UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    File No. 811 9301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30, 2003

Date of reporting period: March 31, 2004

Item 1. Reports to Stockholders.

2004 semiannual report
TIAA-CREF
Institutional
Mutual Funds
Institutional Class

Financial statements (unaudited)
including statements of investments
March 31, 2004

growth equity	mid-cap value index
growth & income	mid-cap blend index
international equity	small-cap growth index
large-cap value	small-cap value index
mid-cap growth	small-cap blend index
mid-cap value	international equity index
small-cap equity	real estate securities
large-cap growth index	social choice equity
large-cap value index	bond
equity index	inflation-linked bond
s&p 500 index	money market
mid-cap growth index

Institutional Class Performance Overview as of 3/31/2004

		Average Annual Compound Rates
		of Total Return
	Inception Date	1 year	Since Inception
Equities
Growth Equity Fund	7/1/1999	31.38%	–8.17%
Growth & Income Fund	7/1/1999	33.52	–3.39
International Equity Fund	7/1/1999	60.01	3.23
Large-Cap Value Fund	10/1/2002	47.10	32.15
Mid-Cap Growth Fund	10/1/2002	49.53	40.57
Mid-Cap Value Fund	10/1/2002	56.53	39.18
Small-Cap Equity Fund	10/1/2002	65.00	41.52
Large-Cap Growth Index Fund	10/1/2002	31.88	25.00
Large-Cap Value Index Fund	10/1/2002	40.37	28.62
Equity Index Fund	7/1/1999	37.88	–1.57
S&P 500 Index Fund	10/1/2002	34.82	26.07
Mid-Cap Growth Index Fund	10/1/2002	49.18	38.39
Mid-Cap Value Index Fund	10/1/2002	51.38	34.20
Mid-Cap Blend Index Fund	10/1/2002	50.53	35.84
Small-Cap Growth Index Fund	10/1/2002	63.02	41.49
Small-Cap Value Index Fund	10/1/2002	64.30	38.77
Small-Cap Blend Index Fund	10/1/2002	63.37	39.91
International Equity Index Fund	10/1/2002	56.92	33.05
Real Estate Securities Fund	10/1/2002	55.51	38.37
Social Choice Equity Fund	7/1/1999	38.11	–1.64

Fixed Income
Bond Fund	7/1/1999	5.31	7.97
Inflation-Linked Bond Fund	10/1/2002	10.48	9.16
Money Market Fund	7/1/1999	1.05	3.41

	Net Annualized Yield	Net Annualized Yield
	(30-Day Period Ended 3/30/04)	(7-Day Period Ended 3/30/04)
	Current		Current	Effective
Bond	3.35%	Money Market*	0.98%	0.99%

*As with all the TIAA-CREF Mutual Funds, the funds you invest in the TIAA-CREF Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

Due to market volatility, recent performance of the TIAA-CREF Institutional Mutual Funds may differ from the figures shown in this report. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/imf-performance.html. Past performance should not be taken as a guarantee of future rates of return. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less upon redemption.

The TIAA-CREF Institutional Mutual Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company. The Russell indexes are not mutual funds, and you cannot invest directly in them.

2004 Semiannual Report | TIAA-CREF Institutional Mutual Funds | Institutional Class

With This Report, A New Look
The format of this year’s TIAA-CREF Institutional Mutual Funds Semiannual Report is new. While the page size is smaller, the report offers more information about the funds in which you’ve invested. This smaller size cuts printing costs—savings that benefit all investors. We have added new features, including an Investor Insight box with useful information about each fund, and a description of each fund’s benchmark. These features respond to requests from investors and are part of our ongoing commitment to communicate clearly about investment performance.

Contents

Report to Investors	2	Small-Cap Equity Fund	111
		Large-Cap Growth Index Fund	137
Fund Performance		Large-Cap Value Index Fund	147
		Equity Index Fund	160
Growth Equity Fund	4	S&P 500 Index Fund	202
Growth & Income Fund	7	Mid-Cap Growth Index Fund	212
International Equity Fund	10	Mid-Cap Value Index Fund	221
Large-Cap Value Fund	13	Mid-Cap Blend Index Fund	231
Mid-Cap Growth Fund	16	Small-Cap Growth Index Fund	244
Mid-Cap Value Fund	19	Small-Cap Value Index Fund	262
Small-Cap Equity Fund	22	International Equity Index Fund	309
Large-Cap Growth Index Fund	25	Real Estate Securities Fund	325
Large-Cap Value Index Fund	28	Social Choice Equity Fund	327
Equity Index Fund	31	Bond Fund	341
S&P 500 Index Fund	34	Inflation-Linked Bond Fund	353
Mid-Cap Growth Index Fund	37	Money Market Fund	354
Mid-Cap Value Index Fund	40
Mid-Cap Blend Index Fund	43	Financial Statements
Small-Cap Growth Index Fund	46	Statements of Assets and
Small-Cap Value Index Fund	49	Liabilities	356
Small-Cap Blend Index Fund	52	Statements of Operations	364
International Equity Index Fund	55	Statement of Cash Flows	373
Real Estate Securities Fund	58	Statements of Changes in
Social Choice Equity Fund	61	Net Assets	374
Bond Fund	64	Financial Highlights	390
Inflation-Linked Bond Fund	67	Notes to Financial Statements	436
Money Market Fund	70
		2003 TIAA-CREF Institutional
Statement of Investments		Mutual Funds Special Meeting	463
Growth Equity Fund	73
Growth & Income Fund	77	Management	464
International Equity Fund	82
Large-Cap Value Fund	92	For More Information	Inside Back Cover
Mid-Cap Growth Fund	98
Mid-Cap Value Fund	106

Report to Investors

This report contains the performance and financial statements for the Institutional Share Class of the TIAA-CREF Institutional Mutual Funds for the six-month period that ended March 31, 2004. The financial statements include information about other share classes that are not the subject of this report.

     World stock markets produced extraordinary gains during the 12 months that ended on March 31, 2004. The Morgan Stanley World IndexSM soared 43.87%, in dollar terms, during this period. Momentum slowed, however, during the first quarter of 2004, when the index posted a return of 2.62%. In the United States, the Russell 3000® Index, which tracks the broad domestic stock market, advanced 38.19% for 12 months, having returned 2.23% for the first quarter.

     The rally in stocks, which began in March 2003, was spurred by economic recovery in the United States and by mushrooming growth in China, both of which improved the prospects for growth worldwide.

     Between January and March of 2004, however, monthly inflows of money into U.S. equity funds dropped by nearly half. A widespread concern that may have affected flows was that any hike in interest rates by the Federal Reserve would slow the recovery, while also making bonds a more competitive alternative to equities.

     Investors’ preferences for value stocks versus growth issues produced a significant shift in the stock market. During the 12 months that ended on September 30, 2003, the Russell 3000 Growth Index had outperformed its value counterpart, the Russell 3000 Value Index, 26.94% to 24.89%. During the fourth quarter of 2003, value stocks took the lead, and by the end of the first quarter of 2004, value stocks had posted a six-month return of 18.16%, versus 11.84% for growth stocks.

     Regardless of this shift, small- and mid-cap stocks were still outpacing stocks of larger companies. For the six-month period, the small-cap Russell 2000® Index climbed 21.69% and the Russell Midcap® Index gained 19.83%, while the predominantly large-cap Russell 1000® returned 14.40%.

     All 20 of our equity funds posted double-digit gains during the six-month period. Their returns varied from 11.24% for the Large-Cap Growth Index Fund to 24.38% for the Small-Cap Value Index Fund. Five of the six funds using the Dual Investment Management Strategy® surpassed their benchmarks. Our 11 indexed funds

The five-year period that ended in March 2004 provides a textbook case of the value of diversification.

2 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Scott Evans
Executive Vice President and
Chief Investment Officer

produced returns comparable to their benchmarks’, minus the effects of expenses. Real estate securities continued to post strong gains during the period, and the Real Estate Securities Fund registered a return of 24.37%.

     Fixed-income returns for the six-month period were below historical norms for the last quarter century, as interest rates stopped their fall and began to rise. The Lehman Brothers U.S. Aggregate Index, which includes corporate, government, and asset-backed issues, rose 2.98%. The returns of the Bond Fund and the Inflation-Linked Bond Fund slightly lagged those of their respective benchmarks.

     The Money Market Fund experienced the effects of low short-term interest rates, but it was still able to outpace the average return of the nation’s money market funds.

     Detailed explanations of the funds’ performance appear on the following pages.

     The five-year period that ended in March 2004 provides a textbook case of the value of diversification. Back in the first quarter of 1999, portfolio managers had just experienced four consecutive years in which the Russell 3000 gained 20% or more. How many investors expected that, over the next five years, the U.S. bond market, as measured by the Lehman Brothers index, would produce a cumulative return of 42.17%, versus only 0.72% for the Russell 3000? (For the decade ending in March 2004, however, the Russell 3000 posted a cumulative return of 195.78%, versus 106.89% for the Lehman index.)

     Unexpected results like those make diversification crucial to any successful investment plan. The 23 fund offerings of TIAA-CREF Institutional Mutual Funds enable you to build a diversified portfolio.

Scott Evans
Executive Vice President and
Chief Investment Officer

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 3

Growth Equity Fund   Large-Cap Growth Stocks

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Growth Equity Fund returned 11.82% for the Institutional Share Class, outpacing the 11.28% return of its benchmark, the Russell 1000® Growth Index, and the 11.63% average return of similar funds, as measured by the Morningstar Large Growth category.

Growth stocks trail value issues.
During the six-month period, the large-cap growth stocks that make up most of the Russell 1000 Growth Index gained 11.28%, significantly trailing the 17.65% return of the Russell 1000 Value Index. (The Russell 3000® Index, a broad measure of the domestic market, advanced 14.94%.) The fund’s benchmark underperformed both the Russell Midcap® Growth Index, up 17.58%, and the small-cap Russell 2000® Growth Index, which surged 18.97%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

The fund tops the benchmark.
The fund’s returns surpassed the benchmark’s because of stock selections that included HMO Aetna, Boston Scientific, and agricultural-supply giant Monsanto. Performance was also enhanced by underweight holdings, relative to the benchmark, in stocks that underperformed the index, such as Microsoft and Intel.

     Holdings with the largest negative effect on the fund’s performance included pharmaceutical and biotech-nology company Wyeth, semiconductor manufacturer Novellus, and Intuit, a provider of personal and business information software. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Also detracting from the fund’s returns were underweight holdings, relative to the benchmark, in drug manufacturer Biogen and UnitedHealth Group. However, these negative factors were not enough to offset the superior performance, relative to the benchmark, of the other stocks in the fund.

     The fund invested 3.70% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

4 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Growth Equity Fund    Large-Cap Growth Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

Performance as of 3/31/2004			Ticker Symbol: TIEQX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Growth Equity Fund
Institutional Class	31.38%	–8.17%	11.82%	–33.32%
Benchmark:
Russell 1000® Growth Index[2]	32.18	–7.17	11.28	–29.81
Peer group:
Morningstar Large Growth	31.75	–5.57	11.63	–22.25

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 7/1/1999

2 Russell 1000 is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 5

Growth Equity Fund    Large-Cap Growth Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

General Electric Co	5.78
Pfizer, Inc	5.77
Cisco Systems, Inc	3.80
Microsoft Corp	3.48
Procter & Gamble Co	3.39
Fannie Mae	3.19
Intel Corp	2.72
PepsiCo, Inc	2.26
Dell, Inc	2.23
Johnson & Johnson	2.21

Total	34.83

Fund Facts

Inception Date
Institutional Class	7/1/1999

Net Assets (3/31/2004)	$111.17	million

Annualized Expense Charge[1]
Institutional Class	0.14%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

“Growth” companies tend to have higher-than-average rates of growth in sales or earnings. Their stocks typically have higher prices than other stocks, relative to their earnings per share.

6 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Growth & Income Fund    Dividend-Paying Stocks

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Growth & Income Fund returned 13.36% for the Institutional Share Class, compared with 14.08% for the fund’s benchmark, the S&P 500® Index, and the 13.54% average return of similar funds, as measured by the Morningstar Large Blend category.

The S&P 500 trails the broad market.
After rising 12.18% in the fourth quarter of 2003, the large-cap stocks of the S&P 500 Index eked out an additional 1.69% gain in the first quarter of 2004. Over the same six-month period, the Russell 3000® Index, which includes stocks of all sizes, increased a total of 14.94%. The Russell’s slightly higher return was made possible by the 19.83% surge of the Russell Midcap® Index, and the 21.69% advance of the small-cap Russell 2000® Index. Both are subsets of the Russell 3000.

     Among large-cap stocks, the Russell 1000® Growth Index gained 11.28%, significantly trailing the 17.65% rise of the Russell 1000 Value Index. (Please note that due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

The fund slightly underperforms the benchmark.
The fund’s return trailed the benchmark’s because of stock selections that included United Technologies, semiconductor manufacturer Novellus Systems, and Amylin Pharmaceuticals. The fund held larger amounts of these stocks than their index weightings, but they did not perform as anticipated. Other detractors from returns were below-benchmark weightings in companies that included Wal-Mart and General Electric.

     Boosting returns were overweight holdings in companies such as retailer Coach, agricultural-supply giant Monsanto, and Royal Caribbean Cruises. The fund also benefited by reducing its holdings, relative to the index, in firms that included Applied Materials, a supplier of products and services to the global semiconductor industry, and Abbott Laboratories. However, these positive contributions were not enough to lift the fund above the index for the period.

     The fund invested 3.84% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 7

Growth & Income Fund    Dividend-Paying Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

Performance as of 3/31/2004			Ticker Symbol: TIGRX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Growth & Income Fund
Institutional Class	33.52%	–3.39%	13.36%	–15.14%
Benchmark:
S&P 500® Index[2]	35.12	–2.67	14.08	–12.06
Peer group:
Morningstar Large Blend	33.80	–2.20	13.54	–9.12

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 7/1/1999

2 Standard and Poor’s 500 Index, S&P, and S&P 500 are registered trademarks and service marks of the McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index of 500 stocks.

8 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Growth & Income Fund    Dividend-Paying Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

ExxonMobil Corp	3.74
Citigroup, Inc	3.26
Procter & Gamble Co	2.64
General Electric Co	2.41
Microsoft Corp	2.35
PepsiCo, Inc	2.26
Pfizer, Inc	2.15
Cisco Systems, Inc	2.13
Fannie Mae	1.91
American Express Co	1.89

Total	24.74

Fund Facts

Inception Date
Institutional Class	7/1/1999

Net Assets (3/31/2004)	$651.65	million

Annualized Expense Charge[1]
Institutional Class	0.14%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The S&P 500® Index tracks the stocks of the 500 largest companies in the United States, in terms of market capitalization. The index is weighted, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

In selecting stocks to overweight in this portfolio, the fund’s managers look for stocks that are well priced, show growth potential, and provide a stream of dividend income.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 9

International Equity Fund    Foreign Stocks

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The International Equity Fund returned 24.31% for the Institutional Share Class, outperforming both the 22.16% return of its benchmark, the Morgan Stanley EAFE® Index, and the 20.66% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Foreign stocks continue to outperform Wall Street.
Boosted by the strength of the pound, yen, and euro versus the dollar, the EAFE index produced substantially higher returns than the broad U.S. market during the six-month period. The Russell 3000® Index, which measures the U.S. stock market, rose 14.94%. Both foreign and domestic markets cooled during the first quarter of 2004, when the EAFE returned 4.34% and the Russell 3000 returned 2.23%. Geopolitical concerns and local business issues worried investors during the first quarter.

     European stocks, which make up more than two-thirds of the EAFE index in terms of market capitalization, returned 21.48% for the six-month period, while the Pacific component returned 24.00%. However, the EAFE’s first quarter gains were driven by a stock market rally in the Pacific markets, particularly Japan. The Pacific component rose 12.73% for the quarter, while British stocks returned just 1.81% and markets in nations using the euro lost 1.11%. (Please note that investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

Stock selections add value.
Both the European and Pacific components of the fund outperformed the benchmark index because of successful stock selection. The top performers were Man Group plc, a British financial services company, the Netherlands’ ASM Lithography Holdings, and German athletic goods manufacturer Puma AG. The fund also benefited by holding less-than-benchmark weightings of British pharmaceutical company GlaxoSmithKline plc and Swiss food producer Nestle S.A.

     Detractors from relative performance included holdings greater than their index weightings in Swiss temporary help company Adecco S.A., Swiss reinsurance company Converium Holding AG, and Hays plc, a British business services company.

10 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

International Equity Fund    Foreign Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

Performance as of 3/31/2004			Ticker Symbol: TIIEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

International Equity Fund
Institutional Class	60.01%	3.23%	24.31%	16.31%
Benchmark:
Morgan Stanley EAFE® Index[2]	57.54	0.06	22.16	0.30
Peer group:
Morningstar Foreign Large Blend	52.16	–0.12	20.66	0.36

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 7/1/1999

2 EAFE is a trademark of Morgan Stanley Capital International, Inc.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 11

International Equity Fund    Foreign Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company (Country)	Net Assets

Royal Bank of Scotland Group plc
(United Kingdom)	2.89
UBS AG (Regd) (Switzerland)	2.61
Nokia Oyj (Finland)	2.58
Tesco plc (United Kingdom)	2.21
Reckitt Benckiser plc (United Kingdom)	2.08
Man Group plc (United Kingdom)	2.06
Vinci S.A. (France)	2.05
E.ON AG (Germany)	1.80
Novartis AG (Regd) (Switzerland)	1.77
British American Tobacco plc
(United Kingdom)	1.71

Total	21.76

Fund Facts

Inception Date
Institutional Class	7/1/1999

Net Assets (3/31/2004)	$447.00	million

Annualized Expense Charge[1]
Institutional Class	0.20%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in developed countries around the world, excluding the United States and Canada. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

International funds invest in stocks outside the United States. Global funds can invest in stocks anywhere in the world, including the United States.

12 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Large-Cap Value Fund    Value Stocks of Larger Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Large-Cap Value Fund returned 19.68% for the Institutional Share Class, topping the 17.65% return for its benchmark, the Russell 1000® Value Index, and the 15.89% average return of similar funds, as measured by the Morningstar Large Value category.

Value stocks shine.
For the period, value stocks as a group handily outperformed growth stocks. The Russell 3000® Value Index, which tracks value stocks of all sizes, advanced 18.16%, while its growth counterpart, the Russell 3000 Growth Index, gained 11.84%. (These indexes are subsets of the Russell 3000, a broad measure of the domestic market.)

     Among value stocks, the predominantly large-cap Russell 1000 lagged both the 24.42% surge of the small-cap Russell 2000® Value Index and the 21.38% rise of the Russell Mid-cap® Value Index.

Stock selection adds luster.
For the six-month period, the fund topped the strong performance of its benchmark, primarily because of successful stock selection. The best performers in this period included agricultural-supply giant Monsanto, HMO Aetna, and Altria, the parent company of Philip Morris. Underweight positions in companies that underperformed the index, such as Ford Motor Company, also boosted returns.

     The positive effect of those holdings was partly offset by lower returns from home mortgage provider Fannie Mae, network storage producer Emulex, and Tenet Healthcare. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions, including Motorola and AT&T Wireless, also detracted from returns.

     The fund invested 0.46% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 13

Large-Cap Value Fund    Value Stocks of Larger Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRLIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Large-Cap Value Fund
Institutional Class	47.10%	32.15%	19.68%	51.98%
Benchmark:
Russell 1000® Value Index[2]	40.82	28.85	17.65	46.32
Peer group:
Morningstar Large Value category	38.51	26.51	15.89	42.40

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell 1000 is a trademark and service mark of the Frank Russell Company.

14 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Large-Cap Value Fund    Value Stocks of Larger Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Citigroup, Inc	5.12
ExxonMobil Corp	5.03
Altria Group, Inc	3.61
Bank One Corp	2.61
FleetBoston Financial Corp	2.58
Fannie Mae	2.17
Verizon Communications, Inc	2.09
Monsanto Co	2.08
SBC Communications, Inc	1.85
Freddie Mac	1.81

Total	28.95

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$25.28	million

Annualized Expense Charge[1]
Institutional Class	0.14%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell 1000 Value Index had an average annual return of 12.61%, outperforming the 9.79% return of the Russell 1000 Growth Index during the same period. Past performance does not, of course, guarantee future results, and future returns could be very different.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 15

Mid-Cap Growth Fund    Growth Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Mid-Cap Growth Fund returned 17.95% for the Institutional Share Class, topping the 17.58% gain of its benchmark, the Russell Midcap® Growth Index, and the 15.60% average return of similar funds, as measured by the Morningstar Mid Growth category.

Growth stocks trail value stocks.
Although growth stocks as a group outpaced value issues during the one-year period ending September 30, 2003, during the following six months value stocks significantly outperformed growth stocks. The Russell 3000® Growth Index, which tracks growth stocks of all sizes, advanced 11.84%, while its value counterpart, the Russell 3000 Value Index, climbed 18.16%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

     Among growth stocks, mid caps topped the 11.28% increase of the predominantly large-cap Russell 1000® Growth Index, but lagged the 18.97% rise of the small-cap Russell 2000® Growth Index. (Small- and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Stock selection helps the fund beat the benchmark.
For the six-month period ending March 31, 2004, the fund surpassed the solid return of its benchmark, primarily because of successful stock selection. The best performers in this period included HMO Aetna, Onyx Pharmaceuticals, and Sapient, a business and technology consulting firm. Underweight positions in companies that lagged the index, such as semiconductor equipment manufacturer KLA-Tencor and video game maker Electronic Arts, also increased the fund’s return.

     The positive effect of those holdings was partly offset by lower returns from stocks such as network storage producer Emulex, Amylin Pharmaceuticals, and Novellus Systems, a semiconductor manufacturer. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions, including pharmaceutical company Sepracor and drug manufacturer Biogen, also detracted from returns.

     The fund invested 0.02% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

16 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Growth Fund    Growth Stocks of Medium-Sized Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRPWX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Growth Fund
Institutional Class	49.53%	40.57%	17.95%	66.74%
Benchmark:
Russell Midcap® Growth Index[2]	49.63	38.64	17.58	63.32
Peer group:
Morningstar Mid Growth	43.78	29.33	15.60	47.30

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 17

Mid-Cap Growth Fund    Growth Stocks of Medium-Sized Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Zimmer Holdings, Inc	2.20
Brinker International, Inc	1.76
Aetna, Inc	1.73
Biogen Idec, Inc	1.71
Intuit, Inc	1.67
DST Systems, Inc	1.59
Staples, Inc	1.57
Express Scripts, Inc	1.48
Electronic Arts, Inc	1.46
Ivax Corp	1.18

Total	16.35

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$3.03	million

Annualized Expense Charge[1]
Institutional Class	0.14%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Growth Index had an average annual return of 10.27%, outperforming the 9.79% return of the predominantly large-cap Russell 1000 Growth Index during the same period. Past performance, however, does not guarantee future results, and future returns could be very different.

18 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Value Fund    Value Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Mid-Cap Value Fund returned 22.93% for the Institutional Share Class, topping the 21.38% return of its benchmark, the Russell Midcap® Value Index, and the 18.92% average return of similar funds, as measured by the Morningstar Mid Value category.

Value stocks best growth issues.
Although growth stocks as a group outpaced value issues during the one-year period ending September 30, 2003, during the following six months, value stocks significantly outperformed growth stocks. The Russell 3000® Value Index gained 18.16%, while its growth counterpart, the Russell 3000 Growth Index, returned 11.84%. (These indexes are subsets of the Russell 3000 Index, which measures the overall domestic market, and which gained 14.94% in the same period.)

     Among value stocks, mid caps topped the 17.65% increase of the predominantly large-cap Russell 1000® Value Index, but lagged the 24.42% surge of the small-cap Rus-sell 2000® Value Index. (Small- and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Effective stock picking beats the benchmark.
The fund surpassed the high return of its benchmark during the period because of heavy weightings, versus the benchmark, in such stocks as agricultural-supply giant Monsanto, Lucent Technologies, and Visteon, an automotive supplier. Also boosting returns were below-benchmark weightings in stocks that included health care information technology company McKesson Corporation and communications services provider CenturyTel.

     The positive effect of those holdings was partly offset by lower-than-expected returns from stocks that included Tenet Healthcare and optical network producer Sycamore Networks. The fund had larger weightings of these stocks than the benchmark. Several underweight positions, including natural gas service provider El Paso Corporation and J.C. Penney, also detracted from returns.

     The fund invested 1.65% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 19

Mid-Cap Value Fund Value    Stocks of Medium-Sized Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TIMVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Value Fund
Institutional Class	56.53%	39.18%	22.93%	64.28%
Benchmark:
Russell Midcap® Value Index[2]	51.60	34.32	21.38	55.73
Peer group:
Morningstar Mid Value	47.44	29.74	18.92	48.04

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

20 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Value Fund Value Stocks of Medium-Sized Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Monsanto Co	1.66
Comerica, Inc	1.54
PG&E Corp	1.47
Clorox Co	1.42
Countrywide Financial Corp	1.39
Aetna, Inc	1.33
MGIC Investment Corp	1.23
TXU Corp	1.18
Lucent Technologies, Inc	1.16
Safeway, Inc	1.16

Total	13.54

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$6.32	million

Annualized Expense Charge[1]
Institutional Class	0.14%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 U.S. companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Value Index had an average annual return of 13.96%, outpacing the 11.45% return of the broad-based Russell 3000® Index during the same period. Past performance, of course, is no guarantee of future results, and future returns could be very different.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 21

Small-Cap Equity Fund    Stocks of Smaller Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Small-Cap Equity Fund returned 22.84% for the Institutional Share Class, topping the 21.69% return for its benchmark, the Russell 2000® Index. The average return of similar funds, as measured by the Morningstar Small Blend category, was 21.59%.

Small caps lead the way.
During the six-month period, the small-cap stocks tracked by the benchmark outpaced stocks of other cap sizes—the predominantly large-cap Russell 1000® Index rose 14.40% and the Russell Midcap® Index advanced 19.83%. The Russell 2000 also handily surpassed the 14.94% increase in the Russell 3000® Index, which measures the overall domestic equity market.

     Among small caps, value topped growth, 24.42% to 18.97%, reversing the trend in the year ending Septem-ber 30, 2003, when growth outgained value, 41.72% to 31.67%. (Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Superior stock selection helps the fund top the benchmark.
For the six months ending March 31, 2004, the fund exceeded the excellent return of the Russell 2000, primarily because of successful stock selection. Top performers in this period included communications technology company Arris Group, US Oncology, Tesoro Petroleum, and specialty mortgage banking company New Century Financial Corporation. These stocks all outperformed the benchmark. Also favorable to returns were underweight positions in companies that trailed the benchmark, such as discount store-chain Fred’s and short-haul airline AirTran Holdings.

     The positive effect of those holdings was partly offset by lower-than-expected returns from stocks that included Priceline.com, networking hardware and software provider Enterasys Networks, and Talk America Holdings, a telecommunications service provider.

22 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Small-Cap Equity Fund    Stocks of Smaller Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TISEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Small-Cap Equity Fund
Institutional Class	65.00%	41.52%	22.84%	68.44%
Benchmark:
Russell 2000® Index[2]	63.83	40.21	21.69	66.11
Peer group:
Morningstar Small Blend	59.35	35.94	21.59	58.82

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell 2000 is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 23

Small-Cap Equity Fund    Stocks of Smaller Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

iShares Russell 2000 Index Fund	1.83
Pediatrix Medical Group, Inc	0.60
Affiliated Managers Group, Inc	0.60
First Industrial Realty Trust, Inc	0.59
New Century Financial Corp	0.59
Zale Corp	0.56
Intergraph Corp	0.55
United Rentals, Inc	0.54
Black Box Corp	0.53
Techne Corp	0.53

Total	6.92

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$37.73	million

Annualized Expense Charge[1]
Institutional Class	0.14%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

Because the size differences among small-cap companies are generally less than those among large-cap ones, the top ten holdings of a small-cap fund usually constitute a smaller part of the overall portfolio.

24 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Large-Cap Growth Index Fund    Growth Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Large-Cap Growth Index Fund returned 11.24% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell 1000® Growth Index, returned 11.28%, versus the 11.63% average return of similar funds, as measured by the Morningstar Large Growth category. U.S. stocks overall returned 14.94%, as measured by the Russell 3000® Index.

Growth trails value.
Growth stocks as a group underperformed value stocks during these two quarters, reversing the trend of the previous 12 months. For the year ending September 30, 2003, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, outperformed the Russell 3000 Value Index, 26.94% to 24.89%. In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Growth Index returned 11.84%, while its value counterpart climbed 18.16%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

     Within the growth category, the 11.28% return of the predominantly large-cap Russell 1000 Growth Index trailed both the 17.58% gain in the Russell Midcap® Growth Index and the 18.97% surge in the small-cap stocks of the Russell 2000® Growth Index.

A strong fourth quarter drives results.
Returns for large-cap growth stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when sector returns ranged from 7.2% for autos and transportation to 21.9% for producer durables.

     During the second half of the period, only seven sectors of the Russell 1000 Growth Index showed gains. Positive results ranged from 0.9% in health care to 10.1% in the “other energy” (i.e., nonpetroleum) sector. Declines varied from 0.3% in autos and transportation to 4.5% for technology.

     The fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell 1000 Growth Index had an average annual return of –6.13% over the last five years, compared with 0.14% for the broad-based Russell 3000.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 25

Large-Cap Growth Index Fund    Growth Stocks of Larger U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TILIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Large-Cap Growth Index Fund
Institutional Class	31.88%	25.00%	11.24%	39.80%
Benchmark:
Russell 1000® Growth Index[2]	32.18	25.19	11.28	40.12
Peer group:
Morningstar Large Growth	31.75	23.43	11.63	37.35

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell 1000 is a trademark and service mark of the Frank Russell Company.

26 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Large-Cap Growth Index Fund    Growth Stocks of Larger U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

General Electric Co	5.64
Pfizer, Inc	5.11
Microsoft Corp	4.13
Intel Corp	3.29
Cisco Systems, Inc	3.05
Wal-Mart Stores, Inc	2.93
Johnson & Johnson	2.78
Coca-Cola Co	1.70
Procter & Gamble Co	1.61
Home Depot, Inc	1.59

Total	31.83

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$38.84	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

Because a large-cap fund holds stocks in some of the world’s largest companies—which make up a sizable portion of the overall market—the fund’s return can be strongly affected by the performance of a relatively small group of holdings.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 27

Large-Cap Value Index Fund    Value Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Large-Cap Value Index Fund returned 17.49% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell 1000® Value Index, returned 17.65%, versus the 15.89% average return of similar funds, as measured by the Morningstar Large Value category. U.S. stocks overall returned 14.94%, as measured by the Russell 3000® Index.

Value tops growth.
Value stocks as a group outperformed growth stocks during these two quarters, reversing the trend from the previous twelve months. For the year ending September 30, 2003, the Russell 3000 Value Index, which tracks value stocks of all sizes, under-performed the Russell 3000 Growth Index, 24.89% to 26.94%.

     In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Value Index gained 18.16%, while its growth counterpart advanced 11.84%.

     Within the value category, the 17.65% return of the predominantly large-cap Russell 1000 Value Index trailed both the 21.38% gain of the Russell Midcap® Value Index and the 24.42% surge in the small-cap stocks of the Russell 2000® Value Index.

A strong fourth quarter drives results.
Returns for large-cap value stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when sector returns ranged from 5.5% for health care to 26.3% for the miscellaneous category.

     During the second half of the period, only eight sectors of the Russell 1000 Value Index showed gains. Positive results ranged from 1.4% in the miscellaneous category to 6.8% in the “other energy” (i.e., nonpetroleum) sector. Declines varied from 0.1% in producer durables to 7.0% for autos and transportation.

     The fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell 1000 Value Index had an average annual return of 3.89% over the last five years, compared with 0.14% for the broad-based Russell 3000.

28 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Large-Cap Value Index Fund    Value Stocks of Larger U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TILVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Large-Cap Value Index Fund
Institutional Class	40.37%	28.62%	17.49%	45.92%
Benchmark:
Russell 1000® Value Index[2]	40.82	28.85	17.65	46.32
Peer group:
Morningstar Large Value	38.51	26.51	15.89	42.40

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell 1000 is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 29

Large-Cap Value Index Fund    Value Stocks of Larger U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

ExxonMobil Corp	4.96
Citigroup, Inc	4.76
Bank of America Corp	2.17
Verizon Communications, Inc	1.80
ChevronTexaco Corp	1.68
Wells Fargo & Co	1.60
J.P. Morgan Chase & Co	1.52
iShares Russell 1000 Value Index Fund	1.52
Altria Group, Inc	1.51
SBC Communications, Inc	1.46

Total	22.98

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$120.08	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

The 12.61% average annual return of the Russell 1000 Value Index outperformed the 9.79% return of the Russell 1000 Growth Index for the ten-year period ending 3/31/04. However, past performance does not guarantee future results, and future returns could be very different.

30 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Equity Index Fund    U.S. Stocks

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Equity Index Fund returned 14.81% for the Institutional Share Class. The fund’s benchmark, the Russell 3000® Index, returned 14.94% for the period, versus the 13.54% average return of similar funds as measured by the Morningstar Large Blend category.

Fourth-quarter gains drive U.S. stock returns.
The lion’s share of performance for the period was earned in the fourth quarter of 2003, when the Russell 3000 advanced 12.43% and 11 of its 12 industry sectors posted double-digit gains. The highest returns for the quarter came from the materials and processing sector, which soared 21.9%, and from producer durables, up 21.4%. The weakest return was from health care, which rose 8.5%.

     For the first quarter of 2004, the Russell 3000 returned only 2.23%. Strong performance in the financial sector, up 5.3%, was partially offset by declines in four sectors, including technology, which declined 2.5%, and autos and transportation, down 4.3%.

Value stocks outshine growth issues.
For the six-month period, value stocks outperformed growth issues by a generous margin. The Russell 3000 Value Index climbed 18.16%, while the Russell 3000 Growth Index returned 11.84%. Returns also varied sharply by cap size. The small-cap stocks of the Russell 2000® Index rose 21.69%, outpacing both the 19.83% return of the Russell Midcap® Index and the 14.40% return of the predominantly large-cap Russell 1000® Index.

     U.S. stocks trailed foreign issues over the six months. The Morgan Stanley EAFE® Index, which tracks stocks in Europe and the Pacific region, including Australia and New Zealand, gained 22.16%, helped by the strength of the pound, yen, and euro versus the dollar.

     During the period, the fund’s returns were comparable to its benchmark’s, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 31

Equity Index Fund    U.S. Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

Performance as of 3/31/2004			Ticker Symbol: TIEIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Equity Index Fund
Institutional Class	37.88%	–1.57%	14.81%	–7.25%
Benchmark:
Russell 3000® Index[2]	38.19	–1.40	14.94	–6.49
Peer group:
Morningstar Large Blend	33.80	–2.20	13.54	–9.12

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 7/1/1999

2 Russell 3000 is a trademark and service mark of the Frank Russell Company.

32 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Equity Index Fund    U.S. Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

General Electric Co	2.48
ExxonMobil Corp	2.26
Pfizer, Inc	2.25
Citigroup, Inc	2.17
Microsoft Corp	1.82
Intel Corp	1.45
Cisco Systems, Inc	1.34
American International Group, Inc	1.34
Wal-Mart Stores, Inc	1.29
Johnson & Johnson	1.23

Total	17.63

Fund Facts

Inception Date
Institutional Class	7/1/1999

Net Assets (3/31/2004)	$674.51	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the total market capitalization of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

This fund uses an index strategy exclusively. Many of our other equity funds use active stock selection along with quantitative techniques to control risk.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 33

S&P 500 Index Fund    Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The S&P 500 Index Fund returned 13.98% for the Institutional Share Class. During the period, the fund’s benchmark, the S&P 500® Index, returned 14.08%, versus the 13.54% average return of similar funds as measured by the Morningstar Large Blend category. In contrast, U.S. stocks overall returned 14.94%, as measured by the Russell 3000® Index.

2003 surges to a close.
Gains for the six-month period came mostly from a year-end rally. The S&P 500 Index rose 12.18% during the fourth quarter of 2003, with seven of its ten sectors posting double-digit advances. The materials sector led the way, with a 22.5% gain. The weakest performance came from utilities, which gained 6.89%.

     For the fourth quarter, the large-cap stocks of the S&P 500 Index slightly underperformed the 12.43% return of the Russell 3000 Index, which tracks the broad domestic market. Contributing to the Russell’s superior performance was the 14.52% advance of the small-cap Russell 2000® Index and the 13.97% increase in the Russell Midcap® Index. These two categories currently make up about one-third of the Russell 3000 Index in terms of capitalization.

Momentum slows in the first quarter of 2004.
During the first quarter, the S&P 500 Index returned 1.69%, again slightly trailing the Russell 3000, which gained 2.23%. Small caps and mid caps helped make the difference: the Russell 2000 advanced 6.26% and the Russell Midcap Index rose 5.14%. During these three months, only six of the S&P 500’s sectors increased; consumer staples, with a gain of 5.14%, performed best. The largest decline was in the information technology sector, down 2.61%.

     During the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

34 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

S&P 500 Index Fund    Stocks of Larger U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TISPX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

S&P 500 Index Fund
Institutional Class	34.82%	26.07%	13.98%	41.60%
Benchmark:
S&P 500® Index[2]	35.12	26.25	14.08	41.91
Peer group:
Morningstar Large Blend	33.80	23.94	13.54	38.08

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Standard and Poor’s 500 Index, S&P, and S&P 500 are registered trademarks and service marks of the McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index of 500 stocks.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 35

S&P 500 Index Fund Stocks of Larger U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

General Electric Co	2.94
ExxonMobil Corp	2.58
Microsoft Corp	2.55
Pfizer, Inc	2.52
Citigroup, Inc	2.52
Wal-Mart Stores, Inc	2.44
American International Group, Inc	1.76
Intel Corp	1.67
Cisco Systems, Inc	1.53
International Business Machines Corp	1.48

Total	21.99

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$98.81	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The S&P 500® Index tracks the stocks of the 500 largest companies in the United States, in terms of market capitalization. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

The S&P 500 tracks the stocks of 500 large-cap U.S. companies, but, because of their large market capitalization as a group, the index covers more than 80% of the total U.S. stock market.

36 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Growth Index Fund    Growth Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Mid-Cap Growth Index Fund returned 17.48% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell Midcap® Growth Index, returned 17.58%, versus the 15.60% average return of similar funds, as measured by the Morningstar Mid Growth category. U.S. stocks overall returned 14.94%, as measured by the Russell 3000® Index.

Growth trails value.
Growth stocks as a group underperformed value stocks during these two quarters, reversing the trend of the previous 12 months. For the year ending September 30, 2003, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, outperformed the Russell 3000 Value Index, 26.94% to 24.89%. In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Growth Index returned 11.84%, while its value counterpart climbed 18.16%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

      Within the growth category, the 11.28% return of the predominantly large-cap Russell 1000® Growth Index trailed both the 17.58% gain in the Russell Midcap Growth Index and the 18.97% surge in the small-cap stocks of the Russell 2000® Growth Index.

A strong fourth quarter drives results.
Returns for mid-cap growth stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when sector returns ranged from 4.8% for autos and transportation to 22.9% for the miscellaneous category. During the first quarter of 2004, positive sector results varied from 0.6% for technology to 14.8% for utilities, while producer durables posted a 1.3% loss.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Rus-sell Midcap Growth Index had an average annual return of 2.29% over the last five years, compared with 0.14% for the broad-based Russell 3000. (Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 37

Mid-Cap Growth Index Fund    Growth Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TIMGX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Growth Index Fund
Institutional Class	49.18%	38.39%	17.48%	62.87%
Benchmark:
Russell Midcap® Growth Index[2]	49.63	38.64	17.58	63.32
Peer group:
Morningstar Mid Growth	43.78	29.33	15.60	47.30

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

38 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Growth Index Fund    Growth Stocks of Medium-Sized U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Zimmer Holdings, Inc	1.53
Biogen Idec, Inc	1.41
International Game Technology	1.33
Starbucks Corp	1.28
Symantec Corp	1.18
Caremark Rx, Inc	1.17
TJX Cos, Inc	1.09
Staples, Inc	1.04
Electronic Arts, Inc	1.03
YUM! Brands, Inc	0.97

Total	12.03

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$24.73	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Growth Index had an average annual return of 10.27%, while the predominantly large-cap Russell 1000 Growth Index posted an average annual return of 9.79% during the same period. Past performance, however, does not guarantee future results, and future returns could be very different.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 39

Mid-Cap Value Index Fund    Value Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Mid-Cap Value Index Fund returned 21.31% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell Midcap® Value Index, returned 21.38%, versus the 18.92% average return of similar funds, as measured by the Morningstar Mid Value category. Mid-cap value stocks outpaced the overall U.S. stock market, which returned 14.94%, as measured by the Russell 3000® Index.

Value leads growth.
Value stocks as a group outperformed growth stocks during these two quarters, reversing the trend of the previous 12 months. For the year ending September 30, 2003, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, outperformed the Russell 3000 Value Index, 26.94% to 24.89%. In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Value Index climbed 18.16%, while its growth counterpart returned 11.84%. (Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

     Within the value category, the 21.38% return of the Russell Midcap Value Index surpassed the 17.65% return of the predominantly large-cap Russell 1000® Value Index but trailed the 24.42% surge in the small-cap stocks of the Russell 2000® Value Index.

A strong fourth quarter drives results.
Returns for mid-cap value stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when sector returns ranged from 9.2% for the consumer staples sector to 26.0% for the miscellaneous category. During the first quarter of 2004, positive sector results varied from 1.0% for health care to 7.6% for financials, while autos and transportation posted a 4.2% loss.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell Midcap Value Index had an average annual return of 10.57% return over the last five years, compared with 0.14% for the broad-based Russell 3000.

40 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Value Index Fund    Value Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TMVIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Value Index Fund
Institutional Class	51.38%	34.20%	21.31%	55.53%
Benchmark:
Russell Midcap® Value Index[2]	51.60	34.32	21.38	55.73
Peer group:
Morningstar Mid Value	47.44	29.74	18.92	48.04

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 41

Mid-Cap Value Index Fund    Value Stocks of Medium-Sized U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Lucent Technologies, Inc	0.97
Countrywide Financial Corp	0.89
Agilent Technologies, Inc	0.81
John Hancock Financial Services, Inc	0.72
PG&E Corp	0.68
Fortune Brands, Inc	0.64
Johnson Controls, Inc	0.64
Sears Roebuck & Co	0.63
Public Service Enterprise Group, Inc	0.61
Marathon Oil Corp	0.60

Total	7.19

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$36.03	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ended 3/31/04, the Russell Midcap Value Index had an average annual return of 13.96%, outpacing the 11.45% gain of the broad-based Russell 3000® Index during the same period. Past performance, of course, is no guarantee of future results, and future returns could be very different.

42 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Blend Index Fund    Growth and Value Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Mid-Cap Blend Index Fund returned 19.71% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell Midcap® Index, returned 19.83%, versus the 18.32% average return of similar funds, as measured by the Morningstar Mid Blend category. Mid caps outpaced the overall U.S. stock market, which returned 14.94%, as measured by the Russell 3000® Index.

Mid caps outpace the market in both quarters.
During the fourth quarter of 2003, mid-cap stocks posted a return of 13.97%, well ahead of the 12.43% performance of the Russell 3000. In the first quarter of 2004, when the domestic stock rally slowed, mid caps added another 5.14% gain, while the return of the Russell 3000 dropped to 2.23%.

     For the six-month period, mid caps were well ahead of the 14.40% return of the predominantly large-cap Russell 1000® but trailed the small-cap Russell 2000® Index, which advanced 21.69%. (Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Returns in financials and consumer goods drive performance.
Mid-cap results in both quarters were powered by strong returns in the financial sector and in consumer discretionary goods. Together, these two sectors make up nearly half of the Russell Midcap Index, in terms of capitalization.

     Other important contributions to positive results included a 22.1% return in producer durables during the fourth quarter of 2003, and a 7.3% return in the health care sector in the first quarter of 2004.

     For the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell Midcap Index had an average annual return of 8.42% over the last five years, compared with 0.14% for the broad-based Russell 3000.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 43

Mid-Cap Blend Index Fund    Growth and Value Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRBDX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Blend Index Fund
Institutional Class	50.53%	35.84%	19.71%	58.39%
Benchmark:
Russell Midcap® Index[2]	50.83	36.15	19.83	58.93
Peer group:
Morningstar Mid Blend	48.10	31.31	18.32	50.86

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

44 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Mid-Cap Blend Index Fund    Growth and Value Stocks of Medium-Sized U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Zimmer Holdings, Inc	0.60
Biogen Idec, Inc	0.56
Lucent Technologies, Inc	0.55
Countrywide Financial Corp	0.53
International Game Technology	0.52
Corning, Inc	0.51
Agilent Technologies, Inc	0.51
Starbucks Corp	0.50
Symantec Corp	0.47
Caremark Inc	0.46

Total	5.21

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$49.91	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, based on total market capitalization. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Index had an average annual return of 13.08%, outperforming the 11.45% average annual return for the overall market, as measured by the Russell 3000® Index, during the same period. Past performance, of course, does not guarantee future results, and future returns could be very different.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 45

Small-Cap Growth Index Fund    Growth Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Small-Cap Growth Index Fund returned 18.92% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell 2000® Growth Index, returned 18.97%, versus the 18.11% average return of similar funds, as measured by the Morningstar Small Growth category. Small-cap growth stocks outpaced the overall U.S. stock market, which returned 14.94%, as measured by the Russell 3000® Index.

Growth trails value.
Growth stocks as a group underperformed value stocks during these two quarters, reversing the trend of the previous 12 months. For the year ending September 30, 2003, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, outperformed the Russell 3000 Value Index, 26.94% to 24.89%. In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Growth Index returned 11.84%, while its value counterpart climbed 18.16%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

     Within the growth category, the 11.28% return of the predominantly large-cap Russell 1000® Growth Index trailed both the 17.58% gain in the Russell Midcap® Growth Index and the 18.97% surge in the small-cap stocks of the Russell 2000 Index.

A strong fourth quarter drives results.
Returns for small-cap growth stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when ten of the twelve sectors of the Russell 2000 Growth Index posted double-digit gains. Sector returns ranged from 8.7% for health care to 55.1% for integrated oils. During the second half of the period, only two sectors of the Russell 2000 Growth Index showed double-digit gains. The best-performing sector, consumer staples, returned 13.8%, while the weakest, autos and transportation, lost 3.4%.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell 2000 Growth Index had an average annual return of 2.31% over the last five years, compared with 0.14% for the broad-based Russell 3000. (Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

46 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Small-Cap Growth Index Fund    Growth Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TISGX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Small-Cap Growth Index Fund
Institutional Class	63.02%	41.49%	18.92%	68.39%
Benchmark:
Russell 2000® Growth Index[2]	63.16	41.62	18.97	68.61
Peer group:
Morningstar Small Growth	57.73	35.67	18.11	58.44

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell 2000 is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 47

Small-Cap Growth Index Fund    Growth Stocks of Smaller U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Conexant Systems, Inc	0.55
Cytyc Corp	0.54
MGI Pharma, Inc	0.47
Covance, Inc	0.46
NBTY, Inc	0.42
Accredo Health, Inc	0.39
Affiliated Managers Group, Inc	0.38
Pacific Sunwear of California, Inc	0.38
Cooper Cos, Inc	0.37
UCBH Holdings, Inc	0.37

Total	4.33

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$70.68	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 2000® Growth Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Growth Index represents those stocks of the Russell 2000 with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

During the ten years ending 3/31/04, the difference between the returns of growth and value stocks was much greater among small-cap stocks than it was among large caps or mid caps. For that period, the 6.45% average annual return of the Russell 2000 Growth Index trailed the 13.61% average annual return of the Russell 2000 Value Index. Past performance, however, does not guarantee future results, and future returns could be very different.

48 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Small-Cap Value Index Fund    Value Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Small-Cap Value Index Fund returned 24.38% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell 2000® Value Index, returned 24.42%, versus the 22.63% average return of similar funds, as measured by the Morningstar Small Value category. Small-cap value stocks outpaced the overall U.S. stock market, which returned 14.94%, as measured by the Russell 3000® Index.

Value trumps growth.
Value stocks as a group outperformed growth stocks during these two quarters, reversing the trend of the previous 12 months. For the year ending Sep-tember 30, 2003, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, outperformed the Russell 3000 Value Index, 26.94% to 24.89%. In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Value Index climbed 18.16%, while its growth counterpart returned 11.84%.

     Within the value category, the 17.65% return of the predominantly large-cap Russell 1000® Value Index trailed both the 21.38% gain in the Russell Midcap® Value Index and the stellar 24.42% surge in the fund’s benchmark. (Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

A strong fourth quarter drives results.
Returns for small-cap value stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when all 12 sectors of the Rus-sell 2000 Value Index posted double-digit gains. Sector returns ranged from 11.5% for utilities to 34.3% for integrated oils. During the second half of the period, only three sectors of the Russell 2000 Value Index showed double-digit gains. The best-performing sector, “other energy” (i.e., nonpetroleum), returned 13.5%, while the weakest, autos and transportation, lost 2.0%.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell 2000 Value Index had an average annual return of 16.14% over the last five years, compared with 0.14% for the broad-based Russell 3000.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 49

Small-Cap Value Index Fund    Value Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TISVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Small-Cap Value Index Fund
Institutional Class	64.30%	38.77%	24.38%	63.55%
Benchmark:
Russell 2000® Value Index[2]	64.49	38.92	24.42	63.82
Peer group:
Morningstar Small Value	60.41	36.08	22.63	59.00

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell 2000 is a trademark and service mark of the Frank Russell Company.

50 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Small-Cap Value Index Fund    Value Stocks of Smaller U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

iShares Russell 2000 Value Fund	0.56
Louisiana-Pacific Corp	0.55
Ventas, Inc	0.42
Health Care REIT, Inc	0.42
Standard-Pacific Corp	0.41
Allmerica Financial Corp	0.39
BJ's Wholesale Club, Inc	0.36
South Financial Group, Inc	0.35
Allegheny Energy, Inc	0.35
Fremont General Corp	0.35

Total	4.16

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$63.47	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 2000® Value Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Value Index represents those stocks of the Russell 2000 with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

The 13.61% average annual return of the Russell 2000 Value Index outperformed the 6.45% return of the Russell 2000 Growth Index for the ten-year period ending 3/31/04. Past performance does not, of course, guarantee future results, and future returns could be very different.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 51

Small-Cap Blend Index Fund    Growth and Value Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Small-Cap Blend Index Fund returned 21.56% for the Institutional Share Class. During the period, the fund’s benchmark, the Russell 2000® Index, returned 21.69%, versus the 21.59% average return of similar funds, as measured by the Morningstar Small Blend category. Small caps outpaced the overall U.S. stock market, which returned 14.94%, as measured by the Russell 3000® Index.

Small caps outpace other cap sizes in both quarters.
During the fourth quarter of 2003, small-cap stocks posted a return of 14.52%, well ahead of the 12.43% performance of the Russell 3000. In the first quarter of 2004, when the domestic stock rally slowed, small caps added another 6.26% gain, while the return of the Russell 3000 dropped to 2.23%.

     For the six-month period, small caps were substantially ahead of the 14.40% return of the predominantly large-cap Russell 1000® and also outpaced the Russell Midcap® Index, which advanced 19.83%. (Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Returns in financials and consumer goods drive performance.
Small-cap results in both quarters were powered by strong returns in the financial sector and in consumer discretionary goods. Together, these two sectors make up more than 40% of the Russell 2000 Index, in terms of capitalization.

     Other important contributions to positive results included a 25.8% return in the materials and processing sector during the fourth quarter of 2003, and an 8.4% return in the health care sector in the first quarter of 2004.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell 2000 Index had an average annual return of 9.66% over the last five years, compared with 0.14% for the broad-based Russell 3000.

52 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Small-Cap Blend Index Fund    Growth and Value Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TISBX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Small-Cap Blend Index Fund
Institutional Class	63.37%	39.91%	21.56%	65.57%
Benchmark:
Russell 2000® Index[2]	63.83	40.21	21.69	66.11
Peer group:
Morningstar Small Blend	59.35	35.94	21.59	58.82

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 Russell 2000 is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 53

Small-Cap Blend Index Fund    Growth and Value Stocks of Smaller U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

iShares Russell 2000 Index Fund	1.58
Louisiana-Pacific Corp	0.28
Andrew Corp	0.27
Conexant Systems, Inc	0.27
Cytyc Corp	0.26
MGI Pharma, Inc	0.23
Covance, Inc	0.22
Activision, Inc	0.22
Standard-Pacific Corp	0.21
Ventas, Inc	0.21

Total	3.75

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$128.36	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

Because the size differences among small-cap stocks are generally less than those among large-cap stocks, the top ten holdings of a small-cap fund usually constitute a smaller part of the overall portfolio.

54 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

International Equity Index Fund    Foreign Stocks

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The International Equity Index Fund returned 21.97% for the Institutional Share Class. During the period, the fund’s benchmark, the Morgan Stanley EAFE® Index, returned 22.16%, versus the 20.66% average return of similar funds, as measured by the Morningstar Foreign Large Blend category. In contrast, the broad U.S. stock market, as measured by the Russell 3000® Index, rose 14.94%.

A great quarter for overseas investments.
The EAFE index soared 17.08% during the fourth quarter of 2003, largely because increasing stock prices overseas were magnified by the decline of the dollar against the pound, yen, and euro. In fact, nearly half of the EAFE’s gain was caused by fluctuations in currency exchange rates. European stocks, which represent more than two-thirds of the EAFE Index, were up 20.37% for the quarter. The largest returns were in Germany, where stocks jumped 31.28%, and in the United Kingdom, where they rose 18.21%. Japanese stocks posted a gain of only 8.38%.

Foreign stocks advance modestly to start 2004.
The EAFE Index rose 4.34% for the first quarter of 2004, again outperforming the Russell 3000, which returned 2.23%. Unlike returns in the fourth quarter of 2003, the performance of the EAFE in this quarter did not result primarily from weakness in the value of the dollar: even denominated in local currencies, the EAFE rose 4.06%. A big contributor to its advance was a 15.14% surge in its Japan component. German stocks, after a sensational previous quarter, lost 4.48% during this one. The strongest performance among major European exchanges came from British stocks, which returned 1.81%.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark. (Please note that investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 55

International Equity Index Fund    Foreign Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TCIEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

International Equity Index Fund
Institutional Class	56.92%	33.05%	21.97%	53.52%
Benchmark:
Morgan Stanley EAFE® Index[2]	57.54	33.28	22.16	53.93
Peer group:
Morningstar Foreign Large Blend	52.16	29.21	20.66	46.96

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 EAFE is a trademark of Morgan Stanley Capital International, Inc.

56 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

International Equity Index Fund    Foreign Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company (Country)	Net Assets

BP plc (United Kingdom)	2.39
HSBC Holdings plc (United Kingdom)	2.10
Vodafone Group plc (United Kingdom)	2.08
Total S.A. (France)	1.52
GlaxoSmithKline plc (United Kingdom)	1.51
Nestle S.A. (Regd) (Switzerland)	1.33
Novartis AG (Regd) (Switzerland)	1.31
Toyota Motor Corp (Japan)	1.31
Nokia Oyj (Finland)	1.30
Royal Dutch Petroleum Co (Netherlands)	1.28

Total	16.13

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$77.49	million

Annualized Expense Charge[1]
Institutional Class	0.15%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in developed countries around the world, excluding the United States and Canada. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

For the ten years ended 3/31/04, the Morgan Stanley EAFE Index, which tracks stocks in Europe, Australasia, and the Far East, had an average annual return of 4.87%, trailing the 11.45% average annual return for the overall U.S. market, as measured by the Russell 3000® Index, during the same period. However, past performance does not guarantee future results, and future returns could be very different.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 57

Real Estate Securities Fund    Real Estate Securities

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Real Estate Securities Fund returned 24.37% for the Institutional Share Class, outperforming the 22.53% return of its benchmark, the Wilshire Real Estate Securities Index, and the 22.70% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

The two quarters post double-digit gains.
The fund posted returns of 11.15% during the fourth quarter of 2003 and 11.89% during the first quarter of 2004. In both quarters, retail properties—regional malls in particular—were the star performers among real estate investment trusts (REITs). Regional malls returned a stunning 22% during the last three months. Apartments were the weakest sector, as historically low interest rates continued to turn renters into home buyers. The office sector continued to suffer from the low rate of job growth in the nation’s economy.

     In both quarters, the fund was able to outperform its index through successful sector allocation and superior stock selection. Returns were boosted by overweight holdings, relative to the benchmark, in retail properties and by smaller holdings in the underperforming apartment sector.

The fund is now positioned defensively.
Despite the strong recent performance of REITs, fundamental factors in the real estate industry remain weak, with vacancy rates relatively high in many sectors. At quarter’s end, a decline seemed possible, particularly if the prospect of higher interest rates makes other kinds of income-oriented securities more attractive.

     With this in mind, the fund took additional defensive positions, which included increasing its exposure to preferred stock and its investments in properties with shorter lease terms. Throughout the period, the fund also maintained a portfolio broadly diversified among nine real estate sectors and across three cap sizes. (The Real Estate Securities Fund, however, is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks, including fluctuations in underlying property values, higher expenses or lower income than expected, and potential environmental problems and liability.)

58 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Real Estate Securities Fund    Real Estate Securities

P E R F O R M A N C E

Investment Objective

Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TIREX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Real Estate Securities Fund
Institutional Class	55.51%	38.37%	24.37%	62.84%
Benchmark:
Wilshire Real Estate Securities Index	52.15	34.19	22.53	55.51
Peer group:
Morningstar Specialty Real Estate	51.00	33.75	22.70	54.80

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 59

Real Estate Securities Fund    Real Estate Securities

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Rouse Co	4.20
Affordable Residential Communities	3.31
Home Properties, Inc	3.30
Simon Property Group, Inc	3.22
Vornado Realty Trust	3.21
Glenborough Realty Trust, Inc	2.92
Equity Office Properties Trust	2.82
Acadia Realty Trust	2.80
Prologis	2.77
Monmouth REIT (Class A)	2.65

Total	31.20

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$136.58	million

Annualized Expense Charge[1]
Institutional Class	0.15%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Wilshire Real Estate Securities Index tracks the performance of publicly traded real estate securities such as real estate investment trusts and real estate operating companies. Companies in the index generally have a market capitalization of at least $100 million. You cannot invest in this index.

investorInsight

Unlike the TIAA Real Estate Account, which owns real estate properties directly, this fund invests primarily in the stocks and other securities of companies that are engaged in real estate or related industries.

60 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Social Choice Equity Fund    Socially Screened Stocks

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Social Choice Equity Fund returned 15.38% for the Institutional Share Class, outperforming both the 14.94% return of the fund’s benchmark, the Russell 3000® Index, and the 13.54% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments for social criteria, as the fund does.

Excluded stocks boost performance.
The largest contribution to the fund’s superior performance versus the benchmark came from the exclusion of General Electric by the social screens. General Electric is the largest stock in the Russell 3000, with an oversized effect on its return. The stock’s performance during the period was a drag on the return of the index. The fund’s relative return was also helped by the exclusion of other stocks, including Wyeth, Abbott Laboratories, and Wal-Mart.

     The positive effects of the screens on the fund’s return were partially offset by their excluding several stocks that performed well during the six-month period, such as ChevronTexaco and Altria, the parent company of Philip Morris.

Managing risk helps keep the fund on track.
Because the social screens prevent the fund from owning some of the stocks in the Russell 3000 Index, the fund’s managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the index.

     As a result, the fund had overweight holdings, compared to the benchmark, in several stocks that outperformed the index, including FleetBoston and Bank One. The positive effects of these holdings were partly offset by overweight positions in such stocks as Merck and Johnson & Johnson, which underperformed the Russell 3000.

     (Note: Because its social criteria exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.)

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 61

Social Choice Equity Fund    Socially Screened Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

Performance as of 3/31/2004			Ticker Symbol: TISCX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Social Choice Equity Fund
Institutional Class	38.11%	–1.64%	15.38%	–7.57%
Benchmark:
Russell 3000® Index[2]	38.19	–1.40	14.94	–6.49
Peer group:
Morningstar Large Blend	33.80	–2.20	13.54	–9.12

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 7/1/1999

2 Russell 3000 is a trademark and service mark of the Frank Russell Company.

62 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Social Choice Equity Fund    Socially Screened Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Johnson & Johnson	2.26
Microsoft Corp	2.25
American International Group, Inc	1.87
Procter & Gamble Co	1.77
Intel Corp	1.75
International Business Machines Corp	1.62
Bank of America Corp	1.61
Cisco Systems, Inc	1.53
Coca-Cola Co	1.50
Merck & Co, Inc	1.33

Total	17.49

Fund Facts

Inception Date
Institutional Class	7/1/1999

Net Assets (3/31/2004)	$66.66	million

Annualized Expense Charge[1]
Institutional Class	0.08%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the total market capitalization of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

This portfolio’s investments must pass two kinds of social screens. The first kind excludes companies whose revenues are derived from alcohol, tobacco, gambling, weapons production, or nuclear power. Remaining companies are then evaluated and selected based on such criteria as respect for the environment, diversity, charitable giving, fair labor and governance practices, and other issues.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 63

Bond Fund    Intermediate-Term Bonds

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Bond Fund returned 2.75% for the Institutional Share Class, trailing the 2.98% return of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 2.92% average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category.

     The bond market moved down and then sharply up during the six-month period as investors reacted to conflicting economic indicators. During the fourth quarter of 2003, better economic news sent stocks soaring, and the Russell 3000® Index jumped 12.43%, while the Lehman index returned just 0.32%.

     The first quarter of 2004 saw a reversal as slow job growth stalled the stock rally and increased demand for bonds. Ten-year U.S. Treasury notes posted their best returns since the third quarter of 2002, helping the Lehman index gain 2.66%, versus 2.23% for the Russell 3000.

Corporate bonds perform best in both quarters.
Investment-grade corporate bonds and mortgage-backed securities were the top-performing sectors in the fourth quarter of 2003, outperforming similar duration U.S. Treasury securities as investors continued to buy higher-yielding assets.

     Contrary to market expectations, U.S. Treasury yields fell throughout the first quarter of 2004, and weak non-farm payroll figures in March prompted a strong bond market rally. Corporate bonds continued to provide the best returns, but the performance of mortgage-backed securities slipped below that of Treasuries.

Asset allocations changed during the first quarter of 2004.
The fund underperformed the index for the six-month period primarily due to its neutral weighting, relative to the benchmark, in the corporate sector during the fourth quarter of 2003. The fund was slightly underweight in the mortgage-backed sector during that quarter, which also detracted from performance relative to the benchmark.

     During the first quarter of 2004, the fund took a defensive position in the mortgage-backed securities sector, tilting toward bonds of shorter duration to guard against an expected rise in interest rates. When the Federal Reserve kept a rate hike on hold, the bond market rallied. The defensive posture of the portfolio kept its return close to that of the index during the quarter. (Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk. Note that interest rate increases can cause bond prices to decline.)

64 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Bond Fund    Intermediate-Term Bonds

P E R F O R M A N C E

Investment Objective

Seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

Performance as of 3/31/2004			Ticker Symbol: TIBDX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Bond Fund
Institutional Class	5.31%	7.97%	2.75%	44.02%
Benchmark:
Lehman Brothers U.S. Aggregate Index	5.40	7.88	2.98	43.43
Peer group:
Morningstar Intermediate-Term Bond	5.81	6.85	2.92	37.16

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 7/1/1999

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 65

Bond Fund    Intermediate-Term Bonds

P R O F I L E

Holdings by Market Sector (as of 3/31/2004)

Mortgage-backed securities*	30.0%
U.S. Treasury securities	26.9
Corporate bonds	25.3
U.S. agency securities	13.9
Asset-backed securities	1.8
Yankees†	1.1
Short-term investments	1.0

Total	100.0

*	Includes both government-backed and private-label securities

†	Foreign government and corporate bonds denominated in U.S. dollars

Fund Facts

Inception Date
Institutional Class	7/1/1999
Net Assets (3/31/2004)	$935.31	million
Annualized Expense Charge[1]
Institutional Class	0.14%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

Risk Characteristics:

Bond Fund vs. Benchmark (as of 3/31/2004)

		Option- Adjusted
	Average Maturity	Duration
Measure	(in years)	(in years)

Bond Fund†	6.87	4.40

Lehman Brothers
U.S. Aggregate
Index	7.29	4.33

† As calculated using an analytical model developed by CMS BondEdge, a widely recognized risk analytic software package

The Fund’s Benchmark

The Lehman Brothers U.S. Aggregate Index tracks the performance of the U.S. investment-grade fixed-rate bond market, including government and agency securities, corporate bonds, and mortgage-backed and asset-backed securities. You cannot invest in this index.

About Duration

Both maturity and duration are measured in years, but these terms have different meanings. Maturity measures the amount of time until a bond expires and the borrower is repaid in full. Duration is measured in years and indicates the sensitivity of a bond to changes in interest rates: the lower the duration, the lower the bond’s potential volatility and vice versa. We seek to keep this portfolio’s average duration similar to the benchmark’s.

investorInsight

During the 20-year period from 1984-2003, the Lehman Brothers U.S. Aggregate Index suffered losses in only two years: it posted a 2.95% drop in 1991 and a 0.82% decline in 1994. The best year during that period was 1985, when the index gained 22.13%. Past performance does not, of course, guarantee future results, and future returns could be very different.

66 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Inflation-Linked Bond Fund    Inflation-Linked Bonds

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Inflation-Linked Bond Fund returned 6.77% for the Institutional Share Class. During the period, the fund’s benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, returned 6.86%, versus the 6.69% return of the Salomon Smith Barney Inflation-Linked Securities Index, the fund’s benchmark through September 30, 2003.

TIPS continue to offer superior performance.
During the six-month period, inflation-linked bonds strongly outperformed the 2.98% return of the Lehman Brothers Aggregate Bond Index, which tracks a broad range of government, corporate, and mortgage-backed bonds. For the 12 months ending March 31, the Lehman Brothers TIPS Index returned 10.84%, more than twice the 5.40% return of the broader Lehman index. The real (i.e., above-inflation) returns that TIPS provide continued to be an important factor in their superior performance in the prevailing low-interest-rate environment.

     The fund’s performance was aided during the fourth quarter of 2003 by overweighting the 30-year TIPS bond, relative to the index, while maintaining a similar duration exposure. During the first quarter of 2004, performance suffered due to an underweight in the 2032 TIPS bond in early March. We moved to market weight later in the month as demand for the issue increased.

Inflation remains tame.
Year-over-year inflation as measured by the Consumer Price Index for All Urban Consumers (CPI-U) rose just 1.7% as of the end of March. Excluding food and energy, the core inflation rate was 1.6%. During the period, oil prices climbed from a low of $27.52 per barrel on October 30, 2003, to a high of $38.18 per barrel on March 17, 2004, but thus far oil prices have not pushed inflation higher. Last year at the same time, year-over-year inflation stood at 3.0%.

     As of March 31, 2004, the fund’s duration of 8.92 years remained similar to that of the benchmark, which helped the fund to track its benchmark. (Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk. Note that interest rate risk increases can cause bond prices to decline.)

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 67

Inflation-Linked Bond Fund    Inflation-Linked Bonds

P E R F O R M A N C E

Investment Objective

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds

$10,000 Invested at Fund’s Inception

Institutional Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TIILX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Inflation-Linked Bond Fund
Institutional Class	10.48%	9.16%	6.77%	14.06%
Benchmark:
Lehman Brothers U.S. Treasury
Inflation-Protected Securities Index	10.84	9.49	6.86	14.58
Salomon Smith Barney
Inflation-Linked Securities Index[2]	10.83	9.48	6.69	14.57

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 10/1/2002

2 This was the fund’s benchmark through September 30, 2003.

68 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Inflation-Linked Bond Fund    Inflation-Linked Bonds

P R O F I L E

Portfolio Composition by Maturity
(as of 3/31/2004)

Percent of
Net Assets

3-10 Year Bonds	71.5
Over-24-Year Bonds	28.0
Cash or Cash Equivalents	0.5

Total	100.0

Fund Facts

Inception Date
Institutional Class	10/1/2002

Net Assets (3/31/2004)	$342.93	million

Annualized Expense Charge[1]
Institutional Class	0.14%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities) Index tracks the performance of inflation-protected securities issued by the U.S. Treasury with at least one year to maturity and $200 million in par amount outstanding. You cannot invest in this index.

investorInsight

The interest rate of an inflation-linked bond is fixed, but the value of its principal is adjusted each month in accordance with the Consumer Price Index—All Urban (CPI-U).

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 69

Money Market Fund    Cash Equivalents

D I S C U S S I O N

Performance in the Six Months
Ended March 31, 2004

The Money Market Fund posted a return of 0.50% for the Institutional Share Class, substantially outperforming the 0.26% return of its benchmark, the iMoney Net Money Fund Report AveragesTM—All Taxable.

     The period began with short-term interest rates at absolute historical lows; they remained there. Forecasts during the two quarters were driven, in a large part, by concerns over deflation, with suggestions that the federal funds rate might be maintained at 1.00% through all of 2004. Despite expectations of higher job growth, monthly employment reports continually disappointed the markets. A relatively flat LIBOR (London Interbank Offered Rate) curve remained in effect throughout the period, and spreads between short investment instruments continued to be tight. In addition, the supply of corporate and financial paper remained limited, due largely to technical factors. In short, there were few opportunities for money managers to exceed the peer group standard.

Asset allocations added value.
Over the period, with the LIBOR curve relatively flat and the supply of investment product scarce, relative-value investing became even more important. The fund remained primarily invested in commercial paper, which constituted 75% of holdings, distributed almost equally between the corporate and asset-backed segments of the market.

     Although much of the market took refuge in floating-rate securities as a defensive measure, the fund bought few of them, because the interest rate spreads relative to similarly termed fixed-rate securities were very small. Due to the size of the fund and the lack of high-credit-quality offerings, it continued to invest fairly heavily in government agency securities, which were approximately 20% of holdings. The remaining 5% of portfolio holdings were in domestic and foreign bank notes and certificates of deposit.

     During the period, the fund’s weighted average maturity fluctuated between 50 and 62 days. As of March 30, 2004, the weighted average maturity was 61 days, while the weighted average maturity of the benchmark stood at 55 days.

70 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Money Market Fund    Cash Equivalents

P E R F O R M A N C E

Investment Objective

Seeks high current income consistent with maintaining liquidity and preserving capital

$10,000 Invested at Fund’s Inception

Institutional Class (inception 7/1/1999)

Net Annualized Yield (for the 7 days ending 3/30/2004)

	Current Yield	Effective Yield

Money Market Fund	0.98%	0.99%
iMoneyNet Money Fund
Report Averages—
All Taxable	0.51%	0.51%

Average Maturity (as of 3/30/2004)

Days

Money Market Fund	61
iMoneyNet Money Fund Report
Averages—All Taxable	55

Performance as of 3/31/2004			Ticker Symbol: TCIXX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Money Market Fund
Institutional Class	1.05%	3.41%	0.50%	17.29%
Benchmark:
iMoneyNet Money Fund
Report AveragesTM—All Taxable	0.57	2.95	0.26	14.70

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at http://tiaa-cref.org/charts/ imf-performance.html.

1 Inception date: 7/1/1999

An investment in the fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 71

Money Market Fund    Cash Equivalents

P R O F I L E

Asset Allocation (as of 3/31/2004)

Percent of
Net Assets

Commercial paper	75.4
U.S. government agency securities	20.2
Certificates of deposit	4.4

Total	100.0

Fund Facts

Inception Date
Institutional Class	7/1/1999

Net Assets (3/31/2004)	$192.56	million

Annualized Expense Charge[1]
Institutional Class	0.09%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The iMoneyNet Money Fund Report AveragesTM—All Taxable is a simple average of over 1,000 taxable money market funds. You cannot invest in this index.

investorInsight

This portfolio’s investments are highly responsive to changes in the rate of inflation because many of its holdings mature in 60 days or less.

72 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Statement of Investments (Unaudited) - Growth Equity Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Apparel and Accessory Stores	$ 1,065,224	0.96%
Apparel and Other Textile Products	656,256	0.59
Automotive Dealers and Service Stations	569,283	0.51
Building Materials and Garden Supplies	2,699,026	2.43
Business Services	10,708,862	9.63
Chemicals and Allied Products	20,285,516	18.25
Communications	3,227,155	2.90
Depository Institutions	1,415,992	1.27
Eating and Drinking Places	872,062	0.78
Educational Services	1,207,004	1.09
Electric, Gas, and Sanitary Services	3,018	0.00
Electronic and Other Electric Equipment	18,016,674	16.21
Engineering and Management Services	2,411,326	2.17
Food and Kindred Products	4,401,649	3.96
Furniture and Fixtures	14,220	0.01
General Merchandise Stores	3,923,438	3.53
Health Services	2,223,083	2.00
Hotels and Other Lodging Places	1,218,888	1.10
Industrial Machinery and Equipment	9,323,660	8.39
Instruments and Related Products	6,327,249	5.69
Insurance Carriers	2,953,384	2.66
Miscellaneous Manufacturing Industries	5,532	0.01
Miscellaneous Retail	2,098,712	1.89
Motion Pictures	754,820	0.68
Nondepository Institutions	7,031,004	6.32
Oil and Gas Extraction	525,343	0.47
Personal Services	26,502	0.02
Printing and Publishing	661,082	0.59
Rubber and Miscellaneous Plastics Products	0	0.00
Security and Commodity Brokers	70,623	0.06
Tobacco Products	1,139,203	1.02
Transportation By Air	5,684	0.01
Transportation Equipment	1,789,538	1.61
Trucking and Warehousing	398,437	0.36
Water Transportation	296,440	0.27
Wholesale Trade-Durable Goods	2,453,528	2.21
Wholesale Trade-Nondurable Goods	21,009	0.02

TOTAL COMMON STOCK (Cost $110,127,801)	$110,800,426	99.67

TOTAL PORTFOLIO (Cost $110,127,801)	$110,800,426	99.67%
OTHER ASSETS & LIABILITIES, NET	371,567	0.33

NET ASSETS	$111,171,993	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.67%
APPAREL AND ACCESSORY STORES—0.96%
48,596		Gap, Inc	$ 1,065,224

		TOTAL APPAREL AND
		ACCESSORY STORES	1,065,224

APPAREL AND OTHER TEXTILE PRODUCTS—0.59%
19,144		Polo Ralph Lauren Corp	656,256

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	656,256

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.51%
19,496	*	Carmax, Inc	569,283

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	569,283

BUILDING MATERIALS AND GARDEN SUPPLIES—2.43%
18,459		Home Depot, Inc	689,628
35,799		Lowe’s Cos	2,009,398

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	2,699,026

BUSINESS SERVICES—9.63%
24,898	*	BEA Systems, Inc	317,698
144	*	Bisys Group, Inc	2,413
171	*	Ceridian Corp	3,370
13,497	*	DST Systems, Inc	612,089
149		Equifax, Inc	3,847
190	*	InterActiveCorp
		Wts 02/04/09	7,249
25,027	*	Intuit, Inc	1,123,212
11,807	*	Juniper Networks, Inc	307,100
12,579		Manpower, Inc	584,924
155,106		Microsoft Corp	3,872,997
102,437	*	Oracle Corp	1,230,268
143	*	Robert Half International,
		Inc	3,378
38,559		SAP AG. (Spon ADR)	1,515,754
440	*	SoftBrands, Inc	726

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 73

Statement of Investments (Unaudited) - Growth Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
24,168	*	Symantec Corp	$ 1,118,978
100	*	Yahoo!, Inc	4,859

		TOTAL BUSINESS
		SERVICES	10,708,862

CHEMICALS AND ALLIED PRODUCTS—18.25%
12,338		Abbott Laboratories	507,092
36,917	*	Amgen, Inc	2,147,462
19,651	*	Amylin Pharmaceuticals,
		Inc	465,532
7,473		Avon Products, Inc	566,977
4,171	*	Biogen Idec, Inc	231,908
400		Bristol-Myers Squibb Co	9,692
3,911		Colgate-Palmolive Co	215,496
1	*	Elan Corp plc (Spon ADR)	21
17,682	*	Forest Laboratories, Inc	1,266,385
8,397	*	Genentech, Inc	888,571
16,793	*	Gilead Sciences, Inc	936,546
400		Gillette Co	15,640
15,725	*	IVAX Corp	358,058
11,294		Lilly (Eli) & Co	755,569
200		Merck & Co, Inc	8,838
26,123		Mylan Laboratories, Inc	593,776
5,650	*	Onyx Pharmaceuticals, Inc	228,599
182,965		Pfizer, Inc	6,412,923
35,908		Procter & Gamble Co	3,766,031
24,245		Wyeth	910,400

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	20,285,516

COMMUNICATIONS—2.90%
100	*	AT&T Wireless Services, Inc	1,361
31,190		Clear Channel
		Communications, Inc	1,320,897
9,559	*	Comcast Corp (Class A)	274,726
10,796	*	EchoStar Communications
		Corp (Class A)	353,569
200	*	Fox Entertainment Group,
		Inc (Class A)	5,420
22,748	*	InterActiveCorp	718,609
17,724	*	Nextel Communications,
		Inc (Class A)	438,315
6	f*	Pinnacle Holdings, Inc
		Wts 11/13/07	0
300	b*	U.S. Wireless Corp	0
2,914		Viacom, Inc (Class B)	114,258

		TOTAL COMMUNICATIONS	3,227,155

DEPOSITORY INSTITUTIONS—1.27%
13,746		Citigroup, Inc	710,668
100		Fifth Third Bancorp	5,537

100		First Tennessee
		National Corp	$ 4,770
22,031		Mellon Financial Corp	689,350
100		Wells Fargo & Co	5,667

		TOTAL DEPOSITORY
		INSTITUTIONS	1,415,992

EATING AND DRINKING PLACES—0.78%
2,741		Aramark Corp (Class B)	75,131
12,878	*	Brinker International, Inc	488,463
12,290		Darden Restaurants, Inc	304,669
100	*	Yum! Brands, Inc	3,799

		TOTAL EATING AND
		DRINKING PLACES	872,062

EDUCATIONAL SERVICES—1.09%
14,017	*	Apollo Group, Inc (Class A)	1,207,004

		TOTAL EDUCATIONAL
		SERVICES	1,207,004

ELECTRIC, GAS, AND SANITARY SERVICES—0.00%
100		Waste Management, Inc	3,018

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	3,018

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—16.21%
6,593	*	Altera Corp	134,827
100		Emerson Electric Co	5,992
210,606		General Electric Co	6,427,695
8,940	*	Integrated Device
		Technology, Inc	134,100
110,983		Intel Corp	3,018,738
16,195	*	LSI Logic Corp	151,261
23,012		Maxim Integrated
		Products, Inc	1,083,635
9,838	*	Micrel, Inc	131,337
59,375		Motorola, Inc	1,045,000
49	*	Nortel Networks Corp
		(U.S.)	291
27,480	*	Novellus Systems, Inc	873,589
26,779		Qualcomm, Inc	1,778,661
182,199	*	Taiwan Semiconductor
		Manufacturing Co Ltd
		(Spon ADR)	1,902,158
40,385		Texas Instruments, Inc	1,180,050
3,930	*	Xilinx, Inc	149,340

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	18,016,674

ENGINEERING AND MANAGEMENT SERVICES—2.17%
42,980	*	Accenture Ltd (Class A)	1,065,904

74 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Growth Equity Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
36,690		Monsanto Co	$ 1,345,422

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	2,411,326

FOOD AND KINDRED PRODUCTS—3.96%
6,637		Anheuser-Busch Cos, Inc	338,487
15,072		Coca-Cola Co	758,122
16,153	*	Constellation Brands, Inc
		(Class A)	518,511
3,500	*	Del Monte Foods Co	39,375
7,292		Pepsi Bottling Group, Inc	216,937
46,701		PepsiCo, Inc	2,514,849
200		Sara Lee Corp	4,372
186		Wrigley (Wm.) Jr Co	10,996

		TOTAL FOOD AND
		KINDRED PRODUCTS	4,401,649

FURNITURE AND FIXTURES—0.01%
534		Herman Miller, Inc	14,220

		TOTAL FURNITURE AND
		FIXTURES	14,220

GENERAL MERCHANDISE STORES—3.53%
1,160	*	Big Lots, Inc	16,820
35,694		Target Corp	1,607,658
38,515		Wal-Mart Stores, Inc	2,298,960

		TOTAL GENERAL
		MERCHANDISE STORES	3,923,438

HEALTH SERVICES—2.00%
17,243	*	Express Scripts, Inc	1,286,155
200		HCA, Inc	8,124
39,777		Health Management
		Associates, Inc
		(Class A)	923,224
500	*	Tenet Healthcare Corp	5,580

		TOTAL HEALTH SERVICES	2,223,083

HOTELS AND OTHER LODGING PLACES—1.10%
30,096		Starwood Hotels &
		Resorts Worldwide, Inc	1,218,888

		TOTAL HOTELS AND OTHER
		LODGING PLACES	1,218,888

INDUSTRIAL MACHINERY AND EQUIPMENT—8.39%
1,993		3M Co	163,167
100		Baker Hughes, Inc	3,648
179,486	*	Cisco Systems, Inc	4,221,511
1,349	*	Cooper Cameron Corp	59,423
73,825	*	Dell, Inc	2,481,997
21,310	*	EMC Corp	290,029

8,695		International Business
		Machines Corp	$ 798,549
26,052		International Game
		Technology	1,171,298
4,589	*	National-Oilwell, Inc	129,777
100		Pitney Bowes, Inc	4,261

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	9,323,660

INSTRUMENTS AND RELATED PRODUCTS—5.69%
854		Applera Corp (Applied
		Biosystems Group)	16,892
200		Baxter International, Inc	6,178
100		Becton Dickinson & Co	4,848
33,588	*	Boston Scientific Corp	1,423,459
17,536		Guidant Corp	1,111,256
20,158		Medtronic, Inc	962,545
1,156	*	Mettler-Toledo
		International, Inc	51,326
179	*	Millipore Corp	9,197
22,643	*	St. Jude Medical, Inc	1,632,560
103	*	Steris Corp	2,657
14,995	*	Zimmer Holdings, Inc	1,106,331

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	6,327,249

INSURANCE CARRIERS—2.66%
12,039		Aetna, Inc	1,080,139
100		Aflac, Inc	4,014
11,761		American International
		Group, Inc	839,147
11,080	*	Anthem, Inc	1,004,291
1		Travelers Property Casualty
		Corp (Class A)	17
400		UnitedHealth Group, Inc	25,776

		TOTAL INSURANCE
		CARRIERS	2,953,384

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.01%
300		Mattel, Inc	5,532

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	5,532

MISCELLANEOUS RETAIL—1.89%
2,182		Borders Group, Inc	51,801
17,810	*	eBay, Inc	1,234,767
31,857		Staples, Inc	808,849
100		Walgreen Co	3,295

		TOTAL MISCELLANEOUS
		RETAIL	2,098,712

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 75

Statement of Investments (Unaudited) - Growth Equity Fund - March 31, 2004

SHARES			VALUE

MOTION PICTURES—0.68%
7,900		Blockbuster, Inc
		(Class A)	$ 138,250
36,570	*	Time Warner, Inc	616,570

		TOTAL MOTION PICTURES	754,820

NONDEPOSITORY INSTITUTIONS—6.32%
40,333		American Express Co	2,091,266
47,746		Fannie Mae	3,549,915
100		Freddie Mac	5,906
49,936		MBNA Corp	1,379,732
100		SLM Corp	4,185

		TOTAL NONDEPOSITORY
		INSTITUTIONS	7,031,004

OIL AND GAS EXTRACTION—0.47%
7,200		Diamond Offshore
		Drilling, Inc	174,168
220	*	Magnum Hunter Resources,
		Inc Wts 03/21/05	106
2,856	*	Newfield Exploration Co	136,888
2,288		Noble Energy, Inc	107,765
3,783		Tidewater, Inc	106,416

		TOTAL OIL AND GAS
		EXTRACTION	525,343

PERSONAL SERVICES—0.02%
188		H & R Block, Inc	9,594
400	*	Weight Watchers
		International, Inc	16,908

		TOTAL PERSONAL
		SERVICES	26,502

PRINTING AND PUBLISHING—0.59%
225		Dow Jones & Co, Inc	10,780
20,218		News Corp Ltd
		(Spon ADR)	641,113
307		Wiley (John) & Sons, Inc
		(Class A)	9,189

		TOTAL PRINTING AND
		PUBLISHING	661,082

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.00%
500	b*	Uniroyal Technology Corp	0

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	0

SECURITY AND COMMODITY BROKERS—0.06%
6,300	*	LaBranche & Co, Inc	70,623

		TOTAL SECURITY AND
		COMMODITY BROKERS	70,623

TOBACCO PRODUCTS—1.02%
20,922	Altria Group, Inc	$ 1,139,203

	TOTAL TOBACCO
	PRODUCTS	1,139,203

TRANSPORTATION BY AIR—0.01%
400	Southwest Airlines Co	5,684

	TOTAL TRANSPORTATION
	BY AIR	5,684

TRANSPORTATION EQUIPMENT—1.61%
400	Boeing Co	16,428
100	Lockheed Martin Corp	4,564
20,493	United Technologies Corp	1,768,546

	TOTAL TRANSPORTATION
	EQUIPMENT	1,789,538

TRUCKING AND WAREHOUSING—0.36%
5,705	United Parcel Service,
	Inc (Class B)	398,437

	TOTAL TRUCKING AND
	WAREHOUSING	398,437

WATER TRANSPORTATION—0.27%
6,722	Royal Caribbean
	Cruises Ltd	296,440

	TOTAL WATER
	TRANSPORTATION	296,440

WHOLESALE TRADE-DURABLE GOODS—2.21%
48,374	Johnson & Johnson	2,453,528

	TOTAL WHOLESALE
	TRADE-DURABLE
	GOODS	2,453,528

WHOLESALE TRADE-NONDURABLE GOODS—0.02%
538	Sysco Corp	21,009

	TOTAL WHOLESALE
	TRADE-NONDURABLE
	GOODS	21,009

	TOTAL COMMON STOCK
	(Cost $110,127,801)	110,800,426

	TOTAL PORTFOLIO—
	99.67%
	(Cost $110,127,801)	110,800,426
	OTHER ASSETS &
	LIABILITIES, NET—0.33%	371,567

	NET ASSETS—100.00%	$111,171,993

*	Non-income producing
b	In bankruptcy
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

76 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Apparel and Accessory Stores	$ 4,642,656	0.69%
Building Materials and Garden Supplies	12,837,795	1.90
Business Services	38,088,371	5.64
Chemicals and Allied Products	69,498,893	10.29
Communications	36,679,703	5.43
Depository Institutions	64,409,800	9.53
Eating and Drinking Places	9,343,662	1.38
Electric, Gas, and Sanitary Services	13,809,682	2.04
Electronic and Other Electric Equipment	49,768,993	7.37
Engineering and Management Services	10,501,597	1.55
Fabricated Metal Products	10,721,153	1.59
Food and Kindred Products	28,035,321	4.15
Food Stores	2,417,960	0.36
Forestry	2,515,200	0.37
Furniture and Homefurnishings Stores	4,724,320	0.70
General Merchandise Stores	16,598,547	2.46
Health Services	4,392,456	0.65
Heavy Construction, Except Building	7,537,943	1.12
Holding and Other Investment Offices	2,377,577	0.35
Industrial Machinery and Equipment	57,248,604	8.47
Instruments and Related Products	27,191,998	4.03
Insurance Carriers	37,455,013	5.54
Leather and Leather Products	2,914,225	0.43
Metal Mining	1,881,171	0.28
Miscellaneous Retail	3,977,739	0.59
Motion Pictures	10,462,668	1.55
Nondepository Institutions	34,779,548	5.15
Oil and Gas Extraction	5,393,637	0.80
Paper and Allied Products	2,586,312	0.38
Petroleum and Coal Products	35,791,659	5.30
Primary Metal Industries	208,250	0.03
Printing and Publishing	5,950,413	0.88
Railroad Transportation	7,877,642	1.17
Rubber and Miscellaneous Plastics Products	151,385	0.02
Security and Commodity Brokers	9,468,318	1.40
Tobacco Products	7,341,820	1.09
Transportation By Air	1,663,914	0.25
Transportation Equipment	13,944,091	2.06
Trucking and Warehousing	8,598,492	1.27
Water Transportation	5,587,470	0.83
Wholesale Trade-Durable Goods	3,763,018	0.56

	VALUE	%

TOTAL COMMON STOCK (Cost $627,216,351)	$673,139,016	99.65%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	3,629,902	0.54

TOTAL SHORT TERM INVESTMENTS (Cost $3,630,000)	3,629,902	0.54

TOTAL PORTFOLIO (Cost $630,846,351)	676,768,918	100.19
OTHER ASSETS & LIABILITIES, NET	(1,255,786)	(0.19)

NET ASSETS	$675,513,132	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.65%
APPAREL AND ACCESSORY STORES—0.69%
211,800		Gap, Inc	$ 4,642,656

		TOTAL APPAREL AND
		ACCESSORY STORES	4,642,656

BUILDING MATERIALS AND GARDEN SUPPLIES—1.90%
214,800		Home Depot, Inc	8,024,928
85,745		Lowe’s Cos	4,812,867

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	12,837,795

BUSINESS SERVICES—5.64%
76,200		Automatic Data
		Processing, Inc	3,200,400
159,100	*	BEA Systems, Inc	2,030,116
49,000		Computer Associates
		International, Inc	1,316,140
45,900		Manpower, Inc	2,134,350
634,884		Microsoft Corp	15,853,053
687,403	*	Oracle Corp	8,255,710
204,200	*	Siebel Systems, Inc	2,350,342
109,560	*	Veritas Software Corp	2,948,260

		TOTAL BUSINESS
		SERVICES	38,088,371

CHEMICALS AND ALLIED PRODUCTS—10.29%
86,623		Air Products &
		Chemicals, Inc	4,341,546
133,035	*	Amgen, Inc	7,738,646
94,250	*	Amylin Pharmaceuticals,
		Inc	2,232,782

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 77

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
221,500		Dow Chemical Co	$ 8,922,020
3,715	*	Eyetech Pharmaceuticals,
		Inc	123,338
24,500	*	Forest Laboratories, Inc	1,754,690
34,187	*	Gilead Sciences, Inc	1,906,609
50,007	*	IVAX Corp	1,138,659
90,447		Lilly (Eli) & Co	6,050,902
66,700		Merck & Co, Inc	2,947,473
414,055		Pfizer, Inc	14,512,628
170,000		Procter & Gamble Co	17,829,600

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	69,498,893

COMMUNICATIONS—5.43%
49,637		AT&T Corp	971,396
194,700	*	AT&T Wireless
		Services, Inc	2,649,867
33,756		BellSouth Corp	934,704
113,000	*	Citadel Broadcasting
		Corp	1,971,850
104,942		Clear Channel
		Communications, Inc	4,444,294
142,291	*	Comcast Corp (Class A)	4,089,443
17,600	*	EchoStar Communications
		Corp (Class A)	576,400
257,700	*	Lucent Technologies, Inc	1,059,147
459,500	*	Qwest Communications
		International, Inc	1,980,445
298,070		SBC Communications,
		Inc	7,314,638
72,500	*	Sprint Corp (PCS Group)	667,000
161,359		Verizon Communications,
		Inc	5,896,058
105,189		Viacom, Inc (Class B)	4,124,461

		TOTAL COMMUNICATIONS	36,679,703

DEPOSITORY INSTITUTIONS—9.53%
50,443		Bank Of America Corp	4,084,874
48,699		Bank One Corp	2,655,069
3,900		BB&T Corp	137,670
425,646		Citigroup, Inc	22,005,898
45,900		Comerica, Inc	2,493,288
62,500		FleetBoston Financial
		Corp	2,806,250
67,600		Greenpoint Financial
		Corp	2,954,796
37,746		J.P. Morgan Chase & Co	1,583,445
124,700		Mellon Financial Corp	3,901,863
46,600		PNC Financial Services
		Group, Inc	2,582,572
12,300		Sovereign Bancorp, Inc	263,466
340,221		U.S. Bancorp	9,407,111

3,995		Wachovia Corp	$ 187,765
164,915		Wells Fargo & Co	9,345,733

		TOTAL DEPOSITORY
		INSTITUTIONS	64,409,800

EATING AND DRINKING PLACES—1.38%
65,800	*	Brinker International, Inc	2,495,794
132,400		McDonald’s Corp	3,782,668
66,447	*	The Cheesecake
		Factory, Inc	3,065,200

		TOTAL EATING AND
		DRINKING PLACES	9,343,662

ELECTRIC, GAS, AND SANITARY SERVICES—2.04%
13,800		American Electric
		Power Co, Inc	454,296
103,476		E.ON AG.	6,815,864
75,200		Entergy Corp	4,474,400
23,869	b*	Mirant Corp	9,428
122	*	NiSource, Inc (Sails)	310
200	*	Progress Energy, Inc (Cvo)	90
1		Texas Genco Holdings, Inc	36
68,100		Waste Management, Inc	2,055,258

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	13,809,682

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.37%
16,162	*	Altera Corp	330,513
108,292		American Power
		Conversion Corp	2,491,799
2,180	*	Atheros Communications,
		Inc	37,300
18,500	*	Broadcom Corp (Class A)	724,645
533,581		General Electric Co	16,284,892
296,791		Intel Corp	8,072,715
2,100	*	LSI Logic Corp	19,614
11,975	*	Marvell Technology
		Group Ltd	539,474
85,145		Maxim Integrated
		Products, Inc	4,009,478
76,400		Motorola, Inc	1,344,640
87,693	*	Novellus Systems, Inc	2,787,760
40,300		Qualcomm, Inc	2,676,726
5,200		Rockwell Collins, Inc	164,372
485,713	*	Taiwan Semiconductor
		Manufacturing Co Ltd
		(Spon ADR)	5,070,844
178,447		Texas Instruments, Inc	5,214,221

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	49,768,993

78 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—1.55%
174,647	*	Accenture Ltd (Class A)	$ 4,331,246
168,267		Monsanto Co	6,170,351

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	10,501,597

FABRICATED METAL PRODUCTS—1.59%
87,100		Illinois Tool Works, Inc	6,900,933
125,500		Masco Corp	3,820,220

		TOTAL FABRICATED
		METAL PRODUCTS	10,721,153

FOOD AND KINDRED PRODUCTS—4.15%
136,800		Coca-Cola Co	6,881,040
10,200		Conagra Foods, Inc	274,788
131,274	*	Dean Foods Co	4,384,552
22,526		General Mills, Inc	1,051,514
3,800		Kellogg Co	149,112
284,017		PepsiCo, Inc	15,294,315

		TOTAL FOOD AND
		KINDRED PRODUCTS	28,035,321

FOOD STORES—0.36%
21,600		Albertson’s, Inc	478,440
255,200	*	Winn-Dixie Stores, Inc	1,939,520

		TOTAL FOOD STORES	2,417,960

FORESTRY—0.37%
38,400		Weyerhaeuser Co	2,515,200

		TOTAL FORESTRY	2,515,200

FURNITURE AND HOMEFURNISHINGS STORES—0.70%
78,210	*	Bed Bath & Beyond, Inc	3,266,050
27,977		Best Buy Co, Inc	1,446,970
1,000		Circuit City Stores, Inc
		(Circuit City Group)	11,300

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	4,724,320

GENERAL MERCHANDISE STORES—2.46%
69,867	*	Costco Wholesale Corp	2,624,205
1,000	*	Kohl’s Corp	48,330
32,800		May Department
		Stores Co	1,134,224
168,600		Target Corp	7,593,744
87,084		Wal-Mart Stores, Inc	5,198,044

		TOTAL GENERAL
		MERCHANDISE STORES	16,598,547

HEALTH SERVICES—0.65%
58,888	*	Express Scripts, Inc	4,392,456

		TOTAL HEALTH SERVICES	4,392,456

HEAVY CONSTRUCTION, EXCEPT BUILDING—1.12%
78,539		Vinci S.A.	$ 7,537,943

		TOTAL HEAVY
		CONSTRUCTION, EXCEPT
		BUILDING	7,537,943

HOLDING AND OTHER INVESTMENT OFFICES—0.35%
300		Equity Office
		Properties Trust	8,667
55,465		Washington Mutual, Inc	2,368,910

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	2,377,577

INDUSTRIAL MACHINERY AND EQUIPMENT—8.47%
89,100		3M Co	7,294,617
167,545		Baker Hughes, Inc	6,112,042
45,300		Caterpillar, Inc	3,581,871
612,546	*	Cisco Systems, Inc	14,407,082
29,035		Deere & Co	2,012,416
282,059	*	Dell, Inc	9,482,824
48,513		Hewlett-Packard Co	1,108,037
130,420	d	International Business
		Machines Corp	11,977,773
59,298	*	Network Appliance, Inc	1,271,942

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	57,248,604

INSTRUMENTS AND RELATED PRODUCTS—4.03%
127,912	*	Boston Scientific Corp	5,420,911
73,000		Guidant Corp	4,626,010
118,600		Medtronic, Inc	5,663,150
96,931	*	St. Jude Medical, Inc	6,988,725
60,900	*	Zimmer Holdings, Inc	4,493,202

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	27,191,998

INSURANCE CARRIERS—5.54%
62,699		Aetna, Inc	5,625,354
138,845		American International
		Group, Inc	9,906,591
64,505	*	Anthem, Inc	5,846,733
4,873		Cincinnati Financial Corp	211,732
144,626		Safeco Corp	6,243,504
39,094		St. Paul Travelers Cos, Inc	1,564,151
440,098		Travelers Property
		Casualty Corp
		(Class B)	7,600,492

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 79

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
31,200		UnumProvident Corp	$ 456,456

		TOTAL INSURANCE
		CARRIERS	37,455,013

LEATHER AND LEATHER PRODUCTS—0.43%
71,096	*	Coach, Inc	2,914,225

		TOTAL LEATHER AND
		LEATHER PRODUCTS	2,914,225

METAL MINING—0.28%
54,322	*	Inco Ltd	1,881,171

		TOTAL METAL MINING	1,881,171

MISCELLANEOUS RETAIL—0.59%
57,374	*	eBay, Inc	3,977,739

		TOTAL MISCELLANEOUS
		RETAIL	3,977,739

MOTION PICTURES—1.55%
352,300	*	Time Warner, Inc	5,939,778
180,988		Walt Disney Co	4,522,890

		TOTAL MOTION PICTURES	10,462,668

NONDEPOSITORY INSTITUTIONS—5.15%
246,826		American Express Co	12,797,928
173,743		Fannie Mae	12,917,792
328,043		MBNA Corp	9,063,828

		TOTAL NONDEPOSITORY
		INSTITUTIONS	34,779,548

OIL AND GAS EXTRACTION—0.80%
74,572		Apache Corp	3,219,273
34,172		Burlington Resources, Inc	2,174,364

		TOTAL OIL AND GAS
		EXTRACTION	5,393,637

PAPER AND ALLIED PRODUCTS—0.38%
61,200		International Paper Co	2,586,312

		TOTAL PAPER AND
		ALLIED PRODUCTS	2,586,312

PETROLEUM AND COAL PRODUCTS—5.30%
24,619		ChevronTexaco Corp	2,161,056
78,600		ConocoPhillips	5,487,066
606,861		Exxon Mobil Corp	25,239,349
195,700		Lyondell Chemical Co	2,904,188

		TOTAL PETROLEUM AND
		COAL PRODUCTS	35,791,659

PRIMARY METAL INDUSTRIES—0.03%
11,900	*	Andrew Corp	208,250

		TOTAL PRIMARY METAL
		INDUSTRIES	208,250

PRINTING AND PUBLISHING—0.88%
16,100		Gannett Co, Inc	$ 1,419,054
142,900		News Corp Ltd (Spon ADR)	4,531,359

		TOTAL PRINTING AND
		PUBLISHING	5,950,413

RAILROAD TRANSPORTATION—1.17%
200,296		Canadian National
		Railway Co	7,877,642

		TOTAL RAILROAD
		TRANSPORTATION	7,877,642

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.02%
8,500		Tupperware Corp	151,385

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	151,385

SECURITY AND COMMODITY BROKERS—1.40%
66,000		Charles Schwab Corp	766,260
28,278		Goldman Sachs Group,
		Inc	2,950,809
22,000		Lehman Brothers
		Holdings, Inc	1,823,140
65,397		Morgan Stanley	3,747,248
3,340	*	Piper Jaffray Cos	180,861

		TOTAL SECURITY AND
		COMMODITY BROKERS	9,468,318

TOBACCO PRODUCTS—1.09%
66,600		Altria Group, Inc	3,626,370
45,600		R.J. Reynolds Tobacco
		Holdings, Inc	2,758,800
26,500		UST, Inc	956,650

		TOTAL TOBACCO
		PRODUCTS	7,341,820

TRANSPORTATION BY AIR—0.25%
47,800	*	AMR Corp	608,494
38,100	*	Continental Airlines,
		Inc (Class B)	477,393
48,600	*	Northwest Airlines Corp	491,346
6,100		Southwest Airlines Co	86,681

		TOTAL TRANSPORTATION
		BY AIR	1,663,914

TRANSPORTATION EQUIPMENT—2.06%
76,949		Autoliv, Inc	3,154,909
9,700		Delphi Corp	96,612
123,900		United Technologies Corp	10,692,570

		TOTAL TRANSPORTATION
		EQUIPMENT	13,944,091

80 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES		VALUE

TRUCKING AND WAREHOUSING—1.27%
123,117	United Parcel Service,
	Inc (Class B)	$ 8,598,492

	TOTAL TRUCKING AND
	WAREHOUSING	8,598,492

WATER TRANSPORTATION—0.83%
126,700	Royal Caribbean
	Cruises Ltd	5,587,470

	TOTAL WATER
	TRANSPORTATION	5,587,470

WHOLESALE TRADE-DURABLE GOODS—0.56%
74,192	Johnson & Johnson	3,763,018

	TOTAL WHOLESALE
	TRADE-DURABLE
	GOODS	3,763,018

	TOTAL COMMON STOCK
	(Cost $627,216,351)	673,139,016

PRINCIPAL

SHORT TERM INVESTMENTS—0.54%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.54%
	Federal Farm Credit
	Banks (FFCB)
$ 3,630,000	0.970%, 04/01/04	3,629,902

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	3,629,902

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $3,630,000)	3,629,902

	TOTAL PORTFOLIO—
	100.19%
	(Cost $630,846,351)	676,768,918
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.19%)	(1,255,786)

	NET ASSETS—100.00%	$675,513,132

*	Non-income producing
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 81

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

Summary by Country
	VALUE	%

DOMESTIC
United States	$ 1,594,699	0.30%

TOTAL DOMESTIC	1,594,699	0.30

FOREIGN
Australia	26,146,261	4.99
Belgium	585,245	0.11
China	1,255,006	0.24
Denmark	414,661	0.08
Finland	13,562,964	2.59
France	36,189,545	6.91
Germany	40,021,339	7.65
Greece	1,279,339	0.24
Hong Kong	7,631,909	1.46
Ireland	5,873,545	1.12
Italy	14,288,025	2.73
Japan	124,351,450	23.75
Netherlands	24,101,706	4.60
New Zealand	582,646	0.11
Norway	856,332	0.17
Portugal	749,968	0.14
Singapore	3,637,601	0.70
Spain	12,776,837	2.44
Sweden	8,829,998	1.69
Switzerland	67,031,394	12.80
Taiwan	1,220,686	0.23
United Kingdom	128,105,662	24.48

TOTAL FOREIGN	519,492,119	99.23

SHORT TERM INVESTMENTS	2,449,934	0.47

TOTAL PORTFOLIO	$523,536,752	100.00%

Summary by Industry
	VALUE	%

CORPORATE BOND
Insurance Carriers	$ 27,108	0.01%

TOTAL CORPORATE BOND (Cost $20,605)	27,108	0.01

PREFFERED STOCK
Motion Pictures	93,604	0.02
Printing and Publishing	976,285	0.18

TOTAL PREFFERED STOCK (Cost $853,943)	1,069,889	0.20

COMMON STOCK
Agricultural Services	7,065	0.00
Amusement And Recreation Services	34	0.00
Apparel and Accessory Stores	2,644,091	0.50
Apparel and Other Textile Products	266,138	0.05

Automotive Dealers and Service Stations	$ 50,656	0.01
Building Materials and Garden Supplies	5,241,353	1.00
Business Services	22,339,710	4.25
Chemicals and Allied Products	53,477,444	10.18
Coal Mining	1,255,006	0.24
Communications	36,821,338	7.01
Depository Institutions	86,108,237	16.39
Eating and Drinking Places	8,940,745	1.70
Electric, Gas, and Sanitary Services	24,695,781	4.70
Electronic and Other Electric Equipment	33,184,892	6.31
Fabricated Metal Products	5,423,702	1.03
Food and Kindred Products	14,816,604	2.82
Food Stores	14,835,736	2.82
Furniture and Fixtures	56,775	0.01
Furniture and Homefurnishings Stores	88,946	0.02
General Building Contractors	2,895,377	0.55
General Merchandise Stores	3,107,190	0.59
Health Services	41,113	0.01
Heavy Construction, Except Building	10,902,585	2.07
Holding and Other Investment Offices	10,475,711	1.99
Hotels and Other Lodging Places	497,506	0.09
Industrial Machinery and Equipment	11,227,034	2.14
Instruments and Related Products	15,807,173	3.01
Insurance Agents, Brokers and Service	70,972	0.01
Insurance Carriers	26,329,474	5.01
Leather and Leather Products	86,320	0.02
Local and Interurban Passenger Transit	1,476,266	0.28
Lumber and Wood Products	344,905	0.07
Metal Mining	6,592,178	1.25
Miscellaneous Manufacturing Industries	300,867	0.06
Miscellaneous Retail	661,109	0.13
Motion Pictures	283,733	0.05
Nondepository Institutions	7,319,777	1.39
Nonmetallic Minerals, Except Fuels	103,927	0.02
Oil and Gas Extraction	1,831,222	0.35
Paper and Allied Products	5,439,175	1.04
Petroleum and Coal Products	27,523,296	5.24
Primary Metal Industries	1,299,767	0.24
Printing and Publishing	12,484,472	2.38
Railroad Transportation	1,905,163	0.36
Real Estate	1,462,801	0.28

82 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

	VALUE	%

Rubber and Miscellaneous Plastic Products	$ 1,059,289	0.20%
Security and Commodity Brokers	16,439,577	3.13
Stone, Clay, and Glass Products	6,463,714	1.23
Textile Mill Products	439,102	0.08
Tobacco Products	146,297	0.03
Transportation By Air	2,066,516	0.39
Transportation Equipment	12,411,090	2.36
Trucking and Warehousing	1,473,676	0.28
Water Transportation	925,807	0.18
Wholesale Trade-Durable Goods	3,133,134	0.60
Wholesale Trade-Nondurable Goods	14,708,253	2.80

TOTAL COMMON STOCK (Cost $464,820,324)	519,989,821	98.95

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	2,449,934	0.47

TOTAL SHORT TERM INVESTMENTS (Cost $2,449,934)	2,449,934	0.47

TOTAL PORTFOLIO (Cost $468,144,806)	523,536,752	99.63
OTHER ASSETS & LIABILITIES, NET	1,951,599	0.37

NET ASSETS	$525,488,351	100.00%

SHARES			VALUE

CORPORATE BOND—0.01%
INSURANCE CARRIERS—0.01%
$ 1,383	*	AXA S.A. 0.00%,
		12/21/04	$ 27,108

		TOTAL INSURANCE
		CARRIERS	27,108

		TOTAL CORPORATE BOND
		(Cost $20,605)	27,108

PREFERRED STOCK—0.20%
MOTION PICTURES—0.02%
4,731		ProSieben SAT.1
		Media AG.	93,604

		TOTAL MOTION PICTURES	93,604

PRINTING AND PUBLISHING—0.18%
123,078		News Corp Ltd	976,285

		TOTAL PRINTING AND
		PUBLISHING	976,285

		TOTAL PREFERRED STOCK
		(Cost $853,943)	1,069,889

COMMON STOCK—98.95%
AGRICULTURAL SERVICES—0.00%
974	*	Yara International ASA	$ 7,065

		TOTAL AGRICULTURAL
		SERVICES	7,065

AMUSEMENT AND RECREATION SERVICES—0.00%
2		OPAP S.A.	34

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	34

APPAREL AND ACCESSORY STORES—0.50%
23,900		Fast Retailing Co Ltd	1,955,006
25,599		Hennes & Mauritz AB
		(B Shs)	689,085

		TOTAL APPAREL AND
		ACCESSORY STORES	2,644,091

APPAREL AND OTHER TEXTILE PRODUCTS—0.05%
6,452		Ansell Ltd	35,318
3,400		Aoyama Trading Co Ltd	83,501
17,000		Esprit Holdings Ltd	71,351
137,666		Wing Tai Holdings Ltd	75,968

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	266,138

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.01%
1,700		Autobacs Seven Co Ltd	50,656

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	50,656

BUILDING MATERIALS AND GARDEN SUPPLIES—1.00%
337,702		Wolseley plc	5,241,353

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	5,241,353

BUSINESS SERVICES—4.25%
26	*	Access Co Ltd	2,611,621
1,893	*	Business Objects	54,668
2,600		Capcom Co Ltd	25,791
289		Dentsu, Inc	883,376
60,600		Diamond Lease Co Ltd	2,679,483
3,498,680		Hays plc	8,005,412
5,400		Konami Corp	157,793
34,600		Oracle Corp Japan	2,055,347
6,335		Publicis Groupe S.A.	192,058
15,387		SAP AG.	2,432,653

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 83

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
16,076		Securitas AB (B Shs)	$ 232,358
52,200		Sumisho Lease Co Ltd	2,087,298
2,200		TIS, Inc	100,236
3,000		Trend Micro, Inc	103,811
79,000		Wharf Holdings Ltd	237,271
47,496		WPP Group plc	480,534

		TOTAL BUSINESS
		SERVICES	22,339,710

CHEMICALS AND ALLIED PRODUCTS—10.18%
26,216	*	Actelion NV	2,835,057
176,055		Akzo Nobel NV	6,462,493
5,784		Amersham plc	85,147
100,664	*	Ark Therapeutics
		Group plc	235,882
8,075	*	Basilea Pharmaceutica	616,692
42,772		Bayer AG.	1,041,263
18,552		Boots Group plc	211,223
18,005	*	Celltech Group plc	154,036
7,500		Chugai Pharmaceutical
		Co Ltd	119,383
533		CSL Ltd	8,537
2,823	*	Cytos Biotechnology AG.	90,806
260,000		Daicel Chemical
		Industries Ltd	1,187,101
5,300		Daiichi Pharmaceutical
		Co Ltd	102,908
6,665		Givaudan S.A. (Regd)	3,403,919
110,751		GlaxoSmithKline plc	2,173,847
77,512		Imperial Chemical
		Industries plc	321,593
90,200		Kao Corp	2,063,498
17,000		Kyowa Hakko Kogyo
		Co Ltd	112,587
11,754		L’Oreal S.A.	899,892
218,445		Novartis AG. (Regd)	9,276,821
15,304	*	Oriflame Cosmetics
		S.A. (SDR)	431,239
7,139	*	Qiagen NV	93,434
443,222		Reckitt Benckiser plc	10,956,042
18,488		Sanofi-Synthelabo S.A.	1,207,563
22,000		Sekisui Chemical Co Ltd	150,353
93,000		Shin-Etsu Chemical
		Co Ltd	3,915,413
23,000		Shiseido Co Ltd	299,784
34,000		Showa Denko KK	77,782
73,500		Takeda Chemical
		Industries Ltd	3,278,128
397,000		Teijin Ltd	1,339,424
11,736		Wesfarmers Ltd	259,836

9,765		Zeltia S.A.	$ 65,761

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	53,477,444

COAL MINING—0.24%
363,490		Byd Co Ltd (H Shs)	1,255,006

		TOTAL COAL MINING	1,255,006

COMMUNICATIONS—7.01%
11,000		COMSYS Holdings Corp	90,402
289	*	Dentsu, Inc (W/I)	861,153
167,322	*	Deutsche Telekom AG.
		(Regd)	3,006,193
399,888	*	Ericsson (LM) (B Shs)	1,108,252
71,461		France Telecom S.A.	1,828,379
16,343		Hellenic
		Telecommunications
		Organization S.A.	230,563
873		KDDI Corp	4,925,756
135,550		KPN NV	1,057,766
38,311		Mediaset S.p.A.	425,136
3,297	*	Modern Times Group
		AB (B Shs)	61,426
8,600		Nippon Television
		Network Corp	1,536,733
61,021		Portugal Telecom
		SGPS S.A. (Regd)	682,397
3,053		PT Multimedia Servicos
		de Telecomunicacoes e
		Multimedia SGPS S.A.	67,570
621,000		Singapore
		Telecommunications Ltd	863,195
7,660		Societe Television
		Francaise 1 (T.F.1)	243,242
8,425		TDC a/s	307,337
6,119		Tele2 AB (B Shs)	281,555
150,632		Telecom Corp of
		New Zealand Ltd	582,646
328,787		Telecom Italia S.p.A.	1,030,318
312,774		Telefonica S.A.	4,731,569
46,941		Telenor ASA	325,436
18,000		Television Broadcasts Ltd	85,020
106,143		TeliaSonera AB	458,842
246,188		TIM S.p.A.	1,391,686
3,376,313		Vodafone Group plc	7,989,140
110,863		Vodafone Group plc
		(Spon ADR)	2,649,626

		TOTAL COMMUNICATIONS	36,821,338

DEPOSITORY INSTITUTIONS—16.39%
256,293		ABN Amro Holding NV	5,716,495
10,120		Alpha Bank S.A.	311,658
116,633		Australia & New Zealand
		Banking Group Ltd	1,688,265

84 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
15,394		Banca Fideuram S.p.A.	$ 85,130
275,795		Banca Intesa S.p.A.	911,707
61,372		Banca Monte dei Paschi
		di Siena S.p.A.	179,123
99,371	*	Banca Nazionale del
		Lavoro S.p.A.	225,306
455,484		Banco Santander
		Central Hispano S.A.	4,953,736
60,804		Bank Of East Asia Ltd	183,791
36,000		Bank Of Fukuoka Ltd	179,939
22,000	*	Bank Of Yokohama Ltd	129,418
29,352	*	Bayerische Hypo-und
		Vereinsbank AG.	574,966
23,690	*	Bayerische Hypo-und
		Vereinsbank AG. (Rts)	21,252
32,500		BOC Hong Kong
		Holdings Ltd	61,946
78,732		Capitalia S.p.A.	203,667
3,620		Commercial Bank
		of Greece	84,524
32,721	*	Commerzbank AG.	554,909
83,224	*	Commonwealth Bank
		of Australia	2,115,795
10,339		Credit Agricole S.A.	269,994
85,600		DAH Sing Financial	604,279
68,055		DBS Group Holdings Ltd	584,634
37,102		Depfa Bank plc	5,836,114
6		EFG Eurobank
		Ergasias S.A.	122
73,500		Hang Seng Bank Ltd	938,667
53,000		Hokugin Financial
		Group, Inc	86,605
516,010		HSBC Holdings plc
		(United Kingdom)	7,672,144
207,831		Lloyds TSB Group plc	1,579,414
5,000	*	Mitsubishi Securities
		Co Ltd	68,775
461		Mitsubishi Tokyo
		Financial Group, Inc	4,564,137
15,000		Mitsui Trust Holdings, Inc	103,667
102,473		National Australia
		Bank Ltd	2,425,224
12,405		National Bank
		of Greece S.A.	330,196
130,477		Nordea Bank AB
		(Sweden)	891,035
8,750		Piraeus Bank S.A.	100,432
91,000	*	Resona Holdings, Inc	152,199
498,023		Royal Bank of
		Scotland Group plc	15,175,536
65,787		Sanpaolo IMI S.p.A.	749,439
528,000		Shinsei Bank Ltd	4,187,052

40,000		Shizuoka Bank Ltd	$ 344,884
26,271		Skandinaviska Enskilda
		Banken (A Shs)	384,940
1,290		Societe Generale (A Shs)	110,177
52,530		St. George Bank Ltd	847,799
16,458		Standard Chartered plc	275,553
446		Sumitomo Mitsui
		Financial Group Inc	3,301,004
65,000		Sumitomo Trust &
		Banking Co Ltd	432,979
24,609		Svenska Handelsbanken
		AB (A Shs)	465,010
184,749		UBS AG. (Regd)	13,722,920
103,000		United Overseas Bank Ltd	823,386
67,044		Westpac Banking Corp	898,293

		TOTAL DEPOSITORY
		INSTITUTIONS	86,108,237

EATING AND DRINKING PLACES—1.70%
7,426	*	Autogrill S.p.A.	107,046
1,289,783		Compass Group plc	8,497,984
7,007		Mitchells & Butlers plc	33,611
5,200		Skylark Co Ltd	113,712
6,189		Sodexho Alliance S.A.	188,392

		TOTAL EATING AND
		DRINKING PLACES	8,940,745

ELECTRIC, GAS, AND SANITARY SERVICES—4.70%
66,175		Australian Gas Light
		Co Ltd	586,047
228,964		BG Group plc	1,368,657
143,354		E.ON AG.	9,442,589
397,000		Hong Kong & China
		Gas Co Ltd	685,353
128,745		Iberdrola S.A.	2,658,007
15,344		Kelda Group plc	127,111
12,800		Kyushu Electric Power
		Co, Inc	235,982
199,000		Osaka Gas Co Ltd	594,886
24,248		Puma AG. Rudolf
		Dassler Sport	5,342,846
35,051		Suez S.A.(France)	715,893
11,100		Tokyo Electric Power
		Co, Inc	251,266
59,079	*	Vivendi Universal S.A.	1,566,029
122		West Japan Railway Co	489,009
1,216,000	*	Xinao Gas Holdings Ltd	632,106

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	24,695,781

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.31%
32,305	*	ABB Ltd	190,487

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 85

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
13,545		Advantest Corp	$ 1,110,577
40,049	*	Alcatel S.A.	631,936
53,199	*	Alstom	128,791
3		ARM Holdings plc	7
8,936	*	ASML Holding NV	163,733
14,742		Electrolux AB Series B	301,045
36,000		Furukawa Electric Co Ltd	140,145
12,700		Hirose Electric Co Ltd	1,412,400
859,500		Johnson Electric
		Holdings Ltd	932,189
18,163		Kesa Electricals plc	89,795
38,600		Kyocera Corp	3,242,793
15,100		Mabuchi Motor Co Ltd	1,092,930
204,000		Matsushita Electric
		Industrial Co Ltd	3,153,093
12,000		Matsushita Electric
		Works Ltd	114,769
1,424	*	Mobistar S.A.	93,448
661,671		Nokia Oyj	13,562,964
3,000	*	Oki Electric Industry
		Co Ltd	14,216
43,000		Sanyo Electric Co Ltd	214,101
850,000	*	Semiconductor
		Manufacturing
		International Corp	256,382
67,300		Sony Corp	2,820,474
14,600		Stanley Electric Co Ltd	278,991
670,360	*	Taiwan Semiconductor
		Manufacturing Co Ltd	1,220,686
6,000		Taiyo Yuden Co Ltd	100,236
15,472		Thomson	285,393
2,400		Tokyo Electron Ltd	160,331
302,000		Toshiba Corp	1,370,154
5,500		Yamaha Corp	102,826

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	33,184,892

FABRICATED METAL PRODUCTS—1.03%
18,113		Assa Abloy AB (B Shs)	220,969
18,475		European Aeronautic
		Defense & Space Co	398,454
7,818		Geberit AG. (Regd)	4,295,164
72,000		NHK Spring Co Ltd	440,852
27,927		Novar plc	68,263

		TOTAL FABRICATED METAL
		PRODUCTS	5,423,702

FOOD AND KINDRED PRODUCTS—2.82%
36,000		Ajinomoto Co, Inc	429,086
6,600		Asahi Breweries Ltd	76,572
166,500		Coca-Cola Amatil Ltd	866,921

4,600		Coca-Cola Hellenic
		Bottling Co S.A.	$ 117,694
1,600		Coca-Cola West
		Japan Co Ltd	40,909
1,270,000		Global Bio-Chem
		Technology Group
		Co Ltd	1,059,542
26,617		Groupe Danone	4,363,464
263		Hermes International	53,651
9,800		Interbrew S.A.	269,648
1,700		Ito En Ltd	76,147
87,471		Lion Nathan Ltd	407,357
15,890		LVMH Moet Hennessy
		Louis Vuitton S.A.	1,167,728
8,000		Meiji Dairies Corp	38,295
18,000		Meiji Seika Kaisha Ltd	83,222
1,576		Nestle S.A. (Regd)	401,822
9,000		Nichirei Corp	32,701
10,000		Nippon Meat Packers, Inc	117,557
9,700	*	Numico NV	286,088
12,488		Orkla ASA	358,315
195,000		People’s Food
		Holdings Ltd	173,333
31,569		Pernod-Ricard	3,840,719
17,000		Sapporo Holdings Ltd	60,460
10,000		Takara Holdings, Inc	92,661
26,581		Tate & Lyle plc	145,212
5,000		Toyo Suisan Kaisha Ltd	67,958
7,000		Yakult Honsha Co Ltd	111,491
8,000		Yamazaki Baking Co Ltd	78,051

		TOTAL FOOD AND
		KINDRED PRODUCTS	14,816,604

FOOD STORES—2.82%
37,917		Carrefour S.A.	1,870,371
39	*	Casino Guichard-
		Perrachon B
		Wts 12/15/05	23
4,795		Delhaize Group	222,150
4,100		FamilyMart Co Ltd	126,111
3,000		Ito-Yokado Co Ltd	136,685
3,800		Lawson, Inc	145,739
72,169	*	Royal Ahold NV	590,665
2,574,202		Tesco plc	11,626,426
9,000		UNY Co Ltd	117,566

		TOTAL FOOD STORES	14,835,736

FURNITURE AND FIXTURES—0.01%
21,015		MFI Furniture Group plc	56,775

		TOTAL FURNITURE
		AND FIXTURES	56,775

86 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES		VALUE

FURNITURE AND HOMEFURNISHINGS STORES—0.02%
3,100	Shimachu Co Ltd	$ 88,946

	TOTAL FURNITURE AND
	HOMEFURNISHINGS
	STORES	88,946

GENERAL BUILDING CONTRACTORS—0.55%
23,808	Allgreen Properties Ltd	15,055
13,012	Bouygues S.A.	447,732
53,000	Daito Trust Construction
	Co Ltd	2,068,342
9,000	Nishimatsu Construction
	Co Ltd	37,113
10,000	Obayashi Corp	54,693
910	Persimmon plc	11,557
14,220	Skanska AB (B Shs)	120,679
7,100	Sumitomo Realty &
	Development Co Ltd	92,337
12,000	Toda Corp	47,869

	TOTAL GENERAL BUILDING
	CONTRACTORS	2,895,377

GENERAL MERCHANDISE STORES—0.59%
1,800	Aeon Co Ltd	77,685
14,000	Daimaru, Inc	118,153
7,000	Hankyu Department
	Stores, Inc	65,536
10,000	Isetan Co Ltd	152,353
144,805	Kingfisher plc	767,785
147,032	Marks & Spencer
	Group plc	752,570
9,461	Metro AG.	405,071
23,000	Mitsukoshi Ltd	126,679
4,367	Pinault-Printemps-
	Redoute S.A.	456,430
16,500	Takashimaya Co Ltd	184,928

	TOTAL GENERAL
	MERCHANDISE STORES	3,107,190

HEALTH SERVICES—0.01%
6,673	Sonic Healthcare Ltd	41,113

	TOTAL HEALTH SERVICES	41,113

HEAVY CONSTRUCTION, EXCEPT BUILDING—2.07%
6,000	JGC Corp	66,151
18,694	Transurban Group	66,079
112,218	Vinci S.A.	10,770,355

	TOTAL HEAVY
	CONSTRUCTION,
	EXCEPT BUILDING	10,902,585

HOLDING AND OTHER INVESTMENT OFFICES—1.99%
3,000	f*	Ashikaga Financial
		Group, Inc	$ 0
753		Bostads AB Drott	14,378
16,052	*	Canary Wharf Group plc	85,701
41,291		Centro Properties Group	134,606
74,468		Deutsche Office Trust	66,518
3,014	*	Drott AB (B Shs)	44,563
86,399		Investa Property Group	134,561
11,262		iShares MSCI EAFE
		Index Fund	1,594,699
15		Japan Real Estate
		Investment Corp	119,671
56		Japan Retail Fund
		Investment Corp	413,938
74,186		Macquarie Goodman
		Industrial Trust	95,151
301,428		Macquarie Infrastructure
		Group	685,773
14		Nippon Building Fund, Inc	105,638
25,005		Nobel Biocare Holding AG.	3,434,400
908,000	*	Orient Corp	2,897,640
72,000		Sumitomo Corp	648,474

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	10,475,711

HOTELS AND OTHER LODGING PLACES—0.09%
12,279		Accor S.A.	497,506

		TOTAL HOTELS AND OTHER
		LODGING PLACES	497,506

INDUSTRIAL MACHINERY AND EQUIPMENT—2.14%
16,504		Aggreko plc	45,043
10,474		Atlas Copco AB (B Shs)	341,666
6,000		Dainippon Screen
		Manufacturing Co Ltd	42,447
102,692		Dixons Group plc	290,648
1,289		East Asiatic Co Ltd a/s	56,383
8,000		Ebara Corp	46,369
710,022		Futuris Corp Ltd	867,306
67,000	*	Ishikawajima-Harima
		Heavy Industries Co Ltd	104,974
73,000		Kubota Corp	348,037
205,000		Makino Milling Machine
		Co Ltd	1,300,524
5,000		Makita Corp	64,353
20,000		Minebea Co Ltd	100,735
432,000		Mitsubishi Heavy
		Industries Ltd	1,403,528
315,000		NSK Ltd	1,553,275
6,335		Rieter Holding AG.	1,600,189

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 87

  Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
6,000		Sanden Corp	$ 39,506
54,944		Sandvik AB	1,752,222
26,267	*	Saurer AG.	1,156,963
4,000		Takuma Co Ltd	31,374
34,000		Texwinca Holdings Ltd	26,184
2,800		THK Co Ltd	55,308

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	11,227,034

INSTRUMENTS AND RELATED PRODUCTS—3.01%
46,000		Canon, Inc	2,383,236
12,000		Casio Computer Co Ltd	142,798
23,000		Citizen Watch Co Ltd	228,154
2,052		Cochlear Ltd	31,692
13,000		Fuji Photo Film Co Ltd	413,611
6,626		Gambro AB (A Shs)	50,082
12,517		IMI plc	81,838
462,408	*	Invensys plc	165,718
3,550		Keyence Corp	865,363
25,000		Konica Corp	357,572
16,000		Nikon Corp	213,005
8,000		Nipro Corp	120,190
751		Nobel Biocare Holding AG.
		(Stockholm)	102,772
92,000	*	PCCW Ltd	61,994
12,177		Smith & Nephew plc	119,842
1,460		Synthes-Stratec, Inc	1,497,052
296,219		The Swatch Group AG.
		(Regd)	7,751,241
33,900		Tokyo Seimitsu Co Ltd	1,146,999
4,000		Ushio, Inc	74,014

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	15,807,173

INSURANCE AGENTS, BROKERS AND SERVICE—0.01%
3,876		MLP AG.	70,972

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	70,972

INSURANCE CARRIERS—5.01%
72,745		Aegon NV	929,722
497,000		Aioi Insurance Co Ltd	2,479,387
30,195		Alleanza Assicurazioni
		S.p.A.	341,752
14,942		Allianz AG. (Regd)	1,627,076
15,528		Assicurazioni Generali
		S.p.A.	396,150
9,635		Aviva plc	93,497
91,984		AXA	1,919,404

516,000	*	China Life Insurance
		Co Ltd (H Shs)	$ 324,524
49,917		Converium Holding AG.	2,442,952
527		Daido Life Insurance
		Co Ltd	2,152,881
27,461		Friends Provident plc	73,307
156,375		Insurance Australia
		Group Ltd	567,077
163,851		Legal & General
		Group plc	285,324
13,295		Mediolanum S.p.A.	81,855
4		Millea Holdings, Inc	62,287
9,686		Muenchener Rueckver
		AG. (Regd)	1,075,685
298,769		Promina Group Ltd	846,233
7,674		Prudential plc	63,114
10,528		Schindler Holding AG.
		(Pt Cert)	3,066,529
53,115		Skandia Forsakrings AB	209,888
22,000		Sompo Japan
		Insurance, Inc	235,998
44,743		Zurich Financial
		Services AG.	7,054,832

		TOTAL INSURANCE
		CARRIERS	26,329,474

LEATHER AND LEATHER PRODUCTS—0.02%
31,500		Yue Yuen Industrial
		Holdings	86,320

		TOTAL LEATHER AND
		LEATHER PRODUCTS	86,320

LOCAL AND INTERURBAN PASSENGER TRANSIT—0.28%
220		East Japan Railway Co	1,156,726
38,500		MTR Corp	59,298
9,329		Veolia Environnement	260,242

		TOTAL LOCAL AND
		INTERURBAN
		PASSENGER TRANSIT	1,476,266

LUMBER AND WOOD PRODUCTS—0.07%
1,841		Holmen AB (B Shs)	51,754
26,000		Sekisui House Ltd	293,151

		TOTAL LUMBER AND
		WOOD PRODUCTS	344,905

METAL MINING—1.25%
224,125		Alumina Ltd	917,140
1,022,000		Mitsubishi Materials Corp	2,495,199
128,046		Newcrest Mining Ltd	1,258,129
26,019		Rio Tinto Ltd	683,528

88 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES			VALUE

METAL MINING—(Continued)
10,000		Sumitomo Metal Mining
		Co Ltd	$ 72,476
298,221		WMC Resources Ltd	1,165,706

		TOTAL METAL MINING	6,592,178

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.06%
2,300		Aderans Co Ltd	54,496
4,000		Bandai Co Ltd	102,081
8,640		Bulgari S.p.A.	78,889
6,000	*	Sega Corp	65,401

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	300,867

MISCELLANEOUS RETAIL—0.13%
31,660		GUS plc	435,816
111,441		Signet Group plc	225,293

		TOTAL MISCELLANEOUS
		RETAIL	661,109

MOTION PICTURES—0.05%
23,392		Rank Group plc	144,020
8,500		Toho Co Ltd	139,713

		TOTAL MOTION PICTURES	283,733

NONDEPOSITORY INSTITUTIONS—1.39%
1,140		Acom Co Ltd	83,280
8,652		HBOS plc	117,350
237,364	*	Hypo Real Estate Holding	6,659,433
30,301		Mediobanca S.p.A.	349,654
9,200		Nissin Co Ltd	37,584
1,040		Takefuji Corp	72,476

		TOTAL NONDEPOSITORY
		INSTITUTIONS	7,319,777

NONMETALLIC MINERALS, EXCEPT FUELS—0.02%
17,000		Dowa Mining Co Ltd	103,927

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	103,927

OIL AND GAS EXTRACTION—0.35%
91,015		Origin Energy Ltd	382,170
196,296		Shell Transport &
		Trading Co plc	1,282,511
1,232		Technip S.A.	166,541

		TOTAL OIL AND GAS
		EXTRACTION	1,831,222

PAPER AND ALLIED PRODUCTS—1.04%
69,000		NGK Insulators Ltd	566,406
154,000		OJI Paper Co Ltd

7,348	Svenska Cellulosa AB	1,070,236
	(B Shs)	$ 293,772
73,300	Uni-Charm Corp	3,508,761

	TOTAL PAPER AND
	ALLIED PRODUCTS	5,439,175

PETROLEUM AND COAL PRODUCTS—5.24%
378,245	BHP Billiton Ltd	3,540,336
827,280	BP plc	6,933,100
4,759	BP plc (Spon ADR)	243,661
339,746	ENI S.p.A.	6,830,526
6,930	Hellenic Petroleum S.A.	61,658
398,000	Nippon Oil Corp	2,280,079
974	Norsk Hydro ASA	61,284
5,097	Repsol YPF S.A.	105,606
156,249	Royal Dutch Petroleum Co	7,421,355
3,812	Woodside Petroleum Ltd	45,691

	TOTAL PETROLEUM AND
	COAL PRODUCTS	27,523,296

PRIMARY METAL INDUSTRIES—0.24%
22,466	Arcelor	407,501
7,536	BHP Billiton plc	68,696
10,000	NEOMAX Co Ltd	154,179
2,455	Ssab Svenskt Stal AB
	(Series A)	43,134
57,000	Sumitomo Metal
	Industries Ltd	76,157
20,087	ThyssenKrupp AG.	373,236
5,896	TUI AG.	134,406
6,470	Viohalco S.A.	42,458

	TOTAL PRIMARY METAL
	INDUSTRIES	1,299,767

PRINTING AND PUBLISHING—2.38%
8,414	Arnoldo Mondadori
	Editore S.p.A.	77,240
6,894	Eniro AB	58,964
11,174	Gruppo Editoriale
	L’Espresso S.p.A.	65,775
8,137	Lagardere S.C.A.	463,280
155,805	News Corp Ltd	1,401,224
4,968	Promotora de
	Informaciones S.A.
	(PRISA)	88,281
111,634	Reed Elsevier NV	1,473,388
966,072	Reed Elsevier plc	8,549,011
60,000	SCMP Group Ltd	24,451
210,563	Seat Pagine Gialle S.p.A.	205,715
10,749	Telefonica Publicidad e
	Informacion S.A.	77,143

	TOTAL PRINTING AND
	PUBLISHING	12,484,472

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 89

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

RAILROAD TRANSPORTATION—0.36%
325,676		Brambles Industries Ltd	$ 1,394,856
28,452		Brambles Industries plc	112,294
26,900		Firstgroup plc	132,618
21,964		Mayne Group Ltd	56,677
47,000		Tobu Railway Co Ltd	208,718

		TOTAL RAILROAD
		TRANSPORTATION	1,905,163

REAL ESTATE—0.28%
15,720		CapitaLand Ltd	15,755
83,289		CFS Gandel Retail Trust	92,837
10,007	*	CFS Gandel Retail Trust
		(New)	11,078
400		City Developments Ltd	1,456
84,577		Commonwealth Property
		Office Fund	76,193
66,872		General Property Trust	157,245
9,464		Hammerson plc	118,275
74,000		Hang Lung Properties Ltd	104,953
47,000		Henderson Land
		Development Co Ltd	225,013
40,000		Hysan Development
		Co Ltd	69,310
44,390		Mirvac Group	157,586
100		Mitsui Fudosan Co Ltd	1,258
104,000		New World Development
		Co Ltd	95,442
41,600	*	New World Development
		Ltd (Rts)	9,451
100,000		Sino Land Co Ltd	62,571
16,468		Slough Estates plc	135,439
1,386		Stockland	5,894
14,957		Stockland Trust Group	64,517
6,400		Sun Hung Kai
		Properties Ltd	58,528

		TOTAL REAL ESTATE	1,462,801

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.20%
24,747		Continental AG.	973,779
3,200		Toyoda Gosei Co Ltd	85,510

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	1,059,289

SECURITY AND COMMODITY BROKERS—3.13%
6,618		Australian Stock
		Exchange Ltd	83,670
1,120		Euronext NV	33,377
9,214	*	FinecoGroup S.p.A.	51,044
46,000		Hong Kong Exchanges &
		Clearing Ltd	98,600
336,576		Man Group plc	$ 10,818,899
82,000		Marubeni Corp	223,060

138,000		Mitsui & Co Ltd	1,238,929
212,000		Nomura Holdings, Inc	3,861,585
2,174	*	OMHEX AB	30,413

		TOTAL SECURITY AND
		COMMODITY BROKERS	16,439,577

STONE, CLAY, AND GLASS PRODUCTS—1.23%
40,000		Asahi Glass Co Ltd	432,162
5,550		BPB plc	36,261
62,338		Holcim Ltd (Regd)	3,333,780
45,109		Pilkington plc	74,199
17,199		RMC Group plc	198,980
1,600		Sika AG.	783,045
14,000		Sumitomo Osaka
		Cement Co Ltd	35,661
14,000		Taiheiyo Cement Corp	41,448
136,000		Toto Ltd	1,528,178

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	6,463,714

TEXTILE MILL PRODUCTS—0.08%
182,000		Toyobo Co Ltd	439,102

		TOTAL TEXTILE MILL
		PRODUCTS	439,102

TOBACCO PRODUCTS—0.03%
20		Japan Tobacco, Inc	146,297

		TOTAL TOBACCO
		PRODUCTS	146,297

TRANSPORTATION BY AIR—0.39%
4,990		Air France	89,592
30,000		Cathay Pacific Airways
		Ltd	61,224
12,675	*	Deutsche Lufthansa AG.
		(Regd)	206,542
29,704		Iberia Lineas Aereas
		de Espana	96,734
56,000	*	Japan Airlines
		System Corp	190,551
146,000		Singapore Airlines Ltd	958,091
68,500		Swire Pacific Ltd (A Shs)	463,782

		TOTAL TRANSPORTATION
		BY AIR	2,066,516

TRANSPORTATION EQUIPMENT—2.36%
203,287		BAE Systems plc	750,958
4,362		Cobham plc	108,947
28,556	*	Fiat S.p.A.	197,220
392,208		Finmeccanica S.p.A.	303,650
14,000		Hino Motors Ltd	101,062

90 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES			VALUE

TRANSPORTATION EQUIPMENT—(Continued)
79,000	*	Kawasaki Heavy
		Industries Ltd	$ 126,813
1,595	*	Kvaerner ASA	29,736
7,024		MAN AG.	250,322
43,000		Mitsui Engineering &
		Shipbuilding Co Ltd	81,838
194,000		Nissan Motor Co Ltd	2,172,442
5,171		Peugeot Citroen S.A.	263,463
4,083		Renault S.A.	282,742
4,900		Shimano, Inc	117,749
4,420		Siemens AG.	326,284
29,441		Smiths Group plc	346,833
88,000		Toyota Industries Corp	2,093,526
127,900		Toyota Motor Corp	4,770,049
2,108		Valeo S.A.	87,456

		TOTAL TRANSPORTATION
		EQUIPMENT	12,411,090

TRUCKING AND WAREHOUSING—0.28%
6,000		Mitsubishi Logistics
		Corp	64,132
8,000		Seino Transportation
		Co Ltd	82,203
59,000		Sumitomo Warehouse
		Co Ltd	268,813
63,000		Yamato Transport Co Ltd	1,058,528

		TOTAL TRUCKING AND
		WAREHOUSING	1,473,676

WATER TRANSPORTATION—0.18%
34,000		COSCO Pacific Ltd	52,367
2,623		Frontline Ltd	74,497
85,000		Mitsui OSK Lines Ltd	437,930
97,000		Neptune Orient Lines Ltd	126,729
24,000		Nippon Yusen
		Kabushiki Kaisha	114,654
29,059		Peninsular & Oriental
		Steam Navigation Co	119,630

		TOTAL WATER
		TRANSPORTATION	925,807

WHOLESALE TRADE-DURABLE GOODS—0.60%
5,000		Anritsu Corp	39,938
1,179		Beru AG.	87,164
33,000		Fuji Electric Co Ltd	85,961
4,100		Kuroda Electric Co Ltd	169,068
4,400		Mitsumi Electric Co Ltd	51,217
7,345		SSL International plc	40,835
122,400		Terumo Corp	2,658,951

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	3,133,134

WHOLESALE TRADE-NONDURABLE GOODS—2.80%
8,363	Alliance Unichem plc	$ 89,223
596,069	British American
	Tobacco plc	8,966,540
95,594	Celesio AG.	5,227,657
5,430	Clariant AG.	76,723
19,525	Fyffes plc	37,431
2,649	H. Lundbeck a/s	50,940
5,500	Kokuyo Co Ltd	69,784
18,604	Swedish Match AB	189,955

	TOTAL WHOLESALE
	TRADE-NONDURABLE
	GOODS	14,708,253

	TOTAL COMMON STOCK
	(Cost $464,820,324)	519,989,821

PRINCIPAL

SHORT TERM INVESTMENTS—0.47%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit
	Banks (FFCB)
$2,450,000	0.970%, 04/01/04	2,449,934

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	2,449,934

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $2,449,934)	2,449,934

	TOTAL PORTFOLIO—
	99.63%
	(Cost $468,144,806)	523,536,752
	OTHER ASSETS &
	LIABILITIES, NET—
	0.37%	1,951,599

	NET ASSETS—100.00%	$525,488,351

*	Non-income producing
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 91

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 1,504,096	0.84%
Apparel and Accessory Stores	1,288,548	0.72
Business Services	2,064,495	1.15
Chemicals and Allied Products	6,999,229	3.90
Communications	15,979,953	8.91
Depository Institutions	35,028,007	19.53
Eating and Drinking Places	1,683,622	0.94
Electric, Gas, and Sanitary Services	12,139,614	6.77
Electronic and Other Electric Equipment	3,004,655	1.68
Engineering and Management Services	5,367,323	2.99
Fabricated Metal Products	3,031,746	1.69
Food and Kindred Products	3,625,789	2.02
Food Stores	1,288,585	0.72
Forestry	3,163,192	1.76
General Building Contractors	727,631	0.41
General Merchandise Stores	1,280,402	0.71
Health Services	1,501,020	0.84
Holding and Other Investment Offices	5,569,202	3.11
Hotels and Other Lodging Places	768,250	0.43
Industrial Machinery and Equipment	9,611,049	5.36
Instruments and Related Products	2,016,796	1.13
Insurance Agents, Brokers and Service	2,040	0.00
Insurance Carriers	13,169,858	7.34
Miscellaneous Retail	1,818,652	1.01
Motion Pictures	3,318,614	1.85
Nondepository Institutions	7,683,623	4.28
Oil and Gas Extraction	3,382,856	1.89
Petroleum and Coal Products	14,537,124	8.11
Primary Metal Industries	979,617	0.55
Printing and Publishing	164,647	0.09
Railroad Transportation	757,038	0.42
Real Estate	37,695	0.02
Security and Commodity Brokers	4,652,216	2.59
Stone, Clay, and Glass Products	32,520	0.02
Tobacco Products	6,482,325	3.61
Transportation By Air	539,874	0.30
Transportation Equipment	1,171,081	0.65
Transportation Services	1,206,453	0.67
Wholesale Trade-Durable Goods	388,800	0.22
Wholesale Trade-Nondurable Goods	1,011,024	0.56

TOTAL COMMON STOCK (Cost $160,171,306)	$178,979,261	99.79%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	$ 949,974	0.53%

TOTAL SHORT TERM INVESTMENTS (Cost $949,974)	949,974	0.53

TOTAL PORTFOLIO (Cost $161,121,280)	179,929,235	100.32
OTHER ASSETS & LIABILITIES, NET	(569,885)	(0.32)

NET ASSETS	$179,359,350	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.79%
AMUSEMENT AND RECREATION SERVICES—0.84%
77,400	*	Caesars Entertainment,
		Inc	$ 1,009,296
20,000	*	Multimedia Games, Inc	494,800

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	1,504,096

APPAREL AND ACCESSORY STORES—0.72%
1,000		Foot Locker, Inc	25,800
35,292		Talbots, Inc	1,262,748

		TOTAL APPAREL AND
		ACCESSORY STORES	1,288,548

BUSINESS SERVICES—1.15%
22,300	*	Computer Sciences Corp	899,359
81,365	*	Manugistics Group, Inc	557,350
52,805	*	Siebel Systems, Inc	607,786

		TOTAL BUSINESS
		SERVICES	2,064,495

CHEMICALS AND ALLIED PRODUCTS—3.90%
31,400		Bristol-Myers Squibb Co	760,822
12,700		Clorox Co	621,157
5,400		Dow Chemical Co	217,512
8,218		Du Pont (E.I.) de
		Nemours & Co	346,964
21,900		Gillette Co	856,290
800	*	Invitrogen Corp	57,352
44,079		Merck & Co, Inc	1,947,851
6,800		Procter & Gamble Co	713,184
69,700		Schering-Plough Corp	1,130,534
9,256		Wyeth	347,563

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	6,999,229

92 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—8.91%
2,500	*	American Tower Corp
		(Class A)	$ 28,375
41,780		AT&T Corp	817,635
72,306		BellSouth Corp	2,002,153
69,750	*	Comcast Corp (Class A)	2,004,615
900	*	Crown Castle
		International Corp	11,367
128,044	*	Lucent Technologies, Inc	526,261
222,622	*	Qwest Communications
		International, Inc	959,501
135,470		SBC Communications,
		Inc	3,324,434
200	*	U.S. Cellular Corp	7,730
2,307	*	UnitedGlobalcom, Inc
		(Class A)	19,586
102,610		Verizon Communications,
		Inc	3,749,369
64,497		Viacom, Inc (Class B)	2,528,927

		TOTAL COMMUNICATIONS	15,979,953

DEPOSITORY INSTITUTIONS—19.53%
1,900		Bancorpsouth, Inc	41,572
35,516		Bank Of America Corp	2,876,086
85,973		Bank One Corp	4,687,248
413	*	BOK Financial Corp	16,933
500		Capitol Federal Financial	17,950
32,676		Charter One Financial, Inc	1,155,423
177,562		Citigroup, Inc	9,179,955
35,300		Comerica, Inc	1,917,496
1,184		Compass Bancshares, Inc	49,100
300		First Bancorp
		(Puerto Rico)	12,480
1,047		First Midwest
		Bancorp, Inc	35,745
1,200		First National Bankshares
		of Florida, Inc	21,084
103,000		FleetBoston Financial
		Corp	4,624,700
1,200		FNB Corp	26,520
1,323		Fulton Financial Corp	29,463
4,000		Golden West Financial
		Corp	447,800
20,486		Hibernia Corp (Class A)	481,216
1,100		Hudson City Bancorp, Inc	41,624
1,600		IndyMac Bancorp, Inc	58,064
700		International Bancshares
		Corp	36,981
1,000		Marshall & Ilsley Corp	37,810
18,300		Mellon Financial Corp	572,607
138		Mercantile Bankshares
		Corp	5,930
43,214		National City Corp	1,537,554

38,100		National Commerce
		Financial Corp	$ 1,090,041
2,778		New York Community
		Bancorp, Inc	95,230
1,785		Old National Bancorp	40,341
281		Park National Corp	31,837
623		People’s Bank	28,963
1,100		Provident Financial
		Group, Inc	44,176
1,293		Sky Financial Group, Inc	33,553
700		Synovus Financial Corp	17,115
1,097		Trustmark Corp	31,923
95,970		U.S. Bancorp	2,653,571
1,500		Union Planters Corp	44,775
777		United Bankshares, Inc	23,699
1,769		Valley National Bancorp	49,479
20,662		Wachovia Corp	971,114
33,137		Wells Fargo & Co	1,877,874
595		Westamerica Bancorp	30,024
1,000		Whitney Holding Corp	41,740
300		Wilmington Trust Corp	11,211

		TOTAL DEPOSITORY
		INSTITUTIONS	35,028,007

EATING AND DRINKING PLACES—0.94%
37,021	*	Brinker International, Inc	1,404,207
9,780		McDonald’s Corp	279,415

		TOTAL EATING AND
		DRINKING PLACES	1,683,622

ELECTRIC, GAS, AND SANITARY SERVICES—6.77%
2,600		Alliant Energy Corp	67,756
12,400		American Electric
		Power Co, Inc	408,208
5,603	*	Calpine Corp	26,166
10,400		Dominion Resources, Inc	668,720
6,300	*	Dynegy, Inc (Class A)	24,948
6,900		Entergy Corp	410,550
1,500		Equitable Resources, Inc	66,630
25,559		Exelon Corp	1,760,248
32,600		FirstEnergy Corp	1,274,008
446		Kinder Morgan, Inc	28,107
500		MDU Resources Group,
		Inc	11,745
1,414		National Fuel Gas Co	34,784
1,200		NiSource, Inc	25,500
1,000		Oneok, Inc	22,550
787		Peoples Energy Corp	35,140
80,900	*	PG&E Corp	2,343,673
800		Piedmont Natural
		Gas Co, Inc	33,776
29,300		PPL Corp	1,336,080

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 93

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
6,400		Sempra Energy	$ 203,520
47,965		TXU Corp	1,374,677
63,875		Waste Management, Inc	1,927,748
435		Western Gas
		Resources, Inc	22,120
1,095		WGL Holdings, Inc	32,960

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	12,139,614

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—1.68%
11,300	*	ADC Telecommunications,
		Inc	32,770
1,400		AVX Corp	23,086
30,418	*	Dupont Photomasks, Inc	707,523
104,839	*	LSI Logic Corp	979,196
24,800		Motorola, Inc	436,480
64,000		Nintendo Co Ltd	825,600

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	3,004,655

ENGINEERING AND MANAGEMENT SERVICES—2.99%
101,682		Monsanto Co	3,728,679
136,440		Servicemaster Co	1,638,644

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	5,367,323

FABRICATED METAL PRODUCTS—1.69%
8,600		Illinois Tool Works, Inc	681,378
54,000		Masco Corp	1,643,760
140,200	*	Tower Automotive, Inc	706,608

		TOTAL FABRICATED METAL
		PRODUCTS	3,031,746

FOOD AND KINDRED PRODUCTS—2.02%
38,600		Coca-Cola Co	1,941,580
335		Coors (Adolph) Co
		(Class B)	23,266
34,600		General Mills, Inc	1,615,128
668		Lancaster Colony Corp	26,987
515		Tootsie Roll Industries, Inc	18,828

		TOTAL FOOD AND
		KINDRED PRODUCTS	3,625,789

FOOD STORES—0.72%
77,439	*	Kroger Co	1,288,585

		TOTAL FOOD STORES	1,288,585

FORESTRY—1.76%
48,293		Weyerhaeuser Co	3,163,192

		TOTAL FORESTRY	3,163,192

GENERAL BUILDING CONTRACTORS—0.41%
2,600		Centex Corp	$ 140,556
5,000		D.R. Horton, Inc	177,150
1,200		KB Home	96,960
3,300		Lennar Corp (Class A)	178,299
800		Ryland Group, Inc	71,064
1,400	*	Toll Brothers, Inc	63,602

		TOTAL GENERAL
		BUILDING
		CONTRACTORS	727,631

GENERAL MERCHANDISE STORES—0.71%
25,000		May Department
		Stores Co	864,500
1,100		Neiman Marcus
		Group, Inc (Class A)	59,334
8,300		Sears Roebuck & Co	356,568

		TOTAL GENERAL
		MERCHANDISE STORES	1,280,402

HEALTH SERVICES—0.84%
134,500	*	Tenet Healthcare Corp	1,501,020

		TOTAL HEALTH SERVICES	1,501,020

HOLDING AND OTHER INVESTMENT OFFICES—3.11%
14,900		AMB Property Corp	553,833
3,700		Annaly Mortgage
		Management, Inc	72,335
19,400		Apartment Investment &
		Management Co
		(Class A)	603,146
800		Camden Property Trust	35,960
300		Centerpoint Properties
		Trust	24,750
720		Chelsea Property
		Group, Inc	45,317
11		Cross Timbers
		Royalty Trust	312
24,600		Developers Diversified
		Realty Corp	993,840
975		Federal Realty
		Investment Trust	45,045
6,600		General Growth
		Properties, Inc	231,990
42,780		Highwoods Properties,
		Inc	1,121,264
1,100		Independence Community
		Bank Corp	44,825
6,292		iShares Russell 1000
		Value Index Fund	376,954
100		Kimco Realty Corp	5,098

94 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
35		New Plan Excel Realty
		Trust	$ 957
880		Pan Pacific Retail
		Properties, Inc	45,848
800		Realty Income Corp	35,720
900		Rouse Co	48,240
4,300		Simon Property Group, Inc	251,292
2,500		Thornburg Mortgage, Inc	77,750
32,600		United Dominion
		Realty Trust, Inc	639,612
7,378		Washington Mutual, Inc	315,114

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	5,569,202

HOTELS AND OTHER LODGING PLACES—0.43%
21,950	*	Wynn Resorts Ltd	768,250

		TOTAL HOTELS AND OTHER
		LODGING PLACES	768,250

INDUSTRIAL MACHINERY AND EQUIPMENT—5.36%
2,800		3M Co	229,236
62,984	*	AGCO Corp	1,304,399
53,200	*	Emulex Corp	1,132,628
99,116		Hewlett-Packard Co	2,263,809
28,280		International Business
		Machines Corp	2,597,235
220,540	*	Solectron Corp	1,219,586
37,200		Timken Co	864,156

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	9,611,049

INSTRUMENTS AND RELATED PRODUCTS—1.13%
33		Bard (C.R.), Inc	3,222
9,400		Eastman Kodak Co	245,998
56,400		Raytheon Co	1,767,576

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,016,796

INSURANCE AGENTS, BROKERS AND SERVICE—0.00%
60	*	Medco Health
		Solutions, Inc	2,040

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	2,040

INSURANCE CARRIERS—7.34%
22,218		Aetna, Inc	1,993,399
1,900		Allstate Corp	86,374

2,200		Ambac Financial
		Group, Inc	$ 162,316
39,605		American International
		Group, Inc	2,825,817
147		American National
		Insurance Co	13,155
2,600	*	Anthem, Inc	235,664
1,800		Berkley (W.R.) Corp	71,784
600		Erie Indemnity Co
		(Class A)	28,956
4,400		Fidelity National
		Financial, Inc	174,240
800		Jefferson-Pilot Corp	44,008
8,900		John Hancock Financial
		Services, Inc	388,841
27,508		Lincoln National Corp	1,301,679
29	*	Markel Corp	8,349
4,600		MBIA, Inc	288,420
2,400	*	Pacificare Health
		Systems, Inc	94,920
25,800		Prudential Financial, Inc	1,155,324
28,822		Safeco Corp	1,244,246
900		Stancorp Financial
		Group, Inc	58,725
500		Transatlantic Holdings,
		Inc	43,605
77,915		Travelers Property
		Casualty Corp
		(Class B)	1,345,592
21,100		XL Capital Ltd (Class A)	1,604,444

		TOTAL INSURANCE
		CARRIERS	13,169,858

MISCELLANEOUS RETAIL—1.01%
96,634	*	Office Depot, Inc	1,818,652

		TOTAL MISCELLANEOUS
		RETAIL	1,818,652

MOTION PICTURES—1.85%
8,300	*	Liberty Media Corp
		(Class A)	90,885
191,443	*	Time Warner, Inc	3,227,729

		TOTAL MOTION PICTURES	3,318,614

NONDEPOSITORY INSTITUTIONS—4.28%
3,200	*	AmeriCredit Corp	54,496
5,000		Countrywide Financial
		Corp	479,500
52,400		Fannie Mae	3,895,940
54,834		Freddie Mac	3,238,496
98		Student Loan Corp	15,191

		TOTAL NONDEPOSITORY
		INSTITUTIONS	7,683,623

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 95

  Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—1.89%
3,700		Anadarko Petroleum
		Corp	$ 191,882
9,600		Apache Corp	414,432
6,500		Burlington Resources,
		Inc	413,595
800		Chesapeake Energy Corp	10,720
6,800		Devon Energy Corp	395,420
600		Diamond Offshore
		Drilling, Inc	14,514
1,200		ENSCO International, Inc	33,804
1,131		Helmerich & Payne, Inc	32,403
2,400		Kerr-McGee Corp	123,600
500	*	Newfield Exploration Co	23,965
857		Noble Energy, Inc	40,365
12,270		Occidental Petroleum
		Corp	565,034
2,500		Pioneer Natural
		Resources Co	80,750
1,521		Pogo Producing Co	69,768
1,100	*	Pride International, Inc	18,766
500		Tidewater, Inc	14,065
8,300		Unocal Corp	309,424
30,900	*	Varco International, Inc	556,509
500	*	Westport Resources Corp	16,495
2,272		XTO Energy, Inc	57,345

		TOTAL OIL AND GAS
		EXTRACTION	3,382,856

PETROLEUM AND COAL PRODUCTS—8.11%
29,785		ChevronTexaco Corp	2,614,527
22,000		ConocoPhillips	1,535,820
216,938		Exxon Mobil Corp	9,022,451
90,429		Lyondell Chemical Co	1,341,966
722	*	Premcor, Inc	22,360

		TOTAL PETROLEUM AND
		COAL PRODUCTS	14,537,124

PRIMARY METAL INDUSTRIES—0.55%
10,200		Alcoa, Inc	353,838
16,170	*	International Steel
		Group, Inc	625,779

		TOTAL PRIMARY METAL
		INDUSTRIES	979,617

PRINTING AND PUBLISHING—0.09%
1,100		Lee Enterprises, Inc	49,698
300		Media General, Inc
		(Class A)	20,184
300		Meredith Corp	15,168
90		Washington Post Co
		(Class B)	79,597

		TOTAL PRINTING AND
		PUBLISHING	164,647

RAILROAD TRANSPORTATION—0.42%
24,993		CSX Corp	$ 757,038

		TOTAL RAILROAD
		TRANSPORTATION	757,038

REAL ESTATE—0.02%
700		Forest City Enterprises,
		Inc (Class A)	37,695

		TOTAL REAL ESTATE	37,695

SECURITY AND COMMODITY BROKERS—2.59%
29,498		A.G. Edwards, Inc	1,153,962
706		Goldman Sachs
		Group, Inc	73,671
52,199		Janus Capital Group, Inc	855,020
30,104		Merrill Lynch & Co, Inc	1,792,994
12,791		Morgan Stanley	732,924
806	*	Piper Jaffray Cos	43,645

		TOTAL SECURITY AND
		COMMODITY BROKERS	4,652,216

STONE, CLAY, AND GLASS PRODUCTS—0.02%
800		Lafarge North America,
		Inc	32,520

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	32,520

TOBACCO PRODUCTS—3.61%
119,051		Altria Group, Inc	6,482,325

		TOTAL TOBACCO
		PRODUCTS	6,482,325

TRANSPORTATION BY AIR—0.30%
53,400	*	Northwest Airlines Corp	539,874

		TOTAL TRANSPORTATION
		BY AIR	539,874

TRANSPORTATION EQUIPMENT—0.65%
15,485		Boeing Co	635,969
17,700		Ford Motor Co	240,189
5,244		Paccar, Inc	294,923

		TOTAL TRANSPORTATION
		EQUIPMENT	1,171,081

TRANSPORTATION SERVICES—0.67%
50,670	*	Orbitz, Inc (Class A)	1,206,453

		TOTAL TRANSPORTATION
		SERVICES	1,206,453

96 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES		VALUE

WHOLESALE TRADE-DURABLE GOODS—0.22%
8,100	W.W. Grainger, Inc	$ 388,800

	TOTAL WHOLESALE
	TRADE-DURABLE
	GOODS	388,800

WHOLESALE TRADE-NONDURABLE GOODS—0.56%
33,600	McKesson Corp	1,011,024

	TOTAL WHOLESALE
	TRADE-NONDURABLE
	GOODS	1,011,024

	TOTAL COMMON STOCK
	(Cost $160,171,306)	178,979,261

PRINCIPAL

SHORT TERM INVESTMENTS—0.53%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.53%
	Federal Farm
	Credit Banks (FFCB)
$950,000	0.970%, 04/01/04	949,974

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	949,974

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $949,974)	949,974

	TOTAL PORTFOLIO—
	100.32%
	(Cost $161,121,280)	179,929,235
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.32)%	(569,885)

	NET ASSETS—100.00%	$179,359,350

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 97

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 2,063,443	1.78%
Apparel and Accessory Stores	2,631,898	2.27
Apparel and Other Textile Products	376,064	0.32
Automotive Dealers and Service Stations	1,076,089	0.93
Building Materials and Garden Supplies	80,535	0.07
Business Services	19,205,365	16.56
Chemicals and Allied Products	11,422,962	9.84
Coal Mining	16,080	0.01
Communications	3,328,929	2.87
Depository Institutions	2,877,897	2.48
Eating and Drinking Places	4,013,171	3.46
Educational Services	2,084,006	1.80
Electric, Gas, and Sanitary Services	466,087	0.40
Electronic and Other Electric Equipment	13,222,851	11.39
Engineering and Management Services	3,735,712	3.22
Fabricated Metal Products	876,588	0.76
Food and Kindred Products	2,077,085	1.79
Food Stores	1,214,505	1.05
Furniture and Fixtures	647,387	0.56
Furniture and Homefurnishings Stores	1,631,200	1.41
General Merchandise Stores	968,183	0.83
Health Services	4,680,833	4.03
Holding and Other Investment Offices	358,133	0.31
Hotels and Other Lodging Places	801,970	0.69
Industrial Machinery and Equipment	8,244,537	7.10
Instruments and Related Products	6,528,960	5.63
Insurance Agents, Brokers and Service	202,229	0.17
Insurance Carriers	2,415,263	2.08
Leather and Leather Products	460,120	0.40
Metal Mining	720,107	0.62
Miscellaneous Manufacturing Industries	499,767	0.43
Miscellaneous Retail	2,502,674	2.16
Nondepository Institutions	302,020	0.26
Oil and Gas Extraction	3,780,729	3.26
Paper and Allied Products	934,500	0.81
Personal Services	775,822	0.67
Printing and Publishing	523,768	0.45
Real Estate	32,552	0.03

Rubber and Miscellaneous Plastics Produc	$ 293,407	0.25%
Security and Commodity Brokers	2,800,888	2.41
Stone, Clay, and Glass Products	375,648	0.32
Transportation By Air	179,559	0.15
Transportation Equipment	990,983	0.85
Transportation Services	825,850	0.71
Trucking and Warehousing	71,552	0.06
Wholesale Trade-Durable Goods	1,266,578	1.09
Wholesale Trade-Nondurable Goods	734,481	0.63

TOTAL COMMON STOCK (Cost $101,983,532)	115,318,967	99.37

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	509,986	0.44

TOTAL SHORT TERM INVESTMENTS (Cost $509,986)	509,986	0.44

TOTAL PORTFOLIO (Cost $102,493,518)	115,828,953	99.81
OTHER ASSETS & LIABILITIES, NET	226,099	0.19

NET ASSETS	$116,055,052	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.37%
AMUSEMENT AND RECREATION SERVICES—1.78%
76,100	*	Caesars Entertainment,
		Inc	$ 992,344
5,300		Harrah’s Entertainment,
		Inc	290,917
500		International Speedway
		Corp (Class A)	23,500
28,800	*	Multimedia Games, Inc	712,512
1,000		Station Casinos, Inc	44,170

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	2,063,443

APPAREL AND ACCESSORY STORES—2.27%
4,300		Abercrombie & Fitch
		Co (Class A)	145,512
22,800	*	AnnTaylor Stores Corp	975,840
4,500	*	Chico’s FAS, Inc	208,800
600		Claire’s Stores, Inc	12,504
15,400		Ross Stores, Inc	471,394
33,300		TJX Cos, Inc	817,848

		TOTAL APPAREL AND
		ACCESSORY STORES	2,631,898

98 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.32%
600	*	Columbia Sportswear Co	$ 33,264
10,000		Polo Ralph Lauren Corp	342,800

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	376,064

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.93%
600	*	Advance Auto Parts	24,402
1,900	*	Autozone, Inc	163,343
29,600	*	Carmax, Inc	864,320
600	*	O’Reilly Automotive, Inc	24,024

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	1,076,089

BUILDING MATERIALS AND GARDEN SUPPLIES—0.07%
1,500		Fastenal Co	80,535

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	80,535

BUSINESS SERVICES—16.56%
20,300		Adobe Systems, Inc	800,429
10,200	*	Affiliated Computer
		Services, Inc (Class A)	529,380
94,303	*	BEA Systems, Inc	1,203,306
3,200	*	Bisys Group, Inc	53,632
11,000	*	BMC Software, Inc	215,050
79,700	*	Brocade Communications
		Systems, Inc	530,802
700	*	Ceridian Corp	13,797
1,700		Certegy, Inc	59,534
500	*	Checkfree Corp	14,730
8,000	*	ChoicePoint, Inc	304,240
7,500	*	Citrix Systems, Inc	162,150
300	*	Cognizant Technology
		Solutions Corp	13,575
1,400	*	DoubleClick, Inc	15,750
40,700	*	DST Systems, Inc	1,845,745
2,700	*	Dun & Bradstreet Corp	144,450
31,300	*	Electronic Arts, Inc	1,688,948
2,000		Equifax, Inc	51,640
500		Factset Research
		Systems, Inc	21,280
750		Fair Isaac Corp	27,060
9,791	*	Fiserv, Inc	350,224
1,600	*	Getty Images, Inc	86,368
4,800		GTECH Holdings Corp	283,872
500		Henry (Jack) &
		Associates, Inc	9,630

8,600		IMS Health, Inc	$ 200,036
43,160	*	Intuit, Inc	1,937,021
600	*	Iron Mountain, Inc	26,778
25,200	*	Juniper Networks, Inc	655,452
1,900	*	Lamar Advertising Co	76,418
9,000	*	Macromedia, Inc	180,630
22,000		Manpower, Inc	1,023,000
3,400	*	Mercury Interactive Corp	152,320
35,800	*	Monster Worldwide, Inc	937,960
1,300	*	NetScreen Technologies,
		Inc	47,359
47,700	*	Network Associates, Inc	858,600
31,000	*	Novell, Inc	352,780
9,522	*	Peoplesoft, Inc	176,062
300	*	RealNetworks, Inc	1,800
15,200	*	Red Hat, Inc	347,472
1,850	*	Rent-A-Center, Inc	61,032
400		Reynolds & Reynolds Co
		(Class A)	11,364
5,600	*	Robert Half International,
		Inc	132,272
11,500	*	Siebel Systems, Inc	132,365
24,000	*	SunGard Data Systems,
		Inc	657,600
19,400	*	Symantec Corp	898,220
7,000	*	Synopsys, Inc	202,720
3,400	*	Unisys Corp	48,552
35,000	*	VeriSign, Inc	580,650
9,000	*	WebMD Corp	80,010
34,000	*	Westwood One, Inc	1,001,300

		TOTAL BUSINESS
		SERVICES	19,205,365

CHEMICALS AND ALLIED PRODUCTS—9.84%
2,400		Alberto-Culver Co	105,288
14,300		Allergan, Inc	1,203,488
10,000	*	American Pharmaceutical
		Partners, Inc	469,400
34,500	*	Amylin Pharmaceuticals,
		Inc	817,305
300	*	Andrx Corp	8,160
3,900		Avery Dennison Corp	242,619
6,150	*	Barr Pharmaceuticals,
		Inc	282,285
35,600	*	Biogen Idec, Inc	1,979,360
700	*	Cephalon, Inc	40,117
600	*	Charles River Laboratories
		International, Inc	25,710
1,900	*	Chiron Corp	83,619
8,500		Clorox Co	415,735
19,014		Ecolab, Inc	542,469

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 99

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,800		Estee Lauder Cos
		(Class A)	$ 79,812
16,000	*	Gilead Sciences, Inc	892,320
9,000	*	ICOS Corp	333,450
700	*	ImClone Systems, Inc	35,602
3,700		International Flavors &
		Fragrances, Inc	131,350
60,300	*	IVAX Corp	1,373,031
200	*	King Pharmaceuticals,
		Inc	3,368
400		Medicis Pharmaceutical
		Corp (Class A)	16,000
14,600	*	MedImmune, Inc	336,968
7,000	*	Millennium
		Pharmaceuticals, Inc	118,300
30,500		Mylan Laboratories, Inc	693,265
100	*	Neurocrine Biosciences,
		Inc	5,910
12,800	*	Onyx Pharmaceuticals,
		Inc	517,888
300	*	Pharmaceutical
		Resources, Inc	17,058
2,200		Praxair, Inc	81,664
10,100	*	Sepracor, Inc	485,810
1,547		Sigma-Aldrich Corp	85,611

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	11,422,962

COAL MINING—0.01%
600		Consol Energy, Inc	16,080

		TOTAL COAL MINING	16,080

COMMUNICATIONS—2.87%
21,800	*	Cablevision Systems
		Corp (Class A)	498,784
47,500	*	Cox Radio, Inc (Class A)	1,011,750
300	*	Entercom
		Communications Corp	13,581
5,698	*	Foundry Networks, Inc	97,835
34,900	*	Nextel Partners, Inc
		(Class A)	441,834
6,700	*	Qwest Communications
		International, Inc	28,877
70,151	*	Sprint Corp (PCS Group)	645,389
17,900	*	Univision
		Communications, Inc
		(Class A)	590,879

		TOTAL COMMUNICATIONS	3,328,929

DEPOSITORY INSTITUTIONS—2.48%
27,200		Charter One Financial,
		Inc	961,792

200		First Bancorp
		(Puerto Rico)	$ 8,320
31,000		New York Community
		Bancorp, Inc	1,062,680
6,200		Synovus Financial Corp	151,590
11,900		TCF Financial Corp	607,733
1,700		Westamerica Bancorp	85,782

		TOTAL DEPOSITORY
		INSTITUTIONS	2,877,897

EATING AND DRINKING PLACES—3.46%
2,100		Applebee’s International,
		Inc	86,835
2,800		Aramark Corp (Class B)	76,748
53,800	*	Brinker International,
		Inc	2,040,634
200		CBRL Group, Inc	7,928
5,300		Darden Restaurants, Inc	131,387
1,000	*	Krispy Kreme Doughnuts,
		Inc	34,340
600		Outback Steakhouse, Inc	29,220
1,534		Ruby Tuesday, Inc	49,318
20,900	*	The Cheesecake
		Factory, Inc	964,117
15,600	*	Yum! Brands, Inc	592,644

		TOTAL EATING AND
		DRINKING PLACES	4,013,171

EDUCATIONAL SERVICES—1.80%
500	*	Apollo Group, Inc
		(University of
		Phoenix Online)	43,510
5,813	*	Career Education Corp	329,248
20,600	*	Corinthian Colleges, Inc	681,036
1,000	*	DeVry, Inc	30,150
27,400	*	Education Management
		Corp	872,142
4,100	*	ITT Educational Services,
		Inc	127,920

		TOTAL EDUCATIONAL
		SERVICES	2,084,006

ELECTRIC, GAS, AND SANITARY SERVICES—0.40%
21,900	*	AES Corp	186,807
3,900		Kinder Morgan, Inc	245,778
700	*	Stericycle, Inc	33,502

		TOTAL ELECTRIC, GAS,
		AND SANITARY
		SERVICES	466,087

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—11.39%
324,900	*	ADC Telecommunications,
		Inc	942,210

100 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
10,900		Adtran, Inc	$ 327,327
157,100	*	Agere Systems, Inc
		(Class B)	490,152
67,100	*	Altera Corp	1,372,195
200		Ametek, Inc	5,128
900	*	Amkor Technology, Inc	13,167
8,800	*	Broadcom Corp (Class A)	344,696
36,500	*	Comverse Technology, Inc	662,110
1,200	*	Cree, Inc	26,760
6,789	*	Cypress Semiconductor
		Corp	138,971
20,800	*	Dupont Photomasks, Inc	483,808
16,000	*	Energizer Holdings, Inc	747,040
1,000		Harman International
		Industries, Inc	79,600
500	*	Integrated Circuit
		Systems, Inc	12,515
57,100	*	Integrated Device
		Technology, Inc	856,500
1,600	*	Interdigital
		Communications Corp	27,968
900		Intersil Corp (Class A)	20,061
5,800	*	Jabil Circuit, Inc	170,694
198,500	*	JDS Uniphase Corp	807,895
700		L-3 Communications
		Holdings, Inc	41,636
78,500	*	LSI Logic Corp	733,190
14,900	*	Marvell Technology
		Group Ltd	671,245
1,400		Maytag Corp	44,198
9,667		Microchip Technology,
		Inc	256,756
13,700	*	Micron Technology, Inc	228,927
3,400		Molex, Inc	103,326
11,300	*	National Semiconductor
		Corp	502,059
38,324	*	Novellus Systems, Inc	1,218,320
5,800	*	Nvidia Corp	153,642
9,100	*	PMC-Sierra, Inc	154,427
6,200	*	QLogic Corp	204,662
3,900	*	Rambus, Inc	109,317
6,600		Rockwell Collins, Inc	208,626
89,300	*	Sanmina-SCI Corp	983,193
1,000	*	Tellabs, Inc	8,630
2,500	*	Utstarcom, Inc	71,900

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	13,222,851

ENGINEERING AND MANAGEMENT SERVICES—3.22%
300	*	Affymetrix, Inc	$ 10,125
74,400	*	BearingPoint, Inc	797,568
900	*	Celgene Corp	42,885
21,008		Corporate Executive
		Board Co	987,376
4,500	*	Jacobs Engineering
		Group, Inc	200,700
26,200		Monsanto Co	960,754
7,358		Moody’s Corp	520,946
2,600		Quest Diagnostics, Inc	215,358

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	3,735,712

FABRICATED METAL PRODUCTS—0.76%
2,700	*	Alliant Techsystems, Inc	146,880
1,200		Ball Corp	81,336
21,300		Masco Corp	648,372

		TOTAL FABRICATED METAL
		PRODUCTS	876,588

FOOD AND KINDRED PRODUCTS—1.79%
1,200		Coca-Cola Enterprises,
		Inc	29,004
26,300	*	Constellation Brands,
		Inc (Class A)	844,230
20,000	*	Dean Foods Co	668,000
5,700		Hershey Foods Corp	472,245
300		McCormick & Co, Inc
		(Non-Vote)	10,056
1,800		Pepsi Bottling Group, Inc	53,550

		TOTAL FOOD AND
		KINDRED PRODUCTS	2,077,085

FOOD STORES—1.05%
28,400	*	Starbucks Corp	1,072,100
1,900		Whole Foods Market, Inc	142,405

		TOTAL FOOD STORES	1,214,505

FURNITURE AND FIXTURES—0.56%
1,600		Herman Miller, Inc	42,608
3,300		Hillenbrand Industries,
		Inc	224,037
4,000		HON Industries, Inc	148,640
200		Leggett & Platt, Inc	4,742
9,800		Newell Rubbermaid, Inc	227,360

		TOTAL FURNITURE AND
		FIXTURES	647,387

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 101

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—1.41%
46,400		Pier 1 Imports, Inc	$ 1,099,680
8,500		RadioShack Corp	281,860
7,300	*	Williams-Sonoma, Inc	249,660

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	1,631,200

GENERAL MERCHANDISE STORES—0.83%
600	*	99 Cents Only Stores	14,652
14,200		Dollar General Corp	272,640
5,400	*	Dollar Tree Stores, Inc	166,806
14,300		Family Dollar Stores, Inc	514,085

		TOTAL GENERAL
		MERCHANDISE STORES	968,183

HEALTH SERVICES—4.03%
32,384	*	Caremark Rx, Inc	1,076,768
700	*	Coventry Health Care,
		Inc	29,631
5,000	*	DaVita, Inc	238,750
23,074	*	Express Scripts, Inc	1,721,090
2,200	*	First Health Group Corp	48,092
12,200		Health Management
		Associates, Inc
		(Class A)	283,162
10,600	*	Laboratory Corp of
		America Holdings	416,050
3,400	*	Lincare Holdings, Inc	106,828
8,500	*	Tenet Healthcare Corp	94,860
21,000	*	Triad Hospitals, Inc	647,220
399		Universal Health
		Services, Inc (Class B)	18,382

		TOTAL HEALTH SERVICES	4,680,833

HOLDING AND OTHER INVESTMENT OFFICES—0.31%
1,200		Chelsea Property Group,
		Inc	75,528
1,200		Cousins Properties, Inc	39,348
300		Mills Corp	15,987
4,900		Popular, Inc	211,190
300		Rouse Co	16,080

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	358,133

HOTELS AND OTHER LODGING PLACES—0.69%
40,200		Hilton Hotels Corp	653,250
3,400		Marriott International, Inc
		(Class A)	144,670

100		Starwood Hotels &
		Resorts Worldwide, Inc	$ 4,050

		TOTAL HOTELS AND OTHER
		LODGING PLACES	801,970

INDUSTRIAL MACHINERY AND EQUIPMENT—7.10%
2,500	*	American Standard Cos,
		Inc	284,375
500	*	Avocent Corp	18,395
17,800		Black & Decker Corp	1,013,532
689	*	Cooper Cameron Corp	30,350
1,000		Donaldson Co, Inc	26,530
42,900	*	Emulex Corp	913,341
2,000	*	FMC Technologies, Inc	54,060
5,550		Graco, Inc	161,561
1,300	*	Grant Prideco, Inc	20,150
24,600		International Game
		Technology	1,106,016
7,800		ITT Industries, Inc	595,374
4,300	*	Lam Research Corp	108,403
6,300	*	Lexmark International,
		Inc	579,600
50,000	*	Maxtor Corp	407,500
200	*	National-Oilwell, Inc	5,656
24,100	*	Network Appliance, Inc	516,945
50,000		Pall Corp	1,134,500
8,500		Pitney Bowes, Inc	362,185
14,800	*	Sandisk Corp	419,876
1,600	*	Smith International, Inc	85,616
20,100	*	Solectron Corp	111,153
500		SPX Corp	22,740
700	*	Storage Technology Corp	19,481
9,700		Symbol Technologies, Inc	133,860
5,200	*	Western Digital Corp	58,396
200	*	Xerox Corp	2,914
750	*	Zebra Technologies
		Corp (Class A)	52,028

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	8,244,537

INSTRUMENTS AND RELATED PRODUCTS—5.63%
8,000		Applera Corp (Applied
		Biosystems Group)	158,240
9,500		Bard (C.R.), Inc	927,580
3,600		Beckman Coulter, Inc	196,344
21,620		Biomet, Inc	829,343
9,100		Dentsply International,
		Inc	403,403
1,100	*	Edwards Lifesciences
		Corp	35,145

102 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
500	*	Fisher Scientific
		International, Inc	$ 27,520
7,050	*	KLA-Tencor Corp	354,968
400	*	Mettler-Toledo
		International, Inc	17,760
500	*	Millipore Corp	25,690
1,700	*	Resmed, Inc	76,823
700	*	Respironics, Inc	37,814
1,200	*	Steris Corp	30,960
5,600	*	Teradyne, Inc	133,448
5,800	*	Varian Medical
		Systems, Inc	500,598
5,400	*	Waters Corp	220,536
34,600	*	Zimmer Holdings, Inc	2,552,788

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	6,528,960

INSURANCE AGENTS, BROKERS AND SERVICE—0.17%
1,100		Brown & Brown, Inc	42,636
4,900		Gallagher (Arthur J.) & Co	159,593

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	202,229

INSURANCE CARRIERS—2.08%
22,320		Aetna, Inc	2,002,550
1,500		Erie Indemnity Co
		(Class A)	72,390
2,600		HCC Insurance
		Holdings, Inc	84,058
300	*	Markel Corp	86,370
800		Oxford Health Plans, Inc	39,080
1,500		Transatlantic Holdings,
		Inc	130,815

		TOTAL INSURANCE
		CARRIERS	2,415,263

LEATHER AND LEATHER PRODUCTS—0.40%
10,500	*	Coach, Inc	430,395
500	*	Timberland Co (Class A)	29,725

		TOTAL LEATHER AND
		LEATHER PRODUCTS	460,120

METAL MINING—0.62%
14,800		Freeport-McMoRan
		Copper & Gold, Inc
		(Class A)	578,532
3,500		Southern Peru
		Copper Corp	141,575

		TOTAL METAL MINING	720,107

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.43%
4,100	*	Leapfrog Enterprises, Inc	$ 79,335
22,800		Mattel, Inc	420,432

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	499,767

MISCELLANEOUS RETAIL—2.16%
1,500	*	Marvel Enterprises, Inc	28,785
1,100		Michaels Stores, Inc	53,482
300		Omnicare, Inc	13,299
13,100		Petsmart, Inc	357,106
14,200	*	Rite Aid Corp	77,248
71,835		Staples, Inc	1,823,891
3,900		Tiffany & Co	148,863

		TOTAL MISCELLANEOUS
		RETAIL	2,502,674

NONDEPOSITORY INSTITUTIONS—0.26%
2,700		Doral Financial Corp	95,040
15,800	*	Providian Financial Corp	206,980

		TOTAL NONDEPOSITORY
		INSTITUTIONS	302,020

OIL AND GAS EXTRACTION—3.26%
29,800	*	BJ Services Co	1,289,446
7,600		Chesapeake Energy Corp	101,840
8,600		ENSCO International, Inc	242,262
4,200		EOG Resources, Inc	192,738
400	*	Key Energy Services, Inc	4,400
19,100		Noble Energy, Inc	899,610
2,700	*	Patterson-UTI Energy, Inc	95,607
900		Pioneer Natural
		Resources Co	29,070
1,600	*	Pride International, Inc	27,296
33,100	*	Rowan Cos, Inc	698,079
1,300	*	Varco International, Inc	23,413
200	*	Westport Resources Corp	6,598
6,750		XTO Energy, Inc	170,370

		TOTAL OIL AND GAS
		EXTRACTION	3,780,729

PAPER AND ALLIED PRODUCTS—0.81%
42,000	*	Pactiv Corp	934,500

		TOTAL PAPER AND ALLIED
		PRODUCTS	934,500

PERSONAL SERVICES—0.67%
5,600		Cintas Corp	243,544
8,500		H & R Block, Inc	433,755
600		Regis Corp	26,664

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 103

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

PERSONAL SERVICES—(Continued)
1,700	*	Weight Watchers
		International, Inc	$ 71,859

		TOTAL PERSONAL
		SERVICES	775,822

PRINTING AND PUBLISHING—0.45%
300		Belo Corp (Class A)	8,328
300		Harte-Hanks, Inc	7,026
8,300		New York Times Co
		(Class A)	366,860
1,400		Scripps (E.W.) Co
		(Class A)	141,554

		TOTAL PRINTING AND
		PUBLISHING	523,768

REAL ESTATE—0.03%
800		St. Joe Co	32,552

		TOTAL REAL ESTATE	32,552

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.25%
5,900	*	Sealed Air Corp	293,407

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	293,407

SECURITY AND COMMODITY BROKERS—2.41%
17,000	*	Affiliated Managers
		Group, Inc	927,860
22,248	*	Ameritrade Holding Corp	342,619
1,400	*	E*Trade Financial Corp	18,690
700		Eaton Vance Corp	26,684
3,800		Federated Investors, Inc
		(Class B)	119,434
1,100		Investors Financial
		Services Corp	45,452
13,100		Legg Mason, Inc	1,215,417
1,200		SEI Investments Co	39,600
800		T Rowe Price Group, Inc	43,064
900		Waddell & Reed
		Financial, Inc (Class A)	22,068

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,800,888

STONE, CLAY, AND GLASS PRODUCTS—0.32%
33,600	*	Corning, Inc	375,648

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	375,648

TRANSPORTATION BY AIR—0.15%
7,100	*	JetBlue Airways Corp	$ 179,559

		TOTAL TRANSPORTATION
		BY AIR	179,559

TRANSPORTATION EQUIPMENT—0.85%
9,835		Autoliv, Inc	403,235
2,100		Gentex Corp	91,098
5,800	*	Navistar International
		Corp	265,930
600		Polaris Industries, Inc	27,264
6,400	*	United Defense
		Industries, Inc	203,456

		TOTAL TRANSPORTATION
		EQUIPMENT	990,983

TRANSPORTATION SERVICES—0.71%
19,900		C.H. Robinson
		Worldwide, Inc	825,850

		TOTAL TRANSPORTATION
		SERVICES	825,850

TRUCKING AND WAREHOUSING—0.06%
400	*	Hunt (J.B.) Transport
		Services, Inc	11,268
200	*	Swift Transportation
		Co, Inc	3,434
3,000		Werner Enterprises, Inc	56,850

		TOTAL TRUCKING AND
		WAREHOUSING	71,552

WHOLESALE TRADE-DURABLE GOODS—1.09%
34,700	*	Arrow Electronics, Inc	883,462
1,100		CDW Corp	74,371
4,500	*	Patterson Dental Co	308,745

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	1,266,578

WHOLESALE TRADE-NONDURABLE GOODS—0.63%
7,300		AmerisourceBergen Corp	399,164
1,000		Brown-Forman Corp
		(Class B)	47,660
561	*	Henry Schein, Inc	40,067
8,000		McKesson Corp	240,720
200	*	Performance Food
		Group Co	6,870

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	734,481

		TOTAL COMMON STOCK
		(Cost $101,983,532)	115,318,967

104 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES		VALUE

SHORT TERM INVESTMENTS—0.44%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.44%
	Federal Farm
	Credit Banks (FFCB)
$510,000	0.970%, 04/01/04	$ 509,986

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	509,986

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $509,986)	509,986

	TOTAL PORTFOLIO—
	99.81%
	(Cost $102,493,518)	115,828,953
	OTHER ASSETS &
	LIABILITIES,
	NET—0.19%	226,099

	NET ASSETS—100.00%	$116,055,052

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 105

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 783,736	0.84%
Apparel and Accessory Stores	1,229,753	1.32
Automotive Dealers and Service Stations	22,165	0.02
Business Services	3,524,464	3.78
Chemicals and Allied Products	2,553,799	2.74
Communications	3,477,044	3.73
Depository Institutions	9,394,838	10.07
Eating and Drinking Places	741,305	0.79
Electric, Gas, and Sanitary Services	10,278,840	11.01
Electronic and Other Electric Equipment	3,229,796	3.46
Engineering and Management Services	2,918,404	3.13
Fabricated Metal Products	469,248	0.50
Food and Kindred Products	2,566,963	2.75
Food Stores	1,078,742	1.16
Furniture and Fixtures	1,675,489	1.80
Furniture and Homefurnishings Stores	550,626	0.59
General Building Contractors	763,106	0.82
General Merchandise Stores	1,989,567	2.13
Health Services	1,326,606	1.42
Holding and Other Investment Offices	10,045,869	10.76
Hotels and Other Lodging Places	467,915	0.50
Industrial Machinery and Equipment	4,997,678	5.36
Instruments and Related Products	2,875,427	3.08
Insurance Carriers	8,196,847	8.78
Miscellaneous Retail	776,118	0.83
Motion Pictures	515,144	0.55
Nondepository Institutions	1,609,934	1.73
Oil and Gas Extraction	2,438,317	2.61
Paper and Allied Products	2,419,423	2.59
Petroleum and Coal Products	1,487,067	1.59
Primary Metal Industries	405,886	0.44
Printing and Publishing	701,374	0.75
Railroad Transportation	718,661	0.77
Real Estate	740,311	0.79
Security and Commodity Brokers	2,034,878	2.18
Tobacco Products	645,028	0.69
Transportation By Air	275,609	0.30
Transportation Equipment	1,453,640	1.56
Transportation Services	462,033	0.50
Wholesale Trade-Durable Goods	192,000	0.21
Wholesale Trade-Nondurable Goods	704,100	0.75

TOTAL COMMON STOCK (Cost $85,834,375)	$92,737,750	99.38%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	1,559,958	1.67

TOTAL SHORT TERM INVESTMENTS (Cost $1,559,958)	1,559,958	1.67

TOTAL PORTFOLIO (Cost $87,394,333)	94,297,708	101.05
OTHER ASSETS & LIABILITIES, NET	(978,468)	(1.05)

NET ASSETS	$93,319,240	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.38%
AMUSEMENT AND RECREATION SERVICES—0.84%
45,803	*	Caesars Entertainment, Inc	$ 597,271
7,537	*	Multimedia Games, Inc	186,465

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	783,736

APPAREL AND ACCESSORY STORES—1.32%
26,600		Christopher & Banks Corp	561,526
18,676		Talbots, Inc	668,227

		TOTAL APPAREL AND
		ACCESSORY STORES	1,229,753

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.02%
1,300	*	Autonation, Inc	22,165

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	22,165

BUSINESS SERVICES—3.78%
66,308	*	Brocade Communications
		Systems, Inc	441,611
21,714	*	Computer Sciences Corp	875,726
19,170	*	Compuware Corp	142,817
900		Deluxe Corp	36,090
84,885	*	Manugistics Group, Inc	581,462
78,444	*	On Assignment, Inc	438,502
49,972	*	Siebel Systems, Inc	575,178
17,918		Viad Corp	433,078

		TOTAL BUSINESS SERVICES	3,524,464

CHEMICALS AND ALLIED PRODUCTS—2.74%
9,630	*	Andrx Corp	261,936
27,044		Clorox Co	1,322,722
900		PPG Industries, Inc	52,470

106 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
23,853		Sherwin-Williams Co	$ 916,671

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	2,553,799

COMMUNICATIONS—3.73%
20,709	*	Entercom Communications
		Corp	937,496
264,032	*	Lucent Technologies, Inc	1,085,172
3,896	*	NTL, Inc	231,617
181,295	*	Qwest Communications
		International, Inc	781,381
6,228		Telephone & Data Systems,
		Inc	441,378

		TOTAL COMMUNICATIONS	3,477,044

DEPOSITORY INSTITUTIONS—10.07%
22,681		AmSouth Bancorp	533,230
14,936		Astoria Financial Corp	568,016
473	*	BOK Financial Corp	19,393
600		Capitol Federal Financial	21,540
23,778		Charter One Financial, Inc	840,790
26,388		Comerica, Inc	1,433,396
1,886		Commerce Bancshares, Inc	90,022
1,679		First National Bankshares
		of Florida, Inc	29,500
6,052		First Tennessee National
		Corp	288,680
27,042		Hibernia Corp (Class A)	635,217
1,043		Hudson City Bancorp, Inc	39,467
1,141		International Bancshares
		Corp	60,279
12,770		Mercantile Bankshares
		Corp	548,727
30,349		National Commerce
		Financial Corp	868,285
25,826		New York Community
		Bancorp, Inc	885,315
300		Park National Corp	33,990
2,800		SouthTrust Corp	92,848
12,485		TCF Financial Corp	637,609
622		Trustmark Corp	18,100
27,198		Union Planters Corp	811,860
100		UnionBanCal Corp	5,239
315		Valley National Bancorp	8,811
16,163		Zions Bancorp	924,524

		TOTAL DEPOSITORY
		INSTITUTIONS	9,394,838

EATING AND DRINKING PLACES—0.79%
19,497	*	Brinker International, Inc	739,521

45		CBRL Group, Inc	$ 1,784

		TOTAL EATING AND
		DRINKING PLACES	741,305

ELECTRIC, GAS, AND SANITARY SERVICES—11.01%
4,555		Allete, Inc	159,835
4,590		Ameren Corp	211,553
78,842	*	Calpine Corp	368,192
18,176		Cinergy Corp	743,217
8,635		Consolidated Edison, Inc	380,804
23,619		DTE Energy Co	971,922
11,664		Equitable Resources, Inc	518,115
900		Kinder Morgan, Inc	56,718
19,393		National Fuel Gas Co	477,068
44		Nicor, Inc	1,550
1,300		Peoples Energy Corp	58,045
6,098		Pepco Holdings, Inc	124,643
47,249	*	PG&E Corp	1,368,804
1,728		Piedmont Natural Gas
		Co, Inc	72,956
16,285		Pinnacle West Capital Corp	640,815
21,567		PPL Corp	983,455
2,252		Public Service Enterprise
		Group, Inc	105,799
31,854		Republic Services, Inc	862,288
487		Sempra Energy	15,487
29,260		TECO Energy, Inc	428,074
100		Texas Genco Holdings, Inc	3,575
38,357		TXU Corp	1,099,312
8,215		Williams Cos, Inc	78,618
3,600		Wisconsin Energy Corp	115,740
1,144		WPS Resources Corp	54,683
21,200		Xcel Energy, Inc	377,572

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	10,278,840

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—3.46%
67,344	*	CIENA Corp	334,700
19,610	*	Comverse Technology, Inc	355,725
21,891	*	Dupont Photomasks, Inc	509,185
55,273	*	LSI Logic Corp	516,250
60,245		Nintendo Co Ltd	777,161
8,848	*	Nvidia Corp	234,384
123,135	*	Sycamore Networks, Inc	502,391

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	3,229,796

ENGINEERING AND MANAGEMENT SERVICES—3.13%
49,604	*	BearingPoint, Inc	531,755
42,125		Monsanto Co	1,544,724

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 107

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
70,102		Servicemaster Co	$ 841,925

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	2,918,404

FABRICATED METAL PRODUCTS—0.50%
244	*	Alliant Techsystems, Inc	13,274
411		Fortune Brands, Inc	31,495
84,222	*	Tower Automotive, Inc	424,479

		TOTAL FABRICATED METAL
		PRODUCTS	469,248

FOOD AND KINDRED PRODUCTS—2.75%
27,563		Archer Daniels Midland Co	464,988
26,533	*	Constellation Brands,
		Inc (Class A)	851,709
17,886	*	Dean Foods Co	597,392
300		J.M. Smucker Co	15,834
1,000		Lancaster Colony Corp	40,400
22,000	*	Smithfield Foods, Inc	596,640

		TOTAL FOOD AND KINDRED
		PRODUCTS	2,566,963

FOOD STORES—1.16%
52,417	*	Safeway, Inc	1,078,742

		TOTAL FOOD STORES	1,078,742

FURNITURE AND FIXTURES—1.80%
800		Johnson Controls, Inc	47,320
5,528		Lear Corp	342,515
22,576		Newell Rubbermaid, Inc	523,763
58,607		Steelcase, Inc (Class A)	761,891

		TOTAL FURNITURE AND
		FIXTURES	1,675,489

FURNITURE AND HOMEFURNISHINGS STORES—0.59%
15,550	*	Linens ‘n Things, Inc	550,626

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	550,626

GENERAL BUILDING CONTRACTORS—0.82%
6,200		Lennar Corp (Class A)	334,986
7,700		Pulte Homes, Inc	428,120

		TOTAL GENERAL BUILDING
		CONTRACTORS	763,106

GENERAL MERCHANDISE STORES—2.13%
53,751	*	Big Lots, Inc	779,390
9,900		May Department Stores Co	342,342
20,201		Sears Roebuck & Co	867,835

		TOTAL GENERAL
		MERCHANDISE STORES	1,989,567

HEALTH SERVICES—1.42%
743	*	Community Health
		Systems, Inc	$ 20,678
6,702	*	Express Scripts, Inc	499,902
500	*	Laboratory Corp of
		America Holdings	19,625
70,466	*	Tenet Healthcare Corp	786,401

		TOTAL HEALTH SERVICES	1,326,606

HOLDING AND OTHER INVESTMENT OFFICES—10.76%
15,838		Allied Capital Corp	479,733
24,003		AMB Property Corp	892,192
24,029		Apartment Investment &
		Management Co (Class A)	747,062
1,200		Centerpoint Properties
		Trust	99,000
12,652		Chelsea Property Group,
		Inc	796,317
15,436		Developers Diversified
		Realty Corp	623,614
129		Equity Residential	3,851
2,300		Federal Realty
		Investment Trust	106,260
1,900		Friedman Billings
		Ramsey Group, Inc	51,281
25,312		General Growth
		Properties, Inc	889,717
6,860		Health Care Property
		Investors, Inc	194,138
10		Healthcare Realty Trust, Inc	427
34,961		Highwoods Properties, Inc	916,328
5,056		Kimco Realty Corp	257,755
3,000		Macerich Co	161,700
11,381		Mack-Cali Realty Corp	511,121
1,300		Mills Corp	69,277
29,658		Nationwide Health
		Properties, Inc	660,484
2,100		Pan Pacific Retail
		Properties, Inc	109,410
943		Popular, Inc	40,643
5,300		Public Storage, Inc	257,898
1,300		Realty Income Corp	58,045
1,300		Regency Centers Corp	60,749
4,400		Rouse Co	235,840
11,418		Simon Property Group, Inc	667,268
4,100		Thornburg Mortgage, Inc	127,510
37,936		United Dominion Realty
		Trust, Inc	744,304
4,200		Vornado Realty Trust	254,016

108 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
865		Weingarten Realty
		Investors	$ 29,929

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	10,045,869

HOTELS AND OTHER LODGING PLACES—0.50%
13,369	*	Wynn Resorts Ltd	467,915

		TOTAL HOTELS AND OTHER
		LODGING PLACES	467,915

INDUSTRIAL MACHINERY AND EQUIPMENT—5.36%
45,710	*	AGCO Corp	946,654
32,861	*	Apple Computer, Inc	888,890
12,500	*	Emulex Corp	266,125
57,881	*	Maxtor Corp	471,730
19,000		Pall Corp	431,110
17,267		Pitney Bowes, Inc	735,747
137,978	*	Solectron Corp	763,018
21,283		Timken Co	494,404

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	4,997,678

INSTRUMENTS AND RELATED PRODUCTS—3.08%
19,387	*	Agilent Technologies, Inc	613,211
34,706		Eastman Kodak Co	908,256
21,370		PerkinElmer, Inc	442,145
14,713		Raytheon Co	461,105
13,000		Rockwell Automation, Inc	450,710

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,875,427

INSURANCE CARRIERS—8.78%
14,400		Aegon NV (ARS)	185,040
13,831		Aetna, Inc	1,240,917
58	*	Alleghany Corp	14,378
4,000		Ambac Financial Group, Inc	295,120
179		American National
		Insurance Co	16,019
704		Erie Indemnity Co (Class A)	33,975
12		Fidelity National Financial,
		Inc	479
1,135		HCC Insurance Holdings,
		Inc	36,695
950	*	Health Net, Inc	23,684
5,482		John Hancock Financial
		Services, Inc	239,509
19,890		Lincoln National Corp	941,195
2,007	*	Markel Corp	577,815
25,411		Max Re Capital Ltd	574,289

200		MBIA, Inc	$ 12,540
17,879		MGIC Investment Corp	1,148,368
17,734		Safeco Corp	765,577
22,737		St. Paul Travelers Cos, Inc	909,707
1,500		Stancorp Financial Group,
		Inc	97,875
627		Transatlantic Holdings, Inc	54,681
24		Wesco Financial Corp	9,288
13,410		XL Capital Ltd (Class A)	1,019,696

		TOTAL INSURANCE
		CARRIERS	8,196,847

MISCELLANEOUS RETAIL—0.83%
41,239	*	Office Depot, Inc	776,118

		TOTAL MISCELLANEOUS
		RETAIL	776,118

MOTION PICTURES—0.55%
800		Blockbuster, Inc (Class A)	14,000
22,800		Regal Entertainment Group
		(Class A)	501,144

		TOTAL MOTION PICTURES	515,144

NONDEPOSITORY INSTITUTIONS—1.73%
8,218		CIT Group, Inc	312,695
13,527		Countrywide Financial Corp	1,297,239

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,609,934

OIL AND GAS EXTRACTION—2.61%
18,399		Diamond Offshore
		Drilling, Inc	445,072
14,892		Noble Energy, Inc	701,413
22,772		Pioneer Natural
		Resources Co	735,536
388		Unocal Corp	14,465
30,085	*	Varco International, Inc	541,831

		TOTAL OIL AND GAS
		EXTRACTION	2,438,317

PAPER AND ALLIED PRODUCTS—2.59%
106,937	*	Abitibi-Consolidated, Inc	758,183
26,516		Bemis Co	689,416
55,199	*	Smurfit-Stone Container
		Corp	970,950
36		Sonoco Products Co	874

		TOTAL PAPER AND ALLIED
		PRODUCTS	2,419,423

PETROLEUM AND COAL PRODUCTS—1.59%
10,129		Amerada Hess Corp	661,221
55,650		Lyondell Chemical Co	825,846

		TOTAL PETROLEUM AND
		COAL PRODUCTS	1,487,067

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 109

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—0.44%
10,488	*	International Steel
		Group, Inc	$ 405,886

		TOTAL PRIMARY METAL
		INDUSTRIES	405,886

PRINTING AND PUBLISHING—0.75%
23		Harte-Hanks, Inc	539
15,856		New York Times Co
		(Class A)	700,835

		TOTAL PRINTING AND
		PUBLISHING	701,374

RAILROAD TRANSPORTATION—0.77%
23,726		CSX Corp	718,661

		TOTAL RAILROAD
		TRANSPORTATION	718,661

REAL ESTATE—0.79%
25,357		Catellus Development Corp	659,536
1,500		Forest City Enterprises, Inc
		(Class A)	80,775

		TOTAL REAL ESTATE	740,311

SECURITY AND COMMODITY BROKERS—2.18%
19,752		A.G. Edwards, Inc	772,698
5,178		Bear Stearns Cos, Inc	454,007
49,339		Janus Capital Group, Inc	808,173

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,034,878

TOBACCO PRODUCTS—0.69%
19,149		Loews Corp
		(Carolina Group)	523,725
2,005		R.J. Reynolds Tobacco
		Holdings, Inc	121,303

		TOTAL TOBACCO
		PRODUCTS	645,028

TRANSPORTATION BY AIR—0.30%
27,261	*	Northwest Airlines Corp	275,609

		TOTAL TRANSPORTATION
		BY AIR	275,609

TRANSPORTATION EQUIPMENT—1.56%
20,255		Dana Corp	402,264
6,302		Genuine Parts Co	206,201
15,030		Paccar, Inc	845,175

		TOTAL TRANSPORTATION
		EQUIPMENT	1,453,640

TRANSPORTATION SERVICES—0.50%
19,405	*	Orbitz, Inc (Class A)	462,033

		TOTAL TRANSPORTATION
		SERVICES	462,033

WHOLESALE TRADE-DURABLE GOODS—0.21%
4,000		W.W. Grainger, Inc	$ 192,000

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	192,000

WHOLESALE TRADE-NONDURABLE GOODS—0.75%
700	*	Henry Schein, Inc	49,994
21,738		McKesson Corp	654,106

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	704,100

		TOTAL COMMON STOCK
		(Cost $85,834,375)	92,737,750

PRINCIPAL

SHORT TERM INVESTMENTS—1.67%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.67%
		Federal Farm
		Credit Banks (FFCB)
$1,560,000		0.970%, 04/01/04	1,559,958

		TOTAL U.S. GOVERNMENT
		AND AGENCIES
		DISCOUNT NOTES	1,559,958

		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $1,559,958)	1,559,958

		TOTAL PORTFOLIO—
		101.05%
		(Cost $87,394,333)	94,297,708
		OTHER ASSETS &
		LIABILITIES,
		NET—(1.05)%	(978,468)

		NET ASSETS—100.00%	$93,319,240

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

110 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-Crops	$ 229,130	0.12%
Agricultural Production-Livestock	33,500	0.02
Amusement and Recreation Services	2,372,811	1.26
Apparel and Accessory Stores	2,663,916	1.41
Apparel and Other Textile Products	422,490	0.22
Auto Repair, Services and Parking	133,168	0.07
Automotive Dealers and Service Stations	662,261	0.35
Building Materials and Garden Supplies	371,085	0.20
Business Services	20,347,910	10.80
Chemicals and Allied Products	11,357,890	6.03
Coal Mining	1,026,199	0.55
Communications	3,307,276	1.76
Depository Institutions	12,434,632	6.60
Eating and Drinking Places	2,819,257	1.50
Educational Services	107,877	0.06
Electric, Gas, and Sanitary Services	5,329,346	2.83
Electronic and Other Electric Equipment	14,309,788	7.60
Engineering and Management Services	5,485,930	2.91
Executive, Legislative and General	4,362	0.00
Fabricated Metal Products	1,928,637	1.02
Food and Kindred Products	2,149,744	1.14
Food Stores	996,695	0.53
Furniture and Fixtures	135,672	0.07
Furniture and Homefurnishings Stores	895,789	0.48
General Building Contractors	1,111,554	0.59
General Merchandise Stores	1,376,380	0.73
Health Services	3,601,792	1.91
Heavy Construction, Except Building	706,058	0.37
Holding and Other Investment Offices	16,889,047	8.96
Hotels and Other Lodging Places	874,127	0.46
Industrial Machinery and Equipment	11,646,990	6.18
Instruments and Related Products	11,819,484	6.27
Insurance Agents, Brokers and Service	31,239	0.02
Insurance Carriers	6,268,084	3.33
Justice, Public Order and Safety	20,700	0.01
Leather and Leather Products	583,751	0.31
Legal Services	53,856	0.03
Lumber and Wood Products	441,673	0.23
Metal Mining	398,609	0.21

Miscellaneous Manufacturing Industries	$ 1,895,199	1.00%
Miscellaneous Retail	3,010,630	1.60
Motion Pictures	1,013,733	0.54
Nondepository Institutions	3,175,848	1.69
Nonmetallic Minerals, Except Fuels	47,115	0.03
Oil and Gas Extraction	5,100,752	2.71
Paper and Allied Products	1,136,129	0.60
Personal Services	800,183	0.42
Petroleum and Coal Products	764,415	0.41
Primary Metal Industries	3,748,628	1.99
Printing and Publishing	2,083,544	1.11
Railroad Transportation	143,696	0.08
Real Estate	302,312	0.16
Rubber and Miscellaneous Plastics Products	1,211,057	0.64
Security and Commodity Brokers	2,173,401	1.15
Social Services	37,728	0.02
Special Trade Contractors	1,070,657	0.57
Stone, Clay, and Glass Products	896,989	0.48
Textile Mill Products	178,285	0.09
Tobacco Products	223,608	0.12
Transportation By Air	2,298,655	1.22
Transportation Equipment	2,470,639	1.31
Transportation Services	376,115	0.20
Trucking and Warehousing	1,116,041	0.59
Water Transportation	430,341	0.23
Wholesale Trade-Durable Goods	4,049,107	2.15
Wholesale Trade-Nondurable Goods	2,787,161	1.48

TOTAL COMMON STOCK (Cost $165,845,000)	187,890,677	99.73

TOTAL PORTFOLIO (Cost $165,845,000)	187,890,677	99.73
OTHER ASSETS & LIABILITIES, NET	516,904	0.27

NET ASSETS	$188,407,581	100.00%

____________________________

SHARES		VALUE

COMMON STOCK—99.73%
AGRICULTURAL PRODUCTION- CROPS—0.12%
300	Alico, Inc	$ 9,570
8,800	Delta & Pine Land Co	219,560

	TOTAL AGRICULTURAL
	PRODUCTION-CROPS	229,130

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 111

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

AGRICULTURAL PRODUCTION- LIVESTOCK—0.02%
100		Seaboard Corp	$ 33,500

		TOTAL AGRICULTURAL
		PRODUCTION-
		LIVESTOCK	33,500

AMUSEMENT AND RECREATION SERVICES—1.26%
8,700	*	Alliance Gaming Corp	279,531
1,500	*	Argosy Gaming Co	53,325
35,500	*	Aztar Corp	870,105
3,400	*	Bally Total Fitness
		Holding Corp	19,924
124		Churchill Downs, Inc	4,809
700		Dover Downs Gaming &
		Entertainment, Inc	7,497
1,400		Dover Motorsport, Inc	5,390
500	*	Gaylord Entertainment Co	15,450
1,600	*	Isle Of Capri Casinos, Inc	40,224
500	*	MTR Gaming Group, Inc	5,000
3,000	*	Multimedia Games, Inc	74,220
21,714	*	Penn National Gaming,
		Inc	624,712
13,000	*	Six Flags, Inc	102,050
1,400		Speedway Motorsports,
		Inc	42,434
6,800	*	WMS Industries, Inc	210,800
1,200		World Wrestling Federation
		Entertainment, Inc	17,340

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	2,372,811

APPAREL AND ACCESSORY STORES—1.41%
2,000	*	Aeropostale, Inc	72,520
6,714	*	American Eagle
		Outfitters, Inc	181,009
5,100	*	AnnTaylor Stores Corp	218,280
500	*	Bebe Stores, Inc	16,770
200		Buckle, Inc	5,792
2,100		Burlington Coat Factory
		Warehouse Corp	41,580
3,700	*	Casual Male Retail
		Group, Inc	38,258
1,800		Cato Corp (Class A)	36,144
1,100	*	Charlotte Russe
		Holding, Inc	20,130
29,705	*	Charming Shoppes, Inc	231,402
1,200	*	Children’s Place Retail
		Stores, Inc	37,164
23,300		Christopher & Banks Corp	491,863
400		Deb Shops, Inc	10,284
2,000	*	Dress Barn, Inc	35,080

1,200	*	Finish Line, Inc (Class A)	$ 44,376
1,900	b*	Footstar, Inc	4,655
8,000	*	Genesco, Inc	185,440
2,400		Goody’s Family Clothing,
		Inc	34,248
2,600	*	Hot Topic, Inc	68,770
100	*	Mothers Work, Inc	2,665
900		Oshkosh B’gosh, Inc
		(Class A)	21,060
3,000	*	Pacific Sunwear of
		California, Inc	73,620
8,200	*	Payless Shoesource, Inc	114,472
15,309	*	Stage Stores, Inc	592,305
700	*	Too, Inc	14,665
1,392	*	Urban Outfitters, Inc	66,900
1,600	*	Wilsons The Leather
		Experts, Inc	4,464

		TOTAL APPAREL AND
		ACCESSORY STORES	2,663,916

APPAREL AND OTHER TEXTILE PRODUCTS—0.22%
3,400	*	Collins & Aikman Corp	18,700
600	*	DHB Industries, Inc	4,422
400	*	Guess?, Inc	7,212
4,100		Kellwood Co	160,925
1,600		Oxford Industries, Inc	73,904
1,000		Phillips-Van Heusen Corp	18,500
2,400	*	Quiksilver, Inc	52,440
4,300	*	Warnaco Group, Inc	86,387

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	422,490

AUTO REPAIR, SERVICES AND PARKING—0.07%
1,800		Central Parking Corp	36,144
2,900	*	Dollar Thrifty Automotive
		Group, Inc	73,283
950	*	Monro Muffler Brake, Inc	23,741

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	133,168

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.35%
300	*	America’s Car Mart, Inc	8,085
1,200	*	Asbury Automotive
		Group, Inc	20,772
4,133	*	Copart, Inc	89,810
4,300	*	CSK Auto Corp	77,873
4,600	*	Group 1 Automotive, Inc	166,520
1,000		Lithia Motors, Inc
		(Class A)	27,650
500	*	MarineMax, Inc	13,285

112 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS—(Continued)
8,600		Sonic Automotive, Inc	$ 215,430
1,100		United Auto Group, Inc	30,096
400	*	West Marine, Inc	12,740

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	662,261

BUILDING MATERIALS AND GARDEN SUPPLIES—0.20%
1,100		Building Materials
		Holding Corp	19,305
1,100	*	Central Garden & Pet Co	39,600
12,100		Louisiana-Pacific Corp	312,180

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	371,085

BUSINESS SERVICES—10.80%
500		Aaron Rents, Inc	12,445
4,900		ABM Industries, Inc	87,955
3,800	*	ActivCard Corp	24,586
50,367	*	Activision, Inc	796,806
25,800	*	Administaff, Inc	449,694
3,418	*	Advent Software, Inc	63,917
1,650		Advo, Inc	53,163
1,400	*	Aether Systems, Inc	6,510
20,346	*	Akamai Technologies, Inc	267,346
7,000	*	American Management
		Systems, Inc	134,400
35,953	*	AMN Healthcare Services,
		Inc	659,738
600	*	Ansoft Corp	8,652
1,900	*	Ansys, Inc	75,506
3,100	*	APAC Customer Services,
		Inc	9,145
2,700	*	Aquantive, Inc	25,920
4,600	*	Arbitron, Inc	185,196
24,100	*	Ariba, Inc	67,962
2,200	*	Armor Holdings, Inc	72,820
7,266	*	Ask Jeeves, Inc	259,614
23,743	*	Aspect Communications
		Corp	372,053
36,334	*	Aspen Technology, Inc	296,849
26,879	*	Atari, Inc	91,657
3,800	*	Autobytel, Inc	50,160
1,600	*	Bankrate, Inc	31,856
2,900		Barra, Inc	101,471
400	*	Borland Software Corp	3,632
1,600		Brady Corp (Class A)	60,928
27,000		Brink’s Co	744,660
10,400	*	Catalina Marketing Corp	201,656
5,636	*	Cerner Corp	254,691

45,000	*	Ciber, Inc	$ 495,000
72,800	*	CMGI, Inc	178,360
6,400	*	CNET Networks, Inc	66,112
3,400	*	Computer Horizons Corp	14,620
200		Computer Programs &
		Systems, Inc	3,800
1,400	*	Concord Communications,
		Inc	20,174
400	*	Concur Technologies, Inc	4,480
600	*	Convera Corp	2,130
178	*	CSG Systems International,
		Inc	3,058
1,600	*	Cyberguard Corp	15,760
1,900	*	Datastream Systems, Inc	13,604
3,524	*	Dendrite International, Inc	56,384
2,900	*	Digital Insight Corp	60,088
100	*	Digitalthink, Inc	237
3,780	*	E.piphany, Inc	27,292
31,143	*	Earthlink, Inc	275,927
15,243	*	Echelon Corp	171,789
2,900	*	Eclipsys Corp	39,092
900	*	eCollege.com, Inc	18,792
42,940	*	eFunds Corp	704,216
1,800		Electro Rent Corp	18,108
6,944	*	Embarcadero Technologies,
		Inc	89,161
108,600	*	Enterasys Networks, Inc	274,758
3,800	*	Entrust, Inc	16,606
7,500	*	Epicor Software Corp	99,525
100	*	EPIQ Systems, Inc	1,638
1,258	*	eSpeed, Inc (Class A)	26,368
9,568	*	Extreme Networks, Inc	68,985
2,500	*	F5 Networks, Inc	84,625
7,910	*	Filenet Corp	210,802
3,200	*	FindWhat.com	69,280
2,600	*	Freemarkets, Inc	21,398
7,400	*	Gerber Scientific, Inc	50,320
6,500		Gevity HR, Inc	189,800
100		Grey Global Group, Inc	69,000
800	*	Group 1 Software, Inc	13,024
2,400		Healthcare Services
		Group	39,480
700	*	Heidrick & Struggles
		International, Inc	16,751
8,700	*	Homestore, Inc	36,801
800	*	Hudson Highland Group, Inc	22,304
2,000	*	IDX Systems Corp	69,200
2,100	*	iGate Corp	14,637
8,848	*	Informatica Corp	76,004
5,089	*	Infospace, Inc	197,809
4,600	*	infoUSA, Inc	48,346
900		Integral Systems, Inc	17,100

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 113

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
6,021	*	Intelidata Technologies
		Corp	$ 7,466
10,100	*	Intellisync Corp	33,229
42,780	*	Intergraph Corp	1,034,420
7,389	*	Internet Security Systems,
		Inc	130,342
900		Interpool, Inc	13,500
4,735	*	Interwoven, Inc	47,208
1,400	*	Intrado, Inc	27,090
500	*	iPayment, Inc	16,630
5,100	*	JDA Software Group, Inc	74,205
6,624	*	Kana Software, Inc	29,874
62,700	*	Keane, Inc	986,898
2,400		Kelly Services, Inc
		(Class A)	71,064
400	*	Keynote Systems, Inc	5,148
400	*	KFX ,Inc	4,156
4,800	*	Korn/Ferry International	76,800
2,593	*	Kroll, Inc	69,622
5,250	*	Kronos, Inc	170,783
29,200	*	Labor Ready, Inc	394,784
11,819	*	Lawson Software, Inc	98,098
190	*	Lionbridge Technologies	1,849
8,125	*	Macrovision Corp	151,775
900	*	Magma Design
		Automation, Inc	18,819
1,800	*	Manhattan Associates,
		Inc	50,040
6,035	*	Manugistics Group, Inc	41,340
1,800	*	MAPICS, Inc	14,544
600	*	Marketwatch.com, Inc	8,364
2,400	*	Matrixone, Inc	17,424
2,300		McGrath RentCorp	70,127
4,100	*	MedQuist, Inc	64,534
6,804	*	Memberworks, Inc	237,596
5,400	*	Mentor Graphics Corp	96,228
6,800	*	Micromuse, Inc	53,040
2,100	*	MicroStrategy, Inc	111,930
700	*	Midway Games, Inc	5,096
16,100	*	Mindspeed Technologies,
		Inc	105,133
4,090	*	Mobius Management
		Systems, Inc	37,342
22,100	*	MPS Group, Inc	245,752
2,100	*	MRO Software, Inc	24,402
2,700	*	MSC.Software Corp	23,787
5,900	*	National Processing, Inc	112,100
19,821	*	NCO Group, Inc	463,217
6,900		NDCHealth Corp	187,335
415	*	Neoforma, Inc	4,511
100	*	Neoware Systems, Inc	1,027
7,224	*	NETIQ Corp	100,847

300	*	Netratings, Inc	$ 3,315
1,900	*	Netscout Systems, Inc	14,611
2,300	*	Network Equipment
		Technologies, Inc	22,954
500	*	NIC, Inc	3,020
1,200	*	Opnet Technologies, Inc	17,892
3,600	*	Opsware, Inc	27,216
662	*	Packeteer, Inc	8,738
1,136	*	PalmSource, Inc	20,641
39,867	*	Parametric Technology
		Corp	180,199
18,400	*	PC-Tel, Inc	190,072
1,100	*	PDF Solutions, Inc	12,661
1,400	*	PDI, Inc	35,406
600	*	PEC Solutions, Inc	7,932
2,700	*	Pegasus Solutions, Inc	31,536
800	*	Pegasystems, Inc	6,576
1,500	*	Portfolio Recovery
		Associates, Inc	40,410
8,668	*	QAD, Inc	115,024
300	*	Quality Systems, Inc	13,629
6,000	*	Quest Software, Inc	98,100
1,700	*	Radiant Systems, Inc	10,221
6,400	*	Radisys Corp	133,760
249	*	Redback Networks, Inc	1,569
277	*	Redback Networks, Inc
		Wts 01/02/11	1,925
263	*	Redback Networks, Inc
		Wts 01/02/11	1,815
1,000	*	Register.com, Inc	5,920
1,400		Renaissance Learning, Inc	36,890
700	*	Rent-Way, Inc	6,160
5,900	*	Retek, Inc	44,604
2,100		Rollins, Inc	54,117
400	*	Roxio, Inc	1,788
9,346	*	RSA Security, Inc	175,611
8,600	*	S1 Corp	65,360
3,333	*	SafeNet, Inc	125,121
1,600	*	SAFLINK Corp	4,928
1,400	*	Sanchez Computer
		Associates, Inc	9,156
11,508	*	Sapient Corp	69,393
500	*	Scansoft, Inc	2,795
10,104	*	Seebeyond Technology
		Corp	40,921
1,200	*	SM&A	13,212
2,300	*	Sohu.com, Inc	57,247
5,700	*	SonicWALL, Inc	50,844
1,100	*	Source Interlink Cos, Inc	13,750
8,200	*	Spherion Corp	83,886
2,100	*	SPSS, Inc	38,430
11,531		SS&C Technologies, Inc	279,857
1,000		Startek, Inc	36,340

114 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
2,700	*	Stellent, Inc	$ 20,169
750	*	Stratasys, Inc	14,273
3,800	*	SupportSoft, Inc	41,838
17,200	*	Sybase, Inc	361,028
7,232	*	Sykes Enterprises, Inc	43,030
1,200	*	Synplicity, Inc	8,640
2,592	*	Take-Two Interactive
		Software, Inc	95,334
6,580		Talx Corp	144,431
20,324	*	TeleTech Holdings, Inc	127,228
1,200	*	TheStreet.com, Inc	5,460
5,800	*	THQ, Inc	117,334
7,950	*	TIBCO Software, Inc	64,952
4,000	*	Tier Technologies, Inc
		(Class B)	42,760
2,800	*	TradeStation Group, Inc	18,844
600	*	Trizetto Group, Inc	4,650
30,100	*	Tyler Technologies, Inc	292,271
8,398	*	United Online, Inc	139,911
57,500	*	United Rentals, Inc	1,021,775
2,000	*	Universal Compression
		Holdings, Inc	65,800
17,580	*	Valueclick, Inc	189,864
400	*	Verity, Inc	5,468
12,500	*	Vignette Corp	25,875
2,300	*	VitalWorks, Inc	8,625
4,150	*	Vitria Technology, Inc	24,406
700	*	Volt Information Sciences,
		Inc	17,108
1,500	*	WebEx Communications,
		Inc	44,595
1,864	*	webMethods, Inc	17,522
2,535	*	Websense, Inc	75,061
6,400	*	Wind River Systems, Inc	70,848
1	*	Yahoo!, Inc	49

		TOTAL BUSINESS
		SERVICES	20,347,910

CHEMICALS AND ALLIED PRODUCTS—6.03%
15,900	*	Abgenix, Inc	211,311
1,700	*	Able Laboratories, Inc	33,201
2,900		Aceto Corp	45,559
3,600	*	Adolor Corp	54,108
3,100	*	Albany Molecular
		Research, Inc	49,259
27,800		Albemarle Corp	806,200
1,400	*	Alexion Pharmaceuticals,
		Inc	33,264
1,300		Allergan, Inc	109,408
7,400		Alpharma, Inc (Class A)	145,114
1,000		Arch Chemicals, Inc	28,230

2,000	*	Arena Pharmaceuticals,
		Inc	$ 13,000
1,600	*	Atherogenics, Inc	36,592
976	*	Atrix Laboratories, Inc	24,888
9,700	*	Avant Immunotherapeutics,
		Inc	24,444
2,500	*	AVI BioPharma, Inc	7,575
1,200	*	Benthley Pharmaceuticals,
		Inc	14,412
900	*	Bone Care International,
		Inc	18,000
1,800	*	Bradley Pharmaceuticals,
		Inc	45,324
3,500		Calgon Carbon Corp	26,950
11,100		Cambrex Corp	298,590
1,300	*	Cell Therapeutics, Inc	10,998
1,500	*	Chattem, Inc	38,880
1,400	*	Cima Labs, Inc	44,002
20,141	*	Collagenex
		Pharmaceuticals, Inc	268,278
2,500	*	Columbia Laboratories,
		Inc	12,375
2,700	*	Connetics Corp	59,859
100	*	Corixa Corp	640
55,400		Crompton Corp	353,452
5,400	*	Cubist Pharmaceuticals,
		Inc	49,680
13,250	*	Dade Behring Holdings,
		Inc	589,360
420	*	DEL Laboratories, Inc	13,944
200	*	Dendreon Corp	2,660
9,300		Diagnostic Products Corp	402,690
1,500	*	Digene Corp	51,540
900	*	Discovery Laboratories,
		Inc	10,971
274	*	Dov Pharmaceutical, Inc	4,252
1,000	*	Durect Corp	3,400
7,300	*	Encysive
		Pharmaceuticals, Inc	75,044
13,409	*	Enzon, Inc	206,901
11,800	*	Ethyl Corp	233,758
3,364	*	First Horizon
		Pharmaceutical	53,017
16,900	*	FMC Corp	723,658
4,100	*	Genta, Inc	43,050
6,500		Georgia Gulf Corp	195,975
40,310	*	Geron Corp	378,914
2,600		Great Lakes Chemical
		Corp	62,010
1,400	*	GTC Biotherapeutics, Inc	3,080
7,200	*	Guilford
		Pharmaceuticals, Inc	52,056

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 115

  Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
800		H.B. Fuller Co	$ 22,752
8,524	*	Hi-Tech Pharmacal Co,
		Inc	166,644
200	*	Ilex Oncology, Inc	4,784
6,700	*	IMC Global, Inc	95,810
3,214	*	Immucor, Inc	58,238
8,216	*	Immunogen, Inc	55,212
4,562	*	Immunomedics, Inc	18,476
1,700	*	Impax Laboratories, Inc	38,029
7,200	*	Indevus Pharmaceuticals,
		Inc	43,560
300		Inter Parfums, Inc	6,897
3,700	*	InterMune, Inc	72,076
2,800	*	Inverness Medical
		Innovations, Inc	51,240
4,365	*	Isis Pharmaceuticals,
		Inc	33,872
7,250	*	Kos Pharmaceuticals, Inc	295,365
4,850	*	KV Pharmaceutical Co
		(Class A)	119,116
4,100	*	Lannett Co, Inc	68,470
17,200	*	Ligand Pharmaceuticals,
		Inc (Class B)	345,720
19,900		MacDermid, Inc	700,281
11,500	*	Medarex, Inc	103,155
2,400		Meridian Bioscience, Inc	24,458
1,300	*	MGI Pharma, Inc	79,638
5,900	*	Millennium Chemicals,
		Inc	88,146
2,900		Minerals Technologies,
		Inc	165,590
5,000	*	Nabi Biopharmaceuticals	77,750
1,200		Nature’s Sunshine
		Products, Inc	17,808
2,800	*	NBTY, Inc	104,104
3,300	*	Nektar Therapeutics	71,214
800		NL Industries, Inc	11,120
11,928	*	Noven Pharmaceuticals,
		Inc	256,094
2,197	*	NPS Pharmaceuticals,
		Inc	62,724
3,500	*	Nuvelo, Inc	43,960
900		Octel Corp	26,865
2,900		Olin Corp	51,765
4,300	*	OM Group, Inc	130,720
2,100	*	Onyx Pharmaceuticals,
		Inc	84,966
2,500	*	OraSure Technologies,
		Inc	25,900
2,200	*	OSI Pharmaceuticals, Inc	84,480

7,300	*	Palatin Technologies, Inc	$ 30,441
41,000	*	Peregrine
		Pharmaceuticals, Inc	100,450
12,400	*	PolyOne Corp	82,460
2,100	*	Pozen, Inc	29,022
5,288	*	Praecis Pharmaceuticals,
		Inc	31,252
200		Quaker Chemical Corp	5,080
14,900	*	Quidel Corp	98,191
804	*	Revlon, Inc (Class A)	2,227
1,800	*	Salix Pharmaceuticals Ltd	52,236
4,824	*	Sciclone
		Pharmaceuticals, Inc	26,050
2,600	*	Serologicals Corp	53,040
1,110	*	Sirna Therapeutics, Inc	4,496
39,000	b*	Solutia, Inc	15,210
600		Stepan Co	13,704
400	*	SuperGen, Inc	5,120
4,992	*	SurModics, Inc	99,391
19,622	*	Tanox, Inc	292,172
2,300	*	Third Wave Technologies,
		Inc	10,603
17,100	*	Unifi, Inc	75,753
2,000	*	United Therapeutics Corp	47,660
7,301	*	USANA Health Sciences,
		Inc	170,332
11,000		USEC, Inc	92,950
7,066	*	Vertex Pharmaceuticals,
		Inc	66,562
2,819	*	Vicuron Pharmaceuticals,
		Inc	64,132
900	*	Virbac Corp	2,250
2,200		Wellman, Inc	18,370
2,200		West Pharmaceutical
		Services, Inc	82,280
27,200	*	WR Grace & Co	84,864
1,600	*	Zymogenetics, Inc	24,720

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	11,357,890

COAL MINING—0.55%
11,600		Arch Coal, Inc	364,124
29,500		Massey Energy Co	651,065
600	*	Westmoreland Coal Co	11,010

		TOTAL COAL MINING	1,026,199

COMMUNICATIONS—1.76%
800	*	Acme Communication,
		Inc	6,192
400	*	Beasley Broadcast
		Group, Inc (Class A)	7,040
1,100	*	Centennial
		Communications Corp	7,436

116 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
151,500	*	Charter Communications,
		Inc (Class A)	$ 713,565
34,100	*	Cincinnati Bell, Inc	138,787
100	*	Commonwealth Telephone
		Enterprises, Inc	4,101
400	*	Crown Media Holdings,
		Inc (Class A)	3,236
464		CT Communications, Inc	6,417
3,100	*	Cumulus Media, Inc
		(Class A)	61,969
1,300		D&E Communications,
		Inc	18,187
3,800	*	Digital Generation
		Systems	5,738
2,800	*	Dobson Communications
		Corp (Class A)	8,092
142	*	Emmis Communications
		Corp (Class A)	3,381
38	*	Fisher Communications,
		Inc	1,853
1,500		Golden Telecom, Inc	51,045
4,900		Gray Television, Inc	71,638
1,300		HickoryTech Corp	16,159
300	*	Hungarian Telephone &
		Cable	2,727
16,100	*	Infonet Services Corp
		(Class B)	32,039
5,400	*	Insight Communications
		Co, Inc	54,000
1,000	*	j2 Global
		Communications, Inc	22,560
1,600		Liberty Corp	74,032
2,900	*	Lightbridge, Inc	17,110
3,400	*	Lin TV Corp (Class A)	80,954
1,000	*	Lodgenet Entertainment
		Corp	19,000
2,100	*	Mastec, Inc	19,887
6,300	*	McLeodUSA, Inc (Class A)	9,387
5,200	*	Mediacom
		Communications Corp	41,704
2,000	*	Metro One
		Telecommunications,
		Inc	4,600
2,600	*	Net2Phone, Inc	13,520
5,433	*	NII Holdings, Inc (Class B)	190,318
1,500		North Pittsburgh
		Systems, Inc	30,195
5,595	*	Pegasus Communications
		Corp	214,512
1,000	*	Price Communications
		Corp	15,690

9,700	*	Primus
		Telecommunications
		Group	$ 81,577
19,966	*	PTEK Holdings, Inc	183,488
5,200	*	RCN Corp	1,508
3,200	*	Regent Communications,
		Inc	20,832
800		Shenandoah Telecom Co	18,280
5,400	*	Sinclair Broadcast Group,
		Inc (Class A)	67,500
1,176		SureWest
		Communications	31,505
77,116	*	Talk America Holdings,
		Inc	653,173
9,000	*	Time Warner Telecom,
		Inc (Class A)	58,770
7,000	*	Triton PCS Holdings,
		Inc (Class A)	38,430
600		Warwick Valley
		Telephone Co	15,330
5,900	*	Western Wireless Corp
		(Class A)	137,883
2,400	f*	WilTel Communications
		Group, Inc Rts	0
2,900	*	Wireless Facilities, Inc	31,929

		TOTAL COMMUNICATIONS	3,307,276

DEPOSITORY INSTITUTIONS—6.60%
1,547		1st Source Corp	38,087
900		ABC Bancorp	17,055
400		American National
		Bankshares, Inc	9,812
1,210	*	AmericanWest Bancorp	23,849
9,944		Anchor Bancorp
		Wisconsin, Inc	254,069
850		Arrow Financial Corp	25,381
500		Bancfirst Corp	27,720
600		BancTrust Financial
		Group, Inc	10,500
9,527		Bank Mutual Corp	106,607
1,500		Bank Of Granite Corp	31,005
400		Bank Of The Ozarks, Inc	11,020
5,900		BankAtlantic Bancorp,
		Inc (Class A)	100,064
4,790	*	BankUnited Financial
		Corp (Class A)	142,263
1,000		Banner Corp	29,290
7,500		Bay View Capital Corp	16,725
500		Berkshire Hills
		Bancorp, Inc	17,450
700		Bryn Mawr Bank Corp	16,030
1,100		BSB Bancorp, Inc	42,460
300		C&F Financial Corp	12,228

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 117

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
700		Camco Financial Corp	$ 11,459
1,100		Camden National Corp	35,145
1,100		Capital City Bank Group,
		Inc	45,375
600		Capital Corp of the West	23,478
1,300		Cascade Bancorp	29,861
500		Cavalry Bancorp, Inc	8,435
500		CB Bancshares, Inc	34,945
488		CCBT Financial Cos, Inc	18,007
1,200		Center Financial Corp	18,888
880	*	Central Coast Bancorp	16,166
1,300		Central Pacific Financial
		Corp	38,727
300		Century Bancorp, Inc
		(Class A)	9,927
1,000		CFS Bancorp, Inc	14,650
100		Charter Financial Corp	3,937
4,429		Chemical Financial Corp	158,868
900		Citizens First Bancorp,
		Inc	21,744
700		Citizens South Banking
		Corp	9,506
900		City Bank	30,987
2,300		City Holding Co	78,890
400		CNB Financial Corp	17,396
500		Coastal Bancorp, Inc	20,675
1,078		Coastal Financial Corp	17,518
338		Columbia Bancorp	10,410
700		Columbia Bancorp
		(Oregon)	11,480
2,100		Columbia Banking
		System, Inc	58,800
375		Commercial Bankshares,
		Inc	10,170
1,066	*	Commercial Capital
		Bancorp, Inc	24,433
35,000		Commercial Federal Corp	966,000
400		Community Bank of
		North Virginia	6,820
1,800		Community Bank
		System, Inc	83,304
1,760		Community Trust
		Bancorp, Inc	58,080
4,714		Corus Bankshares, Inc	189,927
5,380		CVB Financial Corp	111,705
10,350		Dime Community
		Bancshares	210,623
500		Eastern Virginia
		Bankshares, Inc	11,515
700		ESB Financial Corp	9,800
900	*	Euronet Worldwide, Inc	17,109

600		EverTrust Financial
		Group, Inc	$ 10,944
450		Exchange National
		Bancshares, Inc	14,265
700		Farmers Capital
		Bank Corp	24,500
500		FFLC Bancorp, Inc	13,455
1,800		Fidelity Bankshares, Inc	65,970
600		Financial Institutions,
		Inc	13,752
800		First Bancorp
		(North Carolina)	25,192
1,100		First Busey Corp
		(Class A)	29,821
2,500		First Charter Corp	52,625
400		First Citizens Banc Corp	10,644
1,000		First Citizens Bancshares,
		Inc (Class A)	123,000
1,425		First Community Bancorp	53,281
880		First Community
		Bancshares, Inc	26,875
1,800		First Federal Capital Corp	38,322
300		First Federal Financial
		of Kentucky	7,890
3,900		First Financial Bancorp	72,150
300		First Financial
		Bankshares, Inc	12,021
1,800		First Financial Corp
		(Indiana)	52,758
1,700		First Financial
		Holdings, Inc	50,813
300		First M & F Corp	10,107
400		First Merchants Corp	9,620
650		First Oak Brook
		Bancshares, Inc	19,663
400		First Of Long Island Corp	20,088
8,000		First Republic Bank	308,480
2,700		First Sentinel
		Bancorp, Inc	57,105
300		First South Bancorp, Inc	11,640
100		First State Bancorp	3,086
600		First United Corp	13,824
840		Firstbank Corp	22,344
1,500		Firstfed America
		Bancorp, Inc	41,805
7,800	*	FirstFed Financial Corp	359,814
600		Flag Financial Corp	7,698
16,300		Flagstar Bancorp, Inc	418,095
2,100		Flushing Financial Corp	38,010
300		FMS Financial Corp	5,250
600		FNB Corp (Virginia)	16,518
600		FNB Corp, Inc
		(North Carolina)	12,786

118 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
436		Foothill Independent
		Bancorp	$ 9,592
400		Franklin Financial Corp	12,624
2,100		Frontier Financial Corp	72,219
400		GA Financial, Inc	14,020
400		GB&T Bancshares, Inc	11,260
2,200		Glacier Bancorp, Inc	70,950
600		Great Southern
		Bancorp, Inc	29,478
500		Greater Community
		Bancorp	8,045
600		Greene County
		Bancshares, Inc	13,458
4,000		Hancock Holding Co	123,840
1,000		Hanmi Financial Corp	26,590
2,900		Harbor Florida
		Bancshares, Inc	83,926
3,175		Harleysville National
		Corp	88,360
1,050		Heartland Financial
		U.S.A., Inc	19,551
1,100	*	Heritage Commerce Corp	14,300
500		Heritage Financial Corp	10,445
1,000		Horizon Financial Corp	18,430
4,200		Hudson River Bancorp,
		Inc	86,520
3,800		Humboldt Bancorp	75,354
564		IberiaBank Corp	33,191
300		IBT Bancorp, Inc	14,415
700		Independent Bank Corp
		(Massachusetts)	21,217
2,680		Independent Bank Corp
		(Michigan)	74,665
800		Integra Bank Corp	19,272
1,900		Irwin Financial Corp	51,262
900	*	Itla Capital Corp	44,514
300		Lakeland Bancorp, Inc	4,938
600		Lakeland Financial Corp	20,262
400		LNB Bancorp, Inc	8,248
100		LSB Bancshares, Inc	1,727
1,000		Macatawa Bank Corp	27,870
735		MainSource Financial
		Group, Inc	26,328
2,908		MB Financial, Inc	113,383
1,600		MBT Financial Corp	27,520
500		Merchants Bancshares,
		Inc	14,255
3,200		Mid-State Bancshares	75,680
400		MutualFirst Financial, Inc	9,628
900		Nara Bancorp, Inc	26,658
300		NASB Financial, Inc	11,934
400		National Bankshares, Inc	20,124

1,000		National Penn
		Bancshares, Inc	$ 31,530
700		NBC Capital Corp	18,200
6,000		NBT Bancorp, Inc	135,000
6,300		NetBank, Inc	76,923
300		Northern States
		Financial Corp	7,986
1,200		Northwest Bancorp, Inc	30,684
700		OceanFirst Financial
		Corp	17,451
28,500	*	Ocwen Financial Corp	275,595
200		Old Point Financial Corp	6,000
701		Old Second Bancorp, Inc	36,045
1,000		Omega Financial Corp	36,562
150		Oneida Financial Corp	2,100
700		PAB Bankshares, Inc	8,890
11,200		Pacific Capital Bancorp	444,304
800		Pacific Union Bank	23,480
400		Parkvale Financial Corp	11,464
700		Partners Trust Financial
		Group, Inc	23,947
800		Patriot Bank Corp	23,424
550		Peapack Gladstone
		Financial Corp	18,623
300		Pennfed Financial
		Services, Inc	10,608
760		Pennrock Financial
		Services Corp	21,736
430		Penns Woods
		Bancorp, Inc	19,384
1,045		Peoples Bancorp, Inc	29,061
900		Peoples Holding Co	30,330
9,340		PFF Bancorp, Inc	356,134
443		Provident Bancorp, Inc	5,250
12,141		Provident Bankshares
		Corp	380,985
450		Provident Financial
		Holdings	11,691
7,200		Provident Financial
		Services, Inc	134,568
3,900		R & G Financial
		Corp (Class B)	134,706
840		Republic Bancorp, Inc
		(Class A) (Kentucky)	16,355
7,720		Republic Bancorp, Inc
		(Michigan)	108,543
100		Resource Bankshares Corp	3,260
408		Royal Bancshares of
		Pennsylvania (Class A)	10,404
3,763		S & T Bancorp, Inc	113,116
1,200		S.Y. Bancorp, Inc	26,880
400		Santander Bancorp	11,000
500		SCBT Financial Corp	15,750

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 119

  Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,100		Seacoast Banking Corp
		of Florida	$ 22,770
4,600		Seacoast Financial
		Services Corp	154,100
1,400		Second Bancorp, Inc	45,220
400		Security Bank Corp	12,000
600		Shore Bancshares, Inc	19,560
500		Sierra Bancorp	7,575
5,790	*	Silicon Valley Bancshares	187,828
1,500		Simmons First
		National Corp (Class A)	41,325
1,300		Sound Federal Bancorp,
		Inc	19,110
10,200		South Financial Group,
		Inc	301,818
510		Southern Financial
		Bancorp, Inc	22,746
735		Southside Bancshares,
		Inc	13,678
500		Southwest Bancorp, Inc	8,650
800		State Bancorp, Inc	19,280
500		State Financial Services
		Corp (Class A)	14,145
12,900		Staten Island Bancorp,
		Inc	320,952
975		Sterling Bancorp	28,421
5,900		Sterling Bancshares, Inc	79,001
2,375		Sterling Financial Corp
		(Pennsylvania)	61,061
500		Summit Bancshares, Inc	15,050
700	*	Sun Bancorp, Inc
		(New Jersey)	17,703
500		Sun Bancorp, Inc
		(Pennsylvania)	9,750
300		Taylor Capital Group, Inc	6,915
3,600		Texas Regional
		Bancshares, Inc
		(Class A)	153,180
4,300		TierOne Corp	101,007
100		Trico Bancshares	3,738
2,500		Trust Co Of New Jersey	103,775
400		U.S.B. Holding Co, Inc	9,816
1,800		UCBH Holdings, Inc	72,072
4,600		UMB Financial Corp	233,220
5,600		Umpqua Holdings Corp	113,064
600		Union Bankshares Corp	19,362
2,500		United Community
		Banks, Inc	89,100
2,900		United Community
		Financial Corp	37,787
600		United Securities
		Bancshares	15,870

400		United Security
		Bancshares (California)	$ 9,880
2,600		Unizan Financial Corp	64,558
500	*	Virginia Commerce
		Bancorp	14,950
800		Virginia Financial
		Group, Inc	27,800
4,240		W Holding Co, Inc	79,246
200		Warwick Community
		Bancorp	6,700
500		Washington Trust
		Bancorp, Inc	13,200
735		Wayne Bancorp, Inc	17,199
2,300		Wesbanco, Inc	69,805
100		West Bancorporation	1,690
1,600		West Coast Bancorp	36,400
405	*	Western Sierra Bancorp	17,800
2,200		Willow Grove Bancorp,
		Inc	39,380
1,212		Wintrust Financial Corp	58,940
600		WSFS Financial Corp	30,102
700		Yadkin Valley Bank
		and Trust Co	11,725

		TOTAL DEPOSITORY
		INSTITUTIONS	12,434,632

EATING AND DRINKING PLACES—1.50%
6,300		Bob Evans Farms, Inc	204,372
12,300	*	CEC Entertainment, Inc	426,810
18,500	*	CKE Restaurants, Inc	183,150
1,700	*	Dave & Buster’s, Inc	25,585
1,700		IHOP Corp	58,548
21,300	*	Jack In The Box, Inc	531,861
3,500		Landry’s Restaurants, Inc	104,405
7,475		Lone Star Steakhouse &
		Saloon, Inc	218,195
1,288	*	O’Charley’s, Inc	23,506
1,300	*	P.F. Chang’s China
		Bistro, Inc	65,403
16,800	*	Papa John’s International,
		Inc	568,512
1,397	*	Rare Hospitality
		International, Inc	38,767
7,900	*	Ryan’s Family Steak
		Houses, Inc	135,169
3,161	*	Sonic Corp	108,359
4,300	*	The Steak N Shake Co	82,775
4,000		Triarc Cos (Class B)	43,840

		TOTAL EATING AND
		DRINKING PLACES	2,819,257

120 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

EDUCATIONAL SERVICES—0.06%
900	*	Learning Tree
		International, Inc	$ 14,301
800		Strayer Education, Inc	93,576

		TOTAL EDUCATIONAL
		SERVICES	107,877

ELECTRIC, GAS, AND SANITARY SERVICES—2.83%
20,400	*	Allegheny Energy, Inc	279,684
26,700	*	Aquila, Inc	125,757
3,099		Atmos Energy Corp	79,241
14,200		Avista Corp	268,664
2,800		Black Hills Corp	89,236
1,300		Cascade Natural Gas
		Corp	28,327
2,000	*	Casella Waste Systems,
		Inc (Class A)	29,080
1,700		Central Vermont Public
		Service Corp	38,250
3,200		CH Energy Group, Inc	157,088
700		Chesapeake Utilities Corp	17,934
700	*	Clean Harbors, Inc	5,187
9,700	*	CMS Energy Corp	86,815
500		Connecticut Water
		Service, Inc	14,150
800	*	Duratek, Inc	12,728
8,300	*	El Paso Electric Co	114,872
2,900		Empire District Electric Co	65,685
6,500		Energen Corp	268,125
400		EnergySouth, Inc	13,964
8,400		Idacorp, Inc	251,160
2,200		Laclede Group, Inc	66,660
2,400		MGE Energy, Inc	74,040
133		Middlesex Water Co	2,753
3,600		New Jersey Resources
		Corp	136,080
3,000		Northwest Natural Gas Co	93,750
12,500		NUI Corp	211,375
3,600		Otter Tail Corp	95,112
6,100		PNM Resources, Inc	183,305
1,500		Resource America, Inc
		(Class A)	27,750
2,200		SEMCO Energy, Inc	12,452
7,000	*	Sierra Pacific Resources	51,800
600		SJW Corp	20,796
1,300		South Jersey Industries,
		Inc	53,183
400	*	Southern Union Co	7,580
5,200		Southwest Gas Corp	121,680
17,100		UIL Holdings Corp	823,707
12,800		Unisource Energy Corp	314,496
4,400	*	Waste Connections, Inc	175,120

43,500		Westar Energy, Inc	$ 911,760

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	5,329,346

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.60%
2,600	*	Actel Corp	58,838
3,358	*	Advanced Energy
		Industries, Inc	68,470
5,600	*	Aeroflex, Inc	75,376
1,700	*	Alliance Semiconductor
		Corp	12,937
4,100	*	Anaren Microwave, Inc	64,698
5,800	*	Applica, Inc	65,192
1,100		Applied Signal
		Technology, Inc	30,052
68,697	*	Arris Group, Inc	632,012
18,700	*	Artesyn Technologies, Inc	178,024
1,700	*	ATMI, Inc	44,744
11,496	*	Avanex Corp	49,663
19,700		Baldor Electric Co	452,706
1,175		Bel Fuse, Inc (Class B)	38,470
8,300	*	Benchmark Electronics,
		Inc	261,284
11,300		C&D Technologies, Inc	188,823
500	*	Catapult Communications
		Corp	8,915
9,540	*	C-COR.net Corp	133,751
600	*	Celestica, Inc	9,840
2,800	*	Centillium
		Communications, Inc	12,656
400	*	Ceradyne, Inc	14,460
1,400	*	Ceva, Inc	13,168
4,800	*	Checkpoint Systems, Inc	90,720
3,200	*	ChipPAC, Inc	25,312
5,206	*	Comtech
		Telecommunications	120,779
21,643	*	Conexant Systems, Inc	133,321
37,000	*	Corvis Corp	71,040
2,400		CTS Corp	31,296
1,000		Cubic Corp	26,000
2,450	*	Diodes, Inc	53,435
3,133	*	Ditech Communications
		Corp	52,227
1,400	*	DSP Group, Inc	36,022
1,400	*	Dupont Photomasks, Inc	32,564
1,600	*	Electro Scientific
		Industries, Inc	37,664
1,600	*	Emerson Radio Corp	6,112
1,100	*	EMS Technologies, Inc	21,241
900	*	Energy Conversion
		Devices, Inc	8,820
4,300	*	Entegris, Inc	54,438

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 121

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
39,720	*	ESS Technology, Inc	$ 582,295
3,400	*	Exar Corp	62,900
16,300	*	Finisar Corp	35,534
800		Franklin Electric Co, Inc	50,944
1,500	*	FuelCell Energy, Inc	20,340
10,100	*	Genesis Microchip, Inc	169,276
3,241	*	Genlyte Group, Inc	181,626
3,300	*	GrafTech International
		Ltd	49,335
4,500	*	Harmonic, Inc	43,425
5,600		Helix Technology Corp	135,800
2,300	*	Hexcel Corp	16,744
3,300	*	Hutchinson Technology, Inc	92,598
7,467	*	Inet Technologies, Inc	92,665
4,600	*	Innovex, Inc	31,234
1,600	*	Integrated Silicon
		Solution, Inc	28,384
2,119		Inter-Tel, Inc	63,697
27,107	*	InterVoice, Inc	457,295
1,600	*	IXYS Corp	15,040
22,000	*	Kemet Corp	315,480
8,500	*	Kopin Corp	49,130
51,700	*	Lattice Semiconductor
		Corp	451,341
1,000	*	Lifeline Systems, Inc	18,890
1,479	*	Littelfuse, Inc	55,019
1,750		LSI Industries, Inc	21,280
14,150	*	Mattson Technology, Inc	169,234
34	*	Medis Technologies Ltd	451
2,600	*	Mercury Computer
		Systems, Inc	66,300
4,000		Methode Electronics, Inc	51,600
800	*	Metrologic Instruments,
		Inc	18,720
57,000	*	Micrel, Inc	760,950
7,400	*	Microsemi Corp	101,232
2,100	*	Monolithic System
		Technology, Inc	28,119
2,950	*	Moog, Inc (Class A)	100,654
4,300	*	Mykrolis Corp	61,318
300		National Presto
		Industries, Inc	11,628
8,300	*	ON Semiconductor Corp	62,582
4,500	*	Openwave Systems, Inc	60,030
28,884	*	Oplink Communications,
		Inc	72,499
1,600	*	Optical Communication
		Products, Inc	5,264
600	*	OSI Systems, Inc	12,000
6,900		Park Electrochemical
		Corp	174,570

2,900	*	Pemstar, Inc	$ 10,585
1,300	*	Pericom Semiconductor
		Corp	14,924
14,244	*	Photronics, Inc	252,689
2,900	*	Pixelworks, Inc	49,677
17,700	*	Plantronics, Inc	647,997
4,040	*	Plexus Corp	71,872
1,700	*	Plug Power, Inc	13,124
700	*	Powell Industries, Inc	12,432
1,800	*	Power Integrations, Inc	52,794
4,600	*	Power-One, Inc	50,876
59,620	*	Powerwave Technologies,
		Inc	465,036
11,700	*	Proxim Corp (Class A)	20,709
800		Raven Industries, Inc	24,480
1,800	*	Rayovac Corp	51,480
2,800		Regal-Beloit Corp	55,944
40,420	*	RF Micro Devices, Inc	341,953
200		Richardson Electronics
		Ltd	2,422
1,200	*	Rogers Corp	64,044
500	*	SBA Communications
		Corp	1,940
1,400	*	SBS Technologies, Inc	21,644
13,300	*	Seachange International,
		Inc	203,490
28,577	*	Semtech Corp	652,413
4,500	*	Silicon Image, Inc	46,350
21,600	*	Silicon Storage
		Technology, Inc	279,504
3,552	*	Siliconix, Inc	165,630
2,800	*	Sipex Corp	17,640
6,620	*	Skyworks Solutions, Inc	77,189
34,531	*	Sonus Networks, Inc	128,110
8,516		Spectralink Corp	145,027
5,220	*	Standard Microsystems
		Corp	139,061
14,000	*	Stoneridge, Inc	201,880
8,700	*	Stratex Networks, Inc	41,325
31,200	*	Superconductor
		Technologies	71,760
900	*	Supertex, Inc	15,012
21,600	*	Sycamore Networks, Inc	88,128
7,400	*	Synaptics, Inc	129,796
6,200	*	Technitrol, Inc	116,560
15,900	*	Tekelec	263,781
2,400	*	Terayon Communication
		Systems, Inc	8,208
1,900		Thomas & Betts Corp	41,458
2,200	*	Three-Five Systems, Inc	14,410
3,979	*	Tollgrade
		Communications, Inc	63,505
12,900	*	Transmeta Corp	51,084

122 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
11,600	*	Triquint Semiconductor,
		Inc	$ 84,680
17,854	*	TTM Technologies, Inc	219,961
3,400		Turnstone Systems, Inc	418
600	*	Ulticom, Inc	6,156
3,800	*	Universal Display Corp	48,754
2,800	*	Universal Electronics, Inc	36,960
4,543	*	Valence Technology, Inc	20,216
1,500	*	Varian Semiconductor
		Equipment Associates,
		Inc	63,000
45,080	*	Verso Technologies, Inc	75,284
4,000	*	Viasat, Inc	99,520
3,600	*	Vicor Corp	44,172
833	*	Virage Logic Corp	7,704
18,100	*	Vitesse Semiconductor
		Corp	128,329
5,258	*	Westell Technologies, Inc	38,383
1,200	*	White Electronic
		Designs Corp	9,180
2,600	*	Wilson Greatbatch
		Technologies, Inc	94,328
1,000		Woodhead Industries, Inc	15,000
30,156	*	Zhone Technologies, Inc	117,307

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	14,309,788

ENGINEERING AND MANAGEMENT SERVICES—2.91%
7,180	*	aaiPharma, Inc	47,603
100	*	Advisory Board Co	3,655
20,100	*	Applera Corp
		(Celera Genomics Group)	291,651
700	*	Ariad Pharmaceuticals,
		Inc	6,622
12,200	*	Century Business
		Services, Inc	59,902
1,000	*	Charles River Associates,
		Inc	32,786
700	*	Ciphergen Biosystems,
		Inc	5,831
400	*	Cornell Cos, Inc	4,628
500	*	Corrections Corp
		of America	17,800
2,000	*	Covance, Inc	68,880
2,400	*	CuraGen Corp	14,976
100	*	CV Therapeutics, Inc	1,513
15,282	*	Decode Genetics, Inc	161,989
11,962	*	Digitas, Inc	123,089
100	*	Diversa Corp	886

4,350	*	eResearch Technology, Inc	$ 122,018
1,400	*	Exact Sciences Corp	10,878
100	*	Exelixis, Inc	855
1,600	*	Exult, Inc	9,968
1,000	*	Forrester Research, Inc	18,950
3,100	*	FTI Consulting, Inc	51,646
13,900	*	Gartner, Inc (Class A)	161,935
100	*	Gene Logic, Inc	505
7,200	*	Genencor International,
		Inc	95,832
26,000	*	Gen-Probe, Inc	868,660
1,100	*	Incyte Corp	9,141
2,500	*	Kosan Biosciences, Inc	26,425
400		Landauer, Inc	16,800
1,700	*	Lexicon Genetics, Inc	10,659
1,150	*	Luminex Corp	10,408
5,800	*	MAXIMUS, Inc	203,000
3,000	*	Maxygen, Inc	28,470
300	*	MTC Technologies, Inc	7,533
1,300	*	Myriad Genetics, Inc	21,086
3,900	*	Navigant Consulting, Inc	78,897
800	*	Newtek Business Services,
		Inc	4,160
2,300	*	Parexel International Corp	41,101
3,200	*	Per-Se Technologies, Inc	35,840
3,050	*	Pharmacopeia, Inc	61,366
3,800	*	PRG-Schultz
		International, Inc	16,720
2,378	*	Regeneration
		Technologies, Inc	26,990
600	*	Regeneron
		Pharmaceuticals, Inc	8,148
18,465	*	Repligen Corp	55,580
400	*	Research Frontiers, Inc	3,888
1,700	*	Resources Connection,
		Inc	75,002
12,100	*	Savient
		Pharmaceuticals, Inc	45,738
4,700	*	Seattle Genetics, Inc	39,762
600	*	SFBC International, Inc	17,856
7,930	*	Sourcecorp	210,145
3,800	*	Symyx Technologies, Inc	108,832
100	*	Tejon Ranch Co	3,696
9,285	*	Tetra Tech, Inc	199,256
4,021	*	Transkaryotic
		Therapies, Inc	69,000
400	*	TRC Cos, Inc	7,484
3,530	*	Tularik, Inc	86,662
66,800	*	U.S. Oncology, Inc	987,304
4,600	*	URS Corp	132,388
14,542	*	Washington Group
		International, Inc	532,383

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 123

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
4,800	*	Watson Wyatt & Co
		Holdings	$ 121,152

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	5,485,930

EXECUTIVE, LEGISLATIVE AND GENERAL—0.00%
600	*	Omega Protein Corp	4,362

		TOTAL EXECUTIVE,
		LEGISLATIVE AND
		GENERAL	4,362

FABRICATED METAL PRODUCTS—1.02%
1,000		CIRCOR International, Inc	22,600
13,900	*	Crown Holdings, Inc	129,548
700	*	Drew Industries, Inc	24,556
36,600	*	Griffon Corp	790,560
2,100	*	Intermagnetics General
		Corp	55,650
14,300	*	Jacuzzi Brands, Inc	134,134
900		Material Sciences Corp	9,900
100	*	Mobile Mini, Inc	1,730
2,300	*	NCI Building Systems,
		Inc	53,958
800	*	Raytech Corp	2,304
5,700	*	Shaw Group, Inc	61,788
4,800	*	Silgan Holdings, Inc	219,504
1,900		Simpson Manufacturing
		Co, Inc	93,005
60,600	*	Tower Automotive, Inc	305,424
1,200		Valmont Industries, Inc	23,976

		TOTAL FABRICATED METAL
		PRODUCTS	1,928,637

FOOD AND KINDRED PRODUCTS—1.14%
1,900		American Italian Pasta
		Co (Class A)	75,867
1,100	*	Boston Beer Co, Inc
		(Class A)	20,262
400		Coca-Cola Bottling Co
		Consolidated	20,420
6,000		Corn Products
		International, Inc	240,000
13,400	*	Darling International, Inc	45,560
100		Farmer Brothers Co	36,000
19,750		Flowers Foods, Inc	518,240
5,000	*	Hercules, Inc	57,400
700	*	International Multifoods
		Corp	17,304
13,200	*	Interstate Bakeries Corp	150,084

700	*	J & J Snack Foods Corp	$ 31,626
2,900		Lance, Inc	47,531
1,000	*	M&F Worldwide Corp	13,690
600		National Beverage Corp	5,712
3,700		Pilgrim’s Pride Corp	82,991
14,500	*	Ralcorp Holdings, Inc	441,235
700		Riviana Foods, Inc	19,530
5,101		Sanderson Farms, Inc	187,360
5,600		Sensient Technologies
		Corp	104,552
3,600		Topps Co, Inc	34,380

		TOTAL FOOD AND
		KINDRED PRODUCTS	2,149,744

FOOD STORES—0.53%
8,000	*	7-Eleven, Inc	121,360
200		Arden Group, Inc
		(Class A)	15,100
1,500	*	Great Atlantic & Pacific
		Tea Co, Inc	11,610
900		Ingles Markets, Inc
		(Class A)	9,636
1,600	*	Panera Bread Co
		(Class A)	62,272
4,804	*	Pantry, Inc	95,696
2,800	*	Pathmark Stores, Inc	22,344
29,700		Ruddick Corp	601,128
1,600		Weis Markets, Inc	54,000
300	*	Wild Oats Markets, Inc	3,549

		TOTAL FOOD STORES	996,695

FURNITURE AND FIXTURES—0.07%
1,000		Bassett Furniture
		Industries, Inc	19,830
800		Hooker Furniture Corp	18,592
2,600		Kimball International,
		Inc (Class B)	40,742
500	*	Select Comfort Corp	13,795
1,100		Stanley Furniture Co, Inc	42,713

		TOTAL FURNITURE AND
		FIXTURES	135,672

FURNITURE AND HOMEFURNISHINGS STORES—0.48%
2,600	*	Cost Plus, Inc	108,550
13,868	*	Electronics Boutique
		Holdings Corp	407,164
8,100	*	Gamestop Corp (Class A)	145,962
2,000		Haverty Furniture Cos, Inc	42,560
4,200	*	Intertan, Inc	58,674
200	*	Kirkland’s, Inc	3,266
1,900	*	Linens ‘n Things, Inc	67,279
700	*	Rex Stores Corp	11,018

124 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—(Continued)
5,038	*	Trans World
		Entertainment Corp	$ 47,760
100	*	Tweeter Home
		Entertainment Group,
		Inc	944
400	*	Ultimate Electronics, Inc	2,612

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	895,789

GENERAL BUILDING CONTRACTORS—0.59%
500		Beazer Homes U.S.A., Inc	52,955
5,780		Brookfield Homes Corp	202,820
400	*	Dominion Homes, Inc	15,220
1,475	*	Levitt Corp (Class A)	36,138
4,200		M/I Homes, Inc	198,576
2,600	*	Meritage Corp	193,050
3,018	*	Palm Harbor Homes, Inc	63,257
3,100	*	Perini Corp	48,825
800		Standard-Pacific Corp	48,000
200	*	Technical Olympic U.S.A.,
		Inc	6,400
5,500		Walter Industries, Inc	65,670
6,100	*	WCI Communities, Inc	152,683
300	*	William Lyon Homes, Inc	27,960

		TOTAL GENERAL BUILDING
		CONTRACTORS	1,111,554

GENERAL MERCHANDISE STORES—0.73%
7,100	*	BJ’s Wholesale Club, Inc	180,695
1,250	*	Brookstone, Inc	34,388
10,482		Casey’s General Stores,
		Inc	174,001
38,500		Dillard’s, Inc (Class A)	737,660
12,500	*	ShopKo Stores, Inc	182,750
2,100	*	Stein Mart, Inc	28,980
1,100	*	Tuesday Morning Corp	37,906

		TOTAL GENERAL
		MERCHANDISE STORES	1,376,380

HEALTH SERVICES—1.91%
5,200	*	American Healthways, Inc	126,984
16,357	*	Amsurg Corp	371,467
12,900	*	Beverly Enterprises, Inc	82,560
3,400	*	Chronimed, Inc	26,418
700	*	Corvel Corp	25,340
3,300	*	Cross Country
		Healthcare, Inc	54,945
800	*	Dynacq Healthcare, Inc	4,224
8,195	*	Enzo Biochem, Inc	137,922
3,805	*	Genesis HealthCare Corp	92,652

2,900	*	Gentiva Health Services,
		Inc	$ 44,921
8,200		Hooper Holmes, Inc	51,168
700	*	IMPAC Medical Systems,
		Inc	15,750
3,369	*	Inveresk Research
		Group, Inc	95,747
3,131	*	Kindred Healthcare, Inc	157,489
200	*	LabOne, Inc	6,080
6,800	*	LifePoint Hospitals, Inc	219,912
5,000	*	MIM Corp	38,035
700	*	National Healthcare Corp	18,200
3,010	*	NeighborCare, Inc	72,993
4,400	*	Odyssey HealthCare, Inc	82,940
755	*	Option Care, Inc	8,599
18,000	*	Pediatrix Medical
		Group, Inc	1,134,000
9,500	*	Province Healthcare Co	151,050
3,400	*	RehabCare Group, Inc	67,592
9,700		Select Medical Corp	161,990
7,400	*	Sunrise Senior Living, Inc	265,290
700	*	U.S. Physical Therapy, Inc	9,660
1,100	*	United Surgical Partners
		International, Inc	37,334
1,500	*	VistaCare, Inc (Class A)	40,530

		TOTAL HEALTH SERVICES	3,601,792

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.37%
25,500		Granite Construction, Inc	606,135
6,393	*	Insituform Technologies,
		Inc (Class A)	99,923

		TOTAL HEAVY
		CONSTRUCTION,
		EXCEPT BUILDING	706,058

HOLDING AND OTHER INVESTMENT OFFICES—8.96%
500	*	4Kids Entertainment, Inc	11,185
1,500		Acadia Realty Trust	21,165
1,300		Alabama National
		Bancorp	72,176
200	*	Alexander’s, Inc	32,000
600		Amcore Financial, Inc	17,874
3,837		American Home Mortgage
		Investment Corp	110,506
500		American Land Lease, Inc	10,215
7,400		American Mortgage
		Acceptance Co	133,570
200	*	American Realty
		Investors, Inc	1,922
9,800		AMLI Residential
		Properties Trust	276,850
6,000		Anthracite Capital, Inc	76,380

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 125

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
3,700		Anworth Mortgage
		Asset Corp	$ 51,652
4,800		Associated Estates
		Realty Corp	44,016
1,700		Bedford Property
		Investors	51,799
5,500		Brandywine Realty Trust	168,025
3,500		Brookline Bancorp, Inc	55,825
300		BRT Realty Trust	7,158
1,900		Capital Automotive REIT	67,089
1,000		Capstead Mortgage Corp	18,450
700		Cherokee, Inc	16,421
2,700		Colonial Properties Trust	110,160
21,001		Commercial Net Lease
		Realty, Inc	414,770
1,320		Community Banks, Inc	41,131
7,231		Community First
		Bankshares, Inc	232,404
1,500		Connecticut Bancshares,
		Inc	77,940
6,700		Cornerstone Realty
		Income Trust, Inc	62,645
4,800		Corporate Office
		Properties Trust	120,000
1,500		Correctional Properties
		Trust	46,200
100	*	Criimi MAE, Inc	1,115
1,600		Eastgroup Properties, Inc	56,800
4,000		Entertainment Properties
		Trust	163,640
9,300		Equity Inns, Inc	85,560
600		First Defiance Financial
		Corp	16,716
100		First Indiana Corp	2,015
28,300		First Industrial Realty
		Trust, Inc	1,117,850
3,280		First Niagara Financial
		Group, Inc	44,772
1,300		First Place Financial Corp	23,582
10,800		Fremont General Corp	330,480
12,000		Gables Residential Trust	435,000
945		German American
		Bancorp	16,112
824		Gladstone Capital Corp	18,532
800		Glenborough Realty Trust,
		Inc	17,880
23,500		Glimcher Realty Trust	636,850
2,100		Great Lakes REIT	32,508
1,150	*	Hawthorne Financial Corp	50,589
10,594		Health Care REIT, Inc	430,116

500		Heritage Property
		Investment Trust	$ 15,550
900		Highwoods Properties, Inc	23,589
1,882		Home Properties, Inc	76,692
12,100		IMPAC Mortgage
		Holdings, Inc	329,120
1,436		Investors Real Estate
		Trust	14,102
29,353		iShares Russell 2000
		Index Fund	3,451,913
100		Keystone Property Trust	2,431
7,900		Koger Equity, Inc	185,413
2,600		Kramont Realty Trust	49,140
7,700	*	La Quinta Corp	58,058
4,300		LaSalle Hotel Properties	101,480
7,900		Lexington Corporate
		Properties Trust	172,141
21,200	*	Local Financial Corp	462,160
4,200		LTC Properties, Inc	76,062
10,100		Manufactured Home
		Communities, Inc	356,530
100		MASSBANK Corp	3,977
5,700	*	Meristar Hospitality Corp	39,615
7,700		MFA Mortgage
		Investments, Inc	77,770
8,900		Mid-America Apartment
		Communities, Inc	330,457
2,400		Mission West Properties,
		Inc	31,800
17,100		National Health Investors,
		Inc	526,680
600		National Health Realty,
		Inc	11,208
31,100		Nationwide Health
		Properties, Inc	692,597
19,100		Newcastle Investment
		Corp	643,670
4,300		Novastar Financial, Inc	283,585
1,600		Omega Healthcare
		Investors, Inc	17,392
1,650		Oriental Financial
		Group, Inc	52,553
1,200		Parkway Properties, Inc	56,100
4,692		Pennsylvania Real Estate
		Investment Trust	176,701
2,400		Post Properties, Inc	69,120
6,700		Prentiss Properties Trust	247,230
350	*	Price Legacy Corp	5,968
100		PS Business Parks, Inc	4,635
900		Quaker City Bancorp, Inc	48,960
2,800		RAIT Investment Trust	82,740
4,557		Redwood Trust, Inc	283,309

126 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
1,700		Sandy Spring Bancorp,
		Inc	$ 61,676
700		Saul Centers, Inc	21,385
47,900		Senior Housing
		Properties Trust	934,050
1,200		Sizeler Property Investors	13,968
1,500		SL Green Realty Corp	71,550
2,800		Sovran Self Storage, Inc	116,956
1,200		Suffolk Bancorp	41,100
300		Summit Properties, Inc	7,155
400		Sun Communities, Inc	17,128
7,100		Susquehanna Bancshares,
		Inc	181,973
900		Tanger Factory Outlet
		Centers, Inc	40,788
4,700		Taubman Centers, Inc	118,299
560		Tompkins Trustco, Inc	25,480
1,700		Town & Country Trust	46,240
100	*	Transcontinental Realty
		Investors, Inc	1,451
2,600		U.S. Restaurant
		Properties, Inc	48,724
500		United Mobile Homes, Inc	8,055
400		Universal Health Realty
		Income Trust	13,480
500		Urstadt Biddle Properties,
		Inc (Class A)	8,250
2,300		Washington Real Estate
		Investment Trust	74,635
4,235		Waypoint Financial Corp	113,583
100		Westfield Financial, Inc	2,462
2,900		Winston Hotels, Inc	30,566

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	16,889,047

HOTELS AND OTHER LODGING PLACES—0.46%
2,861		Ameristar Casinos, Inc	96,556
2,400	*	Boca Resorts, Inc (Class A)	41,880
9,400		Boyd Gaming Corp	215,166
5,400		Choice Hotels
		International, Inc	241,596
1,400		Extended Stay America,
		Inc	27,118
1,700		Marcus Corp	29,495
5,300	*	Pinnacle Entertainment,
		Inc	73,140
8,400	*	Prime Hospitality Corp	95,592

3,400	*	Vail Resorts, Inc	$ 53,584

		TOTAL HOTELS AND OTHER
		LODGING PLACES	874,127

INDUSTRIAL MACHINERY AND EQUIPMENT—6.18%
1,300	*	Aaon, Inc	25,727
1,600	*	Actuant Corp	62,768
69,039	*	Adaptec, Inc	604,782
17,163	*	Advanced Digital
		Information Corp	195,315
500		Alamo Group, Inc	8,695
400		Ampco-Pittsburgh Corp	5,164
1,700	*	Astec Industries, Inc	27,387
700	*	ASV, Inc	21,280
2,100	*	Asyst Technologies, Inc	17,283
5,576	*	Axcelis Technologies, Inc	62,005
300		BHA Group Holdings, Inc	8,997
18,620		Black Box Corp	997,846
2,400	*	Blount International, Inc	24,000
2,100		Briggs & Stratton Corp	141,687
2,500	*	Brooks Automation, Inc	52,450
300		Cascade Corp	6,090
84,617	*	Cirrus Logic, Inc	641,397
32,462	*	Computer Network
		Technology Corp	259,696
9,600	*	Concurrent Computer
		Corp	33,120
200	*	Cray, Inc	1,326
1,903	*	Cuno, Inc	85,407
3,900	*	Dot Hill Systems Corp	39,078
2,600	*	Dril-Quip, Inc	42,744
34,820	*	Electronics For Imaging,
		Inc	855,527
1,800		Engineered Support
		Systems, Inc	87,822
14,600	*	EnPro Industries, Inc	276,232
3,900	*	Esterline Technologies
		Corp	96,915
2,400	*	FalconStor Software, Inc	17,755
1,100	*	Fargo Electronics, Inc	12,430
14,500	*	Flowserve Corp	303,775
1,600	*	Gardner Denver, Inc	43,328
112,800	*	Gateway, Inc	595,584
600	*	General Binding Corp	10,200
3,300	*	Global Power Equipment
		Group, Inc	27,786
800		Gorman-Rupp Co	20,720
300	*	Hydril	7,860
5,700	*	Hypercom Corp	45,258
3,800		IDEX Corp	165,224
2,600	*	InFocus Corp	24,310
22,600		Iomega Corp	126,334

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 127

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
5,300		JLG Industries, Inc	$ 75,790
3,000		Joy Global, Inc	84,210
1,100	*	Kadant, Inc	22,935
14,200		Kaydon Corp	390,926
2,500		Kennametal, Inc	103,175
24,700	*	Komag, Inc	454,480
6,759	*	Kulicke & Soffa
		Industries, Inc	79,215
4,000		Lennox International, Inc	74,200
5,000		Lincoln Electric Holdings,
		Inc	140,750
300		Lindsay Manufacturing Co	7,224
600		Lufkin Industries, Inc	18,810
200	*	Mestek, Inc	3,596
3,408	*	Micros Systems, Inc	153,871
4,500		Modine Manufacturing Co	117,270
2,800		Nacco Industries, Inc
		(Class A)	230,720
2,500		Nordson Corp	93,650
2,500	*	Oil States International,
		Inc	33,600
1,200	*	Omnicell, Inc	23,772
571	*	PalmOne, Inc	12,197
13,300	*	Paxar Corp	196,175
600	*	Planar Systems, Inc	8,538
7,900	*	Presstek, Inc	85,952
9,400	*	ProQuest Co	274,198
5,700	*	Quantum Corp	21,090
700		Robbins & Myers, Inc	15,085
2,000		Sauer-Danfoss, Inc	27,340
800		Schawk, Inc	10,704
3,000	*	Scientific Games Corp
		(Class A)	56,160
1,050	*	Semitool, Inc	13,377
12,222	*	Sigma Designs, Inc	87,632
24,000	*	Silicon Graphics, Inc	60,960
800	*	Simpletech, Inc	3,800
1,300		Standex International
		Corp	35,100
3,800		Stewart & Stevenson
		Services, Inc	55,556
400	b*	Surebeam Corp (Class A)	4
2,600		Tecumseh Products Co
		(Class A)	109,460
1,000		Tennant Co	39,670
2,100	*	Terex Corp	77,637
6,300		Toro Co	390,600
1,700	*	Ultratech, Inc	39,627
39,600	*	UNOVA, Inc	855,756
8,135	*	Veeco Instruments, Inc	228,187
7,800		Woodward Governor Co	497,172

6,500		York International Corp	$ 255,515

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	11,646,990

INSTRUMENTS AND RELATED PRODUCTS—6.27%
2,300	*	Aclara BioSciences, Inc	9,016
900	*	Advanced Neuromodulation
		Systems, Inc	32,481
1,160	*	Aksys Ltd	7,528
2,400	*	Alaris Medical Systems,
		Inc	44,760
2,400	*	Align Technology, Inc	45,624
3,589	*	American Medical
		Systems Holdings, Inc	95,109
1,900		Analogic Corp	86,431
7,978		Arrow International, Inc	238,462
7,300	*	Arthrocare Corp	168,703
900	*	Aspect Medical Systems,
		Inc	13,410
1,100		BEI Technologies, Inc	24,706
837	*	Biolase Technology, Inc	14,656
1,400	*	Candela Corp	19,194
700	*	Cantel Medical Corp	12,523
800	*	Cardiac Science, Inc	3,496
3,300	*	Cardiodynamics
		International Corp	20,856
1,500	*	Cepheid, Inc	13,965
1,200	*	Cerus Corp	3,996
1,200	*	Cholestech Corp	10,560
2,409	*	Closure Medical Corp	66,248
3,100		Cognex Corp	103,075
3,330	*	Coherent, Inc	87,546
1,300		Cohu, Inc	24,245
1,200	*	Cole National Corp	26,484
100	*	Conceptus, Inc	1,192
13,300	*	Concord Camera Corp	83,524
4,919	*	Conmed Corp	145,307
9,500		Cooper Cos, Inc	513,000
600	*	Credence Systems Corp	7,128
1,600	*	CTI Molecular Imaging,
		Inc	23,344
2,060	*	Cyberonics, Inc	49,358
31,429	*	Cytyc Corp	699,295
2,104		Datascope Corp	73,935
2,600	*	Dionex Corp	137,280
6,400	*	DJ Orthopedics, Inc	165,440
2,480	*	DRS Technologies, Inc	69,390
2,600		EDO Corp	62,608
1,500	*	ESCO Technologies, Inc	69,180
500	*	Exactech, Inc	9,200
1,200	*	Excel Technology, Inc	37,740

128 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
1,400	*	FEI Co	$ 30,590
4,204	*	Flir Systems, Inc	160,256
100	*	Fossil, Inc	3,335
4,500	*	Haemonetics Corp	141,525
2,300	*	Hanger Orthopedic
		Group, Inc	41,515
1,000	*	Herley Industries, Inc	18,880
2,200	*	Hologic, Inc	44,550
4,525	*	ICU Medical, Inc	137,424
900		II-VI, Inc	22,005
4,867	*	Inamed Corp	259,314
1,400	*	Input/Output, Inc	10,850
13,687	*	Integra LifeSciences
		Holding	419,096
5,200	*	Interpore International	74,776
3,720	*	Intuitive Surgical, Inc	63,240
7,100		Invacare Corp	320,494
2,000	*	Invision Technologies, Inc	99,340
800	*	Ionics, Inc	22,720
2,300	*	Itron, Inc	42,803
2,000	*	Ixia	21,640
1,000		Keithley Instruments, Inc	20,710
800	*	Kensey Nash Corp	19,720
2,244	*	Kyphon, Inc	53,654
3,300	*	Lexar Media, Inc	54,648
2,900	*	LTX Corp	43,790
300	*	Medical Action
		Industries, Inc	6,132
28,800		Mentor Corp	866,880
4,367	*	Merit Medical Systems,
		Inc	94,502
5,900		Mine Safety Appliances Co	167,324
1,771	*	MKS Instruments, Inc	42,522
11,800	*	Molecular Devices Corp	222,312
3,000		Movado Group, Inc	89,820
5,585		MTS Systems Corp	154,537
1,700	*	Novoste Corp	5,763
4,000		Oakley, Inc	59,360
3,301	*	Ocular Sciences, Inc	96,224
6,400	*	Orbital Sciences Corp	80,192
2,200	*	Orthologic Corp	17,050
1,600	*	Osteotech, Inc	10,320
2,229	*	Photon Dynamics, Inc	72,732
1,500	*	Possis Medical, Inc	42,195
600	*	Retractable Technologies,
		Inc	3,768
1,300	*	Rofin-Sinar
		Technologies, Inc	38,805
5,100		Roper Industries, Inc	246,075
7,100	*	Rudolph Technologies, Inc	132,983
2,700	*	Sola International, Inc	62,775

600	*	Sonic Solutions, Inc	$ 11,376
700	*	SonoSite, Inc	14,931
15,200	*	Staar Surgical Co	136,344
2,400	*	Star Scientific, Inc	9,912
25,200	*	Sybron Dental
		Specialties, Inc	686,700
1,000	*	Synovis Life Technologies,
		Inc	14,290
24,328	*	Techne Corp	992,826
5,100	*	Theragenics Corp	27,438
3,500	*	Therasense, Inc	94,360
15,376	*	Thoratec Corp	192,046
4,797	*	Trimble Navigation Ltd	109,995
2,200	*	TriPath Imaging, Inc	20,152
600		United Industrial Corp	11,364
3,235	*	Varian, Inc	129,950
3,900	*	Ventana Medical
		Systems, Inc	159,744
3,800	*	Viasys Healthcare, Inc	85,956
41,700	*	Visx, Inc	813,984
1,700	*	Vital Images, Inc	17,068
600		Vital Signs, Inc	20,238
5,100	*	Wright Medical Group, Inc	156,570
2,200		X-Rite, Inc	32,758
400		Young Innovations, Inc	14,036
800	*	Zoll Medical Corp	31,984
4,883	*	Zygo Corp	76,321

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	11,819,484

INSURANCE AGENTS, BROKERS AND SERVICE—0.02%
1,200		Crawford & Co (Class B)	6,096
1,700	*	USI Holdings Corp	25,143

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	31,239

INSURANCE CARRIERS—3.33%
5,100		21st Century Insurance
		Group	73,440
11,400	*	Allmerica Financial Corp	393,870
600	*	American Medical Security
		Group, Inc	16,026
107	*	American Physicians
		Capital, Inc	2,236
7,700		AmerUs Group Co	310,695
5,000	*	Argonaut Group, Inc	95,150
700		Baldwin & Lyons, Inc
		(Class B)	20,321
1,200	*	Centene Corp	36,708
1,200	*	Citizens, Inc	8,940
7,800		Commerce Group, Inc	374,400
300		Donegal Group, Inc	6,012
200		EMC Insurance Group, Inc	4,212

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 129

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
400	*	Enstar Group, Inc	$ 18,456
200	*	Financial Industries Corp	2,652
700		Great American Financial
		Resources, Inc	11,032
3,234		Harleysville Group, Inc	60,217
6,900	*	HealthExtras, Inc	79,212
1,700		Horace Mann Educators
		Corp	26,724
400		Independence Holding Co	12,324
1,600		Infinity Property &
		Casualty Corp	50,288
400		Kansas City Life
		Insurance Co	17,116
21,800		Landamerica Financial
		Group, Inc	986,668
800		Midland Co	19,960
300	*	National Western Life
		Insurance Co (Class A)	44,337
800	*	Navigators Group, Inc	23,024
400		NYMAGIC, Inc	10,120
3,100	*	Philadelphia Consolidated
		Holding Corp	179,800
23,200		Phoenix Cos, Inc	311,112
600	*	Pico Holdings, Inc	9,858
2,100	*	PMA Capital Corp
		(Class A)	12,747
1,135		Presidential Life Corp	17,002
1,300	*	ProAssurance Corp	45,500
6,100		RLI Corp	235,460
900		Safety Insurance Group,
		Inc	17,100
7,100		Selective Insurance
		Group, Inc	248,997
24,700	*	Sierra Health Services,
		Inc	899,080
1,200		State Auto Financial Corp	30,972
12,600		Stewart Information
		Services Corp	495,180
500	*	Triad Guaranty, Inc	26,375
47,000	*	UICI	693,720
600		United Fire & Casualty Co	25,361
500	*	Universal American
		Financial Corp	6,000
7,900		Zenith National
		Insurance Corp	309,680

		TOTAL INSURANCE
		CARRIERS	6,268,084

JUSTICE, PUBLIC ORDER AND SAFETY—0.01%
900	*	Geo Group, Inc	$ 20,700

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	20,700

LEATHER AND LEATHER PRODUCTS—0.31%
2,600		Brown Shoe Co, Inc	94,718
2,300		K-Swiss, Inc (Class A)	56,281
700	*	Steven Madden Ltd	13,972
300		Weyco Group, Inc	10,983
16,900		Wolverine World Wide, Inc	407,797

		TOTAL LEATHER AND
		LEATHER PRODUCTS	583,751

LEGAL SERVICES—0.03%
2,200	*	Pre-Paid Legal Services,
		Inc	53,856

		TOTAL LEGAL SERVICES	53,856

LUMBER AND WOOD PRODUCTS—0.23%
600		American Woodmark Corp	39,876
22,500	*	Champion Enterprises,
		Inc	238,500
1,500		Deltic Timber Corp	53,220
800	*	Modtech Holdings, Inc	5,928
700		Skyline Corp	26,999
2,500		Universal Forest Products,
		Inc	77,150

		TOTAL LUMBER AND WOOD
		PRODUCTS	441,673

METAL MINING—0.21%
400	*	Cleveland-Cliffs, Inc	26,172
38,100	*	Coeur D’alene Mines Corp	266,700
1,600		Royal Gold, Inc	28,336
4,930	*	Stillwater Mining Co	77,401

		TOTAL METAL MINING	398,609

MISCELLANEOUS MANUFACTURING INDUSTRIES—1.00%
51,200		Callaway Golf Co	971,776
1,400	*	Daktronics, Inc	31,598
75	*	Jakks Pacific, Inc	1,125
25,700	*	K2, Inc	411,971
405		Kronos Worldwide, Inc	12,267
600	*	Lydall, Inc	6,120
3,900		Nautilus Group, Inc	61,425
1,400	*	Oneida Ltd	3,430
900		Penn Engineering &
		Manufacturing Corp	15,273
600	*	RC2 Corp	16,500
1,200	*	Shuffle Master, Inc	55,788
400	*	Steinway Musical
		Instruments, Inc	12,820

130 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES—(Continued)
10,700	*	Yankee Candle Co, Inc	$ 295,106

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	1,895,199

MISCELLANEOUS RETAIL—1.60%
1,900	*	1-800-Flowers.com, Inc
		(Class A)	18,183
500	*	AC Moore Arts & Crafts,
		Inc	13,500
700	*	Big 5 Sporting Goods Corp	17,675
3,600		Cash America
		International, Inc	82,980
1,150	*	Coldwater Creek, Inc	24,518
2,200	*	Dick’s Sporting Goods, Inc	127,908
11,100	*	Drugstore.com, Inc	59,718
4,400	*	Duane Reade, Inc	74,536
600	*	Finlay Enterprises, Inc	10,806
1,700		Friedman’s, Inc (Class A)	9,860
700	*	Galyans Trading Co, Inc	7,042
600		Hancock Fabrics, Inc	9,534
850	*	Hibbett Sporting Goods,
		Inc	32,419
300	*	Jill (J.) Group, Inc	6,156
2,040	*	Jo-Ann Stores, Inc	57,222
38,700		Longs Drug Stores Corp	728,721
900	*	Overstock.com, Inc	27,792
700	*	PC Connection, Inc	5,523
8,346	*	Petco Animal Supplies,
		Inc	235,190
7,299	*	Priceline.com, Inc	196,781
2,810	*	Sports Authority, Inc	112,625
3,900		Stamps.com, Inc	23,361
1,300	*	Systemax, Inc	6,864
1,200	*	Valuevision International,
		Inc (Class A)	18,420
600	*	Whitehall Jewellers, Inc	5,484
1,200		World Fuel Services Corp	44,076
17,120	*	Zale Corp	1,053,736

		TOTAL MISCELLANEOUS
		RETAIL	3,010,630

MOTION PICTURES—0.54%
3,600	*	AMC Entertainment, Inc	55,260
3,252	*	Avid Technology, Inc	150,015
200	*	Carmike Cinemas, Inc	7,454
25,326	*	Hollywood Entertainment
		Corp	343,421
1,500		Movie Gallery, Inc	29,385
12,349	*	NetFlix, Inc	421,348
1,000	*	Reading International, Inc	6,850

		TOTAL MOTION PICTURES	1,013,733

NONDEPOSITORY INSTITUTIONS—1.69%
1,914	*	Accredited Home Lenders
		Holding Co	$ 75,412
2,300		Advanta Corp (Class A)	38,548
6,300		CharterMac	156,114
14,197	*	CompuCredit Corp	300,125
4,156	*	Credit Acceptance Corp	78,922
900	b*	DVI, Inc	50
1,400	*	E-Loan, Inc	4,354
5,200	*	Federal Agricultural
		Mortgage Corp
		(Class C)	136,292
4,800	*	Financial Federal Corp	160,464
2,540		MCG Capital Corp	51,283
500		Medallion Financial Corp	4,325
3,100	*	Metris Cos, Inc	24,924
22,711		New Century Financial
		Corp	1,102,846
5,270	*	Saxon Capital, Inc	149,721
300	*	United PanAm Financial
		Corp	4,797
2,500		Westcorp	110,175
12,900	*	WFS Financial, Inc	558,828
11,208	*	World Acceptance Corp	218,668

		TOTAL NONDEPOSITORY
		INSTITUTIONS	3,175,848

NONMETALLIC MINERALS, EXCEPT FUELS—0.03%
2,700		Amcol International Corp	47,115

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	47,115

OIL AND GAS EXTRACTION—2.71%
2,500		Berry Petroleum Co
		(Class A)	68,200
26,600		Cabot Oil & Gas Corp
		(Class A)	812,896
6,500	*	Cimarex Energy Co	187,850
960	*	Clayton Williams Energy,
		Inc	33,312
3,500	*	Comstock Resources, Inc	69,545
3,800	*	Denbury Resources, Inc	64,068
100	*	Forest Oil Corp	2,525
30,704	*	Global Industries Ltd	179,618
6,000	*	Hanover Compressor Co	72,540
4,500	*	Harvest Natural
		Resources, Inc	65,745
1,788	*	Horizon Offshore, Inc	5,418
2,100	*	Houston Exploration Co	93,933
5,200	*	KCS Energy, Inc	55,640

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 131

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
19,700	*	Magnum Hunter
		Resources, Inc	$ 199,758
2,100	*	McMoRan Exploration Co	31,080
20,000	*	Meridian Resource Corp	120,400
1,800	*	Newpark Resources, Inc	9,360
13,200	*	Nuevo Energy Co	429,792
13,900	*	Oceaneering International,
		Inc	423,255
10,400	*	Parker Drilling Co	43,368
18,500		Patina Oil & Gas Corp	485,625
900		Penn Virginia Corp	54,540
3,000	*	Petroleum Development
		Corp	85,950
4,600	*	Plains Exploration &
		Production Co	85,744
763	*	Prima Energy Corp	26,362
500	*	Quicksilver Resources, Inc	19,380
7,100		Range Resources Corp	86,123
100	*	Remington Oil & Gas Corp	1,975
900		RPC, Inc	10,026
1,700	*	Seacor Smit, Inc	69,836
2,100	*	Southwestern Energy Co	50,652
2,000	*	Spinnaker Exploration Co	71,840
1,900		St. Mary Land &
		Exploration Co	63,517
8,200	*	Stone Energy Corp	405,572
10,300	*	Superior Energy Services,
		Inc	103,824
1,900	*	Swift Energy Co	35,815
1,750	*	Tetra Technologies, Inc	45,728
2,800	*	Transmontaigne, Inc	17,080
700	*	Unit Corp	19,194
5,500	*	Veritas DGC, Inc	113,850
18,100		Vintage Petroleum, Inc	265,346
1,000	*	W-H Energy Services, Inc	14,470

		TOTAL OIL AND GAS
		EXTRACTION	5,100,752

PAPER AND ALLIED PRODUCTS—0.60%
8,000	*	Buckeye Technologies, Inc	82,880
2,900	*	Caraustar Industries, Inc	33,785
4,100		Chesapeake Corp	97,867
1,400		Glatfelter	15,736
2,700		Greif, Inc (Class A)	94,338
20,400	*	Longview Fibre Co	227,664
2,900	*	Playtex Products, Inc	20,039
700		Pope & Talbot, Inc	12,033
8,900		Potlatch Corp	362,675
1,900		Rock-Tenn Co (Class A)	27,398
3,000		Schweitzer-Mauduit
		International, Inc	96,900

4,600		Wausau-Mosinee Paper
		Corp	$ 64,814

		TOTAL PAPER AND ALLIED
		PRODUCTS	1,136,129

PERSONAL SERVICES—0.42%
4,300	*	Alderwoods Group, Inc	44,720
700		Angelica Corp	15,981
35,600	*	Coinstar, Inc	564,972
1,100		CPI Corp	20,933
3,237		G & K Services, Inc
		(Class A)	120,481
1,200		Unifirst Corp	33,096

		TOTAL PERSONAL
		SERVICES	800,183

PETROLEUM AND COAL PRODUCTS—0.41%
400		ElkCorp	10,836
6,200		Frontier Oil Corp	120,156
1,400	*	Headwaters, Inc	35,868
4,200		Holly Corp	133,812
21,700	*	Tesoro Petroleum Corp	407,743
1,600		WD-40 Co	56,000

		TOTAL PETROLEUM AND
		COAL PRODUCTS	764,415

PRIMARY METAL INDUSTRIES—1.99%
10,100	*	AK Steel Holding Corp	59,287
19,300		Allegheny Technologies, Inc	233,530
6,759	*	Andrew Corp	118,283
5,700		Belden, Inc	108,129
14,300	*	Brush Engineered
		Materials, Inc	289,861
36,200	*	Cable Design
		Technologies Corp	343,176
19,700		Carpenter Technology
		Corp	647,736
1,300	*	Century Aluminum Co	36,699
46,700	*	CommScope, Inc	777,555
2,700		Curtiss-Wright Corp	126,549
1,000	*	Encore Wire Corp	37,250
31,200	*	General Cable Corp	230,256
500		Gibraltar Steel Corp	12,290
1,500	*	Liquidmetal Technologies,
		Inc	4,785
2,900	*	Lone Star Technologies,
		Inc	51,243
1,400		Matthews International
		Corp (Class A)	46,480
3,300	*	Maverick Tube Corp	77,715
1,100		Mueller Industries, Inc	37,389
4,400		Quanex Corp	186,956

132 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—(Continued)
800	*	RTI International Metals,
		Inc	$ 12,664
2,200		Ryerson Tull, Inc	28,798
1,350		Schnitzer Steel
		Industries, Inc
		(Class A)	43,281
2,100	*	Steel Dynamics, Inc	52,038
3,100		Texas Industries, Inc	112,065
5,100		Tredegar Corp	74,613

		TOTAL PRIMARY METAL
		INDUSTRIES	3,748,628

PRINTING AND PUBLISHING—1.11%
9,600	*	American Greetings Corp
		(Class A)	218,592
4,100		Banta Corp	189,789
1,600		Bowne & Co, Inc	27,360
2,300	*	Consolidated Graphics, Inc	88,435
600		Courier Corp	26,850
250		CSS Industries, Inc	8,313
1,600		Ennis Business Forms, Inc	26,784
26,800		Harland (John H.) Co	834,016
11,800		Hollinger International, Inc	233,640
1,300	*	Information Holdings, Inc	26,806
8,200	*	Journal Register Co	171,380
2,800	*	Mail-Well, Inc	12,516
1,300		New England Business
		Services, Inc	44,005
22,700	*	Primedia, Inc	61,290
300		Pulitzer, Inc	14,475
1,100		Standard Register Co	17,633
3,000		Thomas Nelson, Inc	81,660

		TOTAL PRINTING AND
		PUBLISHING	2,083,544

RAILROAD TRANSPORTATION—0.08%
1,800		Florida East Coast
		Industries	64,476
900	*	Genesee & Wyoming, Inc
		(Class A)	22,230
4,100	*	Kansas City Southern
		Industries, Inc	56,990

		TOTAL RAILROAD
		TRANSPORTATION	143,696

REAL ESTATE—0.16%
123	*	Avatar Holdings, Inc	4,611
600		Consolidated-Tomoka
		Land Co	22,272
1,300	*	Jones Lang LaSalle, Inc	33,423
2,000	*	Orleans Homebuilders, Inc	48,100
14,424	*	Stewart Enterprises, Inc
		(Class A)	104,862

625	*	Tarragon Realty
		Investors, Inc	$ 8,906
5,400	*	Trammell Crow Co	75,762
200		United Capital Corp	4,376

		TOTAL REAL ESTATE	302,312

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.64%
1,300		Bandag, Inc	64,701
13,900		Cooper Tire & Rubber Co	280,085
55,400	*	Goodyear Tire & Rubber Co	473,116
200	*	Gundle/SLT
		Environmental, Inc	3,684
1,300	*	Jarden Corp	46,163
1,100		Myers Industries, Inc	13,530
300		Quixote Corp	6,309
1,202		Schulman (A.), Inc	23,619
4,000		Spartech Corp	99,600
9,000		Tupperware Corp	160,290
2,700	*	Vans, Inc	39,960

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	1,211,057

SECURITY AND COMMODITY BROKERS—1.15%
20,700	*	Affiliated Managers
		Group, Inc	1,129,806
3,800		First Albany Cos, Inc	52,592
300		Gabelli Asset
		Management, Inc
		(Class A)	12,084
38,900	*	Investment Technology
		Group, Inc	595,170
16,463	*	Knight Trading Group, Inc	208,422
300		Sanders Morris Harris
		Group, Inc	3,591
9,000		SWS Group, Inc	161,190
200		Value Line, Inc	10,546

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,173,401

SOCIAL SERVICES—0.02%
800	*	Bright Horizons Family
		Solutions, Inc	37,728

		TOTAL SOCIAL SERVICES	37,728

SPECIAL TRADE CONTRACTORS—0.57%
7,809	*	Bookham Technology plc
		(Spon ADR)	17,024
8,500	*	Dycom Industries, Inc	225,420
1,700	*	EMCOR Group, Inc	62,390
46,400	*	Integrated Electrical
		Services, Inc	521,536
2,000	*	Matrix Service Co	27,060

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 133

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

SPECIAL TRADE CONTRACTORS— (Continued)
21,400	*	Quanta Services, Inc	$ 151,512
1,300		Roto-Rooter, Inc	65,715

		TOTAL SPECIAL TRADE
		CONTRACTORS	1,070,657

STONE, CLAY, AND GLASS PRODUCTS—0.48%
8,100		Ameron International
		Corp	273,213
2,500		Apogee Enterprises, Inc	30,825
2,300	*	Cabot Microelectronics
		Corp	97,152
400		CARBO Ceramics, Inc	25,180
5,600		Eagle Materials, Inc	329,560
2,000		Libbey, Inc	51,860
5,100	b*	USG Corp	89,199

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	896,989

TEXTILE MILL PRODUCTS—0.09%
4,600		Albany International
		Corp (Class A)	123,694
200	*	Hampshire Group Ltd	6,096
6,100	*	Interface, Inc (Class A)	48,495

		TOTAL TEXTILE MILL
		PRODUCTS	178,285

TOBACCO PRODUCTS—0.12%
4,400		Universal Corp (Virginia)	223,608

		TOTAL TOBACCO
		PRODUCTS	223,608

TRANSPORTATION BY AIR—1.22%
5,900	*	Airtran Holdings, Inc	70,092
3,200	*	Alaska Air Group, Inc	78,912
5,200	*	America West Holdings
		Corp (Class B)	49,556
17,000	*	AMR Corp	216,410
15,554	*	Atlantic Coast Airlines
		Holdings, Inc	113,078
18,300	*	Continental Airlines,
		Inc (Class B)	229,299
45,100	*	ExpressJet Holdings, Inc	561,044
2,100	*	Forward Air Corp	69,027
7,598	*	Frontier Airlines, Inc	79,171
2,300	*	MAIR Holdings, Inc	21,022
26,615	*	Mesa Air Group, Inc	219,840
46,773	*	Northwest Airlines Corp	472,875
1,700	*	Offshore Logistics, Inc	39,185
400	*	Petroleum Helicopters
		(Vote)	9,880

3,600		Skywest, Inc	$ 69,264

		TOTAL TRANSPORTATION
		BY AIR	2,298,655

TRANSPORTATION EQUIPMENT—1.31%
20,600	*	AAR Corp	252,968
2,400	*	Aftermarket Technology
		Corp	35,256
2,500		Arctic Cat, Inc	63,725
2,700		Clarcor, Inc	119,205
800		Coachmen Industries, Inc	13,344
800	*	Ducommun, Inc	18,696
1,500	*	Dura Automotive Systems,
		Inc	19,935
1,100	*	Fairchild Corp (Class A)	5,478
3,400		Federal Signal Corp	67,490
4,100	*	Fleetwood Enterprises, Inc	50,348
2,300		GenCorp, Inc	24,909
1,300		Heico Corp	20,397
2,400		Kaman Corp (Class A)	35,832
900		Marine Products Corp	12,591
2,300		Monaco Coach Corp	61,640
1,700		shkosh Truck Corp	94,690
200	*	Sequa Corp (Class A)	9,880
100	*	Sports Resorts
		International, Inc	391
300		Standard Motor Products,
		Inc	4,704
400	*	Strattec Security Corp	25,308
6,000	*	Teledyne Technologies, Inc	112,200
13,800	*	Tenneco Automotive, Inc	175,122
3,300		Thor Industries, Inc	88,638
3,700		Trinity Industries, Inc	102,860
1,400	*	Triumph Group, Inc	46,270
23,600		Visteon Corp	225,852
1,500	*	Wabash National Corp	35,400
3,900		Wabtec Corp	55,536
22,200		Winnebago Industries, Inc	691,974

		TOTAL TRANSPORTATION
		EQUIPMENT	2,470,639

TRANSPORTATION SERVICES—0.20%
500		Ambassadors Group, Inc	12,365
300		Ambassadors
		International, Inc	3,915
3,525	*	EGL, Inc	63,309
8,200		GATX Corp	181,794
2,800	*	Pacer International, Inc	61,712
4,400	*	RailAmerica, Inc	53,020

		TOTAL TRANSPORTATION
		SERVICES	376,115

134 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

TRUCKING AND WAREHOUSING—0.59%
6,695		Arkansas Best Corp	$ 179,359
175	*	Covenant Transport, Inc
		(Class A)	3,155
4,400		Heartland Express, Inc	100,232
11,000	*	Landstar System, Inc	450,340
500	*	Old Dominion Freight Line	16,850
300	*	P.A.M. Transportation
		Services	5,190
2,600	*	SCS Transportation, Inc	56,680
500	*	U.S. Xpress Enterprises,
		Inc (Class A)	7,105
1,700		USF Corp	58,174
7,097	*	Yellow Roadway Corp	238,956

		TOTAL TRUCKING AND
		WAREHOUSING	1,116,041

WATER TRANSPORTATION—0.23%
5,600		Alexander & Baldwin, Inc	185,248
700	*	Gulfmark Offshore, Inc	10,997
2,100	*	Kirby Corp	70,959
700		Maritrans, Inc	10,997
3,900		Overseas Shipholding
		Group, Inc	142,350
1,100	*	Seabulk International, Inc	9,790

		TOTAL WATER
		TRANSPORTATION	430,341

WHOLESALE TRADE-DURABLE GOODS—2.15%
500	*	1-800 Contacts, Inc	8,805
900		Action Performance Cos,
		Inc	13,743
878		Agilysys, Inc	10,448
1,200	*	Alliance Imaging, Inc	4,680
9,500		Anixter International, Inc	268,375
1,900		Applied Industrial
		Technologies, Inc	43,168
1,800	*	Audiovox Corp (Class A)	36,000
1,800	*	Aviall, Inc	27,360
6,184	*	BioVeris Corp	73,280
1,900	*	Boyds Collection Ltd	4,769
6,900		Commercial Metals Co	219,696
800	*	Compucom Systems, Inc	4,392
1,200	*	Department 56, Inc	17,736
1,443	*	Global Imaging Systems,
		Inc	47,936
24,900		Handleman Co	596,106
18,200		Hughes Supply, Inc	953,680
2,100	*	Imagistics International,
		Inc	92,505
14,638	*	Insight Enterprises, Inc	281,782
750	*	Insurance Auto Auctions,
		Inc	10,898

100	*	Keystone Automotive
		Industries, Inc	$ 2,736
500		Lawson Products, Inc	16,305
2,200		Owens & Minor, Inc	55,660
5,600		Pep Boys-Manny Moe &
		Jack	155,400
3,600		Pomeroy IT Solutions, Inc	52,200
5,100	*	PSS World Medical, Inc	57,069
8,800		Reliance Steel &
		Aluminum Co	309,320
14,700	*	Safeguard Scientifics, Inc	54,684
888	*	Scansource, Inc	42,571
3,150	*	SCP Pool Corp	117,369
1,444	*	TBC Corp	42,410
12,800		Watsco, Inc	371,200
1,600	*	WESCO International, Inc	23,840
1,900	*	Zoran Corp	32,984

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	4,049,107

WHOLESALE TRADE-NONDURABLE GOODS—1.48%
19,200		Acuity Brands, Inc	458,496
300	*	Allscripts Healthcare
		Solutions, Inc	2,910
300	*	Central European
		Distribution Corp	9,702
38,700	*	Chiquita Brands
		International, Inc	806,895
3,600		D&K Healthcare
		Resources, Inc	36,900
1,400		DIMON, Inc	9,940
5,500		Getty Realty Corp	146,135
300	*	Green Mountain
		Coffee, Inc	6,048
300	*	Hain Celestial Group, Inc	6,627
400	*	Maui Land & Pineapple Co	13,864
7,900	*	Men’s Wearhouse, Inc	209,903
1,100		Nash Finch Co	26,048
6,800		Nu Skin Enterprises, Inc
		(Class A)	137,020
10,855		Perrigo Co	217,643
300	*	Perry Ellis International,
		Inc	8,247
5,600	*	Plains Resources, Inc	101,808
1,796	*	Priority Healthcare Corp
		(Class B)	38,237
3,300		Russell Corp	60,258
2,300	*	School Specialty, Inc	81,811
1,200	*	Smart & Final, Inc	13,776
100		Standard Commercial
		Corp	1,855

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 135

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
6,600		Stride Rite Corp	$ 70,026
1,583	*	Tractor Supply Co	61,281
900	*	United Natural Foods, Inc	43,281
4,979	*	United Stationers, Inc	209,616
700		Valhi, Inc	8,834

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	2,787,161

		TOTAL COMMON STOCK
		(Cost $165,845,000)	187,890,677

		TOTAL PORTFOLIO—
		99.73%
		(Cost $165,845,000)	187,890,677
		OTHER ASSETS &
		LIABILITIES, NET—
		0.27%	516,904

		NET ASSETS—100.00%	$188,407,581

*	Non-income producing
b	In bankruptcy
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

136 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement And Recreation Services	$ 50,096	0.13%
Apparel and Accessory Stores	295,285	0.76
Apparel and Other Textile Products	5,544	0.01
Automotive Dealers and Service Stations	87,701	0.22
Building Materials and Garden Supplies	950,367	2.43
Business Services	4,188,584	10.72
Chemicals and Allied Products	6,629,334	16.97
Coal Mining	5,360	0.01
Communications	1,071,516	2.74
Depository Institutions	504,824	1.29
Eating and Drinking Places	228,407	0.59
Educational Services	179,837	0.46
Electric, Gas, and Sanitary Services	144,906	0.37
Electronic and Other Electric Equipment	5,608,317	14.35
Engineering and Management Services	363,630	0.93
Fabricated Metal Products	234,470	0.60
Food and Kindred Products	1,926,145	4.93
Food Stores	135,680	0.35
Furniture and Fixtures	69,551	0.18
Furniture and Homefurnishings Stores	258,126	0.66
General Building Contractors	32,342	0.08
General Merchandise Stores	1,709,416	4.38
Health Services	446,654	1.14
Holding and Other Investment Offices	38,628	0.10
Hotels and Other Lodging Places	83,551	0.21
Industrial Machinery and Equipment	3,936,807	10.08
Instruments and Related Products	1,743,344	4.46
Insurance Agents, Brokers and Service	246,216	0.63
Insurance Carriers	1,344,752	3.44
Leather and Leather Products	59,232	0.15
Metal Mining	147,658	0.38
Miscellaneous Manufacturing Industries	60,943	0.16
Miscellaneous Retail	721,575	1.85
Motion Pictures	171,958	0.44
Nondepository Institutions	1,312,264	3.36
Oil and Gas Extraction	253,858	0.65
Paper and Allied Products	82,760	0.21
Personal Services	127,049	0.33
Primary Metal Industries	3,834	0.01

Printing and Publishing	$ 206,264	0.53%
Real Estate	8,138	0.02
Rubber and Miscellaneous Plastics Products	127,417	0.33
Security and Commodity Brokers	345,633	0.89
Stone, Clay, and Glass Products	58,065	0.15
Textile Products	8,235	0.02
Tobacco Products	185,130	0.47
Transportation by Air	127,879	0.33
Transportation Equipment	541,461	1.39
Transportation Services	48,393	0.12
Trucking and Warehousing	269,845	0.69
Wholesale Trade-Durable Goods	1,142,442	2.92
Wholesale Trade-Nondurable Goods	489,786	1.25

TOTAL COMMON STOCK (Cost $30,477,277)	39,019,209	99.87

TOTAL PORTFOLIO (Cost $30,477,277)	39,019,209	99.87
OTHER ASSETS & LIABILITIES, NET	51,344	0.13

NET ASSETS	$39,070,553	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.87%
AMUSEMENT AND RECREATION SERVICES—0.13%
500		Harrah’s Entertainment,
		Inc	$ 27,445
200		International Speedway
		Corp (Class A)	9,400
300		Station Casinos, Inc	13,251

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	50,096

APPAREL AND ACCESSORY STORES—0.76%
700		Abercrombie & Fitch Co
		(Class A)	23,688
600	*	Chico’s FAS, Inc	27,840
500		Claire’s Stores, Inc	10,420
4,800		Gap, Inc	105,216
1,100		Ross Stores, Inc	33,671
100		Talbots, Inc	3,578
3,700		TJX Cos, Inc	90,872

		TOTAL APPAREL AND
		ACCESSORY STORES	295,285

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 137

  Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.01%
100	*	Columbia Sportswear Co	$ 5,544

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	5,544

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.22%
400	*	Advance Auto Parts	16,268
500	*	Autozone, Inc	42,985
700	*	Carmax, Inc	20,440
200	*	O’Reilly Automotive, Inc	8,008

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	87,701

BUILDING MATERIALS AND GARDEN SUPPLIES—2.43%
400		Fastenal Co	21,476
16,600		Home Depot, Inc	620,176
5,500		Lowe’s Cos	308,715

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	950,367

BUSINESS SERVICES—10.72%
300		Acxiom Corp	6,588
1,700		Adobe Systems, Inc	67,031
700	*	Affiliated Computer
		Services, Inc (Class A)	36,330
100	*	Alliance Data Systems Corp	3,355
4,100		Automatic Data Processing,
		Inc	172,200
2,600	*	BEA Systems, Inc	33,176
700	*	Bisys Group, Inc	11,732
1,500	*	BMC Software, Inc	29,325
1,100	*	Brocade Communications
		Systems, Inc	7,326
500	*	Cadence Design Systems,
		Inc	7,370
1,700		Cendant Corp	41,463
500	*	Ceridian Corp	9,855
400		Certegy, Inc	14,008
200	*	Checkfree Corp	5,892
600	*	ChoicePoint, Inc	22,818
1,200	*	Citrix Systems, Inc	25,944
400	*	Cognizant Technology
		Solutions Corp	18,100
2,600		Computer Associates
		International, Inc	69,836
100	*	Convergys Corp	1,520
600	*	DoubleClick, Inc	6,750
500	*	DST Systems, Inc	22,675
500	*	Dun & Bradstreet Corp	26,750
1,600	*	Electronic Arts, Inc	86,336
800		Equifax, Inc	20,656

100		Factset Research Systems,
		Inc	$ 4,256
450		Fair Isaac Corp	16,236
6,604		First Data Corp	278,425
1,300	*	Fiserv, Inc	46,501
200	*	Getty Images, Inc	10,796
300		GTECH Holdings Corp	17,742
500		Henry (Jack) & Associates,
		Inc	9,630
1,800		IMS Health, Inc	41,868
100	*	Interactive Data Corp	1,778
100	*	Interpublic Group Of Cos,
		Inc	1,538
1,300	*	Intuit, Inc	58,344
500	*	Iron Mountain, Inc	22,315
2,400	*	Juniper Networks, Inc	62,424
400	*	Lamar Advertising Co	16,088
400	*	Macromedia, Inc	8,028
400		Manpower, Inc	18,600
600	*	Mercury Interactive Corp	26,880
64,600		Microsoft Corp	1,613,062
700	*	Monster Worldwide, Inc	18,340
300		National Instruments Corp	9,438
400	*	NetScreen Technologies,
		Inc	14,572
900	*	Network Associates, Inc	16,200
1,100	*	Novell, Inc	12,518
1,400		Omnicom Group, Inc	112,350
28,000	*	Oracle Corp	336,280
900	*	Peoplesoft, Inc	16,641
200	*	Pixar	12,892
600	*	RealNetworks, Inc	3,600
900	*	Red Hat, Inc	20,574
400	*	Rent-A-Center, Inc	13,196
500		Reynolds & Reynolds Co
		(Class A)	14,205
1,100	*	Robert Half International,
		Inc	25,982
1,700	*	Siebel Systems, Inc	19,567
1,900	*	SunGard Data Systems, Inc	52,060
2,200	*	Symantec Corp	101,860
1,000	*	Synopsys, Inc	28,960
300		Total System Services, Inc	6,321
1,600	*	Unisys Corp	22,848
1,000	*	VeriSign, Inc	16,590
3,000	*	Veritas Software Corp	80,730
300		Viad Corp	7,251
1,900	*	WebMD Corp	16,891
600	*	Westwood One, Inc	17,670
3,900	*	Yahoo!, Inc	189,501

		TOTAL BUSINESS SERVICES	4,188,584

138 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—16.97%
11,300		Abbott Laboratories	$ 464,430
900		Allergan, Inc	75,744
100	*	American Pharmaceutical
		Partners, Inc	4,694
9,300	*	Amgen, Inc	540,981
700	*	Amylin Pharmaceuticals,
		Inc	16,583
400	*	Andrx Corp	10,880
700		Avery Dennison Corp	43,547
300		Avon Products, Inc	22,761
450	*	Barr Pharmaceuticals, Inc	20,655
2,065	*	Biogen Idec, Inc	114,814
7,000		Bristol-Myers Squibb Co	169,610
400	*	Cephalon, Inc	22,924
300	*	Charles River Laboratories
		International, Inc	12,855
600	*	Chiron Corp	26,406
200		Church & Dwight Co, Inc	8,662
600		Clorox Co	29,346
3,500		Colgate-Palmolive Co	192,850
600		Dow Chemical Co	24,168
800		Du Pont (E.I.) de Nemours
		& Co	33,776
1,400		Ecolab, Inc	39,942
100	*	Eon Labs, Inc	6,708
700		Estee Lauder Cos (Class A)	31,038
2,500	*	Forest Laboratories, Inc	179,050
1,500	*	Genentech, Inc	158,730
1,400	*	Genzyme Corp	65,856
1,400	*	Gilead Sciences, Inc	78,078
4,600		Gillette Co	179,860
400	*	Human Genome Sciences,
		Inc	5,012
200	*	ICOS Corp	7,410
200	*	Idexx Laboratories, Inc	11,374
400	*	ImClone Systems, Inc	20,344
300		International Flavors &
		Fragrances, Inc	10,650
100	*	Invitrogen Corp	7,169
1,000	*	IVAX Corp	22,770
500	*	King Pharmaceuticals, Inc	8,420
7,000		Lilly (Eli) & Co	468,300
400		Medicis Pharmaceutical
		Corp (Class A)	16,000
1,800	*	MedImmune, Inc	41,544
7,200		Merck & Co, Inc	318,168
900	*	Millennium
		Pharmaceuticals, Inc	15,210
1,950		Mylan Laboratories, Inc	44,324
100	*	Neurocrine Biosciences, Inc	5,910
57,000		Pfizer, Inc	1,997,850

200	*	Pharmaceutical Resources,
		Inc	$ 11,372
700		Praxair, Inc	25,984
6,000		Procter & Gamble Co	629,280
500	*	Protein Design Labs, Inc	11,910
600	*	Sepracor, Inc	28,860
200		Sigma-Aldrich Corp	11,068
114		Teva Pharmaceutical
		Industries Ltd (Spon ADR)	7,229
200		Valeant Pharmaceuticals
		International	4,774
100	*	Watson Pharmaceuticals,
		Inc	4,279
8,500		Wyeth	319,175

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	6,629,334

COAL MINING—0.01%
200		Consol Energy, Inc	5,360

		TOTAL COAL MINING	5,360

COMMUNICATIONS—2.74%
600	*	American Tower Corp
		(Class A)	6,810
7,200	*	AT&T Wireless Services, Inc	97,992
500	*	Cablevision Systems Corp
		(Class A)	11,440
1,800		Clear Channel
		Communications, Inc	76,230
5,931	*	Comcast Corp (Class A)	170,457
900	*	Comcast Corp
		(Special Class A)	25,092
500	*	Cox Communications, Inc
		(Class A)	15,800
100	*	Cox Radio, Inc (Class A)	2,130
300	*	Crown Castle International
		Corp	3,789
2,551	*	DIRECTV Group, Inc	39,234
1,600	*	EchoStar Communications
		Corp (Class A)	52,400
300	*	Entercom Communications
		Corp	13,581
100	*	Entravision
		Communications Corp
		(Class A)	897
700	*	Foundry Networks, Inc	12,019
500	*	Fox Entertainment Group,
		Inc (Class A)	13,550
200		Global Payments, Inc	9,016
200	*	IDT Corp	3,974
2,300	*	InterActiveCorp	72,657
6,300	*	Nextel Communications,
		Inc (Class A)	155,799

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 139

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
500	*	Nextel Partners, Inc
		(Class A)	$ 6,330
2,100	*	Qwest Communications
		International, Inc	9,051
300	*	Radio One, Inc (Class D)	5,550
5,600	*	Sprint Corp (PCS Group)	51,520
100		Telephone & Data Systems,
		Inc	7,087
128	*	UnitedGlobalcom, Inc
		(Class A)	1,087
1,000	*	Univision Communications,
		Inc (Class A)	33,010
4,400		Viacom, Inc (Class B)	172,524
100	*	West Corp	2,490

		TOTAL COMMUNICATIONS	1,071,516

DEPOSITORY INSTITUTIONS—1.29%
900		Bank Of New York Co, Inc	28,350
400		Commerce Bancorp, Inc	26,352
3,600		Fifth Third Bancorp	199,332
200		First Bancorp (Puerto Rico)	8,320
100		First Tennessee National
		Corp	4,770
200		Hudson City Bancorp, Inc	7,568
1,300		Mellon Financial Corp	40,677
933		New York Community
		Bancorp, Inc	31,983
300		North Fork Bancorp, Inc	12,696
100		Northern Trust Corp	4,659
300		SouthTrust Corp	9,948
300		State Street Corp	15,639
2,000		Synovus Financial Corp	48,900
300		TCF Financial Corp	15,321
200		Valley National Bancorp	5,594
700		Wells Fargo & Co	39,669
100		Westamerica Bancorp	5,046

		TOTAL DEPOSITORY
		INSTITUTIONS	504,824

EATING AND DRINKING PLACES—0.59%
400		Applebee’s International,
		Inc	16,540
500		Aramark Corp (Class B)	13,705
700	*	Brinker International, Inc	26,551
200		CBRL Group, Inc	7,928
1,000		Darden Restaurants, Inc	24,790
400	*	Krispy Kreme Doughnuts,
		Inc	13,736
300		Outback Steakhouse, Inc	14,610
400		Ruby Tuesday, Inc	12,860
300	*	The Cheesecake Factory,
		Inc	13,839
100		Wendy’s International, Inc	4,069

2,100	*	Yum! Brands, Inc	$ 79,779

		TOTAL EATING AND
		DRINKING PLACES	228,407

EDUCATIONAL SERVICES—0.46%
900	*	Apollo Group, Inc (Class A)	77,499
100	*	Apollo Group, Inc
		(University Of Phoenix
		Online)	8,702
700	*	Career Education Corp	39,648
600	*	Corinthian Colleges, Inc	19,836
400	*	DeVry, Inc	12,060
400	*	Education Management
		Corp	12,732
300	*	ITT Educational Services,
		Inc	9,360

		TOTAL EDUCATIONAL
		SERVICES	179,837

ELECTRIC, GAS, AND SANITARY SERVICES—0.37%
2,900	*	AES Corp	24,737
500	*	Allied Waste Industries, Inc	6,655
500		Kinder Morgan, Inc	31,510
200	*	Stericycle, Inc	9,572
2,400		Waste Management, Inc	72,432

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	144,906

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—14.35%
2,400	*	ADC Telecommunications,
		Inc	6,960
300		Adtran, Inc	9,009
200	*	Advanced Fibre
		Communications, Inc	4,406
800	*	Advanced Micro Devices,
		Inc	12,984
11,300	*	Agere Systems, Inc
		(Class B)	35,256
2,800	*	Altera Corp	57,260
200		Ametek, Inc	5,128
700	*	Amkor Technology, Inc	10,241
200	*	Amphenol Corp (Class A)	5,940
2,600		Analog Devices, Inc	124,826
900	*	Applied Micro Circuits Corp	5,175
1,300	*	Atmel Corp	8,450
1,600	*	Broadcom Corp (Class A)	62,672
1,700	*	CIENA Corp	8,449
600	*	Comverse Technology, Inc	10,884
500	*	Cree, Inc	11,150
500	*	Cypress Semiconductor
		Corp	10,235
500		Emerson Electric Co	29,960

140 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
100	*	Energizer Holdings, Inc	$ 4,669
300	*	Fairchild Semiconductor
		International, Inc	7,209
100	*	Gemstar-TV Guide
		International, Inc	671
72,200		General Electric Co	2,203,544
400		Harman International
		Industries, Inc	31,840
100		Harris Corp	4,841
400	*	Integrated Circuit Systems,
		Inc	10,012
300	*	Integrated Device
		Technology, Inc	4,500
47,200		Intel Corp	1,283,840
400	*	Interdigital
		Communications Corp	6,992
200	*	International Rectifier Corp	9,198
400		Intersil Corp (Class A)	8,916
1,000	*	Jabil Circuit, Inc	29,430
10,000	*	JDS Uniphase Corp	40,700
300		L-3 Communications
		Holdings, Inc	17,844
2,300		Linear Technology Corp	85,146
900	*	LSI Logic Corp	8,406
2,300		Maxim Integrated Products,
		Inc	108,307
600		Maytag Corp	18,942
700	*	McData Corp (Class A)	4,928
100	*	MEMC Electronic Materials,
		Inc	915
1,500		Microchip Technology, Inc	39,840
1,700	*	Micron Technology, Inc	28,407
800		Molex, Inc	24,312
6,800		Motorola, Inc	119,680
1,100	*	National Semiconductor
		Corp	48,873
900	*	Novellus Systems, Inc	28,611
1,100	*	Nvidia Corp	29,139
1,200	*	PMC-Sierra, Inc	20,364
300	*	Polycom, Inc	6,369
700	*	QLogic Corp	23,107
5,700		Qualcomm, Inc	378,594
600	*	Rambus, Inc	16,818
600		Rockwell Collins, Inc	18,966
1,600	*	Sanmina-SCI Corp	17,616
200	*	Silicon Laboratories, Inc	10,576
1,100	*	Tellabs, Inc	9,493
12,500		Texas Instruments, Inc	365,250
500	*	Utstarcom, Inc	14,380
100		Whirlpool Corp	6,887

2,400	*	Xilinx, Inc	$ 91,200

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	5,608,317

ENGINEERING AND MANAGEMENT SERVICES—0.93%
400	*	Affymetrix, Inc	13,500
300	*	BearingPoint, Inc	3,216
600	*	Celgene Corp	28,590
300		Corporate Executive Board
		Co	14,100
2,900		Halliburton Co	88,131
100	*	Hewitt Associates, Inc	3,201
300	*	Jacobs Engineering Group,
		Inc	13,380
900		Moody’s Corp	63,720
2,400		Paychex, Inc	85,440
300	*	Pharmaceutical Product
		Development, Inc	8,937
500		Quest Diagnostics, Inc	41,415

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	363,630

FABRICATED METAL PRODUCTS—0.60%
200	*	Alliant Techsystems, Inc	10,880
300		Ball Corp	20,334
800		Danaher Corp	74,696
1,200		Illinois Tool Works, Inc	95,076
1,100		Masco Corp	33,484

		TOTAL FABRICATED METAL
		PRODUCTS	234,470

FOOD AND KINDRED PRODUCTS—4.93%
6,000		Anheuser-Busch Cos, Inc	306,000
700		Campbell Soup Co	19,089
13,200		Coca-Cola Co	663,960
400		Coca-Cola Enterprises, Inc	9,668
100	*	Constellation Brands, Inc
		(Class A)	3,210
600	*	Del Monte Foods Co	6,750
1,300		General Mills, Inc	60,684
1,000		H.J. Heinz Co	37,290
400		Hershey Foods Corp	33,140
800		Kellogg Co	31,392
700		McCormick & Co, Inc
		(Non-Vote)	23,464
1,000		Pepsi Bottling Group, Inc	29,750
11,000		PepsiCo, Inc	592,350
2,300		Sara Lee Corp	50,278
1,000		Wrigley (Wm.) Jr Co	59,120

		TOTAL FOOD AND KINDRED
		PRODUCTS	1,926,145

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 141

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

FOOD STORES—0.35%
2,800	*	Starbucks Corp	$ 105,700
400		Whole Foods Market, Inc	29,980

		TOTAL FOOD STORES	135,680

FURNITURE AND FIXTURES—0.18%
500		Herman Miller, Inc	13,315
100		Hillenbrand Industries, Inc	6,789
200		HON Industries, Inc	7,432
500		Leggett & Platt, Inc	11,855
1,300		Newell Rubbermaid, Inc	30,160

		TOTAL FURNITURE AND
		FIXTURES	69,551

FURNITURE AND HOMEFURNISHINGS STORES—0.66%
2,100	*	Bed Bath & Beyond, Inc	87,696
1,900		Best Buy Co, Inc	98,268
500		Pier 1 Imports, Inc	11,850
1,200		RadioShack Corp	39,792
600	*	Williams-Sonoma, Inc	20,520

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	258,126

GENERAL BUILDING CONTRACTORS—0.08%
400		Centex Corp	21,624
150		D.R. Horton, Inc	5,315
100		Lennar Corp (Class A)	5,403

		TOTAL GENERAL BUILDING
		CONTRACTORS	32,342

GENERAL MERCHANDISE STORES—4.38%
300	*	99 Cents Only Stores	7,326
400	*	Big Lots, Inc	5,800
1,300	*	Costco Wholesale Corp	48,828
2,000		Dollar General Corp	38,400
800	*	Dollar Tree Stores, Inc	24,712
1,100		Family Dollar Stores, Inc	39,545
2,100	*	Kohl’s Corp	101,493
6,600		Target Corp	297,264
19,200		Wal-Mart Stores, Inc	1,146,048

		TOTAL GENERAL
		MERCHANDISE STORES	1,709,416

HEALTH SERVICES—1.14%
400	*	Apria Healthcare Group, Inc	11,976
2,867	*	Caremark Rx, Inc	95,328
200	*	Community Health
		Systems, Inc	5,566
450	*	Coventry Health Care, Inc	19,049
400	*	DaVita, Inc	19,100
400	*	Express Scripts, Inc	29,836
600	*	First Health Group Corp	13,116
2,800		HCA, Inc	113,736

1,700		Health Management
		Associates, Inc (Class A)	$ 39,457
1,000	*	Laboratory Corp Of
		America Holdings	39,250
700	*	Lincare Holdings, Inc	21,994
100		Manor Care, Inc	3,529
200	*	Renal Care Group, Inc	9,152
500	*	Tenet Healthcare Corp	5,580
200	*	Triad Hospitals, Inc	6,164
300		Universal Health Services,
		Inc (Class B)	13,821

		TOTAL HEALTH SERVICES	446,654

HOLDING AND OTHER INVESTMENT OFFICES—0.10%
100		Chelsea Property Group, Inc	6,294
100		Cousins Properties, Inc	3,279
400		Friedman Billings Ramsey
		Group, Inc	10,796
100		Mills Corp	5,329
300		Popular, Inc	12,930

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	38,628

HOTELS AND OTHER LODGING PLACES—0.21%
1,100		Hilton Hotels Corp	17,875
200		Mandalay Resort Group	11,452
800		Marriott International, Inc
		(Class A)	34,040
100	*	MGM Mirage	4,534
300		Starwood Hotels & Resorts
		Worldwide, Inc	12,150
100	*	Wynn Resorts Ltd	3,500

		TOTAL HOTELS AND OTHER
		LODGING PLACES	83,551

INDUSTRIAL MACHINERY AND EQUIPMENT—10.08%
5,000		3M Co	409,350
400	*	American Standard Cos,
		Inc	45,500
12,000	*	Applied Materials, Inc	256,560
200	*	Avocent Corp	7,358
1,900		Baker Hughes, Inc	69,312
600		Black & Decker Corp	34,164
50,700	*	Cisco Systems, Inc	1,192,464
300	*	Cooper Cameron Corp	13,215
16,500	*	Dell, Inc	554,730
400		Donaldson Co, Inc	10,612
300		Dover Corp	11,631
17,000	*	EMC Corp	231,370
400	*	Emulex Corp	8,516
400	*	FMC Technologies, Inc	10,812

142 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
450		Graco, Inc	$ 13,100
600	*	Grant Prideco, Inc	9,300
5,800		International Business
		Machines Corp	532,672
2,400		International Game
		Technology	107,904
600		ITT Industries, Inc	45,798
1,000	*	Lam Research Corp	25,210
800	*	Lexmark International, Inc	73,600
500	*	Maxtor Corp	4,075
300	*	National-Oilwell, Inc	8,484
2,200	*	Network Appliance, Inc	47,190
700		Pall Corp	15,883
1,100		Pitney Bowes, Inc	46,871
1,000	*	Sandisk Corp	28,370
500	*	Smith International, Inc	26,755
2,400	*	Solectron Corp	13,272
100		SPX Corp	4,548
300	*	Storage Technology Corp	8,349
1,400		Symbol Technologies, Inc	19,320
100		Timken Co	2,323
1,400	*	Western Digital Corp	15,722
800	*	Xerox Corp	11,656
300	*	Zebra Technologies Corp
		(Class A)	20,811

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	3,936,807

INSTRUMENTS AND RELATED PRODUCTS—4.46%
200	*	Agilent Technologies, Inc	6,326
1,300		Applera Corp (Applied
		Biosystems Group)	25,714
300		Bard (C.R.), Inc	29,292
4,300		Baxter International, Inc	132,827
400		Beckman Coulter, Inc	21,816
1,500		Becton Dickinson & Co	72,720
1,900		Biomet, Inc	72,884
100	*	Bio-Rad Laboratories, Inc
		(Class A)	5,637
4,600	*	Boston Scientific Corp	194,948
600		Dentsply International, Inc	26,598
400	*	Edwards Lifesciences Corp	12,780
300	*	Fisher Scientific
		International, Inc	16,512
2,200		Guidant Corp	139,414
1,400	*	KLA-Tencor Corp	70,490
8,800		Medtronic, Inc	420,200
300	*	Mettler-Toledo
		International, Inc	13,320
300	*	Millipore Corp	15,414

300		PerkinElmer, Inc	$ 6,207
200	*	Resmed, Inc	9,038
200	*	Respironics, Inc	10,804
1,300	*	St. Jude Medical, Inc	93,730
500	*	Steris Corp	12,900
1,000		Stryker Corp	88,530
100		Tektronix, Inc	3,271
1,300	*	Teradyne, Inc	30,979
200	*	Thermo Electron Corp	5,656
500	*	Varian Medical Systems,
		Inc	43,155
900	*	Waters Corp	36,756
1,700	*	Zimmer Holdings, Inc	125,426

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	1,743,344

INSURANCE AGENTS, BROKERS AND SERVICE—0.63%
400		Brown & Brown, Inc	15,504
600		Gallagher (Arthur J.) & Co	19,542
3,900		Marsh & McLennan Cos,
		Inc	180,570
900	*	Medco Health Solutions,
		Inc	30,600

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	246,216

INSURANCE CARRIERS—3.44%
400		Aetna, Inc	35,888
2,300		Aflac, Inc	92,322
100		Ambac Financial Group,
		Inc	7,378
8,500		American International
		Group, Inc	606,475
400	*	Anthem, Inc	36,256
100		Fidelity National Financial,
		Inc	3,960
200		HCC Insurance Holdings,
		Inc	6,466
500	*	Health Net, Inc	12,465
600		Oxford Health Plans, Inc	29,310
1,400		Progressive Corp	122,640
100		Radian Group, Inc	4,260
4,246		UnitedHealth Group, Inc	273,612
1,000	*	Wellpoint Health Networks,
		Inc	113,720

		TOTAL INSURANCE
		CARRIERS	1,344,752

LEATHER AND LEATHER PRODUCTS—0.15%
1,300	*	Coach, Inc	53,287
100	*	Timberland Co (Class A)	5,945

		TOTAL LEATHER AND
		LEATHER PRODUCTS	59,232

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 143

  Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

METAL MINING—0.38%
900		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	$ 35,181
1,800		Newmont Mining Corp	83,934
300	*	Phelps Dodge Corp	24,498
100		Southern Peru Copper Corp	4,045

		TOTAL METAL MINING	147,658

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.16%
100	*	Leapfrog Enterprises, Inc	1,935
3,200		Mattel, Inc	59,008

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	60,943

MISCELLANEOUS RETAIL—1.85%
1,600	*	Amazon.com, Inc	69,248
100		Borders Group, Inc	2,374
3,000	*	eBay, Inc	207,990
300	*	Marvel Enterprises, Inc	5,757
400		Michaels Stores, Inc	19,448
100		MSC Industrial Direct Co
		(Class A)	2,995
300		Omnicare, Inc	13,299
1,000		Petsmart, Inc	27,260
2,300	*	Rite Aid Corp	12,512
3,400		Staples, Inc	86,326
800		Tiffany & Co	30,536
7,400		Walgreen Co	243,830

		TOTAL MISCELLANEOUS
		RETAIL	721,575

MOTION PICTURES—0.44%
100		Blockbuster, Inc (Class A)	1,750
7,100	*	Liberty Media Corp
		(Class A)	77,745
3,700		Walt Disney Co	92,463

		TOTAL MOTION PICTURES	171,958

NONDEPOSITORY INSTITUTIONS—3.36%
6,200		American Express Co	321,470
300	*	AmeriCredit Corp	5,109
1,000		Capital One Financial Corp	75,430
600		Doral Financial Corp	21,120
7,100		Fannie Mae	527,885
1,100		Freddie Mac	64,966
5,800		MBNA Corp	160,254
800	*	Providian Financial Corp	10,480
3,000		SLM Corp	125,550

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,312,264

OIL AND GAS EXTRACTION—0.65%
800		Anadarko Petroleum Corp	$ 41,488
1,000	*	BJ Services Co	43,270
1,100		Chesapeake Energy Corp	14,740
200		Diamond Offshore Drilling,
		Inc	4,838
400		ENSCO International, Inc	11,268
800		EOG Resources, Inc	36,712
600	*	Key Energy Services, Inc	6,600
200	*	Newfield Exploration Co	9,586
200		Noble Energy, Inc	9,420
600	*	Patterson-UTI Energy, Inc	21,246
100		Pioneer Natural Resources
		Co	3,230
300	*	Pride International, Inc	5,118
300	*	Rowan Cos, Inc	6,327
200		Tidewater, Inc	5,626
500	*	Varco International, Inc	9,005
100	*	Westport Resources Corp	3,299
875		XTO Energy, Inc	22,085

		TOTAL OIL AND GAS
		EXTRACTION	253,858

PAPER AND ALLIED PRODUCTS—0.21%
1,100		Kimberly-Clark Corp	69,410
600	*	Pactiv Corp	13,350

		TOTAL PAPER AND ALLIED
		PRODUCTS	82,760

PERSONAL SERVICES—0.33%
900		Cintas Corp	39,141
1,300		H & R Block, Inc	66,339
200		Regis Corp	8,888
300	*	Weight Watchers
		International, Inc	12,681

		TOTAL PERSONAL
		SERVICES	127,049

PRIMARY METAL INDUSTRIES—0.01%
200		Worthington Industries, Inc	3,834

		TOTAL PRIMARY METAL
		INDUSTRIES	3,834

PRINTING AND PUBLISHING—0.53%
200		Belo Corp (Class A)	5,552
300		Dow Jones & Co, Inc	14,373
400		Harte-Hanks, Inc	9,368
100		Knight Ridder, Inc	7,325
1,200		McGraw-Hill Cos, Inc	91,368
100		Meredith Corp	5,056
700		New York Times Co
		(Class A)	30,940
200		Scripps (E.W.) Co (Class A)	20,222

144 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

PRINTING AND PUBLISHING—(Continued)
200		Tribune Co	$ 10,088
400		Wiley (John) & Sons, Inc
		(Class A)	11,972

		TOTAL PRINTING AND
		PUBLISHING	206,264

REAL ESTATE—0.02%
200		St. Joe Co	8,138

		TOTAL REAL ESTATE	8,138

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.33%
1,200		Nike, Inc (Class B)	93,444
100		Reebok International Ltd	4,135
600	*	Sealed Air Corp	29,838

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	127,417

SECURITY AND COMMODITY BROKERS—0.89%
100		A.G. Edwards, Inc	3,912
1,700	*	Ameritrade Holding Corp	26,180
100		Blackrock, Inc	6,117
7,700		Charles Schwab Corp	89,397
1,200	*	E*Trade Financial Corp	16,020
500		Eaton Vance Corp	19,060
500		Federated Investors, Inc
		(Class B)	15,715
500		Investors Financial
		Services Corp	20,660
100	*	LaBranche & Co, Inc	1,121
400		Legg Mason, Inc	37,112
142		Lehman Brothers Holdings,
		Inc	11,768
700		Morgan Stanley	40,110
100		Nuveen Investments, Inc	2,786
500		SEI Investments Co	16,500
500		T Rowe Price Group, Inc	26,915
500		Waddell & Reed Financial,
		Inc (Class A)	12,260

		TOTAL SECURITY AND
		COMMODITY BROKERS	345,633

STONE, CLAY, AND GLASS PRODUCTS—0.15%
5,000	*	Corning, Inc	55,900
8		Eagle Materials, Inc	471
29		Eagle Materials, Inc
		(Class B)	1,694

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	58,065

TEXTILE PRODUCTS—0.02%
100	*	Mohawk Industries, Inc	$ 8,235

		TOTAL TEXTILE PRODUCTS	8,235

TOBACCO PRODUCTS—0.47%
3,400		Altria Group, Inc	185,130

		TOTAL TOBACCO
		PRODUCTS	185,130

TRANSPORTATION BY AIR—0.33%
800		FedEx Corp	60,128
600	*	JetBlue Airways Corp	15,174
3,700		Southwest Airlines Co	52,577

		TOTAL TRANSPORTATION
		BY AIR	127,879

TRANSPORTATION EQUIPMENT—1.39%
300		Autoliv, Inc	12,300
4,700		Boeing Co	193,029
200		Delphi Corp	1,992
500		Gentex Corp	21,690
2,200		Harley-Davidson, Inc	117,348
700		Lockheed Martin Corp	31,948
200	*	Navistar International Corp	9,170
400		Polaris Industries, Inc	18,176
200	*	United Defense Industries,
		Inc	6,358
1,500		United Technologies Corp	129,450

		TOTAL TRANSPORTATION
		EQUIPMENT	541,461

TRANSPORTATION SERVICES—0.12%
500		C.H. Robinson Worldwide,
		Inc	20,750
700		Expeditors International Of
		Washington, Inc	27,643

		TOTAL TRANSPORTATION
		SERVICES	48,393

TRUCKING AND WAREHOUSING—0.69%
200	*	Hunt (J.B.) Transport
		Services, Inc	5,634
200	*	Swift Transportation Co,
		Inc	3,434
3,700		United Parcel Service, Inc
		(Class B)	258,408
125		Werner Enterprises, Inc	2,369

		TOTAL TRUCKING AND
		WAREHOUSING	269,845

WHOLESALE TRADE-DURABLE GOODS—2.92%
100	*	Arrow Electronics, Inc	2,546
400		CDW Corp	27,044
21,400		Johnson & Johnson	1,085,408

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 145

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS—(Continued)
400	*	Patterson Dental Co	$ 27,444

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	1,142,442

WHOLESALE TRADE-NONDURABLE GOODS—1.25%
400		AmerisourceBergen Corp	21,868
100		Brown-Forman Corp
		(Class B)	4,766
3,200		Cardinal Health, Inc	220,480
200	*	Endo Pharmaceuticals
		Holdings, Inc	4,884
200	*	Henry Schein, Inc	14,284
1,100		McKesson Corp	33,099
200	*	Performance Food
		Group Co	6,870
4,700		Sysco Corp	183,535

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	489,786

		TOTAL COMMON STOCK
		(Cost $30,477,277)	39,019,209

		TOTAL PORTFOLIO—
		99.87%
		(Cost $30,477,277)	39,019,209
		OTHER ASSETS &
		LIABILITIES, NET—0.13%	51,344

		NET ASSETS—100.00%	$39,070,553

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

146 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 133,964	0.11%
Apparel and Accessory Stores	355,665	0.30
Apparel and Other Textile Products	294,011	0.24
Auto Repair, Services and Parking	45,701	0.04
Automotive Dealers and Service Stations	69,035	0.06
Business Services	2,119,859	1.76
Chemicals and Allied Products	7,348,190	6.11
Coal Mining	32,092	0.03
Communications	9,655,220	8.03
Depository Institutions	24,186,599	20.11
Eating and Drinking Places	912,759	0.75
Electric, Gas, and Sanitary Services	7,833,925	6.51
Electronic and Other Electric Equipment	2,367,650	1.97
Engineering and Management Services	396,260	0.33
Fabricated Metal Products	814,618	0.68
Food and Kindred Products	2,739,978	2.28
Food Stores	639,634	0.53
Forestry	312,632	0.26
Furniture and Fixtures	603,909	0.50
Furniture and Homefurnishings Stores	54,495	0.04
General Building Contractors	659,025	0.54
General Merchandise Stores	1,212,990	1.01
Health Services	304,803	0.25
Holding and Other Investment Offices	6,274,555	5.22
Hotels and Other Lodging Places	340,757	0.28
Industrial Machinery and Equipment	5,686,205	4.73
Instruments and Related Products	1,190,617	0.99
Insurance Agents, Brokers and Service	266,942	0.22
Insurance Carriers	8,077,818	6.72
Lumber and Wood Products	229,768	0.19
Metal Mining	235,548	0.20
Miscellaneous Manufacturing Industries	82,927	0.07
Miscellaneous Retail	612,847	0.51
Motion Pictures	2,847,391	2.37
Nondepository Institutions	1,930,505	1.60
Nonmetallic Minerals, Except Fuels	93,362	0.08
Oil and Gas Extraction	2,368,799	1.97
Paper and Allied Products	1,446,174	1.20
Personal Services	66,921	0.06
Petroleum and Coal Products	9,629,242	8.01

Primary Metal Industries	$ 963,575	0.80%
Printing and Publishing	1,220,073	1.01
Railroad Transportation	908,613	0.75
Real Estate	109,728	0.09
Rubber and Miscellaneous Plastics Products	64,157	0.05
Security and Commodity Brokers	4,170,148	3.47
Stone, Clay, and Glass Products	247,422	0.21
Textile Mill Products	60,198	0.05
Tobacco Products	2,077,023	1.73
Transportation by Air	396,306	0.33
Transportation Equipment	4,060,050	3.38
Transportation Services	68,749	0.06
Trucking and Warehousing	68,264	0.06
Wholesale Trade-Durable Goods	499,695	0.41
Wholesale Trade-Nondurable Goods	332,407	0.28

TOTAL COMMON STOCK (Cost $93,320,329)	119,719,800	99.54

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	1,339,964	1.11

TOTAL SHORT TERM INVESTMENTS (Cost $1,339,964)	1,339,964	1.11

TOTAL PORTFOLIO (Cost $94,660,293)	121,059,764	100.65
OTHER ASSETS & LIABILITIES, NET	(782,932)	(0.65)

NET ASSETS	$120,276,832	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—100.65%
AMUSEMENT AND RECREATION SERVICES—0.11%
6,142	*	Caesars Entertainment,
		Inc	$ 80,092
871		Harrah’s Entertainment,
		Inc	47,809
129		International Speedway
		Corp (Class A)	6,063

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	133,964

APPAREL AND ACCESSORY STORES—0.30%
200		Claire’s Stores, Inc	4,168
2,944		Foot Locker, Inc	75,955
9,522		Limited Brands, Inc	190,440
2,071		Nordstrom, Inc	82,633

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 147

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND ACCESSORY STORES—(Continued)
69		Talbots, Inc	$ 2,469

		TOTAL APPAREL AND
		ACCESSORY STORES	355,665

APPAREL AND OTHER TEXTILE PRODUCTS—0.24%
2,634		Jones Apparel Group, Inc	95,219
2,296		Liz Claiborne, Inc	84,240
850		Polo Ralph Lauren Corp	29,138
1,829		VF Corp	85,414

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	294,011

AUTO REPAIR, SERVICES AND PARKING—0.04%
1,180		Ryder System, Inc	45,701

		TOTAL AUTO REPAIR,
		SERVICES AND
		PARKING	45,701

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.06%
3,638	*	Autonation, Inc	62,028
175	*	O’Reilly Automotive, Inc	7,007

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	69,035

BUSINESS SERVICES—1.76%
8,262	*	3Com Corp	58,330
394		Acxiom Corp	8,652
259	*	Affiliated Computer
		Services, Inc (Class A)	13,442
2,166		Autodesk, Inc	68,489
723		Automatic Data
		Processing, Inc	30,366
200	*	Bisys Group, Inc	3,352
402	*	BMC Software, Inc	7,859
1,903	*	Brocade
		Communications
		Systems, Inc	12,674
4,105	*	Cadence Design
		Systems, Inc	60,508
16,902		Cendant Corp	412,240
1,108	*	Ceridian Corp	21,839
635	*	Checkfree Corp	18,707
2,071		Computer Associates
		International, Inc	55,627
3,807	*	Computer Sciences Corp	153,536
7,466	*	Compuware Corp	55,622
2,813	*	Convergys Corp	42,758
1,028		Deluxe Corp	41,223

500	*	DoubleClick, Inc	$ 5,625
200	*	DST Systems, Inc	9,070
9,689		Electronic Data Systems
		Corp	187,482
500		Equifax, Inc	12,910
122		GTECH Holdings Corp	7,215
767		Imation Corp	28,855
360	*	Interactive Data Corp	6,401
8,450	*	Interpublic Group Of
		Cos, Inc	129,961
275	*	Lamar Advertising Co	11,061
13	*	Macromedia, Inc	261
519		Manpower, Inc	24,134
1,906	*	NCR Corp	83,978
300	*	Network Associates, Inc	5,400
4,439	*	Novell, Inc	50,516
4,057	*	Peoplesoft, Inc	75,014
190	*	Rent-A-Center, Inc	6,268
3,805	*	Siebel Systems, Inc	43,796
69,456	*	Sun Microsystems, Inc	288,937
387	*	SunGard Data Systems,
		Inc	10,604
1,463	*	Unisys Corp	20,892
1,081	*	VeriSign, Inc	17,934
865		Viad Corp	20,907
834	*	WebMD Corp	7,414

		TOTAL BUSINESS
		SERVICES	2,119,859

CHEMICALS AND ALLIED PRODUCTS—6.11%
4,926		Air Products &
		Chemicals, Inc	246,891
1,142		Alberto-Culver Co	50,100
300	*	Andrx Corp	8,160
271		Avery Dennison Corp	16,859
4,281		Avon Products, Inc	324,799
20,786		Bristol-Myers Squibb Co	503,645
1,289		Cabot Corp	42,279
203		Church & Dwight Co, Inc	8,792
1,488		Clorox Co	72,778
1,281		Colgate-Palmolive Co	70,583
818		Cytec Industries, Inc	29,096
17,705		Dow Chemical Co	713,157
19,120		Du Pont (E.I.) de
		Nemours & Co	807,246
1,639		Eastman Chemical Co	69,953
129		Estee Lauder Cos
		(Class A)	5,720
8,473		Gillette Co	331,294
1,200	*	Human Genome
		Sciences, Inc	15,036
561	*	ICOS Corp	20,785

148 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
471		International Flavors &
		Fragrances, Inc	$ 16,721
794	*	Invitrogen Corp	56,922
3,733	*	King Pharmaceuticals,
		Inc	62,864
26,867		Merck & Co, Inc	1,187,253
3,059	*	Millennium
		Pharmaceuticals, Inc	51,697
501	*	Neurocrine Biosciences,
		Inc	29,609
3,656		PPG Industries, Inc	213,145
4,906		Praxair, Inc	182,111
10,091		Procter & Gamble Co	1,058,344
476	*	Protein Design Labs, Inc	11,338
3,435		Rohm & Haas Co	136,850
2,551		RPM International, Inc	42,194
31,614		Schering-Plough Corp	512,779
330	*	Scotts Co (Class A)	21,170
2,596		Sherwin-Williams Co	99,764
821		Sigma-Aldrich Corp	45,434
792		Valeant Pharmaceuticals
		International	18,905
982		Valspar Corp	48,344
2,042	*	Watson Pharmaceuticals,
		Inc	87,377
3,414		Wyeth	128,196

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	7,348,190

COAL MINING—0.03%
690		Peabody Energy Corp	32,092

		TOTAL COAL MINING	32,092

COMMUNICATIONS—8.03%
6,688		Alltel Corp	333,664
2,494	*	American Tower Corp
		(Class A)	28,307
16,921		AT&T Corp	331,144
26,733	*	AT&T Wireless Services,
		Inc	363,836
9,295	*	Avaya, Inc	147,605
39,742		BellSouth Corp	1,100,456
235	*	Cablevision Systems
		Corp (Class A)	5,377
3,061		CenturyTel, Inc	84,147
6,018		Clear Channel
		Communications, Inc	254,862
13,032	*	Comcast Corp (Class A)	374,540
13,100	*	Comcast Corp (Special
		Class A)	365,228
3,484	*	Cox Communications,
		Inc (Class A)	110,094

288	*	Cox Radio, Inc (Class A)	$ 6,134
800	*	Crown Castle
		International Corp	10,104
7,773	*	DIRECTV Group, Inc	119,549
67	*	Entercom
		Communications Corp	3,033
487	*	Entravision
		Communications Corp
		(Class A)	4,368
2,039	*	Fox Entertainment Group,
		Inc (Class A)	55,257
40		Global Payments, Inc	1,803
600		Hearst-Argyle Television,
		Inc	16,134
597	*	IDT Corp	11,862
2,296	*	InterActiveCorp	72,531
11,271	*	Level 3 Communications,
		Inc	45,309
88,929	*	Lucent Technologies, Inc	365,498
1,591	*	NTL, Inc	94,585
500	*	PanAmSat Corp	12,240
22,015	*	Qwest Communications
		International, Inc	94,885
848	*	Radio One, Inc (Class D)	15,688
71,381		SBC Communications,
		Inc	1,751,690
19,318		Sprint Corp (FON Group)	356,031
728		Telephone & Data
		Systems, Inc	51,593
189	*	U.S. Cellular Corp	7,305
2,574	*	UnitedGlobalcom, Inc
		(Class A)	21,853
192	*	Univision
		Communications, Inc
		(Class A)	6,338
59,141		Verizon Communications,
		Inc	2,161,012
20,124		Viacom, Inc (Class B)	789,062
2,932	*	XM Satellite Radio
		Holdings, Inc	82,096

		TOTAL COMMUNICATIONS	9,655,220

DEPOSITORY INSTITUTIONS—20.11%
7,529		AmSouth Bancorp	177,007
1,479		Associated Banc-Corp	66,244
1,639		Astoria Financial Corp	62,331
1,649		Bancorpsouth, Inc	36,080
32,256		Bank Of America Corp	2,612,091
1,222		Bank Of Hawaii Corp	56,615
14,046		Bank Of New York Co, Inc	442,449
24,542		Bank One Corp	1,338,030
3,524		Banknorth Group, Inc	119,957
11,973		BB&T Corp	422,647

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 149

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
312	*	BOK Financial Corp	$ 12,792
389		Capitol Federal Financial	13,965
4,884		Charter One Financial,
		Inc	172,698
110,629		Citigroup, Inc	5,719,519
854		City National Corp	51,155
2,608		Colonial Bancgroup, Inc	48,248
3,757		Comerica, Inc	204,080
100		Commerce Bancorp, Inc	6,588
1,258		Commerce Bancshares,
		Inc	60,060
2,660		Compass Bancshares,
		Inc	110,310
1,058		Cullen/Frost Bankers,
		Inc	45,240
396		Downey Financial Corp	20,948
300		First Bancorp
		(Puerto Rico)	12,480
980		First Midwest Bancorp,
		Inc	33,457
861		First National Bankshares
		of Florida, Inc	15,128
2,610		First Tennessee National
		Corp	124,497
1,638		FirstMerit Corp	42,670
22,653		FleetBoston Financial
		Corp	1,017,120
861		FNB Corp	19,028
2,266		Fulton Financial Corp	50,464
2,716		Golden West Financial
		Corp	304,056
2,606		Greenpoint Financial
		Corp	113,908
3,394		Hibernia Corp (Class A)	79,725
900		Hudson City Bancorp,
		Inc	34,056
863		Hudson United Bancorp	32,837
4,951		Huntington Bancshares,
		Inc	109,863
1,150		IndyMac Bancorp, Inc	41,734
593		International Bancshares
		Corp	31,328
43,671		J.P. Morgan Chase & Co	1,831,998
9,062		KeyCorp	274,488
1,439		M & T Bank Corp	129,294
4,915		Marshall & Ilsley Corp	185,836
5,265		Mellon Financial Corp	164,742
1,582		Mercantile Bankshares
		Corp	67,979
11,917		National City Corp	424,007
4,405		National Commerce
		Financial Corp	126,027

2,705		New York Community
		Bancorp, Inc	$ 92,727
2,521		North Fork Bancorp, Inc	106,689
3,840		Northern Trust Corp	178,906
1,276		Old National Bancorp	28,844
214		Park National Corp	24,246
471		People’s Bank	21,897
6,265		PNC Financial Services
		Group, Inc	347,206
879		Provident Financial
		Group, Inc	35,301
4,830		Regions Financial Corp	176,392
1,924		Sky Financial Group, Inc	49,928
6,563		SouthTrust Corp	217,629
6,556		Sovereign Bancorp, Inc	140,430
6,426		State Street Corp	334,987
5,289		SunTrust Banks, Inc	368,696
502		Synovus Financial Corp	12,274
660		TCF Financial Corp	33,706
1,113		Trustmark Corp	32,388
41,298		U.S. Bancorp	1,141,890
4,092		Union Planters Corp	122,146
1,079		UnionBanCal Corp	56,529
873		United Bankshares, Inc	26,627
1,437		Valley National Bancorp	40,193
27,513		Wachovia Corp	1,293,111
1,624		Washington Federal, Inc	41,445
948		Webster Financial Corp	48,073
34,011		Wells Fargo & Co	1,927,403
455		Westamerica Bancorp	22,959
857		Whitney Holding Corp	35,771
1,322		Wilmington Trust Corp	49,403
1,976		Zions Bancorp	113,027

		TOTAL DEPOSITORY
		INSTITUTIONS	24,186,599

EATING AND DRINKING PLACES—0.75%
387		CBRL Group, Inc	15,341
600		Darden Restaurants, Inc	14,874
27,359		McDonald’s Corp	781,647
308		Outback Steakhouse, Inc	15,000
2,111		Wendy’s International,
		Inc	85,897

		TOTAL EATING AND
		DRINKING PLACES	912,759

ELECTRIC, GAS, AND SANITARY SERVICES—6.51%
1,380		AGL Resources, Inc	40,048
1,802		Allete, Inc	63,232
2,225		Alliant Energy Corp	57,984
2,299	*	Allied Waste Industries,
		Inc	30,600
3,898		Ameren Corp	179,659

150 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
8,545		American Electric Power
		Co, Inc	$ 281,301
1,840		Aqua America, Inc	39,891
8,340	*	Calpine Corp	38,948
5,644		Centerpoint Energy, Inc	64,511
3,774		Cinergy Corp	154,319
6,071	*	Citizens Communications
		Co	78,559
4,852		Consolidated Edison, Inc	213,973
3,574		Constellation Energy
		Group, Inc	142,781
6,965		Dominion Resources, Inc	447,850
2,653		DPL, Inc	49,744
3,624		DTE Energy Co	149,128
19,357		Duke Energy Corp	437,468
1,599		Duquesne Light
		Holdings, Inc	31,181
5,125	*	Dynegy, Inc (Class A)	20,295
6,089		Edison International	147,902
13,441		El Paso Corp	95,566
3,106		Energy East Corp	78,768
4,899		Entergy Corp	291,491
1,264		Equitable Resources, Inc	56,147
7,029		Exelon Corp	484,087
6,531		FirstEnergy Corp	255,231
4,008		FPL Group, Inc	267,935
1,487		Great Plains Energy, Inc	50,246
790		Hawaiian Electric
		Industries, Inc	40,954
3,425		KeySpan Corp	130,904
337		Kinder Morgan, Inc	21,238
2,273		MDU Resources Group,
		Inc	53,393
1,422		National Fuel Gas Co	34,981
1,019		Nicor, Inc	35,899
5,475		NiSource, Inc	116,344
2,655		Northeast Utilities	49,516
1,086		NSTAR	55,082
1,873		OGE Energy Corp	49,522
1,963		Oneok, Inc	44,266
773		Peoples Energy Corp	34,514
3,413		Pepco Holdings, Inc	69,762
8,809	*	PG&E Corp	255,197
785		Piedmont Natural Gas
		Co, Inc	33,143
1,846		Pinnacle West Capital
		Corp	72,640
3,755		PPL Corp	171,228
4,585		Progress Energy, Inc	215,862
4,900		Public Service Enterprise
		Group, Inc	230,202

2,045		Puget Energy, Inc	$ 45,747
1,737		Questar Corp	63,296
5,803	*	Reliant Resources, Inc	47,643
3,326		Republic Services, Inc	90,035
2,361		SCANA Corp	83,461
4,298		Sempra Energy	136,676
15,521		Southern Co	473,391
3,882		TECO Energy, Inc	56,794
284		Texas Genco Holdings,
		Inc	10,153
6,993		TXU Corp	200,419
888		UGI Corp	29,233
1,475		Vectren Corp	36,388
5,705		Waste Management, Inc	172,177
334		Western Gas Resources,
		Inc	16,984
1,112		WGL Holdings, Inc	33,471
10,827		Williams Cos, Inc	103,614
2,462		Wisconsin Energy Corp	79,153
803		WPS Resources Corp	38,383
8,614		Xcel Energy, Inc	153,415

		TOTAL ELECTRIC, GAS,
		AND SANITARY
		SERVICES	7,833,925

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—1.97%
8,300	*	ADC Telecommunications,
		Inc	24,070
950	*	Advanced Fibre
		Communications, Inc	20,929
4,873	*	Advanced Micro Devices,
		Inc	79,089
3,578		American Power
		Conversion Corp	82,330
654		Ametek, Inc	16,769
3,134	*	Applied Micro Circuits
		Corp	18,021
5,035	*	Atmel Corp	32,728
984		AVX Corp	16,226
4,451	*	CIENA Corp	22,121
1,604	*	Comverse Technology,
		Inc	29,097
979	*	Cypress Semiconductor
		Corp	20,040
7,560		Emerson Electric Co	452,995
1,195	*	Energizer Holdings, Inc	55,795
1,028	*	Fairchild Semiconductor
		International, Inc	24,703
3,483	*	Gemstar-TV Guide
		International, Inc	23,371
955		Harris Corp	46,232
1,028		Hubbell, Inc (Class B)	41,254

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 151

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,161	*	Integrated Device
		Technology, Inc	$ 17,415
715	*	International Rectifier
		Corp	32,883
1,600		Intersil Corp (Class A)	35,664
319	*	Jabil Circuit, Inc	9,388
778		L-3 Communications
		Holdings, Inc	46,275
4,867	*	LSI Logic Corp	45,458
6,381	*	Micron Technology, Inc	106,627
272		Molex, Inc	8,266
29,449		Motorola, Inc	518,302
516	*	National Semiconductor
		Corp	22,926
521	*	Novellus Systems, Inc	16,563
1,111	*	Polycom, Inc	23,587
1,832		Rockwell Collins, Inc	57,910
6,055	*	Sanmina-SCI Corp	66,666
2,910		Scientific-Atlanta, Inc	94,109
19,814	*	Sirius Satellite Radio,
		Inc	67,368
5,287	*	Tellabs, Inc	45,627
3,470	*	Vishay Intertechnology,
		Inc	74,050
1,057		Whirlpool Corp	72,796

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	2,367,650

ENGINEERING AND MANAGEMENT SERVICES—0.33%
2,139	*	BearingPoint, Inc	22,930
1,625		Fluor Corp	62,871
756		Halliburton Co	22,975
128	*	Jacobs Engineering
		Group, Inc	5,709
5,661		Monsanto Co	207,589
6,177		Servicemaster Co	74,186

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	396,260

FABRICATED METAL PRODUCTS—0.68%
159	*	Alliant Techsystems, Inc	8,650
162		Ball Corp	10,980
1,168		Crane Co	38,544
136		Danaher Corp	12,698
3,102		Fortune Brands, Inc	237,706
865		Harsco Corp	39,358
1,964		Illinois Tool Works, Inc	155,608
6,991		Masco Corp	212,806
1,286		Snap-On, Inc	41,589

1,328		Stanley Works	$ 56,679

		TOTAL FABRICATED
		METAL PRODUCTS	814,618

FOOD AND KINDRED PRODUCTS—2.28%
11,147		Archer Daniels Midland
		Co	188,050
2,625		Campbell Soup Co	71,584
6,758		Coca-Cola Co	339,927
3,546		Coca-Cola Enterprises,
		Inc	85,707
11,586		Conagra Foods, Inc	312,127
1,438	*	Constellation Brands,
		Inc (Class A)	46,160
580		Coors (Adolph) Co
		(Class B)	40,281
3,309	*	Dean Foods Co	110,521
1,828	*	Del Monte Foods Co	20,565
3,840		General Mills, Inc	179,251
4,410		H.J. Heinz Co	164,449
831		Hershey Foods Corp	68,848
1,582		Hormel Foods Corp	46,400
1,026		J.M. Smucker Co	54,152
2,628		Kellogg Co	103,123
5,919		Kraft Foods, Inc (Class A)	189,467
508		Lancaster Colony Corp	20,523
1,103		McCormick & Co, Inc
		(Non-Vote)	36,973
515		Pepsi Bottling Group, Inc	15,321
1,093		PepsiAmericas Inc	22,319
4,242		PepsiCo, Inc	228,432
9,941		Sara Lee Corp	217,310
1,743	*	Smithfield Foods, Inc	47,270
392		Tootsie Roll Industries,
		Inc	14,332
4,481		Tyson Foods, Inc
		(Class A)	80,882
609		Wrigley (Wm.) Jr Co	36,004

		TOTAL FOOD AND
		KINDRED PRODUCTS	2,739,978

FOOD STORES—0.53%
7,316		Albertson’s, Inc	162,049
16,232	*	Kroger Co	270,100
9,508	*	Safeway, Inc	195,675
1,554	*	Winn-Dixie Stores, Inc	11,810

		TOTAL FOOD STORES	639,634

FORESTRY—0.26%
4,773		Weyerhaeuser Co	312,632

		TOTAL FORESTRY	312,632

152 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND FIXTURES—0.50%
711		Ethan Allen Interiors, Inc	$ 29,336
1,062		Furniture Brands
		International, Inc	34,196
729		Hillenbrand Industries,
		Inc	49,492
629		HON Industries, Inc	23,374
4,116		Johnson Controls, Inc	243,461
993		La-Z-Boy, Inc	21,608
1,365		Lear Corp	84,575
2,556		Leggett & Platt, Inc	60,603
2,020		Newell Rubbermaid, Inc	46,864
800		Steelcase, Inc (Class A)	10,400

		TOTAL FURNITURE AND
		FIXTURES	603,909

FURNITURE AND HOMEFURNISHINGS STORES—0.04%
4,057		Circuit City Stores, Inc
		(Circuit City Group)	45,844
365		Pier 1 Imports, Inc	8,651

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	54,495

GENERAL BUILDING CONTRACTORS—0.54%
1,700		Centex Corp	91,902
3,497		D.R. Horton, Inc	123,899
382	*	Hovnanian Enterprises,
		Inc (Class A)	16,483
844		KB Home	68,195
1,974		Lennar Corp (Class A)	106,655
260		Lennar Corp (Class B)	13,237
353		MDC Holdings, Inc	24,858
2,110		Pulte Homes, Inc	117,316
566		Ryland Group, Inc	50,278
1,017	*	Toll Brothers, Inc	46,202

		TOTAL GENERAL
		BUILDING
		CONTRACTORS	659,025

GENERAL MERCHANDISE STORES—1.01%
1,177	*	Big Lots, Inc	17,067
6,033	*	Costco Wholesale Corp	226,599
4,083		Federated Department
		Stores, Inc	220,686
5,845		J.C. Penney Co, Inc	203,289
6,264		May Department Stores
		Co	216,609
767		Neiman Marcus Group,
		Inc (Class A)	41,372
2,749		Saks, Inc	48,382
5,563		Sears Roebuck & Co	238,986

		TOTAL GENERAL
		MERCHANDISE STORES	1,212,990

HEALTH SERVICES—0.25%
488	*	Community Health
		Systems, Inc	$ 13,581
2,207		HCA, Inc	89,648
217	*	Laboratory Corp Of
		America Holdings	8,517
1,584		Manor Care, Inc	55,899
373	*	Renal Care Group, Inc	17,068
8,032	*	Tenet Healthcare Corp	89,637
873	*	Triad Hospitals, Inc	26,906
77		Universal Health
		Services, Inc (Class B)	3,547

		TOTAL HEALTH SERVICES	304,803

HOLDING AND OTHER INVESTMENT OFFICES—5.22%
2,704		Allied Capital Corp	81,904
1,602		AMB Property Corp	59,546
2,348		Annaly Mortgage
		Management, Inc	45,903
1,945		Apartment Investment &
		Management Co
		(Class A)	60,470
3,987		Archstone-Smith Trust	117,656
1,255		Arden Realty, Inc	40,574
1,345		AvalonBay Communities,
		Inc	72,065
1,490		Boston Properties, Inc	80,922
1,060		BRE Properties, Inc
		(Class A)	36,379
727		Camden Property Trust	32,679
1,167		CarrAmerica Realty Corp	39,561
391		CBL & Associates
		Properties, Inc	23,984
536		Centerpoint Properties
		Trust	44,220
569		Chelsea Property Group,
		Inc	35,813
469		Cousins Properties, Inc	15,379
1,755		Crescent Real Estate
		Equities Co	31,537
10		Cross Timbers Royalty
		Trust	284
1,604		Developers Diversified
		Realty Corp	64,802
2,833		Duke Realty Corp	98,362
8,688		Equity Office Properties
		Trust	250,996
5,868		Equity Residential	175,160
1,013		Federal Realty
		Investment Trust	46,801
200		Friedman Billings
		Ramsey Group, Inc	5,398

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 153

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
4,607		General Growth
		Properties, Inc	$ 161,936
2,668		Health Care Property
		Investors, Inc	75,504
891		Healthcare Realty Trust,
		Inc	38,046
1,289		Hospitality Properties
		Trust	59,810
5,765	*	Host Marriott Corp	73,677
3,777		HRPT Properties Trust	42,680
1,108		Independence
		Community Bank Corp	45,151
30,568		iShares Russell 1000
		Value Index Fund	1,831,329
2,145		iStar Financial, Inc	90,734
2,113		Kimco Realty Corp	107,721
1,758		Liberty Property Trust	79,110
1,176		Macerich Co	63,386
1,172		Mack-Cali Realty Corp	52,635
542		Mills Corp	28,883
2,066		New Plan Excel Realty
		Trust	56,505
845		Pan Pacific Retail
		Properties, Inc	44,025
4,002		Plum Creek Timber Co,
		Inc	129,985
2,061		Popular, Inc	88,829
3,536		Prologis	126,836
2,154		Public Storage, Inc	104,814
760		Realty Income Corp	33,934
486		Regency Centers Corp	22,711
1,836		Rouse Co	98,410
882		Shurgard Storage
		Centers, Inc (Class A)	35,192
3,043		Simon Property Group,
		Inc	177,833
1,617		Thornburg Mortgage, Inc	50,289
1,816		Trizec Properties, Inc	31,144
2,589		United Dominion Realty
		Trust, Inc	50,796
1,792		Vornado Realty Trust	108,380
20,003		Washington Mutual, Inc	854,328
1,432		Weingarten Realty
		Investors	49,547

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	6,274,555

HOTELS AND OTHER LODGING PLACES—0.28%
3,607		Hilton Hotels Corp	58,614

494		Mandalay Resort Group	$ 28,286
1,891		Marriott International,
		Inc (Class A)	80,462
871	*	MGM Mirage	39,491
3,047		Starwood Hotels &
		Resorts Worldwide, Inc	123,404
300	*	Wynn Resorts Ltd	10,500

		TOTAL HOTELS AND
		OTHER LODGING
		PLACES	340,757

INDUSTRIAL MACHINERY AND EQUIPMENT—4.73%
1,958		3M Co	160,301
1,525	*	AGCO Corp	31,583
7,899	*	Apple Computer, Inc	213,668
200	*	Avocent Corp	7,358
1,640		Baker Hughes, Inc	59,827
7,405		Caterpillar, Inc	585,513
77	*	Cooper Cameron Corp	3,392
744		Cummins, Inc	43,487
5,151		Deere & Co	357,016
1,543		Diebold, Inc	74,249
190		Donaldson Co, Inc	5,041
3,550		Dover Corp	137,634
3,268		Eaton Corp	183,629
438	*	Emulex Corp	9,325
100	*	Grant Prideco, Inc	1,550
65,561		Hewlett-Packard Co	1,497,413
17,484		International Business
		Machines Corp	1,605,731
104		ITT Industries, Inc	7,938
2,312	*	Maxtor Corp	18,843
641	*	National-Oilwell, Inc	18,127
401		Pall Corp	9,099
2,597		Parker Hannifin Corp	146,731
914		Pentair, Inc	53,926
1,624		Pitney Bowes, Inc	69,199
321	*	Smith International, Inc	17,177
9,178	*	Solectron Corp	50,754
1,397		SPX Corp	63,536
1,409	*	Storage Technology Corp	39,212
547		Symbol Technologies, Inc	7,549
551		Timken Co	12,800
13,356	*	Xerox Corp	194,597

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	5,686,205

INSTRUMENTS AND RELATED PRODUCTS—0.99%
9,607	*	Agilent Technologies, Inc	303,869
591		Applera Corp (Applied
		Biosystems Group)	11,690

154 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
101		Bard (C.R.), Inc	$ 9,862
1,023		Bausch & Lomb, Inc	61,349
1,076		Becton Dickinson & Co	52,164
6,227		Eastman Kodak Co	162,961
1,411		PerkinElmer, Inc	29,194
8,834		Raytheon Co	276,858
3,577		Rockwell Automation,
		Inc	124,015
72	*	Steris Corp	1,858
1,349		Tektronix, Inc	44,126
748		Teleflex, Inc	36,824
2,682	*	Thermo Electron Corp	75,847

		TOTAL INSTRUMENTS
		AND RELATED
		PRODUCTS	1,190,617

INSURANCE AGENTS, BROKERS AND SERVICE—0.22%
5,537		AON Corp	154,538
3,306	*	Medco Health Solutions,
		Inc	112,404

		TOTAL INSURANCE
		AGENTS, BROKERS AND
		SERVICE	266,942

INSURANCE CARRIERS—6.72%
1,929		Aetna, Inc	173,070
4,084		Aflac, Inc	163,932
68	*	Alleghany Corp	16,900
15,190		Allstate Corp	690,537
1,632		Ambac Financial Group,
		Inc	120,409
656		American Financial
		Group, Inc	19,568
24,215		American International
		Group, Inc	1,727,740
202		American National
		Insurance Co	18,077
1,861	*	Anthem, Inc	168,681
1,259		Berkley (W.R.) Corp	50,209
4,046		Chubb Corp	281,359
3,007		Cigna Corp	177,473
2,938		Cincinnati Financial
		Corp	127,656
429	*	CNA Financial Corp	11,823
448		Erie Indemnity Co
		(Class A)	21,620
2,868		Fidelity National
		Financial, Inc	113,549
1,466		First American Corp	44,596
6,053		Hartford Financial
		Services Group, Inc	385,576

718		HCC Insurance Holdings,
		Inc	$ 23,213
605	*	Health Net, Inc	15,083
3,504	*	Humana, Inc	66,646
3,042		Jefferson-Pilot Corp	167,340
6,274		John Hancock Financial
		Services, Inc	274,111
951		Leucadia National Corp	50,669
3,801		Lincoln National Corp	179,863
2,821		Loews Corp	166,608
100	*	Markel Corp	28,790
3,076		MBIA, Inc	192,865
497		Mercury General Corp	24,815
7,322		MetLife, Inc	261,249
1,547		MGIC Investment Corp	99,364
1,019	*	MONY Group, Inc	32,037
1,144		Nationwide Financial
		Services, Inc (Class A)	41,241
300		Odyssey Re Holdings
		Corp	8,100
3,891		Old Republic
		International Corp	95,563
1,704	*	Pacificare Health
		Systems, Inc	67,393
1,862		PMI Group, Inc	69,564
6,299		Principal Financial
		Group	224,433
1,279		Protective Life Corp	47,899
11,859		Prudential Financial, Inc	531,046
1,884		Radian Group, Inc	80,258
471		Reinsurance Group Of
		America, Inc	19,297
2,717		Safeco Corp	117,293
4,511		St. Paul Travelers Cos,
		Inc	180,485
644		Stancorp Financial
		Group, Inc	42,021
2,559		Torchmark Corp	137,649
471		Transatlantic Holdings,
		Inc	41,076
18,194		Travelers Property
		Casualty Corp
		(Class B)	314,210
965		Unitrin, Inc	41,399
6,251		UnumProvident Corp	91,452
359	*	WellChoice, Inc	13,247
165	*	Wellpoint Health
		Networks, Inc	18,764

		TOTAL INSURANCE
		CARRIERS	8,077,818

LUMBER AND WOOD PRODUCTS—0.19%
5,354		Georgia-Pacific Corp	180,376

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 155

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

LUMBER AND WOOD PRODUCTS—(Continued)
1,130		Rayonier, Inc	$ 49,392

		TOTAL LUMBER AND
		WOOD PRODUCTS	229,768

METAL MINING—0.20%
3,195		Newmont Mining Corp	148,983
961	*	Phelps Dodge Corp	78,475
200		Southern Peru Copper
		Corp	8,090

		TOTAL METAL MINING	235,548

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.07%
611		Blyth, Inc	19,961
2,895		Hasbro, Inc	62,966

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	82,927

MISCELLANEOUS RETAIL—0.51%
693	*	Barnes & Noble, Inc	22,592
1,373		Borders Group, Inc	32,595
8,527		CVS Corp	301,003
224		Michaels Stores, Inc	10,891
83		MSC Industrial Direct Co
		(Class A)	2,486
6,442	*	Office Depot, Inc	121,238
851		Omnicare, Inc	37,725
2,013	*	Rite Aid Corp	10,951
4,367	*	Toys ‘R’ Us, Inc	73,366

		TOTAL MISCELLANEOUS
		RETAIL	612,847

MOTION PICTURES—2.37%
476		Blockbuster, Inc
		(Class A)	8,330
37,929	*	Liberty Media Corp
		(Class A)	415,323
1,521	*	Metro-Goldwyn-Mayer,
		Inc	26,465
500		Regal Entertainment
		Group (Class A)	10,990
92,947	*	Time Warner, Inc	1,567,086
32,781		Walt Disney Co	819,197

		TOTAL MOTION PICTURES	2,847,391

NONDEPOSITORY INSTITUTIONS—1.60%
1,327		American Capital
		Strategies Ltd	44,109
6,370		American Express Co	330,285
1,848	*	AmeriCredit Corp	31,471
1,537		Capital One Financial
		Corp	115,936
4,282		CIT Group, Inc	162,930

3,567		Countrywide Financial
		Corp	$ 342,075
11,584		Freddie Mac	684,151
5,909		MBNA Corp	163,266
3,397	*	Providian Financial Corp	44,501
76		Student Loan Corp	11,781

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,930,505

NONMETALLIC MINERALS, EXCEPT FUELS—0.08%
1,968		Vulcan Materials Co	93,362

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	93,362

OIL AND GAS EXTRACTION—1.97%
3,007		Anadarko Petroleum
		Corp	155,943
7,010		Apache Corp	302,622
4,334		Burlington Resources,
		Inc	275,772
600		Chesapeake Energy Corp	8,040
4,991		Devon Energy Corp	290,227
495		Diamond Offshore
		Drilling, Inc	11,974
1,970		ENSCO International, Inc	55,495
1,143		Helmerich & Payne, Inc	32,747
2,175		Kerr-McGee Corp	112,013
660	*	Key Energy Services, Inc	7,260
6,662		Marathon Oil Corp	224,310
523	*	Newfield Exploration Co	25,067
742		Noble Energy, Inc	34,948
8,152		Occidental Petroleum
		Corp	375,400
2,138		Pioneer Natural
		Resources Co	69,057
1,252		Pogo Producing Co	57,429
1,132	*	Pride International, Inc	19,312
738	*	Rowan Cos, Inc	15,564
584		Tidewater, Inc	16,428
5,500		Unocal Corp	205,040
515	*	Varco International, Inc	9,275
454	*	Westport Resources Corp	14,977
1,977		XTO Energy, Inc	49,899

		TOTAL OIL AND GAS
		EXTRACTION	2,368,799

PAPER AND ALLIED PRODUCTS—1.20%
1,946		Bemis Co	50,596
1,423		Boise Cascade Corp	49,307
1,059		Bowater, Inc	46,204
10,306		International Paper Co	435,532
7,584		Kimberly-Clark Corp	478,550

156 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

PAPER AND ALLIED PRODUCTS—(Continued)
4,326		MeadWestvaco Corp	$ 122,383
1,295		Packaging Corp Of
		America	29,215
1,540	*	Pactiv Corp	34,265
5,263	*	Smurfit-Stone Container
		Corp	92,576
1,912		Sonoco Products Co	46,423
965		Temple-Inland, Inc	61,123

		TOTAL PAPER AND
		ALLIED PRODUCTS	1,446,174

PERSONAL SERVICES—0.06%
400		Regis Corp	17,776
6,579	*	Service Corp
		International	49,145

		TOTAL PERSONAL
		SERVICES	66,921

PETROLEUM AND COAL PRODUCTS—8.01%
1,533		Amerada Hess Corp	100,074
1,469		Ashland, Inc	68,294
22,966		ChevronTexaco Corp	2,015,955
14,621		ConocoPhillips	1,020,692
143,505		Exxon Mobil Corp	5,968,373
1,157		Lubrizol Corp	36,434
3,058		Lyondell Chemical Co	45,381
1,618		Murphy Oil Corp	101,885
626	*	Premcor, Inc	19,387
1,625		Sunoco, Inc	101,368
2,525		Valero Energy Corp	151,399

		TOTAL PETROLEUM AND
		COAL PRODUCTS	9,629,242

PRIMARY METAL INDUSTRIES—0.80%
18,219		Alcoa, Inc	632,017
2,536		Engelhard Corp	75,801
1,658		Nucor Corp	101,934
1,385		Precision Castparts Corp	60,982
2,131		United States Steel Corp	79,422
700		Worthington Industries,
		Inc	13,419

		TOTAL PRIMARY METAL
		INDUSTRIES	963,575

PRINTING AND PUBLISHING—1.01%
1,526		Belo Corp (Class A)	42,362
5,795		Gannett Co, Inc	510,771
146		Harte-Hanks, Inc	3,419
1,514		Knight Ridder, Inc	110,901
927		Lee Enterprises, Inc	41,882
331		McClatchy Co (Class A)	23,514
568		McGraw-Hill Cos, Inc	43,248
300		Media General, Inc

		(Class A)	$ 20,184
250		Meredith Corp	12,640
1,035		New York Times Co
		(Class A)	45,747
2,066		R.R. Donnelley & Sons
		Co	62,497
1,482		Reader’s Digest
		Association, Inc
		(Class A)	20,867
501	*	Scholastic Corp	13,652
3,670		Tribune Co	185,115
761	*	Valassis
		Communications, Inc	23,134
68		Washington Post Co
		(Class B)	60,140

		TOTAL PRINTING AND
		PUBLISHING	1,220,073

RAILROAD TRANSPORTATION—0.75%
8,030		Burlington Northern
		Santa Fe Corp	252,945
4,574		CSX Corp	138,546
8,448		Norfolk Southern Corp	186,616
5,525		Union Pacific Corp	330,506

		TOTAL RAILROAD
		TRANSPORTATION	908,613

REAL ESTATE—0.09%
2,270		Catellus Development
		Corp	59,043
643		Forest City Enterprises,
		Inc (Class A)	34,626
300		LNR Property Corp	16,059

		TOTAL REAL ESTATE	109,728

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.05%
735		Aptargroup, Inc	28,224
869		Reebok International Ltd	35,933

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	64,157

SECURITY AND COMMODITY BROKERS—3.47%
1,144		A.G. Edwards, Inc	44,753
2,142		Bear Stearns Cos, Inc	187,811
3,694	*	E*Trade Financial Corp	49,315
3,554		Franklin Resources, Inc	197,887
6,092		Goldman Sachs Group,
		Inc	635,700
2,309	*	Instinet Group, Inc	16,278
5,050		Janus Capital Group, Inc	82,719
814		Jefferies Group, Inc	28,759

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 157

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

SECURITY AND COMMODITY BROKERS—(Continued)
694	*	LaBranche & Co, Inc	$ 7,780
181		Legg Mason, Inc	16,793
5,250		Lehman Brothers
		Holdings, Inc	435,068
19,937		Merrill Lynch & Co, Inc	1,187,448
20,837		Morgan Stanley	1,193,960
358	*	Piper Jaffray Cos	19,386
1,246		Raymond James
		Financial, Inc	30,963
660		T Rowe Price Group, Inc	35,528

		TOTAL SECURITY AND
		COMMODITY BROKERS	4,170,148

STONE, CLAY, AND GLASS PRODUCTS—0.21%
13,963	*	Corning, Inc	156,106
33		Eagle Materials, Inc	1,942
111		Eagle Materials, Inc
		(Class B)	6,482
530		Florida Rock Industries,
		Inc	22,340
696		Lafarge North America,
		Inc	28,292
2,301	*	Owens-Illinois, Inc	32,260

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	247,422

TEXTILE MILL PRODUCTS—0.05%
731	*	Mohawk Industries, Inc	60,198

		TOTAL TEXTILE MILL
		PRODUCTS	60,198

TOBACCO PRODUCTS—1.73%
33,304		Altria Group, Inc	1,813,403
743		Loews Corp (Carolina
		Group)	20,321
1,868		R.J. Reynolds Tobacco
		Holdings, Inc	113,014
3,609		UST, Inc	130,285

		TOTAL TOBACCO
		PRODUCTS	2,077,023

TRANSPORTATION BY AIR—0.33%
2,012	*	Delta Air Lines, Inc	15,935
4,017		FedEx Corp	301,918
5,521		Southwest Airlines Co	78,453

		TOTAL TRANSPORTATION
		BY AIR	396,306

TRANSPORTATION EQUIPMENT—3.38%
616	*	American Axle &
		Manufacturing
		Holdings, Inc	22,700

1,172		ArvinMeritor, Inc	$ 23,241
977		Autoliv, Inc	40,057
1,602		Boeing Co	65,794
1,775		Brunswick Corp	72,473
3,069		Dana Corp	60,950
9,429		Delphi Corp	93,913
37,808		Ford Motor Co	513,055
3,785		General Dynamics Corp	338,114
10,001		General Motors Corp	471,047
3,633		Genuine Parts Co	118,872
2,586		Goodrich Corp	72,589
17,842		Honeywell International,
		Inc	603,952
5,928		Lockheed Martin Corp	270,554
422	*	Navistar International
		Corp	19,349
3,728		Northrop Grumman Corp	366,910
3,564		Paccar, Inc	200,439
2,535		Textron, Inc	134,735
6,620		United Technologies
		Corp	571,306

		TOTAL TRANSPORTATION
		EQUIPMENT	4,060,050

TRANSPORTATION SERVICES—0.06%
2,771		Sabre Holdings Corp	68,749

		TOTAL TRANSPORTATION
		SERVICES	68,749

TRUCKING AND WAREHOUSING—0.06%
1,115		CNF, Inc	37,464
576	*	Hunt (J.B.) Transport
		Services, Inc	16,226
297	*	Swift Transportation Co,
		Inc	5,099
500		Werner Enterprises, Inc	9,475

		TOTAL TRUCKING AND
		WAREHOUSING	68,264

WHOLESALE TRADE-DURABLE GOODS—0.41%
1,802	*	Apogent Technologies,
		Inc	55,285
1,718	*	Arrow Electronics, Inc	43,740
2,522	*	Avnet, Inc	61,764
597		BorgWarner, Inc	50,644
671		Carlisle Cos, Inc	38,012
3,119		IKON Office Solutions,
		Inc	39,923
2,283	*	Ingram Micro, Inc
		(Class A)	41,322
1,010		Martin Marietta
		Materials, Inc	46,622
1,097	*	Tech Data Corp	44,911

158 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS—(Continued)
1,614		W.W. Grainger, Inc	$ 77,472

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	499,695

WHOLESALE TRADE-NONDURABLE GOODS—0.28%
1,120		Airgas, Inc	23,856
1,079		AmerisourceBergen Corp	59,000
1,206		Brown-Forman Corp
		(Class B)	57,478
276	*	Henry Schein, Inc	19,712
2,588		McKesson Corp	77,873
275	*	Performance Food Group
		Co	9,446
2,785		Supervalu, Inc	85,042

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	332,407

		TOTAL COMMON STOCK
		(Cost $93,320,329)	$119,719,800

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—1.11%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.11%
$1,340,000	Federal Farm Credit
	Banks (FFCB)
	0.970%, 04/01/04
	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	$ 1,339,964

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $1,339,964)	1,339,964

	TOTAL PORTFOLIO—100.65%
	(Cost $94,660,293)	121,059,764
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.65%)	(782,932)

	NET ASSETS—100.00%	$120,276,832

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 159

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-Crops	$119,266	0.02%
Agricultural Production-Livestock	2,680	0.00
Amusement and Recreation Services	1,166,546	0.17
Apparel and Accessory Stores	4,096,185	0.61
Apparel and Other Textile Products	1,018,648	0.15
Auto Repair, Services and Parking	197,777	0.03
Automotive Dealers and Service Stations	1,114,598	0.17
Building Materials and Garden Supplies	7,432,467	1.10
Business Services	43,208,217	6.41
Chemicals and Allied Products	72,751,685	10.79
Coal Mining	255,076	0.04
Communications	33,991,208	5.04
Depository Institutions	70,466,791	10.45
Eating and Drinking Places	4,769,078	0.71
Educational Services	1,548,683	0.23
Electric, Gas, and Sanitary Services	22,714,628	3.38
Electronic and Other Electric Equipment	52,792,909	7.83
Engineering and Management Services	5,468,333	0.81
Fabricated Metal Products	4,300,236	0.64
Food and Kindred Products	22,308,040	3.31
Food Stores	2,851,186	0.42
Forestry	789,079	0.12
Furniture and Fixtures	2,176,920	0.32
Furniture and Homefurnishings Stores	2,390,771	0.35
General Building Contractors	2,454,840	0.36
General Merchandise Stores	16,373,460	2.43
Health Services	5,201,991	0.77
Heavy Construction, Except Building	63,609	0.01
Holding and Other Investment Offices	16,626,532	2.46
Hotels and Other Lodging Places	1,824,308	0.27
Industrial Machinery and Equipment	47,219,440	7.00
Instruments and Related Products	19,437,205	2.88
Insurance Agents, Brokers and Service	2,622,394	0.39
Insurance Carriers	32,268,287	4.78

Justice, Public Order and Safety	14,329	0.00%
Leather and Leather Products	610,427	0.09
Legal Services	27,736	0.00
Lumber and Wood Products	727,662	0.11
Metal Mining	1,906,092	0.28
Miscellaneous Manufacturing Industries	1,027,989	0.15
Miscellaneous Retail	7,787,067	1.15
Motion Pictures	8,839,659	1.31
Nondepository Institutions	15,339,097	2.27
Nonmetallic Minerals, Except Fuels	268,473	0.04
Oil and Gas Extraction	9,618,157	1.43
Paper and Allied Products	4,641,832	0.69
Personal Services	1,210,123	0.18
Petroleum and Coal Products	24,832,630	3.68
Primary Metal Industries	3,372,578	0.50
Printing and Publishing	5,310,328	0.79
Railroad Transportation	2,409,696	0.36
Real Estate	471,084	0.07
Rubber and Miscellaneous Plastics Products	1,551,226	0.23
Security and Commodity Brokers	13,598,570	2.01
Social Services	34,097	0.01
Special Trade Contractors	198,927	0.03
Stone, Clay, and Glass Products	1,257,415	0.19
Textile Mill Products	281,488	0.04
Tobacco Products	6,822,871	1.01
Transportation By Air	2,438,544	0.36
Transportation Equipment	15,355,818	2.27
Transportation Services	693,860	0.10
Trucking and Warehousing	2,525,987	0.37
Water Transportation	178,542	0.03
Wholesale Trade-Durable Goods	11,068,323	1.63
Wholesale Trade-Nondurable Goods	5,363,178	0.80

TOTAL COMMON STOCK (Cost $499,612,130)	651,806,878	96.63

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	22,100,770	3.28

TOTAL SHORT TERM INVESTMENTS (Cost $22,110,000)	22,100,770	3.28

TOTAL PORTFOLIO (Cost $521,722,130)	673,907,648	99.91
OTHER ASSETS & LIABILITIES, NET	601,074	0.09

NET ASSETS	$674,508,722	100.00%

160 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
_____	______

COMMON STOCK—96.63%
AGRICULTURAL PRODUCTION- CROPS—0.02%
156		Alico, Inc	$4,976
1,946		Delta & Pine Land Co	48,553
1,845	*	VCA Antech, Inc	65,737

		TOTAL AGRICULTURAL
		PRODUCTION-CROPS	119,266

AGRICULTURAL PRODUCTION- LIVESTOCK—0.00%
8		Seaboard Corp	2,680

		TOTAL AGRICULTURAL
		PRODUCTION-LIVESTOCK	2,680

AMUSEMENT AND RECREATION SERVICES—0.17%
2,502	*	Alliance Gaming Corp	80,389
1,362	*	Argosy Gaming Co	48,419
1,635	*	Aztar Corp	40,074
1,323	*	Bally Total Fitness
		Holding Corp	7,753
15,522	*	Caesars
		Entertainment, Inc	202,407
323		Churchill Downs, Inc	12,526
472		Dover Downs Gaming &
		Entertainment, Inc	5,055
736		Dover Motorsport, Inc	2,834
1,234	*	Gaylord
		Entertainment Co	38,131
5,984		Harrah’s
		Entertainment, Inc	328,462
1,852		International Speedway
		Corp (Class A)	87,044
678	*	Isle Of Capri Casinos,
		Inc	17,045
2,098	*	Magna Entertainment
		Corp (Class A)	12,630
1,155	*	MTR Gaming Group, Inc	11,550
1,238	*	Multimedia Games, Inc	30,628
1,561	*	Penn National
		Gaming, Inc	44,910
4,817	*	Six Flags, Inc	37,813
797		Speedway
		Motorsports, Inc	24,157
1,875		Station Casinos, Inc	82,819
1,388	*	WMS Industries, Inc	43,028
614		World Wrestling Federation
		Entertainment, Inc.	8,872

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	1,166,546

APPAREL AND ACCESSORY STORES—0.61%
5,224		Abercrombie & Fitch Co
		(Class A)	$176,780
1,014	*	Aeropostale, Inc	36,768
2,860	*	American Eagle
		Outfitters, Inc	77,106
2,276	*	AnnTaylor Stores Corp	97,413
117	*	Bebe Stores, Inc	3,924
350		Buckle, Inc	10,136
843		Burlington Coat Factory
		Warehouse Corp	16,691
1,531	*	Casual Male Retail
		Group, Inc	15,831
934		Cato Corp (Class A)	18,755
366	*	Charlotte Russe
		Holding, Inc	6,698
5,664	*	Charming Shoppes, Inc	44,123
4,765	*	Chico’s FAS, Inc	221,096
703	*	Children’s Place Retail
		Stores, Inc	21,772
1,909		Christopher &
		Banks Corp	40,299
4,358		Claire’s Stores, Inc	90,821
195		Deb Shops, Inc	5,013
1,172	*	Dress Barn, Inc	20,557
1,129	*	Finish Line, Inc (Class A)	41,750
8,021		Foot Locker, Inc	206,942
778	b*	Footstar, Inc	1,906
35,993		Gap, Inc	788,967
1,051	*	Genesco, Inc	24,362
741		Goody’s Family Clothing,
		Inc	10,574
1,606	*	Gymboree Corp	26,933
2,390	*	Hot Topic, Inc	63,216
337	*	JOS A. Bank
		Clothiers, Inc	12,132
24,458		Limited Brands, Inc	489,160
209	*	Mothers Work, Inc	5,570
5,272		Nordstrom, Inc	210,353
542		Oshkosh B’gosh, Inc
		(Class A)	12,683
3,903	*	Pacific Sunwear Of
		California, Inc	95,780
3,455	*	Payless Shoesource, Inc	48,232
8,614		Ross Stores, Inc	263,675
340	*	Shoe Carnival, Inc	5,267
997	*	Stage Stores, Inc	38,574
1,161		Talbots, Inc	41,541
28,220		TJX Cos, Inc	693,083
1,744	*	Too, Inc	36,558
1,284	*	Urban Outfitters, Inc	61,709
1,155	*	Wet Seal, Inc (Class A)	9,529

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 161

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

APPAREL AND ACCESSORY STORES—(Continued)
1,400	*	Wilsons The Leather
		Experts, Inc	$ 3,906

		TOTAL APPAREL AND
		ACCESSORY STORES	4,096,185

APPAREL AND OTHER TEXTILE PRODUCTS—0.15%
1,154	*	Collins & Aikman Corp	6,347
662	*	Columbia Sportswear Co	36,701
1,751	*	DHB Industries, Inc	12,905
389	*	Guess?, Inc	7,014
6,432		Jones Apparel Group, Inc	232,517
1,284		Kellwood Co	50,397
5,840		Liz Claiborne, Inc	214,270
868		Oxford Industries, Inc	40,093
1,315		Phillips-Van Heusen
		Corp	24,328
2,208		Polo Ralph Lauren Corp	75,690
3,013	*	Quiksilver, Inc	65,834
4,659		VF Corp	217,575
1,741	*	Warnaco Group, Inc	34,977

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	1,018,648

AUTO REPAIR, SERVICES AND PARKING—0.03%
990		Central Parking Corp	19,879
1,245	*	Dollar Thrifty Automotive
		Group, Inc	31,461
511	*	Midas, Inc	9,939
529	*	Monro Muffler Brake, Inc	13,220
3,183		Ryder System, Inc	123,278

		TOTAL AUTO REPAIR,
		SERVICES AND
		PARKING	197,777

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.17%
2,472	*	Advance Auto Parts	100,536
206	*	America’s Car Mart, Inc	5,552
831	*	Asbury Automotive Group,
		Inc	14,385
9,625	*	Autonation, Inc	164,106
3,574	*	Autozone, Inc	307,257
5,861	*	Carmax, Inc	171,141
4,057	*	Copart, Inc	88,159
1,752	*	CSK Auto Corp	31,729
974	*	Group 1 Automotive, Inc	35,259
584		Lithia Motors, Inc
		(Class A)	16,148
303	*	MarineMax, Inc	8,051
2,271	*	O’Reilly Automotive, Inc	90,931

1,440		Sonic Automotive, Inc	$ 36,072
1,068		United Auto Group, Inc	29,220
504	*	West Marine, Inc	16,052

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	1,114,598

BUILDING MATERIALS AND GARDEN SUPPLIES—1.10%
545		Building Materials Holding
		Corp	9,565
719	*	Central Garden & Pet Co	25,884
3,413		Fastenal Co	183,244
126,075		Home Depot, Inc	4,710,162
6,002		Louisiana-Pacific Corp	154,852
41,845		Lowe’s Cos	2,348,760

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	7,432,467

BUSINESS SERVICES—6.41%
19,978	*	3Com Corp	141,045
1,051		Aaron Rents, Inc	26,159
2,069		ABM Industries, Inc	37,139
1,945	*	ActivCard Corp	12,584
7,441	*	Activision, Inc	117,717
4,056		Acxiom Corp	89,070
934	*	Administaff, Inc	16,280
12,543		Adobe Systems, Inc	494,570
1,568	*	Advent Software, Inc	29,322
1,547		Advo, Inc	49,844
2,257	*	Aether Systems, Inc	10,495
6,145	*	Affiliated Computer
		Services, Inc (Class A)	318,926
3,549	*	Agile Software Corp	31,054
5,705	*	Akamai Technologies, Inc	74,964
1,608	*	Alliance Data
		Systems Corp	53,948
432	*	Altiris, Inc	12,070
2,191	*	American Management
		Systems, Inc	42,067
937	*	AMN Healthcare Services,
		Inc	17,194
329	*	Ansoft Corp	4,744
861	*	Ansys, Inc	34,216
962	*	Anteon
		International Corp	27,792
1,246	*	APAC Customer Services,
		Inc	3,676
2,384	*	Aquantive, Inc	22,886
1,522	*	Arbitron, Inc	61,276
14,012	*	Ariba, Inc	39,514
1,440	*	Armor Holdings, Inc	47,664
3,022	*	Ascential Software Corp	66,242
1,559	*	Asiainfo Holdings, Inc	10,165

162 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

BUSINESS SERVICES—(Continued)
2,254	*	Ask Jeeves, Inc	$ 80,535
2,674	*	Aspect Communications
		Corp	41,902
2,530	*	Aspen Technology, Inc	20,670
1,635	*	At Road, Inc	20,061
340	*	Atari, Inc	1,159
1,416	*	Autobytel, Inc	18,691
6,296		Autodesk, Inc	199,080
32,696		Automatic Data
		Processing, Inc	1,373,232
286	*	Bankrate, Inc	5,694
725		Barra, Inc	25,368
19,746	*	BEA Systems, Inc	251,959
6,585	*	Bisys Group, Inc	110,365
12,698	*	BMC Software, Inc	248,246
3,775	*	Borland Software Corp	34,277
1,041		Brady Corp (Class A)	39,641
2,844		Brink’s Co	78,438
1,301	*	Broadvision, Inc	7,975
15,169	*	Brocade Communications
		Systems, Inc	101,026
1,512	*	CACI International, Inc
		(Class A)	65,016
14,367	*	Cadence Design Systems,
		Inc	211,770
2,017	*	Catalina Marketing Corp	39,110
742	*	CCC Information Services
		Group, Inc	13,185
584		CDI Corp	18,852
55,777		Cendant Corp	1,360,401
7,412	*	Ceridian Corp	146,091
1,589	*	Cerner Corp	71,807
3,189		Certegy, Inc	111,679
3,585	*	Checkfree Corp	105,614
4,429	*	ChoicePoint, Inc	168,435
2,398	*	Ciber, Inc	26,378
8,986	*	Citrix Systems, Inc	194,277
18,714	*	CMGI, Inc	45,849
6,884	*	CNET Networks, Inc	71,122
3,421	*	Cognizant Technology
		Solutions Corp	154,800
25,173		Computer Associates
		International, Inc	676,147
1,479	*	Computer Horizons Corp	6,360
156		Computer Programs &
		Systems, Inc	2,964
9,820	*	Computer Sciences Corp	396,041
21,283	*	Compuware Corp	158,558
743	*	Concord Communications,
		Inc	10,707
1,161	*	Concur Technologies, Inc	13,003
562	*	Convera Corp	1,995

8,194	*	Convergys Corp	$ 124,549
673	*	CoStar Group, Inc	24,827
2,830	*	CSG Systems
		International, Inc	48,619
517	*	Cyberguard Corp	5,092
762	*	Datastream Systems, Inc	5,456
2,864		Deluxe Corp	114,846
1,790	*	Dendrite
		International, Inc	28,640
472	*	Digimarc Corp	5,839
1,673	*	Digital Insight Corp	34,665
1,333	*	Digital River, Inc	31,206
1,783	*	Digitalthink, Inc	4,226
6,153	*	DoubleClick, Inc	69,221
4,398	*	DST Systems, Inc	199,449
3,951	*	Dun & Bradstreet Corp	211,379
3,950	*	E.piphany, Inc	28,519
6,260	*	Earthlink, Inc	55,472
1,544	*	Echelon Corp	17,401
1,904	*	Eclipsys Corp	25,666
590	*	eCollege.com, Inc	12,319
2,702	*	eFunds Corp	44,329
643		Electro Rent Corp	6,469
12,406	*	Electronic Arts, Inc	669,428
24,979		Electronic Data
		Systems Corp	483,344
701	*	Embarcadero
		Technologies, Inc	9,001
12,335	*	Enterasys Networks, Inc	31,208
2,202	*	Entrust, Inc	9,623
1,907	*	Epicor Software Corp	25,306
646	*	EPIQ Systems, Inc	10,581
7,831		Equifax, Inc	202,196
1,193	*	eSpeed, Inc (Class A)	25,005
5,562	*	Extreme Networks, Inc	40,102
1,627	*	F5 Networks, Inc	55,074
1,078		Factset Research
		Systems, Inc	45,880
3,574		Fair Isaac Corp	128,950
1,755	*	Filenet Corp	46,771
563	*	FindWhat.com	12,189
50,681		First Data Corp	2,136,711
9,863	*	Fiserv, Inc	352,800
2,303	*	Freemarkets, Inc	18,954
1,058	*	Gerber Scientific, Inc	7,194
1,671	*	Getty Images, Inc	90,201
695		Gevity HR, Inc	20,294
50		Grey Global Group, Inc	34,500
457	*	Group 1 Software, Inc	7,440
545	*	GSI Commerce, Inc	5,532
2,957		GTECH Holdings Corp	174,877
2,153	*	Harris Interactive, Inc	18,150

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 163

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

BUSINESS SERVICES—(Continued)
615		Healthcare Services
		Group	$ 10,117
760	*	Heidrick & Struggles
		International, Inc	18,187
3,464		Henry (Jack) &
		Associates, Inc	66,717
6,353	*	Homestore, Inc	26,873
376	*	Hudson Highland
		Group, Inc	10,483
2,212	*	Hyperion Solutions Corp	91,687
78	*	ICT Group, Inc	1,045
985	*	IDX Systems Corp	34,081
416	*	iGate Corp	2,900
1,790		Imation Corp	67,340
13,416		IMS Health, Inc	312,056
3,324	*	Informatica Corp	28,553
1,286	*	Infospace, Inc	49,987
1,160	*	infoUSA, Inc	12,192
428		Integral Systems, Inc	8,132
2,483	*	Intelidata Technologies
		Corp	3,079
1,879	*	Intellisync Corp	6,182
1,687	*	Interactive Data Corp	29,995
24	*	InterActiveCorp
		Wts 02/04/09	916
2,190	*	Intergraph Corp	52,954
2,084	*	Internet Security
		Systems, Inc	36,762
278		Interpool, Inc	4,170
22,987	*	Interpublic Group Of
		Cos, Inc	353,540
2,606	*	Interwoven, Inc	25,982
973	*	Intrado, Inc	18,828
9,944	*	Intuit, Inc	446,287
279	*	iPayment, Inc	9,280
3,423	*	Iron Mountain, Inc	152,768
1,622	*	JDA Software Group, Inc	23,600
18,648	*	Juniper Networks, Inc	485,034
1,168	*	Kana Software, Inc	5,268
2,803	*	Keane, Inc	44,119
990		Kelly Services, Inc
		(Class A)	29,314
934	*	Keynote Systems, Inc	12,021
1,273	*	KFX ,Inc	13,226
1,557	*	Korn/Ferry International	24,912
1,859	*	Kroll, Inc	49,914
1,584	*	Kronos, Inc	51,528
2,632	*	Labor Ready, Inc	35,585
3,996	*	Lamar Advertising Co	160,719
2,332	*	Lawson Software, Inc	19,356
1,650	*	Lionbridge Technologies	16,055
3,867	*	Looksmart Ltd	7,618

4,020	*	Macromedia, Inc	$ 80,681
2,022	*	Macrovision Corp	37,771
1,559	*	Magma Design
		Automation, Inc	32,599
1,352	*	Manhattan
		Associates, Inc	37,586
4,654		Manpower, Inc	216,411
857	*	Mantech International
		Corp (Class A)	17,560
3,754	*	Manugistics Group, Inc	25,715
680	*	MAPICS, Inc	5,494
303	*	Marketwatch.com, Inc	4,224
2,678	*	Matrixone, Inc	19,442
545		McGrath RentCorp	16,617
349	*	Medical Staffing Network
		Holdings, Inc	2,747
467	*	MedQuist, Inc	7,351
406	*	Memberworks, Inc	14,178
3,320	*	Mentor Graphics Corp	59,162
4,182	*	Mercury Interactive
		Corp	187,354
4,067	*	Micromuse, Inc	31,723
490,944		Microsoft Corp	12,258,872
481	*	MicroStrategy, Inc	25,637
1,012	*	Midway Games, Inc	7,367
6,666	*	Mindspeed
		Technologies, Inc	43,529
366	*	Mobius Management
		Systems, Inc	3,342
5,174	*	Monster Worldwide, Inc	135,559
5,030	*	MPS Group, Inc	55,934
1,196	*	MRO Software, Inc	13,898
1,172	*	MSC.Software Corp	10,325
152	*	Nassda Corp	1,055
2,443		National
		Instruments Corp	76,857
389	*	National Processing, Inc	7,391
1,184	*	NCO Group, Inc	27,670
4,723	*	NCR Corp	208,095
1,635		NDCHealth Corp	44,390
306	*	Neoforma, Inc	3,326
706	*	Neoware Systems, Inc	7,251
1,795	*	Netegrity, Inc	15,258
2,707	*	NETIQ Corp	37,790
545	*	Netratings, Inc	6,022
976	*	Netscout Systems, Inc	7,505
3,450	*	NetScreen
		Technologies, Inc	125,684
8,866	*	Network Associates, Inc	159,588
1,148	*	Network Equipment
		Technologies, Inc	11,457
1,494	*	NIC, Inc	9,024
19,721	*	Novell, Inc	224,436

164 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

BUSINESS SERVICES—(Continued)
1,621	*	Nuance Communications,
		Inc	$ 10,618
1,327	*	NYFIX, Inc	6,847
10,390		Omnicom Group, Inc	833,798
554	*	Opnet Technologies, Inc	8,260
2,425	*	Opsware, Inc	18,333
213,161	*	Oracle Corp	2,560,064
1,173	*	Packeteer, Inc	15,484
445	*	PalmSource, Inc	8,086
13,028	*	Parametric
		Technology Corp	58,887
973	*	PC-Tel, Inc	10,051
1,073	*	PDF Solutions, Inc	12,350
555	*	PDI, Inc	14,036
433	*	PEC Solutions, Inc	5,724
1,257	*	Pegasus Solutions, Inc	14,682
117	*	Pegasystems, Inc	962
17,955	*	Peoplesoft, Inc	331,988
3,808	*	Perot Systems Corp
		(Class A)	50,646
1,223	*	Pixar	78,835
1,249	*	Portal Software, Inc	8,418
834	*	Portfolio Recovery
		Associates, Inc	22,468
1,717	*	Progress Software Corp	41,191
467	*	QAD, Inc	6,197
167	*	Quality Systems, Inc	7,587
2,124	*	Quest Software, Inc	34,727
1,401	*	R.H. Donnelley Corp	65,427
1,012	*	Radiant Systems, Inc	6,084
899	*	Radisys Corp	18,789
2,278	*	Raindance
		Communications, Inc	6,492
5,348	*	RealNetworks, Inc	32,088
7,172	*	Red Hat, Inc	163,952
105	*	Redback Networks, Inc	662
1,296	*	Register.com, Inc	7,672
472		Renaissance
		Learning, Inc	12,437
3,995	*	Rent-A-Center, Inc	131,795
1,245	*	Rent-Way, Inc	10,956
3,382	*	Retek, Inc	25,568
1,454	*	Rewards Network, Inc	14,540
3,806		Reynolds & Reynolds Co
		(Class A)	108,128
8,008	*	Robert Half
		International, Inc	189,149
1,093		Rollins, Inc	28,167
1,288	*	Roxio, Inc	5,757
2,724	*	RSA Security, Inc	51,184
5,136	*	S1 Corp	39,034
1,242	*	SafeNet, Inc	46,625

1,313	*	SAFLINK Corp	$ 4,044
640	*	Sanchez Computer
		Associates, Inc	4,186
3,814	*	Sapient Corp	22,998
3,426	*	Scansoft, Inc	19,151
1,620	*	Secure Computing Corp	26,487
2,251	*	Seebeyond
		Technology Corp	9,117
1,373	*	Serena Software, Inc	27,941
21,990	*	Siebel Systems, Inc	253,105
617	*	SM&A	6,793
87	*	SoftBrands, Inc	144
857	*	Sohu.com, Inc	21,331
3,230	*	SonicWALL, Inc	28,812
2,614	*	Sotheby’s Holdings, Inc
		(Class A)	33,590
587	*	Source Interlink Cos, Inc	7,338
2,839	*	Spherion Corp	29,043
545	*	SPSS, Inc	9,974
430	*	SRA International, Inc
		(Class A)	15,884
466		SS&C Technologies, Inc	11,310
545		Startek, Inc	19,805
890	*	Stellent, Inc	6,648
351	*	Stratasys, Inc	6,680
178,824	*	Sun Microsystems, Inc	743,908
15,545	*	SunGard Data
		Systems, Inc	425,933
1,255	*	SupportSoft, Inc	13,818
4,523	*	Sybase, Inc	94,938
1,090	*	Sykes Enterprises, Inc	6,486
17,122	*	Symantec Corp	792,749
7,431	*	Synopsys, Inc	215,202
610	*	Synplicity, Inc	4,392
195		Syntel, Inc	5,370
2,158	*	Take-Two Interactive
		Software, Inc	79,371
688		Talx Corp	15,102
1,596	*	TeleTech Holdings, Inc	9,991
644	*	TheStreet.com, Inc	2,930
1,905	*	THQ, Inc	38,538
3,807	*	TIBCO Software, Inc	31,103
643	*	Tier Technologies, Inc
		(Class B)	6,874
4,412	*	Titan Corp	89,078
1,960		Total System
		Services, Inc	41,297
880	*	TradeStation Group, Inc	5,922
1,885	*	Transaction Systems
		Architects, Inc
		(Class A)	43,619
1,362	*	Trizetto Group, Inc	10,556
1,608	*	Tyler Technologies, Inc	15,614

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 165

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

BUSINESS SERVICES—(Continued)
16,241	*	Unisys Corp	$ 231,921
2,166	*	United Online, Inc	36,086
2,846	*	United Rentals, Inc	50,573
973	*	Universal Compression
		Holdings, Inc	32,012
3,630	*	Valueclick, Inc	39,204
1,262	*	Vastera, Inc	4,897
314	*	Verint Systems, Inc	9,703
11,353	*	VeriSign, Inc	188,346
22,801	*	Veritas Software Corp	613,602
1,258	*	Verity, Inc	17,197
4,912		Viad Corp	118,723
12,420	*	Vignette Corp	25,709
1,932	*	VitalWorks, Inc	7,245
931	*	Vitria Technology, Inc	5,475
350	*	Volt Information
		ciences, Inc	8,554
1,596	*	WatchGuard
		Technologies, Inc	12,481
1,375	*	WebEx Communications,
		Inc	40,879
16,103	*	WebMD Corp	143,156
2,441	*	webMethods, Inc	22,945
1,014	*	Websense, Inc	30,025
4,806	*	Westwood One, Inc	141,537
4,161	*	Wind River Systems, Inc	46,062
29,556	*	Yahoo!, Inc	1,436,126

		TOTAL BUSINESS
		SERVICES	43,208,217

CHEMICALS AND ALLIED PRODUCTS—10.79%
85,928		Abbott Laboratories	3,531,641
4,458	*	Abgenix, Inc	59,247
668	*	Able Laboratories, Inc	13,046
675		Aceto Corp	10,604
2,603	*	Adolor Corp	39,123
12,503		Air Products & Chemicals,
		Inc	626,650
1,362	*	Albany Molecular
		Research, Inc	21,642
1,707		Albemarle Corp	49,503
3,453		Alberto-Culver Co	151,483
1,051	*	Alexion Pharmaceuticals,
		Inc	24,972
3,341	*	Alkermes, Inc	53,423
7,440		Allergan, Inc	626,150
1,962		Alpharma, Inc (Class A)	38,475
1,708	*	Alteon, Inc	3,074
929	*	American Pharmaceutical
		Partners, Inc	43,607
70,970	*	Amgen, Inc	4,128,325

5,104	*	Amylin Pharmaceuticals,
		Inc	$ 120,914
3,733	*	Andrx Corp	101,538
1,479	*	Aphton Corp	6,951
1,042		Arch Chemicals, Inc	29,416
980	*	Arena
		Pharmaceuticals, Inc	6,370
1,810	*	Atherogenics, Inc	41,395
1,330	*	Atrix Laboratories, Inc	33,915
3,067	*	Avant Immunotherapeutics,
		Inc	7,729
6,138		Avery Dennison Corp	381,845
1,050	*	AVI BioPharma, Inc	3,182
12,884		Avon Products, Inc	977,509
3,703	*	Barr Pharmaceuticals, Inc	169,968
997	*	Benthley Pharmaceuticals,
		Inc	11,974
16,108	*	Biogen Idec, Inc	895,605
3,214	*	BioMarin Pharmaceutical,
		Inc	24,169
1,596	*	Biopure Corp	2,522
545	*	Biosite, Inc	17,424
428	*	Bone Care International,
		Inc	8,560
411	*	Bradley Pharmaceuticals,
		Inc	10,349
106,648		Bristol-Myers Squibb Co	2,584,081
3,243		Cabot Corp	106,370
1,604		Calgon Carbon Corp	12,351
1,197		Cambrex Corp	32,199
1,990	*	Cell Genesys, Inc	23,960
1,829	*	Cell Therapeutics, Inc	15,473
2,839	*	Cephalon, Inc	162,703
2,596	*	Charles River Laboratories
		International, Inc	111,239
718	*	Chattem, Inc	18,611
5,032	*	Chiron Corp	221,458
1,890		Church & Dwight Co, Inc	81,856
726	*	Cima Labs, Inc	22,818
8,630		Clorox Co	422,093
29,657		Colgate-Palmolive Co	1,634,101
389	*	Collagenex
		Pharmaceuticals, Inc	5,181
1,528	*	Columbia
		Laboratories, Inc	7,564
1,518	*	Connetics Corp	33,654
2,535	*	Corixa Corp	16,231
6,077		Crompton Corp	38,771
2,535	*	Cubist Pharmaceuticals,
		Inc	23,322
2,083		Cytec Industries, Inc	74,092
2,070	*	Dade Behring
		Holdings, Inc	92,074

166 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

CHEMICALS AND ALLIED PRODUCTS—(Continued)
229	*	DEL Laboratories, Inc	$ 7,634
400	*	Dendreon Corp	5,320
1,129		Diagnostic Products
		Corp	48,886
630	*	Digene Corp	21,647
2,731	*	Discovery
		Laboratories, Inc	33,291
528	*	Dov Pharmaceutical, Inc	8,195
50,418		Dow Chemical Co	2,030,877
54,797		Du Pont (E.I.)
		de Nemours & Co	2,313,529
1,946	*	Durect Corp	6,616
4,253		Eastman Chemical Co	181,518
10,607		Ecolab, Inc	302,618
623	*	Elizabeth Arden, Inc	13,158
2,245	*	Encysive Pharmaceuticals,
		Inc	23,079
2,203	*	Enzon, Inc	33,992
574	*	Eon Labs, Inc	38,504
614	*	EPIX Medical, Inc	12,741
5,460		Estee Lauder Cos
		(Class A)	242,096
740	*	Ethyl Corp	14,659
1,728		Ferro Corp	45,187
1,096	*	First Horizon
		Pharmaceutical	17,273
1,962	*	FMC Corp	84,013
18,829	*	Forest Laboratories, Inc	1,348,533
11,345	*	Genentech, Inc	1,200,528
2,381	*	Genta, Inc	25,001
10,557	*	Genzyme Corp	496,648
1,406		Georgia Gulf Corp	42,391
2,301	*	Geron Corp	21,629
11,061	*	Gilead Sciences, Inc	616,872
56,218		Gillette Co	2,198,124
1,999		Great Lakes
		Chemical Corp	47,676
1,172	*	GTC Biotherapeutics, Inc	2,578
1,149	*	Guilford Pharmaceuticals,
		Inc	8,307
1,527		H.B. Fuller Co	43,428
223	*	Hi-Tech Pharmacal
		Co, Inc	4,360
342	*	Hollis-Eden
		Pharmaceuticals	3,300
6,775	*	Human Genome
		Sciences, Inc	84,891
2,879	*	ICOS Corp	106,667
1,803	*	Idexx Laboratories, Inc	102,537
2,024	*	Ilex Oncology, Inc	48,414
5,666	*	IMC Global, Inc	81,024

2,677	*	ImClone Systems, Inc	$ 136,152
970	*	Immucor, Inc	17,576
2,102	*	Immunogen, Inc	14,125
1,751	*	Immunomedics, Inc	7,092
1,391	*	Impax Laboratories, Inc	31,117
1,900	*	Indevus Pharmaceuticals,
		Inc	11,495
1,421	*	Inspire Pharmaceuticals,
		Inc	18,302
78		Inter Parfums, Inc	1,793
1,269	*	InterMune, Inc	24,720
3,568		International Flavors &
		Fragrances, Inc	126,664
516	*	Inverness Medical
		Innovations, Inc	9,443
2,654	*	Invitrogen Corp	190,336
2,845	*	Isis
		Pharmaceuticals, Inc	22,077
7,622	*	IVAX Corp	173,553
13,049	*	King
		Pharmaceuticals, Inc	219,762
828	*	Kos Pharmaceuticals, Inc	33,733
1,859	*	KV Pharmaceutical Co
		(Class A)	45,657
1,888	*	La Jolla
		Pharmaceutical Co	5,211
298	*	Lannett Co, Inc	4,977
3,085	*	Ligand Pharmaceuticals,
		Inc (Class B)	62,009
53,105		Lilly (Eli) & Co	3,552,725
1,348		MacDermid, Inc	47,436
1,375	*	Martek Biosciences Corp	78,375
3,800	*	Medarex, Inc	34,086
2,114	*	Medicines Co	68,092
2,802		Medicis Pharmaceutical
		Corp (Class A)	112,080
13,569	*	MedImmune, Inc	313,173
123,271		Merck & Co, Inc	5,447,389
506		Meridian Bioscience, Inc	5,157
1,821	*	MGI Pharma, Inc	111,554
3,209	*	Millennium
		Chemicals, Inc	47,942
15,201	*	Millennium
		Pharmaceuticals, Inc	256,897
1,038		Minerals
		Technologies, Inc	59,270
15,071		Mylan Laboratories, Inc	342,564
3,296	*	Nabi
		Biopharmaceuticals	51,253
506		Nature’s Sunshine
		Products, Inc	7,509
2,641	*	NBTY, Inc	98,192
2,676	*	Nektar Therapeutics	57,748

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 167

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

CHEMICALS AND ALLIED PRODUCTS—(Continued)
973	*	Neose Technologies, Inc	$ 9,146
1,673	*	Neurocrine
		Biosciences, Inc	98,874
383		NL Industries, Inc	5,324
1,292	*	Noven
		Pharmaceuticals, Inc	27,739
1,639	*	NPS
		Pharmaceuticals, Inc	46,793
690	*	Nuvelo, Inc	8,666
662		Octel Corp	19,761
3,686		Olin Corp	65,795
1,509	*	OM Group, Inc	45,874
2,692	*	Omnova Solutions, Inc	14,133
2,076	*	Onyx
		Pharmaceuticals, Inc	83,995
1,733	*	OraSure
		Technologies, Inc	17,954
1,965	*	OSI Pharmaceuticals, Inc	75,456
902	*	Pain Therapeutics, Inc	6,269
2,120	*	Palatin Technologies, Inc	8,840
778	*	Penwest
		Pharmaceuticals Co	11,367
5,270	*	Peregrine
		Pharmaceuticals, Inc	12,912
433,626		Pfizer, Inc	15,198,591
1,727	*	Pharmaceutical
		Resources, Inc	98,197
978		PolyMedica Corp	26,230
4,816	*	PolyOne Corp	32,026
1,146	*	Pozen, Inc	15,838
9,405		PPG Industries, Inc	548,312
2,452	*	Praecis
		Pharmaceuticals, Inc	14,491
18,088		Praxair, Inc	671,427
71,238		Procter & Gamble Co	7,471,441
407	*	Progenics
		Pharmaceuticals	7,733
5,311	*	Protein Design Labs, Inc	126,508
350		Quaker Chemical Corp	8,890
1,121	*	Quidel Corp	7,387
518	*	Revlon, Inc (Class A)	1,435
8,608		Rohm & Haas Co	342,943
5,910		RPM International, Inc	97,751
904	*	Salix
		Pharmaceuticals Ltd	26,234
80,412		Schering-Plough Corp	1,304,283
1,904	*	Sciclone
		Pharmaceuticals, Inc	10,282
1,212	*	Scotts Co (Class A)	77,750
4,387	*	Sepracor, Inc	211,015
1,222	*	Serologicals Corp	24,929

6,657		Sherwin-Williams Co	$ 255,829
3,862		Sigma-Aldrich Corp	213,723
725	*	Sirna Therapeutics, Inc	2,936
6,108	b*	Solutia, Inc	2,382
350		Stepan Co	7,994
1,378	*	SuperGen, Inc	17,638
708	*	SurModics, Inc	14,096
1,395	*	Tanox, Inc	20,772
810		Teva Pharmaceutical
		Industries Ltd
		(Spon ADR)	51,362
1,216	*	Third Wave
		Technologies, Inc	5,606
2,768	*	Unifi, Inc	12,262
884	*	United Therapeutics
		Corp	21,066
448	*	USANA Health
		Sciences, Inc	10,452
3,970		USEC, Inc	33,547
4,274		Valeant Pharmaceuticals
		International	102,020
2,758		Valspar Corp	135,776
3,853	*	Vertex
		Pharmaceuticals, Inc	36,295
2,374	*	Vicuron
		Pharmaceuticals, Inc	54,009
701	*	Virbac Corp	1,753
5,854	*	Watson
		Pharmaceuticals, Inc	250,493
1,829		Wellman, Inc	15,272
645		West Pharmaceutical
		Services, Inc	24,123
3,232	*	WR Grace & Co	10,084
72,805		Wyeth	2,733,828
537	*	Zymogenetics, Inc	8,297

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	72,751,685

COAL MINING—0.04%
2,327		Arch Coal, Inc	73,076
1,199		Consol Energy, Inc	32,133
3,191		Massey Energy Co	70,425
1,583		Peabody Energy Corp	73,625
317	*	Westmoreland Coal Co	5,817

		TOTAL COAL MINING	255,076

COMMUNICATIONS—5.04%
423	*	Acme
		Communication, Inc	3,274
17,071		Alltel Corp	851,672
11,151	*	American Tower Corp
		(Class A)	126,564
42,983		AT&T Corp	841,177

168 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

COMMUNICATIONS—(Continued)
122,740	*	AT&T Wireless
		Services, Inc	$ 1,670,491
23,764	*	Avaya, Inc	377,387
195	*	Beasley Broadcast Group,
		Inc (Class A)	3,432
101,513		BellSouth Corp	2,810,895
811	*	Boston Communications
		Group	9,610
5,090	*	Cablevision Systems Corp
		(Class A)	116,459
543	*	Centennial
		Communications Corp	3,671
7,624		CenturyTel, Inc	209,584
13,145	*	Charter Communications,
		Inc (Class A)	61,913
10,401	*	Cincinnati Bell, Inc	42,332
28,870		Clear Channel
		Communications, Inc	1,222,645
90,462	*	Comcast Corp (Class A)	2,599,878
27,967	*	Comcast Corp
		(Special Class A)	779,720
1,129	*	Commonwealth Telephone
		Enterprises, Inc	46,300
12,580	*	Cox Communications, Inc
		(Class A)	397,528
1,827	*	Cox Radio, Inc (Class A)	38,915
6,171	*	Crown Castle
		International Corp	77,940
1,284	*	Crown Media Holdings,
		Inc (Class A)	10,388
890		CT Communications, Inc	12,309
2,485	*	Cumulus Media, Inc
		(Class A)	49,675
652		D&E
		Communications, Inc	9,121
1,457	*	Digital Generation
		Systems	2,200
39,483	*	DIRECTV Group, Inc	607,249
974	*	Dobson Communications
		Corp (Class A)	2,815
12,596	*	EchoStar Communications
		Corp (Class A)	412,519
2,352	*	Emmis Communications
		Corp (Class A)	56,001
1,948	*	Entercom Communications
		Corp	88,186
2,337	*	Entravision Communications
		Corp (Class A)	20,963
285	*	Fisher
		Communications, Inc	13,894
5,935	*	Foundry Networks, Inc	101,904

9,790	*	Fox Entertainment Group,
		Inc (Class A)	$ 265,309
2,456	*	General Communication,
		Inc (Class A)	22,350
1,852		Global Payments, Inc	83,488
623		Golden Telecom, Inc	21,201
2,023		Gray Television, Inc	29,576
1,503		Hearst-Argyle
		Television, Inc	40,416
623		HickoryTech Corp	7,744
170	*	Hungarian Telephone
		& Cable	1,545
2,578	*	IDT Corp	51,225
72	*	IDT Corp (Class B)	1,451
3,191	*	Infonet Services Corp
		(Class B)	6,350
2,257	*	Insight Communications
		Co, Inc	22,570
23,005	*	InterActiveCorp	726,728
841	*	j2 Global Communications,
		Inc	18,973
31,010	*	Level 3 Communications,
		Inc	124,660
869		Liberty Corp	40,209
1,268	*	Lightbridge, Inc	7,481
1,354	*	Lin TV Corp (Class A)	32,239
506	*	Lodgenet Entertainment
		Corp	9,614
229,020	*	Lucent Technologies, Inc	941,272
1,300	*	Mastec, Inc	12,311
3,094	*	McLeodUSA, Inc
		(Class A)	4,610
10,603	f*	McLeodUSA, Inc	0
2,938	*	Mediacom
		Communications Corp	23,563
833	*	Metro One
		Telecommunications,
		Inc	1,916
1,258	*	Net2Phone, Inc	6,542
47,864	*	Nextel Communications,
		Inc (Class A)	1,183,677
3,922	*	Nextel Partners, Inc
		(Class A)	49,653
2,217	*	NII Holdings, Inc
		(Class B)	77,662
739		North Pittsburgh
		Systems, Inc	14,876
4,144	*	NTL, Inc	246,361
1,596	*	PanAmSat Corp	39,070
1,712	*	Paxson Communications
		Corp	6,677
159	*	Pegasus Communications
		Corp	6,096

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 169

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

COMMUNICATIONS—(Continued)
2,251	*	Price Communications
		Corp	$ 35,318
4,490	*	Primus Telecommunications
		Group	37,761
2,648	*	PTEK Holdings, Inc	24,335
74,207	*	Qwest Communications
		International, Inc	319,836
856	*	Radio One, Inc (Class A)	15,904
3,169	*	Radio One, Inc (Class D)	58,627
2,746	*	RCN Corp	796
1,768	*	Regent
		Communications, Inc	11,510
924	*	Saga Communications,
		Inc (Class A)	17,233
460	*	Salem Communications
		Corp (Class A)	12,595
182,428		SBC Communications,
		Inc	4,476,783
252		Shenandoah Telecom Co	5,758
1,927	*	Sinclair Broadcast Group,
		Inc (Class A)	24,088
2,218	*	Spanish Broadcasting
		System, Inc (Class A)	23,178
48,976		Sprint Corp (FON Group)	902,628
42,461	*	Sprint Corp (PCS Group)	390,641
825		SureWest
		Communications	22,102
1,691	*	Talk America
		Holdings, Inc	14,323
2,645		Telephone & Data
		Systems, Inc	187,451
2,790	*	Time Warner Telecom,
		Inc (Class A)	18,219
1,600	*	Tivo, Inc	14,224
1,116	*	Triton PCS Holdings, Inc
		(Class A)	6,127
840	*	U.S. Cellular Corp	32,466
7,420	*	UnitedGlobalcom, Inc
		(Class A)	62,996
8,062	*	Univision Communications,
		Inc (Class A)	266,127
151,120		Verizon Communications,
		Inc	5,521,925
85,067		Viacom, Inc (Class B)	3,335,516
273		Warwick Valley
		Telephone Co	6,975
973	*	West Corp	24,228
3,548	*	Western Wireless Corp
		(Class A)	82,917
3,500	f*	WilTel Communications
		Group, Inc Rts	0
1,353	*	Wireless Facilities, Inc	14,897

7,272	*	XM Satellite Radio
		Holdings, Inc	$ 203,616
778	*	Young Broadcasting, Inc
		(Class A)	14,082

		TOTAL COMMUNICATIONS	33,991,208

DEPOSITORY INSTITUTIONS—10.45%
664		1st Source Corp	16,348
495		ABC Bancorp	9,380
276		American National
		Bankshares, Inc	6,770
660	*	AmericanWest Bancorp	13,009
19,187		AmSouth Bancorp	451,086
1,129		Anchor Bancorp
		Wisconsin, Inc	28,846
350		Arrow Financial Corp	10,451
3,908		Associated Banc-Corp	175,039
4,262		Astoria Financial Corp	162,084
234		Bancfirst Corp	12,973
4,146		Bancorpsouth, Inc	90,714
557		BancTrust Financial
		Group, Inc	9,748
1,999		Bank Mutual Corp	22,369
82,460		Bank Of America Corp	6,677,611
827		Bank Of Granite Corp	17,094
3,069		Bank Of Hawaii Corp	142,187
42,570		Bank Of New York Co, Inc	1,340,955
492		Bank Of The Ozarks, Inc	13,555
62,819		Bank One Corp	3,424,892
2,374		BankAtlantic Bancorp, Inc
		(Class A)	40,263
8,652		Banknorth Group, Inc	294,514
1,734	*	BankUnited Financial Corp
		(Class A)	51,500
445		Banner Corp	13,034
3,747		Bay View Capital Corp	8,356
30,812		BB&T Corp	1,087,664
287		Berkshire Hills
		Bancorp, Inc	10,016
861	*	BOK Financial Corp	35,326
1,531		Boston Private Financial
		Holdings, Inc	42,868
422		Bryn Mawr Bank Corp	9,664
389		BSB Bancorp, Inc	15,015
170		C&F Financial Corp	6,929
382		Camco Financial Corp	6,253
353		Camden National Corp	11,278
438		Capital City Bank
		Group, Inc	18,068
251		Capital Corp of the West	9,822
1,181		Capitol Federal Financial	42,398
574		Cascade Bancorp	13,185
1,053		Cathay General Bancorp	69,308

170 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

DEPOSITORY INSTITUTIONS—(Continued)
260		Cavalry Bancorp, Inc	$ 4,386
185		CB Bancshares, Inc	12,944
571		CCBT Financial Cos, Inc	21,070
381		Center Bancorp, Inc	6,024
468		Center Financial Corp	7,366
400	*	Central Coast Bancorp	7,355
778		Central Pacific
		Financial Corp	23,177
203		Century Bancorp, Inc
		(Class A)	6,717
623		CFS Bancorp, Inc	9,127
176		Charter Financial Corp	6,929
12,485		Charter One
		Financial, Inc	441,470
1,284		Chemical Financial Corp	46,057
1,713		Chittenden Corp	56,529
282,738		Citigroup, Inc	14,617,555
2,391		Citizens Banking Corp	78,018
602		Citizens First
		Bancorp, Inc	14,544
452		Citizens South
		Banking Corp	6,138
350		City Bank	12,051
802		City Holding Co	27,509
2,102		City National Corp	125,910
185		CNB Financial Corp	8,046
206		Coastal Bancorp, Inc	8,518
629		Coastal Financial Corp	10,225
350		CoBiz, Inc	7,151
6,845		Colonial Bancgroup, Inc	126,633
281		Columbia Bancorp	8,655
383		Columbia Bancorp
		(Oregon)	6,281
630		Columbia Banking
		System, Inc	17,640
9,682		Comerica, Inc	525,926
3,660		Commerce Bancorp, Inc	241,121
3,523		Commerce
		Bancshares, Inc	168,106
108		Commercial
		Bankshares, Inc	2,929
506	*	Commercial Capital
		Bancorp, Inc	11,598
2,309		Commercial Federal
		Corp	63,728
209		Community Bank of
		North Virginia	3,563
623		Community Bank
		System, Inc	28,832
665		Community Trust
		Bancorp, Inc	21,962

7,208		Compass
		Bancshares, Inc	$ 298,916
856		Corus Bankshares, Inc	34,488
2,749		Cullen/Frost
		Bankers, Inc	117,547
1,982		CVB Financial Corp	41,150
1,608		Dime Community
		Bancshares	32,723
1,073		Downey Financial Corp	56,762
1,198		East West Bancorp, Inc	67,088
246		Eastern Virginia
		Bankshares, Inc	5,665
363		ESB Financial Corp	5,082
679	*	Euronet Worldwide, Inc	12,908
319		EverTrust Financial
		Group, Inc	5,819
211		Exchange National
		Bancshares, Inc	6,689
298		Farmers Capital
		Bank Corp	10,430
207		FFLC Bancorp, Inc	5,570
904		Fidelity Bankshares, Inc	33,132
27,558		Fifth Third Bancorp	1,525,941
467		Financial
		Institutions, Inc	10,704
350		First Bancorp
		(North Carolina)	11,022
1,731		First Bancorp
		(Puerto Rico)	72,010
471		First Busey Corp
		(Class A)	12,769
1,656		First Charter Corp	34,859
212		First Citizens Banc Corp	5,641
291		First Citizens Bancshares,
		Inc (Class A)	35,793
3,155		First Commonwealth
		Financial Corp	46,631
626		First Community
		Bancorp	23,406
492		First Community
		Bancshares, Inc	15,026
901		First Federal
		Capital Corp	19,182
160		First Federal Financial
		Of Kentucky	4,208
1,922		First Financial Bancorp	35,557
790		First Financial
		Bankshares, Inc	31,655
701		First Financial Corp
		(Indiana)	20,546
680		First Financial
		Holdings, Inc	20,325
445		First M & F Corp	14,992

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 171

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

DEPOSITORY INSTITUTIONS—(Continued)
872		First Merchants Corp	$ 20,990
2,462		First Midwest
		Bancorp, Inc	84,053
2,380		First National
		Bankshares
		of Florida, Inc	41,817
271		First Oak Brook
		Bancshares, Inc	8,198
195		First Of Long Island Corp	9,793
460		First Republic Bank	17,738
1,301		First Sentinel
		Bancorp, Inc	27,516
158		First South Bancorp, Inc	6,130
295		First State Bancorp	9,104
7,041		First Tennessee National
		Corp	335,856
350		First United Corp	8,064
285		Firstbank Corp	7,597
788		Firstfed America
		Bancorp, Inc	21,962
934	*	FirstFed Financial Corp	43,085
4,300		FirstMerit Corp	112,015
333		Flag Financial Corp	4,272
1,568		Flagstar Bancorp, Inc	40,219
57,813		FleetBoston Financial
		Corp	2,595,804
273		FloridaFirst Bancorp, Inc	7,366
729		Flushing Financial Corp	13,195
191		FMS Financial Corp	3,343
2,380		FNB Corp	52,602
320		FNB Corp (Virginia)	8,810
251		FNB Corp, Inc
		(North Carolina)	5,349
227		Foothill Independent
		Bancorp	5,012
79		Franklin Financial Corp	2,493
876		Frontier Financial Corp	30,126
6,087		Fulton Financial Corp	135,578
212		GA Financial, Inc	7,431
226		GB&T Bancshares, Inc	6,362
947		Glacier Bancorp, Inc	30,547
1,919		Gold Banc Corp, Inc	31,280
6,869		Golden West
		Financial Corp	768,985
308		Great Southern
		Bancorp, Inc	15,132
262		Greater Community
		Bancorp	4,222
214		Greene County
		Bancshares, Inc	4,800
6,684		Greenpoint Financial
		Corp	292,158

1,362		Hancock Holding Co	$ 42,168
402		Hanmi Financial Corp	10,689
1,129		Harbor Florida
		Bancshares, Inc	32,673
1,296		Harleysville
		National Corp	36,068
307		Heartland Financial
		U.S.A., Inc	5,716
584	*	Heritage Commerce
		Corp	7,592
273		Heritage Financial Corp	5,703
8,324		Hibernia Corp (Class A)	195,531
540		Horizon Financial Corp	9,952
3,793		Hudson City
		Bancorp, Inc	143,527
1,756		Hudson River
		Bancorp, Inc	36,174
2,306		Hudson United Bancorp	87,743
627		Humboldt Bancorp	12,433
12,365		Huntington
		Bancshares, Inc	274,379
372		IberiaBank Corp	21,892
132		IBT Bancorp, Inc	6,343
713		Independent Bank Corp
		(Massachusetts)	21,611
1,149		Independent Bank Corp
		(Michigan)	32,011
2,950		IndyMac Bancorp, Inc	107,056
772		Integra Bank Corp	18,597
834	*	Intercept, Inc	10,166
614		Interchange Financial
		Services Corp	14,920
1,492		International
		Bancshares Corp	78,822
871		Irwin Financial Corp	23,500
302	*	Itla Capital Corp	14,937
111,679		J.P. Morgan Chase & Co	4,684,934
23,109		KeyCorp	699,972
543		Lakeland Bancorp, Inc	8,938
193		Lakeland Financial Corp	6,518
234		LNB Bancorp, Inc	4,825
437		LSB Bancshares, Inc	7,547
3,741		M & T Bank Corp	336,129
424		Macatawa Bank Corp	11,817
1,398		MAF Bancorp, Inc	60,757
701		Main Street Banks, Inc	19,165
305		MainSource Financial
		Group, Inc	10,945
12,450		Marshall & Ilsley Corp	470,735
930		MB Financial, Inc	36,261
817		MBT Financial Corp	14,052
23,645		Mellon Financial Corp	739,852
244		Mercantile Bank Corp	8,662

172 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

DEPOSITORY INSTITUTIONS—(Continued)
4,598		Mercantile
		Bankshares Corp	$ 197,576
215		Merchants
		Bancshares, Inc	6,130
1,315		Mid-State Bancshares	31,100
448		Midwest Banc
		Holdings, Inc	10,586
224		MutualFirst
		Financial, Inc	5,392
430		Nara Bancorp, Inc	12,737
162		NASB Financial, Inc	6,444
178		National
		Bankshares, Inc	8,955
30,429		National City Corp	1,082,664
11,125		National Commerce
		Financial Corp	318,286
1,125		National Penn
		Bancshares, Inc	35,495
350		NBC Capital Corp	9,100
1,613		NBT Bancorp, Inc	36,293
2,432		NetBank, Inc	29,695
13,914		New York Community
		Bancorp, Inc	476,972
8,682		North Fork Bancorp, Inc	367,422
155		Northern States
		Financial Corp	4,126
10,647		Northern Trust Corp	496,044
506		Northwest Bancorp, Inc	12,938
167		Oak Hill Financial, Inc	5,453
688		OceanFirst
		Financial Corp	17,152
1,518	*	Ocwen Financial Corp	14,679
3,562		Old National Bancorp	80,507
117		Old Point Financial Corp	3,510
376		Old Second Bancorp, Inc	19,334
389		Omega Financial Corp	14,223
127		Oneida Financial Corp	1,778
358		PAB Bankshares, Inc	4,547
1,770		Pacific Capital Bancorp	70,216
391		Pacific Union Bank	11,476
608		Park National Corp	68,886
188		Parkvale Financial Corp	5,388
370		Partners Trust Financial
		Group, Inc	12,658
338		Patriot Bank Corp	9,897
311		Peapack Gladstone
		Financial Corp	10,530
311		Pennfed Financial
		Services, Inc	10,997
460		Pennrock Financial
		Services Corp	13,170

169		Penns Woods
		Bancorp, Inc	$ 7,619
491		Peoples Bancorp, Inc	13,656
1,323		People’s Bank	61,506
408		Peoples Holding Co	13,750
889		PFF Bancorp, Inc	33,898
16,095		PNC Financial Services
		Group, Inc	891,985
518		Provident Bancorp, Inc	6,138
1,289		Provident Bankshares
		Corp	40,449
2,224		Provident Financial
		Group, Inc	89,316
264		Provident Financial
		Holdings	6,859
2,533		Provident Financial
		Services, Inc	47,342
1,393		R & G Financial Corp
		(Class B)	48,114
12,412		Regions Financial Corp	453,286
285		Republic Bancorp, Inc
		(Class A) (Kentucky)	5,549
3,006		Republic Bancorp, Inc
		(Michigan)	42,264
325		Republic
		Bancshares, Inc	9,760
227		Resource
		Bankshares Corp	7,400
843		Riggs National Corp	14,508
247		Royal Bancshares Of
		Pennsylvania (Class A)	6,320
1,329		S & T Bancorp, Inc	39,950
623		S.Y. Bancorp, Inc	13,955
358		Santander Bancorp	9,845
316		SCBT Financial Corp	9,954
514		Seacoast Banking Corp
		Of Florida	10,640
1,568		Seacoast Financial
		Services Corp	52,528
428		Second Bancorp, Inc	13,824
195		Security Bank Corp	5,850
272		Shore Bancshares, Inc	8,867
272		Sierra Bancorp	4,121
1,968	*	Silicon Valley
		Bancshares	63,842
901		Simmons First National
		Corp (Class A)	24,823
4,835		Sky Financial Group, Inc	125,468
671		Sound Federal
		Bancorp, Inc	9,864
3,279		South Financial
		Group, Inc	97,026

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 173

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

DEPOSITORY INSTITUTIONS—(Continued)
305		Southern Financial
		Bancorp, Inc	$ 13,603
448		Southside
		Bancshares, Inc	8,337
18,557		SouthTrust Corp	615,350
1,440		Southwest Bancorp Of
		Texas, Inc	54,331
483		Southwest Bancorp, Inc	8,356
16,517		Sovereign Bancorp, Inc	353,794
319		State Bancorp, Inc	7,688
260		State Financial Services
		Corp (Class A)	7,355
18,173		State Street Corp	947,358
2,834		Staten Island
		Bancorp, Inc	70,510
779		Sterling Bancorp	22,708
2,136		Sterling Bancshares, Inc	28,601
1,160		Sterling Financial Corp
		(Pennsylvania)	29,824
919	*	Sterling Financial Corp
		(Spokane)	33,902
323		Summit Bancshares, Inc	9,722
467	*	Sun Bancorp, Inc
		(New Jersey)	11,810
268		Sun Bancorp, Inc
		(Pennsylvania)	5,226
13,501		SunTrust Banks, Inc	941,155
16,776		Synovus Financial Corp	410,173
140		Taylor Capital Group, Inc	3,227
4,054		TCF Financial Corp	207,038
1,277		Texas Regional Bancshares,
		Inc (Class A)	54,336
1,374		TierOne Corp	32,275
205		Trico Bancshares	7,663
957		Trust Co Of New Jersey	39,725
4,129		Trustco Bank Corp NY	55,576
2,496		Trustmark Corp	72,634
105,485		U.S. Bancorp	2,916,660
539		U.S.B. Holding Co, Inc	13,227
2,170		UCBH Holdings, Inc	86,887
818		UMB Financial Corp	41,473
1,355		Umpqua Holdings Corp	27,357
423		Union Bankshares Corp	13,650
10,911		Union Planters Corp	325,693
2,891		UnionBanCal Corp	151,459
1,907		United Bankshares, Inc	58,164
908		United Community
		Banks, Inc	32,361
1,705		United Community
		Financial Corp	22,216
326		United Securities
		Bancshares	8,623

173		United Security
		Bancshares
		(California)	$ 4,273
1,193		Unizan Financial Corp	29,622
4,893		Valley National Bancorp	136,857
242	*	Virginia Commerce
		Bancorp	7,236
342		Virginia Financial
		Group, Inc	11,885
3,603		W Holding Co, Inc	67,342
70,424		Wachovia Corp	3,309,928
210		Warwick Community
		Bancorp	7,035
3,956		Washington Federal, Inc	101,015
815		Washington Trust
		Bancorp, Inc	21,516
231		Wayne Bancorp, Inc	5,405
2,363		Webster Financial Corp	119,828
92,764		Wells Fargo & Co	5,256,992
1,029		Wesbanco, Inc	31,230
701		West Bancorporation	11,847
802		West Coast Bancorp	18,246
1,747		Westamerica Bancorp	88,154
177	*	Western Sierra Bancorp	7,779
2,032		Whitney Holding Corp	84,816
563		Willow Grove
		Bancorp, Inc	10,078
3,628		Wilmington Trust Corp	135,578
1,135		Wintrust Financial Corp	55,195
428		WSFS Financial Corp	21,473
397		Yadkin Valley Bank and
		Trust Co	6,650
399		Yardville National
		Bancorp	9,855
4,849		Zions Bancorp	277,363

		TOTAL DEPOSITORY
		INSTITUTIONS	70,466,791

EATING AND DRINKING PLACES—0.71%
2,943		Applebee’s
		International, Inc	121,693
3,679		Aramark Corp (Class B)	100,841
1,844		Bob Evans Farms, Inc	59,819
5,382	*	Brinker International, Inc	204,139
629	*	California Pizza
		Kitchen, Inc	12,580
2,821		CBRL Group, Inc	111,824
1,992	*	CEC Entertainment, Inc	69,122
546	*	Chicago Pizza &
		Brewery, Inc	7,136
2,313	*	CKE Restaurants, Inc	22,899
9,342		Darden Restaurants, Inc	231,588
514	*	Dave & Buster’s, Inc	7,736

174 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

EATING AND DRINKING PLACES—(Continued)
956		IHOP Corp	$ 32,925
1,716	*	Jack In The Box, Inc	42,849
3,158	*	Krispy Kreme
		Doughnuts, Inc	108,446
1,168		Landry’s Restaurants, Inc	34,841
985		Lone Star Steakhouse &
		Saloon, Inc	28,752
70,003		McDonald’s Corp	1,999,986
1,245	*	O’Charley’s, Inc	22,721
3,344		Outback Steakhouse, Inc	162,853
1,282	*	P.F. Chang’s
		China Bistro, Inc	64,497
662	*	Papa John’s
		International, Inc	22,402
1,530	*	Rare Hospitality
		International, Inc	42,458
500	*	Red Robin Gourmet
		Burgers, Inc	14,200
3,422		Ruby Tuesday, Inc	110,017
2,121	*	Ryan’s Family Steak
		Houses, Inc	36,290
1,942	*	Sonic Corp	66,572
2,623	*	The Cheesecake Factory,
		Inc	120,999
999	*	The Steak N Shake Co	19,231
740		Triarc Cos (Class A)	8,096
1,480		Triarc Cos (Class B)	16,221
6,335		Wendy’s
		International, Inc	257,771
15,993	*	Yum! Brands, Inc	607,574

		TOTAL EATING AND
		DRINKING PLACES	4,769,078

EDUCATIONAL SERVICES—0.23%
7,151	*	Apollo Group, Inc
		(Class A)	615,773
777	*	Apollo Group, Inc
		(University Of Phoenix
		Online)	67,615
5,428	*	Career Education Corp	307,442
4,520	*	Corinthian Colleges, Inc	149,431
2,964	*	DeVry, Inc	89,365
3,244	*	Education Management
		Corp	103,257
2,208	*	ITT Educational
		Services, Inc	68,890
506	*	Learning Tree
		International, Inc	8,040
1,212	*	Princeton Review, Inc	10,472
537		Strayer Education, Inc	62,813

1,868	*	Sylvan Learning
		Systems, Inc	$ 65,585

		TOTAL EDUCATIONAL
		SERVICES	1,548,683

ELECTRIC, GAS, AND SANITARY SERVICES—3.38%
22,573	*	AES Corp	192,556
3,269		AGL Resources, Inc	94,866
7,466	*	Allegheny Energy, Inc	102,359
4,841		Allete, Inc	169,871
5,829		Alliant Energy Corp	151,904
9,472	*	Allied Waste
		Industries, Inc	126,072
10,150		Ameren Corp	467,814
21,522		American Electric
		Power Co, Inc	708,504
887		American States
		Water Co	21,643
4,900		Aqua America, Inc	106,232
9,323	*	Aquila, Inc	43,911
2,572		Atmos Energy Corp	65,766
2,607		Avista Corp	49,324
1,664		Black Hills Corp	53,032
714		California Water
		Service Group	20,199
20,762	*	Calpine Corp	96,959
545		Cascade Natural
		Gas Corp	11,876
856	*	Casella Waste Systems,
		Inc (Class A)	12,446
14,689		Centerpoint Energy, Inc	167,895
600		Central Vermont Public
		Service Corp	13,500
880		CH Energy Group, Inc	43,199
283		Chesapeake Utilities
		Corp	7,250
9,809		Cinergy Corp	401,090
15,051	*	Citizens
		Communications Co	194,760
396	*	Clean Harbors, Inc	2,934
2,240		Cleco Corp	42,627
8,388	*	CMS Energy Corp	75,073
403		Connecticut Water
		Service, Inc	11,405
12,269		Consolidated Edison, Inc	541,063
9,195		Constellation Energy
		Group, Inc	367,340
17,765		Dominion Resources, Inc	1,142,290
7,375		DPL, Inc	138,281
9,243		DTE Energy Co	380,349
49,470		Duke Energy Corp	1,118,022

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 175

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
3,878		Duquesne Light
		Holdings, Inc	$ 75,621
387	*	Duratek, Inc	6,157
14,012	*	Dynegy, Inc (Class A)	55,488
15,897		Edison International	386,138
35,041		El Paso Corp	249,142
2,586	*	El Paso Electric Co	35,790
1,308		Empire District
		Electric Co	29,626
1,757		Energen Corp	72,476
8,074		Energy East Corp	204,757
223		EnergySouth, Inc	7,785
12,402		Entergy Corp	737,919
3,530		Equitable Resources, Inc	156,803
17,953		Exelon Corp	1,236,423
16,544		FirstEnergy Corp	646,540
10,109		FPL Group, Inc	675,787
3,811		Great Plains Energy, Inc	128,774
2,068		Hawaiian Electric
		Industries, Inc	107,205
1,946		Idacorp, Inc	58,185
8,588		KeySpan Corp	328,233
5,186		Kinder Morgan, Inc	326,822
966		Laclede Group, Inc	29,270
6,121		MDU Resources
		Group, Inc	143,782
990		MGE Energy, Inc	30,542
493		Middlesex Water Co	10,205
3,677		National Fuel Gas Co	90,454
1,399		New Jersey
		Resources Corp	52,882
2,645		Nicor, Inc	93,183
14,672		NiSource, Inc	311,801
180	*	NiSource, Inc (Sails)	457
7,307		Northeast Utilities	136,276
1,284		Northwest Natural
		Gas Co	40,125
3,130		NSTAR	158,754
896		NUI Corp	15,151
4,506		OGE Energy Corp	119,139
5,228		Oneok, Inc	117,891
1,356		Otter Tail Corp	35,826
1,868		Peoples Energy Corp	83,406
8,837		Pepco Holdings, Inc	180,628
22,319	*	PG&E Corp	646,581
1,965		Piedmont Natural Gas
		Co, Inc	82,962
4,477		Pinnacle West
		Capital Corp	176,170
1,941		PNM Resources, Inc	58,327
9,755		PPL Corp	444,828

11,812		Progress Energy, Inc	$ 556,109
328	*	Progress Energy,
		Inc (Cvo)	148
12,433		Public Service Enterprise
		Group, Inc	584,102
5,427		Puget Energy, Inc	121,402
4,484		Questar Corp	163,397
14,499	*	Reliant Resources, Inc	119,037
8,569		Republic Services, Inc	231,963
750		Resource America, Inc
		(Class A)	13,875
6,020		SCANA Corp	212,807
960		SEMCO Energy, Inc	5,434
11,192		Sempra Energy	355,906
5,939	*	Sierra Pacific Resources	43,949
327		SJW Corp	11,334
662		South Jersey
		Industries, Inc	27,082
39,639		Southern Co	1,208,990
2,899	*	Southern Union Co	54,944
1,638		Southwest Gas Corp	38,329
880		Southwest Water Co	12,030
1,707	*	Stericycle, Inc	81,697
9,795		TECO Energy, Inc	143,301
774		Texas Genco
		Holdings, Inc	27,671
17,612		TXU Corp	504,760
2,160		UGI Corp	71,107
604		UIL Holdings Corp	29,095
1,552		Unisource Energy Corp	38,133
4,466		Vectren Corp	110,176
1,432	*	Waste Connections, Inc	56,994
32,732		Waste Management, Inc	987,852
3,695		Westar Energy, Inc	77,447
955		Western Gas
		Resources, Inc	48,562
2,977		WGL Holdings, Inc	89,608
28,028		Williams Cos, Inc	268,237
6,278		Wisconsin Energy Corp	201,838
2,035		WPS Resources Corp	97,273
22,084		Xcel Energy, Inc	393,316

		TOTAL ELECTRIC, GAS,
		AND SANITARY
		SERVICES	22,714,628

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.83%
1,177	*	Actel Corp	26,636
46,920	*	ADC
		Telecommunications,
		Inc	136,068
2,002		Adtran, Inc	60,120

176 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,107	*	Advanced Energy
		Industries, Inc	$ 22,572
4,697	*	Advanced Fibre
		Communications, Inc	103,475
18,669	*	Advanced Micro
		Devices, Inc	302,998
3,216	*	Aeroflex, Inc	43,287
8,169	*	Agere Systems, Inc
		(Class A)	26,222
79,238	*	Agere Systems, Inc
		(Class B)	247,223
1,829	*	Alliance Semiconductor
		Corp	13,919
21,102	*	Altera Corp	431,536
9,366		American Power
		Conversion Corp	215,512
3,470		Ametek, Inc	88,971
4,665	*	Amkor Technology, Inc	68,249
1,956	*	Amphenol Corp (Class A)	58,093
20,089		Analog Devices, Inc	964,473
1,128	*	Anaren Microwave, Inc	17,800
970	*	Applica, Inc	10,903
17,097	*	Applied Micro Circuits
		Corp	98,308
444		Applied Signal
		Technology, Inc	12,130
3,542	*	Arris Group, Inc	32,586
1,479	*	Artesyn Technologies, Inc	14,080
934	*	Artisan Components, Inc	20,819
21,275	*	Atmel Corp	138,288
1,391	*	ATMI, Inc	36,611
3,036	*	Avanex Corp	13,116
2,672		AVX Corp	44,061
1,659		Baldor Electric Co	38,124
454		Bel Fuse, Inc (Class B)	14,864
2,334	*	Benchmark
		Electronics, Inc	73,474
11,981	*	Broadcom Corp (Class A)	469,296
1,398		C&D Technologies, Inc	23,361
284	*	Catapult
		Communications Corp	5,063
1,903	*	C-COR.net Corp	26,680
308	*	Celestica, Inc (U.S.)	5,051
2,321	*	Centillium
		Communications, Inc	10,491
357	*	Ceradyne, Inc	12,906
770	*	Ceva, Inc	7,243
1,907	*	Checkpoint Systems, Inc	36,042
2,823	*	ChipPAC, Inc	22,330
25,687	*	CIENA Corp	127,664

575	*	Comtech
		Telecommunications	$ 13,340
8,746	*	Comverse
		Technology, Inc	158,652
23,265	*	Conexant Systems, Inc	143,312
24,228	*	Corvis Corp	46,518
3,697	*	Cree, Inc	82,443
2,406		CTS Corp	31,374
856		Cubic Corp	22,256
6,496	*	Cypress
		Semiconductor Corp	132,973
315	*	Diodes, Inc	6,870
1,313	*	Ditech
		Communications Corp	21,888
670	*	Drexler Technology Corp	9,179
1,725	*	DSP Group, Inc	44,384
703	*	Dupont Photomasks, Inc	16,352
1,438	*	Electro Scientific
		Industries, Inc	33,851
23,273		Emerson Electric Co	1,394,518
837	*	Emerson Radio Corp	3,197
506	*	EMS Technologies, Inc	9,771
4,644	*	Energizer Holdings, Inc	216,874
690	*	Energy Conversion
		Devices, Inc	6,762
3,177	*	Entegris, Inc	40,221
1,790	*	ESS Technology, Inc	26,241
2,067	*	Exar Corp	38,240
5,745	*	Fairchild Semiconductor
		International, Inc	138,052
6,896	*	Finisar Corp	15,033
329		Franklin Electric Co, Inc	20,951
2,540	*	FuelCell Energy, Inc	34,442
11,573	*	Gemstar-TV Guide
		International, Inc	77,655
548,911	d	General Electric Co	16,752,764
1,581	*	Genesis Microchip, Inc	26,498
600	*	Genlyte Group, Inc	33,624
4,344	*	GrafTech
		International Ltd	64,943
2,884		Harman International
		Industries, Inc	229,566
3,416	*	Harmonic, Inc	32,964
3,708		Harris Corp	179,504
1,322		Helix Technology Corp	32,059
372	*	Hexcel Corp	2,708
2,723		Hubbell, Inc (Class B)	109,274
1,319	*	Hutchinson
		Technology, Inc	37,011
584	*	Inet Technologies, Inc	7,247
771	*	Innovex, Inc	5,235
3,180	*	Integrated Circuit
		Systems, Inc	79,595

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 177

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
5,333	*	Integrated Device
		Technology, Inc	$ 79,995
1,651	*	Integrated Silicon
		Solution, Inc	29,289
358,681		Intel Corp	9,756,123
2,821	*	Interdigital
		Communications Corp	49,311
3,339	*	International
		Rectifier Corp	153,561
7,392		Intersil Corp (Class A)	164,768
1,041		Inter-Tel, Inc	31,292
1,730	*	InterVoice, Inc	29,185
874	*	IXYS Corp	8,216
8,349	*	Jabil Circuit, Inc	245,711
75,028	*	JDS Uniphase Corp	305,364
4,508	*	Kemet Corp	64,645
4,555	*	Kopin Corp	26,328
4,005		L-3 Communications
		oldings, Inc	238,217
5,253	*	Lattice
		Semiconductor Corp	45,859
508	*	Lifeline Systems, Inc	9,596
17,134		Linear Technology Corp	634,301
1,156	*	Littelfuse, Inc	43,003
783		LSI Industries, Inc	9,521
18,777	*	LSI Logic Corp	175,377
1,413	*	Mattson Technology, Inc	16,899
17,832		Maxim Integrated
		Products, Inc	839,709
4,073		Maytag Corp	128,585
5,217	*	McData Corp (Class A)	36,735
634	*	Medis Technologies Ltd	8,401
3,066	*	MEMC Electronic
		Materials, Inc	28,054
1,030	*	Mercury Computer
		Systems, Inc	26,265
2,102		Methode Electronics, Inc	27,116
301	*	Metrologic
		Instruments, Inc	7,043
3,305	*	Micrel, Inc	44,122
10,961		Microchip
		Technology, Inc	291,124
30,448	*	Micron Technology, Inc	508,786
3,270	*	Microsemi Corp	44,734
91	*	MIPS Technologies, Inc	522
6,968		Molex, Inc	211,758
1,142	*	Monolithic System
		Technology, Inc	15,291
1,507	*	Moog, Inc (Class A)	51,419
126,924		Motorola, Inc	2,233,862

5,137	*	MRV Communications,
		Inc	$ 17,106
1,889	*	Mykrolis Corp	26,937
195		National Presto
		Industries, Inc	7,558
10,046	*	National
		Semiconductor Corp	446,344
7,999	*	Novellus Systems, Inc	254,288
8,422	*	Nvidia Corp	223,099
2,458	*	Omnivision
		Technologies, Inc	67,128
3,190	*	ON Semiconductor Corp	24,053
3,403	*	Openwave Systems, Inc	45,396
5,599	*	Oplink
		Communications, Inc	14,053
803	*	Optical Communication
		Products, Inc	2,642
655	*	OSI Systems, Inc	13,100
799		Park Electrochemical
		Corp	20,215
1,260	*	Pemstar, Inc	4,599
934	*	Pericom
		Semiconductor Corp	10,722
1,635	*	Photronics, Inc	29,005
1,747	*	Pixelworks, Inc	29,926
2,115	*	Plantronics, Inc	77,430
2,073	*	Plexus Corp	36,879
1,557	*	Plug Power, Inc	12,020
9,213	*	PMC-Sierra, Inc	156,345
5,139	*	Polycom, Inc	109,101
272	*	Powell Industries, Inc	4,831
1,362	*	Power Integrations, Inc	39,947
3,698	*	Power-One, Inc	40,900
3,919	*	Powerwave
		Technologies, Inc	30,568
6,166	*	Proxim Corp (Class A)	10,914
5,036	*	QLogic Corp	166,238
43,461		Qualcomm, Inc	2,886,680
4,698	*	Rambus, Inc	131,685
334		Raven Industries, Inc	10,220
1,761	*	Rayovac Corp	50,365
1,206		Regal-Beloit Corp	24,096
2,569	*	Remec, Inc	19,524
8,871	*	RF Micro Devices, Inc	75,049
317		Richardson
		Electronics Ltd	3,839
9,954		Rockwell Collins, Inc	314,646
856	*	Rogers Corp	45,685
28,569	*	Sanmina-SCI Corp	314,545
2,197	*	SBA Communications
		Corp	8,524
739	*	SBS Technologies, Inc	11,425
7,964		Scientific-Atlanta, Inc	257,556

178 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,518	*	Seachange
		International, Inc	$ 23,225
3,038	*	Semtech Corp	69,358
4,269	*	Silicon Image, Inc	43,971
1,477	*	Silicon Laboratories, Inc	78,104
4,592	*	Silicon Storage
		Technology, Inc	59,420
272	*	Siliconix, Inc	12,683
1,256	*	Sipex Corp	7,913
51,306	*	Sirius Satellite
		Radio, Inc	174,440
8,362	*	Skyworks Solutions, Inc	97,501
878		Smith (A.O.) Corp	25,418
12,912	*	Sonus Networks, Inc	47,904
811		Spectralink Corp	13,811
662	*	Standard
		Microsystems Corp	17,636
545	*	Stoneridge, Inc	7,859
3,636	*	Stratex Networks, Inc	17,271
2,505	*	Superconductor
		Technologies	5,762
545	*	Supertex, Inc	9,091
8,480	*	Sycamore Networks, Inc	34,598
1,978	*	Symmetricom, Inc	17,743
817	*	Synaptics, Inc	14,330
1,964	*	Technitrol, Inc	36,923
2,957	*	Tekelec	49,057
21,827	*	Tellabs, Inc	188,367
3,234	*	Terayon Communication
		Systems, Inc	11,060
94,788		Texas Instruments, Inc	2,769,705
2,707		Thomas & Betts Corp	59,067
1,090	*	Three-Five Systems, Inc	7,140
934	*	Tollgrade
		Communications, Inc	14,907
5,653	*	Transmeta Corp	22,386
6,939	*	Triquint
		Semiconductor, Inc	50,655
1,051	*	TTM Technologies, Inc	12,948
311	*	Ulticom, Inc	3,191
817	*	Universal Display Corp	10,482
701	*	Universal
		Electronics, Inc	9,253
3,878	*	Utstarcom, Inc	111,531
2,510	*	Valence Technology, Inc	11,170
1,635	*	Varian Semiconductor
		Equipment Associates,
		Inc	68,670
4,548	*	Verso Technologies, Inc	7,595
4	*	Vialta, Inc	1
1,206	*	Viasat, Inc	30,005

882	*	Vicor Corp	$ 10,822
638	*	Virage Logic Corp	5,900
8,726	*	Vishay
		Intertechnology, Inc	186,234
10,423	*	Vitesse Semiconductor
		Corp	73,899
2,245	*	Westell Technologies, Inc	16,389
3,924		Whirlpool Corp	270,246
1,233	*	White Electronic
		Designs Corp	9,432
1,117	*	Wilson Greatbatch
		Technologies, Inc	40,525
496		Woodhead Industries, Inc	7,440
1,206	*	Xicor, Inc	18,355
18,486	*	Xilinx, Inc	702,468
1,232	*	Zhone Technologies, Inc	4,792

		TOTAL ELECTRONIC
		AND OTHER
		ELECTRIC EQUIPMENT	52,792,909

ENGINEERING AND MANAGEMENT SERVICES—0.81%
759	*	aaiPharma, Inc	5,032
663	*	Advisory Board Co	24,233
3,381	*	Affymetrix, Inc	114,109
1,284	*	Antigenics, Inc	13,687
3,731	*	Applera Corp (Celera
		Genomics Group)	54,137
1,768	*	Ariad
		Pharmaceuticals, Inc	16,725
8,853	*	BearingPoint, Inc	94,904
4,498	*	Celgene Corp	214,330
5,158	*	Century Business
		Services, Inc	25,326
343	*	Charles River
		Associates, Inc	11,246
1,089	*	Ciphergen
		Biosystems, Inc	9,071
584	*	Cornell Cos, Inc	6,757
1,985		Corporate Executive
		Board Co	93,295
1,775	*	Corrections Corp
		Of America	63,190
3,183	*	Covance, Inc	109,623
3,036	*	CuraGen Corp	18,945
1,434	*	CV Therapeutics, Inc	21,696
2,397	*	Decode Genetics, Inc	25,408
507	*	Digitas, Inc	5,217
1,809	*	Diversa Corp	16,028
1,704	*	eResearch
		Technology, Inc	47,797
741	*	Exact Sciences Corp	5,758
2,828	*	Exelixis, Inc	24,179

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 179

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
2,305	*	Exult, Inc	$ 14,360
815	*	First Consulting
		Group, Inc	5,102
4,615		Fluor Corp	178,554
623	*	Forrester Research, Inc	11,806
2,089	*	FTI Consulting, Inc	34,803
4,519	*	Gartner, Inc (Class A)	52,646
104	*	Gartner, Inc (Class B)	1,191
1,557	*	Gene Logic, Inc	7,863
428	*	Genencor
		International, Inc	5,697
2,814	*	Gen-Probe, Inc	94,016
24,030		Halliburton Co	730,272
934	*	Hewitt Associates, Inc	29,897
3,870	*	Incyte Corp	32,160
2,652	*	Jacobs Engineering
		Group, Inc	118,279
778	*	Kosan Biosciences, Inc	8,223
452		Landauer, Inc	18,984
2,179	*	Lexicon Genetics, Inc	13,662
1,012	*	Luminex Corp	9,159
743	*	MAXIMUS, Inc	26,005
1,529	*	Maxygen, Inc	14,510
14,378		Monsanto Co	527,241
6,732		Moody’s Corp	476,626
311	*	MTC Technologies, Inc	7,809
1,518	*	Myriad Genetics, Inc	24,622
2,724	*	Navigant Consulting, Inc	55,107
660	*	Neopharm, Inc	12,385
429	*	Newtek Business
		Services, Inc	2,231
1,012	*	Parexel International
		Corp	18,084
17,994		Paychex, Inc	640,586
1,349	*	Per-Se Technologies, Inc	15,109
2,434	*	Pharmaceutical Product
		Development, Inc	72,509
1,067	*	Pharmacopeia, Inc	21,468
1,581	*	PRG-Schultz
		International, Inc	6,956
3,925		Quest Diagnostics, Inc	325,108
1,179	*	Regeneration
		Technologies, Inc	13,382
1,736	*	Regeneron
		Pharmaceuticals, Inc	23,575
1,386	*	Repligen Corp	4,172
547	*	Research Frontiers, Inc	5,317
921	*	Resources
		Connection, Inc	40,634
2,604	*	Savient
		Pharmaceuticals, Inc	9,843

2,870	*	Seattle Genetics, Inc	$ 24,280
16,826		Servicemaster Co	202,080
263	*	SFBC International, Inc	7,827
1,005	*	Sourcecorp	26,633
1,245	*	Symyx Technologies, Inc	35,657
389	*	Tejon Ranch Co	14,377
1,824	*	Telik, Inc	48,956
2,874	*	Tetra Tech, Inc	61,676
1,780	*	Transkaryotic
		Therapies, Inc	30,545
595	*	TRC Cos, Inc	11,132
693	*	Trimeris, Inc	10,222
2,858	*	Tularik, Inc	70,164
4,239	*	U.S. Oncology, Inc	62,652
1,457	*	URS Corp	41,932
1,290	*	Washington Group
		International, Inc	47,227
1,677	*	Watson Wyatt
		& Co Holdings	42,327

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	5,468,333

FABRICATED METAL PRODUCTS—0.64%
1,967	*	Alliant Techsystems, Inc	107,005
3,142		Ball Corp	212,965
584		CIRCOR
		International, Inc	13,198
2,624		Crane Co	86,592
9,364	*	Crown Holdings, Inc	87,272
6,321		Danaher Corp	590,192
272	*	Drew Industries, Inc	9,542
8,037		Fortune Brands, Inc	615,875
1,568	*	Griffon Corp	33,869
311		Gulf Island
		Fabrication, Inc	6,326
2,075		Harsco Corp	94,413
14,230		Illinois Tool Works, Inc	1,127,443
781	*	Intermagnetics
		General Corp	20,697
4,328	*	Jacuzzi Brands, Inc	40,597
26,082		Masco Corp	793,936
424		Material Sciences Corp	4,664
672	*	Mobile Mini, Inc	11,626
1,051	*	NCI Building
		Systems, Inc	24,656
1,825	*	Raytech Corp	5,256
3,540	*	Shaw Group, Inc	38,374
728	*	Silgan Holdings, Inc	33,291
746		Simpson Manufacturing
		Co, Inc	36,517
3,023		Snap-On, Inc	97,764
3,469		Stanley Works	148,057

180 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES	VALUE
______	_____

FABRICATED METAL PRODUCTS—(Continued)
856		Sturm Ruger & Co, Inc	$ 11,565
2,706	*	Tower Automotive, Inc	13,638
608		Valmont Industries, Inc	12,148
973		Watts Water Technologies,
		Inc (Class A)	22,758

		TOTAL FABRICATED
		METAL PRODUCTS	4,300,236

FOOD AND KINDRED PRODUCTS—3.31%
881		American Italian Pasta Co
		(Class A)	35,178
45,990		Anheuser-Busch Cos, Inc	2,345,490
28,682		Archer Daniels
		Midland Co	483,865
467	*	Boston Beer Co, Inc
		(Class A)	8,602
12,202		Campbell Soup Co	332,749
156		Coca-Cola Bottling Co
		Consolidated	7,964
117,811		Coca-Cola Co	5,925,893
11,987		Coca-Cola
		Enterprises, Inc	289,726
29,404		Conagra Foods, Inc	792,170
4,725	*	Constellation Brands, Inc
		(Class A)	151,673
1,346		Coors (Adolph) Co
		(Class B)	93,480
1,797		Corn Products
		International, Inc	71,880
2,833	*	Darling International, Inc	9,632
8,655	*	Dean Foods Co	289,077
9,575	*	Del Monte Foods Co	107,719
53		Farmer Brothers Co	19,080
1,622		Flowers Foods, Inc	42,561
20,195		General Mills, Inc	942,703
19,148		H.J. Heinz Co	714,029
4,711	*	Hercules, Inc	54,082
5,067		Hershey Foods Corp	419,801
4,169		Hormel Foods Corp	122,277
934	*	International
		Multifoods Corp	23,088
2,088	*	Interstate Bakeries Corp	23,741
272	*	J & J Snack Foods Corp	12,289
2,573		J.M. Smucker Co	135,803
13,580		Kellogg Co	532,879
15,087		Kraft Foods, Inc (Class A)	482,935
1,479		Lancaster Colony Corp	59,752
1,479		Lance, Inc	24,241
517	*	M&F Worldwide Corp	7,078
7,675		McCormick & Co, Inc
		(Non-Vote)	257,266

234		National Beverage Corp	$ 2,228
557	*	Peets Coffee & Tea, Inc	11,864
9,136		Pepsi Bottling
		Group, Inc	271,796
3,935		PepsiAmericas Inc	80,353
94,491		PepsiCo, Inc	5,088,340
1,323		Pilgrim’s Pride Corp	29,675
1,596	*	Ralcorp Holdings, Inc	48,566
272		Riviana Foods, Inc	7,589
389	*	Robert Mondavi Corp
		(Class A)	14,708
466		Sanderson Farms, Inc	17,116
42,329		Sara Lee Corp	925,312
2,178		Sensient Technologies
		Corp	40,663
5,102	*	Smithfield Foods, Inc	138,366
1,307		Tootsie Roll
		Industries, Inc	47,784
2,218		Topps Co, Inc	21,182
11,712		Tyson Foods, Inc
		(Class A)	211,419
9,005		Wrigley (Wm.) Jr Co	532,376

		TOTAL FOOD AND
		KINDRED PRODUCTS	22,308,040

FOOD STORES—0.42%
1,013	*	7-Eleven, Inc	15,367
18,688		Albertson’s, Inc	413,939
70		Arden Group, Inc
		(Class A)	5,285
736	*	Great Atlantic & Pacific
		Tea Co, Inc	5,697
467		Ingles Markets, Inc
		(Class A)	5,000
40,973	*	Kroger Co	681,791
1,440	*	Panera Bread Co
		(Class A)	56,045
269	*	Pantry, Inc	5,358
1,649	*	Pathmark Stores, Inc	13,159
2,084		Ruddick Corp	42,180
24,233	*	Safeway, Inc	498,715
21,450	*	Starbucks Corp	809,738
775		Weis Markets, Inc	26,156
2,752		Whole Foods Market, Inc	206,262
1,975	*	Wild Oats Markets, Inc	23,364
5,675	*	Winn-Dixie Stores, Inc	43,130

		TOTAL FOOD STORES	2,851,186

FORESTRY—0.12%
12,047		Weyerhaeuser Co	789,079

		TOTAL FORESTRY	789,079

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 181

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND FIXTURES—0.32%
510		Bassett Furniture
		Industries, Inc	$ 10,113
1,652		Ethan Allen Interiors, Inc	68,162
2,620		Furniture Brands
		International, Inc	84,364
3,810		Herman Miller, Inc	101,460
2,897		Hillenbrand
		Industries, Inc	196,677
3,139		HON Industries, Inc	116,645
308		Hooker Furniture Corp	7,158
10,454		Johnson Controls, Inc	618,354
1,751		Kimball International, Inc
		(Class B)	27,438
2,874		La-Z-Boy, Inc	62,538
3,549		Lear Corp	219,896
10,717		Leggett & Platt, Inc	254,100
15,131		Newell Rubbermaid, Inc	351,039
995	*	Select Comfort Corp	27,452
234		Stanley Furniture Co, Inc	9,086
1,726		Steelcase, Inc (Class A)	22,438

		TOTAL FURNITURE
		AND FIXTURES	2,176,920

FURNITURE AND HOMEFURNISHINGS STORES—0.35%
16,220	*	Bed Bath & Beyond, Inc	677,347
14,438		Best Buy Co, Inc	746,733
10,508		Circuit City Stores, Inc
		(Circuit City Group)	118,740
1,042	*	Cost Plus, Inc	43,504
656	*	Electronics Boutique
		Holdings Corp	19,260
1,068	*	Gamestop Corp (Class A)	19,245
739	*	Guitar Center, Inc	27,446
701		Haverty Furniture
		Cos, Inc	14,917
1,012	*	Intertan, Inc	14,138
678	*	Kirkland’s, Inc	11,072
2,407	*	Linens ‘n Things, Inc	85,232
4,844		Pier 1 Imports, Inc	114,803
9,137		RadioShack Corp	302,983
849	*	Restoration
		Hardware, Inc	4,220
397	*	Rex Stores Corp	6,249
1,705	*	The Bombay Co, Inc	13,384
481	*	Trans World
		Entertainment Corp	4,560
1,013	*	Tweeter Home
		Entertainment
		Group, Inc	9,563

506	*	Ultimate Electronics, Inc	$ 3,304
4,505	*	Williams-Sonoma, Inc	154,071

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	2,390,771

GENERAL BUILDING CONTRACTORS—0.36%
678		Beazer Homes U.S.A., Inc	71,807
1,056		Brookfield Homes Corp	37,055
6,892		Centex Corp	372,582
9,604		D.R. Horton, Inc	340,270
78	*	Dominion Homes, Inc	2,968
1,632	*	Hovnanian Enterprises,
		Inc (Class A)	70,421
2,125		KB Home	171,700
5,950		Lennar Corp (Class A)	321,479
540		Lennar Corp (Class B)	27,491
593	*	Levitt Corp (Class A)	14,529
608		M/I Homes, Inc	28,746
1,196		MDC Holdings, Inc	84,262
506	*	Meritage Corp	37,571
305	*	NVR, Inc	140,300
701	*	Palm Harbor Homes, Inc	14,693
831	*	Perini Corp	13,088
5,250		Pulte Homes, Inc	291,900
1,301		Ryland Group, Inc	115,568
1,973		Standard-Pacific Corp	118,380
39	*	Technical Olympic
		U.S.A., Inc	1,248
2,535	*	Toll Brothers, Inc	115,165
1,929		Walter Industries, Inc	23,032
914	*	WCI Communities, Inc	22,877
190	*	William Lyon Homes, Inc	17,708

		TOTAL GENERAL BUILDING
		CONTRACTORS	2,454,840

GENERAL MERCHANDISE STORES—2.43%
2,135	*	99 Cents Only Stores	52,137
5,952	*	Big Lots, Inc	86,304
3,755	*	BJ’s Wholesale Club, Inc	95,565
598	*	Brookstone, Inc	16,451
2,497		Casey’s General
		Stores, Inc	41,450
25,111	*	Costco Wholesale Corp	943,169
3,520		Dillard’s, Inc (Class A)	67,443
15,614		Dollar General Corp	299,789
6,118	*	Dollar Tree Stores, Inc	188,985
8,187		Family Dollar Stores, Inc	294,323
10,326		Federated Department
		Stores, Inc	558,120
2,077		Fred’s, Inc	50,409

182 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

GENERAL MERCHANDISE STORES—(Continued)
14,905		J.C. Penney Co, Inc	$ 518,396
15,645	*	Kohl’s Corp	756,123
15,764		May Department
		Stores Co	545,119
1,879		Neiman Marcus Group,
		Inc (Class A)	101,353
30		Neiman Marcus Group,
		Inc (Class B)	1,505
6,775		Saks, Inc	119,240
14,209		Sears Roebuck & Co	610,419
1,673	*	ShopKo Stores, Inc	24,459
895	*	Stein Mart, Inc	12,351
49,860		Target Corp	2,245,694
662	*	Tuesday Morning Corp	22,813
146,119		Wal-Mart Stores, Inc	8,721,843

		TOTAL GENERAL
		MERCHANDISE
		STORES	16,373,460

HEALTH SERVICES—0.77%
2,422	*	Accredo Health, Inc	92,278
1,328	*	American
		Healthways, Inc	32,430
1,623	*	Amsurg Corp	36,858
2,836	*	Apria Healthcare
		Group, Inc	84,910
4,490	*	Beverly Enterprises, Inc	28,736
22,118	*	Caremark Rx, Inc	735,424
634	*	Chronimed, Inc	4,926
2,563	*	Community Health
		Systems, Inc	71,328
272	*	Corvel Corp	9,846
3,850	*	Coventry
		Health Care, Inc	162,971
1,647	*	Cross Country
		Healthcare, Inc	27,423
827	*	CryoLife, Inc	4,921
503	*	Curative Health
		Services, Inc	6,740
3,361	*	DaVita, Inc	160,488
428	*	Dynacq Healthcare, Inc	2,260
1,187	*	Enzo Biochem, Inc	19,986
3,353	*	Express Scripts, Inc	250,100
4,776	*	First Health Group Corp	104,403
753	*	Genesis HealthCare Corp	18,336
1,308	*	Gentiva Health
		Services, Inc	20,261
27,010		HCA, Inc	1,097,146
13,273		Health Management
		Associates, Inc
		(Class A)	308,066

3,191		Hooper Holmes, Inc	$ 19,912
312	*	IMPAC Medical
		Systems, Inc	7,020
1,778	*	Inveresk Research
		Group, Inc	50,531
748	*	Kindred Healthcare, Inc	37,624
376	*	LabOne, Inc	11,430
8,209	*	Laboratory Corp Of
		America Holdings	322,203
2,024	*	LifePoint Hospitals, Inc	65,456
5,396	*	Lincare Holdings, Inc	169,542
5,015		Manor Care, Inc	176,979
470	*	Matria Healthcare, Inc	11,900
1,440	*	MIM Corp	10,954
584	*	National Healthcare Corp	15,184
1,506	*	NeighborCare, Inc	36,521
1,621	*	Odyssey HealthCare, Inc	30,556
876	*	Option Care, Inc	9,978
2,252	*	Orthodontic Centers
		Of America, Inc	17,791
1,351	*	Pediatrix Medical
		Group, Inc	85,113
2,577	*	Province Healthcare Co	40,974
804	*	RehabCare Group, Inc	15,984
2,553	*	Renal Care Group, Inc	116,825
2,414		Select Medical Corp	40,314
352	*	Specialty
		Laboratories, Inc	3,802
921	*	Sunrise Senior
		Living, Inc	33,018
25,651	*	Tenet Healthcare Corp	286,265
3,885	*	Triad Hospitals, Inc	119,766
602	*	U.S. Physical
		Therapy, Inc	8,308
964	*	United Surgical Partners
		International, Inc	32,718
2,816		Universal Health
		Services, Inc (Class B)	129,733
583	*	VistaCare, Inc (Class A)	15,753

		TOTAL HEALTH SERVICES	5,201,991

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.01%
1,762		Granite Construction, Inc	41,883
1,390	*	Insituform Technologies,
		Inc (Class A)	21,726

		TOTAL HEAVY
		CONSTRUCTION,
		EXCEPT BUILDING	63,609

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 183

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—2.46%
615	*	4Kids Entertainment, Inc	$ 13,758
895		Acadia Realty Trust	12,628
534		Alabama National
		Bancorp	29,648
117	*	Alexander’s, Inc	18,720
964		Alexandria Real Estate
		Equities, Inc	60,732
681		Allegiant Bancorp, Inc	20,028
6,721		Allied Capital Corp	203,579
4,275		AMB Property Corp	158,902
1,284		Amcore Financial, Inc	38,250
968		American Home Mortgage
		Investment Corp	27,878
260		American Land
		Lease, Inc	5,312
409		American Mortgage
		Acceptance Co	7,382
108	*	American Realty
		Investors, Inc	1,038
817		AMLI Residential
		Properties Trust	23,080
6,066		Annaly Mortgage
		Management, Inc	118,590
2,432		Anthracite Capital, Inc	30,959
1,920		Anworth Mortgage
		Asset Corp	26,803
5,259		Apartment Investment &
		Management Co
		(Class A)	163,502
9,791		Archstone-Smith Trust	288,932
2,918		Arden Realty, Inc	94,339
973		Associated Estates
		Realty Corp	8,922
3,586		AvalonBay
		Communities, Inc	192,138
817		Bedford Property
		Investors	24,894
3,764		Boston Properties, Inc	204,423
879	*	Boykin Lodging Co	8,157
1,334		Brandywine Realty Trust	40,754
2,553		BRE Properties, Inc
		(Class A)	87,619
2,867		Brookline Bancorp, Inc	45,729
177		BRT Realty Trust	4,223
1,868		Camden Property Trust	83,967
1,651		Capital Automotive REIT	58,297
387		Capitol Bancorp Ltd	10,488
467		Capstead Mortgage Corp	8,616
2,647		CarrAmerica Realty Corp	89,733
1,041		CBL & Associates
		Properties, Inc	63,855

1,191		Centerpoint Properties
		Trust	$ 98,258
1,874		Chelsea Property
		Group, Inc	117,950
313		Cherokee, Inc	7,343
911		Colonial Properties Trust	37,169
2,162		Commercial Net Lease
		Realty, Inc	42,700
592		Community Banks, Inc	18,447
2,089		Community First
		Bankshares, Inc	67,140
579		Connecticut
		Bancshares, Inc	30,085
2,660		Cornerstone Realty
		Income Trust, Inc	24,871
1,473		Corporate Office
		Properties Trust	36,825
467		Correctional
		Properties Trust	14,384
1,872		Cousins Properties, Inc	61,383
4,457		Crescent Real Estate
		Equities Co	80,092
627	*	Criimi MAE, Inc	6,991
4,226		Developers Diversified
		Realty Corp	170,730
7,663		Duke Realty Corp	266,059
1,076		Eastgroup Properties, Inc	38,198
954		Entertainment
		Properties Trust	39,028
2,335		Equity Inns, Inc	21,482
22,176		Equity Office
		Properties Trust	640,665
1,479		Equity One, Inc	28,426
14,946		Equity Residential	446,138
891		Essex Property Trust, Inc	58,361
2,218		Federal Realty
		Investment Trust	102,472
2,568	*	FelCor Lodging Trust, Inc	26,759
250		First Defiance
		Financial Corp	6,965
535		First Indiana Corp	10,780
2,024		First Industrial Realty
		Trust, Inc	79,948
4,128		First Niagara Financial
		Group, Inc	56,347
672		First Place
		Financial Corp	12,190
3,350		Fremont General Corp	102,510
4,628		Friedman Billings Ramsey
		Group, Inc	124,910
1,464		Gables Residential Trust	53,070
11,590		General Growth
		Properties, Inc	407,389

184 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
444		German American
		Bancorp	$ 7,573
445		Gladstone Capital Corp	10,008
823		Glenborough Realty
		Trust, Inc	18,394
1,561		Glimcher Realty Trust	42,303
720		Great Lakes REIT	11,146
2,700		Greater Bay Bancorp	78,975
557	*	Hawthorne Financial
		Corp	24,502
7,240		Health Care Property
		Investors, Inc	204,892
2,750		Health Care REIT, Inc	111,650
2,402		Healthcare Realty
		Trust, Inc	102,565
938		Heritage Property
		Investment Trust	29,172
2,733		Highwoods
		Properties, Inc	71,632
1,833		Home Properties, Inc	74,695
3,527		Hospitality Properties
		Trust	163,653
15,682	*	Host Marriott Corp	200,416
9,204		HRPT Properties Trust	104,005
3,632		IMPAC Mortgage
		Holdings, Inc	98,790
2,699		Independence Community
		Bank Corp	109,984
1,130		Innkeepers U.S.A. Trust	10,328
2,024		Investors Real Estate
		Trust	19,876
5,824		iStar Financial, Inc	246,355
1,025		Keystone Property Trust	24,918
1,284		Kilroy Realty Corp	45,582
5,741		Kimco Realty Corp	292,676
1,101		Koger Equity, Inc	25,840
1,079		Kramont Realty Trust	20,393
8,639	*	La Quinta Corp	65,138
973		LaSalle Hotel Properties	22,963
2,086		Lexington Corporate
		Properties Trust	45,454
4,524		Liberty Property Trust	203,580
1,141	*	Local Financial Corp	24,874
676		LTC Properties, Inc	12,242
3,204		Macerich Co	172,696
3,013		Mack-Cali Realty Corp	135,314
739		Manufactured Home
		Communities, Inc	26,087
251		MASSBANK Corp	9,982
2,569	*	Meristar
		Hospitality Corp	17,855

3,085		MFA Mortgage
		Investments, Inc	$ 31,159
817		Mid-America Apartment
		Communities, Inc	30,335
1,824		Mills Corp	97,201
770		Mission West
		Properties, Inc	10,203
1,279		National Health
		Investors, Inc	39,393
438		National Health
		Realty, Inc	8,182
3,371		Nationwide Health
		Properties, Inc	75,072
5,253		New Plan Excel Realty
		Trust	143,670
1,641		Newcastle Investment
		Corp	55,302
1,088		Novastar Financial, Inc	71,754
784		Omega Healthcare
		Investors, Inc	8,522
708		Oriental Financial
		Group, Inc	22,563
2,303		Pan Pacific Retail
		Properties, Inc	119,986
474		Parkway Properties, Inc	22,160
1,680		Pennsylvania Real Estate
		Investment Trust	63,269
9,942		Plum Creek Timber
		Co, Inc	322,916
7,171		Popular, Inc	309,070
1,782		Post Properties, Inc	51,322
1,901		Prentiss Properties Trust	70,147
263	*	Price Legacy Corp	4,484
456		PrivateBancorp, Inc	23,520
8,868		Prologis	318,095
743		Prosperity
		Bancshares, Inc	17,505
662		PS Business Parks, Inc	30,684
5,620		Public Storage, Inc	273,469
258		Quaker City Bancorp, Inc	14,035
1,502		RAIT Investment Trust	44,384
542		Ramco-Gershenson
		Properties	15,284
1,944		Realty Income Corp	86,800
2,757		Reckson Associates
		Realty Corp	77,582
767		Redwood Trust, Inc	47,684
1,406		Regency Centers Corp	65,702
4,492		Rouse Co	240,771
720		Sandy Spring
		Bancorp, Inc	26,122
584		Saul Centers, Inc	17,841

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 185

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
3,055		Senior Housing
		Properties Trust	$ 59,573
2,269		Shurgard Storage Centers,
		Inc (Class A)	90,533
7,761		Simon Property
		Group, Inc	453,553
638		Sizeler Property Investors	7,426
1,801		SL Green Realty Corp	85,908
659		Sovran Self Storage, Inc	27,526
9,500		SPDR Trust Series 1	1,075,020
581		Suffolk Bancorp	19,899
1,238		Summit Properties, Inc	29,526
792		Sun Communities, Inc	33,913
2,075		Susquehanna
		Bancshares, Inc	53,182
411		Tanger Factory Outlet
		Centers, Inc	18,627
2,215		Taubman Centers, Inc	55,752
4,433		Thornburg Mortgage, Inc	137,866
421		Tompkins Trustco, Inc	19,174
728		Town & Country Trust	19,802
100	*	Transcontinental Realty
		Investors, Inc	1,451
4,802		Trizec Properties, Inc	82,354
1,007		U.S. Restaurant
		Properties, Inc	18,871
6,253		United Dominion Realty
		Trust, Inc	122,684
281		United Mobile
		Homes, Inc	4,527
584		Universal Health Realty
		Income Trust	19,681
1,061		Urstadt Biddle Properties,
		Inc (Class A)	17,507
3,853		Ventas, Inc	105,880
4,545		Vornado Realty Trust	274,882
51,184		Washington Mutual, Inc	2,186,069
1,910		Washington Real Estate
		Investment Trust	61,980
1,747		Waypoint Financial Corp	46,875
3,588		Weingarten Realty
		Investors	124,145
346		Westfield Financial, Inc	8,519
872		Winston Hotels, Inc	9,191

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	16,626,532

HOTELS AND OTHER LODGING PLACES—0.27%
494		Ameristar Casinos, Inc	$ 16,672
1,479	*	Boca Resorts, Inc
		(Class A)	25,809
1,518		Boyd Gaming Corp	34,747
1,178		Choice Hotels
		International, Inc	52,704
3,720		Extended Stay
		America, Inc	72,056
18,350		Hilton Hotels Corp	298,204
2,627		Mandalay Resort Group	150,422
1,168		Marcus Corp	20,265
10,723		Marriott International,
		Inc (Class A)	456,264
3,769	*	MGM Mirage	170,886
1,168	*	Pinnacle
		Entertainment, Inc	16,118
2,646	*	Prime Hospitality Corp	30,111
10,162		Starwood Hotels & Resorts
		Worldwide, Inc	411,561
1,281	*	Vail Resorts, Inc	20,189
1,380	*	Wynn Resorts Ltd	48,300

		TOTAL HOTELS AND OTHER
		LODGING PLACES	1,824,308

INDUSTRIAL MACHINERY AND EQUIPMENT—7.00%
43,133		3M Co	3,531,299
646	*	Aaon, Inc	12,784
1,295	*	Actuant Corp	50,803
5,669	*	Adaptec, Inc	49,660
3,208	*	Advanced Digital
		Information Corp	36,507
3,781	*	AGCO Corp	78,305
481		Alamo Group, Inc	8,365
3,257	*	American Standard
		Cos, Inc	370,484
156		Ampco-Pittsburgh Corp	2,014
19,935	*	Apple Computer, Inc	539,242
90,612	*	Applied Materials, Inc	1,937,306
760	*	Astec Industries, Inc	12,244
350	*	ASV, Inc	10,640
2,452	*	Asyst Technologies, Inc	20,180
2,294	*	Avocent Corp	84,433
5,024	*	Axcelis Technologies, Inc	55,878
18,440		Baker Hughes, Inc	672,691
4,442		Black & Decker Corp	252,927
1,038		Black Box Corp	55,626
209	*	Blount International, Inc	2,090
1,090		Briggs & Stratton Corp	73,542
2,761	*	Brooks Automation, Inc	57,926

186 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
529		Cascade Corp	$ 10,739
18,901		Caterpillar, Inc	1,494,502
4,528	*	Cirrus Logic, Inc	34,322
385,426	*	Cisco Systems, Inc	9,065,220
1,368	*	Computer Network
		Technology Corp	10,944
4,314	*	Concurrent Computer
		Corp	14,883
2,622	*	Cooper Cameron Corp	115,499
3,624	*	Cray, Inc	24,027
2,021		Cummins, Inc	118,127
738	*	Cuno, Inc	33,121
1,790	*	Cymer, Inc	69,112
13,113		Deere & Co	908,862
125,221	*	Dell, Inc	4,209,930
4,118		Diebold, Inc	198,158
4,090		Donaldson Co, Inc	108,508
1,858	*	Dot Hill Systems Corp	18,617
11,007		Dover Corp	426,741
350	*	Dril-Quip, Inc	5,754
8,148		Eaton Corp	457,836
2,793	*	Electronics For
		Imaging, Inc	68,624
130,192	*	EMC Corp	1,771,913
4,242	*	Emulex Corp	90,312
978		Engineered Support
		Systems, Inc	47,717
1,036	*	EnPro Industries, Inc	19,601
1,230	*	Esterline
		Technologies Corp	30,566
1,723	*	FalconStor Software, Inc	12,747
583	*	Fargo Electronics, Inc	6,588
2,997	*	Flowserve Corp	62,787
2,967	*	FMC Technologies, Inc	80,198
973	*	Gardner Denver, Inc	26,349
11,029	*	Gateway, Inc	58,233
166	*	General Binding Corp	2,822
1,038	*	Global Power Equipment
		Group, Inc	8,740
311		Gorman-Rupp Co	8,055
3,472		Graco, Inc	101,070
5,474	*	Grant Prideco, Inc	84,847
167,770		Hewlett-Packard Co	3,831,867
584	*	Hydril	15,301
1,553	*	Hypercom Corp	12,331
1,463		IDEX Corp	63,611
1,626	*	InFocus Corp	15,203
540	*	Interland, Inc	2,230
89,056	d	International Business
		Machines Corp	8,178,903

18,801		International Game
		Technology	$ 845,293
2,698		Iomega Corp	15,082
4,934		ITT Industries, Inc	376,612
2,491		JLG Industries, Inc	35,621
2,471		Joy Global, Inc	69,361
734	*	Kadant, Inc	15,304
1,148		Kaydon Corp	31,604
1,829		Kennametal, Inc	75,483
1,193	*	Komag, Inc	21,951
2,958	*	Kulicke & Soffa
		Industries, Inc	34,668
7,214	*	Lam Research Corp	181,865
2,416		Lennox International, Inc	44,817
6,390	*	Lexmark
		International, Inc	587,880
1,673		Lincoln Electric
		Holdings, Inc	47,095
445		Lindsay
		Manufacturing Co	10,716
272		Lufkin Industries, Inc	8,527
1,320		Manitowoc Co, Inc	39,046
10,159	*	Maxtor Corp	82,796
78	*	Mestek, Inc	1,402
879	*	Micros Systems, Inc	39,687
801	*	Milacron, Inc	2,779
1,557		Modine
		Manufacturing Co	40,575
332		Nacco Industries, Inc
		(Class A)	27,357
4,202	*	National-Oilwell, Inc	118,833
16,884	*	Network Appliance, Inc	362,162
1,221		Nordson Corp	45,739
1,719	*	Oil States
		International, Inc	23,103
722	*	Omnicell, Inc	14,303
419	*	Overland Storage, Inc	7,102
6,276		Pall Corp	142,402
1,697	*	PalmOne, Inc	36,248
6,434		Parker Hannifin Corp	363,577
1,524	*	Paxar Corp	22,479
2,822		Pentair, Inc	166,498
13,060		Pitney Bowes, Inc	556,487
810	*	Planar Systems, Inc	11,526
1,322	*	Presstek, Inc	14,383
1,260	*	ProQuest Co	36,754
7,223	*	Quantum Corp	26,725
623		Robbins & Myers, Inc	13,426
7,310	*	Sandisk Corp	207,385
701		Sauer-Danfoss, Inc	9,583
311		Schawk, Inc	4,161
2,701	*	Scientific Games Corp
		(Class A)	50,563

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 187

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
778	*	Semitool, Inc	$ 9,912
811	*	Sigma Designs, Inc	5,815
11,739	*	Silicon Graphics, Inc	29,817
4,753	*	Smith International, Inc	254,333
42,368	*	Solectron Corp	234,295
4,288		SPX Corp	195,018
444		Standex
		International Corp	11,988
1,401		Stewart & Stevenson
		Services, Inc	20,483
6,117	*	Storage Technology Corp	170,236
12,779		Symbol Technologies, Inc	176,350
764		Tecumseh Products Co
		(Class A)	32,164
467		Tennant Co	18,526
2,290	*	Terex Corp	84,661
902		Thomas Industries, Inc	28,413
3,495		Timken Co	81,189
1,246		Toro Co	77,252
1,284	*	Ultratech, Inc	29,930
2,409	*	UNOVA, Inc	52,058
1,466	*	Veeco Instruments, Inc	41,121
10,593	*	Western Digital Corp	118,959
533		Woodward Governor Co	33,973
40,209	*	Xerox Corp	585,845
2,024		York International Corp	79,563
1,991	*	Zebra Technologies Corp
		(Class A)	138,116

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	47,219,440

INSTRUMENTS AND RELATED PRODUCTS—2.88%
1,231	*	Aclara BioSciences, Inc	4,826
449	*	Advanced Medical
		Optics, Inc	10,956
920	*	Advanced Neuromodulation
		Systems, Inc	33,203
26,021	*	Agilent Technologies, Inc	823,076
1,396	*	Aksys Ltd	9,060
764	*	Alaris Medical
		Systems, Inc	14,249
2,241	*	Align Technology, Inc	42,601
1,186	*	American Medical
		Systems Holdings, Inc	31,429
350		Analogic Corp	15,922
11,146		Applera Corp (Applied
		Biosystems Group)	220,468
1,167		Arrow International, Inc	34,882
934	*	Arthrocare Corp	21,585

470	*	Aspect Medical
		Systems, Inc	$ 7,003
3,023		Bard (C.R.), Inc	295,166
2,768		Bausch & Lomb, Inc	165,997
33,053		Baxter International, Inc	1,021,007
3,325		Beckman Coulter, Inc	181,346
14,009		Becton Dickinson & Co	679,156
422		BEI Technologies, Inc	9,478
955	*	Biolase Technology, Inc	16,722
13,985		Biomet, Inc	536,465
874	*	Bio-Rad Laboratories,
		Inc (Class A)	49,267
35,389	*	Boston Scientific Corp	1,499,786
1,108	*	Bruker BioSciences Corp	5,551
782	*	Candela Corp	10,721
449	*	Cantel Medical Corp	8,033
2,450	*	Cardiac Science, Inc	10,707
1,946	*	Cardiodynamics
		International Corp	12,299
3,073	*	Cepheid, Inc	28,610
743	*	Cerus Corp	2,474
1,046	*	Cholestech Corp	9,205
272	*	Closure Medical Corp	7,480
1,812		Cognex Corp	60,249
1,923	*	Coherent, Inc	50,556
1,156		Cohu, Inc	21,559
789	*	Cole National Corp	17,413
878	*	Conceptus, Inc	10,466
1,231	*	Concord Camera Corp	7,731
1,472	*	Conmed Corp	43,483
1,921		Cooper Cos, Inc	103,734
3,407	*	Credence Systems Corp	40,475
1,576	*	CTI Molecular
		Imaging, Inc	22,994
1,219	*	Cyberonics, Inc	29,207
6,475	*	Cytyc Corp	144,069
717		Datascope Corp	25,195
4,234		Dentsply
		International, Inc	187,693
895	*	Dionex Corp	47,256
330	*	DJ Orthopedics, Inc	8,531
1,281	*	DRS Technologies, Inc	35,842
15,490		Eastman Kodak Co	405,373
762		EDO Corp	18,349
3,194	*	Edwards
		Lifesciences Corp	102,048
567	*	ESCO Technologies, Inc	26,150
301	*	Exactech, Inc	5,538
428	*	Excel Technology, Inc	13,461
1,176	*	FEI Co	25,696
2,722	*	Fisher Scientific
		International, Inc	149,819
1,652	*	Flir Systems, Inc	62,974

188 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
1,155	*	Fossil, Inc	$ 38,519
16,878		Guidant Corp	1,069,559
915	*	Haemonetics Corp	28,777
1,182	*	Hanger Orthopedic
		Group, Inc	21,335
528	*	Herley Industries, Inc	9,969
998	*	Hologic, Inc	20,210
590	*	ICU Medical, Inc	17,918
739		II-VI, Inc	18,069
1,351	*	Inamed Corp	71,981
2,102	*	Input/Output, Inc	16,291
913	*	Integra LifeSciences
		Holding	27,956
1,074	*	Interpore International	15,444
1,264	*	Intuitive Surgical, Inc	21,488
1,356		Invacare Corp	61,210
870	*	Invision
		Technologies, Inc	43,213
879	*	Ionics, Inc	24,964
1,016	*	Itron, Inc	18,908
1,060	*	Ixia	11,469
618		Keithley Instruments, Inc	12,799
390	*	Kensey Nash Corp	9,614
10,470	*	KLA-Tencor Corp	527,165
492	*	KVH Industries, Inc	7,090
1,190	*	Kyphon, Inc	28,453
662	*	Laserscope	13,094
3,132	*	Lexar Media, Inc	51,866
3,841	*	LTX Corp	57,999
393	*	Medical Action
		Industries, Inc	8,033
67,026		Medtronic, Inc	3,200,492
2,081		Mentor Corp	62,638
1,118	*	Merit Medical
		Systems, Inc	24,194
1,847	*	Mettler-Toledo
		International, Inc	82,007
505	*	Micro Therapeutics, Inc	2,121
2,432	*	Millipore Corp	124,956
1,401		Mine Safety
		Appliances Co	39,732
1,354	*	MKS Instruments, Inc	32,510
934	*	Molecular Devices Corp	17,597
428		Movado Group, Inc	12,814
1,114		MTS Systems Corp	30,824
1,829	*	Newport Corp	30,581
828	*	Novoste Corp	2,807
1,130		Oakley, Inc	16,769
1,025	*	Ocular Sciences, Inc	29,879
2,530	*	Orbital Sciences Corp	31,701
1,448	*	Orthologic Corp	11,222

775	*	Osteotech, Inc	$ 4,999
5,907		PerkinElmer, Inc	122,236
934	*	Photon Dynamics, Inc	30,476
2,703	*	Pinnacle Systems, Inc	24,408
934	*	Possis Medical, Inc	26,273
22,588		Raytheon Co	707,908
1,698	*	Resmed, Inc	76,733
1,740	*	Respironics, Inc	93,995
313	*	Retractable
		Technologies, Inc	1,966
8,882		Rockwell Automation, Inc	307,939
587	*	Rofin-Sinar
		Technologies, Inc	17,522
1,582		Roper Industries, Inc	76,332
592	*	Rudolph
		Technologies, Inc	11,088
1,836	*	Sola International, Inc	42,687
606	*	Sonic Solutions, Inc	11,490
721	*	SonoSite, Inc	15,379
10,020	*	St. Jude Medical, Inc	722,442
867	*	Staar Surgical Co	7,777
1,241	*	Star Scientific, Inc	5,125
3,558	*	Steris Corp	91,796
7,542		Stryker Corp	667,693
1,915	*	Sybron Dental
		Specialties, Inc	52,211
428	*	Synovis Life
		Technologies, Inc	6,116
269		Sypris Solutions, Inc	4,573
2,102	*	Techne Corp	85,783
4,437		Tektronix, Inc	145,134
1,816		Teleflex, Inc	89,402
10,298	*	Teradyne, Inc	245,401
1,946	*	Theragenics Corp	10,469
1,221	*	Therasense, Inc	32,918
8,775	*	Thermo Electron Corp	248,157
2,370	*	Thoratec Corp	29,601
2,407	*	Trimble Navigation Ltd	55,193
1,120	*	TriPath Imaging, Inc	10,259
467		United Industrial Corp	8,845
3,647	*	Varian Medical
		Systems, Inc	314,773
1,529	*	Varian, Inc	61,420
660	*	Ventana Medical
		Systems, Inc	27,034
1,548	*	Viasys Healthcare, Inc	35,038
2,648	*	Visx, Inc	51,689
453	*	Vital Images, Inc	4,548
234		Vital Signs, Inc	7,893
1,734	*	Vivus, Inc	10,525
6,739	*	Waters Corp	275,221
972	*	Wright Medical
		Group, Inc	29,840

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 189

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
1,207		X-Rite, Inc	$ 17,972
220		Young Innovations, Inc	7,720
13,320	*	Zimmer Holdings, Inc	982,750
467	*	Zoll Medical Corp	18,671
701	*	Zygo Corp	10,957

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	19,437,205

INSURANCE AGENTS, BROKERS AND SERVICE—0.39%
13,777		AON Corp	384,516
2,707		Brown & Brown, Inc	104,923
856	*	Clark, Inc	14,552
1,257		Crawford & Co (Class B)	6,386
5,056		Gallagher (Arthur J.)
		& Co	164,674
1,749		Hilb, Rogal &
		Hamilton Co	66,637
29,337		Marsh & McLennan
		Cos, Inc	1,358,303
14,925	*	Medco Health
		Solutions, Inc	507,450
1,011	*	USI Holdings Corp	14,953

		TOTAL INSURANCE
		AGENTS, BROKERS
		AND SERVICE	2,622,394

INSURANCE CARRIERS—4.78%
1,366		21st Century
		Insurance Group	19,670
7,964		Aetna, Inc	714,530
28,266		Aflac, Inc	1,134,597
1,725		Alfa Corp	23,477
272	*	Alleghany Corp	67,350
2,714	*	Allmerica Financial Corp	93,769
38,612		Allstate Corp	1,755,302
4,625		Ambac Financial
		Group, Inc	341,233
1,752		American Financial
		Group, Inc	52,262
126,239		American International
		Group, Inc	9,007,223
481	*	American Medical Security
		Group, Inc	12,848
545		American National
		Insurance Co	48,772
425	*	American Physicians
		Capital, Inc	8,883
1,348	*	AMERIGROUP Corp	61,604
1,999		AmerUs Group Co	80,660
7,581	*	Anthem, Inc	687,142
1,229	*	Argonaut Group, Inc	23,388

314		Baldwin & Lyons, Inc
		(Class B)	$ 9,115
3,641		Berkley (W.R.) Corp	145,203
897	*	Centene Corp	27,439
10,196		Chubb Corp	709,030
7,763		Cigna Corp	458,172
7,567		Cincinnati Financial
		Corp	328,786
1,318	*	Citizens, Inc	9,821
1,134	*	CNA Financial Corp	31,253
801	*	CNA Surety Corp	8,851
1,284		Commerce Group, Inc	61,632
1,315		Delphi Financial
		Group, Inc (Class A)	55,256
165		Donegal Group, Inc	3,307
78		EMC Insurance
		Group, Inc	1,643
154	*	Enstar Group, Inc	7,106
1,300		Erie Indemnity Co
		(Class A)	62,738
615		FBL Financial Group,
		Inc (Class A)	17,282
8,056		Fidelity National
		Financial, Inc	319,033
506	*	Financial Industries Corp	6,710
3,463		First American Corp	105,344
311		Great American Financial
		Resources, Inc	4,901
1,526		Harleysville Group, Inc	28,414
15,577		Hartford Financial Services
		Group, Inc	992,255
3,483		HCC Insurance
		Holdings, Inc	112,605
5,298	*	Health Net, Inc	132,079
783	*	HealthExtras, Inc	8,989
1,955		Horace Mann
		Educators Corp	30,733
8,665	*	Humana, Inc	164,808
243		Independence
		Holding Co	7,487
662		Infinity Property &
		Casualty Corp	20,807
7,923		Jefferson-Pilot Corp	435,844
15,781		John Hancock Financial
		Services, Inc	689,472
175		Kansas City Life
		Insurance Co	7,488
973		Landamerica Financial
		Group, Inc	44,038
2,801		Leucadia National Corp	149,237
9,583		Lincoln National Corp	453,468
7,273		Loews Corp	429,543
434	*	Markel Corp	124,949

190 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
7,962		MBIA, Inc	$ 499,217
1,323		Mercury General Corp	66,057
18,608		MetLife, Inc	663,933
3,972		MGIC Investment Corp	255,122
389		Midland Co	9,706
2,666	*	MONY Group, Inc	83,819
90	*	National Western Life
		Insurance Co (Class A)	13,301
2,908		Nationwide Financial
		Services, Inc (Class A)	104,833
177	*	Navigators Group, Inc	5,094
39		NYMAGIC, Inc	987
1,027		Odyssey Re Holdings
		Corp	27,729
2,781	*	Ohio Casualty Corp	55,592
10,239		Old Republic
		International Corp	251,470
4,423		Oxford Health Plans, Inc	216,064
4,434	*	Pacificare Health
		Systems, Inc	175,365
467		Penn-America Group, Inc	6,846
816	*	Philadelphia Consolidated
		Holding Corp	47,328
5,111		Phoenix Cos, Inc	68,539
195	*	Pico Holdings, Inc	3,204
1,596	*	PMA Capital Corp
		(Class A)	9,688
4,799		PMI Group, Inc	179,291
946		Presidential Life Corp	14,171
16,063		Principal Financial
		Group	572,325
1,134	*	ProAssurance Corp	39,690
10,706		Progressive Corp	937,846
3,534		Protective Life Corp	132,348
30,393		Prudential Financial, Inc	1,360,999
5,140		Radian Group, Inc	218,964
1,399		Reinsurance Group Of
		America, Inc	57,317
897		RLI Corp	34,624
7,228		Safeco Corp	312,033
467		Safety Insurance
		Group, Inc	8,873
1,401		Selective Insurance
		Group, Inc	49,133
1,284	*	Sierra Health
		Services, Inc	46,738
11,556		St. Paul Travelers
		Cos, Inc	462,356
1,660		Stancorp Financial
		Group, Inc	108,315

701		State Auto
		Financial Corp	$ 18,093
843		Stewart Information
		Services Corp	33,130
6,282		Torchmark Corp	337,909
1,288		Transatlantic
		Holdings, Inc	112,326
8,565		Travelers Property
		Casualty Corp (Class A)	146,890
37,557		Travelers Property Casualty
		Corp (Class B)	648,609
410	*	Triad Guaranty, Inc	21,628
2,140	*	UICI	31,586
350		United Fire &
		Casualty Co	14,794
32,569		UnitedHealth Group, Inc	2,098,746
2,546		Unitrin, Inc	109,223
1,151	*	Universal American
		Financial Corp	13,812
15,618		UnumProvident Corp	228,491
1,275	*	WellChoice, Inc	47,048
8,177	*	Wellpoint Health
		Networks, Inc	929,888
67		Wesco Financial Corp	25,929
350		Zenith National
		Insurance Corp	13,720

		TOTAL INSURANCE
		CARRIERS	32,268,287

JUSTICE, PUBLIC ORDER AND SAFETY—0.00%
623	*	Geo Group, Inc	14,329

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	14,329

LEATHER AND LEATHER PRODUCTS—0.09%
923		Brown Shoe Co, Inc	33,625
9,829	*	Coach, Inc	402,891
1,402		K-Swiss, Inc (Class A)	34,307
710	*	Maxwell Shoe Co, Inc
		(Class A)	15,982
527	*	Steven Madden Ltd	10,519
985	*	Timberland Co (Class A)	58,558
142		Weyco Group, Inc	5,199
2,045		Wolverine
		World Wide, Inc	49,346

		TOTAL LEATHER AND
		LEATHER PRODUCTS	610,427

LEGAL SERVICES—0.00%
1,133	*	Pre-Paid Legal
		Services, Inc	27,736

		TOTAL LEGAL SERVICES	27,736

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 191

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

LUMBER AND WOOD PRODUCTS—0.11%
263		American Woodmark
		Corp	$ 17,479
4,009	*	Champion
		Enterprises, Inc	42,495
406		Deltic Timber Corp	14,405
13,495		Georgia-Pacific Corp	454,647
444	*	Modtech Holdings, Inc	3,290
3,677		Rayonier, Inc	160,722
272		Skyline Corp	10,491
782		Universal Forest
		Products, Inc	24,133

		TOTAL LUMBER AND
		WOOD PRODUCTS	727,662

METAL MINING—0.28%
405	*	Cleveland-Cliffs, Inc	26,499
11,616	*	Coeur D’alene
		Mines Corp	81,312
7,190		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	281,057
7,647	*	Hecla Mining Co	64,311
21,329		Newmont Mining Corp	994,571
4,514	*	Phelps Dodge Corp	368,613
810		Royal Gold, Inc	14,345
714		Southern Peru
		Copper Corp	28,881
2,962	*	Stillwater Mining Co	46,503

		TOTAL METAL MINING	1,906,092

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.15%
1,635		Blyth, Inc	53,415
3,617		Callaway Golf Co	68,651
898	*	Daktronics, Inc	20,268
7,767		Hasbro, Inc	168,932
4,164	*	Identix, Inc	24,064
1,461	*	Jakks Pacific, Inc	21,915
1,635	*	K2, Inc	26,209
1,358	*	Leapfrog Enterprises, Inc	26,277
662	*	Lydall, Inc	6,752
24,264		Mattel, Inc	447,428
1,570		Nautilus Group, Inc	24,728
759	*	Oneida Ltd	1,860
506		Penn Engineering &
		Manufacturing Corp	8,587
687	*	RC2 Corp	18,893
545		Russ Berrie & Co, Inc	19,075
843	*	Shuffle Master, Inc	39,191
223	*	Steinway Musical
		Instruments, Inc	7,147

1,617	*	Yankee Candle Co, Inc	$ 44,597

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	1,027,989

MISCELLANEOUS RETAIL—1.15%
953	*	1-800-Flowers.com, Inc
		(Class A)	9,120
569	*	AC Moore Arts &
		Crafts, Inc	15,363
1,733	*	Alloy, Inc	8,318
12,135	*	Amazon.com, Inc	525,203
2,375	*	Barnes & Noble, Inc	77,425
647	*	Big 5 Sporting Goods
		Corp	16,337
352		Blair Corp	9,381
556	*	Blue Rhino Corp	9,419
4,273		Borders Group, Inc	101,441
1,514		Cash America
		International, Inc	34,898
662	*	Coldwater Creek, Inc	14,114
21,684		CVS Corp	765,445
623	*	Dick’s Sporting
		Goods, Inc	36,221
1,284	*	Drugstore.com, Inc	6,908
1,327	*	Duane Reade, Inc	22,479
22,873	*	eBay, Inc	1,585,785
315	*	Finlay Enterprises, Inc	5,673
895		Friedman’s, Inc (Class A)	5,191
621	*	Galyans Trading Co, Inc	6,247
992		Hancock Fabrics, Inc	15,763
555	*	Hibbett Sporting
		Goods, Inc	21,168
1,066	*	Jill (J.) Group, Inc	21,874
1,006	*	Jo-Ann Stores, Inc	28,218
193		Kronos Worldwide, Inc	5,861
1,678		Longs Drug Stores Corp	31,597
2,997	*	Marvel Enterprises, Inc	57,512
3,625		Michaels Stores, Inc	176,248
1,448		MSC Industrial Direct Co
		(Class A)	43,368
17,271	*	Office Depot, Inc	325,040
4,623		Omnicare, Inc	204,938
448	*	Overstock.com, Inc	13,834
360	*	Party City Corp	5,360
350	*	PC Connection, Inc	2,762
1,777	*	Petco Animal
		Supplies, Inc	50,076
7,562		Petsmart, Inc	206,140
1,192	*	Priceline.com, Inc	32,136
22,668	*	Rite Aid Corp	123,314
475	*	Sharper Image Corp	15,476
1,037	*	Sports Authority, Inc	41,563

192 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS RETAIL—(Continued)
1,852		Stamps.com, Inc	$ 11,093
26,106		Staples, Inc	662,831
1,712	*	Summit America
		Television, Inc	6,916
6,221		Tiffany & Co	237,456
12,044	*	Toy “R” Us, Inc	202,339
805	*	Valuevision International,
		Inc (Class A)	12,357
56,198		Walgreen Co	1,851,724
555	*	Whitehall Jewellers, Inc	5,073
477		World Fuel Services Corp	17,520
1,666	*	Zale Corp	102,542

		TOTAL MISCELLANEOUS
		RETAIL	7,787,067

MOTION PICTURES—1.31%
2,168	*	AMC Entertainment, Inc	33,279
1,779	*	Avid Technology, Inc	82,065
1,907		Blockbuster, Inc
		(Class A)	33,373
78	*	Carmike Cinemas, Inc	2,907
2,841	*	Hollywood
		Entertainment Corp	38,524
151,173	*	Liberty Media Corp
		(Class A)	1,655,344
4,443	*	Metro-Goldwyn-Mayer,
		Inc	77,308
1,653		Movie Gallery, Inc	32,382
1,076	*	NetFlix, Inc	36,713
623	*	Reading
		International, Inc	4,268
1,708		Regal Entertainment Group
		(Class A)	37,542
237,463	*	Time Warner, Inc	4,003,626
112,137		Walt Disney Co	2,802,328

		TOTAL MOTION PICTURES	8,839,659

NONDEPOSITORY INSTITUTIONS—2.27%
490	*	Accredited Home Lenders
		Holding Co	19,306
1,468		Advanta Corp (Class A)	24,604
3,622		American Capital
		Strategies Ltd	120,395
63,276		American Express Co	3,280,861
7,545	*	AmeriCredit Corp	128,491
11,817		Capital One
		Financial Corp	891,356
2,207		CharterMac	54,689
10,991		CIT Group, Inc	418,208
778	*	CompuCredit Corp	16,447
8,999		Countrywide
		Financial Corp	863,004
662	*	Credit Acceptance Corp	12,571

4,570		Doral Financial Corp	$ 160,864
2,267	*	E-Loan, Inc	7,050
53,973		Fannie Mae	4,012,893
396	*	Federal Agricultural
		Mortgage Corp
		(Class C)	10,379
753	*	Financial Federal Corp	25,173
38,167		Freddie Mac	2,254,143
58,731		MBNA Corp	1,622,738
1,351		MCG Capital Corp	27,277
707		Medallion Financial Corp	6,116
1,504	*	Metris Cos, Inc	12,092
1,460		New Century
		Financial Corp	70,898
14,656	*	Providian Financial Corp	191,994
1,586	*	Saxon Capital, Inc	45,058
22,662		SLM Corp	948,405
207		Student Loan Corp	32,087
200	*	United PanAm
		Financial Corp	3,198
843		Westcorp	37,151
634	*	WFS Financial, Inc	27,465
727	*	World Acceptance Corp	14,184

		TOTAL NONDEPOSITORY
		INSTITUTIONS	15,339,097

NONMETALLIC MINERALS, EXCEPT FUELS—0.04%
895		Amcol International Corp	15,618
5,330		Vulcan Materials Co	252,855

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	268,473

OIL AND GAS EXTRACTION—1.43%
13,736		Anadarko
		Petroleum Corp	712,400
17,652		Apache Corp	762,037
545	*	Atwood Oceanics, Inc	19,397
881		Berry Petroleum Co
		(Class A)	24,034
8,289	*	BJ Services Co	358,665
11,028		Burlington
		Resources, Inc	701,712
1,520		Cabot Oil & Gas Corp
		(Class A)	46,451
2,191	*	Cal Dive
		International, Inc	56,594
11,420		Chesapeake Energy Corp	153,028
2,167	*	Cimarex Energy Co	62,626
174	*	Clayton Williams
		Energy, Inc	6,038
1,444	*	Comstock Resources, Inc	28,692
1,479	*	Denbury Resources, Inc	24,936
12,691		Devon Energy Corp	737,982

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 193

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
2,706		Diamond Offshore
		Drilling, Inc	$ 65,458
350	*	Encore Acquisition Co	9,695
1,297	*	Energy Partners Ltd	17,315
8,162		ENSCO International, Inc	229,924
6,291		EOG Resources, Inc	288,694
2,346	*	Evergreen Resources, Inc	80,585
2,449	*	Forest Oil Corp	61,837
2,903	*	Global Industries Ltd	16,983
8,442	*	Grey Wolf, Inc	34,950
2,937	*	Hanover Compressor Co	35,508
1,528	*	Harvest Natural
		Resources, Inc	22,324
2,560		Helmerich & Payne, Inc	73,344
886	*	Horizon Offshore, Inc	2,685
701	*	Houston Exploration Co	31,356
1,725	*	KCS Energy, Inc	18,458
5,446		Kerr-McGee Corp	280,469
6,910	*	Key Energy Services, Inc	76,010
3,405	*	Magnum Hunter
		Resources, Inc	34,527
165	*	Magnum Hunter
		Resources, Inc Wts
		03/21/05	79
16,951		Marathon Oil Corp	570,740
596	*	McMoRan Exploration Co	8,821
3,152	*	Meridian Resource Corp	18,975
2,659	*	Newfield Exploration Co	127,446
3,210	*	Newpark Resources, Inc	16,692
3,247		Noble Energy, Inc	152,934
1,052	*	Nuevo Energy Co	34,253
20,774		Occidental
		Petroleum Corp	956,643
1,090	*	Oceaneering
		International, Inc	33,191
4,287	*	Parker Drilling Co	17,877
3,210		Patina Oil & Gas Corp	84,263
4,561	*	Patterson-UTI
		Energy, Inc	161,505
453		Penn Virginia Corp	27,452
795	*	Petroleum
		Development Corp	22,777
6,396		Pioneer Natural
		Resources Co	206,591
2,247	*	Plains Exploration &
		Production Co	41,884
3,341		Pogo Producing Co	153,252
5,735	*	Pride International, Inc	97,839
584	*	Prima Energy Corp	20,177
532	*	Quicksilver
		Resources, Inc	20,620
2,637		Range Resources Corp	31,987

1,099	*	Remington Oil &
		Gas Corp	$ 21,705
4,712	*	Rowan Cos, Inc	99,376
584		RPC, Inc	6,506
920	*	Seacor Smit, Inc	37,794
1,868	*	Southwestern Energy Co	45,056
1,226	*	Spinnaker
		Exploration Co	44,038
1,596		St. Mary Land &
		Exploration Co	53,354
1,119	*	Stone Energy Corp	55,394
2,491	*	Superior Energy
		Services, Inc	25,109
1,301	*	Swift Energy Co	24,524
1,163	*	Tetra Technologies, Inc	30,389
2,885		Tidewater, Inc	81,155
2,112	*	Tom Brown, Inc	79,411
506	*	Transmontaigne, Inc	3,087
2,063	*	Unit Corp	56,567
14,162		Unocal Corp	527,959
5,425	*	Varco International, Inc	97,704
2,104	*	Veritas DGC, Inc	43,553
2,514		Vintage Petroleum, Inc	36,855
1,575	*	Westport Resources Corp	51,959
1,301	*	W-H Energy Services, Inc	18,825
11,772		XTO Energy, Inc	297,125

		TOTAL OIL AND GAS
		EXTRACTION	9,618,157

PAPER AND ALLIED PRODUCTS—0.69%
5,716		Bemis Co	148,616
4,008		Boise Cascade Corp	138,877
2,928		Bowater, Inc	127,749
1,129	*	Buckeye
		Technologies, Inc	11,696
1,754	*	Caraustar Industries, Inc	20,434
943		Chesapeake Corp	22,509
1,567		Glatfelter	17,613
758		Greif, Inc (Class A)	26,485
26,177		International Paper Co	1,106,282
28,034		Kimberly-Clark Corp	1,768,945
3,108	*	Longview Fibre Co	34,685
10,672		MeadWestvaco Corp	301,911
3,074		Packaging Corp
		Of America	69,349
8,713	*	Pactiv Corp	193,864
1,091	*	Playtex Products, Inc	7,539
817		Pope & Talbot, Inc	14,044
1,440		Potlatch Corp	58,680
1,012		Rock-Tenn Co (Class A)	14,593
746		Schweitzer-Mauduit
		International, Inc	24,096

194 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

PAPER AND ALLIED PRODUCTS—(Continued)
13,026	*	Smurfit-Stone
		Container Corp	$ 229,127
5,007		Sonoco Products Co	121,570
2,418		Temple-Inland, Inc	153,156
2,130		Wausau-Mosinee
		Paper Corp	30,012

		TOTAL PAPER AND
		ALLIED PRODUCTS	4,641,832

PERSONAL SERVICES—0.18%
2,656	*	Alderwoods Group, Inc	27,622
595		Angelica Corp	13,584
6,502		Cintas Corp	282,772
1,100	*	Coinstar, Inc	17,457
411		CPI Corp	7,821
1,055		G & K Services, Inc
		(Class A)	39,267
9,886		H & R Block, Inc	504,483
2,225		Regis Corp	98,879
15,596	*	Service Corp
		International	116,502
389		Unifirst Corp	10,729
2,153	*	Weight Watchers
		International, Inc	91,007

		TOTAL PERSONAL
		SERVICES	1,210,123

PETROLEUM AND COAL PRODUCTS—3.68%
4,015		Amerada Hess Corp	262,099
3,601		Ashland, Inc	167,410
58,862		ChevronTexaco Corp	5,166,906
37,494		ConocoPhillips	2,617,456
1,000		ElkCorp	27,090
366,947		Exxon Mobil Corp	15,261,326
1,440		Frontier Oil Corp	27,907
1,549	*	Headwaters, Inc	39,685
545		Holly Corp	17,364
2,685		Lubrizol Corp	84,551
7,227		Lyondell Chemical Co	107,249
4,117		Murphy Oil Corp	259,247
1,763	*	Premcor, Inc	54,600
4,116		Sunoco, Inc	256,756
3,269	*	Tesoro Petroleum Corp	61,425
6,531		Valero Energy Corp	391,599
856		WD-40 Co	29,960

		TOTAL PETROLEUM AND
		COAL PRODUCTS	24,832,630

PRIMARY METAL INDUSTRIES—0.50%
4,427	*	AK Steel Holding Corp	25,986
46,260		Alcoa, Inc	1,604,759

3,880		Allegheny
		Technologies, Inc	$ 46,948
7,889	*	Andrew Corp	138,058
934		Belden, Inc	17,718
723	*	Brush Engineered
		Materials, Inc	14,655
2,588	*	Cable Design
		Technologies Corp	24,534
1,143		Carpenter
		Technology Corp	37,582
584	*	Century Aluminum Co	16,486
2,558	*	CommScope, Inc	42,591
1,090		Curtiss-Wright Corp	51,088
623	*	Encore Wire Corp	23,207
6,502		Engelhard Corp	194,345
1,790	*	General Cable Corp	13,210
428		Gibraltar Steel Corp	10,520
428	*	Liquidmetal
		Technologies, Inc	1,365
1,596	*	Lone Star
		Technologies, Inc	28,201
1,742		Matthews International
		Corp (Class A)	57,834
2,165	*	Maverick Tube Corp	50,986
1,718		Mueller Industries, Inc	58,395
545		NN, Inc	6,360
778	*	NS Group, Inc	10,114
4,303		Nucor Corp	264,548
3,250		Precision Castparts Corp	143,098
895		Quanex Corp	38,029
1,129	*	RTI International
		Metals, Inc	17,872
1,147		Ryerson Tull, Inc	15,014
882		Schnitzer Steel Industries,
		Inc (Class A)	28,277
1,983	*	Steel Dynamics, Inc	49,139
1,090		Texas Industries, Inc	39,404
1,424		Tredegar Corp	20,833
5,816		United States Steel Corp	216,762
3,373		Worthington
		Industries, Inc	64,660

		TOTAL PRIMARY METAL
		INDUSTRIES	3,372,578

PRINTING AND PUBLISHING—0.79%
3,508	*	American Greetings Corp
		(Class A)	79,877
1,284		Banta Corp	59,436
4,792		Belo Corp (Class A)	133,026
1,440		Bowne & Co, Inc	24,624
477	*	Consolidated
		Graphics, Inc	18,341
256		Courier Corp	11,456

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 195

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

PRINTING AND PUBLISHING—(Continued)
234		CSS Industries, Inc	$ 7,781
2,510		Dow Jones & Co, Inc	120,254
904		Ennis Business
		Forms, Inc	15,133
14,831		Gannett Co, Inc	1,307,204
1,557		Harland (John H.) Co	48,454
3,056		Harte-Hanks, Inc	71,572
2,250		Hollinger
		International, Inc	44,550
463	*	Information
		Holdings, Inc	9,547
1,621	*	Journal Register Co	33,879
4,434		Knight Ridder, Inc	324,791
2,280		Lee Enterprises, Inc	103,010
1,362	*	Mail-Well, Inc	6,088
467	*	Martha Stewart Living
		Omnimedia, Inc
		(Class A)	5,137
939		McClatchy Co (Class A)	66,707
10,580		McGraw-Hill Cos, Inc	805,561
817		Media General, Inc
		(Class A)	54,968
1,972		Meredith Corp	99,704
601		New England Business
		Services, Inc	20,344
7,634		New York Times Co
		(Class A)	337,423
611	*	Playboy Enterprises, Inc
		(Class B)	8,566
7,587	*	Primedia, Inc	20,485
506		Pulitzer, Inc	24,415
5,950		R.R. Donnelley &
		Sons Co	179,988
5,127		Reader’s Digest
		Association, Inc
		(Class A)	72,188
1,635	*	Scholastic Corp	44,554
1,680		Scripps (E.W.) Co
		(Class A)	169,865
970		Standard Register Co	15,549
353		Thomas Nelson, Inc	9,609
11,267		Tribune Co	568,307
2,670	*	Valassis
		Communications, Inc	81,168
263		Washington Post Co
		(Class B)	232,600
2,478		Wiley (John) & Sons, Inc
		(Class A)	74,167

		TOTAL PRINTING AND
		PUBLISHING	5,310,328

RAILROAD TRANSPORTATION—0.36%
20,439		Burlington Northern
		Santa Fe Corp	$ 643,829
11,883		CSX Corp	359,936
1,160		Florida East Coast
		Industries	41,551
958	*	Genesee & Wyoming, Inc
		(Class A)	23,663
2,879	*	Kansas City Southern
		Industries, Inc	40,018
21,059		Norfolk Southern Corp	465,193
13,967		Union Pacific Corp	835,506

		TOTAL RAILROAD
		TRANSPORTATION	2,409,696

REAL ESTATE—0.07%
238	*	Avatar Holdings, Inc	8,923
5,522		Catellus
		Development Corp	143,627
285		Consolidated-Tomoka
		Land Co	10,579
1,520		Forest City Enterprises,
		Inc (Class A)	81,852
1,557	*	Jones Lang LaSalle, Inc	40,030
1,046		LNR Property Corp	55,992
84	*	Orleans
		Homebuilders, Inc	2,020
1,673		St. Joe Co	68,074
4,553	*	Stewart Enterprises, Inc
		(Class A)	33,100
345	*	Tarragon Realty
		Investors, Inc	4,916
1,566	*	Trammell Crow Co	21,971

		TOTAL REAL ESTATE	471,084

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.23%
631	*	Applied Films Corp	17,605
1,819		Aptargroup, Inc	69,850
506		Bandag, Inc	25,184
3,735		Cooper Tire & Rubber Co	75,260
7,856	*	Goodyear Tire &
		Rubber Co	67,090
273	*	Gundle/SLT
		Environmental, Inc	5,029
1,489	*	Jarden Corp	52,874
832		Myers Industries, Inc	10,234
9,112		Nike, Inc (Class B)	709,551
1		Packaging
		Dynamics Corp	13
467		Quixote Corp	9,821
2,928		Reebok International Ltd	121,073
1,623		Schulman (A.), Inc	31,892
4,666	*	Sealed Air Corp	232,040

196 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—(Continued)
943	*	Skechers U.S.A., Inc
		(Class A)	$ 12,363
1,360		Spartech Corp	33,864
378	*	Trex Co, Inc	12,894
2,818		Tupperware Corp	50,189
973	*	Vans, Inc	14,400

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	1,551,226

SECURITY AND COMMODITY BROKERS—2.01%
4,020		A.G. Edwards, Inc	157,262
1,635	*	Affiliated Managers
		Group, Inc	89,238
12,773	*	Ameritrade Holding Corp	196,704
5,440		Bear Stearns Cos, Inc	476,979
934		Blackrock, Inc	57,133
57,895		Charles Schwab Corp	672,172
234		Chicago Mercantile
		Exchange	22,637
18,410	*	E*Trade Financial Corp	245,774
3,980		Eaton Vance Corp	151,718
4,179		Federated Investors, Inc
		(Class B)	131,346
355		First Albany Cos, Inc	4,913
9,016		Franklin Resources, Inc	502,011
330		Gabelli Asset
		Management,
		Inc (Class A)	13,292
15,589		Goldman Sachs
		Group, Inc	1,626,712
6,014	*	Instinet Group, Inc	42,399
2,555	*	Investment Technology
		Group, Inc	39,092
3,451		Investors Financial
		Services Corp	142,595
13,016		Janus Capital Group, Inc	213,202
2,172		Jefferies Group, Inc	76,737
4,534	*	Knight Trading
		Group, Inc	57,400
2,452	*	LaBranche & Co, Inc	27,487
3,627		Legg Mason, Inc	336,513
14,680		Lehman Brothers
		Holdings, Inc	1,216,532
51,010		Merrill Lynch & Co, Inc	3,038,156
58,331		Morgan Stanley	3,342,366
1,189		Nuveen Investments, Inc	33,126
1,037	*	Piper Jaffray Cos	56,154

3,061		Raymond James
		Financial, Inc	$ 76,066
506		Sanders Morris Harris
		Group, Inc	6,057
4,154		SEI Investments Co	137,082
607		SWS Group, Inc	10,871
5,632		T Rowe Price Group, Inc	303,171
39		Value Line, Inc	2,056
3,818		Waddell & Reed Financial,
		Inc (Class A)	93,617

		TOTAL SECURITY AND
		COMMODITY BROKERS	13,598,570

SOCIAL SERVICES—0.01%
723	*	Bright Horizons Family
		Solutions, Inc	34,097

		TOTAL SOCIAL SERVICES	34,097

SPECIAL TRADE CONTRACTORS—0.03%
3,372	*	Bookham Technology plc
		(Spon ADR)	7,351
2,627	*	Dycom Industries, Inc	69,668
760	*	EMCOR Group, Inc	27,892
2,063	*	Integrated Electrical
		Services, Inc	23,188
271	*	John B. Sanfilippo & Son	9,946
810	*	Matrix Service Co	10,959
3,717	*	Quanta Services, Inc	26,316
467		Roto-Rooter, Inc	23,607

		TOTAL SPECIAL TRADE
		CONTRACTORS	198,927

STONE, CLAY, AND GLASS PRODUCTS—0.19%
333		Ameron International
		Corp	11,232
1,799		Apogee Enterprises, Inc	22,182
1,136	*	Cabot Microelectronics
		Corp	48,026
534		CARBO Ceramics, Inc	33,615
72,753	*	Corning, Inc	813,379
518		Eagle Materials, Inc	30,484
491		Eagle Materials, Inc
		(Class B)	28,674
1,576		Florida Rock
		Industries, Inc	66,428
1,635		Lafarge North
		America, Inc	66,463
799		Libbey, Inc	20,718
5,975	*	Owens-Illinois, Inc	83,770
1,855	b*	USG Corp	32,444

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	1,257,415

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 197

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

TEXTILE MILL PRODUCTS—0.04%
1,451		Albany International Corp
		(Class A)	$ 39,017
101	*	Hampshire Group Ltd	3,078
1,730	*	Interface, Inc (Class A)	13,754
2,740	*	Mohawk Industries, Inc	225,639

		TOTAL TEXTILE MILL
		PRODUCTS	281,488

TOBACCO PRODUCTS—1.01%
111,370		Altria Group, Inc	6,064,097
2,026		Loews Corp
		(Carolina Group)	55,411
4,603		R.J. Reynolds Tobacco
		Holdings, Inc	278,482
1,362		Universal Corp (Virginia)	69,217
9,167		UST, Inc	330,929
1,455		Vector Group Ltd	24,735

		TOTAL TOBACCO
		PRODUCTS	6,822,871

TRANSPORTATION BY AIR—0.36%
3,930	*	Airtran Holdings, Inc	46,688
1,136	*	Alaska Air Group, Inc	28,014
1,509	*	America West Holdings
		Corp (Class B)	14,381
8,065	*	AMR Corp	102,667
1,939	*	Atlantic Coast Airlines
		Holdings, Inc	14,097
3,083	*	Continental Airlines, Inc
		(Class B)	38,630
6,229	*	Delta Air Lines, Inc	49,334
1,731	*	ExpressJet Holdings, Inc	21,534
16,380		FedEx Corp	1,231,195
646	*	Forward Air Corp	21,234
1,554	*	Frontier Airlines, Inc	16,193
4,918	*	JetBlue Airways Corp	124,376
467	*	MAIR Holdings, Inc	4,268
1,171	*	Mesa Air Group, Inc	9,672
3,076	*	Northwest Airlines Corp	31,098
1,032	*	Offshore Logistics, Inc	23,788
185	*	Petroleum Helicopters
		(Vote)	4,570
3,391		Skywest, Inc	65,243
41,630		Southwest Airlines Co	591,562

		TOTAL TRANSPORTATION
		BY AIR	2,438,544

TRANSPORTATION EQUIPMENT—2.27%
1,712	*	AAR Corp	21,023
891	*	Aftermarket
		Technology Corp	13,089

1,657	*	American Axle &
		Manufacturing
		Holdings, Inc	$ 61,060
687		Arctic Cat, Inc	17,512
3,419		ArvinMeritor, Inc	67,799
5,044		Autoliv, Inc	206,804
40,073		Boeing Co	1,645,798
4,565		Brunswick Corp	186,389
1,284		Clarcor, Inc	56,689
646		Coachmen
		Industries, Inc	10,775
24		Curtiss-Wright Corp
		(Class B)	1,096
8,190		Dana Corp	162,653
25,953		Delphi Corp	258,492
258	*	Ducommun, Inc	6,029
773	*	Dura Automotive
		Systems, Inc	10,273
568	*	Fairchild Corp (Class A)	2,829
2,452		Federal Signal Corp	48,672
2,187	*	Fleetwood
		Enterprises, Inc	26,856
96,232		Ford Motor Co	1,305,881
1,992		GenCorp, Inc	21,573
9,762		General Dynamics Corp	872,039
25,526		General Motors Corp	1,202,321
4,102		Gentex Corp	177,945
9,637		Genuine Parts Co	315,323
6,549		Goodrich Corp	183,830
272	*	Greenbrier Cos, Inc	4,594
16,586		Harley-Davidson, Inc	884,697
665		Heico Corp	10,434
66		Heico Corp (Class A)	812
45,490		Honeywell
		International, Inc	1,539,837
1,160		Kaman Corp (Class A)	17,319
20,328		Lockheed Martin Corp	927,770
264		Marine Products Corp	3,693
1,476		Monaco Coach Corp	39,557
3,223	*	Navistar
		International Corp	147,775
9,596		Northrop Grumman
		Corp	944,438
1,536		Oshkosh Truck Corp	85,555
8,953		Paccar, Inc	503,517
2,412		Polaris Industries, Inc	109,601
387	*	Sequa Corp (Class A)	19,118
1,129	*	Sports Resorts
		International, Inc	4,414
467		Standard Motor
		Products, Inc	7,323
130	*	Strattec Security Corp	8,225

198 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004
SHARES			VALUE

TRANSPORTATION EQUIPMENT— (Continued)
1,095		Superior Industries
		International, Inc	$ 38,807
1,697	*	Teledyne
		Technologies, Inc	31,734
1,846	*	Tenneco Automotive, Inc	23,426
6,424		Textron, Inc	341,436
1,868		Thor Industries, Inc	50,174
1,817		Trinity Industries, Inc	50,513
678	*	Triumph Group, Inc	22,408
1,287	*	United Defense
		Industries, Inc	40,914
28,414		United Technologies Corp	2,452,128
6,983		Visteon Corp	66,837
1,236	*	Wabash National Corp	29,170
1,879		Wabtec Corp	26,757
1,286		Winnebago
		Industries, Inc	40,085

		TOTAL TRANSPORTATION
		EQUIPMENT	15,355,818

TRANSPORTATION SERVICES—0.10%
350		Ambassadors Group, Inc	8,656
303		Ambassadors
		International, Inc	3,954
3,670		C.H. Robinson
		Worldwide, Inc	152,305
1,634	*	EGL, Inc	29,347
5,368		Expeditors International
		Of Washington, Inc	211,982
2,227		GATX Corp	49,373
584	*	Navigant
		International, Inc	10,512
1,344	*	Pacer International, Inc	29,622
1,499	*	RailAmerica, Inc	18,063
7,256		Sabre Holdings Corp	180,046

		TOTAL TRANSPORTATION
		SERVICES	693,860

TRUCKING AND WAREHOUSING—0.37%
1,051		Arkansas Best Corp	28,156
2,497		CNF, Inc	83,899
389	*	Covenant Transport, Inc
		(Class A)	7,014
1,557		Heartland Express, Inc	35,468
3,018	*	Hunt (J.B.) Transport
		Services, Inc	85,017
1,556	*	Landstar System, Inc	63,703
650	*	Old Dominion
		Freight Line	21,905
201	*	P.A.M. Transportation
		Services	3,477
720	*	SCS Transportation, Inc	15,696

3,114	*	Swift Transportation
		Co, Inc	$ 53,467
277	*	U.S. Xpress Enterprises,
		Inc (Class A)	3,936
28,083		United Parcel Service, Inc
		(Class B)	1,961,317
1,323		USF Corp	45,273
2,515		Werner Enterprises, Inc	47,659
2,079	*	Yellow Roadway Corp	70,000

		TOTAL TRUCKING AND
		WAREHOUSING	2,525,987

WATER TRANSPORTATION—0.03%
2,102		Alexander & Baldwin, Inc	69,534
874	*	Gulfmark Offshore, Inc	13,731
1,017	*	Kirby Corp	34,364
351		Maritrans, Inc	5,514
1,440		Overseas Shipholding
		Group, Inc	52,560
319	*	Seabulk
		International, Inc	2,839

		TOTAL WATER
		TRANSPORTATION	178,542

WHOLESALE TRADE-DURABLE GOODS—1.63%
270	*	1-800 Contacts, Inc	4,755
972		Action Performance
		Cos, Inc	14,842
1,770		Agilysys, Inc	21,063
605	*	Alliance Imaging, Inc	2,360
1,696		Anixter International, Inc	47,912
5,213	*	Apogent
		Technologies, Inc	159,935
1,103		Applied Industrial
		Technologies, Inc	25,060
5,804	*	Arrow Electronics, Inc	147,770
778	*	Audiovox Corp (Class A)	15,560
1,621	*	Aviall, Inc	24,639
6,454	*	Avnet, Inc	158,058
593		Barnes Group, Inc	16,539
934	*	BioVeris Corp	11,068
1,562		BorgWarner, Inc	132,504
809	*	Boyds Collection Ltd	2,031
1,679		Carlisle Cos, Inc	95,115
3,356		CDW Corp	226,899
1,512		Commercial Metals Co	48,142
1,117	*	Compucom Systems, Inc	6,132
553	*	Department 56, Inc	8,173
751	*	Global Imaging
		Systems, Inc	24,948
1,284		Handleman Co	30,739
1,568		Hughes Supply, Inc	82,163

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 199

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS—(Continued)
7,563		IKON Office
		Solutions, Inc	$ 96,806
978	*	Imagistics
		International, Inc	43,081
6,217	*	Ingram Micro, Inc
		(Class A)	112,528
2,529	*	Insight Enterprises, Inc	48,683
548	*	Insurance Auto
		Auctions, Inc	7,962
163,220		Johnson & Johnson	8,278,569
503	*	Keystone Automotive
		Industries, Inc	13,762
1,284	*	Knight
		Transportation, Inc	30,790
197		Lawson Products, Inc	6,424
2,507		Martin Marietta
		Materials, Inc	115,723
1,868		Owens & Minor, Inc	47,260
3,546	*	Patterson Dental Co	243,291
2,607		Pep Boys-
		Manny Moe & Jack	72,344
623		Pomeroy IT Solutions, Inc	9,034
3,796	*	PSS World Medical, Inc	42,477
1,116		Reliance Steel &
		Aluminum Co	39,227
8,753	*	Safeguard
		Scientifics, Inc	32,561
588	*	Scansource, Inc	28,189
1,507	*	SCP Pool Corp	56,151
817	*	TBC Corp	23,995
2,800	*	Tech Data Corp	114,632
4,373		W.W. Grainger, Inc	209,904
1,036		Watsco, Inc	30,044
1,428	*	WESCO International, Inc	21,277
2,143	*	Zoran Corp	37,202

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	11,068,323

WHOLESALE TRADE-NONDURABLE GOODS—0.80%
2,158		Acuity Brands, Inc	51,533
622		Advanced Marketing
		Services, Inc	6,158
3,428		Airgas, Inc	73,016
1,224	*	Allscripts Healthcare
		Solutions, Inc	11,873
6,019		AmerisourceBergen Corp	329,119
3,744		Brown-Forman Corp
		(Class B)	178,439
24,602		Cardinal Health, Inc	1,695,146

353	*	Central European
		Distribution Corp	$ 11,416
1,896	*	Chiquita Brands
		International, Inc	39,532
736		D&K Healthcare
		Resources, Inc	7,544
1,801		DIMON, Inc	12,787
1,657	*	Endo Pharmaceuticals
		Holdings, Inc	40,464
761		Getty Realty Corp	20,220
180	*	Green Mountain
		Coffee, Inc	3,629
1,315	*	Hain Celestial Group, Inc	29,048
2,112	*	Henry Schein, Inc	150,839
311		Kenneth Cole Productions,
		Inc (Class A)	10,605
156	*	Maui Land &
		Pineapple Co	5,407
15,329		McKesson Corp	461,250
2,042	*	Men’s Wearhouse, Inc	54,256
539		Nash Finch Co	12,764
2,088		Nu Skin Enterprises, Inc
		(Class A)	42,073
2,291	*	Performance Food
		Group Co	78,696
3,355		Perrigo Co	67,268
145	*	Perry Ellis
		International, Inc	3,986
1,328	*	Plains Resources, Inc	24,143
1,798	*	Priority Healthcare Corp
		(Class B)	38,279
1,401		Russell Corp	25,582
822	*	School Specialty, Inc	29,239
389	*	Smart & Final, Inc	4,466
506		Standard
		Commercial Corp	9,386
2,335		Stride Rite Corp	24,774
7,297		Supervalu, Inc	222,850
35,773		Sysco Corp	1,396,936
1,476	*	Tractor Supply Co	57,151
1,077	*	United Natural
		Foods, Inc	51,793
1,533	*	United Stationers, Inc	64,461
1,363		Valhi, Inc	17,050

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	5,363,178

		TOTAL COMMON STOCK
		(Cost $499,612,130)	651,806,878

200 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Equity Index Fund - March 31, 2004
PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—3.28%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—3.28%
$12,510,000	Federal Farm
	Credit Bank (FFCB)
	0.97%, 04/01/04	$ 12,509,663
	Federal National
	Mortgage Association
	(FNMA)
9,200,000	0.98%, 05/03/04	9,191,651
400,000	1.00%, 05/19/04	399,456

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	22,100,770

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $22,110,000)	22,100,770

	TOTAL PORTFOLIO—
	99.91%
	(Cost $521,722,130)	673,907,648
	OTHER ASSETS &
	LIABILITIES, NET—
	0.09%	601,074

	NET ASSETS—100.00%	$674,508,722

*	Non-income producing
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 201

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement And Recreation Services	$ 76,846	0.06%
Apparel and Accessory Stores	602,912	0.45
Apparel and Other Textile Products	166,301	0.12
Auto Repair, Services and Parking	34,857	0.03
Automotive Dealers and Service Stations	152,537	0.11
Building Materials and Garden Supplies	1,674,544	1.25
Business Services	8,331,288	6.20
Chemicals and Allied Products	14,966,297	11.14
Communications	7,104,911	5.29
Depository Institutions	13,856,877	10.31
Eating and Drinking Places	704,229	0.52
Educational Services	189,442	0.14
Electric, Gas, and Sanitary Services	4,185,054	3.12
Electronic and Other Electric Equipment	10,670,193	7.94
Engineering and Management Services	758,238	0.56
Fabricated Metal Products	956,918	0.71
Food and Kindred Products	5,169,793	3.85
Food Stores	580,538	0.43
Forestry	183,400	0.14
Furniture and Fixtures	289,497	0.22
Furniture and Homefurnishings Stores	461,994	0.34
General Building Contractors	218,376	0.16
General Merchandise Stores	4,920,223	3.66
Health Services	666,575	0.50
Holding and Other Investment Offices	1,415,325	1.05
Hotels and Other Lodging Places	303,445	0.23
Industrial Machinery and Equipment	10,852,114	8.08
Instruments and Related Products	3,660,995	2.73
Insurance Agents, Brokers and Service	541,122	0.40
Insurance Carriers	7,371,644	5.49
Lumber and Wood Products	111,177	0.08
Metal Mining	452,182	0.34
Miscellaneous Manufacturing Industries	153,289	0.11
Miscellaneous Retail	1,510,444	1.12
Motion Pictures	1,624,248	1.21
Nondepository Institutions	3,460,520	2.57
Nonmetallic Minerals, Except Fuels	56,928	0.04
Oil and Gas Extraction	2,126,973	1.58

Paper and Allied Products	$ 903,760	0.67%
Personal Services	213,047	0.16
Petroleum and Coal Products	5,431,234	4.04
Primary Metal Industries	599,356	0.45
Printing and Publishing	1,032,029	0.77
Railroad Transportation	540,718	0.40
Rubber and Miscellaneous Plastics Products	371,788	0.28
Security and Commodity Brokers	3,123,484	2.33
Stone, Clay, and Glass Products	193,238	0.14
Tobacco Products	1,548,400	1.15
Transportation by Air	439,588	0.33
Transportation Equipment	3,463,768	2.58
Transportation Services	42,177	0.03
Trucking and Warehousing	998,712	0.74
Water Transportation	359,280	0.27
Wholesale Trade-Durable Goods	1,964,944	1.46
Wholesale Trade-Nondurable Goods	1,012,208	0.75

TOTAL COMMON STOCK (Cost $113,738,681)	132,799,977	98.83

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	1,039,972	0.78

TOTAL SHORT TERM INVESTMENTS (Cost $1,039,972)	1,039,972	0.78

TOTAL PORTFOLIO (Cost $114,778,653)	133,839,949	99.61
OTHER ASSETS & LIABILITIES, NET	524,473	0.39

NET ASSETS	$134,364,422	100.00%

____________________________

SHARES		VALUE

COMMON STOCK—98.83%
AMUSEMENT AND RECREATION SERVICES—0.06%
1,400	Harrah’s Entertainment,
	Inc	$ 76,846

	TOTAL AMUSEMENT AND
	RECREATION SERVICES	76,846

APPAREL AND ACCESSORY STORES—0.45%
11,400	Gap, Inc	249,888
6,600	Limited Brands, Inc	132,000
1,600	Nordstrom, Inc	63,840
6,400	TJX Cos, Inc	157,184

	TOTAL APPAREL AND
	ACCESSORY STORES	602,912

202 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.12%
1,500		Jones Apparel Group, Inc	$ 54,225
1,400		Liz Claiborne, Inc	51,366
1,300		VF Corp	60,710

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	166,301

AUTO REPAIR, SERVICES AND PARKING—0.03%
900		Ryder System, Inc	34,857

		TOTAL AUTO REPAIR,
		SERVICES AND
		PARKING	34,857

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.11%
3,400	*	Autonation, Inc	57,970
1,100	*	Autozone, Inc	94,567

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	152,537

BUILDING MATERIALS AND GARDEN SUPPLIES—1.25%
28,900		Home Depot, Inc	1,079,704
1,300		Louisiana-Pacific Corp	33,540
10,000		Lowe’s Cos	561,300

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	1,674,544

BUSINESS SERVICES—6.20%
3,000		Adobe Systems, Inc	118,290
1,500		Autodesk, Inc	47,430
7,500		Automatic Data
		Processing, Inc	315,000
2,900	*	BMC Software, Inc	56,695
12,800		Cendant Corp	312,192
1,866	*	Citrix Systems, Inc	40,343
7,400		Computer Associates
		International, Inc	198,764
2,400	*	Computer Sciences Corp	96,792
4,500	*	Compuware Corp	33,525
2,000	*	Convergys Corp	30,400
600		Deluxe Corp	24,060
3,800	*	Electronic Arts, Inc	205,048
6,200		Electronic Data
		Systems Corp	119,970
1,700		Equifax, Inc	43,894
11,307		First Data Corp	476,703
2,500	*	Fiserv, Inc	89,425
2,857		IMS Health, Inc	66,454

4,900	*	Interpublic Group Of
		Cos, Inc	$ 75,362
2,500	*	Intuit, Inc	112,200
1,100	*	Mercury Interactive Corp	49,280
136,991	d	Microsoft Corp	3,420,665
1,300	*	Monster Worldwide, Inc	34,060
1,200	*	NCR Corp	52,872
4,400	*	Novell, Inc	50,072
2,400		Omnicom Group, Inc	192,600
66,310	*	Oracle Corp	796,383
2,600	*	Parametric Technology
		Corp	11,752
4,400	*	Peoplesoft, Inc	81,356
2,000	*	Robert Half International,
		Inc	47,240
5,853	*	Siebel Systems, Inc	67,368
41,700	*	Sun Microsystems, Inc	173,472
3,700	*	SunGard Data Systems,
		Inc	101,380
3,911	*	Symantec Corp	181,079
3,900	*	Unisys Corp	55,692
5,400	*	Veritas Software Corp	145,314
8,400	*	Yahoo!, Inc	408,156

		TOTAL BUSINESS
		SERVICES	8,331,288

CHEMICALS AND ALLIED PRODUCTS—11.14%
19,800		Abbott Laboratories	813,780
2,900		Air Products &
		Chemicals, Inc	145,348
1,100		Alberto-Culver Co	48,257
1,700		Allergan, Inc	143,072
16,400	*	Amgen, Inc	953,988
1,400		Avery Dennison Corp	87,094
3,000		Avon Products, Inc	227,610
4,165	*	Biogen Idec, Inc	231,574
24,600		Bristol-Myers Squibb Co	596,058
2,438	*	Chiron Corp	107,296
2,700		Clorox Co	132,057
6,800		Colgate-Palmolive Co	374,680
11,800		Dow Chemical Co	475,304
12,700		Du Pont (E.I.) de
		Nemours & Co	536,194
900		Eastman Chemical Co	38,412
3,300		Ecolab, Inc	94,149
4,700	*	Forest Laboratories, Inc	336,614
2,800	*	Genzyme Corp	131,712
12,800		Gillette Co	500,480
500		Great Lakes Chemical
		Corp	11,925
1,100		International Flavors &
		Fragrances, Inc	39,050

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 203

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
2,900	*	King Pharmaceuticals,
		Inc	$ 48,836
14,300		Lilly (Eli) & Co	956,670
3,100	*	MedImmune, Inc	71,548
28,200		Merck & Co, Inc	1,246,158
96,720	d	Pfizer, Inc	3,390,036
2,200		PPG Industries, Inc	128,260
4,100		Praxair, Inc	152,192
16,400		Procter & Gamble Co	1,720,032
2,800		Rohm & Haas Co	111,552
18,700		Schering-Plough Corp	303,314
1,900		Sherwin-Williams Co	73,017
900		Sigma-Aldrich Corp	49,806
1,300	*	Watson Pharmaceuticals,
		Inc	55,627
16,900		Wyeth	634,595

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	14,966,297

COMMUNICATIONS—5.29%
4,000		Alltel Corp	199,560
10,100		AT&T Corp	197,657
34,600	*	AT&T Wireless Services,
		Inc	470,906
5,500	*	Avaya, Inc	87,340
23,200		BellSouth Corp	642,408
1,700		CenturyTel, Inc	46,733
7,800		Clear Channel
		Communications, Inc	330,330
22,316	*	Comcast Corp (Class A)	641,362
6,450	*	Comcast Corp (Special
		Class A)	179,826
54,000	*	Lucent Technologies, Inc	221,940
14,000	*	Nextel Communications,
		Inc (Class A)	346,220
21,100	*	Qwest Communications
		International, Inc	90,941
42,000		SBC Communications,
		Inc	1,030,680
11,500		Sprint Corp (FON Group)	211,945
13,300	*	Sprint Corp (PCS Group)	122,360
4,100	*	Univision
		Communications, Inc
		(Class A)	135,341
35,000		Verizon Communications,
		Inc	1,278,900
22,200		Viacom, Inc (Class B)	870,462

		TOTAL COMMUNICATIONS	7,104,911

DEPOSITORY INSTITUTIONS—10.31%
4,600		AmSouth Bancorp	108,146
18,400		Bank Of America Corp	1,490,032

9,800		Bank Of New York Co, Inc	$ 308,700
14,200		Bank One Corp	774,184
6,900		BB&T Corp	243,570
2,800		Charter One Financial,
		Inc	99,008
65,400		Citigroup, Inc	3,381,180
2,200		Comerica, Inc	119,504
7,130		Fifth Third Bancorp	394,788
1,600		First Tennessee National
		Corp	76,320
13,600		FleetBoston Financial
		Corp	610,640
1,900		Golden West Financial
		Corp	212,705
2,700		Huntington Bancshares,
		Inc	59,913
26,100		J.P. Morgan Chase & Co	1,094,895
5,300		KeyCorp	160,537
1,500		M & T Bank Corp	134,775
2,900		Marshall & Ilsley Corp	109,649
5,500		Mellon Financial Corp	172,095
7,739		National City Corp	275,354
1,800		North Fork Bancorp, Inc	76,176
2,800		Northern Trust Corp	130,452
3,500		PNC Financial Services
		Group, Inc	193,970
2,800		Regions Financial Corp	102,256
4,300		SouthTrust Corp	142,588
4,300		State Street Corp	224,159
3,600		SunTrust Banks, Inc	250,956
4,000		Synovus Financial Corp	97,800
24,400		U.S. Bancorp	674,660
2,400		Union Planters Corp	71,640
16,700		Wachovia Corp	784,900
21,500		Wells Fargo & Co	1,218,405
1,100		Zions Bancorp	62,920

		TOTAL DEPOSITORY
		INSTITUTIONS	13,856,877

EATING AND DRINKING PLACES—0.52%
2,000		Darden Restaurants, Inc	49,580
16,000		McDonald’s Corp	457,120
1,400		Wendy’s International,
		Inc	56,966
3,700	*	Yum! Brands, Inc	140,563

		TOTAL EATING AND
		DRINKING PLACES	704,229

EDUCATIONAL SERVICES—0.14%
2,200	*	Apollo Group, Inc
		(Class A)	189,442

		TOTAL EDUCATIONAL
		SERVICES	189,442

204 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—3.12%
7,400	*	AES Corp	$ 63,122
1,300	*	Allegheny Energy, Inc	17,823
5,400	*	Allied Waste Industries,
		Inc	71,874
2,300		Ameren Corp	106,007
5,000		American Electric Power
		Co, Inc	164,600
4,900	*	Calpine Corp	22,883
3,900		Centerpoint Energy, Inc	44,577
2,300		Cinergy Corp	94,047
3,400	*	Citizens Communications
		Co	43,996
1,900	*	CMS Energy Corp	17,005
2,900		Consolidated Edison, Inc	127,890
2,100		Constellation Energy
		Group, Inc	83,895
4,100		Dominion Resources, Inc	263,630
2,200		DTE Energy Co	90,530
11,500		Duke Energy Corp	259,900
3,800	*	Dynegy, Inc (Class A)	15,048
4,300		Edison International	104,447
7,400		El Paso Corp	52,614
2,900		Entergy Corp	172,550
4,200		Exelon Corp	289,254
4,200		FirstEnergy Corp	164,136
2,300		FPL Group, Inc	153,755
1,900		KeySpan Corp	72,618
1,500		Kinder Morgan, Inc	94,530
600		Nicor, Inc	21,138
3,100		NiSource, Inc	65,875
500		Peoples Energy Corp	22,325
5,300	*	PG&E Corp	153,541
1,100		Pinnacle West Capital
		Corp	43,285
2,300		PPL Corp	104,880
3,100		Progress Energy, Inc	145,948
3,000		Public Service Enterprise
		Group, Inc	140,940
3,000		Sempra Energy	95,400
9,300		Southern Co	283,650
2,400		TECO Energy, Inc	35,112
4,100		TXU Corp	117,506
7,200		Waste Management, Inc	217,296
6,100		Williams Cos, Inc	58,377
5,000		Xcel Energy, Inc	89,050

		TOTAL ELECTRIC, GAS,
		AND SANITARY
		SERVICES	4,185,054

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.94%
11,600	*	ADC Telecommunications,
		Inc	$ 33,640
4,400	*	Advanced Micro Devices,
		Inc	71,412
5,000	*	Altera Corp	102,250
2,500		American Power
		Conversion Corp	57,525
4,700		Analog Devices, Inc	225,647
3,900	*	Applied Micro Circuits
		Corp	22,425
3,800	*	Broadcom Corp (Class A)	148,846
5,600	*	CIENA Corp	27,832
2,300	*	Comverse Technology,
		Inc	41,722
1,100		Cooper Industries Ltd
		(Class A)	62,898
5,400		Emerson Electric Co	323,568
129,400	d	General Electric Co	3,949,288
82,300		Intel Corp	2,238,560
2,500	*	Jabil Circuit, Inc	73,575
17,000	*	JDS Uniphase Corp	69,190
4,000		Linear Technology Corp	148,080
4,400	*	LSI Logic Corp	41,096
4,200		Maxim Integrated
		Products, Inc	197,778
800		Maytag Corp	25,256
7,800	*	Micron Technology, Inc	130,338
2,322		Molex, Inc	70,566
29,700		Motorola, Inc	522,720
2,300	*	National Semiconductor
		Corp	102,189
1,800	*	Novellus Systems, Inc	57,222
2,100	*	Nvidia Corp	55,629
2,000	*	PMC-Sierra, Inc	33,940
1,000	*	Power-One, Inc	11,060
1,079	*	QLogic Corp	35,618
10,200		Qualcomm, Inc	677,484
2,100		Rockwell Collins, Inc	66,381
6,100	*	Sanmina-SCI Corp	67,161
1,800		Scientific-Atlanta, Inc	58,212
4,900	*	Tellabs, Inc	42,287
22,000		Texas Instruments, Inc	642,840
600		Thomas & Betts Corp	13,092
800		Whirlpool Corp	55,096
4,415	*	Xilinx, Inc	167,770

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	10,670,193

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 205

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—0.56%
1,300		Fluor Corp	$ 50,297
5,600		Halliburton Co	170,184
3,400		Monsanto Co	124,678
1,900		Moody’s Corp	134,520
4,800		Paychex, Inc	170,880
1,300		Quest Diagnostics, Inc	107,679

		TOTAL ENGINEERING
		AND MANAGEMENT
		SERVICES	758,238

FABRICATED METAL PRODUCTS—0.71%
700		Ball Corp	47,446
600		Crane Co	19,800
2,000		Danaher Corp	186,740
1,900		Fortune Brands, Inc	145,597
3,900		Illinois Tool Works, Inc	308,997
5,800		Masco Corp	176,552
900		Snap-On, Inc	29,106
1,000		Stanley Works	42,680

		TOTAL FABRICATED
		METAL PRODUCTS	956,918

FOOD AND KINDRED PRODUCTS—3.85%
10,300		Anheuser-Busch Cos, Inc	525,300
8,200		Archer Daniels Midland
		Co	138,334
5,200		Campbell Soup Co	141,804
31,000		Coca-Cola Co	1,559,300
5,800		Coca-Cola Enterprises,
		Inc	140,186
6,900		Conagra Foods, Inc	185,886
400		Coors (Adolph) Co
		(Class B)	27,780
4,800		General Mills, Inc	224,064
4,500		H.J. Heinz Co	167,805
1,300	*	Hercules, Inc	14,924
1,600		Hershey Foods Corp	132,560
5,200		Kellogg Co	204,048
1,700		McCormick & Co, Inc
		(Non-Vote)	56,984
3,100		Pepsi Bottling Group, Inc	92,225
21,700		PepsiCo, Inc	1,168,545
10,000		Sara Lee Corp	218,600
2,900		Wrigley (Wm.) Jr Co	171,448

		TOTAL FOOD AND
		KINDRED PRODUCTS	5,169,793

FOOD STORES—0.43%
4,700		Albertson’s, Inc	104,105
9,500	*	Kroger Co	158,080
5,600	*	Safeway, Inc	115,248
5,038	*	Starbucks Corp	190,185

1,700	*	Winn-Dixie Stores, Inc	$ 12,920

		TOTAL FOOD STORES	580,538

FORESTRY—0.14%
2,800		Weyerhaeuser Co	183,400

		TOTAL FORESTRY	183,400

FURNITURE AND FIXTURES—0.22%
2,400		Johnson Controls, Inc	141,960
2,700		Leggett & Platt, Inc	64,017
3,600		Newell Rubbermaid, Inc	83,520

		TOTAL FURNITURE AND
		FIXTURES	289,497

FURNITURE AND HOMEFURNISHINGS STORES—0.34%
3,800	*	Bed Bath & Beyond, Inc	158,688
4,100		Best Buy Co, Inc	212,052
2,500		Circuit City Stores, Inc
		(Circuit City Group)	28,250
1,900		RadioShack Corp	63,004

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	461,994

GENERAL BUILDING CONTRACTORS—0.16%
1,600		Centex Corp	86,496
600		KB Home	48,480
1,500		Pulte Homes, Inc	83,400

		TOTAL GENERAL BUILDING
		CONTRACTORS	218,376

GENERAL MERCHANDISE STORES—3.66%
1,200	*	Big Lots, Inc	17,400
5,800	*	Costco Wholesale Corp	217,848
1,000		Dillard’s, Inc (Class A)	19,160
4,500		Dollar General Corp	86,400
2,000		Family Dollar Stores, Inc	71,900
2,300		Federated Department
		Stores, Inc	124,315
3,500		J.C. Penney Co, Inc	121,730
4,300	*	Kohl’s Corp	207,819
3,500		May Department Stores
		Co	121,030
3,100		Sears Roebuck & Co	133,176
11,600		Target Corp	522,464
54,900		Wal-Mart Stores, Inc	3,276,981

		TOTAL GENERAL
		MERCHANDISE STORES	4,920,223

HEALTH SERVICES—0.50%
5,000	*	Caremark Rx, Inc	166,250
1,000	*	Express Scripts, Inc	74,590
6,300		HCA, Inc	255,906

206 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

HEALTH SERVICES—(Continued)
3,000		Health Management
		Associates, Inc
		(Class A)	$ 69,630
1,100		Manor Care, Inc	38,819
5,500	*	Tenet Healthcare Corp	61,380

		TOTAL HEALTH SERVICES	666,575

HOLDING AND OTHER INVESTMENT OFFICES—1.05%
1,400		Apartment Investment
		& Management Co
		(Class A)	43,526
5,100		Equity Office Properties
		Trust	147,339
3,600		Equity Residential	107,460
2,200		Plum Creek Timber Co,
		Inc	71,456
2,200		Prologis	78,914
2,400		Simon Property Group, Inc	140,256
3,000		SPDR Trust Series 1	339,480
11,400		Washington Mutual, Inc	486,894

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	1,415,325

HOTELS AND OTHER LODGING PLACES—0.23%
4,600		Hilton Hotels Corp	74,750
2,900		Marriott International,
		Inc (Class A)	123,395
2,600		Starwood Hotels &
		Resorts Worldwide, Inc	105,300

		TOTAL HOTELS AND
		OTHER LODGING
		PLACES	303,445

INDUSTRIAL MACHINERY AND EQUIPMENT—8.08%
9,900		3M Co	810,513
900	*	American Standard Cos,
		Inc	102,375
4,700	*	Apple Computer, Inc	127,135
21,300	*	Applied Materials, Inc	455,394
4,200		Baker Hughes, Inc	153,216
900		Black & Decker Corp	51,246
4,400		Caterpillar, Inc	347,908
87,200	*	Cisco Systems, Inc	2,050,944
500		Cummins, Inc	29,225
3,100		Deere & Co	214,861
32,500	*	Dell, Inc	1,092,650
2,600		Dover Corp	100,802
1,900		Eaton Corp	106,761
30,700	*	EMC Corp	417,827

4,900	*	Gateway, Inc	$ 25,872
38,700		Hewlett-Packard Co	883,908
2,200		Ingersoll-Rand Co
		(Class A)	148,830
21,600		International Business
		Machines Corp	1,983,744
4,400		International Game
		Technology	197,824
1,200		ITT Industries, Inc	91,596
1,600	*	Lexmark International,
		Inc	147,200
4,500	*	Network Appliance, Inc	96,525
1,600		Pall Corp	36,304
1,500		Parker Hannifin Corp	84,750
3,000		Pitney Bowes, Inc	127,830
9,900	*	Solectron Corp	54,747
2,700		Symbol Technologies, Inc	37,260
25,400		Tyco International Ltd	727,710
10,100	*	Xerox Corp	147,157

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	10,852,114

INSTRUMENTS AND RELATED PRODUCTS—2.73%
6,000	*	Agilent Technologies, Inc	189,780
2,600		Applera Corp (Applied
		Biosystems Group)	51,428
700		Bard (C.R.), Inc	68,348
700		Bausch & Lomb, Inc	41,979
7,800		Baxter International, Inc	240,942
3,200		Becton Dickinson & Co	155,136
3,300		Biomet, Inc	126,588
10,400	*	Boston Scientific Corp	440,752
3,800		Eastman Kodak Co	99,446
4,000		Guidant Corp	253,480
2,500	*	KLA-Tencor Corp	125,875
15,400		Medtronic, Inc	735,350
600	*	Millipore Corp	30,828
1,500		PerkinElmer, Inc	31,035
5,300		Raytheon Co	166,102
2,300		Rockwell Automation,
		Inc	79,741
2,200	*	St. Jude Medical, Inc	158,620
2,500		Stryker Corp	221,325
1,100		Tektronix, Inc	35,981
2,300	*	Teradyne, Inc	54,809
2,100	*	Thermo Electron Corp	59,388
1,600	*	Waters Corp	65,344
3,100	*	Zimmer Holdings, Inc	228,718

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	3,660,995

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 207

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE—0.40%
4,000		AON Corp	$ 111,640
6,700		Marsh & McLennan Cos,
		Inc	310,210
3,508	*	Medco Health Solutions,
		Inc	119,272

		TOTAL INSURANCE
		AGENTS, BROKERS
		AND SERVICE	541,122

INSURANCE CARRIERS—5.49%
3,500		ACE Ltd	149,310
1,900		Aetna, Inc	170,468
6,500		Aflac, Inc	260,910
8,900		Allstate Corp	404,594
1,300		Ambac Financial Group,
		Inc	95,914
33,100		American International
		Group, Inc	2,361,685
1,700	*	Anthem, Inc	154,088
2,400		Chubb Corp	166,896
1,800		Cigna Corp	106,236
2,000		Cincinnati Financial
		Corp	86,900
3,700		Hartford Financial
		Services Group, Inc	235,690
2,000	*	Humana, Inc	38,040
1,700		Jefferson-Pilot Corp	93,517
3,700		John Hancock Financial
		Services, Inc	161,653
2,200		Lincoln National Corp	104,104
2,400		Loews Corp	141,744
1,800		MBIA, Inc	112,860
9,600		MetLife, Inc	342,528
1,200		MGIC Investment Corp	77,076
4,100		Principal Financial
		Group	146,083
2,800		Progressive Corp	245,280
6,900		Prudential Financial, Inc	308,982
1,800		Safeco Corp	77,706
2,900		St. Paul Travelers Cos,
		Inc	116,029
1,400		Torchmark Corp	75,306
12,800		Travelers Property
		Casualty Corp
		(Class B)	221,056
7,900		UnitedHealth Group, Inc	509,076
3,500		UnumProvident Corp	51,205
2,000	*	Wellpoint Health
		Networks, Inc	227,440

1,700		XL Capital Ltd (Class A)	$ 129,268

		TOTAL INSURANCE
		CARRIERS	7,371,644

LUMBER AND WOOD PRODUCTS—0.08%
3,300		Georgia-Pacific Corp	111,177

		TOTAL LUMBER AND
		WOOD PRODUCTS	111,177

METAL MINING—0.34%
2,500		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	97,725
5,500		Newmont Mining Corp	256,465
1,200	*	Phelps Dodge Corp	97,992

		TOTAL METAL MINING	452,182

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.11%
2,300		Hasbro, Inc	50,025
5,600		Mattel, Inc	103,264

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	153,289

MISCELLANEOUS RETAIL—1.12%
5,000		CVS Corp	176,500
8,178	*	eBay, Inc	566,981
3,700	*	Office Depot, Inc	69,634
6,384		Staples, Inc	162,090
1,700		Tiffany & Co	64,889
2,500	*	Toy ‘R’ Us, Inc	42,000
13,000		Walgreen Co	428,350

		TOTAL MISCELLANEOUS
		RETAIL	1,510,444

MOTION PICTURES—1.21%
57,800	*	Time Warner, Inc	974,508
26,000		Walt Disney Co	649,740

		TOTAL MOTION PICTURES	1,624,248

NONDEPOSITORY INSTITUTIONS—2.57%
16,300		American Express Co	845,155
2,900		Capital One Financial
		Corp	218,747
2,300		Countrywide Financial
		Corp	220,570
12,300		Fannie Mae	914,505
8,700		Freddie Mac	513,822
16,200		MBNA Corp	447,606
4,700	*	Providian Financial Corp	61,570
5,700		SLM Corp	238,545

		TOTAL NONDEPOSITORY
		INSTITUTIONS	3,460,520

208 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

NONMETALLIC MINERALS, EXCEPT FUELS—0.04%
1,200		Vulcan Materials Co	$ 56,928

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	56,928

OIL AND GAS EXTRACTION—1.58%
3,200		Anadarko Petroleum
		Corp	165,952
4,110		Apache Corp	177,429
1,900	*	BJ Services Co	82,213
2,500		Burlington Resources, Inc	159,075
3,000		Devon Energy Corp	174,450
1,400		EOG Resources, Inc	64,246
1,200		Kerr-McGee Corp	61,800
3,800		Marathon Oil Corp	127,946
1,800	*	Nabors Industries Ltd	82,350
1,600	*	Noble Corp	61,472
4,900		Occidental Petroleum
		Corp	225,645
1,400	*	Rowan Cos, Inc	29,526
7,500		Schlumberger Ltd	478,875
4,100	*	Transocean, Inc	114,349
3,263		Unocal Corp	121,645

		TOTAL OIL AND GAS
		EXTRACTION	2,126,973

PAPER AND ALLIED PRODUCTS—0.67%
1,200		Bemis Co	31,200
1,500		Boise Cascade Corp	51,975
6,100		International Paper Co	257,786
6,400		Kimberly-Clark Corp	403,840
2,400		MeadWestvaco Corp	67,896
2,100	*	Pactiv Corp	46,725
700		Temple-Inland, Inc	44,338

		TOTAL PAPER AND ALLIED
		PRODUCTS	903,760

PERSONAL SERVICES—0.16%
2,200		Cintas Corp	95,678
2,300		H & R Block, Inc	117,369

		TOTAL PERSONAL
		SERVICES	213,047

PETROLEUM AND COAL PRODUCTS—4.04%
1,100		Amerada Hess Corp	71,808
900		Ashland, Inc	41,841
13,600		ChevronTexaco Corp	1,193,808
8,700		ConocoPhillips	607,347
83,200	d	Exxon Mobil Corp	3,460,288
900		Sunoco, Inc	56,142

		TOTAL PETROLEUM AND
		COAL PRODUCTS	5,431,234

PRIMARY METAL INDUSTRIES—0.45%
11,000		Alcoa, Inc	$ 381,590
800		Allegheny Technologies,
		Inc	9,680
1,848	*	Andrew Corp	32,340
1,500		Engelhard Corp	44,835
1,000		Nucor Corp	61,480
1,400		United States Steel Corp	52,178
900		Worthington Industries,
		Inc	17,253

		TOTAL PRIMARY METAL
		INDUSTRIES	599,356

PRINTING AND PUBLISHING—0.77%
800	*	American Greetings Corp
		(Class A)	18,216
1,100		Dow Jones & Co, Inc	52,701
3,400		Gannett Co, Inc	299,676
1,000		Knight Ridder, Inc	73,250
2,400		McGraw-Hill Cos, Inc	182,736
700		Meredith Corp	35,392
1,800		New York Times Co
		(Class A)	79,560
2,600		R.R. Donnelley & Sons
		Co	78,650
4,200		Tribune Co	211,848

		TOTAL PRINTING AND
		PUBLISHING	1,032,029

RAILROAD TRANSPORTATION—0.40%
4,700		Burlington Northern
		Santa Fe Corp	148,050
2,800		CSX Corp	84,812
5,000		Norfolk Southern Corp	110,450
3,300		Union Pacific Corp	197,406

		TOTAL RAILROAD
		TRANSPORTATION	540,718

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.28%
700		Cooper Tire & Rubber Co	14,105
1,900	*	Goodyear Tire & Rubber
		Co	16,226
3,300		Nike, Inc (Class B)	256,971
600		Reebok International Ltd	24,810
1,200	*	Sealed Air Corp	59,676

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	371,788

SECURITY AND COMMODITY BROKERS—2.33%
1,300		Bear Stearns Cos, Inc	113,984
17,200		Charles Schwab Corp	199,692

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 209

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES		VALUE

SECURITY AND COMMODITY BROKERS—(Continued)
1,400	Federated Investors, Inc
	(Class B)	$ 44,002
3,200	Franklin Resources, Inc	178,176
6,100	Goldman Sachs Group,
	Inc	636,535
2,800	Janus Capital Group, Inc	45,864
3,500	Lehman Brothers
	Holdings, Inc	290,045
12,300	Merrill Lynch & Co, Inc	732,588
13,900	Morgan Stanley	796,470
1,600	T Rowe Price Group, Inc	86,128

	TOTAL SECURITY AND
	COMMODITY BROKERS	3,123,484

STONE, CLAY, AND GLASS PRODUCTS—0.14%
17,100	Corning, Inc	191,178
35	Eagle Materials Inc	2,060

	TOTAL STONE, CLAY, AND
	GLASS PRODUCTS	193,238

TOBACCO PRODUCTS—1.15%
26,000	Altria Group Inc	1,415,700
1,000	R.J. Reynolds Tobacco
	Holdings, Inc	60,500
2,000	UST, Inc	72,200

	TOTAL TOBACCO
	PRODUCTS	1,548,400

TRANSPORTATION BY AIR—0.33%
1,500	Delta Air Lines, Inc	11,880
3,800	FedEx Corp	285,608
10,000	Southwest Airlines Co	142,100

	TOTAL TRANSPORTATION
	BY AIR	439,588

TRANSPORTATION EQUIPMENT—2.58%
10,700	Boeing Co	439,449
1,100	Brunswick Corp	44,913
1,800	Dana Corp	35,748
6,600	Delphi Corp	65,736
23,200	Ford Motor Co	314,824
2,500	General Dynamics Corp	223,325
7,100	General Motors Corp	334,410
2,200	Genuine Parts Co	71,984
1,400	Goodrich Corp	39,298
3,800	Harley-Davidson, Inc	202,692
10,900	Honeywell International,
	Inc	368,965

5,700		Lockheed Martin Corp	$ 260,148
800	*	Navistar International
		Corp	36,680
2,400		Northrop Grumman Corp	236,208
2,200		Paccar, Inc	123,728
1,700		Textron, Inc	90,355
6,500		United Technologies
		Corp	560,950
1,500		Visteon Corp	14,355

		TOTAL TRANSPORTATION
		EQUIPMENT	3,463,768

TRANSPORTATION SERVICES—0.03%
1,700		Sabre Holdings Corp	42,177

		TOTAL TRANSPORTATION
		SERVICES	42,177

TRUCKING AND WAREHOUSING—0.74%
14,300		United Parcel Service,
		Inc (Class B)	998,712

		TOTAL TRUCKING AND
		WAREHOUSING	998,712

WATER TRANSPORTATION—0.27%
8,000		Carnival Corp	359,280

		TOTAL WATER
		TRANSPORTATION	359,280

WHOLESALE TRADE-DURABLE GOODS—1.46%
37,700		Johnson & Johnson	1,912,144
1,100		W.W. Grainger, Inc	52,800

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	1,964,944

WHOLESALE TRADE-NONDURABLE GOODS—0.75%
1,400		AmerisourceBergen Corp	76,550
1,600		Brown-Forman Corp
		(Class B)	76,256
5,500		Cardinal Health, Inc	378,950
3,600		McKesson Corp	108,324
1,700		Supervalu, Inc	51,918
8,200		Sysco Corp	320,210

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	1,012,208

		TOTAL COMMON STOCK
		(Cost $113,738,681)	132,799,977

210 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—0.78%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.78%
$1,040,000	Federal Farm Credit
	Banks (FFCB)
	0.970%, 04/01/04	$ 1,039,972

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	1,039,972

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $1,039,972)	1,039,972

TOTAL PORTFOLIO—99.61%
(Cost $114,778,653)	$133,839,949
OTHER ASSETS &
LIABILITIES,
NET—0.39%	524,473

NET ASSETS—100.00%	$134,364,422

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 211

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 141,171	0.56%
Apparel and Accessory Stores	580,186	2.31
Apparel and Other Textile Products	16,632	0.07
Automotive Dealers and Service Stations	264,813	1.06
Building Materials and Garden Supplies	69,797	0.28
Business Services	3,956,903	15.77
Chemicals and Allied Products	2,406,313	9.59
Coal Mining	13,400	0.05
Communications	558,754	2.23
Depository Institutions	535,675	2.13
Eating and Drinking Places	709,221	2.83
Educational Services	323,007	1.29
Electric, Gas and Sanitary Services	239,555	0.95
Electronic and Other Electric Equipment	2,497,548	9.95
Engineering and Management Services	589,091	2.35
Fabricated Metal Products	112,638	0.45
Food and Kindred Products	320,595	1.28
Food Stores	403,320	1.61
Furniture and Fixtures	216,616	0.86
Furniture and Homefurnishings Stores	219,802	0.88
General Building Contractors	146,246	0.58
General Merchandise Stores	351,836	1.40
Health Services	1,030,444	4.11
Holding and Other Investment Offices	98,283	0.39
Hotels and Other Lodging Places	268,595	1.07
Industrial Machinery and Equipment	2,145,051	8.55
Instruments and Related Products	1,842,728	7.34
Insurance Agents, Brokers and Service	107,776	0.43
Insurance Carriers	328,947	1.31
Leather and Leather Products	187,740	0.75
Metal Mining	178,825	0.71
Miscellaneous Manufacturing Industries	182,920	0.73
Miscellaneous Retail	653,876	2.61
Motion Pictures	3,500	0.01
Nondepository Institutions	117,110	0.47
Nonmetallic Minerals, Except Fuels	4,744	0.02

Oil and Gas Extraction	$ 637,907	2.54%
Paper and Allied Products	42,275	0.17
Personal Services	372,354	1.48
Primary Metal Industries	11,502	0.05
Printing and Publishing	330,326	1.32
Real Estate	28,483	0.12
Rubber and Miscellaneous Plastic Products	97,784	0.39
Security and Commodity Brokers	647,702	2.58
Stone, Clay and Glass Products	178,522	0.71
Transportation by Air	45,522	0.18
Transportation Equipment	210,052	0.84
Transportation Services	145,179	0.58
Trucking and Warehousing	35,579	0.14
Wholesale Trade-Durable Goods	190,338	0.76
Wholesale Trade-Nondurable Goods	266,911	1.06

TOTAL COMMON STOCK (Cost $17,354,248)	25,064,094	99.90

TOTAL PORTFOLIO (Cost $17,354,248)	25,064,094	99.90
OTHER ASSETS & LIABILITIES, NET	26,063	0.10

NET ASSETS	$25,090,157	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.90%
AMUSEMENT AND RECREATION SERVICES—0.56%
1,500		Harrah’s
		Entertainment, Inc	$ 82,335
500		International Speedway
		Corp (Class A)	23,500
800		Station Casinos, Inc	35,336

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	141,171

APPAREL AND ACCESSORY STORES—2.31%
2,000		Abercrombie & Fitch Co
		(Class A)	67,680
1,900	*	Chico’s FAS, Inc	88,160
1,600		Claire’s Stores, Inc	33,344
3,400		Ross Stores, Inc	104,074
400		Talbots, Inc	14,312
11,100		TJX Cos, Inc	272,616

		TOTAL APPAREL AND
		ACCESSORY STORES	580,186

212 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.07%
300	*	Columbia Sportswear Co	$ 16,632

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	16,632

AUTOMOTIVE DEALERS AND SERVICE STATIONS—1.06%
1,000	*	Advance Auto Parts	40,670
1,500	*	Autozone, Inc	128,955
2,300	*	Carmax, Inc	67,160
700	*	O’Reilly Automotive, Inc	28,028

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	264,813

BUILDING MATERIALS AND GARDEN SUPPLIES—0.28%
1,300		Fastenal Co	69,797

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	69,797

BUSINESS SERVICES—15.77%
1,000		Acxiom Corp	21,960
5,000		Adobe Systems, Inc	197,150
2,100	*	Affiliated Computer
		Services, Inc (Class A)	108,990
300	*	Alliance Data Systems Corp	10,065
100		Autodesk, Inc	3,162
8,000	*	BEA Systems, Inc	102,080
2,300	*	Bisys Group, Inc	38,548
4,600	*	BMC Software, Inc	89,930
3,400	*	Brocade Communications
		Systems, Inc	22,644
1,500	*	Cadence Design
		Systems, Inc	22,110
1,600	*	Ceridian Corp	31,536
1,200		Certegy, Inc	42,024
700	*	Checkfree Corp	20,622
1,800	*	ChoicePoint, Inc	68,454
3,600	*	Citrix Systems, Inc	77,832
1,300	*	Cognizant Technology
		Solutions Corp	58,825
500	*	Compuware Corp	3,725
400	*	Convergys Corp	6,080
1,700	*	DoubleClick, Inc	19,125
1,600	*	DST Systems, Inc	72,560
1,600	*	Dun & Bradstreet Corp	85,600
4,800	*	Electronic Arts, Inc	259,008
2,500		Equifax, Inc	64,550
400		Factset Research
		Systems, Inc	17,024
1,500		Fair Isaac Corp	54,120

4,000	*	Fiserv, Inc	$ 143,080
700	*	Getty Images, Inc	37,786
1,000		GTECH Holdings Corp	59,140
1,500		Henry (Jack) &
		Associates, Inc	28,890
5,300		IMS Health, Inc	123,278
400	*	Interactive Data Corp	7,112
500	*	Interpublic Group
		Of Cos, Inc	7,690
4,000	*	Intuit, Inc	179,520
1,400	*	Iron Mountain, Inc	62,482
7,300	*	Juniper Networks, Inc	189,873
1,300	*	Lamar Advertising Co	52,286
1,400	*	Macromedia, Inc	28,098
1,200		Manpower, Inc	55,800
1,600	*	Mercury Interactive Corp	71,680
2,100	*	Monster Worldwide, Inc	55,020
1,050		National Instruments Corp	33,033
1,200	*	NetScreen
		Technologies, Inc	43,716
3,100	*	Network Associates, Inc	55,800
3,600	*	Novell, Inc	40,968
2,800	*	Peoplesoft, Inc	51,772
500	*	Pixar	32,230
1,700	*	RealNetworks, Inc	10,200
2,700	*	Red Hat, Inc	61,722
1,300	*	Rent-A-Center, Inc	42,887
1,500		Reynolds & Reynolds Co
		(Class A)	42,615
3,200	*	Robert Half
		International, Inc	75,584
5,100	*	Siebel Systems, Inc	58,701
5,700	*	SunGard Data
		Systems, Inc	156,180
6,400	*	Symantec Corp	296,320
3,000	*	Synopsys, Inc	86,880
800		Total System Services, Inc	16,856
5,000	*	Unisys Corp	71,400
3,200	*	VeriSign, Inc	53,088
900		Viad Corp	21,753
5,600	*	WebMD Corp	49,784
1,900	*	Westwood One, Inc	55,955

		TOTAL BUSINESS
		SERVICES	3,956,903

CHEMICALS AND ALLIED PRODUCTS—9.59%
150		Alberto-Culver Co	6,581
2,800		Allergan, Inc	235,648
400	*	American Pharmaceutical
		Partners, Inc	18,776

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 213

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
2,000	*	Amylin
		Pharmaceuticals, Inc	$ 47,380
1,200	*	Andrx Corp	32,640
2,100		Avery Dennison Corp	130,641
1,500	*	Barr Pharmaceuticals, Inc	68,850
6,380	*	Biogen Idec, Inc	354,728
100		Cabot Corp	3,280
1,100	*	Cephalon, Inc	63,041
1,000	*	Charles River Laboratories
		International, Inc	42,850
1,900	*	Chiron Corp	83,619
600		Church & Dwight Co, Inc	25,986
1,900		Clorox Co	92,929
4,100		Ecolab, Inc	116,973
300	*	Eon Labs, Inc	20,124
2,100		Estee Lauder Cos (Class A)	93,114
1,400	*	Human Genome
		Sciences, Inc	17,542
500	*	ICOS Corp	18,525
700	*	Idexx Laboratories, Inc	39,809
1,100	*	ImClone Systems, Inc	55,946
900		International Flavors &
		Fragrances, Inc	31,950
300	*	Invitrogen Corp	21,507
3,000	*	IVAX Corp	68,310
1,400	*	King Pharmaceuticals, Inc	23,576
1,200		Medicis Pharmaceutical
		Corp (Class A)	48,000
5,500	*	MedImmune, Inc	126,940
2,900	*	Millennium
		Pharmaceuticals, Inc	49,010
5,900		Mylan Laboratories, Inc	134,107
300	*	Neurocrine Biosciences, Inc	17,730
700	*	Pharmaceutical
		Resources, Inc	39,802
2,200		Praxair, Inc	81,664
1,500	*	Protein Design Labs, Inc	35,730
100	*	Scotts Co (Class A)	6,415
1,700	*	Sepracor, Inc	81,770
700		Sigma-Aldrich Corp	38,738
600		Valeant Pharmaceuticals
		International	14,322
100		Valspar Corp	4,923
300	*	Watson
		Pharmaceuticals, Inc	12,837

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	2,406,313

COAL MINING—0.05%
500		Consol Energy, Inc	$ 13,400

		TOTAL COAL MINING	13,400

COMMUNICATIONS—2.23%
1,900	*	American Tower Corp
		(Class A)	21,565
1,500	*	Cablevision Systems Corp
		(Class A)	34,320
500	*	Cox Radio, Inc (Class A)	10,650
800	*	Crown Castle
		International Corp	10,104
800	*	Entercom Communications
		Corp	36,216
400	*	Entravision Communications
		Corp (Class A)	3,588
2,300	*	Foundry Networks, Inc	39,491
600		Global Payments, Inc	27,048
500	*	IDT Corp	9,935
1,700	*	Nextel Partners, Inc
		(Class A)	21,522
6,900	*	Qwest Communications
		International, Inc	29,739
800	*	Radio One, Inc (Class D)	14,800
17,000	*	Sprint Corp (PCS Group)	156,400
400		Telephone & Data
		Systems, Inc	28,348
100	*	U.S. Cellular Corp	3,865
256	*	UnitedGlobalcom, Inc
		(Class A)	2,173
3,000	*	Univision Communications,
		Inc (Class A)	99,030
400	*	West Corp	9,960

		TOTAL COMMUNICATIONS	558,754

DEPOSITORY INSTITUTIONS—2.13%
1,208		Commerce Bancorp, Inc	79,583
500		First Bancorp (Puerto Rico)	20,800
200		First Tennessee
		National Corp	9,540
600		Hudson City Bancorp, Inc	22,704
100		Hudson United Bancorp	3,805
100		IndyMac Bancorp, Inc	3,629
100		Mercantile
		Bankshares Corp	4,297
2,800		New York Community
		Bancorp, Inc	95,984
900		North Fork Bancorp, Inc	38,088
300		Northern Trust Corp	13,977
800		SouthTrust Corp	26,528
6,000		Synovus Financial Corp	146,700
900		TCF Financial Corp	45,963
500		Valley National Bancorp	13,985

214 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
200		Westamerica Bancorp	$ 10,092

		TOTAL DEPOSITORY
		INSTITUTIONS	535,675

EATING AND DRINKING PLACES—2.83%
1,200		Applebee’s International, Inc	49,620
1,500		Aramark Corp (Class B)	41,115
2,100	*	Brinker International, Inc	79,653
600		CBRL Group, Inc	23,784
3,000		Darden Restaurants, Inc	74,370
1,300	*	Krispy Kreme
		Doughnuts, Inc	44,642
1,000		Outback Steakhouse, Inc	48,700
1,300		Ruby Tuesday, Inc	41,795
1,000	*	The Cheesecake
		Factory, Inc	46,130
400		Wendy’s International, Inc	16,276
6,400	*	Yum! Brands, Inc	243,136

		TOTAL EATING AND
		DRINKING PLACES	709,221

EDUCATIONAL SERVICES—1.29%
300	*	Apollo Group, Inc
		(University Of Phoenix
		Online)	26,106
2,100	*	Career Education Corp	118,944
2,000	*	Corinthian Colleges, Inc	66,120
1,300	*	DeVry, Inc	39,195
1,400	*	Education
		Management Corp	44,562
900	*	ITT Educational
		Services, Inc	28,080

		TOTAL EDUCATIONAL
		SERVICES	323,007

ELECTRIC, GAS AND SANITARY SERVICES—0.95%
9,100	*	AES Corp	77,623
1,600	*	Allied Waste Industries, Inc	21,296
1,700		Kinder Morgan, Inc	107,134
700	*	Stericycle, Inc	33,502

		TOTAL ELECTRIC, GAS AND
		SANITARY SERVICES	239,555

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—9.95%
7,800	*	ADC Telecommunications,
		Inc	22,620
800		Adtran, Inc	24,024
700	*	Advanced Fibre
		Communications, Inc	15,421
2,600	*	Advanced Micro
		Devices, Inc	42,198

35,900	*	Agere Systems, Inc
		(Class B)	$ 112,008
8,300	*	Altera Corp	169,735
600		Ametek, Inc	15,384
2,000	*	Amkor Technology, Inc	29,260
800	*	Amphenol Corp (Class A)	23,760
3,000	*	Applied Micro
		Circuits Corp	17,250
4,000	*	Atmel Corp	26,000
4,700	*	Broadcom Corp (Class A)	184,099
5,200	*	CIENA Corp	25,844
1,700	*	Comverse Technology, Inc	30,838
1,600	*	Cree, Inc	35,680
1,500	*	Cypress Semiconductor
		Corp	30,705
400	*	Energizer Holdings, Inc	18,676
800	*	Fairchild Semiconductor
		International, Inc	19,224
400	*	Gemstar-TV Guide
		International, Inc	2,684
1,100		Harman International
		Industries, Inc	87,560
500		Harris Corp	24,205
1,300	*	Integrated Circuit
		Systems, Inc	32,539
900	*	Integrated Device
		Technology, Inc	13,500
1,200	*	Interdigital
		Communications Corp	20,976
700	*	International Rectifier Corp	32,193
1,300		Intersil Corp (Class A)	28,977
3,000	*	Jabil Circuit, Inc	88,290
29,400	*	JDS Uniphase Corp	119,658
800		L-3 Communications
		Holdings, Inc	47,584
2,900	*	LSI Logic Corp	27,086
1,700		Maytag Corp	53,669
2,200	*	McData Corp (Class A)	15,488
500	*	MEMC Electronic
		Materials, Inc	4,575
4,400		Microchip Technology, Inc	116,864
5,300	*	Micron Technology, Inc	88,563
2,500		Molex, Inc	75,975
3,400	*	National Semiconductor
		Corp	151,062
2,700	*	Novellus Systems, Inc	85,833
3,300	*	Nvidia Corp	87,417
3,700	*	PMC-Sierra, Inc	62,789
900	*	Polycom, Inc	19,107
2,000	*	QLogic Corp	66,020
1,800	*	Rambus, Inc	50,454
2,000		Rockwell Collins, Inc	63,220

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 215

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
5,000	*	Sanmina-SCI Corp	$ 55,050
600	*	Silicon Laboratories, Inc	31,728
3,600	*	Tellabs, Inc	31,068
1,500	*	Utstarcom, Inc	43,140
400		Whirlpool Corp	27,548

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	2,497,548

ENGINEERING AND MANAGEMENT SERVICES—2.35%
1,300	*	Affymetrix, Inc	43,875
800	*	BearingPoint, Inc	8,576
1,800	*	Celgene Corp	85,770
800		Corporate Executive
		Board Co	37,600
100		Fluor Corp	3,869
400	*	Hewitt Associates, Inc	12,804
900	*	Jacobs Engineering
		Group, Inc	40,140
2,700		Moody’s Corp	191,160
1,100	*	Pharmaceutical Product
		Development, Inc	32,769
1,600		Quest Diagnostics, Inc	132,528

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	589,091

FABRICATED METAL PRODUCTS—0.45%
700	*	Alliant Techsystems, Inc	38,080
1,100		Ball Corp	74,558

		TOTAL FABRICATED METAL
		PRODUCTS	112,638

FOOD AND KINDRED PRODUCTS—1.28%
1,200		Coca-Cola Enterprises, Inc	29,004
500	*	Constellation Brands, Inc
		(Class A)	16,050
1,900	*	Del Monte Foods Co	21,375
1,100		Hershey Foods Corp	91,135
2,000		McCormick & Co, Inc
		(Non-Vote)	67,040
3,100		Pepsi Bottling Group, Inc	92,225
103		Tootsie Roll Industries, Inc	3,766

		TOTAL FOOD AND KINDRED
		PRODUCTS	320,595

FOOD STORES—1.61%
8,500	*	Starbucks Corp	320,875
1,100		Whole Foods Market, Inc	82,445

		TOTAL FOOD STORES	403,320

FURNITURE AND FIXTURES—0.86%
1,600		Herman Miller, Inc	$ 42,608
400		Hillenbrand Industries, Inc	27,156
500		HON Industries, Inc	18,580
100		La-Z-Boy, Inc	2,176
1,600		Leggett & Platt, Inc	37,936
3,800		Newell Rubbermaid, Inc	88,160

		TOTAL FURNITURE AND
		FIXTURES	216,616

FURNITURE AND HOMEFURNISHINGS STORES—0.88%
1,500		Pier 1 Imports, Inc	35,550
3,700		RadioShack Corp	122,692
1,800	*	Williams-Sonoma, Inc	61,560

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	219,802

GENERAL BUILDING CONTRACTORS—0.58%
1,000		Centex Corp	54,060
450		D.R. Horton, Inc	15,944
200	*	Hovnanian Enterprises, Inc
		(Class A)	8,630
400		Lennar Corp (Class A)	21,612
100	*	NVR, Inc	46,000

		TOTAL GENERAL BUILDING
		CONTRACTORS	146,246

GENERAL MERCHANDISE STORES—1.40%
800	*	99 Cents Only Stores	19,536
1,200	*	Big Lots, Inc	17,400
6,200		Dollar General Corp	119,040
2,500	*	Dollar Tree Stores, Inc	77,225
3,300		Family Dollar Stores, Inc	118,635

		TOTAL GENERAL
		MERCHANDISE STORES	351,836

HEALTH SERVICES—4.11%
1,100	*	Apria Healthcare Group, Inc	32,934
8,796	*	Caremark Rx, Inc	292,467
500	*	Community Health
		Systems, Inc	13,915
1,500	*	Coventry Health Care, Inc	63,495
1,300	*	DaVita, Inc	62,075
1,300	*	Express Scripts, Inc	96,967
1,900	*	First Health Group Corp	41,534
5,200		Health Management
		Associates, Inc (Class A)	120,692
3,000	*	Laboratory Corp Of
		America Holdings	117,750
2,000	*	Lincare Holdings, Inc	62,840
300		Manor Care, Inc	10,587
600	*	Renal Care Group, Inc	27,456

216 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

HEALTH SERVICES—(Continued)
1,800	*	Tenet Healthcare Corp	$ 20,088
700	*	Triad Hospitals, Inc	21,574
1,000		Universal Health
		Services, Inc (Class B)	46,070

		TOTAL HEALTH SERVICES	1,030,444

HOLDING AND OTHER INVESTMENT OFFICES—0.39%
200		Chelsea Property Group, Inc	12,588
200		Cousins Properties, Inc	6,558
1,100		Friedman Billings Ramsey
		Group, Inc	29,689
200		Mills Corp	10,658
900		Popular, Inc	38,790

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	98,283

HOTELS AND OTHER LODGING PLACES—1.07%
3,700		Hilton Hotels Corp	60,125
500		Mandalay Resort Group	28,630
2,400		Marriott International, Inc
		(Class A)	102,120
500	*	MGM Mirage	22,670
1,100		Starwood Hotels & Resorts
		Worldwide, Inc	44,550
300	*	Wynn Resorts Ltd	10,500

		TOTAL HOTELS AND OTHER
		LODGING PLACES	268,595

INDUSTRIAL MACHINERY AND EQUIPMENT—8.55%
1,300	*	American Standard
		Cos, Inc	147,875
800	*	Avocent Corp	29,432
1,700		Black & Decker Corp	96,798
900	*	Cooper Cameron Corp	39,645
1,400		Donaldson Co, Inc	37,142
800		Dover Corp	31,016
1,300	*	Emulex Corp	27,677
1,300	*	FMC Technologies, Inc	35,139
1,500		Graco, Inc	43,665
2,000	*	Grant Prideco, Inc	31,000
7,400		International Game
		Technology	332,704
1,900		ITT Industries, Inc	145,027
2,800	*	Lam Research Corp	70,588
2,600	*	Lexmark International, Inc	239,200
1,600	*	Maxtor Corp	13,040
1,000	*	National-Oilwell, Inc	28,280
6,600	*	Network Appliance, Inc	141,570
2,000		Pall Corp	45,380
100		Pentair, Inc	5,900
3,400		Pitney Bowes, Inc	144,874
3,000	*	Sandisk Corp	85,110

1,500	*	Smith International, Inc	$ 80,265
7,600	*	Solectron Corp	42,028
300		SPX Corp	13,644
1,000	*	Storage Technology Corp	27,830
4,400		Symbol Technologies, Inc	60,720
400		Timken Co	9,292
4,300	*	Western Digital Corp	48,289
2,500	*	Xerox Corp	36,425
800	*	Zebra Technologies Corp
		(Class A)	55,496

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	2,145,051

INSTRUMENTS AND RELATED PRODUCTS—7.34%
500	*	Agilent Technologies, Inc	15,815
3,800		Applera Corp (Applied
		Biosystems Group)	75,164
1,000		Bard (C.R.), Inc	97,640
100		Bausch & Lomb, Inc	5,997
1,300		Beckman Coulter, Inc	70,902
5,600		Biomet, Inc	214,816
400	*	Bio-Rad Laboratories, Inc
		(Class A)	22,548
1,700		Dentsply International, Inc	75,361
1,300	*	Edwards Lifesciences Corp	41,535
1,000	*	Fisher Scientific
		International, Inc	55,040
4,100	*	KLA-Tencor Corp	206,435
800	*	Mettler-Toledo
		International, Inc	35,520
1,000	*	Millipore Corp	51,380
1,000		PerkinElmer, Inc	20,690
700	*	Resmed, Inc	31,633
700	*	Respironics, Inc	37,814
1,400	*	Steris Corp	36,120
300		Tektronix, Inc	9,813
4,000	*	Teradyne, Inc	95,320
700	*	Thermo Electron Corp	19,796
1,500	*	Varian Medical
		Systems, Inc	129,465
2,700	*	Waters Corp	110,268
5,200	*	Zimmer Holdings, Inc	383,656

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	1,842,728

INSURANCE AGENTS, BROKERS AND SERVICE—0.43%
1,100		Brown & Brown, Inc	42,636
2,000		Gallagher (Arthur J.) & Co	65,140

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	107,776

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 217

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—1.31%
1,200		Aetna, Inc	$ 107,664
100		Ambac Financial Group, Inc	7,378
100		Berkley (W.R.) Corp	3,988
100		Erie Indemnity Co
		(Class A)	4,826
220		Fidelity National
		Financial, Inc	8,712
600		HCC Insurance
		Holdings, Inc	19,398
1,500	*	Health Net, Inc	37,395
200		Leucadia National Corp	10,656
100	*	Markel Corp	28,790
1,800		Oxford Health Plans, Inc	87,930
200		Radian Group, Inc	8,520
100	*	WellChoice, Inc	3,690

		TOTAL INSURANCE
		CARRIERS	328,947

LEATHER AND LEATHER PRODUCTS—0.75%
4,000	*	Coach, Inc	163,960
400	*	Timberland Co (Class A)	23,780

		TOTAL LEATHER AND
		LEATHER PRODUCTS	187,740

METAL MINING—0.71%
2,800		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	109,452
800	*	Phelps Dodge Corp	65,328
100		Southern Peru Copper Corp	4,045

		TOTAL METAL MINING	178,825

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.73%
400	*	Leapfrog Enterprises, Inc	7,740
9,500		Mattel, Inc	175,180

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	182,920

MISCELLANEOUS RETAIL—2.61%
100	*	Barnes & Noble, Inc	3,260
400		Borders Group, Inc	9,496
900	*	Marvel Enterprises, Inc	17,271
1,200		Michaels Stores, Inc	58,344
400	*	Mohawk Industries, Inc	32,940
400		MSC Industrial Direct Co
		(Class A)	11,980
1,000		Omnicare, Inc	44,330
3,100		Petsmart, Inc	84,506
7,100	*	Rite Aid Corp	38,624
10,300		Staples, Inc	261,517
2,400		Tiffany & Co	91,608

		TOTAL MISCELLANEOUS
		RETAIL	653,876

MOTION PICTURES—0.01%
200		Blockbuster, Inc (Class A)	$ 3,500

		TOTAL MOTION PICTURES	3,500

NONDEPOSITORY INSTITUTIONS—0.47%
1,000	*	AmeriCredit Corp	17,030
1,950		Doral Financial Corp	68,640
2,400	*	Providian Financial Corp	31,440

		TOTAL NONDEPOSITORY
		INSTITUTIONS	117,110

NONMETALLIC MINERALS, EXCEPT FUELS—0.02%
100		Vulcan Materials Co	4,744

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	4,744

OIL AND GAS EXTRACTION—2.54%
3,200	*	BJ Services Co	138,464
3,300		Chesapeake Energy Corp	44,220
500		Diamond Offshore
		Drilling, Inc	12,095
1,200		ENSCO International, Inc	33,804
2,500		EOG Resources, Inc	114,725
2,100	*	Key Energy Services, Inc	23,100
500	*	Newfield Exploration Co	23,965
500		Noble Energy, Inc	23,550
1,700	*	Patterson-UTI Energy, Inc	60,197
300		Pioneer Natural
		Resources Co	9,690
1,100	*	Pride International, Inc	18,766
1,100	*	Rowan Cos, Inc	23,199
500		Tidewater, Inc	14,065
1,400	*	Varco International, Inc	25,214
200	*	Westport Resources Corp	6,598
2,625		XTO Energy, Inc	66,255

		TOTAL OIL AND GAS
		EXTRACTION	637,907

PAPER AND ALLIED PRODUCTS—0.17%
1,900	*	Pactiv Corp	42,275

		TOTAL PAPER AND ALLIED
		PRODUCTS	42,275

PERSONAL SERVICES—1.48%
2,600		Cintas Corp	113,074
3,900		H & R Block, Inc	199,017
500		Regis Corp	22,220
900	*	Weight Watchers
		International, Inc	38,043

		TOTAL PERSONAL
		SERVICES	372,354

218 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—0.05%
600		Worthington Industries, Inc	$ 11,502

		TOTAL PRIMARY METAL
		INDUSTRIES	11,502

PRINTING AND PUBLISHING—1.32%
500		Belo Corp (Class A)	13,880
900		Dow Jones & Co, Inc	43,119
1,100		Harte-Hanks, Inc	25,762
300		Knight Ridder, Inc	21,975
400		Meredith Corp	20,224
2,000		New York Times Co
		(Class A)	88,400
700		Scripps (E.W.) Co
		(Class A)	70,777
15		Washington Post Co
		(Class B)	13,266
1,100		Wiley (John) & Sons, Inc
		(Class A)	32,923

		TOTAL PRINTING AND
		PUBLISHING	330,326

REAL ESTATE—0.12%
700		St. Joe Co	28,483

		TOTAL REAL ESTATE	28,483

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.39%
200		Reebok International Ltd	8,270
1,800	*	Sealed Air Corp	89,514

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTIC
		PRODUCTS	97,784

SECURITY AND COMMODITY BROKERS—2.58%
400		A.G. Edwards, Inc	15,648
5,000	*	Ameritrade Holding Corp	77,000
400		Blackrock, Inc	24,468
100		Chicago Mercantile
		Exchange	9,674
3,600	*	E*Trade Financial Corp	48,060
1,500		Eaton Vance Corp	57,180
1,600		Federated Investors, Inc
		(Class B)	50,288
1,400		Investors Financial
		Services Corp	57,848
100		Jefferies Group, Inc	3,533
300	*	LaBranche & Co, Inc	3,363
1,200		Legg Mason, Inc	111,336
400		Nuveen Investments, Inc	11,144
1,600		SEI Investments Co	52,800
1,600		T Rowe Price Group, Inc	86,128

1,600		Waddell & Reed
		Financial, Inc (Class A)	$ 39,232

		TOTAL SECURITY AND
		COMMODITY BROKERS	647,702

STONE, CLAY, AND GLASS PRODUCTS—0.71%
14,900	*	Corning, Inc	166,582
22		Eagle Materials, Inc	1,295
74		Eagle Materials, Inc
		(Class B)	4,322
150		Florida Rock Industries, Inc	6,323

		TOTAL STONE, CLAY AND
		LASS PRODUCTS	178,522

TRANSPORTATION BY AIR—0.18%
1,800	*	JetBlue Airways Corp	45,522

		TOTAL TRANSPORTATION
		BY AIR	45,522

TRANSPORTATION EQUIPMENT—0.84%
900		Autoliv, Inc	36,900
600		Delphi Corp	5,976
1,700		Gentex Corp	73,746
700	*	Navistar International
		Corp	32,095
1,000		Polaris Industries, Inc	45,440
500	*	United Defense
		Industries, Inc	15,895

		TOTAL TRANSPORTATION
		EQUIPMENT	210,052

TRANSPORTATION SERVICES—0.58%
1,500		C.H. Robinson
		Worldwide, Inc	62,250
2,100		Expeditors International
		Of Washington, Inc	82,929

		TOTAL TRANSPORTATION
		SERVICES	145,179

TRUCKING AND WAREHOUSING—0.14%
500	*	Hunt (J.B.) Transport
		Services, Inc	14,085
700	*	Swift Transportation
		Co, Inc	12,019
500		Werner Enterprises, Inc	9,475

		TOTAL TRUCKING AND
		WAREHOUSING	35,579

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 219

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS—0.76%
100	*	Apogent Technologies, Inc	$ 3,068
400	*	Arrow Electronics, Inc	10,184
1,300		CDW Corp	87,893
1,300	*	Patterson Dental Co	89,193

		TOTAL WHOLESALE TRADE-
		DURABLE GOODS	190,338

WHOLESALE TRADE-NONDURABLE GOODS—1.06%
1,300		AmerisourceBergen Corp	71,084
200		Brown-Forman Corp
		(Class B)	9,532
700	*	Endo Pharmaceuticals
		Holdings, Inc	17,094
600	*	Henry Schein, Inc	42,852
3,400		McKesson Corp	102,304
700	*	Performance Food Group Co	24,045

		TOTAL WHOLESALE TRADE-
		NONDURABLE GOODS	266,911

		TOTAL COMMON STOCK
		(Cost $17,354,248)	25,064,094

		TOTAL PORTFOLIO—99.90%	25,064,094
		(Cost $17,354,248)
		OTHER ASSETS &
		LIABILITIES, NET—0.10%	26,063

		NET ASSETS—100.00%	$25,090,157

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

220 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 126,010	0.35%
Apparel and Accessory Stores	342,311	0.95
Apparel and Other Textile Products	274,292	0.76
Auto Repair, Services and Parking	46,476	0.13
Automotive Dealers and Service Stations	71,093	0.20
Business Services	1,324,517	3.66
Chemicals and Allied Products	1,439,115	3.97
Coal Mining	27,906	0.08
Communications	1,083,335	2.99
Depository Institutions	3,987,330	11.01
Eating and Drinking Places	131,192	0.36
Electric, Gas and Sanitary Services	4,346,494	12.00
Electronic and Other Electric Equipment	1,397,108	3.86
Engineering and Management Services	371,720	1.03
Fabricated Metal Products	420,735	1.16
Food and Kindred Products	880,242	2.43
Food Stores	355,403	0.98
Furniture and Fixtures	581,447	1.61
Furniture and Homefurnishings Stores	54,948	0.15
General Building Contractors	628,339	1.73
General Merchandise Stores	938,926	2.59
Health Services	216,885	0.60
Holding and Other Investment Offices	3,220,577	8.89
Hotels and Other Lodging Places	331,574	0.92
Industrial Machinery and Equipment	1,371,771	3.79
Instruments and Related Products	828,079	2.29
Insurance Agents, Brokers and Service	148,035	0.41
Insurance Carriers	3,204,020	8.84
Lumber and Wood Products	225,239	0.62
Metal Mining	87,545	0.24
Miscellaneous Manufacturing Industries	82,840	0.23
Miscellaneous Retail	370,255	1.02
Motion Pictures	47,773	0.13
Nondepository Institutions	610,534	1.68
Nonmetallic Minerals, Except Fuels	90,136	0.25
Oil and Gas Extraction	962,500	2.66
Paper and Allied Products	524,262	1.45
Personal Services	62,223	0.17
Petroleum and Coal Products	605,445	1.67

Primary Metal Industries	$ 312,888	0.86%
Printing and Publishing	499,201	1.38
Railroad Transportation	312,295	0.86
Real Estate	99,479	0.27
Rubber and Miscellaneous Plastic Products	64,095	0.18
Security and Commodity Brokers	675,351	1.86
Stone, Clay and Glass Products	237,979	0.66
Tobacco Products	255,183	0.70
Transportation by Air	19,008	0.05
Transportation Equipment	846,032	2.34
Transportation Services	66,516	0.18
Trucking and Warehousing	67,231	0.19
Wholesale Trade-Durable Goods	483,234	1.33
Wholesale Trade-Nondurable Goods	340,155	0.94

TOTAL COMMON STOCK (Cost $26,716,087)	36,097,279	99.66

TOTAL PORTFOLIO (Cost $26,716,087)	36,097,279	99.66
OTHER ASSETS & LIABILITIES, NET	122,464	0.34

NET ASSETS	$36,219,743	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.66%
AMUSEMENT AND RECREATION SERVICES—0.35%
5,700	*	Caesars Entertainment,
		Inc	$ 74,328
796		Harrah’s Entertainment,
		Inc	43,692
170		International Speedway
		Corp (Class A)	7,990

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	126,010

APPAREL AND ACCESSORY STORES—0.95%
200		Claire’s Stores, Inc	4,168
2,863		Foot Locker, Inc	73,865
9,045		Limited Brands, Inc	180,900
2,000		Nordstrom, Inc	79,800
100		Talbots, Inc	3,578

		TOTAL APPAREL AND
		ACCESSORY STORES	342,311

APPAREL AND OTHER TEXTILE PRODUCTS—0.76%
2,400		Jones Apparel Group, Inc	86,760
2,200		Liz Claiborne, Inc	80,718
800		Polo Ralph Lauren Corp	27,424

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 221

   Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—(Continued)
1,700		VF Corp	$ 79,390

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	274,292

AUTO REPAIR, SERVICES AND PARKING—0.13%
1,200		Ryder System, Inc	46,476

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	46,476

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.20%
3,700	*	Autonation, Inc	63,085
200	*	O’Reilly Automotive, Inc	8,008

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	71,093

BUSINESS SERVICES—3.66%
7,500	*	3Com Corp	52,950
500		Acxiom Corp	10,980
350	*	Affiliated Computer
		Services, Inc (Class A)	18,165
2,137		Autodesk, Inc	67,572
100	*	Bisys Group, Inc	1,676
519	*	BMC Software, Inc	10,146
2,052	*	Brocade Communications
		Systems, Inc	13,666
4,007	*	Cadence Design Systems,
		Inc	59,063
1,214	*	Ceridian Corp	23,928
700	*	Checkfree Corp	20,622
3,659	*	Computer Sciences Corp	147,567
7,279	*	Compuware Corp	54,229
2,627	*	Convergys Corp	39,930
1,086		Deluxe Corp	43,549
561	*	DoubleClick, Inc	6,311
100	*	DST Systems, Inc	4,535
9,351		Electronic Data Systems
		Corp	180,942
592		Equifax, Inc	15,285
167		GTECH Holdings Corp	9,876
783		Imation Corp	29,456
400	*	Interactive Data Corp	7,112
8,034	*	Interpublic Group Of Cos,
		Inc	123,563
337	*	Lamar Advertising Co	13,554
500		Manpower, Inc	23,250
1,800	*	NCR Corp	79,308
300	*	Network Associates, Inc	5,400
4,097	*	Novell, Inc	46,624
4,213	*	Peoplesoft, Inc	77,898

250	*	Rent-A-Center, Inc	$ 8,248
3,582	*	Siebel Systems, Inc	41,229
466	*	SunGard Data Systems, Inc	12,768
1,702	*	Unisys Corp	24,305
1,255	*	VeriSign, Inc	20,820
866		Viad Corp	20,931
1,019	*	WebMD Corp	9,059

		TOTAL BUSINESS SERVICES	1,324,517

CHEMICALS AND ALLIED PRODUCTS—3.97%
1,200		Alberto-Culver Co	52,644
334	*	Andrx Corp	9,085
323		Avery Dennison Corp	20,094
1,200		Cabot Corp	39,360
300		Church & Dwight Co, Inc	12,993
1,412		Clorox Co	69,061
737		Cytec Industries, Inc	26,215
1,600		Eastman Chemical Co	68,288
181		Estee Lauder Cos (Class A)	8,026
1,300	*	Human Genome Sciences,
		Inc	16,289
645	*	ICOS Corp	23,897
556		International Flavors &
		Fragrances, Inc	19,738
754	*	Invitrogen Corp	54,054
3,613	*	King Pharmaceuticals, Inc	60,843
3,000	*	Millennium
		Pharmaceuticals, Inc	50,700
398	*	Neurocrine Biosciences, Inc	23,522
3,530		PPG Industries, Inc	205,799
4,770		Praxair, Inc	177,062
509	*	Protein Design Labs, Inc	12,124
3,300		Rohm & Haas Co	131,472
2,400		RPM International, Inc	39,696
400	*	Scotts Co (Class A)	25,660
2,496		Sherwin-Williams Co	95,921
809		Sigma-Aldrich Corp	44,770
940		Valeant Pharmaceuticals
		International	22,438
925		Valspar Corp	45,538
1,959	*	Watson Pharmaceuticals,
		Inc	83,826

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	1,439,115

COAL MINING—0.08%
600		Peabody Energy Corp	27,906

		TOTAL COAL MINING	27,906

COMMUNICATIONS—2.99%
2,253	*	American Tower Corp
		(Class A)	25,572
8,989	*	Avaya, Inc	142,745

222 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
315	*	Cablevision Systems Corp
		(Class A)	$ 7,207
3,000		CenturyTel, Inc	82,470
300	*	Cox Radio, Inc (Class A)	6,390
830	*	Crown Castle International
		Corp	10,483
100	*	Entercom Communications
		Corp	4,527
700	*	Entravision
		Communications Corp
		(Class A)	6,279
600		Hearst-Argyle Television,
		Inc	16,134
696	*	IDT Corp	13,830
10,765	*	Level 3 Communications,
		Inc	43,275
85,702	*	Lucent Technologies, Inc	352,235
1,509	*	NTL, Inc	89,710
500	*	PanAmSat Corp	12,240
21,825	*	Qwest Communications
		International, Inc	94,066
900	*	Radio One, Inc (Class D)	16,650
709		Telephone & Data Systems,
		Inc	50,247
200	*	U.S. Cellular Corp	7,730
1,794	*	UnitedGlobalcom, Inc
		(Class A)	15,231
255	*	Univision Communications,
		Inc (Class A)	8,418
2,782	*	XM Satellite Radio
		Holdings, Inc	77,896

		TOTAL COMMUNICATIONS	1,083,335

DEPOSITORY INSTITUTIONS—11.01%
7,196		AmSouth Bancorp	169,178
1,390		Associated Banc-Corp	62,258
1,600		Astoria Financial Corp	60,848
1,700		Bancorpsouth, Inc	37,196
1,220		Bank Of Hawaii Corp	56,523
3,400		Banknorth Group, Inc	115,736
309	*	BOK Financial Corp	12,669
500		Capitol Federal Financial	17,950
4,647		Charter One Financial, Inc	164,318
800		City National Corp	47,920
2,500		Colonial Bancgroup, Inc	46,250
3,611		Comerica, Inc	196,150
100		Commerce Bancorp, Inc	6,588
1,323		Commerce Bancshares, Inc	63,120
2,700		Compass Bancshares, Inc	111,969
1,100		Cullen/Frost Bankers, Inc	47,036
500		Downey Financial Corp	26,450

226	First Bancorp (Puerto Rico)	$ 9,402
1,000	First Midwest Bancorp, Inc	34,140
945	First National Bankshares
	of Florida, Inc	16,604
2,502	First Tennessee National
	Corp	119,345
1,700	FirstMerit Corp	44,285
945	FNB Corp	20,885
2,305	Fulton Financial Corp	51,332
2,398	Greenpoint Financial Corp	104,817
3,402	Hibernia Corp (Class A)	79,913
869	Hudson City Bancorp, Inc	32,883
800	Hudson United Bancorp	30,440
4,721	Huntington Bancshares,
	Inc	104,759
1,100	IndyMac Bancorp, Inc	39,919
487	International Bancshares
	Corp	25,728
4,700	Marshall & Ilsley Corp	177,707
1,500	Mercantile Bankshares
	Corp	64,455
4,300	National Commerce
	Financial Corp	123,023
2,753	New York Community
	Bancorp, Inc	94,373
2,346	North Fork Bancorp, Inc	99,283
3,696	Northern Trust Corp	172,197
1,487	Old National Bancorp	33,612
243	Park National Corp	27,532
500	People’s Bank	23,245
888	Provident Financial Group,
	Inc	35,662
4,589	Regions Financial Corp	167,590
1,800	Sky Financial Group, Inc	46,710
6,268	SouthTrust Corp	207,847
6,200	Sovereign Bancorp, Inc	132,804
582	Synovus Financial Corp	14,230
600	TCF Financial Corp	30,642
1,000	Trustmark Corp	29,100
4,012	Union Planters Corp	119,758
1,127	UnionBanCal Corp	59,044
672	United Bankshares, Inc	20,496
1,463	Valley National Bancorp	40,920
1,573	Washington Federal, Inc	40,159
1,000	Webster Financial Corp	50,710
500	Westamerica Bancorp	25,230
800	Whitney Holding Corp	33,392
1,400	Wilmington Trust Corp	52,318
1,900	Zions Bancorp	108,680

	TOTAL DEPOSITORY
	INSTITUTIONS	3,987,330

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 223

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

EATING AND DRINKING PLACES—0.36%
448		CBRL Group, Inc	$ 17,759
549		Darden Restaurants, Inc	13,610
362		Outback Steakhouse, Inc	17,629
2,020		Wendy’s International, Inc	82,194

		TOTAL EATING AND
		DRINKING PLACES	131,192

ELECTRIC, GAS AND SANITARY SERVICES—12.00%
1,226		AGL Resources, Inc	35,579
1,700		Allete, Inc	59,653
2,200		Alliant Energy Corp	57,332
2,059	*	Allied Waste Industries, Inc	27,405
3,758		Ameren Corp	173,206
1,875		Aqua America, Inc	40,650
8,010	*	Calpine Corp	37,407
5,600		Centerpoint Energy, Inc	64,008
3,659		Cinergy Corp	149,617
5,722	*	Citizens Communications
		Co	74,043
4,600		Consolidated Edison, Inc	202,860
3,400		Constellation Energy Group,
		Inc	135,830
2,700		DPL, Inc	50,625
3,500		DTE Energy Co	144,025
1,522		Duquesne Light Holdings,
		Inc	29,679
5,700	*	Dynegy, Inc (Class A)	22,572
5,879		Edison International	142,801
12,333		El Paso Corp	87,688
3,000		Energy East Corp	76,080
1,300		Equitable Resources, Inc	57,746
1,400		Great Plains Energy, Inc	47,306
800		Hawaiian Electric
		Industries, Inc	41,472
3,300		KeySpan Corp	126,126
391		Kinder Morgan, Inc	24,641
2,250		MDU Resources Group, Inc	52,853
8,100	b*	Mirant Corp	3,200
1,400		National Fuel Gas Co	34,440
900		Nicor, Inc	31,707
5,500		NiSource, Inc	116,875
2,700		Northeast Utilities	50,355
1,100		NSTAR	55,792
1,700		OGE Energy Corp	44,948
1,836		Oneok, Inc	41,402
700		Peoples Energy Corp	31,255
3,200		Pepco Holdings, Inc	65,408
8,500	*	PG&E Corp	246,245
597		Piedmont Natural Gas Co,
		Inc	25,205
1,700		Pinnacle West Capital Corp	66,895
3,670		PPL Corp	167,352

4,665		Public Service Enterprise
		Group, Inc	$ 219,162
2,000		Puget Energy, Inc	44,740
1,700		Questar Corp	61,948
5,858	*	Reliant Resources, Inc	48,094
3,200		Republic Services, Inc	86,624
2,300		SCANA Corp	81,305
4,100		Sempra Energy	130,380
3,800		TECO Energy, Inc	55,594
270		Texas Genco Holdings, Inc	9,653
6,652		TXU Corp	190,646
807		UGI Corp	26,566
1,500		Vectren Corp	37,005
357		Western Gas Resources, Inc	18,153
930		WGL Holdings, Inc	27,993
10,686		Williams Cos, Inc	102,265
2,400		Wisconsin Energy Corp	77,160
818		WPS Resources Corp	39,100
8,300		Xcel Energy, Inc	147,823

		TOTAL ELECTRIC, GAS AND
		SANITARY SERVICES	4,346,494

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—3.86%
9,700	*	ADC Telecommunications,
		Inc	28,130
1,100	*	Advanced Fibre
		Communications, Inc	24,233
4,800	*	Advanced Micro Devices,
		Inc	77,904
3,400		American Power Conversion
		Corp	78,234
628		Ametek, Inc	16,102
3,500	*	Applied Micro Circuits Corp	20,125
4,598	*	Atmel Corp	29,887
1,100		AVX Corp	18,139
4,700	*	CIENA Corp	23,359
1,600	*	Comverse Technology, Inc	29,024
1,064	*	Cypress Semiconductor
		Corp	21,780
1,234	*	Energizer Holdings, Inc	57,615
1,117	*	Fairchild Semiconductor
		International, Inc	26,842
3,746	*	Gemstar-TV Guide
		International, Inc	25,136
885		Harris Corp	42,843
1,000		Hubbell, Inc (Class B)	40,130
1,300	*	Integrated Device
		Technology, Inc	19,500
668	*	International Rectifier Corp	30,721
1,567		Intersil Corp (Class A)	34,928
400	*	Jabil Circuit, Inc	11,772
705		L-3 Communications
		Holdings, Inc	41,933

224 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
4,500	*	LSI Logic Corp	$ 42,030
6,258	*	Micron Technology, Inc	104,571
400		Molex, Inc	12,156
600	*	National Semiconductor
		Corp	26,658
627	*	Novellus Systems, Inc	19,932
1,200	*	Polycom, Inc	25,476
1,830		Rockwell Collins, Inc	57,846
5,800	*	Sanmina-SCI Corp	63,858
2,894		Scientific-Atlanta, Inc	93,592
19,611	*	Sirius Satellite Radio, Inc	66,677
5,100	*	Tellabs, Inc	44,013
3,225	*	Vishay Intertechnology, Inc	68,822
1,062		Whirlpool Corp	73,140

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	1,397,108

ENGINEERING AND MANAGEMENT SERVICES—1.03%
2,309	*	BearingPoint, Inc	24,752
1,600		Fluor Corp	61,904
173	*	Jacobs Engineering Group,
		Inc	7,716
5,500		Monsanto Co	201,685
6,300		Servicemaster Co	75,663

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	371,720

FABRICATED METAL PRODUCTS—1.16%
146	*	Alliant Techsystems, Inc	7,942
203		Ball Corp	13,759
1,100		Crane Co	36,300
3,037		Fortune Brands, Inc	232,725
800		Harsco Corp	36,400
1,200		Snap-On, Inc	38,808
1,284		Stanley Works	54,801

		TOTAL FABRICATED METAL
		PRODUCTS	420,735

FOOD AND KINDRED PRODUCTS—2.43%
10,584		Archer Daniels Midland Co	178,552
3,338		Coca-Cola Enterprises, Inc	80,679
1,390	*	Constellation Brands, Inc
		(Class A)	44,619
500		Coors (Adolph) Co
		(Class B)	34,725
3,250	*	Dean Foods Co	108,550
2,029	*	Del Monte Foods Co	22,826
795		Hershey Foods Corp	65,866
1,600		Hormel Foods Corp	46,928
972		J.M. Smucker Co	51,302
600		Lancaster Colony Corp	24,240

1,034		McCormick & Co, Inc
		(Non-Vote)	$ 34,660
592		Pepsi Bottling Group, Inc	17,612
1,290		PepsiAmericas Inc	26,342
1,735	*	Smithfield Foods, Inc	47,053
412		Tootsie Roll Industries, Inc	15,063
4,500		Tyson Foods, Inc (Class A)	81,225

		TOTAL FOOD AND KINDRED
		PRODUCTS	880,242

FOOD STORES—0.98%
6,993		Albertson’s, Inc	154,895
9,152	*	Safeway, Inc	188,348
1,600	*	Winn-Dixie Stores, Inc	12,160

		TOTAL FOOD STORES	355,403

FURNITURE AND FIXTURES—1.61%
620		Ethan Allen Interiors, Inc	25,581
980		Furniture Brands
		International, Inc	31,556
684		Hillenbrand Industries, Inc	46,437
724		HON Industries, Inc	26,904
3,904		Johnson Controls, Inc	230,922
1,100		La-Z-Boy, Inc	23,936
1,300		Lear Corp	80,548
2,452		Leggett & Platt, Inc	58,137
2,027		Newell Rubbermaid, Inc	47,026
800		Steelcase, Inc (Class A)	10,400

		TOTAL FURNITURE AND
		FIXTURES	581,447

FURNITURE AND HOMEFURNISHINGS STORES—0.15%
3,900		Circuit City Stores, Inc
		(Circuit City Group)	44,070
459		Pier 1 Imports, Inc	10,878

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	54,948

GENERAL BUILDING CONTRACTORS—1.73%
1,664		Centex Corp	89,956
3,300		D.R. Horton, Inc	116,919
408	*	Hovnanian Enterprises, Inc
		(Class A)	17,605
800		KB Home	64,640
1,916		Lennar Corp (Class A)	103,521
200		Lennar Corp (Class B)	10,182
347		MDC Holdings, Inc	24,471
2,000		Pulte Homes, Inc	111,200
500		Ryland Group, Inc	44,415
1,000	*	Toll Brothers, Inc	45,430

		TOTAL GENERAL BUILDING
		CONTRACTORS	628,339

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 225

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004
SHARES			VALUE

GENERAL MERCHANDISE STORES—2.59%
1,200	*	Big Lots, Inc	$ 17,400
3,824		Federated Department
		Stores, Inc	206,687
5,600		J.C. Penney Co, Inc	194,768
5,930		May Department Stores Co	205,059
800		Neiman Marcus Group, Inc
		(Class A)	43,152
2,500		Saks, Inc	44,000
5,304		Sears Roebuck & Co	227,860

		TOTAL GENERAL
		MERCHANDISE STORES	938,926

HEALTH SERVICES—0.60%
500	*	Community Health
		Systems, Inc	13,915
290	*	Laboratory Corp Of
		America Holdings	11,383
1,549		Manor Care, Inc	54,664
100	*	Orthodontic Centers Of
		America, Inc	790
400	*	Renal Care Group, Inc	18,304
7,936	*	Tenet Healthcare Corp	88,566
800	*	Triad Hospitals, Inc	24,656
100		Universal Health Services,
		Inc (Class B)	4,607

		TOTAL HEALTH SERVICES	216,885

HOLDING AND OTHER INVESTMENT OFFICES—8.89%
2,625		Allied Capital Corp	79,511
1,526		AMB Property Corp	56,721
2,400		Annaly Mortgage
		Management, Inc	46,920
1,956		Apartment Investment &
		Management Co
		(Class A)	60,812
3,800		Archstone-Smith Trust	112,138
1,200		Arden Realty, Inc	38,796
1,300		AvalonBay Communities,
		Inc	69,654
1,500		Boston Properties, Inc	81,465
1,000		BRE Properties, Inc
		(Class A)	34,320
700		Camden Property Trust	31,465
1,100		CarrAmerica Realty Corp	37,290
390		CBL & Associates
		Properties, Inc	23,923
500		Centerpoint Properties
		Trust	41,250
475		Chelsea Property Group, Inc	29,897
600		Cousins Properties, Inc	19,674
1,700		Crescent Real Estate
		Equities Co	30,549

11		Cross Timbers Royalty Trust	$ 312
1,500		Developers Diversified
		Realty Corp	60,600
2,875		Duke Realty Corp	99,820
5,608		Equity Residential	167,399
840		Federal Realty Investment
		Trust	38,808
200		Friedman Billings Ramsey
		Group, Inc	5,398
4,500		General Growth Properties,
		Inc	158,175
2,600		Health Care Property
		Investors, Inc	73,580
803		Healthcare Realty Trust, Inc	34,288
1,200		Hospitality Properties Trust	55,680
5,700	*	Host Marriott Corp	72,846
2,920		HRPT Properties Trust	32,996
1,100		Independence Community
		Bank Corp	44,825
2,067		iStar Financial, Inc	87,434
2,000		Kimco Realty Corp	101,960
1,600		Liberty Property Trust	72,000
1,220		Macerich Co	65,758
1,127		Mack-Cali Realty Corp	50,614
534		Mills Corp	28,457
2,149		New Plan Excel Realty Trust	58,775
770		Pan Pacific Retail
		Properties, Inc	40,117
3,900		Plum Creek Timber Co, Inc	126,672
1,934		Popular, Inc	83,355
3,400		Prologis	121,958
2,100		Public Storage, Inc	102,186
771		Realty Income Corp	34,425
500		Regency Centers Corp	23,365
1,725		Rouse Co	92,460
885		Shurgard Storage Centers,
		Inc (Class A)	35,312
2,955		Simon Property Group, Inc	172,690
1,648		Thornburg Mortgage, Inc	51,253
1,800		Trizec Properties, Inc	30,870
2,400		United Dominion Realty
		Trust, Inc	47,088
1,700		Vornado Realty Trust	102,816
1,500		Weingarten Realty
		Investors	51,900

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	3,220,577

HOTELS AND OTHER LODGING PLACES—0.92%
3,564		Hilton Hotels Corp	57,915
457		Mandalay Resort Group	26,168
1,753		Marriott International, Inc
		(Class A)	74,590

226 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES—(Continued)
978	*	MGM Mirage	$ 44,343
2,915		Starwood Hotels & Resorts
		Worldwide, Inc	118,058
300	*	Wynn Resorts Ltd	10,500

		TOTAL HOTELS AND OTHER
		LODGING PLACES	331,574

INDUSTRIAL MACHINERY AND EQUIPMENT—3.79%
1,464	*	AGCO Corp	30,319
7,500	*	Apple Computer, Inc	202,875
100	*	Avocent Corp	3,679
100	*	Cooper Cameron Corp	4,405
700		Cummins, Inc	40,915
1,500		Diebold, Inc	72,180
264		Donaldson Co, Inc	7,004
3,361		Dover Corp	130,306
3,000		Eaton Corp	168,570
500	*	Emulex Corp	10,645
100	*	Grant Prideco, Inc	1,550
113		ITT Industries, Inc	8,625
2,501	*	Maxtor Corp	20,383
700	*	National-Oilwell, Inc	19,796
497		Pall Corp	11,277
2,500		Parker Hannifin Corp	141,250
900		Pentair, Inc	53,100
1,548		Pitney Bowes, Inc	65,960
413	*	Smith International, Inc	22,100
8,900	*	Solectron Corp	49,217
1,269		SPX Corp	57,714
1,366	*	Storage Technology Corp	38,016
691		Symbol Technologies, Inc	9,536
663		Timken Co	15,401
12,831	*	Xerox Corp	186,948

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	1,371,771

INSTRUMENTS AND RELATED PRODUCTS—2.29%
9,256	*	Agilent Technologies, Inc	292,767
669		Applera Corp (Applied
		Biosystems Group)	13,233
109		Bard (C.R.), Inc	10,643
1,000		Bausch & Lomb, Inc	59,970
5,841		Eastman Kodak Co	152,859
1,400		PerkinElmer, Inc	28,966
3,400		Rockwell Automation, Inc	117,878
100	*	Steris Corp	2,580
1,300		Tektronix, Inc	42,523
673		Teleflex, Inc	33,132
2,600	*	Thermo Electron Corp	73,528

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	828,079

INSURANCE AGENTS, BROKERS AND SERVICE—0.41%
5,304		AON Corp	$ 148,035

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	148,035

INSURANCE CARRIERS—8.84%
1,770		Aetna, Inc	158,804
76	*	Alleghany Corp	18,918
1,600		Ambac Financial Group,
		Inc	118,048
700		American Financial Group,
		Inc	20,881
200		American National
		Insurance Co	17,898
1,200		Berkley (W.R.) Corp	47,856
2,904		Cigna Corp	171,394
2,755		Cincinnati Financial Corp	119,705
500	*	CNA Financial Corp	13,780
500		Erie Indemnity Co (Class A)	24,130
2,860		Fidelity National Financial,
		Inc	113,256
1,408		First American Corp	42,831
807		HCC Insurance Holdings,
		Inc	26,090
701	*	Health Net, Inc	17,476
3,500	*	Humana, Inc	66,570
2,972		Jefferson-Pilot Corp	163,490
5,995		John Hancock Financial
		Services, Inc	261,922
900		Leucadia National Corp	47,952
3,700		Lincoln National Corp	175,084
2,731		Loews Corp	161,293
100	*	Markel Corp	28,790
3,008		MBIA, Inc	188,602
500		Mercury General Corp	24,965
1,489		MGIC Investment Corp	95,638
900	*	MONY Group, Inc	28,296
1,091		Nationwide Financial
		Services, Inc (Class A)	39,331
200		Odyssey Re Holdings Corp	5,400
3,750		Old Republic International
		Corp	92,100
1,560	*	Pacificare Health Systems,
		Inc	61,698
1,900		PMI Group, Inc	70,984
1,400		Protective Life Corp	52,430
1,751		Radian Group, Inc	74,593
400		Reinsurance Group Of
		America, Inc	16,388
2,618		Safeco Corp	113,019
4,345		St. Paul Travelers Cos, Inc	173,843

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 227

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004
SHARES			VALUE

INSURANCE CARRIERS—(Continued)
600		Stancorp Financial Group,
		Inc	$ 39,150
2,346		Torchmark Corp	126,191
391		Transatlantic Holdings, Inc	34,099
1,000		Unitrin, Inc	42,900
5,900		UnumProvident Corp	86,317
342	*	WellChoice, Inc	12,620
24		Wesco Financial Corp	9,288

		TOTAL INSURANCE
		CARRIERS	3,204,020

LUMBER AND WOOD PRODUCTS—0.62%
5,300		Georgia-Pacific Corp	178,557
1,068		Rayonier, Inc	46,682

		TOTAL LUMBER AND WOOD
		PRODUCTS	225,239

METAL MINING—0.24%
973	*	Phelps Dodge Corp	79,455
200		Southern Peru Copper Corp	8,090

		TOTAL METAL MINING	87,545

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.23%
605		Blyth, Inc	19,765
2,900		Hasbro, Inc	63,075

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	82,840

MISCELLANEOUS RETAIL—1.02%
700	*	Barnes & Noble, Inc	22,820
1,400		Borders Group, Inc	33,236
207		Michaels Stores, Inc	10,064
662	*	Mohawk Industries, Inc	54,516
200		MSC Industrial Direct Co
		(Class A)	5,990
6,500	*	Office Depot, Inc	122,330
800		Omnicare, Inc	35,464
2,499	*	Rite Aid Corp	13,595
4300	*	Toys “R” Us, Inc	72,240

		TOTAL MISCELLANEOUS
		RETAIL	370,255

MOTION PICTURES—0.13%
500		Blockbuster, Inc (Class A)	8,750
1,505	*	Metro-Goldwyn-Mayer, Inc	26,187
584		Regal Entertainment Group
		(Class A)	12,836

		TOTAL MOTION PICTURES	47,773

NONDEPOSITORY INSTITUTIONS—1.68%
1,254		American Capital
		Strategies Ltd	41,683

2,000	*	AmeriCredit Corp	$ 34,060
4,043		CIT Group, Inc	153,836
3,360		Countrywide Financial Corp	322,224
3,300	*	Providian Financial Corp	43,230
100		Student Loan Corp	15,501

		TOTAL NONDEPOSITORY
		INSTITUTIONS	610,534

NONMETALLIC MINERALS, EXCEPT FUELS—0.25%
1,900		Vulcan Materials Co	90,136

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	90,136

OIL AND GAS EXTRACTION—2.66%
731		Chesapeake Energy Corp	9,795
500		Diamond Offshore Drilling,
		Inc	12,095
1,975		ENSCO International, Inc	55,636
1,100		Helmerich & Payne, Inc	31,515
2,100		Kerr-McGee Corp	108,150
688	*	Key Energy Services, Inc	7,568
6,463		Marathon Oil Corp	217,609
500	*	Newfield Exploration Co	23,965
760		Noble Energy, Inc	35,796
2,100		Pioneer Natural Resources
		Co	67,830
1,318		Pogo Producing Co	60,457
1,200	*	Pride International, Inc	20,472
800	*	Rowan Cos, Inc	16,872
600		Tidewater, Inc	16,878
5,461		Unocal Corp	203,586
600	*	Varco International, Inc	10,806
432	*	Westport Resources Corp	14,252
1,950		XTO Energy, Inc	49,218

		TOTAL OIL AND GAS
		EXTRACTION	962,500

PAPER AND ALLIED PRODUCTS—1.45%
1,956		Bemis Co	50,856
1,340		Boise Cascade Corp	46,431
1,100		Bowater, Inc	47,993
4,200		MeadWestvaco Corp	118,818
1,200		Packaging Corp Of America	27,072
1,528	*	Pactiv Corp	33,998
4,957	*	Smurfit-Stone Container
		Corp	87,194
2,000		Sonoco Products Co	48,560
1,000		Temple-Inland, Inc	63,340

		TOTAL PAPER AND ALLIED
		PRODUCTS	524,262

228 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

PERSONAL SERVICES—0.17%
361		Regis Corp	$ 16,043
6,182	*	Service Corp International	46,180

		TOTAL PERSONAL
		SERVICES	62,223

PETROLEUM AND COAL PRODUCTS—1.67%
1,421		Amerada Hess Corp	92,763
1,400		Ashland, Inc	65,086
1,100		Lubrizol Corp	34,639
2,800		Lyondell Chemical Co	41,552
1,615		Murphy Oil Corp	101,697
700	*	Premcor, Inc	21,679
1,600		Sunoco, Inc	99,808
2,472		Valero Energy Corp	148,221

		TOTAL PETROLEUM AND
		COAL PRODUCTS	605,445

PRIMARY METAL INDUSTRIES—0.86%
2,372		Engelhard Corp	70,899
1,600		Nucor Corp	98,368
1,200		Precision Castparts Corp	52,836
2,100		United States Steel Corp	78,267
653		Worthington Industries, Inc	12,518

		TOTAL PRIMARY METAL
		INDUSTRIES	312,888

PRINTING AND PUBLISHING—1.38%
1,495		Belo Corp (Class A)	41,501
300		Harte-Hanks, Inc	7,026
1,428		Knight Ridder, Inc	104,601
900		Lee Enterprises, Inc	40,662
400		McClatchy Co (Class A)	28,416
300		Media General, Inc
		(Class A)	20,184
303		Meredith Corp	15,320
1,100		New York Times Co
		(Class A)	48,620
2,100		R.R. Donnelley & Sons Co	63,525
1,600		Reader’s Digest Association,
		Inc (Class A)	22,528
541	*	Scholastic Corp	14,742
876	*	Valassis Communications,
		Inc	26,630
74		Washington Post Co
		(Class B)	65,446

		TOTAL PRINTING AND
		PUBLISHING	499,201

RAILROAD TRANSPORTATION—0.86%
4,419		CSX Corp	133,852
8,078		Norfolk Southern Corp	178,443

		TOTAL RAILROAD
		TRANSPORTATION	312,295

REAL ESTATE—0.27%
1,965		Catellus Development Corp	$ 51,110
600		Forest City Enterprises,
		Inc (Class A)	32,310
300		LNR Property Corp	16,059

		TOTAL REAL ESTATE	99,479

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.18%
700		Aptargroup, Inc	26,880
900		Reebok International Ltd	37,215

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTIC
		PRODUCTS	64,095

SECURITY AND COMMODITY BROKERS—1.86%
1,175		A.G. Edwards, Inc	45,966
2,000		Bear Stearns Cos, Inc	175,360
3,500	*	E*Trade Financial Corp	46,725
3,384		Franklin Resources, Inc	188,421
2,500	*	Instinet Group, Inc	17,625
4,949		Janus Capital Group, Inc	81,065
714		Jefferies Group, Inc	25,226
900	*	LaBranche & Co, Inc	10,089
218		Legg Mason, Inc	20,226
1,200		Raymond James Financial,
		Inc	29,820
647		T Rowe Price Group, Inc	34,828

		TOTAL SECURITY AND
		COMMODITY BROKERS	675,351

STONE, CLAY, AND GLASS PRODUCTS—0.66%
13,347	*	Corning, Inc	149,219
36		Eagle Materials, Inc	2,119
123		Eagle Materials, Inc
		(Class B)	7,183
445		Florida Rock Industries, Inc	18,757
700		Lafarge North America, Inc	28,455
2,300	*	Owens-Illinois, Inc	32,246

		TOTAL STONE, CLAY AND
		GLASS PRODUCTS	237,979

TOBACCO PRODUCTS—0.70%
808		Loews Corp (Carolina
		Group)	22,099
1,800		R.J. Reynolds Tobacco
		Holdings, Inc	108,900
3,440		UST, Inc	124,184

		TOTAL TOBACCO
		PRODUCTS	255,183

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 229

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004
SHARES			VALUE

TRANSPORTATION BY AIR—0.05%
2,400	*	Delta Air Lines, Inc	$ 19,008

		TOTAL TRANSPORTATION
		BY AIR	19,008

TRANSPORTATION EQUIPMENT—2.34%
600	*	American Axle &
		Manufacturing Holdings,
		Inc	22,110
1,300		ArvinMeritor, Inc	25,779
1,113		Autoliv, Inc	45,633
1,800		Brunswick Corp	73,494
3,100		Dana Corp	61,566
9,319		Delphi Corp	92,817
3,513		Genuine Parts Co	114,945
2,400		Goodrich Corp	67,368
502	*	Navistar International Corp	23,017
3,450		Paccar, Inc	194,028
2,357		Textron, Inc	125,275

		TOTAL TRANSPORTATION
		EQUIPMENT	846,032

TRANSPORTATION SERVICES—0.18%
2,681		Sabre Holdings Corp	66,516

		TOTAL TRANSPORTATION
		SERVICES	66,516

TRUCKING AND WAREHOUSING—0.19%
1,000		CNF, Inc	33,600
646	*	Hunt (J.B.) Transport
		Services, Inc	18,198
400	*	Swift Transportation Co,
		Inc	6,868
452		Werner Enterprises, Inc	8,565

		TOTAL TRUCKING AND
		WAREHOUSING	67,231

WHOLESALE TRADE-DURABLE GOODS—1.33%
1,773	*	Apogent Technologies, Inc	54,396
1,600	*	Arrow Electronics, Inc	40,736
2,400	*	Avnet, Inc	58,776
600		BorgWarner, Inc	50,898
588		Carlisle Cos, Inc	33,310
3,100		IKON Office Solutions, Inc	39,680
2,114	*	Ingram Micro, Inc (Class A)	38,263
1,000		Martin Marietta Materials,
		Inc	46,160
1,080	*	Tech Data Corp	44,215
1,600		W.W. Grainger, Inc	76,800

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	483,234

WHOLESALE TRADE-NONDURABLE GOODS—0.94%
1,228		Airgas, Inc	$ 26,156
1,144		AmerisourceBergen Corp	62,554
1,276		Brown-Forman Corp
		(Class B)	60,814
300	*	Henry Schein, Inc	21,426
2,439		McKesson Corp	73,390
300	*	Performance Food Group
		Co	10,305
2,800		Supervalu, Inc	85,510

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	340,155

		TOTAL COMMON STOCK
		(Cost $26,716,087)	36,097,279

		TOTAL PORTFOLIO—99.66%
		(Cost $26,716,087)	36,097,279
		OTHER ASSETS &
		LIABILITIES, NET—0.34%	122,464

		NET ASSETS—100.00%	$36,219,743

*	Non-income producing
b	In bankruptcy
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

230 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004
Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 221,907	0.44%
Apparel and Accessory Stores	751,260	1.49
Apparel and Other Textile Products	251,504	0.50
Auto Repair, Services and Parking	34,857	0.07
Automotive Dealers and Service Stations	259,497	0.52
Building Materials and Garden Supplies	53,690	0.11
Business Services	4,384,138	8.71
Chemicals and Allied Products	3,103,536	6.16
Coal Mining	31,528	0.06
Communications	1,328,221	2.64
Depository Institutions	3,722,310	7.39
Eating and Drinking Places	660,563	1.31
Educational Services	265,211	0.53
Electric, Gas and Sanitary Services	3,823,539	7.59
Electronic and Other Electric Equipment	3,150,248	6.26
Engineering and Management Services	769,625	1.53
Fabricated Metal Products	439,589	0.87
Food and Kindred Products	990,973	1.97
Food Stores	619,698	1.23
Furniture and Fixtures	647,894	1.29
Furniture and Homefurnishings Stores	218,308	0.43
General Building Contractors	647,789	1.29
General Merchandise Stores	1,063,729	2.11
Health Services	1,000,330	1.99
Holding and Other Investment Offices	2,944,071	5.85
Hotels and Other Lodging Places	489,882	0.97
Industrial Machinery and Equipment	2,840,798	5.64
Instruments and Related Products	2,161,913	4.29
Insurance Agents, Brokers and Service	206,543	0.41
Insurance Carriers	2,938,916	5.84
Leather and Leather Products	149,003	0.30
Lumber and Wood Products	181,146	0.36
Metal Mining	216,366	0.43
Miscellaneous Manufacturing Industries	219,268	0.43
Miscellaneous Retail	830,239	1.65
Motion Pictures	48,419	0.10
Nondepository Institutions	609,939	1.21
Nonmetallic Minerals, Except Fuels	75,904	0.15
Oil and Gas Extraction	1,312,640	2.61

Paper and Allied Products	$ 460,704	0.91%
Personal Services	356,822	0.71
Petroleum and Coal Products	498,211	0.99
Primary Metal Industries	275,741	0.55
Printing and Publishing	671,004	1.33
Railroad Transportation	260,076	0.51
Real Estate	115,458	0.23
Rubber and Miscellaneous Plastic Products	133,717	0.27
Security and Commodity Brokers	1,101,605	2.19
Stone, Clay and Glass Products	330,808	0.65
Tobacco Products	215,919	0.43
Transportation by Air	56,818	0.11
Transportation Equipment	871,553	1.73
Transportation Services	178,958	0.35
Trucking and Warehousing	81,843	0.16
Wholesale Trade-Durable Goods	550,364	1.09
Wholesale Trade-Nondurable Goods	483,315	0.96

TOTAL COMMON STOCK (Cost $36,495,162)	50,307,907	99.90

TOTAL PORTFOLIO (Cost $36,495,162)	50,307,907	99.90
OTHER ASSETS & LIABILITIES, NET	48,095	0.10

NET ASSETS	$50,356,002	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.90%
AMUSEMENT AND RECREATION SERVICES—0.44%
5,100	*	Caesars Entertainment, Inc	$ 66,504
1,800		Harrah’s Entertainment, Inc	98,802
600		International Speedway
		Corp (Class A)	28,200
643		Station Casinos, Inc	28,401

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	221,907

APPAREL AND ACCESSORY STORES—1.49%
1,700		Abercrombie & Fitch Co
		(Class A)	57,528
1,400	*	Chico’s FAS, Inc	64,960
1,500		Claire’s Stores, Inc	31,260
2,500		Foot Locker, Inc	64,500
7,400		Limited Brands, Inc	148,000
1,700		Nordstrom, Inc	67,830
2,600		Ross Stores, Inc	79,586
600		Talbots, Inc	21,468

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 231

  Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004
SHARES			VALUE

APPAREL AND ACCESSORY STORES—(Continued)
8,800		TJX Cos, Inc	$ 216,128

		TOTAL APPAREL AND
		ACCESSORY STORES	751,260

APPAREL AND OTHER TEXTILE PRODUCTS—0.50%
300	*	Columbia Sportswear Co	16,632
2,100		Jones Apparel Group, Inc	75,915
1,800		Liz Claiborne, Inc	66,042
667		Polo Ralph Lauren Corp	22,865
1,500		VF Corp	70,050

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	251,504

AUTO REPAIR, SERVICES AND PARKING—0.07%
900		Ryder System, Inc	34,857

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	34,857

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.52%
846	*	Advance Auto Parts	34,407
3,100	*	Autonation, Inc	52,855
1,100	*	Autozone, Inc	94,567
1,700	*	Carmax, Inc	49,640
700	*	O’Reilly Automotive, Inc	28,028

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	259,497

BUILDING MATERIALS AND GARDEN SUPPLIES—0.11%
1,000		Fastenal Co	53,690

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	53,690

BUSINESS SERVICES—8.71%
6,700	*	3Com Corp	47,302
1,000		Acxiom Corp	21,960
3,900		Adobe Systems, Inc	153,777
1,900	*	Affiliated Computer Services,
		Inc (Class A)	98,610
200	*	Alliance Data Systems Corp	6,710
2,000		Autodesk, Inc	63,240
6,338	*	BEA Systems, Inc	80,873
2,200	*	Bisys Group, Inc	36,872
3,900	*	BMC Software, Inc	76,245
4,200	*	Brocade Communications
		Systems, Inc	27,972
4,500	*	Cadence Design Systems,
		Inc	66,330
2,200	*	Ceridian Corp	43,362
900		Certegy, Inc	31,518

1,300	*	Checkfree Corp	$ 38,298
1,400	*	ChoicePoint, Inc	53,242
3,000	*	Citrix Systems, Inc	64,860
1,100	*	Cognizant Technology
		Solutions Corp	49,775
3,100	*	Computer Sciences Corp	125,023
6,800	*	Compuware Corp	50,660
2,400	*	Convergys Corp	36,480
900		Deluxe Corp	36,090
1,800	*	DoubleClick, Inc	20,250
1,300	*	DST Systems, Inc	58,955
1,300	*	Dun & Bradstreet Corp	69,550
3,800	*	Electronic Arts, Inc	205,048
7,700		Electronic Data Systems
		Corp	148,995
2,400		Equifax, Inc	61,968
296		Factset Research Systems,
		Inc	12,598
1,350		Fair Isaac Corp	48,708
3,102		First Data Corp	130,780
3,100	*	Fiserv, Inc	110,887
500	*	Getty Images, Inc	26,990
900		GTECH Holdings Corp	53,226
1,200		Henry (Jack) & Associates,
		Inc	23,112
573		Imation Corp	21,556
4,200		IMS Health, Inc	97,692
600	*	Interactive Data Corp	10,668
7,200	*	Interpublic Group Of Cos,
		Inc	110,736
3,100	*	Intuit, Inc	139,128
1,200	*	Iron Mountain, Inc	53,556
5,800	*	Juniper Networks, Inc	150,858
1,200	*	Lamar Advertising Co	48,264
1,000	*	Macromedia, Inc	20,070
1,500		Manpower, Inc	69,750
1,400	*	Mercury Interactive Corp	62,720
1,600	*	Monster Worldwide, Inc	41,920
900		National Instruments Corp	28,314
1,500	*	NCR Corp	66,090
1,000	*	NetScreen Technologies, Inc	36,430
2,900	*	Network Associates, Inc	52,200
6,600	*	Novell, Inc	75,108
5,493	*	Peoplesoft, Inc	101,566
444	*	Pixar	28,620
1,600	*	RealNetworks, Inc	9,600
2,300	*	Red Hat, Inc	52,578
1,100	*	Rent-A-Center, Inc	36,289
1,200		Reynolds & Reynolds Co
		(Class A)	34,092
2,500	*	Robert Half International,
		Inc	59,050
7,100	*	Siebel Systems, Inc	81,721

232 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
4,800	*	SunGard Data Systems, Inc	$ 131,520
5,100	*	Symantec Corp	236,130
2,400	*	Synopsys, Inc	69,504
700		Total System Services, Inc	14,749
5,100	*	Unisys Corp	72,828
3,400	*	VeriSign, Inc	56,406
1,700		Viad Corp	41,089
5,500	*	WebMD Corp	48,895
1,500	*	Westwood One, Inc	44,175

		TOTAL BUSINESS SERVICES	4,384,138

CHEMICALS AND ALLIED PRODUCTS—6.16%
1,050		Alberto-Culver Co	46,064
2,200		Allergan, Inc	185,152
447	*	American Pharmaceutical
		Partners, Inc	20,982
1,500	*	Amylin Pharmaceuticals,
		Inc	35,535
1,200	*	Andrx Corp	32,640
1,900		Avery Dennison Corp	118,199
1,200	*	Barr Pharmaceuticals, Inc	55,080
5,075	*	Biogen Idec, Inc	282,170
1,000		Cabot Corp	32,800
800	*	Cephalon, Inc	45,848
700	*	Charles River Laboratories
		International, Inc	29,995
1,500	*	Chiron Corp	66,015
700		Church & Dwight Co, Inc	30,317
2,700		Clorox Co	132,057
618		Cytec Industries, Inc	21,982
1,400		Eastman Chemical Co	59,752
3,200		Ecolab, Inc	91,296
219	*	Eon Labs, Inc	14,691
1,800		Estee Lauder Cos (Class A)	79,812
2,200	*	Human Genome Sciences,
		Inc	27,566
900	*	ICOS Corp	33,345
600	*	Idexx Laboratories, Inc	34,122
1,100	*	ImClone Systems, Inc	55,946
1,200		International Flavors &
		Fragrances, Inc	42,600
900	*	Invitrogen Corp	64,521
2,200	*	IVAX Corp	50,094
4,100	*	King Pharmaceuticals, Inc	69,044
800		Medicis Pharmaceutical
		Corp (Class A)	32,000
4,400	*	MedImmune, Inc	101,552
4,900	*	Millennium Pharmaceuticals,
		Inc	82,810
4,750		Mylan Laboratories, Inc	107,968
700	*	Neurocrine Biosciences, Inc	41,370

542	*	Pharmaceutical Resources,
		Inc	$ 30,818
2,900		PPG Industries, Inc	169,070
5,600		Praxair, Inc	207,872
1,500	*	Protein Design Labs, Inc	35,730
2,800		Rohm & Haas Co	111,552
2,000		RPM International, Inc	33,080
400	*	Scotts Co (Class A)	25,660
1,300	*	Sepracor, Inc	62,530
2,100		Sherwin-Williams Co	80,703
1,200		Sigma-Aldrich Corp	66,408
1,100		Valeant Pharmaceuticals
		International	26,257
1,000		Valspar Corp	49,230
1,900	*	Watson Pharmaceuticals,
		Inc	81,301

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	3,103,536

COAL MINING—0.06%
300		Consol Energy, Inc	8,040
505		Peabody Energy Corp	23,488

		TOTAL COAL MINING	31,528

COMMUNICATIONS—2.64%
3,900	*	American Tower Corp
		(Class A)	44,265
7,500	*	Avaya, Inc	119,100
1,500	*	Cablevision Systems Corp
		(Class A)	34,320
2,600		CenturyTel, Inc	71,474
500	*	Cox Radio, Inc (Class A)	10,650
1,300	*	Crown Castle International
		Corp	16,419
600	*	Entercom Communications
		Corp	27,162
700	*	Entravision Communications
		Corp (Class A)	6,279
1,800	*	Foundry Networks, Inc	30,906
400		Global Payments, Inc	18,032
461		Hearst-Argyle Television, Inc	12,396
900	*	IDT Corp	17,883
9,800	*	Level 3 Communications,
		Inc	39,396
67,000	*	Lucent Technologies, Inc	275,370
1,200	*	Nextel Partners, Inc
		(Class A)	15,192
1,280	*	NTL, Inc	76,096
500	*	PanAmSat Corp	12,240
22,200	*	Qwest Communications
		International, Inc	95,682
1,300	*	Radio One, Inc (Class D)	24,050
13,400	*	Sprint Corp (PCS Group)	123,280

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 233

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
900		Telephone & Data Systems,
		Inc	$ 63,783
300	*	U.S. Cellular Corp	11,595
2,394	*	UnitedGlobalcom, Inc
		(Class A)	20,325
2,580	*	Univision Communications,
		Inc (Class A)	85,166
400	*	West Corp	9,960
2,400	*	XM Satellite Radio
		Holdings, Inc	67,200

		TOTAL COMMUNICATIONS	1,328,221

DEPOSITORY INSTITUTIONS—7.39%
6,000		AmSouth Bancorp	141,060
1,200		Associated Banc-Corp	53,748
1,400		Astoria Financial Corp	53,242
1,300		Bancorpsouth, Inc	28,444
1,000		Bank Of Hawaii Corp	46,330
2,800		Banknorth Group, Inc	95,312
306	*	BOK Financial Corp	12,546
300		Capitol Federal Financial	10,770
3,900		Charter One Financial, Inc	137,904
600		City National Corp	35,940
2,000		Colonial Bancgroup, Inc	37,000
2,900		Comerica, Inc	157,528
1,200		Commerce Bancorp, Inc	79,056
1,050		Commerce Bancshares, Inc	50,096
2,300		Compass Bancshares, Inc	95,381
800		Cullen/Frost Bankers, Inc	34,208
500		Downey Financial Corp	26,450
532		First Bancorp (Puerto Rico)	22,131
800		First Midwest Bancorp, Inc	27,312
800		First National Bankshares
		of Florida, Inc	14,056
2,100		First Tennessee National
		Corp	100,170
1,300		FirstMerit Corp	33,865
800		FNB Corp	17,680
1,800		Fulton Financial Corp	40,086
2,000		Greenpoint Financial Corp	87,420
2,556		Hibernia Corp (Class A)	60,040
1,200		Hudson City Bancorp, Inc	45,408
700		Hudson United Bancorp	26,635
3,900		Huntington Bancshares, Inc	86,541
900		IndyMac Bancorp, Inc	32,661
400		International Bancshares
		Corp	21,132
3,900		Marshall & Ilsley Corp	147,459
1,400		Mercantile Bankshares
		Corp	60,158
3,400		National Commerce
		Financial Corp	97,274

4,433		New York Community
		Bancorp, Inc	$ 151,963
2,700		North Fork Bancorp, Inc	114,264
3,400		Northern Trust Corp	158,406
1,286		Old National Bancorp	29,082
200		Park National Corp	22,660
400		People’s Bank	18,596
700		Provident Financial Group,
		Inc	28,112
3,800		Regions Financial Corp	138,776
1,600		Sky Financial Group, Inc	41,520
5,800		SouthTrust Corp	192,328
5,200		Sovereign Bancorp, Inc	111,384
5,300		Synovus Financial Corp	129,585
1,200		TCF Financial Corp	61,284
833		Trustmark Corp	24,240
3,500		Union Planters Corp	104,475
1,008		UnionBanCal Corp	52,809
659		United Bankshares, Inc	20,100
1,600		Valley National Bancorp	44,752
1,210		Washington Federal, Inc	30,891
900		Webster Financial Corp	45,639
600		Westamerica Bancorp	30,276
700		Whitney Holding Corp	29,218
1,100		Wilmington Trust Corp	41,107
1,500		Zions Bancorp	85,800

		TOTAL DEPOSITORY
		INSTITUTIONS	3,722,310

EATING AND DRINKING PLACES—1.31%
900		Applebee’s International,
		Inc	37,215
1,300		Aramark Corp (Class B)	35,633
1,600	*	Brinker International, Inc	60,688
800		CBRL Group, Inc	31,712
2,900		Darden Restaurants, Inc	71,891
1,000	*	Krispy Kreme Doughnuts,
		Inc	34,340
1,000		Outback Steakhouse, Inc	48,700
1,000		Ruby Tuesday, Inc	32,150
800	*	The Cheesecake Factory, Inc	36,904
2,000		Wendy’s International, Inc	81,380
5,000	*	Yum! Brands, Inc	189,950

		TOTAL EATING AND DRINKING
		PLACES	660,563

EDUCATIONAL SERVICES—0.53%
400	*	Apollo Group, Inc
		(University Of Phoenix
		Online)	34,808
1,600	*	Career Education Corp	90,624
1,600	*	Corinthian Colleges, Inc	52,896
1,100	*	DeVry, Inc	33,165

234 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

EDUCATIONAL SERVICES—(Continued)
1,026	*	Education Management
		Corp	$ 32,658
675	*	ITT Educational Services,
		Inc	21,060

		TOTAL EDUCATIONAL
		SERVICES	265,211

ELECTRIC, GAS AND SANITARY SERVICES—7.59%
7,500	*	AES Corp	63,975
1,030		AGL Resources, Inc	29,891
1,500		Allete, Inc	52,635
1,700		Alliant Energy Corp	44,302
3,100	*	Allied Waste Industries, Inc	41,261
2,900		Ameren Corp	133,661
1,625		Aqua America, Inc	35,230
6,800	*	Calpine Corp	31,756
4,800		Centerpoint Energy, Inc	54,864
3,100		Cinergy Corp	126,759
5,100	*	Citizens Communications Co	65,994
3,900		Consolidated Edison, Inc	171,990
2,800		Constellation Energy Group,
		Inc	111,860
2,200		DPL, Inc	41,250
3,000		DTE Energy Co	123,450
1,200		Duquesne Light Holdings,
		Inc	23,400
4,400	*	Dynegy, Inc (Class A)	17,424
5,100		Edison International	123,879
11,000		El Paso Corp	78,210
2,600		Energy East Corp	65,936
1,100		Equitable Resources, Inc	48,862
1,200		Great Plains Energy, Inc	40,548
600		Hawaiian Electric
		Industries, Inc	31,104
2,800		KeySpan Corp	107,016
1,600		Kinder Morgan, Inc	100,832
1,900		MDU Resources Group, Inc	44,631
1,100		National Fuel Gas Co	27,060
800		Nicor, Inc	28,184
4,600		NiSource, Inc	97,750
2,000		Northeast Utilities	37,300
900		NSTAR	45,648
1,400		OGE Energy Corp	37,016
1,400		Oneok, Inc	31,570
600		Peoples Energy Corp	26,790
2,800		Pepco Holdings, Inc	57,232
7,000	*	PG&E Corp	202,790
700		Piedmont Natural Gas Co,
		Inc	29,554
1,500		Pinnacle West Capital Corp	59,025
3,000		PPL Corp	136,800

3,900		Public Service Enterprise
		Group, Inc	$ 183,222
1,500		Puget Energy, Inc	33,555
1,300		Questar Corp	47,372
4,800	*	Reliant Resources, Inc	39,408
2,800		Republic Services, Inc	75,796
1,900		SCANA Corp	67,165
3,300		Sempra Energy	104,940
600	*	Stericycle, Inc	28,716
3,300		TECO Energy, Inc	48,279
200		Texas Genco Holdings, Inc	7,150
5,500		TXU Corp	157,630
748		UGI Corp	24,624
1,300		Vectren Corp	32,071
324		Western Gas Resources, Inc	16,475
900		WGL Holdings, Inc	27,090
8,900		Williams Cos, Inc	85,173
1,900		Wisconsin Energy Corp	61,085
700		WPS Resources Corp	33,460
6,900		Xcel Energy, Inc	122,889

		TOTAL ELECTRIC, GAS AND
		SANITARY SERVICES	3,823,539

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.26%
12,900	*	ADC Telecommunications,
		Inc	37,410
620		Adtran, Inc	18,619
1,400	*	Advanced Fibre
		Communications, Inc	30,842
5,900	*	Advanced Micro Devices,
		Inc	95,757
26,400	*	Agere Systems, Inc
		(Class B)	82,368
6,600	*	Altera Corp	134,970
2,900		American Power Conversion
		Corp	66,729
1,052		Ametek, Inc	26,973
1,500	*	Amkor Technology, Inc	21,945
600	*	Amphenol Corp (Class A)	17,820
5,900	*	Applied Micro Circuits Corp	33,925
6,800	*	Atmel Corp	44,200
1,000		AVX Corp	16,490
3,800	*	Broadcom Corp (Class A)	148,846
8,700	*	CIENA Corp	43,239
2,800	*	Comverse Technology, Inc	50,792
1,200	*	Cree, Inc	26,760
2,000	*	Cypress Semiconductor
		Corp	40,940
1,400	*	Energizer Holdings, Inc	65,366
1,500	*	Fairchild Semiconductor
		International, Inc	36,045

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 235

  Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
3,800	*	Gemstar-TV Guide
		International, Inc	$ 25,498
900		Harman International
		Industries, Inc	71,640
1,100		Harris Corp	53,251
900		Hubbell, Inc (Class B)	36,117
1,000	*	Integrated Circuit Systems,
		Inc	25,030
1,700	*	Integrated Device
		Technology, Inc	25,500
900	*	Interdigital
		Communications Corp	15,732
1,100	*	International Rectifier Corp	50,589
2,300		Intersil Corp (Class A)	51,267
2,800	*	Jabil Circuit, Inc	82,404
23,300	*	JDS Uniphase Corp	94,831
1,300		L-3 Communications
		Holdings, Inc	77,324
6,300	*	LSI Logic Corp	58,842
1,300		Maytag Corp	41,041
1,700	*	McData Corp (Class A)	11,968
500	*	MEMC Electronic Materials,
		Inc	4,575
3,600		Microchip Technology, Inc	95,616
9,600	*	Micron Technology, Inc	160,416
2,200		Molex, Inc	66,858
3,200	*	National Semiconductor
		Corp	142,176
2,700	*	Novellus Systems, Inc	85,833
2,500	*	Nvidia Corp	66,225
2,800	*	PMC-Sierra, Inc	47,516
1,600	*	Polycom, Inc	33,968
1,700	*	QLogic Corp	56,117
1,600	*	Rambus, Inc	44,848
3,000		Rockwell Collins, Inc	94,830
9,100	*	Sanmina-SCI Corp	100,191
2,500		Scientific-Atlanta, Inc	80,850
529	*	Silicon Laboratories, Inc	27,974
14,300	*	Sirius Satellite Radio, Inc	48,620
7,000	*	Tellabs, Inc	60,410
1,200	*	Utstarcom, Inc	34,512
2,900	*	Vishay Intertechnology, Inc	61,886
1,100		Whirlpool Corp	75,757

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	3,150,248

ENGINEERING AND MANAGEMENT SERVICES—1.53%
1,200	*	Affymetrix, Inc	40,500

2,500	*	BearingPoint, Inc	$ 26,800
1,400	*	Celgene Corp	66,710
613		Corporate Executive Board
		Co	28,811
1,400		Fluor Corp	54,166
235	*	Hewitt Associates, Inc	7,522
800	*	Jacobs Engineering Group,
		Inc	35,680
4,500		Monsanto Co	165,015
2,100		Moody’s Corp	148,680
900	*	Pharmaceutical Product
		Development, Inc	26,811
1,300		Quest Diagnostics, Inc	107,679
5,100		Servicemaster Co	61,251

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	769,625

FABRICATED METAL PRODUCTS—0.87%
700	*	Alliant Techsystems, Inc	38,080
1,000		Ball Corp	67,780
900		Crane Co	29,700
2,500		Fortune Brands, Inc	191,575
800		Harsco Corp	36,400
900		Snap-On, Inc	29,106
1,100		Stanley Works	46,948

		TOTAL FABRICATED METAL
		PRODUCTS	439,589

FOOD AND KINDRED PRODUCTS—1.97%
9,000		Archer Daniels Midland Co	151,830
3,900		Coca-Cola Enterprises, Inc	94,263
1,400	*	Constellation Brands, Inc
		(Class A)	44,940
500		Coors (Adolph) Co (Class B)	34,725
2,700	*	Dean Foods Co	90,180
3,000	*	Del Monte Foods Co	33,750
1,600		Hershey Foods Corp	132,560
1,300		Hormel Foods Corp	38,129
819		J.M. Smucker Co	43,227
500		Lancaster Colony Corp	20,200
2,400		McCormick & Co, Inc
		(Non-Vote)	80,448
2,900		Pepsi Bottling Group, Inc	86,275
900		PepsiAmericas Inc	18,378
1,600	*	Smithfield Foods, Inc	43,392
424		Tootsie Roll Industries, Inc	15,501
3,500		Tyson Foods, Inc (Class A)	63,175

		TOTAL FOOD AND KINDRED
		PRODUCTS	990,973

FOOD STORES—1.23%
5,800		Albertson’s, Inc	128,470
7,600	*	Safeway, Inc	156,408
6,700	*	Starbucks Corp	252,925

236 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

FOOD STORES—(Continued)
900		Whole Foods Market, Inc	$ 67,455
1,900	*	Winn-Dixie Stores, Inc	14,440

		TOTAL FOOD STORES	619,698

FURNITURE AND FIXTURES—1.29%
600		Ethan Allen Interiors, Inc	24,756
700		Furniture Brands
		International, Inc	22,540
1,300		Herman Miller, Inc	34,619
900		Hillenbrand Industries, Inc	61,101
1,000		HON Industries, Inc	37,160
3,000		Johnson Controls, Inc	177,450
900		La-Z-Boy, Inc	19,584
1,200		Lear Corp	74,352
3,200		Leggett & Platt, Inc	75,872
4,800		Newell Rubbermaid, Inc	111,360
700		Steelcase, Inc (Class A)	9,100

		TOTAL FURNITURE AND
		FIXTURES	647,894

FURNITURE AND HOMEFURNISHINGS STORES—0.43%
3,300		Circuit City Stores, Inc
		(Circuit City Group)	37,290
1,700		Pier 1 Imports, Inc	40,290
2,800		RadioShack Corp	92,848
1,400	*	Williams-Sonoma, Inc	47,880

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	218,308

GENERAL BUILDING CONTRACTORS—1.29%
2,200		Centex Corp	118,932
3,150		D.R. Horton, Inc	111,605
504	*	Hovnanian Enterprises, Inc
		(Class A)	21,748
700		KB Home	56,560
1,850		Lennar Corp (Class A)	99,956
160		Lennar Corp (Class B)	8,146
341		MDC Holdings, Inc	24,006
100	*	NVR, Inc	46,000
1,600		Pulte Homes, Inc	88,960
400		Ryland Group, Inc	35,532
800	*	Toll Brothers, Inc	36,344

		TOTAL GENERAL BUILDING
		CONTRACTORS	647,789

GENERAL MERCHANDISE STORES—2.11%
700	*	99 Cents Only Stores	17,094
1,900	*	Big Lots, Inc	27,550
4,800		Dollar General Corp	92,160
1,900	*	Dollar Tree Stores, Inc	58,691
2,500		Family Dollar Stores, Inc	89,875

3,300		Federated Department
		Stores, Inc	$ 178,365
4,700		J.C. Penney Co, Inc	163,466
5,000		May Department Stores Co	172,900
600		Neiman Marcus Group, Inc
		(Class A)	32,364
2,400		Saks, Inc	42,240
4,400		Sears Roebuck & Co	189,024

		TOTAL GENERAL
		MERCHANDISE STORES	1,063,729

HEALTH SERVICES—1.99%
900	*	Apria Healthcare Group, Inc	26,946
6,922	*	Caremark Rx, Inc	230,157
800	*	Community Health Systems,
		Inc	22,264
1,200	*	Coventry Health Care, Inc	50,796
1,000	*	DaVita, Inc	47,750
1,100	*	Express Scripts, Inc	82,049
1,500	*	First Health Group Corp	32,790
4,000		Health Management
		Associates, Inc (Class A)	92,840
2,600	*	Laboratory Corp of America
		Holdings	102,050
1,700	*	Lincare Holdings, Inc	53,414
1,600		Manor Care, Inc	56,464
800	*	Renal Care Group, Inc	36,608
8,000	*	Tenet Healthcare Corp	89,280
1,300	*	Triad Hospitals, Inc	40,066
800		Universal Health Services,
		Inc (Class B)	36,856

		TOTAL HEALTH SERVICES	1,000,330

HOLDING AND OTHER INVESTMENT OFFICES—5.85%
2,100		Allied Capital Corp	63,609
1,200		AMB Property Corp	44,604
1,800		Annaly Mortgage
		Management, Inc	35,190
1,800		Apartment Investment &
		Management Co (Class A)	55,962
3,200		Archstone-Smith Trust	94,432
900		Arden Realty, Inc	29,097
1,200		AvalonBay Communities, Inc	64,296
1,200		Boston Properties, Inc	65,172
1,000		BRE Properties, Inc
		(Class A)	34,320
500		Camden Property Trust	22,475
800		CarrAmerica Realty Corp	27,120
300		CBL & Associates Properties,
		Inc	18,402
400		Centerpoint Properties Trust	33,000
576		Chelsea Property Group, Inc	36,253

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 237

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
500		Cousins Properties, Inc	$ 16,395
1,400		Crescent Real Estate
		Equities Co	25,158
1,200		Developers Diversified
		Realty Corp	48,480
2,299		Duke Realty Corp	79,821
4,700		Equity Residential	140,295
800		Federal Realty Investment
		Trust	36,960
1,100		Friedman Billings Ramsey
		Group, Inc	29,689
3,600		General Growth Properties,
		Inc	126,540
2,400		Health Care Property
		Investors, Inc	67,920
749		Healthcare Realty Trust, Inc	31,982
1,000		Hospitality Properties Trust	46,400
4,800	*	Host Marriott Corp	61,344
2,900		HRPT Properties Trust	32,770
800		Independence Community
		Bank Corp	32,600
2,899		iShares Russell Midcap
		Index Fund	203,742
1,700		iStar Financial, Inc	71,910
1,800		Kimco Realty Corp	91,764
1,300		Liberty Property Trust	58,500
1,000		Macerich Co	53,900
948		Mack-Cali Realty Corp	42,575
600		Mills Corp	31,974
1,653		New Plan Excel Realty Trust	45,210
646		Pan Pacific Retail
		Properties, Inc	33,657
3,100		Plum Creek Timber Co, Inc	100,688
2,325		Popular, Inc	100,208
2,800		Prologis	100,436
1,700		Public Storage, Inc	82,722
800		Realty Income Corp	35,720
400		Regency Centers Corp	18,692
1,400		Rouse Co	75,040
643		Shurgard Storage Centers,
		Inc (Class A)	25,656
2,300		Simon Property Group, Inc	134,412
1,300		Thornburg Mortgage, Inc	40,430
1,700		Trizec Properties, Inc	29,155
2,100		United Dominion Realty
		Trust, Inc	41,202
1,400		Vornado Realty Trust	84,672
1,200		Weingarten Realty Investors	41,520

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	2,944,071

HOTELS AND OTHER LODGING PLACES—0.97%
5,900		Hilton Hotels Corp	$ 95,875
900		Mandalay Resort Group	51,534
3,300		Marriott International, Inc
		(Class A)	140,415
1,200	*	MGM Mirage	54,408
3,300		Starwood Hotels & Resorts
		Worldwide, Inc	133,650
400	*	Wynn Resorts Ltd	14,000

		TOTAL HOTELS AND OTHER
		LODGING PLACES	489,882

INDUSTRIAL MACHINERY AND EQUIPMENT—5.64%
1,300	*	AGCO Corp	26,923
1,100	*	American Standard Cos, Inc	125,125
6,200	*	Apple Computer, Inc	167,710
671	*	Avocent Corp	24,686
1,300		Black & Decker Corp	74,022
800	*	Cooper Cameron Corp	35,240
600		Cummins, Inc	35,070
1,200		Diebold, Inc	57,744
1,200		Donaldson Co, Inc	31,836
3,500		Dover Corp	135,695
2,600		Eaton Corp	146,094
1,500	*	Emulex Corp	31,935
1,100	*	FMC Technologies, Inc	29,733
1,200		Graco, Inc	34,932
1,600	*	Grant Prideco, Inc	24,800
5,800		International Game
		Technology	260,768
1,600		ITT Industries, Inc	122,128
2,300	*	Lam Research Corp	57,983
2,000	*	Lexmark International, Inc	184,000
3,200	*	Maxtor Corp	26,080
1,300	*	National-Oilwell, Inc	36,764
5,300	*	Network Appliance, Inc	113,685
1,800		Pall Corp	40,842
2,000		Parker Hannifin Corp	113,000
800		Pentair, Inc	47,200
4,100		Pitney Bowes, Inc	174,701
2,420	*	Sandisk Corp	68,655
1,500	*	Smith International, Inc	80,265
13,400	*	Solectron Corp	74,102
1,300		SPX Corp	59,124
1,900	*	Storage Technology Corp	52,877
4,100		Symbol Technologies, Inc	56,580
800		Timken Co	18,584
3,900	*	Western Digital Corp	43,797
12,800	*	Xerox Corp	186,496

238 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
600	*	Zebra Technologies Corp
		(Class A)	$ 41,622

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	2,840,798

INSTRUMENTS AND RELATED PRODUCTS—4.29%
8,100	*	Agilent Technologies, Inc	256,203
3,500		Applera Corp (Applied
		Biosystems Group)	69,230
900		Bard (C.R.), Inc	87,876
1,000		Bausch & Lomb, Inc	59,970
1,000		Beckman Coulter, Inc	54,540
4,500		Biomet, Inc	172,620
310	*	Bio-Rad Laboratories, Inc
		(Class A)	17,475
1,300		Dentsply International, Inc	57,629
5,100		Eastman Kodak Co	133,467
1,000	*	Edwards Lifesciences Corp	31,950
900	*	Fisher Scientific
		International, Inc	49,536
3,300	*	KLA-Tencor Corp	166,155
600	*	Mettler-Toledo International,
		Inc	26,640
700	*	Millipore Corp	35,966
1,800		PerkinElmer, Inc	37,242
500	*	Resmed, Inc	22,595
500	*	Respironics, Inc	27,010
3,000		Rockwell Automation, Inc	104,010
1,100	*	Steris Corp	28,380
1,300		Tektronix, Inc	42,523
600		Teleflex, Inc	29,538
3,200	*	Teradyne, Inc	76,256
2,800	*	Thermo Electron Corp	79,184
1,200	*	Varian Medical Systems,
		Inc	103,572
2,200	*	Waters Corp	89,848
4,100	*	Zimmer Holdings, Inc	302,498

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,161,913

INSURANCE AGENTS, BROKERS AND SERVICE—0.41%
4,400		AON Corp	122,804
900		Brown & Brown, Inc	34,884
1,500		Gallagher (Arthur J.) & Co	48,855

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	206,543

INSURANCE CARRIERS—5.84%
2,500		Aetna, Inc	224,300

66	*	Alleghany Corp	$ 16,396
1,400		Ambac Financial Group, Inc	103,292
500		American Financial Group,
		Inc	14,915
200		American National
		Insurance Co	17,898
1,050		Berkley (W.R.) Corp	41,874
2,400		Cigna Corp	141,648
2,300		Cincinnati Financial Corp	99,935
400	*	CNA Financial Corp	11,024
500		Erie Indemnity Co (Class A)	24,130
2,640		Fidelity National Financial,
		Inc	104,544
1,100		First American Corp	33,462
1,100		HCC Insurance Holdings,
		Inc	35,563
1,700	*	Health Net, Inc	42,381
2,600	*	Humana, Inc	49,452
2,600		Jefferson-Pilot Corp	143,026
4,900		John Hancock Financial
		Services, Inc	214,081
900		Leucadia National Corp	47,952
3,100		Lincoln National Corp	146,692
2,200		Loews Corp	129,932
140	*	Markel Corp	40,306
2,500		MBIA, Inc	156,750
500		Mercury General Corp	24,965
1,200		MGIC Investment Corp	77,076
700	*	MONY Group, Inc	22,008
932		Nationwide Financial
		Services, Inc (Class A)	33,599
141		Odyssey Re Holdings Corp	3,807
3,000		Old Republic International
		Corp	73,680
1,400		Oxford Health Plans, Inc	68,390
1,400	*	Pacificare Health Systems,
		Inc	55,370
1,700		PMI Group, Inc	63,512
1,100		Protective Life Corp	41,195
1,700		Radian Group, Inc	72,420
400		Reinsurance Group of
		America, Inc	16,388
2,300		Safeco Corp	99,291
3,600		St. Paul Travelers Cos, Inc	144,036
500		Stancorp Financial Group,
		Inc	32,625
2,000		Torchmark Corp	107,580
400		Transatlantic Holdings, Inc	34,884
800		Unitrin, Inc	34,320
5,100		UnumProvident Corp	74,613
332	*	WellChoice, Inc	12,251

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 239

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004
INSURANCE CARRIERS—(Continued)
19		Wesco Financial Corp	$ 7,353

		TOTAL INSURANCE
		CARRIERS	2,938,916

LEATHER AND LEATHER PRODUCTS—0.30%
3,200	*	Coach, Inc	131,168
300	*	Timberland Co (Class A)	17,835

		TOTAL LEATHER AND
		LEATHER PRODUCTS	149,003

LUMBER AND WOOD PRODUCTS—0.36%
4,300		Georgia-Pacific Corp	144,867
830		Rayonier, Inc	36,279

		TOTAL LUMBER AND WOOD
		PRODUCTS	181,146

METAL MINING—0.43%
2,300		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	89,907
1,400	*	Phelps Dodge Corp	114,324
300		Southern Peru Copper Corp	12,135

		TOTAL METAL MINING	216,366

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.43%
600		Blyth, Inc	19,602
2,500		Hasbro, Inc	54,375
266	*	Leapfrog Enterprises, Inc	5,147
7,600		Mattel, Inc	140,144

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	219,268

MISCELLANEOUS RETAIL—1.65%
700	*	Barnes & Noble, Inc	22,820
1,500		Borders Group, Inc	35,610
750	*	Marvel Enterprises, Inc	14,393
1,100		Michaels Stores, Inc	53,482
800	*	Mohawk Industries, Inc	65,880
300		MSC Industrial Direct Co
		(Class A)	8,985
5,200	*	Office Depot, Inc	97,864
1,600		Omnicare, Inc	70,928
2,500		Petsmart, Inc	68,150
8,200	*	Rite Aid Corp	44,608
8,100		Staples, Inc	205,659
2,000		Tiffany & Co	76,340
3,900	*	Toys “R” Us, Inc	65,520

		TOTAL MISCELLANEOUS
		RETAIL	830,239

MOTION PICTURES—0.10%
636		Blockbuster, Inc (Class A)	11,130
1,615	*	Metro-Goldwyn-Mayer, Inc	28,101

418		Regal Entertainment Group
		(Class A)	$ 9,188

		TOTAL MOTION PICTURES	48,419

NONDEPOSITORY INSTITUTIONS—1.21%
1,200		American Capital Strategies
		Ltd	39,888
2,500	*	AmeriCredit Corp	42,575
3,400		CIT Group, Inc	129,370
2,800		Countrywide Financial Corp	268,520
1,650		Doral Financial Corp	58,080
4,500	*	Providian Financial Corp	58,950
81		Student Loan Corp	12,556

		TOTAL NONDEPOSITORY
		INSTITUTIONS	609,939

NONMETALLIC MINERALS, EXCEPT FUELS—0.15%
1,600		Vulcan Materials Co	75,904

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	75,904

OIL AND GAS EXTRACTION—2.61%
2,600	*	BJ Services Co	112,502
3,600		Chesapeake Energy Corp	48,240
900		Diamond Offshore Drilling,
		Inc	21,771
2,600		ENSCO International, Inc	73,242
2,000		EOG Resources, Inc	91,780
1,000		Helmerich & Payne, Inc	28,650
1,700		Kerr-McGee Corp	87,550
2,200	*	Key Energy Services, Inc	24,200
5,400		Marathon Oil Corp	181,818
800	*	Newfield Exploration Co	38,344
1,000		Noble Energy, Inc	47,100
1,337	*	Patterson-UTI Energy, Inc	47,343
2,100		Pioneer Natural Resources
		Co	67,830
1,000		Pogo Producing Co	45,870
1,900	*	Pride International, Inc	32,414
1,400	*	Rowan Cos, Inc	29,526
1,100		Tidewater, Inc	30,943
4,480		Unocal Corp	167,014
1,400	*	Varco International, Inc	25,214
600	*	Westport Resources Corp	19,794
3,625		XTO Energy, Inc	91,495

		TOTAL OIL AND GAS
		EXTRACTION	1,312,640

PAPER AND ALLIED PRODUCTS—0.91%
1,600		Bemis Co	41,600
1,100		Boise Cascade Corp	38,115
900		Bowater, Inc	39,267
3,400		MeadWestvaco Corp	96,186

240 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

PAPER AND ALLIED PRODUCTS—(Continued)
900		Packaging Corp Of America	$ 20,304
2,700	*	Pactiv Corp	60,075
4,300	*	Smurfit-Stone Container
		Corp	75,637
1,600		Sonoco Products Co	38,848
800		Temple-Inland, Inc	50,672

		TOTAL PAPER AND ALLIED
		PRODUCTS	460,704

PERSONAL SERVICES—0.71%
2,100		Cintas Corp	91,329
3,000		H & R Block, Inc	153,090
900		Regis Corp	39,996
5,500	*	Service Corp International	41,085
741	*	Weight Watchers
		International, Inc	31,322

		TOTAL PERSONAL SERVICES	356,822

PETROLEUM AND COAL PRODUCTS—0.99%
1,200		Amerada Hess Corp	78,336
1,100		Ashland, Inc	51,139
1,000		Lubrizol Corp	31,490
2,200		Lyondell Chemical Co	32,648
1,300		Murphy Oil Corp	81,861
500	*	Premcor, Inc	15,485
1,400		Sunoco, Inc	87,332
2,000		Valero Energy Corp	119,920

		TOTAL PETROLEUM AND
		COAL PRODUCTS	498,211

PRIMARY METAL INDUSTRIES—0.55%
2,000		Engelhard Corp	59,780
1,300		Nucor Corp	79,924
1,000		Precision Castparts Corp	44,030
1,800		United States Steel Corp	67,086
1,300		Worthington Industries, Inc	24,921

		TOTAL PRIMARY METAL
		INDUSTRIES	275,741

PRINTING AND PUBLISHING—1.33%
1,500		Belo Corp (Class A)	41,640
700		Dow Jones & Co, Inc	33,537
1,000		Harte-Hanks, Inc	23,420
1,400		Knight Ridder, Inc	102,550
700		Lee Enterprises, Inc	31,626
300		McClatchy Co (Class A)	21,312
301		Media General, Inc (Class A)	20,251
600		Meredith Corp	30,336
2,500		New York Times Co (Class A)	110,500
1,800		R.R. Donnelley & Sons Co	54,450
1,300		Reader’s Digest Association,
		Inc (Class A)	18,304
400	*	Scholastic Corp	10,900
500		Scripps (E.W.) Co (Class A)	50,555

700	*	Valassis Communications,
		Inc	$ 21,280
83		Washington Post Co
		(Class B)	73,406
900		Wiley (John) & Sons, Inc
		(Class A)	26,937

		TOTAL PRINTING AND
		PUBLISHING	671,004

RAILROAD TRANSPORTATION—0.51%
3,700		CSX Corp	112,073
6,700		Norfolk Southern Corp	148,003

		TOTAL RAILROAD
		TRANSPORTATION	260,076

REAL ESTATE—0.23%
1,825		Catellus Development Corp	47,468
511		Forest City Enterprises, Inc
		(Class A)	27,517
300		LNR Property Corp	16,059
600		St. Joe Co	24,414

		TOTAL REAL ESTATE	115,458

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.27%
700		Aptargroup, Inc	26,880
900		Reebok International Ltd	37,215
1,400	*	Sealed Air Corp	69,622

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTIC
		PRODUCTS	133,717

SECURITY AND COMMODITY BROKERS—2.19%
1,200		A.G. Edwards, Inc	46,944
4,100	*	Ameritrade Holding Corp	63,140
1,700		Bear Stearns Cos, Inc	149,056
300		Blackrock, Inc	18,351
109		Chicago Mercantile
		Exchange	10,545
5,800	*	E*Trade Financial Corp	77,430
1,200		Eaton Vance Corp	45,744
1,300		Federated Investors, Inc
		(Class B)	40,859
2,900		Franklin Resources, Inc	161,472
2,200	*	Instinet Group, Inc	15,510
1,200		Investors Financial
		Services Corp	49,584
4,000		Janus Capital Group, Inc	65,520
700		Jefferies Group, Inc	24,731
1,100	*	LaBranche & Co, Inc	12,331
1,200		Legg Mason, Inc	111,336
300		Nuveen Investments, Inc	8,358
1,050		Raymond James Financial,
		Inc	26,093

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 241

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004
SHARES			VALUE

SECURITY AND COMMODITY BROKERS—(Continued)
1,300		SEI Investments Co	$ 42,900
1,900		T Rowe Price Group, Inc	102,277
1,200		Waddell & Reed Financial,
		Inc (Class A)	29,424

		TOTAL SECURITY AND
		COMMODITY BROKERS	1,101,605

STONE, CLAY, AND GLASS PRODUCTS—0.65%
23,100	*	Corning, Inc	258,258
474		Florida Rock Industries, Inc	19,979
500		Lafarge North America, Inc	20,325
2,300	*	Owens-Illinois, Inc	32,246

		TOTAL STONE, CLAY AND
		GLASS PRODUCTS	330,808

TOBACCO PRODUCTS—0.43%
838		Loews Corp (Carolina
		Group)	22,919
1,400		R.J. Reynolds Tobacco
		Holdings, Inc	84,700
3,000		UST, Inc	108,300

		TOTAL TOBACCO PRODUCTS	215,919

TRANSPORTATION BY AIR—0.11%
2,100	*	Delta Air Lines, Inc	16,632
1,589	*	JetBlue Airways Corp	40,186

		TOTAL TRANSPORTATION
		BY AIR	56,818

TRANSPORTATION EQUIPMENT—1.73%
600	*	American Axle &
		Manufacturing Holdings,
		Inc	22,110
1,000		ArvinMeritor, Inc	19,830
1,700		Autoliv, Inc	69,700
1,400		Brunswick Corp	57,162
2,600		Dana Corp	51,636
8,200		Delphi Corp	81,672
1,300		Gentex Corp	56,394
3,100		Genuine Parts Co	101,432
1,900		Goodrich Corp	53,333
900	*	Navistar International Corp	41,265
2,850		Paccar, Inc	160,284
800		Polaris Industries, Inc	36,352
2,000		Textron, Inc	106,300
443	*	United Defense Industries,
		Inc	14,083

		TOTAL TRANSPORTATION
		EQUIPMENT	871,553

TRANSPORTATION SERVICES—0.35%
1,200		C.H. Robinson Worldwide,
		Inc	$ 49,800
1,700		Expeditors International of
		Washington, Inc	67,133
2,500		Sabre Holdings Corp	62,025

		TOTAL TRANSPORTATION
		SERVICES	178,958

TRUCKING AND WAREHOUSING—0.16%
800		CNF, Inc	26,880
898	*	Hunt (J.B.) Transport
		Services, Inc	25,297
900	*	Swift Transportation Co, Inc	15,453
750		Werner Enterprises, Inc	14,213

		TOTAL TRUCKING AND
		WAREHOUSING	81,843

WHOLESALE TRADE-DURABLE GOODS—1.09%
1,600	*	Apogent Technologies, Inc	49,088
1,500	*	Arrow Electronics, Inc	38,190
2,100	*	Avnet, Inc	51,429
500		BorgWarner, Inc	42,415
493		Carlisle Cos, Inc	27,928
1,000		CDW Corp	67,610
2,300		IKON Office Solutions, Inc	29,440
1,700	*	Ingram Micro, Inc (Class A)	30,770
900		Martin Marietta Materials,
		Inc	41,544
1,000	*	Patterson Dental Co	68,610
1,000	*	Tech Data Corp	40,940
1,300		W.W. Grainger, Inc	62,400

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	550,364

WHOLESALE TRADE-NONDURABLE GOODS—0.96%
1,000		Airgas, Inc	21,300
1,900		AmerisourceBergen Corp	103,892
1,200		Brown-Forman Corp
		(Class B)	57,192
610	*	Endo Pharmaceuticals
		Holdings, Inc	14,896
700	*	Henry Schein, Inc	49,994
4,800		McKesson Corp	144,427
800	*	Performance Food Group Co	27,480
2,100		Supervalu, Inc	64,134

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	483,315

		TOTAL COMMON STOCK
		(Cost $36,495,162)	50,307,907

242 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

VALUE

TOTAL PORTFOLIO—
99.90%
(Cost $36,495,162)	$50,307,907
OTHER ASSETS &
LIABILITIES, NET—0.10%	48,095

NET ASSETS—100.00%	$50,356,002

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 243

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-crops	$ 267,261	0.37%
Amusement and Recreation Services	714,371	1.00
Apparel and Accessory Stores	1,479,956	2.07
Apparel and Other Textile Products	236,698	0.33
Auto Repair, Services and Parking	11,246	0.02
Automotive Dealers and Service Stations	185,072	0.26
Business Services	12,163,681	17.02
Chemicals and Allied Products	7,379,617	10.33
Coal Mining	68,574	0.10
Communications	1,833,160	2.57
Depository Institutions	4,873,907	6.82
Eating and Drinking Places	1,048,841	1.47
Educational Services	440,845	0.62
Electric, Gas, and Sanitary Services	415,086	0.58
Electronic and Other Electric Equipment	7,889,878	11.04
Engineering and Management Services	3,230,891	4.52
Fabricated Metal Products	333,691	0.47
Food and Kindred Products	355,407	0.50
Food Stores	270,841	0.38
Furniture and Fixtures	98,813	0.14
Furniture and Homefurnishings Stores	446,596	0.62
General Building Contractors	130,598	0.18
General Merchandise Stores	229,339	0.32
Health Services	1,920,600	2.69
Heavy Construction, Except Building	9,378	0.01
Holding and Other Investment Offices	1,634,978	2.29
Hotels and Other Lodging Places	261,303	0.37
Industrial Machinery and Equipment	2,995,685	4.19
Instruments and Related Products	6,866,349	9.61
Insurance Agents, Brokers and Service	250,544	0.35
Insurance Carriers	790,407	1.11
Leather and Leather Products	159,580	0.22
Legal Services	58,752	0.08
Lumber and Wood Products	135,266	0.19
Metal Mining	403,129	0.56
Miscellaneous Manufacturing Industries	431,778	0.60
Miscellaneous Retail	1,065,633	1.49
Motion Pictures	534,236	0.75
Nondepository Institutions	615,814	0.86
Oil and Gas Extraction	1,941,209	2.72

Paper and Allied Products	$ 92,589	0.13%
Personal Services	73,304	0.10
Petroleum and Coal Products	366,576	0.51
Primary Metal Industries	821,854	1.15
Printing and Publishing	456,095	0.64
Railroad Transportation	37,050	0.05
Real Estate	41,496	0.06
Rubber and Miscellaneous Plastics Products	352,514	0.49
Security and Commodity Brokers	383,737	0.54
Social Services	84,888	0.12
Special Trade Contractors	58,236	0.08
Stone, Clay, and Glass Products	245,444	0.34
Textile Mill Products	8,067	0.01
Tobacco Products	61,940	0.09
Transportation by Air	555,879	0.78
Transportation Equipment	1,125,522	1.57
Transportation Services	180,481	0.25
Trucking and Warehousing	394,632	0.55
Water Transportation	62,454	0.09
Wholesale Trade-durable Goods	921,474	1.29
Wholesale Trade-nondurable Goods	873,030	1.22

TOTAL COMMON STOCK (Cost $48,875,351)	71,376,272	99.88

TOTAL PORTFOLIO (Cost $48,875,351)	71,376,272	99.88
OTHER ASSETS & LIABILITIES, NET	87,165	0.12

NET ASSETS	$71,463,437	100.00%

____________________________
SHARES			VALUE

COMMON STOCK—99.88%
AGRICULTURAL PRODUCTION- CROPS—0.37%
4,000		Delta & Pine Land Co	$ 99,800
4,700	*	VCA Antech, Inc	167,461

		TOTAL AGRICULTURAL
		PRODUCTION-CROPS	267,261

AMUSEMENT AND RECREATION SERVICES—1.00%
7,700	*	Alliance Gaming Corp	247,401
1,000	*	Argosy Gaming Co	35,550
100		Churchill Downs, Inc	3,878
1,000		Dover Downs Gaming &
		Entertainment, Inc	10,710
1,400	*	Isle Of Capri Casinos, Inc	35,196
3,700	*	MTR Gaming Group, Inc	37,000
3,200	*	Multimedia Games, Inc	79,168

244 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

AMUSEMENT AND RECREATION SERVICES—(Continued)
4,800	*	Penn National Gaming, Inc	$ 138,096
1,700		Speedway Motorsports, Inc	51,527
2,400	*	WMS Industries, Inc	74,400
100		World Wrestling Federation
		Entertainment, Inc	1,445

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	714,371

APPAREL AND ACCESSORY STORES—2.07%
3,100	*	Aeropostale, Inc	112,406
5,084	*	American Eagle Outfitters,
		Inc	137,065
900	*	AnnTaylor Stores Corp	38,520
700	*	Bebe Stores, Inc	23,478
4,700	*	Casual Male Retail Group,
		Inc	48,598
1,200	*	Charlotte Russe Holding,
		Inc	21,960
1,800	*	Children’s Place Retail
		Stores, Inc	55,746
5,450		Christopher & Banks Corp	115,049
100	*	Genesco, Inc	2,318
4,500	*	Gymboree Corp	75,465
7,350	*	Hot Topic, Inc	194,407
1,200	*	JOS A. Bank Clothiers, Inc	43,200
600	*	Mothers Work, Inc	15,990
800		Oshkosh B’gosh, Inc
		(Class A)	18,720
10,950	*	Pacific Sunwear of
		California, Inc	268,713
600	*	Shoe Carnival, Inc	9,294
5,300	*	Too, Inc	111,035
3,900	*	Urban Outfitters, Inc	187,434
200	*	Wilsons The Leather
		Experts, Inc	558

		TOTAL APPAREL AND
		ACCESSORY STORES	1,479,956

APPAREL AND OTHER TEXTILE PRODUCTS—0.33%
3,100	*	DHB Industries, Inc	22,847
8,500	*	Quiksilver, Inc	185,725
1,400	*	Warnaco Group, Inc	28,126

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	236,698

AUTO REPAIR, SERVICES AND PARKING—0.02%
450	*	Monro Muffler Brake, Inc	11,246

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	11,246

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.26%
700	*	America’s Car Mart, Inc	$ 18,865
3,500	*	CSK Auto Corp	63,385
600	*	Group 1 Automotive, Inc	21,720
900		Lithia Motors, Inc (Class A)	24,885
500		Sonic Automotive, Inc	12,525
200		United Auto Group, Inc	5,472
1,200	*	West Marine, Inc	38,220

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	185,072

BUSINESS SERVICES—17.02%
2,100		Aaron Rents, Inc	52,269
600	*	ActivCard Corp	3,882
4,650	*	Activision, Inc	73,563
3,000	*	Administaff, Inc	52,290
3,600	*	Advent Software, Inc	67,320
3,300		Advo, Inc	106,326
2,700	*	Aether Systems, Inc	12,555
7,200	*	Agile Software Corp	63,000
16,000	*	Akamai Technologies, Inc	210,240
1,500	*	Altiris, Inc	41,910
400	*	American Management
		Systems, Inc	7,680
1,000	*	Ansoft Corp	14,420
2,300	*	Ansys, Inc	91,402
3,000	*	Anteon International Corp	86,670
4,900	*	APAC Customer Services,
		Inc	14,455
6,200	*	Aquantive, Inc	59,520
41,700	*	Ariba, Inc	117,594
800	*	Armor Holdings, Inc	26,480
4,500	*	Ascential Software Corp	98,640
3,100	*	Asiainfo Holdings, Inc	20,212
5,700	*	Ask Jeeves, Inc	203,661
4,800	*	Aspect Communications
		Corp	75,216
5,100	*	Aspen Technology, Inc	41,667
4,500	*	At Road, Inc	55,215
700	*	Atari, Inc	2,387
5,100	*	Autobytel, Inc	67,320
900	*	Bankrate, Inc	17,919
2,300		Barra, Inc	80,477
11,100	*	Borland Software Corp	100,788
2,600		Brady Corp (Class A)	99,008
8,500		Brink’s Co	234,430
4,000	*	Broadvision, Inc	24,520
4,500	*	CACI International, Inc
		(Class A)	193,500
5,900	*	Catalina Marketing Corp	114,401
1,400	*	CCC Information Services
		Group, Inc	24,878

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 245

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

BUSINESS SERVICES—(Continued)
500		CDI Corp	$ 16,140
4,200	*	Cerner Corp	189,798
4,100	*	Ciber, Inc	45,100
57,500	*	CMGI, Inc	140,875
15,700	*	CNET Networks, Inc	162,181
1,100		Computer Programs &
		Systems, Inc	20,900
2,600	*	Concord Communications,
		Inc	37,466
3,600	*	Concur Technologies, Inc	40,320
1,900	*	Convera Corp	6,745
2,300	*	CoStar Group, Inc	84,847
8,200	*	CSG Systems International,
		Inc	140,876
1,800	*	Cyberguard Corp	17,730
2,900	*	Datastream Systems, Inc	20,764
4,700	*	Dendrite International, Inc	75,200
1,600	*	Digimarc Corp	19,792
4,500	*	Digital Insight Corp	93,240
4,200	*	Digital River, Inc	98,322
6,100	*	Digitalthink, Inc	14,457
2,500	*	E.piphany, Inc	18,050
15,700	*	Earthlink, Inc	139,102
4,400	*	Echelon Corp	49,588
5,500	*	Eclipsys Corp	74,140
2,200	*	eCollege.com, Inc	45,936
2,100	*	Embarcadero Technologies,
		Inc	26,964
31,900	*	Enterasys Networks, Inc	80,707
6,500	*	Entrust, Inc	28,405
5,900	*	Epicor Software Corp	78,293
2,000	*	EPIQ Systems, Inc	32,760
3,600	*	eSpeed, Inc (Class A)	75,456
9,900	*	Extreme Networks, Inc	71,379
4,200	*	F5 Networks, Inc	142,170
5,400	*	Filenet Corp	143,910
1,900	*	FindWhat.com	41,135
5,600	*	Freemarkets, Inc	46,088
1,900		Gevity HR, Inc	55,480
100		Grey Global Group, Inc	69,000
1,400	*	Group 1 Software, Inc	22,792
2,400	*	GSI Commerce, Inc	24,360
6,500	*	Harris Interactive, Inc	54,795
1,200	*	Heidrick & Struggles
		International, Inc	28,716
690	*	Hudson Highland Group,
		Inc	19,237
6,000	*	Hyperion Solutions Corp	248,700
900	*	ICT Group, Inc	12,060
2,700	*	IDX Systems Corp	93,420
10,000	*	Informatica Corp	85,900

2,400	*	Infospace, Inc	$ 93,288
4,500	*	infoUSA, Inc	47,295
1,600		Integral Systems, Inc	30,400
7,600	*	Intelidata Technologies
		Corp	9,424
8,000	*	Intellisync Corp	26,320
5,197	*	Intergraph Corp	125,663
5,100	*	Internet Security Systems,
		Inc	89,964
2,650	*	Interwoven, Inc	26,421
2,300	*	Intrado, Inc	44,505
600	*	iPayment, Inc	19,956
1,000	*	JDA Software Group, Inc	14,550
4,400	*	Kana Software, Inc	19,844
5,200	*	Keane, Inc	81,848
1,800		Kelly Services, Inc (Class A)	53,298
1,800	*	Keynote Systems, Inc	23,166
3,300	*	KFX ,Inc	34,287
3,700	*	Korn/Ferry International	59,200
5,600	*	Kroll, Inc	150,360
505		Kronos Worldwide, Inc	15,296
4,650	*	Kronos, Inc	151,265
6,100	*	Labor Ready, Inc	82,472
4,800	*	Lionbridge Technologies	46,704
11,800	*	Looksmart Ltd	23,246
6,400	*	Macrovision Corp	119,552
3,500	*	Magma Design Automation,
		Inc	73,185
3,400	*	Manhattan Associates, Inc	94,520
2,100	*	Mantech International Corp
		(Class A)	43,029
6,800	*	Manugistics Group, Inc	46,580
2,900	*	MAPICS, Inc	23,432
1,000	*	Marketwatch.com, Inc	13,940
6,600	*	Matrixone, Inc	47,916
900		McGrath RentCorp	27,441
1,300	*	Medical Staffing Network
		Holdings, Inc	10,231
900	*	MedQuist, Inc	14,166
9,500	*	Mentor Graphics Corp	169,290
8,600	*	Micromuse, Inc	67,080
1,600	*	MicroStrategy, Inc	85,280
1,500	*	Midway Games, Inc	10,920
11,100	*	Mindspeed Technologies,
		Inc	72,483
1,200	*	Mobius Management
		Systems, Inc	10,956
2,700	*	MRO Software, Inc	31,374
1,500	*	MSC.Software Corp	13,215
2,000	*	Nassda Corp	13,880
5,400		NDCHealth Corp	146,610
700	*	Neoforma, Inc	7,609
2,500	*	Neoware Systems, Inc	25,675

246 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

BUSINESS SERVICES—(Continued)
4,000	*	Netegrity, Inc	$ 34,000
900	*	Netratings, Inc	9,945
1,900	*	Netscout Systems, Inc	14,611
1,600	*	Network Equipment
		Technologies, Inc	15,968
3,600	*	NIC, Inc	21,744
900	*	Nuance Communications,
		Inc	5,895
2,800	*	NYFIX, Inc	14,448
1,700	*	Opnet Technologies, Inc	25,347
7,400	*	Opsware, Inc	55,944
3,600	*	Packeteer, Inc	47,520
881	*	PalmSource, Inc	16,008
30,000	*	Parametric Technology Corp	135,600
3,100	*	PC-Tel, Inc	32,023
2,300	*	PDF Solutions, Inc	26,473
600	*	PDI, Inc	15,174
1,300	*	PEC Solutions, Inc	17,186
3,400	*	Pegasus Solutions, Inc	39,712
1,500	*	Pegasystems, Inc	12,330
6,700	*	Perot Systems Corp
		(Class A)	89,110
4,560	*	Portal Software, Inc	30,734
2,000	*	Portfolio Recovery
		Associates, Inc	53,880
4,000	*	Progress Software Corp	95,960
1,600	*	QAD, Inc	21,232
500	*	Quality Systems, Inc	22,715
6,200	*	Quest Software, Inc	101,370
2,600	*	Radiant Systems, Inc	15,632
5,700	*	Raindance
		Communications, Inc	16,245
2,443	*	Register.com, Inc	14,463
1,200		Renaissance Learning, Inc	31,620
8,400	*	Retek, Inc	63,504
3,800	*	Rewards Network, Inc	38,000
2,800		Rollins, Inc	72,156
7,500	*	RSA Security, Inc	140,925
1,000	*	S1 Corp	7,600
3,083	*	SafeNet, Inc	115,736
4,100	*	SAFLINK Corp	12,628
2,200	*	Sanchez Computer
		Associates, Inc	14,388
12,100	*	Sapient Corp	72,963
11,670	*	Scansoft, Inc	65,235
5,200	*	Secure Computing Corp	85,020
7,400	*	Seebeyond Technology Corp	29,970
3,500	*	Serena Software, Inc	71,225
1,900	*	SM&A	20,919
2,600	*	Sohu.com, Inc	64,714
1,500	*	SonicWALL, Inc	13,380

7,000	*	Sotheby’s Holdings, Inc
		(Class A)	$ 89,950
1,900	*	Source Interlink Cos, Inc	23,750
2,000	*	SPSS, Inc	36,600
1,300	*	SRA International, Inc
		(Class A)	48,022
1,700		SS&C Technologies, Inc	41,259
1,600		Startek, Inc	58,144
1,300	*	Stellent, Inc	9,711
1,350	*	Stratasys, Inc	25,691
4,700	*	SupportSoft, Inc	51,747
10,500	*	Sybase, Inc	220,395
900	*	Sykes Enterprises, Inc	5,355
1,000	*	Synplicity, Inc	7,200
1,000		Syntel, Inc	27,540
6,400	*	Take-Two Interactive
		Software, Inc	235,392
1,800		Talx Corp	39,510
2,400	*	TeleTech Holdings, Inc	15,024
1,900	*	TheStreet.com, Inc	8,645
1,000	*	THQ, Inc	20,230
10,000	*	TIBCO Software, Inc	81,700
12,400	*	Titan Corp	250,356
2,700	*	TradeStation Group, Inc	18,171
5,200	*	Transaction Systems
		Architects, Inc (Class A)	120,328
4,800	*	Trizetto Group, Inc	37,200
5,900	*	Tyler Technologies, Inc	57,289
6,600	*	United Online, Inc	109,956
800	*	Valueclick, Inc	8,640
3,300	*	Vastera, Inc	12,804
1,000	*	Verint Systems, Inc	30,900
3,300	*	Verity, Inc	45,111
32,100	*	Vignette Corp	66,447
5,700	*	VitalWorks, Inc	21,375
2,800	*	Vitria Technology, Inc	16,467
3,400	*	WatchGuard Technologies,
		Inc	26,588
3,700	*	WebEx Communications,
		Inc	110,001
7,030	*	webMethods, Inc	66,082
3,100	*	Websense, Inc	91,791
7,300	*	Wind River Systems, Inc	80,811

		TOTAL BUSINESS SERVICES	12,163,681

CHEMICALS AND ALLIED PRODUCTS—10.33%
900	*	Abgenix, Inc	11,961
2,500	*	Able Laboratories, Inc	48,825
2,100		Aceto Corp	32,991
5,900	*	Adolor Corp	88,677
200		Albemarle Corp	5,800
10,000	*	Alkermes, Inc	159,900

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 247

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,200		Allergan, Inc	$ 100,992
400		Alpharma, Inc (Class A)	7,844
6,000	*	Alteon, Inc	10,800
3,500	*	Aphton Corp	16,450
1,900	*	Arena Pharmaceuticals, Inc	12,350
5,800	*	Atherogenics, Inc	132,646
3,200	*	Atrix Laboratories, Inc	81,600
10,100	*	Avant Immunotherapeutics,
		Inc	25,452
3,600	*	AVI BioPharma, Inc	10,908
2,200	*	Benthley Pharmaceuticals,
		Inc	26,422
9,900	*	BioMarin Pharmaceutical,
		Inc	74,448
3,800	*	Biopure Corp	6,004
1,600	*	Biosite, Inc	51,152
1,600	*	Bone Care International,
		Inc	32,000
1,800	*	Bradley Pharmaceuticals,
		Inc	45,324
4,900	*	Cell Therapeutics, Inc	41,454
1,900	*	Chattem, Inc	49,248
2,300	*	Cima Labs, Inc	72,289
1,500	*	Collagenex
		Pharmaceuticals, Inc	19,980
5,200	*	Columbia Laboratories, Inc	25,740
4,300	*	Connetics Corp	95,331
7,100	*	Corixa Corp	45,460
11,100		Crompton Corp	70,818
4,000	*	Cubist Pharmaceuticals,
		Inc	36,800
5,500	*	Dade Behring Holdings, Inc	244,640
945	*	DEL Laboratories, Inc	31,374
1,700	*	Dendreon Corp	22,610
3,200		Diagnostic Products Corp	138,560
2,000	*	Digene Corp	68,720
5,600	*	Discovery Laboratories, Inc	68,264
1,800	*	Dov Pharmaceutical, Inc	27,936
4,700	*	Durect Corp	15,980
100	*	Elizabeth Arden, Inc	2,112
7,992	*	Encysive Pharmaceuticals,
		Inc	82,158
6,800	*	Enzon, Inc	104,924
2,600	*	EPIX Medical, Inc	53,950
2,800		Ferro Corp	73,220
2,000	*	First Horizon
		Pharmaceutical	31,520
7,300	*	Genta, Inc	76,650
2,800		Georgia Gulf Corp	84,420
6,050	*	Geron Corp	56,870
3,600	*	GTC Biotherapeutics, Inc	7,920

700	*	Hi-Tech Pharmacal Co, Inc	$ 13,685
1,600	*	Hollis-Eden
		Pharmaceuticals	15,440
6,006	*	Ilex Oncology, Inc	143,664
16,800	*	IMC Global, Inc	240,240
3,000	*	Immucor, Inc	54,360
700	*	Immunogen, Inc	4,704
6,400	*	Immunomedics, Inc	25,920
4,700	*	Impax Laboratories, Inc	105,139
5,900	*	Indevus Pharmaceuticals,
		Inc	35,695
4,400	*	Inspire Pharmaceuticals,
		Inc	56,672
300		Inter Parfums, Inc	6,897
3,900	*	InterMune, Inc	75,972
1,500	*	Inverness Medical
		Innovations, Inc	27,450
6,900	*	Isis Pharmaceuticals, Inc	53,544
2,100	*	Kos Pharmaceuticals, Inc	85,554
5,150	*	KV Pharmaceutical Co
		(Class A)	126,484
7,900	*	La Jolla Pharmaceutical Co	21,804
900	*	Lannett Co, Inc	15,030
9,400	*	Ligand Pharmaceuticals,
		Inc (Class B)	188,940
3,900		MacDermid, Inc	137,241
4,000	*	Martek Biosciences Corp	228,000
6,500	*	Medicines Co	209,365
900		Meridian Bioscience, Inc	9,172
5,500	*	MGI Pharma, Inc	336,930
5,800	*	Nabi Biopharmaceuticals	90,190
8,100	*	NBTY, Inc	301,158
7,400	*	Nektar Therapeutics	159,692
1,100	*	Neose Technologies, Inc	10,340
800		NL Industries, Inc	11,120
3,100	*	Noven Pharmaceuticals,
		Inc	66,557
4,600	*	NPS Pharmaceuticals, Inc	131,330
2,500	*	Nuvelo, Inc	31,400
5,500		Olin Corp	98,175
5,300	*	Onyx Pharmaceuticals, Inc	214,438
6,000	*	OraSure Technologies, Inc	62,160
6,000	*	OSI Pharmaceuticals, Inc	230,400
3,700	*	Pain Therapeutics, Inc	25,715
7,000	*	Palatin Technologies, Inc	29,190
2,500	*	Penwest Pharmaceuticals
		Co	36,525
18,600	*	Peregrine Pharmaceuticals,
		Inc	45,570
2,800		PolyMedica Corp	75,096
3,500	*	Pozen, Inc	48,370
1,700	*	Progenics Pharmaceuticals	32,300
1,000		Quaker Chemical Corp	25,400

248 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
4,200	*	Quidel Corp	$ 27,678
2,800	*	Salix Pharmaceuticals Ltd	81,256
6,900	*	Sciclone Pharmaceuticals,
		Inc	37,260
3,200	*	Serologicals Corp	65,280
1,098	*	Sirna Therapeutics, Inc	4,447
5,000	*	SuperGen, Inc	64,000
2,200	*	SurModics, Inc	43,802
3,700	*	Tanox, Inc	55,093
3,900	*	Third Wave Technologies,
		Inc	17,979
2,700	*	United Therapeutics Corp	64,341
1,420	*	USANA Health Sciences, Inc	33,129
12,000	*	Vertex Pharmaceuticals, Inc	113,040
7,200	*	Vicuron Pharmaceuticals,
		Inc	163,800
2,200	*	Zymogenetics, Inc	33,990

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	7,379,617

COAL MINING—0.10%
1,600		Arch Coal, Inc	50,224
1,000	*	Westmoreland Coal Co	18,350

		TOTAL COAL MINING	68,574

COMMUNICATIONS—2.57%
1,100	*	Acme Communication, Inc	8,514
900	*	Beasley Broadcast Group,
		Inc (Class A)	15,840
2,600	*	Boston Communications
		Group	30,810
1,900	*	Centennial Communications
		Corp	12,844
3,400	*	Commonwealth Telephone
		Enterprises, Inc	139,434
800		CT Communications, Inc	11,064
6,000	*	Cumulus Media, Inc
		(Class A)	119,940
4,300	*	Digital Generation Systems	6,493
5,700	*	Emmis Communications
		Corp (Class A)	135,717
400	*	Fisher Communications,
		Inc	19,500
2,100		Golden Telecom, Inc	71,463
800		Gray Television, Inc	11,696
2,000		HickoryTech Corp	24,860
800	*	Hungarian Telephone &
		Cable	7,272
2,600	*	j2 Global Communications,
		Inc	58,656
3,100	*	Lightbridge, Inc	18,290

1,100	*	Lodgenet Entertainment
		Corp	$ 20,900
500	*	McLeodUSA, Inc (Class A)	745
7,800	*	Mediacom Communications
		Corp	62,556
3,200	*	Net2Phone, Inc	16,640
6,000	*	NII Holdings, Inc (Class B)	210,180
2,500		North Pittsburgh Systems,
		Inc	50,325
3,000	*	Paxson Communications
		Corp	11,700
200	*	Pegasus Communications
		Corp	7,668
6,800	*	PTEK Holdings, Inc	62,492
5,300	*	RCN Corp	1,537
3,900	*	Regent Communications,
		Inc	25,389
2,200	*	Saga Communications,
		Inc (Class A)	41,030
1,300	*	Salem Communications
		Corp (Class A)	35,594
6,000	*	Sinclair Broadcast Group,
		Inc (Class A)	75,000
5,000	*	Spanish Broadcasting
		System, Inc (Class A)	52,250
2,200		SureWest Communications	58,938
4,200	*	Talk America Holdings, Inc	35,574
5,200	*	Tivo, Inc	46,228
3,500	*	Triton PCS Holdings, Inc
		(Class A)	19,215
200		Warwick Valley Telephone Co	5,110
9,500	*	Western Wireless Corp
		(Class A)	222,015
2,800	f*	WilTel Communications
		Group, Inc Rts	0
5,100	*	Wireless Facilities, Inc	56,151
1,300	*	Young Broadcasting, Inc
		(Class A)	23,530

		TOTAL COMMUNICATIONS	1,833,160

DEPOSITORY INSTITUTIONS—6.82%
1,250		Arrow Financial Corp	37,325
1,100		Bank Mutual Corp	12,309
1,600		Bank Of The Ozarks, Inc	44,080
7,100		Bay View Capital Corp	15,833
3,300		Boston Private Financial
		Holdings, Inc	92,400
200		Bryn Mawr Bank Corp	4,580
100		C&F Financial Corp	4,076
300		Capital City Bank Group,
		Inc	12,375
2,000		Cascade Bancorp	45,940
2,009		Cathay General Bancorp	132,232

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 249

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,000		Cavalry Bancorp, Inc	$ 16,870
800		Center Bancorp, Inc	12,648
200		Center Financial Corp	3,148
1,000		Central Pacific Financial
		Corp	29,790
1,000		Charter Financial Corp	39,370
100		City Bank	3,443
1,600		City Holding Co	54,880
1,000		CNB Financial Corp	43,490
1,210		Coastal Financial Corp	19,662
1,300		CoBiz, Inc	26,559
800		Columbia Bancorp	24,640
1,000		Columbia Bancorp (Oregon)	16,400
125		Commercial Bankshares,
		Inc	3,390
1,400	*	Commercial Capital
		Bancorp, Inc	32,088
800		Community Bank of North
		Virginia	13,640
5,410		CVB Financial Corp	112,312
4,800		Dime Community
		Bancshares	97,680
3,600		East West Bancorp, Inc	201,600
100		Eastern Virginia Bankshares,
		Inc	2,303
2,400	*	Euronet Worldwide, Inc	45,624
100		Farmers Capital Bank Corp	3,500
900		FFLC Bancorp, Inc	24,219
900		First Bancorp (North
		Carolina)	28,341
1,000		First Busey Corp (Class A)	27,110
900		First Citizens Banc Corp	23,949
210		First Community
		Bancshares, Inc	6,413
900		First Federal Financial of
		Kentucky	23,670
400		First Financial Bancorp	7,400
100		First Financial Bankshares,
		Inc	4,007
800		First Financial Holdings,
		Inc	23,912
1,000		First South Bancorp, Inc	38,800
100		First State Bancorp	3,086
105		Firstbank Corp	2,793
1,000		Flag Financial Corp	12,830
3,500		Flagstar Bancorp, Inc	89,775
900		FMS Financial Corp	15,750
800		Franklin Financial Corp	25,248
1,100		Frontier Financial Corp	37,829
800		GB&T Bancshares, Inc	22,520
1,000		Glacier Bancorp, Inc	32,250

102		Greater Community
		Bancorp	$ 1,649
1,000		Greene County Bancshares,
		Inc	22,430
100		Hanmi Financial Corp	2,659
2,000		Harbor Florida Bancshares,
		Inc	57,880
3,750		Harleysville National Corp	104,362
1,200		Heartland Financial U.S.A.,
		Inc	22,344
1,000		Heritage Financial Corp	20,890
100		IberiaBank Corp	5,885
200		IBT Bancorp, Inc	9,610
1,900		Independent Bank Corp
		(Massachusetts)	57,589
2,200		Independent Bank Corp
		(Michigan)	61,292
200	*	Intercept, Inc	2,438
800		Interchange Financial
		Services Corp	19,440
300		Irwin Financial Corp	8,094
1,155		Lakeland Bancorp, Inc	19,011
1,000		LNB Bancorp, Inc	20,620
1,000		Macatawa Bank Corp	27,870
2,000		Main Street Banks, Inc	54,680
1,500		MB Financial, Inc	58,485
1,938		MBT Financial Corp	33,334
800		Mercantile Bank Corp	28,400
1,600		Midwest Banc Holdings, Inc	37,808
1,400		Nara Bancorp, Inc	41,468
1,155		National Penn Bancshares,
		Inc	36,417
466		NBC Capital Corp	12,116
100		NBT Bancorp, Inc	2,250
2,200		NetBank, Inc	26,862
1,000		Northwest Bancorp, Inc	25,570
300		OceanFirst Financial Corp	7,479
1,100		Old Second Bancorp, Inc	56,562
3,300		Pacific Capital Bancorp	130,911
1,100		Peapack Gladstone
		Financial Corp	37,246
1,100		Pennrock Financial
		Services Corp	31,460
220		Penns Woods Bancorp, Inc	9,918
3,789		Provident Bancorp, Inc	44,900
3,000		R & G Financial Corp
		(Class B)	103,620
2,890		Republic Bancorp, Inc
		(Michigan)	40,633
450		Resource Bankshares Corp	14,670
1,800		S & T Bancorp, Inc	54,108
1,600		S.Y. Bancorp, Inc	35,840

250 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,100		Seacoast Banking Corp of
		Florida	$ 22,770
1,000		Shore Bancshares, Inc	32,600
1,000		Sierra Bancorp	15,150
2,000		Sound Federal Bancorp, Inc	29,400
100		Southern Financial
		Bancorp, Inc	4,460
4,321		Southwest Bancorp of
		Texas, Inc	163,031
1,000		State Bancorp, Inc	24,100
1,375		Sterling Bancorp	40,081
4,000		Sterling Bancshares, Inc	53,560
300		Summit Bancshares, Inc	9,030
200		Sun Bancorp, Inc
		(Pennsylvania)	3,900
3,000		Texas Regional Bancshares,
		Inc (Class A)	127,650
3,000		Trust Co Of New Jersey	124,530
12,036		Trustco Bank Corp NY	162,005
105		U.S.B. Holding Co, Inc	2,577
6,600		UCBH Holdings, Inc	264,264
3,000		Umpqua Holdings Corp	60,570
100		Union Bankshares Corp	3,227
3,000		United Community Banks,
		Inc	106,920
1,800		United Securities
		Bancshares	47,610
800	*	Virginia Commerce Bancorp	23,920
1,000		Virginia Financial Group,
		Inc	34,750
10,710		W Holding Co, Inc	200,170
800		Washington Trust Bancorp,
		Inc	21,120
105		Wayne Bancorp, Inc	2,457
3,000		West Bancorporation	50,700
750	*	Western Sierra Bancorp	32,963
3,100		Wintrust Financial Corp	150,753
1,000		Yadkin Valley Bank and
		Trust Co	16,750

		TOTAL DEPOSITORY
		INSTITUTIONS	4,873,907

EATING AND DRINKING PLACES—1.47%
2,500	*	California Pizza Kitchen,
		Inc	50,000
5,100	*	CEC Entertainment, Inc	176,970
1,800	*	Chicago Pizza & Brewery,
		Inc	23,526
7,300	*	CKE Restaurants, Inc	72,270
200		IHOP Corp	6,888
2,100	*	O’Charley’s, Inc	38,325

4,000	*	P.F. Chang’s China Bistro,
		Inc	$ 201,240
1,600	*	Papa John’s International,
		Inc	54,144
4,500	*	Rare Hospitality
		International, Inc	124,875
1,400	*	Red Robin Gourmet Burgers,
		Inc	39,760
6,000	*	Sonic Corp	205,680
1,500	*	The Steak N Shake Co	28,875
800		Triarc Cos (Class A)	8,752
1,600		Triarc Cos (Class B)	17,536

		TOTAL EATING AND DRINKING
		PLACES	1,048,841

EDUCATIONAL SERVICES—0.62%
1,500	*	Learning Tree International,
		Inc	23,835
2,900	*	Princeton Review, Inc	25,056
1,700		Strayer Education, Inc	198,849
5,500	*	Sylvan Learning Systems,
		Inc	193,105

		TOTAL EDUCATIONAL
		SERVICES	440,845

ELECTRIC, GAS, AND SANITARY SERVICES—0.58%
400		California Water Service
		Group	11,316
200	*	Casella Waste Systems,
		Inc (Class A)	2,908
1,300	*	Clean Harbors, Inc	9,633
1,000		Connecticut Water Service,
		Inc	28,300
1,300	*	Duratek, Inc	20,683
2,800		MGE Energy, Inc	86,380
266		Middlesex Water Co	5,506
1,000		New Jersey Resources Corp	37,800
1,100		Otter Tail Corp	29,062
1,000		Resource America, Inc
		(Class A)	18,500
133		Southwest Water Co	1,818
4,100	*	Waste Connections, Inc	163,180

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	415,086

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—11.04%
3,400	*	Actel Corp	76,942
2,600	*	Advanced Energy Industries,
		Inc	53,014
9,000	*	Aeroflex, Inc	121,140
1,500	*	Anaren Microwave, Inc	23,670

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 251

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,400		Applied Signal Technology,
		Inc	$ 38,248
3,000	*	Arris Group, Inc	27,600
500	*	Artesyn Technologies, Inc	4,760
2,800	*	Artisan Components, Inc	62,412
4,200	*	ATMI, Inc	110,544
9,100	*	Avanex Corp	39,312
4,500		Baldor Electric Co	103,410
100		Bel Fuse, Inc (Class B)	3,274
2,700	*	Benchmark Electronics, Inc	84,996
900		C&D Technologies, Inc	15,039
900	*	Catapult Communications
		Corp	16,046
4,200	*	C-COR.net Corp	58,884
675		Celestica, Inc (U.S.)	11,070
4,700	*	Centillium Communications,
		Inc	21,244
1,300	*	Ceradyne, Inc	46,995
1,200	*	Ceva, Inc	11,287
5,400	*	Checkpoint Systems, Inc	102,060
7,400	*	ChipPAC, Inc	58,534
2,200	*	Comtech
		Telecommunications	51,040
64,217	*	Conexant Systems, Inc	395,577
38,800	*	Corvis Corp	74,496
2,800		CTS Corp	36,512
1,200		Cubic Corp	31,200
1,050	*	Diodes, Inc	22,900
1,400	*	Drexler Technology Corp	19,180
4,300	*	DSP Group, Inc	110,639
1,700	*	Emerson Radio Corp	6,494
100	*	EMS Technologies, Inc	1,931
2,700	*	Energy Conversion Devices,
		Inc	26,460
8,300	*	Entegris, Inc	105,078
300	*	ESS Technology, Inc	4,398
3,700	*	Exar Corp	68,450
16,200	*	Finisar Corp	35,316
800		Franklin Electric Co, Inc	50,944
5,257	*	FuelCell Energy, Inc	71,285
4,300	*	Genesis Microchip, Inc	72,068
100	*	Genlyte Group, Inc	5,604
3,500	*	GrafTech International Ltd	52,325
10,900	*	Harmonic, Inc	105,185
4,100		Helix Technology Corp	99,425
3,600	*	Hexcel Corp	26,208
3,200	*	Hutchinson Technology, Inc	89,792
2,000	*	Inet Technologies, Inc	24,820
2,900	*	Innovex, Inc	19,691
2,900		Inter-Tel, Inc	87,174
5,300	*	InterVoice, Inc	89,411

2,500	*	IXYS Corp	$ 23,500
10,900	*	Kopin Corp	63,002
13,300	*	Lattice Semiconductor Corp	116,109
1,600	*	Lifeline Systems, Inc	30,224
2,800	*	Littelfuse, Inc	104,160
4,300	*	Mattson Technology, Inc	51,428
1,965	*	Medis Technologies Ltd	26,036
3,300	*	Mercury Computer Systems,
		Inc	84,150
800		Methode Electronics, Inc	10,320
800	*	Metrologic Instruments, Inc	18,720
8,800	*	Micrel, Inc	117,480
3,800	*	Microsemi Corp	51,984
3,400	*	Monolithic System
		Technology, Inc	45,526
5,000	*	Mykrolis Corp	71,300
7,300	*	Omnivision Technologies,
		Inc	199,363
5,400	*	ON Semiconductor Corp	40,716
9,533	*	Openwave Systems, Inc	127,170
10,500	*	Oplink Communications,
		Inc	26,355
1,600	*	Optical Communication
		Products, Inc	5,264
900	*	OSI Systems, Inc	18,000
600		Park Electrochemical Corp	15,180
2,800	*	Pemstar, Inc	10,220
3,300	*	Photronics, Inc	58,542
5,400	*	Pixelworks, Inc	92,502
6,300	*	Plantronics, Inc	230,643
3,800	*	Plexus Corp	67,602
4,400	*	Plug Power, Inc	33,968
3,900	*	Power Integrations, Inc	114,387
9,900	*	Power-One, Inc	109,494
8,000	*	Powerwave Technologies,
		Inc	62,400
18,900	*	Proxim Corp (Class A)	33,453
1,000		Raven Industries, Inc	30,600
2,500	*	Rayovac Corp	71,500
4,300	*	Remec, Inc	32,680
26,701	*	RF Micro Devices, Inc	225,890
2,600	*	Rogers Corp	138,762
4,600	*	SBA Communications Corp	17,848
200	*	SBS Technologies, Inc	3,092
3,700	*	Seachange International,
		Inc	56,610
9,200	*	Semtech Corp	210,036
10,700	*	Silicon Image, Inc	110,210
8,200	*	Silicon Storage Technology,
		Inc	106,108
500	*	Siliconix, Inc	23,315
300	*	Sipex Corp	1,890
13,400	*	Skyworks Solutions, Inc	156,244

252 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
300		Smith (A.O.) Corp	$ 8,685
33,400	*	Sonus Networks, Inc	123,914
2,500		Spectralink Corp	42,575
1,400	*	Standard Microsystems
		Corp	37,296
1,300	*	Stoneridge, Inc	18,746
13,100	*	Stratex Networks, Inc	62,225
8,000	*	Superconductor
		Technologies	18,400
1,300	*	Supertex, Inc	21,684
16,300	*	Sycamore Networks, Inc	66,504
3,700	*	Symmetricom, Inc	33,189
2,500	*	Synaptics, Inc	43,850
300	*	Technitrol, Inc	5,640
7,987	*	Tekelec	132,504
400		Thomas & Betts Corp	8,728
2,200	*	Three-Five Systems, Inc	14,410
1,900	*	Tollgrade Communications,
		Inc	30,324
17,700	*	Transmeta Corp	70,092
12,700	*	Triquint Semiconductor, Inc	92,710
2,000	*	TTM Technologies, Inc	24,640
1,800	*	Ulticom, Inc	18,468
2,500	*	Universal Display Corp	32,075
2,000	*	Universal Electronics, Inc	26,400
2,700	*	Valence Technology, Inc	12,015
4,500	*	Varian Semiconductor
		Equipment Associates,
		Inc	189,000
12,500	*	Verso Technologies, Inc	20,875
2,600	*	Viasat, Inc	64,688
2,700	*	Vicor Corp	33,129
1,500	*	Virage Logic Corp	13,872
32,000	*	Vitesse Semiconductor Corp	226,880
6,800	*	Westell Technologies, Inc	49,640
3,000	*	White Electronic Designs
		Corp	22,950
3,100	*	Wilson Greatbatch
		Technologies, Inc	112,468
800		Woodhead Industries, Inc	12,000
4,200	*	Xicor, Inc	63,924
4,450	*	Zhone Technologies, Inc	17,311

		TOTAL ELECTRONIC AND OTHER
		ELECTRIC EQUIPMENT	7,889,878

ENGINEERING AND MANAGEMENT SERVICES—4.52%
2,200	*	aaiPharma, Inc	14,586
1,600	*	Advisory Board Co	58,480
3,000	*	Antigenics, Inc	31,980

7,300	*	Applera Corp (Celera
		Genomics Group)	$ 105,923
6,300	*	Ariad Pharmaceuticals, Inc	59,598
1,200	*	Charles River Associates,
		Inc	39,343
3,500	*	Ciphergen Biosystems, Inc	29,155
9,500	*	Covance, Inc	327,180
4,400	*	CuraGen Corp	27,456
4,400	*	CV Therapeutics, Inc	66,572
2,100	*	Decode Genetics, Inc	22,260
2,700	*	Digitas, Inc	27,783
3,000	*	Diversa Corp	26,580
4,200	*	eResearch Technology, Inc	117,810
2,300	*	Exact Sciences Corp	17,871
7,700	*	Exelixis, Inc	65,835
5,100	*	Exult, Inc	31,773
2,000	*	Forrester Research, Inc	37,900
6,400	*	FTI Consulting, Inc	106,624
1,400	*	Gartner, Inc (Class A)	16,310
1,300	*	Genencor International, Inc	17,303
7,400	*	Gen-Probe, Inc	247,234
3,100	*	Kosan Biosciences, Inc	32,767
1,000		Landauer, Inc	42,000
3,200	*	Luminex Corp	28,960
200	*	MAXIMUS, Inc	7,000
300	*	Maxygen, Inc	2,847
900	*	MTC Technologies, Inc	22,599
4,200	*	Myriad Genetics, Inc	68,124
7,000	*	Navigant Consulting, Inc	141,610
2,500	*	Neopharm, Inc	46,900
1,300	*	Newtek Business Services,
		Inc	6,760
1,800	*	Parexel International Corp	32,166
4,300	*	Per-Se Technologies, Inc	48,160
600	*	PRG-Schultz International,
		Inc	2,640
3,700	*	Regeneration Technologies,
		Inc	41,995
5,400	*	Regeneron Pharmaceuticals,
		Inc	73,332
4,700	*	Repligen Corp	14,147
1,600	*	Research Frontiers, Inc	15,552
3,200	*	Resources Connection, Inc	141,181
3,300	*	Savient Pharmaceuticals,
		Inc	12,474
4,578	*	Seattle Genetics, Inc	38,730
1,100	*	SFBC International, Inc	32,736
3,700	*	Symyx Technologies, Inc	105,968
1,000	*	Tejon Ranch Co	36,960
6,000	*	Telik, Inc	161,040
7,800	*	Tetra Tech, Inc	167,388
3,000	*	Transkaryotic Therapies, Inc	51,480
1,300	*	TRC Cos, Inc	24,323

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 253

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
2,100	*	Trimeris, Inc	$ 30,975
7,572	*	Tularik, Inc	185,893
4,700	*	Watson Wyatt & Co Holdings	118,628

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	3,230,891

FABRICATED METAL PRODUCTS—0.47%
1,000	*	Drew Industries, Inc	35,080
1,000		Gulf Island Fabrication, Inc	20,340
1,477	*	Intermagnetics General
		Corp	39,140
1,600	*	Mobile Mini, Inc	27,680
400	*	NCI Building Systems, Inc	9,384
1,100	*	Silgan Holdings, Inc	50,303
2,300		Simpson Manufacturing Co,
		Inc	112,585
2,900		Sturm Ruger & Co, Inc	39,179

		TOTAL FABRICATED METAL
		PRODUCTS	333,691

FOOD AND KINDRED PRODUCTS—0.50%
2,300		American Italian Pasta Co
		(Class A)	91,839
1,000	*	Boston Beer Co, Inc
		(Class A)	18,420
299		Coca-Cola Bottling Co
		Consolidated	15,264
8,800	*	Darling International, Inc	29,920
9,300	*	Hercules, Inc	106,764
200		National Beverage Corp	1,904
1,600	*	Peets Coffee & Tea, Inc	34,080
200		Riviana Foods, Inc	5,580
1,050		Sanderson Farms, Inc	38,567
700		Sensient Technologies Corp	13,069

		TOTAL FOOD AND KINDRED
		PRODUCTS	355,407

FOOD STORES—0.38%
3,300	*	7-Eleven, Inc	50,061
1,400	*	Great Atlantic & Pacific
		Tea Co, Inc	10,836
4,300	*	Panera Bread Co (Class A)	167,356
3,600	*	Wild Oats Markets, Inc	42,588

		TOTAL FOOD STORES	270,841

FURNITURE AND FIXTURES—0.14%
3,300	*	Select Comfort Corp	91,047
200		Stanley Furniture Co, Inc	7,766

		TOTAL FURNITURE AND
		FIXTURES	98,813

FURNITURE AND HOMEFURNISHINGS STORES—0.62%
3,300	*	Cost Plus, Inc	$ 137,775
2,100	*	Electronics Boutique
		Holdings Corp	61,656
1,700	*	Gamestop Corp (Class A)	30,634
2,100	*	Guitar Center, Inc	77,994
200	*	Intertan, Inc	2,794
1,681	*	Kirkland’s, Inc	27,451
1,400	*	Linens ‘n Things, Inc	49,574
5,200	*	The Bombay Co, Inc	40,820
1,000	*	Trans World Entertainment
		Corp	9,480
200	*	Tweeter Home Entertainment
		Group, Inc	1,888
1,000	*	Ultimate Electronics, Inc	6,530

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	446,596

GENERAL BUILDING CONTRACTORS—0.18%
100		Brookfield Homes Corp	3,509
1,600		M/I Homes, Inc	75,648
100	*	Meritage Corp	7,425
2,100	*	Palm Harbor Homes, Inc	44,016

		TOTAL GENERAL BUILDING
		CONTRACTORS	130,598

GENERAL MERCHANDISE STORES—0.32%
300	*	Brookstone, Inc	8,253
6,014		Fred’s, Inc	145,960
200	*	Stein Mart, Inc	2,760
2,100	*	Tuesday Morning Corp	72,366

		TOTAL GENERAL
		MERCHANDISE STORES	229,339

HEALTH SERVICES—2.69%
7,400	*	Accredo Health, Inc	281,940
4,000	*	American Healthways, Inc	97,680
4,050	*	Amsurg Corp	91,975
13,100	*	Beverly Enterprises, Inc	83,840
900	*	Chronimed, Inc	6,993
1,000	*	Corvel Corp	36,200
1,300	*	Cross Country Healthcare,
		Inc	21,645
2,500	*	CryoLife, Inc	14,875
1,300	*	Curative Health Services,
		Inc	17,420
900	*	Dynacq Healthcare, Inc	4,752
3,490	*	Enzo Biochem, Inc	58,737
3,700	*	Gentiva Health Services,
		Inc	57,313
8,800		Hooper Holmes, Inc	54,912

254 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

HEALTH SERVICES—(Continued)
1,000	*	IMPAC Medical Systems,
		Inc	$ 22,500
900	*	Impath, Inc	5,490
4,600	*	Inveresk Research Group,
		Inc	130,732
1,400	*	LabOne, Inc	42,560
5,800	*	LifePoint Hospitals, Inc	187,572
200	*	Matria Healthcare, Inc	5,064
2,800	*	MIM Corp	21,300
1,000	*	National Healthcare Corp	26,000
4,950	*	Odyssey HealthCare, Inc	93,308
1,800	*	Option Care, Inc	20,502
3,400	*	Pediatrix Medical Group, Inc	214,200
800	*	Province Healthcare Co	12,720
700	*	RehabCare Group, Inc	13,916
7,200		Select Medical Corp	120,240
900	*	Specialty Laboratories, Inc	9,720
1,900	*	U.S. Physical Therapy, Inc	26,220
2,700	*	United Surgical Partners
		International, Inc	91,638
1,800	*	VistaCare, Inc (Class A)	48,636

		TOTAL HEALTH SERVICES	1,920,600

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.01%
600	*	Insituform Technologies,
		Inc (Class A)	9,378

		TOTAL HEAVY CONSTRUCTION,
		EXCEPT BUILDING	9,378

HOLDING AND OTHER INVESTMENT OFFICES—2.29%
200	*	4Kids Entertainment, Inc	4,474
700		Alabama National Bancorp	38,864
300	*	Alexander’s, Inc	48,000
600		Alexandria Real Estate
		Equities, Inc	37,800
1,600		American Home Mortgage
		Investment Corp	46,080
300		Capital Automotive REIT	10,593
1,000		Capitol Bancorp Ltd	27,100
1,000		Cherokee, Inc	23,459
120		Community Banks, Inc	3,739
3,470		Community First
		Bankshares, Inc	111,526
300		Connecticut Bancshares,
		Inc	15,588
1,200		Essex Property Trust, Inc	78,600
900		Fremont General Corp	27,540
1,155		German American Bancorp	19,693
1,200		Gladstone Capital Corp	26,988
2,300		Glimcher Realty Trust	62,330
150	*	Hawthorne Financial Corp	6,598

1,000		IMPAC Mortgage Holdings,
		Inc	$ 27,200
1,500		Manufactured Home
		Communities, Inc	52,950
3,400		Novastar Financial, Inc	224,230
2,310		Oriental Financial Group,
		Inc	73,574
4,069		Pennsylvania Real Estate
		Investment Trust	153,239
1,000		PrivateBancorp, Inc	51,580
1,000		Prosperity Bancshares, Inc	23,560
300		Quaker City Bancorp, Inc	16,320
100		RAIT Investment Trust	2,955
1,200		Sandy Spring Bancorp, Inc	43,536
1,800		Suffolk Bancorp	61,650
700		Sun Communities, Inc	29,974
800		Tanger Factory Outlet
		Centers, Inc	36,256
3,900		Taubman Centers, Inc	98,163
200		Tompkins Trustco, Inc	9,100
300		Town & Country Trust	8,160
200		U.S. Restaurant Properties,
		Inc	3,748
1,000		United Mobile Homes, Inc	16,110
100		Universal Health Realty
		Income Trust	3,370
3,400		Washington Real Estate
		Investment Trust	110,331

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	1,634,978

HOTELS AND OTHER LODGING PLACES—0.37%
1,700		Ameristar Casinos, Inc	57,373
5,000		Boyd Gaming Corp	114,450
2,000		Choice Hotels International,
		Inc	89,480

		TOTAL HOTELS AND OTHER
		LODGING PLACES	261,303

INDUSTRIAL MACHINERY AND EQUIPMENT—4.19%
1,000	*	Aaon, Inc	19,790
1,000	*	Adaptec, Inc	8,760
9,700	*	Advanced Digital
		Information Corp	110,386
1,000	*	ASV, Inc	30,400
7,200	*	Asyst Technologies, Inc	59,256
6,100	*	Axcelis Technologies, Inc	67,832
200		Briggs & Stratton Corp	13,494
6,200	*	Brooks Automation, Inc	130,076
6,200	*	Cirrus Logic, Inc	46,996

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 255

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
3,200	*	Computer Network
		Technology Corp	$ 25,600
9,500	*	Concurrent Computer Corp	32,775
10,900	*	Cray, Inc	72,267
2,100	*	Cuno, Inc	94,248
5,600	*	Cymer, Inc	216,216
5,600	*	Dot Hill Systems Corp	56,112
1,500	*	Electronics For Imaging, Inc	36,855
2,700		Engineered Support
		Systems, Inc	131,733
5,300	*	FalconStor Software, Inc	39,209
1,900	*	Fargo Electronics, Inc	21,470
1,000	*	General Binding Corp	17,000
600	*	Global Power Equipment
		Group, Inc	5,052
2,200	*	Hydril	57,640
1,900	*	Hypercom Corp	15,086
2,100		IDEX Corp	91,308
2,800		Iomega Corp	15,652
3,000		Joy Global, Inc	84,210
1,100	*	Kadant, Inc	22,935
2,000		Kaydon Corp	55,060
2,300	*	Komag, Inc	42,320
7,800	*	Kulicke & Soffa Industries,
		Inc	91,416
400		Lincoln Electric Holdings,
		Inc	11,260
1,800		Lindsay Manufacturing Co	43,344
600		Manitowoc Co, Inc	17,748
2,600	*	Micros Systems, Inc	117,390
100		Modine Manufacturing Co	2,606
3,000		Nordson Corp	112,380
2,700	*	Oil States International, Inc	36,288
2,300	*	Omnicell, Inc	45,563
1,500	*	Overland Storage, Inc	25,425
3,274	*	PalmOne, Inc	69,933
2,200	*	Planar Systems, Inc	31,306
4,900	*	Presstek, Inc	53,312
3,700	*	ProQuest Co	107,929
9,600	*	Quantum Corp	35,520
1,000		Schawk, Inc	13,380
7,800	*	Scientific Games Corp
		(Class A)	146,016
700	*	Semitool, Inc	8,918
2,800	*	Sigma Designs, Inc	20,076
700	*	Simpletech, Inc	3,325
600		Stewart & Stevenson
		Services, Inc	8,772
700		Tennant Co	27,769
2,700		Toro Co	167,400

3,100	*	Ultratech, Inc	$ 72,261
3,100	*	Veeco Instruments, Inc	86,955
500		York International Corp	19,655

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	2,995,685

INSTRUMENTS AND RELATED PRODUCTS—9.61%
2,900	*	Aclara BioSciences, Inc	11,368
2,900	*	Advanced Neuromodulation
		Systems, Inc	104,661
4,600	*	Aksys Ltd	29,854
2,800	*	Alaris Medical Systems, Inc	52,220
6,900	*	Align Technology, Inc	131,169
3,300	*	American Medical Systems
		Holdings, Inc	87,450
200		Analogic Corp	9,098
3,100		Arrow International, Inc	92,659
2,700	*	Arthrocare Corp	62,397
1,500	*	Aspect Medical Systems, Inc	22,350
1,700		BEI Technologies, Inc	38,182
2,900	*	Biolase Technology, Inc	50,779
2,130	*	Bruker BioSciences Corp	10,671
2,400	*	Candela Corp	32,904
1,200	*	Cantel Medical Corp	21,468
8,000	*	Cardiac Science, Inc	34,960
5,100	*	Cardiodynamics
		International Corp	32,232
4,800	*	Cepheid, Inc	44,688
2,300	*	Cerus Corp	7,659
2,000	*	Cholestech Corp	17,600
1,000	*	Closure Medical Corp	27,500
5,300		Cognex Corp	176,225
2,611	*	Coherent, Inc	68,643
500		Cohu, Inc	9,325
1,100	*	Cole National Corp	24,277
2,700	*	Conceptus, Inc	32,184
2,500	*	Concord Camera Corp	15,700
4,900		Cooper Cos, Inc	264,600
4,700	*	Credence Systems Corp	55,836
3,800	*	CTI Molecular Imaging, Inc	55,442
3,100	*	Cyberonics, Inc	74,276
17,500	*	Cytyc Corp	389,375
2,600	*	Dionex Corp	137,280
800	*	DJ Orthopedics, Inc	20,680
800		EDO Corp	19,264
1,200	*	ESCO Technologies, Inc	55,344
900	*	Exactech, Inc	16,560
1,542	*	Excel Technology, Inc	48,496
3,800	*	FEI Co	83,030
4,928	*	Flir Systems, Inc	187,855
3,700	*	Fossil, Inc	123,395

256 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
1,200	*	Haemonetics Corp	$ 37,740
300	*	Herley Industries, Inc	5,664
1,600	*	ICU Medical, Inc	48,592
1,700		II-VI, Inc	41,565
4,200	*	Inamed Corp	223,776
2,800	*	Integra LifeSciences
		Holding	85,736
2,600	*	Interpore International	37,388
4,300	*	Intuitive Surgical, Inc	73,100
1,900		Invacare Corp	85,766
2,000	*	Invision Technologies, Inc	99,340
3,100	*	Itron, Inc	57,691
3,700	*	Ixia	40,034
1,700		Keithley Instruments, Inc	35,207
1,200	*	Kensey Nash Corp	29,580
1,500	*	KVH Industries, Inc	21,615
2,800	*	Kyphon, Inc	66,948
2,000	*	Laserscope	39,560
9,384	*	Lexar Media, Inc	155,399
9,300	*	LTX Corp	140,430
1,100	*	Medical Action Industries,
		Inc	22,484
6,000		Mentor Corp	180,600
3,379	*	Merit Medical Systems, Inc	73,122
2,000	*	Micro Therapeutics, Inc	8,400
3,400	*	MKS Instruments, Inc	81,634
2,100	*	Molecular Devices Corp	39,564
800		MTS Systems Corp	22,136
1,000	*	Newport Corp	16,720
2,700	*	Novoste Corp	9,153
3,900		Oakley, Inc	57,876
800	*	Ocular Sciences, Inc	23,320
4,600	*	Orbital Sciences Corp	57,638
5,300	*	Orthologic Corp	41,075
2,400	*	Osteotech, Inc	15,480
2,500	*	Photon Dynamics, Inc	81,575
9,500	*	Pinnacle Systems, Inc	85,785
2,400	*	Possis Medical, Inc	67,512
1,000	*	Retractable Technologies,
		Inc	6,280
200	*	Rofin-Sinar Technologies,
		Inc	5,970
4,800		Roper Industries, Inc	231,600
1,700	*	Rudolph Technologies, Inc	31,841
2,300	*	Sonic Solutions, Inc	43,608
2,200	*	SonoSite, Inc	46,926
2,900	*	Staar Surgical Co	26,013
3,800	*	Star Scientific, Inc	15,694
4,800	*	Sybron Dental Specialties,
		Inc	130,800

1,600	*	Synovis Life Technologies,
		Inc	$ 22,864
6,400	*	Techne Corp	261,184
3,800	*	Therasense, Inc	102,448
7,500	*	Thoratec Corp	93,675
7,500	*	Trimble Navigation Ltd	171,975
3,400	*	TriPath Imaging, Inc	31,144
1,700		United Industrial Corp	32,198
4,600	*	Varian, Inc	184,782
1,900	*	Ventana Medical Systems,
		Inc	77,824
6,000	*	Visx, Inc	117,120
1,400	*	Vital Images, Inc	14,056
5,700	*	Vivus, Inc	34,599
2,400	*	Wright Medical Group, Inc	73,680
3,000		X-Rite, Inc	44,670
700		Young Innovations, Inc	24,563
1,300	*	Zoll Medical Corp	51,974

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	6,866,349

INSURANCE AGENTS, BROKERS AND SERVICE—0.35%
400	*	Clark, Inc	6,800
5,000		Hilb, Rogal & Hamilton Co	190,500
3,600	*	USI Holdings Corp	53,244

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	250,544

INSURANCE CARRIERS—1.11%
2,000		21st Century Insurance Group	28,800
500		Alfa Corp	6,805
1,200	*	American Medical Security
		Group, Inc	32,052
3,700	*	AMERIGROUP Corp	169,090
2,800	*	Centene Corp	85,652
4,922	*	Citizens, Inc	36,669
2,400	*	HealthExtras, Inc	27,552
300	*	Navigators Group, Inc	8,634
600	*	Philadelphia Consolidated
		Holding Corp	34,800
3,200	*	ProAssurance Corp	112,000
1,900		Selective Insurance Group,
		Inc	66,633
3,700	*	Sierra Health Services, Inc	134,680
1,200		Zenith National Insurance
		Corp	47,040

		TOTAL INSURANCE
		CARRIERS	790,407

LEATHER AND LEATHER PRODUCTS—0.22%
3,400		K-Swiss, Inc (Class A)	83,198
200	*	Steven Madden Ltd	3,992

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 257

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

LEATHER AND LEATHER PRODUCTS—(Continued)
3,000		Wolverine World Wide, Inc	$ 72,390

		TOTAL LEATHER AND
		LEATHER PRODUCTS	159,580

LEGAL SERVICES—0.08%
2,400	*	Pre-Paid Legal Services,
		Inc	58,752

		TOTAL LEGAL SERVICES	58,752

LUMBER AND WOOD PRODUCTS—0.19%
600		American Woodmark Corp	39,876
8,300	*	Champion Enterprises, Inc	87,980
1,000	*	Modtech Holdings, Inc	7,410

		TOTAL LUMBER AND WOOD
		PRODUCTS	135,266

METAL MINING—0.56%
900	*	Cleveland-Cliffs, Inc	58,887
32,400	*	Coeur D’alene Mines Corp	226,800
8,700	*	Hecla Mining Co	73,167
2,500		Royal Gold, Inc	44,275

		TOTAL METAL MINING	403,129

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.60%
2,300	*	Daktronics, Inc	51,911
11,500	*	Identix, Inc	66,458
1,000	*	Lydall, Inc	10,200
2,300		Nautilus Group, Inc	36,225
800	*	RC2 Corp	22,000
2,600	*	Shuffle Master, Inc	120,874
4,500	*	Yankee Candle Co, Inc	124,110

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	431,778

MISCELLANEOUS RETAIL—1.49%
2,900	*	1-800-Flowers.com, Inc
		(Class A)	27,753
1,900	*	AC Moore Arts & Crafts, Inc	51,300
1,800	*	Big 5 Sporting Goods Corp	45,450
1,700	*	Blue Rhino Corp	28,798
1,800	*	Coldwater Creek, Inc	38,376
2,100	*	Dick’s Sporting Goods, Inc	122,094
4,800	*	Drugstore.com, Inc	25,824
1,300	*	Duane Reade, Inc	22,022
400	*	Galyans Trading Co, Inc	4,024
2,300		Hancock Fabrics, Inc	36,547
1,800	*	Hibbett Sporting Goods, Inc	68,652
2,600	*	Jill (J.) Group, Inc	53,352
1,400	*	Overstock.com, Inc	43,232
1,700	*	Party City Corp	25,313
300	*	PC Connection, Inc	2,367

5,500	*	Petco Animal Supplies, Inc	$ 154,990
3,199	*	Priceline.com, Inc	86,245
1,500	*	Sharper Image Corp	48,870
1,270	*	Sports Authority, Inc	50,902
5,800	*	Summit America Television,
		Inc	23,432
2,600	*	Valuevision International,
		Inc (Class A)	39,910
800	*	Whitehall Jewellers, Inc	7,312
1,100		World Fuel Services Corp	40,403
300	*	Zale Corp	18,465

		TOTAL MISCELLANEOUS
		RETAIL	1,065,633

MOTION PICTURES—0.75%
4,700	*	Avid Technology, Inc	216,811
200	*	Carmike Cinemas, Inc	7,454
8,200	*	Hollywood Entertainment
		Corp	111,192
3,700		Movie Gallery, Inc	72,483
3,300	*	NetFlix, Inc	112,596
2,000	*	Reading International, Inc	13,700

		TOTAL MOTION PICTURES	534,236

NONDEPOSITORY INSTITUTIONS—0.86%
1,000	*	Accredited Home Lenders
		Holding Co	39,400
2,900		CharterMac	71,862
1,200	*	CompuCredit Corp	25,368
700	*	Credit Acceptance Corp	13,293
6,800	*	E-Loan, Inc	21,148
1,200	*	Federal Agricultural
		Mortgage Corp (Class C)	31,452
100	*	Financial Federal Corp	3,343
4,450		New Century Financial Corp	216,092
300	*	Saxon Capital, Inc	8,523
754	*	United PanAm Financial
		Corp	12,056
1,100		Westcorp	48,477
1,800	*	WFS Financial, Inc	77,976
2,400	*	World Acceptance Corp	46,824

		TOTAL NONDEPOSITORY
		INSTITUTIONS	615,814

OIL AND GAS EXTRACTION—2.72%
300		Berry Petroleum Co
		(Class A)	8,184
2,200		Cabot Oil & Gas Corp
		(Class A)	67,232
5,400	*	Cal Dive International, Inc	139,482
500	*	Clayton Williams Energy,
		Inc	17,350
1,900	*	Comstock Resources, Inc	37,753
6,600	*	Evergreen Resources, Inc	226,710

258 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
25,600	*	Grey Wolf, Inc	$ 105,984
3,500	*	Hanover Compressor Co	42,315
200	*	Horizon Offshore, Inc	606
3,300	*	KCS Energy, Inc	35,310
700	*	McMoRan Exploration Co	10,360
10,300	*	Newpark Resources, Inc	53,560
3,200	*	Oceaneering International,
		Inc	97,440
7,800		Patina Oil & Gas Corp	204,750
1,000		Penn Virginia Corp	60,600
1,800	*	Plains Exploration &
		Production Co	33,552
1,400	*	Prima Energy Corp	48,370
2,100	*	Quicksilver Resources, Inc	81,396
3,300	*	Remington Oil & Gas Corp	65,175
1,900		RPC, Inc	21,166
5,600	*	Southwestern Energy Co	135,072
1,800		St. Mary Land & Exploration
		Co	60,174
7,300	*	Superior Energy Services,
		Inc	73,584
3,000	*	Tetra Technologies, Inc	78,390
5,600	*	Unit Corp	153,552
1,500	*	Veritas DGC, Inc	31,050
3,600	*	W-H Energy Services, Inc	52,092

		TOTAL OIL AND GAS
		EXTRACTION	1,941,209

PAPER AND ALLIED PRODUCTS—0.13%
3,000	*	Playtex Products, Inc	20,730
5,100		Wausau-Mosinee Paper
		Corp	71,859

		TOTAL PAPER AND ALLIED
		PRODUCTS	92,589

PERSONAL SERVICES—0.10%
3,300	*	Coinstar, Inc	52,371
1,100		CPI Corp	20,933

		TOTAL PERSONAL SERVICES	73,304

PETROLEUM AND COAL PRODUCTS—0.51%
2,800		ElkCorp	75,852
3,300		Frontier Oil Corp	63,954
4,900	*	Headwaters, Inc	125,538
1,200		Holly Corp	38,232
1,800		WD-40 Co	63,000

		TOTAL PETROLEUM AND
		COAL PRODUCTS	366,576

PRIMARY METAL INDUSTRIES—1.15%
8,855	*	Andrew Corp	154,962
3,600	*	Cable Design Technologies
		Corp	34,128
1,000	*	Encore Wire Corp	37,250

4,800	*	General Cable Corp	$ 35,424
1,000		Gibraltar Steel Corp	24,580
1,800	*	Liquidmetal Technologies,
		Inc	5,742
3,900	*	Lone Star Technologies, Inc	68,913
4,400		Matthews International
		Corp (Class A)	146,080
6,500	*	Maverick Tube Corp	153,076
1,400		Mueller Industries, Inc	47,586
1,000		NN, Inc	11,670
100	*	NS Group, Inc	1,300
2,100		Ryerson Tull, Inc	27,489
2,500	*	Steel Dynamics, Inc	61,950
800		Tredegar Corp	11,704

		TOTAL PRIMARY METAL
		INDUSTRIES	821,854

PRINTING AND PUBLISHING—0.64%
2,700		Bowne & Co, Inc	46,170
450		Courier Corp	20,137
900		Ennis Business Forms, Inc	15,066
3,500		Harland (John H.) Co	108,920
6,600		Hollinger International, Inc	130,680
1,100	*	Information Holdings, Inc	22,682
2,700	*	Mail-Well, Inc	12,069
1,200	*	Martha Stewart Living
		Omnimedia, Inc (Class A)	13,200
700		New England Business
		Services, Inc	23,695
1,900	*	Playboy Enterprises, Inc
		(Class B)	26,638
600		Standard Register Co	9,618
1,000		Thomas Nelson, Inc	27,220

		TOTAL PRINTING AND
		PUBLISHING	456,095

RAILROAD TRANSPORTATION—0.05%
1,500	*	Genesee & Wyoming, Inc
		(Class A)	37,050

		TOTAL RAILROAD
		TRANSPORTATION	37,050

REAL ESTATE—0.06%
1,000		Consolidated-Tomoka
		Land Co	37,120
200		United Capital Corp	4,376

		TOTAL REAL ESTATE	41,496

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.49%
1,600	*	Applied Films Corp	44,640
3,200	*	Jarden Corp	113,632
1,000		Quixote Corp	21,030
700	*	Skechers U.S.A., Inc
		(Class A)	9,177

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 259

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—(Continued)
200		Spartech Corp	$ 4,980
1,200	*	Trex Co, Inc	40,932
6,300		Tupperware Corp	112,203
400	*	Vans, Inc	5,920

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	352,514

SECURITY AND COMMODITY BROKERS—0.54%
4,950	*	Affiliated Managers Group,
		Inc	270,171
100		First Albany Cos, Inc	1,384
700		Gabelli Asset Management,
		Inc (Class A)	28,196
4,800	*	Investment Technology
		Group, Inc	73,440
200		Value Line, Inc	10,546

		TOTAL SECURITY AND
		COMMODITY BROKERS	383,737

SOCIAL SERVICES—0.12%
1,800	*	Bright Horizons Family
		Solutions, Inc	84,888

		TOTAL SOCIAL SERVICES	84,888

SPECIAL TRADE CONTRACTORS—0.08%
6,728	*	Bookham Technology plc
		(Spon ADR)	14,667
100	*	EMCOR Group, Inc	3,670
3,100	*	Integrated Electrical
		Services, Inc	34,844
100		Roto-Rooter, Inc	5,055

		TOTAL SPECIAL TRADE
		CONTRACTORS	58,236

STONE, CLAY, AND GLASS PRODUCTS—0.34%
2,900	*	Cabot Microelectronics
		Corp	122,496
1,500		CARBO Ceramics, Inc	94,425
1,100		Libbey, Inc	28,523

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	245,444

TEXTILE MILL PRODUCTS—0.01%
300		Albany International Corp
		(Class A)	8,067

		TOTAL TEXTILE MILL
		PRODUCTS	8,067

TOBACCO PRODUCTS—0.09%
3,643		Vector Group Ltd	61,940

		TOTAL TOBACCO PRODUCTS	61,940

TRANSPORTATION BY AIR—0.78%
11,900	*	Airtran Holdings, Inc	$ 141,372
3,300	*	America West Holdings
		Corp (Class B)	31,449
15,900	*	AMR Corp	202,407
1,300	*	Atlantic Coast Airlines
		Holdings, Inc	9,451
4,600	*	ExpressJet Holdings, Inc	57,224
1,700	*	Forward Air Corp	55,879
4,100	*	Mesa Air Group, Inc	33,866
300	*	Offshore Logistics, Inc	6,915
900		Skywest, Inc	17,316

		TOTAL TRANSPORTATION
		BY AIR	555,879

TRANSPORTATION EQUIPMENT—1.57%
500	*	AAR Corp	6,140
700		Arctic Cat, Inc	17,843
3,400		Clarcor, Inc	150,110
4,000		Federal Signal Corp	79,400
200	*	Fleetwood Enterprises, Inc	2,456
300		Heico Corp	4,707
1,500		Marine Products Corp	20,985
4,300		Oshkosh Truck Corp	239,510
400		Standard Motor Products,
		Inc	6,272
300	*	Strattec Security Corp	18,981
1,500		Superior Industries
		International, Inc	53,160
5,100	*	Teledyne Technologies, Inc	95,370
5,600		Thor Industries, Inc	150,416
4,100	*	Wabash National Corp	96,760
5,000		Wabtec Corp	71,200
3,600		Winnebago Industries, Inc	112,212

		TOTAL TRANSPORTATION
		EQUIPMENT	1,125,522

TRANSPORTATION SERVICES—0.25%
900		Ambassadors Group, Inc	22,257
4,500	*	EGL, Inc	80,820
3,512	*	Pacer International, Inc	77,404

		TOTAL TRANSPORTATION
		SERVICES	180,481

TRUCKING AND WAREHOUSING—0.55%
1,000	*	Covenant Transport, Inc
		(Class A)	18,030
4,000		Heartland Express, Inc	91,120
4,400	*	Landstar System, Inc	180,136
1,800	*	Old Dominion Freight Line	60,660
900	*	P.A.M. Transportation
		Services	15,570
100	*	SCS Transportation, Inc	2,180

260 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

TRUCKING AND WAREHOUSING—(Continued)
800	*	Yellow Roadway Corp	$ 26,936

		TOTAL TRUCKING AND
		WAREHOUSING	394,632

WATER TRANSPORTATION—0.09%
1,900	*	Gulfmark Offshore, Inc	29,849
500	*	Kirby Corp	16,895
1,000		Maritrans, Inc	15,710

		TOTAL WATER
		TRANSPORTATION	62,454

WHOLESALE TRADE-DURABLE GOODS—1.29%
900	*	1-800 Contacts, Inc	15,849
300		Action Performance Cos,
		Inc	4,581
700		Anixter International, Inc	19,775
1,800	*	Audiovox Corp (Class A)	36,000
800		Barnes Group, Inc	22,312
3,000	*	BioVeris Corp	35,550
1,000	*	Boyds Collection Ltd	2,510
2,300	*	Global Imaging Systems,
		Inc	76,406
1,200	*	Insight Enterprises, Inc	23,100
100	*	Insurance Auto Auctions,
		Inc	1,453
1,800	*	Keystone Automotive
		Industries, Inc	49,248
3,700	*	Knight Transportation, Inc	88,726
5,200		Owens & Minor, Inc	131,560
2,900	*	PSS World Medical, Inc	32,451
1,700	*	Scansource, Inc	81,498
4,650	*	SCP Pool Corp	173,259
1,200	*	WESCO International, Inc	17,880
6,297	*	Zoran Corp	109,316

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	921,474

WHOLESALE TRADE-NONDURABLE GOODS—1.22%
800		Advanced Marketing
		Services, Inc	7,920
3,700	*	Allscripts Healthcare
		Solutions, Inc	35,890
1,000	*	Central European
		Distribution Corp	32,340
400		D&K Healthcare
		Resources, Inc	4,100
1,400		Getty Realty Corp	37,198
600	*	Green Mountain Coffee, Inc	12,096
400	*	Hain Celestial Group, Inc	8,836

1,000		Kenneth Cole Productions,
		Inc (Class A)	$ 34,100
200	*	Maui Land & Pineapple Co	6,932
400	*	Men’s Wearhouse, Inc	10,628
400		Nash Finch Co	9,472
1,600		Nu Skin Enterprises, Inc
		(Class A)	32,240
3,200		Perrigo Co	64,160
3,200	*	Plains Resources, Inc	58,176
5,400	*	Priority Healthcare Corp
		(Class B)	114,965
300	*	School Specialty, Inc	10,671
1,100		Standard Commercial Corp	20,405
4,600	*	Tractor Supply Co	178,111
3,000	*	United Natural Foods, Inc	144,270
1,200	*	United Stationers, Inc	50,520

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	873,030

		TOTAL COMMON STOCK
		(Cost $48,875,351)	71,376,272

		TOTAL PORTFOLIO—99.88%
		(Cost $48,875,351)	71,376,272
		OTHER ASSETS &
		LIABILITIES, NET—0.12%	87,165

		NET ASSETS—100.00%	$71,463,437

*	Non-income producing
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 261

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-Crops	$ 43,110	0.07%
Amusement and Recreation Services	485,002	0.76
Apparel and Accessory Stores	1,009,919	1.59
Apparel and Other Textile Products	377,533	0.59
Auto Repair, Services and Parking	184,234	0.29
Automotive Dealers and Service Stations	517,045	0.81
Building Materials and Garden Supplies	454,560	0.71
Business Services	3,325,258	5.22
Chemicals and Allied Products	2,535,214	3.98
Coal Mining	331,646	0.52
Communications	1,055,632	1.66
Depository Institutions	7,711,967	12.13
Eating and Drinking Places	701,893	1.10
Electric, Gas, and Sanitary Services	3,323,231	5.22
Electronic and Other Electric Equipment	2,707,554	4.25
Engineering and Management Services	1,239,080	1.95
Executive, Legislative and General	6,543	0.01
Fabricated Metal Products	745,757	1.17
Food and Kindred Products	981,950	1.54
Food Stores	210,251	0.33
Furniture and Fixtures	113,189	0.18
Furniture and Homefurnishings Stores	331,887	0.52
General Building Contractors	854,722	1.34
General Merchandise Stores	605,015	0.95
Health Services	536,100	0.84
Heavy Construction, Except Building	145,226	0.23
Holding and Other Investment Offices	8,632,761	13.57
Hotels and Other Lodging Places	467,231	0.73
Industrial Machinery and Equipment	3,779,887	5.94
Instruments and Related Products	1,619,676	2.54
Insurance Agents, Brokers and Service	35,504	0.06
Insurance Carriers	2,550,146	4.01
Justice, Public Order and Safety	29,900	0.05
Leather and Leather Products	231,054	0.36
Lumber and Wood Products	162,182	0.25
Metal Mining	178,011	0.28
Miscellaneous Manufacturing Industries	451,181	0.71
Miscellaneous Retail	654,083	1.03
Motion Pictures	62,935	0.10

Nondepository Institutions	$ 500,657	0.79%
Nonmetallic Minerals, Except Fuels	45,370	0.07
Oil and Gas Extraction	2,295,265	3.61
Paper and Allied Products	605,495	0.95
Personal Services	196,018	0.31
Petroleum and Coal Products	192,144	0.30
Primary Metal Industries	1,504,775	2.36
Printing and Publishing	757,951	1.19
Railroad Transportation	218,965	0.34
Real Estate	299,758	0.47
Rubber and Miscellaneous Plastics Products	743,048	1.17
Security and Commodity Brokers	224,290	0.35
Special Trade Contractors	438,740	0.69
Stone, Clay, and Glass Products	305,959	0.48
Textile Mill Products	140,178	0.22
Tobacco Products	167,706	0.26
Transportation by Air	656,540	1.03
Transportation Equipment	1,107,714	1.74
Transportation Services	220,748	0.35
Trucking and Warehousing	419,622	0.66
Water Transportation	353,049	0.55
Wholesale Trade-durable Goods	1,608,297	2.53
Wholesale Trade-nondurable Goods	1,054,063	1.66

TOTAL COMMON STOCK (Cost $46,735,717)	63,444,421	99.67

TOTAL PORTFOLIO (Cost $46,735,717)	63,444,421	99.67
OTHER ASSETS & LIABILITIES, NET	210,500	0.33

NET ASSETS	$63,654,921	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.67%
AGRICULTURAL PRODUCTION- CROPS—0.07%
100		Alico, Inc	$ 3,190
1,600		Delta & Pine Land Co	39,920

		TOTAL AGRICULTURAL
		PRODUCTION-CROPS	43,110

AMUSEMENT AND RECREATION SERVICES—0.76%
2,100	*	Argosy Gaming Co	74,655
3,800	*	Aztar Corp	93,138
4,200	*	Bally Total Fitness Holding
		Corp	24,612
500		Churchill Downs, Inc	19,390

262 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

AMUSEMENT AND RECREATION SERVICES—(Continued)
400		Dover Downs Gaming &
		Entertainment, Inc	$ 4,284
1,900		Dover Motorsport, Inc	7,315
1,600	*	Gaylord Entertainment Co	49,440
800	*	Isle Of Capri Casinos, Inc	20,112
5,100	*	Magna Entertainment Corp
		(Class A)	30,702
12,300	*	Six Flags, Inc	96,555
400		Speedway Motorsports, Inc	12,124
1,000	*	WMS Industries, Inc	31,000
1,500		World Wrestling Federation
		Entertainment, Inc	21,675

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	485,002

APPAREL AND ACCESSORY STORES—1.59%
2,600	*	American Eagle Outfitters,
		Inc	70,096
5,000	*	AnnTaylor Stores Corp	214,000
1,000		Buckle, Inc	28,960
2,500		Burlington Coat Factory
		Warehouse Corp	49,500
1,800		Cato Corp (Class A)	36,144
568	*	Charlotte Russe Holding,
		Inc	10,394
13,636	*	Charming Shoppes, Inc	106,224
100	*	Children’s Place Retail
		Stores, Inc	3,097
593		Deb Shops, Inc	15,246
2,500	*	Dress Barn, Inc	43,850
2,200	*	Finish Line, Inc (Class A)	81,356
2,600	b*	Footstar, Inc	6,370
2,700	*	Genesco, Inc	62,586
2,400		Goody’s Family Clothing, Inc	34,248
300		Oshkosh B’gosh, Inc
		(Class A)	7,020
9,000	*	Payless Shoesource, Inc	125,640
500	*	Shoe Carnival, Inc	7,745
2,000	*	Stage Stores, Inc	77,380
2,900	*	Wet Seal, Inc (Class A)	23,925
2,200	*	Wilsons The Leather Experts,
		Inc	6,138

		TOTAL APPAREL AND
		ACCESSORY STORES	1,009,919

APPAREL AND OTHER TEXTILE PRODUCTS—0.59%
4,000	*	Collins & Aikman Corp	22,000
1,000	*	Guess?, Inc	18,030
3,500		Kellwood Co	137,375
1,500		Oxford Industries, Inc	69,285
3,300		Phillips-Van Heusen Corp	61,050

3,474	*	Warnaco Group, Inc	$ 69,793

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	377,533

AUTO REPAIR, SERVICES AND PARKING—0.29%
2,500		Central Parking Corp	50,200
3,100	*	Dollar Thrifty Automotive
		Group, Inc	78,337
1,900	*	Midas, Inc	36,955
750	*	Monro Muffler Brake, Inc	18,742

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	184,234

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.81%
1,600	*	Asbury Automotive Group,
		Inc	27,696
8,900	*	Copart, Inc	193,397
1,500	*	CSK Auto Corp	27,165
1,600	*	Group 1 Automotive, Inc	57,920
1,000		Lithia Motors, Inc (Class A)	27,650
1,100	*	MarineMax, Inc	29,227
3,200		Sonic Automotive, Inc	80,160
2,000		United Auto Group, Inc	54,720
600	*	West Marine, Inc	19,110

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	517,045

BUILDING MATERIALS AND GARDEN SUPPLIES—0.71%
1,600		Building Materials Holding
		Corp	28,080
2,100	*	Central Garden & Pet Co	75,600
13,600		Louisiana-Pacific Corp	350,880

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	454,560

BUSINESS SERVICES—5.22%
1,350		Aaron Rents, Inc	33,602
5,000		ABM Industries, Inc	89,750
4,400	*	ActivCard Corp	28,468
13,650	*	Activision, Inc	215,943
1,200	*	Advent Software, Inc	22,440
1,200		Advo, Inc	38,664
2,700	*	Aether Systems, Inc	12,555
5,273	*	American Management
		Systems, Inc	101,242
1,757	*	AMN Healthcare Services,
		Inc	32,241
3,800	*	Arbitron, Inc	152,988
2,000	*	Armor Holdings, Inc	66,200
3,800	*	Ascential Software Corp	83,296
1,300	*	Asiainfo Holdings, Inc	8,476

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 263

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
300	*	Aspen Technology, Inc	$ 2,451
200	*	Atari, Inc	682
200		Brady Corp (Class A)	7,616
600	*	CCC Information Services
		Group, Inc	10,662
1,300		CDI Corp	41,964
200	*	Cerner Corp	9,038
3,100	*	Ciber, Inc	34,100
4,000	*	Computer Horizons Corp	17,200
5,200	*	E.piphany, Inc	37,544
2,200	*	Earthlink, Inc	19,492
6,300	*	eFunds Corp	103,320
2,200		Electro Rent Corp	22,132
1,000	*	Entrust, Inc	4,370
4,300	*	Extreme Networks, Inc	31,003
2,800	*	Gerber Scientific, Inc	19,040
1,758		Healthcare Services Group	28,919
1,200	*	Heidrick & Struggles
		International, Inc	28,716
11,700	*	Homestore, Inc	49,491
400	*	Hudson Highland Group, Inc	11,152
2,700	*	iGate Corp	18,819
1,300	*	Infospace, Inc	50,531
147	*	Intergraph Corp	3,554
600	*	Internet Security Systems,
		Inc	10,584
900		Interpool, Inc	13,500
3,130	*	Interwoven, Inc	31,206
300	*	iPayment, Inc	9,978
2,900	*	JDA Software Group, Inc	42,195
2,400	*	Keane, Inc	37,776
800		Kelly Services, Inc (Class A)	23,688
900	*	Keynote Systems, Inc	11,583
900	*	KFX ,Inc	9,351
1,000	*	Korn/Ferry International	16,000
202		Kronos Worldwide, Inc	6,119
5,500	*	Lawson Software, Inc	45,650
2,700	*	Manugistics Group, Inc	18,495
57	*	Marketwatch.com, Inc	795
400		McGrath RentCorp	12,196
300	*	Medical Staffing Network
		Holdings, Inc	2,361
690	*	MedQuist, Inc	10,861
800	*	Memberworks, Inc	27,936
900	*	Mentor Graphics Corp	16,038
3,000	*	Midway Games, Inc	21,840
3,100	*	Mindspeed Technologies, Inc	20,243
12,500	*	MPS Group, Inc	139,000
300	*	MRO Software, Inc	3,486
2,000	*	MSC.Software Corp	17,620
1,000	*	National Processing, Inc	19,000
2,500	*	NCO Group, Inc	58,425

300	*	Neoforma, Inc	$ 3,261
7,100	*	NETIQ Corp	99,116
800	*	Netratings, Inc	8,840
900	*	Netscout Systems, Inc	6,921
1,600	*	Network Equipment
		Technologies, Inc	15,968
900	*	NIC, Inc	5,436
1,000	*	NYFIX, Inc	5,160
719	*	PalmSource, Inc	13,064
2,900	*	Parametric Technology Corp	13,108
400	*	PDI, Inc	10,116
400	*	Pegasus Solutions, Inc	4,672
100	*	Pegasystems, Inc	822
3,900	*	Perot Systems Corp
		(Class A)	51,870
2,500	*	R.H. Donnelley Corp	116,750
2,400	*	Radisys Corp	50,160
1,400	*	Raindance Communications,
		Inc	3,990
1	*	Redback Networks, Inc	6
304	*	Redback Networks, Inc
		Wts 01/02/11	2,113
289	*	Redback Networks, Inc
		Wts 01/02/11	1,994
600	*	Register.com, Inc	3,552
2,800	*	Rent-Way, Inc	24,640
3,700	*	Roxio, Inc	16,539
8,967	*	S1 Corp	68,149
5,600	*	SonicWALL, Inc	49,952
8,000	*	Spherion Corp	81,840
1,400	*	Stellent, Inc	10,458
2,700	*	Sybase, Inc	56,673
2,600	*	Sykes Enterprises, Inc	15,470
500	*	Synplicity, Inc	3,600
300		Talx Corp	6,585
2,600	*	TeleTech Holdings, Inc	16,276
3,900	*	THQ, Inc	78,897
2,700	*	TIBCO Software, Inc	22,059
1,900	*	Tier Technologies, Inc
		(Class B)	20,311
400	*	Tyler Technologies, Inc	3,884
7,100	*	United Rentals, Inc	126,167
2,300	*	Universal Compression
		Holdings, Inc	75,670
8,000	*	Valueclick, Inc	86,400
700	*	Vastera, Inc	2,716
1,100	*	Volt Information Sciences,
		Inc	26,884
1,500	*	WatchGuard Technologies,
		Inc	11,730
3,600	*	Wind River Systems, Inc	39,852

		TOTAL BUSINESS SERVICES	3,325,258

264 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—3.98%
10,900	*	Abgenix, Inc	$ 144,861
3,500	*	Albany Molecular Research,
		Inc	55,615
4,000		Albemarle Corp	116,000
2,300	*	Alexion Pharmaceuticals,
		Inc	54,648
4,800		Alpharma, Inc (Class A)	94,128
400	*	Aphton Corp	1,880
2,600		Arch Chemicals, Inc	73,398
900	*	Arena Pharmaceuticals, Inc	5,850
1,300	*	Biopure Corp	2,054
4,500		Calgon Carbon Corp	34,650
2,600		Cambrex Corp	69,940
4,500	*	Cell Genesys, Inc	54,180
300	*	Chattem, Inc	7,776
5,600		Crompton Corp	35,728
1,900	*	Cubist Pharmaceuticals, Inc	17,480
800	*	Dade Behring Holdings, Inc	35,584
1,800	*	Elizabeth Arden, Inc	38,016
2,000	*	Ethyl Corp	39,620
2,400		Ferro Corp	62,760
1,000	*	First Horizon
		Pharmaceutical	15,760
4,700	*	FMC Corp	201,254
1,300		Georgia Gulf Corp	39,195
4,800		Great Lakes Chemical Corp	114,480
400	*	GTC Biotherapeutics, Inc	880
3,000	*	Guilford Pharmaceuticals,
		Inc	21,690
3,800		H.B. Fuller Co	108,072
4,900	*	Immunogen, Inc	32,928
200		Inter Parfums, Inc	4,598
300	*	Inverness Medical
		Innovations, Inc	5,490
9,900	*	Medarex, Inc	88,803
400		Meridian Bioscience, Inc	4,076
8,500	*	Millennium Chemicals, Inc	126,990
2,300		Minerals Technologies, Inc	131,330
2,500	*	Nabi Biopharmaceuticals	38,875
1,300		Nature’s Sunshine Products,
		Inc	19,292
1,300	*	Neose Technologies, Inc	12,220
400		NL Industries, Inc	5,560
1,400		Octel Corp	41,790
3,100		Olin Corp	55,335
3,800	*	OM Group, Inc	115,520
4,300	*	Omnova Solutions, Inc	22,575
12,300	*	PolyOne Corp	81,795
6,000	*	Praecis Pharmaceuticals,
		Inc	35,460
400		Quaker Chemical Corp	10,160

1,000	*	Revlon, Inc (Class A)	$ 2,770
290	*	Serologicals Corp	5,916
100	*	Sirna Therapeutics, Inc	405
13,900	b*	Solutia, Inc	5,421
700		Stepan Co	15,988
5,300	*	Unifi, Inc	23,479
10,900		USEC, Inc	92,105
4,200		Wellman, Inc	35,070
1,300		West Pharmaceutical
		Services, Inc	48,620
8,700	*	WR Grace & Co	27,144

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	2,535,214

COAL MINING—0.52%
4,800		Arch Coal, Inc	150,672
8,200		Massey Energy Co	180,974

		TOTAL COAL MINING	331,646

COMMUNICATIONS—1.66%
34,500	*	Charter Communications,
		Inc (Class A)	162,495
25,600	*	Cincinnati Bell, Inc	104,192
1,700	*	Crown Media Holdings, Inc
		(Class A)	13,753
1,900		CT Communications, Inc	26,277
700	*	Cumulus Media, Inc
		(Class A)	13,993
1,700		D&E Communications, Inc	23,783
3,900	*	Dobson Communications
		Corp (Class A)	11,271
1,100	*	Emmis Communications
		Corp (Class A)	26,191
100	*	Fisher Communications, Inc	4,875
5,800	*	General Communication,
		Inc (Class A)	52,780
4,700		Gray Television, Inc	68,714
100		HickoryTech Corp	1,243
8,900	*	Infonet Services Corp
		(Class B)	17,711
5,800	*	Insight Communications
		Co, Inc	58,000
2,000		Liberty Corp	92,540
900	*	Lightbridge, Inc	5,310
3,600	*	Lin TV Corp (Class A)	85,716
594	*	Lodgenet Entertainment
		Corp	11,286
2,600	*	Mastec, Inc	24,622
7,600	*	McLeodUSA, Inc (Class A)	11,324
2,500	*	Metro One
		Telecommunications, Inc	5,750
1,200	*	Net2Phone, Inc	6,240
1,000	*	Paxson Communications
		Corp	3,900

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 265

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
100	*	Pegasus Communications
		Corp	$ 3,834
5,300	*	Price Communications Corp	83,157
9,000	*	Primus Telecommunications
		Group	75,690
2,600	*	RCN Corp	754
1,600	*	Regent Communications,
		Inc	10,416
100		SureWest Communications	2,679
5,400	*	Time Warner Telecom, Inc
		(Class A)	35,262
1,100	f*	WilTel Communications
		Group, Inc Rts	0
656	*	Young Broadcasting, Inc
		(Class A)	11,874

		TOTAL COMMUNICATIONS	1,055,632

DEPOSITORY INSTITUTIONS—12.13%
1,700		1st Source Corp	41,854
1,300		ABC Bancorp	24,635
599		American National
		Bankshares, Inc	14,693
1,430	*	AmericanWest Bancorp	28,185
2,700		Anchor Bancorp Wisconsin,
		Inc	68,985
500		Bancfirst Corp	27,720
1,000		BancTrust Financial Group,
		Inc	17,500
3,435		Bank Mutual Corp	38,438
1,800		Bank Of Granite Corp	37,206
5,700		BankAtlantic Bancorp, Inc
		(Class A)	96,672
3,800	*	BankUnited Financial Corp
		(Class A)	112,860
1,300		Banner Corp	38,077
3,000		Bay View Capital Corp	6,690
700		Berkshire Hills Bancorp, Inc	24,430
100		Bryn Mawr Bank Corp	2,290
1,100		BSB Bancorp, Inc	42,460
200		C&F Financial Corp	8,152
1,000		Camco Financial Corp	16,370
1,100		Camden National Corp	35,145
800		Capital City Bank Group,
		Inc	33,000
644		Capital Corp of the West	25,200
899		Cathay General Bancorp	59,172
600		CB Bancshares, Inc	41,934
1,100		CCBT Financial Cos, Inc	40,590
586		Center Bancorp, Inc	9,265
800		Center Financial Corp	12,592
1,100	*	Central Coast Bancorp	20,207

1,000	Central Pacific Financial
	Corp	$ 29,790
400	Century Bancorp, Inc
	(Class A)	13,236
1,300	CFS Bancorp, Inc	19,045
3,145	Chemical Financial Corp	112,811
4,500	Chittenden Corp	148,500
5,600	Citizens Banking Corp	182,728
1,200	Citizens First Bancorp, Inc	28,992
1,200	Citizens South Banking
	Corp	16,296
1,000	City Bank	34,430
900	City Holding Co	30,870
500	Coastal Bancorp, Inc	20,675
363	Coastal Financial Corp	5,899
100	CoBiz, Inc	2,043
200	Columbia Bancorp (Oregon)	3,280
1,800	Columbia Banking System,
	Inc	50,400
250	Commercial Bankshares,
	Inc	6,780
5,900	Commercial Federal Corp	162,840
1,500	Community Bank System,
	Inc	69,420
1,826	Community Trust Bancorp,
	Inc	60,258
2,100	Corus Bankshares, Inc	84,609
220	CVB Financial Corp	4,567
24	Eastern Virginia Bankshares,
	Inc	553
1,000	ESB Financial Corp	14,000
900	EverTrust Financial Group,
	Inc	16,416
300	Exchange National
	Bancshares, Inc	9,510
600	Farmers Capital Bank Corp	21,000
1,800	Fidelity Bankshares, Inc	65,970
1,100	Financial Institutions, Inc	25,212
300	First Bancorp (North
	Carolina)	9,447
100	First Busey Corp (Class A)	2,711
4,000	First Charter Corp	84,200
100	First Citizens Banc Corp	2,661
900	First Citizens Bancshares,
	Inc (Class A)	110,700
7,900	First Commonwealth
	Financial Corp	116,762
1,700	First Community Bancorp	63,563
880	First Community Bancshares,
	Inc	26,875
2,656	First Federal Capital Corp	56,546
4,000	First Financial Bancorp	74,000

266 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,515		First Financial Bankshares,
		Inc	$ 60,706
1,700		First Financial Corp
		(Indiana)	49,827
1,200		First Financial Holdings, Inc	35,868
500		First M & F Corp	16,845
2,515		First Merchants Corp	60,486
900		First Oak Brook Bancshares,
		Inc	27,225
400		First Of Long Island Corp	20,088
1,400		First Republic Bank	53,984
2,800		First Sentinel Bancorp, Inc	59,220
728		First State Bancorp	22,466
900		First United Corp	20,736
630		Firstbank Corp	16,758
2,000		Firstfed America Bancorp,
		Inc	55,740
2,200	*	FirstFed Financial Corp	101,486
31		Flag Financial Corp	398
1,000		Flagstar Bancorp, Inc	25,650
785		FloridaFirst Bancorp, Inc	21,179
1,950		Flushing Financial Corp	35,295
800		FNB Corp (Virginia)	22,024
101		FNB Corp, Inc (North
		Carolina)	2,152
507		Foothill Independent
		Bancorp	11,175
900		Frontier Financial Corp	30,951
600		GA Financial, Inc	21,030
100		GB&T Bancshares, Inc	2,815
1,771		Glacier Bancorp, Inc	57,115
4,800		Gold Banc Corp, Inc	78,240
276		Greater Community
		Bancorp	4,441
3,600		Hancock Holding Co	111,456
1,200		Hanmi Financial Corp	31,908
1,100		Harbor Florida Bancshares,
		Inc	31,834
550		Heartland Financial U.S.A.,
		Inc	10,241
1,563	*	Heritage Commerce Corp	20,319
1,465		Horizon Financial Corp	27,000
4,000		Hudson River Bancorp, Inc	82,400
1,700		Humboldt Bancorp	33,711
779		IberiaBank Corp	45,844
100		Independent Bank Corp
		(Massachusetts)	3,031
550		Independent Bank Corp
		(Michigan)	15,323
1,992		Integra Bank Corp	47,987
2,200	*	Intercept, Inc	26,818

1,100		Interchange Financial
		Services Corp	$ 26,730
1,900		Irwin Financial Corp	51,262
600	*	Itla Capital Corp	29,676
718		Lakeland Bancorp, Inc	11,818
700		Lakeland Financial Corp	23,639
1,200		LSB Bancshares, Inc	20,724
300		Macatawa Bank Corp	8,361
3,490		MAF Bancorp, Inc	151,675
200		Main Street Banks, Inc	5,468
882		MainSource Financial
		Group, Inc	31,593
1,150		MB Financial, Inc	44,838
200		MBT Financial Corp	3,440
100		Mercantile Bank Corp	3,550
600		Merchants Bancshares, Inc	17,106
3,200		Mid-State Bancshares	75,680
100		Midwest Banc Holdings, Inc	2,363
600		MutualFirst Financial, Inc	14,442
100		Nara Bancorp, Inc	2,962
100		NASB Financial, Inc	3,978
100		National Bankshares, Inc	5,031
1,785		National Penn Bancshares,
		Inc	56,281
600		NBC Capital Corp	15,600
3,900		NBT Bancorp, Inc	87,750
4,500		NetBank, Inc	54,945
200		Northern States Financial
		Corp	5,324
1,000		Northwest Bancorp, Inc	25,570
400		Oak Hill Financial, Inc	13,060
400		OceanFirst Financial Corp	9,972
5,100	*	Ocwen Financial Corp	49,317
1,101		Omega Financial Corp	40,255
900		PAB Bankshares, Inc	11,430
1,700		Pacific Capital Bancorp	67,439
600		Pacific Union Bank	17,610
600		Parkvale Financial Corp	17,196
900		Partners Trust Financial
		Group, Inc	30,789
900		Patriot Bank Corp	26,352
500		Pennfed Financial Services,
		Inc	17,680
1,465		Peoples Bancorp, Inc	40,742
1,100		Peoples Holding Co	37,070
1,680		PFF Bancorp, Inc	64,058
3,100		Provident Bankshares Corp	97,278
434		Provident Financial
		Holdings	11,275
6,300		Provident Financial
		Services, Inc	117,747
1,200		R & G Financial Corp
		(Class B)	41,448

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 267

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,050		Republic Bancorp, Inc
		(Class A) (Kentucky)	$ 20,443
5,170		Republic Bancorp, Inc
		(Michigan)	72,690
1,200		Republic Bancshares, Inc	36,038
150		Resource Bankshares Corp	4,890
2,100		Riggs National Corp	36,141
584		Royal Bancshares of
		Pennsylvania (Class A)	14,904
1,900		S & T Bancorp, Inc	57,114
200		S.Y. Bancorp, Inc	4,480
600		Santander Bancorp	16,500
1,000		SCBT Financial Corp	31,500
880		Seacoast Banking Corp of
		Florida	18,216
3,400		Seacoast Financial Services
		Corp	113,900
1,100		Second Bancorp, Inc	35,530
300		Security Bank Corp	9,000
3,800	*	Silicon Valley Bancshares	123,272
1,900		Simmons First National Corp
		(Class A)	52,345
7,600		South Financial Group, Inc	224,884
635		Southern Financial Bancorp,
		Inc	28,321
1,155		Southside Bancshares, Inc	21,495
1,400		Southwest Bancorp, Inc	24,220
540		State Bancorp, Inc	13,014
745		State Financial Services
		Corp (Class A)	21,076
7,100		Staten Island Bancorp, Inc	176,648
575		Sterling Bancorp	16,761
1,800		Sterling Bancshares, Inc	24,102
2,625		Sterling Financial Corp
		(Pennsylvania)	67,489
2,493	*	Sterling Financial Corp
		(Spokane)	91,967
200		Summit Bancshares, Inc	6,020
900	*	Sun Bancorp, Inc (New
		Jersey)	22,761
200		Sun Bancorp, Inc
		(Pennsylvania)	3,900
600		Taylor Capital Group, Inc	13,830
419		Texas Regional Bancshares,
		Inc (Class A)	17,828
2,700		TierOne Corp	63,423
700		Trico Bancshares	26,166
1,470		U.S.B. Holding Co, Inc	36,074
2,202		UMB Financial Corp	111,641
1,000		Umpqua Holdings Corp	20,190
1,000		Union Bankshares Corp	32,270

3,520		United Community Financial
		Corp	$ 45,866
100		United Security Bancshares
		(California)	2,470
2,900		Unizan Financial Corp	72,007
200		Virginia Financial Group, Inc	6,950
300		Warwick Community
		Bancorp	10,050
1,200		Washington Trust Bancorp,
		Inc	31,680
735		Wayne Bancorp, Inc	17,199
2,400		Wesbanco, Inc	72,840
2,100		West Coast Bancorp	47,775
1,300		Willow Grove Bancorp, Inc	23,270
786		WSFS Financial Corp	39,434
1,100		Yardville National Bancorp	27,170

		TOTAL DEPOSITORY
		INSTITUTIONS	7,711,967

EATING AND DRINKING PLACES—1.10%
4,700		Bob Evans Farms, Inc	152,468
300	*	CEC Entertainment, Inc	10,410
1,500	*	Dave & Buster’s, Inc	22,575
2,500		IHOP Corp	86,100
4,200	*	Jack In The Box, Inc	104,874
2,900		Landry’s Restaurants, Inc	86,507
2,000		Lone Star Steakhouse &
		Saloon, Inc	58,380
800	*	O’Charley’s, Inc	14,600
200	*	Papa John’s International,
		Inc	6,768
5,600	*	Ryan’s Family Steak Houses,
		Inc	95,816
1,700	*	The Steak N Shake Co	32,725
900		Triarc Cos (Class A)	9,846
1,900		Triarc Cos (Class B)	20,824

		TOTAL EATING AND DRINKING
		PLACES	701,893

ELECTRIC, GAS, AND SANITARY SERVICES—5.22%
16,400	*	Allegheny Energy, Inc	224,844
2,100		American States Water Co	51,240
24,300	*	Aquila, Inc	114,453
6,648		Atmos Energy Corp	169,989
6,400		Avista Corp	121,088
4,300		Black Hills Corp	137,041
1,700		California Water Service
		Group	48,093
1,500		Cascade Natural Gas Corp	32,685
1,500	*	Casella Waste Systems,
		Inc (Class A)	21,810
1,600		Central Vermont Public
		Service Corp	36,000

268 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
1,900		CH Energy Group, Inc	$ 93,271
800		Chesapeake Utilities Corp	20,496
5,600		Cleco Corp	106,568
20,300	*	CMS Energy Corp	181,685
600		Connecticut Water Service,
		Inc	16,980
6,600	*	El Paso Electric Co	91,344
3,000		Empire District Electric Co	67,950
4,500		Energen Corp	185,625
600		EnergySouth, Inc	20,945
5,100		Idacorp, Inc	152,490
2,400		Laclede Group, Inc	72,720
824		Middlesex Water Co	17,057
2,700		New Jersey Resources Corp	102,060
3,300		Northwest Natural Gas Co	103,125
2,100		NUI Corp	35,511
2,439		Otter Tail Corp	64,438
48		Piedmont Natural Gas Co,
		Inc	2,027
5,200		PNM Resources, Inc	156,260
1,300		Resource America, Inc
		(Class A)	24,050
3,800		SEMCO Energy, Inc	21,508
15,600	*	Sierra Pacific Resources	115,440
900		SJW Corp	31,194
1,600		South Jersey Industries, Inc	65,456
7,380	*	Southern Union Co	139,851
4,100		Southwest Gas Corp	95,940
1,600		Southwest Water Co	21,872
1,500		UIL Holdings Corp	72,255
3,800		Unisource Energy Corp	93,366
200	*	Waste Connections, Inc	7,960
8,900		Westar Energy, Inc	186,544

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	3,323,231

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—4.25%
2,900	*	Alliance Semiconductor
		Corp	22,069
1,309	*	Anaren Microwave, Inc	20,656
2,500	*	Applica, Inc	28,100
4,400	*	Arris Group, Inc	40,480
3,700	*	Artesyn Technologies, Inc	35,224
1,213		Bel Fuse, Inc (Class B)	39,714
3,050	*	Benchmark Electronics, Inc	96,014
250	*	Brillian Corp	2,158
1,900		C&D Technologies, Inc	31,749
600	*	C-COR.net Corp	8,412
375		Celestica, Inc (U.S.)	6,150
1,000	*	Ceva, Inc	9,406

13,896	*	Corvis Corp	$ 26,680
2,100		CTS Corp	27,384
1,000		Cubic Corp	26,000
3,700	*	Ditech Communications
		Corp	61,679
1,600	*	Dupont Photomasks, Inc	37,216
3,500	*	Electro Scientific Industries,
		Inc	82,390
800	*	Emerson Radio Corp	3,056
1,364	*	EMS Technologies, Inc	26,339
300	*	Energy Conversion Devices,
		Inc	2,940
3,700	*	ESS Technology, Inc	54,242
2,200	*	Exar Corp	40,700
6,500	*	Finisar Corp	14,170
300		Franklin Electric Co, Inc	19,104
900	*	FuelCell Energy, Inc	12,204
500	*	Genesis Microchip, Inc	8,380
1,550	*	Genlyte Group, Inc	86,862
8,300	*	GrafTech International Ltd	124,085
400	*	Hutchinson Technology, Inc	11,224
4,600	*	Integrated Silicon Solution,
		Inc	81,604
300	*	IXYS Corp	2,820
11,200	*	Kemet Corp	160,608
2,200	*	Lattice Semiconductor Corp	19,206
300	*	Littelfuse, Inc	11,160
2,250		LSI Industries, Inc	27,360
3,700		Methode Electronics, Inc	47,730
325	*	Metrologic Instruments, Inc	7,605
4,200	*	Microsemi Corp	57,456
3,450	*	Moog, Inc (Class A)	117,714
13,800	*	MRV Communications, Inc	45,954
600		National Presto Industries,
		Inc	23,256
9	*	Novellus Systems, Inc	286
5,500	*	Oplink Communications, Inc	13,805
800	*	Optical Communication
		Products, Inc	2,632
1,000	*	OSI Systems, Inc	20,000
1,800		Park Electrochemical Corp	45,540
1,600	*	Pemstar, Inc	5,840
2,800	*	Pericom Semiconductor
		Corp	32,144
1,100	*	Photronics, Inc	19,514
2,000	*	Plexus Corp	35,580
900	*	Powell Industries, Inc	15,984
1,900	*	Powerwave Technologies,
		Inc	14,820
2,300	*	Rayovac Corp	65,780
20	*	Read-Rite Corp	0
3,200		Regal-Beloit Corp	63,936
3,800	*	Remec, Inc	28,880

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 269

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
900		Richardson Electronics Ltd	$ 10,899
2,000	*	SBA Communications Corp	7,760
1,700	*	SBS Technologies, Inc	26,282
3,500	*	Silicon Storage Technology,
		Inc	45,290
342	*	Siliconix, Inc	15,947
3,000	*	Sipex Corp	18,900
8,400	*	Skyworks Solutions, Inc	97,944
2,000		Smith (A.O.) Corp	57,900
600	*	Standard Microsystems
		Corp	15,984
600	*	Stoneridge, Inc	8,652
7,900	*	Sycamore Networks, Inc	32,232
1,900	*	Symmetricom, Inc	17,043
5,000	*	Technitrol, Inc	94,000
8,500	*	Terayon Communication
		Systems, Inc	29,070
5,400		Thomas & Betts Corp	117,828
1,000	*	Three-Five Systems, Inc	6,550
100	*	Tollgrade Communications,
		Inc	1,596
6,900	*	Triquint Semiconductor, Inc	50,370
900	*	TTM Technologies, Inc	11,088
4,500		Turnstone Systems, Inc	554
100	*	Universal Electronics, Inc	1,320
4,200	*	Valence Technology, Inc	18,690
4,300	*	Verso Technologies, Inc	7,181
620	*	Viasat, Inc	15,426
400	*	Vicor Corp	4,908
300	*	Virage Logic Corp	2,774
200	*	White Electronic Designs
		Corp	1,530
800		Woodhead Industries, Inc	12,000
1,500	*	Zhone Technologies, Inc	5,835

		TOTAL ELECTRONIC AND OTHER
		ELECTRIC EQUIPMENT	2,707,554

ENGINEERING AND MANAGEMENT SERVICES—1.95%
3,400	*	Applera Corp (Celera
		Genomics Group)	49,334
9,776	*	Century Business Services,
		Inc	48,000
1,700	*	Cornell Cos, Inc	19,669
4,700	*	Corrections Corp of America	167,320
2,000	*	CuraGen Corp	12,480
4,200	*	Decode Genetics, Inc	44,520
2,500	*	First Consulting Group, Inc	15,650
100	*	Forrester Research, Inc	1,895
9,200	*	Gartner, Inc (Class A)	107,180
4,100	*	Gene Logic, Inc	20,705

9,600	*	Incyte Corp	$ 79,776
300		Landauer, Inc	12,600
5,000	*	Lexicon Genetics, Inc	31,350
2,000	*	MAXIMUS, Inc	70,000
2,700	*	Maxygen, Inc	25,623
2,000	*	Parexel International Corp	35,740
3,100	*	Pharmacopeia, Inc	62,372
4,600	*	PRG-Schultz International,
		Inc	20,240
4,600	*	Savient Pharmaceuticals,
		Inc	17,388
2,000	*	Sourcecorp	53,000
1,400	*	Transkaryotic Therapies, Inc	24,024
400	*	TRC Cos, Inc	7,484
8,500	*	U.S. Oncology, Inc	125,630
2,100	*	URS Corp	60,438
3,184	*	Washington Group
		International, Inc	116,566
400	*	Watson Wyatt & Co
		Holdings	10,096

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	1,239,080

EXECUTIVE, LEGISLATIVE AND GENERAL—0.01%
900	*	Omega Protein Corp	6,543

		TOTAL EXECUTIVE,
		LEGISLATIVE AND
		GENERAL	6,543

FABRICATED METAL PRODUCTS—1.17%
1,700		CIRCOR International, Inc	38,420
21,500	*	Crown Holdings, Inc	200,380
3,300	*	Griffon Corp	71,280
1,000	*	Intermagnetics General
		Corp	26,500
10,000	*	Jacuzzi Brands, Inc	93,800
1,000		Material Sciences Corp	11,000
601	*	Mobile Mini, Inc	10,397
2,200	*	NCI Building Systems, Inc	51,612
800	*	Raytech Corp	2,304
8,200	*	Shaw Group, Inc	88,888
500	*	Silgan Holdings, Inc	22,865
700		Sturm Ruger & Co, Inc	9,457
7,300	*	Tower Automotive, Inc	36,792
2,000		Valmont Industries, Inc	39,960
1,800		Watts Water Technologies,
		Inc (Class A)	42,102

		TOTAL FABRICATED METAL
		PRODUCTS	745,757

FOOD AND KINDRED PRODUCTS—1.54%
300	*	Boston Beer Co, Inc
		(Class A)	5,526

270 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

FOOD AND KINDRED PRODUCTS—(Continued)
124		Coca-Cola Bottling Co
		Consolidated	$ 6,330
4,800		Corn Products International,
		Inc	192,000
4,200		Flowers Foods, Inc	110,208
4,000	*	Hercules, Inc	45,920
2,400	*	International Multifoods
		Corp	59,328
6,000	*	Interstate Bakeries Corp	68,220
800	*	J & J Snack Foods Corp	36,144
3,300		Lance, Inc	54,087
1,400	*	M&F Worldwide Corp	19,166
200		National Beverage Corp	1,904
3,300		Pilgrim’s Pride Corp	74,019
3,700	*	Ralcorp Holdings, Inc	112,591
600		Riviana Foods, Inc	16,740
1,300	*	Robert Mondavi Corp
		(Class A)	49,153
150		Sanderson Farms, Inc	5,510
4,600		Sensient Technologies Corp	85,882
4,107		Topps Co, Inc	39,222

		TOTAL FOOD AND KINDRED
		PRODUCTS	981,950

FOOD STORES—0.33%
400	*	7-Eleven, Inc	6,068
700	*	Great Atlantic & Pacific Tea
		Co, Inc	5,418
1,200		Ingles Markets, Inc
		(Class A)	12,848
800	*	Pantry, Inc	15,936
3,600	*	Pathmark Stores, Inc	28,728
4,300		Ruddick Corp	87,032
1,500		Weis Markets, Inc	50,625
304	*	Wild Oats Markets, Inc	3,596

		TOTAL FOOD STORES	210,251

FURNITURE AND FIXTURES—0.18%
1,400		Bassett Furniture Industries,
		Inc	27,762
718		Hooker Furniture Corp	16,686
2,900		Kimball International, Inc
		(Class B)	45,443
600		Stanley Furniture Co, Inc	23,298

		TOTAL FURNITURE AND
		FIXTURES	113,189

FURNITURE AND HOMEFURNISHINGS STORES—0.52%
500	*	EUniverse, Inc	1,100
1,400	*	Gamestop Corp (Class A)	25,228
2,000		Haverty Furniture Cos, Inc	42,560

2,600	*	Intertan, Inc	$ 36,322
4,600	*	Linens ‘n Things, Inc	162,886
2,600	*	Restoration Hardware, Inc	12,922
900	*	Rex Stores Corp	14,166
900	*	Trans World Entertainment
		Corp	8,532
2,500	*	Tweeter Home Entertainment
		Group, Inc	23,600
700	*	Ultimate Electronics, Inc	4,571

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	331,887

GENERAL BUILDING CONTRACTORS—1.34%
1,700		Beazer Homes U.S.A., Inc	180,047
1,995		Brookfield Homes Corp	70,005
500	*	Dominion Homes, Inc	19,025
1,425	*	Levitt Corp (Class A)	34,912
1,100	*	Meritage Corp	81,675
600	*	Palm Harbor Homes, Inc	12,576
2,200	*	Perini Corp	34,650
4,400		Standard-Pacific Corp	264,000
300	*	Technical Olympic U.S.A.,
		Inc	9,600
3,900		Walter Industries, Inc	46,566
2,200	*	WCI Communities, Inc	55,066
500	*	William Lyon Homes, Inc	46,600

		TOTAL GENERAL BUILDING
		CONTRACTORS	854,722

GENERAL MERCHANDISE STORES—0.95%
8,900	*	BJ’s Wholesale Club, Inc	226,505
1,350	*	Brookstone, Inc	37,139
5,851		Casey’s General Stores, Inc	97,127
8,200		Dillard’s, Inc (Class A)	157,112
3,600	*	ShopKo Stores, Inc	52,632
2,500	*	Stein Mart, Inc	34,500

		TOTAL GENERAL
		MERCHANDISE STORES	605,015

HEALTH SERVICES—0.84%
1,000	*	Beverly Enterprises, Inc	6,400
1,000	*	Chronimed, Inc	7,770
1,400	*	Cross Country Healthcare,
		Inc	23,310
300	*	Curative Health Services,
		Inc	4,020
1,600	*	Genesis HealthCare Corp	38,960
400	*	Gentiva Health Services, Inc	6,196
400	*	Impath, Inc	2,440
1,600	*	Kindred Healthcare, Inc	80,480
1,059	*	Matria Healthcare, Inc	26,814
600	*	MIM Corp	4,564
3,400	*	NeighborCare, Inc	82,450

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 271

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

HEALTH SERVICES—(Continued)
200	*	Option Care, Inc	$ 2,278
6,600	*	Orthodontic Centers of
		America, Inc	52,140
200	*	Pediatrix Medical Group,
		Inc	12,600
5,100	*	Province Healthcare Co	81,090
1,600	*	RehabCare Group, Inc	31,808
100	*	Specialty Laboratories, Inc	1,080
2,000	*	Sunrise Senior Living, Inc	71,700

		TOTAL HEALTH SERVICES	536,100

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.23%
4,400		Granite Construction, Inc	104,588
2,600	*	Insituform Technologies,
		Inc (Class A)	40,638

		TOTAL HEAVY CONSTRUCTION,
		EXCEPT BUILDING	145,226

HOLDING AND OTHER INVESTMENT OFFICES—13.57%
1,500	*	4Kids Entertainment, Inc	33,555
2,100		Acadia Realty Trust	29,631
600		Alabama National Bancorp	33,312
2,100		Alexandria Real Estate
		Equities, Inc	132,300
1,600		Allegiant Bancorp, Inc	47,056
3,278		Amcore Financial, Inc	97,652
1,204		American Home Mortgage
		Investment Corp	34,675
700		American Land Lease, Inc	14,301
1,100		American Mortgage
		Acceptance Co	19,855
2,300		AMLI Residential Properties
		Trust	64,975
6,400		Anthracite Capital, Inc	81,472
5,300		Anworth Mortgage Asset
		Corp	73,988
2,000		Associated Estates Realty
		Corp	18,340
1,800		Bedford Property Investors	54,846
2,400	*	Boykin Lodging Co	22,272
3,600		Brandywine Realty Trust	109,980
7,700		Brookline Bancorp, Inc	122,815
500		BRT Realty Trust	11,930
3,500		Capital Automotive REIT	123,585
500		Capitol Bancorp Ltd	13,550
1,300		Capstead Mortgage Corp	23,985
2,200		Colonial Properties Trust	89,760
5,788		Commercial Net Lease
		Realty, Inc	114,313
960		Community Banks, Inc	29,914

1,900		Community First
		Bankshares, Inc	$ 61,066
1,114		Connecticut Bancshares, Inc	57,883
7,800		Cornerstone Realty Income
		Trust, Inc	72,930
3,900		Corporate Office Properties
		Trust	97,500
1,400		Correctional Properties Trust	43,120
1,700	*	Criimi MAE, Inc	18,955
2,300		Eastgroup Properties, Inc	81,650
2,700		Entertainment Properties
		Trust	110,457
5,400		Equity Inns, Inc	49,680
3,600		Equity One, Inc	69,192
1,400		Essex Property Trust, Inc	91,700
6,500	*	FelCor Lodging Trust, Inc	67,730
700		First Defiance Financial
		Corp	19,502
1,500		First Indiana Corp	30,225
5,100		First Industrial Realty Trust,
		Inc	201,450
10,602		First Niagara Financial
		Group, Inc	144,717
1,600		First Place Financial Corp	29,024
7,200		Fremont General Corp	220,320
3,700		Gables Residential Trust	134,125
2,300		Glenborough Realty Trust,
		Inc	51,405
2,100		Glimcher Realty Trust	56,910
1,900		Great Lakes REIT	29,412
6,800		Greater Bay Bancorp	198,900
1,350	*	Hawthorne Financial Corp	59,387
6,510		Health Care REIT, Inc	264,306
2,600		Heritage Property
		Investment Trust	80,860
7,000		Highwoods Properties, Inc	183,470
4,048		Home Properties, Inc	164,956
6,900		IMPAC Mortgage Holdings,
		Inc	187,680
3,500		Innkeepers U.S.A. Trust	31,990
4,700		Investors Real Estate Trust	46,154
2,092		iShares Russell 2000 Value
		Index Fund	358,046
3,000		Keystone Property Trust	72,930
3,300		Kilroy Realty Corp	117,150
2,500		Koger Equity, Inc	58,675
2,900		Kramont Realty Trust	54,810
21,500	*	La Quinta Corp	162,110
2,900		LaSalle Hotel Properties	68,440
4,900		Lexington Corporate
		Properties Trust	106,771
2,300	*	Local Financial Corp	50,140
1,800		LTC Properties, Inc	32,598

272 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
700		Manufactured Home
		Communities, Inc	$ 24,710
600		MASSBANK Corp	23,862
7,700	*	Meristar Hospitality Corp	53,515
7,900		MFA Mortgage Investments,
		Inc	79,790
2,000		Mid-America Apartment
		Communities, Inc	74,260
2,000		Mission West Properties, Inc	26,500
3,000		National Health Investors,
		Inc	92,400
900		National Health Realty, Inc	16,812
8,400		Nationwide Health
		Properties, Inc	187,068
3,900		Newcastle Investment Corp	131,430
2,200		Omega Healthcare
		Investors, Inc	23,914
1,300		Parkway Properties, Inc	60,775
466		Pennsylvania Real Estate
		Investment Trust	17,550
4,200		Post Properties, Inc	120,960
4,300		Prentiss Properties Trust	158,670
700	*	Price Legacy Corp	11,935
703		Prosperity Bancshares, Inc	16,563
1,700		PS Business Parks, Inc	78,795
200		Quaker City Bancorp, Inc	10,880
2,800		RAIT Investment Trust	82,740
1,400		Ramco-Gershenson
		Properties	39,480
6,700		Reckson Associates Realty
		Corp	188,538
1,627		Redwood Trust, Inc	101,151
800		Sandy Spring Bancorp, Inc	29,024
1,500		Saul Centers, Inc	45,825
6,400		Senior Housing Properties
		Trust	124,800
1,600		Sizeler Property Investors	18,624
4,100		SL Green Realty Corp	195,570
1,900		Sovran Self Storage, Inc	79,363
3,700		Summit Properties, Inc	88,245
1,300		Sun Communities, Inc	55,666
5,279		Susquehanna Bancshares,
		Inc	135,301
500		Tanger Factory Outlet
		Centers, Inc	22,660
2,600		Taubman Centers, Inc	65,442
770		Tompkins Trustco, Inc	35,035
1,700		Town & Country Trust	46,240
200	*	Transcontinental Realty
		Investors, Inc	2,902

2,600		U.S. Restaurant Properties,
		Inc	$ 48,724
1,300		Universal Health Realty
		Income Trust	43,810
2,800		Urstadt Biddle Properties,
		Inc (Class A)	46,200
9,800		Ventas, Inc	269,304
2,000		Washington Real Estate
		Investment Trust	64,900
4,090		Waypoint Financial Corp	109,694
700		Westfield Financial, Inc	17,234
2,800		Winston Hotels, Inc	29,512

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	8,632,761

HOTELS AND OTHER LODGING PLACES—0.73%
3,300	*	Boca Resorts, Inc (Class A)	57,585
800		Choice Hotels International,
		Inc	35,792
9,500		Extended Stay America, Inc	184,015
2,500		Marcus Corp	43,375
3,800	*	Pinnacle Entertainment, Inc	52,440
4,800	*	Prime Hospitality Corp	54,624
2,500	*	Vail Resorts, Inc	39,400

		TOTAL HOTELS AND OTHER
		LODGING PLACES	467,231

INDUSTRIAL MACHINERY AND EQUIPMENT—5.94%
400	*	Aaon, Inc	7,916
2,800	*	Actuant Corp	109,844
13,350	*	Adaptec, Inc	116,946
800		Alamo Group, Inc	13,912
700		Ampco-Pittsburgh Corp	9,037
2,000	*	Astec Industries, Inc	32,220
7,900	*	Axcelis Technologies, Inc	87,848
600		BHA Group Holdings, Inc	17,994
2,100		Black Box Corp	112,539
200	*	Blount International, Inc	2,000
2,700		Briggs & Stratton Corp	182,169
500	*	Brooks Automation, Inc	10,490
1,400		Cascade Corp	28,420
4,100	*	Cirrus Logic, Inc	31,078
1,000	*	Computer Network
		Technology Corp	8,000
200	*	Cuno, Inc	8,976
900	*	Dril-Quip, Inc	14,796
4,600	*	Electronics For Imaging, Inc	113,022
2,700	*	EnPro Industries, Inc	51,084
2,800	*	Esterline Technologies Corp	69,580
6,300	*	Flowserve Corp	131,985
2,200	*	Gardner Denver, Inc	59,576

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 273

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
29,100	*	Gateway, Inc	$ 153,648
2,700	*	Global Power Equipment
		Group, Inc	22,734
900		Gorman-Rupp Co	23,310
1,800	*	Hypercom Corp	14,292
1,900		IDEX Corp	82,612
5,000	*	InFocus Corp	46,750
1,800	*	Interland, Inc	7,434
4,400		Iomega Corp	24,596
5,800		JLG Industries, Inc	82,940
3,900		Joy Global, Inc	109,473
700	*	Kadant, Inc	14,595
1,700		Kaydon Corp	46,801
4,300		Kennametal, Inc	177,461
1,700	*	Komag, Inc	31,280
5,900		Lennox International, Inc	109,445
3,900		Lincoln Electric Holdings,
		Inc	109,785
200		Lindsay Manufacturing Co	4,816
800		Lufkin Industries, Inc	25,080
3,000		Manitowoc Co, Inc	88,740
400	*	Mestek, Inc	7,192
4,600	*	Milacron, Inc	15,962
2,900		Modine Manufacturing Co	75,574
600		Nacco Industries, Inc
		(Class A)	49,440
800		Nordson Corp	29,968
1,000	*	Oil States International, Inc	13,440
2,200	*	PalmOne, Inc	46,992
3,700	*	Paxar Corp	54,575
10,200	*	Quantum Corp	37,740
1,400		Robbins & Myers, Inc	30,170
1,400		Sauer-Danfoss, Inc	19,138
600		Schawk, Inc	8,028
1,465	*	Semitool, Inc	18,664
27,500	*	Silicon Graphics, Inc	69,850
400	*	Simpletech, Inc	1,900
1,500		Standex International Corp	40,500
3,200		Stewart & Stevenson
		Services, Inc	46,784
2,052		Tecumseh Products Co
		(Class A)	86,389
600		Tennant Co	23,802
5,700	*	Terex Corp	210,729
1,300		Thomas Industries, Inc	40,950
900		Toro Co	55,800
5,800	*	UNOVA, Inc	125,338
400	*	Veeco Instruments, Inc	11,220
1,128		Woodward Governor Co	71,899

4,900		York International Corp	$ 192,619

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	3,779,887

INSTRUMENTS AND RELATED PRODUCTS—2.54%
1,000	*	Aclara BioSciences, Inc	3,920
900		Analogic Corp	40,941
574		Arrow International, Inc	17,157
860	*	Bruker BioSciences Corp	4,309
1,700	*	Coherent, Inc	44,693
2,500		Cohu, Inc	46,625
700	*	Cole National Corp	15,449
1,300	*	Concord Camera Corp	8,164
3,900	*	Conmed Corp	115,206
4,400	*	Credence Systems Corp	52,272
1,450		Datascope Corp	50,953
300	*	DJ Orthopedics, Inc	7,755
3,243	*	DRS Technologies, Inc	90,739
1,500		EDO Corp	36,120
600	*	ESCO Technologies, Inc	27,672
1,100	*	Haemonetics Corp	34,595
2,700	*	Hanger Orthopedic Group,
		Inc	48,735
1,300	*	Herley Industries, Inc	24,544
2,600	*	Hologic, Inc	52,650
5,800	*	Input/Output, Inc	44,950
1,900		Invacare Corp	85,766
500	*	Invision Technologies, Inc	24,835
2,300	*	Ionics, Inc	65,320
200		Keithley Instruments, Inc	4,142
2,500		Mine Safety Appliances Co	70,900
600	*	MKS Instruments, Inc	14,406
1,000		Movado Group, Inc	29,940
2,109		MTS Systems Corp	58,356
4,300	*	Newport Corp	71,896
1,800	*	Ocular Sciences, Inc	52,470
2,200	*	Orbital Sciences Corp	27,566
1,400	*	Rofin-Sinar Technologies,
		Inc	41,790
200	*	Rudolph Technologies, Inc	3,746
3,900	*	Sola International, Inc	90,675
1,000	*	Sybron Dental Specialties,
		Inc	27,250
700		Sypris Solutions, Inc	11,900
3,900	*	Theragenics Corp	20,982
4,000	*	Viasys Healthcare, Inc	90,480
800		Vital Signs, Inc	26,984
2,100	*	Zygo Corp	32,823

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	1,619,676

274 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE—0.06%
1,700	*	Clark, Inc	$ 28,900
1,300		Crawford & Co (Class B)	6,604

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	35,504

INSURANCE CARRIERS—4.01%
1,200		21st Century Insurance Group	17,280
4,000		Alfa Corp	54,440
7,100	*	Allmerica Financial Corp	245,305
600	*	American Medical Security
		Group, Inc	16,026
1,200	*	American Physicians
		Capital, Inc	25,080
5,200		AmerUs Group Co	209,820
3,400	*	Argonaut Group, Inc	64,702
1,000		Baldwin & Lyons, Inc
		(Class B)	29,030
2,000	*	CNA Surety Corp	22,100
3,100		Commerce Group, Inc	148,800
3,300		Delphi Financial Group, Inc
		(Class A)	138,666
500		Donegal Group, Inc	10,020
300		EMC Insurance Group, Inc	6,318
200	*	Enstar Group, Inc	9,228
1,600		FBL Financial Group, Inc
		(Class A)	44,960
1,100	*	Financial Industries Corp	14,586
900		Great American Financial
		Resources, Inc	14,184
4,000		Harleysville Group, Inc	74,480
5,200		Horace Mann Educators
		Corp	81,744
400		Independence Holding Co	12,324
1,700		Infinity Property & Casualty
		Corp	53,431
500		Kansas City Life Insurance
		Co	21,395
2,500		Landamerica Financial
		Group, Inc	113,150
1,000		Midland Co	24,950
300	*	National Western Life
		Insurance Co (Class A)	44,337
400	*	Navigators Group, Inc	11,512
300		NYMAGIC, Inc	7,590
7,400	*	Ohio Casualty Corp	147,926
1,300		Penn-America Group, Inc	19,058
1,586	*	Philadelphia Consolidated
		Holding Corp	91,988
12,500		Phoenix Cos, Inc	167,625
900	*	Pico Holdings, Inc	14,787
2,900	*	PMA Capital Corp (Class A)	17,603

2,800		Presidential Life Corp	$ 41,944
300	*	ProAssurance Corp	10,500
2,400		RLI Corp	92,640
1,326		Safety Insurance Group, Inc	25,194
1,900		Selective Insurance Group,
		Inc	66,633
1,700		State Auto Financial Corp	43,877
2,100		Stewart Information
		Services Corp	82,530
1,000	*	Triad Guaranty, Inc	52,750
4,900	*	UICI	72,324
1,000		United Fire & Casualty Co	42,269
3,100	*	Universal American
		Financial Corp	37,200
200		Zenith National Insurance
		Corp	7,840

		TOTAL INSURANCE
		CARRIERS	2,550,146

JUSTICE, PUBLIC ORDER AND SAFETY—0.05%
1,300	*	Geo Group, Inc	29,900

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	29,900

LEATHER AND LEATHER PRODUCTS—0.36%
2,400		Brown Shoe Co, Inc	87,432
300		K-Swiss, Inc (Class A)	7,341
1,900	*	Maxwell Shoe Co, Inc
		(Class A)	42,769
1,300	*	Steven Madden Ltd	25,948
2,800		Wolverine World Wide, Inc	67,564

		TOTAL LEATHER AND
		LEATHER PRODUCTS	231,054

LUMBER AND WOOD PRODUCTS—0.25%
240		American Woodmark Corp	15,950
1,300		Deltic Timber Corp	46,124
600	*	Modtech Holdings, Inc	4,446
800		Skyline Corp	30,856
2,100		Universal Forest Products,
		Inc	64,806

		TOTAL LUMBER AND WOOD
		PRODUCTS	162,182

METAL MINING—0.28%
400	*	Cleveland-Cliffs, Inc	26,172
7,100	*	Hecla Mining Co	59,711
5,868	*	Stillwater Mining Co	92,128

		TOTAL METAL MINING	178,011

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.71%
8,800		Callaway Golf Co	167,024
1,700	*	Identix, Inc	9,824

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 275

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES—(Continued)
3,200	*	Jakks Pacific, Inc	$ 48,000
4,000	*	K2, Inc	64,120
1,100	*	Lydall, Inc	11,220
1,800		Nautilus Group, Inc	28,350
1,900	*	Oneida Ltd	4,655
1,400		Penn Engineering &
		Manufacturing Corp	23,758
1,200	*	RC2 Corp	33,000
1,200		Russ Berrie & Co, Inc	42,000
600	*	Steinway Musical
		Instruments, Inc	19,230

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	451,181

MISCELLANEOUS RETAIL—1.03%
4,500	*	Alloy, Inc	21,600
200	*	Big 5 Sporting Goods Corp	5,050
900		Blair Corp	23,985
3,800		Cash America International,
		Inc	87,590
1,700	*	Duane Reade, Inc	28,798
900	*	Finlay Enterprises, Inc	16,209
2,700		Friedman’s, Inc (Class A)	15,660
400	*	Galyans Trading Co, Inc	4,024
2,215	*	Jo-Ann Stores, Inc	62,131
4,000		Longs Drug Stores Corp	75,320
600	*	PC Connection, Inc	4,734
1,495	*	Sports Authority, Inc	59,920
4,800		Stamps.com, Inc	28,752
1,300	*	Systemax, Inc	6,864
1,000	*	Whitehall Jewellers, Inc	9,140
200		World Fuel Services Corp	7,346
3,200	*	Zale Corp	196,960

		TOTAL MISCELLANEOUS
		RETAIL	654,083

MOTION PICTURES—0.10%
4,100	*	AMC Entertainment, Inc	62,935

		TOTAL MOTION PICTURES	62,935

NONDEPOSITORY INSTITUTIONS—0.79%
400	*	Accredited Home Lenders
		Holding Co	15,760
2,700		Advanta Corp (Class A)	45,252
3,100		CharterMac	76,818
700	*	CompuCredit Corp	14,798
1,300	*	Credit Acceptance Corp	24,687
1,700	b*	DVI, Inc	94
1,800	*	Financial Federal Corp	60,174
3,700		MCG Capital Corp	74,703
1,900		Medallion Financial Corp	16,435

3,700	*	Metris Cos, Inc	$ 29,748
3,400	*	Saxon Capital, Inc	96,594
100	*	United PanAm Financial
		Corp	1,599
900		Westcorp	39,663
100	*	WFS Financial, Inc	4,332

		TOTAL NONDEPOSITORY
		INSTITUTIONS	500,657

NONMETALLIC MINERALS, EXCEPT FUELS—0.07%
2,600		Amcol International Corp	45,370

		TOTAL NONMETALLIC
		MINERALS, EXCEPT FUELS	45,370

OIL AND GAS EXTRACTION—3.61%
1,100	*	Atwood Oceanics, Inc	39,149
1,900		Berry Petroleum Co
		(Class A)	51,832
1,500		Cabot Oil & Gas Corp
		(Class A)	45,840
5,400	*	Cimarex Energy Co	156,060
100	*	Clayton Williams Energy, Inc	3,470
2,500	*	Comstock Resources, Inc	49,675
4,600	*	Denbury Resources, Inc	77,556
1,200	*	Encore Acquisition Co	33,240
2,800	*	Energy Partners Ltd	37,380
5,800	*	Forest Oil Corp	146,450
9,200	*	Global Industries Ltd	53,820
4,000	*	Hanover Compressor Co	48,360
4,600	*	Harvest Natural Resources,
		Inc	67,206
3,300	*	Horizon Offshore, Inc	9,999
1,700	*	Houston Exploration Co	76,041
2,900	*	KCS Energy, Inc	31,030
9,000	*	Magnum Hunter Resources,
		Inc	91,260
1,000	*	McMoRan Exploration Co	14,800
5,600	*	Meridian Resource Corp	33,712
800	*	Newpark Resources, Inc	4,160
2,300	*	Nuevo Energy Co	74,888
200	*	Oceaneering International,
		Inc	6,090
11,300	*	Parker Drilling Co	47,121
1,200		Patina Oil & Gas Corp	31,500
100		Penn Virginia Corp	6,060
2,100	*	Petroleum Development Corp	60,165
3,600	*	Plains Exploration &
		Production Co	67,104
7,000		Range Resources Corp	84,910
2,300	*	Seacor Smit, Inc	94,484
3,300	*	Spinnaker Exploration Co	118,536
2,200		St. Mary Land & Exploration
		Co	73,546

276 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
3,000	*	Stone Energy Corp	$ 148,380
3,500	*	Swift Energy Co	65,975
4,700	*	Tom Brown, Inc	176,720
2,300	*	Transmontaigne, Inc	14,030
2,800	*	Veritas DGC, Inc	57,960
6,600		Vintage Petroleum, Inc	96,756

		TOTAL OIL AND GAS
		EXTRACTION	2,295,265

PAPER AND ALLIED PRODUCTS—0.95%
3,500	*	Buckeye Technologies, Inc	36,260
3,500	*	Caraustar Industries, Inc	40,775
1,900		Chesapeake Corp	45,353
3,700		Glatfelter	41,588
1,700		Greif, Inc (Class A)	59,398
6,900	*	Longview Fibre Co	77,004
1,300	*	Playtex Products, Inc	8,983
2,100		Pope & Talbot, Inc	36,099
3,500		Potlatch Corp	142,625
3,300		Rock-Tenn Co (Class A)	47,586
1,900		Schweitzer-Mauduit
		International, Inc	61,370
600		Wausau-Mosinee Paper
		Corp	8,454

		TOTAL PAPER AND ALLIED
		PRODUCTS	605,495

PERSONAL SERVICES—0.31%
4,800	*	Alderwoods Group, Inc	49,920
1,200		Angelica Corp	27,396
2,300		G & K Services, Inc
		(Class A)	85,606
1,200		Unifirst Corp	33,096

		TOTAL PERSONAL SERVICES	196,018

PETROLEUM AND COAL PRODUCTS—0.30%
100		ElkCorp	2,709
700		Frontier Oil Corp	13,566
100		Holly Corp	3,186
7,700	*	Tesoro Petroleum Corp	144,683
800		WD-40 Co	28,000

		TOTAL PETROLEUM AND
		COAL PRODUCTS	192,144

PRIMARY METAL INDUSTRIES—2.36%
12,600	*	AK Steel Holding Corp	73,962
10,800		Allegheny Technologies, Inc	130,680
11,955	*	Andrew Corp	209,213
3,000		Belden, Inc	56,910
1,800	*	Brush Engineered Materials,
		Inc	36,486
2,500	*	Cable Design Technologies
		Corp	23,700
2,700		Carpenter Technology Corp	88,776

1,700	*	Century Aluminum Co	$ 47,991
6,900	*	CommScope, Inc	114,885
2,200		Curtiss-Wright Corp	103,114
500	*	Encore Wire Corp	18,625
900	*	General Cable Corp	6,642
600		Gibraltar Steel Corp	14,748
700	*	Liquidmetal Technologies,
		Inc	2,233
3,200		Mueller Industries, Inc	108,768
800		NN, Inc	9,336
1,900	*	NS Group, Inc	24,700
1		Precision Castparts Corp	44
2,200		Quanex Corp	93,478
2,500	*	RTI International Metals,
		Inc	39,575
1,000		Ryerson Tull, Inc	13,090
1,950		Schnitzer Steel Industries,
		Inc (Class A)	62,517
3,000	*	Steel Dynamics, Inc	74,340
2,800		Texas Industries, Inc	101,220
3,400		Tredegar Corp	49,742

		TOTAL PRIMARY METAL
		INDUSTRIES	1,504,775

PRINTING AND PUBLISHING—1.19%
8,200	*	American Greetings Corp
		(Class A)	186,714
3,000		Banta Corp	138,870
2,100		Bowne & Co, Inc	35,910
1,500	*	Consolidated Graphics, Inc	57,675
300		Courier Corp	13,425
600		CSS Industries, Inc	19,950
1,700		Ennis Business Forms, Inc	28,458
500		Harland (John H.) Co	15,560
700	*	Information Holdings, Inc	14,434
4,100	*	Journal Register Co	85,690
2,000	*	Mail-Well, Inc	8,940
600	*	Martha Stewart Living
		Omnimedia, Inc (Class A)	6,600
1,000		New England Business
		Services, Inc	33,850
300	*	Playboy Enterprises, Inc
		(Class B)	4,206
19,600	*	Primedia, Inc	52,920
600		Pulitzer, Inc	28,950
1,100		Standard Register Co	17,633
300		Thomas Nelson, Inc	8,166

		TOTAL PRINTING AND
		PUBLISHING	757,951

RAILROAD TRANSPORTATION—0.34%
2,000		Florida East Coast
		Industries	71,640

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 277

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

RAILROAD TRANSPORTATION—(Continued)
1,350	*	Genesee & Wyoming, Inc
		(Class A)	$ 33,345
8,200	*	Kansas City Southern
		Industries, Inc	113,980

		TOTAL RAILROAD
		TRANSPORTATION	218,965

REAL ESTATE—0.47%
700	*	Avatar Holdings, Inc	26,243
3,800	*	Jones Lang LaSalle, Inc	97,698
200	*	Orleans Homebuilders, Inc	4,810
12,900	*	Stewart Enterprises, Inc
		(Class A)	93,783
977	*	Tarragon Realty Investors,
		Inc	13,922
4,200	*	Trammell Crow Co	58,926
200		United Capital Corp	4,376

		TOTAL REAL ESTATE	299,758

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—1.17%
621	*	Applied Films Corp	17,326
1,500		Bandag, Inc	74,655
8,700		Cooper Tire & Rubber Co	175,305
20,200	*	Goodyear Tire & Rubber Co	172,508
800	*	Gundle/SLT Environmental,
		Inc	14,736
800	*	Jarden Corp	28,408
2,500		Myers Industries, Inc	30,750
3,900		Schulman (A.), Inc	76,635
1,900	*	Skechers U.S.A., Inc
		(Class A)	24,909
2,800		Spartech Corp	69,720
1,600		Tupperware Corp	28,496
2,000	*	Vans, Inc	29,600

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	743,048

SECURITY AND COMMODITY BROKERS—0.35%
800		First Albany Cos, Inc	11,072
300		Gabelli Asset Management,
		Inc (Class A)	12,084
2,200	*	Investment Technology
		Group, Inc	33,660
9,200	*	Knight Trading Group, Inc	116,472
1,418		Sanders Morris Harris Group,
		Inc	16,973
1,900		SWS Group, Inc	34,029

		TOTAL SECURITY AND
		COMMODITY BROKERS	224,290

SPECIAL TRADE CONTRACTORS—0.69%
3,123	*	Bookham Technology plc
		(Spon ADR)	$ 6,808
6,400	*	Dycom Industries, Inc	169,728
1,600	*	EMCOR Group, Inc	58,720
1,600	*	Integrated Electrical
		Services, Inc	17,984
700	*	John B. Sanfilippo & Son	25,690
2,200	*	Matrix Service Co	29,766
9,800	*	Quanta Services, Inc	69,384
1,200		Roto-Rooter, Inc	60,660

		TOTAL SPECIAL TRADE
		CONTRACTORS	438,740

STONE, CLAY, AND GLASS PRODUCTS—0.48%
900		Ameron International Corp	30,357
2,900		Apogee Enterprises, Inc	35,757
2,400		Eagle Materials, Inc	141,240
700		Libbey, Inc	18,151
4,600	b*	USG Corp	80,454

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	305,959

TEXTILE MILL PRODUCTS—0.22%
3,300		Albany International
		Corp (Class A)	88,737
201	*	Hampshire Group Ltd	6,126
5,700	*	Interface, Inc (Class A)	45,315

		TOTAL TEXTILE MILL
		PRODUCTS	140,178

TOBACCO PRODUCTS—0.26%
3,300		Universal Corp (Virginia)	167,706

		TOTAL TOBACCO PRODUCTS	167,706

TRANSPORTATION BY AIR—1.03%
3,100	*	Alaska Air Group, Inc	76,446
1,400	*	America West Holdings Corp
		(Class B)	13,342
7,300	*	AMR Corp	92,929
4,300	*	Atlantic Coast Airlines
		Holdings, Inc	31,261
8,300	*	Continental Airlines, Inc
		(Class B)	103,999
4,700	*	Frontier Airlines, Inc	48,974
1,300	*	MAIR Holdings, Inc	11,882
8,100	*	Northwest Airlines Corp	81,891
2,200	*	Offshore Logistics, Inc	50,710
500	*	Petroleum Helicopters (Vote)	12,350
6,900		Skywest, Inc	132,756

		TOTAL TRANSPORTATION
		BY AIR	656,540

278 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

TRANSPORTATION EQUIPMENT—1.74%
3,700	*	AAR Corp	$ 45,436
1,900	*	Aftermarket Technology Corp	27,911
1,590		Arctic Cat, Inc	40,529
400		Clarcor, Inc	17,660
1,900		Coachmen Industries, Inc	31,692
900	*	Ducommun, Inc	21,033
2,000	*	Dura Automotive Systems,
		Inc	26,580
1,500	*	Fairchild Corp (Class A)	7,470
2,900		Federal Signal Corp	57,565
4,900	*	Fleetwood Enterprises, Inc	60,172
4,100		GenCorp, Inc	44,403
800	*	Greenbrier Cos, Inc	13,512
1,700		Heico Corp	26,673
150		Heico Corp (Class A)	1,846
2,900		Kaman Corp (Class A)	43,297
3,400		Monaco Coach Corp	91,120
400		Oshkosh Truck Corp	22,280
500	*	Sequa Corp (Class A)	24,700
500		Standard Motor Products,
		Inc	7,840
155	*	Strattec Security Corp	9,807
1,700		Superior Industries
		International, Inc	60,248
5,500	*	Tenneco Automotive, Inc	69,795
4,700		Trinity Industries, Inc	130,660
1,900	*	Triumph Group, Inc	62,795
17,000		Visteon Corp	162,690

		TOTAL TRANSPORTATION
		EQUIPMENT	1,107,714

TRANSPORTATION SERVICES—0.35%
900		Ambassadors International,
		Inc	11,745
400	*	EGL, Inc	7,184
5,600		GATX Corp	124,152
1,704	*	Navigant International, Inc	30,672
3,900	*	RailAmerica, Inc	46,995

		TOTAL TRANSPORTATION
		SERVICES	220,748

TRUCKING AND WAREHOUSING—0.66%
2,900		Arkansas Best Corp	77,691
100	*	Covenant Transport, Inc
		(Class A)	1,803
600		Heartland Express, Inc	13,668
100	*	P.A.M. Transportation
		Services	1,730
1,628	*	SCS Transportation, Inc	35,490
800	*	U.S. Xpress Enterprises,
		Inc (Class A)	11,368
3,600		USF Corp	123,192

4,594	*	Yellow Roadway Corp	$ 154,680

		TOTAL TRUCKING AND
		WAREHOUSING	419,622

WATER TRANSPORTATION—0.55%
5,400		Alexander & Baldwin, Inc	178,632
300	*	Gulfmark Offshore, Inc	4,713
2,100	*	Kirby Corp	70,959
500		Maritrans, Inc	7,855
2,100		Overseas Shipholding Group,
		Inc	76,650
1,600	*	Seabulk International, Inc	14,240

		TOTAL WATER
		TRANSPORTATION	353,049

WHOLESALE TRADE-DURABLE GOODS—2.53%
1,800		Action Performance Cos,
		Inc	27,486
3,700		Agilysys, Inc	44,030
1,600	*	Alliance Imaging, Inc	6,240
3,600		Anixter International, Inc	101,700
2,300		Applied Industrial
		Technologies, Inc	52,256
800	*	Audiovox Corp (Class A)	16,000
4,200	*	Aviall, Inc	63,840
1,000		Barnes Group, Inc	27,890
2,000	*	Boyds Collection Ltd	5,020
3,400		Commercial Metals Co	108,256
3,000	*	Compucom Systems, Inc	16,470
1,700	*	Department 56, Inc	25,126
3,200		Handleman Co	76,608
3,900		Hughes Supply, Inc	204,360
2,100	*	Imagistics International, Inc	92,505
5,000	*	Insight Enterprises, Inc	96,250
1,000	*	Insurance Auto Auctions, Inc	14,530
698		Lawson Products, Inc	22,762
500		Owens & Minor, Inc	12,650
6,400		Pep Boys-Manny Moe & Jack	177,600
1,300		Pomeroy IT Solutions, Inc	18,850
6,600	*	PSS World Medical, Inc	73,854
3,200		Reliance Steel & Aluminum
		Co	112,480
16,000	*	Safeguard Scientifics, Inc	59,520
2,200	*	TBC Corp	64,614
2,500		Watsco, Inc	72,500
1,000	*	WESCO International, Inc	14,900

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	1,608,297

WHOLESALE TRADE-NONDURABLE GOODS—1.66%
5,400		Acuity Brands, Inc	128,952

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 279

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
1,300		Advanced Marketing
		Services, Inc	$ 12,870
100	*	Central European
		Distribution Corp	3,234
4,400	*	Chiquita Brands
		International, Inc	91,740
1,300		D&K Healthcare Resources,
		Inc	13,325
5,400		DIMON, Inc	38,340
1,000		Getty Realty Corp	26,570
2,700	*	Hain Celestial Group, Inc	59,643
3,900	*	Men’s Wearhouse, Inc	103,623
1,179		Nash Finch Co	27,919
2,400		Nu Skin Enterprises, Inc
		(Class A)	48,360
5,400		Perrigo Co	108,270
500	*	Perry Ellis International, Inc	13,745
3,500		Russell Corp	63,910
1,900	*	School Specialty, Inc	67,583
1,700	*	Smart & Final, Inc	19,516
500		Standard Commercial Corp	9,275
4,800		Stride Rite Corp	50,928
2,900	*	United Stationers, Inc	122,090
3,500		Valhi, Inc	44,170

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	1,054,063

		TOTAL COMMON STOCK
		(Cost $46,735,717)	63,444,421

		TOTAL PORTFOLIO—99.67%
		(Cost $46,735,717)	63,444,421
		OTHER ASSETS &
		LIABILITIES, NET—0.33%	210,500

		NET ASSETS—100.00%	$63,654,921

*	Non-income producing
b	In bankruptcy
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

280 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-Crops	$ 286,783	0.22%
Agricultural Production-Livestock	12,730	0.01
Amusement and Recreation Services	1,111,265	0.86
Apparel and Accessory Stores	2,310,302	1.80
Apparel and Other Textile Products	596,905	0.46
Auto Repair, Services and Parking	198,007	0.15
Automotive Dealers and Service Stations	678,981	0.53
Building Materials and Garden Supplies	467,305	0.36
Business Services	13,909,392	10.82
Chemicals and Allied Products	8,962,889	6.97
Coal Mining	394,314	0.31
Communications	2,700,144	2.10
Depository Institutions	12,082,076	9.40
Eating and Drinking Places	1,647,583	1.28
Educational Services	385,047	0.30
Electric, Gas, and Sanitary Services	3,749,641	2.91
Electronic and Other Electric Equipment	9,580,237	7.44
Engineering and Management Services	4,080,586	3.17
Executive, Legislative and General	5,816	0.00
Fabricated Metal Products	1,041,080	0.81
Food and Kindred Products	1,352,225	1.05
Food Stores	458,666	0.36
Furniture and Fixtures	200,499	0.16
Furniture and Homefurnishings Stores	725,375	0.56
General Building Contractors	1,005,040	0.78
General Merchandise Stores	822,220	0.64
Health Services	2,215,596	1.72
Heavy Construction, Except Building	149,101	0.12
Holding and Other Investment Offices	11,966,992	9.31
Hotels and Other Lodging Places	701,282	0.54
Industrial Machinery and Equipment	6,438,782	5.00
Instruments and Related Products	7,590,378	5.90
Insurance Agents, Brokers and Service	249,533	0.19
Insurance Carriers	3,267,633	2.54
Justice, Public Order and Safety	32,200	0.03
Leather and Leather Products	370,507	0.29
Legal Services	51,408	0.04
Lumber and Wood Products	271,652	0.21
Metal Mining	544,115	0.42

Miscellaneous Manufacturing Industries	$ 821,210	0.64%
Miscellaneous Retail	1,590,670	1.24
Motion Pictures	528,998	0.41
Nondepository Institutions	1,051,249	0.82
Nonmetallic Minerals, Except Fuels	44,480	0.03
Oil and Gas Extraction	4,031,497	3.13
Paper and Allied Products	723,423	0.56
Personal Services	264,941	0.21
Petroleum and Coal Products	517,881	0.40
Primary Metal Industries	2,230,917	1.73
Printing and Publishing	1,155,792	0.90
Railroad Transportation	241,318	0.19
Real Estate	341,450	0.27
Rubber and Miscellaneous Plastics Products	1,061,319	0.82
Security and Commodity Brokers	558,446	0.43
Social Services	75,456	0.06
Special Trade Contractors	480,810	0.37
Stone, Clay, and Glass Products	541,262	0.42
Textile Mill Products	150,164	0.12
Tobacco Products	231,420	0.18
Transportation by Air	1,150,919	0.89
Transportation Equipment	2,103,000	1.63
Transportation Services	371,959	0.29
Trucking and Warehousing	777,341	0.60
Water Transportation	411,499	0.32
Wholesale Trade-durable Goods	2,401,841	1.87
Wholesale Trade-nondurable Goods	1,843,938	1.43

TOTAL COMMON STOCK (Cost $88,312,148)	128,317,487	99.72

TOTAL PORTFOLIO (Cost $88,312,148)	128,317,487	99.72
OTHER ASSETS & LIABILITIES, NET	364,535	0.28

NET ASSETS	$128,682,022	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.72%
AGRICULTURAL PRODUCTION- CROPS—0.22%
500		Alico, Inc	$ 15,950
5,000		Delta & Pine Land Co	124,750
4,100	*	VCA Antech, Inc	146,083

		TOTAL AGRICULTURAL
		PRODUCTION-CROPS	286,783

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 281

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

AGRICULTURAL PRODUCTION- LIVESTOCK—0.01%
38		Seaboard Corp	$ 12,730

		TOTAL AGRICULTURAL
		PRODUCTION-LIVESTOCK	12,730

AMUSEMENT AND RECREATION SERVICES—0.86%
6,600	*	Alliance Gaming Corp	212,058
3,000	*	Argosy Gaming Co	106,650
3,700	*	Aztar Corp	90,687
4,300	*	Bally Total Fitness Holding
		Corp	25,198
800		Churchill Downs, Inc	31,024
1,200		Dover Downs Gaming &
		Entertainment, Inc	12,852
2,117		Dover Motorsport, Inc	8,150
1,700	*	Gaylord Entertainment Co	52,530
2,100	*	Isle Of Capri Casinos, Inc	52,794
5,300		Magna Entertainment
		Corp (Class A)	31,906
3,000	*	MTR Gaming Group, Inc	30,000
2,800	*	Multimedia Games, Inc	69,272
4,200	*	Penn National Gaming, Inc	120,834
12,400	*	Six Flags, Inc	97,340
1,882		Speedway Motorsports, Inc	57,043
2,897	*	WMS Industries, Inc	89,807
1,600		World Wrestling Federation
		Entertainment, Inc	23,120

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	1,111,265

APPAREL AND ACCESSORY STORES—1.80%
2,700	*	Aeropostale, Inc	97,902
7,100	*	American Eagle Outfitters,
		Inc	191,416
6,000	*	AnnTaylor Stores Corp	256,800
600	*	Bebe Stores, Inc	20,124
1,000		Buckle, Inc	28,960
2,500		Burlington Coat Factory
		Warehouse Corp	49,500
4,000	*	Casual Male Retail Group,
		Inc	41,360
1,800		Cato Corp (Class A)	36,144
1,500	*	Charlotte Russe Holding,
		Inc	27,450
13,600	*	Charming Shoppes, Inc	105,944
1,700	*	Children’s Place Retail
		Stores, Inc	52,649
4,750		Christopher & Banks Corp	100,272
600		Deb Shops, Inc	15,426
2,500	*	Dress Barn, Inc	43,850

2,300	*	Finish Line, Inc (Class A)	$ 85,054
2,581	b*	Footstar, Inc	6,323
2,900	*	Genesco, Inc	67,222
2,500		Goody’s Family Clothing,
		Inc	35,675
3,900	*	Gymboree Corp	65,403
6,350	*	Hot Topic, Inc	167,957
1,000	*	JOS A. Bank Clothiers, Inc	36,000
600	*	Mothers Work, Inc	15,990
1,100		Oshkosh B’gosh, Inc
		(Class A)	25,740
9,450	*	Pacific Sunwear of
		California, Inc	231,903
9,200	*	Payless Shoesource, Inc	128,432
987	*	Shoe Carnival, Inc	15,289
1,900	*	Stage Stores, Inc	73,511
4,676	*	Too, Inc	97,962
3,300	*	Urban Outfitters, Inc	158,598
3,000	*	Wet Seal, Inc (Class A)	24,750
2,400	*	Wilsons The Leather
		Experts, Inc	6,696

		TOTAL APPAREL AND
		ACCESSORY STORES	2,310,302

APPAREL AND OTHER TEXTILE PRODUCTS—0.46%
4,300	*	Collins & Aikman Corp	23,650
2,700	*	DHB Industries, Inc	19,899
1,023	*	Guess?, Inc	18,445
3,500		Kellwood Co	137,375
1,700		Oxford Industries, Inc	78,523
3,400		Phillips-Van Heusen Corp	62,900
7,400	*	Quiksilver, Inc	161,690
4,700	*	Warnaco Group, Inc	94,423

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	596,905

AUTO REPAIR, SERVICES AND PARKING—0.15%
2,500		Central Parking Corp	50,200
3,200	*	Dollar Thrifty Automotive
		Group, Inc	80,864
1,900	*	Midas, Inc	36,955
1,200	*	Monro Muffler Brake, Inc	29,988

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	198,007

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.53%
600	*	America’s Car Mart, Inc	16,170
1,600	*	Asbury Automotive Group,
		Inc	27,696
9,200	*	Copart, Inc	199,916
4,500	*	CSK Auto Corp	81,495

282 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS—(Continued)
2,200	*	Group 1 Automotive, Inc	$ 79,640
1,700		Lithia Motors, Inc
		(Class A)	47,005
1,100	*	MarineMax, Inc	29,227
3,600		Sonic Automotive, Inc	90,180
2,100		United Auto Group, Inc	57,456
1,576	*	West Marine, Inc	50,196

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	678,981

BUILDING MATERIALS AND GARDEN SUPPLIES—0.36%
1,600		Building Materials Holding
		Corp	28,080
2,100	*	Central Garden & Pet Co	75,600
14,094		Louisiana-Pacific Corp	363,625

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	467,305

BUSINESS SERVICES—10.82%
5,100		ABM Industries, Inc	91,545
1,757	*	AMN Healthcare Services,
		Inc	32,241
3,900	*	APAC Customer Services,
		Inc	11,505
3,150		Aaron Rents, Inc	78,404
17,850	*	Activision, Inc	282,387
5,000	*	ActivCard Corp	32,350
2,700	*	Administaff, Inc	47,061
4,050		Advo, Inc	130,491
4,400	*	Advent Software, Inc	82,280
5,000	*	Aether Systems, Inc	23,250
6,200	*	Agile Software Corp	54,250
13,900	*	Akamai Technologies, Inc	182,646
1,300	*	Altiris, Inc	36,322
5,700	*	American Management
		Systems, Inc	109,440
900	*	Ansoft Corp	12,978
2,000	*	Ansys, Inc	79,480
2,500	*	Anteon International Corp	72,225
5,200	*	Aquantive, Inc	49,920
4,000	*	Arbitron, Inc	161,040
36,271	*	Ariba, Inc	102,284
2,800	*	Armor Holdings, Inc	92,680
7,900	*	Ascential Software Corp	173,168
5,000	*	Ask Jeeves, Inc	178,650
3,965	*	Asiainfo Holdings, Inc	25,852
4,500	*	Aspect Communications
		Corp	70,515
4,800	*	Aspen Technology, Inc	39,216
3,900	*	At Road, Inc	47,853

1,000	*	Atari, Inc	$ 3,410
4,500	*	Autobytel, Inc	59,400
800	*	Bankrate, Inc	15,928
2,000		Barra, Inc	69,980
9,700	*	Borland Software Corp	88,076
2,400		Brady Corp (Class A)	91,392
7,200		Brink’s Co	198,576
3,500	*	Broadvision, Inc	21,455
1,900	*	CCC Information Services
		Group, Inc	33,763
1,600		CDI Corp	51,648
49,900	*	CMGI, Inc	122,255
13,600	*	CNET Networks, Inc	140,488
7,100	*	CSG Systems
		International, Inc	121,978
3,800	*	CACI International, Inc
		(Class A)	163,400
5,100	*	Catalina Marketing Corp	98,889
3,800	*	Cerner Corp	171,722
6,900	*	Ciber, Inc	75,900
800		Computer Programs &
		Systems, Inc	15,200
4,000	*	Computer Horizons Corp	17,200
2,160	*	Concord Communications,
		Inc	31,126
3,100	*	Concur Technologies, Inc	34,720
1,800	*	Convera Corp	6,390
2,006	*	CoStar Group, Inc	74,001
1,600	*	Cyberguard Corp	15,760
2,300	*	Datastream Systems, Inc	16,468
3,900	*	Dendrite International, Inc	62,400
1,496	*	Digimarc Corp	18,506
3,881	*	Digital Insight Corp	80,414
3,700	*	Digital River, Inc	86,617
5,441	*	Digitalthink, Inc	12,895
7,600	*	E.piphany, Inc	54,872
1,717	*	EPIQ Systems, Inc	28,124
15,900	*	Earthlink, Inc	140,874
3,800	*	Echelon Corp	42,826
4,713	*	Eclipsys Corp	63,531
1,900	*	eCollege.com, Inc	39,672
6,300	*	eFunds Corp	103,320
2,300		Electro Rent Corp	23,138
1,800	*	Embarcadero Technologies,
		Inc	23,112
27,400	*	Enterasys Networks, Inc	69,322
6,500	*	Entrust, Inc	28,405
5,100	*	Epicor Software Corp	67,677
3,100	*	eSpeed, Inc (Class A)	64,976
13,100	*	Extreme Networks, Inc	94,451
3,700	*	F5 Networks, Inc	125,245
4,600	*	Filenet Corp	122,590

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 283

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
1,600	*	FindWhat.com	$ 34,640
4,900	*	Freemarkets, Inc	40,327
2,100	*	GSI Commerce, Inc	21,315
2,700	*	Gerber Scientific, Inc	18,360
1,661		Gevity HR, Inc	48,501
100		Grey Global Group, Inc	69,000
1,200	*	Group 1 Software, Inc	19,536
5,700	*	Harris Interactive, Inc	48,051
1,800		Healthcare Services Group	29,610
2,200	*	Heidrick & Struggles
		International, Inc	52,646
11,900	*	Homestore, Inc	50,337
1,000	*	Hudson Highland Group,
		Inc	27,880
5,100	*	Hyperion Solutions Corp	211,395
700	*	ICT Group, Inc	9,380
2,286	*	IDX Systems Corp	79,096
2,684	*	iGate Corp	18,707
8,700	*	Informatica Corp	74,733
3,400	*	Infospace, Inc	132,158
3,900	*	infoUSA, Inc	40,989
1,300		Integral Systems, Inc	24,700
6,800	*	Intelidata Technologies
		Corp	8,432
7,000	*	Intellisync Corp	23,030
4,839	*	Intergraph Corp	117,007
5,100	*	Internet Security Systems,
		Inc	89,964
592		Interpool, Inc	8,880
5,400	*	Interwoven, Inc	53,838
1,900	*	Intrado, Inc	36,765
700	*	iPayment, Inc	23,282
3,800	*	JDA Software Group, Inc	55,290
3,800	*	KFX ,Inc	39,482
3,800	*	Kana Software, Inc	17,138
7,000	*	Keane, Inc	110,180
2,200		Kelly Services, Inc
		(Class A)	65,142
2,300	*	Keynote Systems, Inc	29,601
4,300	*	Korn/Ferry International	68,800
4,800	*	Kroll, Inc	128,880
4,000	*	Kronos, Inc	130,120
507		Kronos Worldwide, Inc	15,357
5,500	*	Labor Ready, Inc	74,360
5,900	*	Lawson Software, Inc	48,970
4,300	*	Lionbridge Technologies	41,839
10,600	*	Looksmart Ltd	20,882
12,471	*	MPS Group, Inc	138,678
2,600	*	MRO Software, Inc	30,212
3,100	*	MSC.Software Corp	27,311
5,600	*	Macrovision Corp	104,608

3,000	*	Magma Design
		Automation, Inc	$ 62,730
2,900	*	Manhattan Associates, Inc	80,620
1,800	*	Mantech International
		Corp (Class A)	36,882
2,900	*	MAPICS, Inc	23,432
8,818	*	Manugistics Group, Inc	60,403
700	*	Marketwatch.com, Inc	9,758
5,887	*	Matrixone, Inc	42,740
1,000		McGrath RentCorp	30,490
1,500	*	Medical Staffing Network
		Holdings, Inc	11,805
1,400	*	MedQuist, Inc	22,036
1,000	*	Memberworks, Inc	34,920
9,000	*	Mentor Graphics Corp	160,380
1,500	*	MicroStrategy, Inc	79,950
7,400	*	Micromuse, Inc	57,720
4,300	*	Midway Games, Inc	31,304
12,900	*	Mindspeed Technologies,
		Inc	84,237
1,000	*	Mobius Management
		Systems, Inc	9,130
2,400	*	NCO Group, Inc	56,088
4,100	*	NIC, Inc	24,764
1,800	*	Nassda Corp	12,492
1,000	*	National Processing, Inc	19,000
4,700		NDCHealth Corp	127,605
1,100	*	Neoforma, Inc	11,957
2,100	*	Neoware Systems, Inc	21,567
3,700	*	Netegrity, Inc	31,450
7,300	*	NETIQ Corp	101,908
2,600	*	Netscout Systems, Inc	19,994
1,300	*	Netratings, Inc	14,365
3,300	*	Network Equipment
		Technologies, Inc	32,934
800	*	Nuance Communications,
		Inc	5,240
3,400	*	NYFIX, Inc	17,544
1,500	*	Opnet Technologies, Inc	22,365
6,500	*	Opsware, Inc	49,140
2,600	*	PC-Tel, Inc	26,858
2,100	*	PDF Solutions, Inc	24,171
900	*	PDI, Inc	22,761
3,100	*	Packeteer, Inc	40,920
1,608	*	PalmSource, Inc	29,217
28,500	*	Parametric Technology
		Corp	128,820
1,200	*	PEC Solutions, Inc	15,864
1,300	*	Pegasystems, Inc	10,686
3,300	*	Pegasus Solutions, Inc	38,544
24	*	Penton Media, Inc	17
9,800	*	Perot Systems Corp
		(Class A)	130,340

284 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
3,880	*	Portal Software, Inc	$ 26,151
1,700	*	Portfolio Recovery
		Associates, Inc	45,798
3,600	*	Progress Software Corp	86,364
1,500	*	QAD, Inc	19,905
500	*	Quality Systems, Inc	22,715
5,200	*	Quest Software, Inc	85,020
2,700	*	R.H. Donnelley Corp	126,090
6,400	*	RSA Security, Inc	120,256
2,400	*	Radiant Systems, Inc	14,430
2,400	*	Radisys Corp	50,160
6,200	*	Raindance
		Communications, Inc	17,670
185	*	Redback Networks, Inc
		Wts 01/02/11	1,276
1	*	Redback Networks, Inc	6
3,043	*	Register.com, Inc	18,015
1,000		Renaissance Learning, Inc	26,350
2,900	*	Rent-Way, Inc	25,520
7,100	*	Retek, Inc	53,676
3,300	*	Rewards Network, Inc	33,000
2,500		Rollins, Inc	64,438
4,563	*	Roxio, Inc	20,397
1,700	*	SPSS, Inc	31,110
9,900	*	S1 Corp	75,240
1,100	*	SRA International, Inc
		(Class A)	40,634
1,600	*	SM&A	17,616
2,634	*	SafeNet, Inc	98,880
3,600	*	SAFLINK Corp	11,088
1,800	*	Sanchez Computer
		Associates, Inc	11,772
10,421	*	Sapient Corp	62,839
9,896	*	Scansoft, Inc	55,319
4,600	*	Secure Computing Corp	75,210
6,500	*	Seebeyond Technology
		Corp	26,325
3,000	*	Serena Software, Inc	61,050
20	*	Skillsoft plc (ADR)	258
2,300	*	Sohu.com, Inc	57,247
67	*	SONICblue, Inc	0
6,900	*	SonicWALL, Inc	61,548
6,031	*	Sotheby’s Holdings, Inc
		(Class A)	77,498
1,500	*	Source Interlink Cos, Inc	18,750
7,900	*	Spherion Corp	80,817
1,605		SS&C Technologies, Inc	38,953
1,400		Startek, Inc	50,876
2,300	*	Stellent, Inc	17,181
1,150	*	Stratasys, Inc	21,885
4,000	*	SupportSoft, Inc	44,040
11,600	*	Sybase, Inc	243,484

3,300	*	Sykes Enterprises, Inc	$ 19,635
1,500	*	Synplicity, Inc	10,800
900		Syntel, Inc	24,786
5,200	*	THQ, Inc	105,196
5,500	*	Take-Two Interactive
		Software, Inc	202,290
1,800		Talx Corp	39,510
4,600	*	TeleTech Holdings, Inc	28,796
1,700	*	TheStreet.com, Inc	7,735
11,400	*	TIBCO Software, Inc	93,138
1,800	*	Tier Technologies, Inc
		(Class B)	19,242
10,700	*	Titan Corp	216,033
2,600	*	TradeStation Group, Inc	17,498
4,900	*	Transaction Systems
		Architects, Inc (Class A)	113,386
4,100	*	Trizetto Group, Inc	31,775
5,500	*	Tyler Technologies, Inc	53,405
5,700	*	United Online, Inc	94,962
7,100	*	United Rentals, Inc	126,167
2,230	*	Universal Compression
		Holdings, Inc	73,367
9,000	*	Valueclick, Inc	97,200
3,700	*	Vastera, Inc	14,356
2,700	*	Verity, Inc	36,909
800	*	Verint Systems, Inc	24,720
27,500	*	Vignette Corp	56,925
4,900	*	VitalWorks, Inc	18,375
2,700	*	Vitria Technology, Inc	15,879
1,100	*	Volt Information Sciences,
		Inc	26,884
4,500	*	WatchGuard Technologies,
		Inc	35,190
3,300	*	WebEx Communications,
		Inc	98,109
2,600	*	Websense, Inc	76,986
6,300	*	webMethods, Inc	59,220
9,700	*	Wind River Systems, Inc	107,379

		TOTAL BUSINESS
		SERVICES	13,909,392

CHEMICALS AND ALLIED PRODUCTS—6.97%
11,800	*	Abgenix, Inc	156,822
2,100	*	Able Laboratories, Inc	41,013
1,800		Aceto Corp	28,278
5,100	*	Adolor Corp	76,653
3,500	*	Albany Molecular
		Research, Inc	55,615
4,200		Albemarle Corp	121,800
2,600	*	Alexion Pharmaceuticals,
		Inc	61,776
8,600	*	Alkermes, Inc	137,514

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 285

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,000		Allergan, Inc	$ 84,160
5,100		Alpharma, Inc (Class A)	100,011
5,200	*	Alteon, Inc	9,360
3,400	*	Aphton Corp	15,980
2,600		Arch Chemicals, Inc	73,398
2,698	*	Arena Pharmaceuticals,
		Inc	17,537
4,900	*	Atherogenics, Inc	112,063
2,717	*	Atrix Laboratories, Inc	69,284
10,000	*	Avant
		Immunotherapeutics,
		Inc	25,200
3,100	*	AVI BioPharma, Inc	9,393
1,900	*	Benthley Pharmaceuticals,
		Inc	22,819
8,600	*	BioMarin Pharmaceutical,
		Inc	64,672
4,569	*	Biopure Corp	7,219
1,400	*	Biosite, Inc	44,758
1,280	*	Bone Care International,
		Inc	25,600
1,600	*	Bradley Pharmaceuticals,
		Inc	40,288
4,500		Calgon Carbon Corp	34,650
2,600		Cambrex Corp	69,940
4,600	*	Cell Genesys, Inc	55,384
4,200	*	Cell Therapeutics, Inc	35,532
1,900	*	Chattem, Inc	49,248
1,900	*	Cima Labs, Inc	59,717
1,300	*	Collagenex
		Pharmaceuticals, Inc	17,316
4,500	*	Columbia Laboratories, Inc	22,275
3,700	*	Connetics Corp	82,029
6,000	*	Corixa Corp	38,417
15,300		Crompton Corp	97,614
5,300	*	Cubist Pharmaceuticals,
		Inc	48,760
5,400	*	Dade Behring Holdings,
		Inc	240,192
630	*	DEL Laboratories, Inc	20,916
1,900	*	Dendreon Corp	25,270
2,700		Diagnostic Products Corp	116,910
1,800	*	Digene Corp	61,848
4,800	*	Discovery Laboratories, Inc	58,512
1,600	*	Dov Pharmaceutical, Inc	24,832
4,200	*	Durect Corp	14,280
1,900	*	Elizabeth Arden, Inc	40,128
6,900	*	Encysive Pharmaceuticals,
		Inc	70,932
5,800	*	Enzon, Inc	89,494
2,300	*	EPIX Medical, Inc	47,725

2,000	*	Ethyl Corp	$ 39,620
5,000		Ferro Corp	130,750
2,747	*	First Horizon
		Pharmaceutical	43,293
4,800	*	FMC Corp	205,536
6,350	*	Genta, Inc	66,675
3,700		Georgia Gulf Corp	111,555
5,300	*	Geron Corp	49,820
4,800		Great Lakes Chemical
		Corp	114,480
3,700	*	GTC Biotherapeutics, Inc	8,140
3,076	*	Guilford Pharmaceuticals,
		Inc	22,239
3,900		H.B. Fuller Co	110,916
600	*	Hi-Tech Pharmacal Co, Inc	11,730
1,400	*	Hollis-Eden
		Pharmaceuticals	13,510
5,200	*	Ilex Oncology, Inc	124,384
14,600	*	IMC Global, Inc	208,780
2,550	*	Immucor, Inc	46,206
5,512	*	Immunogen, Inc	37,041
5,600	*	Immunomedics, Inc	22,680
4,100	*	Impax Laboratories, Inc	91,717
5,060	*	Indevus Pharmaceuticals,
		Inc	30,613
3,800	*	Inspire Pharmaceuticals,
		Inc	48,944
500		Inter Parfums, Inc	11,495
3,500	*	InterMune, Inc	68,180
1,737	*	Inverness Medical
		Innovations, Inc	31,787
6,000	*	Isis Pharmaceuticals, Inc	46,560
1,800	*	Kos Pharmaceuticals, Inc	73,332
4,300	*	KV Pharmaceutical Co
		(Class A)	105,608
6,924	*	La Jolla Pharmaceutical Co	19,110
800	*	Lannett Co, Inc	13,360
8,100	*	Ligand Pharmaceuticals,
		Inc (Class B)	162,810
3,600		MacDermid, Inc	126,684
3,400	*	Martek Biosciences Corp	193,800
9,900	*	Medarex, Inc	88,803
5,600	*	Medicines Co	180,376
1,300		Meridian Bioscience, Inc	13,248
4,800	*	MGI Pharma, Inc	294,048
8,400	*	Millennium Chemicals,
		Inc	125,496
2,300		Minerals Technologies, Inc	131,330
7,463	*	Nabi Biopharmaceuticals	116,050
1,500		Nature’s Sunshine
		Products, Inc	22,260
7,000	*	NBTY, Inc	260,260
6,400	*	Nektar Therapeutics	138,112

286 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
2,200	*	Neose Technologies, Inc	$ 20,680
1,000		NL Industries, Inc	13,900
2,700	*	Noven Pharmaceuticals,
		Inc	57,969
4,200	*	NPS Pharmaceuticals, Inc	119,910
2,200	*	Nuvelo, Inc	27,632
1,400		Octel Corp	41,790
8,700		Olin Corp	155,295
3,800	*	OM Group, Inc	115,520
4,300	*	Omnova Solutions, Inc	22,575
4,600	*	Onyx Pharmaceuticals, Inc	186,116
5,300	*	OraSure Technologies, Inc	54,908
5,200	*	OSI Pharmaceuticals, Inc	199,680
3,100	*	Pain Therapeutics, Inc	21,545
7,100	*	Palatin Technologies, Inc	29,607
2,200	*	Penwest Pharmaceuticals
		Co	32,142
16,200	*	Peregrine Pharmaceuticals,
		Inc	39,690
2,600		PolyMedica Corp	69,732
12,300	*	PolyOne Corp	81,795
3,000	*	Pozen, Inc	41,460
6,100	*	Praecis Pharmaceuticals,
		Inc	36,051
1,400	*	Progenics
		Pharmaceuticals	26,600
1,000		Quaker Chemical Corp	25,400
3,600	*	Quidel Corp	23,724
1,408	*	Revlon, Inc (Class A)	3,900
2,394	*	Salix Pharmaceuticals Ltd	69,474
5,993	*	Sciclone Pharmaceuticals,
		Inc	32,362
3,000	*	Serologicals Corp	61,200
898	*	Sirna Therapeutics, Inc	3,637
700		Stepan Co	15,988
4,317	*	SuperGen, Inc	55,258
1,900	*	SurModics, Inc	37,829
3,300	*	Tanox, Inc	49,137
99	*	Terra Industries, Inc	612
3,200	*	Third Wave Technologies,
		Inc	14,752
5,500	*	Unifi, Inc	24,365
2,300	*	United Therapeutics Corp	54,809
1,200	*	USANA Health Sciences,
		Inc	27,996
10,700		USEC, Inc	90,415
10,400	*	Vertex Pharmaceuticals,
		Inc	97,968
6,230	*	Vicuron Pharmaceuticals,
		Inc	141,733
1,200	*	Virbac Corp	3,000

4,300		Wellman, Inc	$ 35,905
1,500		West Pharmaceutical
		Services, Inc	56,100
8,768	*	WR Grace & Co	27,356
2,000	*	Zymogenetics, Inc	30,900

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	8,962,889

COAL MINING—0.31%
6,200		Arch Coal, Inc	194,618
8,300		Massey Energy Co	183,181
900	*	Westmoreland Coal Co	16,515

		TOTAL COAL MINING	394,314

COMMUNICATIONS—2.10%
1,136	*	Acme Communication, Inc	8,793
1	*	AirGate PCS, Inc	15
76	*	Allegiance Telecom, Inc	1
500	*	Beasley Broadcast Group,
		Inc (Class A)	8,800
2,100	*	Boston Communications
		Group	24,885
2,300		CT Communications, Inc	31,809
1,400	*	Centennial
		Communications Corp	9,464
35,000	*	Charter Communications,
		Inc (Class A)	164,850
25,900	*	Cincinnati Bell, Inc	105,413
2,900	*	Commonwealth Telephone
		Enterprises, Inc	118,929
1,700	*	Crown Media Holdings,
		Inc (Class A)	13,753
5,800	*	Cumulus Media, Inc
		(Class A)	115,942
1,800		D&E Communications, Inc	25,182
3,800	*	Digital Generation
		Systems	5,738
3,800	*	Dobson Communications
		Corp (Class A)	10,982
6,000	*	Emmis Communications
		Corp (Class A)	142,860
700	*	Fisher Communications,
		Inc	34,125
5,798	*	General Communication,
		Inc (Class A)	52,762
1,800		Golden Telecom, Inc	61,254
5,400		Gray Television, Inc	78,948
1,721		HickoryTech Corp	21,392
400	*	Hungarian Telephone &
		Cable	3,636
9,200	*	Infonet Services Corp
		(Class B)	18,308
6,000	*	Insight Communications
		Co, Inc	60,000

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 287

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
2,200	*	j2 Global Communications,
		Inc	$ 49,632
2,200		Liberty Corp	101,794
3,600	*	Lightbridge, Inc	21,240
3,700	*	Lin TV Corp (Class A)	88,097
1,359	*	Lodgenet Entertainment
		Corp	25,821
2,800	*	Mastec, Inc	26,516
8,300	*	McLeodUSA, Inc (Class A)	12,367
6,700	*	Mediacom
		Communications Corp	53,734
2,800	*	Metro One
		Telecommunications,
		Inc	6,440
5,400	*	NII Holdings, Inc (Class B)	189,162
4,100	*	Net2Phone, Inc	21,320
2,000		North Pittsburgh Systems,
		Inc	40,260
6,100	*	PTEK Holdings, Inc	56,059
4,200	*	Paxson Communications
		Corp	16,380
500	*	Pegasus Communications
		Corp	19,170
5,500	*	Price Communications
		Corp	86,295
9,000	*	Primus
		Telecommunications
		Group	75,690
7,600	*	RCN Corp	2,204
4,600	*	Regent Communications,
		Inc	29,946
1,800	*	Saga Communications,
		Inc (Class A)	33,570
1,175	*	Salem Communications
		Corp (Class A)	32,172
800		Shenandoah Telecom Co	18,280
5,100	*	Sinclair Broadcast Group,
		Inc (Class A)	63,750
4,100	*	Spanish Broadcasting
		System, Inc (Class A)	42,845
2,000		SureWest Communications	53,580
3,600	*	Talk America Holdings, Inc	30,492
5,500	*	Time Warner Telecom, Inc
		(Class A)	35,915
5,100	*	Tivo, Inc	45,339
74	*	Touch America Holdings,
		Inc	1
3,200	*	Triton PCS Holdings, Inc
		(Class A)	17,568
58	*	U.S. Unwired, Inc (Class A)	105
700		Warwick Valley Telephone
		Co	17,885

8,100	*	Western Wireless Corp
		(Class A)	$ 189,297
3,600	f*	WilTel Communications
		Group, Inc Rts	0
4,400	*	Wireless Facilities, Inc	48,444
1,709	*	Young Broadcasting, Inc
		(Class A)	30,933

		TOTAL COMMUNICATIONS	2,700,144

DEPOSITORY INSTITUTIONS—9.40%
1,700		1st Source Corp	41,854
1,300		ABC Bancorp	24,635
600		American National
		Bankshares, Inc	14,718
1,320	*	AmericanWest Bancorp	26,017
2,700		Anchor Bancorp Wisconsin,
		Inc	68,985
1,125		Arrow Financial Corp	33,593
500		Bancfirst Corp	27,720
1,000		BancTrust Financial
		Group, Inc	17,500
5,136		Bank Mutual Corp	57,472
1,675		Bank Of Granite Corp	34,622
1,300		Bank Of The Ozarks, Inc	35,815
5,700		BankAtlantic Bancorp,
		Inc (Class A)	96,672
3,900	*	BankUnited Financial
		Corp (Class A)	115,830
1,500		Banner Corp	43,935
8,232		Bay View Capital Corp	18,357
700		Berkshire Hills Bancorp,
		Inc	24,430
3,000		Boston Private Financial
		Holdings, Inc	84,000
1,000		Bryn Mawr Bank Corp	22,900
1,100		BSB Bancorp, Inc	42,460
500		C&F Financial Corp	20,380
1,000		Camco Financial Corp	16,370
1,100		Camden National Corp	35,145
1,200		Capital City Bank Group,
		Inc	49,500
700		Capital Corp of the West	27,391
1,700		Cascade Bancorp	39,049
2,693		Cathay General Bancorp	177,253
700		Cavalry Bancorp, Inc	11,809
600		CB Bancshares, Inc	41,941
1,200		CCBT Financial Cos, Inc	44,280
1,000		Center Bancorp, Inc	15,810
1,200		Center Financial Corp	18,888
1,210	*	Central Coast Bancorp	22,228
1,900		Central Pacific Financial
		Corp	56,601

288 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
394		Century Bancorp, Inc
		(Class A)	$ 13,037
1,300		CFS Bancorp, Inc	19,045
591		Charter Financial Corp	23,268
3,100		Chemical Financial Corp	111,197
4,500		Chittenden Corp	148,500
5,800		Citizens Banking Corp	189,254
1,100		Citizens First Bancorp, Inc	26,576
1,200		Citizens South Banking
		Corp	16,296
1,100		City Bank	37,873
2,200		City Holding Co	75,460
500		CNB Financial Corp	21,745
600		Coastal Bancorp, Inc	24,810
1,452		Coastal Financial Corp	23,609
1,100		CoBiz, Inc	22,473
700		Columbia Bancorp	21,560
1,000		Columbia Bancorp
		(Oregon)	16,400
1,800		Columbia Banking
		System, Inc	50,400
625		Commercial Bankshares,
		Inc	16,950
1,400	*	Commercial Capital
		Bancorp, Inc	32,088
6,000		Commercial Federal Corp	165,600
500		Community Bank of North
		Virginia	8,525
1,700		Community Bank System,
		Inc	78,676
1,760		Community Trust Bancorp,
		Inc	58,080
2,000		Corus Bankshares, Inc	80,580
4,730		CVB Financial Corp	98,195
4,050		Dime Community
		Bancshares	82,417
3,000		East West Bancorp, Inc	168,000
600		Eastern Virginia
		Bankshares, Inc	13,818
1,000		ESB Financial Corp	14,000
2,100	*	Euronet Worldwide, Inc	39,921
900		EverTrust Financial Group,
		Inc	16,416
600		Exchange National
		Bancshares, Inc	19,020
800		Farmers Capital Bank
		Corp	28,000
500		FFLC Bancorp, Inc	13,455
1,800		Fidelity Bankshares, Inc	65,970
1,200		Financial Institutions, Inc	27,504
1,000		First Bancorp (North
		Carolina)	31,490

1,200		First Busey Corp (Class A)	$ 32,532
3,900		First Charter Corp	82,095
600		First Citizens Banc Corp	15,966
902		First Citizens Bancshares,
		Inc (Class A)	110,946
7,700		First Commonwealth
		Financial Corp	113,806
1,800		First Community Bancorp	67,302
1,320		First Community
		Bancshares, Inc	40,313
2,600		First Federal Capital Corp	55,354
400		First Federal Financial of
		Kentucky	10,520
4,400		First Financial Bancorp	81,400
1,800		First Financial
		Bankshares, Inc	72,126
1,800		First Financial Corp
		(Indiana)	52,758
1,700		First Financial Holdings,
		Inc	50,813
500		First M & F Corp	16,845
2,415		First Merchants Corp	58,081
900		First Oak Brook
		Bancshares, Inc	27,225
500		First Of Long Island Corp	25,110
1,400		First Republic Bank	53,984
2,900		First Sentinel Bancorp, Inc	61,335
400		First South Bancorp, Inc	15,520
1,000		First State Bancorp	30,860
800		First United Corp	18,432
735		Firstbank Corp	19,551
2,000		Firstfed America Bancorp,
		Inc	55,740
2,400	*	FirstFed Financial Corp	110,712
900		Flag Financial Corp	11,547
4,000		Flagstar Bancorp, Inc	102,600
700		FloridaFirst Bancorp, Inc	18,886
1,800		Flushing Financial Corp	32,580
500		FMS Financial Corp	8,750
800		FNB Corp (Virginia)	22,024
700		FNB Corp, Inc (North
		Carolina)	14,917
754		Foothill Independent
		Bancorp	16,588
400		Franklin Financial Corp	12,624
2,000		Frontier Financial Corp	68,780
600		GA Financial, Inc	21,030
700		GB&T Bancshares, Inc	19,705
2,400		Glacier Bancorp, Inc	77,423
4,700		Gold Banc Corp, Inc	76,610
701		Great Southern Bancorp,
		Inc	34,440

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 289

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
717		Greater Community
		Bancorp	$ 11,545
800		Greene County
		Bancshares, Inc	17,944
3,600		Hancock Holding Co	111,456
1,179		Hanmi Financial Corp	31,350
2,800		Harbor Florida
		Bancshares, Inc	81,032
3,125		Harleysville National Corp	86,969
1,200		Heartland Financial
		U.S.A., Inc	22,344
1,500	*	Heritage Commerce Corp	19,500
700		Heritage Financial Corp	14,623
1,400		Horizon Financial Corp	25,802
4,000		Hudson River Bancorp, Inc	82,400
1,600		Humboldt Bancorp	31,728
900		IberiaBank Corp	52,965
300		IBT Bancorp, Inc	14,415
1,615		Independent Bank Corp
		(Massachusetts)	48,951
2,640		Independent Bank Corp
		(Michigan)	73,550
2,200		Integra Bank Corp	52,998
2,400	*	Intercept, Inc	29,256
1,500		Interchange Financial
		Services Corp	36,450
2,100		Irwin Financial Corp	56,658
659	*	Itla Capital Corp	32,594
1,575		Lakeland Bancorp, Inc	25,924
700		Lakeland Financial Corp	23,639
600		LNB Bancorp, Inc	12,372
1,100		LSB Bancshares, Inc	18,997
1,100		Macatawa Bank Corp	30,657
3,690		MAF Bancorp, Inc	160,367
1,800		Main Street Banks, Inc	49,212
840		MainSource Financial
		Group, Inc	30,089
2,400		MB Financial, Inc	93,576
2,038		MBT Financial Corp	35,054
700		Mercantile Bank Corp	24,850
444		Mercantile Bankshares
		Corp	19,079
500		Merchants Bancshares,
		Inc	14,255
3,100		Mid-State Bancshares	73,315
1,400		Midwest Banc Holdings,
		Inc	33,082
600		MutualFirst Financial, Inc	14,442
1,284		Nara Bancorp, Inc	38,032
400		NASB Financial, Inc	15,912
500		National Bankshares, Inc	25,155

2,835		National Penn Bancshares,
		Inc	$ 89,388
900		NBC Capital Corp	23,400
4,200		NBT Bancorp, Inc	94,500
6,428		NetBank, Inc	78,486
400		Northern States Financial
		Corp	10,648
1,500		Northwest Bancorp, Inc	38,355
400		Oak Hill Financial, Inc	13,060
900		OceanFirst Financial Corp	22,437
5,300	*	Ocwen Financial Corp	51,251
300		Old Point Financial Corp	9,000
1,000		Old Second Bancorp, Inc	51,420
1,113		Omega Financial Corp	40,694
300		Oneida Financial Corp	4,200
900		PAB Bankshares, Inc	11,430
4,600		Pacific Capital Bancorp	182,482
500		Pacific Union Bank	14,675
592		Parkvale Financial Corp	16,967
900		Partners Trust Financial
		Group, Inc	30,789
900		Patriot Bank Corp	26,352
880		Peapack Gladstone
		Financial Corp	29,797
600		Pennfed Financial
		Services, Inc	21,216
990		Pennrock Financial
		Services Corp	28,314
440		Penns Woods Bancorp, Inc	19,835
1,365		Peoples Bancorp, Inc	37,961
1,050		Peoples Holding Co	35,385
1,680		PFF Bancorp, Inc	64,058
791		PNC Financial Services
		Group, Inc	43,837
2,216		Provident Bancorp, Inc	26,260
3,000		Provident Bankshares
		Corp	94,140
750		Provident Financial
		Holdings	19,485
6,200		Provident Financial
		Services, Inc	115,878
3,600		R & G Financial Corp
		(Class B)	124,344
1,050		Republic Bancorp, Inc
		(Class A) (Kentucky)	20,443
7,370		Republic Bancorp, Inc
		(Michigan)	103,622
1,100		Republic Bancshares, Inc	33,035
600		Resource Bankshares Corp	19,560
2,100		Riggs National Corp	36,141
612		Royal Bancshares of
		Pennsylvania (Class A)	15,606
3,600		S & T Bancorp, Inc	108,216

290 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,398		S.Y. Bancorp, Inc	$ 31,315
600		Santander Bancorp	16,500
1,000		SCBT Financial Corp	31,500
1,540		Seacoast Banking Corp of
		Florida	31,878
3,600		Seacoast Financial
		Services Corp	120,600
1,100		Second Bancorp, Inc	35,530
500		Security Bank Corp	15,000
700		Shore Bancshares, Inc	22,820
700		Sierra Bancorp	10,605
4,000	*	Silicon Valley Bancshares	129,760
1,900		Simmons First National
		Corp (Class A)	52,345
1,800		Sound Federal Bancorp,
		Inc	26,460
7,803		South Financial Group,
		Inc	230,891
770		Southern Financial
		Bancorp, Inc	34,342
1,255		Southside Bancshares, Inc	23,356
3,700		Southwest Bancorp of
		Texas, Inc	139,601
1,400		Southwest Bancorp, Inc	24,220
900		State Bancorp, Inc	21,690
700		State Financial Services
		Corp (Class A)	19,803
7,000		Staten Island Bancorp, Inc	174,160
1,732		Sterling Bancorp	50,488
5,200		Sterling Bancshares, Inc	69,628
2,750		Sterling Financial Corp
		(Pennsylvania)	70,703
2,616	*	Sterling Financial Corp
		(Spokane)	96,504
700		Summit Bancshares, Inc	21,070
1,030	*	Sun Bancorp, Inc
		(New Jersey)	26,049
800		Sun Bancorp, Inc
		(Pennsylvania)	15,600
500		Taylor Capital Group, Inc	11,525
3,100		Texas Regional
		Bancshares, Inc
		(Class A)	131,905
3,000		TierOne Corp	70,470
700		Trico Bancshares	26,166
2,490		Trust Co Of New Jersey	103,360
10,000		Trustco Bank Corp NY	134,600
1,680		U.S.B. Holding Co, Inc	41,227
5,600		UCBH Holdings, Inc	224,224
2,200		UMB Financial Corp	111,540
4,043		Umpqua Holdings Corp	81,628
1,000		Union Bankshares Corp	32,270

2,400		United Community Banks,
		Inc	$ 85,536
3,788		United Community
		Financial Corp	49,358
800		United Securities
		Bancshares	21,160
400		United Security
		Bancshares (California)	9,880
3,013		Unizan Financial Corp	74,813
700	*	Virginia Commerce
		Bancorp	20,930
899		Virginia Financial Group,
		Inc	31,240
9,380		W Holding Co, Inc	175,312
400		Warwick Community
		Bancorp	13,400
1,703		Washington Trust
		Bancorp, Inc	44,959
835		Wayne Bancorp, Inc	19,539
2,400		Wesbanco, Inc	72,840
2,100		West Bancorporation	35,490
2,000		West Coast Bancorp	45,500
520	*	Western Sierra Bancorp	22,854
1,500		Willow Grove Bancorp, Inc	26,850
2,700		Wintrust Financial Corp	131,301
800		WSFS Financial Corp	40,136
1,000		Yadkin Valley Bank and
		Trust Co	16,750
1,113		Yardville National Bancorp	27,491

		TOTAL DEPOSITORY
		INSTITUTIONS	12,082,076

EATING AND DRINKING PLACES—1.28%
1,400	*	AFC Enterprises, Inc	32,200
4,700		Bob Evans Farms, Inc	152,468
2,300	*	California Pizza Kitchen,
		Inc	46,000
4,650	*	CEC Entertainment, Inc	161,355
1,400	*	Chicago Pizza & Brewery,
		Inc	18,298
6,300	*	CKE Restaurants, Inc	62,370
1,500	*	Dave & Buster’s, Inc	22,575
2,600		IHOP Corp	89,544
4,600	*	Jack In The Box, Inc	114,862
2,799		Landry’s Restaurants, Inc	83,494
2,000		Lone Star Steakhouse &
		Saloon, Inc	58,380
2,700	*	O’Charley’s, Inc	49,275
3,500	*	P.F. Chang’s China Bistro,
		Inc	176,085
1,500	*	Papa John’s International,
		Inc	50,760

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 291

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

EATING AND DRINKING PLACES—(Continued)
3,900	*	Rare Hospitality
		International, Inc	$ 108,225
1,200	*	Red Robin Gourmet
		Burgers, Inc	34,080
5,700	*	Ryan’s Family Steak
		Houses, Inc	97,527
5,300	*	Sonic Corp	181,684
2,900	*	The Steak N Shake Co	55,825
1,600		Triarc Cos (Class A)	17,504
3,200		Triarc Cos (Class B)	35,072

		TOTAL EATING AND
		DRINKING PLACES	1,647,583

EDUCATIONAL SERVICES—0.30%
130	*	Career Education Corp	7,363
1,200	*	Learning Tree International,
		Inc	19,068
2,100	*	Princeton Review, Inc	18,144
1,500		Strayer Education, Inc	175,455
4,700	*	Sylvan Learning Systems,
		Inc	165,017

		TOTAL EDUCATIONAL
		SERVICES	385,047

ELECTRIC, GAS, AND SANITARY SERVICES—2.91%
16,800	*	Allegheny Energy, Inc	230,328
2,100		American States Water Co	51,240
24,600	*	Aquila, Inc	115,866
6,847		Atmos Energy Corp	175,078
6,300		Avista Corp	119,196
4,200		Black Hills Corp	133,854
2,200		California Water Service
		Group	62,238
1,500		Cascade Natural Gas Corp	32,685
1,700	*	Casella Waste Systems,
		Inc (Class A)	24,718
1,600		Central Vermont Public
		Service Corp	36,000
2,200		CH Energy Group, Inc	107,998
700		Chesapeake Utilities Corp	17,934
1,200	*	Clean Harbors, Inc	8,892
5,800		Cleco Corp	110,374
20,200	*	CMS Energy Corp	180,790
1,100		Connecticut Water Service,
		Inc	31,130
1,000	*	Duratek, Inc	15,910
6,400	*	El Paso Electric Co	88,576
3,100		Empire District Electric Co	70,215
4,700		Energen Corp	193,875
600		EnergySouth, Inc	20,945

5,200		Idacorp, Inc	$ 155,480
2,600		Laclede Group, Inc	78,780
2,456		MGE Energy, Inc	75,768
1,433		Middlesex Water Co	29,663
3,700		New Jersey Resources Corp	139,860
3,600		Northwest Natural Gas Co	112,500
2,100		NUI Corp	35,511
3,500		Otter Tail Corp	92,470
46		Piedmont Natural Gas Co,
		Inc	1,942
5,100		PNM Resources, Inc	153,255
2,000		Resource America, Inc
		(Class A)	37,000
3,800		SEMCO Energy, Inc	21,508
15,600	*	Sierra Pacific Resources	115,440
900		SJW Corp	31,194
1,700		South Jersey Industries,
		Inc	69,547
7,250	*	Southern Union Co	137,387
4,200		Southwest Gas Corp	98,280
1,833		Southwest Water Co	25,057
1,600		UIL Holdings Corp	77,072
3,900		Unisource Energy Corp	95,823
3,812	*	Waste Connections, Inc	151,718
8,900		Westar Energy, Inc	186,544

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	3,749,641

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.44%
2,994	*	Actel Corp	67,754
2,300	*	Advanced Energy
		Industries, Inc	46,897
7,800	*	Aeroflex, Inc	104,988
3,000	*	Alliance Semiconductor
		Corp	22,830
2,900	*	Anaren Microwave, Inc	45,762
2,700	*	Applica, Inc	30,348
1,200		Applied Signal Technology,
		Inc	32,784
7,100	*	Arris Group, Inc	65,320
4,100	*	Artesyn Technologies, Inc	39,032
2,400	*	Artisan Components, Inc	53,496
3,700	*	ATMI, Inc	97,384
8,300	*	Avanex Corp	35,856
4,000		Baldor Electric Co	91,920
1,300		Bel Fuse, Inc (Class B)	42,562
5,450	*	Benchmark Electronics,
		Inc	171,566
100	*	Brillian Corp	863
2,700		C&D Technologies, Inc	45,117
858	*	Catapult Communications
		Corp	15,297

292 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
4,277	*	C-COR.net Corp	$ 59,964
787		Celestica, Inc (U.S.)	12,907
4,322	*	Centillium
		Communications, Inc	19,535
1,100	*	Ceradyne, Inc	39,765
2,100	*	Ceva, Inc	19,752
4,700	*	Checkpoint Systems, Inc	88,830
6,500	*	ChipPAC, Inc	51,415
1,900	*	Comtech
		Telecommunications	44,080
55,787	*	Conexant Systems, Inc	343,648
47,600	*	Corvis Corp	91,392
4,900		CTS Corp	63,896
2,099		Cubic Corp	54,574
900	*	Diodes, Inc	19,629
3,700	*	Ditech Communications
		Corp	61,679
1,200	*	Drexler Technology Corp	16,440
3,631	*	DSP Group, Inc	93,426
1,600	*	Dupont Photomasks, Inc	37,216
3,700	*	Electro Scientific
		Industries, Inc	87,098
2,200	*	Emerson Radio Corp	8,404
1,395	*	EMS Technologies, Inc	26,937
2,500	*	Energy Conversion
		Devices, Inc	24,500
7,100	*	Entegris, Inc	89,886
4,000	*	ESS Technology, Inc	58,640
5,412	*	Exar Corp	100,122
20,500	*	Finisar Corp	44,690
891		Franklin Electric Co, Inc	56,739
5,600	*	FuelCell Energy, Inc	75,936
4,265	*	Genesis Microchip, Inc	71,481
1,600	*	Genlyte Group, Inc	89,664
11,300	*	GrafTech International Ltd	168,935
9,500	*	Harmonic, Inc	91,675
3,600		Helix Technology Corp	87,300
2,900	*	Hexcel Corp	21,112
3,100	*	Hutchinson Technology,
		Inc	86,986
1,700	*	Inet Technologies, Inc	21,097
2,400	*	Innovex, Inc	16,296
4,700	*	Integrated Silicon Solution,
		Inc	83,378
2,500		Inter-Tel, Inc	75,150
4,600	*	InterVoice, Inc	77,602
2,300	*	IXYS Corp	21,620
11,400	*	Kemet Corp	163,476
9,446	*	Kopin Corp	54,598
13,700	*	Lattice Semiconductor
		Corp	119,601

1,300	*	Lifeline Systems, Inc	$ 24,557
2,600	*	Littelfuse, Inc	96,720
2,375		LSI Industries, Inc	28,880
4,200	*	Mattson Technology, Inc	50,232
1,600	*	Medis Technologies Ltd	21,200
2,800	*	Mercury Computer Systems,
		Inc	71,400
4,400		Methode Electronics, Inc	56,760
1,000	*	Metrologic Instruments,
		Inc	23,400
7,600	*	Micrel, Inc	101,460
7,800	*	Microsemi Corp	106,704
3,000	*	Monolithic System
		Technology, Inc	40,170
3,450	*	Moog, Inc (Class A)	117,714
14,000	*	MRV Communications, Inc	46,620
4,400	*	Mykrolis Corp	62,744
700		National Presto Industries,
		Inc	27,132
6,400	*	Omnivision Technologies,
		Inc	174,784
5,400	*	ON Semiconductor Corp	40,716
8,600	*	Openwave Systems, Inc	114,724
14,700	*	Oplink Communications,
		Inc	36,897
2,130	*	Optical Communication
		Products, Inc	7,008
1,700	*	OSI Systems, Inc	34,000
2,300		Park Electrochemical Corp	58,190
3,800	*	Pemstar, Inc	13,870
2,800	*	Pericom Semiconductor
		Corp	32,144
3,800	*	Photronics, Inc	67,412
4,682	*	Pixelworks, Inc	80,203
5,400	*	Plantronics, Inc	197,694
5,400	*	Plexus Corp	96,066
3,900	*	Plug Power, Inc	30,108
900	*	Powell Industries, Inc	15,984
3,503	*	Power Integrations, Inc	102,743
8,600	*	Power-One, Inc	95,116
8,966	*	Powerwave Technologies,
		Inc	69,935
16,600	*	Proxim Corp (Class A)	29,382
900		Raven Industries, Inc	27,540
4,400	*	Rayovac Corp	125,840
81	*	Read-Rite Corp	2
3,100		Regal-Beloit Corp	61,938
7,760	*	Remec, Inc	58,976
23,200	*	RF Micro Devices, Inc	196,272
900		Richardson Electronics Ltd	10,899
2,100	*	Rogers Corp	112,077
6,200	*	SBA Communications Corp	24,056

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 293

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
2,000	*	SBS Technologies, Inc	$ 30,920
3,200	*	Seachange International,
		Inc	48,960
7,800	*	Semtech Corp	178,074
9,400	*	Silicon Image, Inc	96,820
10,700	*	Silicon Storage Technology,
		Inc	138,458
800	*	Siliconix, Inc	37,304
3,300	*	Sipex Corp	20,790
20,152	*	Skyworks Solutions, Inc	234,972
2,200		Smith (A.O.) Corp	63,690
29,100	*	Sonus Networks, Inc	107,961
2,100		Spectralink Corp	35,763
1,800	*	Standard Microsystems
		Corp	47,952
1,700	*	Stoneridge, Inc	24,514
11,158	*	Stratex Networks, Inc	53,001
7,300	*	Superconductor
		Technologies	16,790
1,200	*	Supertex, Inc	20,016
22,100	*	Sycamore Networks, Inc	90,168
5,400	*	Symmetricom, Inc	48,438
2,200	*	Synaptics, Inc	38,588
5,300	*	Technitrol, Inc	99,640
6,800	*	Tekelec	112,812
8,800	*	Terayon Communication
		Systems, Inc	30,096
5,700		Thomas & Betts Corp	124,374
2,900	*	Three-Five Systems, Inc	18,995
1,800	*	Tollgrade Communications,
		Inc	28,728
15,500	*	Transmeta Corp	61,380
17,903	*	Triquint Semiconductor, Inc	130,692
2,600	*	TTM Technologies, Inc	32,032
4,528		Turnstone Systems, Inc	557
1,500	*	Ulticom, Inc	15,390
2,200	*	Universal Display Corp	28,226
1,805	*	Universal Electronics, Inc	23,826
7,200	*	Valence Technology, Inc	32,040
4,100	*	Varian Semiconductor
		Equipment Associates,
		Inc	172,200
15,700	*	Verso Technologies, Inc	26,219
2,800	*	Viasat, Inc	69,664
2,500	*	Vicor Corp	30,675
1,700	*	Virage Logic Corp	15,722
27,700	*	Vitesse Semiconductor
		Corp	196,393
5,800	*	Westell Technologies, Inc	42,340
2,800	*	White Electronic Designs
		Corp	21,420

2,700	*	Wilson Greatbatch
		Technologies, Inc	$ 97,956
1,290		Woodhead Industries, Inc	19,350
3,600	*	Xicor, Inc	54,792
5,250	*	Zhone Technologies, Inc	20,423

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	9,580,237

ENGINEERING AND MANAGEMENT SERVICES—3.17%
1,800	*	aaiPharma, Inc	11,934
1,300	*	Advisory Board Co	47,515
2,600	*	Antigenics, Inc	27,716
9,700	*	Applera Corp (Celera
		Genomics Group)	140,747
5,500	*	Ariad Pharmaceuticals, Inc	52,030
10,500	*	Century Business Services,
		Inc	51,555
1,105	*	Charles River Associates,
		Inc	36,229
3,100	*	Ciphergen Biosystems,
		Inc	25,823
1,712	*	Cornell Cos, Inc	19,808
4,800	*	Corrections Corp of
		America	170,880
8,300	*	Covance, Inc	285,852
5,780	*	CuraGen Corp	36,067
3,800	*	CV Therapeutics, Inc	57,494
6,200	*	Decode Genetics, Inc	65,720
62	*	Deltagen, Inc	5
2,100	*	Digitas, Inc	21,609
2,600	*	Diversa Corp	23,036
3,600	*	eResearch Technology, Inc	100,980
2,645	*	Exact Sciences Corp	20,552
6,500	*	Exelixis, Inc	55,575
4,500	*	Exult, Inc	28,035
2,534	*	First Consulting Group, Inc	15,863
1,900	*	Forrester Research, Inc	36,005
5,500	*	FTI Consulting, Inc	91,630
10,400	*	Gartner, Inc (Class A)	121,160
4,200	*	Gene Logic, Inc	21,210
1,100	*	Genencor International,
		Inc	14,641
6,400	*	Gen-Probe, Inc	213,824
9,700	*	Incyte Corp	80,607
2,716	*	Kosan Biosciences, Inc	28,708
1,100		Landauer, Inc	46,200
5,100	*	Lexicon Genetics, Inc	31,977
2,900	*	Luminex Corp	26,245
2,200	*	MAXIMUS, Inc	77,000
3,000	*	Maxygen, Inc	28,470
1,000	*	MTC Technologies, Inc	25,110

294 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
3,700	*	Myriad Genetics, Inc	$ 60,014
6,100	*	Navigant Consulting, Inc	123,403
2,100	*	Neopharm, Inc	39,411
1,100	*	Newtek Business Services,
		Inc	5,720
3,400	*	Parexel International Corp	60,758
3,700	*	Per-Se Technologies, Inc	41,440
3,200	*	Pharmacopeia, Inc	64,384
5,400	*	PRG-Schultz International,
		Inc	23,760
3,100	*	Regeneration Technologies,
		Inc	35,185
4,600	*	Regeneron
		Pharmaceuticals, Inc	62,468
4,200	*	Repligen Corp	12,642
1,300	*	Research Frontiers, Inc	12,636
2,700	*	Resources Connection, Inc	119,121
7,500	*	Savient Pharmaceuticals,
		Inc	28,350
5,200	*	Seattle Genetics, Inc	43,992
1,000	*	SFBC International, Inc	29,760
2,078	*	Sourcecorp	55,067
3,100	*	Symyx Technologies, Inc	88,784
900	*	Tejon Ranch Co	33,264
5,200	*	Telik, Inc	139,568
6,700	*	Tetra Tech, Inc	143,782
4,000	*	Transkaryotic Therapies,
		Inc	68,640
1,600	*	TRC Cos, Inc	29,936
1,900	*	Trimeris, Inc	28,025
6,528	*	Tularik, Inc	160,262
8,500	*	U.S. Oncology, Inc	125,630
2,300	*	URS Corp	66,194
3,400	*	Washington Group
		International, Inc	124,474
4,600	*	Watson Wyatt & Co
		Holdings	116,104

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	4,080,586

EXECUTIVE, LEGISLATIVE AND GENERAL—0.00%
800	*	Omega Protein Corp	5,816

		TOTAL EXECUTIVE,
		LEGISLATIVE AND
		GENERAL	5,816

FABRICATED METAL PRODUCTS—0.81%
1,600		CIRCOR International, Inc	36,160
22,200	*	Crown Holdings, Inc	206,904
800	*	Drew Industries, Inc	28,064
3,600	*	Griffon Corp	77,760

1,000		Gulf Island Fabrication,
		Inc	$ 20,340
2,200	*	Intermagnetics General
		Corp	58,300
10,100	*	Jacuzzi Brands, Inc	94,738
1,000		Material Sciences Corp	11,000
1,800	*	Mobile Mini, Inc	31,140
2,500	*	NCI Building Systems, Inc	58,650
900	*	Raytech Corp	2,592
8,200	*	Shaw Group, Inc	88,888
1,500	*	Silgan Holdings, Inc	68,595
2,000		Simpson Manufacturing
		Co, Inc	97,900
2,900		Sturm Ruger & Co, Inc	39,179
7,700	*	Tower Automotive, Inc	38,808
2,000		Valmont Industries, Inc	39,960
1,800		Watts Water Technologies,
		Inc (Class A)	42,102

		TOTAL FABRICATED METAL
		PRODUCTS	1,041,080

FOOD AND KINDRED PRODUCTS—1.05%
2,000		American Italian Pasta
		Co (Class A)	79,860
1,000	*	Boston Beer Co, Inc
		(Class A)	18,420
500		Coca-Cola Bottling Co
		Consolidated	25,525
4,900		Corn Products
		International, Inc	196,000
7,300	*	Darling International, Inc	24,820
100		Farmer Brothers Co	36,000
4,099		Flowers Foods, Inc	107,558
12,300	*	Hercules, Inc	141,204
2,300	*	International Multifoods
		Corp	56,856
6,000	*	Interstate Bakeries Corp	68,220
900	*	J & J Snack Foods Corp	40,662
3,300		Lance, Inc	54,087
1,400	*	M&F Worldwide Corp	19,166
1,000		National Beverage Corp	9,520
1,400	*	Peets Coffee & Tea, Inc	29,820
3,300		Pilgrim’s Pride Corp	74,019
3,900	*	Ralcorp Holdings, Inc	118,677
1,000		Riviana Foods, Inc	27,900
1,200	*	Robert Mondavi Corp
		(Class A)	45,372
1,050		Sanderson Farms, Inc	38,566
5,400		Sensient Technologies
		Corp	100,818
4,100		Topps Co, Inc	39,155

		TOTAL FOOD AND KINDRED
		PRODUCTS	1,352,225

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 295

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

FOOD STORES—0.36%
3,300	*	7-Eleven, Inc	$ 50,061
200		Arden Group, Inc (Class A)	15,100
1,900	*	Great Atlantic & Pacific
		Tea Co, Inc	14,706
1,200		Ingles Markets, Inc
		(Class A)	12,848
3,700	*	Panera Bread Co (Class A)	144,004
700	*	Pantry, Inc	13,944
3,500	*	Pathmark Stores, Inc	27,930
13	*	Penn Traffic Co	2
4,300		Ruddick Corp	87,032
1,600		Weis Markets, Inc	54,000
3,300	*	Wild Oats Markets, Inc	39,039

		TOTAL FOOD STORES	458,666

FURNITURE AND FIXTURES—0.16%
1,337		Bassett Furniture
		Industries, Inc	26,513
800		Hooker Furniture Corp	18,592
2,900		Kimball International, Inc
		(Class B)	45,443
3,000	*	Select Comfort Corp	82,770
700		Stanley Furniture Co, Inc	27,181

		TOTAL FURNITURE AND
		FIXTURES	200,499

FURNITURE AND HOMEFURNISHINGS STORES—0.56%
2,900	*	Cost Plus, Inc	121,075
1,800	*	Electronics Boutique
		Holdings Corp	52,848
454	*	EUniverse, Inc	999
2,800	*	Gamestop Corp (Class A)	50,456
1,800	*	Guitar Center, Inc	66,852
2,100		Haverty Furniture Cos, Inc	44,688
2,700	*	Intertan, Inc	37,719
1,400	*	Kirkland’s, Inc	22,862
6,000	*	Linens ‘n Things, Inc	212,460
2,700	*	Restoration Hardware, Inc	13,419
900	*	Rex Stores Corp	14,166
4,400	*	The Bombay Co, Inc	34,540
1,800	*	Trans World Entertainment
		Corp	17,064
2,800	*	Tweeter Home
		Entertainment Group,
		Inc	26,432
1,500	*	Ultimate Electronics, Inc	9,795

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	725,375

GENERAL BUILDING CONTRACTORS—0.78%
1,800		Beazer Homes U.S.A., Inc	$ 190,638
2,160		Brookfield Homes Corp	75,794
506	*	Dominion Homes, Inc	19,253
1,425	*	Levitt Corp (Class A)	34,912
1,400		M/I Homes, Inc	66,192
1,200	*	Meritage Corp	89,100
2,300	*	Palm Harbor Homes, Inc	48,208
2,200	*	Perini Corp	34,650
4,600		Standard-Pacific Corp	276,000
384	*	Technical Olympic U.S.A.,
		Inc	12,288
3,900		Walter Industries, Inc	46,566
2,300	*	WCI Communities, Inc	57,569
578	*	William Lyon Homes, Inc	53,870

		TOTAL GENERAL BUILDING
		CONTRACTORS	1,005,040

GENERAL MERCHANDISE STORES—0.64%
9,400	*	BJ’s Wholesale Club, Inc	239,230
1,650	*	Brookstone, Inc	45,392
5,800		Casey’s General Stores, Inc	96,280
8,300		Dillard’s, Inc (Class A)	159,028
5,200		Fred’s, Inc	126,204
3,800	*	ShopKo Stores, Inc	55,556
2,790	*	Stein Mart, Inc	38,502
1,800	*	Tuesday Morning Corp	62,028

		TOTAL GENERAL
		MERCHANDISE STORES	822,220

HEALTH SERVICES—1.72%
6,500	*	Accredo Health, Inc	247,650
3,600	*	American Healthways, Inc	87,912
3,600	*	Amsurg Corp	81,756
12,100	*	Beverly Enterprises, Inc	77,440
1,700	*	Chronimed, Inc	13,209
900	*	Corvel Corp	32,580
2,700	*	Cross Country Healthcare,
		Inc	44,955
2,200	*	CryoLife, Inc	13,090
1,400	*	Curative Health Services,
		Inc	18,760
794	*	Dynacq Healthcare, Inc	4,192
2,962	*	Enzo Biochem, Inc	49,850
1,600	*	Genesis HealthCare Corp	38,960
3,300	*	Gentiva Health Services,
		Inc	51,117
7,400		Hooper Holmes, Inc	46,176
800	*	IMPAC Medical Systems,
		Inc	18,000
4,000	*	Inveresk Research Group,
		Inc	113,680
1,600	*	Kindred Healthcare, Inc	80,480

296 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

HEALTH SERVICES—(Continued)
1,200	*	LabOne, Inc	$ 36,480
5,000	*	LifePoint Hospitals, Inc	161,700
1,300	*	Matria Healthcare, Inc	32,916
2,900	*	MIM Corp	22,060
900	*	National Healthcare Corp	23,400
3,600	*	NeighborCare, Inc	87,300
4,400	*	Odyssey HealthCare, Inc	82,940
1,700	*	Option Care, Inc	19,363
6,800	*	Orthodontic Centers of
		America, Inc	53,720
3,200	*	Pediatrix Medical Group,
		Inc	201,600
6,200	*	Province Healthcare Co	98,580
2,100	*	RehabCare Group, Inc	41,748
6,700		Select Medical Corp	111,890
900	*	Specialty Laboratories,
		Inc	9,720
2,000	*	Sunrise Senior Living, Inc	71,700
1,600	*	U.S. Physical Therapy, Inc	22,080
2,300	*	United Surgical Partners
		International, Inc	78,062
1,500	*	VistaCare, Inc (Class A)	40,530

		TOTAL HEALTH SERVICES	2,215,596

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.12%
4,300		Granite Construction, Inc	102,211
3,000	*	Insituform Technologies,
		Inc (Class A)	46,890

		TOTAL HEAVY
		CONSTRUCTION, EXCEPT
		BUILDING	149,101

HOLDING AND OTHER INVESTMENT OFFICES—9.31%
2,300		AMLI Residential Properties
		Trust	64,975
2,100		Acadia Realty Trust	29,631
1,300		Alabama National Bancorp	72,176
300	*	Alexander’s, Inc	48,000
2,800		Alexandria Real Estate
		Equities, Inc	176,400
1,800		Allegiant Bancorp, Inc	52,938
3,300		Amcore Financial, Inc	98,307
2,530		American Home Mortgage
		Investment Corp	72,864
700		American Land Lease, Inc	14,301
1,100		American Mortgage
		Acceptance Co	19,855
300	*	American Realty Investors,
		Inc	2,883
6,274		Anthracite Capital, Inc	79,868
5,400		Anworth Mortgage Asset

		Corp	$ 75,384
2,200		Associated Estates Realty
		Corp	20,174
500		BRT Realty Trust	11,930
1,800		Bedford Property Investors	54,846
2,331	*	Boykin Lodging Co	21,632
3,400		Brandywine Realty Trust	103,870
7,700		Brookline Bancorp, Inc	122,815
3,500		Capital Automotive REIT	123,585
1,200		Capitol Bancorp Ltd	32,520
1,400		Capstead Mortgage Corp	25,830
900		Cherokee, Inc	21,113
2,400		Colonial Properties Trust	97,920
6,078		Commercial Net Lease
		Realty, Inc	120,040
1,320		Community Banks, Inc	41,131
5,000		Community First
		Bankshares, Inc	160,700
1,500		Connecticut Bancshares,
		Inc	77,940
7,700		Cornerstone Realty Income
		Trust, Inc	71,995
3,800		Corporate Office
		Properties Trust	95,000
1,400		Correctional Properties
		Trust	43,120
1,700	*	Criimi MAE, Inc	18,955
2,500		Eastgroup Properties, Inc	88,750
2,600		Entertainment Properties
		Trust	106,366
5,400		Equity Inns, Inc	49,680
3,900		Equity One, Inc	74,958
2,500		Essex Property Trust, Inc	163,750
6,700	*	FelCor Lodging Trust, Inc	69,814
600		First Defiance Financial
		Corp	16,716
5,400		First Industrial Realty
		Trust, Inc	213,300
1,600		First Indiana Corp	32,240
10,402		First Niagara Financial
		Group, Inc	141,987
1,571		First Place Financial Corp	28,498
1,600	*	4Kids Entertainment, Inc	35,792
8,100		Fremont General Corp	247,860
3,700		Gables Residential Trust	134,125
1,260		German American
		Bancorp	21,483
1,200		Gladstone Capital Corp	26,988
2,300		Glenborough Realty Trust,
		Inc	51,405
4,000		Glimcher Realty Trust	108,400
2,000		Great Lakes REIT	30,960

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 297

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
7,000		Greater Bay Bancorp	$ 204,750
1,500	*	Hawthorne Financial Corp	65,985
6,608		Health Care REIT, Inc	268,285
2,800		Heritage Property
		Investment Trust	87,080
7,100		Highwoods Properties, Inc	186,091
3,881		Home Properties, Inc	158,151
8,300		IMPAC Mortgage
		Holdings, Inc	225,760
3,700		Innkeepers U.S.A. Trust	33,818
4,900		Investors Real Estate
		Trust	48,118
17,332		iShares Russell 2000
		Index Fund	2,038,243
2,800		Keystone Property Trust	68,068
3,495		Kilroy Realty Corp	124,072
2,600		Koger Equity, Inc	61,022
2,900		Kramont Realty Trust	54,810
1,829		LTC Properties, Inc	33,123
21,600	*	La Quinta Corp	162,864
3,000		LaSalle Hotel Properties	70,800
4,700		Lexington Corporate
		Properties Trust	102,413
2,300	*	Local Financial Corp	50,140
8,800		MFA Mortgage Investments,
		Inc	88,880
1,900		Manufactured Home
		Communities, Inc	67,070
500		MASSBANK Corp	19,885
7,700	*	Meristar Hospitality Corp	53,515
2,200		Mid-America Apartment
		Communities, Inc	81,686
2,100		Mission West Properties,
		Inc	27,825
900		National Health Realty,
		Inc	16,812
3,007		National Health Investors,
		Inc	92,616
8,900		Nationwide Health
		Properties, Inc	198,203
4,100		Newcastle Investment Corp	138,170
3,000		Novastar Financial, Inc	197,850
2,579		Omega Healthcare
		Investors, Inc	28,034
1,870		Oriental Financial Group,
		Inc	59,559
1,800		PS Business Parks, Inc	83,430
1,400		Parkway Properties, Inc	65,450
3,920		Pennsylvania Real Estate
		Investment Trust	147,627
4,200		Post Properties, Inc	120,960

4,500		Prentiss Properties Trust	$ 166,050
725	*	Price Legacy Corp	12,361
900		PrivateBancorp, Inc	46,422
1,900		Prosperity Bancshares, Inc	44,764
700		Quaker City Bancorp, Inc	38,080
3,000		RAIT Investment Trust	88,650
1,500		Ramco-Gershenson
		Properties	42,300
6,700		Reckson Associates
		Realty Corp	188,538
1,935		Redwood Trust, Inc	120,299
4,300		SL Green Realty Corp	205,110
1,900		Sandy Spring Bancorp, Inc	68,932
1,500		Saul Centers, Inc	45,825
6,700		Senior Housing Properties
		Trust	130,650
1,600		Sizeler Property Investors	18,624
1,900		Sovran Self Storage, Inc	79,363
1,500		Suffolk Bancorp	51,375
3,700		Summit Properties, Inc	88,245
1,800		Sun Communities, Inc	77,076
5,400		Susquehanna Bancshares,
		Inc	138,402
1,200		Tanger Factory Outlet
		Centers, Inc	54,384
5,700		Taubman Centers, Inc	143,469
1,100		Tompkins Trustco, Inc	50,050
2,000		Town & Country Trust	54,400
300	*	Transcontinental Realty
		Investors, Inc	4,353
3,018		U.S. Restaurant Properties,
		Inc	56,557
800		United Mobile Homes, Inc	12,888
1,500		Universal Health Realty
		Income Trust	50,550
2,900		Urstadt Biddle Properties,
		Inc (Class A)	47,850
9,900		Ventas, Inc	272,052
5,200		Washington Real Estate
		Investment Trust	168,740
3,990		Waypoint Financial Corp	107,012
616		Westfield Financial, Inc	15,166
2,871		Winston Hotels, Inc	30,260
45		MI Development, Inc
		(Class A)	1,260

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	11,966,992

HOTELS AND OTHER LODGING PLACES—0.54%
1,500		Ameristar Casinos, Inc	50,624

298 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES—(Continued)
3,400	*	Boca Resorts, Inc
		(Class A)	$ 59,330
4,200		Boyd Gaming Corp	96,138
2,600		Choice Hotels
		International, Inc	116,324
9,700		Extended Stay America,
		Inc	187,889
2,500		Marcus Corp	43,375
3,800	*	Pinnacle Entertainment,
		Inc	52,440
4,900	*	Prime Hospitality Corp	55,762
2,500	*	Vail Resorts, Inc	39,400

		TOTAL HOTELS AND OTHER
		LODGING PLACES	701,282

INDUSTRIAL MACHINERY AND EQUIPMENT—5.00%
1,200	*	Aaon, Inc	23,748
2,800	*	Actuant Corp	109,844
14,200	*	Adaptec, Inc	124,392
8,300	*	Advanced Digital
		Information Corp	94,454
700		Alamo Group, Inc	12,173
600		Ampco-Pittsburgh Corp	7,746
2,000	*	Astec Industries, Inc	32,220
900	*	ASV, Inc	27,360
6,208	*	Asyst Technologies, Inc	51,092
13,300	*	Axcelis Technologies, Inc	147,896
500		BHA Group Holdings, Inc	14,995
2,200		Black Box Corp	117,898
600	*	Blount International, Inc	6,000
2,900		Briggs & Stratton Corp	195,663
5,800	*	Brooks Automation, Inc	121,684
1,400		Cascade Corp	28,420
9,300	*	Cirrus Logic, Inc	70,494
3,500	*	Computer Network
		Technology Corp	28,000
8,400	*	Concurrent Computer Corp	28,980
9,300	*	Cray, Inc	61,659
2,000	*	Cuno, Inc	89,760
4,900	*	Cymer, Inc	189,189
4,800	*	Dot Hill Systems Corp	48,096
787	*	Dril-Quip, Inc	12,938
6,100	*	Electronics For Imaging,
		Inc	149,877
2,350		Engineered Support
		Systems, Inc	114,656
2,800	*	EnPro Industries, Inc	52,976
2,900	*	Esterline Technologies
		Corp	72,065
4,592	*	FalconStor Software, Inc	33,972

1,500	*	Fargo Electronics, Inc	$ 16,950
6,400	*	Flowserve Corp	134,080
2,100	*	Gardner Denver, Inc	56,868
29,300	*	Gateway, Inc	154,704
800	*	General Binding Corp	13,600
3,200	*	Global Power Equipment
		Group, Inc	26,944
1,000		Gorman-Rupp Co	25,900
1,900	*	Hydril	49,780
3,400	*	Hypercom Corp	26,996
3,700		IDEX Corp	160,876
5,100	*	InFocus Corp	47,685
1,970	*	Interland, Inc	8,136
7,000		Iomega Corp	39,130
5,800		JLG Industries, Inc	82,940
6,400		Joy Global, Inc	179,648
1,600	*	Kadant, Inc	33,360
3,600		Kaydon Corp	99,108
4,500		Kennametal, Inc	185,715
3,672	*	Komag, Inc	67,565
6,600	*	Kulicke & Soffa Industries,
		Inc	77,352
5,900		Lennox International, Inc	109,445
4,300		Lincoln Electric Holdings,
		Inc	121,045
1,600		Lindsay Manufacturing Co	38,528
800		Lufkin Industries, Inc	25,080
3,500		Manitowoc Co, Inc	103,530
376	*	Mestek, Inc	6,760
2,400	*	Micros Systems, Inc	108,360
4,800	*	Milacron, Inc	16,656
3,100		Modine Manufacturing Co	80,786
600		Nacco Industries, Inc
		(Class A)	49,440
3,700		Nordson Corp	138,602
3,500	*	Oil States International,
		Inc	47,040
2,000	*	Omnicell, Inc	39,620
1,300	*	Overland Storage, Inc	22,035
5,066	*	PalmOne, Inc	108,210
3,800	*	Paxar Corp	56,050
1,875	*	Planar Systems, Inc	26,681
4,000	*	Presstek, Inc	43,520
3,200	*	ProQuest Co	93,344
19,100	*	Quantum Corp	70,670
1,400		Robbins & Myers, Inc	30,170
1,295		Sauer-Danfoss, Inc	17,703
954		Schawk, Inc	12,765
6,600	*	Scientific Games Corp
		(Class A)	123,552
2,100	*	Semitool, Inc	26,754
2,400	*	Sigma Designs, Inc	17,208
27,600	*	Silicon Graphics, Inc	70,104

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 299

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
1,283	*	Simpletech, Inc	$ 6,094
1,433		Standex International
		Corp	38,691
3,800		Stewart & Stevenson
		Services, Inc	55,556
1,700	f*	StorageNetworks, Inc	0
9,800	b*	Surebeam Corp (Class A)	108
2,200		Tecumseh Products Co
		(Class A)	92,620
1,210		Tennant Co	48,001
5,900	*	Terex Corp	218,123
1,300		Thomas Industries, Inc	40,950
3,300		Toro Co	204,600
2,700	*	Ultratech, Inc	62,937
6,300	*	UNOVA, Inc	136,143
3,100	*	Veeco Instruments, Inc	86,955
1,200		Woodward Governor Co	76,488
5,400		York International Corp	212,274

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	6,438,782

INSTRUMENTS AND RELATED PRODUCTS—5.90%
3,400	*	Aclara BioSciences, Inc	13,328
2,500	*	Advanced Neuromodulation
		Systems, Inc	90,225
4,000	*	Aksys Ltd	25,960
2,400	*	Alaris Medical Systems, Inc	44,760
6,000	*	Align Technology, Inc	114,060
2,700	*	American Medical Systems
		Holdings, Inc	71,550
1,100		Analogic Corp	50,039
3,100		Arrow International, Inc	92,659
2,400	*	Arthrocare Corp	55,464
1,300	*	Aspect Medical Systems,
		Inc	19,370
1,500		BEI Technologies, Inc	33,690
2,500	*	Biolase Technology, Inc	43,775
2,731	*	Bruker BioSciences Corp	13,682
2,200	*	Candela Corp	30,162
900	*	Cantel Medical Corp	16,101
6,700	*	Cardiac Science, Inc	29,279
4,300	*	Cardiodynamics
		International Corp	27,176
4,835	*	Cepheid, Inc	45,014
2,163	*	Cerus Corp	7,203
1,800	*	Cholestech Corp	15,840
900	*	Closure Medical Corp	24,750
4,500		Cognex Corp	149,625
3,900	*	Coherent, Inc	102,531

2,800		Cohu, Inc	$ 52,220
1,600	*	Cole National Corp	35,312
2,400	*	Conceptus, Inc	28,608
3,600	*	Concord Camera Corp	22,608
3,900	*	Conmed Corp	115,206
4,500		Cooper Cos, Inc	243,000
8,500	*	Credence Systems Corp	100,980
3,300	*	CTI Molecular Imaging, Inc	48,147
2,700	*	Cyberonics, Inc	64,692
15,100	*	Cytyc Corp	335,975
1,500		Datascope Corp	52,710
2,300	*	Dionex Corp	121,440
1,106	*	DJ Orthopedics, Inc	28,590
3,263	*	DRS Technologies, Inc	91,299
2,000		EDO Corp	48,160
1,600	*	ESCO Technologies, Inc	73,792
800	*	Exactech, Inc	14,720
1,200	*	Excel Technology, Inc	37,740
3,200	*	FEI Co	69,920
4,400	*	Flir Systems, Inc	167,728
3,200	*	Fossil, Inc	106,720
2,100	*	Haemonetics Corp	66,045
2,900	*	Hanger Orthopedic Group,
		Inc	52,345
1,600	*	Herley Industries, Inc	30,208
2,600	*	Hologic, Inc	52,650
1,400	*	ICU Medical, Inc	42,518
1,447		II-VI, Inc	35,379
3,600	*	Inamed Corp	191,808
5,800	*	Input/Output, Inc	44,950
2,382	*	Integra LifeSciences
		Holding	72,937
2,326	*	Interpore International	33,448
3,699	*	Intuitive Surgical, Inc	62,883
3,500		Invacare Corp	157,990
2,300	*	Invision Technologies, Inc	114,241
2,300	*	Ionics, Inc	65,320
2,700	*	Itron, Inc	50,247
3,100	*	Ixia	33,542
1,600		Keithley Instruments, Inc	33,136
993	*	Kensey Nash Corp	24,477
1,700	*	KVH Industries, Inc	24,497
2,400	*	Kyphon, Inc	57,384
1,800	*	Laserscope	35,604
8,150	*	Lexar Media, Inc	134,964
8,100	*	LTX Corp	122,310
1,100	*	Medical Action Industries,
		Inc	22,484
5,400		Mentor Corp	162,540
3,046	*	Merit Medical Systems,
		Inc	65,915
1,500	*	Micro Therapeutics, Inc	6,300
2,700		Mine Safety Appliances Co	76,572

300 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
3,500	*	MKS Instruments, Inc	$ 84,035
1,800	*	Molecular Devices Corp	33,912
1,000		Movado Group, Inc	29,940
2,793		MTS Systems Corp	77,282
5,200	*	Newport Corp	86,944
2,200	*	Novoste Corp	7,458
3,300		Oakley, Inc	48,972
2,500	*	Ocular Sciences, Inc	72,875
6,200	*	Orbital Sciences Corp	77,686
4,300	*	Orthologic Corp	33,325
2,000	*	Osteotech, Inc	12,900
2,200	*	Photon Dynamics, Inc	71,786
8,200	*	Pinnacle Systems, Inc	74,046
2,100	*	Possis Medical, Inc	59,073
900	*	Retractable Technologies,
		Inc	5,652
1,600	*	Rofin-Sinar Technologies,
		Inc	47,760
4,100		Roper Industries, Inc	197,825
1,600	*	Rudolph Technologies, Inc	29,968
4,000	*	Sola International, Inc	93,000
2,100	*	Sonic Solutions, Inc	39,816
1,900	*	SonoSite, Inc	40,527
2,300	*	Staar Surgical Co	20,631
3,400	*	Star Scientific, Inc	14,042
5,076	*	Sybron Dental Specialties,
		Inc	138,321
1,400	*	Synovis Life Technologies,
		Inc	20,006
715		Sypris Solutions, Inc	12,155
5,500	*	Techne Corp	224,455
3,900	*	Theragenics Corp	20,982
3,300	*	Therasense, Inc	88,968
6,400	*	Thoratec Corp	79,936
6,450	*	Trimble Navigation Ltd	147,899
3,000	*	TriPath Imaging, Inc	27,480
1,400		United Industrial Corp	26,516
4,000	*	Varian, Inc	160,680
1,700	*	Ventana Medical Systems,
		Inc	69,632
4,100	*	Viasys Healthcare, Inc	92,742
5,200	*	Visx, Inc	101,504
1,200	*	Vital Images, Inc	12,048
800		Vital Signs, Inc	26,984
5,000	*	Vivus, Inc	30,350
2,075	*	Wright Medical Group, Inc	63,703
2,700		X-Rite, Inc	40,203
600		Young Innovations, Inc	21,054
1,100	*	Zoll Medical Corp	43,978

2,100	*	Zygo Corp	$ 32,823

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	7,590,378

INSURANCE AGENTS, BROKERS AND SERVICE—0.19%
2,100	*	Clark, Inc	35,700
1,400		Crawford & Co (Class B)	7,112
4,300		Hilb, Rogal & Hamilton Co	163,830
2,900	*	USI Holdings Corp	42,891

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	249,533

INSURANCE CARRIERS—2.54%
3,000		21st Century Insurance
		Group	43,200
4,400		Alfa Corp	59,884
7,200	*	Allmerica Financial Corp	248,760
1,600	*	American Medical Security
		Group, Inc	42,736
1,200	*	American Physicians
		Capital, Inc	25,080
3,200	*	AMERIGROUP Corp	146,240
5,200		AmerUs Group Co	209,820
3,400	*	Argonaut Group, Inc	64,702
1,000		Baldwin & Lyons, Inc
		(Class B)	29,030
2,350	*	Centene Corp	71,886
3,745	*	Citizens, Inc	27,900
2,100	*	CNA Surety Corp	23,205
3,200		Commerce Group, Inc	153,600
3,300		Delphi Financial Group,
		Inc (Class A)	138,666
400		Donegal Group, Inc	8,016
289		EMC Insurance Group, Inc	6,086
400	*	Enstar Group, Inc	18,456
1,500		FBL Financial Group, Inc
		(Class A)	42,150
1,100	*	Financial Industries Corp	14,586
902		Great American Financial
		Resources, Inc	14,216
4,300		Harleysville Group, Inc	80,066
2,000	*	HealthExtras, Inc	22,960
5,300		Horace Mann Educators
		Corp	83,316
404		Independence Holding Co	12,447
1,800		Infinity Property &
		Casualty Corp	56,574
500		Kansas City Life Insurance
		Co	21,395
2,500		Landamerica Financial
		Group, Inc	113,150
1,000		Midland Co	24,950

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 301

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
300	*	National Western Life
		Insurance Co (Class A)	$ 44,337
799	*	Navigators Group, Inc	22,995
300		NYMAGIC, Inc	7,590
7,400	*	Ohio Casualty Corp	147,926
1,200		Penn-America Group, Inc	17,592
2,100	*	Philadelphia Consolidated
		Holding Corp	121,800
12,600		Phoenix Cos, Inc	168,966
806	*	Pico Holdings, Inc	13,243
3,000	*	PMA Capital Corp
		(Class A)	18,210
2,700		Presidential Life Corp	40,446
3,108	*	ProAssurance Corp	108,780
2,400		RLI Corp	92,640
1,300		Safety Insurance Group,
		Inc	24,700
3,700		Selective Insurance Group,
		Inc	129,759
3,100	*	Sierra Health Services, Inc	112,840
1,700		State Auto Financial Corp	43,877
2,400		Stewart Information
		Services Corp	94,320
1,000	*	Triad Guaranty, Inc	52,750
5,100	*	UICI	75,276
1,000		United Fire & Casualty Co	42,269
3,100	*	Universal American
		Financial Corp	37,200
1,200		Zenith National Insurance
		Corp	47,040

		TOTAL INSURANCE
		CARRIERS	3,267,633

JUSTICE, PUBLIC ORDER AND SAFETY—0.03%
1,400	*	Geo Group, Inc	32,200

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	32,200

LEATHER AND LEATHER PRODUCTS—0.29%
2,400		Brown Shoe Co, Inc	87,432
3,200		K-Swiss, Inc (Class A)	78,304
1,882	*	Maxwell Shoe Co, Inc
		(Class A)	42,364
1,300	*	Steven Madden Ltd	25,948
300		Weyco Group, Inc	10,983
5,200		Wolverine World Wide, Inc	125,476

		TOTAL LEATHER AND
		LEATHER PRODUCTS	370,507

LEGAL SERVICES—0.04%
2,100	*	Pre-Paid Legal Services,
		Inc	$ 51,408

		TOTAL LEGAL SERVICES	51,408

LUMBER AND WOOD PRODUCTS—0.21%
700		American Woodmark Corp	46,522
7,100	*	Champion Enterprises, Inc	75,260
1,319		Deltic Timber Corp	46,798
1,000	*	Modtech Holdings, Inc	7,410
800		Skyline Corp	30,856
2,100		Universal Forest Products,
		Inc	64,806

		TOTAL LUMBER AND WOOD
		PRODUCTS	271,652

METAL MINING—0.42%
1,300	*	Cleveland-Cliffs, Inc	85,059
27,900	*	Coeur D’alene Mines Corp	195,300
15,799	*	Hecla Mining Co	132,870
2,200		Royal Gold, Inc	38,962
5,855	*	Stillwater Mining Co	91,924

		TOTAL METAL MINING	544,115

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.64%
8,900		Callaway Golf Co	168,922
1,927	*	Daktronics, Inc	43,492
11,341	*	Identix, Inc	65,540
3,200	*	Jakks Pacific, Inc	48,000
4,000	*	K2, Inc	64,120
1,900	*	Lydall, Inc	19,380
3,712		Nautilus Group, Inc	58,464
2,100	*	Oneida Ltd	5,145
1,300		Penn Engineering &
		Manufacturing Corp	22,061
1,800	*	RC2 Corp	49,500
1,200		Russ Berrie & Co, Inc	42,000
2,200	*	Shuffle Master, Inc	102,278
600	*	Steinway Musical
		Instruments, Inc	19,230
4,100	*	Yankee Candle Co, Inc	113,078

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	821,210

MISCELLANEOUS RETAIL—1.24%
1,700	*	AC Moore Arts & Crafts,
		Inc	45,900
4,646	*	Alloy, Inc	22,301
1,700	*	Big 5 Sporting Goods Corp	42,925
900		Blair Corp	23,985
1,400	*	Blue Rhino Corp	23,716
3,800		Cash America International,
		Inc	87,590

302 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS RETAIL—(Continued)
1,600	*	Coldwater Creek, Inc	$ 34,112
1,800	*	Dick’s Sporting Goods, Inc	104,652
4,200	*	Drugstore.com, Inc	22,596
2,800	*	Duane Reade, Inc	47,432
50	*	FAO, Inc	4
800	*	Finlay Enterprises, Inc	14,408
2,800		Friedman’s, Inc (Class A)	16,240
900	*	Galyans Trading Co, Inc	9,054
1,900		Hancock Fabrics, Inc	30,191
1,500	*	Hibbett Sporting Goods,
		Inc	57,210
2,300	*	Jill (J.) Group, Inc	47,196
2,300	*	Jo-Ann Stores, Inc	64,515
4,000		Longs Drug Stores Corp	75,320
2,500	*	1-800-Flowers.com, Inc
		(Class A)	23,925
1,200	*	Overstock.com, Inc	37,056
900	*	PC Connection, Inc	7,101
1,500	*	Party City Corp	22,335
4,800	*	Petco Animal Supplies, Inc	135,264
2,799	*	Priceline.com, Inc	75,461
1,300	*	Sharper Image Corp	42,354
2,691	*	Sports Authority, Inc	107,855
4,800		Stamps.com, Inc	28,752
4,700	*	Summit America Television,
		Inc	18,988
1,300	*	Systemax, Inc	6,864
2,300	*	Valuevision International,
		Inc (Class A)	35,305
1,480	*	Whitehall Jewellers, Inc	13,527
1,291		World Fuel Services Corp	47,418
3,560	*	Zale Corp	219,118

		TOTAL MISCELLANEOUS
		RETAIL	1,590,670

MOTION PICTURES—0.41%
4,100	*	AMC Entertainment, Inc	62,935
4,054	*	Avid Technology, Inc	187,011
200	*	Carmike Cinemas, Inc	7,454
7,200	*	Hollywood Entertainment
		Corp	97,632
3,200		Movie Gallery, Inc	62,688
2,900	*	NetFlix, Inc	98,948
1,800	*	Reading International, Inc	12,330

		TOTAL MOTION PICTURES	528,998

NONDEPOSITORY INSTITUTIONS—0.82%
1,300	*	Accredited Home Lenders
		Holding Co	51,220
2,722		Advanta Corp (Class A)	45,621
5,376		CharterMac	133,217
1,800	*	CompuCredit Corp	38,052
1,800	*	Credit Acceptance Corp	34,182

1,700	b*	DVI, Inc	$ 93
6,000	*	E-Loan, Inc	18,660
1,200	*	Federal Agricultural
		Mortgage Corp
		(Class C)	31,452
1,900	*	Financial Federal Corp	63,517
3,600		MCG Capital Corp	72,684
1,800		Medallion Financial Corp	15,570
3,800	*	Metris Cos, Inc	30,552
3,850		New Century Financial
		Corp	186,956
3,800	*	Saxon Capital, Inc	107,958
500	*	United PanAm Financial
		Corp	7,995
2,200		Westcorp	96,954
1,700	*	WFS Financial, Inc	73,644
2,200	*	World Acceptance Corp	42,922

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,051,249

NONMETALLIC MINERALS, EXCEPT FUELS—0.03%
2,549		Amcol International Corp	44,480

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	44,480

OIL AND GAS EXTRACTION—3.13%
1,100	*	Atwood Oceanics, Inc	39,149
2,200		Berry Petroleum Co
		(Class A)	60,016
3,400		Cabot Oil & Gas Corp
		(Class A)	103,904
4,700	*	Cal Dive International, Inc	121,401
5,600	*	Cimarex Energy Co	161,840
500	*	Clayton Williams Energy,
		Inc	17,350
4,100	*	Comstock Resources, Inc	81,467
4,500	*	Denbury Resources, Inc	75,870
1,200	*	Encore Acquisition Co	33,240
2,900	*	Energy Partners Ltd	38,715
5,800	*	Evergreen Resources, Inc	199,230
6,100	*	Forest Oil Corp	154,025
9,400	*	Global Industries Ltd	54,990
22,200	*	Grey Wolf, Inc	91,908
6,900	*	Hanover Compressor Co	83,421
4,672	*	Harvest Natural Resources,
		Inc	68,258
3,500	*	Horizon Offshore, Inc	10,605
2,000	*	Houston Exploration Co	89,460
5,700	*	KCS Energy, Inc	60,990
8,900	*	Magnum Hunter Resources,
		Inc	90,246
1,600	*	McMoRan Exploration Co	23,680

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 303

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
5,600	*	Meridian Resource Corp	$ 33,712
9,600	*	Newpark Resources, Inc	49,920
2,400	*	Nuevo Energy Co	78,144
3,000	*	Oceaneering International,
		Inc	91,350
11,600	*	Parker Drilling Co	48,372
8,200		Patina Oil & Gas Corp	215,250
1,000		Penn Virginia Corp	60,600
2,100	*	Petroleum Development
		Corp	60,165
5,200	*	Plains Exploration &
		Production Co	96,928
1,200	*	Prima Energy Corp	41,460
1,800	*	Quicksilver Resources, Inc	69,768
7,100		Range Resources Corp	86,123
2,800	*	Remington Oil & Gas Corp	55,300
1,300		RPC, Inc	14,482
2,300	*	Seacor Smit, Inc	94,484
4,800	*	Southwestern Energy Co	115,776
3,300	*	Spinnaker Exploration Co	118,536
3,700		St. Mary Land &
		Exploration Co	123,691
3,200	*	Stone Energy Corp	158,272
6,288	*	Superior Energy Services,
		Inc	63,383
3,400	*	Swift Energy Co	64,090
2,700	*	Tetra Technologies, Inc	70,551
4,900	*	Tom Brown, Inc	184,240
2,300	*	Transmontaigne, Inc	14,030
5,000	*	Unit Corp	137,100
4,229	*	Veritas DGC, Inc	87,540
6,484		Vintage Petroleum, Inc	95,055
3,000	*	W-H Energy Services, Inc	43,410

		TOTAL OIL AND GAS
		EXTRACTION	4,031,497

PAPER AND ALLIED PRODUCTS—0.56%
778		Boise Cascade Corp	26,958
3,560	*	Buckeye Technologies, Inc	36,882
3,546	*	Caraustar Industries, Inc	41,311
1,922		Chesapeake Corp	45,878
3,900		Glatfelter	43,836
1,500	*	Graphic Packaging Corp	7,350
1,900		Greif, Inc (Class A)	66,386
6,700	*	Longview Fibre Co	74,772
4,100	*	Playtex Products, Inc	28,331
2,024		Pope & Talbot, Inc	34,793
3,400		Potlatch Corp	138,550
3,200		Rock-Tenn Co (Class A)	46,144
2,000		Schweitzer-Mauduit
		International, Inc	64,600
4,800		Wausau-Mosinee Paper

		Corp	$ 67,632

		TOTAL PAPER AND
		ALLIED PRODUCTS	723,423

PERSONAL SERVICES—0.21%
5,016	*	Alderwoods Group, Inc	52,166
1,200		Angelica Corp	27,396
1	*	Cadiz, Inc	7
2,882	*	Coinstar, Inc	45,737
1,100		CPI Corp	20,933
2,300		G & K Services, Inc
		(Class A)	85,606
1,200		Unifirst Corp	33,096

		TOTAL PERSONAL
		SERVICES	264,941

PETROLEUM AND COAL PRODUCTS—0.40%
2,600		ElkCorp	70,434
3,400		Frontier Oil Corp	65,892
4,200	*	Headwaters, Inc	107,604
1,311		Holly Corp	41,768
7,700	*	Tesoro Petroleum Corp	144,683
2,500		WD-40 Co	87,500

		TOTAL PETROLEUM AND
		COAL PRODUCTS	517,881

PRIMARY METAL INDUSTRIES—1.73%
13,200	*	AK Steel Holding Corp	77,484
10,900		Allegheny Technologies, Inc	131,890
19,867	*	Andrew Corp	347,673
3,000		Belden, Inc	56,910
1,800	*	Brush Engineered
		Materials, Inc	36,486
5,500	*	Cable Design
		Technologies Corp	52,140
2,700		Carpenter Technology
		Corp	88,776
1,700	*	Century Aluminum Co	47,991
6,900	*	CommScope, Inc	114,885
2,300		Curtiss-Wright Corp	107,801
1,400	*	Encore Wire Corp	52,150
5,200	*	General Cable Corp	38,376
1,500		Gibraltar Steel Corp	36,870
2,400	*	Liquidmetal Technologies,
		Inc	7,656
3,400	*	Lone Star Technologies,
		Inc	60,078
3,774		Matthews International
		Corp (Class A)	125,297
5,600	*	Maverick Tube Corp	131,880
4,600		Mueller Industries, Inc	156,354
1,403		NN, Inc	16,373

304 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—(Continued)
1,900	*	NS Group, Inc	$ 24,700
2,200		Quanex Corp	93,478
2,500	*	RTI International Metals,
		Inc	39,575
2,847		Ryerson Tull, Inc	37,267
1,956		Schnitzer Steel Industries,
		Inc (Class A)	62,709
5,100	*	Steel Dynamics, Inc	126,378
2,800		Texas Industries, Inc	101,220
4,000		Tredegar Corp	58,520

		TOTAL PRIMARY METAL
		INDUSTRIES	2,230,917

PRINTING AND PUBLISHING—0.90%
8,200	*	American Greetings
		Corp (Class A)	186,714
3,100		Banta Corp	143,499
4,400		Bowne & Co, Inc	75,240
1,500	*	Consolidated Graphics, Inc	57,675
750		Courier Corp	33,562
600		CSS Industries, Inc	19,950
2,200		Ennis Business Forms, Inc	36,828
3,700		Harland (John H.) Co	115,144
5,700		Hollinger International, Inc	112,860
1,700	*	Information Holdings, Inc	35,054
4,300	*	Journal Register Co	89,870
4,200	*	Mail-Well, Inc	18,774
1,600	*	Martha Stewart Living
		Omnimedia, Inc
		(Class A)	17,600
1,300		New England Business
		Services, Inc	44,005
1,900	*	Playboy Enterprises, Inc
		(Class B)	26,638
19,700	*	Primedia, Inc	53,190
700		Pulitzer, Inc	33,775
5		R.R. Donnelley & Sons Co	151
1,600		Standard Register Co	25,648
1,088		Thomas Nelson, Inc	29,615

		TOTAL PRINTING AND
		PUBLISHING	1,155,792

RAILROAD TRANSPORTATION—0.19%
1,900		Florida East Coast
		Industries	68,058
2,400	*	Genesee & Wyoming, Inc
		(Class A)	59,280
8,200	*	Kansas City Southern
		Industries, Inc	113,980

		TOTAL RAILROAD
		TRANSPORTATION	241,318

REAL ESTATE—0.27%
700	*	Avatar Holdings, Inc	$ 26,243
700		Consolidated-Tomoka
		Land Co	25,984
4,100	*	Jones Lang LaSalle, Inc	105,411
400	*	Orleans Homebuilders,
		Inc	9,620
13,077	*	Stewart Enterprises, Inc
		(Class A)	95,070
1,000	*	Tarragon Realty Investors,
		Inc	14,250
4,000	*	Trammell Crow Co	56,120
400		United Capital Corp	8,752

		TOTAL REAL ESTATE	341,450

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.82%
2,100	*	Applied Films Corp	58,590
1,600		Bandag, Inc	79,632
8,700		Cooper Tire & Rubber Co	175,305
20,100	*	Goodyear Tire & Rubber Co	171,654
700	*	Gundle/SLT Environmental,
		Inc	12,894
3,600	*	Jarden Corp	127,836
2,475		Myers Industries, Inc	30,443
1,000		Quixote Corp	21,030
3,900		Schulman (A.), Inc	76,635
2,500	*	Skechers U.S.A., Inc
		(Class A)	32,775
3,400		Spartech Corp	84,660
1,000	*	Trex Co, Inc	34,110
6,800		Tupperware Corp	121,108
2,341	*	Vans, Inc	34,647

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	1,061,319

SECURITY AND COMMODITY BROKERS—0.43%
4,200	*	Affiliated Managers Group,
		Inc	229,236
900		First Albany Cos, Inc	12,456
868		Gabelli Asset Management,
		Inc (Class A)	34,963
6,300	*	Investment Technology
		Group, Inc	96,390
9,800	*	Knight Trading Group, Inc	124,068
1,400		Sanders Morris Harris
		Group, Inc	16,758
1,900		SWS Group, Inc	34,029
200		Value Line, Inc	10,546

		TOTAL SECURITY AND
		COMMODITY BROKERS	558,446

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 305

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

SOCIAL SERVICES—0.06%
1,600	*	Bright Horizons Family
		Solutions, Inc	$ 75,456

		TOTAL SOCIAL SERVICES	75,456

SPECIAL TRADE CONTRACTORS—0.37%
6,400	*	Dycom Industries, Inc	169,728
1,800	*	EMCOR Group, Inc	66,060
4,300	*	Integrated Electrical
		Services, Inc	48,332
800	*	John B. Sanfilippo & Son	29,360
2,300	*	Matrix Service Co	31,119
9,900	*	Quanta Services, Inc	70,092
1,308		Roto-Rooter, Inc	66,119

		TOTAL SPECIAL TRADE
		CONTRACTORS	480,810

STONE, CLAY, AND GLASS PRODUCTS—0.42%
880		Ameron International
		Corp	29,682
2,900		Apogee Enterprises, Inc	35,757
2,500	*	Cabot Microelectronics
		Corp	105,600
1,400		CARBO Ceramics, Inc	88,130
2,500		Eagle Materials, Inc	147,125
1,900		Libbey, Inc	49,267
4,900	b*	USG Corp	85,701

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	541,262

TEXTILE MILL PRODUCTS—0.12%
3,500		Albany International
		Corp (Class A)	94,115
300	*	Hampshire Group Ltd	9,144
5,900	*	Interface, Inc (Class A)	46,905

		TOTAL TEXTILE MILL
		PRODUCTS	150,164

TOBACCO PRODUCTS—0.18%
3,500		Universal Corp (Virginia)	177,870
3,150		Vector Group Ltd	53,550

		TOTAL TOBACCO
		PRODUCTS	231,420

TRANSPORTATION BY AIR—0.89%
10,200	*	Airtran Holdings, Inc	121,176
3,200	*	Alaska Air Group, Inc	78,912
4,300	*	America West Holdings
		Corp (Class B)	40,979
21,000	*	AMR Corp	267,330
5,600	*	Atlantic Coast Airlines
		Holdings, Inc	40,712
8,900	*	Continental Airlines, Inc
		(Class B)	111,517

4,100	*	ExpressJet Holdings, Inc	$ 51,004
1,500	*	Forward Air Corp	49,305
4,637	*	Frontier Airlines, Inc	48,318
1,275	*	MAIR Holdings, Inc	11,653
3,500	*	Mesa Air Group, Inc	28,910
8,200	*	Northwest Airlines Corp	82,902
2,500	*	Offshore Logistics, Inc	57,625
500	*	Petroleum Helicopters
		(Vote)	12,350
7,700		Skywest, Inc	148,148
53	*	UAL Corp	78

		TOTAL TRANSPORTATION
		BY AIR	1,150,919

TRANSPORTATION EQUIPMENT—1.63%
4,300	*	AAR Corp	52,804
1,900	*	Aftermarket Technology
		Corp	27,911
2,000		Arctic Cat, Inc	50,980
3,400		Clarcor, Inc	150,110
1,971		Coachmen Industries, Inc	32,876
900	*	Ducommun, Inc	21,033
2,116	*	Dura Automotive Systems,
		Inc	28,122
1,500	*	Fairchild Corp (Class A)	7,470
6,300		Federal Signal Corp	125,055
5,300	*	Fleetwood Enterprises, Inc	65,084
4,100		GenCorp, Inc	44,403
700	*	Greenbrier Cos, Inc	11,823
1,941		Heico Corp	30,454
174		Heico Corp (Class A)	2,142
2,864		Kaman Corp (Class A)	42,760
91		Magna International, Inc
		(Class A)	7,207
1,200		Marine Products Corp	16,788
3,500		Monaco Coach Corp	93,800
4,100		Oshkosh Truck Corp	228,370
500	*	Sequa Corp (Class A)	24,700
200	*	Sports Resorts
		International, Inc	782
953		Standard Motor Products,
		Inc	14,943
414	*	Strattec Security Corp	26,194
3,100		Superior Industries
		International, Inc	109,864
4,400	*	Teledyne Technologies, Inc	82,280
5,600	*	Tenneco Automotive, Inc	71,064
4,800		Thor Industries, Inc	128,928
4,806		Trinity Industries, Inc	133,607
1,900	*	Triumph Group, Inc	62,795
17,600		Visteon Corp	168,432
3,400	*	Wabash National Corp	80,240
4,300		Wabtec Corp	61,232

306 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

TRANSPORTATION EQUIPMENT—(Continued)
3,168		Winnebago Industries, Inc	$ 98,747

		TOTAL TRANSPORTATION
		EQUIPMENT	2,103,000

TRANSPORTATION SERVICES—0.29%
684		Ambassadors Group, Inc	16,915
900		Ambassadors International,
		Inc	11,745
4,200	*	EGL, Inc	75,432
5,600		GATX Corp	124,152
1,700	*	Navigant International, Inc	30,600
3,000	*	Pacer International, Inc	66,120
3,900	*	RailAmerica, Inc	46,995

		TOTAL TRANSPORTATION
		SERVICES	371,959

TRUCKING AND WAREHOUSING—0.60%
2,900		Arkansas Best Corp	77,691
1,000	*	Covenant Transport, Inc
		(Class A)	18,030
4,000		Heartland Express, Inc	91,120
4,000	*	Landstar System, Inc	163,760
1,500	*	Old Dominion Freight Line	50,550
800	*	P.A.M. Transportation
		Services	13,840
1,900	*	SCS Transportation, Inc	41,420
900	*	U.S. Xpress Enterprises,
		Inc (Class A)	12,789
3,600		USF Corp	123,192
5,493	*	Yellow Roadway Corp	184,949

		TOTAL TRUCKING AND
		WAREHOUSING	777,341

WATER TRANSPORTATION—0.32%
5,525		Alexander & Baldwin, Inc	182,767
1,800	*	Gulfmark Offshore, Inc	28,278
2,500	*	Kirby Corp	84,475
900		Maritrans, Inc	14,139
2,400		Overseas Shipholding
		Group, Inc	87,600
1,600	*	Seabulk International, Inc	14,240

		TOTAL WATER
		TRANSPORTATION	411,499

WHOLESALE TRADE-DURABLE GOODS—1.87%
700	*	1-800 Contacts, Inc	12,327
2,000		Action Performance Cos,
		Inc	30,540
3,700		Agilysys, Inc	44,030
1,600	*	Alliance Imaging, Inc	6,240
4,100		Anixter International, Inc	115,825
2,200		Applied Industrial

		Technologies, Inc	$ 49,984
2,200	*	Audiovox Corp (Class A)	44,000
4,200	*	Aviall, Inc	63,840
1,600		Barnes Group, Inc	44,624
2,600	*	BioVeris Corp	30,810
2,700	*	Boyds Collection Ltd	6,777
3,300		Commercial Metals Co	105,072
3,100	*	Compucom Systems, Inc	17,019
1,600	*	Department 56, Inc	23,648
2,000	*	Global Imaging Systems,
		Inc	66,440
3,100		Handleman Co	74,214
4,100		Hughes Supply, Inc	214,840
2,100	*	Imagistics International,
		Inc	92,505
6,300	*	Insight Enterprises, Inc	121,275
1,226	*	Insurance Auto Auctions,
		Inc	17,814
1,500	*	Keystone Automotive
		Industries, Inc	41,040
3,200	*	Knight Transportation, Inc	76,736
600		Lawson Products, Inc	19,566
100		Noland Co	4,550
4,900		Owens & Minor, Inc	123,970
6,400		Pep Boys-Manny Moe &
		Jack	177,600
1,300		Pomeroy IT Solutions, Inc	18,850
9,000	*	PSS World Medical, Inc	100,710
3,200		Reliance Steel &
		Aluminum Co	112,480
16,031	*	Safeguard Scientifics, Inc	59,635
1,400	*	Scansource, Inc	67,116
4,100	*	SCP Pool Corp	152,766
2,300	*	TBC Corp	67,551
2,500		Watsco, Inc	72,500
2,100	*	WESCO International, Inc	31,290
5,395	*	Zoran Corp	93,657

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	2,401,841

WHOLESALE TRADE-NONDURABLE GOODS—1.43%
5,700		Acuity Brands, Inc	136,116
1,928		Advanced Marketing
		Services, Inc	19,087
3,200	*	Allscripts Healthcare
		Solutions, Inc	31,040
900	*	Central European
		Distribution Corp	29,106
4,500	*	Chiquita Brands
		International, Inc	93,825

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 307

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
1,700		D&K Healthcare
		Resources, Inc	$ 17,425
83	*	Daisytek International Corp	1
5,584		DIMON, Inc	39,646
3		Fleming Cos, Inc	0
2,400		Getty Realty Corp	63,768
500	*	Green Mountain Coffee, Inc	10,080
2,900	*	Hain Celestial Group, Inc	64,061
800		Kenneth Cole Productions,
		Inc (Class A)	27,280
400	*	Maui Land & Pineapple
		Co	13,864
4,600	*	Men’s Wearhouse, Inc	122,222
1,500		Nash Finch Co	35,520
4,200		Nu Skin Enterprises, Inc
		(Class A)	84,630
8,277		Perrigo Co	165,954
600	*	Perry Ellis International,
		Inc	16,494
2,700	*	Plains Resources, Inc	49,086
4,600	*	Priority Healthcare Corp
		(Class B)	97,934
3,500		Russell Corp	63,910
2,200	*	School Specialty, Inc	78,254
1,556	*	Smart & Final, Inc	17,863
1,400		Standard Commercial
		Corp	25,970
4,800		Stride Rite Corp	50,928
3,900	*	Tractor Supply Co	151,008
2,600	*	United Natural Foods, Inc	125,034
4,000	*	United Stationers, Inc	168,400
3,600		Valhi, Inc	45,432

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	1,843,938

		TOTAL COMMON STOCK
		(Cost $88,312,148)	128,317,487

		TOTAL PORTFOLIO—
		99.72%
		(Cost $88,312,148)	128,317,487
		OTHER ASSETS &
		LIABILITIES, NET—0.28%	364,535

		NET ASSETS—100.00%	$128,682,022

*	Non-income producing
b	In bankruptcy
f	Security valued at fair value.

>	For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

308 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

Summary by Country
	VALUE	%

DOMESTIC
United States	$ 273,839	0.36%

TOTAL DOMESTIC	273,839	0.36

FOREIGN
Australia	140,222	0.18
Austria	3,914,531	5.10
Belgium	800,275	1.04
Denmark	603,397	0.78
Finland	1,409,852	1.84
France	7,149,506	9.31
Germany	5,056,064	6.59
Greece	309,553	0.40
Hong Kong	1,253,170	1.63
Ireland	582,831	0.76
Italy	2,847,999	3.71
Japan	17,896,811	23.31
Netherlands	3,822,303	4.98
New Zealand	168,236	0.22
Norway	394,509	0.51
Portugal	272,936	0.37
Singapore	625,428	0.81
Spain	2,732,322	3.56
Sweden	1,814,463	2.36
Switzerland	5,534,245	7.21
United Kingdom	19,166,001	24.97

TOTAL FOREIGN	76,494,654	99.64

TOTAL PORTFOLIO	$76,768,493	100.00%

Summary by Industry
	VALUE	%

BONDS
CORPORATE BONDS
INSURANCE CARRIERS	$ 17,366	0.02%

TOTAL CORPORATE BONDS (Cost $13,201)	17,366	0.02

PREFERRED STOCK
Instruments and Related Products	8,945	0.01
Motion Pictures	14,621	0.02
Transportation Equipment	42,843	0.06

TOTAL PREFERRED STOCK (Cost $45,416)	66,409	0.09

COMMON STOCK
Agricultural Services	90,833	0.12
Amusement and Recreation Services	185,320	0.24
Apparel and Accessory Stores	200,134	0.26

Apparel and Other Textile Products	$ 108,227	0.14%
Auto Repair, Services and Parking	12,671	0.02
Automotive Dealers and Service Stations	5,960	0.01
Building Materials and Garden Supplies	99,310	0.13
Business Services	1,777,428	2.29
Chemicals and Allied Products	8,524,882	10.97
Communications	6,508,074	8.38
Depository Institutions	13,207,959	17.00
Eating and Drinking Places	315,785	0.41
Educational Services	18,167	0.02
Electric, Gas, and Sanitary Services	4,196,571	5.40
Electronic and Other Electric Equipment	5,017,534	6.46
Engineering and Management Services	45,818	0.06
Fabricated Metal Products	349,298	0.45
Food and Kindred Products	3,320,923	4.27
Food Stores	1,383,738	1.78
Furniture and Fixtures	16,726	0.02
Furniture and Homefurnishings Stores	279,329	0.36
General Building Contractors	542,559	0.70
General Merchandise Stores	654,781	0.84
Health Services	19,370	0.02
Heavy Construction, Except Building	282,236	0.36
Holding and Other Investment Offices	1,266,908	1.63
Hotels and Other Lodging Places	239,389	0.31
Industrial Machinery and Equipment	938,009	1.21
Instruments and Related Products	1,553,024	2.00
Insurance Agents, Brokers and Service	9,705	0.01
Insurance Carriers	3,545,211	4.56
Leather and Leather Products	13,702	0.02
Local and Interurban Passenger Transit	418,423	0.54
Lumber and Wood Products	71,658	0.09
Metal Mining	607,758	0.78
Miscellaneous Manufacturing Industries	159,224	0.20
Miscellaneous Retail	269,706	0.35
Motion Pictures	57,797	0.07
Nondepository Institutions	1,060,576	1.37
Nonmetallic Minerals, Except Fuels	18,340	0.02
Oil and Gas Extraction	2,027,576	2.61
Paper and Allied Products	516,950	0.67
Personal Services	14,060	0.02
Petroleum and Coal Products	4,286,342	5.52

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 309

  Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

	VALUE	%

Primary Metal Industries	$ 719,757	0.93%
Printing and Publishing	1,292,322	1.66
Railroad Transportation	271,235	0.35
Real Estate	1,049,376	1.35
Rubber and Miscellaneous Plastics Products	291,187	0.37
Security and Commodity Brokers	1,240,521	1.60
Special Trade Contractors	5,767	0.01
Stone, Clay, and Glass Products	1,079,250	1.39
Textile Mill Products	42,571	0.05
Tobacco Products	148,548	0.19
Transportation By Air	462,906	0.60
Transportation Equipment	3,902,242	5.02
Transportation Services	72,691	0.09
Trucking and Warehousing	160,587	0.21
Water Transportation	414,985	0.53
Wholesale Trade-Durable Goods	174,867	0.23
Wholesale Trade-Nondurable Goods	1,117,915	1.44

TOTAL COMMON STOCK (Cost $56,434,021)	76,684,718	98.71

TOTAL PORTFOLIO (Cost $56,492,638)	76,768,493	98.82
OTHER ASSETS & LIABILITIES, NET	920,350	1.18

NET ASSETS	$77,688,843	100.00%

____________________________

PRINCIPAL			VALUE

CORPORATE BONDS—0.02%
INSURANCE CARRIERS—0.02%

$886	*	AXA S.A.
		0.00%, 12/21/04	$ 17,366

		TOTAL INSURANCE
		CARRIERS	17,366

		TOTAL CORPORATE BONDS
		(Cost $13,201)	17,366

SHARES

PREFERRED STOCK—0.09%
INSTRUMENTS AND RELATED PRODUCTS—0.01%
197		Fresenius Medical Care AG.	8,945

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	8,945

MOTION PICTURES—0.02%
739		ProSieben SAT.1 Media AG.	14,621

		TOTAL MOTION PICTURES	14,621

TRANSPORTATION EQUIPMENT—0.06%
71		ProSieben SAT.1 Media AG.	$ 42,843

		TOTAL TRANSPORTATION
		EQUIPMENT	42,843

		TOTAL PREFERRED STOCK
		(Cost $45,416)	66,409

COMMON STOCK—98.71%
AGRICULTURAL SERVICES—0.12%
1,096		Syngenta AG.	79,939
1,502	*	Yara International ASA	10,894

		TOTAL AGRICULTURAL
		SERVICES	90,833

AMUSEMENT AND RECREATION SERVICES—0.24%
7,757		EMI Group plc	39,561
1,560		OPAP S.A.	26,494
500		Oriental Land Co Ltd	35,565
4,349		TAB Ltd	15,306
3,760		TABCORP Holdings Ltd	35,222
3,476		William Hill plc	33,172

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	185,320

APPAREL AND ACCESSORY STORES—0.26%
147		Douglas Holding AG.	4,247
600		Fast Retailing Co Ltd	49,080
4,861		Hennes & Mauritz AB
		(B Shs)	130,851
200		Shimamura Co Ltd	15,956

		TOTAL APPAREL AND
		ACCESSORY STORES	200,134

APPAREL AND OTHER TEXTILE PRODUCTS—0.14%
1,639		Aoyama Trading Co Ltd	8,972
500		Benetton Group S.p.A.	12,280
463		Esprit Holdings Ltd	4,922
4,000		Gunze Ltd	16,788
2,000		Kuraray Co Ltd	10,669
3,000		Onward Kashiyama Co Ltd	25,780
1,000		Wing Tai Holdings Ltd	15,783
3,500		World Co Ltd	1,931
300		World Co Ltd	11,102

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	108,227

AUTO REPAIR, SERVICES AND PARKING—0.02%
18,000		ComfortDelgro Corp Ltd	12,671

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	12,671

310 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.01%
200		Autobacs Seven Co Ltd	$ 5,960

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	5,960

BUILDING MATERIALS AND GARDEN SUPPLIES—0.13%
4,000		Cheung Kong Infrastructure
		Holdings Ltd	9,678
5,775		Wolseley plc	89,632

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	99,310

BUSINESS SERVICES—2.29%
252		Acciona S.A.	15,500
1,333		Adecco S.A. (Regd)	73,655
9,703		Aegis Group plc	17,298
200		Aeon Credit Service Co Ltd	12,496
300		Asatsu-DK, Inc	9,372
151	*	Atos Origin	9,844
473	*	Business Objects	13,660
983	*	Cap Gemini S.A.	37,485
300		Capcom Co Ltd	2,976
6,230		Capita Group plc	35,723
4,355		Computershare Ltd	10,440
600		CSK Corp	26,703
430		Dassault Systemes S.A.	17,861
2,000	*	Datacraft Asia Ltd	2,580
4,000		Deutsche Post AG. (Regd)	89,464
100		Fujitsu Support & Service,
		Inc	1,812
8	*	Getronics NV	25
1,449		Haw Par Corp Ltd	4,236
15,202		Hays plc	34,784
200		Hitachi Software
		Engineering Co Ltd	5,517
1,293		Indra Sistemas S.A.	16,875
704		Intracom S.A.	3,876
448		ISS a/s	22,961
300		Itochu Techno-Science Corp	13,467
3,000		Keppel Land Ltd	3,347
900		Konami Corp	26,299
6,384		LogicaCMG plc	30,065
300		Meitec Corp	11,333
5,350		Misys plc	20,230
300		Namco Ltd	9,083
2		NET One Systems Co Ltd	8,170
2	*	NET One Systems Co Ltd
		(W/I)	8,074
14		NTT Data Corp	59,480
300		Oracle Corp Japan	17,821
1,009		Public Power Corp	25,543
971		Publicis Groupe S.A.	29,438

18,841		Rentokil Initial plc	$ 63,108
13,540		Reuters Group plc	96,303
11,211		Sage Group plc	37,139
2,096		SAP AG.	331,373
2,000		Secom Co Ltd	87,278
4,765		Securicor plc	10,640
2,843		Securitas AB (B Shs)	41,092
3,788		Serco Group plc	15,177
41		SGS S.A.	22,752
762		Tietoenator Corp	23,214
300		TIS, Inc	13,668
1,450	*	Tiscali S.p.A.	8,339
10,000		Tokyu Corp	62,671
100		Trans Cosmos, Inc	3,364
1,000		Trend Micro, Inc	34,604
3,841	*	Wanadoo	40,311
12,000		Wharf Holdings Ltd	36,041
2,247		WM-Data AB (B Shs)	5,661
11,584		WPP Group plc	117,200

		TOTAL BUSINESS SERVICES	1,777,428

CHEMICALS AND ALLIED PRODUCTS—10.97%
2,820		Akzo Nobel NV	103,514
7,008		Amersham plc	103,166
13,000		Asahi Kasei Corp	76,349
17,118		AstraZeneca plc
		(United Kingdom)	793,744
6,931		Aventis S.A.	532,770
5,699		BASF AG.	289,455
6,789		Bayer AG.	165,275
235		Beiersdorf AG.	25,009
4,973		BOC Group plc	82,302
8,758		Boots Group plc	99,714
2,560	*	Celltech Group plc	21,901
2,800		Chugai Pharmaceutical
		Co Ltd	44,570
1,514		CSL Ltd	24,250
2,000		Daicel Chemical Industries
		Ltd	9,132
2,000		Daiichi Pharmaceutical Co
		Ltd	38,833
5,000		Dainippon Ink & Chemicals,
		Inc	12,111
4,000		Denki Kagaku Kogyo KK	14,226
789		DSM NV	35,226
2,500		Eisai Co Ltd	67,766
3,601	*	Elan Corp plc	73,902
72		Givaudan S.A. (Regd)	36,772
59,742		GlaxoSmithKline plc	1,172,630
527		Henkel KGaA	43,592
1,000		Hitachi Chemical Co Ltd	16,917

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 311

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
11,923		Imperial Chemical
		Industries plc	$ 49,468
2,000		Ishihara Sangyo Kaisha Ltd	4,672
1,000		JSR Corp	21,435
2,000		Kaneka Corp	20,070
6,000		Kao Corp	137,262
3,000		Kyowa Hakko Kogyo Co Ltd	19,868
1,031		L’Air Liquide S.A.	175,479
393		Lonza Group AG. (Regd)	20,056
3,454		L’Oreal S.A.	264,440
445		Merck KGaA	20,748
16,000		Mitsubishi Chemical Corp	48,907
3,000		Mitsubishi Gas Chemical
		Co, Inc	10,987
6,000		Mitsui Chemicals, Inc	36,968
1,000		Nippon Kayaku Co Ltd	5,527
2,000		Nippon Sanso Corp	9,228
1,000		Nippon Shokubai Co Ltd	7,844
1,000		Nissan Chemical Industries
		Ltd	8,737
23,893		Novartis AG. (Regd)	1,014,677
2,773		Novo Nordisk a/s (B Shs)	128,620
504		Novozymes a/s	20,424
164		Omega Pharma S.A.	6,657
2,409	*	Orica Ltd	26,263
306		Orion Oyj	7,186
1,267	*	Qiagen NV	16,582
6,154		Reckitt Benckiser plc	152,121
7,758		Roche Holding AG.
		(Genusscheine)	757,827
3,000		Sankyo Co Ltd	65,315
3,773		Sanofi-Synthelabo S.A.	246,437
1,713		Schering AG.	81,068
2,058	*	SciGen Ltd	124
4,000		Sekisui Chemical Co Ltd	27,337
72		Serono S.A. (B Shs)	44,444
3,900		Shin-Etsu Chemical Co Ltd	164,195
3,000		Shionogi & Co Ltd	53,001
3,000		Shiseido Co Ltd	39,102
10,000		Showa Denko KK	22,877
898		SNIA S.p.A.	309
651		Solvay S.A.	52,321
1,000		Sumitomo Bakelite Co Ltd	6,555
12,000		Sumitomo Chemical Co Ltd	56,519
480		Suzuken Co Ltd	15,641
1,000		Taisho Pharmaceutical Co
		Ltd	19,320
9,000		Takeda Chemical Industries
		Ltd	401,403
8,000		Teijin Ltd	26,991
12,000		Toray Industries, Inc	55,712

4,000		Tosoh Corp	$ 15,956
7,000		UBE Industries Ltd	11,708
898		UCB S.A.	34,508
3,792		Wesfarmers Ltd	83,955
3,400		Yamanouchi
		Pharmaceutical Co Ltd	116,999
1,174		Zeltia S.A.	7,906

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	8,524,882

COMMUNICATIONS—8.38%
166	*	Antena 3 Television S.A.	7,650
12,334		British Sky Broadcasting
		Group plc	153,803
87,711		BT Group plc	285,323
20,987	*	Cable & Wireless plc	50,046
1,000		COMSYS Holdings Corp	8,218
25,208	*	Deutsche Telekom AG.
		(Regd)	452,900
1,421	*	Elisa Oyj	23,924
149,854	*	Ericsson (LM) (B Shs)	415,306
10,821		France Telecom S.A.	276,863
2		Fuji Television Network, Inc	5,633
2	*	Fuji Television Network, Inc
		(W/I)	5,575
3,000		Fujikura Ltd	15,514
2,016		GN Store Nord	14,708
3,074		Hellenic Telecommunications
		Organization S.A.	43,367
1,200		i-CABLE Communications Ltd	431
39,142		ITV plc	95,856
1,185	*	ITV plc (Cv)	1,666
21,191		KPN NV	165,364
6,028		Mediaset S.p.A.	66,893
609	*	Modern Times Group AB
		(B Shs)	11,346
53		Nippon Telegraph &
		Telephone Corp	300,572
176		NTT DoCoMo, Inc	389,100
8,761		Portugal Telecom SGPS S.A.
		(Regd)	97,974
515		PT Multimedia Servicos de
		Telecomunicacoes e
		Multimedia SGPS S.A.	11,398
1,815		Publishing & Broadcasting
		Ltd	16,351
67,000		Singapore
		Telecommunications Ltd	93,131
968	*	Sky Network Television Ltd	3,383
1,170		Societe Television
		Francaise 1 (T.F.1)	37,153
271		Swisscom AG. (Regd)	88,989
1,090		Tandberg ASA	10,438

312 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
1,326		TDC a/s	$ 48,371
963		Tele2 AB (B Shs)	44,311
20,067		Telecom Corp of New
		Zealand Ltd	77,619
131,057		Telecom Italia S.p.A.	410,693
47,167		Telefonica S.A.	713,531
1,155		Telekom Austria AG.	16,607
6,973		Telenor ASA	48,343
3,000		Television Broadcasts Ltd	14,170
16,881		TeliaSonera AB	72,974
22,275		Telstra Corp Ltd	77,207
38,856		TIM S.p.A.	219,651
620,000		Vodafone Group plc	1,467,064
6,220		Vodafone Group plc
		(Spon ADR)	148,658

		TOTAL COMMUNICATIONS	6,508,074

DEPOSITORY INSTITUTIONS—17.00%
3,000		77 Bank Ltd	18,744
15,167		ABN Amro Holding NV	338,293
9,368		Allied Irish Banks plc	139,760
1,412		Alpha Bank S.A.	43,484
18,146		Australia & New Zealand
		Banking Group Ltd	262,664
2,516		Banca Fideuram S.p.A.	13,914
37,421		Banca Intesa S.p.A.	123,704
8,428		Banca Intesa S.p.A. (Rnc)	22,164
10,788		Banca Monte dei Paschi di
		Siena S.p.A.	31,486
14,721	*	Banca Nazionale del Lavoro
		S.p.A.	33,377
3,342		Banca Popolare di Milano	19,426
3,110		Banche Popolari Unite Scrl	50,640
31,081		Banco Bilbao Vizcaya
		Argentaria S.A.	411,365
3,089		Banco BPI S.A. (Regd)	12,109
19,757		Banco Comercial Portugues
		S.A. (Regd)	48,802
807		Banco Espirito Santo S.A.
		(Regd)	13,934
3,802		Banco Popolare di Verona e
		Novara Scrl	61,861
1,562		Banco Popular Espanol	91,409
43,933		Banco Santander Central
		Hispano S.A.	477,805
294		Bank Austria Creditanstalt
		AG.	15,608
13,557		Bank Of East Asia Ltd	40,978
5,000		Bank Of Fukuoka Ltd	24,992
1,325	*	Bank Of Ireland (Dublin)	16,527
9,321	*	Bank Of Ireland (London)	116,378
10,000	*	Bank Of Yokohama Ltd	58,826

67,045		Barclays plc	$ 590,525
3,268	*	Bayerische Hypo-und
		Vereinsbank AG.	64,016
3,268	*	Bayerische Hypo-und
		Vereinsbank AG. (Rts)	2,932
8,232		BNP Paribas	503,084
27,000		BOC Hong Kong Holdings
		Ltd	51,463
11,277		Capitalia S.p.A.	29,172
6,000		Chiba Bank Ltd	33,508
648		Commercial Bank of Greece	15,130
4,461	*	Commerzbank AG.	75,653
12,800	*	Commonwealth Bank of
		Australia	325,413
3,729		Credit Agricole S.A.	97,380
12,241		Credit Suisse Group	424,186
5,619		Danske Bank a/s	127,067
11,000		DBS Group Holdings Ltd	94,497
5,255		Deutsche Bank AG. (Regd)	436,875
6,578		Dexia	114,223
7,564		DNB NOR Holding ASA	49,576
1,432		EFG Eurobank Ergasias S.A.	29,107
239		Erste Bank Der
		Oesterreichischen
		Sparkassen AG.	35,774
10,654		Fortis	226,504
3,000		Gunma Bank Ltd	15,399
8,000		Hang Seng Bank Ltd	102,168
8,000		Hokugin Financial Group,
		Inc	13,073
109,823		HSBC Holdings plc
		(United Kingdom)	1,632,871
7,000		Joyo Bank Ltd	30,009
874		KBC Bancassurance
		Holding NV	51,125
56,485		Lloyds TSB Group plc	429,258
2,052		Macquarie Bank Ltd	56,084
44		Mitsubishi Tokyo Financial
		Group, Inc	435,623
4,000		Mitsui Trust Holdings, Inc	27,645
62		Mizuho Financial Group,
		Inc	266,987
15,789		National Australia Bank Ltd	373,678
1,884		National Bank of Greece S.A.	50,148
24,540		Nordea Bank AB (Sweden)	167,585
10,000		Oversea-Chinese Banking
		Corp Ltd	73,378
1,090		Piraeus Bank S.A.	12,511
49,000	*	Resona Holdings, Inc	81,953
28,909		Royal Bank Of Scotland
		Group plc	880,902
10,422		Sanpaolo IMI S.p.A.	118,726
6,000		Shizuoka Bank Ltd	51,733

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 313

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
4,825		Skandinaviska Enskilda
		Banken (A Shs)	$ 70,699
3,315		Societe Generale (A Shs)	283,129
36		Sumitomo Mitsui Financial
		Group Inc	266,449
10,000		Sumitomo Trust & Banking
		Co Ltd	66,612
5,474		Suncorp-Metway Ltd	59,260
2,000		Suruga Bank Ltd	14,822
6,065		Svenska Handelsbanken
		AB (A Shs)	114,604
11,832		UBS AG. (Regd)	878,866
39		UFJ Holdings, Inc	248,166
38,693		UniCredito Italiano S.p.A.	184,493
12,000		United Overseas Bank Ltd	95,928
17,893		Westpac Banking Corp	239,740

		TOTAL DEPOSITORY
		INSTITUTIONS	13,207,959

EATING AND DRINKING PLACES—0.41%
1,020	*	Autogrill S.p.A.	14,703
22,334		Compass Group plc	147,152
3,494		Enterprise Inns plc	39,267
5,180		Mitchells & Butlers plc	24,847
200		Saizeriya Co Ltd	3,264
700		Skylark Co Ltd	15,307
863		Sodexho Alliance S.A.	26,270
36		Valora Holding AG.	8,909
2,703		Whitbread plc	36,066

		TOTAL EATING AND DRINKING
		PLACES	315,785

EDUCATIONAL SERVICES—0.02%
600		Benesse Corp	18,167

		TOTAL EDUCATIONAL
		SERVICES	18,167

ELECTRIC, GAS, AND SANITARY SERVICES—5.40%
564		Aguas de Barcelona S.A.
		(A Shs)	8,865
4,536		Australian Gas Light Co Ltd	40,171
35,290		BG Group plc	210,950
42,248		Centrica plc	177,226
6,800		Chubu Electric Power Co,
		Inc	150,007
19,500		CLP Holdings Ltd	108,374
2,898		Contact Energy Ltd	10,785
6,210		E.ON AG.	409,047
308		Electrabel S.A.	100,303
17,509		Electricidade de Portugal
		S.A.	49,489
9,212		Endesa S.A.	167,545

23,757		Enel S.p.A.	$ 192,103
27		Exmar NV	1,427
2,092		Gas Natural SDG S.A.	52,163
38,000		Hong Kong & China Gas Co
		Ltd	65,600
14,500		Hong Kong Electric Holdings
		Ltd	63,836
7,847		Iberdrola S.A.	162,005
10,620	*	International Power plc	28,691
7,300		Kansai Electric Power Co,
		Inc	138,162
3,615		Kelda Group plc	29,947
1,000		Kurita Water Industries Ltd	13,217
4,000		Kyushu Electric Power Co,
		Inc	73,744
31,359		National Grid Transco plc	247,823
1,342		NGC Holdings Ltd	2,109
43		Oest Elektrizitatswirts
		(A Shs)	6,489
22,000		Osaka Gas Co Ltd	65,766
158		Puma AG. Rudolf Dassler
		Sport	34,814
4,509		RWE AG.	202,417
8,595		Scottish & Southern Energy
		plc	108,600
18,549		Scottish Power plc	129,799
3,182		Severn Trent plc	44,504
9,014		Snam Rete Gas S.p.A.	40,764
8,468		Suez S.A.(France)	172,953
4,600		Tohoku Electric Power Co,
		Inc	80,473
12,500		Tokyo Electric Power Co, Inc	282,958
27,000		Tokyo Gas Co Ltd	102,254
1,666		Tomra Systems ASA	8,444
2,061		Union Fenosa S.A.	43,209
5,558		United Utilities plc	53,015
3,087		United Utilities plc (A Shs)	18,141
9,442	*	Vivendi Universal S.A.	250,283
12		West Japan Railway Co	48,099

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	4,196,571

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.46%
20,953	*	ABB Ltd	123,550
700		Advantest Corp	57,394
392	*	Aixtron AG.	2,760
12,357	*	Alcatel S.A.	194,982
1,000		Alps Electric Co Ltd	14,707
4,626	*	Alstom	11,199
9,421		ARM Holdings plc	20,604
1,500		ASM Pacific Technology Ltd	6,681
4,692	*	ASML Holding NV	85,971

314 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
105		Bang & Olufsen a/s	$ 5,563
65		Barco NV	5,408
10,000	*	Chartered Semiconductor
		Manufacturing Ltd	9,426
4,016		Electrocomponents plc	25,205
3,055		Electrolux AB Series B	62,386
466	*	Epcos AG.	10,560
2,400		Fisher & Paykel Appliances
		Holdings Ltd	6,918
600		Fisher & Paykel Healthcare
		Corp	4,773
300		Fuji Machine Manufacturing
		Co Ltd	3,925
17,000	*	Fujitsu Ltd	108,665
6,000		Furukawa Electric Co Ltd	23,358
300		Hirose Electric Co Ltd	33,364
4,447	*	Infineon Technologies AG.	65,033
14,000		Johnson Electric Holdings
		Ltd	15,184
5,321		Kesa Electricals plc	26,306
7,484		Kidde plc	14,098
13,478		Koninklijke Philips
		Electronics NV	389,730
270	*	Kudelski S.A. (Br)	8,728
1,700		Kyocera Corp	142,817
300		Mabuchi Motor Co Ltd	21,714
21,000		Matsushita Electric
		Industrial Co Ltd	324,583
4,000		Matsushita Electric Works
		Ltd	38,256
18,000		Mitsubishi Electric Corp	102,081
225	*	Mobistar S.A.	14,765
2,500		Murata Manufacturing Co
		Ltd	161,484
15,000		NEC Corp	123,420
1,000		NGK Spark Plug Co Ltd	9,372
1,400		Nitto Denko Corp	76,974
49,201		Nokia Oyj	1,008,524
5,000	*	Oki Electric Industry Co Ltd	23,694
1,600		Pioneer Corp	47,369
1,100		Rohm Co Ltd	143,798
16,000		Sanyo Electric Co Ltd	79,666
2,086		Schneider Electric S.A.	135,865
9,000		Sharp Corp	160,821
9,600		Sony Corp	402,326
1,000		Stanley Electric Co Ltd	19,109
5,974		STMicroelectronics NV	140,809
6,000		Sumitomo Electric
		Industries Ltd	54,616
1,000		Taiyo Yuden Co Ltd	16,706
1,200		TDK Corp	91,700

2,375		Thomson	$ 43,809
1,600		Tokyo Electron Ltd	106,887
30,000		Toshiba Corp	136,108
90		Unaxis Holding AG. (Regd)	12,059
2,000		Venture Corp Ltd	23,028
1,000		Yamaha Corp	18,696

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	5,017,534

ENGINEERING AND MANAGEMENT SERVICES—0.06%
30		Bellsystem 24, Inc	7,757
9,000		SembCorp Industries Ltd	8,268
12,000		Singapore Technologies
		Engineering Ltd	14,962
1,021		Vedior NV	14,831

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	45,818

FABRICATED METAL PRODUCTS—0.45%
8,378		Amcor Ltd	51,169
3,002		Assa Abloy AB (B Shs)	36,623
52		Boehler-Uddeholm AG.	4,234
2,704		European Aeronautic
		Defense & Space Co	58,318
35		Geberit AG. (Regd)	19,229
6,725		GKN plc	29,756
1,000		Hitachi Cable Ltd	4,979
3,373		Novar plc	8,245
500		SMC Corp	59,643
4,000		Techtronic Industries Co	12,989
2,000		Tostem Inax Holding Corp	44,216
1,000		Toyo Seikan Kaisha Ltd	19,897

		TOTAL FABRICATED METAL
		PRODUCTS	349,298

FOOD AND KINDRED PRODUCTS—4.27%
6,000		Ajinomoto Co, Inc	71,514
110		Ariake Japan Co Ltd	3,257
4,000		Asahi Breweries Ltd	46,407
20,569		Cadbury Schweppes plc	162,174
239		Carlsberg a/s (A Shs)	10,099
239	*	Carlsberg a/s (Rts)	464
3,926		Coca-Cola Amatil Ltd	20,442
860		Coca-Cola Hellenic
		Bottling Co S.A.	22,004
400		Coca-Cola West Japan Co
		Ltd	10,227
596		Danisco a/s	28,677
859		DCC plc	12,826
32,545		Diageo plc	424,073
21,394		Foster’s Group Ltd	71,703
1,800		Fraser & Neave Ltd	15,678

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 315

  Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

FOOD AND KINDRED PRODUCTS—(Continued)
1,643		Greencore Group plc	$ 6,118
1,276		Groupe Danone	209,181
2,008		Heineken NV	80,445
94		Hermes International	19,176
1,541		Interbrew S.A.	42,401
300		Ito En Ltd	13,438
400		Katokichi Co Ltd	7,597
1,328		Kerry Group (Class A)	25,377
1,000		Kikkoman Corp	8,324
7,000		Kirin Brewery Co Ltd	75,561
3,010		Lion Nathan Ltd	14,018
2,436		LVMH Moet Hennessy
		Louis Vuitton S.A.	179,017
2,000		Meiji Dairies Corp	9,574
3,000		Meiji Seika Kaisha Ltd	13,870
4,055		Nestle S.A. (Regd)	1,033,875
2,000		Nichirei Corp	7,267
1,000		Nippon Meat Packers, Inc	11,756
1,000		Nisshin Seifun Group, Inc	9,785
800		Nissin Food Products Co Ltd	20,416
1,518	*	Numico NV	44,771
2,111		Orkla ASA	60,570
3,592	f*	Parmalat Finanziaria S.p.A.	0
501		Pernod-Ricard	60,952
900		Q.P. Corp	7,794
2,854		Sampo Oyj (A Shs)	33,319
2,000		Sapporo Holdings Ltd	7,113
7,664		Scottish & Newcastle plc	58,524
1,853		Singapore Food Industries
		Ltd	923
1,000	*	Snow Brand Milk Products
		Co Ltd	3,210
5,999	*	Southcorp Ltd	14,564
536		Suedzucker AG.	10,091
1,000		Takara Holdings, Inc	9,266
3,745		Tate & Lyle plc	20,459
27,983		Unilever plc	276,943
1,000		Yakult Honsha Co Ltd	15,927
1,000		Yamazaki Baking Co Ltd	9,756

		TOTAL FOOD AND KINDRED
		PRODUCTS	3,320,923

FOOD STORES—1.78%
244		Axfood AB	5,646
5,891		Carrefour S.A.	290,591
275		Casino Guichard-Perrachon
		S.A.	26,377
11,661		Coles Myer Ltd	72,289
172		Colruyt S.A.	19,108
711		Delhaize Group	32,940
500		FamilyMart Co Ltd	15,379
3,000		Ito-Yokado Co Ltd	136,685

269	*	Jeronimo Martins SGPS
		S.A.	$ 2,922
600		Lawson, Inc	23,011
10,805	*	Royal Ahold NV	88,433
14,538		Sainsbury (J) plc	69,669
4,000		Seven-Eleven Japan Co Ltd	146,105
75,803		Tesco plc	342,366
1,000		UNY Co Ltd	13,063
10,960		Woolworths Ltd	99,154

		TOTAL FOOD STORES	1,383,738

FURNITURE AND FIXTURES—0.02%
6,191		MFI Furniture Group plc	16,726

		TOTAL FURNITURE AND
		FIXTURES	16,726

FURNITURE AND HOMEFURNISHINGS STORES—0.36%
31,000		Hitachi Ltd	240,467
400		Shimachu Co Ltd	11,477
700		Yamada Denki Co Ltd	27,385

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	279,329

GENERAL BUILDING CONTRACTORS—0.70%
917		ACS Actividades de
		Construccion y Servicios
		S.A.	44,851
3,000		Allgreen Properties Ltd	1,897
2,740		Amec plc	15,623
2,174		Barratt Developments plc	24,852
1,186		Berkeley Group plc	22,930
1,753		Bouygues S.A.	60,319
800		Daito Trust Construction Co
		Ltd	31,220
4,000		Daiwa House Industry Co
		Ltd	51,060
4,141		Fletcher Building Ltd	12,213
1,169		Leighton Holdings Ltd	9,282
2,000		Nishimatsu Construction Co
		Ltd	8,247
6,000		Obayashi Corp	32,816
2,738		Persimmon plc	34,771
5,000		Shimizu Corp	27,299
3,921		Skanska AB (B Shs)	33,276
3,000		Sumitomo Realty &
		Development Co Ltd	39,016
8,000		Taisei Corp	33,835
5,104		Taylor Woodrow plc	27,813
1,000		Toda Corp	3,989
3,389		Wimpey (George) plc	27,250

		TOTAL GENERAL BUILDING
		CONTRACTORS	542,559

316 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

GENERAL MERCHANDISE STORES—0.84%
2,000		Aeon Co Ltd	$ 86,317
2,000	*	Daiei, Inc	8,459
2,000		Daimaru, Inc	16,879
14,000		Giordano International Ltd	8,760
1,012	*	Hagemeyer NV	2,114
1,000		Hankyu Department Stores,
		Inc	9,362
1,000		Isetan Co Ltd	15,235
382		KarstadtQuelle AG.	8,441
494		Kesko Oyj (B Shs)	8,681
23,586		Kingfisher plc	125,058
846		Koninklijke Vendex KBB NV	16,281
22,969		Marks & Spencer Group plc	117,565
3,000		Marui Co Ltd	47,205
1,343		Metro AG.	57,500
3,000		Mitsukoshi Ltd	16,523
686		Pinault-Printemps-Redoute
		S.A.	71,699
9,579	*	Sonae SPGS S.A.	10,948
2,000		Takashimaya Co Ltd	22,416
1,000		Warehouse Group Ltd	2,863
8,756	*	Waterford Wedgwood plc
		(Units)	2,475

		TOTAL GENERAL
		MERCHANDISE STORES	654,781

HEALTH SERVICES—0.02%
4,000		Parkway Holdings Ltd	2,625
2,112		Sonic Healthcare Ltd	13,012
1,347	*	Sorin S.p.A.	3,733

		TOTAL HEALTH SERVICES	19,370

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.36%
2,086		Abertis Infraestructuras
		S.A.	34,402
700	*	Autoroutes Du Sud De La
		France	25,618
3,719		Balfour Beatty plc	17,737
2,534		Brisa-Auto Estradas de
		Portugal S.A.	17,283
496		Fomento de Construcciones
		y Contratas S.A.	18,024
555		Grupo Ferrovial S.A.	22,541
565		Hellenic Technodomiki Tev
		S.A.	2,569
600	*	Hopewell Highway
		Infrastructure Ltd	99
2,000		JGC Corp	22,050
7,000		Kajima Corp	30,076
2,000		Okumura Corp	11,458
629		Technical Olympic S.A.	2,628
4,144		Transurban Group	14,648

82	*	VA Technologie AG.	$ 3,693
619		Vinci S.A.	59,410

		TOTAL HEAVY CONSTRUCTION,
		EXCEPT BUILDING	282,236

HOLDING AND OTHER INVESTMENT OFFICES—1.63%
7,000	f*	Ashikaga Financial
		Group, Inc	0
4,436	*	Canary Wharf Group plc	23,684
420		Castellum AB	10,025
5,128		Centro Properties Group	16,717
5,347		Compagnie Financiere
		Richemont AG. (Units)
		(A Shs)	143,715
226		Corio NV	9,987
10,747		Deutsche Office Trust	9,600
838	*	Drott AB (B Shs)	12,390
14,505	*	HHG plc	13,510
23,000		Hutchison Whampoa Ltd	165,317
14,967		Investa Property Group	23,310
1,862		iShares MSCI EAFE Index
		Fund	263,659
4,200		JFE Holdings, Inc	114,856
4,831		Land Securities Group plc	96,777
3,599		Lend Lease Corp Ltd	28,109
9,763		Macquarie Goodman
		Industrial Trust	12,522
19,274		Macquarie Infrastructure
		Group	43,850
437		Rodamco Europe NV	27,872
1,113		Schroders plc	14,114
2,200	*	Softbank Corp	102,985
7,000		Sumitomo Corp	63,046
102		Wereldhave NV	8,292
21,642		Westfield Trust	60,473
757	*	Westfield Trust (New)	2,098

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	1,266,908

HOTELS AND OTHER LODGING PLACES—0.31%
1,855		Accor S.A.	75,159
2,539	*	Aristocrat Leisure Ltd	6,649
15,789		Hilton Group plc	65,870
7,339		Intercontinental Hotels
		Group plc	67,035
1,000		Overseas Union Enterprise
		Ltd	3,908
8,069		Shangri-La Asia Ltd	8,026
4,330		Sky City Entertainment
		Group Ltd	12,742

		TOTAL HOTELS AND OTHER
		LODGING PLACES	239,389

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 317

   Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—1.21%
1,996		Aggreko plc	$ 5,448
686		Alfa Laval AB	9,051
2,000		Amada Co Ltd	12,880
1,958		Atlas Copco AB (B Shs)	63,871
342		Buderus AG.	14,668
450		Creative Technology Ltd	4,913
2,000		Daikin Industries Ltd	50,368
1,000		Dainippon Screen
		Manufacturing Co Ltd	7,075
19,472		Dixons Group plc	55,111
185		East Asiatic Co Ltd a/s	8,092
2,000		Ebara Corp	11,592
5,191		FKI plc	10,590
231	*	FLS Industries a/s (B Shs)	2,745
6,269		Futuris Corp Ltd	7,658
247		Hoganas AB (B Shs)	5,486
11,000	*	Ishikawajima-Harima Heavy
		Industries Co Ltd	17,235
126		KCI Konecranes Oyj	4,723
10,000		Komatsu Ltd	63,440
312		Kone Oyj (B Shs)	18,787
1,000		Koyo Seiko Co Ltd	10,468
10,000		Kubota Corp	47,676
761		Linde AG.	40,297
389	*	Logitech International S.A.
		(Regd)	17,641
1,000		Makita Corp	12,871
928		Metso Oyj	12,476
3,000		Minebea Co Ltd	15,110
31,000		Mitsubishi Heavy Industries
		Ltd	100,716
400		Mori Seiki Co Ltd	3,760
172	*	NEG Micon a/s	2,740
300		Nidec Corp	31,980
4,000		NSK Ltd	19,724
4,000		NTN Corp	20,224
852		OCE NV	14,522
2,000		Omron Corp	52,290
1,000		Sanden Corp	6,584
2,252		Sandvik AB	71,819
981		SKF AB (B Shs)	35,513
27		Sulzer AG. (Regd)	6,714
900		THK Co Ltd	17,778
974	*	Vestas Wind Systems a/s	15,595
344		Wartsila Oyj (B Shs)	7,778

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	938,009

INSTRUMENTS AND RELATED PRODUCTS—2.00%
9,000		Canon, Inc	$ 466,285
2,000		Casio Computer Co Ltd	23,800
2,000		Citizen Watch Co Ltd	19,839
478		Cochlear Ltd	7,383
136		Coloplast a/s	12,616
917		Essilor International S.A.	55,770
1,300		Fanuc Ltd	81,598
336		Fresenius Medical Care AG.	22,157
5,000		Fuji Photo Film Co Ltd	159,081
1,629		Gambro AB (A Shs)	12,313
876		Gambro AB (B Shs)	6,563
1,636		Getinge AB (B Shs)	17,572
2,923		IMI plc	19,111
52,432	*	Invensys plc	18,791
300		Keyence Corp	73,129
3,000		Konica Corp	42,909
1,238		Luxottica Group S.p.A.	19,474
2,000		Nikon Corp	26,626
194		Nobel Biocare Holding AG.
		(Stockholm)	26,548
2,000		Olympus Corp	43,062
18,000	*	PCCW Ltd	12,129
6,000		Ricoh Co Ltd	123,420
96		Sagem S.A.	10,677
9,267		Smith & Nephew plc	91,203
2,000	*	ST Assembly Test Services
		Ltd	2,076
40		Synthes-Stratec, Inc	41,015
2,290		The Swatch Group AG.
		(Regd)	59,923
1,000		Ushio, Inc	18,503
274	*	William Demant Holding	9,769
2,000		Yokogawa Electric Corp	29,682

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	1,553,024

INSURANCE AGENTS, BROKERS AND SERVICE—0.01%
530		MLP AG.	9,705

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	9,705

INSURANCE CARRIERS—4.56%
13,986		Aegon NV	178,756
4,476		Alleanza Assicurazioni
		S.p.A.	50,660
2,801		Allianz AG. (Regd)	305,009
14,505		AMP Ltd	62,346
9,870		Assicurazioni Generali
		S.p.A.	251,803
22,835		Aviva plc	221,587
14,188		AXA	296,057

318 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
354		CNP Assurances	$ 20,446
713	*	Corp Mapfre S.A. (Rts)	280
713		Corporacion Mapfre S.A.	8,569
16,842		Friends Provident plc	44,959
17,913		ING Groep NV	393,597
16,993		Insurance Australia Group
		Ltd	61,623
65,031		Legal & General Group plc	113,243
2,579		Liberty International plc	36,354
1,991		Mediolanum S.p.A.	12,258
16		Millea Holdings, Inc	249,147
13,000		Mitsui Sumitomo Insurance
		Co Ltd	138,453
1,535		Muenchener Rueckver AG.
		(Regd)	170,470
154		Pohjola Group plc (D Shs)	4,542
19,991		Prudential plc	164,414
6,049		QBE Insurance Group Ltd	51,630
3,135		RAS S.p.A.	56,055
27,158		Royal & Sun Alliance
		Insurance Group plc	40,928
46		Schindler Holding AG.
		(Pt Cert)	13,399
8,145		Skandia Forsakrings AB	32,186
8,000		Sompo Japan Insurance,
		Inc	85,817
1,404		Storebrand ASA	8,609
3,239		Swiss Reinsurance Co
		(Regd)	223,203
214	*	Topdanmark a/s	13,370
2,800	*	Tower Ltd	2,871
1,475		Zurich Financial Services AG.	232,570

		TOTAL INSURANCE
		CARRIERS	3,545,211

LEATHER AND LEATHER PRODUCTS—0.02%
5,000		Yue Yuen Industrial
		Holdings	13,702

		TOTAL LEATHER AND
		LEATHER PRODUCTS	13,702

LOCAL AND INTERURBAN PASSENGER TRANSIT—0.54%
10		Central Japan Railway Co	89,009
37		East Japan Railway Co	194,540
5,000		Keio Electric Railway Co Ltd	31,047
12,678		MTR Corp	19,527
8,000		SMRT Corp Ltd	2,864
8,274		Stagecoach Group plc	11,975
2,490		Veolia Environnement	69,461

		TOTAL LOCAL AND
		INTERURBAN PASSENGER
		TRANSIT	418,423

LUMBER AND WOOD PRODUCTS—0.09%
458		Holmen AB (B Shs)	$ 12,875
5,000		Sekisui House Ltd	56,375
2,140		Tenon Ltd	2,408

		TOTAL LUMBER AND WOOD
		PRODUCTS	71,658

METAL MINING—0.78%
11,339		Alumina Ltd	46,400
2,239		Iluka Resources Ltd	6,803
2,000		Johnson Matthey plc	32,328
8,000		Mitsubishi Materials Corp	19,532
5,000		Mitsui Mining & Smelting
		Co Ltd	21,820
3,206		Newcrest Mining Ltd	31,501
742		Outokumpu Oyj	10,349
3,181		Rio Tinto Ltd	83,566
10,780		Rio Tinto plc	265,877
5,000		Sumitomo Metal Mining
		Co Ltd	36,238
148		Umicore	9,021
11,339		WMC Resources Ltd	44,323

		TOTAL METAL MINING	607,758

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.20%
300		Aderans Co Ltd	7,108
190		Amer Group plc	9,106
1,239		Bulgari S.p.A.	11,313
1,000		Nintendo Co Ltd	102,273
189	*	RHI AG.	4,097
900	*	Sega Corp	9,810
366		Societe BIC S.A.	15,517

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	159,224

MISCELLANEOUS RETAIL—0.35%
116		Folli-Follie S.A. (Regd)	3,535
10,072		GUS plc	138,646
2,931		Next plc	77,030
4,000		Nippon Mining Holdings, Inc	18,994
15,582		Signet Group plc	31,501

		TOTAL MISCELLANEOUS
		RETAIL	269,706

MOTION PICTURES—0.07%
5,383		Rank Group plc	33,142
1,500		Toho Co Ltd	24,655

		TOTAL MOTION PICTURES	57,797

NONDEPOSITORY INSTITUTIONS—1.37%
800		Acom Co Ltd	58,442
400		Aiful Corp	41,025
3,366		Cattles plc	20,909

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 319

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

NONDEPOSITORY INSTITUTIONS—(Continued)
1,400		Credit Saison Co Ltd	$ 42,120
38,946		HBOS plc	528,238
1,305	*	Hypo Real Estate Holding	36,613
2,767		Irish Life & Permanent plc	45,361
4,794		Mediobanca S.p.A.	55,320
800		ORIX Corp	88,509
900		Promise Co Ltd	61,854
2,227		Provident Financial plc	29,919
750		Takefuji Corp	52,266

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,060,576

NONMETALLIC MINERALS, EXCEPT FUELS—0.02%
3,000		Dowa Mining Co Ltd	18,340

		TOTAL NONMETALLIC
		MINERALS, EXCEPT FUELS	18,340

OIL AND GAS EXTRACTION—2.61%
708		Groupe Bruxelles Lambert
		S.A.	42,764
318		IHC Caland NV	16,386
125		OMV AG.	23,656
5,816		Origin Energy Ltd	24,421
99,502		Shell Transport & Trading
		Co plc	650,102
321		Smedvig ASA	2,969
4,480		Statoil ASA	54,647
213		Technip S.A.	28,793
6,448		Total S.A.	1,183,838

		TOTAL OIL AND GAS
		EXTRACTION	2,027,576

PAPER AND ALLIED PRODUCTS—0.67%
614		Billerud AB	9,689
20		Buhrmann NV	181
4,238		Bunzl plc	35,186
8,973		Carter Holt Harvey Ltd	13,202
1,707		De La Rue plc	9,827
42		Mayr-Melnhof Karton AG.	5,272
1,000	*	Mitsubishi Paper Mills Ltd	1,797
2,000		NGK Insulators Ltd	16,418
10		Nippon Unipac Holding	53,347
1,018		Norske Skogindustrier ASA	19,720
8,000		OJI Paper Co Ltd	55,597
4,752		Rexam plc	38,471
6,970		Stora Enso Oyj (R Shs)	87,710
1,948		Svenska Cellulosa AB
		(B Shs)	77,881
5,060		UPM-Kymmene Oyj	92,652

		TOTAL PAPER AND ALLIED
		PRODUCTS	516,950

PERSONAL SERVICES—0.02%
2,062		Davis Service Group plc	$ 14,060

		TOTAL PERSONAL SERVICES	14,060

PETROLEUM AND COAL PRODUCTS—5.52%
37,950		BHP Billiton Ltd	355,208
204,586		BP plc	1,714,553
2,815		BP plc (Spon ADR)	144,128
26,807		ENI S.p.A.	538,949
3,470		Fortum Oyj	35,479
825		Hellenic Petroleum S.A.	7,340
14,000		Nippon Oil Corp	80,204
1,502		Norsk Hydro ASA	94,506
9,375		Repsol YPF S.A.	194,243
20,886		Royal Dutch Petroleum Co	992,022
5,725		Santos Ltd	26,662
1,000		Showa Shell Sekiyu KK	8,930
2,000		Teikoku Oil Co Ltd	10,900
3,000		TonenGeneral Sekiyu KK	26,212
4,756		Woodside Petroleum Ltd	57,006

		TOTAL PETROLEUM AND
		COAL PRODUCTS	4,286,342

PRIMARY METAL INDUSTRIES—0.93%
508		Acerinox S.A.	24,865
371		Alcan, Inc	16,586
75		Aluminum of Greece S.A.I.C.	1,209
3,333		Arcelor	60,456
117		Bekaert S.A.	6,456
25,390		BHP Billiton plc	231,449
7,338		BlueScope Steel Ltd	35,294
680		Group 4 Falck a/s	17,454
59,000		Nippon Steel Corp	137,809
4,995		OneSteel Ltd	9,000
710		Rautaruukki Oyj	5,706
535		Ssab Svenskt Stal AB
		(Series A)	9,400
232		Ssab Svenskt Stal AB
		(Series B)	3,892
4,000	*	Sumitomo Heavy Industries
		Ltd	11,381
28,000		Sumitomo Metal Industries
		Ltd	37,410
3,087		ThyssenKrupp AG.	57,359
683		Trelleborg AB (B Shs)	12,408
1,241		TUI AG.	28,290
847		Viohalco S.A.	5,558
171		Voestalpine AG.	7,775

		TOTAL PRIMARY METAL
		INDUSTRIES	719,757

PRINTING AND PUBLISHING—1.66%
1,351		Arnoldo Mondadori Editore
		S.p.A.	12,402

320 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

PRINTING AND PUBLISHING—(Continued)
6,000		Dai Nippon Printing Co Ltd	$ 99,255
3,123		Daily Mail & General Trust
		plc	37,767
2,632		Emap plc	41,939
1,544		Eniro AB	13,206
1,721		Gruppo Editoriale L’Espresso
		S.p.A.	10,131
5,600		Independent News & Media
		plc	13,557
1,668		Independent Newspapers
		Ltd	5,386
8,989		John Fairfax Holdings Ltd	22,853
1,321		Lagardere S.C.A.	75,211
33,137		News Corp Ltd	298,016
8,046		Pearson plc	91,460
864		Promotora de Informaciones
		S.A. (PRISA)	15,353
6,403		Reed Elsevier NV	84,509
12,705		Reed Elsevier plc	112,430
548		Schibsted ASA	9,977
8,000		SCMP Group Ltd	3,260
35,145		Seat Pagine Gialle S.p.A.	34,336
4,000		Singapore Press Holdings
		Ltd	45,101
13,330	*	Telecom Italia Media S.p.A.	6,356
1,506		Telefonica Publicidad e
		Informacion S.A.	10,808
6,000		Toppan Printing Co Ltd	77,339
3,416		United Business Media plc	31,077
2,306		VNU NV	66,029
2,806		Wolters Kluwer NV	47,966
4,491		Yell Group plc	26,598

		TOTAL PRINTING AND
		PUBLISHING	1,292,322

RAILROAD TRANSPORTATION—0.35%
9,021		Brambles Industries Ltd	38,637
6,657		Brambles Industries plc	26,274
3,921		Firstgroup plc	19,331
4,000		Keihin Electric Express
		Railway Co Ltd	27,106
15,000		Kintetsu Corp	54,789
7,710		Mayne Group Ltd	19,895
8,000		Nippon Express Co Ltd	49,676
8,000		Tobu Railway Co Ltd	35,527

		TOTAL RAILROAD
		TRANSPORTATION	271,235

REAL ESTATE—1.35%
209		Bostads AB Drott	3,982
4,727		British Land Co plc	56,686
10,000		CapitaLand Ltd	10,022
11,545		CFS Gandel Retail Trust	12,868

447	*	CFS Gandel Retail Trust
		(New)	$ 495
16,000		Cheung Kong Holdings Ltd	134,512
4,000		City Developments Ltd	14,556
46		Cofinimmo	6,699
11,345		Commonwealth Property
		Office Fund	10,220
306		Gecina S.A.	24,029
19,403		General Property Trust	45,625
1,955		Grafton Group plc	13,814
1,509		Great Portland Estates plc	7,190
2,507		Hammerson plc	31,331
11,000		Hang Lung Properties Ltd	15,601
4,763		Harvey Norman Holdings
		Ltd	10,218
6,000		Henderson Land
		Development Co Ltd	28,725
6,000		Hopewell Holdings	11,783
5,054		Hysan Development Co Ltd	8,757
231		Klepierre	15,982
6,665		Mirvac Group	23,661
10,000		Mitsubishi Estate Co Ltd	135,627
7,000		Mitsui Fudosan Co Ltd	88,076
13,000		New World Development Co
		Ltd	11,930
5,200	*	New World Development Ltd
		(Rts)	1,181
984		Sacyr Vallehermoso S.A.	16,083
1,000		Singapore Land Ltd	2,350
14,205		Sino Land Co Ltd	8,888
3,769		Slough Estates plc	30,998
412		Stockland	1,752
11,973		Stockland Trust Group	51,645
14,000		Sun Hung Kai Properties
		Ltd	128,031
383		Unibail	40,030
2,000		United Overseas Land Ltd	2,291
4,301		Westfield Holdings Ltd	43,738

		TOTAL REAL ESTATE	1,049,376

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.37%
466		Adidas-Salomon AG.	54,197
7,000		Bridgestone Corp	109,876
965		Continental AG.	37,972
1,237		Michelin (C.G.D.E.) (B Shs)	56,033
93		Nokian Renkaat Oyj	7,481
12,572		Pirelli & C S.p.A.	12,267
500		Toyoda Gosei Co Ltd	13,361

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	291,187

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 321

  Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

SECURITY AND COMMODITY BROKERS—1.60%
6,105		3i Group plc	$ 70,574
5,864		Amvescap plc	43,163
994		Australian Stock Exchange
		Ltd	12,567
1,221		Close Brothers Group plc	17,952
13,000	*	Daiwa Securities Group, Inc	106,214
976		Deutsche Boerse AG.	55,377
941		Euronext NV	28,043
1,322	*	FinecoGroup S.p.A.	7,324
10,000		Hong Kong Exchanges &
		Clearing Ltd	21,435
13,000	*	Itochu Corp	58,480
2,851		Man Group plc	91,643
11,000		Marubeni Corp	29,923
11,000		Mitsubishi Corp	130,052
13,000		Mitsui & Co Ltd	116,711
14,000		Nikko Cordial Corp	92,853
19,000		Nomura Holdings, Inc	346,085
442	*	OMHEX AB	6,183
6,000		Singapore Exchange Ltd	5,942

		TOTAL SECURITY AND
		COMMODITY BROKERS	1,240,521

SPECIAL TRADE CONTRACTORS—0.01%
1,000		Kinden Corp	5,767

		TOTAL SPECIAL TRADE
		CONTRACTORS	5,767

STONE, CLAY, AND GLASS PRODUCTS—1.39%
8,000		Asahi Glass Co Ltd	86,432
5,319		Boral Ltd	25,664
4,507		BPB plc	29,447
2,000		Central Glass Co Ltd	15,802
1,565		Cimpor Cimentos de
		Portugal S.A.	8,078
3,180		Compagnie de Saint-Gobain	160,654
5,389		CRH plc (Ireland)	109,603
9,558		CSR Ltd	14,156
6,841		Hanson plc	52,554
404		Heidelberger Zement AG.
		(Germany)	18,245
1,399		Holcim Ltd (Regd)	74,817
1,200		Hoya Corp	117,076
64		Imerys S.A.	15,234
700		Italcementi S.p.A.	8,620
4,695		James Hardie Industries NV	23,299
1,735		Lafarge S.A. (Br)	140,401
3,000		Nippon Sheet Glass Co Ltd	11,794
9,061		Pilkington plc	14,904
9,558	*	Rinker Group Ltd	50,715

2,466		RMC Group plc	$ 28,530
3,000		Sumitomo Osaka Cement
		Co Ltd	7,642
7,000		Taiheiyo Cement Corp	20,724
3,000		Toto Ltd	33,710
336		Wienerberger AG.	11,149

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	1,079,250

TEXTILE MILL PRODUCTS—0.05%
4,000	*	Kanebo Ltd	4,498
5,000		Mitsubishi Rayon Co Ltd	19,032
1,000		Nisshinbo Industries, Inc	6,978
5,000		Toyobo Co Ltd	12,063

		TOTAL TEXTILE MILL
		PRODUCTS	42,571

TOBACCO PRODUCTS—0.19%
2,972		Altadis S.A.	90,029
8		Japan Tobacco, Inc	58,519

		TOTAL TOBACCO PRODUCTS	148,548

TRANSPORTATION BY AIR—0.60%
592		Air France	10,629
5,000		All Nippon Airways Co Ltd	17,206
2,484		Auckland International
		Airport Ltd	10,964
10,664		BAA plc	100,934
4,674	*	British Airways plc	23,752
9,000		Cathay Pacific Airways Ltd	18,367
1,762	*	Deutsche Lufthansa AG.
		(Regd)	28,712
100		Flughafen Wien AG.	5,868
3,889		Iberia Lineas Aereas de
		Espana	12,665
6,000	*	Japan Airlines System Corp	20,416
1		KLM (Royal Dutch Airlines)
		NV	21
55		Kobenhavns Lufthavne As	7,000
327	*	Ryanair Holdings plc
		(Spon ADR)	11,180
8,000		SABMiller plc	92,040
688	*	SAS AB	6,021
5,000		Singapore Airlines Ltd	32,811
9,500		Swire Pacific Ltd (A Shs)	64,320

		TOTAL TRANSPORTATION
		BY AIR	462,906

TRANSPORTATION EQUIPMENT—5.02%
30,580		BAE Systems plc	112,965
4,433		BBA Group plc	20,755
993		Cobham plc	24,802
7,685		DaimlerChrysler AG. (Regd)	320,910
1,054		DaimlerChrysler AG. (U.S.)	43,994
5,100		Denso Corp	116,182

322 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

TRANSPORTATION EQUIPMENT—(Continued)
181		DSV DE Sammenslut Vogn
		a/s	$ 7,723
4,008	*	Fiat S.p.A.	27,681
60,674		Finmeccanica S.p.A.	46,974
2,000		Hino Motors Ltd	14,437
8,500		Honda Motor Co Ltd	392,176
834		Jardine Cycle & Carriage
		Ltd	3,209
11,000	*	Kawasaki Heavy Industries
		Ltd	17,658
5,000		Keppel Corp Ltd	21,775
210	*	Kvaerner ASA	3,915
1,020		MAN AG.	36,351
6,000		Mitsui Engineering &
		Shipbuilding Co Ltd	11,419
27,000		Nissan Motor Co Ltd	302,350
4,326		Patrick Corp Ltd	16,778
1,865		Peugeot Citroen S.A.	95,022
1,599		Renault S.A.	110,728
717,300	*	Rolls-Royce B Shares	1,318
14,346		Rolls-Royce Group plc	59,323
4,000		SembCorp Marine Ltd	2,303
700		Shimano, Inc	16,821
8,205		Siemens AG.	605,693
5,581		Smiths Group plc	65,748
651		Thales S.A.	24,912
7,948		Tomkins plc	38,417
1,700		Toyota Industries Corp	40,443
27,200		Toyota Motor Corp	1,014,428
765		Valeo S.A.	31,738
3,071		Volkswagen AG.	134,126
3,199		Volvo AB (B Shs)	105,413
1,000		Yamaha Motor Co Ltd	13,755

		TOTAL TRANSPORTATION
		EQUIPMENT	3,902,242

TRANSPORTATION SERVICES—0.09%
2,148		Amadeus Global Travel
		Distribution S.A. (A Shs)	12,169
1,959		Autostrade S.p.A.	35,004
24		Kuoni Reisen Holding
		(Regd)	8,762
2,258		Toll Holdings Ltd	16,756

		TOTAL TRANSPORTATION
		SERVICES	72,691

TRUCKING AND WAREHOUSING—0.21%
1,000		Mitsubishi Logistics Corp	10,689
1,000		Seino Transportation Co Ltd	10,275
3,442		TPG NV	72,415
4,000		Yamato Transport Co Ltd	67,208

		TOTAL TRUCKING AND
		WAREHOUSING	160,587

WATER TRANSPORTATION—0.53%
12	A.P. Moller-Maersk a/s	$ 85,569
2,967	Associated British Ports
	Holdings plc	26,174
569	Attica Enterprises Holding
	S.A.	2,601
1,720	Carnival plc	80,577
27	Compagnie Maritime Belge
	S.A.	2,870
2,704	Exel plc	34,986
419	Frontline Ltd	11,900
2,000	Kamigumi Co Ltd	16,014
4,000	Kawasaki Kisen Kaisha Ltd	20,762
8,000	Mitsui OSK Lines Ltd	41,217
8,000	Neptune Orient Lines Ltd	10,452
10,000	Nippon Yusen Kabushiki
	Kaisha	47,772
6,286	Peninsular & Oriental Steam
	Navigation Co	25,878
273	Uponor Oyj	8,213

	TOTAL WATER
	TRANSPORTATION	414,985

WHOLESALE TRADE-DURABLE GOODS—0.23%
1,077	AGFA Gevaert NV	26,378
22	D’ieteren NV	4,399
4,000	Fuji Electric Co Ltd	10,420
2,000	Fujisawa Pharmaceutical
	Co Ltd	48,061
330	M.J. Maillis S.A.	1,172
600	Mitsumi Electric Co Ltd	6,984
400	Sanrio Co Ltd	5,883
2,000	SembCorp Logistics Ltd	2,350
1,702	SSL International plc	9,462
1,800	Terumo Corp	39,102
255	Titan Cement Co S.A.	11,275
317	Zodiac S.A.	9,381

	TOTAL WHOLESALE
	TRADE-DURABLE GOODS	174,867

WHOLESALE TRADE-NONDURABLE GOODS—1.44%
2,508	Alliance Unichem plc	26,757
634	Altana AG.	39,221
16,549	British American Tobacco
	plc	248,943
228	Celesio AG.	12,468
676	Ciba Specialty Chemicals
	AG. (Regd)	46,130
1,263	Clariant AG.	17,846
3,199	Fyffes plc	6,133
716	H. Lundbeck a/s	13,769
7,292	Imperial Tobacco Group plc	158,943

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 323

   Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES		VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)

2,234	Inditex S.A.	$ 51,613
16,000	Li & Fung Ltd	24,438
3,340	PaperlinX Ltd	11,934
3,703	Swedish Match AB	37,809
5,854	Unilever NV (Cert)	403,942
200	Wella AG.	17,969

	TOTAL WHOLESALE
	TRADE-NONDURABLE
	GOODS	1,117,915

	TOTAL COMMON STOCK
	(Cost $56,434,021)	76,684,718

	TOTAL PORTFOLIO—98.82%
	(Cost $56,492,638)	76,768,493
	OTHER ASSETS &
	LIABILITIES, NET—1.18%	920,350

	NET ASSETS—100.00%	$77,688,843

*	Non-income producing
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

324 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Real Estate Securities Fund - March 31, 2004

SHARES			VALUE

PREFERRED STOCK—4.96%
HOLDING AND OTHER INVESTMENT OFFICES—4.96%
50,000	*	Anthracite Capital, Inc	$ 1,387,500
43,000	*	Bedford Property Investors	2,150,000
45,000	*	Boykin Lodging Co	1,268,550
67,500	*	Capital Automotive REIT	1,741,500
50,000	*	Corporate Office Properties
		Trust	1,313,000
35,000	*	iStar Financial, Inc	915,250
40,000	*	Keystone Property Trust	1,000,000
50,000	*	Kilroy Realty Corp	1,350,000
67,500	*	Kramont Realty Trust	1,843,425
87,500	*	LTC Properties, Inc	2,292,500

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	15,261,725

		TOTAL PREFERRED STOCK
		(Cost $14,457,250)	15,261,725

COMMON STOCK—91.38%
HOLDING AND OTHER INVESTMENT OFFICES—85.91%
610,000		Acadia Realty Trust	8,607,100
550,000		Affordable Residential
		Communities	10,175,000
75,000		Alexandria Real Estate
		Equities, Inc	4,725,000
20,000		AMB Property Corp	743,400
150,000		American Financial Realty
		Trust	2,542,500
167,200		Amerivest Properties, Inc	1,128,600
150,000		AMLI Residential
		Properties Trust	4,237,500
180,000		Apartment Investment &
		Management Co
		(Class A)	5,596,200
42,400		Ashford Hospitality Trust,
		Inc	432,056
250,000		Bimini Mortgage
		Management, Inc	3,750,000
99,200		Boston Properties, Inc	5,387,552
95,000		BRE Properties, Inc
		(Class A)	3,260,400
100,000		Capital Automotive REIT	3,531,000
150,000	*	Capital Lease Funding,
		Inc	1,923,000
120,000		CBL & Associates
		Properties, Inc	7,360,800
36,700		Chelsea Property Group,
		Inc	2,309,898
125,000		Corporate Office
		Properties Trust	3,125,000
136,426		Duke Realty Corp	4,736,711

300,000		Equity Office Properties
		Trust	$ 8,667,000
141,100		Equity Residential	4,211,835
38,000		Essex Property Trust, Inc	2,489,000
697,778	*	Falcon Financial
		Investment Trust	6,482,358
402,174		Glenborough Realty Trust,
		Inc	8,988,589
50,000		Heritage Property
		Investment Trust	1,555,000
55,100	*	Highland Hospitality Corp	645,772
249,550		Home Properties, Inc	10,169,162
20,000	*	Hospitality Properties
		Trust	552,800
101,000	*	Host Marriott Corp	1,290,780
120,000		Keystone Property Trust	2,917,200
119,000		Kimco Realty Corp	6,066,620
76,727		LaSalle Hotel Properties	1,810,757
250,000		Lexington Corporate
		Properties Trust	5,447,500
496,720		Luminent Mortgage
		Capital, Inc	7,028,588
127,700		Macerich Co	6,883,030
42,609		Manufactured Home
		Communities, Inc	1,504,098
200,000	*	Meristar Hospitality Corp	1,390,000
100,000		MFA Mortgage
		Investments, Inc	1,010,000
920,000		Monmouth REIT (Class A)	8,151,200
154,050		Municipal Mortgage &
		Equity LLC	3,956,004
60,000		New Plan Excel Realty
		Trust	1,641,000
558,333		Omega Healthcare
		Investors, Inc	6,069,080
220,000		Origen Financial, Inc	2,200,000
8,261		Parkway Properties, Inc	386,202
100,000		Post Properties, Inc	2,880,000
237,300		Prologis	8,511,951
122,100		Public Storage, Inc	5,941,386
60,000		Ramco-Gershenson
		Properties	1,692,000
150,000		Reckson Associates
		Realty Corp	4,221,000
62,400		Regency Centers Corp	2,915,952
241,000		Rouse Co	12,917,600
140,000		Shurgard Storage Centers,
		Inc (Class A)	5,586,000
169,826		Simon Property Group, Inc	9,924,631
4,600		SL Green Realty Corp	219,420
225,000		Spirit Financial Corp	2,250,000
427,290	*	Sunset Financial
		Resources, Inc	5,405,218

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 325

Statement of Investments (Unaudited) - Real Estate Securities Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
56,609		Taubman Centers, Inc	$ 1,424,848
65,000		Thornburg Mortgage, Inc	2,021,500
48,300		United Dominion Realty
		Trust, Inc	947,646
242,227		Ventas, Inc	6,656,398
163,500		Vornado Realty Trust	9,888,480
120,000		Weingarten Realty
		Investors	4,152,000
42,700		Windrose Medical
		Properties Trust	531,188
120,622		Winston Hotels, Inc	1,271,356

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	264,443,866

HOTELS AND OTHER LODGING PLACES—4.42%
200,000		Fairmont Hotels & Resorts,
		Inc	5,030,000
305,000		Hilton Hotels Corp	4,956,250
309,000	*	Interstate Hotels &
		Resorts, Inc	1,823,100
100,000		Orient-Express Hotels Ltd
		(Class A)	1,789,000

		TOTAL HOTELS AND OTHER
		LODGING PLACES	13,598,350

REAL ESTATE—1.05%
80,000		St. Joe Co	3,255,200

		TOTAL REAL ESTATE	3,255,200

		TOTAL COMMON STOCK
		(Cost $264,128,807)	281,297,416

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—3.51%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—3.51%
	Federal Farm Credit
	Banks (FFCB)
$10,800,000	0.97%,04/01/04	$ 10,799,709

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	10,799,709

	TOTAL SHORT TERM INVESTMENTS
	(Cost $10,800,000)	10,799,709

	TOTAL PORTFOLIO—99.85%
	(Cost $289,386,057)	307,358,850
	OTHER ASSETS &
	LIABILITIES, NET—
	0.15%	464,372

	NET ASSETS—100.00%	$307,823,222

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

326 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

Summary by Industry
	VALUE	%

PREFERRED STOCK
Electric, Gas, and Sanitary Services	$ 2,327	0.00%

TOTAL PREFERRED STOCK (Cost $1,804)	2,327	0.00

COMMON STOCK
Amusement and Recreation Services	17,613	0.02
Apparel and Accessory Stores	431,232	0.50
Apparel and Other Textile Products	204,760	0.24
Auto Repair, Services and Parking	14,090	0.02
Automotive Dealers and Service Stations	66,403	0.08
Building Materials and Garden Supplies	1,298,501	1.50
Business Services	5,077,411	5.86
Chemicals and Allied Products	8,292,477	9.56
Communications	4,266,908	4.92
Depository Institutions	9,150,142	10.55
Eating and Drinking Places	755,834	0.87
Educational Services	186,674	0.22
Electric, Gas, and Sanitary Services	4,202,437	4.85
Electronic and Other Electric Equipment	5,107,679	5.89
Engineering and Management Services	567,878	0.66
Fabricated Metal Products	965,375	1.11
Food and Kindred Products	3,223,415	3.72
Food Stores	579,212	0.67
Furniture and Fixtures	451,988	0.52
Furniture and Homefurnishings Stores	292,813	0.34
General Building Contractors	277,155	0.32
General Merchandise Stores	1,283,590	1.48
Health Services	385,522	0.44
Holding and Other Investment Offices	2,667,217	3.08
Hotels and Other Lodging Places	113,393	0.13
Industrial Machinery and Equipment	7,673,583	8.85
Instruments and Related Products	3,009,367	3.47
Insurance Agents, Brokers and Service	697,048	0.80
Insurance Carriers	4,683,565	5.40
Leather and Leather Products	76,815	0.09
Lumber and Wood Products	7,420	0.01
Metal Mining	118,354	0.14
Miscellaneous Manufacturing Industries	219,452	0.25
Miscellaneous Retail	1,231,535	1.42

Motion Pictures	$ 1,661,828	1.92%
Nondepository Institutions	3,688,040	4.25
Nonmetallic Minerals, Except Fuels	103,824	0.12
Oil and Gas Extraction	2,501,447	2.89
Paper and Allied Products	683,414	0.79
Personal Services	7,707	0.01
Petroleum and Coal Products	473,625	0.55
Primary Metal Industries	734,424	0.85
Printing and Publishing	823,900	0.95
Railroad Transportation	272,030	0.31
Real Estate	2,879	0.00
Rubber And Miscellaneous Plastics Products	82,788	0.09
Security and Commodity Brokers	1,714,791	1.98
Special Trade Contractors	2,280	0.00
Stone, Clay, and Glass Products	149,102	0.17
Transportation by Air	530,992	0.61
Transportation Equipment	859,125	0.99
Transportation Services	55,563	0.06
Trucking and Warehousing	497,889	0.57
Wholesale Trade-Durable Goods	2,311,352	2.67
Wholesale Trade-Nondurable Goods	1,138,070	1.31

TOTAL COMMON STOCK (Cost $82,065,248)	85,891,928	99.07

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	619,983	0.72

TOTAL SHORT TERM INVESTMENTS (Cost $619,983)	619,983	0.72

TOTAL PORTFOLIO (Cost $82,687,035)	86,514,238	99.79
OTHER ASSETS & LIABILITIES, NET	186,076	0.21

NET ASSETS	$86,700,314	100.00%

____________________________

SHARES			VALUE

PREFERRED STOCK—0.00%
ELECTRIC, GAS, AND SANITARY SERVICES—0.00%
916	*	NiSource, Inc (Sails)	$ 2,327

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	2,327

		TOTAL PREFERRED STOCK
		(Cost $1,804)	2,327

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 327

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

COMMON STOCK—99.07%
AMUSEMENT AND RECREATION SERVICES—0.02%
570	*	Gaylord Entertainment Co	$ 17,613

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	17,613

APPAREL AND ACCESSORY STORES—0.50%
300	*	Chico’s FAS, Inc	13,920
800		Foot Locker, Inc	20,640
7,300		Gap, Inc	160,016
1,000		Nordstrom, Inc	39,900
1,200		Ross Stores, Inc	36,732
6,400		TJX Cos, Inc	157,184
1,018	*	Wilsons The Leather Experts,
		Inc	2,840

		TOTAL APPAREL AND
		ACCESSORY STORES	431,232

APPAREL AND OTHER TEXTILE PRODUCTS—0.24%
1,900	*	Collins & Aikman Corp	10,450
100	*	Columbia Sportswear Co	5,544
1,276		Liz Claiborne, Inc	46,816
100		Phillips-Van Heusen Corp	1,850
3,000		VF Corp	140,100

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	204,760

AUTO REPAIR, SERVICES AND PARKING—0.02%
160		Central Parking Corp	3,213
161	*	Midas, Inc	3,131
200		Ryder System, Inc	7,746

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	14,090

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.08%
500	*	Autozone, Inc	42,985
802	*	Carmax, Inc	23,418

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	66,403

BUILDING MATERIALS AND GARDEN SUPPLIES—1.50%
200		Fastenal Co	10,738
22,600		Home Depot, Inc	844,336
7,900		Lowe’s Cos	443,427

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	1,298,501

BUSINESS SERVICES—5.86%
3,000	*	3Com Corp	21,180

1,375		Adobe Systems, Inc	$ 54,216
1,567	*	APAC Customer Services,
		Inc	4,623
1,200	*	Ariba, Inc	3,384
200	*	Aspect Communications
		Corp	3,134
200	*	Aspen Technology, Inc	1,634
9,100		Automatic Data Processing,
		Inc	382,200
1,600	*	BEA Systems, Inc	20,416
700	*	Bisys Group, Inc	11,732
1,000	*	BMC Software, Inc	19,550
1,100	*	Brocade Communications
		Systems, Inc	7,326
1,600	*	Cadence Design Systems,
		Inc	23,584
1,100	*	Ceridian Corp	21,681
400		Certegy, Inc	14,008
100	*	Checkfree Corp	2,946
559	*	Ciber, Inc	6,149
500	*	Citrix Systems, Inc	10,810
1,100	*	CNET Networks, Inc	11,363
567	*	Cognizant Technology
		Solutions Corp	25,657
2,326	*	Computer Horizons Corp	10,002
2,385	*	Compuware Corp	17,768
1,500	*	Convergys Corp	22,800
200	*	CSG Systems International,
		Inc	3,436
300		Deluxe Corp	12,030
1,200	*	DST Systems, Inc	54,420
600	*	Dun & Bradstreet Corp	32,100
100	*	Earthlink, Inc	886
500	*	eFunds Corp	8,200
1,714	*	Electronic Arts, Inc	92,487
7,312		Electronic Data Systems
		Corp	141,487
300		Fair Isaac Corp	10,824
2,300	*	Fiserv, Inc	82,271
215	*	Getty Images, Inc	11,606
1,003	*	GSI Commerce, Inc	10,180
700		Henry (Jack) & Associates,
		Inc	13,482
1,000	*	Homestore, Inc	4,230
191	*	ICT Group, Inc	2,559
285	*	iGate Corp	1,986
2,588		IMS Health, Inc	60,197
1,300	*	Intuit, Inc	58,344
966	*	Iron Mountain, Inc	43,113
2,789	*	Juniper Networks, Inc	72,542
700	*	Lamar Advertising Co	28,154
400		Manpower, Inc	18,600
400	*	Mercury Interactive Corp	17,920

328 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
78,300		Microsoft Corp	$ 1,955,151
1,115	*	Monster Worldwide, Inc	29,213
500	*	National Processing, Inc	9,500
300	*	NCR Corp	13,218
200	*	NetScreen Technologies, Inc	7,286
1,678	*	NIC, Inc	10,135
2,400	*	Novell, Inc	27,312
852	*	Nuance Communications,
		Inc	5,581
2,600		Omnicom Group, Inc	208,650
34,300	*	Oracle Corp	411,943
227	*	PalmSource, Inc	4,125
400	*	PDI, Inc	10,116
1,752	*	Peoplesoft, Inc	32,394
700	*	Perot Systems Corp
		(Class A)	9,310
400	*	Pixar	25,784
277	*	Portal Software, Inc	1,867
800	*	Red Hat, Inc	18,288
700	*	Retek, Inc	5,292
1,093	*	Robert Half International,
		Inc	25,817
172	*	Scansoft, Inc	961
2,400	*	Siebel Systems, Inc	27,624
1,308	*	Spherion Corp	13,381
31,800	*	Sun Microsystems, Inc	132,288
3,500	*	SunGard Data Systems, Inc	95,900
2,400	*	Symantec Corp	111,120
600	*	Synopsys, Inc	17,376
500	*	TeleTech Holdings, Inc	3,130
1,800		Total System Services, Inc	37,926
397	*	Trizetto Group, Inc	3,077
1,900	*	Unisys Corp	27,132
1,600	*	VeriSign, Inc	26,544
3,154	*	Veritas Software Corp	84,874
225	*	Vitria Technology, Inc	1,323
4,251	*	Yahoo!, Inc	206,556

		TOTAL BUSINESS SERVICES	5,077,411

CHEMICALS AND ALLIED PRODUCTS—9.56%
622	*	Abgenix, Inc	8,266
780	*	Able Laboratories, Inc	15,233
300	*	Adolor Corp	4,509
4,100		Air Products & Chemicals,
		Inc	205,492
100	*	Alexion Pharmaceuticals,
		Inc	2,376
200	*	Alkermes, Inc	3,198
3,200		Allergan, Inc	269,312
2,200		Alpharma, Inc (Class A)	43,142
13,613	*	Amgen, Inc	791,868

700	*	Amylin Pharmaceuticals,
		Inc	$ 16,583
1,600	*	Andrx Corp	43,520
1,200	*	Aphton Corp	5,640
800	*	Atrix Laboratories, Inc	20,400
1,043	*	Avant Immunotherapeutics,
		Inc	2,628
1,800		Avery Dennison Corp	111,978
379	*	AVI BioPharma, Inc	1,148
1,800		Avon Products, Inc	136,566
2,025	*	Barr Pharmaceuticals, Inc	92,948
1,422	*	Benthley Pharmaceuticals,
		Inc	17,078
2,811	*	Biogen Idec, Inc	156,292
800	*	BioMarin Pharmaceutical,
		Inc	6,016
900	*	Biopure Corp	1,422
408	*	Biosite, Inc	13,044
1,300	*	Bone Care International,
		Inc	26,000
500	*	Bradley Pharmaceuticals,
		Inc	12,590
800		Cabot Corp	26,240
400	*	Cell Therapeutics, Inc	3,384
200	*	Cephalon, Inc	11,462
612	*	Chattem, Inc	15,863
466	*	Cima Labs, Inc	14,646
1,200		Clorox Co	58,692
5,500		Colgate-Palmolive Co	303,050
1,842	*	Collagenex
		Pharmaceuticals, Inc	24,535
1,300	*	Columbia Laboratories, Inc	6,435
400	*	Cubist Pharmaceuticals,
		Inc	3,680
203	*	Dendreon Corp	2,700
1,400		Diagnostic Products Corp	60,620
282	*	Digene Corp	9,690
1,376	*	Dov Pharmaceutical, Inc	21,356
6,334	*	Durect Corp	21,536
3,000		Ecolab, Inc	85,590
1,763	*	Encysive Pharmaceuticals,
		Inc	18,124
135	*	Enzon, Inc	2,083
1,100	*	Eon Labs, Inc	73,788
300	*	EPIX Medical, Inc	6,225
3,892	*	First Horizon
		Pharmaceutical	61,338
4,935	*	Forest Laboratories, Inc	353,445
282	*	Genta, Inc	2,961
2,320	*	Genzyme Corp	109,133
500	*	Geron Corp	4,700
1,957	*	Gilead Sciences, Inc	109,142
12,400		Gillette Co	484,840

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 329

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,333	*	GTC Biotherapeutics, Inc	$ 2,933
1,400	*	Guilford Pharmaceuticals,
		Inc	10,122
300		H.B. Fuller Co	8,532
800	*	Hi-Tech Pharmacal Co, Inc	15,640
1,120	*	Hollis-Eden
		Pharmaceuticals	10,808
1,205	*	Human Genome Sciences,
		Inc	15,099
500	*	ICOS Corp	18,525
1,200	*	Idexx Laboratories, Inc	68,244
814	*	Ilex Oncology, Inc	19,471
800	*	Immunogen, Inc	5,376
933	*	Immunomedics, Inc	3,779
1,828	*	Impax Laboratories, Inc	40,892
1,300	*	Indevus Pharmaceuticals,
		Inc	7,865
47		International Flavors &
		Fragrances, Inc	1,669
657	*	Inverness Medical
		Innovations, Inc	12,023
300	*	Invitrogen Corp	21,507
1,150	*	Isis Pharmaceuticals, Inc	8,924
3,600	*	IVAX Corp	81,972
4,000	*	King Pharmaceuticals, Inc	67,360
1,150	*	KV Pharmaceutical Co
		(Class A)	28,244
1,483	*	La Jolla Pharmaceutical Co	4,093
300	*	Lannett Co, Inc	5,010
596	*	Ligand Pharmaceuticals,
		Inc (Class B)	11,980
800	*	Martek Biosciences Corp	45,600
830	*	Medarex, Inc	7,445
1,600		Medicis Pharmaceutical
		Corp (Class A)	64,000
2,141	*	MedImmune, Inc	49,414
26,142		Merck & Co, Inc	1,155,215
783		Meridian Bioscience, Inc	7,980
100	*	MGI Pharma, Inc	6,126
2,700	*	Millennium
		Pharmaceuticals, Inc	45,630
5,925		Mylan Laboratories, Inc	134,675
1,200	*	Nabi Biopharmaceuticals	18,660
800	*	Nektar Therapeutics	17,264
500	*	Neose Technologies, Inc	4,700
100	*	Neurocrine Biosciences, Inc	5,910
1,029	*	Noven Pharmaceuticals, Inc	22,093
100	*	NPS Pharmaceuticals, Inc	2,855
1,000	*	Nuvelo, Inc	12,560
100	*	OraSure Technologies, Inc	1,036
243	*	OSI Pharmaceuticals, Inc	9,331

3,070	*	Pain Therapeutics, Inc	$ 21,337
4,552	*	Palatin Technologies, Inc	18,982
1,500	*	Penwest Pharmaceuticals
		Co	21,915
3,500	*	Peregrine Pharmaceuticals,
		Inc	8,575
651	*	Pharmaceutical Resources,
		Inc	37,016
1,000	*	Pozen, Inc	13,820
1,800	*	Praecis Pharmaceuticals,
		Inc	10,638
5,500		Praxair, Inc	204,160
14,601		Procter & Gamble Co	1,531,353
700	*	Progenics Pharmaceuticals	13,300
600	*	Protein Design Labs, Inc	14,292
3,200		Rohm & Haas Co	127,488
870	*	Salix Pharmaceuticals Ltd	25,247
500	*	Sepracor, Inc	24,050
280	*	Serologicals Corp	5,712
800		Sigma-Aldrich Corp	44,272
887	*	SuperGen, Inc	11,354
300	*	Tanox, Inc	4,467
495	*	Third Wave Technologies,
		Inc	2,282
1,282	*	Unifi, Inc	5,679
400	*	USANA Health Sciences, Inc	9,332
1,527	*	Vertex Pharmaceuticals, Inc	14,384
299	*	Vicuron Pharmaceuticals,
		Inc	6,802
2,500	*	Watson Pharmaceuticals,
		Inc	106,975
700		Wellman, Inc	5,845
1,303	*	Zymogenetics, Inc	20,131

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	8,292,477

COMMUNICATIONS—4.92%
2,100		Alltel Corp	104,769
7,936		AT&T Corp	155,308
14,986	*	AT&T Wireless Services, Inc	203,959
3,560	*	Avaya, Inc	56,533
18,400		BellSouth Corp	509,496
1,200	*	Cablevision Systems Corp
		(Class A)	27,456
200		CenturyTel, Inc	5,498
15,672	*	Comcast Corp (Class A)	450,413
4,600	*	Comcast Corp (Special
		Class A)	128,248
500	*	Foundry Networks, Inc	8,585
1,300	*	Infonet Services Corp
		(Class B)	2,587
4,662	*	InterActiveCorp	147,273
35,011	*	Lucent Technologies, Inc	143,895

330 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
400	*	Mastec, Inc	$ 3,788
5,264	*	Nextel Communications, Inc
		(Class A)	130,179
571	*	NTL, Inc	33,946
200	*	Pegasus Communications
		Corp	7,668
36,000		SBC Communications, Inc	883,440
7,800		Sprint Corp (FON Group)	143,754
3,000	*	Sprint Corp (PCS Group)	27,600
900	*	UnitedGlobalcom, Inc
		(Class A)	7,641
1,400	*	Univision Communications,
		Inc (Class A)	46,214
27,400		Verizon Communications,
		Inc	1,001,196
100	*	West Corp	2,490
1,249	*	XM Satellite Radio
		Holdings, Inc	34,972

		TOTAL COMMUNICATIONS	4,266,908

DEPOSITORY INSTITUTIONS—10.55%
1,700		AmSouth Bancorp	39,967
17,189		Bank Of America Corp	1,391,965
14,800		Bank One Corp	806,896
7,700		BB&T Corp	271,810
745		Charter One Financial, Inc	26,343
1,300		Comerica, Inc	70,616
7,100		Fifth Third Bancorp	393,127
12,900		FleetBoston Financial Corp	579,210
1,900		Golden West Financial Corp	212,705
750		Greenpoint Financial Corp	32,783
300		IndyMac Bancorp, Inc	10,887
25,200		J.P. Morgan Chase & Co	1,057,140
5,000		KeyCorp	151,450
3,600		Mellon Financial Corp	112,644
8,031		National City Corp	285,743
2,333		New York Community
		Bancorp, Inc	79,975
300		North Fork Bancorp, Inc	12,696
1,500		Northern Trust Corp	69,885
500		People’s Bank	23,245
3,500		PNC Financial Services
		Group, Inc	193,970
1,700		Regions Financial Corp	62,084
1,400		Sovereign Bancorp, Inc	29,988
3,300		State Street Corp	172,029
3,300		SunTrust Banks, Inc	230,043
1,800		Synovus Financial Corp	44,010
29,600		U.S. Bancorp	818,440
800		Union Planters Corp	23,880
200		UnionBanCal Corp	10,478
17,200		Wachovia Corp	808,400

19,900		Wells Fargo & Co	$ 1,127,733

		TOTAL DEPOSITORY
		INSTITUTIONS	9,150,142

EATING AND DRINKING PLACES—0.87%
300		Applebee’s International,
		Inc	12,405
1,950		Darden Restaurants, Inc	48,341
20,374		McDonald’s Corp	582,085
900		Outback Steakhouse, Inc	43,830
1,700		Wendy’s International, Inc	69,173

		TOTAL EATING AND
		DRINKING PLACES	755,834

EDUCATIONAL SERVICES—0.22%
1,819	*	Apollo Group, Inc (Class A)	156,634
500	*	Career Education Corp	28,320
49	*	Sylvan Learning Systems,
		Inc	1,720

		TOTAL EDUCATIONAL
		SERVICES	186,674

ELECTRIC, GAS, AND SANITARY SERVICES—4.85%
9,095	*	AES Corp	77,580
1,300		AGL Resources, Inc	37,726
9,400	*	Allegheny Energy, Inc	128,874
4,300		Allete, Inc	150,887
375		Aqua America, Inc	8,130
7,576	*	Aquila, Inc	35,683
400		Atmos Energy Corp	10,228
4,433		Avista Corp	83,872
2,400		Black Hills Corp	76,488
811	*	Casella Waste Systems, Inc
		(Class A)	11,792
900		Chesapeake Utilities Corp	23,058
100	*	Citizens Communications
		Co	1,294
7,407		Cleco Corp	140,955
300		Connecticut Water Service,
		Inc	8,490
10,200		DPL, Inc	191,250
3,100		Empire District Electric Co	70,215
200		Energen Corp	8,250
3,800		Equitable Resources, Inc	168,796
4,500		Hawaiian Electric Industries,
		Inc	233,280
5,000		Idacorp, Inc	149,500
6,100		KeySpan Corp	233,142
6,500		Kinder Morgan, Inc	409,630
2,224		MGE Energy, Inc	68,610
4,100		National Fuel Gas Co	100,860
200		New Jersey Resources Corp	7,560
800		Nicor, Inc	28,184

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 331

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
13,807		NiSource, Inc	$ 293,399
12,200		OGE Energy Corp	322,568
1,200		Otter Tail Corp	31,704
1,300		Peoples Energy Corp	58,045
12,700		Pepco Holdings, Inc	259,588
200		Piedmont Natural Gas Co,
		Inc	8,444
10,500		Puget Energy, Inc	234,885
3,200		Questar Corp	116,608
890		Resource America, Inc
		(Class A)	16,465
1,100		SEMCO Energy, Inc	6,226
4,922	*	Sierra Pacific Resources	36,423
116	*	Southern Union Co	2,189
200	*	Stericycle, Inc	9,572
100		UGI Corp	3,292
3,627		Unisource Energy Corp	89,115
300	*	Waste Connections, Inc	11,940
1,700		Western Gas Resources, Inc	86,445
1,500		WGL Holdings, Inc	45,150
11,081		Williams Cos, Inc	106,045

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	4,202,437

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—5.89%
6,200	*	ADC Telecommunications,
		Inc	17,980
260	*	Advanced Fibre
		Communications, Inc	5,728
2,900	*	Advanced Micro Devices,
		Inc	47,067
174	*	Agere Systems, Inc
		(Class A)	559
8,400	*	Agere Systems, Inc
		(Class B)	26,208
2,400	*	Altera Corp	49,080
2,293		American Power Conversion
		Corp	52,762
3,400		Ametek, Inc	87,176
800	*	Amkor Technology, Inc	11,704
3,200		Analog Devices, Inc	153,632
440	*	Arris Group, Inc	4,048
953	*	Artesyn Technologies, Inc	9,073
1,497	*	Avanex Corp	6,467
1,634		AVX Corp	26,945
500		Baldor Electric Co	11,490
1,665	*	Broadcom Corp (Class A)	65,218
462	*	C-COR.net Corp	6,477
1,055	*	Ceva, Inc	9,923

4,000	*	CIENA Corp	$ 19,880
1,100	*	Comverse Technology, Inc	19,954
800	*	Conexant Systems, Inc	4,928
3,764	*	Corvis Corp	7,227
100	*	Cree, Inc	2,230
100	*	Cypress Semiconductor
		Corp	2,047
9,500		Emerson Electric Co	569,240
400	*	Energizer Holdings, Inc	18,676
1,000	*	Finisar Corp	2,180
700		Harman International
		Industries, Inc	55,720
200	*	Harmonic, Inc	1,930
1,000		Hubbell, Inc (Class B)	40,130
55,700		Intel Corp	1,515,040
100	*	International Rectifier Corp	4,599
500		Intersil Corp (Class A)	11,145
826	*	InterVoice, Inc	13,935
1,141	*	Jabil Circuit, Inc	33,580
13,039	*	JDS Uniphase Corp	53,069
497	*	Kemet Corp	7,127
355		LSI Industries, Inc	4,317
2,500	*	LSI Logic Corp	23,350
2,800		Maxim Integrated Products,
		Inc	131,852
352	*	McData Corp (Class A)	2,478
1,100		Microchip Technology, Inc	29,216
4,747	*	Micron Technology, Inc	79,322
2,554		Molex, Inc	77,616
21,600		Motorola, Inc	380,160
3,600	*	MRV Communications, Inc	11,988
617	*	Mykrolis Corp	8,798
1,100	*	National Semiconductor
		Corp	48,873
800	*	Novellus Systems, Inc	25,432
600	*	Nvidia Corp	15,894
1,157	*	Optical Communication
		Products, Inc	3,807
500	*	PMC-Sierra, Inc	8,485
300	*	Polycom, Inc	6,369
3,000	*	Proxim Corp (Class A)	5,310
300	*	QLogic Corp	9,903
6,812		Qualcomm, Inc	452,453
600	*	Rambus, Inc	16,818
500	*	RF Micro Devices, Inc	4,230
1,200		Scientific-Atlanta, Inc	38,808
8,055	*	Sirius Satellite Radio, Inc	27,387
600	*	Skyworks Solutions, Inc	6,996
900	*	Sonus Networks, Inc	3,339
400	*	Stratex Networks, Inc	1,900
2,000	*	Sycamore Networks, Inc	8,160
4,286	*	Tellabs, Inc	36,988

332 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,700	*	Terayon Communication
		Systems, Inc	$ 5,814
15,900		Texas Instruments, Inc	464,598
886		Thomas & Betts Corp	19,333
1,613	*	Three-Five Systems, Inc	10,565
400	*	Utstarcom, Inc	11,504
1,475	*	Vishay Intertechnology, Inc	31,477
200		Whirlpool Corp	13,774
2,600	*	Xilinx, Inc	98,800
1,900	*	Zhone Technologies, Inc	7,391

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	5,107,679

ENGINEERING AND MANAGEMENT SERVICES—0.66%
207	*	aaiPharma, Inc	1,372
173	*	Affymetrix, Inc	5,839
600	*	Antigenics, Inc	6,396
600	*	Applera Corp (Celera
		Genomics Group)	8,706
1,293	*	Ariad Pharmaceuticals, Inc	12,232
1,600	*	BearingPoint, Inc	17,152
967	*	Ciphergen Biosystems, Inc	8,055
100	*	Covance, Inc	3,444
1,013	*	CuraGen Corp	6,321
100	*	CV Therapeutics, Inc	1,513
1,700	*	Decode Genetics, Inc	18,020
172	*	Exult, Inc	1,072
130	*	Gartner, Inc (Class B)	1,489
964	*	Gene Logic, Inc	4,868
200	*	Gen-Probe, Inc	6,682
2,093	*	Incyte Corp	17,393
708	*	Kosan Biosciences, Inc	7,484
570	*	Lexicon Genetics, Inc	3,574
500	*	Luminex Corp	4,525
2,200		Moody’s Corp	155,760
5,300		Paychex, Inc	188,680
100	*	Pharmaceutical Product
		Development, Inc	2,979
469	*	Regeneron
		Pharmaceuticals, Inc	6,369
1,100	*	Savient Pharmaceuticals,
		Inc	4,158
1,600	*	Seattle Genetics, Inc	13,536
200	*	Telik, Inc	5,368
869	*	Transkaryotic Therapies, Inc	14,912
431	*	TRC Cos, Inc	8,064
1,300	*	Tularik, Inc	31,915

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	567,878

FABRICATED METAL PRODUCTS—1.11%
3,700	*	Crown Holdings, Inc	$ 34,484
1,300		Harsco Corp	59,150
6,200		Illinois Tool Works, Inc	491,226
8,200		Masco Corp	249,608
1,599		Material Sciences Corp	17,589
300	*	Shaw Group, Inc	3,252
700		Snap-On, Inc	22,638
1,700		Stanley Works	72,556
1,365	*	Tower Automotive, Inc	6,880
400		Valmont Industries, Inc	7,992

		TOTAL FABRICATED METAL
		PRODUCTS	965,375

FOOD AND KINDRED PRODUCTS—3.72%
2,200		Campbell Soup Co	59,994
25,800		Coca-Cola Co	1,297,740
1,300		Coca-Cola Enterprises, Inc	31,421
3,800		General Mills, Inc	177,384
4,200		H.J. Heinz Co	156,618
1,400		Hershey Foods Corp	115,990
3,300		Kellogg Co	129,492
500		Pepsi Bottling Group, Inc	14,875
20,500		PepsiCo, Inc	1,103,925
2,300		Wrigley (Wm.) Jr Co	135,976

		TOTAL FOOD AND KINDRED
		PRODUCTS	3,223,415

FOOD STORES—0.67%
5,800		Albertson’s, Inc	128,470
8,600	*	Kroger Co	143,104
1,100	*	Pathmark Stores, Inc	8,778
4,200	*	Safeway, Inc	86,436
5,607	*	Starbucks Corp	211,664
100	*	Winn-Dixie Stores, Inc	760

		TOTAL FOOD STORES	579,212

FURNITURE AND FIXTURES—0.52%
1,400		Hillenbrand Industries, Inc	95,046
4,100		Johnson Controls, Inc	242,515
900		Lear Corp	55,764
1,300		Leggett & Platt, Inc	30,823
1,200		Newell Rubbermaid, Inc	27,840

		TOTAL FURNITURE AND
		FIXTURES	451,988

FURNITURE AND HOMEFURNISHINGS STORES—0.34%
2,500	*	Bed Bath & Beyond, Inc	104,400
2,400		Best Buy Co, Inc	124,128
1,553		Circuit City Stores, Inc
		(Circuit City Group)	17,549
1,100		RadioShack Corp	36,476

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 333

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—(Continued)
300	*	Williams-Sonoma, Inc	$ 10,260

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	292,813

GENERAL BUILDING CONTRACTORS—0.32%
1,200		Centex Corp	64,872
2,050		D.R. Horton, Inc	72,632
200		KB Home	16,160
1,200		Lennar Corp (Class A)	64,836
60		Lennar Corp (Class B)	3,055
1,000		Pulte Homes, Inc	55,600

		TOTAL GENERAL BUILDING
		CONTRACTORS	277,155

GENERAL MERCHANDISE STORES—1.48%
400	*	Big Lots, Inc	5,800
5,070	*	Costco Wholesale Corp	190,429
2,100		Dollar General Corp	40,320
567	*	Dollar Tree Stores, Inc	17,515
1,300		Family Dollar Stores, Inc	46,735
2,500		J.C. Penney Co, Inc	86,950
2,743	*	Kohl’s Corp	132,569
4,600		May Department Stores Co	159,068
200		Neiman Marcus Group, Inc
		(Class A)	10,788
500		Saks, Inc	8,800
2,600		Sears Roebuck & Co	111,696
10,500		Target Corp	472,920

		TOTAL GENERAL
		MERCHANDISE STORES	1,283,590

HEALTH SERVICES—0.44%
100	*	Accredo Health, Inc	3,810
100	*	Apria Healthcare Group, Inc	2,994
3,367	*	Caremark Rx, Inc	111,953
300	*	Coventry Health Care, Inc	12,699
300	*	DaVita, Inc	14,325
500	*	Express Scripts, Inc	37,295
800	*	First Health Group Corp	17,488
2,700		Health Management
		Associates, Inc (Class A)	62,667
162	*	LifePoint Hospitals, Inc	5,239
800	*	Lincare Holdings, Inc	25,136
900		Manor Care, Inc	31,761
200	*	NeighborCare, Inc	4,850
200	*	Option Care, Inc	2,278
800	*	Orthodontic Centers of
		America, Inc	6,320
762	*	Specialty Laboratories, Inc	8,230
800	*	Triad Hospitals, Inc	24,656

300		Universal Health Services,
		Inc (Class B)	$ 13,821

		TOTAL HEALTH SERVICES	385,522

HOLDING AND OTHER INVESTMENT OFFICES—3.08%
5,090		Allied Capital Corp	154,176
4,758		Archstone-Smith Trust	140,409
500		AvalonBay Communities,
		Inc	26,790
600		Boston Properties, Inc	32,586
200		CarrAmerica Realty Corp	6,780
1,000		Crescent Real Estate
		Equities Co	17,970
1,790		Duke Realty Corp	62,149
11,600		Equity Office Properties
		Trust	335,124
7,113		Equity Residential	212,323
200	*	FelCor Lodging Trust, Inc	2,084
500		Fremont General Corp	15,300
500		Friedman Billings Ramsey
		Group, Inc	13,495
2,100		General Growth Properties,
		Inc	73,815
800		Health Care Property
		Investors, Inc	22,640
200		Highwoods Properties, Inc	5,242
500		Hospitality Properties Trust	23,200
2,000		HRPT Properties Trust	22,600
600		iStar Financial, Inc	25,380
1,400		Kimco Realty Corp	71,372
200		Liberty Property Trust	9,000
700	*	Meristar Hospitality Corp	4,865
1,400		MFA Mortgage Investments,
		Inc	14,140
643		New Plan Excel Realty Trust	17,586
4,200		Plum Creek Timber Co, Inc	136,416
300		Popular, Inc	12,930
2,800		Prologis	100,436
1,738		Public Storage, Inc	84,571
400		Rouse Co	21,440
4,000		Simon Property Group, Inc	233,760
2,000		Vornado Realty Trust	120,960
14,800		Washington Mutual, Inc	632,108
450		Weingarten Realty Investors	15,570

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	2,667,217

HOTELS AND OTHER LODGING PLACES—0.13%
600	*	Boca Resorts, Inc (Class A)	10,470
500		Choice Hotels International,
		Inc	22,370
2,000		Extended Stay America, Inc	38,740

334 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES—(Continued)
700		Marcus Corp	$ 12,145
2,607	*	Prime Hospitality Corp	29,668

		TOTAL HOTELS AND OTHER
		LODGING PLACES	113,393

INDUSTRIAL MACHINERY AND EQUIPMENT—8.85%
12,000		3M Co	982,440
700		Alamo Group, Inc	12,173
900	*	American Standard Cos, Inc	102,375
1,100		Ampco-Pittsburgh Corp	14,201
3,447	*	Apple Computer, Inc	93,241
14,648	*	Applied Materials, Inc	313,174
179	*	Astec Industries, Inc	2,884
11,600		Baker Hughes, Inc	423,168
500		Black & Decker Corp	28,470
194	*	Brooks Automation, Inc	4,070
56,300	*	Cisco Systems, Inc	1,324,176
200	*	Cooper Cameron Corp	8,810
700		Cummins, Inc	40,915
3,200		Deere & Co	221,792
21,700	*	Dell, Inc	729,554
600		Diebold, Inc	28,872
200		Donaldson Co, Inc	5,306
22,300	*	EMC Corp	303,503
400	*	Emulex Corp	8,516
3,600	*	Gateway, Inc	19,008
1,500	*	Global Power Equipment
		Group, Inc	12,630
1,200		Graco, Inc	34,932
900	*	Grant Prideco, Inc	13,950
30,188		Hewlett-Packard Co	689,494
940	*	InFocus Corp	8,789
257	*	Interland, Inc	1,061
15,306		International Business
		Machines Corp	1,405,703
600	*	Lam Research Corp	15,126
1,100	*	Lexmark International, Inc	101,200
395		Lincoln Electric Holdings,
		Inc	11,119
700	*	Maxtor Corp	5,705
1,261	*	Milacron, Inc	4,376
1,200		Modine Manufacturing Co	31,272
2,300	*	Network Appliance, Inc	49,335
600		Nordson Corp	22,476
926	*	PalmOne, Inc	19,779
232		Pentair, Inc	13,688
5,200		Pitney Bowes, Inc	221,572
800	*	Quantum Corp	2,960
1,200	*	Sandisk Corp	34,044

2,031	*	Semitool, Inc	25,875
1,200	*	Smith International, Inc	$ 64,212
7,839	*	Solectron Corp	43,350
500		SPX Corp	22,740
400	*	Storage Technology Corp	11,132
1,900		Symbol Technologies, Inc	26,220
300	*	UNOVA, Inc	6,483
800	*	Western Digital Corp	8,984
6,300	*	Xerox Corp	91,791
100	*	Zebra Technologies Corp
		(Class A)	6,937

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	7,673,583

INSTRUMENTS AND RELATED PRODUCTS—3.47%
455	*	Advanced Medical Optics,
		Inc	11,102
400	*	Aksys Ltd	2,596
500	*	Align Technology, Inc	9,505
2,400		Applera Corp (Applied
		Biosystems Group)	47,472
400		Arrow International, Inc	11,956
500		Bard (C.R.), Inc	48,820
300		Bausch & Lomb, Inc	17,991
9,348		Baxter International, Inc	288,760
400		Beckman Coulter, Inc	21,816
3,800		Becton Dickinson & Co	184,224
3,210		Biomet, Inc	123,136
7,000	*	Boston Scientific Corp	296,660
638	*	Bruker BioSciences Corp	3,196
100	*	Cardiac Science, Inc	437
800	*	Cerus Corp	2,664
873	*	Closure Medical Corp	24,008
269	*	Concord Camera Corp	1,689
400	*	Credence Systems Corp	4,752
380	*	Cytyc Corp	8,455
600		Dentsply International, Inc	26,598
100	*	DJ Orthopedics, Inc	2,585
100	*	Edwards Lifesciences Corp	3,195
3,550		Guidant Corp	224,964
531	*	Input/Output, Inc	4,115
2,100	*	Invision Technologies, Inc	104,307
1,400	*	KLA-Tencor Corp	70,490
800	*	Lexar Media, Inc	13,248
13,500		Medtronic, Inc	644,625
200	*	Millipore Corp	10,276
247	*	MKS Instruments, Inc	5,930
551		Oakley, Inc	8,177
300	*	Orthologic Corp	2,325
1,200		PerkinElmer, Inc	24,828
1,700	*	St. Jude Medical, Inc	122,570
2,700		Stryker Corp	239,031

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 335

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
100	*	Techne Corp	$ 4,081
400		Tektronix, Inc	13,084
600		Teleflex, Inc	29,538
746	*	Theragenics Corp	4,013
300	*	Therasense, Inc	8,088
1,400	*	Thermo Electron Corp	39,592
500	*	TriPath Imaging, Inc	4,580
400	*	Varian Medical Systems, Inc	34,524
1,034	*	Vivus, Inc	6,276
800	*	Waters Corp	32,672
2,900	*	Zimmer Holdings, Inc	213,962
157	*	Zygo Corp	2,454

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	3,009,367

INSURANCE AGENTS, BROKERS AND SERVICE—0.80%
3,800		AON Corp	106,058
100		Brown & Brown, Inc	3,876
1,000		Gallagher (Arthur J.) & Co	32,570
9,700		Marsh & McLennan Cos, Inc	449,110
3,101	*	Medco Health Solutions, Inc	105,434

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	697,048

INSURANCE CARRIERS—5.40%
1,900		Aetna, Inc	170,468
5,800		Aflac, Inc	232,812
100		Ambac Financial Group, Inc	7,378
22,700		American International
		Group, Inc	1,619,645
1,518	*	Anthem, Inc	137,592
1,500		Chubb Corp	104,310
1,100		Cigna Corp	64,922
2,000		Cincinnati Financial Corp	86,900
500		Erie Indemnity Co (Class A)	24,130
152		Fidelity National Financial,
		Inc	6,055
3,000		Hartford Financial Services
		Group, Inc	191,100
800	*	Health Net, Inc	19,944
2,000	*	Humana, Inc	38,040
1,500		Jefferson-Pilot Corp	82,515
300		Leucadia National Corp	15,984
2,100		Lincoln National Corp	99,372
800		MBIA, Inc	50,160
100		MGIC Investment Corp	6,423
100	*	MONY Group, Inc	3,144
600		Oxford Health Plans, Inc	29,310
500	*	Pacificare Health Systems,
		Inc	19,775
700		Phoenix Cos, Inc	9,387

4,400		Principal Financial Group	$ 156,772
1,600		Progressive Corp	140,160
8,700		Prudential Financial, Inc	389,586
900		Safeco Corp	38,853
1,600		St. Paul Travelers Cos, Inc	64,016
9,800		Travelers Property Casualty
		Corp (Class B)	169,246
7,364		UnitedHealth Group, Inc	474,536
1,800		UnumProvident Corp	26,334
1,800	*	Wellpoint Health Networks,
		Inc	204,696

		TOTAL INSURANCE
		CARRIERS	4,683,565

LEATHER AND LEATHER PRODUCTS—0.09%
1,874	*	Coach, Inc	76,815

		TOTAL LEATHER AND
		LEATHER PRODUCTS	76,815

LUMBER AND WOOD PRODUCTS—0.01%
700	*	Champion Enterprises, Inc	7,420

		TOTAL LUMBER AND WOOD
		PRODUCTS	7,420

METAL MINING—0.14%
943	*	Cleveland-Cliffs, Inc	61,700
3,199		Royal Gold, Inc	56,654

		TOTAL METAL MINING	118,354

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.25%
986		Callaway Golf Co	18,714
800	*	K2, Inc	12,824
8,610		Mattel, Inc	158,768
300		Nautilus Group, Inc	4,725
597		Russ Berrie & Co, Inc	20,895
110	*	Steinway Musical
		Instruments, Inc	3,526

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	219,452

MISCELLANEOUS RETAIL—1.42%
1,548	*	Amazon.com, Inc	66,997
1,043	*	Blue Rhino Corp	17,668
4,100		CVS Corp	144,730
3,800	*	eBay, Inc	263,454
450	*	Marvel Enterprises, Inc	8,636
200		Michaels Stores, Inc	9,724
1,888	*	Office Depot, Inc	35,532
900		Omnicare, Inc	39,897
130	*	Overstock.com, Inc	4,014
684		Petsmart, Inc	18,646
4,659		Staples, Inc	118,292
700		Tiffany & Co	26,719

336 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS RETAIL—(Continued)
1,400	*	Toys ‘R’ Us, Inc	$ 23,520
12,200		Walgreen Co	401,990
1,408		World Fuel Services Corp	51,716

		TOTAL MISCELLANEOUS
		RETAIL	1,231,535

MOTION PICTURES—1.92%
29,456	*	Liberty Media Corp
		(Class A)	322,543
2,365	*	Metro-Goldwyn-Mayer, Inc	41,151
500		Regal Entertainment Group
		(Class A)	10,990
40,029	*	Time Warner, Inc	674,889
24,500		Walt Disney Co	612,255

		TOTAL MOTION PICTURES	1,661,828

NONDEPOSITORY INSTITUTIONS—4.25%
440		Advanta Corp (Class A)	7,374
2,340		American Capital Strategies
		Ltd	77,782
17,700		American Express Co	917,745
2,200		Capital One Financial Corp	165,946
1,100		CharterMac	27,258
2,810		CIT Group, Inc	106,921
1,525		Countrywide Financial Corp	146,248
12,315		Fannie Mae	915,620
9,100		Freddie Mac	537,446
14,750		MBNA Corp	407,543
500		MCG Capital Corp	10,095
308		Medallion Financial Corp	2,664
2,300	*	Providian Financial Corp	30,130
6,900		SLM Corp	288,765
300		Student Loan Corp	46,503

		TOTAL NONDEPOSITORY
		INSTITUTIONS	3,688,040

NONMETALLIC MINERALS, EXCEPT FUELS—0.12%
1,600		Amcol International Corp	27,920
1,600		Vulcan Materials Co	75,904

		TOTAL NONMETALLIC
		MINERALS, EXCEPT FUELS	103,824

OIL AND GAS EXTRACTION—2.89%
6,300		Anadarko Petroleum Corp	326,718
8,894		Apache Corp	383,954
900		Berry Petroleum Co
		(Class A)	24,552
600		Cabot Oil & Gas Corp
		(Class A)	18,336
4,174		Chesapeake Energy Corp	55,932
978	*	Cimarex Energy Co	28,264
309	*	Clayton Williams Energy,
		Inc	10,722

500	*	Comstock Resources, Inc	$ 9,935
1,300	*	Denbury Resources, Inc	21,918
5,593		Devon Energy Corp	325,233
300	*	Encore Acquisition Co	8,310
1,200	*	Energy Partners Ltd	16,020
2,500		ENSCO International, Inc	70,425
3,900		EOG Resources, Inc	178,971
500	*	Evergreen Resources, Inc	17,175
1,300	*	Forest Oil Corp	32,825
200	*	Global Industries Ltd	1,170
2,361	*	Harvest Natural Resources,
		Inc	34,494
900		Helmerich & Payne, Inc	25,785
2,712	*	Horizon Offshore, Inc	8,217
800	*	Houston Exploration Co	35,784
209	*	KCS Energy, Inc	2,236
968	*	Magnum Hunter Resources,
		Inc	9,816
3,033	*	Meridian Resource Corp	18,259
1,200	*	Newfield Exploration Co	57,516
1,800		Noble Energy, Inc	84,780
700	*	Nuevo Energy Co	22,792
1,000		Patina Oil & Gas Corp	26,250
700	*	Patterson-UTI Energy, Inc	24,787
4,100		Pioneer Natural Resources
		Co	132,430
1,500		Pogo Producing Co	68,805
700	*	Pride International, Inc	11,942
1,100		Range Resources Corp	13,343
600	*	Rowan Cos, Inc	12,654
400		St. Mary Land & Exploration
		Co	13,372
400	*	Stone Energy Corp	19,784
1,600	*	Swift Energy Co	30,160
800		Tidewater, Inc	22,504
1,200	*	Tom Brown, Inc	45,120
7,293	*	Transmontaigne, Inc	44,487
100	*	Varco International, Inc	1,801
100	*	Veritas DGC, Inc	2,070
2,100		Vintage Petroleum, Inc	30,786
1,200	*	Westport Resources Corp	39,588
5,207		XTO Energy, Inc	131,425

		TOTAL OIL AND GAS
		EXTRACTION	2,501,447

PAPER AND ALLIED PRODUCTS—0.79%
500		Bowater, Inc	21,815
7,400		Kimberly-Clark Corp	466,940
4,600		MeadWestvaco Corp	130,134
300	*	Pactiv Corp	6,675
1,600		Sonoco Products Co	38,848

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 337

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

PAPER AND ALLIED PRODUCTS—(Continued)
300		Temple-Inland, Inc	$ 19,002

		TOTAL PAPER AND ALLIED
		PRODUCTS	683,414

PERSONAL SERVICES—0.01%
405		CPI Corp	7,707

		TOTAL PERSONAL SERVICES	7,707

PETROLEUM AND COAL PRODUCTS—0.55%
2,031		Frontier Oil Corp	39,361
1,211	*	Headwaters, Inc	31,026
3,100		Sunoco, Inc	193,378
3,500		Valero Energy Corp	209,860

		TOTAL PETROLEUM AND
		COAL PRODUCTS	473,625

PRIMARY METAL INDUSTRIES—0.85%
1,287	*	Andrew Corp	22,523
368		Belden, Inc	6,981
399	*	Cable Design Technologies
		Corp	3,783
2,468	*	Century Aluminum Co	69,672
3,100		Engelhard Corp	92,659
400	*	General Cable Corp	2,952
100		Gibraltar Steel Corp	2,458
4,147	*	Liquidmetal Technologies,
		Inc	13,229
1,300	*	Lone Star Technologies, Inc	22,971
1,300	*	Maverick Tube Corp	30,615
1,700		Mueller Industries, Inc	57,783
2,300	*	NS Group, Inc	29,900
2,500		Nucor Corp	153,700
400		Quanex Corp	16,996
3,300		Ryerson Tull, Inc	43,197
972		Schnitzer Steel Industries,
		Inc (Class A)	31,162
1,812	*	Steel Dynamics, Inc	44,901
183		Tredegar Corp	2,677
4,500		Worthington Industries, Inc	86,265

		TOTAL PRIMARY METAL
		INDUSTRIES	734,424

PRINTING AND PUBLISHING—0.95%
600		Dow Jones & Co, Inc	28,746
100		Harte-Hanks, Inc	2,342
3,900		McGraw-Hill Cos, Inc	296,946
1,700		New York Times Co
		(Class A)	75,140
1,500		R.R. Donnelley & Sons Co	45,375
400		Scripps (E.W.) Co (Class A)	40,444
207		Standard Register Co	3,318
4,700		Tribune Co	237,068
200	*	Valassis Communications,
		Inc	6,080

100		Washington Post Co
		(Class B)	$ 88,441

		TOTAL PRINTING AND
		PUBLISHING	823,900

RAILROAD TRANSPORTATION—0.31%
500	*	Kansas City Southern
		Industries, Inc	6,950
12,000		Norfolk Southern Corp	265,080

		TOTAL RAILROAD
		TRANSPORTATION	272,030

REAL ESTATE—0.00%
396	*	Stewart Enterprises, Inc
		(Class A)	2,879

		TOTAL REAL ESTATE	2,879

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.09%
100		Bandag, Inc	4,977
1,100		Cooper Tire & Rubber Co	22,165
200		Reebok International Ltd	8,270
700	*	Sealed Air Corp	34,811
849	*	Vans, Inc	12,565

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	82,788

SECURITY AND COMMODITY BROKERS—1.98%
600		A.G. Edwards, Inc	23,472
2,199	*	Ameritrade Holding Corp	33,865
12,400		Charles Schwab Corp	143,964
200		Eaton Vance Corp	7,624
500		Federated Investors, Inc
		(Class B)	15,715
2,700		Franklin Resources, Inc	150,336
3,963		Goldman Sachs Group, Inc	413,539
6,100	*	Instinet Group, Inc	43,005
200	*	Investment Technology
		Group, Inc	3,060
2,300		Janus Capital Group, Inc	37,674
1,300	*	LaBranche & Co, Inc	14,573
500		Legg Mason, Inc	46,390
11,500		Merrill Lynch & Co, Inc	684,940
226	*	Piper Jaffray Cos	12,238
600		SEI Investments Co	19,800
1,200		T Rowe Price Group, Inc	64,596

		TOTAL SECURITY AND
		COMMODITY BROKERS	1,714,791

SPECIAL TRADE CONTRACTORS—0.00%
322	*	Quanta Services, Inc	2,280

		TOTAL SPECIAL TRADE
		CONTRACTORS	2,280

338 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS—0.17%
173	*	Cabot Microelectronics
		Corp	$ 7,308
12,081	*	Corning, Inc	135,066
26		Eagle Materials, Inc	1,530
89		Eagle Materials, Inc
		(Class B)	5,198

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	149,102

TRANSPORTATION BY AIR—0.61%
700	*	Airtran Holdings, Inc	8,316
200	*	Alaska Air Group, Inc	4,932
1,970	*	AMR Corp	25,078
300	*	Atlantic Coast Airlines
		Holdings, Inc	2,181
1,500	*	Continental Airlines, Inc
		(Class B)	18,795
2,673	*	Delta Air Lines, Inc	21,170
2,484		FedEx Corp	186,697
573	*	Frontier Airlines, Inc	5,971
1,050	*	JetBlue Airways Corp	26,555
384	*	Mesa Air Group, Inc	3,172
500	*	Petroleum Helicopters
		(Vote)	12,350
358		Skywest, Inc	6,888
14,700		Southwest Airlines Co	208,887

		TOTAL TRANSPORTATION
		BY AIR	530,992

TRANSPORTATION EQUIPMENT—0.99%
400		ArvinMeritor, Inc	7,932
2,000		Autoliv, Inc	82,000
1,341		Brunswick Corp	54,753
1,900		Dana Corp	37,734
10,800		Delphi Corp	107,568
300		Federal Signal Corp	5,955
1,500	*	Fleetwood Enterprises, Inc	18,420
1,126		Gentex Corp	48,846
5,000		Genuine Parts Co	163,600
428	*	Greenbrier Cos, Inc	7,229
4,900		Harley-Davidson, Inc	261,366
200	*	Sports Resorts International,
		Inc	782
200		Superior Industries
		International, Inc	7,088
100	*	Tenneco Automotive, Inc	1,269
300		Thor Industries, Inc	8,058
3,700		Visteon Corp	35,409
471	*	Wabash National Corp	11,116

		TOTAL TRANSPORTATION
		EQUIPMENT	859,125

TRANSPORTATION SERVICES—0.06%
1,300		GATX Corp	$ 28,821
150	*	RailAmerica, Inc	1,808
1,005		Sabre Holdings Corp	24,934

		TOTAL TRANSPORTATION
		SERVICES	55,563

TRUCKING AND WAREHOUSING—0.57%
7,129		United Parcel Service, Inc
		(Class B)	497,889

		TOTAL TRUCKING AND
		WAREHOUSING	497,889

WHOLESALE TRADE-DURABLE GOODS—2.67%
400		Action Performance Cos,
		Inc	6,108
500	*	Apogent Technologies, Inc	15,340
900		Barnes Group, Inc	25,101
300		BorgWarner, Inc	25,449
300		CDW Corp	20,283
1,489		Commercial Metals Co	47,410
1,900		IKON Office Solutions, Inc	24,320
600	*	Ingram Micro, Inc (Class A)	10,860
38,639		Johnson & Johnson	1,959,770
500	*	Patterson Dental Co	34,305
298		Pomeroy IT Solutions, Inc	4,321
1,500		Reliance Steel & Aluminum
		Co	52,725
100	*	Safeguard Scientifics, Inc	372
200	*	Tech Data Corp	8,188
1,600		W.W. Grainger, Inc	76,800

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	2,311,352

WHOLESALE TRADE-NONDURABLE GOODS—1.31%
500	*	Allscripts Healthcare
		Solutions, Inc	4,850
7,447		Cardinal Health, Inc	513,098
1,047		D&K Healthcare Resources,
		Inc	10,732
200	*	Henry Schein, Inc	14,284
5,300		McKesson Corp	159,477
2,367		Perrigo Co	47,458
3,005	*	Plains Resources, Inc	54,631
1,372	*	Priority Healthcare Corp
		(Class B)	29,210
200		Russell Corp	3,652
7,700		Sysco Corp	300,678

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	1,138,070

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 339

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

PRINCIPAL		VALUE

	TOTAL COMMON STOCK
	(Cost $82,065,248)	$85,891,928

SHORT TERM INVESTMENTS—0.72%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.72%
	Federal Farm Credit Banks
	(FFCB)
$620,000	0.970%,04/01/04	619,983

	TOTAL U.S. GOVERNMENT
	AND AGENCIES DISCOUNT
	NOTES	619,983

	TOTAL SHORT TERM INVESTMENTS
	(Cost $619,983)	619,983

	TOTAL PORTFOLIO—99.79%
	(Cost $82,687,035)	86,514,238
	OTHER ASSETS &
	LIABILITIES, NET—0.21%	186,076

	NET ASSETS—100.00%	$86,700,314

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

340 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

Summary by Industry
	VALUE	%

BOND
CORPORATE BOND
Asset Backed	$ 16,733,403	1.79%
Business Services	2,031,346	0.22
Chemicals and Allied Products	5,852,805	0.63
Communications	26,773,340	2.86
Depository Institutions	29,104,505	3.11
Electric, Gas, and Sanitary Services	16,016,537	1.71
Electronic and Other Electric Equipment	4,264,699	0.46
Fabricated Metal Products	2,223,659	0.24
Food and Kindred Products	7,776,707	0.83
Food Stores	2,442,935	0.26
Forestry	593,320	0.06
Furniture and Fixtures	875,659	0.09
General Building Contractors	4,677,264	0.50
General Merchandise Stores	3,690,789	0.39
Health Services	1,617,272	0.17
Holding and Other Investment Offices	1,811,816	0.19
Industrial Machinery and Equipment	1,851,325	0.20
Instruments and Related Products	1,194,263	0.13
Insurance Agents, Brokers and Service	1,188,959	0.13
Insurance Carriers	5,679,136	0.61
Metal Mining	969,950	0.10
Miscellaneous Manufacturing Industries	963,539	0.10
Motion Pictures	6,528,604	0.70
National Security and International Affairs	838,840	0.09
Nondepository Institutions	26,821,287	2.87
Oil and Gas Extraction	8,163,376	0.87
Other Mortgage Backed Securities	13,220,539	1.41
Paper and Allied Products	6,319,037	0.68
Petroleum and Coal Products	4,440,031	0.48
Pipelines, Except Natural Gas	2,071,956	0.22
Primary Metal Industries	519,350	0.06
Printing and Publishing	4,117,010	0.44
Railroad Transportation	2,928,131	0.31
Rubber and Miscellaneous Plastic Products	1,175,813	0.13
Security and Commodity Brokers	20,952,614	2.24
Stone, Clay, and Glass Products	302,416	0.03
Transportation Equipment	11,876,619	1.27
Wholesale Trade-Durable Goods	399,528	0.04

TOTAL CORPORATE BONDS (Cost $235,878,032)	249,008,379	26.62

GOVERNMENT BONDS
Agency Securities	$133,772,947	14.30%
Foreign Government Bonds	7,638,149	0.82
Mortgage Backed Securities	277,959,568	29.72
U.S. Treasury Securities	249,271,725	26.65

TOTAL GOVERNMENT BONDS (Cost $660,615,686)	668,642,389	71.49

TOTAL BONDS (Cost $896,493,718)	917,650,768	98.11

SHORT TERM INVESTMENTS
Commercial Paper	6,027,342	0.65
U.S. Government And Agencies Discount Notes	48,014,826	5.13

TOTAL SHORT TERM INVESTMENTS (Cost $54,043,404)	54,042,168	5.78

TOTAL PORTFOLIO (Cost $950,537,122)	971,692,936	103.89
OTHER ASSETS & LIABILITIES, NET	(36,378,042)	(3.89)

NET ASSETS	$935,314,894	100.00%

____________________________

PRINCIPAL		RATINGS†	VALUE

BOND—98.11%
CORPORATE BOND—26.62%
ASSET BACKED—1.79%
	Chase Funding Mortgage
	Loan Series 2001-4
	(Class1A3)
$ 477,925	5.053%, 02/25/23	Aaa	$ 478,022
	CIT Group Home Equity
	Loan Trust Series
	2002-1 (Class Af6)
2,210,000	6.200%, 02/25/30	Aaa	2,414,418
	Countrywide Home Equity
	Loan Trust
2,000,000	1.310%, 02/15/29	Aaa	2,000,000
	Detroit Edison Securitization
	Funding Llc Series
	2001-1 (Class A3)
1,100,000	5.875%, 03/01/10	Aaa	1,203,541
	Golden Securities Corp
	Series 2003-A
	(Class A1)
3,000,000	1.396%, 12/02/13	Aaa	2,999,883
	Household Automotive
	Trust Series 2000-2
	(Class A3)
650,615	3.680%, 04/17/06	Aaa	654,730

† As provided by Moody’s Investors Service (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 341

 Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

PRINCIPAL			RATINGS†	VALUE

ASSET BACKED—(Continued)
		Nissan Auto Receivables
		Owner Trust Series
		2001-C (Class A4)
$ 1,629,238		4.800%, 02/15/07	Aaa	$ 1,654,909
		Peco Energy Transition
		Trust Series 1999-A
		(Class A7)
550,000		6.130%, 03/01/09	Aaa	616,524
		Public Service New
		Hampshire Funding
		LLC Series 2001-1
		(Class A2)
1,098,032		5.730%, 11/01/10	Aaa	1,186,417
		Residential Asset
		Securities Corp Series
		1999-Ks2 (Class Ai9)
1,255,635		7.150%, 07/25/30	Aaa	1,314,216
		Residential Asset
		Securities Corp Series
		2001-Ks2 (Class Ai4)
993,443		6.417%, 02/25/29	Aaa	1,013,303
		Residential Asset
		Securities Corp Series
		2001-Ks2 (Class Ai6)
1,100,000		6.489%, 10/25/30	Aaa	1,197,440

		TOTAL ASSET BACKED		16,733,403

BUSINESS SERVICES—0.22%
		Cendant Corp (Sr Note)
410,000		7.375%, 01/15/13	Baa1	480,487
		Equifax, Inc Note
410,000		4.950%, 11/01/07	Baa1	428,815
		Hartford Financial
		(Sr Note)
550,000		6.375%, 11/01/08	A3	617,321
		Sungard Data Systems,
		Inc Note
500,000	g	3.750%, 01/15/09	Baa2	504,723

		TOTAL BUSINESS SERVICES		2,031,346

CHEMICALS AND ALLIED PRODUCTS—0.63%
		Colgate-Palmolive Co
		Note
280,000		6.450%, 06/16/28	Aa3	320,580
		Du Pont EI de Nemours
		& Co Note
280,000		3.375%, 11/15/07	Aa3	286,912
830,000		4.750%, 11/15/12	Aa3	868,292
		GlaxoSmithKline Capital,
		Inc (Guarantee Note)
1,000,000	h	5.375%, 04/15/34	Aa2	988,959

		Johnson & Johnson Deb
$ 550,000		6.950%, 09/01/29	Aaa	$ 673,365
		Merck & Co, Inc Deb
830,000		5.250%, 07/01/06	Aaa	890,325
1,100,000		5.950%, 12/01/28	Aaa	1,177,389
		Procter & Gamble Co
		(Unsub Note)
550,000		6.875%, 09/15/09	Aa3	646,983

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS		5,852,805

COMMUNICATIONS—2.86%
		360 Communications Co
		(Sr Note)
550,000		7.500%, 03/01/06	A2	604,077
		AT&T Corp Note
16,000		6.000%, 03/15/09	Baa2	17,337
280,000		8.050%, 11/15/11	Baa2	327,008
1,473,000		8.375%, 03/15/13	Baa3	1,829,701
		AT&T Wireless Services,
		Inc (Sr Note)
970,000		7.875%, 03/01/11	Baa2	1,155,786
550,000		8.750%, 03/01/31	Baa2	714,119
		BellSouth Corp Note
280,000		6.875%, 10/15/31	A1	316,164
		British
		Telecommunications
		PLC Bond
1,100,000		8.875%, 12/15/30	Baa1	1,465,679
		Citizens Communications
		Co Note
410,000		8.500%, 05/15/06	Baa2	447,695
		Clear Channel
		Communications,
		Inc (Sr Note)
410,000		7.650%, 09/15/10	Baa3	487,812
830,000		4.400%, 05/15/11	Baa3	826,525
		Comcast Cable
		Communications
		(Sr Note)
410,000		6.750%, 01/30/11	Baa3	465,542
		Comcast Corp
		(Guarantee Note)
690,000		6.500%, 01/15/15	Baa3	764,581
410,000		7.050%, 03/15/33	Baa3	453,722
		COX Enterprises, Inc
		Note
1,930,000	g	4.375%, 05/01/08	Baa1	1,991,312
		Deutsche Telekom
		International Finance
		BV (Guarantee Note)
550,000		3.875%, 07/22/08	Baa2	564,299
410,000		8.750%, 06/15/30	Baa2	538,743

† As provided by Moody’s Investors Service (Unaudited)

342 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

PRINCIPAL			RATINGS†	VALUE

COMMUNICATIONS—(Continued)
		GTE Corp Deb
$ 280,000		6.940%, 04/15/28	A3	$ 304,655
		SBC Communications,
		Inc Note
550,000		5.750%, 05/02/06	A1	591,154
1,660,000		6.250%, 03/15/11	A1	1,858,230
		Sprint Capital Corp
		(Guarantee Note)
2,210,000		6.000%, 01/15/07	Baa3	2,400,333
1,470,000		8.375%, 03/15/12	Baa3	1,790,315
250,000		6.900%, 05/01/19	Baa3	273,193
		Telecom Italia Capital
		SA (Guarantee Note)
550,000		6.375%, 11/15/33	Baa2	573,773
		US Cellular Corp Note
500,000		6.700%, 12/15/33	Baa1	521,231
		Verizon Maryland,
		Inc Bond
550,000		5.125%, 06/15/33	NA	488,944
		Verizon New Jersey,
		Inc Deb
1,660,000		5.875%, 01/17/12	Aa3	1,806,426
		Verizon Virginia,
		Inc Deb
750,000		4.625%, 03/15/13	Aa3	743,828
		Verizon Wireless
		Capital LLC Note
830,000		5.375%, 12/15/06	A3	892,290
		Verizon/New England
		(Sr Note)
1,380,000		6.500%, 09/15/11	Aa3	1,558,866

		TOTAL COMMUNICATIONS		26,773,340

DEPOSITORY INSTITUTIONS—3.11%
		Bank of America Corp
		(Sr. Note)
1,000,000		3.375%, 02/17/09	Aa2	1,005,868
2,250,000	h	4.750%, 08/15/13	Aa3	2,289,322
		Bank of America
		Corp Note
550,000		6.625%, 06/15/04	Aa2	555,938
		Bank One Corp Note
1,100,000		6.000%, 08/01/08	Aa3	1,229,173
		Bank One NA Illinois
		Note
1,100,000		5.500%, 03/26/07	Aa2	1,198,102
		BB & T Corp (Sub Note)
410,000		6.500%, 08/01/11	A2	471,232
		Citigroup, Inc (Sr. Note)
3,000,000		3.625%, 02/09/09	Aa1	3,052,371
690,000		7.250%, 10/01/10	Aa2	820,349
410,000		5.625%, 08/27/12	Aa2	447,405

$ 1,100,000	6.625%, 06/15/32	Aa2	$ 1,235,363
	Credit Suisse First
	Boston USA, Inc Note
750,000	6.125%, 11/15/11	Aa3	836,641
	Golden West Financial
	Corp (Sr Note)
410,000	4.750%, 10/01/12	A1	422,180
	Greenpoint Financial
	Corp (Sr Note)
410,000	3.200%, 06/06/08	Baa1	407,877
	JP Morgan Chase &
	Co (Sub Note)
550,000	7.875%, 06/15/10	A2	666,771
410,000	4.500%, 11/15/10	A1	424,309
	Korea Development
	Bank Note
410,000	5.750%, 09/10/13	A3	440,938
	Marshall & Isley Bank
	(Sr Note)
830,000	4.125%, 09/04/07	Aa3	869,822
	Mellon Funding Corp
	(Guarantee Note)
1,100,000	4.875%, 06/15/07	A1	1,178,100
550,000	6.400%, 05/14/11	A2	632,206
	National Westminster
	Bank PLC (Sub Note)
550,000	7.375%, 10/01/09	Aa2	656,003
	PNC Funding Corp
	(Guarantee Note)
550,000	5.750%, 08/01/06	A2	594,964
	Regions Financial Corp
	(Sub Note)
1,100,000	6.375%, 05/15/12	A2	1,249,487
	Suntrust Bank
	(Sub Note)
550,000	7.250%, 09/15/06	Aa3	617,607
	US Bancorp (Sr Note)
830,000	5.100%, 07/15/07	Aa3	896,337
	Wachovia Bank NA/
	Old Note
550,000	4.850%, 07/30/07	Aa2	589,983
2,000,000	3.625%, 02/17/09	Aa3	2,032,328
690,000	5.000%, 08/15/15	Aa3	708,739
	Washington Mutual,
	Inc Note
1,100,000	7.500%, 08/15/06	A3	1,232,418
	Wells Fargo Financial,
	Inc Note
410,000	5.875%, 08/15/08	Aa1	456,650
830,000	6.450%, 02/01/11	Aa1	953,231

† As provided by Moody’s Investors Service (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 343

Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

PRINCIPAL			RATINGS†	VALUE

DEPOSITORY INSTITUTIONS—(Continued)
$ 830,000		6.125%, 04/18/12	Aa1	$ 932,791

		TOTAL DEPOSITORY
		INSTITUTIONS		29,104,505

ELECTRIC, GAS, AND SANITARY SERVICES—1.71%
		American Electric
		Power Co, Inc Note
550,000		6.125%, 05/15/06	Baa3	594,316
		Carolina Power &
		Light Co (First
		Mortgage Bond)
410,000		5.125%, 09/15/13	A3	426,710
410,000		6.125%, 09/15/33	A3	432,991
		CenterPoint Energy
		Resources Corp
		(Sr Note)
410,000		7.875%, 04/01/13	Ba1	474,577
		Commonwealth Edison
		Co (Secured Note)
410,000		5.875%, 02/01/33	A3	424,299
		Consolidated Edison
		Co of New York Note Deb
410,000		4.875%, 02/01/13	A1	425,974
410,000		5.100%, 06/15/33	A1	379,080
		Consolidated Natural
		Gas Co (Sr Note)
1,100,000		6.250%, 11/01/11	A3	1,227,070
		Consumers Energy Co
		(Sr Note)
1,100,000		6.000%, 03/15/05	Baa3	1,138,043
690,000		4.250%, 04/15/08	Baa3	705,099
		Dominion Resources,
		Inc/VA (Sr Note)
500,000	h	8.125%, 06/15/10	Baa1	608,606
		Duke Capital LLC
		(Sr Note)
500,000		5.500%, 03/01/14	Baa3	504,195
		FirstEnergy Corp Note
690,000		6.450%, 11/15/11	Baa3	755,433
		FPL Group Capital Inc
		(Guarantee Note)
550,000		7.625%, 09/15/06	A2	619,577
		KeySpan Corp Note
690,000		6.150%, 06/01/06	A3	747,151
		Kinder Morgan Energy
		Partners LP (Sr Note)
1,000,000		5.000%, 12/15/13	Baa1	1,008,427
		National Fuel Gas Co
		Note
410,000		5.250%, 03/01/13	A3	426,602

	Nisource Finance Corp
	(Guarantee Note)
$ 690,000	7.875%, 11/15/10	Baa3	$ 834,503
	Oncor Electric Delivery
	Co (Secured Note)
750,000	7.250%, 01/15/33	Baa1	885,992
	Pacific Gas & Electric
	Co (First Mortgage)
1,000,000	6.050%, 03/01/34	Baa2	1,009,943
	Public Service Co of
	Colorado (Collateral
	Note)
410,000	5.500%, 04/01/14	Baa1	441,407
	Southern California
	Edison Co
	(First Mortgage)
500,000	5.000%, 01/15/14	Baa2	513,263
250,000	6.000%, 01/15/34	Baa2	256,361
	Texas Eastern
	Transmission LP
	(Sr Note)
1,100,000	5.250%, 07/15/07	Baa2	1,176,918

	TOTAL ELECTRIC, GAS,
	AND SANITARY
	SERVICES		16,016,537

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—0.46%
	Cooper Industries, Inc
	(Guarantee Note)
550,000	5.250%, 07/01/07	A3	593,993
	Emerson Electric Co
	Note
1,100,000	5.000%, 12/15/14	A2	1,152,105
	General Electric Co Note
2,410,000	5.000%, 02/01/13	Aaa	2,518,601

	TOTAL ELECTRONIC AND
	OTHER ELECTRIC
	EQUIPMENT		4,264,699

FABRICATED METAL PRODUCTS—0.24%
	Illinois Tool Works,
	Inc Note
2,000,000	5.750%, 03/01/09	Aa3	2,223,659

	TOTAL FABRICATED METAL
	PRODUCTS		2,223,659

FOOD AND KINDRED PRODUCTS—0.83%
	Anheuser-Busch Cos,
	Inc Bond
550,000	4.375%, 01/15/13	A1	552,220

† As provided by Moody’s Investors Service (Unaudited)

344 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

PRINCIPAL			RATINGS†	VALUE

FOOD AND KINDRED PRODUCTS—(Continued)
		Bottling Group LLC
		(Guarantee Note)
$ 410,000		4.625%, 11/15/12	Aa3	$ 420,730
		Coca-Cola Enterprises
		Inc Note
410,000		4.250%, 09/15/10	A2	420,557
		ConAgra Foods,
		Inc Note
550,000		7.875%, 09/15/10	Baa1	667,878
280,000		8.250%, 09/15/30	Baa1	366,259
		Coors Brewing Co
		(Guarantee Note)
1,100,000		6.375%, 05/15/12	Baa2	1,233,509
		Diageo Capital plc
		(Guarantee Note)
280,000		6.625%, 06/24/04	A2	283,396
550,000		7.250%, 11/01/09	A2	651,777
		Kellogg Co Note
550,000		6.600%, 04/01/11	Baa2	635,161
		Kraft Foods Inc Bonds
500,000		6.500%, 11/01/31	A3	547,228
		Miller Brewing Co Note
410,000	g	5.500%, 08/15/13	Baa1	435,862
		Sara Lee Corp Note
410,000		6.250%, 09/15/11	A3	467,296
		Unilever Capital Corp
		(Guarantee Note)
1,050,000		5.900%, 11/15/32	A1	1,094,834

		TOTAL FOOD AND
		KINDRED PRODUCTS		7,776,707

FOOD STORES—0.26%
		Kroger Co
		(Guarantee Note)
1,100,000		6.800%, 04/01/11	Baa3	1,259,818
		Safeway, Inc Note
550,000		7.250%, 09/15/04	Baa2	563,500
550,000		7.250%, 02/01/31	Baa2	619,617

		TOTAL FOOD STORES		2,442,935

FORESTRY—0.06%
		Weyerhaeuser Co Note
550,000		6.000%, 08/01/06	Baa2	593,320

		TOTAL FORESTRY		593,320

FURNITURE AND FIXTURES—0.09%
		Masco Corp Note
830,000		4.625%, 08/15/07	Baa1	875,659

		TOTAL FURNITURE AND
		FIXTURES		875,659

GENERAL BUILDING CONTRACTORS—0.50%
	Centex Corp Note
$ 410,000	4.750%, 01/15/08	Baa2	$ 431,097
410,000	5.125%, 10/01/13	Baa2	416,363
	Lennar Corp Note
745,000	5.950%, 03/01/13	Baa3	801,567
	MDC Holdings Inc
	(Guarantee Note)
500,000	5.500%, 05/15/13	Baa3	512,999
	Pulte Homes, Inc Note
2,000,000	5.250%, 01/15/14	Baa3	2,016,824
500,000	6.375%, 05/15/33	Baa3	498,414

	TOTAL GENERAL
	BUILDING
	CONTRACTORS		4,677,264

GENERAL MERCHANDISE STORES—0.39%
	Target Corp Note
830,000	4.000%, 06/15/13	A2	808,818
	Wal-Mart Stores Inc
	(Sr Note)
1,380,000	6.875%, 08/10/09	Aa2	1,611,947
1,250,000	4.125%, 02/15/11	Aa2	1,270,024

	TOTAL GENERAL
	MERCHANDISE
	STORES		3,690,789

HEALTH SERVICES—0.17%
	Laboratory Corp of
	America Holdings Note
410,000	5.500%, 02/01/13	Baa3	435,566
	UnitedHealth Group,
	Inc Note
1,100,000	5.200%, 01/17/07	A3	1,181,706

	TOTAL HEALTH SERVICES		1,617,272

HOLDING AND OTHER INVESTMENT OFFICES—0.19%
	Boston Properties Inc
	(Sr Note)
410,000	6.250%, 01/15/13	Baa2	456,272
	Chelsea Property Group,
	Inc Note
410,000	6.000%, 01/15/13	Baa2	442,925
	EOP Operating LP
	(Guarantee Note)
410,000	6.750%, 02/15/12	Baa1	468,555
410,000	5.875%, 01/15/13	Baa1	444,064

	TOTAL HOLDING AND
	OTHER INVESTMENT
	OFFICES		1,811,816

† As provided by Moody’s Investors Service (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 345

Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

PRINCIPAL			RATINGS†	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—0.20%
		Caterpillar Financial
		Services Corp Note
$ 550,000		6.875%, 08/01/04	A2	$ 560,028
		International Business
		Machines Corp Note
1,250,000		4.750%, 11/29/12	A1	1,291,297

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT		1,851,325

INSTRUMENTS AND RELATED PRODUCTS—0.13%
		Becton Dickinson &
		Co Note
410,000		4.550%, 04/15/13	A2	407,935
		Raytheon Co Note
750,000		5.375%, 04/01/13	Baa3	786,328

		TOTAL INSTRUMENTS
		AND RELATED
		PRODUCTS		1,194,263

INSURANCE AGENTS, BROKERS AND SERVICE—0.13%
		Marsh & McLennan Cos,
		Inc (Sr Note)
1,100,000		5.375%, 03/15/07	A2	1,188,959

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE		1,188,959

INSURANCE CARRIERS—0.61%
		Allstate Corp Bond
280,000		5.350%, 06/01/33	A1	268,869
		General Electric Capital
		Corp Note
690,000		3.500%, 05/01/08	Aaa	704,675
750,000		4.250%, 12/01/10	Aaa	768,514
		Hartford Financial
		Services Group, Inc
		(Sr Note)
750,000		4.750%, 03/01/14	A3	756,572
		International Lease
		Finance Corp Note
1,100,000		6.375%, 03/15/09	A1	1,239,893
		Lincoln National Corp
		Note
410,000		5.250%, 06/15/07	A3	439,429
		Prudential Financial, Inc
		Note
1,500,000	h	4.750%, 04/01/14	A3e	1,501,184

		TOTAL INSURANCE
		CARRIERS		5,679,136

METAL MINING—0.10%
	Alcan, Inc
$ 500,000	6.125%, 12/15/33	Baa1	$ 528,829
	Placer Dome, Inc Deb
410,000	6.375%, 03/01/33	Baa2	441,121

	TOTAL METAL MINING		969,950

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.10%
	Tyco International Group
	SA (Guarantee Note)
500,000	5.800%, 08/01/06	Ba2	531,224
410,000	6.000%, 11/15/13	Ba2	432,315

	TOTAL MISCELLANEOUS
	MANUFACTURING
	INDUSTRIES		963,539

MOTION PICTURES—0.70%
	AOL Time Warner, Inc
	(Guarantee Note)
690,000	5.625%, 05/01/05	Baa1	718,784
2,100,000	6.875%, 05/01/12	Baa1	2,398,281
1,160,000	7.700%, 05/01/32	Baa1	1,372,794
	Liberty Media Corp Note
550,000	5.700%, 05/15/13	Baa3	573,042
	Time Warner Cos, Inc
	Note
280,000	7.750%, 06/15/05	Baa1	299,804
550,000	6.625%, 05/15/29	Baa1	573,883
	Walt Disney Co Note
550,000	5.500%, 12/29/06	Baa1	592,016

	TOTAL MOTION PICTURES		6,528,604

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS—0.09%
	Inter-American
	Development Bank
	(Sr Unsub Note)
280,000	6.125%, 03/08/06	Aaa	303,423
550,000	3.500%, 07/08/13	Aaa	535,417

	TOTAL NATIONAL SECURITY
	AND INTERNATIONAL
	AFFAIRS		838,840

NONDEPOSITORY INSTITUTIONS—2.87%
	Capital One Bank
	(Sr Note)
1,500,000	5.125%, 02/15/14	Baa2	1,505,248
	CIT Group, Inc
	(Sr Sub Note)
1,100,000	4.125%, 02/21/06	A2	1,143,106

† As provided by Moody’s Investors Service (Unaudited)

346 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

PRINCIPAL		RATINGS†	VALUE

NONDEPOSITORY INSTITUTIONS—(Continued)
	Countrywide Home
	Loans, Inc (Guarantee
	Note)
$ 410,000	5.625%, 07/15/09	A3	$ 448,542
	Falconbridge Ltd
550,000	5.375%, 06/01/15	Baa3	556,243
	Ford Motor Credit
	Co Note
1,930,000	6.500%, 01/25/07	A3	2,060,475
690,000	5.625%, 10/01/08	A3	712,430
2,990,000	7.000%, 10/01/13	A3	3,153,544
	General Electric Capital
	Corp Note
550,000	7.250%, 05/03/04	Aaa	552,605
3,000,000	3.125%, 04/01/09	Aaa	2,985,150
500,000	6.750%, 03/15/32	Aaa	576,942
	General Motors
	Acceptance Corp Note
2,490,000	6.750%, 01/15/06	A3	2,662,582
1,660,000	7.750%, 01/19/10	A3	1,878,916
	Household Finance
	Corp Note
2,000,000	4.125%, 12/15/08	A1	2,066,610
2,280,000	6.375%, 11/27/12	A1	2,576,792
	HSBC Capital Funding
	LP/Jersey Channel
	Islands (Guarantee Note)
500,000	4.610%, 12/29/49	A2	484,613
	MBNA America Bank Note
410,000	5.375%, 01/15/08	Baa1	442,580
	National Rural Utility
	Coop Finance Note
830,000	5.750%, 08/28/09	A2	913,332
	Nordic Investment Bank
	(Unsub Note)
1,000,000	2.875%, 06/15/09	Aaa	992,529
	SLM Corp Note
410,000	4.000%, 01/15/09	A2	421,237
	Toyota Motor Credit
	Corp Note
690,000	2.875%, 08/01/08	Aaa	687,811

	TOTAL NONDEPOSITORY
	INSTITUTIONS		26,821,287

OIL AND GAS EXTRACTION—0.87%
	Anadarko Finance
	(Guarantee Note)
500,000	6.750%, 05/01/11	Baa1	576,784
	Burlington Resource
	(Guarantee Note)
1,380,000	6.400%, 08/15/11	Baa1	1,563,773

		Devon Energy Corp
		(Sr Note)
$ 830,000		2.750%, 08/01/06	Baa2	$ 837,443
		Equitable Resources,
		Inc Bond
410,000		5.150%, 11/15/12	A2	435,214
		Halliburton Co Note
1,000,000	g	5.500%, 10/15/10	Baa2	1,059,207
		Occidental Petroleum
		Corp (Sr Note)
280,000		7.650%, 02/15/06	Baa1	308,731
		Ocean Energy, Inc
		(Guarantee Note)
1,100,000		4.375%, 10/01/07	Baa3	1,152,322
		Panhandle Eastern
		Pipe Line (Sr Note)
550,000		4.800%, 08/15/08	Baa3	573,927
		Pemex Project Funding
		Master Trust
		(Guarantee Note)
550,000		8.500%, 02/15/08	Baa1	641,300
830,000		9.125%, 10/13/10	Baa1	1,014,675

		TOTAL OIL AND GAS
		EXTRACTION		8,163,376

OTHER MORTGAGE BACKED SECURITIES—1.41%
		Banc of America
		Commercial Mortgage,
		Inc Series 2002-2
		(Class A3)
3,310,000		5.118%, 07/11/43	Aaaa	3,527,441
		General Electric
		Commercial Mortgage
		Securities Corp Series
		2003-C2 (Class A4)
1,660,000		5.145%, 07/10/37	Aaa	1,757,206
		JP Morgan Chase
		Commercial Mortgage
		Securities Corp Series
		2003-CB6 (Class A2)
2,210,000		5.255%, 07/12/37	Aaa	2,353,935
		Morgan Stanley Dean
		Witter Capital I
		Series 2003-C2
		(Class A2)
2,340,000		4.660%, 09/13/45	Aaa	2,383,049
		Wachovia Bank
		Commercial Mortgage
		Trust Series 2002-C2
		(Class A4)
1,100,000		4.980%, 11/15/34	Aaa	1,155,068

† As provided by Moody’s Investors Service (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 347

Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

PRINCIPAL			RATINGS†	VALUE

OTHER MORTGAGE BACKED SECURITIES—(Continued)
		Wachovia Bank
		Commercial Mortgage
		Trust Series 2003-C3
		(Class A2)
$ 2,000,000		4.748%, 02/15/41	Aaa	$ 2,043,840

		TOTAL OTHER MORTGAGE
		BACKED SECURITIES		13,220,539

PAPER AND ALLIED PRODUCTS—0.68%
		International Paper
		Co Note
550,000		3.800%, 04/01/08	Baa2	560,851
2,020,000		5.850%, 10/30/12	Baa2	2,169,334
		Kimberly-Clark Corp
		Note
1,660,000		7.100%, 08/01/07	Aa2	1,896,967
		Sappi Papier Holding
		AG (Guarantee Note)
1,500,000	g	6.750%, 06/15/12	Baa2	1,691,885

		TOTAL PAPER AND
		ALLIED PRODUCTS		6,319,037

PETROLEUM AND COAL PRODUCTS—0.48%
		Chevrontexaco Corp
		Note
1,100,000		6.625%, 10/01/04	Aa2	1,129,322
		Conoco, Inc (Sr Note)
550,000		6.950%, 04/15/29	A3	641,194
		ConocoPhillips
		(Guarantee Note)
550,000		5.900%, 10/15/32	A3	570,278
		Valero Energy Corp
		Note
1,100,000		6.125%, 04/15/07	Baa3	1,204,046
410,000		4.750%, 06/15/13	Baa3	409,714
410,000		7.500%, 04/15/32	Baa3	485,477

		TOTAL PETROLEUM AND
		COAL PRODUCTS		4,440,031

PIPELINES, EXCEPT NATURAL GAS—0.22%
		Enbridge Energy Partners
		LP Note
1,000,000		4.000%, 01/15/09	Baa2	1,016,879
		Kaneb Pipe Line
		Operating Partnership
		LP (Sr Note)
500,000		5.875%, 06/01/13	Ba1	529,190

		TransCanada Pipelines
		Ltd Note
$ 550,000		4.000%, 06/15/13	A2	$ 525,887

		TOTAL PIPELINES, EXCEPT
		NATURAL GAS		2,071,956

PRIMARY METAL INDUSTRIES—0.06%
		Precision Castparts
		Corp Note
500,000		5.600%, 12/15/13	Baa3	519,350

		TOTAL PRIMARY METAL
		INDUSTRIES		519,350

PRINTING AND PUBLISHING—0.44%
		A.H. Belo Corp Deb Note
410,000		7.250%, 09/15/27	Baa3	453,158
		News America
		Holdings Deb
1,100,000		7.700%, 10/30/25	Baa3	1,309,781
		RR Donnelley & Sons
		Co Note
1,500,000	g	4.950%, 04/01/14	Baa1	1,528,525
		Viacom, Inc
		(Guarantee Note)
550,000		7.700%, 07/30/10	A3	664,271
140,000		6.625%, 05/15/11	A3	161,275

		TOTAL PRINTING AND
		PUBLISHING		4,117,010

RAILROAD TRANSPORTATION—0.31%
		Burlington North Santa
		Fe Note
1,000,000		5.900%, 07/01/12	Baa2	1,101,415
		Canadian National
		Railway Co Note
550,000		4.400%, 03/15/13	Baa1	544,433
		Norfolk Southern Corp
		(Sr Note)
550,000		7.250%, 02/15/31	Baa1	649,544
		Union Pacific Corp
		Note
550,000		6.650%, 01/15/11	Baa2	632,739

		TOTAL RAILROAD
		TRANSPORTATION		2,928,131

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.13%
		Newell Rubbermaid,
		Inc Note
1,100,000		6.000%, 03/15/07	Baa2	1,175,813

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC PRODUCTS		1,175,813

† As provided by Moody’s Investors Service (Unaudited)

348 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

PRINCIPAL			RATINGS†	VALUE

SECURITY AND COMMODITY BROKERS—2.24%
		Bear Stearns Cos,
		Inc Note
$ 410,000		5.700%, 11/15/14	A1	$ 440,807
		Goldman Sachs Group,
		Inc Note
690,000		4.750%, 07/15/13	Aa3	689,515
500,000		5.250%, 10/15/13	Aa3	517,880
750,000		6.125%, 02/15/33	Aa3	774,426
750,000		6.345%, 02/15/34	A1	766,881
		Lehman Brothers
		Holdings, Inc Note
1,100,000		6.250%, 05/15/06	A1	1,194,815
2,100,000		4.000%, 01/22/08	A1	2,178,580
830,000		3.500%, 08/07/08	A1	840,587
		Morgan Stanley Note
830,000		3.625%, 04/01/08	Aa3	848,694
830,000		6.600%, 04/01/12	Aa3	952,111
1,410,000		5.300%, 03/01/13	Aa3	1,479,521
2,000,000		4.750%, 04/01/14	A1	1,970,517
		Morgan Stanley Tracers
7,290,000	g	6.796%, 06/15/12	Baa1	8,298,280

		TOTAL SECURITY AND
		COMMODITY BROKERS		20,952,614

STONE, CLAY, AND GLASS PRODUCTS—0.03%
		CRH America, Inc
		(Guarantee Note)
280,000		6.400%, 10/15/33	Baa1	302,416

		TOTAL STONE, CLAY,
		AND GLASS PRODUCTS		302,416

TRANSPORTATION EQUIPMENT—1.27%
		Boeing Capital Corp
1,160,000		5.800%, 01/15/13	A3	1,256,251
		DaimlerChrysler NA
		Holding Corp Note
410,000		0.065%, 11/15/13	A3	443,511
830,000		8.500%, 01/18/31	A3	1,019,735
		Ford Motor Co Deb Bond
1,660,000		6.625%, 10/01/28	Baa1	1,527,982
		General Dynamics Corp
		Note
410,000		4.250%, 05/15/13	A2	404,235
		General Motors Corp Deb
2,300,000		8.375%, 07/15/33	Baa1	2,609,550
		Harsco Corp Note
830,000		5.125%, 09/15/13	A3	863,053

		Lockheed Martin
		Corp Note
$ 550,000		8.200%, 12/01/09	Baa2	$ 676,869
550,000		8.500%, 12/01/29	Baa2	735,237
		Northrop Grumman
		Corp (Guarantee Note)
410,000		7.750%, 02/15/31	Baa3	509,722
		United Technologies
		Corp Note
550,000		4.875%, 11/01/06	A2	586,793
1,100,000		6.350%, 03/01/11	A2	1,243,681

		TOTAL TRANSPORTATION
		EQUIPMENT		11,876,619

WHOLESALE TRADE-DURABLE GOODS—0.04%
		Johnson & Johnson Deb
410,000		3.800%, 05/15/13	Aaa	399,528

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS		399,528

		TOTAL CORPORATE BOND
		(Cost $235,878,032)		249,008,379

GOVERNMENT BOND—71.49%
AGENCY SECURITIES—14.30%
		Federal Farm Credit
		Bank (FFCB)
16,020,000		2.250%, 09/01/06	Aaa	16,121,567
		Federal Home Loan
		Mortgage Corp
		(FHLMC)
5,000,000		1.875%, 01/15/05	Aaa	5,026,945
20,000,000	d	1.875%, 02/15/06	Aaa	20,064,198
1,820,000		5.750%, 04/15/08	Aaa	2,028,972
3,870,000		3.750%, 05/12/09	Aaa	3,880,317
3,870,000		6.375%, 08/01/11	Aa2	4,155,258
		Federal National
		Mortgage Association
		(FNMA)
48,320,000		2.250%, 05/15/06	Aaa	48,755,360
2,430,000		5.250%, 06/15/06	Aaa	2,605,786
13,810,000		4.375%, 10/15/06	Aaa	14,615,123
8,290,000		5.000%, 01/15/07	Aaa	8,924,102
4,420,000		3.500%, 10/15/07	Aaa	4,462,609
2,760,000		6.250%, 02/01/11	Aa2	3,132,710

		TOTAL AGENCY
		SECURITIES		133,772,947

FOREIGN GOVERNMENT BONDS—0.82%
		Canada Government
		Bond
280,000		6.750%, 08/28/06	Aaa	311,898

† As provided by Moody’s Investors Service (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 349

 Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

PRINCIPAL		RATINGS†		VALUE

FOREIGN GOVERNMENT BONDS—(Continued)
	Chile Government
	International Bond
$ 410,000	5.500%, 01/15/13	Baa1		$ 433,288
	Mexico Government
	International Bond
410,000	6.375%, 01/16/13	Baa2		444,235
1,100,000	8.125%, 12/30/19	Baa2		1,306,250
550,000	8.300%, 08/15/31	Baa2		646,250
	Province of Ontario,
	Canada Note
550,000	5.500%, 10/01/08	Aa2		608,654
550,000	5.125%, 07/17/12	Aa2		595,356
	Province of Quebec,
	Canada Note
1,380,000	5.000%, 07/17/09	A1		1,495,006
1,380,000	7.500%, 09/15/29	A1		1,797,212

	TOTAL FOREIGN
	GOVERNMENT BONDS			7,638,149

MORTGAGE BACKED SECURITIES—29.72%
	Federal Home Loan
	Mortgage Corp Gold
	(FGLMC)
295,423	7.500%, 01/01/16		316,155
20,841	7.500%, 05/01/16		22,304
23,835	7.500%, 06/01/16		25,505
4,316,912	5.000%, 05/01/18		4,443,156
3,366,979	5.000%, 05/01/18		3,465,444
3,357,958	5.000%, 06/01/18		3,456,159
6,563,566	4.500%, 09/01/18		6,656,900
6,932,033	4.500%, 01/01/19		7,029,186
2,971,680	4.500%, 01/01/19		3,013,937
1,373,362	5.000%, 02/01/19		1,413,809
1,908,409	5.000%, 02/01/19		1,964,614
262,469	7.000%, 10/01/20		278,697
34,813	6.500%, 10/01/28		36,642
359,530	6.500%, 01/01/29		378,417
59,617	6.500%, 03/01/29		62,749
315,484	6.500%, 07/01/29		331,742
115,492	8.000%, 01/01/31		124,883
500,961	6.500%, 09/01/31		526,461
659,043	8.000%, 09/01/31		712,379
534,354	7.000%, 10/01/31		566,615
2,713,921	7.000%, 12/01/31		2,877,652
1,776,045	6.500%, 08/01/32		1,866,470
3,487,513	5.500%, 06/01/33		3,576,888
2,111,654	6.000%, 06/01/33		2,195,397
8,634,745	5.000%, 09/01/33		8,684,291
3,622,418	5.500%, 09/01/33		3,715,250
4,818,866	5.500%, 09/01/33		4,942,359
4,714,552	5.500%, 09/01/33		4,835,372

$ 5,854,811		6.000%, 09/01/33	$ 6,086,996
5,910,660		5.500%, 10/01/33	6,062,133
4,577,188		5.500%, 10/01/33	4,694,489
9,444,327		5.000%, 11/01/33	9,498,519
6,126,364		5.000%, 11/01/33	6,161,517
3,243,654		5.000%, 11/01/33	3,262,267
3,680,067		6.500%, 11/01/33	3,867,417
499,514		6.000%, 02/01/34	519,329
3,000,000	h	6.000%, 04/30/34	3,117,186
7,000,000	h	5.000%, 05/15/34	7,002,186
		Federal National
		Mortgage Association
		(FNMA)
161,328		6.000%, 09/01/13	170,207
129,855		6.500%, 12/01/13	138,282
54,094		6.000%, 06/01/14	57,050
21,480		6.500%, 07/01/14	22,867
290,777		6.500%, 10/01/16	309,618
2,669,769		6.500%, 11/01/16	2,842,746
1,597,453		6.500%, 04/01/17	1,700,162
1,814,815		6.000%, 11/01/17	1,912,811
1,486,603		6.000%, 02/01/18	1,565,789
2,295,580		5.500%, 03/01/18	2,393,429
3,281,304		5.500%, 03/01/18	3,421,170
4,676,880		5.500%, 04/01/18	4,876,233
13,929,366		5.000%, 11/01/18	14,333,610
929,843		6.000%, 01/01/19	973,891
988,453		5.500%, 03/01/19	1,030,660
5,000,000		5.000%, 04/01/19	5,145,690
14,947		8.000%, 07/01/24	16,321
10,058		7.500%, 01/01/29	10,804
29,806		6.500%, 04/01/29	31,333
18,557		7.500%, 07/01/29	19,899
7,900		7.500%, 07/01/29	8,471
20,230		7.500%, 02/01/31	21,685
73,895		7.500%, 03/01/31	79,208
50,432		7.500%, 05/01/31	54,058
620,952		6.500%, 06/01/31	652,407
89,217		6.500%, 09/01/31	93,737
78,175		6.500%, 10/01/31	82,135
407,073		6.500%, 11/01/31	427,694
1,111,647		6.000%, 01/01/32	1,157,543
4,440,000		6.500%, 12/01/32	4,664,758
4,987,443		6.000%, 01/01/33	5,193,011
12,899,047		6.500%, 03/01/33	13,552,139
1,919,477		5.500%, 07/01/33	1,967,699
2,889,889		5.500%, 09/01/33	2,962,579
2,393,163		5.500%, 09/01/33	2,453,359
8,194,730		5.500%, 10/01/33	8,400,853
5,948,404		5.500%, 10/01/33	6,098,025
10,951,580		5.500%, 10/01/33	11,227,045
5,137,766		6.000%, 10/01/33	5,349,530
8,942,497		5.500%, 12/01/33	9,167,428

† As provided by Moody’s Investors Service (Unaudited)

350 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

PRINCIPAL			VALUE

MORTGAGE BACKED SECURITIES—(Continued)
$ 2,941,822		6.000%, 01/01/34	$ 3,063,076
6,000,000	h	5.000%, 04/30/34	6,166,872
9,000,000	h	6.000%, 04/30/34	9,365,625
17,000,000	h	6.500%, 04/30/34	17,855,304
		Government National
		Mortgage Association
		(GNMA)
2,744		7.000%, 01/15/28	2,928
6,989		7.000%, 02/15/28	7,457
5,350		7.000%, 02/15/28	5,708
155,530		6.500%, 05/15/28	164,419
6,197		7.000%, 06/15/28	6,612
11,805		7.000%, 06/15/28	12,595
297,566		6.500%, 09/15/28	314,572
52,946		6.500%, 09/15/28	55,973
123,106		6.500%, 11/15/28	130,142
19,943		7.500%, 11/15/28	21,468
52,736		7.500%, 07/15/29	56,743
5,927		8.500%, 07/15/30	6,486
7,522		8.500%, 07/15/30	8,230
12,595		8.500%, 10/15/30	13,780
73,690		8.500%, 10/15/30	80,624
258,166		8.500%, 10/20/30	280,558
58,860		8.500%, 11/15/30	64,398
28,158		8.500%, 12/15/30	30,808
29,496		8.500%, 01/15/31	32,264
45,249		7.000%, 06/20/31	48,083
108,265		6.500%, 07/15/31	114,322
116,919		7.000%, 07/15/31	124,591
195,545		7.000%, 07/15/31	208,376
702,272		7.500%, 02/15/32	755,187
18,301		6.500%, 03/15/33	19,323
6,377,425		5.500%, 09/15/33	6,565,636

		TOTAL MORTGAGE BACKED
		SECURITIES	277,959,568

U.S. TREASURY SECURITIES—26.65%
		United States Treasury Bond
14,090,000		10.000%, 05/15/10	15,452,503
20,440,000		11.750%, 02/15/10	22,307,196
60,260,000		8.000%, 11/15/21	84,594,793
2,560,000		5.375%, 02/15/31	2,789,605
		United States Treasury
		Inflation Indexed Bonds
4,509,290		3.875%, 01/15/09	5,239,209
		United States Treasury Note
580,000		2.000%, 08/31/05	585,748
425,000		4.625%, 05/15/06	451,537
19,390,000		2.375%, 08/15/06	19,678,521
31,925,000		2.625%, 11/15/06	32,557,752
1,650,000		2.250%, 02/15/07	1,664,305

$ 15,640,000		2.625%, 05/15/08	$ 15,734,309
25,140,000		3.250%, 08/15/08	25,848,697
5,000,000		3.375%, 12/15/08	5,147,100
1,000,000		3.250%, 01/15/09	1,022,790
500,000		3.000%, 02/15/09	505,385
15,450,000	h	2.625%, 03/15/09	15,337,679
350,000		4.000%, 02/15/14	354,596

		TOTAL U.S. TREASURY
		SECURITIES	249,271,725

		TOTAL GOVERNMENT BONDS
		(Cost $660,615,686)	668,642,389

		TOTAL BONDS
		(Cost $896,493,718)	917,650,768

SHORT TERM INVESTMENTS—5.78%
COMMERCIAL PAPER—0.65%
		Cc (Usa), Inc
2,043,000	c	1.050%, 07/01/04	2,037,622
		UBS Finance (Delaware),
		Inc
4,000,000		1.040%, 06/28/04	3,989,720

		TOTAL COMMERCIAL PAPER	6,027,342

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—5.13%
		Federal Home Loan
		Mortgage Corp (FHLMC)
14,230,000		1.040%, 04/01/04	14,229,624
		Federal National Mortgage
		Association (FNMA)
14,225,000		1.000%, 04/07/04	14,222,317
11,300,000		0.990%, 04/19/04	11,294,155
8,280,000		1.000%, 05/19/04	8,268,730

		TOTAL U.S. GOVERNMENT
		AND AGENCIES DISCOUNT
		NOTES	48,014,826

		TOTAL SHORT TERM INVESTMENTS
		(Cost $54,043,404)	54,042,168

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 351

  Statement of Investments (Unaudited) - Bond Fund - March 31, 2004

VALUE

TOTAL PORTFOLIO—103.89%
(Cost $950,537,122)	$971,692,936
OTHER ASSETS &
LIABILITIES, NET—
(3.89%)	(36,378,042)

NET ASSETS—100.00%	$935,314,894

c	Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31,2004, the value of these securities amounted to $15,509,794 or 1.66% of net assets
h	These securities were purchased on a delayed delivery basis.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

352 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Inflation-Linked Bond Fund - March 31, 2004

SHARES		VALUE

GOVERNMENT BONDS—98.71%
U.S. TREASURY SECURITIES—98.71%
	U.S. Treasury Inflation
	Indexed
$32,549,600	3.375%, 01/15/07	$ 35,875,843
33,239,227	3.625%, 01/15/08	37,622,485
29,734,618	3.875%, 01/15/09	34,547,762
20,746,348	4.250%, 01/15/10	24,879,436
20,294,364	3.500%, 01/15/11	23,674,594
10,845,511	3.375%, 01/15/12	12,648,578
38,002,273	3.000%, 07/15/12	43,263,308
33,598,336	1.875%, 07/15/13	35,015,851
20,108,088	2.000%, 01/15/14	21,104,042
33,779,333	3.625%, 04/15/28	44,546,496
35,188,416	3.875%, 04/15/29	48,576,554
9,075,985	3.375%, 04/15/32	12,045,557

	TOTAL U.S. TREASURY
	SECURITIES	373,800,506

	TOTAL GOVERNMENT BONDS
	(Cost $355,696,117)	373,800,506

SHORT TERM INVESTMENTS—0.34%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Banks
1,280,000	0.970%, 04/01/04	1,279,966

	TOTAL U.S. GOVERNMENT
	AND AGENCIES DISCOUNT
	NOTES	1,279,966

	TOTAL SHORT TERM
	(Cost $1,280,000)	1,279,966

	TOTAL PORTFOLIO—99.05%
	(Cost $356,976,117)	375,080,472
	OTHER ASSETS &
	LIABILITIES, NET—
	0.95%	3,581,590

	NET ASSETS—100.00%	$378,662,062

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 353

 Statement of Investments (Unaudited) - Money Market Fund - March 31, 2004

PRINCIPAL			VALUE

SHORT TERM INVESTMENTS—100.01%
BANK NOTE—0.62%
		Bank of America
$ 1,200,000		1.090%, 07/09/04	$ 1,200,000

		TOTAL BANK NOTE	1,200,000

CERTIFICATES OF DEPOSIT—3.71%
		State Street Bank & Trust Co
4,520,000		1.040%, 06/04/04	4,520,000
		Toronto Dominion Bank
2,240,000		1.350%, 04/15/04	2,240,000
380,000		1.030%, 04/29/04	380,000

		TOTAL CERTIFICATES OF
		DEPOSIT	7,140,000

COMMERCIAL PAPER—75.47%
		Abn Amro North America
		Finance, Inc
5,000,000		1.060%, 09/10/04	4,976,150
		American Honda Finance,
		Corp
3,000,000		1.020%, 05/21/04	2,995,750
774,000		1.020%, 05/25/04	772,816
1,895,000		1.030%, 06/08/04	1,891,313
		Bank Of Montreal
3,670,000		1.020%, 06/02/04	3,663,553
		Bank Of Nova Scotia
2,570,000		1.040%, 06/03/04	2,565,323
		Barclays U.S. Funding Corp
1,090,000		1.010%, 04/06/04	1,089,843
4,490,000		1.030%, 04/13/04	4,488,458
		Beta Finance, Inc
2,500,000	c	1.040%, 04/30/04	2,497,906
3,005,000	c	1.060%, 04/07/04	3,004,469
1,500,000	c	1.160%, 04/15/04	1,499,323
		Cargill, Inc
2,290,000		1.040%, 05/10/04	2,287,420
		Cc (Usa), Inc
2,500,000	c	1.040%, 05/04/04	2,497,617
3,500,000	c	1.050%, 05/10/04	3,496,019
750,000	c	1.050%, 06/07/04	748,534
		Ciesco Lp
2,825,000		1.030%, 05/10/04	2,821,848
3,150,000	c	1.040%, 05/11/04	3,146,360
		Corporate Asset Funding
		Corp, Inc
2,910,000	c	1.020%, 04/27/04	2,907,856
3,060,000	c	1.020%, 05/25/04	3,055,272
1,050,000	c	1.040%, 04/16/04	1,049,549
		Dorada Finance Inc
2,415,000	c	1.040%, 04/13/04	2,414,163
2,645,000	c	1.040%, 06/18/04	2,639,040

		Edison Asset Securitization,
		Llc
$ 3,800,000	c	1.040%, 06/02/04	$ 3,793,194
3,000,000	c	1.060%, 06/01/04	2,994,612
		Ei Du Pont De Nemours
		& Co Dupont (E.I.)
1,400,000		1.010%, 04/06/04	1,399,804
		Fcar Owner Trust
1,208,000		1.040%, 05/07/04	1,206,744
		Fortune Brands
1,570,000	c	1.030%, 04/20/04	1,569,147
		General Electric Capital
		Corp
2,000,000		1.060%, 04/07/04	1,999,647
2,750,000		1.040%, 05/18/04	2,746,266
		Govco, Inc
4,000,000	c	1.040%, 04/21/04	3,997,689
3,000,000	c	1.030%, 05/06/04	2,996,996
860,000	c	1.050%, 05/11/04	858,997
		Greenwich Capital Holdings,
		Inc
3,000,000		1.030%, 06/21/04	2,993,048
		Greyhawk Funding Llc
1,190,000	c	1.020%, 04/20/04	1,189,359
2,500,000	c	1.040%, 06/07/04	2,495,161
1,065,000	c	1.045%, 06/09/04	1,062,877
		Kitty Hawk Funding Corp
6,000,000	c	1.040%, 04/19/04	5,996,880
1,540,000	c	1.030%, 05/03/04	1,538,590
		Links Finance L.L.C.
4,000,000	c	1.050%, 05/17/04	3,994,633
		Paccar Financial Corp
200,000		1.020%, 06/24/04	199,524
		Preferred Receivables
		Funding Corp
2,550,000	c	1.030%, 04/28/04	2,548,030
1,668,000	c	1.030%, 05/03/04	1,666,473
		Private Export Funding Corp
4,000,000		1.030%, 06/02/04	3,992,904
		Rabobank Usa Financial
		Corp
3,885,000		1.020%, 04/22/04	3,882,688
800,000		1.030%, 06/15/04	798,283
		Receivables Capital Corp
5,000,000	c	1.020%, 04/01/04	5,000,000
1,130,000	c	1.040%, 04/12/04	1,129,641
		Royal Bank Of Scotland Plc
3,480,000		1.030%, 04/27/04	3,477,411
200,000		1.040%, 05/11/04	199,767
240,000		1.050%, 05/10/04	239,727
		Sigma Finance, Inc
2,000,000	c	1.050%, 06/24/04	1,995,100

354 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Money Market Fund - March 31, 2004

PRINCIPAL			VALUE

COMMERCIAL PAPER—(Continued)
		Societe Generale North
		America, Inc
$ 1,000,000		1.030%, 04/06/04	$ 999,857
2,305,000		1.060%, 04/05/04	2,304,729
600,000		1.070%, 04/01/04	600,000
1,800,000		1.020%, 05/05/04	1,798,266
1,265,000		1.090%, 09/02/04	1,259,102
		Toronto Dominion Holdings
		(U.S.)
3,010,000		1.035%, 06/22/04	3,002,904
		UBS Finance, (Delaware),
		Inc
2,275,000		1.050%, 04/02/04	2,274,934
1,000,000		1.030%, 04/08/04	999,802
1,500,000		1.040%, 06/07/04	1,497,125
3,000,000		1.020%, 06/10/04	2,993,933
		Yorktown Capital, Llc
740,000	c	1.040%, 04/15/04	739,701
2,395,000	c	1.040%, 06/17/04	2,389,672

		TOTAL COMMERCIAL
		PAPER	145,331,799

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—20.21%
		Federal Farm Credit Bank
		(FFCB)
210,000		1.100%, 01/05/05	208,210
1,180,000		1.260%, 09/01/04	1,173,681
		Federal Home Loan Bank
		(FHLB)
1,000,000		1.100%, 12/27/04	991,658
616,000		1.000%, 04/14/04	615,778
6,360,000		1.120%, 04/23/04	6,355,647
622,000		1.160%, 04/15/04	621,719
2,500,000		1.200%, 08/02/04	2,489,750
		Federal Home Loan
		Mortgage Corp (FHLMC)
1,450,000		1.050%, 08/24/04	1,443,868
3,000,000		1.055%, 08/12/04	2,988,307
6,110,000		1.060%, 08/17/04	6,085,407
2,500,000		1.080%, 04/22/04	2,498,425
2,000,000		1.080%, 12/20/04	1,984,220
2,755,000		1.090%, 12/01/04	2,734,647
		Federal National Mortgage
		Association (FNMA)
708,000		1.070%, 04/02/04	707,981
2,500,000		1.080%, 08/04/04	2,490,625
3,015,000		1.080%, 09/17/04	2,996,176
1,050,000		1.090%, 07/28/04	1,046,300
1,000,000		1.110%, 11/12/04	992,000

$ 500,000	1.180%, 12/10/04		$ 495,393

	TOTAL U.S. GOVERNMENT
	AND AGENCIES DISCOUNT
	NOTES		38,919,792

	TOTAL SHORT TERM	INVESTMENTS
	(Cost $192,591,591)		192,591,591

	TOTAL PORTFOLIO—	100.01%
	(Cost $192,591,591)		192,591,591
	OTHER ASSETS &
	LIABILITIES, NET—
	(0.01%)		(26,675)

	NET ASSETS—100.00%		$192,564,916

c	Commerical paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 355

Statements of Assets and Liabilities (Unaudited)
TIAA-CREF Institutional Mutual Funds	Growth	Growth &	International	Large-Cap	Mid-Cap	Mid-Cap
March 31, 2004	Equity Fund	Income Fund	Equity Fund	Value Fund	Growth Fund	Value Fund

ASSETS
Portfolio investments, at cost	$110,127,801	$630,846,351	$468,144,806	$161,121,280	$102,493,518	$87,394,333
Net unrealized appreciation of portfolio investments	672,625	45,922,567	55,391,946	18,807,955	13,335,435	6,903,375

Portfolio investments, at value	110,800,426	676,768,918	523,536,752	179,929,235	115,828,953	94,297,708
Cash	—	4,116	6,408	66,959	90,544	79,299
Cash—foreign (cost of $2,855 and $975,511, respectively)	—	3,274	975,898	—	—	—
Receivable from securities transactions	513,240	2,569,917	30,439,977	12,244,448	411,529	7,795,661
Receivable from Fund shares sold	8,785	158,217	437,908	712,327	712,198	487,877
Due from investment advisor	—	9,450	13,000	—	—	—
Dividends and interest receivable	101,931	683,427	2,290,315	263,659	23,405	118,139

Total Assets	111,424,382	680,197,319	557,700,258	193,216,628	117,066,629	102,778,684

LIABILITIES
Accrued expenses	27,279	135,427	151,859	87,848	61,490	45,321
Due to custodian	150,461	—	—	—	—	—
Payable for securities transactions	29,201	4,539,039	31,972,349	13,692,455	888,558	9,316,005
Payable for Fund shares redeemed	45,448	9,000	87,699	76,975	61,529	98,118
Income distribution payable	—	721	—	—	—	—

Total Liabilities	252,389	4,684,187	32,211,907	13,857,278	1,011,577	9,459,444

NET ASSETS	$111,171,993	$675,513,132	$525,488,351	$179,359,350	$116,055,052	$93,319,240

NET ASSETS CONSIST OF:
Paid-in-capital	262,593,543	683,390,903	447,674,321	149,716,216	101,105,203	82,280,527
Accumulated undistributed (loss)
net investment income	285,139	524,456	1,726,004	747,596	(12,407)	292,911
Accumulated undistributed net realized gain (loss)
on total investments	(152,379,314)	(54,361,834)	20,708,732	10,087,583	1,626,821	3,842,427
Accumulated net unrealized appreciation
on total investments	672,625	45,959,607	55,379,294	18,807,955	13,335,435	6,903,375

NET ASSETS	$111,171,993	$675,513,132	$525,488,351	$179,359,350	$116,055,052	$93,319,240

RETIREMENT CLASS:
Net Assets	—	$23,863,829	$48,484,902	$38,628,783	$65,849,597	$58,566,173
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	—	2,865,265	4,540,054	2,932,291	4,460,308	4,144,899
Net asset value per share	—	$8.33	$10.68	$13.17	$14.76	$14.13

INSTITUTIONAL CLASS:
Net Assets	$111,171,993	$651,649,303	$477,003,449	$25,282,317	$3,026,114	$6,318,460
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	16,980,491	78,592,439	45,573,426	1,922,942	204,356	446,106
Net asset value per share	$6.55	$8.29	$10.47	$13.15	$14.81	$14.16

RETAIL CLASS:
Net Assets	—	—	—	$115,448,250	$47,179,341	$28,434,607
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	—	—	—	8,867,835	3,195,515	2,028,702
Net asset value per share	—	—	—	$13.02	$14.76	$14.02

356 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 357

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited) (continued)
TIAA-CREF Institutional Mutual Funds	Small-Cap	Large-Cap	Large-Cap	Equity	S&P 500	Mid-Cap
March 31, 2004	Equity Fund	Growth Index Fund	Value Index Fund	Index Fund	Index Fund	Growth Index Fund

ASSETS
Portfolio investments, at cost	$165,845,000	$30,477,277	$94,660,293	$521,722,130	$114,778,653	$17,354,248
Net unrealized appreciation of portfolio investments	22,045,677	8,541,932	26,399,471	152,185,518	19,061,296	7,709,846

Portfolio investments, at value	187,890,677	39,019,209	121,059,764	673,907,648	133,839,949	25,064,094
Cash	517,068	46,146	3,782	—	10,025	77,282
Receivable from securities transactions	10,105,254	—	—	139,424	3,212	—
Receivable from Fund shares sold	974,125	19,539	80,949	581,943	504,557	5,000
Due from investment advisor	—	22	—	—	—	—
Dividends and interest receivable	187,768	36,636	168,106	653,531	154,315	8,429

Total Assets	199,674,892	39,121,552	121,312,601	675,282,546	134,512,058	25,154,805

LIABILITIES
Accrued expenses	77,428	5,738	15,662	123,595	30,331	4,648
Due to custodian	—	—	—	282,921	—	—
Payable for securities transactions	11,105,176	—	1,000,280	34,275	117,156	—
Payable for Fund shares redeemed	84,707	45,261	19,827	333,033	149	60,000

Total Liabilities	11,267,311	50,999	1,035,769	773,824	147,636	64,648

NET ASSETS	$188,407,581	$39,070,553	$120,276,832	$674,508,722	$134,364,422	$25,090,157

NET ASSETS CONSIST OF:
Paid-in-capital	162,782,824	30,294,301	93,688,646	495,960,978	112,087,432	17,253,256
Accumulated undistributed net investment income	282,978	84,074	591,431	2,489,404	476,785	25,157
Accumulated undistributed net realized gain (loss)
on total investments	3,296,102	150,246	(402,716)	23,760,646	2,729,029	101,898
Accumulated net unrealized appreciation
on total investments	22,045,677	8,541,932	26,399,471	152,297,694	19,071,176	7,709,846

NET ASSETS	$188,407,581	$39,070,553	$120,276,832	$674,508,722	$134,364,422	$25,090,157

RETIREMENT CLASS:
Net Assets	$95,151,819	$231,058	$193,896	—	$35,556,193	$363,909
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	6,588,026	21,089	15,158	—	2,734,284	27,357
Net asset value per share	$14.44	$10.96	$12.79	—	$13.00	$13.30

INSTITUTIONAL CLASS:
Net Assets	$37,729,801	$38,839,495	$120,082,936	$674,508,722	$98,808,229	$24,726,248
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	2,600,398	3,577,372	9,420,334	75,784,697	7,625,863	1,858,688
Net asset value per share	$14.51	$10.86	$12.75	$8.90	$12.96	$13.30

RETAIL CLASS:
Net Assets	$55,525,961	—	—	—	—	—
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	3,860,629	—	—	—	—	—
Net asset value per share	$14.38	—	—	—	—	—

358 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 359

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited) (continued)
TIAA-CREF Institutional Mutual Funds	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	International
March 31, 2004	Value Index Fund	Blend Index Fund	Growth Index Fund	Value Index Fund	Blend Index Fund	Equity Index Fund

ASSETS
Portfolio investments, at cost	$26,716,087	$36,495,162	$48,875,351	$46,735,717	$88,312,148	$56,492,638
Net unrealized appreciation of portfolio investments	9,381,192	13,812,745	22,500,921	16,708,704	40,005,339	20,275,855

Portfolio investments, at value	36,097,279	50,307,907	71,376,272	63,444,421	128,317,487	76,768,493
Cash	71,959	72,987	75,265	135,312	227,990	127,128
Cash—foreign (cost of $40,629)	—	—	—	—	—	40,882
Receivable from securities transactions	—	—	—	—	—	500,374
Receivable from Fund shares sold	—	35,185	—	125,000	48,411	144,201
Dividends and interest receivable	56,403	54,202	22,693	85,696	110,312	382,987

Total Assets	36,225,641	50,470,281	71,474,230	63,790,429	128,704,200	77,964,065

LIABILITIES
Accrued expenses	5,898	7,279	10,793	8,599	17,299	30,774
Payable for securities transactions	—	—	—	119,909	—	—
Payable for Fund shares redeemed	—	107,000	—	7,000	4,879	244,448

Total Liabilities	5,898	114,279	10,793	135,508	22,178	275,222

NET ASSETS	$36,219,743	$50,356,002	$71,463,437	$63,654,921	$128,682,022	$77,688,843

NET ASSETS CONSIST OF:
Paid-in-capital	26,629,923	36,268,845	48,383,567	46,054,855	88,063,592	56,856,369
Accumulated undistributed net investment income	169,411	161,262	48,296	237,410	282,874	160,313
Accumulated undistributed net realized gain
on total investments	39,217	113,150	530,653	653,952	330,217	391,791
Accumulated net unrealized appreciation
on total investments	9,381,192	13,812,745	22,500,921	16,708,704	40,005,339	20,280,370

NET ASSETS	$36,219,743	$50,356,002	$71,463,437	$63,654,921	$128,682,022	$77,688,843

RETIREMENT CLASS:
Net Assets	$187,417	$446,119	$786,435	$187,988	$325,496	$201,870
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	13,621	31,202	53,221	13,545	22,155	14,763
Net asset value per share	$13.76	$14.30	$14.78	$13.88	$14.69	$13.67

INSTITUTIONAL CLASS:
Net Assets	$36,032,326	$49,909,883	$70,677,002	$63,466,933	$128,356,526	$77,486,973
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	2,617,577	3,499,561	4,778,050	4,569,692	8,745,219	5,661,322
Net asset value per share	$13.77	$14.26	$14.79	$13.89	$14.68	$13.69

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Statements of Assets and Liabilities (Unaudited) (continued)
TIAA-CREF Institutional Mutual Funds	Real Estate	Social Choice	Bond	Inflation-Linked	Money
March 31, 2004	Securities Fund	Equity Fund	Fund	Bond Fund	Market Fund

ASSETS
Portfolio investments, at cost	$289,386,057	$82,687,035	$950,537,122	$356,976,117	$192,591,591
Net unrealized appreciation of portfolio investments	17,972,793	3,827,203	21,155,814	18,104,355	—

Portfolio investments, at value	307,358,850	86,514,238	971,692,936	375,080,472	192,591,591
Cash	—	2,210	460,735	—	5,143
Receivable from securities transactions	7,297,775	—	23,450,215	—	—
Receivable from Fund shares sold	3,716,200	126,400	1,859,664	968,396	133,096
Due from investment advisor	3,417	—	—	—	—
Dividends and interest receivable	1,157,720	76,306	8,697,002	2,941,251	40,418

Total Assets	319,533,962	86,719,154	1,006,160,552	378,990,119	192,770,248

LIABILITIES
Accrued expenses	103,791	18,840	210,461	72,710	34,893
Due to custodian	1,138,618	—	—	57,322	—
Payable for securities transactions	10,126,658	—	70,428,354	—	—
Payable for Fund shares redeemed	341,673	—	206,843	198,025	16,592
Income distribution payable	—	—	—	—	153,847

Total Liabilities	11,710,740	18,840	70,845,658	328,057	205,332

NET ASSETS	$307,823,222	$86,700,314	$935,314,894	$378,662,062	$192,564,916

NET ASSETS CONSIST OF:
Paid-in-capital	260,092,939	82,758,245	904,191,543	357,644,967	192,566,695
Accumulated undistributed (overdistributed) net investment income	1,614,431	283,780	162,208	3,611	(1)
Accumulated undistributed net realized gain (loss)
on total investments	28,143,059	(168,914)	9,805,329	2,909,129	(1,778)
Accumulated net unrealized appreciation
on total investments	17,972,793	3,827,203	21,155,814	18,104,355	—

NET ASSETS	$307,823,222	$86,700,314	$935,314,894	$378,662,062	$192,564,916

RETIREMENT CLASS:
Net Assets	$71,714,455	$20,042,602	—	—	—
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	5,237,785	2,183,014	—	—	—
Net asset value per share	$13.69	$9.18	—	—	—

INSTITUTIONAL CLASS:
Net Assets	$136,581,497	$66,657,712	$935,314,894	$342,925,248	$192,564,916
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	10,078,193	7,366,789	89,644,976	31,231,515	192,566,695
Net asset value per share	$13.55	$9.05	$10.43	$10.98	$1.00

RETAIL CLASS:
Net Assets	$99,527,270	—	—	$35,736,814	—
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	7,417,169	—	—	3,292,131	—
Net asset value per share	$13.42	—	—	$10.86	—

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Statements of Operations (Unaudited)
TIAA-CREF Institutional Mutual Funds	Growth	Growth &	International	Large-Cap	Mid-Cap	Mid-Cap
For the Six Months Ended March 31, 2004	Equity Fund	Income Fund	Equity Fund	Value Fund	Growth Fund	Value Fund

INVESTMENT INCOME
Interest	$76,051	$29,694	$83,318	$5,747	$7,706	$6,323
Dividends	548,919	4,762,439	3,757,758	1,654,886	188,944	604,969
Foreign taxes withheld	(16)	(6,391)	(211,245)	(395)	(115)	(661)

Total income	624,954	4,785,742	3,629,831	1,660,238	196,535	610,631

EXPENSES
Investment management fees	42,512	249,520	212,499	58,799	36,096	24,293
Service Agreement Fees—Retirement Class	—	27,475	49,929	41,213	86,108	61,431
Service Agreement Fees—Institutional Class	21,256	121,527	66,428	4,076	501	1,050
Service Agreement Fees—Retail Class	—	—	—	168,920	61,189	31,922
Custody fees	8,872	25,323	153,593	9,860	24,161	11,081
Audit fees	3,043	27,837	21,073	6,560	4,028	2,711
Registration fees—Retirement Class	—	545	7,555	15,449	31,304	21,650
Registration fees—Institutional Class	352	15,424	25,228	8,878	1,045	2,087
Registration fees—Retail Class	—	—	—	49,659	17,346	8,681
Trustee fees and expenses	500	2,521	1,674	430	194	127

Total expenses before expense reimbursement	76,535	470,172	537,979	363,844	261,972	165,033
Less expenses reimbursed by the investment advisor
(See Note 2)	—	(7,000)	(13,000)	(66,000)	(57,000)	(32,000)

Net expenses	76,535	463,172	524,979	297,844	204,972	133,033

Net investment income (loss)	548,419	4,322,570	3,104,852	1,362,394	(8,437)	477,598

NET REALIZED AND UNREALIZED
GAIN ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	2,762,178	32,033,208	57,079,554	12,794,476	2,698,337	4,313,955
Futures transactions	(2,706)	806,097	—	—	—	—
Foreign currency transactions	—	(36,988)	(39,385)	—	—	(219)

Net realized gain on total investments	2,759,472	32,802,317	57,040,169	12,794,476	2,698,337	4,313,736

Change in unrealized appreciation on:
Portfolio investments	7,982,615	35,420,172	37,328,156	9,853,619	8,680,196	4,827,995
Futures transactions	—	137,928	—	—	—	—
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	—	800	3,832	—	—	(3)

Net change in unrealized appreciation on
total investments	7,982,615	35,558,900	37,331,988	9,853,619	8,680,196	4,827,992

Net realized and unrealized gain on
total investments	10,742,087	68,361,217	94,372,157	22,648,095	11,378,533	9,141,728

Net increase in net assets resulting
from operations	$11,290,506	$72,683,787	$97,477,009	$24,010,489	$11,370,096	$9,619,326

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Statements of Operations (Unaudited) (continued)
TIAA-CREF Institutional Mutual Funds	Small-Cap	Large-Cap	Large-Cap	Equity	S&P 500	Mid-Cap
For the Six Months Ended March 31, 2004	Equity Fund	Growth Index Fund	Value Index Fund	Index Fund	Index Fund	Growth Index Fund

INVESTMENT INCOME
Interest	$8,878	$411	$3,565	$74,278	$6,955	$—
Dividends	823,856	201,781	1,239,583	7,520,851	1,021,154	62,091
Foreign taxes withheld	(174)	(37)	(3)	(322)	—	(83)

Total income	832,560	202,155	1,243,145	7,594,807	1,028,109	62,008

EXPENSES
Investment management fees	55,211	7,535	20,424	169,253	23,626	4,856
Service Agreement Fees—Retirement Class	109,039	386	313	—	41,214	582
Service Agreement Fees—Institutional Class	6,215	3,745	10,193	84,618	9,388	2,394
Service Agreement Fees—Retail Class	40,675	—	—	—	—	—
Custody fees	56,429	2,196	8,109	33,638	19,541	3,506
Audit fees	6,161	1,081	3,593	37,750	5,272	584
Registration fees—Retirement Class	27,734	4	1	—	7,305	6
Registration fees—Institutional Class	7,204	656	466	41,665	9,479	442
Registration fees—Retail Class	12,069	—	—	—	—	—
Trustee fees and expenses	310	296	487	5,910	406	128
Interest	—	—	—	—	—	150

Total expenses before expense reimbursement	321,047	15,899	43,586	372,834	116,231	12,648
Less expenses reimbursed by the investment advisor
(See Note 2)	(81,000)	—	(2,000)	(32,000)	(25,000)	(2,000)

Net expenses	240,047	15,899	41,586	340,834	91,231	10,648

Net investment income	592,513	186,256	1,201,559	7,253,973	936,878	51,360

NET REALIZED AND UNREALIZED
GAIN ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	6,412,304	264,650	37,807	44,408,884	3,617,163	133,952
Futures transactions	—	—	—	349,673	(180,153)	—

Net realized gain on total investments	6,412,304	264,650	37,807	44,758,557	3,437,010	133,952

Change in unrealized appreciation on:
Portfolio investments	15,446,940	3,418,607	14,369,728	83,051,795	9,554,079	3,616,093
Futures transactions	—	—	—	112,176	9,880	—

Net change in unrealized appreciation on
total investments	15,446,940	3,418,607	14,369,728	83,163,971	9,563,959	3,616,093

Net realized and unrealized gain on
total investments	21,859,244	3,683,257	14,407,535	127,922,528	13,000,969	3,750,045

Net increase in net assets resulting
from operations	$22,451,757	$3,869,513	$15,609,094	$135,176,501	$13,937,847	$3,801,405

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Statements of Operations (Unaudited) (continued)
TIAA-CREF Institutional Mutual Funds	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	International
For the Six Months Ended March 31, 2004	Value Index Fund	Blend Index Fund	Growth Index Fund	Value Index Fund	Blend Index Fund	Equity Index Fund

INVESTMENT INCOME
Interest	$465	$880	$823	$2,906	$1,634	$2,782
Dividends	370,399	350,955	183,645	545,934	709,599	704,505
Foreign taxes withheld	(2)	(28)	(173)	(34)	(187)	(35,579)

Total income	370,862	351,807	184,295	548,806	711,046	671,708

EXPENSES
Investment management fees	6,800	9,347	13,763	12,016	23,979	14,692
Service Agreement Fees—Retirement Class	277	693	468	309	508	228
Service Agreement Fees—Institutional Class	3,383	4,633	6,853	5,990	11,959	10,999
Custody fees	2,214	6,777	5,090	4,067	10,334	21,711
Audit fees	1,017	1,086	1,071	1,081	5,350	3,278
Registration fees—Retirement Class	1	8	3	3	59	34
Registration fees—Institutional Class	230	867	825	913	127	4,430
Trustee fees and expenses	140	187	287	252	452	299

Total expenses before expense reimbursement	14,062	23,598	28,360	24,631	52,768	55,671
Less expenses reimbursed by the investment advisor
(See Note 2)	—	(4,000)	—	—	(4,000)	—

Net expenses	14,062	19,598	28,360	24,631	48,768	55,671

Net investment income	356,800	332,209	155,935	524,175	662,278	616,037

NET REALIZED AND UNREALIZED
GAIN ON TOTAL INVESTMENTS
Realized gain on:
Portfolio investments	54,501	200,676	915,980	936,045	869,674	403,190
Foreign currency transactions	—	—	—	—	—	6,420

Net realized gain on total investments	54,501	200,676	915,980	936,045	869,674	409,610

Change in unrealized appreciation on:
Portfolio investments	5,938,749	7,509,767	10,399,435	11,200,890	20,931,951	13,055,951
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	—	—	—	—	—	447

Net change in unrealized appreciation on
total investments	5,938,749	7,509,767	10,399,435	11,200,890	20,931,951	13,056,398

Net realized and unrealized gain on
total investments	5,993,250	7,710,443	11,315,415	12,136,935	21,801,625	13,466,008

Net increase in net assets resulting
from operations	$6,350,050	$8,042,652	$11,471,350	$12,661,110	$22,463,903	$14,082,045

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Statements of Operations (Unaudited) (continued)
TIAA-CREF Institutional Mutual Funds	Real Estate	Social Choice	Bond	Inflation-Linked	Money
For the Six Months Ended March 31, 2004	Securities Fund	Equity Fund	Fund	Bond Fund	Market Fund

INVESTMENT INCOME
Interest	$55,781	$3,308	$20,614,433	$4,381,176	$794,489
Dividends	5,192,022	612,499	—	—	—
Foreign taxes withheld	(300)	(16)	—	—	—

Total income	5,247,503	615,791	20,614,433	4,381,176	794,489

EXPENSES
Investment management fees	100,982	14,935	412,209	135,887	29,113
Service Agreement Fees—Retirement Class	58,100	24,864	—	—	—
Service Agreement Fees—Institutional Class	24,846	6,004	206,104	41,520	21,834
Service Agreement Fees—Retail Class	108,892	—	—	22,656	—
Custody fees	9,880	13,036	20,632	9,716	5,178
Audit fees	10,015	3,332	45,976	13,477	6,496
Registration fees—Retirement Class	11,553	4,065	—	—	—
Registration fees—Institutional Class	29,352	4,672	35,847	29,510	4,238
Registration fees—Retail Class	18,925	—	—	3,945	—
Trustee fees and expenses	602	286	6,364	1,009	839

Total expenses before expense reimbursement	373,147	71,194	727,132	257,720	67,698
Less expenses reimbursed by the investment advisor
(See Note 2)	(51,000)	(15,000)	—	(26,000)	—

Net expenses	322,147	56,194	727,132	231,720	67,698

Net investment income	4,925,356	559,597	19,887,301	4,149,456	726,791

NET REALIZED AND UNREALIZED
GAIN ON TOTAL INVESTMENTS
Realized gain on total investments	35,591,768	47,336	10,272,211	4,273,593	129
Change in unrealized appreciation on total
investments	9,093,378	9,138,004	(7,291,126)	13,108,883	—

Net realized and unrealized gain on
total investments	44,685,146	9,185,340	2,981,085	17,382,476	129

Net increase in net assets resulting
from operations	$49,610,502	$9,744,937	$22,868,386	$21,531,932	$726,920

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Statement of Cash Flows

TIAA-CREF Institutional Bond Fund
For the Six Months Ended March 31, 2004

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$22,868,386
Adjustments to reconcile net increase in net assets
resulting from operations to net cash provided by
operating activities:
Purchases of long-term securities	(596,340,380)
Proceeds from sales of long-term securities	947,539,117
Purchases of short-term investments—net	176,168,168
Decrease in receivables	4,395,111
Decrease in payables	(144,882)
Net realized gain on total investments	(10,272,211)
Unrealized depreciation on total investments	7,291,126

Net cash provided by operating activities	551,504,435

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Fund shares sold	265,835,572
Payments for Fund shares redeemed	(770,836,103)
Cash distributions paid	(12,526,907)
Exchanges among the various TIAA-CREF mutual funds—net	(393,679)
Proceeds from the financing of dollar roll transactions—net	(34,898,555)

Net cash used in financing activities	(552,819,672)

Decrease in cash	(1,315,237)

CASH
Beginning of period	1,775,972

End of period	$460,735

Supplemental disclosure of cash flow information:
Non-cash financing activities not included above:
Reinvestment of distributions	$43,242,601

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Statements of Changes in Net Assets

TIAA-CREF Institutional Mutual Funds

	Growth Equity Fund		Growth & Income Fund		International Equity Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$548,419	$1,475,256	$4,322,570	$6,923,129	$3,104,852	$6,213,753
Net realized gain (loss) on total investments	2,759,472	(66,126,346)	32,802,317	(22,446,414)	57,040,169	(5,230,009)
Net change in unrealized appreciation on
total investments	7,982,615	133,439,752	35,558,900	102,390,340	37,331,988	71,808,986

Net increase from operations	11,290,506	68,788,662	72,683,787	86,867,055	97,477,009	72,792,730

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	—	—	(73,148)	(16,030)	(37,317)	(45)
Institutional Class	(956,725)	(2,478,533)	(4,009,736)	(6,772,254)	(7,294,418)	(3,988,549)

Total distributions	(956,725)	(2,478,533)	(4,082,884)	(6,788,284)	(7,331,735)	(3,988,594)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	—	—	14,448,786	7,765,201	34,059,295	9,161,248
Institutional Class	6,405,094	(459,497,023)	79,033,293	49,056,738	21,394,650	96,024,741

Total shareholder transactions	6,405,094	(459,497,023)	93,482,079	56,821,939	55,453,945	105,185,989

Total increase (decrease) in net assets	16,738,875	(393,186,894)	162,082,982	136,900,710	145,599,219	173,990,125

NET ASSETS
Beginning of period	94,433,118	487,620,012	513,430,150	376,529,440	379,889,132	205,899,007

End of period	$111,171,993	$94,433,118	$675,513,132	$513,430,150	$525,488,351	$379,889,132

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Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income (loss)	$1,362,394	$1,196,820	$(8,437)	$2,793	$477,598	$307,525
Net realized gain on total investments	12,794,476	3,745,930	2,698,337	1,911,610	4,313,736	1,407,116
Net change in unrealized appreciation on
total investments	9,853,619	10,311,362	8,680,196	5,444,532	4,827,992	2,998,384

Net increase from operations	24,010,489	15,254,112	11,370,096	7,358,935	9,619,326	4,713,025

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(112,625)	(580)	(2,167)	(18)	(144,631)	(608)
Institutional Class	(225,240)	(9,574)	(4,596)	(26)	(49,959)	(2,883)
Retail Class	(1,363,078)	(118,451)	—	(1,570)	(238,395)	(66,665)
From realized gains:
Retirement Class	(993,550)	—	(1,648,692)	(2)	(1,065,435)	—
Institutional Class	(854,856)	—	(84,429)	(3)	(168,323)	—
Retail Class	(4,261,173)	—	(1,246,794)	(180)	(589,346)	—

Total distributions	(7,810,522)	(128,605)	(2,986,678)	(1,799)	(2,256,089)	(70,156)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	26,441,122	9,337,846	35,863,035	23,648,632	38,641,660	14,549,465
Institutional Class	8,191,753	13,322,780	850,711	1,391,967	1,525,725	3,323,806
Retail Class	18,412,784	54,009,734	21,547,638	7,803,023	16,634,930	(2,395,256)

Total shareholder transactions	53,045,659	76,670,360	58,261,384	32,843,622	56,802,315	15,478,015

Total increase in net assets	69,245,626	91,795,867	66,644,802	40,200,758	64,165,552	20,120,884

NET ASSETS
Beginning of period	110,113,724	18,317,857	49,410,250	9,209,492	29,153,688	9,032,804

End of period	$179,359,350	$110,113,724	$116,055,052	$49,410,250	$93,319,240	$29,153,688

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Equity Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$592,513	$444,984	$186,256	$684,242	$1,201,559	$2,207,727
Net realized gain on total investments	6,412,304	5,328,696	264,650	5,343,520	37,807	2,118,812
Net change in unrealized appreciation on
total investments	15,446,940	7,883,583	3,418,607	9,810,510	14,369,728	16,535,024

Net increase from operations	22,451,757	13,657,263	3,869,513	15,838,272	15,609,094	20,861,563

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(159,787)	(370)	(1,049)	(276)	(3,038)	(710)
Institutional Class	(166,706)	(4,819)	(609,288)	(253,564)	(2,415,958)	(482,837)
Retail Class	(363,682)	(89,453)	—	—	—	—
From realized gains:
Retirement Class	(3,629,107)	—	(32,332)	—	(4,719)	(2)
Institutional Class	(2,041,489)	—	(5,425,592)	—	(2,554,616)	(1,331)
Retail Class	(2,565,183)	—	—	—	—	—

Total distributions	(8,925,954)	(94,642)	(6,068,261)	(253,840)	(4,978,331)	(484,880)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	60,610,191	27,451,800	43,028	83,863	11,918	47,257
Institutional Class	15,554,285	16,014,579	6,379,523	(41,212,260)	20,308,157	13,321,167
Retail Class	22,840,009	311,763	—	—	—	—

Total shareholder transactions	99,004,485	43,778,142	6,422,551	(41,128,397)	20,320,075	13,368,424

Total increase (decrease) in net assets	112,530,288	57,340,763	4,223,803	(25,543,965)	30,950,838	33,745,107

NET ASSETS
Beginning of period	75,877,293	18,536,530	34,846,750	60,390,715	89,325,994	55,580,887

End of period	$188,407,581	$75,877,293	$39,070,553	$34,846,750	$120,276,832	$89,325,994

378 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 379

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Equity Index Fund		S&P 500 Index Fund		Mid-Cap Growth Index Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$7,253,973	$18,762,391	$936,878	$1,118,087	$51,360	$96,930
Net realized gain (loss) on total investments	44,758,557	(13,824,151)	3,437,010	(707,981)	133,952	2,916,008
Net change in unrealized appreciation on
total investments	83,163,971	212,018,240	9,563,959	12,605,399	3,616,093	5,665,240

Net increase from operations	135,176,501	216,956,480	13,937,847	13,015,505	3,801,405	8,678,178

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	—	—	(100,604)	(480)	(144)	(35)
Institutional Class	(20,505,640)	(6,764,641)	(1,256,098)	(279,028)	(100,596)	(39,612)
From realized gains:
Retirement Class	—	—	—	(1)	(42,128)	(15)
Institutional Class	(4,652,692)	(2,993,955)	—	(240)	(2,902,324)	(3,595)

Total distributions	(25,158,332)	(9,758,596)	(1,356,702)	(279,749)	(3,045,192)	(43,257)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	—	—	20,443,081	12,239,557	49,745	167,992
Institutional Class	(791,240,611)	728,762,523	10,910,527	23,494,120	2,530,662	(9,495,290)

Total shareholder transactions	(791,240,611)	728,762,523	31,353,608	35,733,677	2,580,407	(9,327,298)

Total increase (decrease) in net assets	(681,222,442)	935,960,407	43,934,753	48,469,433	3,336,620	(692,377)

NET ASSETS
Beginning of period	1,355,731,164	419,770,757	90,429,669	41,960,236	21,753,537	22,445,914

End of period	$674,508,722	$1,355,731,164	$134,364,422	$90,429,669	$25,090,157	$21,753,537

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Index Fund		Mid-Cap Blend Index Fund		Small-Cap Growth Index Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$356,800	$614,548	$332,209	$508,730	$155,935	$352,203
Net realized gain on total investments	54,501	730,160	200,676	1,056,067	915,980	3,038,298
Net change in unrealized appreciation on
total investments	5,938,749	5,143,457	7,509,767	7,990,295	10,399,435	15,487,599

Net increase from operations	6,350,050	6,488,165	8,042,652	9,555,092	11,471,350	18,878,100

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(2,433)	(687)	(2,416)	(433)	(448)	(160)
Institutional Class	(644,214)	(186,165)	(561,083)	(144,983)	(373,698)	(135,904)
From realized gains:
Retirement Class	(3,535)	(5)	(10,990)	(5)	(10,724)	(2)
Institutional Class	(741,909)	(1,299)	(1,132,416)	(842)	(3,412,075)	(1,395)

Total distributions	(1,392,091)	(188,156)	(1,706,905)	(146,263)	(3,796,945)	(137,461)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	(144,774)	189,522	140,860	125,740	583,767	41,509
Institutional Class	1,301,114	1,283,914	4,156,803	4,845,295	2,558,208	(3,800,064)

Total shareholder transactions	1,156,340	1,473,436	4,297,663	4,971,035	3,141,975	(3,758,555)

Total increase in net assets	6,114,299	7,773,445	10,633,410	14,379,864	10,816,380	14,982,084

NET ASSETS
Beginning of period	30,105,444	22,331,999	39,722,592	25,342,728	60,647,057	45,664,973

End of period	$36,219,743	$30,105,444	$50,356,002	$39,722,592	$71,463,437	$60,647,057

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Value Index Fund		Small-Cap Blend Index Fund		International Equity Index Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$524,175	$921,457	$662,278	$946,919	$616,037	$1,382,117
Net realized gain on total investments	936,045	3,686,136	869,674	3,499,552	409,610	281,334
Net change in unrealized appreciation on
total investments	11,200,890	8,690,815	20,931,951	22,051,121	13,056,398	11,311,032

Net increase from operations	12,661,110	13,298,408	22,463,903	26,497,592	14,082,045	12,974,483

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(1,932)	(610)	(1,604)	(388)	(2,652)	(359)
Institutional Class	(976,853)	(321,571)	(1,178,765)	(212,874)	(1,726,374)	(234,476)
From realized gains:
Retirement Class	(10,339)	(8)	(11,154)	(2)	(534)	—
Institutional Class	(3,957,055)	(3,246)	(4,026,603)	(1,287)	(295,024)	—

Total distributions	(4,946,179)	(325,435)	(5,218,126)	(214,551)	(2,024,584)	(234,835)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	33,233	12,930	132,409	29,304	63,424	409
Institutional Class	3,826,912	(1,818,367)	7,744,948	38,156,784	889,787	5,902,602

Total shareholder transactions	3,860,145	(1,805,437)	7,877,357	38,186,088	953,211	5,903,011

Total increase in net assets	11,575,076	11,167,536	25,123,134	64,469,129	13,010,672	18,642,659

NET ASSETS
Beginning of period	52,079,845	40,912,309	103,558,888	39,089,759	64,678,171	46,035,512

End of period	$63,654,921	$52,079,845	$128,682,022	$103,558,888	$77,688,843	$64,678,171

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Real Estate Securities Fund		Social Choice Equity Fund		Bond Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$4,925,356	$3,989,978	$559,597	$822,800	$19,887,301	$52,522,861
Net realized gain on total investments	35,591,768	14,120,615	47,336	2,166,598	10,272,211	38,935,725
Net change in unrealized appreciation on
total investments	9,093,378	9,483,663	9,138,004	8,492,782	(7,291,126)	(16,837,714)

Net increase from operations	49,610,502	27,594,256	9,744,937	11,482,180	22,868,386	74,620,872

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(532,851)	(124,419)	(51,990)	(395)	—	—
Institutional Class	(2,285,285)	(2,010,369)	(870,731)	(554,070)	(19,858,531)	(52,553,665)
Retail Class	(1,090,269)	(1,314,632)	—	—	—	—
From realized gains:
Retirement Class	(2,945,018)	(142)	—	—	—	—
Institutional Class	(12,362,136)	(7,245)	—	—	(35,910,977)	(9,595,828)
Retail Class	(6,209,981)	(32,562)	—	—	—	—

Total distributions	(25,425,540)	(3,489,369)	(922,721)	(554,465)	(55,769,508)	(62,149,493)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	53,356,688	13,024,997	9,467,076	8,723,367	—	—
Institutional Class	24,576,877	84,299,248	8,685,372	3,894,224	(461,071,952)	246,256,859
Retail Class	39,505,820	25,329,112	—	—	—	—

Total shareholder transactions	117,439,385	122,653,357	18,152,448	12,617,591	(461,071,952)	246,256,859

Total increase (decrease) in net assets	141,624,347	146,758,244	26,974,664	23,545,306	(493,973,074)	258,728,238

NET ASSETS
Beginning of period	166,198,875	19,440,631	59,725,650	36,180,344	1,429,287,968	1,170,559,730

End of period	$307,823,222	$166,198,875	$86,700,314	$59,725,650	$935,314,894	$1,429,287,968

386 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 387

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Inflation-Linked Bond Fund		Money Market Fund

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$4,149,456	$5,206,572	$726,791	$2,252,761
Net realized gain on total investments	4,273,593	1,102,026	129	227
Net change in unrealized appreciation on
total investments	13,108,883	4,734,905	—	—

Net increase from operations	21,531,932	11,043,503	726,920	2,252,988

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	(350,893)	(4,102,160)	(726,791)	(2,253,057)
Retail Class	(3,806,865)	(1,104,834)	—	—
From realized gains:
Institutional Class	(205,919)	—	—	—
Retail Class	(2,260,571)	—	—	—

Total distributions	(6,624,248)	(5,206,994)	(726,791)	(2,253,057)

SHAREHOLDER TRANSACTIONS (Note 5)
Institutional Class	106,078,578	218,367,845	17,317,325	(13,146,153)
Retail Class	14,345,371	(3,147,002)	—	—

Total shareholder transactions	120,423,949	215,220,843	17,317,325	(13,146,153)

Total increase (decrease) in net assets	135,331,633	221,057,352	17,317,454	(13,146,222)

NET ASSETS
Beginning of period	243,330,429	22,273,077	175,247,462	188,393,684

End of period	$378,662,062	$243,330,429	$192,564,916	$175,247,462

388 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 389

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

TIAA-CREF Institutional Mutual Funds

	Growth Equity Fund

	Institutional Class

						For the Period
						June 14, 1999
	For the Six					(commencement
	Months Ended	For the Years Ended September 30				of operations)
	March 31,					to September 30,
	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$5.91	$4.82	$6.40	$12.55	$10.14	$10.00

Gain (loss) from investment operations:
Net investment income	0.03 (b)	0.05 (b)	0.04 (b)	0.02	0.03	0.02
Net realized and unrealized gain (loss)
on total investments	0.67	1.14	(1.60)	(5.90)	2.40	0.12

Total gain (loss) from investment operations	0.70	1.19	(1.56)	(5.88)	2.43	0.14

Less distributions from:
Net investment income	(0.06)	(0.10)	(0.02)	(0.02)	(0.02)	—
Net realized gains	—	—	—	(0.25)	—	—

Total distributions	(0.06)	(0.10)	(0.02)	(0.27)	(0.02)	—

Net asset value, end of period	$6.55	$5.91	$4.82	$6.40	$12.55	$10.14

TOTAL RETURN	11.82%	25.10%	(24.44)%	(47.57)%	24.01%	1.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$111,172	$94,433	$487,620	$149,981	$130,529	$30,535
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.07%	0.18%	0.32%	0.41%	0.56%	0.35%
Ratio of expenses to average net assets
after expense waiver and reimbursement	0.07%	0.14%	0.22%	0.22%	0.22%	0.07%
Ratio of net investment income to average
net assets	0.52%	0.86%	0.66%	0.38%	0.30%	0.20%
Portfolio turnover rate	43.25%	105.28%	61.08%	34.44%	56.67%	21.08%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Growth & Income Fund

	Retirement Class		Institutional Class

		For the Period	For the					For the Period
	For the	October 1, 2002	Six Months					June 14, 1999
	Six Months	(commencement of	Ended					(commencement of
	Ended	operations) to	March 31,	For the Years Ended September 30,				operations) to
	March 31,	September 30,						September 30,
	2004 (a)	2003 (a)	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)		(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.39	6.14	$7.36	$6.14	$7.91	$11.24	$9.76	$10.00

Gain (loss) from investment operations:
Net investment income	0.04 (b)	0.07 (b)	0.06 (b)	0.10 (b)	0.09 (b)	0.09	0.10	0.04
Net realized and unrealized gain (loss) on total investments	0.93	1.22	0.92	1.22	(1.78)	(3.15)	1.49	(0.25)

Total gain (loss) from investment operations	0.97	1.29	0.98	1.32	(1.69)	(3.06)	1.59	(0.21)

Less distributions from:
Net investment income	(0.03)	(0.04)	(0.05)	(0.10)	(0.08)	(0.09)	(0.10)	(0.03)
Net realized gains	—	—	—	—	—	(0.18)	(0.01)	—

Total distributions	(0.03)	(0.04)	(0.05)	(0.10)	(0.08)	(0.27)	(0.11)	(0.03)

Net asset value, end of period	$8.33	7.39	$8.29	$7.36	$6.14	$7.91	$11.24	$9.76

TOTAL RETURN	13.16%	21.14%	13.36%	21.62%	(21.51)%	(27.66)%	16.18%	(2.05)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$23,864	$8,027	$651,649	$505,404	$376,529	$169,880	$65,334	$25,174
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.26%	0.48%	0.07%	0.15%	0.29%	0.44%	0.78%	0.38%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.22%	0.47%	0.07%	0.14%	0.22%	0.22%	0.22%	0.07%
Ratio of net investment income to average net assets	0.54%	1.02%	0.70%	1.48%	1.18%	1.10%	1.02%	0.36%
Portfolio turnover rate	46.51%	149.57%	46.51%	149.57%	127.75%	49.56%	37.95%	10.95%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
392 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 393

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Fund

	Retirement Class		Institutional Class

		For the Period						For the Period
	For the	October 1, 2002	For the					June 14, 1999
	Six Months	(commencement of	Six Months					(commencement of
	Ended	operations) to	Ended	For the Years Ended September 30,				operations) to
	March 31,	September 30,	March 31,					September 30,
	2004 (a)	2003 (a)	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)		(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.65	$6.86	$8.56	$6.86	$8.08	$12.55	$10.66	$10.00

Gain (loss) from investment operations:
Net investment income	0.06 (b)	0.13 (b)	0.07 (b)	0.17 (b)	0.15 (b)	0.10	0.07	0.04
Net realized and unrealized gain (loss) on total investments	1.99	1.66	2.00	1.65	(1.29)	(4.06)	1.94	0.62

Total gain (loss) from investment operations	2.05	1.79	2.07	1.82	(1.14)	(3.96)	2.01	0.66

Less distributions from:
Net investment income	(0.02)	—	(0.16)	(0.12)	(0.08)	(0.04)	(0.05)	—
Net realized gains	—	—	—	—	—	(0.47)	(0.07)	—

Total distributions	(0.02)	—	(0.16)	(0.12)	(0.08)	(0.51)	(0.12)	—

Net asset value, end of period	$10.68	$8.65	$10.47	$8.56	$6.86	$8.08	$12.55	$10.66

TOTAL RETURN	23.65%	26.15%	24.31%	26.90%	(14.28)%	(32.63)%	18.58%	6.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$48,485	$9,863	$477,003	$370,026	$205,899	$120,436	$83,841	$27,472
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.32%	0.61%	0.10%	0.27%	0.44%	0.52%	0.70%	0.39%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.27%	0.54%	0.10%	0.20%	0.29%	0.29%	0.29%	0.09%
Ratio of net investment income to average net assets	0.58%	1.61%	0.66%	2.20%	1.80%	1.51%	0.94%	0.45%
Portfolio turnover rate	86.57%	156.48%	86.57%	156.48%	77.63%	77.83%	105.37%	21.35%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
394 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 395

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.55	$9.16	$10.00	$11.59	$9.16	$10.00	$11.52	$9.16	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.11	0.21	0.01	0.13	0.25	0.01	0.11	0.22	0.01
Net realized and unrealized gain (loss)
on total investments	2.12	2.24	(0.85)	2.12	2.22	(0.85)	2.11	2.20	(0.85)

Total gain (loss) from investment operations	2.23	2.45	(0.84)	2.25	2.47	(0.84)	2.22	2.42	(0.84)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.14)	(0.04)	—	(0.17)	(0.06)	—
Net realized gains	(0.55)	—	—	(0.55)	—	—	(0.55)	—	—

Total distributions	(0.61)	(0.06)	—	(0.69)	(0.04)	—	(0.72)	(0.06)	—

Net asset value, end of period	$13.17	$11.55	$9.16	$13.15	$11.59	$9.16	$13.02	$11.52	$9.16

TOTAL RETURN	19.42%	26.94%	(8.40)%	19.68%	26.98%	(8.40)%	19.55%	26.47%	(8.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$38,629	$9,943	$92	$25,282	$$14,822	$92	$115,448	$85,349	$18,135
Ratio of expenses to average net assets
before reimbursement	0.29%	0.54%	0.03%	0.08%	0.21%	0.01%	0.27%	0.51%	0.03%
Ratio of expenses to average net assets
after reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income to average net assets	0.88%	1.89%	0.09%	1.06%	2.31%	0.11%	0.91%	1.99%	0.09%
Portfolio turnover rate	83.40%	184.99%	25.09%	83.40%	184.99%	25.09%	83.40%	184.99%	25.09%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
396 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 397

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.97	$9.21	$10.00	$13.02	$9.21	$10.00	$12.98	$9.21	$10.00

Gain (loss) from investment operations:
Net investment income (b)	— (c)	—	—	0.02	0.04	—	— (c)	—	—
Net realized and unrealized gain (loss)
on total investments	2.29	3.76	(0.79)	2.29	3.77	(0.79)	2.28	3.77	(0.79)

Total gain (loss) from investment operations	2.29	3.76	(0.79)	2.31	3.81	(0.79)	2.28	3.77	(0.79)

Less distributions from:
Net investment income	—	— (c)	—	(0.03)	—	—	— (c)	— (c)	—
Net realized gains	(0.50)	— (c)	—	(0.49)	— (c)	—	(0.50)	— (c)	—

Total distributions	(0.50)	— (c)	—	(0.52)	— (c)	—	(0.50)	— (c)	—

Net asset value, end of period	$14.76	$12.97	$9.21	$14.81	$13.02	$9.21	$14.76	$12.98	$9.21

TOTAL RETURN	17.70%	40.85%	(7.90)%	17.95%	41.37%	(7.90)%	17.71%	40.96%	(7.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$65,850	$25,519	$92	$3,026	$1,887	$92	$47,179	$22,004	$9,025
Ratio of expenses to average net assets
before reimbursement	0.32%	0.73%	0.03%	0.11%	0.39%	0.01%	0.27%	0.69%	0.03%
Ratio of expenses to average net assets
after reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income (loss) to average
net assets	(0.02)%	(0.02)%	0.02%	0.14%	0.31%	0.04%	0.00%	0.01%	0.02%
Portfolio turnover rate	51.90%	162.02%	18.61%	51.90%	162.02%	18.61%	51.90%	162.02%	18.61%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
398 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 399

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.95	$9.03	$10.00	$12.02	$9.03	$10.00	$11.97	$9.03	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.10	0.18	0.01	0.13	0.22	0.01	0.11	0.19	0.01
Net realized and unrealized gain (loss)
on total investments	2.59	2.80	(0.98)	2.59	2.81	(0.98)	2.57	2.80	(0.98)

Total gain (loss) from investment operations	2.69	2.98	(0.97)	2.72	3.03	(0.97)	2.68	2.99	(0.97)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.13)	(0.04)	—	(0.18)	(0.05)	—
Net realized gains	(0.45)	—	—	(0.45)	—	—	(0.45)	—	—

Total distributions	(0.51)	(0.06)	—	(0.58)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.13	$11.95	$9.03	$14.16	$12.02	$9.03	$14.02	$11.97	$9.03

TOTAL RETURN	22.65%	33.27%	(9.70)%	22.93%	33.63%	(9.70)%	22.70%	33.29%	(9.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$58,566	$15,669	$90	$6,318	$4,009	$90	$28,435	$9,476	$8,852
Ratio of expenses to average net assets
before reimbursement	0.30%	0.65%	0.03%	0.11%	0.32%	0.01%	0.26%	0.62%	0.03%
Ratio of expenses to average net assets
after reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income to average net assets	0.76%	1.52%	0.12%	0.93%	2.05%	0.14%	0.78%	1.83%	0.11%
Portfolio turnover rate	94.53%	214.97%	15.01%	94.53%	214.97%	15.01%	94.53%	214.97%	15.01%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
400 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 401

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Equity Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.62	$9.27	$10.00	$12.68	$9.27	$10.00	$12.64	$9.27	10.00

Gain (loss) from investment operations:
Net investment income (b)	0.05	0.11	0.01	0.08	0.14	0.02	0.06	0.12	0.02
Net realized and unrealized gain (loss)
on total investments	2.74	3.28	(0.74)	2.76	3.29	(0.75)	2.74	3.29	(0.75)

Total gain (loss) from investment operations	2.79	3.39	(0.73)	2.84	3.43	(0.73)	2.80	3.41	(0.73)

Less distributions from:
Net investment income	(0.04)	(0.04)	—	(0.08)	(0.02)	—	(0.13)	(0.04)	—
Net realized gains	(0.93)	—	—	(0.93)	—	—	(0.93)	—	—

Total distributions	(0.97)	(0.04)	—	(1.01)	(0.02)	—	(1.06)	(0.04)	—

Net asset value, end of period	$14.44	$12.62	$9.27	$14.51	$12.68	$9.27	$14.38	$12.64	$9.27

TOTAL RETURN	22.57%	36.65%	(7.30)%	22.84%	37.12%	(7.30)%	22.66%	36.90%	(7.30)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$95,152	$29,036	$93	$37,730	$18,702	$93	$55,526	$28,139	$18,351
Ratio of expenses to average net assets
before reimbursement	0.31%	0.95%	0.03%	0.12%	0.62%	0.01%	0.19%	0.78%	0.02%
Ratio of expenses to average net assets
after reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.15%	0.30%	0.02%
Ratio of net investment income to average net assets	0.36%	0.89%	0.15%	0.53%	1.25%	0.17%	0.45%	1.10%	0.16%
Portfolio turnover rate	119.75%	328.39%	14.52%	119.75%	328.39%	14.52%	119.75%	328.39%	14.52%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
402 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 403

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Growth Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.60	$9.29	$10.00	$11.63	$9.29	10.00

Gain (loss) from investment operations:
Net investment income (b)	0.04	0.07	0.01	0.06	0.11	0.01
Net realized and unrealized gain (loss) on total investments	1.23	2.27	(0.72)	1.23	2.27	(0.72)

Total gain (loss) from investment operations	1.27	2.34	(0.71)	1.29	2.38	(0.71)

Less distributions from:
Net investment income	(0.06)	(0.03)	—	(0.21)	(0.04)	—
Net realized gains	(1.85)	—	—	(1.85)	—	—

Total distributions	(1.91)	(0.03)	—	(2.06)	(0.04)	—

Net asset value, end of period	$10.96	$11.60	$9.29	$10.86	$11.63	$9.29

TOTAL RETURN	11.09%	25.21%	(7.10)%	11.24%	25.68%	(7.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$231	$200	$93	$38,839	$34,647	$60,298
Ratio of expenses to average net assets before reimbursement	0.21%	0.46%	0.03%	0.04%	0.13%	0.01%
Ratio of expenses to average net assets after reimbursement	0.21%	0.41%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.32%	0.68%	0.10%	0.50%	1.02%	0.12%
Portfolio turnover rate	3.94%	18.57%	0.00%	3.94%	18.57%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
404 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 405

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.38	$9.26	$10.00	$11.41	$9.26	10.00

Gain (loss) from investment operations:
Net investment income (b)	0.12	0.23	0.01	0.15	0.26	0.01
Net realized and unrealized gain (loss)
on total investments	1.83	1.96	(0.75)	1.83	1.97	(0.75)

Total gain (loss) from investment operations	1.95	2.19	(0.74)	1.98	2.23	(0.74)

Less distributions from:
Net investment income	(0.21)	(0.07)	—	(0.31)	(0.08)	—
Net realized gains	(0.33)	—	—	(0.33)	—	—

Total distributions	(0.54)	(0.07)	—	(0.64)	(0.08)	—

Net asset value, end of period	$12.79	$11.38	$9.26	$12.75	$11.41	$9.26

TOTAL RETURN	17.25%	23.77%	(7.40)%	17.49%	24.20%	(7.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$194	$161	$93	$120,083	$89,164	$55,488
Ratio of expenses to average net assets
before reimbursement	0.76%	0.48%	0.03%	0.04%	0.16%	0.01%
Ratio of expenses to average net assets after
reimbursement	0.22%	0.40%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average
net assets	1.00%	2.17%	0.12%	1.18%	2.49%	0.15%
Portfolio turnover rate	14.08%	62.88%	0.00%	14.08%	62.88%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
406 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 407

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Equity Index Fund

	Institutional Class

						For the Period
						June 14, 1999
	For the Six					(commencement
	Months Ended	For the Years Ended September 30				of operations)
	March 31,					to September 30,
	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.07	$6.48	$8.06	$11.37	$9.76	$10.00

Gain (loss) from investment operations:
Net investment income	0.07 (b)	0.13 (b)	0.11 (b)	0.09	0.10	0.04
Net realized and unrealized gain (loss) on total investments	1.12	1.53	(1.63)	(3.20)	1.61	(0.28)

Total gain (loss) from investment operations	1.19	1.66	(1.52)	(3.11)	1.71	(0.24)

Less distributions from:
Net investment income	(0.29)	(0.05)	(0.06)	(0.10)	(0.07)	—
Net realized gains	(0.07)	(0.02)	—	(0.10)	(0.03)	—

Total distributions	(0.36)	(0.07)	(0.06)	(0.20)	(0.10)	—

Net asset value, end of period	$8.90	$8.07	$6.48	$8.06	$11.37	$9.76

TOTAL RETURN	14.81%	25.79%	(19.04)%	(27.71)%	17.49%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$674,509	$1,355,731	$419,771	$101,247	$51,669	$25,064
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.04%	0.09%	0.27%	0.51%	0.71%	0.36%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.04%	0.08%	0.17%	0.17%	0.17%	0.05%
Ratio of net investment income to average net assets	0.86%	1.71%	1.41%	1.19%	1.04%	0.39%
Portfolio turnover rate	8.46%	4.65%	13.77%	7.19%	11.58%	9.51%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
408 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 409

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	S&P 500 Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six		(commencement	For the Six		(commencement
	Months Ended	For the Year Ended	of operations)	Months Ended	For the Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.48	$9.32	$10.00	$11.52	$9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.08	0.14	0.01	0.10	0.18	0.01
Net realized and unrealized gain (loss)
on total investments	1.50	2.07	(0.69)	1.51	2.07	(0.69)

Total gain (loss) from investment operations	1.58	2.21	(0.68)	1.61	2.25	(0.68)

Less distributions from:
Net investment income	(0.06)	(0.05)	—	(0.17)	(0.05)	—

Total distributions	(0.06)	(0.05)	—	(0.17)	(0.05)	—

Net asset value, end of period	$13.00	$11.48	$9.32	$12.96	$11.52	$9.32

TOTAL RETURN	13.73%	23.77%	(6.80)%	13.98%	24.23%	(6.80)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$35,556	$12,860	$93	$98,808	$77,569	$41,867
Ratio of expenses to average net assets
before reimbursement	0.27%	0.51%	0.03%	0.05%	0.17%	0.01%
Ratio of expenses to average net assets
after reimbursement	0.22%	0.43%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average
net assets	0.65%	1.27%	0.11%	0.83%	1.68%	0.13%
Portfolio turnover rate	16.50%	19.84%	0.00%	16.50%	19.84%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
410 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 411

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six		(commencement	For the Six		(commencement
	Months Ended	For the Year Ended	of operations)	Months Ended	For the Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.91	$9.35	$10.00	$12.94	$9.35	$10.00

Gain (loss) from investment operations:
Net investment income (b)	— (c)	0.01	0.01	0.03	0.04	0.01
Net realized and unrealized gain (loss)
on total investments	2.15	3.55	(0.66)	2.15	3.57	(0.66)

Total gain (loss) from investment operations	2.15	3.56	(0.65)	2.18	3.61	(0.65)

Less distributions from:
Net investment income	(0.01)	— (c)	—	(0.06)	(0.02)	—
Net realized gains	(1.75)	— (c)	—	(1.76)	— (c)	—

Total distributions	(1.76)	— (c)	—	(1.82)	(0.02)	—

Net asset value, end of period	$13.30	$12.91	$9.35	$13.30	$12.94	$9.35

TOTAL RETURN	17.30%	38.14%	(6.50)%	17.48%	38.64%	(6.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$364	$303	$94	$24,726	$21,450	$22,352
Ratio of expenses to average net assets
before reimbursement	0.51%	0.48%	0.03%	0.05%	0.15%	0.01%
Ratio of expenses to average net assets after
reimbursement	0.22%	0.41%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average
net assets	0.03%	0.06%	0.05%	0.21%	0.38%	0.07%
Portfolio turnover rate	0.54%	34.98%	0.00%	0.54%	34.98%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six		(commencement	For the Six		(commencement
	Months Ended	For the Year Ended	of operations)	Months Ended	For the Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.80	$9.30	$10.00	$11.83	$9.30	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.12	0.21	0.01	0.14	0.25	0.01
Net realized and unrealized gain (loss)
on total investments	2.34	2.36	(0.71)	2.35	2.36	(0.71)

Total gain (loss) from investment operations	2.46	2.57	(0.70)	2.49	2.61	(0.70)

Less distributions from:
Net investment income	(0.20)	(0.07)	—	(0.26)	(0.08)	—
Net realized gains	(0.30)	—	—	(0.29)	—	—

Total distributions	(0.50)	(0.07)	—	(0.55)	(0.08)	—

Net asset value, end of period	$13.76	$11.80	$9.30	$13.77	$11.83	$9.30

TOTAL RETURN	21.05%	27.78%	(7.00)%	21.31%	28.21%	(7.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$18 7	$308	$93	$36,032	$29,797	$22,239
Ratio of expenses to average net assets
before reimbursement	0.22%	0.48%	0.03%	0.04%	0.16%	0.01%
Ratio of expenses to average net assets after
reimbursement	0.22%	0.40%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average
net assets	0.88%	2.04%	0.12%	1.05%	2.38%	0.14%
Portfolio turnover rate	0.54%	23.58%	0.00%	0.54%	23.58%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.
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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Blend Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.33	$9.38	$10.00	$12.36	$9.39	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.07	0.13	0.01	0.10	0.16	0.01
Net realized and unrealized gain (loss) on total investments	2.32	2.86	(0.63)	2.31	2.86	(0.62)

Total gain (loss) from investment operations	2.39	2.99	(0.62)	2.41	3.02	(0.61)

Less distributions from:
Net investment income	(0.08)	(0.04)	—	(0.17)	(0.05)	—
Net realized gains	(0.34)	—	—	(0.34)	—	—

Total distributions	(0.42)	(0.04)	—	(0.51)	(0.05)	—

Net asset value, end of period	$14.30	$12.33	$9.38	$14.26	$12.36	$9.39

TOTAL RETURN	19.52%	32.02%	(6.20)%	19.71%	32.31%	(6.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$446	$254	$94	$49,910	$39,469	$25,249
Ratio of expenses to average net assets before reimbursement	0.46%	0.53%	0.03%	0.05%	0.20%	0.01%
Ratio of expenses to average net assets after reimbursement	0.22%	0.41%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.54%	1.19%	0.09%	0.71%	1.52%	0.11%
Portfolio turnover rate	2.26%	34.88%	0.00%	2.26%	34.88%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Growth Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$13.13	$9.32	$10.00	$13.16	$9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.01	0.04	0.01	0.03	0.07	0.01
Net realized and unrealized gain (loss) on total investments	2.41	3.79	(0.69)	2.42	3.80	(0.69)

Total gain (loss) from investment operations	2.42	3.83	(0.68)	2.45	3.87	(0.68)

Less distributions from:
Net investment income	(0.03)	(0.02)	—	(0.08)	(0.03)	—
Net realized gains	(0.74)	—	—	(0.74)	—	—

Total distributions	(0.77)	(0.02)	—	(0.82)	(0.03)	—

Net asset value, end of period	$14.78	$13.13	$9.32	$14.79	$13.16	$9.32

TOTAL RETURN	18.71%	41.11%	(6.80)%	18.92%	41.59%	(6.80)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$786	$177	$93	$70,677	$60,470	$45,572
Ratio of expenses to average net assets before reimbursement	0.22%	0.48%	0.03%	0.04%	0.16%	0.01%
Ratio of expenses to average net assets after reimbursement	0.22%	0.40%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.06%	0.32%	0.09%	0.23%	0.66%	0.11%
Portfolio turnover rate	3.61%	51.67%	0.04%	3.61%	51.67%	0.04%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Value Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.11	$9.30	$10.00	$12.14	$9.30	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.10	0.17	0.02	0.12	0.20	0.02
Net realized and unrealized gain (loss) on total investments	2.76	2.70	(0.72)	2.78	2.71	(0.72)

Total gain (loss) from investment operations	2.86	2.87	(0.70)	2.90	2.91	(0.70)

Less distributions from:
Net investment income	(0.17)	(0.06)	—	(0.23)	(0.07)	—
Net realized gains	(0.92)	—	—	(0.92)	—	—

Total distributions	(1.09)	(0.06)	—	(1.15)	(0.07)	—

Net asset value, end of period	$13.88	$12.11	$9.30	$13.89	$12.14	$9.30

TOTAL RETURN	24.11%	31.04%	(7.00)%	24.38%	31.49%	(7.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$188	$135	$93	$63,467	$51,945	$40,819
Ratio of expenses to average net assets before reimbursement	0.22%	0.50%	0.03%	0.04%	0.18%	0.01%
Ratio of expenses to average net assets after reimbursement	0.22%	0.40%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.76%	1.63%	0.20%	0.87%	1.96%	0.22%
Portfolio turnover rate	4.90%	56.43%	0.00%	4.90%	56.43%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Blend Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.59	$9.31	$10.00	$12.62	$9.31	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.05	0.11	0.01	0.08	0.14	0.02
Net realized and unrealized gain (loss) on total investments	2.61	3.21	(0.70)	2.61	3.22	(0.71)

Total gain (loss) from investment operations	2.66	3.32	(0.69)	2.69	3.36	(0.69)

Less distributions from:
Net investment income	(0.07)	(0.04)	—	(0.14)	(0.05)	—
Net realized gains	(0.49)	—	—	(0.49)	—	—

Total distributions	(0.56)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.69	$12.59	$9.31	$14.68	$12.62	$9.31

TOTAL RETURN	21.31%	35.76%	(6.90)%	21.56%	36.21%	(6.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$325	$157	$93	$128,357	$103,402	$38,997
Ratio of expenses to average net assets before reimbursement	0.55%	0.52%	0.03%	0.04%	0.19%	0.01%
Ratio of expenses to average net assets after reimbursement	0.22%	0.40%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.37%	0.98%	0.15%	0.55%	1.31%	0.17%
Portfolio turnover rate	2.31%	52.39%	0.01%	2.31%	52.39%	0.01%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.51	$9.21	$10.00	$11.54	$9.21	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.09	0.20	0.02	0.11	0.25	0.02
Net realized and unrealized gain (loss) on total investments	2.39	2.14	(0.81)	2.40	2.12	(0.81)

Total gain (loss) from investment operations	2.48	2.34	(0.79)	2.51	2.37	(0.79)

Less distributions from:
Net investment income	(0.27)	(0.04)	—	(0.31)	(0.04)	—
Net realized gains	(0.05)	—	—	(0.05)	—	—

Total distributions	(0.32)	(0.04)	—	(0.36)	(0.04)	—

Net asset value, end of period	$13.67	$11.51	$9.21	$13.69	$11.54	$9.21

TOTAL RETURN	21.68%	25.44%	(7.90)%	21.97%	25.87%	(7.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$202	$116	$92	$77,487	$64,563	$45,943
Ratio of expenses to average net assets before reimbursement	0.25%	0.65%	0.03%	0.08%	0.33%	0.01%
Ratio of expenses to average net assets after reimbursement	0.25%	0.47%	0.03%	0.08%	0.15%	0.01%
Ratio of net investment income to average net assets	0.66%	1.94%	0.22%	0.84%	2.51%	0.24%
Portfolio turnover rate	1.79%	9.31%	0.44%	1.79%	9.31%	0.44%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Real Estate Securities Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.40	$9.72	$10.00	$12.32	$9.72	$10.00	$12.22	$9.72	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.29	0.57	0.05	0.28	0.59	0.05	0.27	0.52	0.05
Net realized and unrealized gain (loss)
on total investments	2.53	2.39	(0.31)	2.53	2.37	(0.31)	2.49	2.39	(0.31)

Total gain (loss) from investment operations	2.82	2.96	(0.26)	2.81	2.96	(0.26)	2.76	2.91	(0.26)

Less distributions from:
Net investment income	(0.19)	(0.27)	(0.02)	(0.24)	(0.35)	(0.02)	(0.22)	(0.40)	(0.02)
Net realized gains	(1.34)	(0.01)	—	(1.34)	(0.01)	—	(1.34)	(0.01)	—

Total distributions	(1.53)	(0.28)	(0.02)	(1.58)	(0.36)	(0.02)	(1.56)	(0.41)	(0.02)

Net asset value, end of period	$13.69	$12.40	$9.72	$13.55	$12.32	$9.72	$13.42	$12.22	$9.72

TOTAL RETURN	24.15%	30.92%	(2.58)%	24.37%	30.94%	(2.56)%	24.13%	30.66%	(2.59)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$71,714	$14,207	$97	$136,581	$99,389	$97	$99,527	$52,603	$19,246
Ratio of expenses to average net assets
before reimbursement	0.27%	0.51%	0.03%	0.09%	0.18%	0.01%	0.26%	0.47%	0.03%
Ratio of expenses to average net assets
after reimbursement	0.23%	0.48%	0.03%	0.07%	0.15%	0.01%	0.22%	0.45%	0.03%
Ratio of net investment income to average net assets	2.23%	4.81%	0.51%	2.21%	5.27%	0.53%	2.14%	4.80%	0.50%
Portfolio turnover rate	218.52%	317.14%	15.45%	218.52%	317.14%	15.45%	218.52%	317.14%	15.45%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Social Choice Equity Fund

	Retirement Class		Institutional Class

		For the Period						For the Period
	For the	October 1, 2002	For the					June 14, 1999
	Six Months	(commencement of	Six Months					(commencement of
	Ended	operations) to	Ended	For the Years Ended September 30,				operations) to
	March 31,	September 30,	March 31,					September 30,
	2004 (a)	2003 (a)	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)		(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.01	$6.41	$7.96	$6.41	$8.03	$11.16	$9.86	$10.00

Gain (loss) from investment operations:
Net investment income	0.05 (b)	0.09 (b)	0.07 (b)	0.12 (b)	0.11 (b)	0.10	0.11	0.04
Net realized and unrealized gain (loss) on total investments	1.15	1.54	1.15	1.52	(1.64)	(2.94)	1.25	(0.18)

Total gain (loss) from investment operations	1.20	1.63	1.22	1.64	(1.53)	(2.84)	1.36	(0.14)

Less distributions from:
Net investment income	(0.03)	(0.03)	(0.13)	(0.09)	(0.09)	(0.11)	(0.06)	—
Net realized gains	—	—	—	—	—	(0.18)	—	—

Total distributions	(0.03)	(0.03)	(0.13)	(0.09)	(0.09)	(0.29)	(0.06)	—

Net asset value, end of period	$9.18	$8.01	$9.05	$7.96	$6.41	$8.03	$11.16	$9.86

TOTAL RETURN	15.03%	25.42%	15.38%	25.89%	(19.34)%	(25.99)%	13.84%	(1.40)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$20,043	$8,936	$66,658	$50,790	$36,180	$26,460	$29,307	$24,731
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.28%	0.48%	0.05%	0.13%	0.81%	0.97%	0.90%	0.37%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.22%	0.43%	0.04%	0.08%	0.18%	0.18%	0.18%	0.05%
Ratio of net investment income to average net assets	0.59%	1.16%	0.79%	1.65%	1.34%	1.12%	1.00%	0.37%
Portfolio turnover rate	1.31%	27.53%	1.31%	27.53%	21.71%	4.96%	16.22%	0.06%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Bond Fund

	Institutional Class

						For the Period
						June 14, 1999
	For the Six					(commencement
	Months Ended	For the Years Ended September 30				of operations)
	March 31,					to September 30,
	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.81	$10.72	$10.58	$10.04	$9.97	$10.00

Gain (loss) from investment operations:
Net investment income	0.20 (b)	0.44 (b)	0.52 (b)	0.61	0.61	0.17
Net realized and unrealized gain (loss)
on total investments	0.09	0.17	0.33	0.67	0.07	(0.03)

Total gain (loss) from investment operations	0.29	0.61	0.85	1.28	0.68	0.14

Less distributions from:
Net investment income	(0.22)	(0.44)	(0.52)	(0.61)	(0.61)	(0.17)
Net realized gains	(0.45)	(0.08)	(0.19)	(0.13)	—	—

Total distributions	(0.67)	(0.52)	(0.71)	(0.74)	(0.61)	(0.17)

Net asset value, end of period	$10.43	$10.81	$10.72	$10.58	$10.04	$9.97

TOTAL RETURN	2.75%	5.84%	8.52%	13.21%	7.07%	1.42%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$935,315	$1,429,288	$1,170,560	$304,541	$151,697	$30,354
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.07%	0.14%	0.24%	0.30%	0.48%	0.35%
Ratio of expenses to average net assets after
expense waiver and reimbursement	0.07%	0.14%	0.19%	0.19%	0.19%	0.06%
Ratio of net investment income to average
net assets	1.94%	4.08%	5.16%	5.99%	6.59%	1.77%
Portfolio turnover rate	56.19%	168.77%	181.00%	266.50%	301.93%	173.31%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Inflation-Linked Bond Fund

	Institutional Class			Retail Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six		(commencement	For the Six		(commencement
	Months Ended	For the Year Ended	of operations)	Months Ended	For the Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.51	$10.12	$10.00	$10.39	$10.12	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.15	0.37	0.02	0.14	0.40	0.02
Net realized and unrealized gain (loss)
on total investments	0.55	0.31	0.12	0.56	0.26	0.12

Total gain (loss) from investment operations	0.70	0.68	0.14	0.70	0.66	0.14

Less distributions from:
Net investment income	(0.14)	(0.29)	(0.02)	(0.14)	(0.39)	(0.02)
Net realized gains	(0.09)	—	—	(0.09)	—	—

Total distributions	(0.23)	(0.29)	(0.02)	(0.23)	(0.39)	(0.02)

Net asset value, end of period	$10.98	$10.51	$10.12	$10.86	$10.39	$10.12

TOTAL RETURN	6.77%	6.82%	1.37%	6.80%	6.64%	1.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$342,925	$223,138	$101	$35,737	$20,193	$22,172
Ratio of expenses to average net assets
before reimbursement	0.08%	0.15%	0.01%	0.19%	0.31%	0.02%
Ratio of expenses to average net assets after
reimbursement	0.07%	0.14%	0.01%	0.15%	0.30%	0.02%
Ratio of net investment income to average
net assets	1.37%	3.56%	0.23%	1.35%	3.93%	0.22%
Portfolio turnover rate	158.47%	209.51%	0.00%	158.47%	209.51%	0.00%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

432 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 433

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Money Market Fund

	Institutional Class

						For the Period
						June 14, 1999
	For the Six					(commencement
	Months Ended	For the Years Ended September 30				of operations)
	March 31,					to September 30,
	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income	0.01	0.01	0.02	0.05	0.06	0.02

Total gain (loss) from investment operations	0.01	0.01	0.02	0.05	0.06	0.02

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.02)	(0.05)	(0.06)	(0.02)

Total distributions	(0.01)	(0.01)	(0.02)	(0.05)	(0.06)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.50%	1.27%	1.89%	5.16%	6.19%	1.51%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$192,565	$175,247	$188,394	$35,037	$25,293	$25,378
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.05%	0.10%	0.28%	0.94%	0.91%	0.36%
Ratio of expenses to average net assets after
expense waiver and reimbursement	0.05%	0.09%	0.16%	0.16%	0.16%	0.05%
Ratio of net investment income to average
net assets	0.50%	1.27%	1.71%	4.91%	6.00%	1.52%
Portfolio turnover rate	n/a	n/a	n/a	n/a	n/a	n/a

(a) The percentages shown for this period are not annualized.

434 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class	2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 435

SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (Unaudited)

TIAA-CREF Institutional Mutual Funds

Note 1. Significant Accounting Policies

TIAA-CREF Institutional Mutual Funds (“the Funds”) is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of twenty-three series (each referred to as a “Fund”). The Growth Equity, Growth & Income, International Equity, Equity Index, Social Choice Equity, Bond and Money Market Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America (“TIAA”). The remaining sixteen Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. In addition, the Growth & Income, International Equity, and Social Choice Equity Funds opened a Retirement Class on October 1, 2002 with a $100,000 seed money investment in each class by TIAA. At March 31, 2004, TIAA had remaining seed money investment in the Funds as follows:

	Value of TIAA’s Seed Money Investment at March 31, 2004

	Retirement	Institutional	Retail
	Class	Class	Class	Total

Large-Cap Growth Index Fund	$129,218	$12,676,519	$—	$12,805,737
Large-Cap Value Index Fund	134,382	—	—	134,382
Mid-Cap Growth Index Fund	151,502	23,276,969	—	23,428,471
Mid-Cap Value Index Fund	143,850	33,588,888	—	33,732,738
Mid-Cap Blend Index Fund	148,013	20,274,987	—	20,423,000
Small-Cap Growth Index Fund	156,115	67,591,009	—	67,747,124
Small-Cap Value Index Fund	151,251	57,230,899	—	57,382,150
Small-Cap Blend Index Fund	153,339	32,103,562	—	32,256,901
International Equity Index Fund	140,572	35,476,281	—	35,616,853
Real Estate Securities Fund	157,810	158,145	12,639,181	12,955,136

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS “), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, LLC (“Services”), a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. (“Advisors”),

436 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of Investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield of such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost method. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net asset value is calculated.

Accounting for Investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Dollar Roll Transactions: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as fi-

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 437

Notes to Financial Statements (continued)

nancing transactions. Dollar rolls can enhance a Fund’s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions results in borrowing, requiring the presentation of a statement of cash flows for the Bond Fund.

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities

438 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income, Real Estate Securities, and the Inflation-Linked Bond Funds, where distributions are declared and paid quarterly; for the Bond Fund where distributions are declared and paid monthly; and for the Money Market Fund where distributions are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

Note 2. Management Agreement

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund’s net assets, based on the average daily net assets of each Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Retirement Class shares expired on September 30, 2003. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Various other expenses (including custody, audit, regulatory and trustee fees) are borne directly by the Funds/Classes. Advisors will receive the following annual percentages of each Fund’s/Classes’ average daily net assets for investment management and service agreement fees:

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 439

Notes to Financial Statements (continued)

	Investment
	Management
	Fee	Service Agreement Fee

	All	Retirement	Institutional	Retail
	Classes	Class	Class	Class

Growth Equity Fund	0.08%	—	0.04%	—
Growth & Income Fund	0.08%	0.34%	0.04%	—
International Equity Fund	0.09%	0.34%	0.03%	—
Large-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Growth Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Small-Cap Equity Fund	0.08%	0.34%	0.04%	0.19%
Large-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Large-Cap Value Index Fund	0.04%	0.34%	0.02%	—
Equity Index Fund	0.04%	—	0.02%	—
S&P 500 Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Value Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Blend Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Value Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Blend Index Fund	0.04%	0.34%	0.02%	—
International Equity Index Fund	0.04%	0.34%	0.03%	—
Real Estate Securities Fund	0.09%	0.34%	0.04%	0.33%
Social Choice Equity Fund	0.04%	0.34%	0.02%	—
Bond Fund	0.08%	—	0.04%	—
Inflation-Linked Bond Fund	0.09%	—	0.03%	0.18%
Money Market Fund	0.04%	—	0.03%	—

440 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

To limit the Funds’ expenses during their initial periods of operations, Advisors has agreed to reimburse the Funds if expenses, as described above, exceed the percentages listed below.

	Retirement	Institutional	Retail
	Class	Class	Class

Growth Equity Fund	—	0.14%	—
Growth & Income Fund	0.44%	0.14%	—
International Equity Fund	0.55%	0.20%	—
Large-Cap Value Fund	0.48%	0.14%	0.44%
Mid-Cap Growth Fund	0.48%	0.14%	0.44%
Mid-Cap Value Fund	0.48%	0.14%	0.44%
Small-Cap Equity Fund	0.48%	0.14%	0.30%
Large-Cap Growth Index Fund	0.42%	0.08%	—
Large-Cap Value Index Fund	0.44%	0.08%	—
Equity Index Fund	—	0.08%	—
S&P 500 Index Fund	0.44%	0.08%	—
Mid-Cap Growth Index Fund	0.44%	0.08%	—
Mid-Cap Value Index Fund	0.44%	0.08%	—
Mid-Cap Blend Index Fund	0.44%	0.08%	—
Small-Cap Growth Index Fund	0.44%	0.08%	—
Small-Cap Value Index Fund	0.44%	0.08%	—
Small-Cap Blend Index Fund	0.44%	0.08%	—
International Equity Index Fund	0.50%	0.15%	—
Real Estate Securities Fund	0.47%	0.15%	0.45%
Social Choice Equity Fund	0.44%	0.08%	—
Bond Fund	—	0.14%	—
Inflation-Linked Bond Fund	—	0.14%	0.30%
Money Market Fund	—	0.09%	—

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 441

Notes to Financial Statements (continued)

Note 3. Investments

At March 31,2004 net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Growth Equity Fund	$8,665,618	$7,992,993	$672,625
Growth & Income Fund	62,209,347	16,286,780	45,922,567
International Equity Fund	62,847,490	7,455,544	55,391,946
Large-Cap Value Fund	20,298,090	1,490,135	18,807,955
Mid-Cap Growth Fund	15,333,038	1,997,603	13,335,435
Mid-Cap Value Fund	8,132,047	1,228,672	6,903,375
Small-Cap Equity Fund	25,504,161	3,458,484	22,045,677
Large-Cap Growth Index Fund	8,845,879	303,947	8,541,932
Large-Cap Value Index Fund	26,800,096	400,625	26,399,471
Equity Index Fund	156,771,084	4,585,566	152,185,518
S&P 500 Index Fund	19,704,249	642,953	19,061,296
Mid-Cap Growth Index Fund	7,915,488	205,642	7,709,846
Mid-Cap Value Index Fund	9,683,759	302,567	9,381,192
Mid-Cap Blend Index Fund	14,123,515	310,770	13,812,745
Small-Cap Growth Index Fund	24,080,289	1,579,368	22,500,921
Small-Cap Value Index Fund	17,822,430	1,113,726	16,708,704
Small-Cap Blend Index Fund	41,718,000	1,712,661	40,005,339
International Equity Index Fund	20,686,582	410,727	20,275,855
Real Estate Securities Fund	19,414,249	1,441,456	17,972,793
Social Choice Equity Fund	10,109,912	6,282,709	3,827,203
Bond Fund	24,579,640	3,423,826	21,155,814
Inflation-Linked Bond Fund	18,104,355	—	18,104,355

At March 31, 2004, the Growth & Income, Equity Index, and S&P 500 Index Funds, held open futures contracts as follows:

	Futures	Number of	Market	Expiration	Unrealized
Fund	Contracts	Contracts	Value	Date	Gain

Growth & Income	S&P 500 Index	3	$843,675	June 2004	$4,596
Growth & Income	S&P 500 Mini Index	35	1,968,575	June 2004	30,344
Equity Index	Russell 2000 Mini Index	53	3,130,180	June 2004	72,736
Equity Index	S&P 500 Mini Index	329	18,504,605	June 2004	39,441
S&P 500 Index	S&P 500 Mini Index	18	1,012,410	June 2004	9,881

442 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the six months ended March 31, 2004, were as follows:

	Non-Government	Government	Non-Government	Government
	Purchases	Purchases	Sales	Sales

Growth Equity Fund	$51,587,367	$—	$45,348,087	$—
Growth & Income Fund	384,587,544	—	284,145,490	—
International Equity Fund	451,994,823	—	400,209,109	—
Large-Cap Value Fund	168,873,994	—	122,181,180	—
Mid-Cap Growth Fund	100,985,651	—	45,959,725	—
Mid-Cap Value Fund	112,136,025	—	57,401,552	—
Small-Cap Equity Fund	254,028,396	—	163,291,794	—
Large-Cap Growth Index Fund	1,760,935	—	1,465,279	—
Large-Cap Value Index Fund	30,614,053	—	14,346,782	—
Equity Index Fund	72,158,080	—	902,350,991	—
S&P 500 Index Fund	49,810,643	—	19,025,311	—
Mid-Cap Growth Index Fund	129,972	—	514,105	—
Mid-Cap Value Index Fund	406,430	—	182,884	—
Mid-Cap Blend Index Fund	4,252,783	—	1,047,714	—
Small-Cap Growth Index Fund	2,458,027	—	2,944,738	—
Small-Cap Value Index Fund	2,910,817	—	3,415,213	—
Small-Cap Blend Index Fund	6,250,881	—	2,743,511	—
International Equity Index Fund	1,293,757	—	2,404,782	—
Real Estate Securities Fund	569,882,272	—	482,054,473	—
Social Choice Equity Fund	18,570,265	—	970,368	—
Bond Fund	99,033,060	467,083,172	216,781,382	745,435,010
Inflation-Linked Bond Fund	—	590,086,860	—	472,130,855

Note 4. Trustee Fees

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 443

Notes to Financial Statements (continued)

Note 5. Shareholder Transactions

	Growth Equity Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$23,400,233	3,636,377	$52,454,125	9,946,433
Reinvestment of distributions	553,000	85,604	1,639,966	324,093
Exchanges	(24,311)	(3,781)	(452,490,186)	(84,014,329)
Redemptions	(17,523,828)	(2,708,429)	(61,100,928)	(11,487,623)

Net increase (decrease)	$6,405,094	1,009,771	$(459,497,023)	(85,231,426)

	Growth & Income Fund

	For the Six Months		For the Period October 1, 2002
	Ended		(commencement of operations) to
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	16,286
Seed money redemptions	—	—	(120,471)	(16,368)
Subscriptions	14,675,981	1,807,604	8,564,437	1,177,244
Reinvestment of distributions	73,148	8,877	16,030	2,202
Redemptions	(300,343)	(37,010)	(794,795)	(93,570)

Net increase	$14,448,786	1,779,471	$7,765,201	1,085,794

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$139,227,180	17,241,855	$170,812,357	25,200,469
Reinvestment of distributions	3,404,642	415,590	6,518,330	975,348
Exchanges	(75,842)	(9,283)	(34,303,000)	(5,296,176)
Redemptions	(63,522,687)	(7,684,838)	(93,970,949)	(13,532,587)

Net increase	$79,033,293	9,963,324	$49,056,738	7,347,054

444 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	International Equity Fund

	For the Six Months		For the Period October 1, 2002
	Ended		(commencement of operations) to
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	14,577
Seed money redemptions	—	—	(117,543)	(14,583)
Subscriptions	55,106,566	5,579,808	19,722,892	2,384,187
Reinvestment of distributions	37,317	3,721	45	6
Redemptions	(21,084,588)	(2,183,752)	(10,544,146)	(1,243,910)

Net increase	$34,059,295	3,399,777	$9,161,248	1,140,277

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$81,004,158	8,223,448	$112,100,873	15,244,095
Reinvestment of distributions	5,524,078	563,107	3,315,175	469,424
Exchanges	(52,282)	(5,116)	(1,210,000)	(172,164)
Redemptions	(65,081,304)	(6,412,760)	(18,181,307)	(2,336,776)

Net increase	$21,394,650	2,368,679	$96,024,741	13,204,579

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 445

Notes to Financial Statements (continued)

	Large-Cap Value Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(112,554)	(10,058)
Subscriptions	29,020,193	2,269,218	10,088,016	913,533
Reinvestment of distributions	1,106,174	87,514	580	59
Redemptions	(3,685,245)	(284,956)	(638,196)	(53,027)

Net increase	$26,441,122	2,071,776	$9,337,846	850,507

Institutional Class:
Seed money redemptions	$—	—	$(112,702)	(10,036)
Subscriptions	9,326,130	731,645	14,917,948	1,404,132
Reinvestment of distributions	102,938	8,169	3,501	353
Redemptions	(1,237,315)	(96,055)	(1,485,967)	(125,274)

Net increase	$8,191,753	643,759	$13,322,780	1,269,175

Retail Class:
Seed money redemptions	$—	—	$(22,535,000)	(2,011,282)
Subscriptions	8,729,282	688,846	5,196,695	479,918
Reinvestment of distributions	5,581,846	447,094	118,170	11,938
Exchanges	4,440,553	351,383	71,330,646	6,976,546
Redemptions	(338,897)	(25,979)	(100,777)	(30,634)

Net increase	$18,412,784	1,461,344	$54,009,734	5,426,486

446 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Mid-Cap Growth Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(124,422)	(10,002)
Subscriptions	40,139,404	2,790,645	27,144,891	2,239,622
Reinvestment of distributions	1,648,689	116,350	17	2
Redemptions	(5,925,058)	(413,531)	(3,371,854)	(272,786)

Net increase	$35,863,035	2,493,464	$23,648,632	1,956,836

Institutional Class:
Seed money redemptions	$—	—	$(124,702)	(10,000)
Subscriptions	958,800	66,751	2,237,098	192,934
Reinvestment of distributions	27,672	1,949	3	—
Redemptions	(135,761)	(9,301)	(720,432)	(47,985)

Net increase	$850,711	59,399	$1,391,967	134,949

Retail Class:
Seed money redemptions	$—	—	$(12,313,236)	(980,147)
Subscriptions	15,591,790	1,080,840	10,139,848	876,040
Reinvestment of distributions	1,221,595	86,235	1,763	176
Exchanges	7,744,605	542,079	11,342,187	960,214
Redemptions	(3,010,352)	(209,443)	(1,367,539)	(140,484)

Net increase	$21,547,638	1,499,711	$7,803,023	715,799

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 447

Notes to Financial Statements (continued)

	Mid-Cap Value Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(113,602)	(10,062)
Subscriptions	41,032,855	3,004,432	15,117,447	1,341,584
Reinvestment of distributions	1,210,066	90,506	608	62
Redemptions	(3,601,261)	(260,719)	(454,988)	(30,912)

Net increase	$38,641,660	2,834,219	$14,549,465	1,300,672

Institutional Class:
Seed money redemptions	$—	—	$(113,844)	(10,039)
Subscriptions	1,785,862	131,101	4,360,446	404,250
Reinvestment of distributions	76,386	5,705	527	54
Redemptions	(336,523)	(24,116)	(923,323)	(70,857)

Net increase	$1,525,725	112,690	$3,323,806	323,408

Retail Class:
Seed money redemptions	$—	—	$(11,311,423)	(985,423)
Subscriptions	10,354,366	764,546	6,764,962	645,657
Reinvestment of distributions	780,846	58,929	66,254	6,804
Exchanges	7,664,625	569,996	4,390,626	405,620
Redemptions	(2,164,907)	(156,581)	(2,305,675)	(260,851)

Net increase (decrease)	$16,634,930	1,236,890	$(2,395,256)	(188,193)

448 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Small-Cap Equity Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(119,245)	(10,037)
Subscriptions	71,638,500	5,090,044	30,933,306	2,572,711
Reinvestment of distributions	3,788,891	277,371	370	37
Redemptions	(14,817,200)	(1,079,839)	(3,362,631)	(272,269)

Net increase	$60,610,191	4,287,576	$27,451,800	2,290,442

Institutional Class:
Seed money redemptions	$—	—	$(119,593)	(10,025)
Subscriptions	15,895,283	1,147,530	19,250,389	1,742,676
Reinvestment of distributions	1,168,635	85,239	2,154	218
Redemptions	(1,509,633)	(106,783)	(3,118,371)	(268,465)

Net increase	$15,554,285	1,125,986	$16,014,579	1,464,404

Retail Class:
Seed money redemptions	$—	—	$(24,933,917)	(1,987,900)
Subscriptions	14,056,979	1,004,133	8,430,302	746,781
Reinvestment of distributions	2,869,958	211,007	89,191	9,060
Exchanges	8,083,903	573,007	18,414,161	1,665,247
Redemptions	(2,170,831)	(154,160)	(1,687,974)	(186,551)

Net increase	$22,840,009	1,633,987	$311,763	246,637

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 449

Notes to Financial Statements (continued)

	Large-Cap Growth Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$241,257	21,422	$86,074	7,450
Reinvestment of distributions	33,376	3,070	276	28
Redemptions	(231,605)	(20,664)	(2,487)	(225)

Net increase	$43,028	3,828	$83,863	7,253

Institutional Class:
Seed money redemptions	$(18,512,000)	(1,661,426)	$(47,774,000)	(4,114,986)
Subscriptions	20,713,022	1,864,646	6,961,173	642,380
Reinvestment of distributions	5,145,089	478,168	251,394	25,445
Exchanges	24,311	2,274	—	—
Redemptions	(990,899)	(86,315)	(650,827)	(62,822)

Net increase (decrease)	$6,379,523	597,347	$(41,212,260)	(3,509,983)

450 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Large-Cap Value Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$4,162	343	$47,144	4,169
Reinvestment of distributions	7,756	625	711	71
Redemptions	—	—	(598)	(58)

Net increase	$11,918	968	$47,257	4,182

Institutional Class:
Seed money redemptions	$(20,743,148)	(1,676,341)	$(49,871,000)	(4,399,560)
Subscriptions	50,800,264	4,036,794	54,857,276	5,366,264
Reinvestment of distributions	4,531,554	366,927	477,650	47,957
Exchanges	4,049	324	9,413,000	963,808
Redemptions	(14,284,562)	(1,122,096)	(1,555,759)	(153,751)

Net increase	$20,308,157	1,605,608	$13,321,167	1,824,718

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 451

Notes to Financial Statements (continued)

	Equity Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$168,079,516	19,227,169	$483,168,849	67,125,717
Reinvestment of distributions	19,868,882	2,283,780	8,062,610	1,168,281
Exchanges	(1,869)	(214)	441,681,186	61,511,968
Redemptions	(979,187,140)	(113,681,888)	(204,150,122)	(26,584,626)

Net increase (decrease)	$(791,240,611)	(92,171,153)	$728,762,523	103,221,340

	S&P 500 Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(113,443)	(10,048)
Subscriptions	21,406,706	1,689,029	14,216,880	1,298,977
Reinvestment of distributions	100,603	7,878	481	48
Redemptions	(1,064,228)	(82,668)	(1,864,361)	(178,940)

Net increase	$20,443,081	1,614,239	$12,239,557	1,110,037

Institutional Class:
Seed money redemptions	$(29,559,528)	(2,352,318)	$(24,992,000)	(2,174,495)
Subscriptions	61,817,454	4,877,119	51,153,412	4,670,172
Reinvestment of distributions	963,580	75,813	228,539	22,831
Exchanges	66,317	5,201	—	—
Redemptions	(22,377,296)	(1,712,184)	(2,895,831)	(276,284)

Net increase	$10,910,527	893,631	$23,494,120	2,242,224

452 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Mid-Cap Growth Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$40,577	3,034	$168,378	13,526
Reinvestment of distributions	42,267	3,325	50	5
Redemptions	(33,099)	(2,498)	(436)	(43)

Net increase	$49,745	3,861	$167,992	13,488

Institutional Class:
Seed money redemptions	$(989,000)	(73,040)	$(10,204,000)	(795,882)
Subscriptions	699,554	52,026	707,800	62,567
Reinvestment of distributions	2,855,448	224,838	43,055	4,234
Redemptions	(35,340)	(2,601)	(42,145)	(3,462)

Net increase (decrease)	$2,530,662	201,223	$(9,495,290)	(732,543)

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 453

Notes to Financial Statements (continued)

	Mid-Cap Value Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$(133,883)	(11,739)	$189,494	16,120
Reinvestment of distributions	5,967	456	692	71
Redemptions	(16,858)	(1,227)	(664)	(68)

Net increase (decrease)	$(144,774)	(12,510)	$189,522	16,123

Institutional Class:
Seed money redemptions	$(740,000)	(56,918)	$(140,000)	(12,060)
Subscriptions	822,802	63,235	1,298,848	126,654
Reinvestment of distributions	1,298,757	99,445	184,026	18,817
Redemptions	(80,445)	(6,048)	(58,960)	(5,556)

Net increase	$1,301,114	99,714	$1,283,914	127,855

454 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Mid-Cap Blend Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$181,808	13,524	$125,780	10,552
Reinvestment of distributions	13,405	985	436	44
Redemptions	(54,353)	(3,865)	(476)	(46)

Net increase	$140,860	10,644	$125,740	10,550

Institutional Class:
Seed money redemptions	$(8,159,000)	(593,831)	$(9,036,000)	(752,144)
Subscriptions	12,630,495	922,482	14,360,851	1,298,057
Reinvestment of distributions	893,355	65,882	138,772	13,877
Redemptions	(1,208,047)	(87,817)	(618,328)	(56,953)

Net increase	$4,156,803	306,716	$4,845,295	502,837

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 455

Notes to Financial Statements (continued)

	Small-Cap Growth Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$1,629,044	111,235	$42,780	3,571
Reinvestment of distributions	11,170	789	162	16
Redemptions	(1,056,447)	(72,254)	(1,433)	(144)

Net increase	$583,767	39,770	$41,509	3,443

Institutional Class:
Seed money redemptions	$(1,345,000)	(92,237)	$(6,150,000)	(496,608)
Subscriptions	350,467	24,057	2,215,435	189,108
Reinvestment of distributions	3,691,303	260,869	136,504	13,609
Redemptions	(138,562)	(10,615)	(2,003)	(141)

Net increase (decrease)	$2,558,208	182,074	$(3,800,064)	(294,032)

	Small-Cap Value Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$1,378,378	100,545	$13,493	1,183
Reinvestment of distributions	12,267	930	616	64
Redemptions	(1,357,412)	(99,071)	(1,179)	(114)

Net increase	$33,233	2,404	$12,930	1,133

Institutional Class:
Seed money redemptions	$(2,310,000)	(172,505)	$(5,425,000)	(469,472)
Subscriptions	1,796,898	134,844	3,623,637	355,533
Reinvestment of distributions	4,487,195	340,455	310,953	32,090
Redemptions	(147,181)	(10,841)	(327,957)	(30,420)

Net increase (decrease)	$3,826,912	291,953	$(1,818,367)	(112,269)

456 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Small-Cap Blend Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$158,800	11,474	$29,311	2,445
Reinvestment of distributions	12,757	910	390	40
Redemptions	(39,148)	(2,682)	(397)	(40)

Net increase	$132,409	9,702	$29,304	2,445

Institutional Class:
Seed money redemptions	$(18,659,000)	(1,330,211)	$(9,999,000)	(817,047)
Subscriptions	32,355,220	2,279,084	42,639,930	4,218,657
Reinvestment of distributions	4,628,754	330,862	202,648	20,553
Exchanges	—	—	6,903,000	726,988
Redemptions	(10,580,026)	(729,623)	(1,589,794)	(144,052)

Net increase	$7,744,948	550,112	$38,156,784	4,005,099

	International Equity Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$60,239	4,471	$1,370	140
Reinvestment of distributions	3,185	246	359	38
Redemptions	—	—	(1,320)	(140)

Net increase	$63,424	4,717	$409	38

Institutional Class:
Seed money redemptions	$(32,824,000)	(2,449,396)	$(1,175,000)	(103,388)
Subscriptions	32,722,373	2,440,701	7,199,224	718,718
Reinvestment of distributions	1,711,167	131,828	216,002	22,571
Exchanges	52,282	3,904	—	—
Redemptions	(772,035)	(58,658)	(337,624)	(34,966)

Net increase	$889,787	68,379	$5,902,602	602,935

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 457

Notes to Financial Statements (continued)

	Real Estate Securities Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$55,166,017	4,222,589	$14,519,010	1,264,727
Reinvestment of distributions	3,477,869	281,920	124,776	10,422
Redemptions	(5,287,198)	(412,226)	(1,618,789)	(139,655)

Net increase	$53,356,688	4,092,283	$13,024,997	1,135,494

Institutional Class:
Subscriptions	$43,716,052	3,434,697	$69,213,255	6,480,028
Reinvestment of distributions	10,285,487	845,654	1,480,117	128,275
Exchanges	—	—	16,645,695	1,717,772
Redemptions	(29,424,662)	(2,267,144)	(3,039,819)	(271,097)

Net increase	$24,576,877	2,013,207	$84,299,248	8,054,978

Retail Class:
Seed money redemptions	$(10,000,000)	(794,912)	$(5,000,000)	(428,816)
Subscriptions	35,482,471	2,774,814	18,825,800	1,697,560
Reinvestment of distributions	7,063,930	587,211	1,366,555	124,851
Exchanges	11,567,487	905,204	11,336,676	1,047,509
Redemptions	(4,608,068)	(360,401)	(1,199,919)	(115,856)

Net increase	$39,505,820	3,111,916	$25,329,112	2,325,248

458 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Social Choice Equity Fund

	For the Six Months		For the Period October 1, 2002
	Ended		(commencement of operations) to
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	15,601
Seed money redemptions	—	—	(123,539)	(15,658)
Subscriptions	10,836,774	1,221,169	9,411,256	1,186,334
Reinvestment of distributions	51,990	5,822	395	57
Redemptions	(1,421,688)	(159,596)	(664,745)	(70,715)

Net increase	$9,467,076	1,067,395	$8,723,367	1,115,619

Institutional Class:
Seed money redemptions	$—	—	$(17,000,661)	(2,145,468)
Subscriptions	10,199,134	1,163,680	23,350,327	3,226,023
Reinvestment of distributions	642,990	73,150	437,624	64,168
Redemptions	(2,156,752)	(251,550)	(2,893,066)	(409,783)

Net increase	$8,685,372	985,280	$3,894,224	734,940

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 459

Notes to Financial Statements (continued)

	Bond Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$266,725,935	25,398,415	$429,495,177	40,090,379
Reinvestment of distributions	43,242,601	4,181,286	53,321,807	4,975,371
Exchanges	(393,679)	(37,637)	(87,803,695)	(8,207,618)
Redemptions	(770,646,809)	(72,101,837)	(148,756,430)	(13,832,867)

Net increase (decrease)	$(461,071,952)	(42,559,773)	$246,256,859	23,025,265

	Inflation-Linked Bond Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Seed money redemptions	$(114,884)	(10,482)	$—	—
Subscriptions	147,689,281	13,895,539	116,527,629	11,253,433
Reinvestment of distributions	5,649,439	532,209	3,682,819	350,556
Exchanges	10,892	988	103,137,000	10,095,259
Redemptions	(47,156,150)	(4,418,520)	(4,979,603)	(477,474)

Net increase	$106,078,578	9,999,734	$218,367,845	21,221,774

Retail Class:
Seed money redemptions	$—	—	$(23,663,489)	(2,248,481)
Subscriptions	11,621,325	1,098,719	14,709,757	1,432,062
Reinvestment of distributions	520,810	49,600	1,104,168	107,419
Exchanges	3,517,509	324,847	6,383,135	626,487
Redemptions	(1,314,273)	(124,434)	(1,680,573)	(164,098)

Net increase (decrease)	$14,345,371	1,348,732	$(3,147,002)	(246,611)

460 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Notes to Financial Statements (continued)

	Money Market Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$105,537,859	105,537,859	$30,053,623	30,053,623
Reinvestment of distributions	620,014	620,014	2,125,322	2,125,322
Exchanges	390,132	390,132	(1,973,000)	(1,973,000)
Redemptions	(89,230,680)	(89,230,680)	(43,352,098)	(43,352,098)

Net increase (decrease)	$17,317,325	17,317,325	$(13,146,153)	(13,146,153)

Note 6. Distributions to Shareholders

The tax character of distributions paid to shareholders during the six months ended September 30, 2003 were as follows:

	Ordinary	Long-term
	Income	Capital gain	Total

Growth Equity Fund	$2,478,533	$—	$2,478,533
Growth & Income Fund	6,788,284	—	6,788,284
International Equity Fund	3,988,594	—	3,988,594
Large-Cap Value Fund	128,605	—	128,605
Mid-Cap Growth Fund	1,799	—	1,799
Mid-Cap Value Fund	70,156	—	70,156
Small-Cap Equity Fund	94,642	—	94,642
Large-Cap Growth Index Fund	253,840	—	253,840
Large-Cap Value Index Fund	483,547	1,333	484,880
Equity Index Fund	7,297,647	2,460,949	9,758,596
S&P 500 Index Fund	279,508	241	279,749
Mid-Cap Growth Index Fund	43,257	—	43,257
Mid-Cap Value Index Fund	186,852	1,304	188,156
Mid-Cap Blend Index Fund	145,416	847	146,263
Small-Cap Growth Index Fund	136,064	1,397	137,461
Small-Cap Value Index Fund	322,181	3,254	325,435
Small-Cap Blend Index Fund	213,262	1,289	214,551

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 461

Notes to Financial Statements (concluded)

	Ordinary	Long-term
	Income	Capital gain	Total

International Equity Index Fund	$234,835	$—	$234,835
Real Estate Securities Fund	3,479,173	10,196	3,489,369
Social Choice Equity Fund	554,465	—	554,465
Bond Fund	59,141,868	3,007,625	62,149,493
Inflation-Linked Bond Fund	5,206,994	—	5,206,994
Money Market Fund	2,253,057	—	2,253,057

The tax character of the fiscal year 2004 distributions will be determined at the end of the fiscal year.

Note 7. Line of Credit

Each of the Funds, except the Real Estate Securities, Bond, and Money Market Funds, participate in a $2.25 billion unsecured revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended March 31, 2004, there were no borrowings under this credit facility by the Funds.

The Bond Fund participates in a letter of credit agreement in the amount of $9 million for the purpose of facilitating the settlement of transactions in the mortgage-backed securities market. For the six months ended March 31, 2004, there were no borrowings under this agreement.

Note 8. In-Kind Redemptions

During the six months ended March 31, 2004, the Institutional Class of the following funds had in-kind redemptions consisting of marketable securities, which are included in redemptions in shareholder transactions in Note 5.

Equity Index Fund	$901,193,327
Bond Fund	664,398,400

462 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

2003 TIAA-CREF Institutional Mutual Funds Special Meeting

On December 15, 2003, at a special meeting of shareholders, the following persons were elected to serve on the Board:

Nominee	Dollars For	Percent	Dollars Withheld	Percent

Willard T. Carleton	$4,006,730,726.02	98.677%	$53,728,039.15	1.323%
Martin J. Gruber	4,012,058,123.55	98.808	48,400,641.62	1.192
Bridget A. Macaskill	4,012,752,040.36	98.825	47,706,724.81	1.175

Nancy L. Jacob, Bevis Longstreth, Stephen A. Ross, Maceo K. Sloan, and Robert W. Vishny continued in office.

2004 Semiannual Report Institutional Class • TIAA-CREF Institutional Mutual Funds	| 463

Management

Current TIAA-CREF Institutional Mutual Funds Board of Trustees and Executive Officers

Disinterested Trustees

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

WILLARD T. CARLETON	70	Trustee	Indefinite term.	Professor of Finance Emeritus, University of	53	None
4911 E. Parade Ground Loop			Trustee since 2003.	Arizona, College of Business and Public
Tucson, AZ 85712-6623				Administration. Formerly, Donald R.
Diamond Professor of Finance, University
of Arizona, 1999-2001, and Karl L. Eller
Professor of Finance, University of Arizona,
1984-1999. Trustee of TIAA, 1984-2003.

MARTIN J. GRUBER	66	Chairman of the	Indefinite term.	Nomura Professor of Finance, New York	53	Director, Scudder
New York University		Board of Trustees	Trustee since 2000.	University, Stern School of Business.		Investments New York,
Stern School of Business				Formerly, Chairman, Department of		Japan Equity Fund, Inc., the
Henry Kaufman Management				Finance, New York University, Stern School		Singapore Fund, Inc., and
Education Center				of Business. Trustee of TIAA, 1996-2000.		the Thai Capital Fund, Inc.
44 West 4th Street, Suite 988
New York, NY 10012

NANCY L. JACOB	61	Trustee	Indefinite term.	President and Managing Principal, Windermere	53	None
Windermere Investment Associates			Trustee since 1999.	Investment Associates. Formerly, Chairman and
121 S.W. Morrison Street				Chief Executive Officer, CTC Consulting, Inc.,
Suite 925				and Executive Vice President, U.S. Trust of the
Portland, OR 97204				Pacific Northwest.

BEVIS LONGSTRETH	70	Trustee	Indefinite term.	Retired Partner, Debevoise & Plimpton.	53	Member of the Board of
Debevoise & Plimpton			Trustee since 1999.	Formerly, Partner and Of Counsel of		Directors of AMVESCAP,
919 Third Avenue				Debevoise & Plimpton, Adjunct Professor		PLC and Chairman of
New York, NY 10022-6225				at Columbia University School of Law and		the Investment
				Commissioner of the U.S. Securities and		Committee of the
				Exchange Commission.		Nathan Cummings
Foundation.

BRIDGET A. MACASKILL	55	Trustee	Indefinite term.	Formerly, Chairman, Oppenheimer Funds,	53	Director, J Sainsbury plc
160 East 81st Street			Trustee since 2003.	Inc., 2000-2001. Chief Executive Officer,		and Prudential plc.
New York, NY 10028				1995-2001; President, 1991-2000; and
Chief Operating Officer, 1989-1995 of that firm.

STEPHEN A. ROSS	60	Trustee	Indefinite term.	Franco Modigliani Professor of Finance and	53	Director, Freddie Mac and
Sloan School of Management			Trustee since 1999.	Economics, Sloan School of Management,		Algorithmics, Inc.; Co-
Massachusetts Institute				Massachusetts Institute of Technology,		Chairman, Roll & Ross Asset
of Technology				Co-Chairman, Roll & Ross Asset Management		Management Corp.; and
77 Massachusetts Avenue				Corp., and CEO of Compensation Valuation		Principal, IV Capital, Ltd.
Cambridge, MA 02139				Incorporated. Formerly, Sterling Professor of
Economics and Finance, Yale School of
Management, Yale University.

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Disinterested Trustees (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

MACEO K. SLOAN	54	Trustee	Indefinite term.	Chairman, President and Chief Executive	53	Director, SCANA
NCM Capital Management			Trustee since 1999.	Officer, Sloan Financial Group, Inc., and		Corporation and M&F
Group, Inc.				Chairman and Chief Executive Officer,		Bancorp, Inc.
2634 Chapel Hill Boulevard,				NCM Capital Management Group, Inc.,
Suite 206				since 1991.
Durham, NC 27707

ROBERT W. VISHNY	45	Trustee	Indefinite term.	Eric J. Gleacher Distinguished Service	53	None
University of Chicago			Trustee since 1999.	Professor of Finance, University of Chicago,
Graduate School of Business				Graduate School of Business. Founding
1101 East 58th Street				Partner, LSV Asset Management.
Chicago, IL 60637

Executive Officers

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer	Held by Officer

HERBERT M. ALLISON, JR.	60	President and	Indefinite term.	Chairman, President and Chief Executive .	N/A	Member of the Board of
TIAA-CREF		Chief Executive	President and	Officer of TIAA. President and Chief Executive		Directors of the New York
730 Third Avenue		Officer	Chief Executive	Officer of CREF, TIAA-CREF Mutual Funds,		Stock Exchange
New York, NY 10017-3206			Officer since 2002.	TIAA-CREF Institutional Mutual Funds,
TIAA-CREF Life Funds and TIAA Separate
Account VA-1 (these funds are collectively
referred to as the “TIAA-CREF Funds”).
Formerly, President and Chief Executive
Officer of Alliance for LifeLong Learning, Inc.,
2000-2002. President, Chief Operating Officer
and Member of the Board of Directors of
Merrill Lynch & Co., Inc., 1997-1999.

GARY CHINERY	54	Vice President	Indefinite term.	Vice President of TIAA and Treasurer of TIAA	N/A	N/A
TIAA-CREF		and Treasurer	Vice President	and the TIAA-CREF Funds. Vice President
730 Third Avenue			and Treasurer	and Treasurer of Teachers Advisors, Inc.
New York, NY 10017-3206			since 2004.	(“Advisors”), TIAA-CREF Investment
Management, LLC (“Investment Management”),
TIAA-CREF Individual and Institutional
Services, LLC (“Services”), Teachers Personal
Investors Services, Inc. (“TPIS”), TIAA-CREF
Tuition Financing, Inc. (“Tuition Financing”)
and TIAA-CREF Life Insurance Company
(“TIAA-CREF Life”).

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Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer	Held by Officer

SCOTT C. EVANS	44	Executive Vice	Indefinite term.	Executive Vice President, Chief Investment	N/A	N/A
TIAA-CREF		President, Chief	Executive Vice	Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue		Investment Officer	President since	President and Chief Executive Officer of
New York, NY 10017-3206			1999. Chief Investment	Investment Management and Advisors.
			Officer since 2004.	Director of TIAA-CREF Life and Advisors;
and Manager of Investment Management.

I. STEVEN GOLDSTEIN	51	Executive Vice	Indefinite term.	Executive Vice President, Public Affairs, of	N/A	N/A
TIAA-CREF		President	Executive Vice	TIAA and the TIAA-CREF Funds. Director of
730 Third Avenue			President since	TIAA-CREF Life. Formerly, Advisor for
New York, NY 10017-3206			2003	McKinsey & Company, 2003; Vice President,
Corporate Communications for Dow Jones & Co.
and The Wall Street Journal, 2001-2002;
and Senior Vice President and Chief
Communications Officer for Insurance
Information Institute, 1993-2001.

E. LAVERNE JONES	55	Vice President	Indefinite term.	Vice President and Corporate Secretary of	N/A	N/A
TIAA-CREF		and Corporate	Vice President	TIAA and the TIAA-CREF Funds.
730 Third Avenue		Secretary	and Corporate
New York, NY 10017-3206			Secretary since 1999.

SUSAN S. KOZIK	46	Executive Vice	Indefinite term.	Executive Vice President and Chief Technology	N/A	N/A
TIAA-CREF		President	Executive Vice	Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue			President since 2003.	Formerly, Vice President of IT Operations
New York, NY 10017-3206				and Services, Lucent Technologies, 2000-2003;
and Senior Vice President and Chief
Technology Officer, Penn Mutual Life
Insurance Company, 1997-2000.

GEORGE W. MADISON	50	Executive Vice	Indefinite term.	Executive Vice President and General	N/A	N/A
TIAA-CREF		President	Executive Vice	Counsel of TIAA and the TIAA-CREF Funds.
730 Third Avenue			President since 2003.	Formerly, Executive Vice President,
New York, NY 10017-3206				Corporate Secretary, and General Counsel
of Comerica Incorporated.

ERWIN W. MARTENS	48	Executive Vice	Indefinite term.	Executive Vice President, Risk Management,	N/A	N/A
TIAA-CREF		President	Executive Vice	of TIAA and the TIAA-CREF Funds. Director
730 Third Avenue			President since 2003.	of Advisors, Services, TPIS, Tuition
New York, NY 10017-3206				Financing and TIAA-CREF Life and
Manager of Investment Management. Formerly,
Managing Director and Chief Risk Officer,
Putnam Investments, 1999-2003; and
Head and Deputy Head of Global Market
Risk Management, 1997-1999.

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Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer	Held by Officer

ELIZABETH A. MONRAD	49	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial	N/A	Director, Colgate-
TIAA-CREF		President	Executive Vice	Officer of TIAA, the TIAA-CREF Funds, Advisors and		Palmolive Company
730 Third Avenue			President since 2003.	Investment Management. Executive Vice President
New York, NY 10017-3206				of TPIS, Services and Tuition Financing. Director of
Advisors, TPIS, Tuition Financing and TIAA-CREF
Life. Manager of Investment Management and
Services. Executive Vice President, Finance,
Actuarial and Facilities of TIAA-CREF Life.
Formerly, Chief Financial Officer and Senior Vice
President of General Re (2000-2003),
Chief Financial Officer of its North American
Reinsurance Operations (1997-2000).
Formerly, Partner Coopers & Lybrand.

FRANCES NOLAN	46	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of	N/A	N/A
TIAA-CREF		President	Executive Vice	TIAA and the TIAA-CREF Funds. President,
730 Third Avenue			President since 2000.	Chief Executive Officer and Manager of
New York, NY 10017-3206				Services. Director of TPIS, Tuition Financing
and TIAA-CREF Life. Formerly, Executive
Vice President, Retirement Services,
CREF and TIAA, 2000-2003; Vice President,
Eastern Division, 1994-2000.

DERMOT J. O’BRIEN	38	Executive Vice	Indefinite term.	Executive Vice President, Human Resources,	N/A	N/A
TIAA-CREF		President	Executive Vice	of TIAA and the TIAA-CREF Funds. Director,
730 Third Avenue			President since 2003.	TIAA-CREF Life. Formerly, First Vice President
New York, NY 10017-3206				and Head of Human Resources, International
Private Client Division, Merrill Lynch & Co.,
1999-Feb. 2003; and Vice President and
Head of Human Resources—Japan
Morgan Stanley, 1998-1999.

BERTRAM L. SCOTT	53	President	Indefinite term.	Executive Vice President, Product	N/A	N/A
TIAA-CREF			President since 2003.	Management, of TIAA and the TIAA-CREF
730 Third Avenue				Funds. Chairman of the Board, President
New York, NY 10017-3206				and Chief Executive Officer of TIAA-CREF
Life. Director of TPIS; Manager of Services;
President and Director of Tuition Financing.
Formerly, President and Chief Executive
Officer, Horizon Mercy, 1996-2000.

JOHN A. SOMERS	60	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the	N/A	N/A
TIAA-CREF		President	Executive Vice	TIAA-CREF Funds. Executive Vice President
730 Third Avenue			President since 1999.	of Investment Management and Advisors
New York, NY 10017-3206				and Director of TIAA-CREF Life.

The fund’s Statement of Additional Information (SAI) includes additional information about the fund’s directors and is available, without charge, upon request, by calling 877 518-9161.

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472 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Institutional Class

Information

TIAA-CREF Web Center

   Account performance, personal account
   information and transactions, product
   descriptions, calculators to estimate retirement
   income and allocate assets, and information
   about investment choices and income options

   TIAA-CREF.org
   24 hours a day, 7 days a week

Telephone Counseling Center

   Retirement saving and planning, income
   options and payments, and tax reporting

   800 842-2776
   8 a.m. to 10 p.m. ET, Monday–
   Friday 9 a.m. to 6 p.m. ET, Saturday

Planning and Service Center

   TIAA-CREF Mutual Funds, after-tax
   annuities, and life insurance

   800 223-1200
   8 a.m. to 10 p.m. ET,
   Monday–Friday

Automated Telephone Service

   Account performance, personal account
   information and transactions, and
   product information

   800 842-2252
   24 hours a day, 7 days a week

For Hearing- or Speech-Impaired
Participants

   800 842-2755
   8 a.m. to 10 p.m. ET, Monday–Friday
   9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF Trust Company, FSB

   Asset management, trust administration,
   estate planning, planned giving, and
   endowment management

   888 842-9001
   8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF Tuition Financing, Inc.

   Tuition financing programs

   888 381-8283
   8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges, and expenses carefully before investing. Please call 877 518-9161 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

PRST STD U.S. POSTAGE PAID TIAA-CREF

Printed on recycled paper C31790	A10844 05/04

2004 semiannual report

TIAA-CREF
Institutional
Mutual Funds
Retirement Class

Financial statements (unaudited)
including statements of investments
March 31, 2004

growth & income	mid-cap growth index
international equity	mid-cap value index
large-cap value	mid-cap blend index
mid-cap growth	small-cap growth index
mid-cap value	small-cap value index
small-cap equity	small-cap blend index
large-cap growth index	international equity index
large-cap value index	real estate securities
S&P 500 index	social choice equity

Retirement Class Performance Overview as of 3/31/2004
		Average Annual Compound Rates
		of Total Return
	Inception Date	1 year	Since Inception
Equities
Growth & Income Fund	10/1/2002	33.08%	23.38%
International Equity Fund	10/1/2002	58.22	34.46
Large-Cap Value Fund	10/1/2002	46.54	31.93
Mid-Cap Growth Fund	10/1/2002	49.05	40.10
Mid-Cap Value Fund	10/1/2002	56.06	38.72
Small-Cap Equity Fund	10/1/2002	64.38	40.99
Large-Cap Growth Index Fund	10/1/2002	31.49	24.58
Large-Cap Value Index Fund	10/1/2002	39.87	28.15
S&P 500 Index Fund	10/1/2002	34.18	25.57
Mid-Cap Growth Index Fund	10/1/2002	48.75	37.91
Mid-Cap Value Index Fund	10/1/2002	50.84	33.71
Mid-Cap Blend Index Fund	10/1/2002	49.92	35.50
Small-Cap Growth Index Fund	10/1/2002	62.36	41.00
Small-Cap Value Index Fund	10/1/2002	63.72	38.26
Small-Cap Blend Index Fund	10/1/2002	62.83	39.42
International Equity Index Fund	10/1/2002	56.31	32.53
Real Estate Securities Fund	10/1/2002	55.01	38.20
Social Choice Equity Fund	10/1/2002	37.11	27.65

Due to market volatility, recent performance of the TIAA-CREF Institutional Mutual Funds may differ from the figures shown in this report. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 842-2888. Past performance should not be taken as a guarantee of future rates of return. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less upon redemption.

The TIAA-CREF Institutional Mutual Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company. The Russell indexes are not mutual funds, and you cannot invest directly in them.

2004 Semiannual Report | TIAA-CREF Institutional Mutual Funds | Retirement Class

With This Report, A New Look

The format of this year’s TIAA-CREF Institutional Mutual Funds Semiannual Report is new. While the page size is smaller, the report offers more information about the funds in which you’ve invested. This smaller size cuts printing costs—savings that benefit all investors. We have added new features, including an Investor Insight box with useful information about each fund, and a description of each fund’s benchmark. These features respond to requests from investors and are part of our ongoing commitment to communicate clearly about investment performance.

Contents

Report to Investors	2	Small-Cap Equity Fund	92
		Large-Cap Growth Index Fund	118
Fund Performance		Large-Cap Value Index Fund	128
Growth & Income Fund	4	S&P 500 Index Fund	141
International Equity Fund	7	Mid-Cap Growth Index Fund	151
Large-Cap Value Fund	10	Mid-Cap Value Index Fund	160
Mid-Cap Growth Fund	13	Mid-Cap Blend Index Fund	170
Mid-Cap Value Fund	16	Small-Cap Growth Index Fund	183
Small-Cap Equity Fund	19	Small-Cap Value Index Fund	201
Large-Cap Growth Index Fund	22	Small-Cap Blend Index Fund	220
Large-Cap Value Index Fund	25	International Equity Index Fund	248
S&P 500 Index Fund	28	Real Estate Securities Fund	264
Mid-Cap Growth Index Fund	31	Social Choice Equity Fund	266
Mid-Cap Value Index Fund	34
Mid-Cap Blend Index Fund	37	Financial Statements
Small-Cap Growth Index Fund	40	Statements of Assets and
Small-Cap Value Index Fund	43	Liabilities	280
Small-Cap Blend Index Fund	46	Statements of Operations	286
International Equity Index Fund	49	Statements of Changes in
Real Estate Securities Fund	52	Net Assets	292
Social Choice Equity Fund	55	Financial Highlights	304
		Notes to Financial Statements	340
Statement of Investments
Growth & Income Fund	58	2003 TIAA-CREF Institutional
International Equity Fund	63	Mutual Funds Special Meeting	367
Large-Cap Value Fund	73
Mid-Cap Growth Fund	79	Management	368
Mid-Cap Value Fund	87
		For More Information	Back Cover

Report to Investors

This report contains the performance and financial statements for the Retirement Share Class of the TIAA-CREF Institutional Mutual Funds for the six-month period that ended March 31, 2004. The financial statements include information about other share classes that are not the subject of this report.

     World stock markets produced extraordinary gains during the 12 months that ended on March 31, 2004. The Morgan Stanley World IndexSM soared 43.87%, in dollar terms, during this period. Momentum slowed, however, during the first quarter of 2004, when the index posted a return of 2.62%. In the United States, the Russell 3000® Index, which tracks the broad domestic stock market, advanced 38.19% for 12 months, having returned 2.23% for the first quarter.

     The rally in stocks, which began in March 2003, was spurred by economic recovery in the United States and by mushrooming growth in China, both of which improved the prospects for growth worldwide.

     Between January and March of 2004, however, monthly inflows of money into U.S. equity funds dropped by nearly half. A widespread concern that may have affected flows was that any hike in interest rates by the Federal Reserve would slow the recovery, while also making bonds a more competitive alternative to equities.

     Investors’ preferences for value stocks versus growth issues produced a significant shift in the stock market. During the 12 months that ended on September 30, 2003, the Russell 3000 Growth Index had outperformed its value counterpart, the Russell 3000 Value Index, 26.94% to 24.89%. During the fourth quarter of 2003, value stocks took the lead, and by the end of the first quarter of 2004, value stocks had posted a six-month return of 18.16%, versus 11.84% for growth stocks.

     Regardless of this shift, small- and mid-cap stocks were still outpacing stocks of larger companies. For the six-month period, the small-cap Russell 2000® Index climbed 21.69% and the Russell Midcap® Index gained 19.83%, while the predominantly large-cap Russell 1000® returned 14.40%.

The five-year period that ended in March 2004 provides a textbook case of the value of diversification.

     All 18 of the funds reported on here achieved double-digit gains for the six-month period. Their returns varied from 11.09% for the Large-Cap Growth Index Fund to 24.11% for the Small-Cap Value Index Fund. Four of the five funds using the Dual Investment Management Strategy®

2 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Scott Evans
Executive Vice President and
Chief Investment Officer

surpassed their benchmarks, as did the Social Choice Equity Fund and the Small-Cap Equity Fund, which is managed using quantitative techniques. Our 10 indexed funds produced returns comparable to their benchmarks’, minus the effects of expenses.

     Real estate securities continued to post strong gains during the period, and the Real Estate Securities Fund registered a return of 24.15%.

     Detailed explanations of the funds’ performance appear on the following pages.

     The five-year period that ended in March 2004 provides a textbook case of the value of diversification. Back in the first quarter of 1999, portfolio managers had just experienced four consecutive years in which the Russell 3000 gained 20% or more each year. How many investors expected that, over the next five years, the U.S. bond market, as measured by the Lehman Brothers index, would produce a cumulative return of 42.17%, versus only 0.72% for the Russell 3000? (For the decade ending in March 2004, however, the Russell 3000 posted a cumulative return of 195.78%, versus 106.89% for the Lehman index.) Unexpected results like those make diversification crucial to any successful investment plan. The 18 TIAA-CREF Institutional Mutual Funds offerings available for retirement investors can help you to build a diversified portfolio.

Scott Evans
Executive Vice President and
Chief Investment Officer

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 3

Growth & Income Fund | Dividend-Paying Stocks

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Growth & Income Fund returned 13.16% for the Retirement Share Class, compared with 14.08% for the fund’s benchmark, the S&P 500® Index, and the 13.54% average return of similar funds, as measured by the Morningstar Large Blend category.

The S&P 500 trails the broad market.

After rising 12.18% in the fourth quarter of 2003, the large-cap stocks of the S&P 500 Index eked out an additional 1.69% gain in the first quarter of 2004. Over the same six-month period, the Russell 3000® Index, which includes stocks of all sizes, increased a total of 14.94%. The Russell’s slightly higher return was made possible by the 19.83% surge of the Russell Midcap® Index, and the 21.69% advance of the small-cap Russell 2000® Index. Both are subsets of the Russell 3000.

     Among large-cap stocks, the Russell 1000 Growth Index gained 11.28%, significantly trailing the 17.65% rise of the Russell 1000 Value Index. (Please note that due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

The fund slightly underperforms the benchmark.

The fund’s return trailed the benchmark’s because of stock selections that included United Technologies, semiconductor manufacturer Novellus Systems, and Amylin Pharmaceuticals. The fund held larger amounts of these stocks than their index weightings, but they did not perform as anticipated. Other detractors from returns were below-benchmark weightings in companies that included Wal-Mart and General Electric.

     Boosting returns were overweight holdings in companies such as retailer Coach, agricultural-supply giant Monsanto, and Royal Caribbean Cruises. The fund also benefited by reducing its holdings, relative to the index, in firms that included Applied Materials, a supplier of products and services to the global semiconductor industry, and Abbott Laboratories. However, these positive contributions were not enough to lift the fund above the index for the period.

     The fund invested 3.84% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

4 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Growth & Income Fund | Dividend-Paying Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRGIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Growth & Income Fund
Retirement Class	33.08%	23.38%	13.16%	37.08%
Benchmark:
S&P 500® Index[2]	35.12	26.25	14.08	41.91
Peer group:
Morningstar Large Blend	33.80	23.94	13.54	38.08

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Standard and Poor’s 500 Index, S&P, and S&P 500 are registered trademarks and service marks of the McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index of 500 stocks.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 5

Growth & Income Fund | Dividend-Paying Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

ExxonMobil Corp	3.74
Citigroup, Inc	3.26
Procter & Gamble Co	2.64
General Electric Co	2.41
Microsoft Corp	2.35
PepsiCo, Inc	2.26
Pfizer, Inc	2.15
Cisco Systems, Inc	2.13
Fannie Mae	1.91
American Express Co	1.89

Total	24.74

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$23.86 million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The S&P 500® Index tracks the stocks of the 500 largest companies in the United States, in terms of market capitalization. The index is weighted, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

In selecting stocks to overweight in this portfolio, the fund’s managers look for stocks that are well priced, show growth potential, and provide a stream of dividend income.

6 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

International Equity Fund | Foreign Stocks

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The International Equity Fund returned 23.65% for the Retirement Share Class, outperforming both the 22.16% return of its benchmark, the Morgan Stanley EAFE® Index, and the 20.66% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Foreign stocks continue to outperform Wall Street.

Boosted by the strength of the pound, yen, and euro versus the dollar, the EAFE index produced substantially higher returns than the broad U.S. market during the six-month period. The Russell 3000® Index, which measures the U.S. stock market, rose 14.94%. Both foreign and domestic markets cooled during the first quarter of 2004, when the EAFE returned 4.34% and the Russell 3000 returned 2.23%. Geopolitical concerns and local business issues worried investors during the first quarter.

     European stocks, which make up more than two-thirds of the EAFE index in terms of market capitalization, returned 21.48% for the six-month period, while the Pacific component returned 24.00%. However, the EAFE’s first quarter gains were driven by a stock market rally in the Pacific markets, particularly Japan. The Pacific component rose 12.73% for the quarter, while British stocks returned just 1.81% and markets in nations using the euro lost 1.11%. (Please note that investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

Stock selections add value.

Both the European and Pacific components of the fund outperformed the benchmark index because of successful stock selection. The top performers were Man Group plc, a British financial services company, the Netherlands’ ASM Lithography Holdings, and German athletic goods manufacturer Puma AG. The fund also benefited by holding less-than-benchmark weightings of British pharmaceutical company Glaxo-SmithKline plc and Swiss food producer Nestle S.A.

     Detractors from relative performance included holdings greater than their index weightings in Swiss temporary help company Adecco S.A., Swiss reinsurance company Converium Holding AG, and Hays plc, a British business services company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 7

International Equity Fund | Foreign Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRERX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

International Equity Fund
Retirement Class	58.22%	34.46%	23.65%	55.99%
Benchmark:
Morgan Stanley EAFE® Index[2]	57.54	33.28	22.16	53.93
Peer group:
Morningstar Foreign Large Blend	52.16	29.21	20.66	46.96

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 EAFE is a trademark of Morgan Stanley Capital International, Inc.

8 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

International Equity Fund | Foreign Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Royal Bank of Scotland Group plc
(United Kingdom)	2.89
UBS AG (Regd) (Switzerland)	2.61
Nokia Oyj (Finland)	2.58
Tesco plc (United Kingdom)	2.21
Reckitt Benckiser plc (United Kingdom)	2.08
Man Group plc (United Kingdom)	2.06
Vinci S.A. (France)	2.05
E.ON AG (Germany)	1.80
Novartis AG (Regd) (Switzerland)	1.77
British American Tobacco plc
(United Kingdom)	1.71

Total	21.76

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$48.48 million

Annualized Expense Charge[1]
Retirement Class	0.55%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in developed countries around the world, excluding the United States and Canada. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

International funds invest in stocks outside the United States. Global funds can invest in stocks anywhere in the world, including the United States.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 9

Large-Cap Value Fund Value | Stocks of Larger Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Large-Cap Value Fund returned 19.42% for the Retirement Share Class, topping the 17.65% return for its benchmark, the Russell 1000® Value Index, and the 15.89% average return of similar funds, as measured by the Morningstar Large Value category.

Value stocks shine.

For the period, value stocks as a group handily outperformed growth stocks. The Russell 3000® Value Index, which tracks value stocks of all sizes, advanced 18.16%, while its growth counterpart, the Russell 3000 Growth Index, gained 11.84%. (These indexes are subsets of the Russell 3000, a broad measure of the domestic market.)

     Among value stocks, the predominantly large-cap Russell 1000 lagged both the 24.42% surge of the small-cap Russell 2000® Value Index and the 21.38% rise of the Russell Mid-cap® Value Index.

Stock selection adds luster.

For the six-month period, the fund topped the strong performance of its benchmark, primarily because of successful stock selection. The best performers in this period included agricultural-supply giant Monsanto, HMO Aetna, and Altria, the parent company of Philip Morris. Underweight positions in companies that underperformed the index, such as Ford Motor Company, also boosted returns.

     The positive effect of those holdings was partly offset by lower returns from home mortgage provider Fannie Mae, network storage producer Emulex, and Tenet Healthcare. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions, including Motorola and AT&T Wireless, also detracted from returns.

     The fund invested 0.46% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

10 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Large-Cap Value Fund Value | Stocks of Larger Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRLCX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Large-Cap Value Fund
Retirement Class	46.54%	31.93%	19.42%	51.58%
Benchmark:
Russell 1000® Value Index[2]	40.82	28.85	17.65	46.32
Peer group:
Morningstar Large Value category	38.51	26.51	15.89	42.40

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell 1000 is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 11

Large-Cap Value Fund | Value Stocks of Larger Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Citigroup, Inc	5.12
ExxonMobil Corp	5.03
Altria Group, Inc	3.61
Bank One Corp	2.61
FleetBoston Financial Corp	2.58
Fannie Mae	2.17
Verizon Communications, Inc	2.09
Monsanto Co	2.08
SBC Communications, Inc	1.85
Freddie Mac	1.81

Total	28.95

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$38.63 million

Annualized Expense Charge[1]
Retirement Class	0.48%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell 1000 Value Index had an average annual return of 12.61%, outperforming the 9.79% return of the Russell 1000 Growth Index during the same period. Past performance does not, of course, guarantee future results, and future returns could be very different.

12 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Growth Fund | Growth Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Mid-Cap Growth Fund returned 17.70% for the Retirement Share Class, topping the 17.58% gain of its benchmark, the Russell Midcap® Growth Index, and the 15.60% average return of similar funds, as measured by the Morningstar Mid Growth category.

Growth stocks trail value stocks.

Although growth stocks as a group outpaced value issues during the one-year period ending September 30, 2003, during the following six months, value stocks significantly outperformed growth stocks. The Russell 3000® Growth Index, which tracks growth stocks of all sizes, advanced 11.84%, while its value counterpart, the Russell 3000 Value Index, climbed 18.16%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

     Among growth stocks, mid caps topped the 11.28% increase of the predominantly large-cap Russell 1000® Growth Index, but lagged the 18.97% rise of the small-cap Russell 2000® Growth Index. (Small- and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Stock selection helps the fund beat the benchmark.

For the six-month period ending March 31, 2004, the fund surpassed the solid return of its benchmark, primarily because of successful stock selection. The best performers in this period included HMO Aetna, Onyx Pharmaceuticals, and Sapient, a business and technology consulting firm. Underweight positions in companies that lagged the index, such as semiconductor equipment manufacturer KLA-Tencor and video game maker Electronic Arts, also increased the fund’s return.

     The positive effect of those holdings was partly offset by lower returns from stocks such as network storage producer Emulex, Amylin Pharmaceuticals, and Novellus Systems, a semiconductor manufacturer. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions, including pharmaceutical company Sepracor and drug manufacturer Biogen, also detracted from returns.

     The fund invested 0.02% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 13

Mid-Cap Growth Fund | Growth Stocks of Medium-Sized Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRGMX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Growth Fund
Retirement Class	49.05%	40.10%	17.70%	65.91%
Benchmark:
Russell Midcap® Growth Index[2]	49.63	38.64	17.58	63.32
Peer group:
Morningstar Mid Growth	43.78	29.33	15.60	47.30

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

14 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Growth Fund | Growth Stocks of Medium-Sized Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Zimmer Holdings, Inc	2.20
Brinker International, Inc	1.76
Aetna, Inc	1.73
Biogen Idec, Inc	1.71
Intuit, Inc	1.67
DST Systems, Inc	1.59
Staples, Inc	1.57
Express Scripts, Inc	1.48
Electronic Arts, Inc	1.46
Ivax Corp	1.18

Total	16.35

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$65.85 million

Annualized Expense Charge[1]
Retirement Class	0.48%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Growth Index had an average annual return of 10.27%, outperforming the 9.79% return of the predominantly large-cap Russell 1000 Growth Index during the same period. Past performance, however, does not guarantee future results, and future returns could be very different.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 15

Mid-Cap Value Fund | Value Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Mid-Cap Value Fund returned 22.65% for the Retirement Share Class, topping the 21.38% return of its benchmark, the Russell Midcap® Value Index, and the 18.92% average return of similar funds, as measured by the Morningstar Mid Value category.

Value stocks best growth issues.

Although growth stocks as a group outpaced value issues during the one-year period ending September 30, 2003, during the following six months, value stocks significantly outperformed growth stocks. The Russell 3000® Value Index gained 18.16%, while its growth counterpart, the Russell 3000 Growth Index, returned 11.84%. (These indexes are subsets of the Russell 3000 Index, which measures the overall domestic market, and which gained 14.94% in the same period.)

     Among value stocks, mid caps topped the 17.65% increase of the predominantly large-cap Russell 1000® Value Index, but lagged the 24.42% surge of the small-cap Russell 2000® Value Index. (Small-and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Effective stock picking beats the benchmark.

The fund surpassed the high return of its benchmark during the period because of heavy weightings, versus the benchmark, in such stocks as agricultural-supply giant Monsanto, Lucent Technologies, and Visteon, an automotive supplier. Also boosting returns were below-benchmark weightings in stocks that included health care information technology company McKesson Corporation and communications services provider CenturyTel.

     The positive effect of those holdings was partly offset by lower-than-expected returns from stocks that included Tenet Healthcare and optical network producer Sycamore Networks. The fund had larger weightings of these stocks than the benchmark. Several underweight positions, including natural gas service provider El Paso Corporation and J.C. Penney, also detracted from returns.

     The fund invested 1.65% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

16 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Value Fund | Value Stocks of Medium-Sized Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRVRX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Value Fund
Retirement Class	56.06%	38.72%	22.65%	63.46%
Benchmark:
Russell Midcap® Value Index[2]	51.60	34.32	21.38	55.73
Peer group:
Morningstar Mid Value	47.44	29.74	18.92	48.04

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 17

Mid-Cap Value Fund Value Stocks of Medium-Sized Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Monsanto Co	1.66
Comerica, Inc	1.54
PG&E Corp	1.47
Clorox Co	1.42
Countrywide Financial Corp	1.39
Aetna, Inc	1.33
MGIC Investment Corp	1.23
TXU Corp	1.18
Lucent Technologies, Inc	1.16
Safeway, Inc	1.16

Total	13.54

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$58.57 million

Annualized Expense Charge[1]
Retirement Class	0.48%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Value Index had an average annual return of 13.96%, outpacing the 11.45% return of the broad-based Russell 3000® Index during the same period. Past performance, of course, is no guarantee of future results, and future returns could be very different.

18 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Equity Fund | Stocks of Smaller Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Small-Cap Equity Fund returned 22.57% for the Retirement Share Class, topping the 21.69% return for its benchmark, the Russell 2000® Index. The average return of similar funds, as measured by the Morningstar Small Blend category, was 21.59%.

Small caps lead the way.

During the six-month period, the small-cap stocks tracked by the benchmark outpaced stocks of other cap sizes—the predominantly large-cap Russell 1000® Index rose 14.40% and the Russell Midcap® Index advanced 19.83%. The Russell 2000 also handily surpassed the 14.94% increase in the Russell 3000® Index, which measures the overall domestic equity market.

     Among small caps, value topped growth, 24.42% to 18.97%, reversing the trend in the year ending September 30, 2003, when growth outgained value, 41.72% to 31.67%. (Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Superior stock selection helps the fund top the benchmark.

For the six months ending March 31, 2004, the fund exceeded the excellent return of the Russell 2000, primarily because of successful stock selection.

     Top performers in this period included communications technology company Arris Group, US Oncology, Tesoro Petroleum, and specialty mortgage banking company New Century Financial Corporation. These stocks all outperformed the benchmark. Also favorable to returns were underweight positions in companies that trailed the benchmark, such as discount store-chain Fred’s and short-haul airline Air-Tran Holdings.

     The positive effect of those holdings was partly offset by lower-than-expected returns from stocks that included Priceline.com, networking hardware and software provider Enterasys Networks, and Talk America Holdings, a telecommunications service provider.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 19

Small-Cap Equity Fund | Stocks of Smaller Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRSEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Small-Cap Equity Fund
Retirement Class	64.38%	40.99%	22.57%	67.48%
Benchmark:
Russell 2000® Index[2]	63.83	40.21	21.69	66.11
Peer group:
Morningstar Small Blend	59.35	35.94	21.59	58.82

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell 2000 is a trademark and service mark of the Frank Russell Company.

20 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Equity Fund | Stocks of Smaller Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

iShares Russell 2000 Index Fund	1.83
Pediatrix Medical Group, Inc	0.60
Affiliated Managers Group, Inc	0.60
First Industrial Realty Trust, Inc	0.59
New Century Financial Corp	0.59
Zale Corp	0.56
Intergraph Corp	0.55
United Rentals, Inc	0.54
Black Box Corp	0.53
Techne Corp	0.53

Total	6.92

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$95.15 million

Annualized Expense Charge[1]
Retirement Class	0.48%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

Because the size differences among small-cap companies are generally less than those among large-cap ones, the top ten holdings of a small-cap fund usually constitute a smaller part of the overall portfolio.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 21

Large-Cap Growth Index Fund | Growth Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Large-Cap Growth Index Fund returned 11.09% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell 1000® Growth Index, returned 11.28%, versus the 11.63% average return of similar funds, as measured by the Morningstar Large Growth category. U.S. stocks overall returned 14.94%, as measured by the Russell 3000® Index.

Growth trails value.

Growth stocks as a group underper-formed value stocks during these two quarters, reversing the trend of the previous 12 months. For the year ending September 30, 2003, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, outperformed the Russell 3000 Value Index, 26.94% to 24.89%. In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Growth Index returned 11.84%, while its value counterpart climbed 18.16%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

     Within the growth category, the 11.28% return of the predominantly large-cap Russell 1000 Growth Index trailed both the 17.58% gain in the Russell Midcap® Growth Index and the 18.97% surge in the small-cap stocks of the Russell 2000® Growth Index.

A strong fourth quarter drives results.

Returns for large-cap growth stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when sector returns ranged from 7.2% for autos and transportation to 21.9% for producer durables.

     During the second half of the period, only seven sectors of the Russell 1000 Growth Index showed gains. Positive results ranged from 0.9% in health care to 10.1% in the “other energy” (i.e., nonpetroleum) sector. Declines varied from 0.3% in autos and transportation to 4.5% for technology.

     The fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell 1000 Growth Index had an average annual return of –6.13% over the last five years, compared with 0.14% for the broad-based Russell 3000.

22 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Large-Cap Growth Index Fund Growth Stocks of Larger U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRIRX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Large-Cap Growth Index Fund
Retirement Class	31.49%	24.58%	11.09%	39.09%
Benchmark:
Russell 1000® Growth Index[2]	32.18	25.19	11.28	40.12
Peer group:
Morningstar Large Growth	31.75	23.43	11.63	37.35

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell 1000 is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 23

Large-Cap Growth Index Fund | Growth Stocks of Larger U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

General Electric Co	5.64
Pfizer, Inc	5.11
Microsoft Corp	4.13
Intel Corp	3.29
Cisco Systems, Inc	3.05
Wal-Mart Stores, Inc	2.93
Johnson & Johnson	2.78
Coca-Cola Co	1.70
Procter & Gamble Co	1.61
Home Depot, Inc	1.59

Total	31.83

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$0.23 million

Annualized Expense Charge[1]
Retirement Class	0.42%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

Because a large-cap fund holds stocks in some of the world’s largest companies—which make up a sizable portion of the overall market—the fund’s return can be strongly affected by the performance of a relatively small group of holdings.

24 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Large-Cap Value Index Fund | Value Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Large-Cap Value Index Fund returned 17.25% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell 1000® Value Index, returned 17.65%, versus the 15.89% average return of similar funds, as measured by the Morningstar Large Value category. U.S. stocks overall returned 14.94%, as measured by the Russell 3000® Index.

Value tops growth.

Value stocks as a group outperformed growth stocks during these two quarters, reversing the trend from the previous twelve months. For the year ending September 30, 2003, the Russell 3000 Value Index, which tracks value stocks of all sizes, under-performed the Russell 3000 Growth Index, 24.89% to 26.94%.

     In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Value Index gained 18.16%, while its growth counterpart advanced 11.84%.

     Within the value category, the 17.65% return of the predominantly large-cap Russell 1000 Value Index trailed both the 21.38% gain of the Russell Midcap® Value Index and the 24.42% surge in the small-cap stocks of the Russell 2000® Value Index.

A strong fourth quarter drives results.

Returns for large-cap value stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when sector returns ranged from 5.5% for health care to 26.3% for the miscellaneous category.

     During the second half of the period, only eight sectors of the Russell 1000 Value Index showed gains. Positive results ranged from 1.4% in the miscellaneous category to 6.8% in the “other energy” (i.e., nonpetroleum) sector. Declines varied from 0.1% in producer durables to 7.0% for autos and transportation.

     The fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell 1000 Value Index had an average annual return of 3.89% over the last five years, compared with 0.14% for the broad-based Russell 3000.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 25

Large-Cap Value Index Fund | Value Stocks of Larger U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRCVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Large-Cap Value Index Fund
Retirement Class	39.87%	28.15%	17.25%	45.12%
Benchmark:
Russell 1000® Value Index[2]	40.82	28.85	17.65	46.32
Peer group:
Morningstar Large Value	38.51	26.51	15.89	42.40

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell 1000 is a trademark and service mark of the Frank Russell Company.

26 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Large-Cap Value Index Fund | Value Stocks of Larger U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Exxon Mobil Corp	4.96
Citigroup, Inc	4.76
Bank of America Corp	2.17
Verizon Communications, Inc	1.80
ChevronTexaco Corp	1.68
Wells Fargo & Co	1.60
J.P. Morgan Chase & Co	1.52
iShares Russell 1000 Value Index Fund	1.52
Altria Group, Inc	1.51
SBC Communications, Inc	1.46

Total	22.98

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$0.19 million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

The 12.61% average annual return of the Russell 1000 Value Index outperformed the 9.79% return of the Russell 1000 Growth Index for the ten-year period ending 3/31/04. However, past performance does not guarantee future results, and future returns could be very different.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 27

S&P 500 Index Fund | Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The S&P 500 Index Fund returned 13.73% for the Retirement Share Class. During the period, the fund’s benchmark, the S&P 500® Index, returned 14.08%, versus the 13.54% average return of similar funds as measured by the Morningstar Large Blend category. In contrast, U.S. stocks overall returned 14.94%, as measured by the Russell 3000® Index.

2003 surges to a close.

Gains for the six-month period came mostly from a year-end rally. The S&P 500 Index rose 12.18% during the fourth quarter of 2003, with seven of its ten sectors posting double-digit advances. The materials sector led the way, with a 22.5% gain. The weakest performance came from utilities, which gained 6.89%.

     For the fourth quarter, the large-cap stocks of the S&P 500 Index slightly underperformed the 12.43% return of the Russell 3000® Index, which tracks the broad domestic market. Contributing to the Russell’s superior performance was the 14.52% advance of the small-cap Russell 2000® Index and the 13.97% increase in the Russell Midcap® Index. These two categories currently make up about one-third of the Russell 3000 Index in terms of capitalization.

Momentum slows in the first quarter of 2004.

During the first quarter, the S&P 500 Index returned 1.69%, again slightly trailing the Russell 3000, which gained 2.23%. Small caps and mid caps helped make the difference: the Russell 2000 advanced 6.26% and the Russell Midcap Index rose 5.14%. During these three months, only six of the S&P 500’s sectors increased; consumer staples, with a gain of 5.14%, performed best. The largest decline was in the information technology sector, down 2.61%.

     During the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

28 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

S&P 500 Index Fund | Stocks of Larger U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRSPX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

S&P 500 Index Fund
Retirement Class	34.18%	25.57%	13.73%	40.76%
Benchmark:
S&P 500® Index[2]	35.12	26.25	14.08	41.91
Peer group:
Morningstar Large Blend	33.80	23.94	13.54	38.08

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Standard and Poor’s 500 Index, S&P, and S&P 500 are registered trademarks and service marks of the McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index of 500 stocks.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 29

S&P 500 Index Fund | Stocks of Larger U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

General Electric Co	2.94
ExxonMobil Corp	2.58
Microsoft Corp	2.55
Pfizer, Inc	2.52
Citigroup, Inc	2.52
Wal-Mart Stores, Inc	2.44
American International Group, Inc	1.76
Intel Corp	1.67
Cisco Systems, Inc	1.53
International Business Machines Corp	1.48

Total	21.99

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$35.56 million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The S&P 500® Index tracks the stocks of the 500 largest companies in the United States, in terms of market capitalization. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

The S&P 500 tracks the stocks of 500 large-cap U.S. companies, but, because of their large market capitalization as a group, the index covers more than 80% of the total U.S. stock market.

30 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Growth Index Fund | Growth Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Mid-Cap Growth Index Fund returned 17.30% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell Midcap® Growth Index returned 17.58%, versus the 15.60% average return of similar funds, as measured by the Morningstar Mid Growth category. U.S. stocks overall returned 14.94%, as measured by the Russell 3000® Index.

Growth trails value.

     Growth stocks as a group underper-formed value stocks during these two quarters, reversing the trend of the previous 12 months. For the year ending September 30, 2003, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, outperformed the Russell 3000 Value Index, 26.94% to 24.89%. In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Growth Index returned 11.84%, while its value counterpart climbed 18.16%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

     Within the growth category, the 11.28% return of the predominantly large-cap Russell 1000® Growth Index trailed both the 17.58% gain in the Russell Midcap Growth Index and the 18.97% surge in the small-cap stocks of the Russell 2000® Growth Index.

A strong fourth-quarter drives results.

Returns for mid-cap growth stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when sector returns ranged from 4.8% for autos and transportation to 22.9% for the miscellaneous category. During the first quarter of 2004, positive sector results varied from 0.6% for technology to 14.8% for utilities, while producer durables posted a 1.3% loss.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell Midcap Growth Index had an average annual return of 2.29% over the last five years, compared with 0.14% for the broad-based Russell 3000. (Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 31

Mid-Cap Growth Index Fund Growth Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRMGX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Growth Index Fund
Retirement Class	48.75%	37.91%	17.30%	62.03%
Benchmark:
Russell Midcap® Growth Index[2]	49.63	38.64	17.58	63.32
Peer group:
Morningstar Mid Growth	43.78	29.33	15.60	47.30

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

32 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Growth Index Fund | Growth Stocks of Medium-Sized U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Zimmer Holdings, Inc	1.53
Biogen Idec, Inc	1.41
International Game Technology	1.33
Starbucks Corp	1.28
Symantec Corp	1.18
Caremark Rx, Inc	1.17
TJX Cos, Inc	1.09
Staples, Inc	1.04
Electronic Arts, Inc	1.03
YUM! Brands, Inc	0.97

Total	12.03

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$0.36 million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Growth Index had an average annual return of 10.27%, while the predominantly large-cap Russell 1000 Growth Index posted an average annual return of 9.79% during the same period. Past performance, however, does not guarantee future results, and future returns could be very different.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 33

Mid-Cap Value Index Fund | Value Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Mid-Cap Value Index Fund returned 21.05% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell Midcap® Value Index, returned 21.38%, versus the 18.92% average return of similar funds, as measured by the Morningstar Mid Value category. Mid-cap value stocks outpaced the overall U.S. stock market, which returned 14.94%, as measured by the Russell 3000® Index.

Value leads growth.

Value stocks as a group outperformed growth stocks during these two quarters, reversing the trend of the previous 12 months. For the year ending Sep-tember 30, 2003, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, outperformed the Russell 3000 Value Index, 26.94% to 24.89%. In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Value Index climbed 18.16%, while its growth counterpart returned 11.84%. (Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

     Within the value category, the 21.38% return of the Russell Midcap Value Index surpassed the 17.65% return of the predominantly large-cap Russell 1000® Value Index but trailed the 24.42% surge in the small-cap stocks of the Russell 2000® Value Index.

A strong fourth quarter drives results.

Returns for mid-cap value stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when sector returns ranged from 9.2% for the consumer staples sector to 26.0% for the miscellaneous category. During the first quarter of 2004, positive sector results varied from 1.0% for health care to 7.6% for financials, while autos and transportation posted a 4.2% loss.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell Midcap Value Index had an average annual return of 10.57% over the last five years, compared with 0.14% for the broad-based Russell 3000.

34 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Value Index Fund | Value Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRVUX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Value Index Fund
Retirement Class	50.84%	33.71%	21.05%	54.68%
Benchmark:
Russell Midcap® Value Index[2]	51.60	34.32	21.38	55.73
Peer group:
Morningstar Mid Value	47.44	29.74	18.92	48.04

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 35

Mid-Cap Value Index Fund | Value Stocks of Medium-Sized U.S. Companies

P R O F I L E

Ten Largest Holdings	(as of 3/31/2004)

Percent of
Company	Net Assets

Lucent Technologies, Inc	0.97
Countrywide Financial Corp	0.89
Agilent Technologies, Inc	0.81
John Hancock Financial Services, Inc	0.72
PG&E Corp	0.68
Fortune Brands, Inc	0.64
Johnson Controls, Inc	0.64
Sears Roebuck & Co	0.63
Public Service Enterprise Group, Inc	0.61
Marathon Oil Corp	0.60

Total	7.19

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$0.19 million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ended 3/31/04, the Russell Midcap Value Index had an average annual return of 13.96%, outpacing the 11.45% gain of the broad-based Russell 3000® Index during the same period. Past performance, of course, is no guarantee of future results, and future returns could be very different.

36 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Blend Index Fund | Growth and Value Stocks of Medium-Sized U.S. Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Mid-Cap Blend Index Fund returned 19.52% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell Midcap® Index, returned 19.83%, versus the 18.32% average return of similar funds, as measured by the Morningstar Mid Blend category. Mid caps outpaced the overall U.S. stock market, which returned 14.94%, as measured by the Russell 3000® Index.

Mid caps outpace the market in both quarters.

During the fourth quarter of 2003, mid-cap stocks posted a return of 13.97%, well ahead of the 12.43% performance of the Russell 3000. In the first quarter of 2004, when the domestic stock rally slowed, mid caps added another 5.14% gain, while the return of the Russell 3000 dropped to 2.23%.

     For the six-month period, mid caps were well ahead of the 14.40% return of the predominantly large-cap Russell 1000® but trailed the small-cap Russell 2000® Index, which advanced 21.69%. (Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Returns in financials and consumer goods drive performance.

Mid-cap results in both quarters were powered by strong returns in the financial sector and in consumer discretionary goods. Together, these two sectors make up nearly half of the Russell Midcap Index, in terms of capitalization.

     Other important contributions to positive results included a 22.1% return in producer durables during the fourth quarter of 2003, and a 7.3% return in the health care sector in the first quarter of 2004.

     For the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell Midcap Index had an average annual return of 8.42% over the last five years, compared with 0.14% for the broad-based Russell 3000.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 37

Mid-Cap Blend Index Fund | Growth and Value Stocks of Medium-Sized U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRMBX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Blend Index Fund
Retirement Class	49.92%	35.50%	19.52%	57.80%
Benchmark:
Russell Midcap® Index[2]	50.83	36.15	19.83	58.93
Peer group:
Morningstar Mid Blend	48.10	31.31	18.32	50.86

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

38 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Blend Index Fund | Growth and Value Stocks of Medium-Sized U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Zimmer Holdings, Inc	0.60
Biogen Idec, Inc	0.56
Lucent Technologies, Inc	0.55
Countrywide Financial Corp	0.53
International Game Technology	0.52
Corning, Inc	0.51
Agilent Technologies, Inc	0.51
Starbucks Corp	0.50
Symantec Corp	0.47
Caremark, Inc	0.46

Total	5.21

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$0.45 million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, based on total market capitalization. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Index had an average annual return of 13.08%, outperforming the 11.45% average annual return for the overall market, as measured by the Russell 3000® Index, during the same period. Past performance, of course, does not guarantee future results, and future returns could be very different.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 39

Small-Cap Growth Index Fund | Growth Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Small-Cap Growth Index Fund returned 18.71% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell 2000® Growth Index, returned 18.97%, versus the 18.11% average return of similar funds, as measured by the Morningstar Small Growth category. Small-cap growth stocks outpaced the overall U.S. stock market, which returned 14.94%, as measured by the Russell 3000® Index.

Growth trails value.

Growth stocks as a group underper-formed value stocks during these two quarters, reversing the trend of the previous 12 months. For the year ending September 30, 2003, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, outperformed the Russell 3000 Value Index, 26.94% to 24.89%. In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Growth Index returned 11.84%, while its value counterpart climbed 18.16%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

     Within the growth category, the 11.28% return of the predominantly large-cap Russell 1000® Growth Index trailed both the 17.58% gain in the Russell Midcap® Growth Index and the 18.97% surge in the small-cap stocks of the Russell 2000 Growth Index.

A strong fourth quarter drives results.

Returns for small-cap growth stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when ten of the twelve sectors of the Russell 2000 Growth Index posted double-digit gains. Sector returns ranged from 8.7% for health care to 55.1% for integrated oils. During the second half of the period, only two sectors of the Russell 2000 Growth Index showed double-digit gains. The best-performing sector, consumer staples, returned 13.8%, while the weakest, autos and transportation, lost 3.4%.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell 2000 Growth Index had an average annual return of 2.31% over the last five years, compared with 0.14% for the broad-based Russell 3000. (Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

40 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Growth Index Fund | Growth Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRCGX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Small-Cap Growth Index Fund
Retirement Class	62.36%	41.00%	18.71%	67.51%
Benchmark:
Russell 2000® Growth Index[2]	63.16	41.62	18.97	68.61
Peer group:
Morningstar Small Growth	57.73	35.67	18.11	58.44

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell 2000 is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 41

Small-Cap Growth Index Fund | Growth Stocks of Smaller U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Conexant Systems, Inc	0.55
Cytyc Corp	0.54
MGI Pharma, Inc	0.47
Covance, Inc	0.46
NBTY, Inc	0.42
Accredo Health, Inc	0.39
Affiliated Managers Group, Inc	0.38
Pacific Sunwear of California, Inc	0.38
Cooper Cos, Inc	0.37
UCBH Holdings, Inc	0.37

Total	4.33

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$0.79 million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 2000® Growth Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Growth Index represents those stocks of the Russell 2000 with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

During the ten years ending 3/31/04, the difference between the returns of growth and value stocks was much greater among small-cap stocks than it was among large-caps or mid-caps. For that period, the 6.45% average annual return of the Russell 2000 Growth Index trailed the 13.61% average annual return of the Russell 2000 Value Index. Past performance, however, does not guarantee future results, and future returns could be very different.

42 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Value Index Fund | Value Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Small-Cap Value Index Fund returned 24.11% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell 2000® Value Index, returned 24.42%, versus the 22.63% average return of similar funds, as measured by the Morningstar Small Value category. Small-cap value stocks outpaced the overall U.S. stock market, which returned 14.94%, as measured by the Russell 3000® Index.

Value trumps growth.

Value stocks as a group outperformed growth stocks during these two quarters, reversing the trend of the previous 12 months. For the year ending September 30, 2003, the Russell 3000 Growth Index, which tracks growth stocks of all sizes, outperformed the Russell 3000 Value Index, 26.94% to 24.89%. In contrast, for the six-month period ending March 31, 2004, the Russell 3000 Value Index climbed 18.16%, while its growth counterpart returned 11.84%.

     Within the value category, the 17.65% return of the predominantly large-cap Russell 1000® Value Index trailed both the 21.38% gain in the Russell Midcap® Value Index and the stellar 24.42% surge in the fund’s benchmark. (Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

A strong fourth quarter drives results.

Returns for small-cap value stocks, like those of the overall market, were concentrated in the fourth quarter of 2003, when all 12 sectors of the Russell 2000 Value Index posted double-digit gains. Sector returns ranged from 11.5% for utilities to 34.3% for integrated oils. During the second half of the period, only three sectors of the Russell 2000 Value Index showed double-digit gains. The best-performing sector, “other energy” (i.e., nonpetroleum), returned 13.5%, while the weakest, autos and transportation, lost 2.0%.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell 2000 Value Index had an average annual return of 16.14% over the last five years, compared with 0.14% for the broad-based Russell 3000.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 43

Small-Cap Value Index Fund Value Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRSVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Small-Cap Value Index Fund
Retirement Class	63.72%	38.26%	24.11%	62.64%
Benchmark:
Russell 2000® Value Index[2]	64.49	38.92	24.42	63.82
Peer group:
Morningstar Small Value	60.41	36.08	22.63	59.00

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell 2000 is a trademark and service mark of the Frank Russell Company.

44 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Value Index Fund | Value Stocks of Smaller U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

iShares Russell 2000 Value Fund	0.56
Louisiana-Pacific Corp	0.55
Ventas, Inc	0.42
Health Care REIT, Inc	0.42
Standard-Pacific Corp	0.41
Allmerica Financial Corp	0.39
BJ's Wholesale Club, Inc	0.36
South Financial Group, Inc	0.35
Allegheny Energy, Inc	0.35
Fremont General Corp	0.35

Total	4.16

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$0.19 million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 2000® Value Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Value Index represents those stocks of the Russell 2000 with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

The 13.61% average annual return of the Russell 2000 Value Index outperformed the 6.45% return of the Russell 2000 Growth Index for the ten-year period ending 3/31/04. Past performance does not, of course, guarantee future results, and future returns could be very different.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 45

Small-Cap Blend Index Fund | Growth and Value Stocks of Smaller U.S. Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Small-Cap Blend Index Fund returned 21.31% for the Retirement Share Class. During the period, the fund’s benchmark, the Russell 2000® Index, returned 21.69%, versus the 21.59% average return of similar funds, as measured by the Morningstar Small Blend category. Small caps outpaced the overall U.S. stock market, which returned 14.94%, as measured by the Russell 3000® Index.

Small caps outpace other cap sizes in both quarters.

During the fourth quarter of 2003, small-cap stocks posted a return of 14.52%, well ahead of the 12.43% performance of the Russell 3000. In the first quarter of 2004, when the domestic stock rally slowed, small caps added another 6.26% gain, while the return of the Russell 3000 dropped to 2.23%.

     For the six-month period, small caps were substantially ahead of the 14.40% return of the predominantly large-cap Russell 1000® and also outpaced the Russell Midcap® Index, which advanced 19.83%. (Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Returns in financials and consumer goods drive performance.

Small-cap results in both quarters were powered by strong returns in the financial sector and in consumer discretionary goods. Together, these two sectors make up more than 40% of the Russell 2000 Index, in terms of capitalization.

     Other important contributions to positive results included a 25.8% return in the materials and processing sector during the fourth quarter of 2003, and an 8.4% return in the health care sector in the first quarter of 2004.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     At the end of the period, the Russell 2000 Index had an average annual return of 9.66% over the last five years, compared with 0.14% for the broad-based Russell 3000.

46 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Blend Index Fund | Growth and Value Stocks of Smaller U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRBIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Small-Cap Blend Index Fund
Retirement Class	62.83%	39.42%	21.31%	64.70%
Benchmark:
Russell 2000® Index[2]	63.83	40.21	21.69	66.11
Peer group:
Morningstar Small Blend	59.35	35.94	21.59	58.82

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell 2000 is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 47

Small-Cap Blend Index Fund | Growth and Value Stocks of Smaller U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

iShares Russell 2000 Index Fund	1.58
Louisiana-Pacific Corp	0.28
Andrew Corp	0.27
Conexant Systems, Inc	0.27
Cytyc Corp	0.26
MGI Pharma, Inc	0.23
Covance, Inc	0.22
Activision, Inc	0.22
Standard-Pacific Corp	0.21
Ventas, Inc	0.21

Total	3.75

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$0.33 million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

Because the size differences among small-cap stocks are generally less than those among large-cap stocks, the top ten holdings of a small-cap fund usually constitute a smaller part of the overall portfolio.

48 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

International Equity Index Fund | Foreign Stocks

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The International Equity Index Fund returned 21.68% for the Retirement Share Class. During the period, the fund’s benchmark, the Morgan Stan-ley EAFE® Index, returned 22.16%, versus the 20.66% average return of similar funds, as measured by the Morningstar Foreign Large Blend category. In contrast, the broad U.S. stock market, as measured by the Russell 3000® Index, rose 14.94%.

A great quarter for overseas investments.

The EAFE index soared 17.08% during the fourth quarter of 2003, largely because increasing stock prices overseas were magnified by the decline of the dollar against the pound, yen, and euro. In fact, nearly half of the EAFE’s gain was caused by fluctuations in currency exchange rates. European stocks, which represent more than two-thirds of the EAFE Index, were up 20.37% for the quarter. The largest returns were in Germany, where stocks jumped 31.28%, and in the United Kingdom, where they rose 18.21%. Japanese stocks posted a gain of only 8.38%.

Foreign stocks advance modestly to start 2004.

The EAFE Index rose 4.34% for the first quarter of 2004, again outperforming the Russell 3000, which returned 2.23%. Unlike returns in the fourth quarter of 2003, the performance of the EAFE in this quarter did not result primarily from weakness in the value of the dollar: even denominated in local currencies, the EAFE rose 4.06%. A big contributor to its advance was a 15.14% surge in its Japan component. German stocks, after a sensational previous quarter, lost 4.48% during this one. The strongest performance among major European exchanges came from British stocks, which returned 1.81%.

     During the period, the fund’s returns were comparable to those of its benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark. (Please note that investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 49

International Equity Index Fund | Foreign Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRIEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

International Equity Index Fund
Retirement Class	56.31%	32.53%	21.68%	52.63%
Benchmark:
Morgan Stanley EAFE® Index[2]	57.54	33.28	22.16	53.93
Peer group:
Morningstar Foreign Large Blend	52.16	29.21	20.66	46.96

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 EAFE is a trademark of Morgan Stanley Capital International, Inc.

50 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

International Equity Index Fund | Foreign Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

BP plc (United Kingdom)	2.39
HSBC Holdings plc (United Kingdom)	2.10
Vodafone Group plc (United Kingdom)	2.08
Total S.A. (France)	1.52
GlaxoSmithKline plc (United Kingdom)	1.51
Nestle S.A. (Regd) (Switzerland)	1.33
Novartis AG. (Regd) (Switzerland)	1.31
Toyota Motor Corp (Japan)	1.31
Nokia Oyj (Finland)	1.30
Royal Dutch Petroleum Co (Netherlands)	1.28

Total	16.13

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$0.20 million

Annualized Expense Charge[1]
Retirement Class	0.50%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in developed countries around the world, excluding the United States and Canada. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

For the ten years ended 3/31/04, the Morgan Stanley EAFE Index, which tracks stocks in Europe, Aus-tralasia, and the Far East, had an average annual return of 4.87%, trailing the 11.45% average annual return for the overall U.S. market, as measured by the Russell 3000® Index, during the same period. However, past performance does not guarantee future results, and future returns could be very different.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 51

Real Estate Securities Fund | Real Estate Securities

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Real Estate Securities Fund returned 24.15% for the Retirement Share Class, outperforming the 22.53% return of its benchmark, the Wilshire Real Estate Securities Index, and the 22.70% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

The two quarters post double-digit gains.

The fund posted returns of 10.99% during the fourth quarter of 2003 and 11.85% during the first quarter of 2004. In both quarters, retail properties—regional malls in particular—were the star performers among real estate investment trusts (REITs). Regional malls returned a stunning 22% during the last three months. Apartments were the weakest sector, as historically low interest rates continued to turn renters into home buyers. The office sector continued to suffer from the low rate of job growth in the nation’s economy.

     In both quarters, the fund was able to outperform its index through successful sector allocation and superior stock selection. Returns were boosted by overweight holdings, relative to the benchmark, in retail properties and by smaller holdings in the underperforming apartment sector.

The fund is now positioned defensively.

Despite the strong recent performance of REITs, fundamental factors in the real estate industry remain weak, with vacancy rates relatively high in many sectors. At quarter’s end, a decline seemed possible, particularly if the prospect of higher interest rates makes other kinds of income-oriented securities more attractive.

     With this in mind, the fund took additional defensive positions, which included increasing its exposure to preferred stock and its investments in properties with shorter lease terms. Throughout the period, the fund also maintained a portfolio broadly diversified among nine real estate sectors and across three cap sizes. (The Real Estate Securities Fund, however, is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks, including fluctuations in underlying property values, higher expenses or lower income than expected, and potential environmental problems and liability.)

52 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Real Estate Securities Fund | Real Estate Securities

P E R F O R M A N C E

Investment Objective

Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRRSX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Real Estate Securities Fund
Retirement Class	55.01%	38.20%	24.15%	62.54%
Benchmark:
Wilshire Real Estate Securities Index	52.15	34.19	22.53	55.51
Peer group:
Morningstar Specialty Real Estate	51.00	33.75	22.70	54.80

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 53

Real Estate Securities Fund | Real Estate Securities

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Rouse Co	4.20
Affordable Residential Communities	3.31
Home Properties, Inc	3.30
Simon Property Group, Inc	3.22
Vornado Realty Trust	3.21
Glenborough Realty Trust, Inc	2.92
Equity Office Properties Trust	2.82
Acadia Realty Trust	2.80
Prologis	2.77
Monmouth REIT (Class A)	2.65

Total	31.20

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$71.71 million

Annualized Expense Charge[1]
Retirement Class	0.47%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Wilshire Real Estate Securities Index tracks the performance of publicly traded real estate securities such as real estate investment trusts and real estate operating companies. Companies in the index generally have a market capitalization of at least $100 million. You cannot invest in this index.

investorInsight

Unlike the TIAA Real Estate Account, which owns real estate properties directly, this fund invests primarily in the stocks and other securities of companies that are engaged in real estate or related industries.

54 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Social Choice Equity Fund | Socially Screened Stocks

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Social Choice Equity Fund returned 15.03% for the Retirement Share Class, outperforming both the 14.94% return of the fund’s benchmark, the Russell 3000® Index, and the 13.54% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments for social criteria, as the fund does.

Excluded stocks boost performance.

The largest contribution to the fund’s superior performance versus the benchmark came from the exclusion of General Electric by the social screens. General Electric is the largest stock in the Russell 3000, with an oversized effect on its return. The stock’s performance during the period was a drag on the return of the index. The fund’s relative return was also helped by the exclusion of other stocks, including Wyeth, Abbott Laboratories, and Wal-Mart.

     The positive effects of the screens on the fund’s return were partially offset by the their excluding several stocks that performed well during the six-month period, such as ChevronTex-aco and Altria, the parent company of Philip Morris.

Managing risk helps keep the fund on track.

Because the social screens prevent the fund from owning some of the stocks in the Russell 3000 Index, the fund’s managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the index.

     As a result, the fund had overweight holdings, compared to the benchmark, in several stocks that outperformed the index, including FleetBoston and Bank One. The positive effects of these holdings were partly offset by overweight positions in such stocks as Merck and Johnson & Johnson, which underperformed the Russell 3000.

     (Note: Because its social criteria exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.)

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 55

Social Choice Equity Fund | Socially Screened Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRSCX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Social Choice Equity Fund
Retirement Class	37.11%	27.65%	15.03%	44.27%
Benchmark:
Russell 3000® Index[2]	38.19	27.92	14.94	44.73
Peer group:
Morningstar Large Blend	33.80	23.94	13.54	38.08

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002
2 Russell 3000 is a trademark and service mark of the Frank Russell Company.

56 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Social Choice Equity Fund | Socially Screened Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Johnson & Johnson	2.26
Microsoft Corp	2.25
American International Group, Inc	1.87
Procter & Gamble Co	1.77
Intel Corp	1.75
International Business Machines Corp	1.62
Bank of America Corp	1.61
Cisco Systems, Inc	1.53
Coca-Cola Co	1.50
Merck & Co, Inc	1.33

Total	17.49

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$20.04 million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the total market capitalization of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

This portfolio’s investments must pass two kinds of social screens. The first kind excludes companies whose revenues are derived from alcohol, tobacco, gambling, weapons production, or nuclear power. Remaining companies are then evaluated and selected based on such criteria as respect for the environment, diversity, charitable giving, fair labor and governance practices, and other issues.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 57

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Apparel and Accessory Stores	$ 4,642,656	0.69%
Building Materials and Garden Supplies	12,837,795	1.90
Business Services	38,088,371	5.64
Chemicals and Allied Products	69,498,893	10.29
Communications	36,679,703	5.43
Depository Institutions	64,409,800	9.53
Eating and Drinking Places	9,343,662	1.38
Electric, Gas, and Sanitary Services	13,809,682	2.04
Electronic and Other Electric Equipment	49,768,993	7.37
Engineering and Management Services	10,501,597	1.55
Fabricated Metal Products	10,721,153	1.59
Food and Kindred Products	28,035,321	4.15
Food Stores	2,417,960	0.36
Forestry	2,515,200	0.37
Furniture and Homefurnishings Stores	4,724,320	0.70
General Merchandise Stores	16,598,547	2.46
Health Services	4,392,456	0.65
Heavy Construction, Except Building	7,537,943	1.12
Holding and Other Investment Offices	2,377,577	0.35
Industrial Machinery and Equipment	57,248,604	8.47
Instruments and Related Products	27,191,998	4.03
Insurance Carriers	37,455,013	5.54
Leather and Leather Products	2,914,225	0.43
Metal Mining	1,881,171	0.28
Miscellaneous Retail	3,977,739	0.59
Motion Pictures	10,462,668	1.55
Nondepository Institutions	34,779,548	5.15
Oil and Gas Extraction	5,393,637	0.80
Paper and Allied Products	2,586,312	0.38
Petroleum and Coal Products	35,791,659	5.30
Primary Metal Industries	208,250	0.03
Printing and Publishing	5,950,413	0.88
Railroad Transportation	7,877,642	1.17
Rubber and Miscellaneous Plastics Products	151,385	0.02
Security and Commodity Brokers	9,468,318	1.40
Tobacco Products	7,341,820	1.09
Transportation By Air	1,663,914	0.25
Transportation Equipment	13,944,091	2.06
Trucking and Warehousing	8,598,492	1.27
Water Transportation	5,587,470	0.83
Wholesale Trade-Durable Goods	3,763,018	0.56

	VALUE	%

TOTAL COMMON STOCK (Cost $627,216,351)	$673,139,016	99.65%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	3,629,902	0.54

TOTAL SHORT TERM INVESTMENTS (Cost $3,630,000)	3,629,902	0.54

TOTAL PORTFOLIO (Cost $630,846,351)	676,768,918	100.19
OTHER ASSETS & LIABILITIES, NET	(1,255,786)	(0.19)

NET ASSETS	$675,513,132	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.65%
APPAREL AND ACCESSORY STORES—0.69%
211,800		Gap, Inc	$ 4,642,656

		TOTAL APPAREL AND
		ACCESSORY STORES	4,642,656

BUILDING MATERIALS AND GARDEN SUPPLIES—1.90%
214,800		Home Depot, Inc	8,024,928
85,745		Lowe’s Cos	4,812,867

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	12,837,795

BUSINESS SERVICES—5.64%
76,200		Automatic Data
		Processing, Inc	3,200,400
159,100	*	BEA Systems, Inc	2,030,116
49,000		Computer Associates
		International, Inc	1,316,140
45,900		Manpower, Inc	2,134,350
634,884		Microsoft Corp	15,853,053
687,403	*	Oracle Corp	8,255,710
204,200	*	Siebel Systems, Inc	2,350,342
109,560	*	Veritas Software Corp	2,948,260

		TOTAL BUSINESS
		SERVICES	38,088,371

CHEMICALS AND ALLIED PRODUCTS—10.29%
86,623		Air Products &
		Chemicals, Inc	4,341,546
133,035	*	Amgen, Inc	7,738,646
94,250	*	Amylin Pharmaceuticals,
		Inc	2,232,782

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 58

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
221,500		Dow Chemical Co	$ 8,922,020
3,715	*	Eyetech Pharmaceuticals,
		Inc	123,338
24,500	*	Forest Laboratories, Inc	1,754,690
34,187	*	Gilead Sciences, Inc	1,906,609
50,007	*	IVAX Corp	1,138,659
90,447		Lilly (Eli) & Co	6,050,902
66,700		Merck & Co, Inc	2,947,473
414,055		Pfizer, Inc	14,512,628
170,000		Procter & Gamble Co	17,829,600

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	69,498,893

COMMUNICATIONS—5.43%
49,637		AT&T Corp	971,396
194,700	*	AT&T Wireless
		Services, Inc	2,649,867
33,756		BellSouth Corp	934,704
113,000	*	Citadel Broadcasting
		Corp	1,971,850
104,942		Clear Channel
		Communications, Inc	4,444,294
142,291	*	Comcast Corp (Class A)	4,089,443
17,600	*	EchoStar Communications
		Corp (Class A)	576,400
257,700	*	Lucent Technologies, Inc	1,059,147
459,500	*	Qwest Communications
		International, Inc	1,980,445
298,070		SBC Communications,
		Inc	7,314,638
72,500	*	Sprint Corp (PCS Group)	667,000
161,359		Verizon Communications,
		Inc	5,896,058
105,189		Viacom, Inc (Class B)	4,124,461

		TOTAL COMMUNICATIONS	36,679,703

DEPOSITORY INSTITUTIONS—9.53%
50,443		Bank Of America Corp	4,084,874
48,699		Bank One Corp	2,655,069
3,900		BB&T Corp	137,670
425,646		Citigroup, Inc	22,005,898
45,900		Comerica, Inc	2,493,288
62,500		FleetBoston Financial
		Corp	2,806,250
67,600		Greenpoint Financial
		Corp	2,954,796
37,746		J.P. Morgan Chase & Co	1,583,445
124,700		Mellon Financial Corp	3,901,863
46,600		PNC Financial Services
		Group, Inc	2,582,572
12,300		Sovereign Bancorp, Inc	263,466
340,221		U.S. Bancorp	9,407,111

3,995		Wachovia Corp	$ 187,765
164,915		Wells Fargo & Co	9,345,733

		TOTAL DEPOSITORY
		INSTITUTIONS	64,409,800

EATING AND DRINKING PLACES—1.38%
65,800	*	Brinker International, Inc	2,495,794
132,400		McDonald’s Corp	3,782,668
66,447	*	The Cheesecake
		Factory, Inc	3,065,200

		TOTAL EATING AND
		DRINKING PLACES	9,343,662

ELECTRIC, GAS, AND SANITARY SERVICES—2.04%
13,800		American Electric
		Power Co, Inc	454,296
103,476		E.ON AG.	6,815,864
75,200		Entergy Corp	4,474,400
23,869	b*	Mirant Corp	9,428
122	*	NiSource, Inc (Sails)	310
200	*	Progress Energy, Inc (Cvo)	90
1		Texas Genco Holdings, Inc	36
68,100		Waste Management, Inc	2,055,258

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	13,809,682

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.37%
16,162	*	Altera Corp	330,513
108,292		American Power
		Conversion Corp	2,491,799
2,180	*	Atheros Communications,
		Inc	37,300
18,500	*	Broadcom Corp (Class A)	724,645
533,581		General Electric Co	16,284,892
296,791		Intel Corp	8,072,715
2,100	*	LSI Logic Corp	19,614
11,975	*	Marvell Technology
		Group Ltd	539,474
85,145		Maxim Integrated
		Products, Inc	4,009,478
76,400		Motorola, Inc	1,344,640
87,693	*	Novellus Systems, Inc	2,787,760
40,300		Qualcomm, Inc	2,676,726
5,200		Rockwell Collins, Inc	164,372
485,713	*	Taiwan Semiconductor
		Manufacturing Co Ltd
		(Spon ADR)	5,070,844
178,447		Texas Instruments, Inc	5,214,221

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	49,768,993

59 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—1.55%
174,647	*	Accenture Ltd (Class A)	$ 4,331,246
168,267		Monsanto Co	6,170,351

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	10,501,597

FABRICATED METAL PRODUCTS—1.59%
87,100		Illinois Tool Works, Inc	6,900,933
125,500		Masco Corp	3,820,220

		TOTAL FABRICATED
		METAL PRODUCTS	10,721,153

FOOD AND KINDRED PRODUCTS—4.15%
136,800		Coca-Cola Co	6,881,040
10,200		Conagra Foods, Inc	274,788
131,274	*	Dean Foods Co	4,384,552
22,526		General Mills, Inc	1,051,514
3,800		Kellogg Co	149,112
284,017		PepsiCo, Inc	15,294,315

		TOTAL FOOD AND
		KINDRED PRODUCTS	28,035,321

FOOD STORES—0.36%
21,600		Albertson’s, Inc	478,440
255,200	*	Winn-Dixie Stores, Inc	1,939,520

		TOTAL FOOD STORES	2,417,960

FORESTRY—0.37%
38,400		Weyerhaeuser Co	2,515,200

		TOTAL FORESTRY	2,515,200

FURNITURE AND HOMEFURNISHINGS STORES—0.70%
78,210	*	Bed Bath & Beyond, Inc	3,266,050
27,977		Best Buy Co, Inc	1,446,970
1,000		Circuit City Stores, Inc
		(Circuit City Group)	11,300

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	4,724,320

GENERAL MERCHANDISE STORES—2.46%
69,867	*	Costco Wholesale Corp	2,624,205
1,000	*	Kohl’s Corp	48,330
32,800		May Department
		Stores Co	1,134,224
168,600		Target Corp	7,593,744
87,084		Wal-Mart Stores, Inc	5,198,044

		TOTAL GENERAL
		MERCHANDISE STORES	16,598,547

HEALTH SERVICES—0.65%
58,888	*	Express Scripts, Inc	4,392,456

		TOTAL HEALTH SERVICES	4,392,456

HEAVY CONSTRUCTION, EXCEPT BUILDING—1.12%
78,539		Vinci S.A.	$ 7,537,943

		TOTAL HEAVY
		CONSTRUCTION, EXCEPT
		BUILDING	7,537,943

HOLDING AND OTHER INVESTMENT OFFICES—0.35%
300		Equity Office
		Properties Trust	8,667
55,465		Washington Mutual, Inc	2,368,910

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	2,377,577

INDUSTRIAL MACHINERY AND EQUIPMENT—8.47%
89,100		3M Co	7,294,617
167,545		Baker Hughes, Inc	6,112,042
45,300		Caterpillar, Inc	3,581,871
612,546	*	Cisco Systems, Inc	14,407,082
29,035		Deere & Co	2,012,416
282,059	*	Dell, Inc	9,482,824
48,513		Hewlett-Packard Co	1,108,037
130,420	d	International Business
		Machines Corp	11,977,773
59,298	*	Network Appliance, Inc	1,271,942

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	57,248,604

INSTRUMENTS AND RELATED PRODUCTS—4.03%
127,912	*	Boston Scientific Corp	5,420,911
73,000		Guidant Corp	4,626,010
118,600		Medtronic, Inc	5,663,150
96,931	*	St. Jude Medical, Inc	6,988,725
60,900	*	Zimmer Holdings, Inc	4,493,202

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	27,191,998

INSURANCE CARRIERS—5.54%
62,699		Aetna, Inc	5,625,354
138,845		American International
		Group, Inc	9,906,591
64,505	*	Anthem, Inc	5,846,733
4,873		Cincinnati Financial Corp	211,732
144,626		Safeco Corp	6,243,504
39,094		St. Paul Travelers Cos, Inc	1,564,151
440,098		Travelers Property
		Casualty Corp
		(Class B)	7,600,492

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 60

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
31,200		UnumProvident Corp	$ 456,456

		TOTAL INSURANCE
		CARRIERS	37,455,013

LEATHER AND LEATHER PRODUCTS—0.43%
71,096	*	Coach, Inc	2,914,225

		TOTAL LEATHER AND
		LEATHER PRODUCTS	2,914,225

METAL MINING—0.28%
54,322	*	Inco Ltd	1,881,171

		TOTAL METAL MINING	1,881,171

MISCELLANEOUS RETAIL—0.59%
57,374	*	eBay, Inc	3,977,739

		TOTAL MISCELLANEOUS
		RETAIL	3,977,739

MOTION PICTURES—1.55%
352,300	*	Time Warner, Inc	5,939,778
180,988		Walt Disney Co	4,522,890

		TOTAL MOTION PICTURES	10,462,668

NONDEPOSITORY INSTITUTIONS—5.15%
246,826		American Express Co	12,797,928
173,743		Fannie Mae	12,917,792
328,043		MBNA Corp	9,063,828

		TOTAL NONDEPOSITORY
		INSTITUTIONS	34,779,548

OIL AND GAS EXTRACTION—0.80%
74,572		Apache Corp	3,219,273
34,172		Burlington Resources, Inc	2,174,364

		TOTAL OIL AND GAS
		EXTRACTION	5,393,637

PAPER AND ALLIED PRODUCTS—0.38%
61,200		International Paper Co	2,586,312

		TOTAL PAPER AND
		ALLIED PRODUCTS	2,586,312

PETROLEUM AND COAL PRODUCTS—5.30%
24,619		ChevronTexaco Corp	2,161,056
78,600		ConocoPhillips	5,487,066
606,861		Exxon Mobil Corp	25,239,349
195,700		Lyondell Chemical Co	2,904,188

		TOTAL PETROLEUM AND
		COAL PRODUCTS	35,791,659

PRIMARY METAL INDUSTRIES—0.03%
11,900	*	Andrew Corp	208,250

		TOTAL PRIMARY METAL
		INDUSTRIES	208,250

PRINTING AND PUBLISHING—0.88%
16,100		Gannett Co, Inc	$ 1,419,054
142,900		News Corp Ltd (Spon ADR)	4,531,359

		TOTAL PRINTING AND
		PUBLISHING	5,950,413

RAILROAD TRANSPORTATION—1.17%
200,296		Canadian National
		Railway Co	7,877,642

		TOTAL RAILROAD
		TRANSPORTATION	7,877,642

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.02%
8,500		Tupperware Corp	151,385

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	151,385

SECURITY AND COMMODITY BROKERS—1.40%
66,000		Charles Schwab Corp	766,260
28,278		Goldman Sachs Group,
		Inc	2,950,809
22,000		Lehman Brothers
		Holdings, Inc	1,823,140
65,397		Morgan Stanley	3,747,248
3,340	*	Piper Jaffray Cos	180,861

		TOTAL SECURITY AND
		COMMODITY BROKERS	9,468,318

TOBACCO PRODUCTS—1.09%
66,600		Altria Group, Inc	3,626,370
45,600		R.J. Reynolds Tobacco
		Holdings, Inc	2,758,800
26,500		UST, Inc	956,650

		TOTAL TOBACCO
		PRODUCTS	7,341,820

TRANSPORTATION BY AIR—0.25%
47,800	*	AMR Corp	608,494
38,100	*	Continental Airlines,
		Inc (Class B)	477,393
48,600	*	Northwest Airlines Corp	491,346
6,100		Southwest Airlines Co	86,681

		TOTAL TRANSPORTATION
		BY AIR	1,663,914

TRANSPORTATION EQUIPMENT—2.06%
76,949		Autoliv, Inc	3,154,909
9,700		Delphi Corp	96,612
123,900		United Technologies Corp	10,692,570

		TOTAL TRANSPORTATION
		EQUIPMENT	13,944,091

61 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES		VALUE

TRUCKING AND WAREHOUSING—1.27%
123,117	United Parcel Service,
	Inc (Class B)	$ 8,598,492

	TOTAL TRUCKING AND
	WAREHOUSING	8,598,492

WATER TRANSPORTATION—0.83%
126,700	Royal Caribbean
	Cruises Ltd	5,587,470

	TOTAL WATER
	TRANSPORTATION	5,587,470

WHOLESALE TRADE-DURABLE GOODS—0.56%
74,192	Johnson & Johnson	3,763,018

	TOTAL WHOLESALE
	TRADE-DURABLE
	GOODS	3,763,018

	TOTAL COMMON STOCK
	(Cost $627,216,351)	673,139,016

PRINCIPAL

SHORT TERM INVESTMENTS—0.54%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.54%
	Federal Farm Credit
	Banks (FFCB)
$ 3,630,000	0.970%, 04/01/04	3,629,902

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	3,629,902

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $3,630,000)	3,629,902

	TOTAL PORTFOLIO—
	100.19%
	(Cost $630,846,351)	676,768,918
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.19%)	(1,255,786)

	NET ASSETS—100.00%	$675,513,132

*	Non-income producing
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 62

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

Summary by Country
	VALUE	%

DOMESTIC
United States	$ 1,594,699	0.30%

TOTAL DOMESTIC	1,594,699	0.30

FOREIGN
Australia	26,146,261	4.99
Belgium	585,245	0.11
China	1,255,006	0.24
Denmark	414,661	0.08
Finland	13,562,964	2.59
France	36,189,545	6.91
Germany	40,021,339	7.65
Greece	1,279,339	0.24
Hong Kong	7,631,909	1.46
Ireland	5,873,545	1.12
Italy	14,288,025	2.73
Japan	124,351,450	23.75
Netherlands	24,101,706	4.60
New Zealand	582,646	0.11
Norway	856,332	0.17
Portugal	749,968	0.14
Singapore	3,637,601	0.70
Spain	12,776,837	2.44
Sweden	8,829,998	1.69
Switzerland	67,031,394	12.80
Taiwan	1,220,686	0.23
United Kingdom	128,105,662	24.48

TOTAL FOREIGN	519,492,119	99.23

SHORT TERM INVESTMENTS	2,449,934	0.47

TOTAL PORTFOLIO	$523,536,752	100.00%

Summary by Industry
	VALUE	%

CORPORATE BOND
Insurance Carriers	$ 27,108	0.01%

TOTAL CORPORATE BOND (Cost $20,605)	27,108	0.01

PREFFERED STOCK
Motion Pictures	93,604	0.02
Printing and Publishing	976,285	0.18

TOTAL PREFFERED STOCK (Cost $853,943)	1,069,889	0.20

COMMON STOCK
Agricultural Services	7,065	0.00
Amusement And Recreation Services	34	0.00
Apparel and Accessory Stores	2,644,091	0.50
Apparel and Other Textile Products	266,138	0.05

Automotive Dealers and Service Stations	$ 50,656	0.01
Building Materials and Garden Supplies	5,241,353	1.00
Business Services	22,339,710	4.25
Chemicals and Allied Products	53,477,444	10.18
Coal Mining	1,255,006	0.24
Communications	36,821,338	7.01
Depository Institutions	86,108,237	16.39
Eating and Drinking Places	8,940,745	1.70
Electric, Gas, and Sanitary Services	24,695,781	4.70
Electronic and Other Electric Equipment	33,184,892	6.31
Fabricated Metal Products	5,423,702	1.03
Food and Kindred Products	14,816,604	2.82
Food Stores	14,835,736	2.82
Furniture and Fixtures	56,775	0.01
Furniture and Homefurnishings Stores	88,946	0.02
General Building Contractors	2,895,377	0.55
General Merchandise Stores	3,107,190	0.59
Health Services	41,113	0.01
Heavy Construction, Except Building	10,902,585	2.07
Holding and Other Investment Offices	10,475,711	1.99
Hotels and Other Lodging Places	497,506	0.09
Industrial Machinery and Equipment	11,227,034	2.14
Instruments and Related Products	15,807,173	3.01
Insurance Agents, Brokers and Service	70,972	0.01
Insurance Carriers	26,329,474	5.01
Leather and Leather Products	86,320	0.02
Local and Interurban Passenger Transit	1,476,266	0.28
Lumber and Wood Products	344,905	0.07
Metal Mining	6,592,178	1.25
Miscellaneous Manufacturing Industries	300,867	0.06
Miscellaneous Retail	661,109	0.13
Motion Pictures	283,733	0.05
Nondepository Institutions	7,319,777	1.39
Nonmetallic Minerals, Except Fuels	103,927	0.02
Oil and Gas Extraction	1,831,222	0.35
Paper and Allied Products	5,439,175	1.04
Petroleum and Coal Products	27,523,296	5.24
Primary Metal Industries	1,299,767	0.24
Printing and Publishing	12,484,472	2.38
Railroad Transportation	1,905,163	0.36
Real Estate	1,462,801	0.28

63 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

	VALUE	%

Rubber and Miscellaneous Plastic Products	$ 1,059,289	0.20%
Security and Commodity Brokers	16,439,577	3.13
Stone, Clay, and Glass Products	6,463,714	1.23
Textile Mill Products	439,102	0.08
Tobacco Products	146,297	0.03
Transportation By Air	2,066,516	0.39
Transportation Equipment	12,411,090	2.36
Trucking and Warehousing	1,473,676	0.28
Water Transportation	925,807	0.18
Wholesale Trade-Durable Goods	3,133,134	0.60
Wholesale Trade-Nondurable Goods	14,708,253	2.80

TOTAL COMMON STOCK (Cost $464,820,324)	519,989,821	98.95

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	2,449,934	0.47

TOTAL SHORT TERM INVESTMENTS (Cost $2,449,934)	2,449,934	0.47

TOTAL PORTFOLIO (Cost $468,144,806)	523,536,752	99.63
OTHER ASSETS & LIABILITIES, NET	1,951,599	0.37

NET ASSETS	$525,488,351	100.00%

SHARES			VALUE

CORPORATE BOND—0.01%
INSURANCE CARRIERS—0.01%
$ 1,383	*	AXA S.A. 0.00%,
		12/21/04	$ 27,108

		TOTAL INSURANCE
		CARRIERS	27,108

		TOTAL CORPORATE BOND
		(Cost $20,605)	27,108

PREFERRED STOCK—0.20%
MOTION PICTURES—0.02%
4,731		ProSieben SAT.1
		Media AG.	93,604

		TOTAL MOTION PICTURES	93,604

PRINTING AND PUBLISHING—0.18%
123,078		News Corp Ltd	976,285

		TOTAL PRINTING AND
		PUBLISHING	976,285

		TOTAL PREFERRED STOCK
		(Cost $853,943)	1,069,889

COMMON STOCK—98.95%
AGRICULTURAL SERVICES—0.00%
974	*	Yara International ASA	$ 7,065

		TOTAL AGRICULTURAL
		SERVICES	7,065

AMUSEMENT AND RECREATION SERVICES—0.00%
2		OPAP S.A.	34

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	34

APPAREL AND ACCESSORY STORES—0.50%
23,900		Fast Retailing Co Ltd	1,955,006
25,599		Hennes & Mauritz AB
		(B Shs)	689,085

		TOTAL APPAREL AND
		ACCESSORY STORES	2,644,091

APPAREL AND OTHER TEXTILE PRODUCTS—0.05%
6,452		Ansell Ltd	35,318
3,400		Aoyama Trading Co Ltd	83,501
17,000		Esprit Holdings Ltd	71,351
137,666		Wing Tai Holdings Ltd	75,968

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	266,138

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.01%
1,700		Autobacs Seven Co Ltd	50,656

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	50,656

BUILDING MATERIALS AND GARDEN SUPPLIES—1.00%
337,702		Wolseley plc	5,241,353

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	5,241,353

BUSINESS SERVICES—4.25%
26	*	Access Co Ltd	2,611,621
1,893	*	Business Objects	54,668
2,600		Capcom Co Ltd	25,791
289		Dentsu, Inc	883,376
60,600		Diamond Lease Co Ltd	2,679,483
3,498,680		Hays plc	8,005,412
5,400		Konami Corp	157,793
34,600		Oracle Corp Japan	2,055,347
6,335		Publicis Groupe S.A.	192,058
15,387		SAP AG.	2,432,653

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 64

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
16,076		Securitas AB (B Shs)	$ 232,358
52,200		Sumisho Lease Co Ltd	2,087,298
2,200		TIS, Inc	100,236
3,000		Trend Micro, Inc	103,811
79,000		Wharf Holdings Ltd	237,271
47,496		WPP Group plc	480,534

		TOTAL BUSINESS
		SERVICES	22,339,710

CHEMICALS AND ALLIED PRODUCTS—10.18%
26,216	*	Actelion NV	2,835,057
176,055		Akzo Nobel NV	6,462,493
5,784		Amersham plc	85,147
100,664	*	Ark Therapeutics
		Group plc	235,882
8,075	*	Basilea Pharmaceutica	616,692
42,772		Bayer AG.	1,041,263
18,552		Boots Group plc	211,223
18,005	*	Celltech Group plc	154,036
7,500		Chugai Pharmaceutical
		Co Ltd	119,383
533		CSL Ltd	8,537
2,823	*	Cytos Biotechnology AG.	90,806
260,000		Daicel Chemical
		Industries Ltd	1,187,101
5,300		Daiichi Pharmaceutical
		Co Ltd	102,908
6,665		Givaudan S.A. (Regd)	3,403,919
110,751		GlaxoSmithKline plc	2,173,847
77,512		Imperial Chemical
		Industries plc	321,593
90,200		Kao Corp	2,063,498
17,000		Kyowa Hakko Kogyo
		Co Ltd	112,587
11,754		L’Oreal S.A.	899,892
218,445		Novartis AG. (Regd)	9,276,821
15,304	*	Oriflame Cosmetics
		S.A. (SDR)	431,239
7,139	*	Qiagen NV	93,434
443,222		Reckitt Benckiser plc	10,956,042
18,488		Sanofi-Synthelabo S.A.	1,207,563
22,000		Sekisui Chemical Co Ltd	150,353
93,000		Shin-Etsu Chemical
		Co Ltd	3,915,413
23,000		Shiseido Co Ltd	299,784
34,000		Showa Denko KK	77,782
73,500		Takeda Chemical
		Industries Ltd	3,278,128
397,000		Teijin Ltd	1,339,424
11,736		Wesfarmers Ltd	259,836

9,765		Zeltia S.A.	$ 65,761

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	53,477,444

COAL MINING—0.24%
363,490		Byd Co Ltd (H Shs)	1,255,006

		TOTAL COAL MINING	1,255,006

COMMUNICATIONS—7.01%
11,000		COMSYS Holdings Corp	90,402
289	*	Dentsu, Inc (W/I)	861,153
167,322	*	Deutsche Telekom AG.
		(Regd)	3,006,193
399,888	*	Ericsson (LM) (B Shs)	1,108,252
71,461		France Telecom S.A.	1,828,379
16,343		Hellenic
		Telecommunications
		Organization S.A.	230,563
873		KDDI Corp	4,925,756
135,550		KPN NV	1,057,766
38,311		Mediaset S.p.A.	425,136
3,297	*	Modern Times Group
		AB (B Shs)	61,426
8,600		Nippon Television
		Network Corp	1,536,733
61,021		Portugal Telecom
		SGPS S.A. (Regd)	682,397
3,053		PT Multimedia Servicos
		de Telecomunicacoes e
		Multimedia SGPS S.A.	67,570
621,000		Singapore
		Telecommunications Ltd	863,195
7,660		Societe Television
		Francaise 1 (T.F.1)	243,242
8,425		TDC a/s	307,337
6,119		Tele2 AB (B Shs)	281,555
150,632		Telecom Corp of
		New Zealand Ltd	582,646
328,787		Telecom Italia S.p.A.	1,030,318
312,774		Telefonica S.A.	4,731,569
46,941		Telenor ASA	325,436
18,000		Television Broadcasts Ltd	85,020
106,143		TeliaSonera AB	458,842
246,188		TIM S.p.A.	1,391,686
3,376,313		Vodafone Group plc	7,989,140
110,863		Vodafone Group plc
		(Spon ADR)	2,649,626

		TOTAL COMMUNICATIONS	36,821,338

DEPOSITORY INSTITUTIONS—16.39%
256,293		ABN Amro Holding NV	5,716,495
10,120		Alpha Bank S.A.	311,658
116,633		Australia & New Zealand
		Banking Group Ltd	1,688,265

65 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
15,394		Banca Fideuram S.p.A.	$ 85,130
275,795		Banca Intesa S.p.A.	911,707
61,372		Banca Monte dei Paschi
		di Siena S.p.A.	179,123
99,371	*	Banca Nazionale del
		Lavoro S.p.A.	225,306
455,484		Banco Santander
		Central Hispano S.A.	4,953,736
60,804		Bank Of East Asia Ltd	183,791
36,000		Bank Of Fukuoka Ltd	179,939
22,000	*	Bank Of Yokohama Ltd	129,418
29,352	*	Bayerische Hypo-und
		Vereinsbank AG.	574,966
23,690	*	Bayerische Hypo-und
		Vereinsbank AG. (Rts)	21,252
32,500		BOC Hong Kong
		Holdings Ltd	61,946
78,732		Capitalia S.p.A.	203,667
3,620		Commercial Bank
		of Greece	84,524
32,721	*	Commerzbank AG.	554,909
83,224	*	Commonwealth Bank
		of Australia	2,115,795
10,339		Credit Agricole S.A.	269,994
85,600		DAH Sing Financial	604,279
68,055		DBS Group Holdings Ltd	584,634
37,102		Depfa Bank plc	5,836,114
6		EFG Eurobank
		Ergasias S.A.	122
73,500		Hang Seng Bank Ltd	938,667
53,000		Hokugin Financial
		Group, Inc	86,605
516,010		HSBC Holdings plc
		(United Kingdom)	7,672,144
207,831		Lloyds TSB Group plc	1,579,414
5,000	*	Mitsubishi Securities
		Co Ltd	68,775
461		Mitsubishi Tokyo
		Financial Group, Inc	4,564,137
15,000		Mitsui Trust Holdings, Inc	103,667
102,473		National Australia
		Bank Ltd	2,425,224
12,405		National Bank
		of Greece S.A.	330,196
130,477		Nordea Bank AB
		(Sweden)	891,035
8,750		Piraeus Bank S.A.	100,432
91,000	*	Resona Holdings, Inc	152,199
498,023		Royal Bank of
		Scotland Group plc	15,175,536
65,787		Sanpaolo IMI S.p.A.	749,439
528,000		Shinsei Bank Ltd	4,187,052

40,000		Shizuoka Bank Ltd	$ 344,884
26,271		Skandinaviska Enskilda
		Banken (A Shs)	384,940
1,290		Societe Generale (A Shs)	110,177
52,530		St. George Bank Ltd	847,799
16,458		Standard Chartered plc	275,553
446		Sumitomo Mitsui
		Financial Group Inc	3,301,004
65,000		Sumitomo Trust &
		Banking Co Ltd	432,979
24,609		Svenska Handelsbanken
		AB (A Shs)	465,010
184,749		UBS AG. (Regd)	13,722,920
103,000		United Overseas Bank Ltd	823,386
67,044		Westpac Banking Corp	898,293

		TOTAL DEPOSITORY
		INSTITUTIONS	86,108,237

EATING AND DRINKING PLACES—1.70%
7,426	*	Autogrill S.p.A.	107,046
1,289,783		Compass Group plc	8,497,984
7,007		Mitchells & Butlers plc	33,611
5,200		Skylark Co Ltd	113,712
6,189		Sodexho Alliance S.A.	188,392

		TOTAL EATING AND
		DRINKING PLACES	8,940,745

ELECTRIC, GAS, AND SANITARY SERVICES—4.70%
66,175		Australian Gas Light
		Co Ltd	586,047
228,964		BG Group plc	1,368,657
143,354		E.ON AG.	9,442,589
397,000		Hong Kong & China
		Gas Co Ltd	685,353
128,745		Iberdrola S.A.	2,658,007
15,344		Kelda Group plc	127,111
12,800		Kyushu Electric Power
		Co, Inc	235,982
199,000		Osaka Gas Co Ltd	594,886
24,248		Puma AG. Rudolf
		Dassler Sport	5,342,846
35,051		Suez S.A.(France)	715,893
11,100		Tokyo Electric Power
		Co, Inc	251,266
59,079	*	Vivendi Universal S.A.	1,566,029
122		West Japan Railway Co	489,009
1,216,000	*	Xinao Gas Holdings Ltd	632,106

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	24,695,781

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.31%
32,305	*	ABB Ltd	190,487

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 66

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
13,545		Advantest Corp	$ 1,110,577
40,049	*	Alcatel S.A.	631,936
53,199	*	Alstom	128,791
3		ARM Holdings plc	7
8,936	*	ASML Holding NV	163,733
14,742		Electrolux AB Series B	301,045
36,000		Furukawa Electric Co Ltd	140,145
12,700		Hirose Electric Co Ltd	1,412,400
859,500		Johnson Electric
		Holdings Ltd	932,189
18,163		Kesa Electricals plc	89,795
38,600		Kyocera Corp	3,242,793
15,100		Mabuchi Motor Co Ltd	1,092,930
204,000		Matsushita Electric
		Industrial Co Ltd	3,153,093
12,000		Matsushita Electric
		Works Ltd	114,769
1,424	*	Mobistar S.A.	93,448
661,671		Nokia Oyj	13,562,964
3,000	*	Oki Electric Industry
		Co Ltd	14,216
43,000		Sanyo Electric Co Ltd	214,101
850,000	*	Semiconductor
		Manufacturing
		International Corp	256,382
67,300		Sony Corp	2,820,474
14,600		Stanley Electric Co Ltd	278,991
670,360	*	Taiwan Semiconductor
		Manufacturing Co Ltd	1,220,686
6,000		Taiyo Yuden Co Ltd	100,236
15,472		Thomson	285,393
2,400		Tokyo Electron Ltd	160,331
302,000		Toshiba Corp	1,370,154
5,500		Yamaha Corp	102,826

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	33,184,892

FABRICATED METAL PRODUCTS—1.03%
18,113		Assa Abloy AB (B Shs)	220,969
18,475		European Aeronautic
		Defense & Space Co	398,454
7,818		Geberit AG. (Regd)	4,295,164
72,000		NHK Spring Co Ltd	440,852
27,927		Novar plc	68,263

		TOTAL FABRICATED METAL
		PRODUCTS	5,423,702

FOOD AND KINDRED PRODUCTS—2.82%
36,000		Ajinomoto Co, Inc	429,086
6,600		Asahi Breweries Ltd	76,572
166,500		Coca-Cola Amatil Ltd	866,921

4,600		Coca-Cola Hellenic
		Bottling Co S.A.	$ 117,694
1,600		Coca-Cola West
		Japan Co Ltd	40,909
1,270,000		Global Bio-Chem
		Technology Group
		Co Ltd	1,059,542
26,617		Groupe Danone	4,363,464
263		Hermes International	53,651
9,800		Interbrew S.A.	269,648
1,700		Ito En Ltd	76,147
87,471		Lion Nathan Ltd	407,357
15,890		LVMH Moet Hennessy
		Louis Vuitton S.A.	1,167,728
8,000		Meiji Dairies Corp	38,295
18,000		Meiji Seika Kaisha Ltd	83,222
1,576		Nestle S.A. (Regd)	401,822
9,000		Nichirei Corp	32,701
10,000		Nippon Meat Packers, Inc	117,557
9,700	*	Numico NV	286,088
12,488		Orkla ASA	358,315
195,000		People’s Food
		Holdings Ltd	173,333
31,569		Pernod-Ricard	3,840,719
17,000		Sapporo Holdings Ltd	60,460
10,000		Takara Holdings, Inc	92,661
26,581		Tate & Lyle plc	145,212
5,000		Toyo Suisan Kaisha Ltd	67,958
7,000		Yakult Honsha Co Ltd	111,491
8,000		Yamazaki Baking Co Ltd	78,051

		TOTAL FOOD AND
		KINDRED PRODUCTS	14,816,604

FOOD STORES—2.82%
37,917		Carrefour S.A.	1,870,371
39	*	Casino Guichard-
		Perrachon B
		Wts 12/15/05	23
4,795		Delhaize Group	222,150
4,100		FamilyMart Co Ltd	126,111
3,000		Ito-Yokado Co Ltd	136,685
3,800		Lawson, Inc	145,739
72,169	*	Royal Ahold NV	590,665
2,574,202		Tesco plc	11,626,426
9,000		UNY Co Ltd	117,566

		TOTAL FOOD STORES	14,835,736

FURNITURE AND FIXTURES—0.01%
21,015		MFI Furniture Group plc	56,775

		TOTAL FURNITURE
		AND FIXTURES	56,775

67 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES		VALUE

FURNITURE AND HOMEFURNISHINGS STORES—0.02%
3,100	Shimachu Co Ltd	$ 88,946

	TOTAL FURNITURE AND
	HOMEFURNISHINGS
	STORES	88,946

GENERAL BUILDING CONTRACTORS—0.55%
23,808	Allgreen Properties Ltd	15,055
13,012	Bouygues S.A.	447,732
53,000	Daito Trust Construction
	Co Ltd	2,068,342
9,000	Nishimatsu Construction
	Co Ltd	37,113
10,000	Obayashi Corp	54,693
910	Persimmon plc	11,557
14,220	Skanska AB (B Shs)	120,679
7,100	Sumitomo Realty &
	Development Co Ltd	92,337
12,000	Toda Corp	47,869

	TOTAL GENERAL BUILDING
	CONTRACTORS	2,895,377

GENERAL MERCHANDISE STORES—0.59%
1,800	Aeon Co Ltd	77,685
14,000	Daimaru, Inc	118,153
7,000	Hankyu Department
	Stores, Inc	65,536
10,000	Isetan Co Ltd	152,353
144,805	Kingfisher plc	767,785
147,032	Marks & Spencer
	Group plc	752,570
9,461	Metro AG.	405,071
23,000	Mitsukoshi Ltd	126,679
4,367	Pinault-Printemps-
	Redoute S.A.	456,430
16,500	Takashimaya Co Ltd	184,928

	TOTAL GENERAL
	MERCHANDISE STORES	3,107,190

HEALTH SERVICES—0.01%
6,673	Sonic Healthcare Ltd	41,113

	TOTAL HEALTH SERVICES	41,113

HEAVY CONSTRUCTION, EXCEPT BUILDING—2.07%
6,000	JGC Corp	66,151
18,694	Transurban Group	66,079
112,218	Vinci S.A.	10,770,355

	TOTAL HEAVY
	CONSTRUCTION,
	EXCEPT BUILDING	10,902,585

HOLDING AND OTHER INVESTMENT OFFICES—1.99%
3,000	f*	Ashikaga Financial
		Group, Inc	$ 0
753		Bostads AB Drott	14,378
16,052	*	Canary Wharf Group plc	85,701
41,291		Centro Properties Group	134,606
74,468		Deutsche Office Trust	66,518
3,014	*	Drott AB (B Shs)	44,563
86,399		Investa Property Group	134,561
11,262		iShares MSCI EAFE
		Index Fund	1,594,699
15		Japan Real Estate
		Investment Corp	119,671
56		Japan Retail Fund
		Investment Corp	413,938
74,186		Macquarie Goodman
		Industrial Trust	95,151
301,428		Macquarie Infrastructure
		Group	685,773
14		Nippon Building Fund, Inc	105,638
25,005		Nobel Biocare Holding AG.	3,434,400
908,000	*	Orient Corp	2,897,640
72,000		Sumitomo Corp	648,474

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	10,475,711

HOTELS AND OTHER LODGING PLACES—0.09%
12,279		Accor S.A.	497,506

		TOTAL HOTELS AND OTHER
		LODGING PLACES	497,506

INDUSTRIAL MACHINERY AND EQUIPMENT—2.14%
16,504		Aggreko plc	45,043
10,474		Atlas Copco AB (B Shs)	341,666
6,000		Dainippon Screen
		Manufacturing Co Ltd	42,447
102,692		Dixons Group plc	290,648
1,289		East Asiatic Co Ltd a/s	56,383
8,000		Ebara Corp	46,369
710,022		Futuris Corp Ltd	867,306
67,000	*	Ishikawajima-Harima
		Heavy Industries Co Ltd	104,974
73,000		Kubota Corp	348,037
205,000		Makino Milling Machine
		Co Ltd	1,300,524
5,000		Makita Corp	64,353
20,000		Minebea Co Ltd	100,735
432,000		Mitsubishi Heavy
		Industries Ltd	1,403,528
315,000		NSK Ltd	1,553,275
6,335		Rieter Holding AG.	1,600,189

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 68

  Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
6,000		Sanden Corp	$ 39,506
54,944		Sandvik AB	1,752,222
26,267	*	Saurer AG.	1,156,963
4,000		Takuma Co Ltd	31,374
34,000		Texwinca Holdings Ltd	26,184
2,800		THK Co Ltd	55,308

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	11,227,034

INSTRUMENTS AND RELATED PRODUCTS—3.01%
46,000		Canon, Inc	2,383,236
12,000		Casio Computer Co Ltd	142,798
23,000		Citizen Watch Co Ltd	228,154
2,052		Cochlear Ltd	31,692
13,000		Fuji Photo Film Co Ltd	413,611
6,626		Gambro AB (A Shs)	50,082
12,517		IMI plc	81,838
462,408	*	Invensys plc	165,718
3,550		Keyence Corp	865,363
25,000		Konica Corp	357,572
16,000		Nikon Corp	213,005
8,000		Nipro Corp	120,190
751		Nobel Biocare Holding AG.
		(Stockholm)	102,772
92,000	*	PCCW Ltd	61,994
12,177		Smith & Nephew plc	119,842
1,460		Synthes-Stratec, Inc	1,497,052
296,219		The Swatch Group AG.
		(Regd)	7,751,241
33,900		Tokyo Seimitsu Co Ltd	1,146,999
4,000		Ushio, Inc	74,014

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	15,807,173

INSURANCE AGENTS, BROKERS AND SERVICE—0.01%
3,876		MLP AG.	70,972

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	70,972

INSURANCE CARRIERS—5.01%
72,745		Aegon NV	929,722
497,000		Aioi Insurance Co Ltd	2,479,387
30,195		Alleanza Assicurazioni
		S.p.A.	341,752
14,942		Allianz AG. (Regd)	1,627,076
15,528		Assicurazioni Generali
		S.p.A.	396,150
9,635		Aviva plc	93,497
91,984		AXA	1,919,404

516,000	*	China Life Insurance
		Co Ltd (H Shs)	$ 324,524
49,917		Converium Holding AG.	2,442,952
527		Daido Life Insurance
		Co Ltd	2,152,881
27,461		Friends Provident plc	73,307
156,375		Insurance Australia
		Group Ltd	567,077
163,851		Legal & General
		Group plc	285,324
13,295		Mediolanum S.p.A.	81,855
4		Millea Holdings, Inc	62,287
9,686		Muenchener Rueckver
		AG. (Regd)	1,075,685
298,769		Promina Group Ltd	846,233
7,674		Prudential plc	63,114
10,528		Schindler Holding AG.
		(Pt Cert)	3,066,529
53,115		Skandia Forsakrings AB	209,888
22,000		Sompo Japan
		Insurance, Inc	235,998
44,743		Zurich Financial
		Services AG.	7,054,832

		TOTAL INSURANCE
		CARRIERS	26,329,474

LEATHER AND LEATHER PRODUCTS—0.02%
31,500		Yue Yuen Industrial
		Holdings	86,320

		TOTAL LEATHER AND
		LEATHER PRODUCTS	86,320

LOCAL AND INTERURBAN PASSENGER TRANSIT—0.28%
220		East Japan Railway Co	1,156,726
38,500		MTR Corp	59,298
9,329		Veolia Environnement	260,242

		TOTAL LOCAL AND
		INTERURBAN
		PASSENGER TRANSIT	1,476,266

LUMBER AND WOOD PRODUCTS—0.07%
1,841		Holmen AB (B Shs)	51,754
26,000		Sekisui House Ltd	293,151

		TOTAL LUMBER AND
		WOOD PRODUCTS	344,905

METAL MINING—1.25%
224,125		Alumina Ltd	917,140
1,022,000		Mitsubishi Materials Corp	2,495,199
128,046		Newcrest Mining Ltd	1,258,129
26,019		Rio Tinto Ltd	683,528

69 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES			VALUE

METAL MINING—(Continued)
10,000		Sumitomo Metal Mining
		Co Ltd	$ 72,476
298,221		WMC Resources Ltd	1,165,706

		TOTAL METAL MINING	6,592,178

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.06%
2,300		Aderans Co Ltd	54,496
4,000		Bandai Co Ltd	102,081
8,640		Bulgari S.p.A.	78,889
6,000	*	Sega Corp	65,401

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	300,867

MISCELLANEOUS RETAIL—0.13%
31,660		GUS plc	435,816
111,441		Signet Group plc	225,293

		TOTAL MISCELLANEOUS
		RETAIL	661,109

MOTION PICTURES—0.05%
23,392		Rank Group plc	144,020
8,500		Toho Co Ltd	139,713

		TOTAL MOTION PICTURES	283,733

NONDEPOSITORY INSTITUTIONS—1.39%
1,140		Acom Co Ltd	83,280
8,652		HBOS plc	117,350
237,364	*	Hypo Real Estate Holding	6,659,433
30,301		Mediobanca S.p.A.	349,654
9,200		Nissin Co Ltd	37,584
1,040		Takefuji Corp	72,476

		TOTAL NONDEPOSITORY
		INSTITUTIONS	7,319,777

NONMETALLIC MINERALS, EXCEPT FUELS—0.02%
17,000		Dowa Mining Co Ltd	103,927

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	103,927

OIL AND GAS EXTRACTION—0.35%
91,015		Origin Energy Ltd	382,170
196,296		Shell Transport &
		Trading Co plc	1,282,511
1,232		Technip S.A.	166,541

		TOTAL OIL AND GAS
		EXTRACTION	1,831,222

PAPER AND ALLIED PRODUCTS—1.04%
69,000		NGK Insulators Ltd	566,406
154,000		OJI Paper Co Ltd

7,348	Svenska Cellulosa AB	1,070,236
	(B Shs)	$ 293,772
73,300	Uni-Charm Corp	3,508,761

	TOTAL PAPER AND
	ALLIED PRODUCTS	5,439,175

PETROLEUM AND COAL PRODUCTS—5.24%
378,245	BHP Billiton Ltd	3,540,336
827,280	BP plc	6,933,100
4,759	BP plc (Spon ADR)	243,661
339,746	ENI S.p.A.	6,830,526
6,930	Hellenic Petroleum S.A.	61,658
398,000	Nippon Oil Corp	2,280,079
974	Norsk Hydro ASA	61,284
5,097	Repsol YPF S.A.	105,606
156,249	Royal Dutch Petroleum Co	7,421,355
3,812	Woodside Petroleum Ltd	45,691

	TOTAL PETROLEUM AND
	COAL PRODUCTS	27,523,296

PRIMARY METAL INDUSTRIES—0.24%
22,466	Arcelor	407,501
7,536	BHP Billiton plc	68,696
10,000	NEOMAX Co Ltd	154,179
2,455	Ssab Svenskt Stal AB
	(Series A)	43,134
57,000	Sumitomo Metal
	Industries Ltd	76,157
20,087	ThyssenKrupp AG.	373,236
5,896	TUI AG.	134,406
6,470	Viohalco S.A.	42,458

	TOTAL PRIMARY METAL
	INDUSTRIES	1,299,767

PRINTING AND PUBLISHING—2.38%
8,414	Arnoldo Mondadori
	Editore S.p.A.	77,240
6,894	Eniro AB	58,964
11,174	Gruppo Editoriale
	L’Espresso S.p.A.	65,775
8,137	Lagardere S.C.A.	463,280
155,805	News Corp Ltd	1,401,224
4,968	Promotora de
	Informaciones S.A.
	(PRISA)	88,281
111,634	Reed Elsevier NV	1,473,388
966,072	Reed Elsevier plc	8,549,011
60,000	SCMP Group Ltd	24,451
210,563	Seat Pagine Gialle S.p.A.	205,715
10,749	Telefonica Publicidad e
	Informacion S.A.	77,143

	TOTAL PRINTING AND
	PUBLISHING	12,484,472

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 70

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

RAILROAD TRANSPORTATION—0.36%
325,676		Brambles Industries Ltd	$ 1,394,856
28,452		Brambles Industries plc	112,294
26,900		Firstgroup plc	132,618
21,964		Mayne Group Ltd	56,677
47,000		Tobu Railway Co Ltd	208,718

		TOTAL RAILROAD
		TRANSPORTATION	1,905,163

REAL ESTATE—0.28%
15,720		CapitaLand Ltd	15,755
83,289		CFS Gandel Retail Trust	92,837
10,007	*	CFS Gandel Retail Trust
		(New)	11,078
400		City Developments Ltd	1,456
84,577		Commonwealth Property
		Office Fund	76,193
66,872		General Property Trust	157,245
9,464		Hammerson plc	118,275
74,000		Hang Lung Properties Ltd	104,953
47,000		Henderson Land
		Development Co Ltd	225,013
40,000		Hysan Development
		Co Ltd	69,310
44,390		Mirvac Group	157,586
100		Mitsui Fudosan Co Ltd	1,258
104,000		New World Development
		Co Ltd	95,442
41,600	*	New World Development
		Ltd (Rts)	9,451
100,000		Sino Land Co Ltd	62,571
16,468		Slough Estates plc	135,439
1,386		Stockland	5,894
14,957		Stockland Trust Group	64,517
6,400		Sun Hung Kai
		Properties Ltd	58,528

		TOTAL REAL ESTATE	1,462,801

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.20%
24,747		Continental AG.	973,779
3,200		Toyoda Gosei Co Ltd	85,510

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	1,059,289

SECURITY AND COMMODITY BROKERS—3.13%
6,618		Australian Stock
		Exchange Ltd	83,670
1,120		Euronext NV	33,377
9,214	*	FinecoGroup S.p.A.	51,044
46,000		Hong Kong Exchanges &
		Clearing Ltd	98,600
336,576		Man Group plc	$ 10,818,899
82,000		Marubeni Corp	223,060

138,000		Mitsui & Co Ltd	1,238,929
212,000		Nomura Holdings, Inc	3,861,585
2,174	*	OMHEX AB	30,413

		TOTAL SECURITY AND
		COMMODITY BROKERS	16,439,577

STONE, CLAY, AND GLASS PRODUCTS—1.23%
40,000		Asahi Glass Co Ltd	432,162
5,550		BPB plc	36,261
62,338		Holcim Ltd (Regd)	3,333,780
45,109		Pilkington plc	74,199
17,199		RMC Group plc	198,980
1,600		Sika AG.	783,045
14,000		Sumitomo Osaka
		Cement Co Ltd	35,661
14,000		Taiheiyo Cement Corp	41,448
136,000		Toto Ltd	1,528,178

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	6,463,714

TEXTILE MILL PRODUCTS—0.08%
182,000		Toyobo Co Ltd	439,102

		TOTAL TEXTILE MILL
		PRODUCTS	439,102

TOBACCO PRODUCTS—0.03%
20		Japan Tobacco, Inc	146,297

		TOTAL TOBACCO
		PRODUCTS	146,297

TRANSPORTATION BY AIR—0.39%
4,990		Air France	89,592
30,000		Cathay Pacific Airways
		Ltd	61,224
12,675	*	Deutsche Lufthansa AG.
		(Regd)	206,542
29,704		Iberia Lineas Aereas
		de Espana	96,734
56,000	*	Japan Airlines
		System Corp	190,551
146,000		Singapore Airlines Ltd	958,091
68,500		Swire Pacific Ltd (A Shs)	463,782

		TOTAL TRANSPORTATION
		BY AIR	2,066,516

TRANSPORTATION EQUIPMENT—2.36%
203,287		BAE Systems plc	750,958
4,362		Cobham plc	108,947
28,556	*	Fiat S.p.A.	197,220
392,208		Finmeccanica S.p.A.	303,650
14,000		Hino Motors Ltd	101,062

71 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES			VALUE

TRANSPORTATION EQUIPMENT—(Continued)
79,000	*	Kawasaki Heavy
		Industries Ltd	$ 126,813
1,595	*	Kvaerner ASA	29,736
7,024		MAN AG.	250,322
43,000		Mitsui Engineering &
		Shipbuilding Co Ltd	81,838
194,000		Nissan Motor Co Ltd	2,172,442
5,171		Peugeot Citroen S.A.	263,463
4,083		Renault S.A.	282,742
4,900		Shimano, Inc	117,749
4,420		Siemens AG.	326,284
29,441		Smiths Group plc	346,833
88,000		Toyota Industries Corp	2,093,526
127,900		Toyota Motor Corp	4,770,049
2,108		Valeo S.A.	87,456

		TOTAL TRANSPORTATION
		EQUIPMENT	12,411,090

TRUCKING AND WAREHOUSING—0.28%
6,000		Mitsubishi Logistics
		Corp	64,132
8,000		Seino Transportation
		Co Ltd	82,203
59,000		Sumitomo Warehouse
		Co Ltd	268,813
63,000		Yamato Transport Co Ltd	1,058,528

		TOTAL TRUCKING AND
		WAREHOUSING	1,473,676

WATER TRANSPORTATION—0.18%
34,000		COSCO Pacific Ltd	52,367
2,623		Frontline Ltd	74,497
85,000		Mitsui OSK Lines Ltd	437,930
97,000		Neptune Orient Lines Ltd	126,729
24,000		Nippon Yusen
		Kabushiki Kaisha	114,654
29,059		Peninsular & Oriental
		Steam Navigation Co	119,630

		TOTAL WATER
		TRANSPORTATION	925,807

WHOLESALE TRADE-DURABLE GOODS—0.60%
5,000		Anritsu Corp	39,938
1,179		Beru AG.	87,164
33,000		Fuji Electric Co Ltd	85,961
4,100		Kuroda Electric Co Ltd	169,068
4,400		Mitsumi Electric Co Ltd	51,217
7,345		SSL International plc	40,835
122,400		Terumo Corp	2,658,951

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	3,133,134

WHOLESALE TRADE-NONDURABLE GOODS—2.80%
8,363	Alliance Unichem plc	$ 89,223
596,069	British American
	Tobacco plc	8,966,540
95,594	Celesio AG.	5,227,657
5,430	Clariant AG.	76,723
19,525	Fyffes plc	37,431
2,649	H. Lundbeck a/s	50,940
5,500	Kokuyo Co Ltd	69,784
18,604	Swedish Match AB	189,955

	TOTAL WHOLESALE
	TRADE-NONDURABLE
	GOODS	14,708,253

	TOTAL COMMON STOCK
	(Cost $464,820,324)	519,989,821

PRINCIPAL

SHORT TERM INVESTMENTS—0.47%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit
	Banks (FFCB)
$2,450,000	0.970%, 04/01/04	2,449,934

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	2,449,934

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $2,449,934)	2,449,934

	TOTAL PORTFOLIO—
	99.63%
	(Cost $468,144,806)	523,536,752
	OTHER ASSETS &
	LIABILITIES, NET—
	0.37%	1,951,599

	NET ASSETS—100.00%	$525,488,351

*	Non-income producing
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 72

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 1,504,096	0.84%
Apparel and Accessory Stores	1,288,548	0.72
Business Services	2,064,495	1.15
Chemicals and Allied Products	6,999,229	3.90
Communications	15,979,953	8.91
Depository Institutions	35,028,007	19.53
Eating and Drinking Places	1,683,622	0.94
Electric, Gas, and Sanitary Services	12,139,614	6.77
Electronic and Other Electric Equipment	3,004,655	1.68
Engineering and Management Services	5,367,323	2.99
Fabricated Metal Products	3,031,746	1.69
Food and Kindred Products	3,625,789	2.02
Food Stores	1,288,585	0.72
Forestry	3,163,192	1.76
General Building Contractors	727,631	0.41
General Merchandise Stores	1,280,402	0.71
Health Services	1,501,020	0.84
Holding and Other Investment Offices	5,569,202	3.11
Hotels and Other Lodging Places	768,250	0.43
Industrial Machinery and Equipment	9,611,049	5.36
Instruments and Related Products	2,016,796	1.13
Insurance Agents, Brokers and Service	2,040	0.00
Insurance Carriers	13,169,858	7.34
Miscellaneous Retail	1,818,652	1.01
Motion Pictures	3,318,614	1.85
Nondepository Institutions	7,683,623	4.28
Oil and Gas Extraction	3,382,856	1.89
Petroleum and Coal Products	14,537,124	8.11
Primary Metal Industries	979,617	0.55
Printing and Publishing	164,647	0.09
Railroad Transportation	757,038	0.42
Real Estate	37,695	0.02
Security and Commodity Brokers	4,652,216	2.59
Stone, Clay, and Glass Products	32,520	0.02
Tobacco Products	6,482,325	3.61
Transportation By Air	539,874	0.30
Transportation Equipment	1,171,081	0.65
Transportation Services	1,206,453	0.67
Wholesale Trade-Durable Goods	388,800	0.22
Wholesale Trade-Nondurable Goods	1,011,024	0.56

TOTAL COMMON STOCK (Cost $160,171,306)	$178,979,261	99.79%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	$ 949,974	0.53%

TOTAL SHORT TERM INVESTMENTS (Cost $949,974)	949,974	0.53

TOTAL PORTFOLIO (Cost $161,121,280)	179,929,235	100.32
OTHER ASSETS & LIABILITIES, NET	(569,885)	(0.32)

NET ASSETS	$179,359,350	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.79%
AMUSEMENT AND RECREATION SERVICES—0.84%
77,400	*	Caesars Entertainment,
		Inc	$ 1,009,296
20,000	*	Multimedia Games, Inc	494,800

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	1,504,096

APPAREL AND ACCESSORY STORES—0.72%
1,000		Foot Locker, Inc	25,800
35,292		Talbots, Inc	1,262,748

		TOTAL APPAREL AND
		ACCESSORY STORES	1,288,548

BUSINESS SERVICES—1.15%
22,300	*	Computer Sciences Corp	899,359
81,365	*	Manugistics Group, Inc	557,350
52,805	*	Siebel Systems, Inc	607,786

		TOTAL BUSINESS
		SERVICES	2,064,495

CHEMICALS AND ALLIED PRODUCTS—3.90%
31,400		Bristol-Myers Squibb Co	760,822
12,700		Clorox Co	621,157
5,400		Dow Chemical Co	217,512
8,218		Du Pont (E.I.) de
		Nemours & Co	346,964
21,900		Gillette Co	856,290
800	*	Invitrogen Corp	57,352
44,079		Merck & Co, Inc	1,947,851
6,800		Procter & Gamble Co	713,184
69,700		Schering-Plough Corp	1,130,534
9,256		Wyeth	347,563

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	6,999,229

73 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—8.91%
2,500	*	American Tower Corp
		(Class A)	$ 28,375
41,780		AT&T Corp	817,635
72,306		BellSouth Corp	2,002,153
69,750	*	Comcast Corp (Class A)	2,004,615
900	*	Crown Castle
		International Corp	11,367
128,044	*	Lucent Technologies, Inc	526,261
222,622	*	Qwest Communications
		International, Inc	959,501
135,470		SBC Communications,
		Inc	3,324,434
200	*	U.S. Cellular Corp	7,730
2,307	*	UnitedGlobalcom, Inc
		(Class A)	19,586
102,610		Verizon Communications,
		Inc	3,749,369
64,497		Viacom, Inc (Class B)	2,528,927

		TOTAL COMMUNICATIONS	15,979,953

DEPOSITORY INSTITUTIONS—19.53%
1,900		Bancorpsouth, Inc	41,572
35,516		Bank Of America Corp	2,876,086
85,973		Bank One Corp	4,687,248
413	*	BOK Financial Corp	16,933
500		Capitol Federal Financial	17,950
32,676		Charter One Financial, Inc	1,155,423
177,562		Citigroup, Inc	9,179,955
35,300		Comerica, Inc	1,917,496
1,184		Compass Bancshares, Inc	49,100
300		First Bancorp
		(Puerto Rico)	12,480
1,047		First Midwest
		Bancorp, Inc	35,745
1,200		First National Bankshares
		of Florida, Inc	21,084
103,000		FleetBoston Financial
		Corp	4,624,700
1,200		FNB Corp	26,520
1,323		Fulton Financial Corp	29,463
4,000		Golden West Financial
		Corp	447,800
20,486		Hibernia Corp (Class A)	481,216
1,100		Hudson City Bancorp, Inc	41,624
1,600		IndyMac Bancorp, Inc	58,064
700		International Bancshares
		Corp	36,981
1,000		Marshall & Ilsley Corp	37,810
18,300		Mellon Financial Corp	572,607
138		Mercantile Bankshares
		Corp	5,930
43,214		National City Corp	1,537,554

38,100		National Commerce
		Financial Corp	$ 1,090,041
2,778		New York Community
		Bancorp, Inc	95,230
1,785		Old National Bancorp	40,341
281		Park National Corp	31,837
623		People’s Bank	28,963
1,100		Provident Financial
		Group, Inc	44,176
1,293		Sky Financial Group, Inc	33,553
700		Synovus Financial Corp	17,115
1,097		Trustmark Corp	31,923
95,970		U.S. Bancorp	2,653,571
1,500		Union Planters Corp	44,775
777		United Bankshares, Inc	23,699
1,769		Valley National Bancorp	49,479
20,662		Wachovia Corp	971,114
33,137		Wells Fargo & Co	1,877,874
595		Westamerica Bancorp	30,024
1,000		Whitney Holding Corp	41,740
300		Wilmington Trust Corp	11,211

		TOTAL DEPOSITORY
		INSTITUTIONS	35,028,007

EATING AND DRINKING PLACES—0.94%
37,021	*	Brinker International, Inc	1,404,207
9,780		McDonald’s Corp	279,415

		TOTAL EATING AND
		DRINKING PLACES	1,683,622

ELECTRIC, GAS, AND SANITARY SERVICES—6.77%
2,600		Alliant Energy Corp	67,756
12,400		American Electric
		Power Co, Inc	408,208
5,603	*	Calpine Corp	26,166
10,400		Dominion Resources, Inc	668,720
6,300	*	Dynegy, Inc (Class A)	24,948
6,900		Entergy Corp	410,550
1,500		Equitable Resources, Inc	66,630
25,559		Exelon Corp	1,760,248
32,600		FirstEnergy Corp	1,274,008
446		Kinder Morgan, Inc	28,107
500		MDU Resources Group,
		Inc	11,745
1,414		National Fuel Gas Co	34,784
1,200		NiSource, Inc	25,500
1,000		Oneok, Inc	22,550
787		Peoples Energy Corp	35,140
80,900	*	PG&E Corp	2,343,673
800		Piedmont Natural
		Gas Co, Inc	33,776
29,300		PPL Corp	1,336,080

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 74

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
6,400		Sempra Energy	$ 203,520
47,965		TXU Corp	1,374,677
63,875		Waste Management, Inc	1,927,748
435		Western Gas
		Resources, Inc	22,120
1,095		WGL Holdings, Inc	32,960

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	12,139,614

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—1.68%
11,300	*	ADC Telecommunications,
		Inc	32,770
1,400		AVX Corp	23,086
30,418	*	Dupont Photomasks, Inc	707,523
104,839	*	LSI Logic Corp	979,196
24,800		Motorola, Inc	436,480
64,000		Nintendo Co Ltd	825,600

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	3,004,655

ENGINEERING AND MANAGEMENT SERVICES—2.99%
101,682		Monsanto Co	3,728,679
136,440		Servicemaster Co	1,638,644

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	5,367,323

FABRICATED METAL PRODUCTS—1.69%
8,600		Illinois Tool Works, Inc	681,378
54,000		Masco Corp	1,643,760
140,200	*	Tower Automotive, Inc	706,608

		TOTAL FABRICATED METAL
		PRODUCTS	3,031,746

FOOD AND KINDRED PRODUCTS—2.02%
38,600		Coca-Cola Co	1,941,580
335		Coors (Adolph) Co
		(Class B)	23,266
34,600		General Mills, Inc	1,615,128
668		Lancaster Colony Corp	26,987
515		Tootsie Roll Industries, Inc	18,828

		TOTAL FOOD AND
		KINDRED PRODUCTS	3,625,789

FOOD STORES—0.72%
77,439	*	Kroger Co	1,288,585

		TOTAL FOOD STORES	1,288,585

FORESTRY—1.76%
48,293		Weyerhaeuser Co	3,163,192

		TOTAL FORESTRY	3,163,192

GENERAL BUILDING CONTRACTORS—0.41%
2,600		Centex Corp	$ 140,556
5,000		D.R. Horton, Inc	177,150
1,200		KB Home	96,960
3,300		Lennar Corp (Class A)	178,299
800		Ryland Group, Inc	71,064
1,400	*	Toll Brothers, Inc	63,602

		TOTAL GENERAL
		BUILDING
		CONTRACTORS	727,631

GENERAL MERCHANDISE STORES—0.71%
25,000		May Department
		Stores Co	864,500
1,100		Neiman Marcus
		Group, Inc (Class A)	59,334
8,300		Sears Roebuck & Co	356,568

		TOTAL GENERAL
		MERCHANDISE STORES	1,280,402

HEALTH SERVICES—0.84%
134,500	*	Tenet Healthcare Corp	1,501,020

		TOTAL HEALTH SERVICES	1,501,020

HOLDING AND OTHER INVESTMENT OFFICES—3.11%
14,900		AMB Property Corp	553,833
3,700		Annaly Mortgage
		Management, Inc	72,335
19,400		Apartment Investment &
		Management Co
		(Class A)	603,146
800		Camden Property Trust	35,960
300		Centerpoint Properties
		Trust	24,750
720		Chelsea Property
		Group, Inc	45,317
11		Cross Timbers
		Royalty Trust	312
24,600		Developers Diversified
		Realty Corp	993,840
975		Federal Realty
		Investment Trust	45,045
6,600		General Growth
		Properties, Inc	231,990
42,780		Highwoods Properties,
		Inc	1,121,264
1,100		Independence Community
		Bank Corp	44,825
6,292		iShares Russell 1000
		Value Index Fund	376,954
100		Kimco Realty Corp	5,098

75 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
35		New Plan Excel Realty
		Trust	$ 957
880		Pan Pacific Retail
		Properties, Inc	45,848
800		Realty Income Corp	35,720
900		Rouse Co	48,240
4,300		Simon Property Group, Inc	251,292
2,500		Thornburg Mortgage, Inc	77,750
32,600		United Dominion
		Realty Trust, Inc	639,612
7,378		Washington Mutual, Inc	315,114

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	5,569,202

HOTELS AND OTHER LODGING PLACES—0.43%
21,950	*	Wynn Resorts Ltd	768,250

		TOTAL HOTELS AND OTHER
		LODGING PLACES	768,250

INDUSTRIAL MACHINERY AND EQUIPMENT—5.36%
2,800		3M Co	229,236
62,984	*	AGCO Corp	1,304,399
53,200	*	Emulex Corp	1,132,628
99,116		Hewlett-Packard Co	2,263,809
28,280		International Business
		Machines Corp	2,597,235
220,540	*	Solectron Corp	1,219,586
37,200		Timken Co	864,156

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	9,611,049

INSTRUMENTS AND RELATED PRODUCTS—1.13%
33		Bard (C.R.), Inc	3,222
9,400		Eastman Kodak Co	245,998
56,400		Raytheon Co	1,767,576

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,016,796

INSURANCE AGENTS, BROKERS AND SERVICE—0.00%
60	*	Medco Health
		Solutions, Inc	2,040

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	2,040

INSURANCE CARRIERS—7.34%
22,218		Aetna, Inc	1,993,399
1,900		Allstate Corp	86,374

2,200		Ambac Financial
		Group, Inc	$ 162,316
39,605		American International
		Group, Inc	2,825,817
147		American National
		Insurance Co	13,155
2,600	*	Anthem, Inc	235,664
1,800		Berkley (W.R.) Corp	71,784
600		Erie Indemnity Co
		(Class A)	28,956
4,400		Fidelity National
		Financial, Inc	174,240
800		Jefferson-Pilot Corp	44,008
8,900		John Hancock Financial
		Services, Inc	388,841
27,508		Lincoln National Corp	1,301,679
29	*	Markel Corp	8,349
4,600		MBIA, Inc	288,420
2,400	*	Pacificare Health
		Systems, Inc	94,920
25,800		Prudential Financial, Inc	1,155,324
28,822		Safeco Corp	1,244,246
900		Stancorp Financial
		Group, Inc	58,725
500		Transatlantic Holdings,
		Inc	43,605
77,915		Travelers Property
		Casualty Corp
		(Class B)	1,345,592
21,100		XL Capital Ltd (Class A)	1,604,444

		TOTAL INSURANCE
		CARRIERS	13,169,858

MISCELLANEOUS RETAIL—1.01%
96,634	*	Office Depot, Inc	1,818,652

		TOTAL MISCELLANEOUS
		RETAIL	1,818,652

MOTION PICTURES—1.85%
8,300	*	Liberty Media Corp
		(Class A)	90,885
191,443	*	Time Warner, Inc	3,227,729

		TOTAL MOTION PICTURES	3,318,614

NONDEPOSITORY INSTITUTIONS—4.28%
3,200	*	AmeriCredit Corp	54,496
5,000		Countrywide Financial
		Corp	479,500
52,400		Fannie Mae	3,895,940
54,834		Freddie Mac	3,238,496
98		Student Loan Corp	15,191

		TOTAL NONDEPOSITORY
		INSTITUTIONS	7,683,623

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 76

  Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—1.89%
3,700		Anadarko Petroleum
		Corp	$ 191,882
9,600		Apache Corp	414,432
6,500		Burlington Resources,
		Inc	413,595
800		Chesapeake Energy Corp	10,720
6,800		Devon Energy Corp	395,420
600		Diamond Offshore
		Drilling, Inc	14,514
1,200		ENSCO International, Inc	33,804
1,131		Helmerich & Payne, Inc	32,403
2,400		Kerr-McGee Corp	123,600
500	*	Newfield Exploration Co	23,965
857		Noble Energy, Inc	40,365
12,270		Occidental Petroleum
		Corp	565,034
2,500		Pioneer Natural
		Resources Co	80,750
1,521		Pogo Producing Co	69,768
1,100	*	Pride International, Inc	18,766
500		Tidewater, Inc	14,065
8,300		Unocal Corp	309,424
30,900	*	Varco International, Inc	556,509
500	*	Westport Resources Corp	16,495
2,272		XTO Energy, Inc	57,345

		TOTAL OIL AND GAS
		EXTRACTION	3,382,856

PETROLEUM AND COAL PRODUCTS—8.11%
29,785		ChevronTexaco Corp	2,614,527
22,000		ConocoPhillips	1,535,820
216,938		Exxon Mobil Corp	9,022,451
90,429		Lyondell Chemical Co	1,341,966
722	*	Premcor, Inc	22,360

		TOTAL PETROLEUM AND
		COAL PRODUCTS	14,537,124

PRIMARY METAL INDUSTRIES—0.55%
10,200		Alcoa, Inc	353,838
16,170	*	International Steel
		Group, Inc	625,779

		TOTAL PRIMARY METAL
		INDUSTRIES	979,617

PRINTING AND PUBLISHING—0.09%
1,100		Lee Enterprises, Inc	49,698
300		Media General, Inc
		(Class A)	20,184
300		Meredith Corp	15,168
90		Washington Post Co
		(Class B)	79,597

		TOTAL PRINTING AND
		PUBLISHING	164,647

RAILROAD TRANSPORTATION—0.42%
24,993		CSX Corp	$ 757,038

		TOTAL RAILROAD
		TRANSPORTATION	757,038

REAL ESTATE—0.02%
700		Forest City Enterprises,
		Inc (Class A)	37,695

		TOTAL REAL ESTATE	37,695

SECURITY AND COMMODITY BROKERS—2.59%
29,498		A.G. Edwards, Inc	1,153,962
706		Goldman Sachs
		Group, Inc	73,671
52,199		Janus Capital Group, Inc	855,020
30,104		Merrill Lynch & Co, Inc	1,792,994
12,791		Morgan Stanley	732,924
806	*	Piper Jaffray Cos	43,645

		TOTAL SECURITY AND
		COMMODITY BROKERS	4,652,216

STONE, CLAY, AND GLASS PRODUCTS—0.02%
800		Lafarge North America,
		Inc	32,520

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	32,520

TOBACCO PRODUCTS—3.61%
119,051		Altria Group, Inc	6,482,325

		TOTAL TOBACCO
		PRODUCTS	6,482,325

TRANSPORTATION BY AIR—0.30%
53,400	*	Northwest Airlines Corp	539,874

		TOTAL TRANSPORTATION
		BY AIR	539,874

TRANSPORTATION EQUIPMENT—0.65%
15,485		Boeing Co	635,969
17,700		Ford Motor Co	240,189
5,244		Paccar, Inc	294,923

		TOTAL TRANSPORTATION
		EQUIPMENT	1,171,081

TRANSPORTATION SERVICES—0.67%
50,670	*	Orbitz, Inc (Class A)	1,206,453

		TOTAL TRANSPORTATION
		SERVICES	1,206,453

77 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES		VALUE

WHOLESALE TRADE-DURABLE GOODS—0.22%
8,100	W.W. Grainger, Inc	$ 388,800

	TOTAL WHOLESALE
	TRADE-DURABLE
	GOODS	388,800

WHOLESALE TRADE-NONDURABLE GOODS—0.56%
33,600	McKesson Corp	1,011,024

	TOTAL WHOLESALE
	TRADE-NONDURABLE
	GOODS	1,011,024

	TOTAL COMMON STOCK
	(Cost $160,171,306)	178,979,261

PRINCIPAL

SHORT TERM INVESTMENTS—0.53%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.53%
	Federal Farm
	Credit Banks (FFCB)
$950,000	0.970%, 04/01/04	949,974

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	949,974

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $949,974)	949,974

	TOTAL PORTFOLIO—
	100.32%
	(Cost $161,121,280)	179,929,235
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.32)%	(569,885)

	NET ASSETS—100.00%	$179,359,350

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 78

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 2,063,443	1.78%
Apparel and Accessory Stores	2,631,898	2.27
Apparel and Other Textile Products	376,064	0.32
Automotive Dealers and Service Stations	1,076,089	0.93
Building Materials and Garden Supplies	80,535	0.07
Business Services	19,205,365	16.56
Chemicals and Allied Products	11,422,962	9.84
Coal Mining	16,080	0.01
Communications	3,328,929	2.87
Depository Institutions	2,877,897	2.48
Eating and Drinking Places	4,013,171	3.46
Educational Services	2,084,006	1.80
Electric, Gas, and Sanitary Services	466,087	0.40
Electronic and Other Electric Equipment	13,222,851	11.39
Engineering and Management Services	3,735,712	3.22
Fabricated Metal Products	876,588	0.76
Food and Kindred Products	2,077,085	1.79
Food Stores	1,214,505	1.05
Furniture and Fixtures	647,387	0.56
Furniture and Homefurnishings Stores	1,631,200	1.41
General Merchandise Stores	968,183	0.83
Health Services	4,680,833	4.03
Holding and Other Investment Offices	358,133	0.31
Hotels and Other Lodging Places	801,970	0.69
Industrial Machinery and Equipment	8,244,537	7.10
Instruments and Related Products	6,528,960	5.63
Insurance Agents, Brokers and Service	202,229	0.17
Insurance Carriers	2,415,263	2.08
Leather and Leather Products	460,120	0.40
Metal Mining	720,107	0.62
Miscellaneous Manufacturing Industries	499,767	0.43
Miscellaneous Retail	2,502,674	2.16
Nondepository Institutions	302,020	0.26
Oil and Gas Extraction	3,780,729	3.26
Paper and Allied Products	934,500	0.81
Personal Services	775,822	0.67
Printing and Publishing	523,768	0.45
Real Estate	32,552	0.03

Rubber and Miscellaneous Plastics Produc	$ 293,407	0.25%
Security and Commodity Brokers	2,800,888	2.41
Stone, Clay, and Glass Products	375,648	0.32
Transportation By Air	179,559	0.15
Transportation Equipment	990,983	0.85
Transportation Services	825,850	0.71
Trucking and Warehousing	71,552	0.06
Wholesale Trade-Durable Goods	1,266,578	1.09
Wholesale Trade-Nondurable Goods	734,481	0.63

TOTAL COMMON STOCK (Cost $101,983,532)	115,318,967	99.37

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	509,986	0.44

TOTAL SHORT TERM INVESTMENTS (Cost $509,986)	509,986	0.44

TOTAL PORTFOLIO (Cost $102,493,518)	115,828,953	99.81
OTHER ASSETS & LIABILITIES, NET	226,099	0.19

NET ASSETS	$116,055,052	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.37%
AMUSEMENT AND RECREATION SERVICES—1.78%
76,100	*	Caesars Entertainment,
		Inc	$ 992,344
5,300		Harrah’s Entertainment,
		Inc	290,917
500		International Speedway
		Corp (Class A)	23,500
28,800	*	Multimedia Games, Inc	712,512
1,000		Station Casinos, Inc	44,170

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	2,063,443

APPAREL AND ACCESSORY STORES—2.27%
4,300		Abercrombie & Fitch
		Co (Class A)	145,512
22,800	*	AnnTaylor Stores Corp	975,840
4,500	*	Chico’s FAS, Inc	208,800
600		Claire’s Stores, Inc	12,504
15,400		Ross Stores, Inc	471,394
33,300		TJX Cos, Inc	817,848

		TOTAL APPAREL AND
		ACCESSORY STORES	2,631,898

79 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.32%
600	*	Columbia Sportswear Co	$ 33,264
10,000		Polo Ralph Lauren Corp	342,800

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	376,064

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.93%
600	*	Advance Auto Parts	24,402
1,900	*	Autozone, Inc	163,343
29,600	*	Carmax, Inc	864,320
600	*	O’Reilly Automotive, Inc	24,024

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	1,076,089

BUILDING MATERIALS AND GARDEN SUPPLIES—0.07%
1,500		Fastenal Co	80,535

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	80,535

BUSINESS SERVICES—16.56%
20,300		Adobe Systems, Inc	800,429
10,200	*	Affiliated Computer
		Services, Inc (Class A)	529,380
94,303	*	BEA Systems, Inc	1,203,306
3,200	*	Bisys Group, Inc	53,632
11,000	*	BMC Software, Inc	215,050
79,700	*	Brocade Communications
		Systems, Inc	530,802
700	*	Ceridian Corp	13,797
1,700		Certegy, Inc	59,534
500	*	Checkfree Corp	14,730
8,000	*	ChoicePoint, Inc	304,240
7,500	*	Citrix Systems, Inc	162,150
300	*	Cognizant Technology
		Solutions Corp	13,575
1,400	*	DoubleClick, Inc	15,750
40,700	*	DST Systems, Inc	1,845,745
2,700	*	Dun & Bradstreet Corp	144,450
31,300	*	Electronic Arts, Inc	1,688,948
2,000		Equifax, Inc	51,640
500		Factset Research
		Systems, Inc	21,280
750		Fair Isaac Corp	27,060
9,791	*	Fiserv, Inc	350,224
1,600	*	Getty Images, Inc	86,368
4,800		GTECH Holdings Corp	283,872
500		Henry (Jack) &
		Associates, Inc	9,630

8,600		IMS Health, Inc	$ 200,036
43,160	*	Intuit, Inc	1,937,021
600	*	Iron Mountain, Inc	26,778
25,200	*	Juniper Networks, Inc	655,452
1,900	*	Lamar Advertising Co	76,418
9,000	*	Macromedia, Inc	180,630
22,000		Manpower, Inc	1,023,000
3,400	*	Mercury Interactive Corp	152,320
35,800	*	Monster Worldwide, Inc	937,960
1,300	*	NetScreen Technologies,
		Inc	47,359
47,700	*	Network Associates, Inc	858,600
31,000	*	Novell, Inc	352,780
9,522	*	Peoplesoft, Inc	176,062
300	*	RealNetworks, Inc	1,800
15,200	*	Red Hat, Inc	347,472
1,850	*	Rent-A-Center, Inc	61,032
400		Reynolds & Reynolds Co
		(Class A)	11,364
5,600	*	Robert Half International,
		Inc	132,272
11,500	*	Siebel Systems, Inc	132,365
24,000	*	SunGard Data Systems,
		Inc	657,600
19,400	*	Symantec Corp	898,220
7,000	*	Synopsys, Inc	202,720
3,400	*	Unisys Corp	48,552
35,000	*	VeriSign, Inc	580,650
9,000	*	WebMD Corp	80,010
34,000	*	Westwood One, Inc	1,001,300

		TOTAL BUSINESS
		SERVICES	19,205,365

CHEMICALS AND ALLIED PRODUCTS—9.84%
2,400		Alberto-Culver Co	105,288
14,300		Allergan, Inc	1,203,488
10,000	*	American Pharmaceutical
		Partners, Inc	469,400
34,500	*	Amylin Pharmaceuticals,
		Inc	817,305
300	*	Andrx Corp	8,160
3,900		Avery Dennison Corp	242,619
6,150	*	Barr Pharmaceuticals,
		Inc	282,285
35,600	*	Biogen Idec, Inc	1,979,360
700	*	Cephalon, Inc	40,117
600	*	Charles River Laboratories
		International, Inc	25,710
1,900	*	Chiron Corp	83,619
8,500		Clorox Co	415,735
19,014		Ecolab, Inc	542,469

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 80

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,800		Estee Lauder Cos
		(Class A)	$ 79,812
16,000	*	Gilead Sciences, Inc	892,320
9,000	*	ICOS Corp	333,450
700	*	ImClone Systems, Inc	35,602
3,700		International Flavors &
		Fragrances, Inc	131,350
60,300	*	IVAX Corp	1,373,031
200	*	King Pharmaceuticals,
		Inc	3,368
400		Medicis Pharmaceutical
		Corp (Class A)	16,000
14,600	*	MedImmune, Inc	336,968
7,000	*	Millennium
		Pharmaceuticals, Inc	118,300
30,500		Mylan Laboratories, Inc	693,265
100	*	Neurocrine Biosciences,
		Inc	5,910
12,800	*	Onyx Pharmaceuticals,
		Inc	517,888
300	*	Pharmaceutical
		Resources, Inc	17,058
2,200		Praxair, Inc	81,664
10,100	*	Sepracor, Inc	485,810
1,547		Sigma-Aldrich Corp	85,611

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	11,422,962

COAL MINING—0.01%
600		Consol Energy, Inc	16,080

		TOTAL COAL MINING	16,080

COMMUNICATIONS—2.87%
21,800	*	Cablevision Systems
		Corp (Class A)	498,784
47,500	*	Cox Radio, Inc (Class A)	1,011,750
300	*	Entercom
		Communications Corp	13,581
5,698	*	Foundry Networks, Inc	97,835
34,900	*	Nextel Partners, Inc
		(Class A)	441,834
6,700	*	Qwest Communications
		International, Inc	28,877
70,151	*	Sprint Corp (PCS Group)	645,389
17,900	*	Univision
		Communications, Inc
		(Class A)	590,879

		TOTAL COMMUNICATIONS	3,328,929

DEPOSITORY INSTITUTIONS—2.48%
27,200		Charter One Financial,
		Inc	961,792

200		First Bancorp
		(Puerto Rico)	$ 8,320
31,000		New York Community
		Bancorp, Inc	1,062,680
6,200		Synovus Financial Corp	151,590
11,900		TCF Financial Corp	607,733
1,700		Westamerica Bancorp	85,782

		TOTAL DEPOSITORY
		INSTITUTIONS	2,877,897

EATING AND DRINKING PLACES—3.46%
2,100		Applebee’s International,
		Inc	86,835
2,800		Aramark Corp (Class B)	76,748
53,800	*	Brinker International,
		Inc	2,040,634
200		CBRL Group, Inc	7,928
5,300		Darden Restaurants, Inc	131,387
1,000	*	Krispy Kreme Doughnuts,
		Inc	34,340
600		Outback Steakhouse, Inc	29,220
1,534		Ruby Tuesday, Inc	49,318
20,900	*	The Cheesecake
		Factory, Inc	964,117
15,600	*	Yum! Brands, Inc	592,644

		TOTAL EATING AND
		DRINKING PLACES	4,013,171

EDUCATIONAL SERVICES—1.80%
500	*	Apollo Group, Inc
		(University of
		Phoenix Online)	43,510
5,813	*	Career Education Corp	329,248
20,600	*	Corinthian Colleges, Inc	681,036
1,000	*	DeVry, Inc	30,150
27,400	*	Education Management
		Corp	872,142
4,100	*	ITT Educational Services,
		Inc	127,920

		TOTAL EDUCATIONAL
		SERVICES	2,084,006

ELECTRIC, GAS, AND SANITARY SERVICES—0.40%
21,900	*	AES Corp	186,807
3,900		Kinder Morgan, Inc	245,778
700	*	Stericycle, Inc	33,502

		TOTAL ELECTRIC, GAS,
		AND SANITARY
		SERVICES	466,087

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—11.39%
324,900	*	ADC Telecommunications,
		Inc	942,210

81 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
10,900		Adtran, Inc	$ 327,327
157,100	*	Agere Systems, Inc
		(Class B)	490,152
67,100	*	Altera Corp	1,372,195
200		Ametek, Inc	5,128
900	*	Amkor Technology, Inc	13,167
8,800	*	Broadcom Corp (Class A)	344,696
36,500	*	Comverse Technology, Inc	662,110
1,200	*	Cree, Inc	26,760
6,789	*	Cypress Semiconductor
		Corp	138,971
20,800	*	Dupont Photomasks, Inc	483,808
16,000	*	Energizer Holdings, Inc	747,040
1,000		Harman International
		Industries, Inc	79,600
500	*	Integrated Circuit
		Systems, Inc	12,515
57,100	*	Integrated Device
		Technology, Inc	856,500
1,600	*	Interdigital
		Communications Corp	27,968
900		Intersil Corp (Class A)	20,061
5,800	*	Jabil Circuit, Inc	170,694
198,500	*	JDS Uniphase Corp	807,895
700		L-3 Communications
		Holdings, Inc	41,636
78,500	*	LSI Logic Corp	733,190
14,900	*	Marvell Technology
		Group Ltd	671,245
1,400		Maytag Corp	44,198
9,667		Microchip Technology,
		Inc	256,756
13,700	*	Micron Technology, Inc	228,927
3,400		Molex, Inc	103,326
11,300	*	National Semiconductor
		Corp	502,059
38,324	*	Novellus Systems, Inc	1,218,320
5,800	*	Nvidia Corp	153,642
9,100	*	PMC-Sierra, Inc	154,427
6,200	*	QLogic Corp	204,662
3,900	*	Rambus, Inc	109,317
6,600		Rockwell Collins, Inc	208,626
89,300	*	Sanmina-SCI Corp	983,193
1,000	*	Tellabs, Inc	8,630
2,500	*	Utstarcom, Inc	71,900

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	13,222,851

ENGINEERING AND MANAGEMENT SERVICES—3.22%
300	*	Affymetrix, Inc	$ 10,125
74,400	*	BearingPoint, Inc	797,568
900	*	Celgene Corp	42,885
21,008		Corporate Executive
		Board Co	987,376
4,500	*	Jacobs Engineering
		Group, Inc	200,700
26,200		Monsanto Co	960,754
7,358		Moody’s Corp	520,946
2,600		Quest Diagnostics, Inc	215,358

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	3,735,712

FABRICATED METAL PRODUCTS—0.76%
2,700	*	Alliant Techsystems, Inc	146,880
1,200		Ball Corp	81,336
21,300		Masco Corp	648,372

		TOTAL FABRICATED METAL
		PRODUCTS	876,588

FOOD AND KINDRED PRODUCTS—1.79%
1,200		Coca-Cola Enterprises,
		Inc	29,004
26,300	*	Constellation Brands,
		Inc (Class A)	844,230
20,000	*	Dean Foods Co	668,000
5,700		Hershey Foods Corp	472,245
300		McCormick & Co, Inc
		(Non-Vote)	10,056
1,800		Pepsi Bottling Group, Inc	53,550

		TOTAL FOOD AND
		KINDRED PRODUCTS	2,077,085

FOOD STORES—1.05%
28,400	*	Starbucks Corp	1,072,100
1,900		Whole Foods Market, Inc	142,405

		TOTAL FOOD STORES	1,214,505

FURNITURE AND FIXTURES—0.56%
1,600		Herman Miller, Inc	42,608
3,300		Hillenbrand Industries,
		Inc	224,037
4,000		HON Industries, Inc	148,640
200		Leggett & Platt, Inc	4,742
9,800		Newell Rubbermaid, Inc	227,360

		TOTAL FURNITURE AND
		FIXTURES	647,387

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 82

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—1.41%
46,400		Pier 1 Imports, Inc	$ 1,099,680
8,500		RadioShack Corp	281,860
7,300	*	Williams-Sonoma, Inc	249,660

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	1,631,200

GENERAL MERCHANDISE STORES—0.83%
600	*	99 Cents Only Stores	14,652
14,200		Dollar General Corp	272,640
5,400	*	Dollar Tree Stores, Inc	166,806
14,300		Family Dollar Stores, Inc	514,085

		TOTAL GENERAL
		MERCHANDISE STORES	968,183

HEALTH SERVICES—4.03%
32,384	*	Caremark Rx, Inc	1,076,768
700	*	Coventry Health Care,
		Inc	29,631
5,000	*	DaVita, Inc	238,750
23,074	*	Express Scripts, Inc	1,721,090
2,200	*	First Health Group Corp	48,092
12,200		Health Management
		Associates, Inc
		(Class A)	283,162
10,600	*	Laboratory Corp of
		America Holdings	416,050
3,400	*	Lincare Holdings, Inc	106,828
8,500	*	Tenet Healthcare Corp	94,860
21,000	*	Triad Hospitals, Inc	647,220
399		Universal Health
		Services, Inc (Class B)	18,382

		TOTAL HEALTH SERVICES	4,680,833

HOLDING AND OTHER INVESTMENT OFFICES—0.31%
1,200		Chelsea Property Group,
		Inc	75,528
1,200		Cousins Properties, Inc	39,348
300		Mills Corp	15,987
4,900		Popular, Inc	211,190
300		Rouse Co	16,080

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	358,133

HOTELS AND OTHER LODGING PLACES—0.69%
40,200		Hilton Hotels Corp	653,250
3,400		Marriott International, Inc
		(Class A)	144,670

100		Starwood Hotels &
		Resorts Worldwide, Inc	$ 4,050

		TOTAL HOTELS AND OTHER
		LODGING PLACES	801,970

INDUSTRIAL MACHINERY AND EQUIPMENT—7.10%
2,500	*	American Standard Cos,
		Inc	284,375
500	*	Avocent Corp	18,395
17,800		Black & Decker Corp	1,013,532
689	*	Cooper Cameron Corp	30,350
1,000		Donaldson Co, Inc	26,530
42,900	*	Emulex Corp	913,341
2,000	*	FMC Technologies, Inc	54,060
5,550		Graco, Inc	161,561
1,300	*	Grant Prideco, Inc	20,150
24,600		International Game
		Technology	1,106,016
7,800		ITT Industries, Inc	595,374
4,300	*	Lam Research Corp	108,403
6,300	*	Lexmark International,
		Inc	579,600
50,000	*	Maxtor Corp	407,500
200	*	National-Oilwell, Inc	5,656
24,100	*	Network Appliance, Inc	516,945
50,000		Pall Corp	1,134,500
8,500		Pitney Bowes, Inc	362,185
14,800	*	Sandisk Corp	419,876
1,600	*	Smith International, Inc	85,616
20,100	*	Solectron Corp	111,153
500		SPX Corp	22,740
700	*	Storage Technology Corp	19,481
9,700		Symbol Technologies, Inc	133,860
5,200	*	Western Digital Corp	58,396
200	*	Xerox Corp	2,914
750	*	Zebra Technologies
		Corp (Class A)	52,028

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	8,244,537

INSTRUMENTS AND RELATED PRODUCTS—5.63%
8,000		Applera Corp (Applied
		Biosystems Group)	158,240
9,500		Bard (C.R.), Inc	927,580
3,600		Beckman Coulter, Inc	196,344
21,620		Biomet, Inc	829,343
9,100		Dentsply International,
		Inc	403,403
1,100	*	Edwards Lifesciences
		Corp	35,145

83 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
500	*	Fisher Scientific
		International, Inc	$ 27,520
7,050	*	KLA-Tencor Corp	354,968
400	*	Mettler-Toledo
		International, Inc	17,760
500	*	Millipore Corp	25,690
1,700	*	Resmed, Inc	76,823
700	*	Respironics, Inc	37,814
1,200	*	Steris Corp	30,960
5,600	*	Teradyne, Inc	133,448
5,800	*	Varian Medical
		Systems, Inc	500,598
5,400	*	Waters Corp	220,536
34,600	*	Zimmer Holdings, Inc	2,552,788

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	6,528,960

INSURANCE AGENTS, BROKERS AND SERVICE—0.17%
1,100		Brown & Brown, Inc	42,636
4,900		Gallagher (Arthur J.) & Co	159,593

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	202,229

INSURANCE CARRIERS—2.08%
22,320		Aetna, Inc	2,002,550
1,500		Erie Indemnity Co
		(Class A)	72,390
2,600		HCC Insurance
		Holdings, Inc	84,058
300	*	Markel Corp	86,370
800		Oxford Health Plans, Inc	39,080
1,500		Transatlantic Holdings,
		Inc	130,815

		TOTAL INSURANCE
		CARRIERS	2,415,263

LEATHER AND LEATHER PRODUCTS—0.40%
10,500	*	Coach, Inc	430,395
500	*	Timberland Co (Class A)	29,725

		TOTAL LEATHER AND
		LEATHER PRODUCTS	460,120

METAL MINING—0.62%
14,800		Freeport-McMoRan
		Copper & Gold, Inc
		(Class A)	578,532
3,500		Southern Peru
		Copper Corp	141,575

		TOTAL METAL MINING	720,107

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.43%
4,100	*	Leapfrog Enterprises, Inc	$ 79,335
22,800		Mattel, Inc	420,432

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	499,767

MISCELLANEOUS RETAIL—2.16%
1,500	*	Marvel Enterprises, Inc	28,785
1,100		Michaels Stores, Inc	53,482
300		Omnicare, Inc	13,299
13,100		Petsmart, Inc	357,106
14,200	*	Rite Aid Corp	77,248
71,835		Staples, Inc	1,823,891
3,900		Tiffany & Co	148,863

		TOTAL MISCELLANEOUS
		RETAIL	2,502,674

NONDEPOSITORY INSTITUTIONS—0.26%
2,700		Doral Financial Corp	95,040
15,800	*	Providian Financial Corp	206,980

		TOTAL NONDEPOSITORY
		INSTITUTIONS	302,020

OIL AND GAS EXTRACTION—3.26%
29,800	*	BJ Services Co	1,289,446
7,600		Chesapeake Energy Corp	101,840
8,600		ENSCO International, Inc	242,262
4,200		EOG Resources, Inc	192,738
400	*	Key Energy Services, Inc	4,400
19,100		Noble Energy, Inc	899,610
2,700	*	Patterson-UTI Energy, Inc	95,607
900		Pioneer Natural
		Resources Co	29,070
1,600	*	Pride International, Inc	27,296
33,100	*	Rowan Cos, Inc	698,079
1,300	*	Varco International, Inc	23,413
200	*	Westport Resources Corp	6,598
6,750		XTO Energy, Inc	170,370

		TOTAL OIL AND GAS
		EXTRACTION	3,780,729

PAPER AND ALLIED PRODUCTS—0.81%
42,000	*	Pactiv Corp	934,500

		TOTAL PAPER AND ALLIED
		PRODUCTS	934,500

PERSONAL SERVICES—0.67%
5,600		Cintas Corp	243,544
8,500		H & R Block, Inc	433,755
600		Regis Corp	26,664

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 84

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

PERSONAL SERVICES—(Continued)
1,700	*	Weight Watchers
		International, Inc	$ 71,859

		TOTAL PERSONAL
		SERVICES	775,822

PRINTING AND PUBLISHING—0.45%
300		Belo Corp (Class A)	8,328
300		Harte-Hanks, Inc	7,026
8,300		New York Times Co
		(Class A)	366,860
1,400		Scripps (E.W.) Co
		(Class A)	141,554

		TOTAL PRINTING AND
		PUBLISHING	523,768

REAL ESTATE—0.03%
800		St. Joe Co	32,552

		TOTAL REAL ESTATE	32,552

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.25%
5,900	*	Sealed Air Corp	293,407

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	293,407

SECURITY AND COMMODITY BROKERS—2.41%
17,000	*	Affiliated Managers
		Group, Inc	927,860
22,248	*	Ameritrade Holding Corp	342,619
1,400	*	E*Trade Financial Corp	18,690
700		Eaton Vance Corp	26,684
3,800		Federated Investors, Inc
		(Class B)	119,434
1,100		Investors Financial
		Services Corp	45,452
13,100		Legg Mason, Inc	1,215,417
1,200		SEI Investments Co	39,600
800		T Rowe Price Group, Inc	43,064
900		Waddell & Reed
		Financial, Inc (Class A)	22,068

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,800,888

STONE, CLAY, AND GLASS PRODUCTS—0.32%
33,600	*	Corning, Inc	375,648

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	375,648

TRANSPORTATION BY AIR—0.15%
7,100	*	JetBlue Airways Corp	$ 179,559

		TOTAL TRANSPORTATION
		BY AIR	179,559

TRANSPORTATION EQUIPMENT—0.85%
9,835		Autoliv, Inc	403,235
2,100		Gentex Corp	91,098
5,800	*	Navistar International
		Corp	265,930
600		Polaris Industries, Inc	27,264
6,400	*	United Defense
		Industries, Inc	203,456

		TOTAL TRANSPORTATION
		EQUIPMENT	990,983

TRANSPORTATION SERVICES—0.71%
19,900		C.H. Robinson
		Worldwide, Inc	825,850

		TOTAL TRANSPORTATION
		SERVICES	825,850

TRUCKING AND WAREHOUSING—0.06%
400	*	Hunt (J.B.) Transport
		Services, Inc	11,268
200	*	Swift Transportation
		Co, Inc	3,434
3,000		Werner Enterprises, Inc	56,850

		TOTAL TRUCKING AND
		WAREHOUSING	71,552

WHOLESALE TRADE-DURABLE GOODS—1.09%
34,700	*	Arrow Electronics, Inc	883,462
1,100		CDW Corp	74,371
4,500	*	Patterson Dental Co	308,745

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	1,266,578

WHOLESALE TRADE-NONDURABLE GOODS—0.63%
7,300		AmerisourceBergen Corp	399,164
1,000		Brown-Forman Corp
		(Class B)	47,660
561	*	Henry Schein, Inc	40,067
8,000		McKesson Corp	240,720
200	*	Performance Food
		Group Co	6,870

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	734,481

		TOTAL COMMON STOCK
		(Cost $101,983,532)	115,318,967

85 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES		VALUE

SHORT TERM INVESTMENTS—0.44%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.44%
	Federal Farm
	Credit Banks (FFCB)
$510,000	0.970%, 04/01/04	$ 509,986

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	509,986

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $509,986)	509,986

	TOTAL PORTFOLIO—
	99.81%
	(Cost $102,493,518)	115,828,953
	OTHER ASSETS &
	LIABILITIES,
	NET—0.19%	226,099

	NET ASSETS—100.00%	$116,055,052

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 86

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 783,736	0.84%
Apparel and Accessory Stores	1,229,753	1.32
Automotive Dealers and Service Stations	22,165	0.02
Business Services	3,524,464	3.78
Chemicals and Allied Products	2,553,799	2.74
Communications	3,477,044	3.73
Depository Institutions	9,394,838	10.07
Eating and Drinking Places	741,305	0.79
Electric, Gas, and Sanitary Services	10,278,840	11.01
Electronic and Other Electric Equipment	3,229,796	3.46
Engineering and Management Services	2,918,404	3.13
Fabricated Metal Products	469,248	0.50
Food and Kindred Products	2,566,963	2.75
Food Stores	1,078,742	1.16
Furniture and Fixtures	1,675,489	1.80
Furniture and Homefurnishings Stores	550,626	0.59
General Building Contractors	763,106	0.82
General Merchandise Stores	1,989,567	2.13
Health Services	1,326,606	1.42
Holding and Other Investment Offices	10,045,869	10.76
Hotels and Other Lodging Places	467,915	0.50
Industrial Machinery and Equipment	4,997,678	5.36
Instruments and Related Products	2,875,427	3.08
Insurance Carriers	8,196,847	8.78
Miscellaneous Retail	776,118	0.83
Motion Pictures	515,144	0.55
Nondepository Institutions	1,609,934	1.73
Oil and Gas Extraction	2,438,317	2.61
Paper and Allied Products	2,419,423	2.59
Petroleum and Coal Products	1,487,067	1.59
Primary Metal Industries	405,886	0.44
Printing and Publishing	701,374	0.75
Railroad Transportation	718,661	0.77
Real Estate	740,311	0.79
Security and Commodity Brokers	2,034,878	2.18
Tobacco Products	645,028	0.69
Transportation By Air	275,609	0.30
Transportation Equipment	1,453,640	1.56
Transportation Services	462,033	0.50
Wholesale Trade-Durable Goods	192,000	0.21
Wholesale Trade-Nondurable Goods	704,100	0.75

TOTAL COMMON STOCK (Cost $85,834,375)	$92,737,750	99.38%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	1,559,958	1.67

TOTAL SHORT TERM INVESTMENTS (Cost $1,559,958)	1,559,958	1.67

TOTAL PORTFOLIO (Cost $87,394,333)	94,297,708	101.05
OTHER ASSETS & LIABILITIES, NET	(978,468)	(1.05)

NET ASSETS	$93,319,240	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.38%
AMUSEMENT AND RECREATION SERVICES—0.84%
45,803	*	Caesars Entertainment, Inc	$ 597,271
7,537	*	Multimedia Games, Inc	186,465

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	783,736

APPAREL AND ACCESSORY STORES—1.32%
26,600		Christopher & Banks Corp	561,526
18,676		Talbots, Inc	668,227

		TOTAL APPAREL AND
		ACCESSORY STORES	1,229,753

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.02%
1,300	*	Autonation, Inc	22,165

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	22,165

BUSINESS SERVICES—3.78%
66,308	*	Brocade Communications
		Systems, Inc	441,611
21,714	*	Computer Sciences Corp	875,726
19,170	*	Compuware Corp	142,817
900		Deluxe Corp	36,090
84,885	*	Manugistics Group, Inc	581,462
78,444	*	On Assignment, Inc	438,502
49,972	*	Siebel Systems, Inc	575,178
17,918		Viad Corp	433,078

		TOTAL BUSINESS SERVICES	3,524,464

CHEMICALS AND ALLIED PRODUCTS—2.74%
9,630	*	Andrx Corp	261,936
27,044		Clorox Co	1,322,722
900		PPG Industries, Inc	52,470

87 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
23,853		Sherwin-Williams Co	$ 916,671

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	2,553,799

COMMUNICATIONS—3.73%
20,709	*	Entercom Communications
		Corp	937,496
264,032	*	Lucent Technologies, Inc	1,085,172
3,896	*	NTL, Inc	231,617
181,295	*	Qwest Communications
		International, Inc	781,381
6,228		Telephone & Data Systems,
		Inc	441,378

		TOTAL COMMUNICATIONS	3,477,044

DEPOSITORY INSTITUTIONS—10.07%
22,681		AmSouth Bancorp	533,230
14,936		Astoria Financial Corp	568,016
473	*	BOK Financial Corp	19,393
600		Capitol Federal Financial	21,540
23,778		Charter One Financial, Inc	840,790
26,388		Comerica, Inc	1,433,396
1,886		Commerce Bancshares, Inc	90,022
1,679		First National Bankshares
		of Florida, Inc	29,500
6,052		First Tennessee National
		Corp	288,680
27,042		Hibernia Corp (Class A)	635,217
1,043		Hudson City Bancorp, Inc	39,467
1,141		International Bancshares
		Corp	60,279
12,770		Mercantile Bankshares
		Corp	548,727
30,349		National Commerce
		Financial Corp	868,285
25,826		New York Community
		Bancorp, Inc	885,315
300		Park National Corp	33,990
2,800		SouthTrust Corp	92,848
12,485		TCF Financial Corp	637,609
622		Trustmark Corp	18,100
27,198		Union Planters Corp	811,860
100		UnionBanCal Corp	5,239
315		Valley National Bancorp	8,811
16,163		Zions Bancorp	924,524

		TOTAL DEPOSITORY
		INSTITUTIONS	9,394,838

EATING AND DRINKING PLACES—0.79%
19,497	*	Brinker International, Inc	739,521

45		CBRL Group, Inc	$ 1,784

		TOTAL EATING AND
		DRINKING PLACES	741,305

ELECTRIC, GAS, AND SANITARY SERVICES—11.01%
4,555		Allete, Inc	159,835
4,590		Ameren Corp	211,553
78,842	*	Calpine Corp	368,192
18,176		Cinergy Corp	743,217
8,635		Consolidated Edison, Inc	380,804
23,619		DTE Energy Co	971,922
11,664		Equitable Resources, Inc	518,115
900		Kinder Morgan, Inc	56,718
19,393		National Fuel Gas Co	477,068
44		Nicor, Inc	1,550
1,300		Peoples Energy Corp	58,045
6,098		Pepco Holdings, Inc	124,643
47,249	*	PG&E Corp	1,368,804
1,728		Piedmont Natural Gas
		Co, Inc	72,956
16,285		Pinnacle West Capital Corp	640,815
21,567		PPL Corp	983,455
2,252		Public Service Enterprise
		Group, Inc	105,799
31,854		Republic Services, Inc	862,288
487		Sempra Energy	15,487
29,260		TECO Energy, Inc	428,074
100		Texas Genco Holdings, Inc	3,575
38,357		TXU Corp	1,099,312
8,215		Williams Cos, Inc	78,618
3,600		Wisconsin Energy Corp	115,740
1,144		WPS Resources Corp	54,683
21,200		Xcel Energy, Inc	377,572

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	10,278,840

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—3.46%
67,344	*	CIENA Corp	334,700
19,610	*	Comverse Technology, Inc	355,725
21,891	*	Dupont Photomasks, Inc	509,185
55,273	*	LSI Logic Corp	516,250
60,245		Nintendo Co Ltd	777,161
8,848	*	Nvidia Corp	234,384
123,135	*	Sycamore Networks, Inc	502,391

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	3,229,796

ENGINEERING AND MANAGEMENT SERVICES—3.13%
49,604	*	BearingPoint, Inc	531,755
42,125		Monsanto Co	1,544,724

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 88

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
70,102		Servicemaster Co	$ 841,925

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	2,918,404

FABRICATED METAL PRODUCTS—0.50%
244	*	Alliant Techsystems, Inc	13,274
411		Fortune Brands, Inc	31,495
84,222	*	Tower Automotive, Inc	424,479

		TOTAL FABRICATED METAL
		PRODUCTS	469,248

FOOD AND KINDRED PRODUCTS—2.75%
27,563		Archer Daniels Midland Co	464,988
26,533	*	Constellation Brands,
		Inc (Class A)	851,709
17,886	*	Dean Foods Co	597,392
300		J.M. Smucker Co	15,834
1,000		Lancaster Colony Corp	40,400
22,000	*	Smithfield Foods, Inc	596,640

		TOTAL FOOD AND KINDRED
		PRODUCTS	2,566,963

FOOD STORES—1.16%
52,417	*	Safeway, Inc	1,078,742

		TOTAL FOOD STORES	1,078,742

FURNITURE AND FIXTURES—1.80%
800		Johnson Controls, Inc	47,320
5,528		Lear Corp	342,515
22,576		Newell Rubbermaid, Inc	523,763
58,607		Steelcase, Inc (Class A)	761,891

		TOTAL FURNITURE AND
		FIXTURES	1,675,489

FURNITURE AND HOMEFURNISHINGS STORES—0.59%
15,550	*	Linens ‘n Things, Inc	550,626

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	550,626

GENERAL BUILDING CONTRACTORS—0.82%
6,200		Lennar Corp (Class A)	334,986
7,700		Pulte Homes, Inc	428,120

		TOTAL GENERAL BUILDING
		CONTRACTORS	763,106

GENERAL MERCHANDISE STORES—2.13%
53,751	*	Big Lots, Inc	779,390
9,900		May Department Stores Co	342,342
20,201		Sears Roebuck & Co	867,835

		TOTAL GENERAL
		MERCHANDISE STORES	1,989,567

HEALTH SERVICES—1.42%
743	*	Community Health
		Systems, Inc	$ 20,678
6,702	*	Express Scripts, Inc	499,902
500	*	Laboratory Corp of
		America Holdings	19,625
70,466	*	Tenet Healthcare Corp	786,401

		TOTAL HEALTH SERVICES	1,326,606

HOLDING AND OTHER INVESTMENT OFFICES—10.76%
15,838		Allied Capital Corp	479,733
24,003		AMB Property Corp	892,192
24,029		Apartment Investment &
		Management Co (Class A)	747,062
1,200		Centerpoint Properties
		Trust	99,000
12,652		Chelsea Property Group,
		Inc	796,317
15,436		Developers Diversified
		Realty Corp	623,614
129		Equity Residential	3,851
2,300		Federal Realty
		Investment Trust	106,260
1,900		Friedman Billings
		Ramsey Group, Inc	51,281
25,312		General Growth
		Properties, Inc	889,717
6,860		Health Care Property
		Investors, Inc	194,138
10		Healthcare Realty Trust, Inc	427
34,961		Highwoods Properties, Inc	916,328
5,056		Kimco Realty Corp	257,755
3,000		Macerich Co	161,700
11,381		Mack-Cali Realty Corp	511,121
1,300		Mills Corp	69,277
29,658		Nationwide Health
		Properties, Inc	660,484
2,100		Pan Pacific Retail
		Properties, Inc	109,410
943		Popular, Inc	40,643
5,300		Public Storage, Inc	257,898
1,300		Realty Income Corp	58,045
1,300		Regency Centers Corp	60,749
4,400		Rouse Co	235,840
11,418		Simon Property Group, Inc	667,268
4,100		Thornburg Mortgage, Inc	127,510
37,936		United Dominion Realty
		Trust, Inc	744,304
4,200		Vornado Realty Trust	254,016

89 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
865		Weingarten Realty
		Investors	$ 29,929

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	10,045,869

HOTELS AND OTHER LODGING PLACES—0.50%
13,369	*	Wynn Resorts Ltd	467,915

		TOTAL HOTELS AND OTHER
		LODGING PLACES	467,915

INDUSTRIAL MACHINERY AND EQUIPMENT—5.36%
45,710	*	AGCO Corp	946,654
32,861	*	Apple Computer, Inc	888,890
12,500	*	Emulex Corp	266,125
57,881	*	Maxtor Corp	471,730
19,000		Pall Corp	431,110
17,267		Pitney Bowes, Inc	735,747
137,978	*	Solectron Corp	763,018
21,283		Timken Co	494,404

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	4,997,678

INSTRUMENTS AND RELATED PRODUCTS—3.08%
19,387	*	Agilent Technologies, Inc	613,211
34,706		Eastman Kodak Co	908,256
21,370		PerkinElmer, Inc	442,145
14,713		Raytheon Co	461,105
13,000		Rockwell Automation, Inc	450,710

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,875,427

INSURANCE CARRIERS—8.78%
14,400		Aegon NV (ARS)	185,040
13,831		Aetna, Inc	1,240,917
58	*	Alleghany Corp	14,378
4,000		Ambac Financial Group, Inc	295,120
179		American National
		Insurance Co	16,019
704		Erie Indemnity Co (Class A)	33,975
12		Fidelity National Financial,
		Inc	479
1,135		HCC Insurance Holdings,
		Inc	36,695
950	*	Health Net, Inc	23,684
5,482		John Hancock Financial
		Services, Inc	239,509
19,890		Lincoln National Corp	941,195
2,007	*	Markel Corp	577,815
25,411		Max Re Capital Ltd	574,289

200		MBIA, Inc	$ 12,540
17,879		MGIC Investment Corp	1,148,368
17,734		Safeco Corp	765,577
22,737		St. Paul Travelers Cos, Inc	909,707
1,500		Stancorp Financial Group,
		Inc	97,875
627		Transatlantic Holdings, Inc	54,681
24		Wesco Financial Corp	9,288
13,410		XL Capital Ltd (Class A)	1,019,696

		TOTAL INSURANCE
		CARRIERS	8,196,847

MISCELLANEOUS RETAIL—0.83%
41,239	*	Office Depot, Inc	776,118

		TOTAL MISCELLANEOUS
		RETAIL	776,118

MOTION PICTURES—0.55%
800		Blockbuster, Inc (Class A)	14,000
22,800		Regal Entertainment Group
		(Class A)	501,144

		TOTAL MOTION PICTURES	515,144

NONDEPOSITORY INSTITUTIONS—1.73%
8,218		CIT Group, Inc	312,695
13,527		Countrywide Financial Corp	1,297,239

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,609,934

OIL AND GAS EXTRACTION—2.61%
18,399		Diamond Offshore
		Drilling, Inc	445,072
14,892		Noble Energy, Inc	701,413
22,772		Pioneer Natural
		Resources Co	735,536
388		Unocal Corp	14,465
30,085	*	Varco International, Inc	541,831

		TOTAL OIL AND GAS
		EXTRACTION	2,438,317

PAPER AND ALLIED PRODUCTS—2.59%
106,937	*	Abitibi-Consolidated, Inc	758,183
26,516		Bemis Co	689,416
55,199	*	Smurfit-Stone Container
		Corp	970,950
36		Sonoco Products Co	874

		TOTAL PAPER AND ALLIED
		PRODUCTS	2,419,423

PETROLEUM AND COAL PRODUCTS—1.59%
10,129		Amerada Hess Corp	661,221
55,650		Lyondell Chemical Co	825,846

		TOTAL PETROLEUM AND
		COAL PRODUCTS	1,487,067

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 90

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—0.44%
10,488	*	International Steel
		Group, Inc	$ 405,886

		TOTAL PRIMARY METAL
		INDUSTRIES	405,886

PRINTING AND PUBLISHING—0.75%
23		Harte-Hanks, Inc	539
15,856		New York Times Co
		(Class A)	700,835

		TOTAL PRINTING AND
		PUBLISHING	701,374

RAILROAD TRANSPORTATION—0.77%
23,726		CSX Corp	718,661

		TOTAL RAILROAD
		TRANSPORTATION	718,661

REAL ESTATE—0.79%
25,357		Catellus Development Corp	659,536
1,500		Forest City Enterprises, Inc
		(Class A)	80,775

		TOTAL REAL ESTATE	740,311

SECURITY AND COMMODITY BROKERS—2.18%
19,752		A.G. Edwards, Inc	772,698
5,178		Bear Stearns Cos, Inc	454,007
49,339		Janus Capital Group, Inc	808,173

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,034,878

TOBACCO PRODUCTS—0.69%
19,149		Loews Corp
		(Carolina Group)	523,725
2,005		R.J. Reynolds Tobacco
		Holdings, Inc	121,303

		TOTAL TOBACCO
		PRODUCTS	645,028

TRANSPORTATION BY AIR—0.30%
27,261	*	Northwest Airlines Corp	275,609

		TOTAL TRANSPORTATION
		BY AIR	275,609

TRANSPORTATION EQUIPMENT—1.56%
20,255		Dana Corp	402,264
6,302		Genuine Parts Co	206,201
15,030		Paccar, Inc	845,175

		TOTAL TRANSPORTATION
		EQUIPMENT	1,453,640

TRANSPORTATION SERVICES—0.50%
19,405	*	Orbitz, Inc (Class A)	462,033

		TOTAL TRANSPORTATION
		SERVICES	462,033

WHOLESALE TRADE-DURABLE GOODS—0.21%
4,000		W.W. Grainger, Inc	$ 192,000

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	192,000

WHOLESALE TRADE-NONDURABLE GOODS—0.75%
700	*	Henry Schein, Inc	49,994
21,738		McKesson Corp	654,106

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	704,100

		TOTAL COMMON STOCK
		(Cost $85,834,375)	92,737,750

PRINCIPAL

SHORT TERM INVESTMENTS—1.67%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.67%
		Federal Farm
		Credit Banks (FFCB)
$1,560,000		0.970%, 04/01/04	1,559,958

		TOTAL U.S. GOVERNMENT
		AND AGENCIES
		DISCOUNT NOTES	1,559,958

		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $1,559,958)	1,559,958

		TOTAL PORTFOLIO—
		101.05%
		(Cost $87,394,333)	94,297,708
		OTHER ASSETS &
		LIABILITIES,
		NET—(1.05)%	(978,468)

		NET ASSETS—100.00%	$93,319,240

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

91 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-Crops	$ 229,130	0.12%
Agricultural Production-Livestock	33,500	0.02
Amusement and Recreation Services	2,372,811	1.26
Apparel and Accessory Stores	2,663,916	1.41
Apparel and Other Textile Products	422,490	0.22
Auto Repair, Services and Parking	133,168	0.07
Automotive Dealers and Service Stations	662,261	0.35
Building Materials and Garden Supplies	371,085	0.20
Business Services	20,347,910	10.80
Chemicals and Allied Products	11,357,890	6.03
Coal Mining	1,026,199	0.55
Communications	3,307,276	1.76
Depository Institutions	12,434,632	6.60
Eating and Drinking Places	2,819,257	1.50
Educational Services	107,877	0.06
Electric, Gas, and Sanitary Services	5,329,346	2.83
Electronic and Other Electric Equipment	14,309,788	7.60
Engineering and Management Services	5,485,930	2.91
Executive, Legislative and General	4,362	0.00
Fabricated Metal Products	1,928,637	1.02
Food and Kindred Products	2,149,744	1.14
Food Stores	996,695	0.53
Furniture and Fixtures	135,672	0.07
Furniture and Homefurnishings Stores	895,789	0.48
General Building Contractors	1,111,554	0.59
General Merchandise Stores	1,376,380	0.73
Health Services	3,601,792	1.91
Heavy Construction, Except Building	706,058	0.37
Holding and Other Investment Offices	16,889,047	8.96
Hotels and Other Lodging Places	874,127	0.46
Industrial Machinery and Equipment	11,646,990	6.18
Instruments and Related Products	11,819,484	6.27
Insurance Agents, Brokers and Service	31,239	0.02
Insurance Carriers	6,268,084	3.33
Justice, Public Order and Safety	20,700	0.01
Leather and Leather Products	583,751	0.31
Legal Services	53,856	0.03
Lumber and Wood Products	441,673	0.23
Metal Mining	398,609	0.21

Miscellaneous Manufacturing Industries	$ 1,895,199	1.00%
Miscellaneous Retail	3,010,630	1.60
Motion Pictures	1,013,733	0.54
Nondepository Institutions	3,175,848	1.69
Nonmetallic Minerals, Except Fuels	47,115	0.03
Oil and Gas Extraction	5,100,752	2.71
Paper and Allied Products	1,136,129	0.60
Personal Services	800,183	0.42
Petroleum and Coal Products	764,415	0.41
Primary Metal Industries	3,748,628	1.99
Printing and Publishing	2,083,544	1.11
Railroad Transportation	143,696	0.08
Real Estate	302,312	0.16
Rubber and Miscellaneous Plastics Products	1,211,057	0.64
Security and Commodity Brokers	2,173,401	1.15
Social Services	37,728	0.02
Special Trade Contractors	1,070,657	0.57
Stone, Clay, and Glass Products	896,989	0.48
Textile Mill Products	178,285	0.09
Tobacco Products	223,608	0.12
Transportation By Air	2,298,655	1.22
Transportation Equipment	2,470,639	1.31
Transportation Services	376,115	0.20
Trucking and Warehousing	1,116,041	0.59
Water Transportation	430,341	0.23
Wholesale Trade-Durable Goods	4,049,107	2.15
Wholesale Trade-Nondurable Goods	2,787,161	1.48

TOTAL COMMON STOCK (Cost $165,845,000)	187,890,677	99.73

TOTAL PORTFOLIO (Cost $165,845,000)	187,890,677	99.73
OTHER ASSETS & LIABILITIES, NET	516,904	0.27

NET ASSETS	$188,407,581	100.00%

____________________________

SHARES		VALUE

COMMON STOCK—99.73%
AGRICULTURAL PRODUCTION- CROPS—0.12%
300	Alico, Inc	$ 9,570
8,800	Delta & Pine Land Co	219,560

	TOTAL AGRICULTURAL
	PRODUCTION-CROPS	229,130

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 92

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

AGRICULTURAL PRODUCTION- LIVESTOCK—0.02%
100		Seaboard Corp	$ 33,500

		TOTAL AGRICULTURAL
		PRODUCTION-
		LIVESTOCK	33,500

AMUSEMENT AND RECREATION SERVICES—1.26%
8,700	*	Alliance Gaming Corp	279,531
1,500	*	Argosy Gaming Co	53,325
35,500	*	Aztar Corp	870,105
3,400	*	Bally Total Fitness
		Holding Corp	19,924
124		Churchill Downs, Inc	4,809
700		Dover Downs Gaming &
		Entertainment, Inc	7,497
1,400		Dover Motorsport, Inc	5,390
500	*	Gaylord Entertainment Co	15,450
1,600	*	Isle Of Capri Casinos, Inc	40,224
500	*	MTR Gaming Group, Inc	5,000
3,000	*	Multimedia Games, Inc	74,220
21,714	*	Penn National Gaming,
		Inc	624,712
13,000	*	Six Flags, Inc	102,050
1,400		Speedway Motorsports,
		Inc	42,434
6,800	*	WMS Industries, Inc	210,800
1,200		World Wrestling Federation
		Entertainment, Inc	17,340

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	2,372,811

APPAREL AND ACCESSORY STORES—1.41%
2,000	*	Aeropostale, Inc	72,520
6,714	*	American Eagle
		Outfitters, Inc	181,009
5,100	*	AnnTaylor Stores Corp	218,280
500	*	Bebe Stores, Inc	16,770
200		Buckle, Inc	5,792
2,100		Burlington Coat Factory
		Warehouse Corp	41,580
3,700	*	Casual Male Retail
		Group, Inc	38,258
1,800		Cato Corp (Class A)	36,144
1,100	*	Charlotte Russe
		Holding, Inc	20,130
29,705	*	Charming Shoppes, Inc	231,402
1,200	*	Children’s Place Retail
		Stores, Inc	37,164
23,300		Christopher & Banks Corp	491,863
400		Deb Shops, Inc	10,284
2,000	*	Dress Barn, Inc	35,080

1,200	*	Finish Line, Inc (Class A)	$ 44,376
1,900	b*	Footstar, Inc	4,655
8,000	*	Genesco, Inc	185,440
2,400		Goody’s Family Clothing,
		Inc	34,248
2,600	*	Hot Topic, Inc	68,770
100	*	Mothers Work, Inc	2,665
900		Oshkosh B’gosh, Inc
		(Class A)	21,060
3,000	*	Pacific Sunwear of
		California, Inc	73,620
8,200	*	Payless Shoesource, Inc	114,472
15,309	*	Stage Stores, Inc	592,305
700	*	Too, Inc	14,665
1,392	*	Urban Outfitters, Inc	66,900
1,600	*	Wilsons The Leather
		Experts, Inc	4,464

		TOTAL APPAREL AND
		ACCESSORY STORES	2,663,916

APPAREL AND OTHER TEXTILE PRODUCTS—0.22%
3,400	*	Collins & Aikman Corp	18,700
600	*	DHB Industries, Inc	4,422
400	*	Guess?, Inc	7,212
4,100		Kellwood Co	160,925
1,600		Oxford Industries, Inc	73,904
1,000		Phillips-Van Heusen Corp	18,500
2,400	*	Quiksilver, Inc	52,440
4,300	*	Warnaco Group, Inc	86,387

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	422,490

AUTO REPAIR, SERVICES AND PARKING—0.07%
1,800		Central Parking Corp	36,144
2,900	*	Dollar Thrifty Automotive
		Group, Inc	73,283
950	*	Monro Muffler Brake, Inc	23,741

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	133,168

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.35%
300	*	America’s Car Mart, Inc	8,085
1,200	*	Asbury Automotive
		Group, Inc	20,772
4,133	*	Copart, Inc	89,810
4,300	*	CSK Auto Corp	77,873
4,600	*	Group 1 Automotive, Inc	166,520
1,000		Lithia Motors, Inc
		(Class A)	27,650
500	*	MarineMax, Inc	13,285

93 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS—(Continued)
8,600		Sonic Automotive, Inc	$ 215,430
1,100		United Auto Group, Inc	30,096
400	*	West Marine, Inc	12,740

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	662,261

BUILDING MATERIALS AND GARDEN SUPPLIES—0.20%
1,100		Building Materials
		Holding Corp	19,305
1,100	*	Central Garden & Pet Co	39,600
12,100		Louisiana-Pacific Corp	312,180

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	371,085

BUSINESS SERVICES—10.80%
500		Aaron Rents, Inc	12,445
4,900		ABM Industries, Inc	87,955
3,800	*	ActivCard Corp	24,586
50,367	*	Activision, Inc	796,806
25,800	*	Administaff, Inc	449,694
3,418	*	Advent Software, Inc	63,917
1,650		Advo, Inc	53,163
1,400	*	Aether Systems, Inc	6,510
20,346	*	Akamai Technologies, Inc	267,346
7,000	*	American Management
		Systems, Inc	134,400
35,953	*	AMN Healthcare Services,
		Inc	659,738
600	*	Ansoft Corp	8,652
1,900	*	Ansys, Inc	75,506
3,100	*	APAC Customer Services,
		Inc	9,145
2,700	*	Aquantive, Inc	25,920
4,600	*	Arbitron, Inc	185,196
24,100	*	Ariba, Inc	67,962
2,200	*	Armor Holdings, Inc	72,820
7,266	*	Ask Jeeves, Inc	259,614
23,743	*	Aspect Communications
		Corp	372,053
36,334	*	Aspen Technology, Inc	296,849
26,879	*	Atari, Inc	91,657
3,800	*	Autobytel, Inc	50,160
1,600	*	Bankrate, Inc	31,856
2,900		Barra, Inc	101,471
400	*	Borland Software Corp	3,632
1,600		Brady Corp (Class A)	60,928
27,000		Brink’s Co	744,660
10,400	*	Catalina Marketing Corp	201,656
5,636	*	Cerner Corp	254,691

45,000	*	Ciber, Inc	$ 495,000
72,800	*	CMGI, Inc	178,360
6,400	*	CNET Networks, Inc	66,112
3,400	*	Computer Horizons Corp	14,620
200		Computer Programs &
		Systems, Inc	3,800
1,400	*	Concord Communications,
		Inc	20,174
400	*	Concur Technologies, Inc	4,480
600	*	Convera Corp	2,130
178	*	CSG Systems International,
		Inc	3,058
1,600	*	Cyberguard Corp	15,760
1,900	*	Datastream Systems, Inc	13,604
3,524	*	Dendrite International, Inc	56,384
2,900	*	Digital Insight Corp	60,088
100	*	Digitalthink, Inc	237
3,780	*	E.piphany, Inc	27,292
31,143	*	Earthlink, Inc	275,927
15,243	*	Echelon Corp	171,789
2,900	*	Eclipsys Corp	39,092
900	*	eCollege.com, Inc	18,792
42,940	*	eFunds Corp	704,216
1,800		Electro Rent Corp	18,108
6,944	*	Embarcadero Technologies,
		Inc	89,161
108,600	*	Enterasys Networks, Inc	274,758
3,800	*	Entrust, Inc	16,606
7,500	*	Epicor Software Corp	99,525
100	*	EPIQ Systems, Inc	1,638
1,258	*	eSpeed, Inc (Class A)	26,368
9,568	*	Extreme Networks, Inc	68,985
2,500	*	F5 Networks, Inc	84,625
7,910	*	Filenet Corp	210,802
3,200	*	FindWhat.com	69,280
2,600	*	Freemarkets, Inc	21,398
7,400	*	Gerber Scientific, Inc	50,320
6,500		Gevity HR, Inc	189,800
100		Grey Global Group, Inc	69,000
800	*	Group 1 Software, Inc	13,024
2,400		Healthcare Services
		Group	39,480
700	*	Heidrick & Struggles
		International, Inc	16,751
8,700	*	Homestore, Inc	36,801
800	*	Hudson Highland Group, Inc	22,304
2,000	*	IDX Systems Corp	69,200
2,100	*	iGate Corp	14,637
8,848	*	Informatica Corp	76,004
5,089	*	Infospace, Inc	197,809
4,600	*	infoUSA, Inc	48,346
900		Integral Systems, Inc	17,100

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 94

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
6,021	*	Intelidata Technologies
		Corp	$ 7,466
10,100	*	Intellisync Corp	33,229
42,780	*	Intergraph Corp	1,034,420
7,389	*	Internet Security Systems,
		Inc	130,342
900		Interpool, Inc	13,500
4,735	*	Interwoven, Inc	47,208
1,400	*	Intrado, Inc	27,090
500	*	iPayment, Inc	16,630
5,100	*	JDA Software Group, Inc	74,205
6,624	*	Kana Software, Inc	29,874
62,700	*	Keane, Inc	986,898
2,400		Kelly Services, Inc
		(Class A)	71,064
400	*	Keynote Systems, Inc	5,148
400	*	KFX ,Inc	4,156
4,800	*	Korn/Ferry International	76,800
2,593	*	Kroll, Inc	69,622
5,250	*	Kronos, Inc	170,783
29,200	*	Labor Ready, Inc	394,784
11,819	*	Lawson Software, Inc	98,098
190	*	Lionbridge Technologies	1,849
8,125	*	Macrovision Corp	151,775
900	*	Magma Design
		Automation, Inc	18,819
1,800	*	Manhattan Associates,
		Inc	50,040
6,035	*	Manugistics Group, Inc	41,340
1,800	*	MAPICS, Inc	14,544
600	*	Marketwatch.com, Inc	8,364
2,400	*	Matrixone, Inc	17,424
2,300		McGrath RentCorp	70,127
4,100	*	MedQuist, Inc	64,534
6,804	*	Memberworks, Inc	237,596
5,400	*	Mentor Graphics Corp	96,228
6,800	*	Micromuse, Inc	53,040
2,100	*	MicroStrategy, Inc	111,930
700	*	Midway Games, Inc	5,096
16,100	*	Mindspeed Technologies,
		Inc	105,133
4,090	*	Mobius Management
		Systems, Inc	37,342
22,100	*	MPS Group, Inc	245,752
2,100	*	MRO Software, Inc	24,402
2,700	*	MSC.Software Corp	23,787
5,900	*	National Processing, Inc	112,100
19,821	*	NCO Group, Inc	463,217
6,900		NDCHealth Corp	187,335
415	*	Neoforma, Inc	4,511
100	*	Neoware Systems, Inc	1,027
7,224	*	NETIQ Corp	100,847

300	*	Netratings, Inc	$ 3,315
1,900	*	Netscout Systems, Inc	14,611
2,300	*	Network Equipment
		Technologies, Inc	22,954
500	*	NIC, Inc	3,020
1,200	*	Opnet Technologies, Inc	17,892
3,600	*	Opsware, Inc	27,216
662	*	Packeteer, Inc	8,738
1,136	*	PalmSource, Inc	20,641
39,867	*	Parametric Technology
		Corp	180,199
18,400	*	PC-Tel, Inc	190,072
1,100	*	PDF Solutions, Inc	12,661
1,400	*	PDI, Inc	35,406
600	*	PEC Solutions, Inc	7,932
2,700	*	Pegasus Solutions, Inc	31,536
800	*	Pegasystems, Inc	6,576
1,500	*	Portfolio Recovery
		Associates, Inc	40,410
8,668	*	QAD, Inc	115,024
300	*	Quality Systems, Inc	13,629
6,000	*	Quest Software, Inc	98,100
1,700	*	Radiant Systems, Inc	10,221
6,400	*	Radisys Corp	133,760
249	*	Redback Networks, Inc	1,569
277	*	Redback Networks, Inc
		Wts 01/02/11	1,925
263	*	Redback Networks, Inc
		Wts 01/02/11	1,815
1,000	*	Register.com, Inc	5,920
1,400		Renaissance Learning, Inc	36,890
700	*	Rent-Way, Inc	6,160
5,900	*	Retek, Inc	44,604
2,100		Rollins, Inc	54,117
400	*	Roxio, Inc	1,788
9,346	*	RSA Security, Inc	175,611
8,600	*	S1 Corp	65,360
3,333	*	SafeNet, Inc	125,121
1,600	*	SAFLINK Corp	4,928
1,400	*	Sanchez Computer
		Associates, Inc	9,156
11,508	*	Sapient Corp	69,393
500	*	Scansoft, Inc	2,795
10,104	*	Seebeyond Technology
		Corp	40,921
1,200	*	SM&A	13,212
2,300	*	Sohu.com, Inc	57,247
5,700	*	SonicWALL, Inc	50,844
1,100	*	Source Interlink Cos, Inc	13,750
8,200	*	Spherion Corp	83,886
2,100	*	SPSS, Inc	38,430
11,531		SS&C Technologies, Inc	279,857
1,000		Startek, Inc	36,340

95 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
2,700	*	Stellent, Inc	$ 20,169
750	*	Stratasys, Inc	14,273
3,800	*	SupportSoft, Inc	41,838
17,200	*	Sybase, Inc	361,028
7,232	*	Sykes Enterprises, Inc	43,030
1,200	*	Synplicity, Inc	8,640
2,592	*	Take-Two Interactive
		Software, Inc	95,334
6,580		Talx Corp	144,431
20,324	*	TeleTech Holdings, Inc	127,228
1,200	*	TheStreet.com, Inc	5,460
5,800	*	THQ, Inc	117,334
7,950	*	TIBCO Software, Inc	64,952
4,000	*	Tier Technologies, Inc
		(Class B)	42,760
2,800	*	TradeStation Group, Inc	18,844
600	*	Trizetto Group, Inc	4,650
30,100	*	Tyler Technologies, Inc	292,271
8,398	*	United Online, Inc	139,911
57,500	*	United Rentals, Inc	1,021,775
2,000	*	Universal Compression
		Holdings, Inc	65,800
17,580	*	Valueclick, Inc	189,864
400	*	Verity, Inc	5,468
12,500	*	Vignette Corp	25,875
2,300	*	VitalWorks, Inc	8,625
4,150	*	Vitria Technology, Inc	24,406
700	*	Volt Information Sciences,
		Inc	17,108
1,500	*	WebEx Communications,
		Inc	44,595
1,864	*	webMethods, Inc	17,522
2,535	*	Websense, Inc	75,061
6,400	*	Wind River Systems, Inc	70,848
1	*	Yahoo!, Inc	49

		TOTAL BUSINESS
		SERVICES	20,347,910

CHEMICALS AND ALLIED PRODUCTS—6.03%
15,900	*	Abgenix, Inc	211,311
1,700	*	Able Laboratories, Inc	33,201
2,900		Aceto Corp	45,559
3,600	*	Adolor Corp	54,108
3,100	*	Albany Molecular
		Research, Inc	49,259
27,800		Albemarle Corp	806,200
1,400	*	Alexion Pharmaceuticals,
		Inc	33,264
1,300		Allergan, Inc	109,408
7,400		Alpharma, Inc (Class A)	145,114
1,000		Arch Chemicals, Inc	28,230

2,000	*	Arena Pharmaceuticals,
		Inc	$ 13,000
1,600	*	Atherogenics, Inc	36,592
976	*	Atrix Laboratories, Inc	24,888
9,700	*	Avant Immunotherapeutics,
		Inc	24,444
2,500	*	AVI BioPharma, Inc	7,575
1,200	*	Benthley Pharmaceuticals,
		Inc	14,412
900	*	Bone Care International,
		Inc	18,000
1,800	*	Bradley Pharmaceuticals,
		Inc	45,324
3,500		Calgon Carbon Corp	26,950
11,100		Cambrex Corp	298,590
1,300	*	Cell Therapeutics, Inc	10,998
1,500	*	Chattem, Inc	38,880
1,400	*	Cima Labs, Inc	44,002
20,141	*	Collagenex
		Pharmaceuticals, Inc	268,278
2,500	*	Columbia Laboratories,
		Inc	12,375
2,700	*	Connetics Corp	59,859
100	*	Corixa Corp	640
55,400		Crompton Corp	353,452
5,400	*	Cubist Pharmaceuticals,
		Inc	49,680
13,250	*	Dade Behring Holdings,
		Inc	589,360
420	*	DEL Laboratories, Inc	13,944
200	*	Dendreon Corp	2,660
9,300		Diagnostic Products Corp	402,690
1,500	*	Digene Corp	51,540
900	*	Discovery Laboratories,
		Inc	10,971
274	*	Dov Pharmaceutical, Inc	4,252
1,000	*	Durect Corp	3,400
7,300	*	Encysive
		Pharmaceuticals, Inc	75,044
13,409	*	Enzon, Inc	206,901
11,800	*	Ethyl Corp	233,758
3,364	*	First Horizon
		Pharmaceutical	53,017
16,900	*	FMC Corp	723,658
4,100	*	Genta, Inc	43,050
6,500		Georgia Gulf Corp	195,975
40,310	*	Geron Corp	378,914
2,600		Great Lakes Chemical
		Corp	62,010
1,400	*	GTC Biotherapeutics, Inc	3,080
7,200	*	Guilford
		Pharmaceuticals, Inc	52,056

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 96

  Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
800		H.B. Fuller Co	$ 22,752
8,524	*	Hi-Tech Pharmacal Co,
		Inc	166,644
200	*	Ilex Oncology, Inc	4,784
6,700	*	IMC Global, Inc	95,810
3,214	*	Immucor, Inc	58,238
8,216	*	Immunogen, Inc	55,212
4,562	*	Immunomedics, Inc	18,476
1,700	*	Impax Laboratories, Inc	38,029
7,200	*	Indevus Pharmaceuticals,
		Inc	43,560
300		Inter Parfums, Inc	6,897
3,700	*	InterMune, Inc	72,076
2,800	*	Inverness Medical
		Innovations, Inc	51,240
4,365	*	Isis Pharmaceuticals,
		Inc	33,872
7,250	*	Kos Pharmaceuticals, Inc	295,365
4,850	*	KV Pharmaceutical Co
		(Class A)	119,116
4,100	*	Lannett Co, Inc	68,470
17,200	*	Ligand Pharmaceuticals,
		Inc (Class B)	345,720
19,900		MacDermid, Inc	700,281
11,500	*	Medarex, Inc	103,155
2,400		Meridian Bioscience, Inc	24,458
1,300	*	MGI Pharma, Inc	79,638
5,900	*	Millennium Chemicals,
		Inc	88,146
2,900		Minerals Technologies,
		Inc	165,590
5,000	*	Nabi Biopharmaceuticals	77,750
1,200		Nature’s Sunshine
		Products, Inc	17,808
2,800	*	NBTY, Inc	104,104
3,300	*	Nektar Therapeutics	71,214
800		NL Industries, Inc	11,120
11,928	*	Noven Pharmaceuticals,
		Inc	256,094
2,197	*	NPS Pharmaceuticals,
		Inc	62,724
3,500	*	Nuvelo, Inc	43,960
900		Octel Corp	26,865
2,900		Olin Corp	51,765
4,300	*	OM Group, Inc	130,720
2,100	*	Onyx Pharmaceuticals,
		Inc	84,966
2,500	*	OraSure Technologies,
		Inc	25,900
2,200	*	OSI Pharmaceuticals, Inc	84,480

7,300	*	Palatin Technologies, Inc	$ 30,441
41,000	*	Peregrine
		Pharmaceuticals, Inc	100,450
12,400	*	PolyOne Corp	82,460
2,100	*	Pozen, Inc	29,022
5,288	*	Praecis Pharmaceuticals,
		Inc	31,252
200		Quaker Chemical Corp	5,080
14,900	*	Quidel Corp	98,191
804	*	Revlon, Inc (Class A)	2,227
1,800	*	Salix Pharmaceuticals Ltd	52,236
4,824	*	Sciclone
		Pharmaceuticals, Inc	26,050
2,600	*	Serologicals Corp	53,040
1,110	*	Sirna Therapeutics, Inc	4,496
39,000	b*	Solutia, Inc	15,210
600		Stepan Co	13,704
400	*	SuperGen, Inc	5,120
4,992	*	SurModics, Inc	99,391
19,622	*	Tanox, Inc	292,172
2,300	*	Third Wave Technologies,
		Inc	10,603
17,100	*	Unifi, Inc	75,753
2,000	*	United Therapeutics Corp	47,660
7,301	*	USANA Health Sciences,
		Inc	170,332
11,000		USEC, Inc	92,950
7,066	*	Vertex Pharmaceuticals,
		Inc	66,562
2,819	*	Vicuron Pharmaceuticals,
		Inc	64,132
900	*	Virbac Corp	2,250
2,200		Wellman, Inc	18,370
2,200		West Pharmaceutical
		Services, Inc	82,280
27,200	*	WR Grace & Co	84,864
1,600	*	Zymogenetics, Inc	24,720

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	11,357,890

COAL MINING—0.55%
11,600		Arch Coal, Inc	364,124
29,500		Massey Energy Co	651,065
600	*	Westmoreland Coal Co	11,010

		TOTAL COAL MINING	1,026,199

COMMUNICATIONS—1.76%
800	*	Acme Communication,
		Inc	6,192
400	*	Beasley Broadcast
		Group, Inc (Class A)	7,040
1,100	*	Centennial
		Communications Corp	7,436

97 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
151,500	*	Charter Communications,
		Inc (Class A)	$ 713,565
34,100	*	Cincinnati Bell, Inc	138,787
100	*	Commonwealth Telephone
		Enterprises, Inc	4,101
400	*	Crown Media Holdings,
		Inc (Class A)	3,236
464		CT Communications, Inc	6,417
3,100	*	Cumulus Media, Inc
		(Class A)	61,969
1,300		D&E Communications,
		Inc	18,187
3,800	*	Digital Generation
		Systems	5,738
2,800	*	Dobson Communications
		Corp (Class A)	8,092
142	*	Emmis Communications
		Corp (Class A)	3,381
38	*	Fisher Communications,
		Inc	1,853
1,500		Golden Telecom, Inc	51,045
4,900		Gray Television, Inc	71,638
1,300		HickoryTech Corp	16,159
300	*	Hungarian Telephone &
		Cable	2,727
16,100	*	Infonet Services Corp
		(Class B)	32,039
5,400	*	Insight Communications
		Co, Inc	54,000
1,000	*	j2 Global
		Communications, Inc	22,560
1,600		Liberty Corp	74,032
2,900	*	Lightbridge, Inc	17,110
3,400	*	Lin TV Corp (Class A)	80,954
1,000	*	Lodgenet Entertainment
		Corp	19,000
2,100	*	Mastec, Inc	19,887
6,300	*	McLeodUSA, Inc (Class A)	9,387
5,200	*	Mediacom
		Communications Corp	41,704
2,000	*	Metro One
		Telecommunications,
		Inc	4,600
2,600	*	Net2Phone, Inc	13,520
5,433	*	NII Holdings, Inc (Class B)	190,318
1,500		North Pittsburgh
		Systems, Inc	30,195
5,595	*	Pegasus Communications
		Corp	214,512
1,000	*	Price Communications
		Corp	15,690

9,700	*	Primus
		Telecommunications
		Group	$ 81,577
19,966	*	PTEK Holdings, Inc	183,488
5,200	*	RCN Corp	1,508
3,200	*	Regent Communications,
		Inc	20,832
800		Shenandoah Telecom Co	18,280
5,400	*	Sinclair Broadcast Group,
		Inc (Class A)	67,500
1,176		SureWest
		Communications	31,505
77,116	*	Talk America Holdings,
		Inc	653,173
9,000	*	Time Warner Telecom,
		Inc (Class A)	58,770
7,000	*	Triton PCS Holdings,
		Inc (Class A)	38,430
600		Warwick Valley
		Telephone Co	15,330
5,900	*	Western Wireless Corp
		(Class A)	137,883
2,400	f*	WilTel Communications
		Group, Inc Rts	0
2,900	*	Wireless Facilities, Inc	31,929

		TOTAL COMMUNICATIONS	3,307,276

DEPOSITORY INSTITUTIONS—6.60%
1,547		1st Source Corp	38,087
900		ABC Bancorp	17,055
400		American National
		Bankshares, Inc	9,812
1,210	*	AmericanWest Bancorp	23,849
9,944		Anchor Bancorp
		Wisconsin, Inc	254,069
850		Arrow Financial Corp	25,381
500		Bancfirst Corp	27,720
600		BancTrust Financial
		Group, Inc	10,500
9,527		Bank Mutual Corp	106,607
1,500		Bank Of Granite Corp	31,005
400		Bank Of The Ozarks, Inc	11,020
5,900		BankAtlantic Bancorp,
		Inc (Class A)	100,064
4,790	*	BankUnited Financial
		Corp (Class A)	142,263
1,000		Banner Corp	29,290
7,500		Bay View Capital Corp	16,725
500		Berkshire Hills
		Bancorp, Inc	17,450
700		Bryn Mawr Bank Corp	16,030
1,100		BSB Bancorp, Inc	42,460
300		C&F Financial Corp	12,228

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 98

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
700		Camco Financial Corp	$ 11,459
1,100		Camden National Corp	35,145
1,100		Capital City Bank Group,
		Inc	45,375
600		Capital Corp of the West	23,478
1,300		Cascade Bancorp	29,861
500		Cavalry Bancorp, Inc	8,435
500		CB Bancshares, Inc	34,945
488		CCBT Financial Cos, Inc	18,007
1,200		Center Financial Corp	18,888
880	*	Central Coast Bancorp	16,166
1,300		Central Pacific Financial
		Corp	38,727
300		Century Bancorp, Inc
		(Class A)	9,927
1,000		CFS Bancorp, Inc	14,650
100		Charter Financial Corp	3,937
4,429		Chemical Financial Corp	158,868
900		Citizens First Bancorp,
		Inc	21,744
700		Citizens South Banking
		Corp	9,506
900		City Bank	30,987
2,300		City Holding Co	78,890
400		CNB Financial Corp	17,396
500		Coastal Bancorp, Inc	20,675
1,078		Coastal Financial Corp	17,518
338		Columbia Bancorp	10,410
700		Columbia Bancorp
		(Oregon)	11,480
2,100		Columbia Banking
		System, Inc	58,800
375		Commercial Bankshares,
		Inc	10,170
1,066	*	Commercial Capital
		Bancorp, Inc	24,433
35,000		Commercial Federal Corp	966,000
400		Community Bank of
		North Virginia	6,820
1,800		Community Bank
		System, Inc	83,304
1,760		Community Trust
		Bancorp, Inc	58,080
4,714		Corus Bankshares, Inc	189,927
5,380		CVB Financial Corp	111,705
10,350		Dime Community
		Bancshares	210,623
500		Eastern Virginia
		Bankshares, Inc	11,515
700		ESB Financial Corp	9,800
900	*	Euronet Worldwide, Inc	17,109

600		EverTrust Financial
		Group, Inc	$ 10,944
450		Exchange National
		Bancshares, Inc	14,265
700		Farmers Capital
		Bank Corp	24,500
500		FFLC Bancorp, Inc	13,455
1,800		Fidelity Bankshares, Inc	65,970
600		Financial Institutions,
		Inc	13,752
800		First Bancorp
		(North Carolina)	25,192
1,100		First Busey Corp
		(Class A)	29,821
2,500		First Charter Corp	52,625
400		First Citizens Banc Corp	10,644
1,000		First Citizens Bancshares,
		Inc (Class A)	123,000
1,425		First Community Bancorp	53,281
880		First Community
		Bancshares, Inc	26,875
1,800		First Federal Capital Corp	38,322
300		First Federal Financial
		of Kentucky	7,890
3,900		First Financial Bancorp	72,150
300		First Financial
		Bankshares, Inc	12,021
1,800		First Financial Corp
		(Indiana)	52,758
1,700		First Financial
		Holdings, Inc	50,813
300		First M & F Corp	10,107
400		First Merchants Corp	9,620
650		First Oak Brook
		Bancshares, Inc	19,663
400		First Of Long Island Corp	20,088
8,000		First Republic Bank	308,480
2,700		First Sentinel
		Bancorp, Inc	57,105
300		First South Bancorp, Inc	11,640
100		First State Bancorp	3,086
600		First United Corp	13,824
840		Firstbank Corp	22,344
1,500		Firstfed America
		Bancorp, Inc	41,805
7,800	*	FirstFed Financial Corp	359,814
600		Flag Financial Corp	7,698
16,300		Flagstar Bancorp, Inc	418,095
2,100		Flushing Financial Corp	38,010
300		FMS Financial Corp	5,250
600		FNB Corp (Virginia)	16,518
600		FNB Corp, Inc
		(North Carolina)	12,786

99 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
436		Foothill Independent
		Bancorp	$ 9,592
400		Franklin Financial Corp	12,624
2,100		Frontier Financial Corp	72,219
400		GA Financial, Inc	14,020
400		GB&T Bancshares, Inc	11,260
2,200		Glacier Bancorp, Inc	70,950
600		Great Southern
		Bancorp, Inc	29,478
500		Greater Community
		Bancorp	8,045
600		Greene County
		Bancshares, Inc	13,458
4,000		Hancock Holding Co	123,840
1,000		Hanmi Financial Corp	26,590
2,900		Harbor Florida
		Bancshares, Inc	83,926
3,175		Harleysville National
		Corp	88,360
1,050		Heartland Financial
		U.S.A., Inc	19,551
1,100	*	Heritage Commerce Corp	14,300
500		Heritage Financial Corp	10,445
1,000		Horizon Financial Corp	18,430
4,200		Hudson River Bancorp,
		Inc	86,520
3,800		Humboldt Bancorp	75,354
564		IberiaBank Corp	33,191
300		IBT Bancorp, Inc	14,415
700		Independent Bank Corp
		(Massachusetts)	21,217
2,680		Independent Bank Corp
		(Michigan)	74,665
800		Integra Bank Corp	19,272
1,900		Irwin Financial Corp	51,262
900	*	Itla Capital Corp	44,514
300		Lakeland Bancorp, Inc	4,938
600		Lakeland Financial Corp	20,262
400		LNB Bancorp, Inc	8,248
100		LSB Bancshares, Inc	1,727
1,000		Macatawa Bank Corp	27,870
735		MainSource Financial
		Group, Inc	26,328
2,908		MB Financial, Inc	113,383
1,600		MBT Financial Corp	27,520
500		Merchants Bancshares,
		Inc	14,255
3,200		Mid-State Bancshares	75,680
400		MutualFirst Financial, Inc	9,628
900		Nara Bancorp, Inc	26,658
300		NASB Financial, Inc	11,934
400		National Bankshares, Inc	20,124

1,000		National Penn
		Bancshares, Inc	$ 31,530
700		NBC Capital Corp	18,200
6,000		NBT Bancorp, Inc	135,000
6,300		NetBank, Inc	76,923
300		Northern States
		Financial Corp	7,986
1,200		Northwest Bancorp, Inc	30,684
700		OceanFirst Financial
		Corp	17,451
28,500	*	Ocwen Financial Corp	275,595
200		Old Point Financial Corp	6,000
701		Old Second Bancorp, Inc	36,045
1,000		Omega Financial Corp	36,562
150		Oneida Financial Corp	2,100
700		PAB Bankshares, Inc	8,890
11,200		Pacific Capital Bancorp	444,304
800		Pacific Union Bank	23,480
400		Parkvale Financial Corp	11,464
700		Partners Trust Financial
		Group, Inc	23,947
800		Patriot Bank Corp	23,424
550		Peapack Gladstone
		Financial Corp	18,623
300		Pennfed Financial
		Services, Inc	10,608
760		Pennrock Financial
		Services Corp	21,736
430		Penns Woods
		Bancorp, Inc	19,384
1,045		Peoples Bancorp, Inc	29,061
900		Peoples Holding Co	30,330
9,340		PFF Bancorp, Inc	356,134
443		Provident Bancorp, Inc	5,250
12,141		Provident Bankshares
		Corp	380,985
450		Provident Financial
		Holdings	11,691
7,200		Provident Financial
		Services, Inc	134,568
3,900		R & G Financial
		Corp (Class B)	134,706
840		Republic Bancorp, Inc
		(Class A) (Kentucky)	16,355
7,720		Republic Bancorp, Inc
		(Michigan)	108,543
100		Resource Bankshares Corp	3,260
408		Royal Bancshares of
		Pennsylvania (Class A)	10,404
3,763		S & T Bancorp, Inc	113,116
1,200		S.Y. Bancorp, Inc	26,880
400		Santander Bancorp	11,000
500		SCBT Financial Corp	15,750

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 100

  Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,100		Seacoast Banking Corp
		of Florida	$ 22,770
4,600		Seacoast Financial
		Services Corp	154,100
1,400		Second Bancorp, Inc	45,220
400		Security Bank Corp	12,000
600		Shore Bancshares, Inc	19,560
500		Sierra Bancorp	7,575
5,790	*	Silicon Valley Bancshares	187,828
1,500		Simmons First
		National Corp (Class A)	41,325
1,300		Sound Federal Bancorp,
		Inc	19,110
10,200		South Financial Group,
		Inc	301,818
510		Southern Financial
		Bancorp, Inc	22,746
735		Southside Bancshares,
		Inc	13,678
500		Southwest Bancorp, Inc	8,650
800		State Bancorp, Inc	19,280
500		State Financial Services
		Corp (Class A)	14,145
12,900		Staten Island Bancorp,
		Inc	320,952
975		Sterling Bancorp	28,421
5,900		Sterling Bancshares, Inc	79,001
2,375		Sterling Financial Corp
		(Pennsylvania)	61,061
500		Summit Bancshares, Inc	15,050
700	*	Sun Bancorp, Inc
		(New Jersey)	17,703
500		Sun Bancorp, Inc
		(Pennsylvania)	9,750
300		Taylor Capital Group, Inc	6,915
3,600		Texas Regional
		Bancshares, Inc
		(Class A)	153,180
4,300		TierOne Corp	101,007
100		Trico Bancshares	3,738
2,500		Trust Co Of New Jersey	103,775
400		U.S.B. Holding Co, Inc	9,816
1,800		UCBH Holdings, Inc	72,072
4,600		UMB Financial Corp	233,220
5,600		Umpqua Holdings Corp	113,064
600		Union Bankshares Corp	19,362
2,500		United Community
		Banks, Inc	89,100
2,900		United Community
		Financial Corp	37,787
600		United Securities
		Bancshares	15,870

400		United Security
		Bancshares (California)	$ 9,880
2,600		Unizan Financial Corp	64,558
500	*	Virginia Commerce
		Bancorp	14,950
800		Virginia Financial
		Group, Inc	27,800
4,240		W Holding Co, Inc	79,246
200		Warwick Community
		Bancorp	6,700
500		Washington Trust
		Bancorp, Inc	13,200
735		Wayne Bancorp, Inc	17,199
2,300		Wesbanco, Inc	69,805
100		West Bancorporation	1,690
1,600		West Coast Bancorp	36,400
405	*	Western Sierra Bancorp	17,800
2,200		Willow Grove Bancorp,
		Inc	39,380
1,212		Wintrust Financial Corp	58,940
600		WSFS Financial Corp	30,102
700		Yadkin Valley Bank
		and Trust Co	11,725

		TOTAL DEPOSITORY
		INSTITUTIONS	12,434,632

EATING AND DRINKING PLACES—1.50%
6,300		Bob Evans Farms, Inc	204,372
12,300	*	CEC Entertainment, Inc	426,810
18,500	*	CKE Restaurants, Inc	183,150
1,700	*	Dave & Buster’s, Inc	25,585
1,700		IHOP Corp	58,548
21,300	*	Jack In The Box, Inc	531,861
3,500		Landry’s Restaurants, Inc	104,405
7,475		Lone Star Steakhouse &
		Saloon, Inc	218,195
1,288	*	O’Charley’s, Inc	23,506
1,300	*	P.F. Chang’s China
		Bistro, Inc	65,403
16,800	*	Papa John’s International,
		Inc	568,512
1,397	*	Rare Hospitality
		International, Inc	38,767
7,900	*	Ryan’s Family Steak
		Houses, Inc	135,169
3,161	*	Sonic Corp	108,359
4,300	*	The Steak N Shake Co	82,775
4,000		Triarc Cos (Class B)	43,840

		TOTAL EATING AND
		DRINKING PLACES	2,819,257

101 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

EDUCATIONAL SERVICES—0.06%
900	*	Learning Tree
		International, Inc	$ 14,301
800		Strayer Education, Inc	93,576

		TOTAL EDUCATIONAL
		SERVICES	107,877

ELECTRIC, GAS, AND SANITARY SERVICES—2.83%
20,400	*	Allegheny Energy, Inc	279,684
26,700	*	Aquila, Inc	125,757
3,099		Atmos Energy Corp	79,241
14,200		Avista Corp	268,664
2,800		Black Hills Corp	89,236
1,300		Cascade Natural Gas
		Corp	28,327
2,000	*	Casella Waste Systems,
		Inc (Class A)	29,080
1,700		Central Vermont Public
		Service Corp	38,250
3,200		CH Energy Group, Inc	157,088
700		Chesapeake Utilities Corp	17,934
700	*	Clean Harbors, Inc	5,187
9,700	*	CMS Energy Corp	86,815
500		Connecticut Water
		Service, Inc	14,150
800	*	Duratek, Inc	12,728
8,300	*	El Paso Electric Co	114,872
2,900		Empire District Electric Co	65,685
6,500		Energen Corp	268,125
400		EnergySouth, Inc	13,964
8,400		Idacorp, Inc	251,160
2,200		Laclede Group, Inc	66,660
2,400		MGE Energy, Inc	74,040
133		Middlesex Water Co	2,753
3,600		New Jersey Resources
		Corp	136,080
3,000		Northwest Natural Gas Co	93,750
12,500		NUI Corp	211,375
3,600		Otter Tail Corp	95,112
6,100		PNM Resources, Inc	183,305
1,500		Resource America, Inc
		(Class A)	27,750
2,200		SEMCO Energy, Inc	12,452
7,000	*	Sierra Pacific Resources	51,800
600		SJW Corp	20,796
1,300		South Jersey Industries,
		Inc	53,183
400	*	Southern Union Co	7,580
5,200		Southwest Gas Corp	121,680
17,100		UIL Holdings Corp	823,707
12,800		Unisource Energy Corp	314,496
4,400	*	Waste Connections, Inc	175,120

43,500		Westar Energy, Inc	$ 911,760

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	5,329,346

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.60%
2,600	*	Actel Corp	58,838
3,358	*	Advanced Energy
		Industries, Inc	68,470
5,600	*	Aeroflex, Inc	75,376
1,700	*	Alliance Semiconductor
		Corp	12,937
4,100	*	Anaren Microwave, Inc	64,698
5,800	*	Applica, Inc	65,192
1,100		Applied Signal
		Technology, Inc	30,052
68,697	*	Arris Group, Inc	632,012
18,700	*	Artesyn Technologies, Inc	178,024
1,700	*	ATMI, Inc	44,744
11,496	*	Avanex Corp	49,663
19,700		Baldor Electric Co	452,706
1,175		Bel Fuse, Inc (Class B)	38,470
8,300	*	Benchmark Electronics,
		Inc	261,284
11,300		C&D Technologies, Inc	188,823
500	*	Catapult Communications
		Corp	8,915
9,540	*	C-COR.net Corp	133,751
600	*	Celestica, Inc	9,840
2,800	*	Centillium
		Communications, Inc	12,656
400	*	Ceradyne, Inc	14,460
1,400	*	Ceva, Inc	13,168
4,800	*	Checkpoint Systems, Inc	90,720
3,200	*	ChipPAC, Inc	25,312
5,206	*	Comtech
		Telecommunications	120,779
21,643	*	Conexant Systems, Inc	133,321
37,000	*	Corvis Corp	71,040
2,400		CTS Corp	31,296
1,000		Cubic Corp	26,000
2,450	*	Diodes, Inc	53,435
3,133	*	Ditech Communications
		Corp	52,227
1,400	*	DSP Group, Inc	36,022
1,400	*	Dupont Photomasks, Inc	32,564
1,600	*	Electro Scientific
		Industries, Inc	37,664
1,600	*	Emerson Radio Corp	6,112
1,100	*	EMS Technologies, Inc	21,241
900	*	Energy Conversion
		Devices, Inc	8,820
4,300	*	Entegris, Inc	54,438

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 102

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
39,720	*	ESS Technology, Inc	$ 582,295
3,400	*	Exar Corp	62,900
16,300	*	Finisar Corp	35,534
800		Franklin Electric Co, Inc	50,944
1,500	*	FuelCell Energy, Inc	20,340
10,100	*	Genesis Microchip, Inc	169,276
3,241	*	Genlyte Group, Inc	181,626
3,300	*	GrafTech International
		Ltd	49,335
4,500	*	Harmonic, Inc	43,425
5,600		Helix Technology Corp	135,800
2,300	*	Hexcel Corp	16,744
3,300	*	Hutchinson Technology, Inc	92,598
7,467	*	Inet Technologies, Inc	92,665
4,600	*	Innovex, Inc	31,234
1,600	*	Integrated Silicon
		Solution, Inc	28,384
2,119		Inter-Tel, Inc	63,697
27,107	*	InterVoice, Inc	457,295
1,600	*	IXYS Corp	15,040
22,000	*	Kemet Corp	315,480
8,500	*	Kopin Corp	49,130
51,700	*	Lattice Semiconductor
		Corp	451,341
1,000	*	Lifeline Systems, Inc	18,890
1,479	*	Littelfuse, Inc	55,019
1,750		LSI Industries, Inc	21,280
14,150	*	Mattson Technology, Inc	169,234
34	*	Medis Technologies Ltd	451
2,600	*	Mercury Computer
		Systems, Inc	66,300
4,000		Methode Electronics, Inc	51,600
800	*	Metrologic Instruments,
		Inc	18,720
57,000	*	Micrel, Inc	760,950
7,400	*	Microsemi Corp	101,232
2,100	*	Monolithic System
		Technology, Inc	28,119
2,950	*	Moog, Inc (Class A)	100,654
4,300	*	Mykrolis Corp	61,318
300		National Presto
		Industries, Inc	11,628
8,300	*	ON Semiconductor Corp	62,582
4,500	*	Openwave Systems, Inc	60,030
28,884	*	Oplink Communications,
		Inc	72,499
1,600	*	Optical Communication
		Products, Inc	5,264
600	*	OSI Systems, Inc	12,000
6,900		Park Electrochemical
		Corp	174,570

2,900	*	Pemstar, Inc	$ 10,585
1,300	*	Pericom Semiconductor
		Corp	14,924
14,244	*	Photronics, Inc	252,689
2,900	*	Pixelworks, Inc	49,677
17,700	*	Plantronics, Inc	647,997
4,040	*	Plexus Corp	71,872
1,700	*	Plug Power, Inc	13,124
700	*	Powell Industries, Inc	12,432
1,800	*	Power Integrations, Inc	52,794
4,600	*	Power-One, Inc	50,876
59,620	*	Powerwave Technologies,
		Inc	465,036
11,700	*	Proxim Corp (Class A)	20,709
800		Raven Industries, Inc	24,480
1,800	*	Rayovac Corp	51,480
2,800		Regal-Beloit Corp	55,944
40,420	*	RF Micro Devices, Inc	341,953
200		Richardson Electronics
		Ltd	2,422
1,200	*	Rogers Corp	64,044
500	*	SBA Communications
		Corp	1,940
1,400	*	SBS Technologies, Inc	21,644
13,300	*	Seachange International,
		Inc	203,490
28,577	*	Semtech Corp	652,413
4,500	*	Silicon Image, Inc	46,350
21,600	*	Silicon Storage
		Technology, Inc	279,504
3,552	*	Siliconix, Inc	165,630
2,800	*	Sipex Corp	17,640
6,620	*	Skyworks Solutions, Inc	77,189
34,531	*	Sonus Networks, Inc	128,110
8,516		Spectralink Corp	145,027
5,220	*	Standard Microsystems
		Corp	139,061
14,000	*	Stoneridge, Inc	201,880
8,700	*	Stratex Networks, Inc	41,325
31,200	*	Superconductor
		Technologies	71,760
900	*	Supertex, Inc	15,012
21,600	*	Sycamore Networks, Inc	88,128
7,400	*	Synaptics, Inc	129,796
6,200	*	Technitrol, Inc	116,560
15,900	*	Tekelec	263,781
2,400	*	Terayon Communication
		Systems, Inc	8,208
1,900		Thomas & Betts Corp	41,458
2,200	*	Three-Five Systems, Inc	14,410
3,979	*	Tollgrade
		Communications, Inc	63,505
12,900	*	Transmeta Corp	51,084

103 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
11,600	*	Triquint Semiconductor,
		Inc	$ 84,680
17,854	*	TTM Technologies, Inc	219,961
3,400		Turnstone Systems, Inc	418
600	*	Ulticom, Inc	6,156
3,800	*	Universal Display Corp	48,754
2,800	*	Universal Electronics, Inc	36,960
4,543	*	Valence Technology, Inc	20,216
1,500	*	Varian Semiconductor
		Equipment Associates,
		Inc	63,000
45,080	*	Verso Technologies, Inc	75,284
4,000	*	Viasat, Inc	99,520
3,600	*	Vicor Corp	44,172
833	*	Virage Logic Corp	7,704
18,100	*	Vitesse Semiconductor
		Corp	128,329
5,258	*	Westell Technologies, Inc	38,383
1,200	*	White Electronic
		Designs Corp	9,180
2,600	*	Wilson Greatbatch
		Technologies, Inc	94,328
1,000		Woodhead Industries, Inc	15,000
30,156	*	Zhone Technologies, Inc	117,307

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	14,309,788

ENGINEERING AND MANAGEMENT SERVICES—2.91%
7,180	*	aaiPharma, Inc	47,603
100	*	Advisory Board Co	3,655
20,100	*	Applera Corp
		(Celera Genomics Group)	291,651
700	*	Ariad Pharmaceuticals,
		Inc	6,622
12,200	*	Century Business
		Services, Inc	59,902
1,000	*	Charles River Associates,
		Inc	32,786
700	*	Ciphergen Biosystems,
		Inc	5,831
400	*	Cornell Cos, Inc	4,628
500	*	Corrections Corp
		of America	17,800
2,000	*	Covance, Inc	68,880
2,400	*	CuraGen Corp	14,976
100	*	CV Therapeutics, Inc	1,513
15,282	*	Decode Genetics, Inc	161,989
11,962	*	Digitas, Inc	123,089
100	*	Diversa Corp	886

4,350	*	eResearch Technology, Inc	$ 122,018
1,400	*	Exact Sciences Corp	10,878
100	*	Exelixis, Inc	855
1,600	*	Exult, Inc	9,968
1,000	*	Forrester Research, Inc	18,950
3,100	*	FTI Consulting, Inc	51,646
13,900	*	Gartner, Inc (Class A)	161,935
100	*	Gene Logic, Inc	505
7,200	*	Genencor International,
		Inc	95,832
26,000	*	Gen-Probe, Inc	868,660
1,100	*	Incyte Corp	9,141
2,500	*	Kosan Biosciences, Inc	26,425
400		Landauer, Inc	16,800
1,700	*	Lexicon Genetics, Inc	10,659
1,150	*	Luminex Corp	10,408
5,800	*	MAXIMUS, Inc	203,000
3,000	*	Maxygen, Inc	28,470
300	*	MTC Technologies, Inc	7,533
1,300	*	Myriad Genetics, Inc	21,086
3,900	*	Navigant Consulting, Inc	78,897
800	*	Newtek Business Services,
		Inc	4,160
2,300	*	Parexel International Corp	41,101
3,200	*	Per-Se Technologies, Inc	35,840
3,050	*	Pharmacopeia, Inc	61,366
3,800	*	PRG-Schultz
		International, Inc	16,720
2,378	*	Regeneration
		Technologies, Inc	26,990
600	*	Regeneron
		Pharmaceuticals, Inc	8,148
18,465	*	Repligen Corp	55,580
400	*	Research Frontiers, Inc	3,888
1,700	*	Resources Connection,
		Inc	75,002
12,100	*	Savient
		Pharmaceuticals, Inc	45,738
4,700	*	Seattle Genetics, Inc	39,762
600	*	SFBC International, Inc	17,856
7,930	*	Sourcecorp	210,145
3,800	*	Symyx Technologies, Inc	108,832
100	*	Tejon Ranch Co	3,696
9,285	*	Tetra Tech, Inc	199,256
4,021	*	Transkaryotic
		Therapies, Inc	69,000
400	*	TRC Cos, Inc	7,484
3,530	*	Tularik, Inc	86,662
66,800	*	U.S. Oncology, Inc	987,304
4,600	*	URS Corp	132,388
14,542	*	Washington Group
		International, Inc	532,383

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 104

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
4,800	*	Watson Wyatt & Co
		Holdings	$ 121,152

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	5,485,930

EXECUTIVE, LEGISLATIVE AND GENERAL—0.00%
600	*	Omega Protein Corp	4,362

		TOTAL EXECUTIVE,
		LEGISLATIVE AND
		GENERAL	4,362

FABRICATED METAL PRODUCTS—1.02%
1,000		CIRCOR International, Inc	22,600
13,900	*	Crown Holdings, Inc	129,548
700	*	Drew Industries, Inc	24,556
36,600	*	Griffon Corp	790,560
2,100	*	Intermagnetics General
		Corp	55,650
14,300	*	Jacuzzi Brands, Inc	134,134
900		Material Sciences Corp	9,900
100	*	Mobile Mini, Inc	1,730
2,300	*	NCI Building Systems,
		Inc	53,958
800	*	Raytech Corp	2,304
5,700	*	Shaw Group, Inc	61,788
4,800	*	Silgan Holdings, Inc	219,504
1,900		Simpson Manufacturing
		Co, Inc	93,005
60,600	*	Tower Automotive, Inc	305,424
1,200		Valmont Industries, Inc	23,976

		TOTAL FABRICATED METAL
		PRODUCTS	1,928,637

FOOD AND KINDRED PRODUCTS—1.14%
1,900		American Italian Pasta
		Co (Class A)	75,867
1,100	*	Boston Beer Co, Inc
		(Class A)	20,262
400		Coca-Cola Bottling Co
		Consolidated	20,420
6,000		Corn Products
		International, Inc	240,000
13,400	*	Darling International, Inc	45,560
100		Farmer Brothers Co	36,000
19,750		Flowers Foods, Inc	518,240
5,000	*	Hercules, Inc	57,400
700	*	International Multifoods
		Corp	17,304
13,200	*	Interstate Bakeries Corp	150,084

700	*	J & J Snack Foods Corp	$ 31,626
2,900		Lance, Inc	47,531
1,000	*	M&F Worldwide Corp	13,690
600		National Beverage Corp	5,712
3,700		Pilgrim’s Pride Corp	82,991
14,500	*	Ralcorp Holdings, Inc	441,235
700		Riviana Foods, Inc	19,530
5,101		Sanderson Farms, Inc	187,360
5,600		Sensient Technologies
		Corp	104,552
3,600		Topps Co, Inc	34,380

		TOTAL FOOD AND
		KINDRED PRODUCTS	2,149,744

FOOD STORES—0.53%
8,000	*	7-Eleven, Inc	121,360
200		Arden Group, Inc
		(Class A)	15,100
1,500	*	Great Atlantic & Pacific
		Tea Co, Inc	11,610
900		Ingles Markets, Inc
		(Class A)	9,636
1,600	*	Panera Bread Co
		(Class A)	62,272
4,804	*	Pantry, Inc	95,696
2,800	*	Pathmark Stores, Inc	22,344
29,700		Ruddick Corp	601,128
1,600		Weis Markets, Inc	54,000
300	*	Wild Oats Markets, Inc	3,549

		TOTAL FOOD STORES	996,695

FURNITURE AND FIXTURES—0.07%
1,000		Bassett Furniture
		Industries, Inc	19,830
800		Hooker Furniture Corp	18,592
2,600		Kimball International,
		Inc (Class B)	40,742
500	*	Select Comfort Corp	13,795
1,100		Stanley Furniture Co, Inc	42,713

		TOTAL FURNITURE AND
		FIXTURES	135,672

FURNITURE AND HOMEFURNISHINGS STORES—0.48%
2,600	*	Cost Plus, Inc	108,550
13,868	*	Electronics Boutique
		Holdings Corp	407,164
8,100	*	Gamestop Corp (Class A)	145,962
2,000		Haverty Furniture Cos, Inc	42,560
4,200	*	Intertan, Inc	58,674
200	*	Kirkland’s, Inc	3,266
1,900	*	Linens ‘n Things, Inc	67,279
700	*	Rex Stores Corp	11,018

105 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—(Continued)
5,038	*	Trans World
		Entertainment Corp	$ 47,760
100	*	Tweeter Home
		Entertainment Group,
		Inc	944
400	*	Ultimate Electronics, Inc	2,612

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	895,789

GENERAL BUILDING CONTRACTORS—0.59%
500		Beazer Homes U.S.A., Inc	52,955
5,780		Brookfield Homes Corp	202,820
400	*	Dominion Homes, Inc	15,220
1,475	*	Levitt Corp (Class A)	36,138
4,200		M/I Homes, Inc	198,576
2,600	*	Meritage Corp	193,050
3,018	*	Palm Harbor Homes, Inc	63,257
3,100	*	Perini Corp	48,825
800		Standard-Pacific Corp	48,000
200	*	Technical Olympic U.S.A.,
		Inc	6,400
5,500		Walter Industries, Inc	65,670
6,100	*	WCI Communities, Inc	152,683
300	*	William Lyon Homes, Inc	27,960

		TOTAL GENERAL BUILDING
		CONTRACTORS	1,111,554

GENERAL MERCHANDISE STORES—0.73%
7,100	*	BJ’s Wholesale Club, Inc	180,695
1,250	*	Brookstone, Inc	34,388
10,482		Casey’s General Stores,
		Inc	174,001
38,500		Dillard’s, Inc (Class A)	737,660
12,500	*	ShopKo Stores, Inc	182,750
2,100	*	Stein Mart, Inc	28,980
1,100	*	Tuesday Morning Corp	37,906

		TOTAL GENERAL
		MERCHANDISE STORES	1,376,380

HEALTH SERVICES—1.91%
5,200	*	American Healthways, Inc	126,984
16,357	*	Amsurg Corp	371,467
12,900	*	Beverly Enterprises, Inc	82,560
3,400	*	Chronimed, Inc	26,418
700	*	Corvel Corp	25,340
3,300	*	Cross Country
		Healthcare, Inc	54,945
800	*	Dynacq Healthcare, Inc	4,224
8,195	*	Enzo Biochem, Inc	137,922
3,805	*	Genesis HealthCare Corp	92,652

2,900	*	Gentiva Health Services,
		Inc	$ 44,921
8,200		Hooper Holmes, Inc	51,168
700	*	IMPAC Medical Systems,
		Inc	15,750
3,369	*	Inveresk Research
		Group, Inc	95,747
3,131	*	Kindred Healthcare, Inc	157,489
200	*	LabOne, Inc	6,080
6,800	*	LifePoint Hospitals, Inc	219,912
5,000	*	MIM Corp	38,035
700	*	National Healthcare Corp	18,200
3,010	*	NeighborCare, Inc	72,993
4,400	*	Odyssey HealthCare, Inc	82,940
755	*	Option Care, Inc	8,599
18,000	*	Pediatrix Medical
		Group, Inc	1,134,000
9,500	*	Province Healthcare Co	151,050
3,400	*	RehabCare Group, Inc	67,592
9,700		Select Medical Corp	161,990
7,400	*	Sunrise Senior Living, Inc	265,290
700	*	U.S. Physical Therapy, Inc	9,660
1,100	*	United Surgical Partners
		International, Inc	37,334
1,500	*	VistaCare, Inc (Class A)	40,530

		TOTAL HEALTH SERVICES	3,601,792

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.37%
25,500		Granite Construction, Inc	606,135
6,393	*	Insituform Technologies,
		Inc (Class A)	99,923

		TOTAL HEAVY
		CONSTRUCTION,
		EXCEPT BUILDING	706,058

HOLDING AND OTHER INVESTMENT OFFICES—8.96%
500	*	4Kids Entertainment, Inc	11,185
1,500		Acadia Realty Trust	21,165
1,300		Alabama National
		Bancorp	72,176
200	*	Alexander’s, Inc	32,000
600		Amcore Financial, Inc	17,874
3,837		American Home Mortgage
		Investment Corp	110,506
500		American Land Lease, Inc	10,215
7,400		American Mortgage
		Acceptance Co	133,570
200	*	American Realty
		Investors, Inc	1,922
9,800		AMLI Residential
		Properties Trust	276,850
6,000		Anthracite Capital, Inc	76,380

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 106

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
3,700		Anworth Mortgage
		Asset Corp	$ 51,652
4,800		Associated Estates
		Realty Corp	44,016
1,700		Bedford Property
		Investors	51,799
5,500		Brandywine Realty Trust	168,025
3,500		Brookline Bancorp, Inc	55,825
300		BRT Realty Trust	7,158
1,900		Capital Automotive REIT	67,089
1,000		Capstead Mortgage Corp	18,450
700		Cherokee, Inc	16,421
2,700		Colonial Properties Trust	110,160
21,001		Commercial Net Lease
		Realty, Inc	414,770
1,320		Community Banks, Inc	41,131
7,231		Community First
		Bankshares, Inc	232,404
1,500		Connecticut Bancshares,
		Inc	77,940
6,700		Cornerstone Realty
		Income Trust, Inc	62,645
4,800		Corporate Office
		Properties Trust	120,000
1,500		Correctional Properties
		Trust	46,200
100	*	Criimi MAE, Inc	1,115
1,600		Eastgroup Properties, Inc	56,800
4,000		Entertainment Properties
		Trust	163,640
9,300		Equity Inns, Inc	85,560
600		First Defiance Financial
		Corp	16,716
100		First Indiana Corp	2,015
28,300		First Industrial Realty
		Trust, Inc	1,117,850
3,280		First Niagara Financial
		Group, Inc	44,772
1,300		First Place Financial Corp	23,582
10,800		Fremont General Corp	330,480
12,000		Gables Residential Trust	435,000
945		German American
		Bancorp	16,112
824		Gladstone Capital Corp	18,532
800		Glenborough Realty Trust,
		Inc	17,880
23,500		Glimcher Realty Trust	636,850
2,100		Great Lakes REIT	32,508
1,150	*	Hawthorne Financial Corp	50,589
10,594		Health Care REIT, Inc	430,116

500		Heritage Property
		Investment Trust	$ 15,550
900		Highwoods Properties, Inc	23,589
1,882		Home Properties, Inc	76,692
12,100		IMPAC Mortgage
		Holdings, Inc	329,120
1,436		Investors Real Estate
		Trust	14,102
29,353		iShares Russell 2000
		Index Fund	3,451,913
100		Keystone Property Trust	2,431
7,900		Koger Equity, Inc	185,413
2,600		Kramont Realty Trust	49,140
7,700	*	La Quinta Corp	58,058
4,300		LaSalle Hotel Properties	101,480
7,900		Lexington Corporate
		Properties Trust	172,141
21,200	*	Local Financial Corp	462,160
4,200		LTC Properties, Inc	76,062
10,100		Manufactured Home
		Communities, Inc	356,530
100		MASSBANK Corp	3,977
5,700	*	Meristar Hospitality Corp	39,615
7,700		MFA Mortgage
		Investments, Inc	77,770
8,900		Mid-America Apartment
		Communities, Inc	330,457
2,400		Mission West Properties,
		Inc	31,800
17,100		National Health Investors,
		Inc	526,680
600		National Health Realty,
		Inc	11,208
31,100		Nationwide Health
		Properties, Inc	692,597
19,100		Newcastle Investment
		Corp	643,670
4,300		Novastar Financial, Inc	283,585
1,600		Omega Healthcare
		Investors, Inc	17,392
1,650		Oriental Financial
		Group, Inc	52,553
1,200		Parkway Properties, Inc	56,100
4,692		Pennsylvania Real Estate
		Investment Trust	176,701
2,400		Post Properties, Inc	69,120
6,700		Prentiss Properties Trust	247,230
350	*	Price Legacy Corp	5,968
100		PS Business Parks, Inc	4,635
900		Quaker City Bancorp, Inc	48,960
2,800		RAIT Investment Trust	82,740
4,557		Redwood Trust, Inc	283,309

107 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
1,700		Sandy Spring Bancorp,
		Inc	$ 61,676
700		Saul Centers, Inc	21,385
47,900		Senior Housing
		Properties Trust	934,050
1,200		Sizeler Property Investors	13,968
1,500		SL Green Realty Corp	71,550
2,800		Sovran Self Storage, Inc	116,956
1,200		Suffolk Bancorp	41,100
300		Summit Properties, Inc	7,155
400		Sun Communities, Inc	17,128
7,100		Susquehanna Bancshares,
		Inc	181,973
900		Tanger Factory Outlet
		Centers, Inc	40,788
4,700		Taubman Centers, Inc	118,299
560		Tompkins Trustco, Inc	25,480
1,700		Town & Country Trust	46,240
100	*	Transcontinental Realty
		Investors, Inc	1,451
2,600		U.S. Restaurant
		Properties, Inc	48,724
500		United Mobile Homes, Inc	8,055
400		Universal Health Realty
		Income Trust	13,480
500		Urstadt Biddle Properties,
		Inc (Class A)	8,250
2,300		Washington Real Estate
		Investment Trust	74,635
4,235		Waypoint Financial Corp	113,583
100		Westfield Financial, Inc	2,462
2,900		Winston Hotels, Inc	30,566

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	16,889,047

HOTELS AND OTHER LODGING PLACES—0.46%
2,861		Ameristar Casinos, Inc	96,556
2,400	*	Boca Resorts, Inc (Class A)	41,880
9,400		Boyd Gaming Corp	215,166
5,400		Choice Hotels
		International, Inc	241,596
1,400		Extended Stay America,
		Inc	27,118
1,700		Marcus Corp	29,495
5,300	*	Pinnacle Entertainment,
		Inc	73,140
8,400	*	Prime Hospitality Corp	95,592

3,400	*	Vail Resorts, Inc	$ 53,584

		TOTAL HOTELS AND OTHER
		LODGING PLACES	874,127

INDUSTRIAL MACHINERY AND EQUIPMENT—6.18%
1,300	*	Aaon, Inc	25,727
1,600	*	Actuant Corp	62,768
69,039	*	Adaptec, Inc	604,782
17,163	*	Advanced Digital
		Information Corp	195,315
500		Alamo Group, Inc	8,695
400		Ampco-Pittsburgh Corp	5,164
1,700	*	Astec Industries, Inc	27,387
700	*	ASV, Inc	21,280
2,100	*	Asyst Technologies, Inc	17,283
5,576	*	Axcelis Technologies, Inc	62,005
300		BHA Group Holdings, Inc	8,997
18,620		Black Box Corp	997,846
2,400	*	Blount International, Inc	24,000
2,100		Briggs & Stratton Corp	141,687
2,500	*	Brooks Automation, Inc	52,450
300		Cascade Corp	6,090
84,617	*	Cirrus Logic, Inc	641,397
32,462	*	Computer Network
		Technology Corp	259,696
9,600	*	Concurrent Computer
		Corp	33,120
200	*	Cray, Inc	1,326
1,903	*	Cuno, Inc	85,407
3,900	*	Dot Hill Systems Corp	39,078
2,600	*	Dril-Quip, Inc	42,744
34,820	*	Electronics For Imaging,
		Inc	855,527
1,800		Engineered Support
		Systems, Inc	87,822
14,600	*	EnPro Industries, Inc	276,232
3,900	*	Esterline Technologies
		Corp	96,915
2,400	*	FalconStor Software, Inc	17,755
1,100	*	Fargo Electronics, Inc	12,430
14,500	*	Flowserve Corp	303,775
1,600	*	Gardner Denver, Inc	43,328
112,800	*	Gateway, Inc	595,584
600	*	General Binding Corp	10,200
3,300	*	Global Power Equipment
		Group, Inc	27,786
800		Gorman-Rupp Co	20,720
300	*	Hydril	7,860
5,700	*	Hypercom Corp	45,258
3,800		IDEX Corp	165,224
2,600	*	InFocus Corp	24,310
22,600		Iomega Corp	126,334

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 108

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
5,300		JLG Industries, Inc	$ 75,790
3,000		Joy Global, Inc	84,210
1,100	*	Kadant, Inc	22,935
14,200		Kaydon Corp	390,926
2,500		Kennametal, Inc	103,175
24,700	*	Komag, Inc	454,480
6,759	*	Kulicke & Soffa
		Industries, Inc	79,215
4,000		Lennox International, Inc	74,200
5,000		Lincoln Electric Holdings,
		Inc	140,750
300		Lindsay Manufacturing Co	7,224
600		Lufkin Industries, Inc	18,810
200	*	Mestek, Inc	3,596
3,408	*	Micros Systems, Inc	153,871
4,500		Modine Manufacturing Co	117,270
2,800		Nacco Industries, Inc
		(Class A)	230,720
2,500		Nordson Corp	93,650
2,500	*	Oil States International,
		Inc	33,600
1,200	*	Omnicell, Inc	23,772
571	*	PalmOne, Inc	12,197
13,300	*	Paxar Corp	196,175
600	*	Planar Systems, Inc	8,538
7,900	*	Presstek, Inc	85,952
9,400	*	ProQuest Co	274,198
5,700	*	Quantum Corp	21,090
700		Robbins & Myers, Inc	15,085
2,000		Sauer-Danfoss, Inc	27,340
800		Schawk, Inc	10,704
3,000	*	Scientific Games Corp
		(Class A)	56,160
1,050	*	Semitool, Inc	13,377
12,222	*	Sigma Designs, Inc	87,632
24,000	*	Silicon Graphics, Inc	60,960
800	*	Simpletech, Inc	3,800
1,300		Standex International
		Corp	35,100
3,800		Stewart & Stevenson
		Services, Inc	55,556
400	b*	Surebeam Corp (Class A)	4
2,600		Tecumseh Products Co
		(Class A)	109,460
1,000		Tennant Co	39,670
2,100	*	Terex Corp	77,637
6,300		Toro Co	390,600
1,700	*	Ultratech, Inc	39,627
39,600	*	UNOVA, Inc	855,756
8,135	*	Veeco Instruments, Inc	228,187
7,800		Woodward Governor Co	497,172

6,500		York International Corp	$ 255,515

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	11,646,990

INSTRUMENTS AND RELATED PRODUCTS—6.27%
2,300	*	Aclara BioSciences, Inc	9,016
900	*	Advanced Neuromodulation
		Systems, Inc	32,481
1,160	*	Aksys Ltd	7,528
2,400	*	Alaris Medical Systems,
		Inc	44,760
2,400	*	Align Technology, Inc	45,624
3,589	*	American Medical
		Systems Holdings, Inc	95,109
1,900		Analogic Corp	86,431
7,978		Arrow International, Inc	238,462
7,300	*	Arthrocare Corp	168,703
900	*	Aspect Medical Systems,
		Inc	13,410
1,100		BEI Technologies, Inc	24,706
837	*	Biolase Technology, Inc	14,656
1,400	*	Candela Corp	19,194
700	*	Cantel Medical Corp	12,523
800	*	Cardiac Science, Inc	3,496
3,300	*	Cardiodynamics
		International Corp	20,856
1,500	*	Cepheid, Inc	13,965
1,200	*	Cerus Corp	3,996
1,200	*	Cholestech Corp	10,560
2,409	*	Closure Medical Corp	66,248
3,100		Cognex Corp	103,075
3,330	*	Coherent, Inc	87,546
1,300		Cohu, Inc	24,245
1,200	*	Cole National Corp	26,484
100	*	Conceptus, Inc	1,192
13,300	*	Concord Camera Corp	83,524
4,919	*	Conmed Corp	145,307
9,500		Cooper Cos, Inc	513,000
600	*	Credence Systems Corp	7,128
1,600	*	CTI Molecular Imaging,
		Inc	23,344
2,060	*	Cyberonics, Inc	49,358
31,429	*	Cytyc Corp	699,295
2,104		Datascope Corp	73,935
2,600	*	Dionex Corp	137,280
6,400	*	DJ Orthopedics, Inc	165,440
2,480	*	DRS Technologies, Inc	69,390
2,600		EDO Corp	62,608
1,500	*	ESCO Technologies, Inc	69,180
500	*	Exactech, Inc	9,200
1,200	*	Excel Technology, Inc	37,740

109 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
1,400	*	FEI Co	$ 30,590
4,204	*	Flir Systems, Inc	160,256
100	*	Fossil, Inc	3,335
4,500	*	Haemonetics Corp	141,525
2,300	*	Hanger Orthopedic
		Group, Inc	41,515
1,000	*	Herley Industries, Inc	18,880
2,200	*	Hologic, Inc	44,550
4,525	*	ICU Medical, Inc	137,424
900		II-VI, Inc	22,005
4,867	*	Inamed Corp	259,314
1,400	*	Input/Output, Inc	10,850
13,687	*	Integra LifeSciences
		Holding	419,096
5,200	*	Interpore International	74,776
3,720	*	Intuitive Surgical, Inc	63,240
7,100		Invacare Corp	320,494
2,000	*	Invision Technologies, Inc	99,340
800	*	Ionics, Inc	22,720
2,300	*	Itron, Inc	42,803
2,000	*	Ixia	21,640
1,000		Keithley Instruments, Inc	20,710
800	*	Kensey Nash Corp	19,720
2,244	*	Kyphon, Inc	53,654
3,300	*	Lexar Media, Inc	54,648
2,900	*	LTX Corp	43,790
300	*	Medical Action
		Industries, Inc	6,132
28,800		Mentor Corp	866,880
4,367	*	Merit Medical Systems,
		Inc	94,502
5,900		Mine Safety Appliances Co	167,324
1,771	*	MKS Instruments, Inc	42,522
11,800	*	Molecular Devices Corp	222,312
3,000		Movado Group, Inc	89,820
5,585		MTS Systems Corp	154,537
1,700	*	Novoste Corp	5,763
4,000		Oakley, Inc	59,360
3,301	*	Ocular Sciences, Inc	96,224
6,400	*	Orbital Sciences Corp	80,192
2,200	*	Orthologic Corp	17,050
1,600	*	Osteotech, Inc	10,320
2,229	*	Photon Dynamics, Inc	72,732
1,500	*	Possis Medical, Inc	42,195
600	*	Retractable Technologies,
		Inc	3,768
1,300	*	Rofin-Sinar
		Technologies, Inc	38,805
5,100		Roper Industries, Inc	246,075
7,100	*	Rudolph Technologies, Inc	132,983
2,700	*	Sola International, Inc	62,775

600	*	Sonic Solutions, Inc	$ 11,376
700	*	SonoSite, Inc	14,931
15,200	*	Staar Surgical Co	136,344
2,400	*	Star Scientific, Inc	9,912
25,200	*	Sybron Dental
		Specialties, Inc	686,700
1,000	*	Synovis Life Technologies,
		Inc	14,290
24,328	*	Techne Corp	992,826
5,100	*	Theragenics Corp	27,438
3,500	*	Therasense, Inc	94,360
15,376	*	Thoratec Corp	192,046
4,797	*	Trimble Navigation Ltd	109,995
2,200	*	TriPath Imaging, Inc	20,152
600		United Industrial Corp	11,364
3,235	*	Varian, Inc	129,950
3,900	*	Ventana Medical
		Systems, Inc	159,744
3,800	*	Viasys Healthcare, Inc	85,956
41,700	*	Visx, Inc	813,984
1,700	*	Vital Images, Inc	17,068
600		Vital Signs, Inc	20,238
5,100	*	Wright Medical Group, Inc	156,570
2,200		X-Rite, Inc	32,758
400		Young Innovations, Inc	14,036
800	*	Zoll Medical Corp	31,984
4,883	*	Zygo Corp	76,321

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	11,819,484

INSURANCE AGENTS, BROKERS AND SERVICE—0.02%
1,200		Crawford & Co (Class B)	6,096
1,700	*	USI Holdings Corp	25,143

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	31,239

INSURANCE CARRIERS—3.33%
5,100		21st Century Insurance
		Group	73,440
11,400	*	Allmerica Financial Corp	393,870
600	*	American Medical Security
		Group, Inc	16,026
107	*	American Physicians
		Capital, Inc	2,236
7,700		AmerUs Group Co	310,695
5,000	*	Argonaut Group, Inc	95,150
700		Baldwin & Lyons, Inc
		(Class B)	20,321
1,200	*	Centene Corp	36,708
1,200	*	Citizens, Inc	8,940
7,800		Commerce Group, Inc	374,400
300		Donegal Group, Inc	6,012
200		EMC Insurance Group, Inc	4,212

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 110

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
400	*	Enstar Group, Inc	$ 18,456
200	*	Financial Industries Corp	2,652
700		Great American Financial
		Resources, Inc	11,032
3,234		Harleysville Group, Inc	60,217
6,900	*	HealthExtras, Inc	79,212
1,700		Horace Mann Educators
		Corp	26,724
400		Independence Holding Co	12,324
1,600		Infinity Property &
		Casualty Corp	50,288
400		Kansas City Life
		Insurance Co	17,116
21,800		Landamerica Financial
		Group, Inc	986,668
800		Midland Co	19,960
300	*	National Western Life
		Insurance Co (Class A)	44,337
800	*	Navigators Group, Inc	23,024
400		NYMAGIC, Inc	10,120
3,100	*	Philadelphia Consolidated
		Holding Corp	179,800
23,200		Phoenix Cos, Inc	311,112
600	*	Pico Holdings, Inc	9,858
2,100	*	PMA Capital Corp
		(Class A)	12,747
1,135		Presidential Life Corp	17,002
1,300	*	ProAssurance Corp	45,500
6,100		RLI Corp	235,460
900		Safety Insurance Group,
		Inc	17,100
7,100		Selective Insurance
		Group, Inc	248,997
24,700	*	Sierra Health Services,
		Inc	899,080
1,200		State Auto Financial Corp	30,972
12,600		Stewart Information
		Services Corp	495,180
500	*	Triad Guaranty, Inc	26,375
47,000	*	UICI	693,720
600		United Fire & Casualty Co	25,361
500	*	Universal American
		Financial Corp	6,000
7,900		Zenith National
		Insurance Corp	309,680

		TOTAL INSURANCE
		CARRIERS	6,268,084

JUSTICE, PUBLIC ORDER AND SAFETY—0.01%
900	*	Geo Group, Inc	$ 20,700

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	20,700

LEATHER AND LEATHER PRODUCTS—0.31%
2,600		Brown Shoe Co, Inc	94,718
2,300		K-Swiss, Inc (Class A)	56,281
700	*	Steven Madden Ltd	13,972
300		Weyco Group, Inc	10,983
16,900		Wolverine World Wide, Inc	407,797

		TOTAL LEATHER AND
		LEATHER PRODUCTS	583,751

LEGAL SERVICES—0.03%
2,200	*	Pre-Paid Legal Services,
		Inc	53,856

		TOTAL LEGAL SERVICES	53,856

LUMBER AND WOOD PRODUCTS—0.23%
600		American Woodmark Corp	39,876
22,500	*	Champion Enterprises,
		Inc	238,500
1,500		Deltic Timber Corp	53,220
800	*	Modtech Holdings, Inc	5,928
700		Skyline Corp	26,999
2,500		Universal Forest Products,
		Inc	77,150

		TOTAL LUMBER AND WOOD
		PRODUCTS	441,673

METAL MINING—0.21%
400	*	Cleveland-Cliffs, Inc	26,172
38,100	*	Coeur D’alene Mines Corp	266,700
1,600		Royal Gold, Inc	28,336
4,930	*	Stillwater Mining Co	77,401

		TOTAL METAL MINING	398,609

MISCELLANEOUS MANUFACTURING INDUSTRIES—1.00%
51,200		Callaway Golf Co	971,776
1,400	*	Daktronics, Inc	31,598
75	*	Jakks Pacific, Inc	1,125
25,700	*	K2, Inc	411,971
405		Kronos Worldwide, Inc	12,267
600	*	Lydall, Inc	6,120
3,900		Nautilus Group, Inc	61,425
1,400	*	Oneida Ltd	3,430
900		Penn Engineering &
		Manufacturing Corp	15,273
600	*	RC2 Corp	16,500
1,200	*	Shuffle Master, Inc	55,788
400	*	Steinway Musical
		Instruments, Inc	12,820

111 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES—(Continued)
10,700	*	Yankee Candle Co, Inc	$ 295,106

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	1,895,199

MISCELLANEOUS RETAIL—1.60%
1,900	*	1-800-Flowers.com, Inc
		(Class A)	18,183
500	*	AC Moore Arts & Crafts,
		Inc	13,500
700	*	Big 5 Sporting Goods Corp	17,675
3,600		Cash America
		International, Inc	82,980
1,150	*	Coldwater Creek, Inc	24,518
2,200	*	Dick’s Sporting Goods, Inc	127,908
11,100	*	Drugstore.com, Inc	59,718
4,400	*	Duane Reade, Inc	74,536
600	*	Finlay Enterprises, Inc	10,806
1,700		Friedman’s, Inc (Class A)	9,860
700	*	Galyans Trading Co, Inc	7,042
600		Hancock Fabrics, Inc	9,534
850	*	Hibbett Sporting Goods,
		Inc	32,419
300	*	Jill (J.) Group, Inc	6,156
2,040	*	Jo-Ann Stores, Inc	57,222
38,700		Longs Drug Stores Corp	728,721
900	*	Overstock.com, Inc	27,792
700	*	PC Connection, Inc	5,523
8,346	*	Petco Animal Supplies,
		Inc	235,190
7,299	*	Priceline.com, Inc	196,781
2,810	*	Sports Authority, Inc	112,625
3,900		Stamps.com, Inc	23,361
1,300	*	Systemax, Inc	6,864
1,200	*	Valuevision International,
		Inc (Class A)	18,420
600	*	Whitehall Jewellers, Inc	5,484
1,200		World Fuel Services Corp	44,076
17,120	*	Zale Corp	1,053,736

		TOTAL MISCELLANEOUS
		RETAIL	3,010,630

MOTION PICTURES—0.54%
3,600	*	AMC Entertainment, Inc	55,260
3,252	*	Avid Technology, Inc	150,015
200	*	Carmike Cinemas, Inc	7,454
25,326	*	Hollywood Entertainment
		Corp	343,421
1,500		Movie Gallery, Inc	29,385
12,349	*	NetFlix, Inc	421,348
1,000	*	Reading International, Inc	6,850

		TOTAL MOTION PICTURES	1,013,733

NONDEPOSITORY INSTITUTIONS—1.69%
1,914	*	Accredited Home Lenders
		Holding Co	$ 75,412
2,300		Advanta Corp (Class A)	38,548
6,300		CharterMac	156,114
14,197	*	CompuCredit Corp	300,125
4,156	*	Credit Acceptance Corp	78,922
900	b*	DVI, Inc	50
1,400	*	E-Loan, Inc	4,354
5,200	*	Federal Agricultural
		Mortgage Corp
		(Class C)	136,292
4,800	*	Financial Federal Corp	160,464
2,540		MCG Capital Corp	51,283
500		Medallion Financial Corp	4,325
3,100	*	Metris Cos, Inc	24,924
22,711		New Century Financial
		Corp	1,102,846
5,270	*	Saxon Capital, Inc	149,721
300	*	United PanAm Financial
		Corp	4,797
2,500		Westcorp	110,175
12,900	*	WFS Financial, Inc	558,828
11,208	*	World Acceptance Corp	218,668

		TOTAL NONDEPOSITORY
		INSTITUTIONS	3,175,848

NONMETALLIC MINERALS, EXCEPT FUELS—0.03%
2,700		Amcol International Corp	47,115

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	47,115

OIL AND GAS EXTRACTION—2.71%
2,500		Berry Petroleum Co
		(Class A)	68,200
26,600		Cabot Oil & Gas Corp
		(Class A)	812,896
6,500	*	Cimarex Energy Co	187,850
960	*	Clayton Williams Energy,
		Inc	33,312
3,500	*	Comstock Resources, Inc	69,545
3,800	*	Denbury Resources, Inc	64,068
100	*	Forest Oil Corp	2,525
30,704	*	Global Industries Ltd	179,618
6,000	*	Hanover Compressor Co	72,540
4,500	*	Harvest Natural
		Resources, Inc	65,745
1,788	*	Horizon Offshore, Inc	5,418
2,100	*	Houston Exploration Co	93,933
5,200	*	KCS Energy, Inc	55,640

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 112

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
19,700	*	Magnum Hunter
		Resources, Inc	$ 199,758
2,100	*	McMoRan Exploration Co	31,080
20,000	*	Meridian Resource Corp	120,400
1,800	*	Newpark Resources, Inc	9,360
13,200	*	Nuevo Energy Co	429,792
13,900	*	Oceaneering International,
		Inc	423,255
10,400	*	Parker Drilling Co	43,368
18,500		Patina Oil & Gas Corp	485,625
900		Penn Virginia Corp	54,540
3,000	*	Petroleum Development
		Corp	85,950
4,600	*	Plains Exploration &
		Production Co	85,744
763	*	Prima Energy Corp	26,362
500	*	Quicksilver Resources, Inc	19,380
7,100		Range Resources Corp	86,123
100	*	Remington Oil & Gas Corp	1,975
900		RPC, Inc	10,026
1,700	*	Seacor Smit, Inc	69,836
2,100	*	Southwestern Energy Co	50,652
2,000	*	Spinnaker Exploration Co	71,840
1,900		St. Mary Land &
		Exploration Co	63,517
8,200	*	Stone Energy Corp	405,572
10,300	*	Superior Energy Services,
		Inc	103,824
1,900	*	Swift Energy Co	35,815
1,750	*	Tetra Technologies, Inc	45,728
2,800	*	Transmontaigne, Inc	17,080
700	*	Unit Corp	19,194
5,500	*	Veritas DGC, Inc	113,850
18,100		Vintage Petroleum, Inc	265,346
1,000	*	W-H Energy Services, Inc	14,470

		TOTAL OIL AND GAS
		EXTRACTION	5,100,752

PAPER AND ALLIED PRODUCTS—0.60%
8,000	*	Buckeye Technologies, Inc	82,880
2,900	*	Caraustar Industries, Inc	33,785
4,100		Chesapeake Corp	97,867
1,400		Glatfelter	15,736
2,700		Greif, Inc (Class A)	94,338
20,400	*	Longview Fibre Co	227,664
2,900	*	Playtex Products, Inc	20,039
700		Pope & Talbot, Inc	12,033
8,900		Potlatch Corp	362,675
1,900		Rock-Tenn Co (Class A)	27,398
3,000		Schweitzer-Mauduit
		International, Inc	96,900

4,600		Wausau-Mosinee Paper
		Corp	$ 64,814

		TOTAL PAPER AND ALLIED
		PRODUCTS	1,136,129

PERSONAL SERVICES—0.42%
4,300	*	Alderwoods Group, Inc	44,720
700		Angelica Corp	15,981
35,600	*	Coinstar, Inc	564,972
1,100		CPI Corp	20,933
3,237		G & K Services, Inc
		(Class A)	120,481
1,200		Unifirst Corp	33,096

		TOTAL PERSONAL
		SERVICES	800,183

PETROLEUM AND COAL PRODUCTS—0.41%
400		ElkCorp	10,836
6,200		Frontier Oil Corp	120,156
1,400	*	Headwaters, Inc	35,868
4,200		Holly Corp	133,812
21,700	*	Tesoro Petroleum Corp	407,743
1,600		WD-40 Co	56,000

		TOTAL PETROLEUM AND
		COAL PRODUCTS	764,415

PRIMARY METAL INDUSTRIES—1.99%
10,100	*	AK Steel Holding Corp	59,287
19,300		Allegheny Technologies, Inc	233,530
6,759	*	Andrew Corp	118,283
5,700		Belden, Inc	108,129
14,300	*	Brush Engineered
		Materials, Inc	289,861
36,200	*	Cable Design
		Technologies Corp	343,176
19,700		Carpenter Technology
		Corp	647,736
1,300	*	Century Aluminum Co	36,699
46,700	*	CommScope, Inc	777,555
2,700		Curtiss-Wright Corp	126,549
1,000	*	Encore Wire Corp	37,250
31,200	*	General Cable Corp	230,256
500		Gibraltar Steel Corp	12,290
1,500	*	Liquidmetal Technologies,
		Inc	4,785
2,900	*	Lone Star Technologies,
		Inc	51,243
1,400		Matthews International
		Corp (Class A)	46,480
3,300	*	Maverick Tube Corp	77,715
1,100		Mueller Industries, Inc	37,389
4,400		Quanex Corp	186,956

113 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—(Continued)
800	*	RTI International Metals,
		Inc	$ 12,664
2,200		Ryerson Tull, Inc	28,798
1,350		Schnitzer Steel
		Industries, Inc
		(Class A)	43,281
2,100	*	Steel Dynamics, Inc	52,038
3,100		Texas Industries, Inc	112,065
5,100		Tredegar Corp	74,613

		TOTAL PRIMARY METAL
		INDUSTRIES	3,748,628

PRINTING AND PUBLISHING—1.11%
9,600	*	American Greetings Corp
		(Class A)	218,592
4,100		Banta Corp	189,789
1,600		Bowne & Co, Inc	27,360
2,300	*	Consolidated Graphics, Inc	88,435
600		Courier Corp	26,850
250		CSS Industries, Inc	8,313
1,600		Ennis Business Forms, Inc	26,784
26,800		Harland (John H.) Co	834,016
11,800		Hollinger International, Inc	233,640
1,300	*	Information Holdings, Inc	26,806
8,200	*	Journal Register Co	171,380
2,800	*	Mail-Well, Inc	12,516
1,300		New England Business
		Services, Inc	44,005
22,700	*	Primedia, Inc	61,290
300		Pulitzer, Inc	14,475
1,100		Standard Register Co	17,633
3,000		Thomas Nelson, Inc	81,660

		TOTAL PRINTING AND
		PUBLISHING	2,083,544

RAILROAD TRANSPORTATION—0.08%
1,800		Florida East Coast
		Industries	64,476
900	*	Genesee & Wyoming, Inc
		(Class A)	22,230
4,100	*	Kansas City Southern
		Industries, Inc	56,990

		TOTAL RAILROAD
		TRANSPORTATION	143,696

REAL ESTATE—0.16%
123	*	Avatar Holdings, Inc	4,611
600		Consolidated-Tomoka
		Land Co	22,272
1,300	*	Jones Lang LaSalle, Inc	33,423
2,000	*	Orleans Homebuilders, Inc	48,100
14,424	*	Stewart Enterprises, Inc
		(Class A)	104,862

625	*	Tarragon Realty
		Investors, Inc	$ 8,906
5,400	*	Trammell Crow Co	75,762
200		United Capital Corp	4,376

		TOTAL REAL ESTATE	302,312

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.64%
1,300		Bandag, Inc	64,701
13,900		Cooper Tire & Rubber Co	280,085
55,400	*	Goodyear Tire & Rubber Co	473,116
200	*	Gundle/SLT
		Environmental, Inc	3,684
1,300	*	Jarden Corp	46,163
1,100		Myers Industries, Inc	13,530
300		Quixote Corp	6,309
1,202		Schulman (A.), Inc	23,619
4,000		Spartech Corp	99,600
9,000		Tupperware Corp	160,290
2,700	*	Vans, Inc	39,960

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	1,211,057

SECURITY AND COMMODITY BROKERS—1.15%
20,700	*	Affiliated Managers
		Group, Inc	1,129,806
3,800		First Albany Cos, Inc	52,592
300		Gabelli Asset
		Management, Inc
		(Class A)	12,084
38,900	*	Investment Technology
		Group, Inc	595,170
16,463	*	Knight Trading Group, Inc	208,422
300		Sanders Morris Harris
		Group, Inc	3,591
9,000		SWS Group, Inc	161,190
200		Value Line, Inc	10,546

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,173,401

SOCIAL SERVICES—0.02%
800	*	Bright Horizons Family
		Solutions, Inc	37,728

		TOTAL SOCIAL SERVICES	37,728

SPECIAL TRADE CONTRACTORS—0.57%
7,809	*	Bookham Technology plc
		(Spon ADR)	17,024
8,500	*	Dycom Industries, Inc	225,420
1,700	*	EMCOR Group, Inc	62,390
46,400	*	Integrated Electrical
		Services, Inc	521,536
2,000	*	Matrix Service Co	27,060

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 114

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

SPECIAL TRADE CONTRACTORS— (Continued)
21,400	*	Quanta Services, Inc	$ 151,512
1,300		Roto-Rooter, Inc	65,715

		TOTAL SPECIAL TRADE
		CONTRACTORS	1,070,657

STONE, CLAY, AND GLASS PRODUCTS—0.48%
8,100		Ameron International
		Corp	273,213
2,500		Apogee Enterprises, Inc	30,825
2,300	*	Cabot Microelectronics
		Corp	97,152
400		CARBO Ceramics, Inc	25,180
5,600		Eagle Materials, Inc	329,560
2,000		Libbey, Inc	51,860
5,100	b*	USG Corp	89,199

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	896,989

TEXTILE MILL PRODUCTS—0.09%
4,600		Albany International
		Corp (Class A)	123,694
200	*	Hampshire Group Ltd	6,096
6,100	*	Interface, Inc (Class A)	48,495

		TOTAL TEXTILE MILL
		PRODUCTS	178,285

TOBACCO PRODUCTS—0.12%
4,400		Universal Corp (Virginia)	223,608

		TOTAL TOBACCO
		PRODUCTS	223,608

TRANSPORTATION BY AIR—1.22%
5,900	*	Airtran Holdings, Inc	70,092
3,200	*	Alaska Air Group, Inc	78,912
5,200	*	America West Holdings
		Corp (Class B)	49,556
17,000	*	AMR Corp	216,410
15,554	*	Atlantic Coast Airlines
		Holdings, Inc	113,078
18,300	*	Continental Airlines,
		Inc (Class B)	229,299
45,100	*	ExpressJet Holdings, Inc	561,044
2,100	*	Forward Air Corp	69,027
7,598	*	Frontier Airlines, Inc	79,171
2,300	*	MAIR Holdings, Inc	21,022
26,615	*	Mesa Air Group, Inc	219,840
46,773	*	Northwest Airlines Corp	472,875
1,700	*	Offshore Logistics, Inc	39,185
400	*	Petroleum Helicopters
		(Vote)	9,880

3,600		Skywest, Inc	$ 69,264

		TOTAL TRANSPORTATION
		BY AIR	2,298,655

TRANSPORTATION EQUIPMENT—1.31%
20,600	*	AAR Corp	252,968
2,400	*	Aftermarket Technology
		Corp	35,256
2,500		Arctic Cat, Inc	63,725
2,700		Clarcor, Inc	119,205
800		Coachmen Industries, Inc	13,344
800	*	Ducommun, Inc	18,696
1,500	*	Dura Automotive Systems,
		Inc	19,935
1,100	*	Fairchild Corp (Class A)	5,478
3,400		Federal Signal Corp	67,490
4,100	*	Fleetwood Enterprises, Inc	50,348
2,300		GenCorp, Inc	24,909
1,300		Heico Corp	20,397
2,400		Kaman Corp (Class A)	35,832
900		Marine Products Corp	12,591
2,300		Monaco Coach Corp	61,640
1,700		shkosh Truck Corp	94,690
200	*	Sequa Corp (Class A)	9,880
100	*	Sports Resorts
		International, Inc	391
300		Standard Motor Products,
		Inc	4,704
400	*	Strattec Security Corp	25,308
6,000	*	Teledyne Technologies, Inc	112,200
13,800	*	Tenneco Automotive, Inc	175,122
3,300		Thor Industries, Inc	88,638
3,700		Trinity Industries, Inc	102,860
1,400	*	Triumph Group, Inc	46,270
23,600		Visteon Corp	225,852
1,500	*	Wabash National Corp	35,400
3,900		Wabtec Corp	55,536
22,200		Winnebago Industries, Inc	691,974

		TOTAL TRANSPORTATION
		EQUIPMENT	2,470,639

TRANSPORTATION SERVICES—0.20%
500		Ambassadors Group, Inc	12,365
300		Ambassadors
		International, Inc	3,915
3,525	*	EGL, Inc	63,309
8,200		GATX Corp	181,794
2,800	*	Pacer International, Inc	61,712
4,400	*	RailAmerica, Inc	53,020

		TOTAL TRANSPORTATION
		SERVICES	376,115

115 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

TRUCKING AND WAREHOUSING—0.59%
6,695		Arkansas Best Corp	$ 179,359
175	*	Covenant Transport, Inc
		(Class A)	3,155
4,400		Heartland Express, Inc	100,232
11,000	*	Landstar System, Inc	450,340
500	*	Old Dominion Freight Line	16,850
300	*	P.A.M. Transportation
		Services	5,190
2,600	*	SCS Transportation, Inc	56,680
500	*	U.S. Xpress Enterprises,
		Inc (Class A)	7,105
1,700		USF Corp	58,174
7,097	*	Yellow Roadway Corp	238,956

		TOTAL TRUCKING AND
		WAREHOUSING	1,116,041

WATER TRANSPORTATION—0.23%
5,600		Alexander & Baldwin, Inc	185,248
700	*	Gulfmark Offshore, Inc	10,997
2,100	*	Kirby Corp	70,959
700		Maritrans, Inc	10,997
3,900		Overseas Shipholding
		Group, Inc	142,350
1,100	*	Seabulk International, Inc	9,790

		TOTAL WATER
		TRANSPORTATION	430,341

WHOLESALE TRADE-DURABLE GOODS—2.15%
500	*	1-800 Contacts, Inc	8,805
900		Action Performance Cos,
		Inc	13,743
878		Agilysys, Inc	10,448
1,200	*	Alliance Imaging, Inc	4,680
9,500		Anixter International, Inc	268,375
1,900		Applied Industrial
		Technologies, Inc	43,168
1,800	*	Audiovox Corp (Class A)	36,000
1,800	*	Aviall, Inc	27,360
6,184	*	BioVeris Corp	73,280
1,900	*	Boyds Collection Ltd	4,769
6,900		Commercial Metals Co	219,696
800	*	Compucom Systems, Inc	4,392
1,200	*	Department 56, Inc	17,736
1,443	*	Global Imaging Systems,
		Inc	47,936
24,900		Handleman Co	596,106
18,200		Hughes Supply, Inc	953,680
2,100	*	Imagistics International,
		Inc	92,505
14,638	*	Insight Enterprises, Inc	281,782
750	*	Insurance Auto Auctions,
		Inc	10,898

100	*	Keystone Automotive
		Industries, Inc	$ 2,736
500		Lawson Products, Inc	16,305
2,200		Owens & Minor, Inc	55,660
5,600		Pep Boys-Manny Moe &
		Jack	155,400
3,600		Pomeroy IT Solutions, Inc	52,200
5,100	*	PSS World Medical, Inc	57,069
8,800		Reliance Steel &
		Aluminum Co	309,320
14,700	*	Safeguard Scientifics, Inc	54,684
888	*	Scansource, Inc	42,571
3,150	*	SCP Pool Corp	117,369
1,444	*	TBC Corp	42,410
12,800		Watsco, Inc	371,200
1,600	*	WESCO International, Inc	23,840
1,900	*	Zoran Corp	32,984

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	4,049,107

WHOLESALE TRADE-NONDURABLE GOODS—1.48%
19,200		Acuity Brands, Inc	458,496
300	*	Allscripts Healthcare
		Solutions, Inc	2,910
300	*	Central European
		Distribution Corp	9,702
38,700	*	Chiquita Brands
		International, Inc	806,895
3,600		D&K Healthcare
		Resources, Inc	36,900
1,400		DIMON, Inc	9,940
5,500		Getty Realty Corp	146,135
300	*	Green Mountain
		Coffee, Inc	6,048
300	*	Hain Celestial Group, Inc	6,627
400	*	Maui Land & Pineapple Co	13,864
7,900	*	Men’s Wearhouse, Inc	209,903
1,100		Nash Finch Co	26,048
6,800		Nu Skin Enterprises, Inc
		(Class A)	137,020
10,855		Perrigo Co	217,643
300	*	Perry Ellis International,
		Inc	8,247
5,600	*	Plains Resources, Inc	101,808
1,796	*	Priority Healthcare Corp
		(Class B)	38,237
3,300		Russell Corp	60,258
2,300	*	School Specialty, Inc	81,811
1,200	*	Smart & Final, Inc	13,776
100		Standard Commercial
		Corp	1,855

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 116

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
6,600		Stride Rite Corp	$ 70,026
1,583	*	Tractor Supply Co	61,281
900	*	United Natural Foods, Inc	43,281
4,979	*	United Stationers, Inc	209,616
700		Valhi, Inc	8,834

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	2,787,161

		TOTAL COMMON STOCK
		(Cost $165,845,000)	187,890,677

		TOTAL PORTFOLIO—
		99.73%
		(Cost $165,845,000)	187,890,677
		OTHER ASSETS &
		LIABILITIES, NET—
		0.27%	516,904

		NET ASSETS—100.00%	$188,407,581

*	Non-income producing
b	In bankruptcy
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

117 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement And Recreation Services	$ 50,096	0.13%
Apparel and Accessory Stores	295,285	0.76
Apparel and Other Textile Products	5,544	0.01
Automotive Dealers and Service Stations	87,701	0.22
Building Materials and Garden Supplies	950,367	2.43
Business Services	4,188,584	10.72
Chemicals and Allied Products	6,629,334	16.97
Coal Mining	5,360	0.01
Communications	1,071,516	2.74
Depository Institutions	504,824	1.29
Eating and Drinking Places	228,407	0.59
Educational Services	179,837	0.46
Electric, Gas, and Sanitary Services	144,906	0.37
Electronic and Other Electric Equipment	5,608,317	14.35
Engineering and Management Services	363,630	0.93
Fabricated Metal Products	234,470	0.60
Food and Kindred Products	1,926,145	4.93
Food Stores	135,680	0.35
Furniture and Fixtures	69,551	0.18
Furniture and Homefurnishings Stores	258,126	0.66
General Building Contractors	32,342	0.08
General Merchandise Stores	1,709,416	4.38
Health Services	446,654	1.14
Holding and Other Investment Offices	38,628	0.10
Hotels and Other Lodging Places	83,551	0.21
Industrial Machinery and Equipment	3,936,807	10.08
Instruments and Related Products	1,743,344	4.46
Insurance Agents, Brokers and Service	246,216	0.63
Insurance Carriers	1,344,752	3.44
Leather and Leather Products	59,232	0.15
Metal Mining	147,658	0.38
Miscellaneous Manufacturing Industries	60,943	0.16
Miscellaneous Retail	721,575	1.85
Motion Pictures	171,958	0.44
Nondepository Institutions	1,312,264	3.36
Oil and Gas Extraction	253,858	0.65
Paper and Allied Products	82,760	0.21
Personal Services	127,049	0.33
Primary Metal Industries	3,834	0.01

Printing and Publishing	$ 206,264	0.53%
Real Estate	8,138	0.02
Rubber and Miscellaneous Plastics Products	127,417	0.33
Security and Commodity Brokers	345,633	0.89
Stone, Clay, and Glass Products	58,065	0.15
Textile Products	8,235	0.02
Tobacco Products	185,130	0.47
Transportation by Air	127,879	0.33
Transportation Equipment	541,461	1.39
Transportation Services	48,393	0.12
Trucking and Warehousing	269,845	0.69
Wholesale Trade-Durable Goods	1,142,442	2.92
Wholesale Trade-Nondurable Goods	489,786	1.25

TOTAL COMMON STOCK (Cost $30,477,277)	39,019,209	99.87

TOTAL PORTFOLIO (Cost $30,477,277)	39,019,209	99.87
OTHER ASSETS & LIABILITIES, NET	51,344	0.13

NET ASSETS	$39,070,553	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.87%
AMUSEMENT AND RECREATION SERVICES—0.13%
500		Harrah’s Entertainment,
		Inc	$ 27,445
200		International Speedway
		Corp (Class A)	9,400
300		Station Casinos, Inc	13,251

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	50,096

APPAREL AND ACCESSORY STORES—0.76%
700		Abercrombie & Fitch Co
		(Class A)	23,688
600	*	Chico’s FAS, Inc	27,840
500		Claire’s Stores, Inc	10,420
4,800		Gap, Inc	105,216
1,100		Ross Stores, Inc	33,671
100		Talbots, Inc	3,578
3,700		TJX Cos, Inc	90,872

		TOTAL APPAREL AND
		ACCESSORY STORES	295,285

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 118

  Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.01%
100	*	Columbia Sportswear Co	$ 5,544

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	5,544

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.22%
400	*	Advance Auto Parts	16,268
500	*	Autozone, Inc	42,985
700	*	Carmax, Inc	20,440
200	*	O’Reilly Automotive, Inc	8,008

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	87,701

BUILDING MATERIALS AND GARDEN SUPPLIES—2.43%
400		Fastenal Co	21,476
16,600		Home Depot, Inc	620,176
5,500		Lowe’s Cos	308,715

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	950,367

BUSINESS SERVICES—10.72%
300		Acxiom Corp	6,588
1,700		Adobe Systems, Inc	67,031
700	*	Affiliated Computer
		Services, Inc (Class A)	36,330
100	*	Alliance Data Systems Corp	3,355
4,100		Automatic Data Processing,
		Inc	172,200
2,600	*	BEA Systems, Inc	33,176
700	*	Bisys Group, Inc	11,732
1,500	*	BMC Software, Inc	29,325
1,100	*	Brocade Communications
		Systems, Inc	7,326
500	*	Cadence Design Systems,
		Inc	7,370
1,700		Cendant Corp	41,463
500	*	Ceridian Corp	9,855
400		Certegy, Inc	14,008
200	*	Checkfree Corp	5,892
600	*	ChoicePoint, Inc	22,818
1,200	*	Citrix Systems, Inc	25,944
400	*	Cognizant Technology
		Solutions Corp	18,100
2,600		Computer Associates
		International, Inc	69,836
100	*	Convergys Corp	1,520
600	*	DoubleClick, Inc	6,750
500	*	DST Systems, Inc	22,675
500	*	Dun & Bradstreet Corp	26,750
1,600	*	Electronic Arts, Inc	86,336
800		Equifax, Inc	20,656

100		Factset Research Systems,
		Inc	$ 4,256
450		Fair Isaac Corp	16,236
6,604		First Data Corp	278,425
1,300	*	Fiserv, Inc	46,501
200	*	Getty Images, Inc	10,796
300		GTECH Holdings Corp	17,742
500		Henry (Jack) & Associates,
		Inc	9,630
1,800		IMS Health, Inc	41,868
100	*	Interactive Data Corp	1,778
100	*	Interpublic Group Of Cos,
		Inc	1,538
1,300	*	Intuit, Inc	58,344
500	*	Iron Mountain, Inc	22,315
2,400	*	Juniper Networks, Inc	62,424
400	*	Lamar Advertising Co	16,088
400	*	Macromedia, Inc	8,028
400		Manpower, Inc	18,600
600	*	Mercury Interactive Corp	26,880
64,600		Microsoft Corp	1,613,062
700	*	Monster Worldwide, Inc	18,340
300		National Instruments Corp	9,438
400	*	NetScreen Technologies,
		Inc	14,572
900	*	Network Associates, Inc	16,200
1,100	*	Novell, Inc	12,518
1,400		Omnicom Group, Inc	112,350
28,000	*	Oracle Corp	336,280
900	*	Peoplesoft, Inc	16,641
200	*	Pixar	12,892
600	*	RealNetworks, Inc	3,600
900	*	Red Hat, Inc	20,574
400	*	Rent-A-Center, Inc	13,196
500		Reynolds & Reynolds Co
		(Class A)	14,205
1,100	*	Robert Half International,
		Inc	25,982
1,700	*	Siebel Systems, Inc	19,567
1,900	*	SunGard Data Systems, Inc	52,060
2,200	*	Symantec Corp	101,860
1,000	*	Synopsys, Inc	28,960
300		Total System Services, Inc	6,321
1,600	*	Unisys Corp	22,848
1,000	*	VeriSign, Inc	16,590
3,000	*	Veritas Software Corp	80,730
300		Viad Corp	7,251
1,900	*	WebMD Corp	16,891
600	*	Westwood One, Inc	17,670
3,900	*	Yahoo!, Inc	189,501

		TOTAL BUSINESS SERVICES	4,188,584

119 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—16.97%
11,300		Abbott Laboratories	$ 464,430
900		Allergan, Inc	75,744
100	*	American Pharmaceutical
		Partners, Inc	4,694
9,300	*	Amgen, Inc	540,981
700	*	Amylin Pharmaceuticals,
		Inc	16,583
400	*	Andrx Corp	10,880
700		Avery Dennison Corp	43,547
300		Avon Products, Inc	22,761
450	*	Barr Pharmaceuticals, Inc	20,655
2,065	*	Biogen Idec, Inc	114,814
7,000		Bristol-Myers Squibb Co	169,610
400	*	Cephalon, Inc	22,924
300	*	Charles River Laboratories
		International, Inc	12,855
600	*	Chiron Corp	26,406
200		Church & Dwight Co, Inc	8,662
600		Clorox Co	29,346
3,500		Colgate-Palmolive Co	192,850
600		Dow Chemical Co	24,168
800		Du Pont (E.I.) de Nemours
		& Co	33,776
1,400		Ecolab, Inc	39,942
100	*	Eon Labs, Inc	6,708
700		Estee Lauder Cos (Class A)	31,038
2,500	*	Forest Laboratories, Inc	179,050
1,500	*	Genentech, Inc	158,730
1,400	*	Genzyme Corp	65,856
1,400	*	Gilead Sciences, Inc	78,078
4,600		Gillette Co	179,860
400	*	Human Genome Sciences,
		Inc	5,012
200	*	ICOS Corp	7,410
200	*	Idexx Laboratories, Inc	11,374
400	*	ImClone Systems, Inc	20,344
300		International Flavors &
		Fragrances, Inc	10,650
100	*	Invitrogen Corp	7,169
1,000	*	IVAX Corp	22,770
500	*	King Pharmaceuticals, Inc	8,420
7,000		Lilly (Eli) & Co	468,300
400		Medicis Pharmaceutical
		Corp (Class A)	16,000
1,800	*	MedImmune, Inc	41,544
7,200		Merck & Co, Inc	318,168
900	*	Millennium
		Pharmaceuticals, Inc	15,210
1,950		Mylan Laboratories, Inc	44,324
100	*	Neurocrine Biosciences, Inc	5,910
57,000		Pfizer, Inc	1,997,850

200	*	Pharmaceutical Resources,
		Inc	$ 11,372
700		Praxair, Inc	25,984
6,000		Procter & Gamble Co	629,280
500	*	Protein Design Labs, Inc	11,910
600	*	Sepracor, Inc	28,860
200		Sigma-Aldrich Corp	11,068
114		Teva Pharmaceutical
		Industries Ltd (Spon ADR)	7,229
200		Valeant Pharmaceuticals
		International	4,774
100	*	Watson Pharmaceuticals,
		Inc	4,279
8,500		Wyeth	319,175

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	6,629,334

COAL MINING—0.01%
200		Consol Energy, Inc	5,360

		TOTAL COAL MINING	5,360

COMMUNICATIONS—2.74%
600	*	American Tower Corp
		(Class A)	6,810
7,200	*	AT&T Wireless Services, Inc	97,992
500	*	Cablevision Systems Corp
		(Class A)	11,440
1,800		Clear Channel
		Communications, Inc	76,230
5,931	*	Comcast Corp (Class A)	170,457
900	*	Comcast Corp
		(Special Class A)	25,092
500	*	Cox Communications, Inc
		(Class A)	15,800
100	*	Cox Radio, Inc (Class A)	2,130
300	*	Crown Castle International
		Corp	3,789
2,551	*	DIRECTV Group, Inc	39,234
1,600	*	EchoStar Communications
		Corp (Class A)	52,400
300	*	Entercom Communications
		Corp	13,581
100	*	Entravision
		Communications Corp
		(Class A)	897
700	*	Foundry Networks, Inc	12,019
500	*	Fox Entertainment Group,
		Inc (Class A)	13,550
200		Global Payments, Inc	9,016
200	*	IDT Corp	3,974
2,300	*	InterActiveCorp	72,657
6,300	*	Nextel Communications,
		Inc (Class A)	155,799

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 120

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
500	*	Nextel Partners, Inc
		(Class A)	$ 6,330
2,100	*	Qwest Communications
		International, Inc	9,051
300	*	Radio One, Inc (Class D)	5,550
5,600	*	Sprint Corp (PCS Group)	51,520
100		Telephone & Data Systems,
		Inc	7,087
128	*	UnitedGlobalcom, Inc
		(Class A)	1,087
1,000	*	Univision Communications,
		Inc (Class A)	33,010
4,400		Viacom, Inc (Class B)	172,524
100	*	West Corp	2,490

		TOTAL COMMUNICATIONS	1,071,516

DEPOSITORY INSTITUTIONS—1.29%
900		Bank Of New York Co, Inc	28,350
400		Commerce Bancorp, Inc	26,352
3,600		Fifth Third Bancorp	199,332
200		First Bancorp (Puerto Rico)	8,320
100		First Tennessee National
		Corp	4,770
200		Hudson City Bancorp, Inc	7,568
1,300		Mellon Financial Corp	40,677
933		New York Community
		Bancorp, Inc	31,983
300		North Fork Bancorp, Inc	12,696
100		Northern Trust Corp	4,659
300		SouthTrust Corp	9,948
300		State Street Corp	15,639
2,000		Synovus Financial Corp	48,900
300		TCF Financial Corp	15,321
200		Valley National Bancorp	5,594
700		Wells Fargo & Co	39,669
100		Westamerica Bancorp	5,046

		TOTAL DEPOSITORY
		INSTITUTIONS	504,824

EATING AND DRINKING PLACES—0.59%
400		Applebee’s International,
		Inc	16,540
500		Aramark Corp (Class B)	13,705
700	*	Brinker International, Inc	26,551
200		CBRL Group, Inc	7,928
1,000		Darden Restaurants, Inc	24,790
400	*	Krispy Kreme Doughnuts,
		Inc	13,736
300		Outback Steakhouse, Inc	14,610
400		Ruby Tuesday, Inc	12,860
300	*	The Cheesecake Factory,
		Inc	13,839
100		Wendy’s International, Inc	4,069

2,100	*	Yum! Brands, Inc	$ 79,779

		TOTAL EATING AND
		DRINKING PLACES	228,407

EDUCATIONAL SERVICES—0.46%
900	*	Apollo Group, Inc (Class A)	77,499
100	*	Apollo Group, Inc
		(University Of Phoenix
		Online)	8,702
700	*	Career Education Corp	39,648
600	*	Corinthian Colleges, Inc	19,836
400	*	DeVry, Inc	12,060
400	*	Education Management
		Corp	12,732
300	*	ITT Educational Services,
		Inc	9,360

		TOTAL EDUCATIONAL
		SERVICES	179,837

ELECTRIC, GAS, AND SANITARY SERVICES—0.37%
2,900	*	AES Corp	24,737
500	*	Allied Waste Industries, Inc	6,655
500		Kinder Morgan, Inc	31,510
200	*	Stericycle, Inc	9,572
2,400		Waste Management, Inc	72,432

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	144,906

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—14.35%
2,400	*	ADC Telecommunications,
		Inc	6,960
300		Adtran, Inc	9,009
200	*	Advanced Fibre
		Communications, Inc	4,406
800	*	Advanced Micro Devices,
		Inc	12,984
11,300	*	Agere Systems, Inc
		(Class B)	35,256
2,800	*	Altera Corp	57,260
200		Ametek, Inc	5,128
700	*	Amkor Technology, Inc	10,241
200	*	Amphenol Corp (Class A)	5,940
2,600		Analog Devices, Inc	124,826
900	*	Applied Micro Circuits Corp	5,175
1,300	*	Atmel Corp	8,450
1,600	*	Broadcom Corp (Class A)	62,672
1,700	*	CIENA Corp	8,449
600	*	Comverse Technology, Inc	10,884
500	*	Cree, Inc	11,150
500	*	Cypress Semiconductor
		Corp	10,235
500		Emerson Electric Co	29,960

121 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
100	*	Energizer Holdings, Inc	$ 4,669
300	*	Fairchild Semiconductor
		International, Inc	7,209
100	*	Gemstar-TV Guide
		International, Inc	671
72,200		General Electric Co	2,203,544
400		Harman International
		Industries, Inc	31,840
100		Harris Corp	4,841
400	*	Integrated Circuit Systems,
		Inc	10,012
300	*	Integrated Device
		Technology, Inc	4,500
47,200		Intel Corp	1,283,840
400	*	Interdigital
		Communications Corp	6,992
200	*	International Rectifier Corp	9,198
400		Intersil Corp (Class A)	8,916
1,000	*	Jabil Circuit, Inc	29,430
10,000	*	JDS Uniphase Corp	40,700
300		L-3 Communications
		Holdings, Inc	17,844
2,300		Linear Technology Corp	85,146
900	*	LSI Logic Corp	8,406
2,300		Maxim Integrated Products,
		Inc	108,307
600		Maytag Corp	18,942
700	*	McData Corp (Class A)	4,928
100	*	MEMC Electronic Materials,
		Inc	915
1,500		Microchip Technology, Inc	39,840
1,700	*	Micron Technology, Inc	28,407
800		Molex, Inc	24,312
6,800		Motorola, Inc	119,680
1,100	*	National Semiconductor
		Corp	48,873
900	*	Novellus Systems, Inc	28,611
1,100	*	Nvidia Corp	29,139
1,200	*	PMC-Sierra, Inc	20,364
300	*	Polycom, Inc	6,369
700	*	QLogic Corp	23,107
5,700		Qualcomm, Inc	378,594
600	*	Rambus, Inc	16,818
600		Rockwell Collins, Inc	18,966
1,600	*	Sanmina-SCI Corp	17,616
200	*	Silicon Laboratories, Inc	10,576
1,100	*	Tellabs, Inc	9,493
12,500		Texas Instruments, Inc	365,250
500	*	Utstarcom, Inc	14,380
100		Whirlpool Corp	6,887

2,400	*	Xilinx, Inc	$ 91,200

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	5,608,317

ENGINEERING AND MANAGEMENT SERVICES—0.93%
400	*	Affymetrix, Inc	13,500
300	*	BearingPoint, Inc	3,216
600	*	Celgene Corp	28,590
300		Corporate Executive Board
		Co	14,100
2,900		Halliburton Co	88,131
100	*	Hewitt Associates, Inc	3,201
300	*	Jacobs Engineering Group,
		Inc	13,380
900		Moody’s Corp	63,720
2,400		Paychex, Inc	85,440
300	*	Pharmaceutical Product
		Development, Inc	8,937
500		Quest Diagnostics, Inc	41,415

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	363,630

FABRICATED METAL PRODUCTS—0.60%
200	*	Alliant Techsystems, Inc	10,880
300		Ball Corp	20,334
800		Danaher Corp	74,696
1,200		Illinois Tool Works, Inc	95,076
1,100		Masco Corp	33,484

		TOTAL FABRICATED METAL
		PRODUCTS	234,470

FOOD AND KINDRED PRODUCTS—4.93%
6,000		Anheuser-Busch Cos, Inc	306,000
700		Campbell Soup Co	19,089
13,200		Coca-Cola Co	663,960
400		Coca-Cola Enterprises, Inc	9,668
100	*	Constellation Brands, Inc
		(Class A)	3,210
600	*	Del Monte Foods Co	6,750
1,300		General Mills, Inc	60,684
1,000		H.J. Heinz Co	37,290
400		Hershey Foods Corp	33,140
800		Kellogg Co	31,392
700		McCormick & Co, Inc
		(Non-Vote)	23,464
1,000		Pepsi Bottling Group, Inc	29,750
11,000		PepsiCo, Inc	592,350
2,300		Sara Lee Corp	50,278
1,000		Wrigley (Wm.) Jr Co	59,120

		TOTAL FOOD AND KINDRED
		PRODUCTS	1,926,145

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 122

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

FOOD STORES—0.35%
2,800	*	Starbucks Corp	$ 105,700
400		Whole Foods Market, Inc	29,980

		TOTAL FOOD STORES	135,680

FURNITURE AND FIXTURES—0.18%
500		Herman Miller, Inc	13,315
100		Hillenbrand Industries, Inc	6,789
200		HON Industries, Inc	7,432
500		Leggett & Platt, Inc	11,855
1,300		Newell Rubbermaid, Inc	30,160

		TOTAL FURNITURE AND
		FIXTURES	69,551

FURNITURE AND HOMEFURNISHINGS STORES—0.66%
2,100	*	Bed Bath & Beyond, Inc	87,696
1,900		Best Buy Co, Inc	98,268
500		Pier 1 Imports, Inc	11,850
1,200		RadioShack Corp	39,792
600	*	Williams-Sonoma, Inc	20,520

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	258,126

GENERAL BUILDING CONTRACTORS—0.08%
400		Centex Corp	21,624
150		D.R. Horton, Inc	5,315
100		Lennar Corp (Class A)	5,403

		TOTAL GENERAL BUILDING
		CONTRACTORS	32,342

GENERAL MERCHANDISE STORES—4.38%
300	*	99 Cents Only Stores	7,326
400	*	Big Lots, Inc	5,800
1,300	*	Costco Wholesale Corp	48,828
2,000		Dollar General Corp	38,400
800	*	Dollar Tree Stores, Inc	24,712
1,100		Family Dollar Stores, Inc	39,545
2,100	*	Kohl’s Corp	101,493
6,600		Target Corp	297,264
19,200		Wal-Mart Stores, Inc	1,146,048

		TOTAL GENERAL
		MERCHANDISE STORES	1,709,416

HEALTH SERVICES—1.14%
400	*	Apria Healthcare Group, Inc	11,976
2,867	*	Caremark Rx, Inc	95,328
200	*	Community Health
		Systems, Inc	5,566
450	*	Coventry Health Care, Inc	19,049
400	*	DaVita, Inc	19,100
400	*	Express Scripts, Inc	29,836
600	*	First Health Group Corp	13,116
2,800		HCA, Inc	113,736

1,700		Health Management
		Associates, Inc (Class A)	$ 39,457
1,000	*	Laboratory Corp Of
		America Holdings	39,250
700	*	Lincare Holdings, Inc	21,994
100		Manor Care, Inc	3,529
200	*	Renal Care Group, Inc	9,152
500	*	Tenet Healthcare Corp	5,580
200	*	Triad Hospitals, Inc	6,164
300		Universal Health Services,
		Inc (Class B)	13,821

		TOTAL HEALTH SERVICES	446,654

HOLDING AND OTHER INVESTMENT OFFICES—0.10%
100		Chelsea Property Group, Inc	6,294
100		Cousins Properties, Inc	3,279
400		Friedman Billings Ramsey
		Group, Inc	10,796
100		Mills Corp	5,329
300		Popular, Inc	12,930

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	38,628

HOTELS AND OTHER LODGING PLACES—0.21%
1,100		Hilton Hotels Corp	17,875
200		Mandalay Resort Group	11,452
800		Marriott International, Inc
		(Class A)	34,040
100	*	MGM Mirage	4,534
300		Starwood Hotels & Resorts
		Worldwide, Inc	12,150
100	*	Wynn Resorts Ltd	3,500

		TOTAL HOTELS AND OTHER
		LODGING PLACES	83,551

INDUSTRIAL MACHINERY AND EQUIPMENT—10.08%
5,000		3M Co	409,350
400	*	American Standard Cos,
		Inc	45,500
12,000	*	Applied Materials, Inc	256,560
200	*	Avocent Corp	7,358
1,900		Baker Hughes, Inc	69,312
600		Black & Decker Corp	34,164
50,700	*	Cisco Systems, Inc	1,192,464
300	*	Cooper Cameron Corp	13,215
16,500	*	Dell, Inc	554,730
400		Donaldson Co, Inc	10,612
300		Dover Corp	11,631
17,000	*	EMC Corp	231,370
400	*	Emulex Corp	8,516
400	*	FMC Technologies, Inc	10,812

123 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
450		Graco, Inc	$ 13,100
600	*	Grant Prideco, Inc	9,300
5,800		International Business
		Machines Corp	532,672
2,400		International Game
		Technology	107,904
600		ITT Industries, Inc	45,798
1,000	*	Lam Research Corp	25,210
800	*	Lexmark International, Inc	73,600
500	*	Maxtor Corp	4,075
300	*	National-Oilwell, Inc	8,484
2,200	*	Network Appliance, Inc	47,190
700		Pall Corp	15,883
1,100		Pitney Bowes, Inc	46,871
1,000	*	Sandisk Corp	28,370
500	*	Smith International, Inc	26,755
2,400	*	Solectron Corp	13,272
100		SPX Corp	4,548
300	*	Storage Technology Corp	8,349
1,400		Symbol Technologies, Inc	19,320
100		Timken Co	2,323
1,400	*	Western Digital Corp	15,722
800	*	Xerox Corp	11,656
300	*	Zebra Technologies Corp
		(Class A)	20,811

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	3,936,807

INSTRUMENTS AND RELATED PRODUCTS—4.46%
200	*	Agilent Technologies, Inc	6,326
1,300		Applera Corp (Applied
		Biosystems Group)	25,714
300		Bard (C.R.), Inc	29,292
4,300		Baxter International, Inc	132,827
400		Beckman Coulter, Inc	21,816
1,500		Becton Dickinson & Co	72,720
1,900		Biomet, Inc	72,884
100	*	Bio-Rad Laboratories, Inc
		(Class A)	5,637
4,600	*	Boston Scientific Corp	194,948
600		Dentsply International, Inc	26,598
400	*	Edwards Lifesciences Corp	12,780
300	*	Fisher Scientific
		International, Inc	16,512
2,200		Guidant Corp	139,414
1,400	*	KLA-Tencor Corp	70,490
8,800		Medtronic, Inc	420,200
300	*	Mettler-Toledo
		International, Inc	13,320
300	*	Millipore Corp	15,414

300		PerkinElmer, Inc	$ 6,207
200	*	Resmed, Inc	9,038
200	*	Respironics, Inc	10,804
1,300	*	St. Jude Medical, Inc	93,730
500	*	Steris Corp	12,900
1,000		Stryker Corp	88,530
100		Tektronix, Inc	3,271
1,300	*	Teradyne, Inc	30,979
200	*	Thermo Electron Corp	5,656
500	*	Varian Medical Systems,
		Inc	43,155
900	*	Waters Corp	36,756
1,700	*	Zimmer Holdings, Inc	125,426

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	1,743,344

INSURANCE AGENTS, BROKERS AND SERVICE—0.63%
400		Brown & Brown, Inc	15,504
600		Gallagher (Arthur J.) & Co	19,542
3,900		Marsh & McLennan Cos,
		Inc	180,570
900	*	Medco Health Solutions,
		Inc	30,600

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	246,216

INSURANCE CARRIERS—3.44%
400		Aetna, Inc	35,888
2,300		Aflac, Inc	92,322
100		Ambac Financial Group,
		Inc	7,378
8,500		American International
		Group, Inc	606,475
400	*	Anthem, Inc	36,256
100		Fidelity National Financial,
		Inc	3,960
200		HCC Insurance Holdings,
		Inc	6,466
500	*	Health Net, Inc	12,465
600		Oxford Health Plans, Inc	29,310
1,400		Progressive Corp	122,640
100		Radian Group, Inc	4,260
4,246		UnitedHealth Group, Inc	273,612
1,000	*	Wellpoint Health Networks,
		Inc	113,720

		TOTAL INSURANCE
		CARRIERS	1,344,752

LEATHER AND LEATHER PRODUCTS—0.15%
1,300	*	Coach, Inc	53,287
100	*	Timberland Co (Class A)	5,945

		TOTAL LEATHER AND
		LEATHER PRODUCTS	59,232

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 124

  Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

METAL MINING—0.38%
900		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	$ 35,181
1,800		Newmont Mining Corp	83,934
300	*	Phelps Dodge Corp	24,498
100		Southern Peru Copper Corp	4,045

		TOTAL METAL MINING	147,658

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.16%
100	*	Leapfrog Enterprises, Inc	1,935
3,200		Mattel, Inc	59,008

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	60,943

MISCELLANEOUS RETAIL—1.85%
1,600	*	Amazon.com, Inc	69,248
100		Borders Group, Inc	2,374
3,000	*	eBay, Inc	207,990
300	*	Marvel Enterprises, Inc	5,757
400		Michaels Stores, Inc	19,448
100		MSC Industrial Direct Co
		(Class A)	2,995
300		Omnicare, Inc	13,299
1,000		Petsmart, Inc	27,260
2,300	*	Rite Aid Corp	12,512
3,400		Staples, Inc	86,326
800		Tiffany & Co	30,536
7,400		Walgreen Co	243,830

		TOTAL MISCELLANEOUS
		RETAIL	721,575

MOTION PICTURES—0.44%
100		Blockbuster, Inc (Class A)	1,750
7,100	*	Liberty Media Corp
		(Class A)	77,745
3,700		Walt Disney Co	92,463

		TOTAL MOTION PICTURES	171,958

NONDEPOSITORY INSTITUTIONS—3.36%
6,200		American Express Co	321,470
300	*	AmeriCredit Corp	5,109
1,000		Capital One Financial Corp	75,430
600		Doral Financial Corp	21,120
7,100		Fannie Mae	527,885
1,100		Freddie Mac	64,966
5,800		MBNA Corp	160,254
800	*	Providian Financial Corp	10,480
3,000		SLM Corp	125,550

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,312,264

OIL AND GAS EXTRACTION—0.65%
800		Anadarko Petroleum Corp	$ 41,488
1,000	*	BJ Services Co	43,270
1,100		Chesapeake Energy Corp	14,740
200		Diamond Offshore Drilling,
		Inc	4,838
400		ENSCO International, Inc	11,268
800		EOG Resources, Inc	36,712
600	*	Key Energy Services, Inc	6,600
200	*	Newfield Exploration Co	9,586
200		Noble Energy, Inc	9,420
600	*	Patterson-UTI Energy, Inc	21,246
100		Pioneer Natural Resources
		Co	3,230
300	*	Pride International, Inc	5,118
300	*	Rowan Cos, Inc	6,327
200		Tidewater, Inc	5,626
500	*	Varco International, Inc	9,005
100	*	Westport Resources Corp	3,299
875		XTO Energy, Inc	22,085

		TOTAL OIL AND GAS
		EXTRACTION	253,858

PAPER AND ALLIED PRODUCTS—0.21%
1,100		Kimberly-Clark Corp	69,410
600	*	Pactiv Corp	13,350

		TOTAL PAPER AND ALLIED
		PRODUCTS	82,760

PERSONAL SERVICES—0.33%
900		Cintas Corp	39,141
1,300		H & R Block, Inc	66,339
200		Regis Corp	8,888
300	*	Weight Watchers
		International, Inc	12,681

		TOTAL PERSONAL
		SERVICES	127,049

PRIMARY METAL INDUSTRIES—0.01%
200		Worthington Industries, Inc	3,834

		TOTAL PRIMARY METAL
		INDUSTRIES	3,834

PRINTING AND PUBLISHING—0.53%
200		Belo Corp (Class A)	5,552
300		Dow Jones & Co, Inc	14,373
400		Harte-Hanks, Inc	9,368
100		Knight Ridder, Inc	7,325
1,200		McGraw-Hill Cos, Inc	91,368
100		Meredith Corp	5,056
700		New York Times Co
		(Class A)	30,940
200		Scripps (E.W.) Co (Class A)	20,222

125 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

PRINTING AND PUBLISHING—(Continued)
200		Tribune Co	$ 10,088
400		Wiley (John) & Sons, Inc
		(Class A)	11,972

		TOTAL PRINTING AND
		PUBLISHING	206,264

REAL ESTATE—0.02%
200		St. Joe Co	8,138

		TOTAL REAL ESTATE	8,138

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.33%
1,200		Nike, Inc (Class B)	93,444
100		Reebok International Ltd	4,135
600	*	Sealed Air Corp	29,838

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	127,417

SECURITY AND COMMODITY BROKERS—0.89%
100		A.G. Edwards, Inc	3,912
1,700	*	Ameritrade Holding Corp	26,180
100		Blackrock, Inc	6,117
7,700		Charles Schwab Corp	89,397
1,200	*	E*Trade Financial Corp	16,020
500		Eaton Vance Corp	19,060
500		Federated Investors, Inc
		(Class B)	15,715
500		Investors Financial
		Services Corp	20,660
100	*	LaBranche & Co, Inc	1,121
400		Legg Mason, Inc	37,112
142		Lehman Brothers Holdings,
		Inc	11,768
700		Morgan Stanley	40,110
100		Nuveen Investments, Inc	2,786
500		SEI Investments Co	16,500
500		T Rowe Price Group, Inc	26,915
500		Waddell & Reed Financial,
		Inc (Class A)	12,260

		TOTAL SECURITY AND
		COMMODITY BROKERS	345,633

STONE, CLAY, AND GLASS PRODUCTS—0.15%
5,000	*	Corning, Inc	55,900
8		Eagle Materials, Inc	471
29		Eagle Materials, Inc
		(Class B)	1,694

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	58,065

TEXTILE PRODUCTS—0.02%
100	*	Mohawk Industries, Inc	$ 8,235

		TOTAL TEXTILE PRODUCTS	8,235

TOBACCO PRODUCTS—0.47%
3,400		Altria Group, Inc	185,130

		TOTAL TOBACCO
		PRODUCTS	185,130

TRANSPORTATION BY AIR—0.33%
800		FedEx Corp	60,128
600	*	JetBlue Airways Corp	15,174
3,700		Southwest Airlines Co	52,577

		TOTAL TRANSPORTATION
		BY AIR	127,879

TRANSPORTATION EQUIPMENT—1.39%
300		Autoliv, Inc	12,300
4,700		Boeing Co	193,029
200		Delphi Corp	1,992
500		Gentex Corp	21,690
2,200		Harley-Davidson, Inc	117,348
700		Lockheed Martin Corp	31,948
200	*	Navistar International Corp	9,170
400		Polaris Industries, Inc	18,176
200	*	United Defense Industries,
		Inc	6,358
1,500		United Technologies Corp	129,450

		TOTAL TRANSPORTATION
		EQUIPMENT	541,461

TRANSPORTATION SERVICES—0.12%
500		C.H. Robinson Worldwide,
		Inc	20,750
700		Expeditors International Of
		Washington, Inc	27,643

		TOTAL TRANSPORTATION
		SERVICES	48,393

TRUCKING AND WAREHOUSING—0.69%
200	*	Hunt (J.B.) Transport
		Services, Inc	5,634
200	*	Swift Transportation Co,
		Inc	3,434
3,700		United Parcel Service, Inc
		(Class B)	258,408
125		Werner Enterprises, Inc	2,369

		TOTAL TRUCKING AND
		WAREHOUSING	269,845

WHOLESALE TRADE-DURABLE GOODS—2.92%
100	*	Arrow Electronics, Inc	2,546
400		CDW Corp	27,044
21,400		Johnson & Johnson	1,085,408

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 126

Statement of Investments (Unaudited) - Large-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS—(Continued)
400	*	Patterson Dental Co	$ 27,444

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	1,142,442

WHOLESALE TRADE-NONDURABLE GOODS—1.25%
400		AmerisourceBergen Corp	21,868
100		Brown-Forman Corp
		(Class B)	4,766
3,200		Cardinal Health, Inc	220,480
200	*	Endo Pharmaceuticals
		Holdings, Inc	4,884
200	*	Henry Schein, Inc	14,284
1,100		McKesson Corp	33,099
200	*	Performance Food
		Group Co	6,870
4,700		Sysco Corp	183,535

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	489,786

		TOTAL COMMON STOCK
		(Cost $30,477,277)	39,019,209

		TOTAL PORTFOLIO—
		99.87%
		(Cost $30,477,277)	39,019,209
		OTHER ASSETS &
		LIABILITIES, NET—0.13%	51,344

		NET ASSETS—100.00%	$39,070,553

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

127 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 133,964	0.11%
Apparel and Accessory Stores	355,665	0.30
Apparel and Other Textile Products	294,011	0.24
Auto Repair, Services and Parking	45,701	0.04
Automotive Dealers and Service Stations	69,035	0.06
Business Services	2,119,859	1.76
Chemicals and Allied Products	7,348,190	6.11
Coal Mining	32,092	0.03
Communications	9,655,220	8.03
Depository Institutions	24,186,599	20.11
Eating and Drinking Places	912,759	0.75
Electric, Gas, and Sanitary Services	7,833,925	6.51
Electronic and Other Electric Equipment	2,367,650	1.97
Engineering and Management Services	396,260	0.33
Fabricated Metal Products	814,618	0.68
Food and Kindred Products	2,739,978	2.28
Food Stores	639,634	0.53
Forestry	312,632	0.26
Furniture and Fixtures	603,909	0.50
Furniture and Homefurnishings Stores	54,495	0.04
General Building Contractors	659,025	0.54
General Merchandise Stores	1,212,990	1.01
Health Services	304,803	0.25
Holding and Other Investment Offices	6,274,555	5.22
Hotels and Other Lodging Places	340,757	0.28
Industrial Machinery and Equipment	5,686,205	4.73
Instruments and Related Products	1,190,617	0.99
Insurance Agents, Brokers and Service	266,942	0.22
Insurance Carriers	8,077,818	6.72
Lumber and Wood Products	229,768	0.19
Metal Mining	235,548	0.20
Miscellaneous Manufacturing Industries	82,927	0.07
Miscellaneous Retail	612,847	0.51
Motion Pictures	2,847,391	2.37
Nondepository Institutions	1,930,505	1.60
Nonmetallic Minerals, Except Fuels	93,362	0.08
Oil and Gas Extraction	2,368,799	1.97
Paper and Allied Products	1,446,174	1.20
Personal Services	66,921	0.06
Petroleum and Coal Products	9,629,242	8.01

Primary Metal Industries	$ 963,575	0.80%
Printing and Publishing	1,220,073	1.01
Railroad Transportation	908,613	0.75
Real Estate	109,728	0.09
Rubber and Miscellaneous Plastics Products	64,157	0.05
Security and Commodity Brokers	4,170,148	3.47
Stone, Clay, and Glass Products	247,422	0.21
Textile Mill Products	60,198	0.05
Tobacco Products	2,077,023	1.73
Transportation by Air	396,306	0.33
Transportation Equipment	4,060,050	3.38
Transportation Services	68,749	0.06
Trucking and Warehousing	68,264	0.06
Wholesale Trade-Durable Goods	499,695	0.41
Wholesale Trade-Nondurable Goods	332,407	0.28

TOTAL COMMON STOCK (Cost $93,320,329)	119,719,800	99.54

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	1,339,964	1.11

TOTAL SHORT TERM INVESTMENTS (Cost $1,339,964)	1,339,964	1.11

TOTAL PORTFOLIO (Cost $94,660,293)	121,059,764	100.65
OTHER ASSETS & LIABILITIES, NET	(782,932)	(0.65)

NET ASSETS	$120,276,832	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—100.65%
AMUSEMENT AND RECREATION SERVICES—0.11%
6,142	*	Caesars Entertainment,
		Inc	$ 80,092
871		Harrah’s Entertainment,
		Inc	47,809
129		International Speedway
		Corp (Class A)	6,063

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	133,964

APPAREL AND ACCESSORY STORES—0.30%
200		Claire’s Stores, Inc	4,168
2,944		Foot Locker, Inc	75,955
9,522		Limited Brands, Inc	190,440
2,071		Nordstrom, Inc	82,633

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 128

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND ACCESSORY STORES—(Continued)
69		Talbots, Inc	$ 2,469

		TOTAL APPAREL AND
		ACCESSORY STORES	355,665

APPAREL AND OTHER TEXTILE PRODUCTS—0.24%
2,634		Jones Apparel Group, Inc	95,219
2,296		Liz Claiborne, Inc	84,240
850		Polo Ralph Lauren Corp	29,138
1,829		VF Corp	85,414

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	294,011

AUTO REPAIR, SERVICES AND PARKING—0.04%
1,180		Ryder System, Inc	45,701

		TOTAL AUTO REPAIR,
		SERVICES AND
		PARKING	45,701

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.06%
3,638	*	Autonation, Inc	62,028
175	*	O’Reilly Automotive, Inc	7,007

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	69,035

BUSINESS SERVICES—1.76%
8,262	*	3Com Corp	58,330
394		Acxiom Corp	8,652
259	*	Affiliated Computer
		Services, Inc (Class A)	13,442
2,166		Autodesk, Inc	68,489
723		Automatic Data
		Processing, Inc	30,366
200	*	Bisys Group, Inc	3,352
402	*	BMC Software, Inc	7,859
1,903	*	Brocade
		Communications
		Systems, Inc	12,674
4,105	*	Cadence Design
		Systems, Inc	60,508
16,902		Cendant Corp	412,240
1,108	*	Ceridian Corp	21,839
635	*	Checkfree Corp	18,707
2,071		Computer Associates
		International, Inc	55,627
3,807	*	Computer Sciences Corp	153,536
7,466	*	Compuware Corp	55,622
2,813	*	Convergys Corp	42,758
1,028		Deluxe Corp	41,223

500	*	DoubleClick, Inc	$ 5,625
200	*	DST Systems, Inc	9,070
9,689		Electronic Data Systems
		Corp	187,482
500		Equifax, Inc	12,910
122		GTECH Holdings Corp	7,215
767		Imation Corp	28,855
360	*	Interactive Data Corp	6,401
8,450	*	Interpublic Group Of
		Cos, Inc	129,961
275	*	Lamar Advertising Co	11,061
13	*	Macromedia, Inc	261
519		Manpower, Inc	24,134
1,906	*	NCR Corp	83,978
300	*	Network Associates, Inc	5,400
4,439	*	Novell, Inc	50,516
4,057	*	Peoplesoft, Inc	75,014
190	*	Rent-A-Center, Inc	6,268
3,805	*	Siebel Systems, Inc	43,796
69,456	*	Sun Microsystems, Inc	288,937
387	*	SunGard Data Systems,
		Inc	10,604
1,463	*	Unisys Corp	20,892
1,081	*	VeriSign, Inc	17,934
865		Viad Corp	20,907
834	*	WebMD Corp	7,414

		TOTAL BUSINESS
		SERVICES	2,119,859

CHEMICALS AND ALLIED PRODUCTS—6.11%
4,926		Air Products &
		Chemicals, Inc	246,891
1,142		Alberto-Culver Co	50,100
300	*	Andrx Corp	8,160
271		Avery Dennison Corp	16,859
4,281		Avon Products, Inc	324,799
20,786		Bristol-Myers Squibb Co	503,645
1,289		Cabot Corp	42,279
203		Church & Dwight Co, Inc	8,792
1,488		Clorox Co	72,778
1,281		Colgate-Palmolive Co	70,583
818		Cytec Industries, Inc	29,096
17,705		Dow Chemical Co	713,157
19,120		Du Pont (E.I.) de
		Nemours & Co	807,246
1,639		Eastman Chemical Co	69,953
129		Estee Lauder Cos
		(Class A)	5,720
8,473		Gillette Co	331,294
1,200	*	Human Genome
		Sciences, Inc	15,036
561	*	ICOS Corp	20,785

129 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
471		International Flavors &
		Fragrances, Inc	$ 16,721
794	*	Invitrogen Corp	56,922
3,733	*	King Pharmaceuticals,
		Inc	62,864
26,867		Merck & Co, Inc	1,187,253
3,059	*	Millennium
		Pharmaceuticals, Inc	51,697
501	*	Neurocrine Biosciences,
		Inc	29,609
3,656		PPG Industries, Inc	213,145
4,906		Praxair, Inc	182,111
10,091		Procter & Gamble Co	1,058,344
476	*	Protein Design Labs, Inc	11,338
3,435		Rohm & Haas Co	136,850
2,551		RPM International, Inc	42,194
31,614		Schering-Plough Corp	512,779
330	*	Scotts Co (Class A)	21,170
2,596		Sherwin-Williams Co	99,764
821		Sigma-Aldrich Corp	45,434
792		Valeant Pharmaceuticals
		International	18,905
982		Valspar Corp	48,344
2,042	*	Watson Pharmaceuticals,
		Inc	87,377
3,414		Wyeth	128,196

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	7,348,190

COAL MINING—0.03%
690		Peabody Energy Corp	32,092

		TOTAL COAL MINING	32,092

COMMUNICATIONS—8.03%
6,688		Alltel Corp	333,664
2,494	*	American Tower Corp
		(Class A)	28,307
16,921		AT&T Corp	331,144
26,733	*	AT&T Wireless Services,
		Inc	363,836
9,295	*	Avaya, Inc	147,605
39,742		BellSouth Corp	1,100,456
235	*	Cablevision Systems
		Corp (Class A)	5,377
3,061		CenturyTel, Inc	84,147
6,018		Clear Channel
		Communications, Inc	254,862
13,032	*	Comcast Corp (Class A)	374,540
13,100	*	Comcast Corp (Special
		Class A)	365,228
3,484	*	Cox Communications,
		Inc (Class A)	110,094

288	*	Cox Radio, Inc (Class A)	$ 6,134
800	*	Crown Castle
		International Corp	10,104
7,773	*	DIRECTV Group, Inc	119,549
67	*	Entercom
		Communications Corp	3,033
487	*	Entravision
		Communications Corp
		(Class A)	4,368
2,039	*	Fox Entertainment Group,
		Inc (Class A)	55,257
40		Global Payments, Inc	1,803
600		Hearst-Argyle Television,
		Inc	16,134
597	*	IDT Corp	11,862
2,296	*	InterActiveCorp	72,531
11,271	*	Level 3 Communications,
		Inc	45,309
88,929	*	Lucent Technologies, Inc	365,498
1,591	*	NTL, Inc	94,585
500	*	PanAmSat Corp	12,240
22,015	*	Qwest Communications
		International, Inc	94,885
848	*	Radio One, Inc (Class D)	15,688
71,381		SBC Communications,
		Inc	1,751,690
19,318		Sprint Corp (FON Group)	356,031
728		Telephone & Data
		Systems, Inc	51,593
189	*	U.S. Cellular Corp	7,305
2,574	*	UnitedGlobalcom, Inc
		(Class A)	21,853
192	*	Univision
		Communications, Inc
		(Class A)	6,338
59,141		Verizon Communications,
		Inc	2,161,012
20,124		Viacom, Inc (Class B)	789,062
2,932	*	XM Satellite Radio
		Holdings, Inc	82,096

		TOTAL COMMUNICATIONS	9,655,220

DEPOSITORY INSTITUTIONS—20.11%
7,529		AmSouth Bancorp	177,007
1,479		Associated Banc-Corp	66,244
1,639		Astoria Financial Corp	62,331
1,649		Bancorpsouth, Inc	36,080
32,256		Bank Of America Corp	2,612,091
1,222		Bank Of Hawaii Corp	56,615
14,046		Bank Of New York Co, Inc	442,449
24,542		Bank One Corp	1,338,030
3,524		Banknorth Group, Inc	119,957
11,973		BB&T Corp	422,647

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 130

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
312	*	BOK Financial Corp	$ 12,792
389		Capitol Federal Financial	13,965
4,884		Charter One Financial,
		Inc	172,698
110,629		Citigroup, Inc	5,719,519
854		City National Corp	51,155
2,608		Colonial Bancgroup, Inc	48,248
3,757		Comerica, Inc	204,080
100		Commerce Bancorp, Inc	6,588
1,258		Commerce Bancshares,
		Inc	60,060
2,660		Compass Bancshares,
		Inc	110,310
1,058		Cullen/Frost Bankers,
		Inc	45,240
396		Downey Financial Corp	20,948
300		First Bancorp
		(Puerto Rico)	12,480
980		First Midwest Bancorp,
		Inc	33,457
861		First National Bankshares
		of Florida, Inc	15,128
2,610		First Tennessee National
		Corp	124,497
1,638		FirstMerit Corp	42,670
22,653		FleetBoston Financial
		Corp	1,017,120
861		FNB Corp	19,028
2,266		Fulton Financial Corp	50,464
2,716		Golden West Financial
		Corp	304,056
2,606		Greenpoint Financial
		Corp	113,908
3,394		Hibernia Corp (Class A)	79,725
900		Hudson City Bancorp,
		Inc	34,056
863		Hudson United Bancorp	32,837
4,951		Huntington Bancshares,
		Inc	109,863
1,150		IndyMac Bancorp, Inc	41,734
593		International Bancshares
		Corp	31,328
43,671		J.P. Morgan Chase & Co	1,831,998
9,062		KeyCorp	274,488
1,439		M & T Bank Corp	129,294
4,915		Marshall & Ilsley Corp	185,836
5,265		Mellon Financial Corp	164,742
1,582		Mercantile Bankshares
		Corp	67,979
11,917		National City Corp	424,007
4,405		National Commerce
		Financial Corp	126,027

2,705		New York Community
		Bancorp, Inc	$ 92,727
2,521		North Fork Bancorp, Inc	106,689
3,840		Northern Trust Corp	178,906
1,276		Old National Bancorp	28,844
214		Park National Corp	24,246
471		People’s Bank	21,897
6,265		PNC Financial Services
		Group, Inc	347,206
879		Provident Financial
		Group, Inc	35,301
4,830		Regions Financial Corp	176,392
1,924		Sky Financial Group, Inc	49,928
6,563		SouthTrust Corp	217,629
6,556		Sovereign Bancorp, Inc	140,430
6,426		State Street Corp	334,987
5,289		SunTrust Banks, Inc	368,696
502		Synovus Financial Corp	12,274
660		TCF Financial Corp	33,706
1,113		Trustmark Corp	32,388
41,298		U.S. Bancorp	1,141,890
4,092		Union Planters Corp	122,146
1,079		UnionBanCal Corp	56,529
873		United Bankshares, Inc	26,627
1,437		Valley National Bancorp	40,193
27,513		Wachovia Corp	1,293,111
1,624		Washington Federal, Inc	41,445
948		Webster Financial Corp	48,073
34,011		Wells Fargo & Co	1,927,403
455		Westamerica Bancorp	22,959
857		Whitney Holding Corp	35,771
1,322		Wilmington Trust Corp	49,403
1,976		Zions Bancorp	113,027

		TOTAL DEPOSITORY
		INSTITUTIONS	24,186,599

EATING AND DRINKING PLACES—0.75%
387		CBRL Group, Inc	15,341
600		Darden Restaurants, Inc	14,874
27,359		McDonald’s Corp	781,647
308		Outback Steakhouse, Inc	15,000
2,111		Wendy’s International,
		Inc	85,897

		TOTAL EATING AND
		DRINKING PLACES	912,759

ELECTRIC, GAS, AND SANITARY SERVICES—6.51%
1,380		AGL Resources, Inc	40,048
1,802		Allete, Inc	63,232
2,225		Alliant Energy Corp	57,984
2,299	*	Allied Waste Industries,
		Inc	30,600
3,898		Ameren Corp	179,659

131 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
8,545		American Electric Power
		Co, Inc	$ 281,301
1,840		Aqua America, Inc	39,891
8,340	*	Calpine Corp	38,948
5,644		Centerpoint Energy, Inc	64,511
3,774		Cinergy Corp	154,319
6,071	*	Citizens Communications
		Co	78,559
4,852		Consolidated Edison, Inc	213,973
3,574		Constellation Energy
		Group, Inc	142,781
6,965		Dominion Resources, Inc	447,850
2,653		DPL, Inc	49,744
3,624		DTE Energy Co	149,128
19,357		Duke Energy Corp	437,468
1,599		Duquesne Light
		Holdings, Inc	31,181
5,125	*	Dynegy, Inc (Class A)	20,295
6,089		Edison International	147,902
13,441		El Paso Corp	95,566
3,106		Energy East Corp	78,768
4,899		Entergy Corp	291,491
1,264		Equitable Resources, Inc	56,147
7,029		Exelon Corp	484,087
6,531		FirstEnergy Corp	255,231
4,008		FPL Group, Inc	267,935
1,487		Great Plains Energy, Inc	50,246
790		Hawaiian Electric
		Industries, Inc	40,954
3,425		KeySpan Corp	130,904
337		Kinder Morgan, Inc	21,238
2,273		MDU Resources Group,
		Inc	53,393
1,422		National Fuel Gas Co	34,981
1,019		Nicor, Inc	35,899
5,475		NiSource, Inc	116,344
2,655		Northeast Utilities	49,516
1,086		NSTAR	55,082
1,873		OGE Energy Corp	49,522
1,963		Oneok, Inc	44,266
773		Peoples Energy Corp	34,514
3,413		Pepco Holdings, Inc	69,762
8,809	*	PG&E Corp	255,197
785		Piedmont Natural Gas
		Co, Inc	33,143
1,846		Pinnacle West Capital
		Corp	72,640
3,755		PPL Corp	171,228
4,585		Progress Energy, Inc	215,862
4,900		Public Service Enterprise
		Group, Inc	230,202

2,045		Puget Energy, Inc	$ 45,747
1,737		Questar Corp	63,296
5,803	*	Reliant Resources, Inc	47,643
3,326		Republic Services, Inc	90,035
2,361		SCANA Corp	83,461
4,298		Sempra Energy	136,676
15,521		Southern Co	473,391
3,882		TECO Energy, Inc	56,794
284		Texas Genco Holdings,
		Inc	10,153
6,993		TXU Corp	200,419
888		UGI Corp	29,233
1,475		Vectren Corp	36,388
5,705		Waste Management, Inc	172,177
334		Western Gas Resources,
		Inc	16,984
1,112		WGL Holdings, Inc	33,471
10,827		Williams Cos, Inc	103,614
2,462		Wisconsin Energy Corp	79,153
803		WPS Resources Corp	38,383
8,614		Xcel Energy, Inc	153,415

		TOTAL ELECTRIC, GAS,
		AND SANITARY
		SERVICES	7,833,925

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—1.97%
8,300	*	ADC Telecommunications,
		Inc	24,070
950	*	Advanced Fibre
		Communications, Inc	20,929
4,873	*	Advanced Micro Devices,
		Inc	79,089
3,578		American Power
		Conversion Corp	82,330
654		Ametek, Inc	16,769
3,134	*	Applied Micro Circuits
		Corp	18,021
5,035	*	Atmel Corp	32,728
984		AVX Corp	16,226
4,451	*	CIENA Corp	22,121
1,604	*	Comverse Technology,
		Inc	29,097
979	*	Cypress Semiconductor
		Corp	20,040
7,560		Emerson Electric Co	452,995
1,195	*	Energizer Holdings, Inc	55,795
1,028	*	Fairchild Semiconductor
		International, Inc	24,703
3,483	*	Gemstar-TV Guide
		International, Inc	23,371
955		Harris Corp	46,232
1,028		Hubbell, Inc (Class B)	41,254

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 132

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,161	*	Integrated Device
		Technology, Inc	$ 17,415
715	*	International Rectifier
		Corp	32,883
1,600		Intersil Corp (Class A)	35,664
319	*	Jabil Circuit, Inc	9,388
778		L-3 Communications
		Holdings, Inc	46,275
4,867	*	LSI Logic Corp	45,458
6,381	*	Micron Technology, Inc	106,627
272		Molex, Inc	8,266
29,449		Motorola, Inc	518,302
516	*	National Semiconductor
		Corp	22,926
521	*	Novellus Systems, Inc	16,563
1,111	*	Polycom, Inc	23,587
1,832		Rockwell Collins, Inc	57,910
6,055	*	Sanmina-SCI Corp	66,666
2,910		Scientific-Atlanta, Inc	94,109
19,814	*	Sirius Satellite Radio,
		Inc	67,368
5,287	*	Tellabs, Inc	45,627
3,470	*	Vishay Intertechnology,
		Inc	74,050
1,057		Whirlpool Corp	72,796

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	2,367,650

ENGINEERING AND MANAGEMENT SERVICES—0.33%
2,139	*	BearingPoint, Inc	22,930
1,625		Fluor Corp	62,871
756		Halliburton Co	22,975
128	*	Jacobs Engineering
		Group, Inc	5,709
5,661		Monsanto Co	207,589
6,177		Servicemaster Co	74,186

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	396,260

FABRICATED METAL PRODUCTS—0.68%
159	*	Alliant Techsystems, Inc	8,650
162		Ball Corp	10,980
1,168		Crane Co	38,544
136		Danaher Corp	12,698
3,102		Fortune Brands, Inc	237,706
865		Harsco Corp	39,358
1,964		Illinois Tool Works, Inc	155,608
6,991		Masco Corp	212,806
1,286		Snap-On, Inc	41,589

1,328		Stanley Works	$ 56,679

		TOTAL FABRICATED
		METAL PRODUCTS	814,618

FOOD AND KINDRED PRODUCTS—2.28%
11,147		Archer Daniels Midland
		Co	188,050
2,625		Campbell Soup Co	71,584
6,758		Coca-Cola Co	339,927
3,546		Coca-Cola Enterprises,
		Inc	85,707
11,586		Conagra Foods, Inc	312,127
1,438	*	Constellation Brands,
		Inc (Class A)	46,160
580		Coors (Adolph) Co
		(Class B)	40,281
3,309	*	Dean Foods Co	110,521
1,828	*	Del Monte Foods Co	20,565
3,840		General Mills, Inc	179,251
4,410		H.J. Heinz Co	164,449
831		Hershey Foods Corp	68,848
1,582		Hormel Foods Corp	46,400
1,026		J.M. Smucker Co	54,152
2,628		Kellogg Co	103,123
5,919		Kraft Foods, Inc (Class A)	189,467
508		Lancaster Colony Corp	20,523
1,103		McCormick & Co, Inc
		(Non-Vote)	36,973
515		Pepsi Bottling Group, Inc	15,321
1,093		PepsiAmericas Inc	22,319
4,242		PepsiCo, Inc	228,432
9,941		Sara Lee Corp	217,310
1,743	*	Smithfield Foods, Inc	47,270
392		Tootsie Roll Industries,
		Inc	14,332
4,481		Tyson Foods, Inc
		(Class A)	80,882
609		Wrigley (Wm.) Jr Co	36,004

		TOTAL FOOD AND
		KINDRED PRODUCTS	2,739,978

FOOD STORES—0.53%
7,316		Albertson’s, Inc	162,049
16,232	*	Kroger Co	270,100
9,508	*	Safeway, Inc	195,675
1,554	*	Winn-Dixie Stores, Inc	11,810

		TOTAL FOOD STORES	639,634

FORESTRY—0.26%
4,773		Weyerhaeuser Co	312,632

		TOTAL FORESTRY	312,632

133 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND FIXTURES—0.50%
711		Ethan Allen Interiors, Inc	$ 29,336
1,062		Furniture Brands
		International, Inc	34,196
729		Hillenbrand Industries,
		Inc	49,492
629		HON Industries, Inc	23,374
4,116		Johnson Controls, Inc	243,461
993		La-Z-Boy, Inc	21,608
1,365		Lear Corp	84,575
2,556		Leggett & Platt, Inc	60,603
2,020		Newell Rubbermaid, Inc	46,864
800		Steelcase, Inc (Class A)	10,400

		TOTAL FURNITURE AND
		FIXTURES	603,909

FURNITURE AND HOMEFURNISHINGS STORES—0.04%
4,057		Circuit City Stores, Inc
		(Circuit City Group)	45,844
365		Pier 1 Imports, Inc	8,651

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	54,495

GENERAL BUILDING CONTRACTORS—0.54%
1,700		Centex Corp	91,902
3,497		D.R. Horton, Inc	123,899
382	*	Hovnanian Enterprises,
		Inc (Class A)	16,483
844		KB Home	68,195
1,974		Lennar Corp (Class A)	106,655
260		Lennar Corp (Class B)	13,237
353		MDC Holdings, Inc	24,858
2,110		Pulte Homes, Inc	117,316
566		Ryland Group, Inc	50,278
1,017	*	Toll Brothers, Inc	46,202

		TOTAL GENERAL
		BUILDING
		CONTRACTORS	659,025

GENERAL MERCHANDISE STORES—1.01%
1,177	*	Big Lots, Inc	17,067
6,033	*	Costco Wholesale Corp	226,599
4,083		Federated Department
		Stores, Inc	220,686
5,845		J.C. Penney Co, Inc	203,289
6,264		May Department Stores
		Co	216,609
767		Neiman Marcus Group,
		Inc (Class A)	41,372
2,749		Saks, Inc	48,382
5,563		Sears Roebuck & Co	238,986

		TOTAL GENERAL
		MERCHANDISE STORES	1,212,990

HEALTH SERVICES—0.25%
488	*	Community Health
		Systems, Inc	$ 13,581
2,207		HCA, Inc	89,648
217	*	Laboratory Corp Of
		America Holdings	8,517
1,584		Manor Care, Inc	55,899
373	*	Renal Care Group, Inc	17,068
8,032	*	Tenet Healthcare Corp	89,637
873	*	Triad Hospitals, Inc	26,906
77		Universal Health
		Services, Inc (Class B)	3,547

		TOTAL HEALTH SERVICES	304,803

HOLDING AND OTHER INVESTMENT OFFICES—5.22%
2,704		Allied Capital Corp	81,904
1,602		AMB Property Corp	59,546
2,348		Annaly Mortgage
		Management, Inc	45,903
1,945		Apartment Investment &
		Management Co
		(Class A)	60,470
3,987		Archstone-Smith Trust	117,656
1,255		Arden Realty, Inc	40,574
1,345		AvalonBay Communities,
		Inc	72,065
1,490		Boston Properties, Inc	80,922
1,060		BRE Properties, Inc
		(Class A)	36,379
727		Camden Property Trust	32,679
1,167		CarrAmerica Realty Corp	39,561
391		CBL & Associates
		Properties, Inc	23,984
536		Centerpoint Properties
		Trust	44,220
569		Chelsea Property Group,
		Inc	35,813
469		Cousins Properties, Inc	15,379
1,755		Crescent Real Estate
		Equities Co	31,537
10		Cross Timbers Royalty
		Trust	284
1,604		Developers Diversified
		Realty Corp	64,802
2,833		Duke Realty Corp	98,362
8,688		Equity Office Properties
		Trust	250,996
5,868		Equity Residential	175,160
1,013		Federal Realty
		Investment Trust	46,801
200		Friedman Billings
		Ramsey Group, Inc	5,398

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 134

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
4,607		General Growth
		Properties, Inc	$ 161,936
2,668		Health Care Property
		Investors, Inc	75,504
891		Healthcare Realty Trust,
		Inc	38,046
1,289		Hospitality Properties
		Trust	59,810
5,765	*	Host Marriott Corp	73,677
3,777		HRPT Properties Trust	42,680
1,108		Independence
		Community Bank Corp	45,151
30,568		iShares Russell 1000
		Value Index Fund	1,831,329
2,145		iStar Financial, Inc	90,734
2,113		Kimco Realty Corp	107,721
1,758		Liberty Property Trust	79,110
1,176		Macerich Co	63,386
1,172		Mack-Cali Realty Corp	52,635
542		Mills Corp	28,883
2,066		New Plan Excel Realty
		Trust	56,505
845		Pan Pacific Retail
		Properties, Inc	44,025
4,002		Plum Creek Timber Co,
		Inc	129,985
2,061		Popular, Inc	88,829
3,536		Prologis	126,836
2,154		Public Storage, Inc	104,814
760		Realty Income Corp	33,934
486		Regency Centers Corp	22,711
1,836		Rouse Co	98,410
882		Shurgard Storage
		Centers, Inc (Class A)	35,192
3,043		Simon Property Group,
		Inc	177,833
1,617		Thornburg Mortgage, Inc	50,289
1,816		Trizec Properties, Inc	31,144
2,589		United Dominion Realty
		Trust, Inc	50,796
1,792		Vornado Realty Trust	108,380
20,003		Washington Mutual, Inc	854,328
1,432		Weingarten Realty
		Investors	49,547

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	6,274,555

HOTELS AND OTHER LODGING PLACES—0.28%
3,607		Hilton Hotels Corp	58,614

494		Mandalay Resort Group	$ 28,286
1,891		Marriott International,
		Inc (Class A)	80,462
871	*	MGM Mirage	39,491
3,047		Starwood Hotels &
		Resorts Worldwide, Inc	123,404
300	*	Wynn Resorts Ltd	10,500

		TOTAL HOTELS AND
		OTHER LODGING
		PLACES	340,757

INDUSTRIAL MACHINERY AND EQUIPMENT—4.73%
1,958		3M Co	160,301
1,525	*	AGCO Corp	31,583
7,899	*	Apple Computer, Inc	213,668
200	*	Avocent Corp	7,358
1,640		Baker Hughes, Inc	59,827
7,405		Caterpillar, Inc	585,513
77	*	Cooper Cameron Corp	3,392
744		Cummins, Inc	43,487
5,151		Deere & Co	357,016
1,543		Diebold, Inc	74,249
190		Donaldson Co, Inc	5,041
3,550		Dover Corp	137,634
3,268		Eaton Corp	183,629
438	*	Emulex Corp	9,325
100	*	Grant Prideco, Inc	1,550
65,561		Hewlett-Packard Co	1,497,413
17,484		International Business
		Machines Corp	1,605,731
104		ITT Industries, Inc	7,938
2,312	*	Maxtor Corp	18,843
641	*	National-Oilwell, Inc	18,127
401		Pall Corp	9,099
2,597		Parker Hannifin Corp	146,731
914		Pentair, Inc	53,926
1,624		Pitney Bowes, Inc	69,199
321	*	Smith International, Inc	17,177
9,178	*	Solectron Corp	50,754
1,397		SPX Corp	63,536
1,409	*	Storage Technology Corp	39,212
547		Symbol Technologies, Inc	7,549
551		Timken Co	12,800
13,356	*	Xerox Corp	194,597

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	5,686,205

INSTRUMENTS AND RELATED PRODUCTS—0.99%
9,607	*	Agilent Technologies, Inc	303,869
591		Applera Corp (Applied
		Biosystems Group)	11,690

135 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
101		Bard (C.R.), Inc	$ 9,862
1,023		Bausch & Lomb, Inc	61,349
1,076		Becton Dickinson & Co	52,164
6,227		Eastman Kodak Co	162,961
1,411		PerkinElmer, Inc	29,194
8,834		Raytheon Co	276,858
3,577		Rockwell Automation,
		Inc	124,015
72	*	Steris Corp	1,858
1,349		Tektronix, Inc	44,126
748		Teleflex, Inc	36,824
2,682	*	Thermo Electron Corp	75,847

		TOTAL INSTRUMENTS
		AND RELATED
		PRODUCTS	1,190,617

INSURANCE AGENTS, BROKERS AND SERVICE—0.22%
5,537		AON Corp	154,538
3,306	*	Medco Health Solutions,
		Inc	112,404

		TOTAL INSURANCE
		AGENTS, BROKERS AND
		SERVICE	266,942

INSURANCE CARRIERS—6.72%
1,929		Aetna, Inc	173,070
4,084		Aflac, Inc	163,932
68	*	Alleghany Corp	16,900
15,190		Allstate Corp	690,537
1,632		Ambac Financial Group,
		Inc	120,409
656		American Financial
		Group, Inc	19,568
24,215		American International
		Group, Inc	1,727,740
202		American National
		Insurance Co	18,077
1,861	*	Anthem, Inc	168,681
1,259		Berkley (W.R.) Corp	50,209
4,046		Chubb Corp	281,359
3,007		Cigna Corp	177,473
2,938		Cincinnati Financial
		Corp	127,656
429	*	CNA Financial Corp	11,823
448		Erie Indemnity Co
		(Class A)	21,620
2,868		Fidelity National
		Financial, Inc	113,549
1,466		First American Corp	44,596
6,053		Hartford Financial
		Services Group, Inc	385,576

718		HCC Insurance Holdings,
		Inc	$ 23,213
605	*	Health Net, Inc	15,083
3,504	*	Humana, Inc	66,646
3,042		Jefferson-Pilot Corp	167,340
6,274		John Hancock Financial
		Services, Inc	274,111
951		Leucadia National Corp	50,669
3,801		Lincoln National Corp	179,863
2,821		Loews Corp	166,608
100	*	Markel Corp	28,790
3,076		MBIA, Inc	192,865
497		Mercury General Corp	24,815
7,322		MetLife, Inc	261,249
1,547		MGIC Investment Corp	99,364
1,019	*	MONY Group, Inc	32,037
1,144		Nationwide Financial
		Services, Inc (Class A)	41,241
300		Odyssey Re Holdings
		Corp	8,100
3,891		Old Republic
		International Corp	95,563
1,704	*	Pacificare Health
		Systems, Inc	67,393
1,862		PMI Group, Inc	69,564
6,299		Principal Financial
		Group	224,433
1,279		Protective Life Corp	47,899
11,859		Prudential Financial, Inc	531,046
1,884		Radian Group, Inc	80,258
471		Reinsurance Group Of
		America, Inc	19,297
2,717		Safeco Corp	117,293
4,511		St. Paul Travelers Cos,
		Inc	180,485
644		Stancorp Financial
		Group, Inc	42,021
2,559		Torchmark Corp	137,649
471		Transatlantic Holdings,
		Inc	41,076
18,194		Travelers Property
		Casualty Corp
		(Class B)	314,210
965		Unitrin, Inc	41,399
6,251		UnumProvident Corp	91,452
359	*	WellChoice, Inc	13,247
165	*	Wellpoint Health
		Networks, Inc	18,764

		TOTAL INSURANCE
		CARRIERS	8,077,818

LUMBER AND WOOD PRODUCTS—0.19%
5,354		Georgia-Pacific Corp	180,376

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 136

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

LUMBER AND WOOD PRODUCTS—(Continued)
1,130		Rayonier, Inc	$ 49,392

		TOTAL LUMBER AND
		WOOD PRODUCTS	229,768

METAL MINING—0.20%
3,195		Newmont Mining Corp	148,983
961	*	Phelps Dodge Corp	78,475
200		Southern Peru Copper
		Corp	8,090

		TOTAL METAL MINING	235,548

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.07%
611		Blyth, Inc	19,961
2,895		Hasbro, Inc	62,966

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	82,927

MISCELLANEOUS RETAIL—0.51%
693	*	Barnes & Noble, Inc	22,592
1,373		Borders Group, Inc	32,595
8,527		CVS Corp	301,003
224		Michaels Stores, Inc	10,891
83		MSC Industrial Direct Co
		(Class A)	2,486
6,442	*	Office Depot, Inc	121,238
851		Omnicare, Inc	37,725
2,013	*	Rite Aid Corp	10,951
4,367	*	Toys ‘R’ Us, Inc	73,366

		TOTAL MISCELLANEOUS
		RETAIL	612,847

MOTION PICTURES—2.37%
476		Blockbuster, Inc
		(Class A)	8,330
37,929	*	Liberty Media Corp
		(Class A)	415,323
1,521	*	Metro-Goldwyn-Mayer,
		Inc	26,465
500		Regal Entertainment
		Group (Class A)	10,990
92,947	*	Time Warner, Inc	1,567,086
32,781		Walt Disney Co	819,197

		TOTAL MOTION PICTURES	2,847,391

NONDEPOSITORY INSTITUTIONS—1.60%
1,327		American Capital
		Strategies Ltd	44,109
6,370		American Express Co	330,285
1,848	*	AmeriCredit Corp	31,471
1,537		Capital One Financial
		Corp	115,936
4,282		CIT Group, Inc	162,930

3,567		Countrywide Financial
		Corp	$ 342,075
11,584		Freddie Mac	684,151
5,909		MBNA Corp	163,266
3,397	*	Providian Financial Corp	44,501
76		Student Loan Corp	11,781

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,930,505

NONMETALLIC MINERALS, EXCEPT FUELS—0.08%
1,968		Vulcan Materials Co	93,362

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	93,362

OIL AND GAS EXTRACTION—1.97%
3,007		Anadarko Petroleum
		Corp	155,943
7,010		Apache Corp	302,622
4,334		Burlington Resources,
		Inc	275,772
600		Chesapeake Energy Corp	8,040
4,991		Devon Energy Corp	290,227
495		Diamond Offshore
		Drilling, Inc	11,974
1,970		ENSCO International, Inc	55,495
1,143		Helmerich & Payne, Inc	32,747
2,175		Kerr-McGee Corp	112,013
660	*	Key Energy Services, Inc	7,260
6,662		Marathon Oil Corp	224,310
523	*	Newfield Exploration Co	25,067
742		Noble Energy, Inc	34,948
8,152		Occidental Petroleum
		Corp	375,400
2,138		Pioneer Natural
		Resources Co	69,057
1,252		Pogo Producing Co	57,429
1,132	*	Pride International, Inc	19,312
738	*	Rowan Cos, Inc	15,564
584		Tidewater, Inc	16,428
5,500		Unocal Corp	205,040
515	*	Varco International, Inc	9,275
454	*	Westport Resources Corp	14,977
1,977		XTO Energy, Inc	49,899

		TOTAL OIL AND GAS
		EXTRACTION	2,368,799

PAPER AND ALLIED PRODUCTS—1.20%
1,946		Bemis Co	50,596
1,423		Boise Cascade Corp	49,307
1,059		Bowater, Inc	46,204
10,306		International Paper Co	435,532
7,584		Kimberly-Clark Corp	478,550

137 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

PAPER AND ALLIED PRODUCTS—(Continued)
4,326		MeadWestvaco Corp	$ 122,383
1,295		Packaging Corp Of
		America	29,215
1,540	*	Pactiv Corp	34,265
5,263	*	Smurfit-Stone Container
		Corp	92,576
1,912		Sonoco Products Co	46,423
965		Temple-Inland, Inc	61,123

		TOTAL PAPER AND
		ALLIED PRODUCTS	1,446,174

PERSONAL SERVICES—0.06%
400		Regis Corp	17,776
6,579	*	Service Corp
		International	49,145

		TOTAL PERSONAL
		SERVICES	66,921

PETROLEUM AND COAL PRODUCTS—8.01%
1,533		Amerada Hess Corp	100,074
1,469		Ashland, Inc	68,294
22,966		ChevronTexaco Corp	2,015,955
14,621		ConocoPhillips	1,020,692
143,505		Exxon Mobil Corp	5,968,373
1,157		Lubrizol Corp	36,434
3,058		Lyondell Chemical Co	45,381
1,618		Murphy Oil Corp	101,885
626	*	Premcor, Inc	19,387
1,625		Sunoco, Inc	101,368
2,525		Valero Energy Corp	151,399

		TOTAL PETROLEUM AND
		COAL PRODUCTS	9,629,242

PRIMARY METAL INDUSTRIES—0.80%
18,219		Alcoa, Inc	632,017
2,536		Engelhard Corp	75,801
1,658		Nucor Corp	101,934
1,385		Precision Castparts Corp	60,982
2,131		United States Steel Corp	79,422
700		Worthington Industries,
		Inc	13,419

		TOTAL PRIMARY METAL
		INDUSTRIES	963,575

PRINTING AND PUBLISHING—1.01%
1,526		Belo Corp (Class A)	42,362
5,795		Gannett Co, Inc	510,771
146		Harte-Hanks, Inc	3,419
1,514		Knight Ridder, Inc	110,901
927		Lee Enterprises, Inc	41,882
331		McClatchy Co (Class A)	23,514
568		McGraw-Hill Cos, Inc	43,248
300		Media General, Inc

		(Class A)	$ 20,184
250		Meredith Corp	12,640
1,035		New York Times Co
		(Class A)	45,747
2,066		R.R. Donnelley & Sons
		Co	62,497
1,482		Reader’s Digest
		Association, Inc
		(Class A)	20,867
501	*	Scholastic Corp	13,652
3,670		Tribune Co	185,115
761	*	Valassis
		Communications, Inc	23,134
68		Washington Post Co
		(Class B)	60,140

		TOTAL PRINTING AND
		PUBLISHING	1,220,073

RAILROAD TRANSPORTATION—0.75%
8,030		Burlington Northern
		Santa Fe Corp	252,945
4,574		CSX Corp	138,546
8,448		Norfolk Southern Corp	186,616
5,525		Union Pacific Corp	330,506

		TOTAL RAILROAD
		TRANSPORTATION	908,613

REAL ESTATE—0.09%
2,270		Catellus Development
		Corp	59,043
643		Forest City Enterprises,
		Inc (Class A)	34,626
300		LNR Property Corp	16,059

		TOTAL REAL ESTATE	109,728

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.05%
735		Aptargroup, Inc	28,224
869		Reebok International Ltd	35,933

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	64,157

SECURITY AND COMMODITY BROKERS—3.47%
1,144		A.G. Edwards, Inc	44,753
2,142		Bear Stearns Cos, Inc	187,811
3,694	*	E*Trade Financial Corp	49,315
3,554		Franklin Resources, Inc	197,887
6,092		Goldman Sachs Group,
		Inc	635,700
2,309	*	Instinet Group, Inc	16,278
5,050		Janus Capital Group, Inc	82,719
814		Jefferies Group, Inc	28,759

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 138

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

SECURITY AND COMMODITY BROKERS—(Continued)
694	*	LaBranche & Co, Inc	$ 7,780
181		Legg Mason, Inc	16,793
5,250		Lehman Brothers
		Holdings, Inc	435,068
19,937		Merrill Lynch & Co, Inc	1,187,448
20,837		Morgan Stanley	1,193,960
358	*	Piper Jaffray Cos	19,386
1,246		Raymond James
		Financial, Inc	30,963
660		T Rowe Price Group, Inc	35,528

		TOTAL SECURITY AND
		COMMODITY BROKERS	4,170,148

STONE, CLAY, AND GLASS PRODUCTS—0.21%
13,963	*	Corning, Inc	156,106
33		Eagle Materials, Inc	1,942
111		Eagle Materials, Inc
		(Class B)	6,482
530		Florida Rock Industries,
		Inc	22,340
696		Lafarge North America,
		Inc	28,292
2,301	*	Owens-Illinois, Inc	32,260

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	247,422

TEXTILE MILL PRODUCTS—0.05%
731	*	Mohawk Industries, Inc	60,198

		TOTAL TEXTILE MILL
		PRODUCTS	60,198

TOBACCO PRODUCTS—1.73%
33,304		Altria Group, Inc	1,813,403
743		Loews Corp (Carolina
		Group)	20,321
1,868		R.J. Reynolds Tobacco
		Holdings, Inc	113,014
3,609		UST, Inc	130,285

		TOTAL TOBACCO
		PRODUCTS	2,077,023

TRANSPORTATION BY AIR—0.33%
2,012	*	Delta Air Lines, Inc	15,935
4,017		FedEx Corp	301,918
5,521		Southwest Airlines Co	78,453

		TOTAL TRANSPORTATION
		BY AIR	396,306

TRANSPORTATION EQUIPMENT—3.38%
616	*	American Axle &
		Manufacturing
		Holdings, Inc	22,700

1,172		ArvinMeritor, Inc	$ 23,241
977		Autoliv, Inc	40,057
1,602		Boeing Co	65,794
1,775		Brunswick Corp	72,473
3,069		Dana Corp	60,950
9,429		Delphi Corp	93,913
37,808		Ford Motor Co	513,055
3,785		General Dynamics Corp	338,114
10,001		General Motors Corp	471,047
3,633		Genuine Parts Co	118,872
2,586		Goodrich Corp	72,589
17,842		Honeywell International,
		Inc	603,952
5,928		Lockheed Martin Corp	270,554
422	*	Navistar International
		Corp	19,349
3,728		Northrop Grumman Corp	366,910
3,564		Paccar, Inc	200,439
2,535		Textron, Inc	134,735
6,620		United Technologies
		Corp	571,306

		TOTAL TRANSPORTATION
		EQUIPMENT	4,060,050

TRANSPORTATION SERVICES—0.06%
2,771		Sabre Holdings Corp	68,749

		TOTAL TRANSPORTATION
		SERVICES	68,749

TRUCKING AND WAREHOUSING—0.06%
1,115		CNF, Inc	37,464
576	*	Hunt (J.B.) Transport
		Services, Inc	16,226
297	*	Swift Transportation Co,
		Inc	5,099
500		Werner Enterprises, Inc	9,475

		TOTAL TRUCKING AND
		WAREHOUSING	68,264

WHOLESALE TRADE-DURABLE GOODS—0.41%
1,802	*	Apogent Technologies,
		Inc	55,285
1,718	*	Arrow Electronics, Inc	43,740
2,522	*	Avnet, Inc	61,764
597		BorgWarner, Inc	50,644
671		Carlisle Cos, Inc	38,012
3,119		IKON Office Solutions,
		Inc	39,923
2,283	*	Ingram Micro, Inc
		(Class A)	41,322
1,010		Martin Marietta
		Materials, Inc	46,622
1,097	*	Tech Data Corp	44,911

139 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS—(Continued)
1,614		W.W. Grainger, Inc	$ 77,472

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	499,695

WHOLESALE TRADE-NONDURABLE GOODS—0.28%
1,120		Airgas, Inc	23,856
1,079		AmerisourceBergen Corp	59,000
1,206		Brown-Forman Corp
		(Class B)	57,478
276	*	Henry Schein, Inc	19,712
2,588		McKesson Corp	77,873
275	*	Performance Food Group
		Co	9,446
2,785		Supervalu, Inc	85,042

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	332,407

		TOTAL COMMON STOCK
		(Cost $93,320,329)	$119,719,800

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—1.11%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.11%
$1,340,000	Federal Farm Credit
	Banks (FFCB)
	0.970%, 04/01/04
	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	$ 1,339,964

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $1,339,964)	1,339,964

	TOTAL PORTFOLIO—100.65%
	(Cost $94,660,293)	121,059,764
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.65%)	(782,932)

	NET ASSETS—100.00%	$120,276,832

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 140

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement And Recreation Services	$ 76,846	0.06%
Apparel and Accessory Stores	602,912	0.45
Apparel and Other Textile Products	166,301	0.12
Auto Repair, Services and Parking	34,857	0.03
Automotive Dealers and Service Stations	152,537	0.11
Building Materials and Garden Supplies	1,674,544	1.25
Business Services	8,331,288	6.20
Chemicals and Allied Products	14,966,297	11.14
Communications	7,104,911	5.29
Depository Institutions	13,856,877	10.31
Eating and Drinking Places	704,229	0.52
Educational Services	189,442	0.14
Electric, Gas, and Sanitary Services	4,185,054	3.12
Electronic and Other Electric Equipment	10,670,193	7.94
Engineering and Management Services	758,238	0.56
Fabricated Metal Products	956,918	0.71
Food and Kindred Products	5,169,793	3.85
Food Stores	580,538	0.43
Forestry	183,400	0.14
Furniture and Fixtures	289,497	0.22
Furniture and Homefurnishings Stores	461,994	0.34
General Building Contractors	218,376	0.16
General Merchandise Stores	4,920,223	3.66
Health Services	666,575	0.50
Holding and Other Investment Offices	1,415,325	1.05
Hotels and Other Lodging Places	303,445	0.23
Industrial Machinery and Equipment	10,852,114	8.08
Instruments and Related Products	3,660,995	2.73
Insurance Agents, Brokers and Service	541,122	0.40
Insurance Carriers	7,371,644	5.49
Lumber and Wood Products	111,177	0.08
Metal Mining	452,182	0.34
Miscellaneous Manufacturing Industries	153,289	0.11
Miscellaneous Retail	1,510,444	1.12
Motion Pictures	1,624,248	1.21
Nondepository Institutions	3,460,520	2.57
Nonmetallic Minerals, Except Fuels	56,928	0.04
Oil and Gas Extraction	2,126,973	1.58

Paper and Allied Products	$ 903,760	0.67%
Personal Services	213,047	0.16
Petroleum and Coal Products	5,431,234	4.04
Primary Metal Industries	599,356	0.45
Printing and Publishing	1,032,029	0.77
Railroad Transportation	540,718	0.40
Rubber and Miscellaneous Plastics Products	371,788	0.28
Security and Commodity Brokers	3,123,484	2.33
Stone, Clay, and Glass Products	193,238	0.14
Tobacco Products	1,548,400	1.15
Transportation by Air	439,588	0.33
Transportation Equipment	3,463,768	2.58
Transportation Services	42,177	0.03
Trucking and Warehousing	998,712	0.74
Water Transportation	359,280	0.27
Wholesale Trade-Durable Goods	1,964,944	1.46
Wholesale Trade-Nondurable Goods	1,012,208	0.75

TOTAL COMMON STOCK (Cost $113,738,681)	132,799,977	98.83

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	1,039,972	0.78

TOTAL SHORT TERM INVESTMENTS (Cost $1,039,972)	1,039,972	0.78

TOTAL PORTFOLIO (Cost $114,778,653)	133,839,949	99.61
OTHER ASSETS & LIABILITIES, NET	524,473	0.39

NET ASSETS	$134,364,422	100.00%

____________________________

SHARES		VALUE

COMMON STOCK—98.83%
AMUSEMENT AND RECREATION SERVICES—0.06%
1,400	Harrah’s Entertainment,
	Inc	$ 76,846

	TOTAL AMUSEMENT AND
	RECREATION SERVICES	76,846

APPAREL AND ACCESSORY STORES—0.45%
11,400	Gap, Inc	249,888
6,600	Limited Brands, Inc	132,000
1,600	Nordstrom, Inc	63,840
6,400	TJX Cos, Inc	157,184

	TOTAL APPAREL AND
	ACCESSORY STORES	602,912

141 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.12%
1,500		Jones Apparel Group, Inc	$ 54,225
1,400		Liz Claiborne, Inc	51,366
1,300		VF Corp	60,710

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	166,301

AUTO REPAIR, SERVICES AND PARKING—0.03%
900		Ryder System, Inc	34,857

		TOTAL AUTO REPAIR,
		SERVICES AND
		PARKING	34,857

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.11%
3,400	*	Autonation, Inc	57,970
1,100	*	Autozone, Inc	94,567

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	152,537

BUILDING MATERIALS AND GARDEN SUPPLIES—1.25%
28,900		Home Depot, Inc	1,079,704
1,300		Louisiana-Pacific Corp	33,540
10,000		Lowe’s Cos	561,300

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	1,674,544

BUSINESS SERVICES—6.20%
3,000		Adobe Systems, Inc	118,290
1,500		Autodesk, Inc	47,430
7,500		Automatic Data
		Processing, Inc	315,000
2,900	*	BMC Software, Inc	56,695
12,800		Cendant Corp	312,192
1,866	*	Citrix Systems, Inc	40,343
7,400		Computer Associates
		International, Inc	198,764
2,400	*	Computer Sciences Corp	96,792
4,500	*	Compuware Corp	33,525
2,000	*	Convergys Corp	30,400
600		Deluxe Corp	24,060
3,800	*	Electronic Arts, Inc	205,048
6,200		Electronic Data
		Systems Corp	119,970
1,700		Equifax, Inc	43,894
11,307		First Data Corp	476,703
2,500	*	Fiserv, Inc	89,425
2,857		IMS Health, Inc	66,454

4,900	*	Interpublic Group Of
		Cos, Inc	$ 75,362
2,500	*	Intuit, Inc	112,200
1,100	*	Mercury Interactive Corp	49,280
136,991	d	Microsoft Corp	3,420,665
1,300	*	Monster Worldwide, Inc	34,060
1,200	*	NCR Corp	52,872
4,400	*	Novell, Inc	50,072
2,400		Omnicom Group, Inc	192,600
66,310	*	Oracle Corp	796,383
2,600	*	Parametric Technology
		Corp	11,752
4,400	*	Peoplesoft, Inc	81,356
2,000	*	Robert Half International,
		Inc	47,240
5,853	*	Siebel Systems, Inc	67,368
41,700	*	Sun Microsystems, Inc	173,472
3,700	*	SunGard Data Systems,
		Inc	101,380
3,911	*	Symantec Corp	181,079
3,900	*	Unisys Corp	55,692
5,400	*	Veritas Software Corp	145,314
8,400	*	Yahoo!, Inc	408,156

		TOTAL BUSINESS
		SERVICES	8,331,288

CHEMICALS AND ALLIED PRODUCTS—11.14%
19,800		Abbott Laboratories	813,780
2,900		Air Products &
		Chemicals, Inc	145,348
1,100		Alberto-Culver Co	48,257
1,700		Allergan, Inc	143,072
16,400	*	Amgen, Inc	953,988
1,400		Avery Dennison Corp	87,094
3,000		Avon Products, Inc	227,610
4,165	*	Biogen Idec, Inc	231,574
24,600		Bristol-Myers Squibb Co	596,058
2,438	*	Chiron Corp	107,296
2,700		Clorox Co	132,057
6,800		Colgate-Palmolive Co	374,680
11,800		Dow Chemical Co	475,304
12,700		Du Pont (E.I.) de
		Nemours & Co	536,194
900		Eastman Chemical Co	38,412
3,300		Ecolab, Inc	94,149
4,700	*	Forest Laboratories, Inc	336,614
2,800	*	Genzyme Corp	131,712
12,800		Gillette Co	500,480
500		Great Lakes Chemical
		Corp	11,925
1,100		International Flavors &
		Fragrances, Inc	39,050

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 142

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
2,900	*	King Pharmaceuticals,
		Inc	$ 48,836
14,300		Lilly (Eli) & Co	956,670
3,100	*	MedImmune, Inc	71,548
28,200		Merck & Co, Inc	1,246,158
96,720	d	Pfizer, Inc	3,390,036
2,200		PPG Industries, Inc	128,260
4,100		Praxair, Inc	152,192
16,400		Procter & Gamble Co	1,720,032
2,800		Rohm & Haas Co	111,552
18,700		Schering-Plough Corp	303,314
1,900		Sherwin-Williams Co	73,017
900		Sigma-Aldrich Corp	49,806
1,300	*	Watson Pharmaceuticals,
		Inc	55,627
16,900		Wyeth	634,595

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	14,966,297

COMMUNICATIONS—5.29%
4,000		Alltel Corp	199,560
10,100		AT&T Corp	197,657
34,600	*	AT&T Wireless Services,
		Inc	470,906
5,500	*	Avaya, Inc	87,340
23,200		BellSouth Corp	642,408
1,700		CenturyTel, Inc	46,733
7,800		Clear Channel
		Communications, Inc	330,330
22,316	*	Comcast Corp (Class A)	641,362
6,450	*	Comcast Corp (Special
		Class A)	179,826
54,000	*	Lucent Technologies, Inc	221,940
14,000	*	Nextel Communications,
		Inc (Class A)	346,220
21,100	*	Qwest Communications
		International, Inc	90,941
42,000		SBC Communications,
		Inc	1,030,680
11,500		Sprint Corp (FON Group)	211,945
13,300	*	Sprint Corp (PCS Group)	122,360
4,100	*	Univision
		Communications, Inc
		(Class A)	135,341
35,000		Verizon Communications,
		Inc	1,278,900
22,200		Viacom, Inc (Class B)	870,462

		TOTAL COMMUNICATIONS	7,104,911

DEPOSITORY INSTITUTIONS—10.31%
4,600		AmSouth Bancorp	108,146
18,400		Bank Of America Corp	1,490,032

9,800		Bank Of New York Co, Inc	$ 308,700
14,200		Bank One Corp	774,184
6,900		BB&T Corp	243,570
2,800		Charter One Financial,
		Inc	99,008
65,400		Citigroup, Inc	3,381,180
2,200		Comerica, Inc	119,504
7,130		Fifth Third Bancorp	394,788
1,600		First Tennessee National
		Corp	76,320
13,600		FleetBoston Financial
		Corp	610,640
1,900		Golden West Financial
		Corp	212,705
2,700		Huntington Bancshares,
		Inc	59,913
26,100		J.P. Morgan Chase & Co	1,094,895
5,300		KeyCorp	160,537
1,500		M & T Bank Corp	134,775
2,900		Marshall & Ilsley Corp	109,649
5,500		Mellon Financial Corp	172,095
7,739		National City Corp	275,354
1,800		North Fork Bancorp, Inc	76,176
2,800		Northern Trust Corp	130,452
3,500		PNC Financial Services
		Group, Inc	193,970
2,800		Regions Financial Corp	102,256
4,300		SouthTrust Corp	142,588
4,300		State Street Corp	224,159
3,600		SunTrust Banks, Inc	250,956
4,000		Synovus Financial Corp	97,800
24,400		U.S. Bancorp	674,660
2,400		Union Planters Corp	71,640
16,700		Wachovia Corp	784,900
21,500		Wells Fargo & Co	1,218,405
1,100		Zions Bancorp	62,920

		TOTAL DEPOSITORY
		INSTITUTIONS	13,856,877

EATING AND DRINKING PLACES—0.52%
2,000		Darden Restaurants, Inc	49,580
16,000		McDonald’s Corp	457,120
1,400		Wendy’s International,
		Inc	56,966
3,700	*	Yum! Brands, Inc	140,563

		TOTAL EATING AND
		DRINKING PLACES	704,229

EDUCATIONAL SERVICES—0.14%
2,200	*	Apollo Group, Inc
		(Class A)	189,442

		TOTAL EDUCATIONAL
		SERVICES	189,442

143 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—3.12%
7,400	*	AES Corp	$ 63,122
1,300	*	Allegheny Energy, Inc	17,823
5,400	*	Allied Waste Industries,
		Inc	71,874
2,300		Ameren Corp	106,007
5,000		American Electric Power
		Co, Inc	164,600
4,900	*	Calpine Corp	22,883
3,900		Centerpoint Energy, Inc	44,577
2,300		Cinergy Corp	94,047
3,400	*	Citizens Communications
		Co	43,996
1,900	*	CMS Energy Corp	17,005
2,900		Consolidated Edison, Inc	127,890
2,100		Constellation Energy
		Group, Inc	83,895
4,100		Dominion Resources, Inc	263,630
2,200		DTE Energy Co	90,530
11,500		Duke Energy Corp	259,900
3,800	*	Dynegy, Inc (Class A)	15,048
4,300		Edison International	104,447
7,400		El Paso Corp	52,614
2,900		Entergy Corp	172,550
4,200		Exelon Corp	289,254
4,200		FirstEnergy Corp	164,136
2,300		FPL Group, Inc	153,755
1,900		KeySpan Corp	72,618
1,500		Kinder Morgan, Inc	94,530
600		Nicor, Inc	21,138
3,100		NiSource, Inc	65,875
500		Peoples Energy Corp	22,325
5,300	*	PG&E Corp	153,541
1,100		Pinnacle West Capital
		Corp	43,285
2,300		PPL Corp	104,880
3,100		Progress Energy, Inc	145,948
3,000		Public Service Enterprise
		Group, Inc	140,940
3,000		Sempra Energy	95,400
9,300		Southern Co	283,650
2,400		TECO Energy, Inc	35,112
4,100		TXU Corp	117,506
7,200		Waste Management, Inc	217,296
6,100		Williams Cos, Inc	58,377
5,000		Xcel Energy, Inc	89,050

		TOTAL ELECTRIC, GAS,
		AND SANITARY
		SERVICES	4,185,054

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.94%
11,600	*	ADC Telecommunications,
		Inc	$ 33,640
4,400	*	Advanced Micro Devices,
		Inc	71,412
5,000	*	Altera Corp	102,250
2,500		American Power
		Conversion Corp	57,525
4,700		Analog Devices, Inc	225,647
3,900	*	Applied Micro Circuits
		Corp	22,425
3,800	*	Broadcom Corp (Class A)	148,846
5,600	*	CIENA Corp	27,832
2,300	*	Comverse Technology,
		Inc	41,722
1,100		Cooper Industries Ltd
		(Class A)	62,898
5,400		Emerson Electric Co	323,568
129,400	d	General Electric Co	3,949,288
82,300		Intel Corp	2,238,560
2,500	*	Jabil Circuit, Inc	73,575
17,000	*	JDS Uniphase Corp	69,190
4,000		Linear Technology Corp	148,080
4,400	*	LSI Logic Corp	41,096
4,200		Maxim Integrated
		Products, Inc	197,778
800		Maytag Corp	25,256
7,800	*	Micron Technology, Inc	130,338
2,322		Molex, Inc	70,566
29,700		Motorola, Inc	522,720
2,300	*	National Semiconductor
		Corp	102,189
1,800	*	Novellus Systems, Inc	57,222
2,100	*	Nvidia Corp	55,629
2,000	*	PMC-Sierra, Inc	33,940
1,000	*	Power-One, Inc	11,060
1,079	*	QLogic Corp	35,618
10,200		Qualcomm, Inc	677,484
2,100		Rockwell Collins, Inc	66,381
6,100	*	Sanmina-SCI Corp	67,161
1,800		Scientific-Atlanta, Inc	58,212
4,900	*	Tellabs, Inc	42,287
22,000		Texas Instruments, Inc	642,840
600		Thomas & Betts Corp	13,092
800		Whirlpool Corp	55,096
4,415	*	Xilinx, Inc	167,770

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	10,670,193

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 144

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—0.56%
1,300		Fluor Corp	$ 50,297
5,600		Halliburton Co	170,184
3,400		Monsanto Co	124,678
1,900		Moody’s Corp	134,520
4,800		Paychex, Inc	170,880
1,300		Quest Diagnostics, Inc	107,679

		TOTAL ENGINEERING
		AND MANAGEMENT
		SERVICES	758,238

FABRICATED METAL PRODUCTS—0.71%
700		Ball Corp	47,446
600		Crane Co	19,800
2,000		Danaher Corp	186,740
1,900		Fortune Brands, Inc	145,597
3,900		Illinois Tool Works, Inc	308,997
5,800		Masco Corp	176,552
900		Snap-On, Inc	29,106
1,000		Stanley Works	42,680

		TOTAL FABRICATED
		METAL PRODUCTS	956,918

FOOD AND KINDRED PRODUCTS—3.85%
10,300		Anheuser-Busch Cos, Inc	525,300
8,200		Archer Daniels Midland
		Co	138,334
5,200		Campbell Soup Co	141,804
31,000		Coca-Cola Co	1,559,300
5,800		Coca-Cola Enterprises,
		Inc	140,186
6,900		Conagra Foods, Inc	185,886
400		Coors (Adolph) Co
		(Class B)	27,780
4,800		General Mills, Inc	224,064
4,500		H.J. Heinz Co	167,805
1,300	*	Hercules, Inc	14,924
1,600		Hershey Foods Corp	132,560
5,200		Kellogg Co	204,048
1,700		McCormick & Co, Inc
		(Non-Vote)	56,984
3,100		Pepsi Bottling Group, Inc	92,225
21,700		PepsiCo, Inc	1,168,545
10,000		Sara Lee Corp	218,600
2,900		Wrigley (Wm.) Jr Co	171,448

		TOTAL FOOD AND
		KINDRED PRODUCTS	5,169,793

FOOD STORES—0.43%
4,700		Albertson’s, Inc	104,105
9,500	*	Kroger Co	158,080
5,600	*	Safeway, Inc	115,248
5,038	*	Starbucks Corp	190,185

1,700	*	Winn-Dixie Stores, Inc	$ 12,920

		TOTAL FOOD STORES	580,538

FORESTRY—0.14%
2,800		Weyerhaeuser Co	183,400

		TOTAL FORESTRY	183,400

FURNITURE AND FIXTURES—0.22%
2,400		Johnson Controls, Inc	141,960
2,700		Leggett & Platt, Inc	64,017
3,600		Newell Rubbermaid, Inc	83,520

		TOTAL FURNITURE AND
		FIXTURES	289,497

FURNITURE AND HOMEFURNISHINGS STORES—0.34%
3,800	*	Bed Bath & Beyond, Inc	158,688
4,100		Best Buy Co, Inc	212,052
2,500		Circuit City Stores, Inc
		(Circuit City Group)	28,250
1,900		RadioShack Corp	63,004

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	461,994

GENERAL BUILDING CONTRACTORS—0.16%
1,600		Centex Corp	86,496
600		KB Home	48,480
1,500		Pulte Homes, Inc	83,400

		TOTAL GENERAL BUILDING
		CONTRACTORS	218,376

GENERAL MERCHANDISE STORES—3.66%
1,200	*	Big Lots, Inc	17,400
5,800	*	Costco Wholesale Corp	217,848
1,000		Dillard’s, Inc (Class A)	19,160
4,500		Dollar General Corp	86,400
2,000		Family Dollar Stores, Inc	71,900
2,300		Federated Department
		Stores, Inc	124,315
3,500		J.C. Penney Co, Inc	121,730
4,300	*	Kohl’s Corp	207,819
3,500		May Department Stores
		Co	121,030
3,100		Sears Roebuck & Co	133,176
11,600		Target Corp	522,464
54,900		Wal-Mart Stores, Inc	3,276,981

		TOTAL GENERAL
		MERCHANDISE STORES	4,920,223

HEALTH SERVICES—0.50%
5,000	*	Caremark Rx, Inc	166,250
1,000	*	Express Scripts, Inc	74,590
6,300		HCA, Inc	255,906

145 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

HEALTH SERVICES—(Continued)
3,000		Health Management
		Associates, Inc
		(Class A)	$ 69,630
1,100		Manor Care, Inc	38,819
5,500	*	Tenet Healthcare Corp	61,380

		TOTAL HEALTH SERVICES	666,575

HOLDING AND OTHER INVESTMENT OFFICES—1.05%
1,400		Apartment Investment
		& Management Co
		(Class A)	43,526
5,100		Equity Office Properties
		Trust	147,339
3,600		Equity Residential	107,460
2,200		Plum Creek Timber Co,
		Inc	71,456
2,200		Prologis	78,914
2,400		Simon Property Group, Inc	140,256
3,000		SPDR Trust Series 1	339,480
11,400		Washington Mutual, Inc	486,894

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	1,415,325

HOTELS AND OTHER LODGING PLACES—0.23%
4,600		Hilton Hotels Corp	74,750
2,900		Marriott International,
		Inc (Class A)	123,395
2,600		Starwood Hotels &
		Resorts Worldwide, Inc	105,300

		TOTAL HOTELS AND
		OTHER LODGING
		PLACES	303,445

INDUSTRIAL MACHINERY AND EQUIPMENT—8.08%
9,900		3M Co	810,513
900	*	American Standard Cos,
		Inc	102,375
4,700	*	Apple Computer, Inc	127,135
21,300	*	Applied Materials, Inc	455,394
4,200		Baker Hughes, Inc	153,216
900		Black & Decker Corp	51,246
4,400		Caterpillar, Inc	347,908
87,200	*	Cisco Systems, Inc	2,050,944
500		Cummins, Inc	29,225
3,100		Deere & Co	214,861
32,500	*	Dell, Inc	1,092,650
2,600		Dover Corp	100,802
1,900		Eaton Corp	106,761
30,700	*	EMC Corp	417,827

4,900	*	Gateway, Inc	$ 25,872
38,700		Hewlett-Packard Co	883,908
2,200		Ingersoll-Rand Co
		(Class A)	148,830
21,600		International Business
		Machines Corp	1,983,744
4,400		International Game
		Technology	197,824
1,200		ITT Industries, Inc	91,596
1,600	*	Lexmark International,
		Inc	147,200
4,500	*	Network Appliance, Inc	96,525
1,600		Pall Corp	36,304
1,500		Parker Hannifin Corp	84,750
3,000		Pitney Bowes, Inc	127,830
9,900	*	Solectron Corp	54,747
2,700		Symbol Technologies, Inc	37,260
25,400		Tyco International Ltd	727,710
10,100	*	Xerox Corp	147,157

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	10,852,114

INSTRUMENTS AND RELATED PRODUCTS—2.73%
6,000	*	Agilent Technologies, Inc	189,780
2,600		Applera Corp (Applied
		Biosystems Group)	51,428
700		Bard (C.R.), Inc	68,348
700		Bausch & Lomb, Inc	41,979
7,800		Baxter International, Inc	240,942
3,200		Becton Dickinson & Co	155,136
3,300		Biomet, Inc	126,588
10,400	*	Boston Scientific Corp	440,752
3,800		Eastman Kodak Co	99,446
4,000		Guidant Corp	253,480
2,500	*	KLA-Tencor Corp	125,875
15,400		Medtronic, Inc	735,350
600	*	Millipore Corp	30,828
1,500		PerkinElmer, Inc	31,035
5,300		Raytheon Co	166,102
2,300		Rockwell Automation,
		Inc	79,741
2,200	*	St. Jude Medical, Inc	158,620
2,500		Stryker Corp	221,325
1,100		Tektronix, Inc	35,981
2,300	*	Teradyne, Inc	54,809
2,100	*	Thermo Electron Corp	59,388
1,600	*	Waters Corp	65,344
3,100	*	Zimmer Holdings, Inc	228,718

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	3,660,995

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 146

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE—0.40%
4,000		AON Corp	$ 111,640
6,700		Marsh & McLennan Cos,
		Inc	310,210
3,508	*	Medco Health Solutions,
		Inc	119,272

		TOTAL INSURANCE
		AGENTS, BROKERS
		AND SERVICE	541,122

INSURANCE CARRIERS—5.49%
3,500		ACE Ltd	149,310
1,900		Aetna, Inc	170,468
6,500		Aflac, Inc	260,910
8,900		Allstate Corp	404,594
1,300		Ambac Financial Group,
		Inc	95,914
33,100		American International
		Group, Inc	2,361,685
1,700	*	Anthem, Inc	154,088
2,400		Chubb Corp	166,896
1,800		Cigna Corp	106,236
2,000		Cincinnati Financial
		Corp	86,900
3,700		Hartford Financial
		Services Group, Inc	235,690
2,000	*	Humana, Inc	38,040
1,700		Jefferson-Pilot Corp	93,517
3,700		John Hancock Financial
		Services, Inc	161,653
2,200		Lincoln National Corp	104,104
2,400		Loews Corp	141,744
1,800		MBIA, Inc	112,860
9,600		MetLife, Inc	342,528
1,200		MGIC Investment Corp	77,076
4,100		Principal Financial
		Group	146,083
2,800		Progressive Corp	245,280
6,900		Prudential Financial, Inc	308,982
1,800		Safeco Corp	77,706
2,900		St. Paul Travelers Cos,
		Inc	116,029
1,400		Torchmark Corp	75,306
12,800		Travelers Property
		Casualty Corp
		(Class B)	221,056
7,900		UnitedHealth Group, Inc	509,076
3,500		UnumProvident Corp	51,205
2,000	*	Wellpoint Health
		Networks, Inc	227,440

1,700		XL Capital Ltd (Class A)	$ 129,268

		TOTAL INSURANCE
		CARRIERS	7,371,644

LUMBER AND WOOD PRODUCTS—0.08%
3,300		Georgia-Pacific Corp	111,177

		TOTAL LUMBER AND
		WOOD PRODUCTS	111,177

METAL MINING—0.34%
2,500		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	97,725
5,500		Newmont Mining Corp	256,465
1,200	*	Phelps Dodge Corp	97,992

		TOTAL METAL MINING	452,182

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.11%
2,300		Hasbro, Inc	50,025
5,600		Mattel, Inc	103,264

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	153,289

MISCELLANEOUS RETAIL—1.12%
5,000		CVS Corp	176,500
8,178	*	eBay, Inc	566,981
3,700	*	Office Depot, Inc	69,634
6,384		Staples, Inc	162,090
1,700		Tiffany & Co	64,889
2,500	*	Toy ‘R’ Us, Inc	42,000
13,000		Walgreen Co	428,350

		TOTAL MISCELLANEOUS
		RETAIL	1,510,444

MOTION PICTURES—1.21%
57,800	*	Time Warner, Inc	974,508
26,000		Walt Disney Co	649,740

		TOTAL MOTION PICTURES	1,624,248

NONDEPOSITORY INSTITUTIONS—2.57%
16,300		American Express Co	845,155
2,900		Capital One Financial
		Corp	218,747
2,300		Countrywide Financial
		Corp	220,570
12,300		Fannie Mae	914,505
8,700		Freddie Mac	513,822
16,200		MBNA Corp	447,606
4,700	*	Providian Financial Corp	61,570
5,700		SLM Corp	238,545

		TOTAL NONDEPOSITORY
		INSTITUTIONS	3,460,520

147 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

NONMETALLIC MINERALS, EXCEPT FUELS—0.04%
1,200		Vulcan Materials Co	$ 56,928

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	56,928

OIL AND GAS EXTRACTION—1.58%
3,200		Anadarko Petroleum
		Corp	165,952
4,110		Apache Corp	177,429
1,900	*	BJ Services Co	82,213
2,500		Burlington Resources, Inc	159,075
3,000		Devon Energy Corp	174,450
1,400		EOG Resources, Inc	64,246
1,200		Kerr-McGee Corp	61,800
3,800		Marathon Oil Corp	127,946
1,800	*	Nabors Industries Ltd	82,350
1,600	*	Noble Corp	61,472
4,900		Occidental Petroleum
		Corp	225,645
1,400	*	Rowan Cos, Inc	29,526
7,500		Schlumberger Ltd	478,875
4,100	*	Transocean, Inc	114,349
3,263		Unocal Corp	121,645

		TOTAL OIL AND GAS
		EXTRACTION	2,126,973

PAPER AND ALLIED PRODUCTS—0.67%
1,200		Bemis Co	31,200
1,500		Boise Cascade Corp	51,975
6,100		International Paper Co	257,786
6,400		Kimberly-Clark Corp	403,840
2,400		MeadWestvaco Corp	67,896
2,100	*	Pactiv Corp	46,725
700		Temple-Inland, Inc	44,338

		TOTAL PAPER AND ALLIED
		PRODUCTS	903,760

PERSONAL SERVICES—0.16%
2,200		Cintas Corp	95,678
2,300		H & R Block, Inc	117,369

		TOTAL PERSONAL
		SERVICES	213,047

PETROLEUM AND COAL PRODUCTS—4.04%
1,100		Amerada Hess Corp	71,808
900		Ashland, Inc	41,841
13,600		ChevronTexaco Corp	1,193,808
8,700		ConocoPhillips	607,347
83,200	d	Exxon Mobil Corp	3,460,288
900		Sunoco, Inc	56,142

		TOTAL PETROLEUM AND
		COAL PRODUCTS	5,431,234

PRIMARY METAL INDUSTRIES—0.45%
11,000		Alcoa, Inc	$ 381,590
800		Allegheny Technologies,
		Inc	9,680
1,848	*	Andrew Corp	32,340
1,500		Engelhard Corp	44,835
1,000		Nucor Corp	61,480
1,400		United States Steel Corp	52,178
900		Worthington Industries,
		Inc	17,253

		TOTAL PRIMARY METAL
		INDUSTRIES	599,356

PRINTING AND PUBLISHING—0.77%
800	*	American Greetings Corp
		(Class A)	18,216
1,100		Dow Jones & Co, Inc	52,701
3,400		Gannett Co, Inc	299,676
1,000		Knight Ridder, Inc	73,250
2,400		McGraw-Hill Cos, Inc	182,736
700		Meredith Corp	35,392
1,800		New York Times Co
		(Class A)	79,560
2,600		R.R. Donnelley & Sons
		Co	78,650
4,200		Tribune Co	211,848

		TOTAL PRINTING AND
		PUBLISHING	1,032,029

RAILROAD TRANSPORTATION—0.40%
4,700		Burlington Northern
		Santa Fe Corp	148,050
2,800		CSX Corp	84,812
5,000		Norfolk Southern Corp	110,450
3,300		Union Pacific Corp	197,406

		TOTAL RAILROAD
		TRANSPORTATION	540,718

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.28%
700		Cooper Tire & Rubber Co	14,105
1,900	*	Goodyear Tire & Rubber
		Co	16,226
3,300		Nike, Inc (Class B)	256,971
600		Reebok International Ltd	24,810
1,200	*	Sealed Air Corp	59,676

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	371,788

SECURITY AND COMMODITY BROKERS—2.33%
1,300		Bear Stearns Cos, Inc	113,984
17,200		Charles Schwab Corp	199,692

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 148

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES		VALUE

SECURITY AND COMMODITY BROKERS—(Continued)
1,400	Federated Investors, Inc
	(Class B)	$ 44,002
3,200	Franklin Resources, Inc	178,176
6,100	Goldman Sachs Group,
	Inc	636,535
2,800	Janus Capital Group, Inc	45,864
3,500	Lehman Brothers
	Holdings, Inc	290,045
12,300	Merrill Lynch & Co, Inc	732,588
13,900	Morgan Stanley	796,470
1,600	T Rowe Price Group, Inc	86,128

	TOTAL SECURITY AND
	COMMODITY BROKERS	3,123,484

STONE, CLAY, AND GLASS PRODUCTS—0.14%
17,100	Corning, Inc	191,178
35	Eagle Materials Inc	2,060

	TOTAL STONE, CLAY, AND
	GLASS PRODUCTS	193,238

TOBACCO PRODUCTS—1.15%
26,000	Altria Group Inc	1,415,700
1,000	R.J. Reynolds Tobacco
	Holdings, Inc	60,500
2,000	UST, Inc	72,200

	TOTAL TOBACCO
	PRODUCTS	1,548,400

TRANSPORTATION BY AIR—0.33%
1,500	Delta Air Lines, Inc	11,880
3,800	FedEx Corp	285,608
10,000	Southwest Airlines Co	142,100

	TOTAL TRANSPORTATION
	BY AIR	439,588

TRANSPORTATION EQUIPMENT—2.58%
10,700	Boeing Co	439,449
1,100	Brunswick Corp	44,913
1,800	Dana Corp	35,748
6,600	Delphi Corp	65,736
23,200	Ford Motor Co	314,824
2,500	General Dynamics Corp	223,325
7,100	General Motors Corp	334,410
2,200	Genuine Parts Co	71,984
1,400	Goodrich Corp	39,298
3,800	Harley-Davidson, Inc	202,692
10,900	Honeywell International,
	Inc	368,965

5,700		Lockheed Martin Corp	$ 260,148
800	*	Navistar International
		Corp	36,680
2,400		Northrop Grumman Corp	236,208
2,200		Paccar, Inc	123,728
1,700		Textron, Inc	90,355
6,500		United Technologies
		Corp	560,950
1,500		Visteon Corp	14,355

		TOTAL TRANSPORTATION
		EQUIPMENT	3,463,768

TRANSPORTATION SERVICES—0.03%
1,700		Sabre Holdings Corp	42,177

		TOTAL TRANSPORTATION
		SERVICES	42,177

TRUCKING AND WAREHOUSING—0.74%
14,300		United Parcel Service,
		Inc (Class B)	998,712

		TOTAL TRUCKING AND
		WAREHOUSING	998,712

WATER TRANSPORTATION—0.27%
8,000		Carnival Corp	359,280

		TOTAL WATER
		TRANSPORTATION	359,280

WHOLESALE TRADE-DURABLE GOODS—1.46%
37,700		Johnson & Johnson	1,912,144
1,100		W.W. Grainger, Inc	52,800

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	1,964,944

WHOLESALE TRADE-NONDURABLE GOODS—0.75%
1,400		AmerisourceBergen Corp	76,550
1,600		Brown-Forman Corp
		(Class B)	76,256
5,500		Cardinal Health, Inc	378,950
3,600		McKesson Corp	108,324
1,700		Supervalu, Inc	51,918
8,200		Sysco Corp	320,210

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	1,012,208

		TOTAL COMMON STOCK
		(Cost $113,738,681)	132,799,977

149 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—0.78%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.78%
$1,040,000	Federal Farm Credit
	Banks (FFCB)
	0.970%, 04/01/04	$ 1,039,972

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	1,039,972

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $1,039,972)	1,039,972

TOTAL PORTFOLIO—99.61%
(Cost $114,778,653)	$133,839,949
OTHER ASSETS &
LIABILITIES,
NET—0.39%	524,473

NET ASSETS—100.00%	$134,364,422

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 150

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 141,171	0.56%
Apparel and Accessory Stores	580,186	2.31
Apparel and Other Textile Products	16,632	0.07
Automotive Dealers and Service Stations	264,813	1.06
Building Materials and Garden Supplies	69,797	0.28
Business Services	3,956,903	15.77
Chemicals and Allied Products	2,406,313	9.59
Coal Mining	13,400	0.05
Communications	558,754	2.23
Depository Institutions	535,675	2.13
Eating and Drinking Places	709,221	2.83
Educational Services	323,007	1.29
Electric, Gas and Sanitary Services	239,555	0.95
Electronic and Other Electric Equipment	2,497,548	9.95
Engineering and Management Services	589,091	2.35
Fabricated Metal Products	112,638	0.45
Food and Kindred Products	320,595	1.28
Food Stores	403,320	1.61
Furniture and Fixtures	216,616	0.86
Furniture and Homefurnishings Stores	219,802	0.88
General Building Contractors	146,246	0.58
General Merchandise Stores	351,836	1.40
Health Services	1,030,444	4.11
Holding and Other Investment Offices	98,283	0.39
Hotels and Other Lodging Places	268,595	1.07
Industrial Machinery and Equipment	2,145,051	8.55
Instruments and Related Products	1,842,728	7.34
Insurance Agents, Brokers and Service	107,776	0.43
Insurance Carriers	328,947	1.31
Leather and Leather Products	187,740	0.75
Metal Mining	178,825	0.71
Miscellaneous Manufacturing Industries	182,920	0.73
Miscellaneous Retail	653,876	2.61
Motion Pictures	3,500	0.01
Nondepository Institutions	117,110	0.47
Nonmetallic Minerals, Except Fuels	4,744	0.02

Oil and Gas Extraction	$ 637,907	2.54%
Paper and Allied Products	42,275	0.17
Personal Services	372,354	1.48
Primary Metal Industries	11,502	0.05
Printing and Publishing	330,326	1.32
Real Estate	28,483	0.12
Rubber and Miscellaneous Plastic Products	97,784	0.39
Security and Commodity Brokers	647,702	2.58
Stone, Clay and Glass Products	178,522	0.71
Transportation by Air	45,522	0.18
Transportation Equipment	210,052	0.84
Transportation Services	145,179	0.58
Trucking and Warehousing	35,579	0.14
Wholesale Trade-Durable Goods	190,338	0.76
Wholesale Trade-Nondurable Goods	266,911	1.06

TOTAL COMMON STOCK (Cost $17,354,248)	25,064,094	99.90

TOTAL PORTFOLIO (Cost $17,354,248)	25,064,094	99.90
OTHER ASSETS & LIABILITIES, NET	26,063	0.10

NET ASSETS	$25,090,157	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.90%
AMUSEMENT AND RECREATION SERVICES—0.56%
1,500		Harrah’s
		Entertainment, Inc	$ 82,335
500		International Speedway
		Corp (Class A)	23,500
800		Station Casinos, Inc	35,336

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	141,171

APPAREL AND ACCESSORY STORES—2.31%
2,000		Abercrombie & Fitch Co
		(Class A)	67,680
1,900	*	Chico’s FAS, Inc	88,160
1,600		Claire’s Stores, Inc	33,344
3,400		Ross Stores, Inc	104,074
400		Talbots, Inc	14,312
11,100		TJX Cos, Inc	272,616

		TOTAL APPAREL AND
		ACCESSORY STORES	580,186

151 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.07%
300	*	Columbia Sportswear Co	$ 16,632

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	16,632

AUTOMOTIVE DEALERS AND SERVICE STATIONS—1.06%
1,000	*	Advance Auto Parts	40,670
1,500	*	Autozone, Inc	128,955
2,300	*	Carmax, Inc	67,160
700	*	O’Reilly Automotive, Inc	28,028

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	264,813

BUILDING MATERIALS AND GARDEN SUPPLIES—0.28%
1,300		Fastenal Co	69,797

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	69,797

BUSINESS SERVICES—15.77%
1,000		Acxiom Corp	21,960
5,000		Adobe Systems, Inc	197,150
2,100	*	Affiliated Computer
		Services, Inc (Class A)	108,990
300	*	Alliance Data Systems Corp	10,065
100		Autodesk, Inc	3,162
8,000	*	BEA Systems, Inc	102,080
2,300	*	Bisys Group, Inc	38,548
4,600	*	BMC Software, Inc	89,930
3,400	*	Brocade Communications
		Systems, Inc	22,644
1,500	*	Cadence Design
		Systems, Inc	22,110
1,600	*	Ceridian Corp	31,536
1,200		Certegy, Inc	42,024
700	*	Checkfree Corp	20,622
1,800	*	ChoicePoint, Inc	68,454
3,600	*	Citrix Systems, Inc	77,832
1,300	*	Cognizant Technology
		Solutions Corp	58,825
500	*	Compuware Corp	3,725
400	*	Convergys Corp	6,080
1,700	*	DoubleClick, Inc	19,125
1,600	*	DST Systems, Inc	72,560
1,600	*	Dun & Bradstreet Corp	85,600
4,800	*	Electronic Arts, Inc	259,008
2,500		Equifax, Inc	64,550
400		Factset Research
		Systems, Inc	17,024
1,500		Fair Isaac Corp	54,120

4,000	*	Fiserv, Inc	$ 143,080
700	*	Getty Images, Inc	37,786
1,000		GTECH Holdings Corp	59,140
1,500		Henry (Jack) &
		Associates, Inc	28,890
5,300		IMS Health, Inc	123,278
400	*	Interactive Data Corp	7,112
500	*	Interpublic Group
		Of Cos, Inc	7,690
4,000	*	Intuit, Inc	179,520
1,400	*	Iron Mountain, Inc	62,482
7,300	*	Juniper Networks, Inc	189,873
1,300	*	Lamar Advertising Co	52,286
1,400	*	Macromedia, Inc	28,098
1,200		Manpower, Inc	55,800
1,600	*	Mercury Interactive Corp	71,680
2,100	*	Monster Worldwide, Inc	55,020
1,050		National Instruments Corp	33,033
1,200	*	NetScreen
		Technologies, Inc	43,716
3,100	*	Network Associates, Inc	55,800
3,600	*	Novell, Inc	40,968
2,800	*	Peoplesoft, Inc	51,772
500	*	Pixar	32,230
1,700	*	RealNetworks, Inc	10,200
2,700	*	Red Hat, Inc	61,722
1,300	*	Rent-A-Center, Inc	42,887
1,500		Reynolds & Reynolds Co
		(Class A)	42,615
3,200	*	Robert Half
		International, Inc	75,584
5,100	*	Siebel Systems, Inc	58,701
5,700	*	SunGard Data
		Systems, Inc	156,180
6,400	*	Symantec Corp	296,320
3,000	*	Synopsys, Inc	86,880
800		Total System Services, Inc	16,856
5,000	*	Unisys Corp	71,400
3,200	*	VeriSign, Inc	53,088
900		Viad Corp	21,753
5,600	*	WebMD Corp	49,784
1,900	*	Westwood One, Inc	55,955

		TOTAL BUSINESS
		SERVICES	3,956,903

CHEMICALS AND ALLIED PRODUCTS—9.59%
150		Alberto-Culver Co	6,581
2,800		Allergan, Inc	235,648
400	*	American Pharmaceutical
		Partners, Inc	18,776

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 152

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
2,000	*	Amylin
		Pharmaceuticals, Inc	$ 47,380
1,200	*	Andrx Corp	32,640
2,100		Avery Dennison Corp	130,641
1,500	*	Barr Pharmaceuticals, Inc	68,850
6,380	*	Biogen Idec, Inc	354,728
100		Cabot Corp	3,280
1,100	*	Cephalon, Inc	63,041
1,000	*	Charles River Laboratories
		International, Inc	42,850
1,900	*	Chiron Corp	83,619
600		Church & Dwight Co, Inc	25,986
1,900		Clorox Co	92,929
4,100		Ecolab, Inc	116,973
300	*	Eon Labs, Inc	20,124
2,100		Estee Lauder Cos (Class A)	93,114
1,400	*	Human Genome
		Sciences, Inc	17,542
500	*	ICOS Corp	18,525
700	*	Idexx Laboratories, Inc	39,809
1,100	*	ImClone Systems, Inc	55,946
900		International Flavors &
		Fragrances, Inc	31,950
300	*	Invitrogen Corp	21,507
3,000	*	IVAX Corp	68,310
1,400	*	King Pharmaceuticals, Inc	23,576
1,200		Medicis Pharmaceutical
		Corp (Class A)	48,000
5,500	*	MedImmune, Inc	126,940
2,900	*	Millennium
		Pharmaceuticals, Inc	49,010
5,900		Mylan Laboratories, Inc	134,107
300	*	Neurocrine Biosciences, Inc	17,730
700	*	Pharmaceutical
		Resources, Inc	39,802
2,200		Praxair, Inc	81,664
1,500	*	Protein Design Labs, Inc	35,730
100	*	Scotts Co (Class A)	6,415
1,700	*	Sepracor, Inc	81,770
700		Sigma-Aldrich Corp	38,738
600		Valeant Pharmaceuticals
		International	14,322
100		Valspar Corp	4,923
300	*	Watson
		Pharmaceuticals, Inc	12,837

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	2,406,313

COAL MINING—0.05%
500		Consol Energy, Inc	$ 13,400

		TOTAL COAL MINING	13,400

COMMUNICATIONS—2.23%
1,900	*	American Tower Corp
		(Class A)	21,565
1,500	*	Cablevision Systems Corp
		(Class A)	34,320
500	*	Cox Radio, Inc (Class A)	10,650
800	*	Crown Castle
		International Corp	10,104
800	*	Entercom Communications
		Corp	36,216
400	*	Entravision Communications
		Corp (Class A)	3,588
2,300	*	Foundry Networks, Inc	39,491
600		Global Payments, Inc	27,048
500	*	IDT Corp	9,935
1,700	*	Nextel Partners, Inc
		(Class A)	21,522
6,900	*	Qwest Communications
		International, Inc	29,739
800	*	Radio One, Inc (Class D)	14,800
17,000	*	Sprint Corp (PCS Group)	156,400
400		Telephone & Data
		Systems, Inc	28,348
100	*	U.S. Cellular Corp	3,865
256	*	UnitedGlobalcom, Inc
		(Class A)	2,173
3,000	*	Univision Communications,
		Inc (Class A)	99,030
400	*	West Corp	9,960

		TOTAL COMMUNICATIONS	558,754

DEPOSITORY INSTITUTIONS—2.13%
1,208		Commerce Bancorp, Inc	79,583
500		First Bancorp (Puerto Rico)	20,800
200		First Tennessee
		National Corp	9,540
600		Hudson City Bancorp, Inc	22,704
100		Hudson United Bancorp	3,805
100		IndyMac Bancorp, Inc	3,629
100		Mercantile
		Bankshares Corp	4,297
2,800		New York Community
		Bancorp, Inc	95,984
900		North Fork Bancorp, Inc	38,088
300		Northern Trust Corp	13,977
800		SouthTrust Corp	26,528
6,000		Synovus Financial Corp	146,700
900		TCF Financial Corp	45,963
500		Valley National Bancorp	13,985

153 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
200		Westamerica Bancorp	$ 10,092

		TOTAL DEPOSITORY
		INSTITUTIONS	535,675

EATING AND DRINKING PLACES—2.83%
1,200		Applebee’s International, Inc	49,620
1,500		Aramark Corp (Class B)	41,115
2,100	*	Brinker International, Inc	79,653
600		CBRL Group, Inc	23,784
3,000		Darden Restaurants, Inc	74,370
1,300	*	Krispy Kreme
		Doughnuts, Inc	44,642
1,000		Outback Steakhouse, Inc	48,700
1,300		Ruby Tuesday, Inc	41,795
1,000	*	The Cheesecake
		Factory, Inc	46,130
400		Wendy’s International, Inc	16,276
6,400	*	Yum! Brands, Inc	243,136

		TOTAL EATING AND
		DRINKING PLACES	709,221

EDUCATIONAL SERVICES—1.29%
300	*	Apollo Group, Inc
		(University Of Phoenix
		Online)	26,106
2,100	*	Career Education Corp	118,944
2,000	*	Corinthian Colleges, Inc	66,120
1,300	*	DeVry, Inc	39,195
1,400	*	Education
		Management Corp	44,562
900	*	ITT Educational
		Services, Inc	28,080

		TOTAL EDUCATIONAL
		SERVICES	323,007

ELECTRIC, GAS AND SANITARY SERVICES—0.95%
9,100	*	AES Corp	77,623
1,600	*	Allied Waste Industries, Inc	21,296
1,700		Kinder Morgan, Inc	107,134
700	*	Stericycle, Inc	33,502

		TOTAL ELECTRIC, GAS AND
		SANITARY SERVICES	239,555

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—9.95%
7,800	*	ADC Telecommunications,
		Inc	22,620
800		Adtran, Inc	24,024
700	*	Advanced Fibre
		Communications, Inc	15,421
2,600	*	Advanced Micro
		Devices, Inc	42,198

35,900	*	Agere Systems, Inc
		(Class B)	$ 112,008
8,300	*	Altera Corp	169,735
600		Ametek, Inc	15,384
2,000	*	Amkor Technology, Inc	29,260
800	*	Amphenol Corp (Class A)	23,760
3,000	*	Applied Micro
		Circuits Corp	17,250
4,000	*	Atmel Corp	26,000
4,700	*	Broadcom Corp (Class A)	184,099
5,200	*	CIENA Corp	25,844
1,700	*	Comverse Technology, Inc	30,838
1,600	*	Cree, Inc	35,680
1,500	*	Cypress Semiconductor
		Corp	30,705
400	*	Energizer Holdings, Inc	18,676
800	*	Fairchild Semiconductor
		International, Inc	19,224
400	*	Gemstar-TV Guide
		International, Inc	2,684
1,100		Harman International
		Industries, Inc	87,560
500		Harris Corp	24,205
1,300	*	Integrated Circuit
		Systems, Inc	32,539
900	*	Integrated Device
		Technology, Inc	13,500
1,200	*	Interdigital
		Communications Corp	20,976
700	*	International Rectifier Corp	32,193
1,300		Intersil Corp (Class A)	28,977
3,000	*	Jabil Circuit, Inc	88,290
29,400	*	JDS Uniphase Corp	119,658
800		L-3 Communications
		Holdings, Inc	47,584
2,900	*	LSI Logic Corp	27,086
1,700		Maytag Corp	53,669
2,200	*	McData Corp (Class A)	15,488
500	*	MEMC Electronic
		Materials, Inc	4,575
4,400		Microchip Technology, Inc	116,864
5,300	*	Micron Technology, Inc	88,563
2,500		Molex, Inc	75,975
3,400	*	National Semiconductor
		Corp	151,062
2,700	*	Novellus Systems, Inc	85,833
3,300	*	Nvidia Corp	87,417
3,700	*	PMC-Sierra, Inc	62,789
900	*	Polycom, Inc	19,107
2,000	*	QLogic Corp	66,020
1,800	*	Rambus, Inc	50,454
2,000		Rockwell Collins, Inc	63,220

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 154

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
5,000	*	Sanmina-SCI Corp	$ 55,050
600	*	Silicon Laboratories, Inc	31,728
3,600	*	Tellabs, Inc	31,068
1,500	*	Utstarcom, Inc	43,140
400		Whirlpool Corp	27,548

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	2,497,548

ENGINEERING AND MANAGEMENT SERVICES—2.35%
1,300	*	Affymetrix, Inc	43,875
800	*	BearingPoint, Inc	8,576
1,800	*	Celgene Corp	85,770
800		Corporate Executive
		Board Co	37,600
100		Fluor Corp	3,869
400	*	Hewitt Associates, Inc	12,804
900	*	Jacobs Engineering
		Group, Inc	40,140
2,700		Moody’s Corp	191,160
1,100	*	Pharmaceutical Product
		Development, Inc	32,769
1,600		Quest Diagnostics, Inc	132,528

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	589,091

FABRICATED METAL PRODUCTS—0.45%
700	*	Alliant Techsystems, Inc	38,080
1,100		Ball Corp	74,558

		TOTAL FABRICATED METAL
		PRODUCTS	112,638

FOOD AND KINDRED PRODUCTS—1.28%
1,200		Coca-Cola Enterprises, Inc	29,004
500	*	Constellation Brands, Inc
		(Class A)	16,050
1,900	*	Del Monte Foods Co	21,375
1,100		Hershey Foods Corp	91,135
2,000		McCormick & Co, Inc
		(Non-Vote)	67,040
3,100		Pepsi Bottling Group, Inc	92,225
103		Tootsie Roll Industries, Inc	3,766

		TOTAL FOOD AND KINDRED
		PRODUCTS	320,595

FOOD STORES—1.61%
8,500	*	Starbucks Corp	320,875
1,100		Whole Foods Market, Inc	82,445

		TOTAL FOOD STORES	403,320

FURNITURE AND FIXTURES—0.86%
1,600		Herman Miller, Inc	$ 42,608
400		Hillenbrand Industries, Inc	27,156
500		HON Industries, Inc	18,580
100		La-Z-Boy, Inc	2,176
1,600		Leggett & Platt, Inc	37,936
3,800		Newell Rubbermaid, Inc	88,160

		TOTAL FURNITURE AND
		FIXTURES	216,616

FURNITURE AND HOMEFURNISHINGS STORES—0.88%
1,500		Pier 1 Imports, Inc	35,550
3,700		RadioShack Corp	122,692
1,800	*	Williams-Sonoma, Inc	61,560

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	219,802

GENERAL BUILDING CONTRACTORS—0.58%
1,000		Centex Corp	54,060
450		D.R. Horton, Inc	15,944
200	*	Hovnanian Enterprises, Inc
		(Class A)	8,630
400		Lennar Corp (Class A)	21,612
100	*	NVR, Inc	46,000

		TOTAL GENERAL BUILDING
		CONTRACTORS	146,246

GENERAL MERCHANDISE STORES—1.40%
800	*	99 Cents Only Stores	19,536
1,200	*	Big Lots, Inc	17,400
6,200		Dollar General Corp	119,040
2,500	*	Dollar Tree Stores, Inc	77,225
3,300		Family Dollar Stores, Inc	118,635

		TOTAL GENERAL
		MERCHANDISE STORES	351,836

HEALTH SERVICES—4.11%
1,100	*	Apria Healthcare Group, Inc	32,934
8,796	*	Caremark Rx, Inc	292,467
500	*	Community Health
		Systems, Inc	13,915
1,500	*	Coventry Health Care, Inc	63,495
1,300	*	DaVita, Inc	62,075
1,300	*	Express Scripts, Inc	96,967
1,900	*	First Health Group Corp	41,534
5,200		Health Management
		Associates, Inc (Class A)	120,692
3,000	*	Laboratory Corp Of
		America Holdings	117,750
2,000	*	Lincare Holdings, Inc	62,840
300		Manor Care, Inc	10,587
600	*	Renal Care Group, Inc	27,456

155 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

HEALTH SERVICES—(Continued)
1,800	*	Tenet Healthcare Corp	$ 20,088
700	*	Triad Hospitals, Inc	21,574
1,000		Universal Health
		Services, Inc (Class B)	46,070

		TOTAL HEALTH SERVICES	1,030,444

HOLDING AND OTHER INVESTMENT OFFICES—0.39%
200		Chelsea Property Group, Inc	12,588
200		Cousins Properties, Inc	6,558
1,100		Friedman Billings Ramsey
		Group, Inc	29,689
200		Mills Corp	10,658
900		Popular, Inc	38,790

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	98,283

HOTELS AND OTHER LODGING PLACES—1.07%
3,700		Hilton Hotels Corp	60,125
500		Mandalay Resort Group	28,630
2,400		Marriott International, Inc
		(Class A)	102,120
500	*	MGM Mirage	22,670
1,100		Starwood Hotels & Resorts
		Worldwide, Inc	44,550
300	*	Wynn Resorts Ltd	10,500

		TOTAL HOTELS AND OTHER
		LODGING PLACES	268,595

INDUSTRIAL MACHINERY AND EQUIPMENT—8.55%
1,300	*	American Standard
		Cos, Inc	147,875
800	*	Avocent Corp	29,432
1,700		Black & Decker Corp	96,798
900	*	Cooper Cameron Corp	39,645
1,400		Donaldson Co, Inc	37,142
800		Dover Corp	31,016
1,300	*	Emulex Corp	27,677
1,300	*	FMC Technologies, Inc	35,139
1,500		Graco, Inc	43,665
2,000	*	Grant Prideco, Inc	31,000
7,400		International Game
		Technology	332,704
1,900		ITT Industries, Inc	145,027
2,800	*	Lam Research Corp	70,588
2,600	*	Lexmark International, Inc	239,200
1,600	*	Maxtor Corp	13,040
1,000	*	National-Oilwell, Inc	28,280
6,600	*	Network Appliance, Inc	141,570
2,000		Pall Corp	45,380
100		Pentair, Inc	5,900
3,400		Pitney Bowes, Inc	144,874
3,000	*	Sandisk Corp	85,110

1,500	*	Smith International, Inc	$ 80,265
7,600	*	Solectron Corp	42,028
300		SPX Corp	13,644
1,000	*	Storage Technology Corp	27,830
4,400		Symbol Technologies, Inc	60,720
400		Timken Co	9,292
4,300	*	Western Digital Corp	48,289
2,500	*	Xerox Corp	36,425
800	*	Zebra Technologies Corp
		(Class A)	55,496

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	2,145,051

INSTRUMENTS AND RELATED PRODUCTS—7.34%
500	*	Agilent Technologies, Inc	15,815
3,800		Applera Corp (Applied
		Biosystems Group)	75,164
1,000		Bard (C.R.), Inc	97,640
100		Bausch & Lomb, Inc	5,997
1,300		Beckman Coulter, Inc	70,902
5,600		Biomet, Inc	214,816
400	*	Bio-Rad Laboratories, Inc
		(Class A)	22,548
1,700		Dentsply International, Inc	75,361
1,300	*	Edwards Lifesciences Corp	41,535
1,000	*	Fisher Scientific
		International, Inc	55,040
4,100	*	KLA-Tencor Corp	206,435
800	*	Mettler-Toledo
		International, Inc	35,520
1,000	*	Millipore Corp	51,380
1,000		PerkinElmer, Inc	20,690
700	*	Resmed, Inc	31,633
700	*	Respironics, Inc	37,814
1,400	*	Steris Corp	36,120
300		Tektronix, Inc	9,813
4,000	*	Teradyne, Inc	95,320
700	*	Thermo Electron Corp	19,796
1,500	*	Varian Medical
		Systems, Inc	129,465
2,700	*	Waters Corp	110,268
5,200	*	Zimmer Holdings, Inc	383,656

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	1,842,728

INSURANCE AGENTS, BROKERS AND SERVICE—0.43%
1,100		Brown & Brown, Inc	42,636
2,000		Gallagher (Arthur J.) & Co	65,140

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	107,776

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 156

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—1.31%
1,200		Aetna, Inc	$ 107,664
100		Ambac Financial Group, Inc	7,378
100		Berkley (W.R.) Corp	3,988
100		Erie Indemnity Co
		(Class A)	4,826
220		Fidelity National
		Financial, Inc	8,712
600		HCC Insurance
		Holdings, Inc	19,398
1,500	*	Health Net, Inc	37,395
200		Leucadia National Corp	10,656
100	*	Markel Corp	28,790
1,800		Oxford Health Plans, Inc	87,930
200		Radian Group, Inc	8,520
100	*	WellChoice, Inc	3,690

		TOTAL INSURANCE
		CARRIERS	328,947

LEATHER AND LEATHER PRODUCTS—0.75%
4,000	*	Coach, Inc	163,960
400	*	Timberland Co (Class A)	23,780

		TOTAL LEATHER AND
		LEATHER PRODUCTS	187,740

METAL MINING—0.71%
2,800		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	109,452
800	*	Phelps Dodge Corp	65,328
100		Southern Peru Copper Corp	4,045

		TOTAL METAL MINING	178,825

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.73%
400	*	Leapfrog Enterprises, Inc	7,740
9,500		Mattel, Inc	175,180

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	182,920

MISCELLANEOUS RETAIL—2.61%
100	*	Barnes & Noble, Inc	3,260
400		Borders Group, Inc	9,496
900	*	Marvel Enterprises, Inc	17,271
1,200		Michaels Stores, Inc	58,344
400	*	Mohawk Industries, Inc	32,940
400		MSC Industrial Direct Co
		(Class A)	11,980
1,000		Omnicare, Inc	44,330
3,100		Petsmart, Inc	84,506
7,100	*	Rite Aid Corp	38,624
10,300		Staples, Inc	261,517
2,400		Tiffany & Co	91,608

		TOTAL MISCELLANEOUS
		RETAIL	653,876

MOTION PICTURES—0.01%
200		Blockbuster, Inc (Class A)	$ 3,500

		TOTAL MOTION PICTURES	3,500

NONDEPOSITORY INSTITUTIONS—0.47%
1,000	*	AmeriCredit Corp	17,030
1,950		Doral Financial Corp	68,640
2,400	*	Providian Financial Corp	31,440

		TOTAL NONDEPOSITORY
		INSTITUTIONS	117,110

NONMETALLIC MINERALS, EXCEPT FUELS—0.02%
100		Vulcan Materials Co	4,744

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	4,744

OIL AND GAS EXTRACTION—2.54%
3,200	*	BJ Services Co	138,464
3,300		Chesapeake Energy Corp	44,220
500		Diamond Offshore
		Drilling, Inc	12,095
1,200		ENSCO International, Inc	33,804
2,500		EOG Resources, Inc	114,725
2,100	*	Key Energy Services, Inc	23,100
500	*	Newfield Exploration Co	23,965
500		Noble Energy, Inc	23,550
1,700	*	Patterson-UTI Energy, Inc	60,197
300		Pioneer Natural
		Resources Co	9,690
1,100	*	Pride International, Inc	18,766
1,100	*	Rowan Cos, Inc	23,199
500		Tidewater, Inc	14,065
1,400	*	Varco International, Inc	25,214
200	*	Westport Resources Corp	6,598
2,625		XTO Energy, Inc	66,255

		TOTAL OIL AND GAS
		EXTRACTION	637,907

PAPER AND ALLIED PRODUCTS—0.17%
1,900	*	Pactiv Corp	42,275

		TOTAL PAPER AND ALLIED
		PRODUCTS	42,275

PERSONAL SERVICES—1.48%
2,600		Cintas Corp	113,074
3,900		H & R Block, Inc	199,017
500		Regis Corp	22,220
900	*	Weight Watchers
		International, Inc	38,043

		TOTAL PERSONAL
		SERVICES	372,354

157 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—0.05%
600		Worthington Industries, Inc	$ 11,502

		TOTAL PRIMARY METAL
		INDUSTRIES	11,502

PRINTING AND PUBLISHING—1.32%
500		Belo Corp (Class A)	13,880
900		Dow Jones & Co, Inc	43,119
1,100		Harte-Hanks, Inc	25,762
300		Knight Ridder, Inc	21,975
400		Meredith Corp	20,224
2,000		New York Times Co
		(Class A)	88,400
700		Scripps (E.W.) Co
		(Class A)	70,777
15		Washington Post Co
		(Class B)	13,266
1,100		Wiley (John) & Sons, Inc
		(Class A)	32,923

		TOTAL PRINTING AND
		PUBLISHING	330,326

REAL ESTATE—0.12%
700		St. Joe Co	28,483

		TOTAL REAL ESTATE	28,483

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.39%
200		Reebok International Ltd	8,270
1,800	*	Sealed Air Corp	89,514

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTIC
		PRODUCTS	97,784

SECURITY AND COMMODITY BROKERS—2.58%
400		A.G. Edwards, Inc	15,648
5,000	*	Ameritrade Holding Corp	77,000
400		Blackrock, Inc	24,468
100		Chicago Mercantile
		Exchange	9,674
3,600	*	E*Trade Financial Corp	48,060
1,500		Eaton Vance Corp	57,180
1,600		Federated Investors, Inc
		(Class B)	50,288
1,400		Investors Financial
		Services Corp	57,848
100		Jefferies Group, Inc	3,533
300	*	LaBranche & Co, Inc	3,363
1,200		Legg Mason, Inc	111,336
400		Nuveen Investments, Inc	11,144
1,600		SEI Investments Co	52,800
1,600		T Rowe Price Group, Inc	86,128

1,600		Waddell & Reed
		Financial, Inc (Class A)	$ 39,232

		TOTAL SECURITY AND
		COMMODITY BROKERS	647,702

STONE, CLAY, AND GLASS PRODUCTS—0.71%
14,900	*	Corning, Inc	166,582
22		Eagle Materials, Inc	1,295
74		Eagle Materials, Inc
		(Class B)	4,322
150		Florida Rock Industries, Inc	6,323

		TOTAL STONE, CLAY AND
		LASS PRODUCTS	178,522

TRANSPORTATION BY AIR—0.18%
1,800	*	JetBlue Airways Corp	45,522

		TOTAL TRANSPORTATION
		BY AIR	45,522

TRANSPORTATION EQUIPMENT—0.84%
900		Autoliv, Inc	36,900
600		Delphi Corp	5,976
1,700		Gentex Corp	73,746
700	*	Navistar International
		Corp	32,095
1,000		Polaris Industries, Inc	45,440
500	*	United Defense
		Industries, Inc	15,895

		TOTAL TRANSPORTATION
		EQUIPMENT	210,052

TRANSPORTATION SERVICES—0.58%
1,500		C.H. Robinson
		Worldwide, Inc	62,250
2,100		Expeditors International
		Of Washington, Inc	82,929

		TOTAL TRANSPORTATION
		SERVICES	145,179

TRUCKING AND WAREHOUSING—0.14%
500	*	Hunt (J.B.) Transport
		Services, Inc	14,085
700	*	Swift Transportation
		Co, Inc	12,019
500		Werner Enterprises, Inc	9,475

		TOTAL TRUCKING AND
		WAREHOUSING	35,579

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 158

Statement of Investments (Unaudited) - Mid-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS—0.76%
100	*	Apogent Technologies, Inc	$ 3,068
400	*	Arrow Electronics, Inc	10,184
1,300		CDW Corp	87,893
1,300	*	Patterson Dental Co	89,193

		TOTAL WHOLESALE TRADE-
		DURABLE GOODS	190,338

WHOLESALE TRADE-NONDURABLE GOODS—1.06%
1,300		AmerisourceBergen Corp	71,084
200		Brown-Forman Corp
		(Class B)	9,532
700	*	Endo Pharmaceuticals
		Holdings, Inc	17,094
600	*	Henry Schein, Inc	42,852
3,400		McKesson Corp	102,304
700	*	Performance Food Group Co	24,045

		TOTAL WHOLESALE TRADE-
		NONDURABLE GOODS	266,911

		TOTAL COMMON STOCK
		(Cost $17,354,248)	25,064,094

		TOTAL PORTFOLIO—99.90%	25,064,094
		(Cost $17,354,248)
		OTHER ASSETS &
		LIABILITIES, NET—0.10%	26,063

		NET ASSETS—100.00%	$25,090,157

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

159 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 126,010	0.35%
Apparel and Accessory Stores	342,311	0.95
Apparel and Other Textile Products	274,292	0.76
Auto Repair, Services and Parking	46,476	0.13
Automotive Dealers and Service Stations	71,093	0.20
Business Services	1,324,517	3.66
Chemicals and Allied Products	1,439,115	3.97
Coal Mining	27,906	0.08
Communications	1,083,335	2.99
Depository Institutions	3,987,330	11.01
Eating and Drinking Places	131,192	0.36
Electric, Gas and Sanitary Services	4,346,494	12.00
Electronic and Other Electric Equipment	1,397,108	3.86
Engineering and Management Services	371,720	1.03
Fabricated Metal Products	420,735	1.16
Food and Kindred Products	880,242	2.43
Food Stores	355,403	0.98
Furniture and Fixtures	581,447	1.61
Furniture and Homefurnishings Stores	54,948	0.15
General Building Contractors	628,339	1.73
General Merchandise Stores	938,926	2.59
Health Services	216,885	0.60
Holding and Other Investment Offices	3,220,577	8.89
Hotels and Other Lodging Places	331,574	0.92
Industrial Machinery and Equipment	1,371,771	3.79
Instruments and Related Products	828,079	2.29
Insurance Agents, Brokers and Service	148,035	0.41
Insurance Carriers	3,204,020	8.84
Lumber and Wood Products	225,239	0.62
Metal Mining	87,545	0.24
Miscellaneous Manufacturing Industries	82,840	0.23
Miscellaneous Retail	370,255	1.02
Motion Pictures	47,773	0.13
Nondepository Institutions	610,534	1.68
Nonmetallic Minerals, Except Fuels	90,136	0.25
Oil and Gas Extraction	962,500	2.66
Paper and Allied Products	524,262	1.45
Personal Services	62,223	0.17
Petroleum and Coal Products	605,445	1.67

Primary Metal Industries	$ 312,888	0.86%
Printing and Publishing	499,201	1.38
Railroad Transportation	312,295	0.86
Real Estate	99,479	0.27
Rubber and Miscellaneous Plastic Products	64,095	0.18
Security and Commodity Brokers	675,351	1.86
Stone, Clay and Glass Products	237,979	0.66
Tobacco Products	255,183	0.70
Transportation by Air	19,008	0.05
Transportation Equipment	846,032	2.34
Transportation Services	66,516	0.18
Trucking and Warehousing	67,231	0.19
Wholesale Trade-Durable Goods	483,234	1.33
Wholesale Trade-Nondurable Goods	340,155	0.94

TOTAL COMMON STOCK (Cost $26,716,087)	36,097,279	99.66

TOTAL PORTFOLIO (Cost $26,716,087)	36,097,279	99.66
OTHER ASSETS & LIABILITIES, NET	122,464	0.34

NET ASSETS	$36,219,743	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.66%
AMUSEMENT AND RECREATION SERVICES—0.35%
5,700	*	Caesars Entertainment,
		Inc	$ 74,328
796		Harrah’s Entertainment,
		Inc	43,692
170		International Speedway
		Corp (Class A)	7,990

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	126,010

APPAREL AND ACCESSORY STORES—0.95%
200		Claire’s Stores, Inc	4,168
2,863		Foot Locker, Inc	73,865
9,045		Limited Brands, Inc	180,900
2,000		Nordstrom, Inc	79,800
100		Talbots, Inc	3,578

		TOTAL APPAREL AND
		ACCESSORY STORES	342,311

APPAREL AND OTHER TEXTILE PRODUCTS—0.76%
2,400		Jones Apparel Group, Inc	86,760
2,200		Liz Claiborne, Inc	80,718
800		Polo Ralph Lauren Corp	27,424

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 160

   Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—(Continued)
1,700		VF Corp	$ 79,390

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	274,292

AUTO REPAIR, SERVICES AND PARKING—0.13%
1,200		Ryder System, Inc	46,476

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	46,476

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.20%
3,700	*	Autonation, Inc	63,085
200	*	O’Reilly Automotive, Inc	8,008

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	71,093

BUSINESS SERVICES—3.66%
7,500	*	3Com Corp	52,950
500		Acxiom Corp	10,980
350	*	Affiliated Computer
		Services, Inc (Class A)	18,165
2,137		Autodesk, Inc	67,572
100	*	Bisys Group, Inc	1,676
519	*	BMC Software, Inc	10,146
2,052	*	Brocade Communications
		Systems, Inc	13,666
4,007	*	Cadence Design Systems,
		Inc	59,063
1,214	*	Ceridian Corp	23,928
700	*	Checkfree Corp	20,622
3,659	*	Computer Sciences Corp	147,567
7,279	*	Compuware Corp	54,229
2,627	*	Convergys Corp	39,930
1,086		Deluxe Corp	43,549
561	*	DoubleClick, Inc	6,311
100	*	DST Systems, Inc	4,535
9,351		Electronic Data Systems
		Corp	180,942
592		Equifax, Inc	15,285
167		GTECH Holdings Corp	9,876
783		Imation Corp	29,456
400	*	Interactive Data Corp	7,112
8,034	*	Interpublic Group Of Cos,
		Inc	123,563
337	*	Lamar Advertising Co	13,554
500		Manpower, Inc	23,250
1,800	*	NCR Corp	79,308
300	*	Network Associates, Inc	5,400
4,097	*	Novell, Inc	46,624
4,213	*	Peoplesoft, Inc	77,898

250	*	Rent-A-Center, Inc	$ 8,248
3,582	*	Siebel Systems, Inc	41,229
466	*	SunGard Data Systems, Inc	12,768
1,702	*	Unisys Corp	24,305
1,255	*	VeriSign, Inc	20,820
866		Viad Corp	20,931
1,019	*	WebMD Corp	9,059

		TOTAL BUSINESS SERVICES	1,324,517

CHEMICALS AND ALLIED PRODUCTS—3.97%
1,200		Alberto-Culver Co	52,644
334	*	Andrx Corp	9,085
323		Avery Dennison Corp	20,094
1,200		Cabot Corp	39,360
300		Church & Dwight Co, Inc	12,993
1,412		Clorox Co	69,061
737		Cytec Industries, Inc	26,215
1,600		Eastman Chemical Co	68,288
181		Estee Lauder Cos (Class A)	8,026
1,300	*	Human Genome Sciences,
		Inc	16,289
645	*	ICOS Corp	23,897
556		International Flavors &
		Fragrances, Inc	19,738
754	*	Invitrogen Corp	54,054
3,613	*	King Pharmaceuticals, Inc	60,843
3,000	*	Millennium
		Pharmaceuticals, Inc	50,700
398	*	Neurocrine Biosciences, Inc	23,522
3,530		PPG Industries, Inc	205,799
4,770		Praxair, Inc	177,062
509	*	Protein Design Labs, Inc	12,124
3,300		Rohm & Haas Co	131,472
2,400		RPM International, Inc	39,696
400	*	Scotts Co (Class A)	25,660
2,496		Sherwin-Williams Co	95,921
809		Sigma-Aldrich Corp	44,770
940		Valeant Pharmaceuticals
		International	22,438
925		Valspar Corp	45,538
1,959	*	Watson Pharmaceuticals,
		Inc	83,826

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	1,439,115

COAL MINING—0.08%
600		Peabody Energy Corp	27,906

		TOTAL COAL MINING	27,906

COMMUNICATIONS—2.99%
2,253	*	American Tower Corp
		(Class A)	25,572
8,989	*	Avaya, Inc	142,745

161 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
315	*	Cablevision Systems Corp
		(Class A)	$ 7,207
3,000		CenturyTel, Inc	82,470
300	*	Cox Radio, Inc (Class A)	6,390
830	*	Crown Castle International
		Corp	10,483
100	*	Entercom Communications
		Corp	4,527
700	*	Entravision
		Communications Corp
		(Class A)	6,279
600		Hearst-Argyle Television,
		Inc	16,134
696	*	IDT Corp	13,830
10,765	*	Level 3 Communications,
		Inc	43,275
85,702	*	Lucent Technologies, Inc	352,235
1,509	*	NTL, Inc	89,710
500	*	PanAmSat Corp	12,240
21,825	*	Qwest Communications
		International, Inc	94,066
900	*	Radio One, Inc (Class D)	16,650
709		Telephone & Data Systems,
		Inc	50,247
200	*	U.S. Cellular Corp	7,730
1,794	*	UnitedGlobalcom, Inc
		(Class A)	15,231
255	*	Univision Communications,
		Inc (Class A)	8,418
2,782	*	XM Satellite Radio
		Holdings, Inc	77,896

		TOTAL COMMUNICATIONS	1,083,335

DEPOSITORY INSTITUTIONS—11.01%
7,196		AmSouth Bancorp	169,178
1,390		Associated Banc-Corp	62,258
1,600		Astoria Financial Corp	60,848
1,700		Bancorpsouth, Inc	37,196
1,220		Bank Of Hawaii Corp	56,523
3,400		Banknorth Group, Inc	115,736
309	*	BOK Financial Corp	12,669
500		Capitol Federal Financial	17,950
4,647		Charter One Financial, Inc	164,318
800		City National Corp	47,920
2,500		Colonial Bancgroup, Inc	46,250
3,611		Comerica, Inc	196,150
100		Commerce Bancorp, Inc	6,588
1,323		Commerce Bancshares, Inc	63,120
2,700		Compass Bancshares, Inc	111,969
1,100		Cullen/Frost Bankers, Inc	47,036
500		Downey Financial Corp	26,450

226	First Bancorp (Puerto Rico)	$ 9,402
1,000	First Midwest Bancorp, Inc	34,140
945	First National Bankshares
	of Florida, Inc	16,604
2,502	First Tennessee National
	Corp	119,345
1,700	FirstMerit Corp	44,285
945	FNB Corp	20,885
2,305	Fulton Financial Corp	51,332
2,398	Greenpoint Financial Corp	104,817
3,402	Hibernia Corp (Class A)	79,913
869	Hudson City Bancorp, Inc	32,883
800	Hudson United Bancorp	30,440
4,721	Huntington Bancshares,
	Inc	104,759
1,100	IndyMac Bancorp, Inc	39,919
487	International Bancshares
	Corp	25,728
4,700	Marshall & Ilsley Corp	177,707
1,500	Mercantile Bankshares
	Corp	64,455
4,300	National Commerce
	Financial Corp	123,023
2,753	New York Community
	Bancorp, Inc	94,373
2,346	North Fork Bancorp, Inc	99,283
3,696	Northern Trust Corp	172,197
1,487	Old National Bancorp	33,612
243	Park National Corp	27,532
500	People’s Bank	23,245
888	Provident Financial Group,
	Inc	35,662
4,589	Regions Financial Corp	167,590
1,800	Sky Financial Group, Inc	46,710
6,268	SouthTrust Corp	207,847
6,200	Sovereign Bancorp, Inc	132,804
582	Synovus Financial Corp	14,230
600	TCF Financial Corp	30,642
1,000	Trustmark Corp	29,100
4,012	Union Planters Corp	119,758
1,127	UnionBanCal Corp	59,044
672	United Bankshares, Inc	20,496
1,463	Valley National Bancorp	40,920
1,573	Washington Federal, Inc	40,159
1,000	Webster Financial Corp	50,710
500	Westamerica Bancorp	25,230
800	Whitney Holding Corp	33,392
1,400	Wilmington Trust Corp	52,318
1,900	Zions Bancorp	108,680

	TOTAL DEPOSITORY
	INSTITUTIONS	3,987,330

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 162

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

EATING AND DRINKING PLACES—0.36%
448		CBRL Group, Inc	$ 17,759
549		Darden Restaurants, Inc	13,610
362		Outback Steakhouse, Inc	17,629
2,020		Wendy’s International, Inc	82,194

		TOTAL EATING AND
		DRINKING PLACES	131,192

ELECTRIC, GAS AND SANITARY SERVICES—12.00%
1,226		AGL Resources, Inc	35,579
1,700		Allete, Inc	59,653
2,200		Alliant Energy Corp	57,332
2,059	*	Allied Waste Industries, Inc	27,405
3,758		Ameren Corp	173,206
1,875		Aqua America, Inc	40,650
8,010	*	Calpine Corp	37,407
5,600		Centerpoint Energy, Inc	64,008
3,659		Cinergy Corp	149,617
5,722	*	Citizens Communications
		Co	74,043
4,600		Consolidated Edison, Inc	202,860
3,400		Constellation Energy Group,
		Inc	135,830
2,700		DPL, Inc	50,625
3,500		DTE Energy Co	144,025
1,522		Duquesne Light Holdings,
		Inc	29,679
5,700	*	Dynegy, Inc (Class A)	22,572
5,879		Edison International	142,801
12,333		El Paso Corp	87,688
3,000		Energy East Corp	76,080
1,300		Equitable Resources, Inc	57,746
1,400		Great Plains Energy, Inc	47,306
800		Hawaiian Electric
		Industries, Inc	41,472
3,300		KeySpan Corp	126,126
391		Kinder Morgan, Inc	24,641
2,250		MDU Resources Group, Inc	52,853
8,100	b*	Mirant Corp	3,200
1,400		National Fuel Gas Co	34,440
900		Nicor, Inc	31,707
5,500		NiSource, Inc	116,875
2,700		Northeast Utilities	50,355
1,100		NSTAR	55,792
1,700		OGE Energy Corp	44,948
1,836		Oneok, Inc	41,402
700		Peoples Energy Corp	31,255
3,200		Pepco Holdings, Inc	65,408
8,500	*	PG&E Corp	246,245
597		Piedmont Natural Gas Co,
		Inc	25,205
1,700		Pinnacle West Capital Corp	66,895
3,670		PPL Corp	167,352

4,665		Public Service Enterprise
		Group, Inc	$ 219,162
2,000		Puget Energy, Inc	44,740
1,700		Questar Corp	61,948
5,858	*	Reliant Resources, Inc	48,094
3,200		Republic Services, Inc	86,624
2,300		SCANA Corp	81,305
4,100		Sempra Energy	130,380
3,800		TECO Energy, Inc	55,594
270		Texas Genco Holdings, Inc	9,653
6,652		TXU Corp	190,646
807		UGI Corp	26,566
1,500		Vectren Corp	37,005
357		Western Gas Resources, Inc	18,153
930		WGL Holdings, Inc	27,993
10,686		Williams Cos, Inc	102,265
2,400		Wisconsin Energy Corp	77,160
818		WPS Resources Corp	39,100
8,300		Xcel Energy, Inc	147,823

		TOTAL ELECTRIC, GAS AND
		SANITARY SERVICES	4,346,494

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—3.86%
9,700	*	ADC Telecommunications,
		Inc	28,130
1,100	*	Advanced Fibre
		Communications, Inc	24,233
4,800	*	Advanced Micro Devices,
		Inc	77,904
3,400		American Power Conversion
		Corp	78,234
628		Ametek, Inc	16,102
3,500	*	Applied Micro Circuits Corp	20,125
4,598	*	Atmel Corp	29,887
1,100		AVX Corp	18,139
4,700	*	CIENA Corp	23,359
1,600	*	Comverse Technology, Inc	29,024
1,064	*	Cypress Semiconductor
		Corp	21,780
1,234	*	Energizer Holdings, Inc	57,615
1,117	*	Fairchild Semiconductor
		International, Inc	26,842
3,746	*	Gemstar-TV Guide
		International, Inc	25,136
885		Harris Corp	42,843
1,000		Hubbell, Inc (Class B)	40,130
1,300	*	Integrated Device
		Technology, Inc	19,500
668	*	International Rectifier Corp	30,721
1,567		Intersil Corp (Class A)	34,928
400	*	Jabil Circuit, Inc	11,772
705		L-3 Communications
		Holdings, Inc	41,933

163 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
4,500	*	LSI Logic Corp	$ 42,030
6,258	*	Micron Technology, Inc	104,571
400		Molex, Inc	12,156
600	*	National Semiconductor
		Corp	26,658
627	*	Novellus Systems, Inc	19,932
1,200	*	Polycom, Inc	25,476
1,830		Rockwell Collins, Inc	57,846
5,800	*	Sanmina-SCI Corp	63,858
2,894		Scientific-Atlanta, Inc	93,592
19,611	*	Sirius Satellite Radio, Inc	66,677
5,100	*	Tellabs, Inc	44,013
3,225	*	Vishay Intertechnology, Inc	68,822
1,062		Whirlpool Corp	73,140

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	1,397,108

ENGINEERING AND MANAGEMENT SERVICES—1.03%
2,309	*	BearingPoint, Inc	24,752
1,600		Fluor Corp	61,904
173	*	Jacobs Engineering Group,
		Inc	7,716
5,500		Monsanto Co	201,685
6,300		Servicemaster Co	75,663

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	371,720

FABRICATED METAL PRODUCTS—1.16%
146	*	Alliant Techsystems, Inc	7,942
203		Ball Corp	13,759
1,100		Crane Co	36,300
3,037		Fortune Brands, Inc	232,725
800		Harsco Corp	36,400
1,200		Snap-On, Inc	38,808
1,284		Stanley Works	54,801

		TOTAL FABRICATED METAL
		PRODUCTS	420,735

FOOD AND KINDRED PRODUCTS—2.43%
10,584		Archer Daniels Midland Co	178,552
3,338		Coca-Cola Enterprises, Inc	80,679
1,390	*	Constellation Brands, Inc
		(Class A)	44,619
500		Coors (Adolph) Co
		(Class B)	34,725
3,250	*	Dean Foods Co	108,550
2,029	*	Del Monte Foods Co	22,826
795		Hershey Foods Corp	65,866
1,600		Hormel Foods Corp	46,928
972		J.M. Smucker Co	51,302
600		Lancaster Colony Corp	24,240

1,034		McCormick & Co, Inc
		(Non-Vote)	$ 34,660
592		Pepsi Bottling Group, Inc	17,612
1,290		PepsiAmericas Inc	26,342
1,735	*	Smithfield Foods, Inc	47,053
412		Tootsie Roll Industries, Inc	15,063
4,500		Tyson Foods, Inc (Class A)	81,225

		TOTAL FOOD AND KINDRED
		PRODUCTS	880,242

FOOD STORES—0.98%
6,993		Albertson’s, Inc	154,895
9,152	*	Safeway, Inc	188,348
1,600	*	Winn-Dixie Stores, Inc	12,160

		TOTAL FOOD STORES	355,403

FURNITURE AND FIXTURES—1.61%
620		Ethan Allen Interiors, Inc	25,581
980		Furniture Brands
		International, Inc	31,556
684		Hillenbrand Industries, Inc	46,437
724		HON Industries, Inc	26,904
3,904		Johnson Controls, Inc	230,922
1,100		La-Z-Boy, Inc	23,936
1,300		Lear Corp	80,548
2,452		Leggett & Platt, Inc	58,137
2,027		Newell Rubbermaid, Inc	47,026
800		Steelcase, Inc (Class A)	10,400

		TOTAL FURNITURE AND
		FIXTURES	581,447

FURNITURE AND HOMEFURNISHINGS STORES—0.15%
3,900		Circuit City Stores, Inc
		(Circuit City Group)	44,070
459		Pier 1 Imports, Inc	10,878

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	54,948

GENERAL BUILDING CONTRACTORS—1.73%
1,664		Centex Corp	89,956
3,300		D.R. Horton, Inc	116,919
408	*	Hovnanian Enterprises, Inc
		(Class A)	17,605
800		KB Home	64,640
1,916		Lennar Corp (Class A)	103,521
200		Lennar Corp (Class B)	10,182
347		MDC Holdings, Inc	24,471
2,000		Pulte Homes, Inc	111,200
500		Ryland Group, Inc	44,415
1,000	*	Toll Brothers, Inc	45,430

		TOTAL GENERAL BUILDING
		CONTRACTORS	628,339

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 164

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004
SHARES			VALUE

GENERAL MERCHANDISE STORES—2.59%
1,200	*	Big Lots, Inc	$ 17,400
3,824		Federated Department
		Stores, Inc	206,687
5,600		J.C. Penney Co, Inc	194,768
5,930		May Department Stores Co	205,059
800		Neiman Marcus Group, Inc
		(Class A)	43,152
2,500		Saks, Inc	44,000
5,304		Sears Roebuck & Co	227,860

		TOTAL GENERAL
		MERCHANDISE STORES	938,926

HEALTH SERVICES—0.60%
500	*	Community Health
		Systems, Inc	13,915
290	*	Laboratory Corp Of
		America Holdings	11,383
1,549		Manor Care, Inc	54,664
100	*	Orthodontic Centers Of
		America, Inc	790
400	*	Renal Care Group, Inc	18,304
7,936	*	Tenet Healthcare Corp	88,566
800	*	Triad Hospitals, Inc	24,656
100		Universal Health Services,
		Inc (Class B)	4,607

		TOTAL HEALTH SERVICES	216,885

HOLDING AND OTHER INVESTMENT OFFICES—8.89%
2,625		Allied Capital Corp	79,511
1,526		AMB Property Corp	56,721
2,400		Annaly Mortgage
		Management, Inc	46,920
1,956		Apartment Investment &
		Management Co
		(Class A)	60,812
3,800		Archstone-Smith Trust	112,138
1,200		Arden Realty, Inc	38,796
1,300		AvalonBay Communities,
		Inc	69,654
1,500		Boston Properties, Inc	81,465
1,000		BRE Properties, Inc
		(Class A)	34,320
700		Camden Property Trust	31,465
1,100		CarrAmerica Realty Corp	37,290
390		CBL & Associates
		Properties, Inc	23,923
500		Centerpoint Properties
		Trust	41,250
475		Chelsea Property Group, Inc	29,897
600		Cousins Properties, Inc	19,674
1,700		Crescent Real Estate
		Equities Co	30,549

11		Cross Timbers Royalty Trust	$ 312
1,500		Developers Diversified
		Realty Corp	60,600
2,875		Duke Realty Corp	99,820
5,608		Equity Residential	167,399
840		Federal Realty Investment
		Trust	38,808
200		Friedman Billings Ramsey
		Group, Inc	5,398
4,500		General Growth Properties,
		Inc	158,175
2,600		Health Care Property
		Investors, Inc	73,580
803		Healthcare Realty Trust, Inc	34,288
1,200		Hospitality Properties Trust	55,680
5,700	*	Host Marriott Corp	72,846
2,920		HRPT Properties Trust	32,996
1,100		Independence Community
		Bank Corp	44,825
2,067		iStar Financial, Inc	87,434
2,000		Kimco Realty Corp	101,960
1,600		Liberty Property Trust	72,000
1,220		Macerich Co	65,758
1,127		Mack-Cali Realty Corp	50,614
534		Mills Corp	28,457
2,149		New Plan Excel Realty Trust	58,775
770		Pan Pacific Retail
		Properties, Inc	40,117
3,900		Plum Creek Timber Co, Inc	126,672
1,934		Popular, Inc	83,355
3,400		Prologis	121,958
2,100		Public Storage, Inc	102,186
771		Realty Income Corp	34,425
500		Regency Centers Corp	23,365
1,725		Rouse Co	92,460
885		Shurgard Storage Centers,
		Inc (Class A)	35,312
2,955		Simon Property Group, Inc	172,690
1,648		Thornburg Mortgage, Inc	51,253
1,800		Trizec Properties, Inc	30,870
2,400		United Dominion Realty
		Trust, Inc	47,088
1,700		Vornado Realty Trust	102,816
1,500		Weingarten Realty
		Investors	51,900

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	3,220,577

HOTELS AND OTHER LODGING PLACES—0.92%
3,564		Hilton Hotels Corp	57,915
457		Mandalay Resort Group	26,168
1,753		Marriott International, Inc
		(Class A)	74,590

165 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES—(Continued)
978	*	MGM Mirage	$ 44,343
2,915		Starwood Hotels & Resorts
		Worldwide, Inc	118,058
300	*	Wynn Resorts Ltd	10,500

		TOTAL HOTELS AND OTHER
		LODGING PLACES	331,574

INDUSTRIAL MACHINERY AND EQUIPMENT—3.79%
1,464	*	AGCO Corp	30,319
7,500	*	Apple Computer, Inc	202,875
100	*	Avocent Corp	3,679
100	*	Cooper Cameron Corp	4,405
700		Cummins, Inc	40,915
1,500		Diebold, Inc	72,180
264		Donaldson Co, Inc	7,004
3,361		Dover Corp	130,306
3,000		Eaton Corp	168,570
500	*	Emulex Corp	10,645
100	*	Grant Prideco, Inc	1,550
113		ITT Industries, Inc	8,625
2,501	*	Maxtor Corp	20,383
700	*	National-Oilwell, Inc	19,796
497		Pall Corp	11,277
2,500		Parker Hannifin Corp	141,250
900		Pentair, Inc	53,100
1,548		Pitney Bowes, Inc	65,960
413	*	Smith International, Inc	22,100
8,900	*	Solectron Corp	49,217
1,269		SPX Corp	57,714
1,366	*	Storage Technology Corp	38,016
691		Symbol Technologies, Inc	9,536
663		Timken Co	15,401
12,831	*	Xerox Corp	186,948

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	1,371,771

INSTRUMENTS AND RELATED PRODUCTS—2.29%
9,256	*	Agilent Technologies, Inc	292,767
669		Applera Corp (Applied
		Biosystems Group)	13,233
109		Bard (C.R.), Inc	10,643
1,000		Bausch & Lomb, Inc	59,970
5,841		Eastman Kodak Co	152,859
1,400		PerkinElmer, Inc	28,966
3,400		Rockwell Automation, Inc	117,878
100	*	Steris Corp	2,580
1,300		Tektronix, Inc	42,523
673		Teleflex, Inc	33,132
2,600	*	Thermo Electron Corp	73,528

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	828,079

INSURANCE AGENTS, BROKERS AND SERVICE—0.41%
5,304		AON Corp	$ 148,035

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	148,035

INSURANCE CARRIERS—8.84%
1,770		Aetna, Inc	158,804
76	*	Alleghany Corp	18,918
1,600		Ambac Financial Group,
		Inc	118,048
700		American Financial Group,
		Inc	20,881
200		American National
		Insurance Co	17,898
1,200		Berkley (W.R.) Corp	47,856
2,904		Cigna Corp	171,394
2,755		Cincinnati Financial Corp	119,705
500	*	CNA Financial Corp	13,780
500		Erie Indemnity Co (Class A)	24,130
2,860		Fidelity National Financial,
		Inc	113,256
1,408		First American Corp	42,831
807		HCC Insurance Holdings,
		Inc	26,090
701	*	Health Net, Inc	17,476
3,500	*	Humana, Inc	66,570
2,972		Jefferson-Pilot Corp	163,490
5,995		John Hancock Financial
		Services, Inc	261,922
900		Leucadia National Corp	47,952
3,700		Lincoln National Corp	175,084
2,731		Loews Corp	161,293
100	*	Markel Corp	28,790
3,008		MBIA, Inc	188,602
500		Mercury General Corp	24,965
1,489		MGIC Investment Corp	95,638
900	*	MONY Group, Inc	28,296
1,091		Nationwide Financial
		Services, Inc (Class A)	39,331
200		Odyssey Re Holdings Corp	5,400
3,750		Old Republic International
		Corp	92,100
1,560	*	Pacificare Health Systems,
		Inc	61,698
1,900		PMI Group, Inc	70,984
1,400		Protective Life Corp	52,430
1,751		Radian Group, Inc	74,593
400		Reinsurance Group Of
		America, Inc	16,388
2,618		Safeco Corp	113,019
4,345		St. Paul Travelers Cos, Inc	173,843

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 166

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004
SHARES			VALUE

INSURANCE CARRIERS—(Continued)
600		Stancorp Financial Group,
		Inc	$ 39,150
2,346		Torchmark Corp	126,191
391		Transatlantic Holdings, Inc	34,099
1,000		Unitrin, Inc	42,900
5,900		UnumProvident Corp	86,317
342	*	WellChoice, Inc	12,620
24		Wesco Financial Corp	9,288

		TOTAL INSURANCE
		CARRIERS	3,204,020

LUMBER AND WOOD PRODUCTS—0.62%
5,300		Georgia-Pacific Corp	178,557
1,068		Rayonier, Inc	46,682

		TOTAL LUMBER AND WOOD
		PRODUCTS	225,239

METAL MINING—0.24%
973	*	Phelps Dodge Corp	79,455
200		Southern Peru Copper Corp	8,090

		TOTAL METAL MINING	87,545

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.23%
605		Blyth, Inc	19,765
2,900		Hasbro, Inc	63,075

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	82,840

MISCELLANEOUS RETAIL—1.02%
700	*	Barnes & Noble, Inc	22,820
1,400		Borders Group, Inc	33,236
207		Michaels Stores, Inc	10,064
662	*	Mohawk Industries, Inc	54,516
200		MSC Industrial Direct Co
		(Class A)	5,990
6,500	*	Office Depot, Inc	122,330
800		Omnicare, Inc	35,464
2,499	*	Rite Aid Corp	13,595
4300	*	Toys “R” Us, Inc	72,240

		TOTAL MISCELLANEOUS
		RETAIL	370,255

MOTION PICTURES—0.13%
500		Blockbuster, Inc (Class A)	8,750
1,505	*	Metro-Goldwyn-Mayer, Inc	26,187
584		Regal Entertainment Group
		(Class A)	12,836

		TOTAL MOTION PICTURES	47,773

NONDEPOSITORY INSTITUTIONS—1.68%
1,254		American Capital
		Strategies Ltd	41,683

2,000	*	AmeriCredit Corp	$ 34,060
4,043		CIT Group, Inc	153,836
3,360		Countrywide Financial Corp	322,224
3,300	*	Providian Financial Corp	43,230
100		Student Loan Corp	15,501

		TOTAL NONDEPOSITORY
		INSTITUTIONS	610,534

NONMETALLIC MINERALS, EXCEPT FUELS—0.25%
1,900		Vulcan Materials Co	90,136

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	90,136

OIL AND GAS EXTRACTION—2.66%
731		Chesapeake Energy Corp	9,795
500		Diamond Offshore Drilling,
		Inc	12,095
1,975		ENSCO International, Inc	55,636
1,100		Helmerich & Payne, Inc	31,515
2,100		Kerr-McGee Corp	108,150
688	*	Key Energy Services, Inc	7,568
6,463		Marathon Oil Corp	217,609
500	*	Newfield Exploration Co	23,965
760		Noble Energy, Inc	35,796
2,100		Pioneer Natural Resources
		Co	67,830
1,318		Pogo Producing Co	60,457
1,200	*	Pride International, Inc	20,472
800	*	Rowan Cos, Inc	16,872
600		Tidewater, Inc	16,878
5,461		Unocal Corp	203,586
600	*	Varco International, Inc	10,806
432	*	Westport Resources Corp	14,252
1,950		XTO Energy, Inc	49,218

		TOTAL OIL AND GAS
		EXTRACTION	962,500

PAPER AND ALLIED PRODUCTS—1.45%
1,956		Bemis Co	50,856
1,340		Boise Cascade Corp	46,431
1,100		Bowater, Inc	47,993
4,200		MeadWestvaco Corp	118,818
1,200		Packaging Corp Of America	27,072
1,528	*	Pactiv Corp	33,998
4,957	*	Smurfit-Stone Container
		Corp	87,194
2,000		Sonoco Products Co	48,560
1,000		Temple-Inland, Inc	63,340

		TOTAL PAPER AND ALLIED
		PRODUCTS	524,262

167 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004

SHARES			VALUE

PERSONAL SERVICES—0.17%
361		Regis Corp	$ 16,043
6,182	*	Service Corp International	46,180

		TOTAL PERSONAL
		SERVICES	62,223

PETROLEUM AND COAL PRODUCTS—1.67%
1,421		Amerada Hess Corp	92,763
1,400		Ashland, Inc	65,086
1,100		Lubrizol Corp	34,639
2,800		Lyondell Chemical Co	41,552
1,615		Murphy Oil Corp	101,697
700	*	Premcor, Inc	21,679
1,600		Sunoco, Inc	99,808
2,472		Valero Energy Corp	148,221

		TOTAL PETROLEUM AND
		COAL PRODUCTS	605,445

PRIMARY METAL INDUSTRIES—0.86%
2,372		Engelhard Corp	70,899
1,600		Nucor Corp	98,368
1,200		Precision Castparts Corp	52,836
2,100		United States Steel Corp	78,267
653		Worthington Industries, Inc	12,518

		TOTAL PRIMARY METAL
		INDUSTRIES	312,888

PRINTING AND PUBLISHING—1.38%
1,495		Belo Corp (Class A)	41,501
300		Harte-Hanks, Inc	7,026
1,428		Knight Ridder, Inc	104,601
900		Lee Enterprises, Inc	40,662
400		McClatchy Co (Class A)	28,416
300		Media General, Inc
		(Class A)	20,184
303		Meredith Corp	15,320
1,100		New York Times Co
		(Class A)	48,620
2,100		R.R. Donnelley & Sons Co	63,525
1,600		Reader’s Digest Association,
		Inc (Class A)	22,528
541	*	Scholastic Corp	14,742
876	*	Valassis Communications,
		Inc	26,630
74		Washington Post Co
		(Class B)	65,446

		TOTAL PRINTING AND
		PUBLISHING	499,201

RAILROAD TRANSPORTATION—0.86%
4,419		CSX Corp	133,852
8,078		Norfolk Southern Corp	178,443

		TOTAL RAILROAD
		TRANSPORTATION	312,295

REAL ESTATE—0.27%
1,965		Catellus Development Corp	$ 51,110
600		Forest City Enterprises,
		Inc (Class A)	32,310
300		LNR Property Corp	16,059

		TOTAL REAL ESTATE	99,479

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.18%
700		Aptargroup, Inc	26,880
900		Reebok International Ltd	37,215

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTIC
		PRODUCTS	64,095

SECURITY AND COMMODITY BROKERS—1.86%
1,175		A.G. Edwards, Inc	45,966
2,000		Bear Stearns Cos, Inc	175,360
3,500	*	E*Trade Financial Corp	46,725
3,384		Franklin Resources, Inc	188,421
2,500	*	Instinet Group, Inc	17,625
4,949		Janus Capital Group, Inc	81,065
714		Jefferies Group, Inc	25,226
900	*	LaBranche & Co, Inc	10,089
218		Legg Mason, Inc	20,226
1,200		Raymond James Financial,
		Inc	29,820
647		T Rowe Price Group, Inc	34,828

		TOTAL SECURITY AND
		COMMODITY BROKERS	675,351

STONE, CLAY, AND GLASS PRODUCTS—0.66%
13,347	*	Corning, Inc	149,219
36		Eagle Materials, Inc	2,119
123		Eagle Materials, Inc
		(Class B)	7,183
445		Florida Rock Industries, Inc	18,757
700		Lafarge North America, Inc	28,455
2,300	*	Owens-Illinois, Inc	32,246

		TOTAL STONE, CLAY AND
		GLASS PRODUCTS	237,979

TOBACCO PRODUCTS—0.70%
808		Loews Corp (Carolina
		Group)	22,099
1,800		R.J. Reynolds Tobacco
		Holdings, Inc	108,900
3,440		UST, Inc	124,184

		TOTAL TOBACCO
		PRODUCTS	255,183

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 168

Statement of Investments (Unaudited) - Mid-Cap Value Index Fund - March 31, 2004
SHARES			VALUE

TRANSPORTATION BY AIR—0.05%
2,400	*	Delta Air Lines, Inc	$ 19,008

		TOTAL TRANSPORTATION
		BY AIR	19,008

TRANSPORTATION EQUIPMENT—2.34%
600	*	American Axle &
		Manufacturing Holdings,
		Inc	22,110
1,300		ArvinMeritor, Inc	25,779
1,113		Autoliv, Inc	45,633
1,800		Brunswick Corp	73,494
3,100		Dana Corp	61,566
9,319		Delphi Corp	92,817
3,513		Genuine Parts Co	114,945
2,400		Goodrich Corp	67,368
502	*	Navistar International Corp	23,017
3,450		Paccar, Inc	194,028
2,357		Textron, Inc	125,275

		TOTAL TRANSPORTATION
		EQUIPMENT	846,032

TRANSPORTATION SERVICES—0.18%
2,681		Sabre Holdings Corp	66,516

		TOTAL TRANSPORTATION
		SERVICES	66,516

TRUCKING AND WAREHOUSING—0.19%
1,000		CNF, Inc	33,600
646	*	Hunt (J.B.) Transport
		Services, Inc	18,198
400	*	Swift Transportation Co,
		Inc	6,868
452		Werner Enterprises, Inc	8,565

		TOTAL TRUCKING AND
		WAREHOUSING	67,231

WHOLESALE TRADE-DURABLE GOODS—1.33%
1,773	*	Apogent Technologies, Inc	54,396
1,600	*	Arrow Electronics, Inc	40,736
2,400	*	Avnet, Inc	58,776
600		BorgWarner, Inc	50,898
588		Carlisle Cos, Inc	33,310
3,100		IKON Office Solutions, Inc	39,680
2,114	*	Ingram Micro, Inc (Class A)	38,263
1,000		Martin Marietta Materials,
		Inc	46,160
1,080	*	Tech Data Corp	44,215
1,600		W.W. Grainger, Inc	76,800

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	483,234

WHOLESALE TRADE-NONDURABLE GOODS—0.94%
1,228		Airgas, Inc	$ 26,156
1,144		AmerisourceBergen Corp	62,554
1,276		Brown-Forman Corp
		(Class B)	60,814
300	*	Henry Schein, Inc	21,426
2,439		McKesson Corp	73,390
300	*	Performance Food Group
		Co	10,305
2,800		Supervalu, Inc	85,510

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	340,155

		TOTAL COMMON STOCK
		(Cost $26,716,087)	36,097,279

		TOTAL PORTFOLIO—99.66%
		(Cost $26,716,087)	36,097,279
		OTHER ASSETS &
		LIABILITIES, NET—0.34%	122,464

		NET ASSETS—100.00%	$36,219,743

*	Non-income producing
b	In bankruptcy
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

169 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004
Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 221,907	0.44%
Apparel and Accessory Stores	751,260	1.49
Apparel and Other Textile Products	251,504	0.50
Auto Repair, Services and Parking	34,857	0.07
Automotive Dealers and Service Stations	259,497	0.52
Building Materials and Garden Supplies	53,690	0.11
Business Services	4,384,138	8.71
Chemicals and Allied Products	3,103,536	6.16
Coal Mining	31,528	0.06
Communications	1,328,221	2.64
Depository Institutions	3,722,310	7.39
Eating and Drinking Places	660,563	1.31
Educational Services	265,211	0.53
Electric, Gas and Sanitary Services	3,823,539	7.59
Electronic and Other Electric Equipment	3,150,248	6.26
Engineering and Management Services	769,625	1.53
Fabricated Metal Products	439,589	0.87
Food and Kindred Products	990,973	1.97
Food Stores	619,698	1.23
Furniture and Fixtures	647,894	1.29
Furniture and Homefurnishings Stores	218,308	0.43
General Building Contractors	647,789	1.29
General Merchandise Stores	1,063,729	2.11
Health Services	1,000,330	1.99
Holding and Other Investment Offices	2,944,071	5.85
Hotels and Other Lodging Places	489,882	0.97
Industrial Machinery and Equipment	2,840,798	5.64
Instruments and Related Products	2,161,913	4.29
Insurance Agents, Brokers and Service	206,543	0.41
Insurance Carriers	2,938,916	5.84
Leather and Leather Products	149,003	0.30
Lumber and Wood Products	181,146	0.36
Metal Mining	216,366	0.43
Miscellaneous Manufacturing Industries	219,268	0.43
Miscellaneous Retail	830,239	1.65
Motion Pictures	48,419	0.10
Nondepository Institutions	609,939	1.21
Nonmetallic Minerals, Except Fuels	75,904	0.15
Oil and Gas Extraction	1,312,640	2.61

Paper and Allied Products	$ 460,704	0.91%
Personal Services	356,822	0.71
Petroleum and Coal Products	498,211	0.99
Primary Metal Industries	275,741	0.55
Printing and Publishing	671,004	1.33
Railroad Transportation	260,076	0.51
Real Estate	115,458	0.23
Rubber and Miscellaneous Plastic Products	133,717	0.27
Security and Commodity Brokers	1,101,605	2.19
Stone, Clay and Glass Products	330,808	0.65
Tobacco Products	215,919	0.43
Transportation by Air	56,818	0.11
Transportation Equipment	871,553	1.73
Transportation Services	178,958	0.35
Trucking and Warehousing	81,843	0.16
Wholesale Trade-Durable Goods	550,364	1.09
Wholesale Trade-Nondurable Goods	483,315	0.96

TOTAL COMMON STOCK (Cost $36,495,162)	50,307,907	99.90

TOTAL PORTFOLIO (Cost $36,495,162)	50,307,907	99.90
OTHER ASSETS & LIABILITIES, NET	48,095	0.10

NET ASSETS	$50,356,002	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.90%
AMUSEMENT AND RECREATION SERVICES—0.44%
5,100	*	Caesars Entertainment, Inc	$ 66,504
1,800		Harrah’s Entertainment, Inc	98,802
600		International Speedway
		Corp (Class A)	28,200
643		Station Casinos, Inc	28,401

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	221,907

APPAREL AND ACCESSORY STORES—1.49%
1,700		Abercrombie & Fitch Co
		(Class A)	57,528
1,400	*	Chico’s FAS, Inc	64,960
1,500		Claire’s Stores, Inc	31,260
2,500		Foot Locker, Inc	64,500
7,400		Limited Brands, Inc	148,000
1,700		Nordstrom, Inc	67,830
2,600		Ross Stores, Inc	79,586
600		Talbots, Inc	21,468

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 170

  Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004
SHARES			VALUE

APPAREL AND ACCESSORY STORES—(Continued)
8,800		TJX Cos, Inc	$ 216,128

		TOTAL APPAREL AND
		ACCESSORY STORES	751,260

APPAREL AND OTHER TEXTILE PRODUCTS—0.50%
300	*	Columbia Sportswear Co	16,632
2,100		Jones Apparel Group, Inc	75,915
1,800		Liz Claiborne, Inc	66,042
667		Polo Ralph Lauren Corp	22,865
1,500		VF Corp	70,050

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	251,504

AUTO REPAIR, SERVICES AND PARKING—0.07%
900		Ryder System, Inc	34,857

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	34,857

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.52%
846	*	Advance Auto Parts	34,407
3,100	*	Autonation, Inc	52,855
1,100	*	Autozone, Inc	94,567
1,700	*	Carmax, Inc	49,640
700	*	O’Reilly Automotive, Inc	28,028

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	259,497

BUILDING MATERIALS AND GARDEN SUPPLIES—0.11%
1,000		Fastenal Co	53,690

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	53,690

BUSINESS SERVICES—8.71%
6,700	*	3Com Corp	47,302
1,000		Acxiom Corp	21,960
3,900		Adobe Systems, Inc	153,777
1,900	*	Affiliated Computer Services,
		Inc (Class A)	98,610
200	*	Alliance Data Systems Corp	6,710
2,000		Autodesk, Inc	63,240
6,338	*	BEA Systems, Inc	80,873
2,200	*	Bisys Group, Inc	36,872
3,900	*	BMC Software, Inc	76,245
4,200	*	Brocade Communications
		Systems, Inc	27,972
4,500	*	Cadence Design Systems,
		Inc	66,330
2,200	*	Ceridian Corp	43,362
900		Certegy, Inc	31,518

1,300	*	Checkfree Corp	$ 38,298
1,400	*	ChoicePoint, Inc	53,242
3,000	*	Citrix Systems, Inc	64,860
1,100	*	Cognizant Technology
		Solutions Corp	49,775
3,100	*	Computer Sciences Corp	125,023
6,800	*	Compuware Corp	50,660
2,400	*	Convergys Corp	36,480
900		Deluxe Corp	36,090
1,800	*	DoubleClick, Inc	20,250
1,300	*	DST Systems, Inc	58,955
1,300	*	Dun & Bradstreet Corp	69,550
3,800	*	Electronic Arts, Inc	205,048
7,700		Electronic Data Systems
		Corp	148,995
2,400		Equifax, Inc	61,968
296		Factset Research Systems,
		Inc	12,598
1,350		Fair Isaac Corp	48,708
3,102		First Data Corp	130,780
3,100	*	Fiserv, Inc	110,887
500	*	Getty Images, Inc	26,990
900		GTECH Holdings Corp	53,226
1,200		Henry (Jack) & Associates,
		Inc	23,112
573		Imation Corp	21,556
4,200		IMS Health, Inc	97,692
600	*	Interactive Data Corp	10,668
7,200	*	Interpublic Group Of Cos,
		Inc	110,736
3,100	*	Intuit, Inc	139,128
1,200	*	Iron Mountain, Inc	53,556
5,800	*	Juniper Networks, Inc	150,858
1,200	*	Lamar Advertising Co	48,264
1,000	*	Macromedia, Inc	20,070
1,500		Manpower, Inc	69,750
1,400	*	Mercury Interactive Corp	62,720
1,600	*	Monster Worldwide, Inc	41,920
900		National Instruments Corp	28,314
1,500	*	NCR Corp	66,090
1,000	*	NetScreen Technologies, Inc	36,430
2,900	*	Network Associates, Inc	52,200
6,600	*	Novell, Inc	75,108
5,493	*	Peoplesoft, Inc	101,566
444	*	Pixar	28,620
1,600	*	RealNetworks, Inc	9,600
2,300	*	Red Hat, Inc	52,578
1,100	*	Rent-A-Center, Inc	36,289
1,200		Reynolds & Reynolds Co
		(Class A)	34,092
2,500	*	Robert Half International,
		Inc	59,050
7,100	*	Siebel Systems, Inc	81,721

171 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
4,800	*	SunGard Data Systems, Inc	$ 131,520
5,100	*	Symantec Corp	236,130
2,400	*	Synopsys, Inc	69,504
700		Total System Services, Inc	14,749
5,100	*	Unisys Corp	72,828
3,400	*	VeriSign, Inc	56,406
1,700		Viad Corp	41,089
5,500	*	WebMD Corp	48,895
1,500	*	Westwood One, Inc	44,175

		TOTAL BUSINESS SERVICES	4,384,138

CHEMICALS AND ALLIED PRODUCTS—6.16%
1,050		Alberto-Culver Co	46,064
2,200		Allergan, Inc	185,152
447	*	American Pharmaceutical
		Partners, Inc	20,982
1,500	*	Amylin Pharmaceuticals,
		Inc	35,535
1,200	*	Andrx Corp	32,640
1,900		Avery Dennison Corp	118,199
1,200	*	Barr Pharmaceuticals, Inc	55,080
5,075	*	Biogen Idec, Inc	282,170
1,000		Cabot Corp	32,800
800	*	Cephalon, Inc	45,848
700	*	Charles River Laboratories
		International, Inc	29,995
1,500	*	Chiron Corp	66,015
700		Church & Dwight Co, Inc	30,317
2,700		Clorox Co	132,057
618		Cytec Industries, Inc	21,982
1,400		Eastman Chemical Co	59,752
3,200		Ecolab, Inc	91,296
219	*	Eon Labs, Inc	14,691
1,800		Estee Lauder Cos (Class A)	79,812
2,200	*	Human Genome Sciences,
		Inc	27,566
900	*	ICOS Corp	33,345
600	*	Idexx Laboratories, Inc	34,122
1,100	*	ImClone Systems, Inc	55,946
1,200		International Flavors &
		Fragrances, Inc	42,600
900	*	Invitrogen Corp	64,521
2,200	*	IVAX Corp	50,094
4,100	*	King Pharmaceuticals, Inc	69,044
800		Medicis Pharmaceutical
		Corp (Class A)	32,000
4,400	*	MedImmune, Inc	101,552
4,900	*	Millennium Pharmaceuticals,
		Inc	82,810
4,750		Mylan Laboratories, Inc	107,968
700	*	Neurocrine Biosciences, Inc	41,370

542	*	Pharmaceutical Resources,
		Inc	$ 30,818
2,900		PPG Industries, Inc	169,070
5,600		Praxair, Inc	207,872
1,500	*	Protein Design Labs, Inc	35,730
2,800		Rohm & Haas Co	111,552
2,000		RPM International, Inc	33,080
400	*	Scotts Co (Class A)	25,660
1,300	*	Sepracor, Inc	62,530
2,100		Sherwin-Williams Co	80,703
1,200		Sigma-Aldrich Corp	66,408
1,100		Valeant Pharmaceuticals
		International	26,257
1,000		Valspar Corp	49,230
1,900	*	Watson Pharmaceuticals,
		Inc	81,301

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	3,103,536

COAL MINING—0.06%
300		Consol Energy, Inc	8,040
505		Peabody Energy Corp	23,488

		TOTAL COAL MINING	31,528

COMMUNICATIONS—2.64%
3,900	*	American Tower Corp
		(Class A)	44,265
7,500	*	Avaya, Inc	119,100
1,500	*	Cablevision Systems Corp
		(Class A)	34,320
2,600		CenturyTel, Inc	71,474
500	*	Cox Radio, Inc (Class A)	10,650
1,300	*	Crown Castle International
		Corp	16,419
600	*	Entercom Communications
		Corp	27,162
700	*	Entravision Communications
		Corp (Class A)	6,279
1,800	*	Foundry Networks, Inc	30,906
400		Global Payments, Inc	18,032
461		Hearst-Argyle Television, Inc	12,396
900	*	IDT Corp	17,883
9,800	*	Level 3 Communications,
		Inc	39,396
67,000	*	Lucent Technologies, Inc	275,370
1,200	*	Nextel Partners, Inc
		(Class A)	15,192
1,280	*	NTL, Inc	76,096
500	*	PanAmSat Corp	12,240
22,200	*	Qwest Communications
		International, Inc	95,682
1,300	*	Radio One, Inc (Class D)	24,050
13,400	*	Sprint Corp (PCS Group)	123,280

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 172

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
900		Telephone & Data Systems,
		Inc	$ 63,783
300	*	U.S. Cellular Corp	11,595
2,394	*	UnitedGlobalcom, Inc
		(Class A)	20,325
2,580	*	Univision Communications,
		Inc (Class A)	85,166
400	*	West Corp	9,960
2,400	*	XM Satellite Radio
		Holdings, Inc	67,200

		TOTAL COMMUNICATIONS	1,328,221

DEPOSITORY INSTITUTIONS—7.39%
6,000		AmSouth Bancorp	141,060
1,200		Associated Banc-Corp	53,748
1,400		Astoria Financial Corp	53,242
1,300		Bancorpsouth, Inc	28,444
1,000		Bank Of Hawaii Corp	46,330
2,800		Banknorth Group, Inc	95,312
306	*	BOK Financial Corp	12,546
300		Capitol Federal Financial	10,770
3,900		Charter One Financial, Inc	137,904
600		City National Corp	35,940
2,000		Colonial Bancgroup, Inc	37,000
2,900		Comerica, Inc	157,528
1,200		Commerce Bancorp, Inc	79,056
1,050		Commerce Bancshares, Inc	50,096
2,300		Compass Bancshares, Inc	95,381
800		Cullen/Frost Bankers, Inc	34,208
500		Downey Financial Corp	26,450
532		First Bancorp (Puerto Rico)	22,131
800		First Midwest Bancorp, Inc	27,312
800		First National Bankshares
		of Florida, Inc	14,056
2,100		First Tennessee National
		Corp	100,170
1,300		FirstMerit Corp	33,865
800		FNB Corp	17,680
1,800		Fulton Financial Corp	40,086
2,000		Greenpoint Financial Corp	87,420
2,556		Hibernia Corp (Class A)	60,040
1,200		Hudson City Bancorp, Inc	45,408
700		Hudson United Bancorp	26,635
3,900		Huntington Bancshares, Inc	86,541
900		IndyMac Bancorp, Inc	32,661
400		International Bancshares
		Corp	21,132
3,900		Marshall & Ilsley Corp	147,459
1,400		Mercantile Bankshares
		Corp	60,158
3,400		National Commerce
		Financial Corp	97,274

4,433		New York Community
		Bancorp, Inc	$ 151,963
2,700		North Fork Bancorp, Inc	114,264
3,400		Northern Trust Corp	158,406
1,286		Old National Bancorp	29,082
200		Park National Corp	22,660
400		People’s Bank	18,596
700		Provident Financial Group,
		Inc	28,112
3,800		Regions Financial Corp	138,776
1,600		Sky Financial Group, Inc	41,520
5,800		SouthTrust Corp	192,328
5,200		Sovereign Bancorp, Inc	111,384
5,300		Synovus Financial Corp	129,585
1,200		TCF Financial Corp	61,284
833		Trustmark Corp	24,240
3,500		Union Planters Corp	104,475
1,008		UnionBanCal Corp	52,809
659		United Bankshares, Inc	20,100
1,600		Valley National Bancorp	44,752
1,210		Washington Federal, Inc	30,891
900		Webster Financial Corp	45,639
600		Westamerica Bancorp	30,276
700		Whitney Holding Corp	29,218
1,100		Wilmington Trust Corp	41,107
1,500		Zions Bancorp	85,800

		TOTAL DEPOSITORY
		INSTITUTIONS	3,722,310

EATING AND DRINKING PLACES—1.31%
900		Applebee’s International,
		Inc	37,215
1,300		Aramark Corp (Class B)	35,633
1,600	*	Brinker International, Inc	60,688
800		CBRL Group, Inc	31,712
2,900		Darden Restaurants, Inc	71,891
1,000	*	Krispy Kreme Doughnuts,
		Inc	34,340
1,000		Outback Steakhouse, Inc	48,700
1,000		Ruby Tuesday, Inc	32,150
800	*	The Cheesecake Factory, Inc	36,904
2,000		Wendy’s International, Inc	81,380
5,000	*	Yum! Brands, Inc	189,950

		TOTAL EATING AND DRINKING
		PLACES	660,563

EDUCATIONAL SERVICES—0.53%
400	*	Apollo Group, Inc
		(University Of Phoenix
		Online)	34,808
1,600	*	Career Education Corp	90,624
1,600	*	Corinthian Colleges, Inc	52,896
1,100	*	DeVry, Inc	33,165

173 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

EDUCATIONAL SERVICES—(Continued)
1,026	*	Education Management
		Corp	$ 32,658
675	*	ITT Educational Services,
		Inc	21,060

		TOTAL EDUCATIONAL
		SERVICES	265,211

ELECTRIC, GAS AND SANITARY SERVICES—7.59%
7,500	*	AES Corp	63,975
1,030		AGL Resources, Inc	29,891
1,500		Allete, Inc	52,635
1,700		Alliant Energy Corp	44,302
3,100	*	Allied Waste Industries, Inc	41,261
2,900		Ameren Corp	133,661
1,625		Aqua America, Inc	35,230
6,800	*	Calpine Corp	31,756
4,800		Centerpoint Energy, Inc	54,864
3,100		Cinergy Corp	126,759
5,100	*	Citizens Communications Co	65,994
3,900		Consolidated Edison, Inc	171,990
2,800		Constellation Energy Group,
		Inc	111,860
2,200		DPL, Inc	41,250
3,000		DTE Energy Co	123,450
1,200		Duquesne Light Holdings,
		Inc	23,400
4,400	*	Dynegy, Inc (Class A)	17,424
5,100		Edison International	123,879
11,000		El Paso Corp	78,210
2,600		Energy East Corp	65,936
1,100		Equitable Resources, Inc	48,862
1,200		Great Plains Energy, Inc	40,548
600		Hawaiian Electric
		Industries, Inc	31,104
2,800		KeySpan Corp	107,016
1,600		Kinder Morgan, Inc	100,832
1,900		MDU Resources Group, Inc	44,631
1,100		National Fuel Gas Co	27,060
800		Nicor, Inc	28,184
4,600		NiSource, Inc	97,750
2,000		Northeast Utilities	37,300
900		NSTAR	45,648
1,400		OGE Energy Corp	37,016
1,400		Oneok, Inc	31,570
600		Peoples Energy Corp	26,790
2,800		Pepco Holdings, Inc	57,232
7,000	*	PG&E Corp	202,790
700		Piedmont Natural Gas Co,
		Inc	29,554
1,500		Pinnacle West Capital Corp	59,025
3,000		PPL Corp	136,800

3,900		Public Service Enterprise
		Group, Inc	$ 183,222
1,500		Puget Energy, Inc	33,555
1,300		Questar Corp	47,372
4,800	*	Reliant Resources, Inc	39,408
2,800		Republic Services, Inc	75,796
1,900		SCANA Corp	67,165
3,300		Sempra Energy	104,940
600	*	Stericycle, Inc	28,716
3,300		TECO Energy, Inc	48,279
200		Texas Genco Holdings, Inc	7,150
5,500		TXU Corp	157,630
748		UGI Corp	24,624
1,300		Vectren Corp	32,071
324		Western Gas Resources, Inc	16,475
900		WGL Holdings, Inc	27,090
8,900		Williams Cos, Inc	85,173
1,900		Wisconsin Energy Corp	61,085
700		WPS Resources Corp	33,460
6,900		Xcel Energy, Inc	122,889

		TOTAL ELECTRIC, GAS AND
		SANITARY SERVICES	3,823,539

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.26%
12,900	*	ADC Telecommunications,
		Inc	37,410
620		Adtran, Inc	18,619
1,400	*	Advanced Fibre
		Communications, Inc	30,842
5,900	*	Advanced Micro Devices,
		Inc	95,757
26,400	*	Agere Systems, Inc
		(Class B)	82,368
6,600	*	Altera Corp	134,970
2,900		American Power Conversion
		Corp	66,729
1,052		Ametek, Inc	26,973
1,500	*	Amkor Technology, Inc	21,945
600	*	Amphenol Corp (Class A)	17,820
5,900	*	Applied Micro Circuits Corp	33,925
6,800	*	Atmel Corp	44,200
1,000		AVX Corp	16,490
3,800	*	Broadcom Corp (Class A)	148,846
8,700	*	CIENA Corp	43,239
2,800	*	Comverse Technology, Inc	50,792
1,200	*	Cree, Inc	26,760
2,000	*	Cypress Semiconductor
		Corp	40,940
1,400	*	Energizer Holdings, Inc	65,366
1,500	*	Fairchild Semiconductor
		International, Inc	36,045

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 174

  Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
3,800	*	Gemstar-TV Guide
		International, Inc	$ 25,498
900		Harman International
		Industries, Inc	71,640
1,100		Harris Corp	53,251
900		Hubbell, Inc (Class B)	36,117
1,000	*	Integrated Circuit Systems,
		Inc	25,030
1,700	*	Integrated Device
		Technology, Inc	25,500
900	*	Interdigital
		Communications Corp	15,732
1,100	*	International Rectifier Corp	50,589
2,300		Intersil Corp (Class A)	51,267
2,800	*	Jabil Circuit, Inc	82,404
23,300	*	JDS Uniphase Corp	94,831
1,300		L-3 Communications
		Holdings, Inc	77,324
6,300	*	LSI Logic Corp	58,842
1,300		Maytag Corp	41,041
1,700	*	McData Corp (Class A)	11,968
500	*	MEMC Electronic Materials,
		Inc	4,575
3,600		Microchip Technology, Inc	95,616
9,600	*	Micron Technology, Inc	160,416
2,200		Molex, Inc	66,858
3,200	*	National Semiconductor
		Corp	142,176
2,700	*	Novellus Systems, Inc	85,833
2,500	*	Nvidia Corp	66,225
2,800	*	PMC-Sierra, Inc	47,516
1,600	*	Polycom, Inc	33,968
1,700	*	QLogic Corp	56,117
1,600	*	Rambus, Inc	44,848
3,000		Rockwell Collins, Inc	94,830
9,100	*	Sanmina-SCI Corp	100,191
2,500		Scientific-Atlanta, Inc	80,850
529	*	Silicon Laboratories, Inc	27,974
14,300	*	Sirius Satellite Radio, Inc	48,620
7,000	*	Tellabs, Inc	60,410
1,200	*	Utstarcom, Inc	34,512
2,900	*	Vishay Intertechnology, Inc	61,886
1,100		Whirlpool Corp	75,757

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	3,150,248

ENGINEERING AND MANAGEMENT SERVICES—1.53%
1,200	*	Affymetrix, Inc	40,500

2,500	*	BearingPoint, Inc	$ 26,800
1,400	*	Celgene Corp	66,710
613		Corporate Executive Board
		Co	28,811
1,400		Fluor Corp	54,166
235	*	Hewitt Associates, Inc	7,522
800	*	Jacobs Engineering Group,
		Inc	35,680
4,500		Monsanto Co	165,015
2,100		Moody’s Corp	148,680
900	*	Pharmaceutical Product
		Development, Inc	26,811
1,300		Quest Diagnostics, Inc	107,679
5,100		Servicemaster Co	61,251

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	769,625

FABRICATED METAL PRODUCTS—0.87%
700	*	Alliant Techsystems, Inc	38,080
1,000		Ball Corp	67,780
900		Crane Co	29,700
2,500		Fortune Brands, Inc	191,575
800		Harsco Corp	36,400
900		Snap-On, Inc	29,106
1,100		Stanley Works	46,948

		TOTAL FABRICATED METAL
		PRODUCTS	439,589

FOOD AND KINDRED PRODUCTS—1.97%
9,000		Archer Daniels Midland Co	151,830
3,900		Coca-Cola Enterprises, Inc	94,263
1,400	*	Constellation Brands, Inc
		(Class A)	44,940
500		Coors (Adolph) Co (Class B)	34,725
2,700	*	Dean Foods Co	90,180
3,000	*	Del Monte Foods Co	33,750
1,600		Hershey Foods Corp	132,560
1,300		Hormel Foods Corp	38,129
819		J.M. Smucker Co	43,227
500		Lancaster Colony Corp	20,200
2,400		McCormick & Co, Inc
		(Non-Vote)	80,448
2,900		Pepsi Bottling Group, Inc	86,275
900		PepsiAmericas Inc	18,378
1,600	*	Smithfield Foods, Inc	43,392
424		Tootsie Roll Industries, Inc	15,501
3,500		Tyson Foods, Inc (Class A)	63,175

		TOTAL FOOD AND KINDRED
		PRODUCTS	990,973

FOOD STORES—1.23%
5,800		Albertson’s, Inc	128,470
7,600	*	Safeway, Inc	156,408
6,700	*	Starbucks Corp	252,925

175 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

FOOD STORES—(Continued)
900		Whole Foods Market, Inc	$ 67,455
1,900	*	Winn-Dixie Stores, Inc	14,440

		TOTAL FOOD STORES	619,698

FURNITURE AND FIXTURES—1.29%
600		Ethan Allen Interiors, Inc	24,756
700		Furniture Brands
		International, Inc	22,540
1,300		Herman Miller, Inc	34,619
900		Hillenbrand Industries, Inc	61,101
1,000		HON Industries, Inc	37,160
3,000		Johnson Controls, Inc	177,450
900		La-Z-Boy, Inc	19,584
1,200		Lear Corp	74,352
3,200		Leggett & Platt, Inc	75,872
4,800		Newell Rubbermaid, Inc	111,360
700		Steelcase, Inc (Class A)	9,100

		TOTAL FURNITURE AND
		FIXTURES	647,894

FURNITURE AND HOMEFURNISHINGS STORES—0.43%
3,300		Circuit City Stores, Inc
		(Circuit City Group)	37,290
1,700		Pier 1 Imports, Inc	40,290
2,800		RadioShack Corp	92,848
1,400	*	Williams-Sonoma, Inc	47,880

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	218,308

GENERAL BUILDING CONTRACTORS—1.29%
2,200		Centex Corp	118,932
3,150		D.R. Horton, Inc	111,605
504	*	Hovnanian Enterprises, Inc
		(Class A)	21,748
700		KB Home	56,560
1,850		Lennar Corp (Class A)	99,956
160		Lennar Corp (Class B)	8,146
341		MDC Holdings, Inc	24,006
100	*	NVR, Inc	46,000
1,600		Pulte Homes, Inc	88,960
400		Ryland Group, Inc	35,532
800	*	Toll Brothers, Inc	36,344

		TOTAL GENERAL BUILDING
		CONTRACTORS	647,789

GENERAL MERCHANDISE STORES—2.11%
700	*	99 Cents Only Stores	17,094
1,900	*	Big Lots, Inc	27,550
4,800		Dollar General Corp	92,160
1,900	*	Dollar Tree Stores, Inc	58,691
2,500		Family Dollar Stores, Inc	89,875

3,300		Federated Department
		Stores, Inc	$ 178,365
4,700		J.C. Penney Co, Inc	163,466
5,000		May Department Stores Co	172,900
600		Neiman Marcus Group, Inc
		(Class A)	32,364
2,400		Saks, Inc	42,240
4,400		Sears Roebuck & Co	189,024

		TOTAL GENERAL
		MERCHANDISE STORES	1,063,729

HEALTH SERVICES—1.99%
900	*	Apria Healthcare Group, Inc	26,946
6,922	*	Caremark Rx, Inc	230,157
800	*	Community Health Systems,
		Inc	22,264
1,200	*	Coventry Health Care, Inc	50,796
1,000	*	DaVita, Inc	47,750
1,100	*	Express Scripts, Inc	82,049
1,500	*	First Health Group Corp	32,790
4,000		Health Management
		Associates, Inc (Class A)	92,840
2,600	*	Laboratory Corp of America
		Holdings	102,050
1,700	*	Lincare Holdings, Inc	53,414
1,600		Manor Care, Inc	56,464
800	*	Renal Care Group, Inc	36,608
8,000	*	Tenet Healthcare Corp	89,280
1,300	*	Triad Hospitals, Inc	40,066
800		Universal Health Services,
		Inc (Class B)	36,856

		TOTAL HEALTH SERVICES	1,000,330

HOLDING AND OTHER INVESTMENT OFFICES—5.85%
2,100		Allied Capital Corp	63,609
1,200		AMB Property Corp	44,604
1,800		Annaly Mortgage
		Management, Inc	35,190
1,800		Apartment Investment &
		Management Co (Class A)	55,962
3,200		Archstone-Smith Trust	94,432
900		Arden Realty, Inc	29,097
1,200		AvalonBay Communities, Inc	64,296
1,200		Boston Properties, Inc	65,172
1,000		BRE Properties, Inc
		(Class A)	34,320
500		Camden Property Trust	22,475
800		CarrAmerica Realty Corp	27,120
300		CBL & Associates Properties,
		Inc	18,402
400		Centerpoint Properties Trust	33,000
576		Chelsea Property Group, Inc	36,253

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 176

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
500		Cousins Properties, Inc	$ 16,395
1,400		Crescent Real Estate
		Equities Co	25,158
1,200		Developers Diversified
		Realty Corp	48,480
2,299		Duke Realty Corp	79,821
4,700		Equity Residential	140,295
800		Federal Realty Investment
		Trust	36,960
1,100		Friedman Billings Ramsey
		Group, Inc	29,689
3,600		General Growth Properties,
		Inc	126,540
2,400		Health Care Property
		Investors, Inc	67,920
749		Healthcare Realty Trust, Inc	31,982
1,000		Hospitality Properties Trust	46,400
4,800	*	Host Marriott Corp	61,344
2,900		HRPT Properties Trust	32,770
800		Independence Community
		Bank Corp	32,600
2,899		iShares Russell Midcap
		Index Fund	203,742
1,700		iStar Financial, Inc	71,910
1,800		Kimco Realty Corp	91,764
1,300		Liberty Property Trust	58,500
1,000		Macerich Co	53,900
948		Mack-Cali Realty Corp	42,575
600		Mills Corp	31,974
1,653		New Plan Excel Realty Trust	45,210
646		Pan Pacific Retail
		Properties, Inc	33,657
3,100		Plum Creek Timber Co, Inc	100,688
2,325		Popular, Inc	100,208
2,800		Prologis	100,436
1,700		Public Storage, Inc	82,722
800		Realty Income Corp	35,720
400		Regency Centers Corp	18,692
1,400		Rouse Co	75,040
643		Shurgard Storage Centers,
		Inc (Class A)	25,656
2,300		Simon Property Group, Inc	134,412
1,300		Thornburg Mortgage, Inc	40,430
1,700		Trizec Properties, Inc	29,155
2,100		United Dominion Realty
		Trust, Inc	41,202
1,400		Vornado Realty Trust	84,672
1,200		Weingarten Realty Investors	41,520

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	2,944,071

HOTELS AND OTHER LODGING PLACES—0.97%
5,900		Hilton Hotels Corp	$ 95,875
900		Mandalay Resort Group	51,534
3,300		Marriott International, Inc
		(Class A)	140,415
1,200	*	MGM Mirage	54,408
3,300		Starwood Hotels & Resorts
		Worldwide, Inc	133,650
400	*	Wynn Resorts Ltd	14,000

		TOTAL HOTELS AND OTHER
		LODGING PLACES	489,882

INDUSTRIAL MACHINERY AND EQUIPMENT—5.64%
1,300	*	AGCO Corp	26,923
1,100	*	American Standard Cos, Inc	125,125
6,200	*	Apple Computer, Inc	167,710
671	*	Avocent Corp	24,686
1,300		Black & Decker Corp	74,022
800	*	Cooper Cameron Corp	35,240
600		Cummins, Inc	35,070
1,200		Diebold, Inc	57,744
1,200		Donaldson Co, Inc	31,836
3,500		Dover Corp	135,695
2,600		Eaton Corp	146,094
1,500	*	Emulex Corp	31,935
1,100	*	FMC Technologies, Inc	29,733
1,200		Graco, Inc	34,932
1,600	*	Grant Prideco, Inc	24,800
5,800		International Game
		Technology	260,768
1,600		ITT Industries, Inc	122,128
2,300	*	Lam Research Corp	57,983
2,000	*	Lexmark International, Inc	184,000
3,200	*	Maxtor Corp	26,080
1,300	*	National-Oilwell, Inc	36,764
5,300	*	Network Appliance, Inc	113,685
1,800		Pall Corp	40,842
2,000		Parker Hannifin Corp	113,000
800		Pentair, Inc	47,200
4,100		Pitney Bowes, Inc	174,701
2,420	*	Sandisk Corp	68,655
1,500	*	Smith International, Inc	80,265
13,400	*	Solectron Corp	74,102
1,300		SPX Corp	59,124
1,900	*	Storage Technology Corp	52,877
4,100		Symbol Technologies, Inc	56,580
800		Timken Co	18,584
3,900	*	Western Digital Corp	43,797
12,800	*	Xerox Corp	186,496

177 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
600	*	Zebra Technologies Corp
		(Class A)	$ 41,622

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	2,840,798

INSTRUMENTS AND RELATED PRODUCTS—4.29%
8,100	*	Agilent Technologies, Inc	256,203
3,500		Applera Corp (Applied
		Biosystems Group)	69,230
900		Bard (C.R.), Inc	87,876
1,000		Bausch & Lomb, Inc	59,970
1,000		Beckman Coulter, Inc	54,540
4,500		Biomet, Inc	172,620
310	*	Bio-Rad Laboratories, Inc
		(Class A)	17,475
1,300		Dentsply International, Inc	57,629
5,100		Eastman Kodak Co	133,467
1,000	*	Edwards Lifesciences Corp	31,950
900	*	Fisher Scientific
		International, Inc	49,536
3,300	*	KLA-Tencor Corp	166,155
600	*	Mettler-Toledo International,
		Inc	26,640
700	*	Millipore Corp	35,966
1,800		PerkinElmer, Inc	37,242
500	*	Resmed, Inc	22,595
500	*	Respironics, Inc	27,010
3,000		Rockwell Automation, Inc	104,010
1,100	*	Steris Corp	28,380
1,300		Tektronix, Inc	42,523
600		Teleflex, Inc	29,538
3,200	*	Teradyne, Inc	76,256
2,800	*	Thermo Electron Corp	79,184
1,200	*	Varian Medical Systems,
		Inc	103,572
2,200	*	Waters Corp	89,848
4,100	*	Zimmer Holdings, Inc	302,498

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,161,913

INSURANCE AGENTS, BROKERS AND SERVICE—0.41%
4,400		AON Corp	122,804
900		Brown & Brown, Inc	34,884
1,500		Gallagher (Arthur J.) & Co	48,855

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	206,543

INSURANCE CARRIERS—5.84%
2,500		Aetna, Inc	224,300

66	*	Alleghany Corp	$ 16,396
1,400		Ambac Financial Group, Inc	103,292
500		American Financial Group,
		Inc	14,915
200		American National
		Insurance Co	17,898
1,050		Berkley (W.R.) Corp	41,874
2,400		Cigna Corp	141,648
2,300		Cincinnati Financial Corp	99,935
400	*	CNA Financial Corp	11,024
500		Erie Indemnity Co (Class A)	24,130
2,640		Fidelity National Financial,
		Inc	104,544
1,100		First American Corp	33,462
1,100		HCC Insurance Holdings,
		Inc	35,563
1,700	*	Health Net, Inc	42,381
2,600	*	Humana, Inc	49,452
2,600		Jefferson-Pilot Corp	143,026
4,900		John Hancock Financial
		Services, Inc	214,081
900		Leucadia National Corp	47,952
3,100		Lincoln National Corp	146,692
2,200		Loews Corp	129,932
140	*	Markel Corp	40,306
2,500		MBIA, Inc	156,750
500		Mercury General Corp	24,965
1,200		MGIC Investment Corp	77,076
700	*	MONY Group, Inc	22,008
932		Nationwide Financial
		Services, Inc (Class A)	33,599
141		Odyssey Re Holdings Corp	3,807
3,000		Old Republic International
		Corp	73,680
1,400		Oxford Health Plans, Inc	68,390
1,400	*	Pacificare Health Systems,
		Inc	55,370
1,700		PMI Group, Inc	63,512
1,100		Protective Life Corp	41,195
1,700		Radian Group, Inc	72,420
400		Reinsurance Group of
		America, Inc	16,388
2,300		Safeco Corp	99,291
3,600		St. Paul Travelers Cos, Inc	144,036
500		Stancorp Financial Group,
		Inc	32,625
2,000		Torchmark Corp	107,580
400		Transatlantic Holdings, Inc	34,884
800		Unitrin, Inc	34,320
5,100		UnumProvident Corp	74,613
332	*	WellChoice, Inc	12,251

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 178

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004
INSURANCE CARRIERS—(Continued)
19		Wesco Financial Corp	$ 7,353

		TOTAL INSURANCE
		CARRIERS	2,938,916

LEATHER AND LEATHER PRODUCTS—0.30%
3,200	*	Coach, Inc	131,168
300	*	Timberland Co (Class A)	17,835

		TOTAL LEATHER AND
		LEATHER PRODUCTS	149,003

LUMBER AND WOOD PRODUCTS—0.36%
4,300		Georgia-Pacific Corp	144,867
830		Rayonier, Inc	36,279

		TOTAL LUMBER AND WOOD
		PRODUCTS	181,146

METAL MINING—0.43%
2,300		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	89,907
1,400	*	Phelps Dodge Corp	114,324
300		Southern Peru Copper Corp	12,135

		TOTAL METAL MINING	216,366

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.43%
600		Blyth, Inc	19,602
2,500		Hasbro, Inc	54,375
266	*	Leapfrog Enterprises, Inc	5,147
7,600		Mattel, Inc	140,144

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	219,268

MISCELLANEOUS RETAIL—1.65%
700	*	Barnes & Noble, Inc	22,820
1,500		Borders Group, Inc	35,610
750	*	Marvel Enterprises, Inc	14,393
1,100		Michaels Stores, Inc	53,482
800	*	Mohawk Industries, Inc	65,880
300		MSC Industrial Direct Co
		(Class A)	8,985
5,200	*	Office Depot, Inc	97,864
1,600		Omnicare, Inc	70,928
2,500		Petsmart, Inc	68,150
8,200	*	Rite Aid Corp	44,608
8,100		Staples, Inc	205,659
2,000		Tiffany & Co	76,340
3,900	*	Toys “R” Us, Inc	65,520

		TOTAL MISCELLANEOUS
		RETAIL	830,239

MOTION PICTURES—0.10%
636		Blockbuster, Inc (Class A)	11,130
1,615	*	Metro-Goldwyn-Mayer, Inc	28,101

418		Regal Entertainment Group
		(Class A)	$ 9,188

		TOTAL MOTION PICTURES	48,419

NONDEPOSITORY INSTITUTIONS—1.21%
1,200		American Capital Strategies
		Ltd	39,888
2,500	*	AmeriCredit Corp	42,575
3,400		CIT Group, Inc	129,370
2,800		Countrywide Financial Corp	268,520
1,650		Doral Financial Corp	58,080
4,500	*	Providian Financial Corp	58,950
81		Student Loan Corp	12,556

		TOTAL NONDEPOSITORY
		INSTITUTIONS	609,939

NONMETALLIC MINERALS, EXCEPT FUELS—0.15%
1,600		Vulcan Materials Co	75,904

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	75,904

OIL AND GAS EXTRACTION—2.61%
2,600	*	BJ Services Co	112,502
3,600		Chesapeake Energy Corp	48,240
900		Diamond Offshore Drilling,
		Inc	21,771
2,600		ENSCO International, Inc	73,242
2,000		EOG Resources, Inc	91,780
1,000		Helmerich & Payne, Inc	28,650
1,700		Kerr-McGee Corp	87,550
2,200	*	Key Energy Services, Inc	24,200
5,400		Marathon Oil Corp	181,818
800	*	Newfield Exploration Co	38,344
1,000		Noble Energy, Inc	47,100
1,337	*	Patterson-UTI Energy, Inc	47,343
2,100		Pioneer Natural Resources
		Co	67,830
1,000		Pogo Producing Co	45,870
1,900	*	Pride International, Inc	32,414
1,400	*	Rowan Cos, Inc	29,526
1,100		Tidewater, Inc	30,943
4,480		Unocal Corp	167,014
1,400	*	Varco International, Inc	25,214
600	*	Westport Resources Corp	19,794
3,625		XTO Energy, Inc	91,495

		TOTAL OIL AND GAS
		EXTRACTION	1,312,640

PAPER AND ALLIED PRODUCTS—0.91%
1,600		Bemis Co	41,600
1,100		Boise Cascade Corp	38,115
900		Bowater, Inc	39,267
3,400		MeadWestvaco Corp	96,186

179 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

PAPER AND ALLIED PRODUCTS—(Continued)
900		Packaging Corp Of America	$ 20,304
2,700	*	Pactiv Corp	60,075
4,300	*	Smurfit-Stone Container
		Corp	75,637
1,600		Sonoco Products Co	38,848
800		Temple-Inland, Inc	50,672

		TOTAL PAPER AND ALLIED
		PRODUCTS	460,704

PERSONAL SERVICES—0.71%
2,100		Cintas Corp	91,329
3,000		H & R Block, Inc	153,090
900		Regis Corp	39,996
5,500	*	Service Corp International	41,085
741	*	Weight Watchers
		International, Inc	31,322

		TOTAL PERSONAL SERVICES	356,822

PETROLEUM AND COAL PRODUCTS—0.99%
1,200		Amerada Hess Corp	78,336
1,100		Ashland, Inc	51,139
1,000		Lubrizol Corp	31,490
2,200		Lyondell Chemical Co	32,648
1,300		Murphy Oil Corp	81,861
500	*	Premcor, Inc	15,485
1,400		Sunoco, Inc	87,332
2,000		Valero Energy Corp	119,920

		TOTAL PETROLEUM AND
		COAL PRODUCTS	498,211

PRIMARY METAL INDUSTRIES—0.55%
2,000		Engelhard Corp	59,780
1,300		Nucor Corp	79,924
1,000		Precision Castparts Corp	44,030
1,800		United States Steel Corp	67,086
1,300		Worthington Industries, Inc	24,921

		TOTAL PRIMARY METAL
		INDUSTRIES	275,741

PRINTING AND PUBLISHING—1.33%
1,500		Belo Corp (Class A)	41,640
700		Dow Jones & Co, Inc	33,537
1,000		Harte-Hanks, Inc	23,420
1,400		Knight Ridder, Inc	102,550
700		Lee Enterprises, Inc	31,626
300		McClatchy Co (Class A)	21,312
301		Media General, Inc (Class A)	20,251
600		Meredith Corp	30,336
2,500		New York Times Co (Class A)	110,500
1,800		R.R. Donnelley & Sons Co	54,450
1,300		Reader’s Digest Association,
		Inc (Class A)	18,304
400	*	Scholastic Corp	10,900
500		Scripps (E.W.) Co (Class A)	50,555

700	*	Valassis Communications,
		Inc	$ 21,280
83		Washington Post Co
		(Class B)	73,406
900		Wiley (John) & Sons, Inc
		(Class A)	26,937

		TOTAL PRINTING AND
		PUBLISHING	671,004

RAILROAD TRANSPORTATION—0.51%
3,700		CSX Corp	112,073
6,700		Norfolk Southern Corp	148,003

		TOTAL RAILROAD
		TRANSPORTATION	260,076

REAL ESTATE—0.23%
1,825		Catellus Development Corp	47,468
511		Forest City Enterprises, Inc
		(Class A)	27,517
300		LNR Property Corp	16,059
600		St. Joe Co	24,414

		TOTAL REAL ESTATE	115,458

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.27%
700		Aptargroup, Inc	26,880
900		Reebok International Ltd	37,215
1,400	*	Sealed Air Corp	69,622

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTIC
		PRODUCTS	133,717

SECURITY AND COMMODITY BROKERS—2.19%
1,200		A.G. Edwards, Inc	46,944
4,100	*	Ameritrade Holding Corp	63,140
1,700		Bear Stearns Cos, Inc	149,056
300		Blackrock, Inc	18,351
109		Chicago Mercantile
		Exchange	10,545
5,800	*	E*Trade Financial Corp	77,430
1,200		Eaton Vance Corp	45,744
1,300		Federated Investors, Inc
		(Class B)	40,859
2,900		Franklin Resources, Inc	161,472
2,200	*	Instinet Group, Inc	15,510
1,200		Investors Financial
		Services Corp	49,584
4,000		Janus Capital Group, Inc	65,520
700		Jefferies Group, Inc	24,731
1,100	*	LaBranche & Co, Inc	12,331
1,200		Legg Mason, Inc	111,336
300		Nuveen Investments, Inc	8,358
1,050		Raymond James Financial,
		Inc	26,093

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 180

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004
SHARES			VALUE

SECURITY AND COMMODITY BROKERS—(Continued)
1,300		SEI Investments Co	$ 42,900
1,900		T Rowe Price Group, Inc	102,277
1,200		Waddell & Reed Financial,
		Inc (Class A)	29,424

		TOTAL SECURITY AND
		COMMODITY BROKERS	1,101,605

STONE, CLAY, AND GLASS PRODUCTS—0.65%
23,100	*	Corning, Inc	258,258
474		Florida Rock Industries, Inc	19,979
500		Lafarge North America, Inc	20,325
2,300	*	Owens-Illinois, Inc	32,246

		TOTAL STONE, CLAY AND
		GLASS PRODUCTS	330,808

TOBACCO PRODUCTS—0.43%
838		Loews Corp (Carolina
		Group)	22,919
1,400		R.J. Reynolds Tobacco
		Holdings, Inc	84,700
3,000		UST, Inc	108,300

		TOTAL TOBACCO PRODUCTS	215,919

TRANSPORTATION BY AIR—0.11%
2,100	*	Delta Air Lines, Inc	16,632
1,589	*	JetBlue Airways Corp	40,186

		TOTAL TRANSPORTATION
		BY AIR	56,818

TRANSPORTATION EQUIPMENT—1.73%
600	*	American Axle &
		Manufacturing Holdings,
		Inc	22,110
1,000		ArvinMeritor, Inc	19,830
1,700		Autoliv, Inc	69,700
1,400		Brunswick Corp	57,162
2,600		Dana Corp	51,636
8,200		Delphi Corp	81,672
1,300		Gentex Corp	56,394
3,100		Genuine Parts Co	101,432
1,900		Goodrich Corp	53,333
900	*	Navistar International Corp	41,265
2,850		Paccar, Inc	160,284
800		Polaris Industries, Inc	36,352
2,000		Textron, Inc	106,300
443	*	United Defense Industries,
		Inc	14,083

		TOTAL TRANSPORTATION
		EQUIPMENT	871,553

TRANSPORTATION SERVICES—0.35%
1,200		C.H. Robinson Worldwide,
		Inc	$ 49,800
1,700		Expeditors International of
		Washington, Inc	67,133
2,500		Sabre Holdings Corp	62,025

		TOTAL TRANSPORTATION
		SERVICES	178,958

TRUCKING AND WAREHOUSING—0.16%
800		CNF, Inc	26,880
898	*	Hunt (J.B.) Transport
		Services, Inc	25,297
900	*	Swift Transportation Co, Inc	15,453
750		Werner Enterprises, Inc	14,213

		TOTAL TRUCKING AND
		WAREHOUSING	81,843

WHOLESALE TRADE-DURABLE GOODS—1.09%
1,600	*	Apogent Technologies, Inc	49,088
1,500	*	Arrow Electronics, Inc	38,190
2,100	*	Avnet, Inc	51,429
500		BorgWarner, Inc	42,415
493		Carlisle Cos, Inc	27,928
1,000		CDW Corp	67,610
2,300		IKON Office Solutions, Inc	29,440
1,700	*	Ingram Micro, Inc (Class A)	30,770
900		Martin Marietta Materials,
		Inc	41,544
1,000	*	Patterson Dental Co	68,610
1,000	*	Tech Data Corp	40,940
1,300		W.W. Grainger, Inc	62,400

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	550,364

WHOLESALE TRADE-NONDURABLE GOODS—0.96%
1,000		Airgas, Inc	21,300
1,900		AmerisourceBergen Corp	103,892
1,200		Brown-Forman Corp
		(Class B)	57,192
610	*	Endo Pharmaceuticals
		Holdings, Inc	14,896
700	*	Henry Schein, Inc	49,994
4,800		McKesson Corp	144,427
800	*	Performance Food Group Co	27,480
2,100		Supervalu, Inc	64,134

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	483,315

		TOTAL COMMON STOCK
		(Cost $36,495,162)	50,307,907

181 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Blend Index Fund - March 31, 2004

VALUE

TOTAL PORTFOLIO—
99.90%
(Cost $36,495,162)	$50,307,907
OTHER ASSETS &
LIABILITIES, NET—0.10%	48,095

NET ASSETS—100.00%	$50,356,002

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 182

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-crops	$ 267,261	0.37%
Amusement and Recreation Services	714,371	1.00
Apparel and Accessory Stores	1,479,956	2.07
Apparel and Other Textile Products	236,698	0.33
Auto Repair, Services and Parking	11,246	0.02
Automotive Dealers and Service Stations	185,072	0.26
Business Services	12,163,681	17.02
Chemicals and Allied Products	7,379,617	10.33
Coal Mining	68,574	0.10
Communications	1,833,160	2.57
Depository Institutions	4,873,907	6.82
Eating and Drinking Places	1,048,841	1.47
Educational Services	440,845	0.62
Electric, Gas, and Sanitary Services	415,086	0.58
Electronic and Other Electric Equipment	7,889,878	11.04
Engineering and Management Services	3,230,891	4.52
Fabricated Metal Products	333,691	0.47
Food and Kindred Products	355,407	0.50
Food Stores	270,841	0.38
Furniture and Fixtures	98,813	0.14
Furniture and Homefurnishings Stores	446,596	0.62
General Building Contractors	130,598	0.18
General Merchandise Stores	229,339	0.32
Health Services	1,920,600	2.69
Heavy Construction, Except Building	9,378	0.01
Holding and Other Investment Offices	1,634,978	2.29
Hotels and Other Lodging Places	261,303	0.37
Industrial Machinery and Equipment	2,995,685	4.19
Instruments and Related Products	6,866,349	9.61
Insurance Agents, Brokers and Service	250,544	0.35
Insurance Carriers	790,407	1.11
Leather and Leather Products	159,580	0.22
Legal Services	58,752	0.08
Lumber and Wood Products	135,266	0.19
Metal Mining	403,129	0.56
Miscellaneous Manufacturing Industries	431,778	0.60
Miscellaneous Retail	1,065,633	1.49
Motion Pictures	534,236	0.75
Nondepository Institutions	615,814	0.86
Oil and Gas Extraction	1,941,209	2.72

Paper and Allied Products	$ 92,589	0.13%
Personal Services	73,304	0.10
Petroleum and Coal Products	366,576	0.51
Primary Metal Industries	821,854	1.15
Printing and Publishing	456,095	0.64
Railroad Transportation	37,050	0.05
Real Estate	41,496	0.06
Rubber and Miscellaneous Plastics Products	352,514	0.49
Security and Commodity Brokers	383,737	0.54
Social Services	84,888	0.12
Special Trade Contractors	58,236	0.08
Stone, Clay, and Glass Products	245,444	0.34
Textile Mill Products	8,067	0.01
Tobacco Products	61,940	0.09
Transportation by Air	555,879	0.78
Transportation Equipment	1,125,522	1.57
Transportation Services	180,481	0.25
Trucking and Warehousing	394,632	0.55
Water Transportation	62,454	0.09
Wholesale Trade-durable Goods	921,474	1.29
Wholesale Trade-nondurable Goods	873,030	1.22

TOTAL COMMON STOCK (Cost $48,875,351)	71,376,272	99.88

TOTAL PORTFOLIO (Cost $48,875,351)	71,376,272	99.88
OTHER ASSETS & LIABILITIES, NET	87,165	0.12

NET ASSETS	$71,463,437	100.00%

____________________________
SHARES			VALUE

COMMON STOCK—99.88%
AGRICULTURAL PRODUCTION- CROPS—0.37%
4,000		Delta & Pine Land Co	$ 99,800
4,700	*	VCA Antech, Inc	167,461

		TOTAL AGRICULTURAL
		PRODUCTION-CROPS	267,261

AMUSEMENT AND RECREATION SERVICES—1.00%
7,700	*	Alliance Gaming Corp	247,401
1,000	*	Argosy Gaming Co	35,550
100		Churchill Downs, Inc	3,878
1,000		Dover Downs Gaming &
		Entertainment, Inc	10,710
1,400	*	Isle Of Capri Casinos, Inc	35,196
3,700	*	MTR Gaming Group, Inc	37,000
3,200	*	Multimedia Games, Inc	79,168

183 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

AMUSEMENT AND RECREATION SERVICES—(Continued)
4,800	*	Penn National Gaming, Inc	$ 138,096
1,700		Speedway Motorsports, Inc	51,527
2,400	*	WMS Industries, Inc	74,400
100		World Wrestling Federation
		Entertainment, Inc	1,445

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	714,371

APPAREL AND ACCESSORY STORES—2.07%
3,100	*	Aeropostale, Inc	112,406
5,084	*	American Eagle Outfitters,
		Inc	137,065
900	*	AnnTaylor Stores Corp	38,520
700	*	Bebe Stores, Inc	23,478
4,700	*	Casual Male Retail Group,
		Inc	48,598
1,200	*	Charlotte Russe Holding,
		Inc	21,960
1,800	*	Children’s Place Retail
		Stores, Inc	55,746
5,450		Christopher & Banks Corp	115,049
100	*	Genesco, Inc	2,318
4,500	*	Gymboree Corp	75,465
7,350	*	Hot Topic, Inc	194,407
1,200	*	JOS A. Bank Clothiers, Inc	43,200
600	*	Mothers Work, Inc	15,990
800		Oshkosh B’gosh, Inc
		(Class A)	18,720
10,950	*	Pacific Sunwear of
		California, Inc	268,713
600	*	Shoe Carnival, Inc	9,294
5,300	*	Too, Inc	111,035
3,900	*	Urban Outfitters, Inc	187,434
200	*	Wilsons The Leather
		Experts, Inc	558

		TOTAL APPAREL AND
		ACCESSORY STORES	1,479,956

APPAREL AND OTHER TEXTILE PRODUCTS—0.33%
3,100	*	DHB Industries, Inc	22,847
8,500	*	Quiksilver, Inc	185,725
1,400	*	Warnaco Group, Inc	28,126

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	236,698

AUTO REPAIR, SERVICES AND PARKING—0.02%
450	*	Monro Muffler Brake, Inc	11,246

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	11,246

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.26%
700	*	America’s Car Mart, Inc	$ 18,865
3,500	*	CSK Auto Corp	63,385
600	*	Group 1 Automotive, Inc	21,720
900		Lithia Motors, Inc (Class A)	24,885
500		Sonic Automotive, Inc	12,525
200		United Auto Group, Inc	5,472
1,200	*	West Marine, Inc	38,220

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	185,072

BUSINESS SERVICES—17.02%
2,100		Aaron Rents, Inc	52,269
600	*	ActivCard Corp	3,882
4,650	*	Activision, Inc	73,563
3,000	*	Administaff, Inc	52,290
3,600	*	Advent Software, Inc	67,320
3,300		Advo, Inc	106,326
2,700	*	Aether Systems, Inc	12,555
7,200	*	Agile Software Corp	63,000
16,000	*	Akamai Technologies, Inc	210,240
1,500	*	Altiris, Inc	41,910
400	*	American Management
		Systems, Inc	7,680
1,000	*	Ansoft Corp	14,420
2,300	*	Ansys, Inc	91,402
3,000	*	Anteon International Corp	86,670
4,900	*	APAC Customer Services,
		Inc	14,455
6,200	*	Aquantive, Inc	59,520
41,700	*	Ariba, Inc	117,594
800	*	Armor Holdings, Inc	26,480
4,500	*	Ascential Software Corp	98,640
3,100	*	Asiainfo Holdings, Inc	20,212
5,700	*	Ask Jeeves, Inc	203,661
4,800	*	Aspect Communications
		Corp	75,216
5,100	*	Aspen Technology, Inc	41,667
4,500	*	At Road, Inc	55,215
700	*	Atari, Inc	2,387
5,100	*	Autobytel, Inc	67,320
900	*	Bankrate, Inc	17,919
2,300		Barra, Inc	80,477
11,100	*	Borland Software Corp	100,788
2,600		Brady Corp (Class A)	99,008
8,500		Brink’s Co	234,430
4,000	*	Broadvision, Inc	24,520
4,500	*	CACI International, Inc
		(Class A)	193,500
5,900	*	Catalina Marketing Corp	114,401
1,400	*	CCC Information Services
		Group, Inc	24,878

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 184

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

BUSINESS SERVICES—(Continued)
500		CDI Corp	$ 16,140
4,200	*	Cerner Corp	189,798
4,100	*	Ciber, Inc	45,100
57,500	*	CMGI, Inc	140,875
15,700	*	CNET Networks, Inc	162,181
1,100		Computer Programs &
		Systems, Inc	20,900
2,600	*	Concord Communications,
		Inc	37,466
3,600	*	Concur Technologies, Inc	40,320
1,900	*	Convera Corp	6,745
2,300	*	CoStar Group, Inc	84,847
8,200	*	CSG Systems International,
		Inc	140,876
1,800	*	Cyberguard Corp	17,730
2,900	*	Datastream Systems, Inc	20,764
4,700	*	Dendrite International, Inc	75,200
1,600	*	Digimarc Corp	19,792
4,500	*	Digital Insight Corp	93,240
4,200	*	Digital River, Inc	98,322
6,100	*	Digitalthink, Inc	14,457
2,500	*	E.piphany, Inc	18,050
15,700	*	Earthlink, Inc	139,102
4,400	*	Echelon Corp	49,588
5,500	*	Eclipsys Corp	74,140
2,200	*	eCollege.com, Inc	45,936
2,100	*	Embarcadero Technologies,
		Inc	26,964
31,900	*	Enterasys Networks, Inc	80,707
6,500	*	Entrust, Inc	28,405
5,900	*	Epicor Software Corp	78,293
2,000	*	EPIQ Systems, Inc	32,760
3,600	*	eSpeed, Inc (Class A)	75,456
9,900	*	Extreme Networks, Inc	71,379
4,200	*	F5 Networks, Inc	142,170
5,400	*	Filenet Corp	143,910
1,900	*	FindWhat.com	41,135
5,600	*	Freemarkets, Inc	46,088
1,900		Gevity HR, Inc	55,480
100		Grey Global Group, Inc	69,000
1,400	*	Group 1 Software, Inc	22,792
2,400	*	GSI Commerce, Inc	24,360
6,500	*	Harris Interactive, Inc	54,795
1,200	*	Heidrick & Struggles
		International, Inc	28,716
690	*	Hudson Highland Group,
		Inc	19,237
6,000	*	Hyperion Solutions Corp	248,700
900	*	ICT Group, Inc	12,060
2,700	*	IDX Systems Corp	93,420
10,000	*	Informatica Corp	85,900

2,400	*	Infospace, Inc	$ 93,288
4,500	*	infoUSA, Inc	47,295
1,600		Integral Systems, Inc	30,400
7,600	*	Intelidata Technologies
		Corp	9,424
8,000	*	Intellisync Corp	26,320
5,197	*	Intergraph Corp	125,663
5,100	*	Internet Security Systems,
		Inc	89,964
2,650	*	Interwoven, Inc	26,421
2,300	*	Intrado, Inc	44,505
600	*	iPayment, Inc	19,956
1,000	*	JDA Software Group, Inc	14,550
4,400	*	Kana Software, Inc	19,844
5,200	*	Keane, Inc	81,848
1,800		Kelly Services, Inc (Class A)	53,298
1,800	*	Keynote Systems, Inc	23,166
3,300	*	KFX ,Inc	34,287
3,700	*	Korn/Ferry International	59,200
5,600	*	Kroll, Inc	150,360
505		Kronos Worldwide, Inc	15,296
4,650	*	Kronos, Inc	151,265
6,100	*	Labor Ready, Inc	82,472
4,800	*	Lionbridge Technologies	46,704
11,800	*	Looksmart Ltd	23,246
6,400	*	Macrovision Corp	119,552
3,500	*	Magma Design Automation,
		Inc	73,185
3,400	*	Manhattan Associates, Inc	94,520
2,100	*	Mantech International Corp
		(Class A)	43,029
6,800	*	Manugistics Group, Inc	46,580
2,900	*	MAPICS, Inc	23,432
1,000	*	Marketwatch.com, Inc	13,940
6,600	*	Matrixone, Inc	47,916
900		McGrath RentCorp	27,441
1,300	*	Medical Staffing Network
		Holdings, Inc	10,231
900	*	MedQuist, Inc	14,166
9,500	*	Mentor Graphics Corp	169,290
8,600	*	Micromuse, Inc	67,080
1,600	*	MicroStrategy, Inc	85,280
1,500	*	Midway Games, Inc	10,920
11,100	*	Mindspeed Technologies,
		Inc	72,483
1,200	*	Mobius Management
		Systems, Inc	10,956
2,700	*	MRO Software, Inc	31,374
1,500	*	MSC.Software Corp	13,215
2,000	*	Nassda Corp	13,880
5,400		NDCHealth Corp	146,610
700	*	Neoforma, Inc	7,609
2,500	*	Neoware Systems, Inc	25,675

185 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

BUSINESS SERVICES—(Continued)
4,000	*	Netegrity, Inc	$ 34,000
900	*	Netratings, Inc	9,945
1,900	*	Netscout Systems, Inc	14,611
1,600	*	Network Equipment
		Technologies, Inc	15,968
3,600	*	NIC, Inc	21,744
900	*	Nuance Communications,
		Inc	5,895
2,800	*	NYFIX, Inc	14,448
1,700	*	Opnet Technologies, Inc	25,347
7,400	*	Opsware, Inc	55,944
3,600	*	Packeteer, Inc	47,520
881	*	PalmSource, Inc	16,008
30,000	*	Parametric Technology Corp	135,600
3,100	*	PC-Tel, Inc	32,023
2,300	*	PDF Solutions, Inc	26,473
600	*	PDI, Inc	15,174
1,300	*	PEC Solutions, Inc	17,186
3,400	*	Pegasus Solutions, Inc	39,712
1,500	*	Pegasystems, Inc	12,330
6,700	*	Perot Systems Corp
		(Class A)	89,110
4,560	*	Portal Software, Inc	30,734
2,000	*	Portfolio Recovery
		Associates, Inc	53,880
4,000	*	Progress Software Corp	95,960
1,600	*	QAD, Inc	21,232
500	*	Quality Systems, Inc	22,715
6,200	*	Quest Software, Inc	101,370
2,600	*	Radiant Systems, Inc	15,632
5,700	*	Raindance
		Communications, Inc	16,245
2,443	*	Register.com, Inc	14,463
1,200		Renaissance Learning, Inc	31,620
8,400	*	Retek, Inc	63,504
3,800	*	Rewards Network, Inc	38,000
2,800		Rollins, Inc	72,156
7,500	*	RSA Security, Inc	140,925
1,000	*	S1 Corp	7,600
3,083	*	SafeNet, Inc	115,736
4,100	*	SAFLINK Corp	12,628
2,200	*	Sanchez Computer
		Associates, Inc	14,388
12,100	*	Sapient Corp	72,963
11,670	*	Scansoft, Inc	65,235
5,200	*	Secure Computing Corp	85,020
7,400	*	Seebeyond Technology Corp	29,970
3,500	*	Serena Software, Inc	71,225
1,900	*	SM&A	20,919
2,600	*	Sohu.com, Inc	64,714
1,500	*	SonicWALL, Inc	13,380

7,000	*	Sotheby’s Holdings, Inc
		(Class A)	$ 89,950
1,900	*	Source Interlink Cos, Inc	23,750
2,000	*	SPSS, Inc	36,600
1,300	*	SRA International, Inc
		(Class A)	48,022
1,700		SS&C Technologies, Inc	41,259
1,600		Startek, Inc	58,144
1,300	*	Stellent, Inc	9,711
1,350	*	Stratasys, Inc	25,691
4,700	*	SupportSoft, Inc	51,747
10,500	*	Sybase, Inc	220,395
900	*	Sykes Enterprises, Inc	5,355
1,000	*	Synplicity, Inc	7,200
1,000		Syntel, Inc	27,540
6,400	*	Take-Two Interactive
		Software, Inc	235,392
1,800		Talx Corp	39,510
2,400	*	TeleTech Holdings, Inc	15,024
1,900	*	TheStreet.com, Inc	8,645
1,000	*	THQ, Inc	20,230
10,000	*	TIBCO Software, Inc	81,700
12,400	*	Titan Corp	250,356
2,700	*	TradeStation Group, Inc	18,171
5,200	*	Transaction Systems
		Architects, Inc (Class A)	120,328
4,800	*	Trizetto Group, Inc	37,200
5,900	*	Tyler Technologies, Inc	57,289
6,600	*	United Online, Inc	109,956
800	*	Valueclick, Inc	8,640
3,300	*	Vastera, Inc	12,804
1,000	*	Verint Systems, Inc	30,900
3,300	*	Verity, Inc	45,111
32,100	*	Vignette Corp	66,447
5,700	*	VitalWorks, Inc	21,375
2,800	*	Vitria Technology, Inc	16,467
3,400	*	WatchGuard Technologies,
		Inc	26,588
3,700	*	WebEx Communications,
		Inc	110,001
7,030	*	webMethods, Inc	66,082
3,100	*	Websense, Inc	91,791
7,300	*	Wind River Systems, Inc	80,811

		TOTAL BUSINESS SERVICES	12,163,681

CHEMICALS AND ALLIED PRODUCTS—10.33%
900	*	Abgenix, Inc	11,961
2,500	*	Able Laboratories, Inc	48,825
2,100		Aceto Corp	32,991
5,900	*	Adolor Corp	88,677
200		Albemarle Corp	5,800
10,000	*	Alkermes, Inc	159,900

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 186

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,200		Allergan, Inc	$ 100,992
400		Alpharma, Inc (Class A)	7,844
6,000	*	Alteon, Inc	10,800
3,500	*	Aphton Corp	16,450
1,900	*	Arena Pharmaceuticals, Inc	12,350
5,800	*	Atherogenics, Inc	132,646
3,200	*	Atrix Laboratories, Inc	81,600
10,100	*	Avant Immunotherapeutics,
		Inc	25,452
3,600	*	AVI BioPharma, Inc	10,908
2,200	*	Benthley Pharmaceuticals,
		Inc	26,422
9,900	*	BioMarin Pharmaceutical,
		Inc	74,448
3,800	*	Biopure Corp	6,004
1,600	*	Biosite, Inc	51,152
1,600	*	Bone Care International,
		Inc	32,000
1,800	*	Bradley Pharmaceuticals,
		Inc	45,324
4,900	*	Cell Therapeutics, Inc	41,454
1,900	*	Chattem, Inc	49,248
2,300	*	Cima Labs, Inc	72,289
1,500	*	Collagenex
		Pharmaceuticals, Inc	19,980
5,200	*	Columbia Laboratories, Inc	25,740
4,300	*	Connetics Corp	95,331
7,100	*	Corixa Corp	45,460
11,100		Crompton Corp	70,818
4,000	*	Cubist Pharmaceuticals,
		Inc	36,800
5,500	*	Dade Behring Holdings, Inc	244,640
945	*	DEL Laboratories, Inc	31,374
1,700	*	Dendreon Corp	22,610
3,200		Diagnostic Products Corp	138,560
2,000	*	Digene Corp	68,720
5,600	*	Discovery Laboratories, Inc	68,264
1,800	*	Dov Pharmaceutical, Inc	27,936
4,700	*	Durect Corp	15,980
100	*	Elizabeth Arden, Inc	2,112
7,992	*	Encysive Pharmaceuticals,
		Inc	82,158
6,800	*	Enzon, Inc	104,924
2,600	*	EPIX Medical, Inc	53,950
2,800		Ferro Corp	73,220
2,000	*	First Horizon
		Pharmaceutical	31,520
7,300	*	Genta, Inc	76,650
2,800		Georgia Gulf Corp	84,420
6,050	*	Geron Corp	56,870
3,600	*	GTC Biotherapeutics, Inc	7,920

700	*	Hi-Tech Pharmacal Co, Inc	$ 13,685
1,600	*	Hollis-Eden
		Pharmaceuticals	15,440
6,006	*	Ilex Oncology, Inc	143,664
16,800	*	IMC Global, Inc	240,240
3,000	*	Immucor, Inc	54,360
700	*	Immunogen, Inc	4,704
6,400	*	Immunomedics, Inc	25,920
4,700	*	Impax Laboratories, Inc	105,139
5,900	*	Indevus Pharmaceuticals,
		Inc	35,695
4,400	*	Inspire Pharmaceuticals,
		Inc	56,672
300		Inter Parfums, Inc	6,897
3,900	*	InterMune, Inc	75,972
1,500	*	Inverness Medical
		Innovations, Inc	27,450
6,900	*	Isis Pharmaceuticals, Inc	53,544
2,100	*	Kos Pharmaceuticals, Inc	85,554
5,150	*	KV Pharmaceutical Co
		(Class A)	126,484
7,900	*	La Jolla Pharmaceutical Co	21,804
900	*	Lannett Co, Inc	15,030
9,400	*	Ligand Pharmaceuticals,
		Inc (Class B)	188,940
3,900		MacDermid, Inc	137,241
4,000	*	Martek Biosciences Corp	228,000
6,500	*	Medicines Co	209,365
900		Meridian Bioscience, Inc	9,172
5,500	*	MGI Pharma, Inc	336,930
5,800	*	Nabi Biopharmaceuticals	90,190
8,100	*	NBTY, Inc	301,158
7,400	*	Nektar Therapeutics	159,692
1,100	*	Neose Technologies, Inc	10,340
800		NL Industries, Inc	11,120
3,100	*	Noven Pharmaceuticals,
		Inc	66,557
4,600	*	NPS Pharmaceuticals, Inc	131,330
2,500	*	Nuvelo, Inc	31,400
5,500		Olin Corp	98,175
5,300	*	Onyx Pharmaceuticals, Inc	214,438
6,000	*	OraSure Technologies, Inc	62,160
6,000	*	OSI Pharmaceuticals, Inc	230,400
3,700	*	Pain Therapeutics, Inc	25,715
7,000	*	Palatin Technologies, Inc	29,190
2,500	*	Penwest Pharmaceuticals
		Co	36,525
18,600	*	Peregrine Pharmaceuticals,
		Inc	45,570
2,800		PolyMedica Corp	75,096
3,500	*	Pozen, Inc	48,370
1,700	*	Progenics Pharmaceuticals	32,300
1,000		Quaker Chemical Corp	25,400

187 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
4,200	*	Quidel Corp	$ 27,678
2,800	*	Salix Pharmaceuticals Ltd	81,256
6,900	*	Sciclone Pharmaceuticals,
		Inc	37,260
3,200	*	Serologicals Corp	65,280
1,098	*	Sirna Therapeutics, Inc	4,447
5,000	*	SuperGen, Inc	64,000
2,200	*	SurModics, Inc	43,802
3,700	*	Tanox, Inc	55,093
3,900	*	Third Wave Technologies,
		Inc	17,979
2,700	*	United Therapeutics Corp	64,341
1,420	*	USANA Health Sciences, Inc	33,129
12,000	*	Vertex Pharmaceuticals, Inc	113,040
7,200	*	Vicuron Pharmaceuticals,
		Inc	163,800
2,200	*	Zymogenetics, Inc	33,990

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	7,379,617

COAL MINING—0.10%
1,600		Arch Coal, Inc	50,224
1,000	*	Westmoreland Coal Co	18,350

		TOTAL COAL MINING	68,574

COMMUNICATIONS—2.57%
1,100	*	Acme Communication, Inc	8,514
900	*	Beasley Broadcast Group,
		Inc (Class A)	15,840
2,600	*	Boston Communications
		Group	30,810
1,900	*	Centennial Communications
		Corp	12,844
3,400	*	Commonwealth Telephone
		Enterprises, Inc	139,434
800		CT Communications, Inc	11,064
6,000	*	Cumulus Media, Inc
		(Class A)	119,940
4,300	*	Digital Generation Systems	6,493
5,700	*	Emmis Communications
		Corp (Class A)	135,717
400	*	Fisher Communications,
		Inc	19,500
2,100		Golden Telecom, Inc	71,463
800		Gray Television, Inc	11,696
2,000		HickoryTech Corp	24,860
800	*	Hungarian Telephone &
		Cable	7,272
2,600	*	j2 Global Communications,
		Inc	58,656
3,100	*	Lightbridge, Inc	18,290

1,100	*	Lodgenet Entertainment
		Corp	$ 20,900
500	*	McLeodUSA, Inc (Class A)	745
7,800	*	Mediacom Communications
		Corp	62,556
3,200	*	Net2Phone, Inc	16,640
6,000	*	NII Holdings, Inc (Class B)	210,180
2,500		North Pittsburgh Systems,
		Inc	50,325
3,000	*	Paxson Communications
		Corp	11,700
200	*	Pegasus Communications
		Corp	7,668
6,800	*	PTEK Holdings, Inc	62,492
5,300	*	RCN Corp	1,537
3,900	*	Regent Communications,
		Inc	25,389
2,200	*	Saga Communications,
		Inc (Class A)	41,030
1,300	*	Salem Communications
		Corp (Class A)	35,594
6,000	*	Sinclair Broadcast Group,
		Inc (Class A)	75,000
5,000	*	Spanish Broadcasting
		System, Inc (Class A)	52,250
2,200		SureWest Communications	58,938
4,200	*	Talk America Holdings, Inc	35,574
5,200	*	Tivo, Inc	46,228
3,500	*	Triton PCS Holdings, Inc
		(Class A)	19,215
200		Warwick Valley Telephone Co	5,110
9,500	*	Western Wireless Corp
		(Class A)	222,015
2,800	f*	WilTel Communications
		Group, Inc Rts	0
5,100	*	Wireless Facilities, Inc	56,151
1,300	*	Young Broadcasting, Inc
		(Class A)	23,530

		TOTAL COMMUNICATIONS	1,833,160

DEPOSITORY INSTITUTIONS—6.82%
1,250		Arrow Financial Corp	37,325
1,100		Bank Mutual Corp	12,309
1,600		Bank Of The Ozarks, Inc	44,080
7,100		Bay View Capital Corp	15,833
3,300		Boston Private Financial
		Holdings, Inc	92,400
200		Bryn Mawr Bank Corp	4,580
100		C&F Financial Corp	4,076
300		Capital City Bank Group,
		Inc	12,375
2,000		Cascade Bancorp	45,940
2,009		Cathay General Bancorp	132,232

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 188

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,000		Cavalry Bancorp, Inc	$ 16,870
800		Center Bancorp, Inc	12,648
200		Center Financial Corp	3,148
1,000		Central Pacific Financial
		Corp	29,790
1,000		Charter Financial Corp	39,370
100		City Bank	3,443
1,600		City Holding Co	54,880
1,000		CNB Financial Corp	43,490
1,210		Coastal Financial Corp	19,662
1,300		CoBiz, Inc	26,559
800		Columbia Bancorp	24,640
1,000		Columbia Bancorp (Oregon)	16,400
125		Commercial Bankshares,
		Inc	3,390
1,400	*	Commercial Capital
		Bancorp, Inc	32,088
800		Community Bank of North
		Virginia	13,640
5,410		CVB Financial Corp	112,312
4,800		Dime Community
		Bancshares	97,680
3,600		East West Bancorp, Inc	201,600
100		Eastern Virginia Bankshares,
		Inc	2,303
2,400	*	Euronet Worldwide, Inc	45,624
100		Farmers Capital Bank Corp	3,500
900		FFLC Bancorp, Inc	24,219
900		First Bancorp (North
		Carolina)	28,341
1,000		First Busey Corp (Class A)	27,110
900		First Citizens Banc Corp	23,949
210		First Community
		Bancshares, Inc	6,413
900		First Federal Financial of
		Kentucky	23,670
400		First Financial Bancorp	7,400
100		First Financial Bankshares,
		Inc	4,007
800		First Financial Holdings,
		Inc	23,912
1,000		First South Bancorp, Inc	38,800
100		First State Bancorp	3,086
105		Firstbank Corp	2,793
1,000		Flag Financial Corp	12,830
3,500		Flagstar Bancorp, Inc	89,775
900		FMS Financial Corp	15,750
800		Franklin Financial Corp	25,248
1,100		Frontier Financial Corp	37,829
800		GB&T Bancshares, Inc	22,520
1,000		Glacier Bancorp, Inc	32,250

102		Greater Community
		Bancorp	$ 1,649
1,000		Greene County Bancshares,
		Inc	22,430
100		Hanmi Financial Corp	2,659
2,000		Harbor Florida Bancshares,
		Inc	57,880
3,750		Harleysville National Corp	104,362
1,200		Heartland Financial U.S.A.,
		Inc	22,344
1,000		Heritage Financial Corp	20,890
100		IberiaBank Corp	5,885
200		IBT Bancorp, Inc	9,610
1,900		Independent Bank Corp
		(Massachusetts)	57,589
2,200		Independent Bank Corp
		(Michigan)	61,292
200	*	Intercept, Inc	2,438
800		Interchange Financial
		Services Corp	19,440
300		Irwin Financial Corp	8,094
1,155		Lakeland Bancorp, Inc	19,011
1,000		LNB Bancorp, Inc	20,620
1,000		Macatawa Bank Corp	27,870
2,000		Main Street Banks, Inc	54,680
1,500		MB Financial, Inc	58,485
1,938		MBT Financial Corp	33,334
800		Mercantile Bank Corp	28,400
1,600		Midwest Banc Holdings, Inc	37,808
1,400		Nara Bancorp, Inc	41,468
1,155		National Penn Bancshares,
		Inc	36,417
466		NBC Capital Corp	12,116
100		NBT Bancorp, Inc	2,250
2,200		NetBank, Inc	26,862
1,000		Northwest Bancorp, Inc	25,570
300		OceanFirst Financial Corp	7,479
1,100		Old Second Bancorp, Inc	56,562
3,300		Pacific Capital Bancorp	130,911
1,100		Peapack Gladstone
		Financial Corp	37,246
1,100		Pennrock Financial
		Services Corp	31,460
220		Penns Woods Bancorp, Inc	9,918
3,789		Provident Bancorp, Inc	44,900
3,000		R & G Financial Corp
		(Class B)	103,620
2,890		Republic Bancorp, Inc
		(Michigan)	40,633
450		Resource Bankshares Corp	14,670
1,800		S & T Bancorp, Inc	54,108
1,600		S.Y. Bancorp, Inc	35,840

189 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,100		Seacoast Banking Corp of
		Florida	$ 22,770
1,000		Shore Bancshares, Inc	32,600
1,000		Sierra Bancorp	15,150
2,000		Sound Federal Bancorp, Inc	29,400
100		Southern Financial
		Bancorp, Inc	4,460
4,321		Southwest Bancorp of
		Texas, Inc	163,031
1,000		State Bancorp, Inc	24,100
1,375		Sterling Bancorp	40,081
4,000		Sterling Bancshares, Inc	53,560
300		Summit Bancshares, Inc	9,030
200		Sun Bancorp, Inc
		(Pennsylvania)	3,900
3,000		Texas Regional Bancshares,
		Inc (Class A)	127,650
3,000		Trust Co Of New Jersey	124,530
12,036		Trustco Bank Corp NY	162,005
105		U.S.B. Holding Co, Inc	2,577
6,600		UCBH Holdings, Inc	264,264
3,000		Umpqua Holdings Corp	60,570
100		Union Bankshares Corp	3,227
3,000		United Community Banks,
		Inc	106,920
1,800		United Securities
		Bancshares	47,610
800	*	Virginia Commerce Bancorp	23,920
1,000		Virginia Financial Group,
		Inc	34,750
10,710		W Holding Co, Inc	200,170
800		Washington Trust Bancorp,
		Inc	21,120
105		Wayne Bancorp, Inc	2,457
3,000		West Bancorporation	50,700
750	*	Western Sierra Bancorp	32,963
3,100		Wintrust Financial Corp	150,753
1,000		Yadkin Valley Bank and
		Trust Co	16,750

		TOTAL DEPOSITORY
		INSTITUTIONS	4,873,907

EATING AND DRINKING PLACES—1.47%
2,500	*	California Pizza Kitchen,
		Inc	50,000
5,100	*	CEC Entertainment, Inc	176,970
1,800	*	Chicago Pizza & Brewery,
		Inc	23,526
7,300	*	CKE Restaurants, Inc	72,270
200		IHOP Corp	6,888
2,100	*	O’Charley’s, Inc	38,325

4,000	*	P.F. Chang’s China Bistro,
		Inc	$ 201,240
1,600	*	Papa John’s International,
		Inc	54,144
4,500	*	Rare Hospitality
		International, Inc	124,875
1,400	*	Red Robin Gourmet Burgers,
		Inc	39,760
6,000	*	Sonic Corp	205,680
1,500	*	The Steak N Shake Co	28,875
800		Triarc Cos (Class A)	8,752
1,600		Triarc Cos (Class B)	17,536

		TOTAL EATING AND DRINKING
		PLACES	1,048,841

EDUCATIONAL SERVICES—0.62%
1,500	*	Learning Tree International,
		Inc	23,835
2,900	*	Princeton Review, Inc	25,056
1,700		Strayer Education, Inc	198,849
5,500	*	Sylvan Learning Systems,
		Inc	193,105

		TOTAL EDUCATIONAL
		SERVICES	440,845

ELECTRIC, GAS, AND SANITARY SERVICES—0.58%
400		California Water Service
		Group	11,316
200	*	Casella Waste Systems,
		Inc (Class A)	2,908
1,300	*	Clean Harbors, Inc	9,633
1,000		Connecticut Water Service,
		Inc	28,300
1,300	*	Duratek, Inc	20,683
2,800		MGE Energy, Inc	86,380
266		Middlesex Water Co	5,506
1,000		New Jersey Resources Corp	37,800
1,100		Otter Tail Corp	29,062
1,000		Resource America, Inc
		(Class A)	18,500
133		Southwest Water Co	1,818
4,100	*	Waste Connections, Inc	163,180

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	415,086

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—11.04%
3,400	*	Actel Corp	76,942
2,600	*	Advanced Energy Industries,
		Inc	53,014
9,000	*	Aeroflex, Inc	121,140
1,500	*	Anaren Microwave, Inc	23,670

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 190

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,400		Applied Signal Technology,
		Inc	$ 38,248
3,000	*	Arris Group, Inc	27,600
500	*	Artesyn Technologies, Inc	4,760
2,800	*	Artisan Components, Inc	62,412
4,200	*	ATMI, Inc	110,544
9,100	*	Avanex Corp	39,312
4,500		Baldor Electric Co	103,410
100		Bel Fuse, Inc (Class B)	3,274
2,700	*	Benchmark Electronics, Inc	84,996
900		C&D Technologies, Inc	15,039
900	*	Catapult Communications
		Corp	16,046
4,200	*	C-COR.net Corp	58,884
675		Celestica, Inc (U.S.)	11,070
4,700	*	Centillium Communications,
		Inc	21,244
1,300	*	Ceradyne, Inc	46,995
1,200	*	Ceva, Inc	11,287
5,400	*	Checkpoint Systems, Inc	102,060
7,400	*	ChipPAC, Inc	58,534
2,200	*	Comtech
		Telecommunications	51,040
64,217	*	Conexant Systems, Inc	395,577
38,800	*	Corvis Corp	74,496
2,800		CTS Corp	36,512
1,200		Cubic Corp	31,200
1,050	*	Diodes, Inc	22,900
1,400	*	Drexler Technology Corp	19,180
4,300	*	DSP Group, Inc	110,639
1,700	*	Emerson Radio Corp	6,494
100	*	EMS Technologies, Inc	1,931
2,700	*	Energy Conversion Devices,
		Inc	26,460
8,300	*	Entegris, Inc	105,078
300	*	ESS Technology, Inc	4,398
3,700	*	Exar Corp	68,450
16,200	*	Finisar Corp	35,316
800		Franklin Electric Co, Inc	50,944
5,257	*	FuelCell Energy, Inc	71,285
4,300	*	Genesis Microchip, Inc	72,068
100	*	Genlyte Group, Inc	5,604
3,500	*	GrafTech International Ltd	52,325
10,900	*	Harmonic, Inc	105,185
4,100		Helix Technology Corp	99,425
3,600	*	Hexcel Corp	26,208
3,200	*	Hutchinson Technology, Inc	89,792
2,000	*	Inet Technologies, Inc	24,820
2,900	*	Innovex, Inc	19,691
2,900		Inter-Tel, Inc	87,174
5,300	*	InterVoice, Inc	89,411

2,500	*	IXYS Corp	$ 23,500
10,900	*	Kopin Corp	63,002
13,300	*	Lattice Semiconductor Corp	116,109
1,600	*	Lifeline Systems, Inc	30,224
2,800	*	Littelfuse, Inc	104,160
4,300	*	Mattson Technology, Inc	51,428
1,965	*	Medis Technologies Ltd	26,036
3,300	*	Mercury Computer Systems,
		Inc	84,150
800		Methode Electronics, Inc	10,320
800	*	Metrologic Instruments, Inc	18,720
8,800	*	Micrel, Inc	117,480
3,800	*	Microsemi Corp	51,984
3,400	*	Monolithic System
		Technology, Inc	45,526
5,000	*	Mykrolis Corp	71,300
7,300	*	Omnivision Technologies,
		Inc	199,363
5,400	*	ON Semiconductor Corp	40,716
9,533	*	Openwave Systems, Inc	127,170
10,500	*	Oplink Communications,
		Inc	26,355
1,600	*	Optical Communication
		Products, Inc	5,264
900	*	OSI Systems, Inc	18,000
600		Park Electrochemical Corp	15,180
2,800	*	Pemstar, Inc	10,220
3,300	*	Photronics, Inc	58,542
5,400	*	Pixelworks, Inc	92,502
6,300	*	Plantronics, Inc	230,643
3,800	*	Plexus Corp	67,602
4,400	*	Plug Power, Inc	33,968
3,900	*	Power Integrations, Inc	114,387
9,900	*	Power-One, Inc	109,494
8,000	*	Powerwave Technologies,
		Inc	62,400
18,900	*	Proxim Corp (Class A)	33,453
1,000		Raven Industries, Inc	30,600
2,500	*	Rayovac Corp	71,500
4,300	*	Remec, Inc	32,680
26,701	*	RF Micro Devices, Inc	225,890
2,600	*	Rogers Corp	138,762
4,600	*	SBA Communications Corp	17,848
200	*	SBS Technologies, Inc	3,092
3,700	*	Seachange International,
		Inc	56,610
9,200	*	Semtech Corp	210,036
10,700	*	Silicon Image, Inc	110,210
8,200	*	Silicon Storage Technology,
		Inc	106,108
500	*	Siliconix, Inc	23,315
300	*	Sipex Corp	1,890
13,400	*	Skyworks Solutions, Inc	156,244

191 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
300		Smith (A.O.) Corp	$ 8,685
33,400	*	Sonus Networks, Inc	123,914
2,500		Spectralink Corp	42,575
1,400	*	Standard Microsystems
		Corp	37,296
1,300	*	Stoneridge, Inc	18,746
13,100	*	Stratex Networks, Inc	62,225
8,000	*	Superconductor
		Technologies	18,400
1,300	*	Supertex, Inc	21,684
16,300	*	Sycamore Networks, Inc	66,504
3,700	*	Symmetricom, Inc	33,189
2,500	*	Synaptics, Inc	43,850
300	*	Technitrol, Inc	5,640
7,987	*	Tekelec	132,504
400		Thomas & Betts Corp	8,728
2,200	*	Three-Five Systems, Inc	14,410
1,900	*	Tollgrade Communications,
		Inc	30,324
17,700	*	Transmeta Corp	70,092
12,700	*	Triquint Semiconductor, Inc	92,710
2,000	*	TTM Technologies, Inc	24,640
1,800	*	Ulticom, Inc	18,468
2,500	*	Universal Display Corp	32,075
2,000	*	Universal Electronics, Inc	26,400
2,700	*	Valence Technology, Inc	12,015
4,500	*	Varian Semiconductor
		Equipment Associates,
		Inc	189,000
12,500	*	Verso Technologies, Inc	20,875
2,600	*	Viasat, Inc	64,688
2,700	*	Vicor Corp	33,129
1,500	*	Virage Logic Corp	13,872
32,000	*	Vitesse Semiconductor Corp	226,880
6,800	*	Westell Technologies, Inc	49,640
3,000	*	White Electronic Designs
		Corp	22,950
3,100	*	Wilson Greatbatch
		Technologies, Inc	112,468
800		Woodhead Industries, Inc	12,000
4,200	*	Xicor, Inc	63,924
4,450	*	Zhone Technologies, Inc	17,311

		TOTAL ELECTRONIC AND OTHER
		ELECTRIC EQUIPMENT	7,889,878

ENGINEERING AND MANAGEMENT SERVICES—4.52%
2,200	*	aaiPharma, Inc	14,586
1,600	*	Advisory Board Co	58,480
3,000	*	Antigenics, Inc	31,980

7,300	*	Applera Corp (Celera
		Genomics Group)	$ 105,923
6,300	*	Ariad Pharmaceuticals, Inc	59,598
1,200	*	Charles River Associates,
		Inc	39,343
3,500	*	Ciphergen Biosystems, Inc	29,155
9,500	*	Covance, Inc	327,180
4,400	*	CuraGen Corp	27,456
4,400	*	CV Therapeutics, Inc	66,572
2,100	*	Decode Genetics, Inc	22,260
2,700	*	Digitas, Inc	27,783
3,000	*	Diversa Corp	26,580
4,200	*	eResearch Technology, Inc	117,810
2,300	*	Exact Sciences Corp	17,871
7,700	*	Exelixis, Inc	65,835
5,100	*	Exult, Inc	31,773
2,000	*	Forrester Research, Inc	37,900
6,400	*	FTI Consulting, Inc	106,624
1,400	*	Gartner, Inc (Class A)	16,310
1,300	*	Genencor International, Inc	17,303
7,400	*	Gen-Probe, Inc	247,234
3,100	*	Kosan Biosciences, Inc	32,767
1,000		Landauer, Inc	42,000
3,200	*	Luminex Corp	28,960
200	*	MAXIMUS, Inc	7,000
300	*	Maxygen, Inc	2,847
900	*	MTC Technologies, Inc	22,599
4,200	*	Myriad Genetics, Inc	68,124
7,000	*	Navigant Consulting, Inc	141,610
2,500	*	Neopharm, Inc	46,900
1,300	*	Newtek Business Services,
		Inc	6,760
1,800	*	Parexel International Corp	32,166
4,300	*	Per-Se Technologies, Inc	48,160
600	*	PRG-Schultz International,
		Inc	2,640
3,700	*	Regeneration Technologies,
		Inc	41,995
5,400	*	Regeneron Pharmaceuticals,
		Inc	73,332
4,700	*	Repligen Corp	14,147
1,600	*	Research Frontiers, Inc	15,552
3,200	*	Resources Connection, Inc	141,181
3,300	*	Savient Pharmaceuticals,
		Inc	12,474
4,578	*	Seattle Genetics, Inc	38,730
1,100	*	SFBC International, Inc	32,736
3,700	*	Symyx Technologies, Inc	105,968
1,000	*	Tejon Ranch Co	36,960
6,000	*	Telik, Inc	161,040
7,800	*	Tetra Tech, Inc	167,388
3,000	*	Transkaryotic Therapies, Inc	51,480
1,300	*	TRC Cos, Inc	24,323

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 192

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
2,100	*	Trimeris, Inc	$ 30,975
7,572	*	Tularik, Inc	185,893
4,700	*	Watson Wyatt & Co Holdings	118,628

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	3,230,891

FABRICATED METAL PRODUCTS—0.47%
1,000	*	Drew Industries, Inc	35,080
1,000		Gulf Island Fabrication, Inc	20,340
1,477	*	Intermagnetics General
		Corp	39,140
1,600	*	Mobile Mini, Inc	27,680
400	*	NCI Building Systems, Inc	9,384
1,100	*	Silgan Holdings, Inc	50,303
2,300		Simpson Manufacturing Co,
		Inc	112,585
2,900		Sturm Ruger & Co, Inc	39,179

		TOTAL FABRICATED METAL
		PRODUCTS	333,691

FOOD AND KINDRED PRODUCTS—0.50%
2,300		American Italian Pasta Co
		(Class A)	91,839
1,000	*	Boston Beer Co, Inc
		(Class A)	18,420
299		Coca-Cola Bottling Co
		Consolidated	15,264
8,800	*	Darling International, Inc	29,920
9,300	*	Hercules, Inc	106,764
200		National Beverage Corp	1,904
1,600	*	Peets Coffee & Tea, Inc	34,080
200		Riviana Foods, Inc	5,580
1,050		Sanderson Farms, Inc	38,567
700		Sensient Technologies Corp	13,069

		TOTAL FOOD AND KINDRED
		PRODUCTS	355,407

FOOD STORES—0.38%
3,300	*	7-Eleven, Inc	50,061
1,400	*	Great Atlantic & Pacific
		Tea Co, Inc	10,836
4,300	*	Panera Bread Co (Class A)	167,356
3,600	*	Wild Oats Markets, Inc	42,588

		TOTAL FOOD STORES	270,841

FURNITURE AND FIXTURES—0.14%
3,300	*	Select Comfort Corp	91,047
200		Stanley Furniture Co, Inc	7,766

		TOTAL FURNITURE AND
		FIXTURES	98,813

FURNITURE AND HOMEFURNISHINGS STORES—0.62%
3,300	*	Cost Plus, Inc	$ 137,775
2,100	*	Electronics Boutique
		Holdings Corp	61,656
1,700	*	Gamestop Corp (Class A)	30,634
2,100	*	Guitar Center, Inc	77,994
200	*	Intertan, Inc	2,794
1,681	*	Kirkland’s, Inc	27,451
1,400	*	Linens ‘n Things, Inc	49,574
5,200	*	The Bombay Co, Inc	40,820
1,000	*	Trans World Entertainment
		Corp	9,480
200	*	Tweeter Home Entertainment
		Group, Inc	1,888
1,000	*	Ultimate Electronics, Inc	6,530

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	446,596

GENERAL BUILDING CONTRACTORS—0.18%
100		Brookfield Homes Corp	3,509
1,600		M/I Homes, Inc	75,648
100	*	Meritage Corp	7,425
2,100	*	Palm Harbor Homes, Inc	44,016

		TOTAL GENERAL BUILDING
		CONTRACTORS	130,598

GENERAL MERCHANDISE STORES—0.32%
300	*	Brookstone, Inc	8,253
6,014		Fred’s, Inc	145,960
200	*	Stein Mart, Inc	2,760
2,100	*	Tuesday Morning Corp	72,366

		TOTAL GENERAL
		MERCHANDISE STORES	229,339

HEALTH SERVICES—2.69%
7,400	*	Accredo Health, Inc	281,940
4,000	*	American Healthways, Inc	97,680
4,050	*	Amsurg Corp	91,975
13,100	*	Beverly Enterprises, Inc	83,840
900	*	Chronimed, Inc	6,993
1,000	*	Corvel Corp	36,200
1,300	*	Cross Country Healthcare,
		Inc	21,645
2,500	*	CryoLife, Inc	14,875
1,300	*	Curative Health Services,
		Inc	17,420
900	*	Dynacq Healthcare, Inc	4,752
3,490	*	Enzo Biochem, Inc	58,737
3,700	*	Gentiva Health Services,
		Inc	57,313
8,800		Hooper Holmes, Inc	54,912

193 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

HEALTH SERVICES—(Continued)
1,000	*	IMPAC Medical Systems,
		Inc	$ 22,500
900	*	Impath, Inc	5,490
4,600	*	Inveresk Research Group,
		Inc	130,732
1,400	*	LabOne, Inc	42,560
5,800	*	LifePoint Hospitals, Inc	187,572
200	*	Matria Healthcare, Inc	5,064
2,800	*	MIM Corp	21,300
1,000	*	National Healthcare Corp	26,000
4,950	*	Odyssey HealthCare, Inc	93,308
1,800	*	Option Care, Inc	20,502
3,400	*	Pediatrix Medical Group, Inc	214,200
800	*	Province Healthcare Co	12,720
700	*	RehabCare Group, Inc	13,916
7,200		Select Medical Corp	120,240
900	*	Specialty Laboratories, Inc	9,720
1,900	*	U.S. Physical Therapy, Inc	26,220
2,700	*	United Surgical Partners
		International, Inc	91,638
1,800	*	VistaCare, Inc (Class A)	48,636

		TOTAL HEALTH SERVICES	1,920,600

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.01%
600	*	Insituform Technologies,
		Inc (Class A)	9,378

		TOTAL HEAVY CONSTRUCTION,
		EXCEPT BUILDING	9,378

HOLDING AND OTHER INVESTMENT OFFICES—2.29%
200	*	4Kids Entertainment, Inc	4,474
700		Alabama National Bancorp	38,864
300	*	Alexander’s, Inc	48,000
600		Alexandria Real Estate
		Equities, Inc	37,800
1,600		American Home Mortgage
		Investment Corp	46,080
300		Capital Automotive REIT	10,593
1,000		Capitol Bancorp Ltd	27,100
1,000		Cherokee, Inc	23,459
120		Community Banks, Inc	3,739
3,470		Community First
		Bankshares, Inc	111,526
300		Connecticut Bancshares,
		Inc	15,588
1,200		Essex Property Trust, Inc	78,600
900		Fremont General Corp	27,540
1,155		German American Bancorp	19,693
1,200		Gladstone Capital Corp	26,988
2,300		Glimcher Realty Trust	62,330
150	*	Hawthorne Financial Corp	6,598

1,000		IMPAC Mortgage Holdings,
		Inc	$ 27,200
1,500		Manufactured Home
		Communities, Inc	52,950
3,400		Novastar Financial, Inc	224,230
2,310		Oriental Financial Group,
		Inc	73,574
4,069		Pennsylvania Real Estate
		Investment Trust	153,239
1,000		PrivateBancorp, Inc	51,580
1,000		Prosperity Bancshares, Inc	23,560
300		Quaker City Bancorp, Inc	16,320
100		RAIT Investment Trust	2,955
1,200		Sandy Spring Bancorp, Inc	43,536
1,800		Suffolk Bancorp	61,650
700		Sun Communities, Inc	29,974
800		Tanger Factory Outlet
		Centers, Inc	36,256
3,900		Taubman Centers, Inc	98,163
200		Tompkins Trustco, Inc	9,100
300		Town & Country Trust	8,160
200		U.S. Restaurant Properties,
		Inc	3,748
1,000		United Mobile Homes, Inc	16,110
100		Universal Health Realty
		Income Trust	3,370
3,400		Washington Real Estate
		Investment Trust	110,331

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	1,634,978

HOTELS AND OTHER LODGING PLACES—0.37%
1,700		Ameristar Casinos, Inc	57,373
5,000		Boyd Gaming Corp	114,450
2,000		Choice Hotels International,
		Inc	89,480

		TOTAL HOTELS AND OTHER
		LODGING PLACES	261,303

INDUSTRIAL MACHINERY AND EQUIPMENT—4.19%
1,000	*	Aaon, Inc	19,790
1,000	*	Adaptec, Inc	8,760
9,700	*	Advanced Digital
		Information Corp	110,386
1,000	*	ASV, Inc	30,400
7,200	*	Asyst Technologies, Inc	59,256
6,100	*	Axcelis Technologies, Inc	67,832
200		Briggs & Stratton Corp	13,494
6,200	*	Brooks Automation, Inc	130,076
6,200	*	Cirrus Logic, Inc	46,996

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 194

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
3,200	*	Computer Network
		Technology Corp	$ 25,600
9,500	*	Concurrent Computer Corp	32,775
10,900	*	Cray, Inc	72,267
2,100	*	Cuno, Inc	94,248
5,600	*	Cymer, Inc	216,216
5,600	*	Dot Hill Systems Corp	56,112
1,500	*	Electronics For Imaging, Inc	36,855
2,700		Engineered Support
		Systems, Inc	131,733
5,300	*	FalconStor Software, Inc	39,209
1,900	*	Fargo Electronics, Inc	21,470
1,000	*	General Binding Corp	17,000
600	*	Global Power Equipment
		Group, Inc	5,052
2,200	*	Hydril	57,640
1,900	*	Hypercom Corp	15,086
2,100		IDEX Corp	91,308
2,800		Iomega Corp	15,652
3,000		Joy Global, Inc	84,210
1,100	*	Kadant, Inc	22,935
2,000		Kaydon Corp	55,060
2,300	*	Komag, Inc	42,320
7,800	*	Kulicke & Soffa Industries,
		Inc	91,416
400		Lincoln Electric Holdings,
		Inc	11,260
1,800		Lindsay Manufacturing Co	43,344
600		Manitowoc Co, Inc	17,748
2,600	*	Micros Systems, Inc	117,390
100		Modine Manufacturing Co	2,606
3,000		Nordson Corp	112,380
2,700	*	Oil States International, Inc	36,288
2,300	*	Omnicell, Inc	45,563
1,500	*	Overland Storage, Inc	25,425
3,274	*	PalmOne, Inc	69,933
2,200	*	Planar Systems, Inc	31,306
4,900	*	Presstek, Inc	53,312
3,700	*	ProQuest Co	107,929
9,600	*	Quantum Corp	35,520
1,000		Schawk, Inc	13,380
7,800	*	Scientific Games Corp
		(Class A)	146,016
700	*	Semitool, Inc	8,918
2,800	*	Sigma Designs, Inc	20,076
700	*	Simpletech, Inc	3,325
600		Stewart & Stevenson
		Services, Inc	8,772
700		Tennant Co	27,769
2,700		Toro Co	167,400

3,100	*	Ultratech, Inc	$ 72,261
3,100	*	Veeco Instruments, Inc	86,955
500		York International Corp	19,655

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	2,995,685

INSTRUMENTS AND RELATED PRODUCTS—9.61%
2,900	*	Aclara BioSciences, Inc	11,368
2,900	*	Advanced Neuromodulation
		Systems, Inc	104,661
4,600	*	Aksys Ltd	29,854
2,800	*	Alaris Medical Systems, Inc	52,220
6,900	*	Align Technology, Inc	131,169
3,300	*	American Medical Systems
		Holdings, Inc	87,450
200		Analogic Corp	9,098
3,100		Arrow International, Inc	92,659
2,700	*	Arthrocare Corp	62,397
1,500	*	Aspect Medical Systems, Inc	22,350
1,700		BEI Technologies, Inc	38,182
2,900	*	Biolase Technology, Inc	50,779
2,130	*	Bruker BioSciences Corp	10,671
2,400	*	Candela Corp	32,904
1,200	*	Cantel Medical Corp	21,468
8,000	*	Cardiac Science, Inc	34,960
5,100	*	Cardiodynamics
		International Corp	32,232
4,800	*	Cepheid, Inc	44,688
2,300	*	Cerus Corp	7,659
2,000	*	Cholestech Corp	17,600
1,000	*	Closure Medical Corp	27,500
5,300		Cognex Corp	176,225
2,611	*	Coherent, Inc	68,643
500		Cohu, Inc	9,325
1,100	*	Cole National Corp	24,277
2,700	*	Conceptus, Inc	32,184
2,500	*	Concord Camera Corp	15,700
4,900		Cooper Cos, Inc	264,600
4,700	*	Credence Systems Corp	55,836
3,800	*	CTI Molecular Imaging, Inc	55,442
3,100	*	Cyberonics, Inc	74,276
17,500	*	Cytyc Corp	389,375
2,600	*	Dionex Corp	137,280
800	*	DJ Orthopedics, Inc	20,680
800		EDO Corp	19,264
1,200	*	ESCO Technologies, Inc	55,344
900	*	Exactech, Inc	16,560
1,542	*	Excel Technology, Inc	48,496
3,800	*	FEI Co	83,030
4,928	*	Flir Systems, Inc	187,855
3,700	*	Fossil, Inc	123,395

195 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
1,200	*	Haemonetics Corp	$ 37,740
300	*	Herley Industries, Inc	5,664
1,600	*	ICU Medical, Inc	48,592
1,700		II-VI, Inc	41,565
4,200	*	Inamed Corp	223,776
2,800	*	Integra LifeSciences
		Holding	85,736
2,600	*	Interpore International	37,388
4,300	*	Intuitive Surgical, Inc	73,100
1,900		Invacare Corp	85,766
2,000	*	Invision Technologies, Inc	99,340
3,100	*	Itron, Inc	57,691
3,700	*	Ixia	40,034
1,700		Keithley Instruments, Inc	35,207
1,200	*	Kensey Nash Corp	29,580
1,500	*	KVH Industries, Inc	21,615
2,800	*	Kyphon, Inc	66,948
2,000	*	Laserscope	39,560
9,384	*	Lexar Media, Inc	155,399
9,300	*	LTX Corp	140,430
1,100	*	Medical Action Industries,
		Inc	22,484
6,000		Mentor Corp	180,600
3,379	*	Merit Medical Systems, Inc	73,122
2,000	*	Micro Therapeutics, Inc	8,400
3,400	*	MKS Instruments, Inc	81,634
2,100	*	Molecular Devices Corp	39,564
800		MTS Systems Corp	22,136
1,000	*	Newport Corp	16,720
2,700	*	Novoste Corp	9,153
3,900		Oakley, Inc	57,876
800	*	Ocular Sciences, Inc	23,320
4,600	*	Orbital Sciences Corp	57,638
5,300	*	Orthologic Corp	41,075
2,400	*	Osteotech, Inc	15,480
2,500	*	Photon Dynamics, Inc	81,575
9,500	*	Pinnacle Systems, Inc	85,785
2,400	*	Possis Medical, Inc	67,512
1,000	*	Retractable Technologies,
		Inc	6,280
200	*	Rofin-Sinar Technologies,
		Inc	5,970
4,800		Roper Industries, Inc	231,600
1,700	*	Rudolph Technologies, Inc	31,841
2,300	*	Sonic Solutions, Inc	43,608
2,200	*	SonoSite, Inc	46,926
2,900	*	Staar Surgical Co	26,013
3,800	*	Star Scientific, Inc	15,694
4,800	*	Sybron Dental Specialties,
		Inc	130,800

1,600	*	Synovis Life Technologies,
		Inc	$ 22,864
6,400	*	Techne Corp	261,184
3,800	*	Therasense, Inc	102,448
7,500	*	Thoratec Corp	93,675
7,500	*	Trimble Navigation Ltd	171,975
3,400	*	TriPath Imaging, Inc	31,144
1,700		United Industrial Corp	32,198
4,600	*	Varian, Inc	184,782
1,900	*	Ventana Medical Systems,
		Inc	77,824
6,000	*	Visx, Inc	117,120
1,400	*	Vital Images, Inc	14,056
5,700	*	Vivus, Inc	34,599
2,400	*	Wright Medical Group, Inc	73,680
3,000		X-Rite, Inc	44,670
700		Young Innovations, Inc	24,563
1,300	*	Zoll Medical Corp	51,974

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	6,866,349

INSURANCE AGENTS, BROKERS AND SERVICE—0.35%
400	*	Clark, Inc	6,800
5,000		Hilb, Rogal & Hamilton Co	190,500
3,600	*	USI Holdings Corp	53,244

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	250,544

INSURANCE CARRIERS—1.11%
2,000		21st Century Insurance Group	28,800
500		Alfa Corp	6,805
1,200	*	American Medical Security
		Group, Inc	32,052
3,700	*	AMERIGROUP Corp	169,090
2,800	*	Centene Corp	85,652
4,922	*	Citizens, Inc	36,669
2,400	*	HealthExtras, Inc	27,552
300	*	Navigators Group, Inc	8,634
600	*	Philadelphia Consolidated
		Holding Corp	34,800
3,200	*	ProAssurance Corp	112,000
1,900		Selective Insurance Group,
		Inc	66,633
3,700	*	Sierra Health Services, Inc	134,680
1,200		Zenith National Insurance
		Corp	47,040

		TOTAL INSURANCE
		CARRIERS	790,407

LEATHER AND LEATHER PRODUCTS—0.22%
3,400		K-Swiss, Inc (Class A)	83,198
200	*	Steven Madden Ltd	3,992

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 196

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

LEATHER AND LEATHER PRODUCTS—(Continued)
3,000		Wolverine World Wide, Inc	$ 72,390

		TOTAL LEATHER AND
		LEATHER PRODUCTS	159,580

LEGAL SERVICES—0.08%
2,400	*	Pre-Paid Legal Services,
		Inc	58,752

		TOTAL LEGAL SERVICES	58,752

LUMBER AND WOOD PRODUCTS—0.19%
600		American Woodmark Corp	39,876
8,300	*	Champion Enterprises, Inc	87,980
1,000	*	Modtech Holdings, Inc	7,410

		TOTAL LUMBER AND WOOD
		PRODUCTS	135,266

METAL MINING—0.56%
900	*	Cleveland-Cliffs, Inc	58,887
32,400	*	Coeur D’alene Mines Corp	226,800
8,700	*	Hecla Mining Co	73,167
2,500		Royal Gold, Inc	44,275

		TOTAL METAL MINING	403,129

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.60%
2,300	*	Daktronics, Inc	51,911
11,500	*	Identix, Inc	66,458
1,000	*	Lydall, Inc	10,200
2,300		Nautilus Group, Inc	36,225
800	*	RC2 Corp	22,000
2,600	*	Shuffle Master, Inc	120,874
4,500	*	Yankee Candle Co, Inc	124,110

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	431,778

MISCELLANEOUS RETAIL—1.49%
2,900	*	1-800-Flowers.com, Inc
		(Class A)	27,753
1,900	*	AC Moore Arts & Crafts, Inc	51,300
1,800	*	Big 5 Sporting Goods Corp	45,450
1,700	*	Blue Rhino Corp	28,798
1,800	*	Coldwater Creek, Inc	38,376
2,100	*	Dick’s Sporting Goods, Inc	122,094
4,800	*	Drugstore.com, Inc	25,824
1,300	*	Duane Reade, Inc	22,022
400	*	Galyans Trading Co, Inc	4,024
2,300		Hancock Fabrics, Inc	36,547
1,800	*	Hibbett Sporting Goods, Inc	68,652
2,600	*	Jill (J.) Group, Inc	53,352
1,400	*	Overstock.com, Inc	43,232
1,700	*	Party City Corp	25,313
300	*	PC Connection, Inc	2,367

5,500	*	Petco Animal Supplies, Inc	$ 154,990
3,199	*	Priceline.com, Inc	86,245
1,500	*	Sharper Image Corp	48,870
1,270	*	Sports Authority, Inc	50,902
5,800	*	Summit America Television,
		Inc	23,432
2,600	*	Valuevision International,
		Inc (Class A)	39,910
800	*	Whitehall Jewellers, Inc	7,312
1,100		World Fuel Services Corp	40,403
300	*	Zale Corp	18,465

		TOTAL MISCELLANEOUS
		RETAIL	1,065,633

MOTION PICTURES—0.75%
4,700	*	Avid Technology, Inc	216,811
200	*	Carmike Cinemas, Inc	7,454
8,200	*	Hollywood Entertainment
		Corp	111,192
3,700		Movie Gallery, Inc	72,483
3,300	*	NetFlix, Inc	112,596
2,000	*	Reading International, Inc	13,700

		TOTAL MOTION PICTURES	534,236

NONDEPOSITORY INSTITUTIONS—0.86%
1,000	*	Accredited Home Lenders
		Holding Co	39,400
2,900		CharterMac	71,862
1,200	*	CompuCredit Corp	25,368
700	*	Credit Acceptance Corp	13,293
6,800	*	E-Loan, Inc	21,148
1,200	*	Federal Agricultural
		Mortgage Corp (Class C)	31,452
100	*	Financial Federal Corp	3,343
4,450		New Century Financial Corp	216,092
300	*	Saxon Capital, Inc	8,523
754	*	United PanAm Financial
		Corp	12,056
1,100		Westcorp	48,477
1,800	*	WFS Financial, Inc	77,976
2,400	*	World Acceptance Corp	46,824

		TOTAL NONDEPOSITORY
		INSTITUTIONS	615,814

OIL AND GAS EXTRACTION—2.72%
300		Berry Petroleum Co
		(Class A)	8,184
2,200		Cabot Oil & Gas Corp
		(Class A)	67,232
5,400	*	Cal Dive International, Inc	139,482
500	*	Clayton Williams Energy,
		Inc	17,350
1,900	*	Comstock Resources, Inc	37,753
6,600	*	Evergreen Resources, Inc	226,710

197 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
25,600	*	Grey Wolf, Inc	$ 105,984
3,500	*	Hanover Compressor Co	42,315
200	*	Horizon Offshore, Inc	606
3,300	*	KCS Energy, Inc	35,310
700	*	McMoRan Exploration Co	10,360
10,300	*	Newpark Resources, Inc	53,560
3,200	*	Oceaneering International,
		Inc	97,440
7,800		Patina Oil & Gas Corp	204,750
1,000		Penn Virginia Corp	60,600
1,800	*	Plains Exploration &
		Production Co	33,552
1,400	*	Prima Energy Corp	48,370
2,100	*	Quicksilver Resources, Inc	81,396
3,300	*	Remington Oil & Gas Corp	65,175
1,900		RPC, Inc	21,166
5,600	*	Southwestern Energy Co	135,072
1,800		St. Mary Land & Exploration
		Co	60,174
7,300	*	Superior Energy Services,
		Inc	73,584
3,000	*	Tetra Technologies, Inc	78,390
5,600	*	Unit Corp	153,552
1,500	*	Veritas DGC, Inc	31,050
3,600	*	W-H Energy Services, Inc	52,092

		TOTAL OIL AND GAS
		EXTRACTION	1,941,209

PAPER AND ALLIED PRODUCTS—0.13%
3,000	*	Playtex Products, Inc	20,730
5,100		Wausau-Mosinee Paper
		Corp	71,859

		TOTAL PAPER AND ALLIED
		PRODUCTS	92,589

PERSONAL SERVICES—0.10%
3,300	*	Coinstar, Inc	52,371
1,100		CPI Corp	20,933

		TOTAL PERSONAL SERVICES	73,304

PETROLEUM AND COAL PRODUCTS—0.51%
2,800		ElkCorp	75,852
3,300		Frontier Oil Corp	63,954
4,900	*	Headwaters, Inc	125,538
1,200		Holly Corp	38,232
1,800		WD-40 Co	63,000

		TOTAL PETROLEUM AND
		COAL PRODUCTS	366,576

PRIMARY METAL INDUSTRIES—1.15%
8,855	*	Andrew Corp	154,962
3,600	*	Cable Design Technologies
		Corp	34,128
1,000	*	Encore Wire Corp	37,250

4,800	*	General Cable Corp	$ 35,424
1,000		Gibraltar Steel Corp	24,580
1,800	*	Liquidmetal Technologies,
		Inc	5,742
3,900	*	Lone Star Technologies, Inc	68,913
4,400		Matthews International
		Corp (Class A)	146,080
6,500	*	Maverick Tube Corp	153,076
1,400		Mueller Industries, Inc	47,586
1,000		NN, Inc	11,670
100	*	NS Group, Inc	1,300
2,100		Ryerson Tull, Inc	27,489
2,500	*	Steel Dynamics, Inc	61,950
800		Tredegar Corp	11,704

		TOTAL PRIMARY METAL
		INDUSTRIES	821,854

PRINTING AND PUBLISHING—0.64%
2,700		Bowne & Co, Inc	46,170
450		Courier Corp	20,137
900		Ennis Business Forms, Inc	15,066
3,500		Harland (John H.) Co	108,920
6,600		Hollinger International, Inc	130,680
1,100	*	Information Holdings, Inc	22,682
2,700	*	Mail-Well, Inc	12,069
1,200	*	Martha Stewart Living
		Omnimedia, Inc (Class A)	13,200
700		New England Business
		Services, Inc	23,695
1,900	*	Playboy Enterprises, Inc
		(Class B)	26,638
600		Standard Register Co	9,618
1,000		Thomas Nelson, Inc	27,220

		TOTAL PRINTING AND
		PUBLISHING	456,095

RAILROAD TRANSPORTATION—0.05%
1,500	*	Genesee & Wyoming, Inc
		(Class A)	37,050

		TOTAL RAILROAD
		TRANSPORTATION	37,050

REAL ESTATE—0.06%
1,000		Consolidated-Tomoka
		Land Co	37,120
200		United Capital Corp	4,376

		TOTAL REAL ESTATE	41,496

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.49%
1,600	*	Applied Films Corp	44,640
3,200	*	Jarden Corp	113,632
1,000		Quixote Corp	21,030
700	*	Skechers U.S.A., Inc
		(Class A)	9,177

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 198

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004
SHARES			VALUE

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—(Continued)
200		Spartech Corp	$ 4,980
1,200	*	Trex Co, Inc	40,932
6,300		Tupperware Corp	112,203
400	*	Vans, Inc	5,920

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	352,514

SECURITY AND COMMODITY BROKERS—0.54%
4,950	*	Affiliated Managers Group,
		Inc	270,171
100		First Albany Cos, Inc	1,384
700		Gabelli Asset Management,
		Inc (Class A)	28,196
4,800	*	Investment Technology
		Group, Inc	73,440
200		Value Line, Inc	10,546

		TOTAL SECURITY AND
		COMMODITY BROKERS	383,737

SOCIAL SERVICES—0.12%
1,800	*	Bright Horizons Family
		Solutions, Inc	84,888

		TOTAL SOCIAL SERVICES	84,888

SPECIAL TRADE CONTRACTORS—0.08%
6,728	*	Bookham Technology plc
		(Spon ADR)	14,667
100	*	EMCOR Group, Inc	3,670
3,100	*	Integrated Electrical
		Services, Inc	34,844
100		Roto-Rooter, Inc	5,055

		TOTAL SPECIAL TRADE
		CONTRACTORS	58,236

STONE, CLAY, AND GLASS PRODUCTS—0.34%
2,900	*	Cabot Microelectronics
		Corp	122,496
1,500		CARBO Ceramics, Inc	94,425
1,100		Libbey, Inc	28,523

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	245,444

TEXTILE MILL PRODUCTS—0.01%
300		Albany International Corp
		(Class A)	8,067

		TOTAL TEXTILE MILL
		PRODUCTS	8,067

TOBACCO PRODUCTS—0.09%
3,643		Vector Group Ltd	61,940

		TOTAL TOBACCO PRODUCTS	61,940

TRANSPORTATION BY AIR—0.78%
11,900	*	Airtran Holdings, Inc	$ 141,372
3,300	*	America West Holdings
		Corp (Class B)	31,449
15,900	*	AMR Corp	202,407
1,300	*	Atlantic Coast Airlines
		Holdings, Inc	9,451
4,600	*	ExpressJet Holdings, Inc	57,224
1,700	*	Forward Air Corp	55,879
4,100	*	Mesa Air Group, Inc	33,866
300	*	Offshore Logistics, Inc	6,915
900		Skywest, Inc	17,316

		TOTAL TRANSPORTATION
		BY AIR	555,879

TRANSPORTATION EQUIPMENT—1.57%
500	*	AAR Corp	6,140
700		Arctic Cat, Inc	17,843
3,400		Clarcor, Inc	150,110
4,000		Federal Signal Corp	79,400
200	*	Fleetwood Enterprises, Inc	2,456
300		Heico Corp	4,707
1,500		Marine Products Corp	20,985
4,300		Oshkosh Truck Corp	239,510
400		Standard Motor Products,
		Inc	6,272
300	*	Strattec Security Corp	18,981
1,500		Superior Industries
		International, Inc	53,160
5,100	*	Teledyne Technologies, Inc	95,370
5,600		Thor Industries, Inc	150,416
4,100	*	Wabash National Corp	96,760
5,000		Wabtec Corp	71,200
3,600		Winnebago Industries, Inc	112,212

		TOTAL TRANSPORTATION
		EQUIPMENT	1,125,522

TRANSPORTATION SERVICES—0.25%
900		Ambassadors Group, Inc	22,257
4,500	*	EGL, Inc	80,820
3,512	*	Pacer International, Inc	77,404

		TOTAL TRANSPORTATION
		SERVICES	180,481

TRUCKING AND WAREHOUSING—0.55%
1,000	*	Covenant Transport, Inc
		(Class A)	18,030
4,000		Heartland Express, Inc	91,120
4,400	*	Landstar System, Inc	180,136
1,800	*	Old Dominion Freight Line	60,660
900	*	P.A.M. Transportation
		Services	15,570
100	*	SCS Transportation, Inc	2,180

199 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Growth Index Fund - March 31, 2004

SHARES			VALUE

TRUCKING AND WAREHOUSING—(Continued)
800	*	Yellow Roadway Corp	$ 26,936

		TOTAL TRUCKING AND
		WAREHOUSING	394,632

WATER TRANSPORTATION—0.09%
1,900	*	Gulfmark Offshore, Inc	29,849
500	*	Kirby Corp	16,895
1,000		Maritrans, Inc	15,710

		TOTAL WATER
		TRANSPORTATION	62,454

WHOLESALE TRADE-DURABLE GOODS—1.29%
900	*	1-800 Contacts, Inc	15,849
300		Action Performance Cos,
		Inc	4,581
700		Anixter International, Inc	19,775
1,800	*	Audiovox Corp (Class A)	36,000
800		Barnes Group, Inc	22,312
3,000	*	BioVeris Corp	35,550
1,000	*	Boyds Collection Ltd	2,510
2,300	*	Global Imaging Systems,
		Inc	76,406
1,200	*	Insight Enterprises, Inc	23,100
100	*	Insurance Auto Auctions,
		Inc	1,453
1,800	*	Keystone Automotive
		Industries, Inc	49,248
3,700	*	Knight Transportation, Inc	88,726
5,200		Owens & Minor, Inc	131,560
2,900	*	PSS World Medical, Inc	32,451
1,700	*	Scansource, Inc	81,498
4,650	*	SCP Pool Corp	173,259
1,200	*	WESCO International, Inc	17,880
6,297	*	Zoran Corp	109,316

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	921,474

WHOLESALE TRADE-NONDURABLE GOODS—1.22%
800		Advanced Marketing
		Services, Inc	7,920
3,700	*	Allscripts Healthcare
		Solutions, Inc	35,890
1,000	*	Central European
		Distribution Corp	32,340
400		D&K Healthcare
		Resources, Inc	4,100
1,400		Getty Realty Corp	37,198
600	*	Green Mountain Coffee, Inc	12,096
400	*	Hain Celestial Group, Inc	8,836

1,000		Kenneth Cole Productions,
		Inc (Class A)	$ 34,100
200	*	Maui Land & Pineapple Co	6,932
400	*	Men’s Wearhouse, Inc	10,628
400		Nash Finch Co	9,472
1,600		Nu Skin Enterprises, Inc
		(Class A)	32,240
3,200		Perrigo Co	64,160
3,200	*	Plains Resources, Inc	58,176
5,400	*	Priority Healthcare Corp
		(Class B)	114,965
300	*	School Specialty, Inc	10,671
1,100		Standard Commercial Corp	20,405
4,600	*	Tractor Supply Co	178,111
3,000	*	United Natural Foods, Inc	144,270
1,200	*	United Stationers, Inc	50,520

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	873,030

		TOTAL COMMON STOCK
		(Cost $48,875,351)	71,376,272

		TOTAL PORTFOLIO—99.88%
		(Cost $48,875,351)	71,376,272
		OTHER ASSETS &
		LIABILITIES, NET—0.12%	87,165

		NET ASSETS—100.00%	$71,463,437

*	Non-income producing
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 200

Statement of Investments (Unaudited) - Small-Cap Value Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-Crops	$ 43,110	0.07%
Amusement and Recreation Services	485,002	0.76
Apparel and Accessory Stores	1,009,919	1.59
Apparel and Other Textile Products	377,533	0.59
Auto Repair, Services and Parking	184,234	0.29
Automotive Dealers and Service Stations	517,045	0.81
Building Materials and Garden Supplies	454,560	0.71
Business Services	3,325,258	5.22
Chemicals and Allied Products	2,535,214	3.98
Coal Mining	331,646	0.52
Communications	1,055,632	1.66
Depository Institutions	7,711,967	12.13
Eating and Drinking Places	701,893	1.10
Electric, Gas, and Sanitary Services	3,323,231	5.22
Electronic and Other Electric Equipment	2,707,554	4.25
Engineering and Management Services	1,239,080	1.95
Executive, Legislative and General	6,543	0.01
Fabricated Metal Products	745,757	1.17
Food and Kindred Products	981,950	1.54
Food Stores	210,251	0.33
Furniture and Fixtures	113,189	0.18
Furniture and Homefurnishings Stores	331,887	0.52
General Building Contractors	854,722	1.34
General Merchandise Stores	605,015	0.95
Health Services	536,100	0.84
Heavy Construction, Except Building	145,226	0.23
Holding and Other Investment Offices	8,632,761	13.57
Hotels and Other Lodging Places	467,231	0.73
Industrial Machinery and Equipment	3,779,887	5.94
Instruments and Related Products	1,619,676	2.54
Insurance Agents, Brokers and Service	35,504	0.06
Insurance Carriers	2,550,146	4.01
Justice, Public Order and Safety	29,900	0.05
Leather and Leather Products	231,054	0.36
Lumber and Wood Products	162,182	0.25
Metal Mining	178,011	0.28
Miscellaneous Manufacturing Industries	451,181	0.71
Miscellaneous Retail	654,083	1.03
Motion Pictures	62,935	0.10

Nondepository Institutions	$ 500,657	0.79%
Nonmetallic Minerals, Except Fuels	45,370	0.07
Oil and Gas Extraction	2,295,265	3.61
Paper and Allied Products	605,495	0.95
Personal Services	196,018	0.31
Petroleum and Coal Products	192,144	0.30
Primary Metal Industries	1,504,775	2.36
Printing and Publishing	757,951	1.19
Railroad Transportation	218,965	0.34
Real Estate	299,758	0.47
Rubber and Miscellaneous Plastics Products	743,048	1.17
Security and Commodity Brokers	224,290	0.35
Special Trade Contractors	438,740	0.69
Stone, Clay, and Glass Products	305,959	0.48
Textile Mill Products	140,178	0.22
Tobacco Products	167,706	0.26
Transportation by Air	656,540	1.03
Transportation Equipment	1,107,714	1.74
Transportation Services	220,748	0.35
Trucking and Warehousing	419,622	0.66
Water Transportation	353,049	0.55
Wholesale Trade-durable Goods	1,608,297	2.53
Wholesale Trade-nondurable Goods	1,054,063	1.66

TOTAL COMMON STOCK (Cost $46,735,717)	63,444,421	99.67

TOTAL PORTFOLIO (Cost $46,735,717)	63,444,421	99.67
OTHER ASSETS & LIABILITIES, NET	210,500	0.33

NET ASSETS	$63,654,921	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.67%
AGRICULTURAL PRODUCTION- CROPS—0.07%
100		Alico, Inc	$ 3,190
1,600		Delta & Pine Land Co	39,920

		TOTAL AGRICULTURAL
		PRODUCTION-CROPS	43,110

AMUSEMENT AND RECREATION SERVICES—0.76%
2,100	*	Argosy Gaming Co	74,655
3,800	*	Aztar Corp	93,138
4,200	*	Bally Total Fitness Holding
		Corp	24,612
500		Churchill Downs, Inc	19,390

201 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

SHARES			VALUE

AMUSEMENT AND RECREATION SERVICES—(Continued)
400		Dover Downs Gaming &
		Entertainment, Inc	$ 4,284
1,900		Dover Motorsport, Inc	7,315
1,600	*	Gaylord Entertainment Co	49,440
800	*	Isle Of Capri Casinos, Inc	20,112
5,100	*	Magna Entertainment Corp
		(Class A)	30,702
12,300	*	Six Flags, Inc	96,555
400		Speedway Motorsports, Inc	12,124
1,000	*	WMS Industries, Inc	31,000
1,500		World Wrestling Federation
		Entertainment, Inc	21,675

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	485,002

APPAREL AND ACCESSORY STORES—1.59%
2,600	*	American Eagle Outfitters,
		Inc	70,096
5,000	*	AnnTaylor Stores Corp	214,000
1,000		Buckle, Inc	28,960
2,500		Burlington Coat Factory
		Warehouse Corp	49,500
1,800		Cato Corp (Class A)	36,144
568	*	Charlotte Russe Holding,
		Inc	10,394
13,636	*	Charming Shoppes, Inc	106,224
100	*	Children’s Place Retail
		Stores, Inc	3,097
593		Deb Shops, Inc	15,246
2,500	*	Dress Barn, Inc	43,850
2,200	*	Finish Line, Inc (Class A)	81,356
2,600	b*	Footstar, Inc	6,370
2,700	*	Genesco, Inc	62,586
2,400		Goody’s Family Clothing, Inc	34,248
300		Oshkosh B’gosh, Inc
		(Class A)	7,020
9,000	*	Payless Shoesource, Inc	125,640
500	*	Shoe Carnival, Inc	7,745
2,000	*	Stage Stores, Inc	77,380
2,900	*	Wet Seal, Inc (Class A)	23,925
2,200	*	Wilsons The Leather Experts,
		Inc	6,138

		TOTAL APPAREL AND
		ACCESSORY STORES	1,009,919

APPAREL AND OTHER TEXTILE PRODUCTS—0.59%
4,000	*	Collins & Aikman Corp	22,000
1,000	*	Guess?, Inc	18,030
3,500		Kellwood Co	137,375
1,500		Oxford Industries, Inc	69,285
3,300		Phillips-Van Heusen Corp	61,050

3,474	*	Warnaco Group, Inc	$ 69,793

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	377,533

AUTO REPAIR, SERVICES AND PARKING—0.29%
2,500		Central Parking Corp	50,200
3,100	*	Dollar Thrifty Automotive
		Group, Inc	78,337
1,900	*	Midas, Inc	36,955
750	*	Monro Muffler Brake, Inc	18,742

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	184,234

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.81%
1,600	*	Asbury Automotive Group,
		Inc	27,696
8,900	*	Copart, Inc	193,397
1,500	*	CSK Auto Corp	27,165
1,600	*	Group 1 Automotive, Inc	57,920
1,000		Lithia Motors, Inc (Class A)	27,650
1,100	*	MarineMax, Inc	29,227
3,200		Sonic Automotive, Inc	80,160
2,000		United Auto Group, Inc	54,720
600	*	West Marine, Inc	19,110

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	517,045

BUILDING MATERIALS AND GARDEN SUPPLIES—0.71%
1,600		Building Materials Holding
		Corp	28,080
2,100	*	Central Garden & Pet Co	75,600
13,600		Louisiana-Pacific Corp	350,880

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	454,560

BUSINESS SERVICES—5.22%
1,350		Aaron Rents, Inc	33,602
5,000		ABM Industries, Inc	89,750
4,400	*	ActivCard Corp	28,468
13,650	*	Activision, Inc	215,943
1,200	*	Advent Software, Inc	22,440
1,200		Advo, Inc	38,664
2,700	*	Aether Systems, Inc	12,555
5,273	*	American Management
		Systems, Inc	101,242
1,757	*	AMN Healthcare Services,
		Inc	32,241
3,800	*	Arbitron, Inc	152,988
2,000	*	Armor Holdings, Inc	66,200
3,800	*	Ascential Software Corp	83,296
1,300	*	Asiainfo Holdings, Inc	8,476

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 202

SHARES			VALUE

BUSINESS SERVICES—(Continued)
300	*	Aspen Technology, Inc	$ 2,451
200	*	Atari, Inc	682
200		Brady Corp (Class A)	7,616
600	*	CCC Information Services
		Group, Inc	10,662
1,300		CDI Corp	41,964
200	*	Cerner Corp	9,038
3,100	*	Ciber, Inc	34,100
4,000	*	Computer Horizons Corp	17,200
5,200	*	E.piphany, Inc	37,544
2,200	*	Earthlink, Inc	19,492
6,300	*	eFunds Corp	103,320
2,200		Electro Rent Corp	22,132
1,000	*	Entrust, Inc	4,370
4,300	*	Extreme Networks, Inc	31,003
2,800	*	Gerber Scientific, Inc	19,040
1,758		Healthcare Services Group	28,919
1,200	*	Heidrick & Struggles
		International, Inc	28,716
11,700	*	Homestore, Inc	49,491
400	*	Hudson Highland Group, Inc	11,152
2,700	*	iGate Corp	18,819
1,300	*	Infospace, Inc	50,531
147	*	Intergraph Corp	3,554
600	*	Internet Security Systems,
		Inc	10,584
900		Interpool, Inc	13,500
3,130	*	Interwoven, Inc	31,206
300	*	iPayment, Inc	9,978
2,900	*	JDA Software Group, Inc	42,195
2,400	*	Keane, Inc	37,776
800		Kelly Services, Inc (Class A)	23,688
900	*	Keynote Systems, Inc	11,583
900	*	KFX ,Inc	9,351
1,000	*	Korn/Ferry International	16,000
202		Kronos Worldwide, Inc	6,119
5,500	*	Lawson Software, Inc	45,650
2,700	*	Manugistics Group, Inc	18,495
57	*	Marketwatch.com, Inc	795
400		McGrath RentCorp	12,196
300	*	Medical Staffing Network
		Holdings, Inc	2,361
690	*	MedQuist, Inc	10,861
800	*	Memberworks, Inc	27,936
900	*	Mentor Graphics Corp	16,038
3,000	*	Midway Games, Inc	21,840
3,100	*	Mindspeed Technologies, Inc	20,243
12,500	*	MPS Group, Inc	139,000
300	*	MRO Software, Inc	3,486
2,000	*	MSC.Software Corp	17,620
1,000	*	National Processing, Inc	19,000
2,500	*	NCO Group, Inc	58,425

300	*	Neoforma, Inc	$ 3,261
7,100	*	NETIQ Corp	99,116
800	*	Netratings, Inc	8,840
900	*	Netscout Systems, Inc	6,921
1,600	*	Network Equipment
		Technologies, Inc	15,968
900	*	NIC, Inc	5,436
1,000	*	NYFIX, Inc	5,160
719	*	PalmSource, Inc	13,064
2,900	*	Parametric Technology Corp	13,108
400	*	PDI, Inc	10,116
400	*	Pegasus Solutions, Inc	4,672
100	*	Pegasystems, Inc	822
3,900	*	Perot Systems Corp
		(Class A)	51,870
2,500	*	R.H. Donnelley Corp	116,750
2,400	*	Radisys Corp	50,160
1,400	*	Raindance Communications,
		Inc	3,990
1	*	Redback Networks, Inc	6
304	*	Redback Networks, Inc
		Wts 01/02/11	2,113
289	*	Redback Networks, Inc
		Wts 01/02/11	1,994
600	*	Register.com, Inc	3,552
2,800	*	Rent-Way, Inc	24,640
3,700	*	Roxio, Inc	16,539
8,967	*	S1 Corp	68,149
5,600	*	SonicWALL, Inc	49,952
8,000	*	Spherion Corp	81,840
1,400	*	Stellent, Inc	10,458
2,700	*	Sybase, Inc	56,673
2,600	*	Sykes Enterprises, Inc	15,470
500	*	Synplicity, Inc	3,600
300		Talx Corp	6,585
2,600	*	TeleTech Holdings, Inc	16,276
3,900	*	THQ, Inc	78,897
2,700	*	TIBCO Software, Inc	22,059
1,900	*	Tier Technologies, Inc
		(Class B)	20,311
400	*	Tyler Technologies, Inc	3,884
7,100	*	United Rentals, Inc	126,167
2,300	*	Universal Compression
		Holdings, Inc	75,670
8,000	*	Valueclick, Inc	86,400
700	*	Vastera, Inc	2,716
1,100	*	Volt Information Sciences,
		Inc	26,884
1,500	*	WatchGuard Technologies,
		Inc	11,730
3,600	*	Wind River Systems, Inc	39,852

		TOTAL BUSINESS SERVICES	3,325,258

203 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—3.98%
10,900	*	Abgenix, Inc	$ 144,861
3,500	*	Albany Molecular Research,
		Inc	55,615
4,000		Albemarle Corp	116,000
2,300	*	Alexion Pharmaceuticals,
		Inc	54,648
4,800		Alpharma, Inc (Class A)	94,128
400	*	Aphton Corp	1,880
2,600		Arch Chemicals, Inc	73,398
900	*	Arena Pharmaceuticals, Inc	5,850
1,300	*	Biopure Corp	2,054
4,500		Calgon Carbon Corp	34,650
2,600		Cambrex Corp	69,940
4,500	*	Cell Genesys, Inc	54,180
300	*	Chattem, Inc	7,776
5,600		Crompton Corp	35,728
1,900	*	Cubist Pharmaceuticals, Inc	17,480
800	*	Dade Behring Holdings, Inc	35,584
1,800	*	Elizabeth Arden, Inc	38,016
2,000	*	Ethyl Corp	39,620
2,400		Ferro Corp	62,760
1,000	*	First Horizon
		Pharmaceutical	15,760
4,700	*	FMC Corp	201,254
1,300		Georgia Gulf Corp	39,195
4,800		Great Lakes Chemical Corp	114,480
400	*	GTC Biotherapeutics, Inc	880
3,000	*	Guilford Pharmaceuticals,
		Inc	21,690
3,800		H.B. Fuller Co	108,072
4,900	*	Immunogen, Inc	32,928
200		Inter Parfums, Inc	4,598
300	*	Inverness Medical
		Innovations, Inc	5,490
9,900	*	Medarex, Inc	88,803
400		Meridian Bioscience, Inc	4,076
8,500	*	Millennium Chemicals, Inc	126,990
2,300		Minerals Technologies, Inc	131,330
2,500	*	Nabi Biopharmaceuticals	38,875
1,300		Nature’s Sunshine Products,
		Inc	19,292
1,300	*	Neose Technologies, Inc	12,220
400		NL Industries, Inc	5,560
1,400		Octel Corp	41,790
3,100		Olin Corp	55,335
3,800	*	OM Group, Inc	115,520
4,300	*	Omnova Solutions, Inc	22,575
12,300	*	PolyOne Corp	81,795
6,000	*	Praecis Pharmaceuticals,
		Inc	35,460
400		Quaker Chemical Corp	10,160

1,000	*	Revlon, Inc (Class A)	$ 2,770
290	*	Serologicals Corp	5,916
100	*	Sirna Therapeutics, Inc	405
13,900	b*	Solutia, Inc	5,421
700		Stepan Co	15,988
5,300	*	Unifi, Inc	23,479
10,900		USEC, Inc	92,105
4,200		Wellman, Inc	35,070
1,300		West Pharmaceutical
		Services, Inc	48,620
8,700	*	WR Grace & Co	27,144

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	2,535,214

COAL MINING—0.52%
4,800		Arch Coal, Inc	150,672
8,200		Massey Energy Co	180,974

		TOTAL COAL MINING	331,646

COMMUNICATIONS—1.66%
34,500	*	Charter Communications,
		Inc (Class A)	162,495
25,600	*	Cincinnati Bell, Inc	104,192
1,700	*	Crown Media Holdings, Inc
		(Class A)	13,753
1,900		CT Communications, Inc	26,277
700	*	Cumulus Media, Inc
		(Class A)	13,993
1,700		D&E Communications, Inc	23,783
3,900	*	Dobson Communications
		Corp (Class A)	11,271
1,100	*	Emmis Communications
		Corp (Class A)	26,191
100	*	Fisher Communications, Inc	4,875
5,800	*	General Communication,
		Inc (Class A)	52,780
4,700		Gray Television, Inc	68,714
100		HickoryTech Corp	1,243
8,900	*	Infonet Services Corp
		(Class B)	17,711
5,800	*	Insight Communications
		Co, Inc	58,000
2,000		Liberty Corp	92,540
900	*	Lightbridge, Inc	5,310
3,600	*	Lin TV Corp (Class A)	85,716
594	*	Lodgenet Entertainment
		Corp	11,286
2,600	*	Mastec, Inc	24,622
7,600	*	McLeodUSA, Inc (Class A)	11,324
2,500	*	Metro One
		Telecommunications, Inc	5,750
1,200	*	Net2Phone, Inc	6,240
1,000	*	Paxson Communications
		Corp	3,900

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 204

SHARES			VALUE

COMMUNICATIONS—(Continued)
100	*	Pegasus Communications
		Corp	$ 3,834
5,300	*	Price Communications Corp	83,157
9,000	*	Primus Telecommunications
		Group	75,690
2,600	*	RCN Corp	754
1,600	*	Regent Communications,
		Inc	10,416
100		SureWest Communications	2,679
5,400	*	Time Warner Telecom, Inc
		(Class A)	35,262
1,100	f*	WilTel Communications
		Group, Inc Rts	0
656	*	Young Broadcasting, Inc
		(Class A)	11,874

		TOTAL COMMUNICATIONS	1,055,632

DEPOSITORY INSTITUTIONS—12.13%
1,700		1st Source Corp	41,854
1,300		ABC Bancorp	24,635
599		American National
		Bankshares, Inc	14,693
1,430	*	AmericanWest Bancorp	28,185
2,700		Anchor Bancorp Wisconsin,
		Inc	68,985
500		Bancfirst Corp	27,720
1,000		BancTrust Financial Group,
		Inc	17,500
3,435		Bank Mutual Corp	38,438
1,800		Bank Of Granite Corp	37,206
5,700		BankAtlantic Bancorp, Inc
		(Class A)	96,672
3,800	*	BankUnited Financial Corp
		(Class A)	112,860
1,300		Banner Corp	38,077
3,000		Bay View Capital Corp	6,690
700		Berkshire Hills Bancorp, Inc	24,430
100		Bryn Mawr Bank Corp	2,290
1,100		BSB Bancorp, Inc	42,460
200		C&F Financial Corp	8,152
1,000		Camco Financial Corp	16,370
1,100		Camden National Corp	35,145
800		Capital City Bank Group,
		Inc	33,000
644		Capital Corp of the West	25,200
899		Cathay General Bancorp	59,172
600		CB Bancshares, Inc	41,934
1,100		CCBT Financial Cos, Inc	40,590
586		Center Bancorp, Inc	9,265
800		Center Financial Corp	12,592
1,100	*	Central Coast Bancorp	20,207

1,000	Central Pacific Financial
	Corp	$ 29,790
400	Century Bancorp, Inc
	(Class A)	13,236
1,300	CFS Bancorp, Inc	19,045
3,145	Chemical Financial Corp	112,811
4,500	Chittenden Corp	148,500
5,600	Citizens Banking Corp	182,728
1,200	Citizens First Bancorp, Inc	28,992
1,200	Citizens South Banking
	Corp	16,296
1,000	City Bank	34,430
900	City Holding Co	30,870
500	Coastal Bancorp, Inc	20,675
363	Coastal Financial Corp	5,899
100	CoBiz, Inc	2,043
200	Columbia Bancorp (Oregon)	3,280
1,800	Columbia Banking System,
	Inc	50,400
250	Commercial Bankshares,
	Inc	6,780
5,900	Commercial Federal Corp	162,840
1,500	Community Bank System,
	Inc	69,420
1,826	Community Trust Bancorp,
	Inc	60,258
2,100	Corus Bankshares, Inc	84,609
220	CVB Financial Corp	4,567
24	Eastern Virginia Bankshares,
	Inc	553
1,000	ESB Financial Corp	14,000
900	EverTrust Financial Group,
	Inc	16,416
300	Exchange National
	Bancshares, Inc	9,510
600	Farmers Capital Bank Corp	21,000
1,800	Fidelity Bankshares, Inc	65,970
1,100	Financial Institutions, Inc	25,212
300	First Bancorp (North
	Carolina)	9,447
100	First Busey Corp (Class A)	2,711
4,000	First Charter Corp	84,200
100	First Citizens Banc Corp	2,661
900	First Citizens Bancshares,
	Inc (Class A)	110,700
7,900	First Commonwealth
	Financial Corp	116,762
1,700	First Community Bancorp	63,563
880	First Community Bancshares,
	Inc	26,875
2,656	First Federal Capital Corp	56,546
4,000	First Financial Bancorp	74,000

205 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,515		First Financial Bankshares,
		Inc	$ 60,706
1,700		First Financial Corp
		(Indiana)	49,827
1,200		First Financial Holdings, Inc	35,868
500		First M & F Corp	16,845
2,515		First Merchants Corp	60,486
900		First Oak Brook Bancshares,
		Inc	27,225
400		First Of Long Island Corp	20,088
1,400		First Republic Bank	53,984
2,800		First Sentinel Bancorp, Inc	59,220
728		First State Bancorp	22,466
900		First United Corp	20,736
630		Firstbank Corp	16,758
2,000		Firstfed America Bancorp,
		Inc	55,740
2,200	*	FirstFed Financial Corp	101,486
31		Flag Financial Corp	398
1,000		Flagstar Bancorp, Inc	25,650
785		FloridaFirst Bancorp, Inc	21,179
1,950		Flushing Financial Corp	35,295
800		FNB Corp (Virginia)	22,024
101		FNB Corp, Inc (North
		Carolina)	2,152
507		Foothill Independent
		Bancorp	11,175
900		Frontier Financial Corp	30,951
600		GA Financial, Inc	21,030
100		GB&T Bancshares, Inc	2,815
1,771		Glacier Bancorp, Inc	57,115
4,800		Gold Banc Corp, Inc	78,240
276		Greater Community
		Bancorp	4,441
3,600		Hancock Holding Co	111,456
1,200		Hanmi Financial Corp	31,908
1,100		Harbor Florida Bancshares,
		Inc	31,834
550		Heartland Financial U.S.A.,
		Inc	10,241
1,563	*	Heritage Commerce Corp	20,319
1,465		Horizon Financial Corp	27,000
4,000		Hudson River Bancorp, Inc	82,400
1,700		Humboldt Bancorp	33,711
779		IberiaBank Corp	45,844
100		Independent Bank Corp
		(Massachusetts)	3,031
550		Independent Bank Corp
		(Michigan)	15,323
1,992		Integra Bank Corp	47,987
2,200	*	Intercept, Inc	26,818

1,100		Interchange Financial
		Services Corp	$ 26,730
1,900		Irwin Financial Corp	51,262
600	*	Itla Capital Corp	29,676
718		Lakeland Bancorp, Inc	11,818
700		Lakeland Financial Corp	23,639
1,200		LSB Bancshares, Inc	20,724
300		Macatawa Bank Corp	8,361
3,490		MAF Bancorp, Inc	151,675
200		Main Street Banks, Inc	5,468
882		MainSource Financial
		Group, Inc	31,593
1,150		MB Financial, Inc	44,838
200		MBT Financial Corp	3,440
100		Mercantile Bank Corp	3,550
600		Merchants Bancshares, Inc	17,106
3,200		Mid-State Bancshares	75,680
100		Midwest Banc Holdings, Inc	2,363
600		MutualFirst Financial, Inc	14,442
100		Nara Bancorp, Inc	2,962
100		NASB Financial, Inc	3,978
100		National Bankshares, Inc	5,031
1,785		National Penn Bancshares,
		Inc	56,281
600		NBC Capital Corp	15,600
3,900		NBT Bancorp, Inc	87,750
4,500		NetBank, Inc	54,945
200		Northern States Financial
		Corp	5,324
1,000		Northwest Bancorp, Inc	25,570
400		Oak Hill Financial, Inc	13,060
400		OceanFirst Financial Corp	9,972
5,100	*	Ocwen Financial Corp	49,317
1,101		Omega Financial Corp	40,255
900		PAB Bankshares, Inc	11,430
1,700		Pacific Capital Bancorp	67,439
600		Pacific Union Bank	17,610
600		Parkvale Financial Corp	17,196
900		Partners Trust Financial
		Group, Inc	30,789
900		Patriot Bank Corp	26,352
500		Pennfed Financial Services,
		Inc	17,680
1,465		Peoples Bancorp, Inc	40,742
1,100		Peoples Holding Co	37,070
1,680		PFF Bancorp, Inc	64,058
3,100		Provident Bankshares Corp	97,278
434		Provident Financial
		Holdings	11,275
6,300		Provident Financial
		Services, Inc	117,747
1,200		R & G Financial Corp
		(Class B)	41,448

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 206

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,050		Republic Bancorp, Inc
		(Class A) (Kentucky)	$ 20,443
5,170		Republic Bancorp, Inc
		(Michigan)	72,690
1,200		Republic Bancshares, Inc	36,038
150		Resource Bankshares Corp	4,890
2,100		Riggs National Corp	36,141
584		Royal Bancshares of
		Pennsylvania (Class A)	14,904
1,900		S & T Bancorp, Inc	57,114
200		S.Y. Bancorp, Inc	4,480
600		Santander Bancorp	16,500
1,000		SCBT Financial Corp	31,500
880		Seacoast Banking Corp of
		Florida	18,216
3,400		Seacoast Financial Services
		Corp	113,900
1,100		Second Bancorp, Inc	35,530
300		Security Bank Corp	9,000
3,800	*	Silicon Valley Bancshares	123,272
1,900		Simmons First National Corp
		(Class A)	52,345
7,600		South Financial Group, Inc	224,884
635		Southern Financial Bancorp,
		Inc	28,321
1,155		Southside Bancshares, Inc	21,495
1,400		Southwest Bancorp, Inc	24,220
540		State Bancorp, Inc	13,014
745		State Financial Services
		Corp (Class A)	21,076
7,100		Staten Island Bancorp, Inc	176,648
575		Sterling Bancorp	16,761
1,800		Sterling Bancshares, Inc	24,102
2,625		Sterling Financial Corp
		(Pennsylvania)	67,489
2,493	*	Sterling Financial Corp
		(Spokane)	91,967
200		Summit Bancshares, Inc	6,020
900	*	Sun Bancorp, Inc (New
		Jersey)	22,761
200		Sun Bancorp, Inc
		(Pennsylvania)	3,900
600		Taylor Capital Group, Inc	13,830
419		Texas Regional Bancshares,
		Inc (Class A)	17,828
2,700		TierOne Corp	63,423
700		Trico Bancshares	26,166
1,470		U.S.B. Holding Co, Inc	36,074
2,202		UMB Financial Corp	111,641
1,000		Umpqua Holdings Corp	20,190
1,000		Union Bankshares Corp	32,270

3,520		United Community Financial
		Corp	$ 45,866
100		United Security Bancshares
		(California)	2,470
2,900		Unizan Financial Corp	72,007
200		Virginia Financial Group, Inc	6,950
300		Warwick Community
		Bancorp	10,050
1,200		Washington Trust Bancorp,
		Inc	31,680
735		Wayne Bancorp, Inc	17,199
2,400		Wesbanco, Inc	72,840
2,100		West Coast Bancorp	47,775
1,300		Willow Grove Bancorp, Inc	23,270
786		WSFS Financial Corp	39,434
1,100		Yardville National Bancorp	27,170

		TOTAL DEPOSITORY
		INSTITUTIONS	7,711,967

EATING AND DRINKING PLACES—1.10%
4,700		Bob Evans Farms, Inc	152,468
300	*	CEC Entertainment, Inc	10,410
1,500	*	Dave & Buster’s, Inc	22,575
2,500		IHOP Corp	86,100
4,200	*	Jack In The Box, Inc	104,874
2,900		Landry’s Restaurants, Inc	86,507
2,000		Lone Star Steakhouse &
		Saloon, Inc	58,380
800	*	O’Charley’s, Inc	14,600
200	*	Papa John’s International,
		Inc	6,768
5,600	*	Ryan’s Family Steak Houses,
		Inc	95,816
1,700	*	The Steak N Shake Co	32,725
900		Triarc Cos (Class A)	9,846
1,900		Triarc Cos (Class B)	20,824

		TOTAL EATING AND DRINKING
		PLACES	701,893

ELECTRIC, GAS, AND SANITARY SERVICES—5.22%
16,400	*	Allegheny Energy, Inc	224,844
2,100		American States Water Co	51,240
24,300	*	Aquila, Inc	114,453
6,648		Atmos Energy Corp	169,989
6,400		Avista Corp	121,088
4,300		Black Hills Corp	137,041
1,700		California Water Service
		Group	48,093
1,500		Cascade Natural Gas Corp	32,685
1,500	*	Casella Waste Systems,
		Inc (Class A)	21,810
1,600		Central Vermont Public
		Service Corp	36,000

207 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
1,900		CH Energy Group, Inc	$ 93,271
800		Chesapeake Utilities Corp	20,496
5,600		Cleco Corp	106,568
20,300	*	CMS Energy Corp	181,685
600		Connecticut Water Service,
		Inc	16,980
6,600	*	El Paso Electric Co	91,344
3,000		Empire District Electric Co	67,950
4,500		Energen Corp	185,625
600		EnergySouth, Inc	20,945
5,100		Idacorp, Inc	152,490
2,400		Laclede Group, Inc	72,720
824		Middlesex Water Co	17,057
2,700		New Jersey Resources Corp	102,060
3,300		Northwest Natural Gas Co	103,125
2,100		NUI Corp	35,511
2,439		Otter Tail Corp	64,438
48		Piedmont Natural Gas Co,
		Inc	2,027
5,200		PNM Resources, Inc	156,260
1,300		Resource America, Inc
		(Class A)	24,050
3,800		SEMCO Energy, Inc	21,508
15,600	*	Sierra Pacific Resources	115,440
900		SJW Corp	31,194
1,600		South Jersey Industries, Inc	65,456
7,380	*	Southern Union Co	139,851
4,100		Southwest Gas Corp	95,940
1,600		Southwest Water Co	21,872
1,500		UIL Holdings Corp	72,255
3,800		Unisource Energy Corp	93,366
200	*	Waste Connections, Inc	7,960
8,900		Westar Energy, Inc	186,544

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	3,323,231

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—4.25%
2,900	*	Alliance Semiconductor
		Corp	22,069
1,309	*	Anaren Microwave, Inc	20,656
2,500	*	Applica, Inc	28,100
4,400	*	Arris Group, Inc	40,480
3,700	*	Artesyn Technologies, Inc	35,224
1,213		Bel Fuse, Inc (Class B)	39,714
3,050	*	Benchmark Electronics, Inc	96,014
250	*	Brillian Corp	2,158
1,900		C&D Technologies, Inc	31,749
600	*	C-COR.net Corp	8,412
375		Celestica, Inc (U.S.)	6,150
1,000	*	Ceva, Inc	9,406

13,896	*	Corvis Corp	$ 26,680
2,100		CTS Corp	27,384
1,000		Cubic Corp	26,000
3,700	*	Ditech Communications
		Corp	61,679
1,600	*	Dupont Photomasks, Inc	37,216
3,500	*	Electro Scientific Industries,
		Inc	82,390
800	*	Emerson Radio Corp	3,056
1,364	*	EMS Technologies, Inc	26,339
300	*	Energy Conversion Devices,
		Inc	2,940
3,700	*	ESS Technology, Inc	54,242
2,200	*	Exar Corp	40,700
6,500	*	Finisar Corp	14,170
300		Franklin Electric Co, Inc	19,104
900	*	FuelCell Energy, Inc	12,204
500	*	Genesis Microchip, Inc	8,380
1,550	*	Genlyte Group, Inc	86,862
8,300	*	GrafTech International Ltd	124,085
400	*	Hutchinson Technology, Inc	11,224
4,600	*	Integrated Silicon Solution,
		Inc	81,604
300	*	IXYS Corp	2,820
11,200	*	Kemet Corp	160,608
2,200	*	Lattice Semiconductor Corp	19,206
300	*	Littelfuse, Inc	11,160
2,250		LSI Industries, Inc	27,360
3,700		Methode Electronics, Inc	47,730
325	*	Metrologic Instruments, Inc	7,605
4,200	*	Microsemi Corp	57,456
3,450	*	Moog, Inc (Class A)	117,714
13,800	*	MRV Communications, Inc	45,954
600		National Presto Industries,
		Inc	23,256
9	*	Novellus Systems, Inc	286
5,500	*	Oplink Communications, Inc	13,805
800	*	Optical Communication
		Products, Inc	2,632
1,000	*	OSI Systems, Inc	20,000
1,800		Park Electrochemical Corp	45,540
1,600	*	Pemstar, Inc	5,840
2,800	*	Pericom Semiconductor
		Corp	32,144
1,100	*	Photronics, Inc	19,514
2,000	*	Plexus Corp	35,580
900	*	Powell Industries, Inc	15,984
1,900	*	Powerwave Technologies,
		Inc	14,820
2,300	*	Rayovac Corp	65,780
20	*	Read-Rite Corp	0
3,200		Regal-Beloit Corp	63,936
3,800	*	Remec, Inc	28,880

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 208

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
900		Richardson Electronics Ltd	$ 10,899
2,000	*	SBA Communications Corp	7,760
1,700	*	SBS Technologies, Inc	26,282
3,500	*	Silicon Storage Technology,
		Inc	45,290
342	*	Siliconix, Inc	15,947
3,000	*	Sipex Corp	18,900
8,400	*	Skyworks Solutions, Inc	97,944
2,000		Smith (A.O.) Corp	57,900
600	*	Standard Microsystems
		Corp	15,984
600	*	Stoneridge, Inc	8,652
7,900	*	Sycamore Networks, Inc	32,232
1,900	*	Symmetricom, Inc	17,043
5,000	*	Technitrol, Inc	94,000
8,500	*	Terayon Communication
		Systems, Inc	29,070
5,400		Thomas & Betts Corp	117,828
1,000	*	Three-Five Systems, Inc	6,550
100	*	Tollgrade Communications,
		Inc	1,596
6,900	*	Triquint Semiconductor, Inc	50,370
900	*	TTM Technologies, Inc	11,088
4,500		Turnstone Systems, Inc	554
100	*	Universal Electronics, Inc	1,320
4,200	*	Valence Technology, Inc	18,690
4,300	*	Verso Technologies, Inc	7,181
620	*	Viasat, Inc	15,426
400	*	Vicor Corp	4,908
300	*	Virage Logic Corp	2,774
200	*	White Electronic Designs
		Corp	1,530
800		Woodhead Industries, Inc	12,000
1,500	*	Zhone Technologies, Inc	5,835

		TOTAL ELECTRONIC AND OTHER
		ELECTRIC EQUIPMENT	2,707,554

ENGINEERING AND MANAGEMENT SERVICES—1.95%
3,400	*	Applera Corp (Celera
		Genomics Group)	49,334
9,776	*	Century Business Services,
		Inc	48,000
1,700	*	Cornell Cos, Inc	19,669
4,700	*	Corrections Corp of America	167,320
2,000	*	CuraGen Corp	12,480
4,200	*	Decode Genetics, Inc	44,520
2,500	*	First Consulting Group, Inc	15,650
100	*	Forrester Research, Inc	1,895
9,200	*	Gartner, Inc (Class A)	107,180
4,100	*	Gene Logic, Inc	20,705

9,600	*	Incyte Corp	$ 79,776
300		Landauer, Inc	12,600
5,000	*	Lexicon Genetics, Inc	31,350
2,000	*	MAXIMUS, Inc	70,000
2,700	*	Maxygen, Inc	25,623
2,000	*	Parexel International Corp	35,740
3,100	*	Pharmacopeia, Inc	62,372
4,600	*	PRG-Schultz International,
		Inc	20,240
4,600	*	Savient Pharmaceuticals,
		Inc	17,388
2,000	*	Sourcecorp	53,000
1,400	*	Transkaryotic Therapies, Inc	24,024
400	*	TRC Cos, Inc	7,484
8,500	*	U.S. Oncology, Inc	125,630
2,100	*	URS Corp	60,438
3,184	*	Washington Group
		International, Inc	116,566
400	*	Watson Wyatt & Co
		Holdings	10,096

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	1,239,080

EXECUTIVE, LEGISLATIVE AND GENERAL—0.01%
900	*	Omega Protein Corp	6,543

		TOTAL EXECUTIVE,
		LEGISLATIVE AND
		GENERAL	6,543

FABRICATED METAL PRODUCTS—1.17%
1,700		CIRCOR International, Inc	38,420
21,500	*	Crown Holdings, Inc	200,380
3,300	*	Griffon Corp	71,280
1,000	*	Intermagnetics General
		Corp	26,500
10,000	*	Jacuzzi Brands, Inc	93,800
1,000		Material Sciences Corp	11,000
601	*	Mobile Mini, Inc	10,397
2,200	*	NCI Building Systems, Inc	51,612
800	*	Raytech Corp	2,304
8,200	*	Shaw Group, Inc	88,888
500	*	Silgan Holdings, Inc	22,865
700		Sturm Ruger & Co, Inc	9,457
7,300	*	Tower Automotive, Inc	36,792
2,000		Valmont Industries, Inc	39,960
1,800		Watts Water Technologies,
		Inc (Class A)	42,102

		TOTAL FABRICATED METAL
		PRODUCTS	745,757

FOOD AND KINDRED PRODUCTS—1.54%
300	*	Boston Beer Co, Inc
		(Class A)	5,526

209 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

SHARES			VALUE

FOOD AND KINDRED PRODUCTS—(Continued)
124		Coca-Cola Bottling Co
		Consolidated	$ 6,330
4,800		Corn Products International,
		Inc	192,000
4,200		Flowers Foods, Inc	110,208
4,000	*	Hercules, Inc	45,920
2,400	*	International Multifoods
		Corp	59,328
6,000	*	Interstate Bakeries Corp	68,220
800	*	J & J Snack Foods Corp	36,144
3,300		Lance, Inc	54,087
1,400	*	M&F Worldwide Corp	19,166
200		National Beverage Corp	1,904
3,300		Pilgrim’s Pride Corp	74,019
3,700	*	Ralcorp Holdings, Inc	112,591
600		Riviana Foods, Inc	16,740
1,300	*	Robert Mondavi Corp
		(Class A)	49,153
150		Sanderson Farms, Inc	5,510
4,600		Sensient Technologies Corp	85,882
4,107		Topps Co, Inc	39,222

		TOTAL FOOD AND KINDRED
		PRODUCTS	981,950

FOOD STORES—0.33%
400	*	7-Eleven, Inc	6,068
700	*	Great Atlantic & Pacific Tea
		Co, Inc	5,418
1,200		Ingles Markets, Inc
		(Class A)	12,848
800	*	Pantry, Inc	15,936
3,600	*	Pathmark Stores, Inc	28,728
4,300		Ruddick Corp	87,032
1,500		Weis Markets, Inc	50,625
304	*	Wild Oats Markets, Inc	3,596

		TOTAL FOOD STORES	210,251

FURNITURE AND FIXTURES—0.18%
1,400		Bassett Furniture Industries,
		Inc	27,762
718		Hooker Furniture Corp	16,686
2,900		Kimball International, Inc
		(Class B)	45,443
600		Stanley Furniture Co, Inc	23,298

		TOTAL FURNITURE AND
		FIXTURES	113,189

FURNITURE AND HOMEFURNISHINGS STORES—0.52%
500	*	EUniverse, Inc	1,100
1,400	*	Gamestop Corp (Class A)	25,228
2,000		Haverty Furniture Cos, Inc	42,560

2,600	*	Intertan, Inc	$ 36,322
4,600	*	Linens ‘n Things, Inc	162,886
2,600	*	Restoration Hardware, Inc	12,922
900	*	Rex Stores Corp	14,166
900	*	Trans World Entertainment
		Corp	8,532
2,500	*	Tweeter Home Entertainment
		Group, Inc	23,600
700	*	Ultimate Electronics, Inc	4,571

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	331,887

GENERAL BUILDING CONTRACTORS—1.34%
1,700		Beazer Homes U.S.A., Inc	180,047
1,995		Brookfield Homes Corp	70,005
500	*	Dominion Homes, Inc	19,025
1,425	*	Levitt Corp (Class A)	34,912
1,100	*	Meritage Corp	81,675
600	*	Palm Harbor Homes, Inc	12,576
2,200	*	Perini Corp	34,650
4,400		Standard-Pacific Corp	264,000
300	*	Technical Olympic U.S.A.,
		Inc	9,600
3,900		Walter Industries, Inc	46,566
2,200	*	WCI Communities, Inc	55,066
500	*	William Lyon Homes, Inc	46,600

		TOTAL GENERAL BUILDING
		CONTRACTORS	854,722

GENERAL MERCHANDISE STORES—0.95%
8,900	*	BJ’s Wholesale Club, Inc	226,505
1,350	*	Brookstone, Inc	37,139
5,851		Casey’s General Stores, Inc	97,127
8,200		Dillard’s, Inc (Class A)	157,112
3,600	*	ShopKo Stores, Inc	52,632
2,500	*	Stein Mart, Inc	34,500

		TOTAL GENERAL
		MERCHANDISE STORES	605,015

HEALTH SERVICES—0.84%
1,000	*	Beverly Enterprises, Inc	6,400
1,000	*	Chronimed, Inc	7,770
1,400	*	Cross Country Healthcare,
		Inc	23,310
300	*	Curative Health Services,
		Inc	4,020
1,600	*	Genesis HealthCare Corp	38,960
400	*	Gentiva Health Services, Inc	6,196
400	*	Impath, Inc	2,440
1,600	*	Kindred Healthcare, Inc	80,480
1,059	*	Matria Healthcare, Inc	26,814
600	*	MIM Corp	4,564
3,400	*	NeighborCare, Inc	82,450

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 210

SHARES			VALUE

HEALTH SERVICES—(Continued)
200	*	Option Care, Inc	$ 2,278
6,600	*	Orthodontic Centers of
		America, Inc	52,140
200	*	Pediatrix Medical Group,
		Inc	12,600
5,100	*	Province Healthcare Co	81,090
1,600	*	RehabCare Group, Inc	31,808
100	*	Specialty Laboratories, Inc	1,080
2,000	*	Sunrise Senior Living, Inc	71,700

		TOTAL HEALTH SERVICES	536,100

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.23%
4,400		Granite Construction, Inc	104,588
2,600	*	Insituform Technologies,
		Inc (Class A)	40,638

		TOTAL HEAVY CONSTRUCTION,
		EXCEPT BUILDING	145,226

HOLDING AND OTHER INVESTMENT OFFICES—13.57%
1,500	*	4Kids Entertainment, Inc	33,555
2,100		Acadia Realty Trust	29,631
600		Alabama National Bancorp	33,312
2,100		Alexandria Real Estate
		Equities, Inc	132,300
1,600		Allegiant Bancorp, Inc	47,056
3,278		Amcore Financial, Inc	97,652
1,204		American Home Mortgage
		Investment Corp	34,675
700		American Land Lease, Inc	14,301
1,100		American Mortgage
		Acceptance Co	19,855
2,300		AMLI Residential Properties
		Trust	64,975
6,400		Anthracite Capital, Inc	81,472
5,300		Anworth Mortgage Asset
		Corp	73,988
2,000		Associated Estates Realty
		Corp	18,340
1,800		Bedford Property Investors	54,846
2,400	*	Boykin Lodging Co	22,272
3,600		Brandywine Realty Trust	109,980
7,700		Brookline Bancorp, Inc	122,815
500		BRT Realty Trust	11,930
3,500		Capital Automotive REIT	123,585
500		Capitol Bancorp Ltd	13,550
1,300		Capstead Mortgage Corp	23,985
2,200		Colonial Properties Trust	89,760
5,788		Commercial Net Lease
		Realty, Inc	114,313
960		Community Banks, Inc	29,914

1,900		Community First
		Bankshares, Inc	$ 61,066
1,114		Connecticut Bancshares, Inc	57,883
7,800		Cornerstone Realty Income
		Trust, Inc	72,930
3,900		Corporate Office Properties
		Trust	97,500
1,400		Correctional Properties Trust	43,120
1,700	*	Criimi MAE, Inc	18,955
2,300		Eastgroup Properties, Inc	81,650
2,700		Entertainment Properties
		Trust	110,457
5,400		Equity Inns, Inc	49,680
3,600		Equity One, Inc	69,192
1,400		Essex Property Trust, Inc	91,700
6,500	*	FelCor Lodging Trust, Inc	67,730
700		First Defiance Financial
		Corp	19,502
1,500		First Indiana Corp	30,225
5,100		First Industrial Realty Trust,
		Inc	201,450
10,602		First Niagara Financial
		Group, Inc	144,717
1,600		First Place Financial Corp	29,024
7,200		Fremont General Corp	220,320
3,700		Gables Residential Trust	134,125
2,300		Glenborough Realty Trust,
		Inc	51,405
2,100		Glimcher Realty Trust	56,910
1,900		Great Lakes REIT	29,412
6,800		Greater Bay Bancorp	198,900
1,350	*	Hawthorne Financial Corp	59,387
6,510		Health Care REIT, Inc	264,306
2,600		Heritage Property
		Investment Trust	80,860
7,000		Highwoods Properties, Inc	183,470
4,048		Home Properties, Inc	164,956
6,900		IMPAC Mortgage Holdings,
		Inc	187,680
3,500		Innkeepers U.S.A. Trust	31,990
4,700		Investors Real Estate Trust	46,154
2,092		iShares Russell 2000 Value
		Index Fund	358,046
3,000		Keystone Property Trust	72,930
3,300		Kilroy Realty Corp	117,150
2,500		Koger Equity, Inc	58,675
2,900		Kramont Realty Trust	54,810
21,500	*	La Quinta Corp	162,110
2,900		LaSalle Hotel Properties	68,440
4,900		Lexington Corporate
		Properties Trust	106,771
2,300	*	Local Financial Corp	50,140
1,800		LTC Properties, Inc	32,598

211 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
700		Manufactured Home
		Communities, Inc	$ 24,710
600		MASSBANK Corp	23,862
7,700	*	Meristar Hospitality Corp	53,515
7,900		MFA Mortgage Investments,
		Inc	79,790
2,000		Mid-America Apartment
		Communities, Inc	74,260
2,000		Mission West Properties, Inc	26,500
3,000		National Health Investors,
		Inc	92,400
900		National Health Realty, Inc	16,812
8,400		Nationwide Health
		Properties, Inc	187,068
3,900		Newcastle Investment Corp	131,430
2,200		Omega Healthcare
		Investors, Inc	23,914
1,300		Parkway Properties, Inc	60,775
466		Pennsylvania Real Estate
		Investment Trust	17,550
4,200		Post Properties, Inc	120,960
4,300		Prentiss Properties Trust	158,670
700	*	Price Legacy Corp	11,935
703		Prosperity Bancshares, Inc	16,563
1,700		PS Business Parks, Inc	78,795
200		Quaker City Bancorp, Inc	10,880
2,800		RAIT Investment Trust	82,740
1,400		Ramco-Gershenson
		Properties	39,480
6,700		Reckson Associates Realty
		Corp	188,538
1,627		Redwood Trust, Inc	101,151
800		Sandy Spring Bancorp, Inc	29,024
1,500		Saul Centers, Inc	45,825
6,400		Senior Housing Properties
		Trust	124,800
1,600		Sizeler Property Investors	18,624
4,100		SL Green Realty Corp	195,570
1,900		Sovran Self Storage, Inc	79,363
3,700		Summit Properties, Inc	88,245
1,300		Sun Communities, Inc	55,666
5,279		Susquehanna Bancshares,
		Inc	135,301
500		Tanger Factory Outlet
		Centers, Inc	22,660
2,600		Taubman Centers, Inc	65,442
770		Tompkins Trustco, Inc	35,035
1,700		Town & Country Trust	46,240
200	*	Transcontinental Realty
		Investors, Inc	2,902

2,600		U.S. Restaurant Properties,
		Inc	$ 48,724
1,300		Universal Health Realty
		Income Trust	43,810
2,800		Urstadt Biddle Properties,
		Inc (Class A)	46,200
9,800		Ventas, Inc	269,304
2,000		Washington Real Estate
		Investment Trust	64,900
4,090		Waypoint Financial Corp	109,694
700		Westfield Financial, Inc	17,234
2,800		Winston Hotels, Inc	29,512

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	8,632,761

HOTELS AND OTHER LODGING PLACES—0.73%
3,300	*	Boca Resorts, Inc (Class A)	57,585
800		Choice Hotels International,
		Inc	35,792
9,500		Extended Stay America, Inc	184,015
2,500		Marcus Corp	43,375
3,800	*	Pinnacle Entertainment, Inc	52,440
4,800	*	Prime Hospitality Corp	54,624
2,500	*	Vail Resorts, Inc	39,400

		TOTAL HOTELS AND OTHER
		LODGING PLACES	467,231

INDUSTRIAL MACHINERY AND EQUIPMENT—5.94%
400	*	Aaon, Inc	7,916
2,800	*	Actuant Corp	109,844
13,350	*	Adaptec, Inc	116,946
800		Alamo Group, Inc	13,912
700		Ampco-Pittsburgh Corp	9,037
2,000	*	Astec Industries, Inc	32,220
7,900	*	Axcelis Technologies, Inc	87,848
600		BHA Group Holdings, Inc	17,994
2,100		Black Box Corp	112,539
200	*	Blount International, Inc	2,000
2,700		Briggs & Stratton Corp	182,169
500	*	Brooks Automation, Inc	10,490
1,400		Cascade Corp	28,420
4,100	*	Cirrus Logic, Inc	31,078
1,000	*	Computer Network
		Technology Corp	8,000
200	*	Cuno, Inc	8,976
900	*	Dril-Quip, Inc	14,796
4,600	*	Electronics For Imaging, Inc	113,022
2,700	*	EnPro Industries, Inc	51,084
2,800	*	Esterline Technologies Corp	69,580
6,300	*	Flowserve Corp	131,985
2,200	*	Gardner Denver, Inc	59,576

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 212

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
29,100	*	Gateway, Inc	$ 153,648
2,700	*	Global Power Equipment
		Group, Inc	22,734
900		Gorman-Rupp Co	23,310
1,800	*	Hypercom Corp	14,292
1,900		IDEX Corp	82,612
5,000	*	InFocus Corp	46,750
1,800	*	Interland, Inc	7,434
4,400		Iomega Corp	24,596
5,800		JLG Industries, Inc	82,940
3,900		Joy Global, Inc	109,473
700	*	Kadant, Inc	14,595
1,700		Kaydon Corp	46,801
4,300		Kennametal, Inc	177,461
1,700	*	Komag, Inc	31,280
5,900		Lennox International, Inc	109,445
3,900		Lincoln Electric Holdings,
		Inc	109,785
200		Lindsay Manufacturing Co	4,816
800		Lufkin Industries, Inc	25,080
3,000		Manitowoc Co, Inc	88,740
400	*	Mestek, Inc	7,192
4,600	*	Milacron, Inc	15,962
2,900		Modine Manufacturing Co	75,574
600		Nacco Industries, Inc
		(Class A)	49,440
800		Nordson Corp	29,968
1,000	*	Oil States International, Inc	13,440
2,200	*	PalmOne, Inc	46,992
3,700	*	Paxar Corp	54,575
10,200	*	Quantum Corp	37,740
1,400		Robbins & Myers, Inc	30,170
1,400		Sauer-Danfoss, Inc	19,138
600		Schawk, Inc	8,028
1,465	*	Semitool, Inc	18,664
27,500	*	Silicon Graphics, Inc	69,850
400	*	Simpletech, Inc	1,900
1,500		Standex International Corp	40,500
3,200		Stewart & Stevenson
		Services, Inc	46,784
2,052		Tecumseh Products Co
		(Class A)	86,389
600		Tennant Co	23,802
5,700	*	Terex Corp	210,729
1,300		Thomas Industries, Inc	40,950
900		Toro Co	55,800
5,800	*	UNOVA, Inc	125,338
400	*	Veeco Instruments, Inc	11,220
1,128		Woodward Governor Co	71,899

4,900		York International Corp	$ 192,619

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	3,779,887

INSTRUMENTS AND RELATED PRODUCTS—2.54%
1,000	*	Aclara BioSciences, Inc	3,920
900		Analogic Corp	40,941
574		Arrow International, Inc	17,157
860	*	Bruker BioSciences Corp	4,309
1,700	*	Coherent, Inc	44,693
2,500		Cohu, Inc	46,625
700	*	Cole National Corp	15,449
1,300	*	Concord Camera Corp	8,164
3,900	*	Conmed Corp	115,206
4,400	*	Credence Systems Corp	52,272
1,450		Datascope Corp	50,953
300	*	DJ Orthopedics, Inc	7,755
3,243	*	DRS Technologies, Inc	90,739
1,500		EDO Corp	36,120
600	*	ESCO Technologies, Inc	27,672
1,100	*	Haemonetics Corp	34,595
2,700	*	Hanger Orthopedic Group,
		Inc	48,735
1,300	*	Herley Industries, Inc	24,544
2,600	*	Hologic, Inc	52,650
5,800	*	Input/Output, Inc	44,950
1,900		Invacare Corp	85,766
500	*	Invision Technologies, Inc	24,835
2,300	*	Ionics, Inc	65,320
200		Keithley Instruments, Inc	4,142
2,500		Mine Safety Appliances Co	70,900
600	*	MKS Instruments, Inc	14,406
1,000		Movado Group, Inc	29,940
2,109		MTS Systems Corp	58,356
4,300	*	Newport Corp	71,896
1,800	*	Ocular Sciences, Inc	52,470
2,200	*	Orbital Sciences Corp	27,566
1,400	*	Rofin-Sinar Technologies,
		Inc	41,790
200	*	Rudolph Technologies, Inc	3,746
3,900	*	Sola International, Inc	90,675
1,000	*	Sybron Dental Specialties,
		Inc	27,250
700		Sypris Solutions, Inc	11,900
3,900	*	Theragenics Corp	20,982
4,000	*	Viasys Healthcare, Inc	90,480
800		Vital Signs, Inc	26,984
2,100	*	Zygo Corp	32,823

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	1,619,676

213 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE—0.06%
1,700	*	Clark, Inc	$ 28,900
1,300		Crawford & Co (Class B)	6,604

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	35,504

INSURANCE CARRIERS—4.01%
1,200		21st Century Insurance Group	17,280
4,000		Alfa Corp	54,440
7,100	*	Allmerica Financial Corp	245,305
600	*	American Medical Security
		Group, Inc	16,026
1,200	*	American Physicians
		Capital, Inc	25,080
5,200		AmerUs Group Co	209,820
3,400	*	Argonaut Group, Inc	64,702
1,000		Baldwin & Lyons, Inc
		(Class B)	29,030
2,000	*	CNA Surety Corp	22,100
3,100		Commerce Group, Inc	148,800
3,300		Delphi Financial Group, Inc
		(Class A)	138,666
500		Donegal Group, Inc	10,020
300		EMC Insurance Group, Inc	6,318
200	*	Enstar Group, Inc	9,228
1,600		FBL Financial Group, Inc
		(Class A)	44,960
1,100	*	Financial Industries Corp	14,586
900		Great American Financial
		Resources, Inc	14,184
4,000		Harleysville Group, Inc	74,480
5,200		Horace Mann Educators
		Corp	81,744
400		Independence Holding Co	12,324
1,700		Infinity Property & Casualty
		Corp	53,431
500		Kansas City Life Insurance
		Co	21,395
2,500		Landamerica Financial
		Group, Inc	113,150
1,000		Midland Co	24,950
300	*	National Western Life
		Insurance Co (Class A)	44,337
400	*	Navigators Group, Inc	11,512
300		NYMAGIC, Inc	7,590
7,400	*	Ohio Casualty Corp	147,926
1,300		Penn-America Group, Inc	19,058
1,586	*	Philadelphia Consolidated
		Holding Corp	91,988
12,500		Phoenix Cos, Inc	167,625
900	*	Pico Holdings, Inc	14,787
2,900	*	PMA Capital Corp (Class A)	17,603

2,800		Presidential Life Corp	$ 41,944
300	*	ProAssurance Corp	10,500
2,400		RLI Corp	92,640
1,326		Safety Insurance Group, Inc	25,194
1,900		Selective Insurance Group,
		Inc	66,633
1,700		State Auto Financial Corp	43,877
2,100		Stewart Information
		Services Corp	82,530
1,000	*	Triad Guaranty, Inc	52,750
4,900	*	UICI	72,324
1,000		United Fire & Casualty Co	42,269
3,100	*	Universal American
		Financial Corp	37,200
200		Zenith National Insurance
		Corp	7,840

		TOTAL INSURANCE
		CARRIERS	2,550,146

JUSTICE, PUBLIC ORDER AND SAFETY—0.05%
1,300	*	Geo Group, Inc	29,900

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	29,900

LEATHER AND LEATHER PRODUCTS—0.36%
2,400		Brown Shoe Co, Inc	87,432
300		K-Swiss, Inc (Class A)	7,341
1,900	*	Maxwell Shoe Co, Inc
		(Class A)	42,769
1,300	*	Steven Madden Ltd	25,948
2,800		Wolverine World Wide, Inc	67,564

		TOTAL LEATHER AND
		LEATHER PRODUCTS	231,054

LUMBER AND WOOD PRODUCTS—0.25%
240		American Woodmark Corp	15,950
1,300		Deltic Timber Corp	46,124
600	*	Modtech Holdings, Inc	4,446
800		Skyline Corp	30,856
2,100		Universal Forest Products,
		Inc	64,806

		TOTAL LUMBER AND WOOD
		PRODUCTS	162,182

METAL MINING—0.28%
400	*	Cleveland-Cliffs, Inc	26,172
7,100	*	Hecla Mining Co	59,711
5,868	*	Stillwater Mining Co	92,128

		TOTAL METAL MINING	178,011

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.71%
8,800		Callaway Golf Co	167,024
1,700	*	Identix, Inc	9,824

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 214

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES—(Continued)
3,200	*	Jakks Pacific, Inc	$ 48,000
4,000	*	K2, Inc	64,120
1,100	*	Lydall, Inc	11,220
1,800		Nautilus Group, Inc	28,350
1,900	*	Oneida Ltd	4,655
1,400		Penn Engineering &
		Manufacturing Corp	23,758
1,200	*	RC2 Corp	33,000
1,200		Russ Berrie & Co, Inc	42,000
600	*	Steinway Musical
		Instruments, Inc	19,230

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	451,181

MISCELLANEOUS RETAIL—1.03%
4,500	*	Alloy, Inc	21,600
200	*	Big 5 Sporting Goods Corp	5,050
900		Blair Corp	23,985
3,800		Cash America International,
		Inc	87,590
1,700	*	Duane Reade, Inc	28,798
900	*	Finlay Enterprises, Inc	16,209
2,700		Friedman’s, Inc (Class A)	15,660
400	*	Galyans Trading Co, Inc	4,024
2,215	*	Jo-Ann Stores, Inc	62,131
4,000		Longs Drug Stores Corp	75,320
600	*	PC Connection, Inc	4,734
1,495	*	Sports Authority, Inc	59,920
4,800		Stamps.com, Inc	28,752
1,300	*	Systemax, Inc	6,864
1,000	*	Whitehall Jewellers, Inc	9,140
200		World Fuel Services Corp	7,346
3,200	*	Zale Corp	196,960

		TOTAL MISCELLANEOUS
		RETAIL	654,083

MOTION PICTURES—0.10%
4,100	*	AMC Entertainment, Inc	62,935

		TOTAL MOTION PICTURES	62,935

NONDEPOSITORY INSTITUTIONS—0.79%
400	*	Accredited Home Lenders
		Holding Co	15,760
2,700		Advanta Corp (Class A)	45,252
3,100		CharterMac	76,818
700	*	CompuCredit Corp	14,798
1,300	*	Credit Acceptance Corp	24,687
1,700	b*	DVI, Inc	94
1,800	*	Financial Federal Corp	60,174
3,700		MCG Capital Corp	74,703
1,900		Medallion Financial Corp	16,435

3,700	*	Metris Cos, Inc	$ 29,748
3,400	*	Saxon Capital, Inc	96,594
100	*	United PanAm Financial
		Corp	1,599
900		Westcorp	39,663
100	*	WFS Financial, Inc	4,332

		TOTAL NONDEPOSITORY
		INSTITUTIONS	500,657

NONMETALLIC MINERALS, EXCEPT FUELS—0.07%
2,600		Amcol International Corp	45,370

		TOTAL NONMETALLIC
		MINERALS, EXCEPT FUELS	45,370

OIL AND GAS EXTRACTION—3.61%
1,100	*	Atwood Oceanics, Inc	39,149
1,900		Berry Petroleum Co
		(Class A)	51,832
1,500		Cabot Oil & Gas Corp
		(Class A)	45,840
5,400	*	Cimarex Energy Co	156,060
100	*	Clayton Williams Energy, Inc	3,470
2,500	*	Comstock Resources, Inc	49,675
4,600	*	Denbury Resources, Inc	77,556
1,200	*	Encore Acquisition Co	33,240
2,800	*	Energy Partners Ltd	37,380
5,800	*	Forest Oil Corp	146,450
9,200	*	Global Industries Ltd	53,820
4,000	*	Hanover Compressor Co	48,360
4,600	*	Harvest Natural Resources,
		Inc	67,206
3,300	*	Horizon Offshore, Inc	9,999
1,700	*	Houston Exploration Co	76,041
2,900	*	KCS Energy, Inc	31,030
9,000	*	Magnum Hunter Resources,
		Inc	91,260
1,000	*	McMoRan Exploration Co	14,800
5,600	*	Meridian Resource Corp	33,712
800	*	Newpark Resources, Inc	4,160
2,300	*	Nuevo Energy Co	74,888
200	*	Oceaneering International,
		Inc	6,090
11,300	*	Parker Drilling Co	47,121
1,200		Patina Oil & Gas Corp	31,500
100		Penn Virginia Corp	6,060
2,100	*	Petroleum Development Corp	60,165
3,600	*	Plains Exploration &
		Production Co	67,104
7,000		Range Resources Corp	84,910
2,300	*	Seacor Smit, Inc	94,484
3,300	*	Spinnaker Exploration Co	118,536
2,200		St. Mary Land & Exploration
		Co	73,546

215 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
3,000	*	Stone Energy Corp	$ 148,380
3,500	*	Swift Energy Co	65,975
4,700	*	Tom Brown, Inc	176,720
2,300	*	Transmontaigne, Inc	14,030
2,800	*	Veritas DGC, Inc	57,960
6,600		Vintage Petroleum, Inc	96,756

		TOTAL OIL AND GAS
		EXTRACTION	2,295,265

PAPER AND ALLIED PRODUCTS—0.95%
3,500	*	Buckeye Technologies, Inc	36,260
3,500	*	Caraustar Industries, Inc	40,775
1,900		Chesapeake Corp	45,353
3,700		Glatfelter	41,588
1,700		Greif, Inc (Class A)	59,398
6,900	*	Longview Fibre Co	77,004
1,300	*	Playtex Products, Inc	8,983
2,100		Pope & Talbot, Inc	36,099
3,500		Potlatch Corp	142,625
3,300		Rock-Tenn Co (Class A)	47,586
1,900		Schweitzer-Mauduit
		International, Inc	61,370
600		Wausau-Mosinee Paper
		Corp	8,454

		TOTAL PAPER AND ALLIED
		PRODUCTS	605,495

PERSONAL SERVICES—0.31%
4,800	*	Alderwoods Group, Inc	49,920
1,200		Angelica Corp	27,396
2,300		G & K Services, Inc
		(Class A)	85,606
1,200		Unifirst Corp	33,096

		TOTAL PERSONAL SERVICES	196,018

PETROLEUM AND COAL PRODUCTS—0.30%
100		ElkCorp	2,709
700		Frontier Oil Corp	13,566
100		Holly Corp	3,186
7,700	*	Tesoro Petroleum Corp	144,683
800		WD-40 Co	28,000

		TOTAL PETROLEUM AND
		COAL PRODUCTS	192,144

PRIMARY METAL INDUSTRIES—2.36%
12,600	*	AK Steel Holding Corp	73,962
10,800		Allegheny Technologies, Inc	130,680
11,955	*	Andrew Corp	209,213
3,000		Belden, Inc	56,910
1,800	*	Brush Engineered Materials,
		Inc	36,486
2,500	*	Cable Design Technologies
		Corp	23,700
2,700		Carpenter Technology Corp	88,776

1,700	*	Century Aluminum Co	$ 47,991
6,900	*	CommScope, Inc	114,885
2,200		Curtiss-Wright Corp	103,114
500	*	Encore Wire Corp	18,625
900	*	General Cable Corp	6,642
600		Gibraltar Steel Corp	14,748
700	*	Liquidmetal Technologies,
		Inc	2,233
3,200		Mueller Industries, Inc	108,768
800		NN, Inc	9,336
1,900	*	NS Group, Inc	24,700
1		Precision Castparts Corp	44
2,200		Quanex Corp	93,478
2,500	*	RTI International Metals,
		Inc	39,575
1,000		Ryerson Tull, Inc	13,090
1,950		Schnitzer Steel Industries,
		Inc (Class A)	62,517
3,000	*	Steel Dynamics, Inc	74,340
2,800		Texas Industries, Inc	101,220
3,400		Tredegar Corp	49,742

		TOTAL PRIMARY METAL
		INDUSTRIES	1,504,775

PRINTING AND PUBLISHING—1.19%
8,200	*	American Greetings Corp
		(Class A)	186,714
3,000		Banta Corp	138,870
2,100		Bowne & Co, Inc	35,910
1,500	*	Consolidated Graphics, Inc	57,675
300		Courier Corp	13,425
600		CSS Industries, Inc	19,950
1,700		Ennis Business Forms, Inc	28,458
500		Harland (John H.) Co	15,560
700	*	Information Holdings, Inc	14,434
4,100	*	Journal Register Co	85,690
2,000	*	Mail-Well, Inc	8,940
600	*	Martha Stewart Living
		Omnimedia, Inc (Class A)	6,600
1,000		New England Business
		Services, Inc	33,850
300	*	Playboy Enterprises, Inc
		(Class B)	4,206
19,600	*	Primedia, Inc	52,920
600		Pulitzer, Inc	28,950
1,100		Standard Register Co	17,633
300		Thomas Nelson, Inc	8,166

		TOTAL PRINTING AND
		PUBLISHING	757,951

RAILROAD TRANSPORTATION—0.34%
2,000		Florida East Coast
		Industries	71,640

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 216

SHARES			VALUE

RAILROAD TRANSPORTATION—(Continued)
1,350	*	Genesee & Wyoming, Inc
		(Class A)	$ 33,345
8,200	*	Kansas City Southern
		Industries, Inc	113,980

		TOTAL RAILROAD
		TRANSPORTATION	218,965

REAL ESTATE—0.47%
700	*	Avatar Holdings, Inc	26,243
3,800	*	Jones Lang LaSalle, Inc	97,698
200	*	Orleans Homebuilders, Inc	4,810
12,900	*	Stewart Enterprises, Inc
		(Class A)	93,783
977	*	Tarragon Realty Investors,
		Inc	13,922
4,200	*	Trammell Crow Co	58,926
200		United Capital Corp	4,376

		TOTAL REAL ESTATE	299,758

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—1.17%
621	*	Applied Films Corp	17,326
1,500		Bandag, Inc	74,655
8,700		Cooper Tire & Rubber Co	175,305
20,200	*	Goodyear Tire & Rubber Co	172,508
800	*	Gundle/SLT Environmental,
		Inc	14,736
800	*	Jarden Corp	28,408
2,500		Myers Industries, Inc	30,750
3,900		Schulman (A.), Inc	76,635
1,900	*	Skechers U.S.A., Inc
		(Class A)	24,909
2,800		Spartech Corp	69,720
1,600		Tupperware Corp	28,496
2,000	*	Vans, Inc	29,600

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	743,048

SECURITY AND COMMODITY BROKERS—0.35%
800		First Albany Cos, Inc	11,072
300		Gabelli Asset Management,
		Inc (Class A)	12,084
2,200	*	Investment Technology
		Group, Inc	33,660
9,200	*	Knight Trading Group, Inc	116,472
1,418		Sanders Morris Harris Group,
		Inc	16,973
1,900		SWS Group, Inc	34,029

		TOTAL SECURITY AND
		COMMODITY BROKERS	224,290

SPECIAL TRADE CONTRACTORS—0.69%
3,123	*	Bookham Technology plc
		(Spon ADR)	$ 6,808
6,400	*	Dycom Industries, Inc	169,728
1,600	*	EMCOR Group, Inc	58,720
1,600	*	Integrated Electrical
		Services, Inc	17,984
700	*	John B. Sanfilippo & Son	25,690
2,200	*	Matrix Service Co	29,766
9,800	*	Quanta Services, Inc	69,384
1,200		Roto-Rooter, Inc	60,660

		TOTAL SPECIAL TRADE
		CONTRACTORS	438,740

STONE, CLAY, AND GLASS PRODUCTS—0.48%
900		Ameron International Corp	30,357
2,900		Apogee Enterprises, Inc	35,757
2,400		Eagle Materials, Inc	141,240
700		Libbey, Inc	18,151
4,600	b*	USG Corp	80,454

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	305,959

TEXTILE MILL PRODUCTS—0.22%
3,300		Albany International
		Corp (Class A)	88,737
201	*	Hampshire Group Ltd	6,126
5,700	*	Interface, Inc (Class A)	45,315

		TOTAL TEXTILE MILL
		PRODUCTS	140,178

TOBACCO PRODUCTS—0.26%
3,300		Universal Corp (Virginia)	167,706

		TOTAL TOBACCO PRODUCTS	167,706

TRANSPORTATION BY AIR—1.03%
3,100	*	Alaska Air Group, Inc	76,446
1,400	*	America West Holdings Corp
		(Class B)	13,342
7,300	*	AMR Corp	92,929
4,300	*	Atlantic Coast Airlines
		Holdings, Inc	31,261
8,300	*	Continental Airlines, Inc
		(Class B)	103,999
4,700	*	Frontier Airlines, Inc	48,974
1,300	*	MAIR Holdings, Inc	11,882
8,100	*	Northwest Airlines Corp	81,891
2,200	*	Offshore Logistics, Inc	50,710
500	*	Petroleum Helicopters (Vote)	12,350
6,900		Skywest, Inc	132,756

		TOTAL TRANSPORTATION
		BY AIR	656,540

217 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

SHARES			VALUE

TRANSPORTATION EQUIPMENT—1.74%
3,700	*	AAR Corp	$ 45,436
1,900	*	Aftermarket Technology Corp	27,911
1,590		Arctic Cat, Inc	40,529
400		Clarcor, Inc	17,660
1,900		Coachmen Industries, Inc	31,692
900	*	Ducommun, Inc	21,033
2,000	*	Dura Automotive Systems,
		Inc	26,580
1,500	*	Fairchild Corp (Class A)	7,470
2,900		Federal Signal Corp	57,565
4,900	*	Fleetwood Enterprises, Inc	60,172
4,100		GenCorp, Inc	44,403
800	*	Greenbrier Cos, Inc	13,512
1,700		Heico Corp	26,673
150		Heico Corp (Class A)	1,846
2,900		Kaman Corp (Class A)	43,297
3,400		Monaco Coach Corp	91,120
400		Oshkosh Truck Corp	22,280
500	*	Sequa Corp (Class A)	24,700
500		Standard Motor Products,
		Inc	7,840
155	*	Strattec Security Corp	9,807
1,700		Superior Industries
		International, Inc	60,248
5,500	*	Tenneco Automotive, Inc	69,795
4,700		Trinity Industries, Inc	130,660
1,900	*	Triumph Group, Inc	62,795
17,000		Visteon Corp	162,690

		TOTAL TRANSPORTATION
		EQUIPMENT	1,107,714

TRANSPORTATION SERVICES—0.35%
900		Ambassadors International,
		Inc	11,745
400	*	EGL, Inc	7,184
5,600		GATX Corp	124,152
1,704	*	Navigant International, Inc	30,672
3,900	*	RailAmerica, Inc	46,995

		TOTAL TRANSPORTATION
		SERVICES	220,748

TRUCKING AND WAREHOUSING—0.66%
2,900		Arkansas Best Corp	77,691
100	*	Covenant Transport, Inc
		(Class A)	1,803
600		Heartland Express, Inc	13,668
100	*	P.A.M. Transportation
		Services	1,730
1,628	*	SCS Transportation, Inc	35,490
800	*	U.S. Xpress Enterprises,
		Inc (Class A)	11,368
3,600		USF Corp	123,192

4,594	*	Yellow Roadway Corp	$ 154,680

		TOTAL TRUCKING AND
		WAREHOUSING	419,622

WATER TRANSPORTATION—0.55%
5,400		Alexander & Baldwin, Inc	178,632
300	*	Gulfmark Offshore, Inc	4,713
2,100	*	Kirby Corp	70,959
500		Maritrans, Inc	7,855
2,100		Overseas Shipholding Group,
		Inc	76,650
1,600	*	Seabulk International, Inc	14,240

		TOTAL WATER
		TRANSPORTATION	353,049

WHOLESALE TRADE-DURABLE GOODS—2.53%
1,800		Action Performance Cos,
		Inc	27,486
3,700		Agilysys, Inc	44,030
1,600	*	Alliance Imaging, Inc	6,240
3,600		Anixter International, Inc	101,700
2,300		Applied Industrial
		Technologies, Inc	52,256
800	*	Audiovox Corp (Class A)	16,000
4,200	*	Aviall, Inc	63,840
1,000		Barnes Group, Inc	27,890
2,000	*	Boyds Collection Ltd	5,020
3,400		Commercial Metals Co	108,256
3,000	*	Compucom Systems, Inc	16,470
1,700	*	Department 56, Inc	25,126
3,200		Handleman Co	76,608
3,900		Hughes Supply, Inc	204,360
2,100	*	Imagistics International, Inc	92,505
5,000	*	Insight Enterprises, Inc	96,250
1,000	*	Insurance Auto Auctions, Inc	14,530
698		Lawson Products, Inc	22,762
500		Owens & Minor, Inc	12,650
6,400		Pep Boys-Manny Moe & Jack	177,600
1,300		Pomeroy IT Solutions, Inc	18,850
6,600	*	PSS World Medical, Inc	73,854
3,200		Reliance Steel & Aluminum
		Co	112,480
16,000	*	Safeguard Scientifics, Inc	59,520
2,200	*	TBC Corp	64,614
2,500		Watsco, Inc	72,500
1,000	*	WESCO International, Inc	14,900

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	1,608,297

WHOLESALE TRADE-NONDURABLE GOODS—1.66%
5,400		Acuity Brands, Inc	128,952

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 218

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
1,300		Advanced Marketing
		Services, Inc	$ 12,870
100	*	Central European
		Distribution Corp	3,234
4,400	*	Chiquita Brands
		International, Inc	91,740
1,300		D&K Healthcare Resources,
		Inc	13,325
5,400		DIMON, Inc	38,340
1,000		Getty Realty Corp	26,570
2,700	*	Hain Celestial Group, Inc	59,643
3,900	*	Men’s Wearhouse, Inc	103,623
1,179		Nash Finch Co	27,919
2,400		Nu Skin Enterprises, Inc
		(Class A)	48,360
5,400		Perrigo Co	108,270
500	*	Perry Ellis International, Inc	13,745
3,500		Russell Corp	63,910
1,900	*	School Specialty, Inc	67,583
1,700	*	Smart & Final, Inc	19,516
500		Standard Commercial Corp	9,275
4,800		Stride Rite Corp	50,928
2,900	*	United Stationers, Inc	122,090
3,500		Valhi, Inc	44,170

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	1,054,063

		TOTAL COMMON STOCK
		(Cost $46,735,717)	63,444,421

		TOTAL PORTFOLIO—99.67%
		(Cost $46,735,717)	63,444,421
		OTHER ASSETS &
		LIABILITIES, NET—0.33%	210,500

		NET ASSETS—100.00%	$63,654,921

*	Non-income producing
b	In bankruptcy
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

219 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-Crops	$ 286,783	0.22%
Agricultural Production-Livestock	12,730	0.01
Amusement and Recreation Services	1,111,265	0.86
Apparel and Accessory Stores	2,310,302	1.80
Apparel and Other Textile Products	596,905	0.46
Auto Repair, Services and Parking	198,007	0.15
Automotive Dealers and Service Stations	678,981	0.53
Building Materials and Garden Supplies	467,305	0.36
Business Services	13,909,392	10.82
Chemicals and Allied Products	8,962,889	6.97
Coal Mining	394,314	0.31
Communications	2,700,144	2.10
Depository Institutions	12,082,076	9.40
Eating and Drinking Places	1,647,583	1.28
Educational Services	385,047	0.30
Electric, Gas, and Sanitary Services	3,749,641	2.91
Electronic and Other Electric Equipment	9,580,237	7.44
Engineering and Management Services	4,080,586	3.17
Executive, Legislative and General	5,816	0.00
Fabricated Metal Products	1,041,080	0.81
Food and Kindred Products	1,352,225	1.05
Food Stores	458,666	0.36
Furniture and Fixtures	200,499	0.16
Furniture and Homefurnishings Stores	725,375	0.56
General Building Contractors	1,005,040	0.78
General Merchandise Stores	822,220	0.64
Health Services	2,215,596	1.72
Heavy Construction, Except Building	149,101	0.12
Holding and Other Investment Offices	11,966,992	9.31
Hotels and Other Lodging Places	701,282	0.54
Industrial Machinery and Equipment	6,438,782	5.00
Instruments and Related Products	7,590,378	5.90
Insurance Agents, Brokers and Service	249,533	0.19
Insurance Carriers	3,267,633	2.54
Justice, Public Order and Safety	32,200	0.03
Leather and Leather Products	370,507	0.29
Legal Services	51,408	0.04
Lumber and Wood Products	271,652	0.21
Metal Mining	544,115	0.42

Miscellaneous Manufacturing Industries	$ 821,210	0.64%
Miscellaneous Retail	1,590,670	1.24
Motion Pictures	528,998	0.41
Nondepository Institutions	1,051,249	0.82
Nonmetallic Minerals, Except Fuels	44,480	0.03
Oil and Gas Extraction	4,031,497	3.13
Paper and Allied Products	723,423	0.56
Personal Services	264,941	0.21
Petroleum and Coal Products	517,881	0.40
Primary Metal Industries	2,230,917	1.73
Printing and Publishing	1,155,792	0.90
Railroad Transportation	241,318	0.19
Real Estate	341,450	0.27
Rubber and Miscellaneous Plastics Products	1,061,319	0.82
Security and Commodity Brokers	558,446	0.43
Social Services	75,456	0.06
Special Trade Contractors	480,810	0.37
Stone, Clay, and Glass Products	541,262	0.42
Textile Mill Products	150,164	0.12
Tobacco Products	231,420	0.18
Transportation by Air	1,150,919	0.89
Transportation Equipment	2,103,000	1.63
Transportation Services	371,959	0.29
Trucking and Warehousing	777,341	0.60
Water Transportation	411,499	0.32
Wholesale Trade-durable Goods	2,401,841	1.87
Wholesale Trade-nondurable Goods	1,843,938	1.43

TOTAL COMMON STOCK (Cost $88,312,148)	128,317,487	99.72

TOTAL PORTFOLIO (Cost $88,312,148)	128,317,487	99.72
OTHER ASSETS & LIABILITIES, NET	364,535	0.28

NET ASSETS	$128,682,022	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.72%
AGRICULTURAL PRODUCTION- CROPS—0.22%
500		Alico, Inc	$ 15,950
5,000		Delta & Pine Land Co	124,750
4,100	*	VCA Antech, Inc	146,083

		TOTAL AGRICULTURAL
		PRODUCTION-CROPS	286,783

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 220

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

AGRICULTURAL PRODUCTION- LIVESTOCK—0.01%
38		Seaboard Corp	$ 12,730

		TOTAL AGRICULTURAL
		PRODUCTION-LIVESTOCK	12,730

AMUSEMENT AND RECREATION SERVICES—0.86%
6,600	*	Alliance Gaming Corp	212,058
3,000	*	Argosy Gaming Co	106,650
3,700	*	Aztar Corp	90,687
4,300	*	Bally Total Fitness Holding
		Corp	25,198
800		Churchill Downs, Inc	31,024
1,200		Dover Downs Gaming &
		Entertainment, Inc	12,852
2,117		Dover Motorsport, Inc	8,150
1,700	*	Gaylord Entertainment Co	52,530
2,100	*	Isle Of Capri Casinos, Inc	52,794
5,300		Magna Entertainment
		Corp (Class A)	31,906
3,000	*	MTR Gaming Group, Inc	30,000
2,800	*	Multimedia Games, Inc	69,272
4,200	*	Penn National Gaming, Inc	120,834
12,400	*	Six Flags, Inc	97,340
1,882		Speedway Motorsports, Inc	57,043
2,897	*	WMS Industries, Inc	89,807
1,600		World Wrestling Federation
		Entertainment, Inc	23,120

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	1,111,265

APPAREL AND ACCESSORY STORES—1.80%
2,700	*	Aeropostale, Inc	97,902
7,100	*	American Eagle Outfitters,
		Inc	191,416
6,000	*	AnnTaylor Stores Corp	256,800
600	*	Bebe Stores, Inc	20,124
1,000		Buckle, Inc	28,960
2,500		Burlington Coat Factory
		Warehouse Corp	49,500
4,000	*	Casual Male Retail Group,
		Inc	41,360
1,800		Cato Corp (Class A)	36,144
1,500	*	Charlotte Russe Holding,
		Inc	27,450
13,600	*	Charming Shoppes, Inc	105,944
1,700	*	Children’s Place Retail
		Stores, Inc	52,649
4,750		Christopher & Banks Corp	100,272
600		Deb Shops, Inc	15,426
2,500	*	Dress Barn, Inc	43,850

2,300	*	Finish Line, Inc (Class A)	$ 85,054
2,581	b*	Footstar, Inc	6,323
2,900	*	Genesco, Inc	67,222
2,500		Goody’s Family Clothing,
		Inc	35,675
3,900	*	Gymboree Corp	65,403
6,350	*	Hot Topic, Inc	167,957
1,000	*	JOS A. Bank Clothiers, Inc	36,000
600	*	Mothers Work, Inc	15,990
1,100		Oshkosh B’gosh, Inc
		(Class A)	25,740
9,450	*	Pacific Sunwear of
		California, Inc	231,903
9,200	*	Payless Shoesource, Inc	128,432
987	*	Shoe Carnival, Inc	15,289
1,900	*	Stage Stores, Inc	73,511
4,676	*	Too, Inc	97,962
3,300	*	Urban Outfitters, Inc	158,598
3,000	*	Wet Seal, Inc (Class A)	24,750
2,400	*	Wilsons The Leather
		Experts, Inc	6,696

		TOTAL APPAREL AND
		ACCESSORY STORES	2,310,302

APPAREL AND OTHER TEXTILE PRODUCTS—0.46%
4,300	*	Collins & Aikman Corp	23,650
2,700	*	DHB Industries, Inc	19,899
1,023	*	Guess?, Inc	18,445
3,500		Kellwood Co	137,375
1,700		Oxford Industries, Inc	78,523
3,400		Phillips-Van Heusen Corp	62,900
7,400	*	Quiksilver, Inc	161,690
4,700	*	Warnaco Group, Inc	94,423

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	596,905

AUTO REPAIR, SERVICES AND PARKING—0.15%
2,500		Central Parking Corp	50,200
3,200	*	Dollar Thrifty Automotive
		Group, Inc	80,864
1,900	*	Midas, Inc	36,955
1,200	*	Monro Muffler Brake, Inc	29,988

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	198,007

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.53%
600	*	America’s Car Mart, Inc	16,170
1,600	*	Asbury Automotive Group,
		Inc	27,696
9,200	*	Copart, Inc	199,916
4,500	*	CSK Auto Corp	81,495

221 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS—(Continued)
2,200	*	Group 1 Automotive, Inc	$ 79,640
1,700		Lithia Motors, Inc
		(Class A)	47,005
1,100	*	MarineMax, Inc	29,227
3,600		Sonic Automotive, Inc	90,180
2,100		United Auto Group, Inc	57,456
1,576	*	West Marine, Inc	50,196

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	678,981

BUILDING MATERIALS AND GARDEN SUPPLIES—0.36%
1,600		Building Materials Holding
		Corp	28,080
2,100	*	Central Garden & Pet Co	75,600
14,094		Louisiana-Pacific Corp	363,625

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	467,305

BUSINESS SERVICES—10.82%
5,100		ABM Industries, Inc	91,545
1,757	*	AMN Healthcare Services,
		Inc	32,241
3,900	*	APAC Customer Services,
		Inc	11,505
3,150		Aaron Rents, Inc	78,404
17,850	*	Activision, Inc	282,387
5,000	*	ActivCard Corp	32,350
2,700	*	Administaff, Inc	47,061
4,050		Advo, Inc	130,491
4,400	*	Advent Software, Inc	82,280
5,000	*	Aether Systems, Inc	23,250
6,200	*	Agile Software Corp	54,250
13,900	*	Akamai Technologies, Inc	182,646
1,300	*	Altiris, Inc	36,322
5,700	*	American Management
		Systems, Inc	109,440
900	*	Ansoft Corp	12,978
2,000	*	Ansys, Inc	79,480
2,500	*	Anteon International Corp	72,225
5,200	*	Aquantive, Inc	49,920
4,000	*	Arbitron, Inc	161,040
36,271	*	Ariba, Inc	102,284
2,800	*	Armor Holdings, Inc	92,680
7,900	*	Ascential Software Corp	173,168
5,000	*	Ask Jeeves, Inc	178,650
3,965	*	Asiainfo Holdings, Inc	25,852
4,500	*	Aspect Communications
		Corp	70,515
4,800	*	Aspen Technology, Inc	39,216
3,900	*	At Road, Inc	47,853

1,000	*	Atari, Inc	$ 3,410
4,500	*	Autobytel, Inc	59,400
800	*	Bankrate, Inc	15,928
2,000		Barra, Inc	69,980
9,700	*	Borland Software Corp	88,076
2,400		Brady Corp (Class A)	91,392
7,200		Brink’s Co	198,576
3,500	*	Broadvision, Inc	21,455
1,900	*	CCC Information Services
		Group, Inc	33,763
1,600		CDI Corp	51,648
49,900	*	CMGI, Inc	122,255
13,600	*	CNET Networks, Inc	140,488
7,100	*	CSG Systems
		International, Inc	121,978
3,800	*	CACI International, Inc
		(Class A)	163,400
5,100	*	Catalina Marketing Corp	98,889
3,800	*	Cerner Corp	171,722
6,900	*	Ciber, Inc	75,900
800		Computer Programs &
		Systems, Inc	15,200
4,000	*	Computer Horizons Corp	17,200
2,160	*	Concord Communications,
		Inc	31,126
3,100	*	Concur Technologies, Inc	34,720
1,800	*	Convera Corp	6,390
2,006	*	CoStar Group, Inc	74,001
1,600	*	Cyberguard Corp	15,760
2,300	*	Datastream Systems, Inc	16,468
3,900	*	Dendrite International, Inc	62,400
1,496	*	Digimarc Corp	18,506
3,881	*	Digital Insight Corp	80,414
3,700	*	Digital River, Inc	86,617
5,441	*	Digitalthink, Inc	12,895
7,600	*	E.piphany, Inc	54,872
1,717	*	EPIQ Systems, Inc	28,124
15,900	*	Earthlink, Inc	140,874
3,800	*	Echelon Corp	42,826
4,713	*	Eclipsys Corp	63,531
1,900	*	eCollege.com, Inc	39,672
6,300	*	eFunds Corp	103,320
2,300		Electro Rent Corp	23,138
1,800	*	Embarcadero Technologies,
		Inc	23,112
27,400	*	Enterasys Networks, Inc	69,322
6,500	*	Entrust, Inc	28,405
5,100	*	Epicor Software Corp	67,677
3,100	*	eSpeed, Inc (Class A)	64,976
13,100	*	Extreme Networks, Inc	94,451
3,700	*	F5 Networks, Inc	125,245
4,600	*	Filenet Corp	122,590

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 222

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
1,600	*	FindWhat.com	$ 34,640
4,900	*	Freemarkets, Inc	40,327
2,100	*	GSI Commerce, Inc	21,315
2,700	*	Gerber Scientific, Inc	18,360
1,661		Gevity HR, Inc	48,501
100		Grey Global Group, Inc	69,000
1,200	*	Group 1 Software, Inc	19,536
5,700	*	Harris Interactive, Inc	48,051
1,800		Healthcare Services Group	29,610
2,200	*	Heidrick & Struggles
		International, Inc	52,646
11,900	*	Homestore, Inc	50,337
1,000	*	Hudson Highland Group,
		Inc	27,880
5,100	*	Hyperion Solutions Corp	211,395
700	*	ICT Group, Inc	9,380
2,286	*	IDX Systems Corp	79,096
2,684	*	iGate Corp	18,707
8,700	*	Informatica Corp	74,733
3,400	*	Infospace, Inc	132,158
3,900	*	infoUSA, Inc	40,989
1,300		Integral Systems, Inc	24,700
6,800	*	Intelidata Technologies
		Corp	8,432
7,000	*	Intellisync Corp	23,030
4,839	*	Intergraph Corp	117,007
5,100	*	Internet Security Systems,
		Inc	89,964
592		Interpool, Inc	8,880
5,400	*	Interwoven, Inc	53,838
1,900	*	Intrado, Inc	36,765
700	*	iPayment, Inc	23,282
3,800	*	JDA Software Group, Inc	55,290
3,800	*	KFX ,Inc	39,482
3,800	*	Kana Software, Inc	17,138
7,000	*	Keane, Inc	110,180
2,200		Kelly Services, Inc
		(Class A)	65,142
2,300	*	Keynote Systems, Inc	29,601
4,300	*	Korn/Ferry International	68,800
4,800	*	Kroll, Inc	128,880
4,000	*	Kronos, Inc	130,120
507		Kronos Worldwide, Inc	15,357
5,500	*	Labor Ready, Inc	74,360
5,900	*	Lawson Software, Inc	48,970
4,300	*	Lionbridge Technologies	41,839
10,600	*	Looksmart Ltd	20,882
12,471	*	MPS Group, Inc	138,678
2,600	*	MRO Software, Inc	30,212
3,100	*	MSC.Software Corp	27,311
5,600	*	Macrovision Corp	104,608

3,000	*	Magma Design
		Automation, Inc	$ 62,730
2,900	*	Manhattan Associates, Inc	80,620
1,800	*	Mantech International
		Corp (Class A)	36,882
2,900	*	MAPICS, Inc	23,432
8,818	*	Manugistics Group, Inc	60,403
700	*	Marketwatch.com, Inc	9,758
5,887	*	Matrixone, Inc	42,740
1,000		McGrath RentCorp	30,490
1,500	*	Medical Staffing Network
		Holdings, Inc	11,805
1,400	*	MedQuist, Inc	22,036
1,000	*	Memberworks, Inc	34,920
9,000	*	Mentor Graphics Corp	160,380
1,500	*	MicroStrategy, Inc	79,950
7,400	*	Micromuse, Inc	57,720
4,300	*	Midway Games, Inc	31,304
12,900	*	Mindspeed Technologies,
		Inc	84,237
1,000	*	Mobius Management
		Systems, Inc	9,130
2,400	*	NCO Group, Inc	56,088
4,100	*	NIC, Inc	24,764
1,800	*	Nassda Corp	12,492
1,000	*	National Processing, Inc	19,000
4,700		NDCHealth Corp	127,605
1,100	*	Neoforma, Inc	11,957
2,100	*	Neoware Systems, Inc	21,567
3,700	*	Netegrity, Inc	31,450
7,300	*	NETIQ Corp	101,908
2,600	*	Netscout Systems, Inc	19,994
1,300	*	Netratings, Inc	14,365
3,300	*	Network Equipment
		Technologies, Inc	32,934
800	*	Nuance Communications,
		Inc	5,240
3,400	*	NYFIX, Inc	17,544
1,500	*	Opnet Technologies, Inc	22,365
6,500	*	Opsware, Inc	49,140
2,600	*	PC-Tel, Inc	26,858
2,100	*	PDF Solutions, Inc	24,171
900	*	PDI, Inc	22,761
3,100	*	Packeteer, Inc	40,920
1,608	*	PalmSource, Inc	29,217
28,500	*	Parametric Technology
		Corp	128,820
1,200	*	PEC Solutions, Inc	15,864
1,300	*	Pegasystems, Inc	10,686
3,300	*	Pegasus Solutions, Inc	38,544
24	*	Penton Media, Inc	17
9,800	*	Perot Systems Corp
		(Class A)	130,340

223 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
3,880	*	Portal Software, Inc	$ 26,151
1,700	*	Portfolio Recovery
		Associates, Inc	45,798
3,600	*	Progress Software Corp	86,364
1,500	*	QAD, Inc	19,905
500	*	Quality Systems, Inc	22,715
5,200	*	Quest Software, Inc	85,020
2,700	*	R.H. Donnelley Corp	126,090
6,400	*	RSA Security, Inc	120,256
2,400	*	Radiant Systems, Inc	14,430
2,400	*	Radisys Corp	50,160
6,200	*	Raindance
		Communications, Inc	17,670
185	*	Redback Networks, Inc
		Wts 01/02/11	1,276
1	*	Redback Networks, Inc	6
3,043	*	Register.com, Inc	18,015
1,000		Renaissance Learning, Inc	26,350
2,900	*	Rent-Way, Inc	25,520
7,100	*	Retek, Inc	53,676
3,300	*	Rewards Network, Inc	33,000
2,500		Rollins, Inc	64,438
4,563	*	Roxio, Inc	20,397
1,700	*	SPSS, Inc	31,110
9,900	*	S1 Corp	75,240
1,100	*	SRA International, Inc
		(Class A)	40,634
1,600	*	SM&A	17,616
2,634	*	SafeNet, Inc	98,880
3,600	*	SAFLINK Corp	11,088
1,800	*	Sanchez Computer
		Associates, Inc	11,772
10,421	*	Sapient Corp	62,839
9,896	*	Scansoft, Inc	55,319
4,600	*	Secure Computing Corp	75,210
6,500	*	Seebeyond Technology
		Corp	26,325
3,000	*	Serena Software, Inc	61,050
20	*	Skillsoft plc (ADR)	258
2,300	*	Sohu.com, Inc	57,247
67	*	SONICblue, Inc	0
6,900	*	SonicWALL, Inc	61,548
6,031	*	Sotheby’s Holdings, Inc
		(Class A)	77,498
1,500	*	Source Interlink Cos, Inc	18,750
7,900	*	Spherion Corp	80,817
1,605		SS&C Technologies, Inc	38,953
1,400		Startek, Inc	50,876
2,300	*	Stellent, Inc	17,181
1,150	*	Stratasys, Inc	21,885
4,000	*	SupportSoft, Inc	44,040
11,600	*	Sybase, Inc	243,484

3,300	*	Sykes Enterprises, Inc	$ 19,635
1,500	*	Synplicity, Inc	10,800
900		Syntel, Inc	24,786
5,200	*	THQ, Inc	105,196
5,500	*	Take-Two Interactive
		Software, Inc	202,290
1,800		Talx Corp	39,510
4,600	*	TeleTech Holdings, Inc	28,796
1,700	*	TheStreet.com, Inc	7,735
11,400	*	TIBCO Software, Inc	93,138
1,800	*	Tier Technologies, Inc
		(Class B)	19,242
10,700	*	Titan Corp	216,033
2,600	*	TradeStation Group, Inc	17,498
4,900	*	Transaction Systems
		Architects, Inc (Class A)	113,386
4,100	*	Trizetto Group, Inc	31,775
5,500	*	Tyler Technologies, Inc	53,405
5,700	*	United Online, Inc	94,962
7,100	*	United Rentals, Inc	126,167
2,230	*	Universal Compression
		Holdings, Inc	73,367
9,000	*	Valueclick, Inc	97,200
3,700	*	Vastera, Inc	14,356
2,700	*	Verity, Inc	36,909
800	*	Verint Systems, Inc	24,720
27,500	*	Vignette Corp	56,925
4,900	*	VitalWorks, Inc	18,375
2,700	*	Vitria Technology, Inc	15,879
1,100	*	Volt Information Sciences,
		Inc	26,884
4,500	*	WatchGuard Technologies,
		Inc	35,190
3,300	*	WebEx Communications,
		Inc	98,109
2,600	*	Websense, Inc	76,986
6,300	*	webMethods, Inc	59,220
9,700	*	Wind River Systems, Inc	107,379

		TOTAL BUSINESS
		SERVICES	13,909,392

CHEMICALS AND ALLIED PRODUCTS—6.97%
11,800	*	Abgenix, Inc	156,822
2,100	*	Able Laboratories, Inc	41,013
1,800		Aceto Corp	28,278
5,100	*	Adolor Corp	76,653
3,500	*	Albany Molecular
		Research, Inc	55,615
4,200		Albemarle Corp	121,800
2,600	*	Alexion Pharmaceuticals,
		Inc	61,776
8,600	*	Alkermes, Inc	137,514

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 224

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,000		Allergan, Inc	$ 84,160
5,100		Alpharma, Inc (Class A)	100,011
5,200	*	Alteon, Inc	9,360
3,400	*	Aphton Corp	15,980
2,600		Arch Chemicals, Inc	73,398
2,698	*	Arena Pharmaceuticals,
		Inc	17,537
4,900	*	Atherogenics, Inc	112,063
2,717	*	Atrix Laboratories, Inc	69,284
10,000	*	Avant
		Immunotherapeutics,
		Inc	25,200
3,100	*	AVI BioPharma, Inc	9,393
1,900	*	Benthley Pharmaceuticals,
		Inc	22,819
8,600	*	BioMarin Pharmaceutical,
		Inc	64,672
4,569	*	Biopure Corp	7,219
1,400	*	Biosite, Inc	44,758
1,280	*	Bone Care International,
		Inc	25,600
1,600	*	Bradley Pharmaceuticals,
		Inc	40,288
4,500		Calgon Carbon Corp	34,650
2,600		Cambrex Corp	69,940
4,600	*	Cell Genesys, Inc	55,384
4,200	*	Cell Therapeutics, Inc	35,532
1,900	*	Chattem, Inc	49,248
1,900	*	Cima Labs, Inc	59,717
1,300	*	Collagenex
		Pharmaceuticals, Inc	17,316
4,500	*	Columbia Laboratories, Inc	22,275
3,700	*	Connetics Corp	82,029
6,000	*	Corixa Corp	38,417
15,300		Crompton Corp	97,614
5,300	*	Cubist Pharmaceuticals,
		Inc	48,760
5,400	*	Dade Behring Holdings,
		Inc	240,192
630	*	DEL Laboratories, Inc	20,916
1,900	*	Dendreon Corp	25,270
2,700		Diagnostic Products Corp	116,910
1,800	*	Digene Corp	61,848
4,800	*	Discovery Laboratories, Inc	58,512
1,600	*	Dov Pharmaceutical, Inc	24,832
4,200	*	Durect Corp	14,280
1,900	*	Elizabeth Arden, Inc	40,128
6,900	*	Encysive Pharmaceuticals,
		Inc	70,932
5,800	*	Enzon, Inc	89,494
2,300	*	EPIX Medical, Inc	47,725

2,000	*	Ethyl Corp	$ 39,620
5,000		Ferro Corp	130,750
2,747	*	First Horizon
		Pharmaceutical	43,293
4,800	*	FMC Corp	205,536
6,350	*	Genta, Inc	66,675
3,700		Georgia Gulf Corp	111,555
5,300	*	Geron Corp	49,820
4,800		Great Lakes Chemical
		Corp	114,480
3,700	*	GTC Biotherapeutics, Inc	8,140
3,076	*	Guilford Pharmaceuticals,
		Inc	22,239
3,900		H.B. Fuller Co	110,916
600	*	Hi-Tech Pharmacal Co, Inc	11,730
1,400	*	Hollis-Eden
		Pharmaceuticals	13,510
5,200	*	Ilex Oncology, Inc	124,384
14,600	*	IMC Global, Inc	208,780
2,550	*	Immucor, Inc	46,206
5,512	*	Immunogen, Inc	37,041
5,600	*	Immunomedics, Inc	22,680
4,100	*	Impax Laboratories, Inc	91,717
5,060	*	Indevus Pharmaceuticals,
		Inc	30,613
3,800	*	Inspire Pharmaceuticals,
		Inc	48,944
500		Inter Parfums, Inc	11,495
3,500	*	InterMune, Inc	68,180
1,737	*	Inverness Medical
		Innovations, Inc	31,787
6,000	*	Isis Pharmaceuticals, Inc	46,560
1,800	*	Kos Pharmaceuticals, Inc	73,332
4,300	*	KV Pharmaceutical Co
		(Class A)	105,608
6,924	*	La Jolla Pharmaceutical Co	19,110
800	*	Lannett Co, Inc	13,360
8,100	*	Ligand Pharmaceuticals,
		Inc (Class B)	162,810
3,600		MacDermid, Inc	126,684
3,400	*	Martek Biosciences Corp	193,800
9,900	*	Medarex, Inc	88,803
5,600	*	Medicines Co	180,376
1,300		Meridian Bioscience, Inc	13,248
4,800	*	MGI Pharma, Inc	294,048
8,400	*	Millennium Chemicals,
		Inc	125,496
2,300		Minerals Technologies, Inc	131,330
7,463	*	Nabi Biopharmaceuticals	116,050
1,500		Nature’s Sunshine
		Products, Inc	22,260
7,000	*	NBTY, Inc	260,260
6,400	*	Nektar Therapeutics	138,112

225 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
2,200	*	Neose Technologies, Inc	$ 20,680
1,000		NL Industries, Inc	13,900
2,700	*	Noven Pharmaceuticals,
		Inc	57,969
4,200	*	NPS Pharmaceuticals, Inc	119,910
2,200	*	Nuvelo, Inc	27,632
1,400		Octel Corp	41,790
8,700		Olin Corp	155,295
3,800	*	OM Group, Inc	115,520
4,300	*	Omnova Solutions, Inc	22,575
4,600	*	Onyx Pharmaceuticals, Inc	186,116
5,300	*	OraSure Technologies, Inc	54,908
5,200	*	OSI Pharmaceuticals, Inc	199,680
3,100	*	Pain Therapeutics, Inc	21,545
7,100	*	Palatin Technologies, Inc	29,607
2,200	*	Penwest Pharmaceuticals
		Co	32,142
16,200	*	Peregrine Pharmaceuticals,
		Inc	39,690
2,600		PolyMedica Corp	69,732
12,300	*	PolyOne Corp	81,795
3,000	*	Pozen, Inc	41,460
6,100	*	Praecis Pharmaceuticals,
		Inc	36,051
1,400	*	Progenics
		Pharmaceuticals	26,600
1,000		Quaker Chemical Corp	25,400
3,600	*	Quidel Corp	23,724
1,408	*	Revlon, Inc (Class A)	3,900
2,394	*	Salix Pharmaceuticals Ltd	69,474
5,993	*	Sciclone Pharmaceuticals,
		Inc	32,362
3,000	*	Serologicals Corp	61,200
898	*	Sirna Therapeutics, Inc	3,637
700		Stepan Co	15,988
4,317	*	SuperGen, Inc	55,258
1,900	*	SurModics, Inc	37,829
3,300	*	Tanox, Inc	49,137
99	*	Terra Industries, Inc	612
3,200	*	Third Wave Technologies,
		Inc	14,752
5,500	*	Unifi, Inc	24,365
2,300	*	United Therapeutics Corp	54,809
1,200	*	USANA Health Sciences,
		Inc	27,996
10,700		USEC, Inc	90,415
10,400	*	Vertex Pharmaceuticals,
		Inc	97,968
6,230	*	Vicuron Pharmaceuticals,
		Inc	141,733
1,200	*	Virbac Corp	3,000

4,300		Wellman, Inc	$ 35,905
1,500		West Pharmaceutical
		Services, Inc	56,100
8,768	*	WR Grace & Co	27,356
2,000	*	Zymogenetics, Inc	30,900

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	8,962,889

COAL MINING—0.31%
6,200		Arch Coal, Inc	194,618
8,300		Massey Energy Co	183,181
900	*	Westmoreland Coal Co	16,515

		TOTAL COAL MINING	394,314

COMMUNICATIONS—2.10%
1,136	*	Acme Communication, Inc	8,793
1	*	AirGate PCS, Inc	15
76	*	Allegiance Telecom, Inc	1
500	*	Beasley Broadcast Group,
		Inc (Class A)	8,800
2,100	*	Boston Communications
		Group	24,885
2,300		CT Communications, Inc	31,809
1,400	*	Centennial
		Communications Corp	9,464
35,000	*	Charter Communications,
		Inc (Class A)	164,850
25,900	*	Cincinnati Bell, Inc	105,413
2,900	*	Commonwealth Telephone
		Enterprises, Inc	118,929
1,700	*	Crown Media Holdings,
		Inc (Class A)	13,753
5,800	*	Cumulus Media, Inc
		(Class A)	115,942
1,800		D&E Communications, Inc	25,182
3,800	*	Digital Generation
		Systems	5,738
3,800	*	Dobson Communications
		Corp (Class A)	10,982
6,000	*	Emmis Communications
		Corp (Class A)	142,860
700	*	Fisher Communications,
		Inc	34,125
5,798	*	General Communication,
		Inc (Class A)	52,762
1,800		Golden Telecom, Inc	61,254
5,400		Gray Television, Inc	78,948
1,721		HickoryTech Corp	21,392
400	*	Hungarian Telephone &
		Cable	3,636
9,200	*	Infonet Services Corp
		(Class B)	18,308
6,000	*	Insight Communications
		Co, Inc	60,000

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 226

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
2,200	*	j2 Global Communications,
		Inc	$ 49,632
2,200		Liberty Corp	101,794
3,600	*	Lightbridge, Inc	21,240
3,700	*	Lin TV Corp (Class A)	88,097
1,359	*	Lodgenet Entertainment
		Corp	25,821
2,800	*	Mastec, Inc	26,516
8,300	*	McLeodUSA, Inc (Class A)	12,367
6,700	*	Mediacom
		Communications Corp	53,734
2,800	*	Metro One
		Telecommunications,
		Inc	6,440
5,400	*	NII Holdings, Inc (Class B)	189,162
4,100	*	Net2Phone, Inc	21,320
2,000		North Pittsburgh Systems,
		Inc	40,260
6,100	*	PTEK Holdings, Inc	56,059
4,200	*	Paxson Communications
		Corp	16,380
500	*	Pegasus Communications
		Corp	19,170
5,500	*	Price Communications
		Corp	86,295
9,000	*	Primus
		Telecommunications
		Group	75,690
7,600	*	RCN Corp	2,204
4,600	*	Regent Communications,
		Inc	29,946
1,800	*	Saga Communications,
		Inc (Class A)	33,570
1,175	*	Salem Communications
		Corp (Class A)	32,172
800		Shenandoah Telecom Co	18,280
5,100	*	Sinclair Broadcast Group,
		Inc (Class A)	63,750
4,100	*	Spanish Broadcasting
		System, Inc (Class A)	42,845
2,000		SureWest Communications	53,580
3,600	*	Talk America Holdings, Inc	30,492
5,500	*	Time Warner Telecom, Inc
		(Class A)	35,915
5,100	*	Tivo, Inc	45,339
74	*	Touch America Holdings,
		Inc	1
3,200	*	Triton PCS Holdings, Inc
		(Class A)	17,568
58	*	U.S. Unwired, Inc (Class A)	105
700		Warwick Valley Telephone
		Co	17,885

8,100	*	Western Wireless Corp
		(Class A)	$ 189,297
3,600	f*	WilTel Communications
		Group, Inc Rts	0
4,400	*	Wireless Facilities, Inc	48,444
1,709	*	Young Broadcasting, Inc
		(Class A)	30,933

		TOTAL COMMUNICATIONS	2,700,144

DEPOSITORY INSTITUTIONS—9.40%
1,700		1st Source Corp	41,854
1,300		ABC Bancorp	24,635
600		American National
		Bankshares, Inc	14,718
1,320	*	AmericanWest Bancorp	26,017
2,700		Anchor Bancorp Wisconsin,
		Inc	68,985
1,125		Arrow Financial Corp	33,593
500		Bancfirst Corp	27,720
1,000		BancTrust Financial
		Group, Inc	17,500
5,136		Bank Mutual Corp	57,472
1,675		Bank Of Granite Corp	34,622
1,300		Bank Of The Ozarks, Inc	35,815
5,700		BankAtlantic Bancorp,
		Inc (Class A)	96,672
3,900	*	BankUnited Financial
		Corp (Class A)	115,830
1,500		Banner Corp	43,935
8,232		Bay View Capital Corp	18,357
700		Berkshire Hills Bancorp,
		Inc	24,430
3,000		Boston Private Financial
		Holdings, Inc	84,000
1,000		Bryn Mawr Bank Corp	22,900
1,100		BSB Bancorp, Inc	42,460
500		C&F Financial Corp	20,380
1,000		Camco Financial Corp	16,370
1,100		Camden National Corp	35,145
1,200		Capital City Bank Group,
		Inc	49,500
700		Capital Corp of the West	27,391
1,700		Cascade Bancorp	39,049
2,693		Cathay General Bancorp	177,253
700		Cavalry Bancorp, Inc	11,809
600		CB Bancshares, Inc	41,941
1,200		CCBT Financial Cos, Inc	44,280
1,000		Center Bancorp, Inc	15,810
1,200		Center Financial Corp	18,888
1,210	*	Central Coast Bancorp	22,228
1,900		Central Pacific Financial
		Corp	56,601

227 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
394		Century Bancorp, Inc
		(Class A)	$ 13,037
1,300		CFS Bancorp, Inc	19,045
591		Charter Financial Corp	23,268
3,100		Chemical Financial Corp	111,197
4,500		Chittenden Corp	148,500
5,800		Citizens Banking Corp	189,254
1,100		Citizens First Bancorp, Inc	26,576
1,200		Citizens South Banking
		Corp	16,296
1,100		City Bank	37,873
2,200		City Holding Co	75,460
500		CNB Financial Corp	21,745
600		Coastal Bancorp, Inc	24,810
1,452		Coastal Financial Corp	23,609
1,100		CoBiz, Inc	22,473
700		Columbia Bancorp	21,560
1,000		Columbia Bancorp
		(Oregon)	16,400
1,800		Columbia Banking
		System, Inc	50,400
625		Commercial Bankshares,
		Inc	16,950
1,400	*	Commercial Capital
		Bancorp, Inc	32,088
6,000		Commercial Federal Corp	165,600
500		Community Bank of North
		Virginia	8,525
1,700		Community Bank System,
		Inc	78,676
1,760		Community Trust Bancorp,
		Inc	58,080
2,000		Corus Bankshares, Inc	80,580
4,730		CVB Financial Corp	98,195
4,050		Dime Community
		Bancshares	82,417
3,000		East West Bancorp, Inc	168,000
600		Eastern Virginia
		Bankshares, Inc	13,818
1,000		ESB Financial Corp	14,000
2,100	*	Euronet Worldwide, Inc	39,921
900		EverTrust Financial Group,
		Inc	16,416
600		Exchange National
		Bancshares, Inc	19,020
800		Farmers Capital Bank
		Corp	28,000
500		FFLC Bancorp, Inc	13,455
1,800		Fidelity Bankshares, Inc	65,970
1,200		Financial Institutions, Inc	27,504
1,000		First Bancorp (North
		Carolina)	31,490

1,200		First Busey Corp (Class A)	$ 32,532
3,900		First Charter Corp	82,095
600		First Citizens Banc Corp	15,966
902		First Citizens Bancshares,
		Inc (Class A)	110,946
7,700		First Commonwealth
		Financial Corp	113,806
1,800		First Community Bancorp	67,302
1,320		First Community
		Bancshares, Inc	40,313
2,600		First Federal Capital Corp	55,354
400		First Federal Financial of
		Kentucky	10,520
4,400		First Financial Bancorp	81,400
1,800		First Financial
		Bankshares, Inc	72,126
1,800		First Financial Corp
		(Indiana)	52,758
1,700		First Financial Holdings,
		Inc	50,813
500		First M & F Corp	16,845
2,415		First Merchants Corp	58,081
900		First Oak Brook
		Bancshares, Inc	27,225
500		First Of Long Island Corp	25,110
1,400		First Republic Bank	53,984
2,900		First Sentinel Bancorp, Inc	61,335
400		First South Bancorp, Inc	15,520
1,000		First State Bancorp	30,860
800		First United Corp	18,432
735		Firstbank Corp	19,551
2,000		Firstfed America Bancorp,
		Inc	55,740
2,400	*	FirstFed Financial Corp	110,712
900		Flag Financial Corp	11,547
4,000		Flagstar Bancorp, Inc	102,600
700		FloridaFirst Bancorp, Inc	18,886
1,800		Flushing Financial Corp	32,580
500		FMS Financial Corp	8,750
800		FNB Corp (Virginia)	22,024
700		FNB Corp, Inc (North
		Carolina)	14,917
754		Foothill Independent
		Bancorp	16,588
400		Franklin Financial Corp	12,624
2,000		Frontier Financial Corp	68,780
600		GA Financial, Inc	21,030
700		GB&T Bancshares, Inc	19,705
2,400		Glacier Bancorp, Inc	77,423
4,700		Gold Banc Corp, Inc	76,610
701		Great Southern Bancorp,
		Inc	34,440

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 228

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
717		Greater Community
		Bancorp	$ 11,545
800		Greene County
		Bancshares, Inc	17,944
3,600		Hancock Holding Co	111,456
1,179		Hanmi Financial Corp	31,350
2,800		Harbor Florida
		Bancshares, Inc	81,032
3,125		Harleysville National Corp	86,969
1,200		Heartland Financial
		U.S.A., Inc	22,344
1,500	*	Heritage Commerce Corp	19,500
700		Heritage Financial Corp	14,623
1,400		Horizon Financial Corp	25,802
4,000		Hudson River Bancorp, Inc	82,400
1,600		Humboldt Bancorp	31,728
900		IberiaBank Corp	52,965
300		IBT Bancorp, Inc	14,415
1,615		Independent Bank Corp
		(Massachusetts)	48,951
2,640		Independent Bank Corp
		(Michigan)	73,550
2,200		Integra Bank Corp	52,998
2,400	*	Intercept, Inc	29,256
1,500		Interchange Financial
		Services Corp	36,450
2,100		Irwin Financial Corp	56,658
659	*	Itla Capital Corp	32,594
1,575		Lakeland Bancorp, Inc	25,924
700		Lakeland Financial Corp	23,639
600		LNB Bancorp, Inc	12,372
1,100		LSB Bancshares, Inc	18,997
1,100		Macatawa Bank Corp	30,657
3,690		MAF Bancorp, Inc	160,367
1,800		Main Street Banks, Inc	49,212
840		MainSource Financial
		Group, Inc	30,089
2,400		MB Financial, Inc	93,576
2,038		MBT Financial Corp	35,054
700		Mercantile Bank Corp	24,850
444		Mercantile Bankshares
		Corp	19,079
500		Merchants Bancshares,
		Inc	14,255
3,100		Mid-State Bancshares	73,315
1,400		Midwest Banc Holdings,
		Inc	33,082
600		MutualFirst Financial, Inc	14,442
1,284		Nara Bancorp, Inc	38,032
400		NASB Financial, Inc	15,912
500		National Bankshares, Inc	25,155

2,835		National Penn Bancshares,
		Inc	$ 89,388
900		NBC Capital Corp	23,400
4,200		NBT Bancorp, Inc	94,500
6,428		NetBank, Inc	78,486
400		Northern States Financial
		Corp	10,648
1,500		Northwest Bancorp, Inc	38,355
400		Oak Hill Financial, Inc	13,060
900		OceanFirst Financial Corp	22,437
5,300	*	Ocwen Financial Corp	51,251
300		Old Point Financial Corp	9,000
1,000		Old Second Bancorp, Inc	51,420
1,113		Omega Financial Corp	40,694
300		Oneida Financial Corp	4,200
900		PAB Bankshares, Inc	11,430
4,600		Pacific Capital Bancorp	182,482
500		Pacific Union Bank	14,675
592		Parkvale Financial Corp	16,967
900		Partners Trust Financial
		Group, Inc	30,789
900		Patriot Bank Corp	26,352
880		Peapack Gladstone
		Financial Corp	29,797
600		Pennfed Financial
		Services, Inc	21,216
990		Pennrock Financial
		Services Corp	28,314
440		Penns Woods Bancorp, Inc	19,835
1,365		Peoples Bancorp, Inc	37,961
1,050		Peoples Holding Co	35,385
1,680		PFF Bancorp, Inc	64,058
791		PNC Financial Services
		Group, Inc	43,837
2,216		Provident Bancorp, Inc	26,260
3,000		Provident Bankshares
		Corp	94,140
750		Provident Financial
		Holdings	19,485
6,200		Provident Financial
		Services, Inc	115,878
3,600		R & G Financial Corp
		(Class B)	124,344
1,050		Republic Bancorp, Inc
		(Class A) (Kentucky)	20,443
7,370		Republic Bancorp, Inc
		(Michigan)	103,622
1,100		Republic Bancshares, Inc	33,035
600		Resource Bankshares Corp	19,560
2,100		Riggs National Corp	36,141
612		Royal Bancshares of
		Pennsylvania (Class A)	15,606
3,600		S & T Bancorp, Inc	108,216

229 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,398		S.Y. Bancorp, Inc	$ 31,315
600		Santander Bancorp	16,500
1,000		SCBT Financial Corp	31,500
1,540		Seacoast Banking Corp of
		Florida	31,878
3,600		Seacoast Financial
		Services Corp	120,600
1,100		Second Bancorp, Inc	35,530
500		Security Bank Corp	15,000
700		Shore Bancshares, Inc	22,820
700		Sierra Bancorp	10,605
4,000	*	Silicon Valley Bancshares	129,760
1,900		Simmons First National
		Corp (Class A)	52,345
1,800		Sound Federal Bancorp,
		Inc	26,460
7,803		South Financial Group,
		Inc	230,891
770		Southern Financial
		Bancorp, Inc	34,342
1,255		Southside Bancshares, Inc	23,356
3,700		Southwest Bancorp of
		Texas, Inc	139,601
1,400		Southwest Bancorp, Inc	24,220
900		State Bancorp, Inc	21,690
700		State Financial Services
		Corp (Class A)	19,803
7,000		Staten Island Bancorp, Inc	174,160
1,732		Sterling Bancorp	50,488
5,200		Sterling Bancshares, Inc	69,628
2,750		Sterling Financial Corp
		(Pennsylvania)	70,703
2,616	*	Sterling Financial Corp
		(Spokane)	96,504
700		Summit Bancshares, Inc	21,070
1,030	*	Sun Bancorp, Inc
		(New Jersey)	26,049
800		Sun Bancorp, Inc
		(Pennsylvania)	15,600
500		Taylor Capital Group, Inc	11,525
3,100		Texas Regional
		Bancshares, Inc
		(Class A)	131,905
3,000		TierOne Corp	70,470
700		Trico Bancshares	26,166
2,490		Trust Co Of New Jersey	103,360
10,000		Trustco Bank Corp NY	134,600
1,680		U.S.B. Holding Co, Inc	41,227
5,600		UCBH Holdings, Inc	224,224
2,200		UMB Financial Corp	111,540
4,043		Umpqua Holdings Corp	81,628
1,000		Union Bankshares Corp	32,270

2,400		United Community Banks,
		Inc	$ 85,536
3,788		United Community
		Financial Corp	49,358
800		United Securities
		Bancshares	21,160
400		United Security
		Bancshares (California)	9,880
3,013		Unizan Financial Corp	74,813
700	*	Virginia Commerce
		Bancorp	20,930
899		Virginia Financial Group,
		Inc	31,240
9,380		W Holding Co, Inc	175,312
400		Warwick Community
		Bancorp	13,400
1,703		Washington Trust
		Bancorp, Inc	44,959
835		Wayne Bancorp, Inc	19,539
2,400		Wesbanco, Inc	72,840
2,100		West Bancorporation	35,490
2,000		West Coast Bancorp	45,500
520	*	Western Sierra Bancorp	22,854
1,500		Willow Grove Bancorp, Inc	26,850
2,700		Wintrust Financial Corp	131,301
800		WSFS Financial Corp	40,136
1,000		Yadkin Valley Bank and
		Trust Co	16,750
1,113		Yardville National Bancorp	27,491

		TOTAL DEPOSITORY
		INSTITUTIONS	12,082,076

EATING AND DRINKING PLACES—1.28%
1,400	*	AFC Enterprises, Inc	32,200
4,700		Bob Evans Farms, Inc	152,468
2,300	*	California Pizza Kitchen,
		Inc	46,000
4,650	*	CEC Entertainment, Inc	161,355
1,400	*	Chicago Pizza & Brewery,
		Inc	18,298
6,300	*	CKE Restaurants, Inc	62,370
1,500	*	Dave & Buster’s, Inc	22,575
2,600		IHOP Corp	89,544
4,600	*	Jack In The Box, Inc	114,862
2,799		Landry’s Restaurants, Inc	83,494
2,000		Lone Star Steakhouse &
		Saloon, Inc	58,380
2,700	*	O’Charley’s, Inc	49,275
3,500	*	P.F. Chang’s China Bistro,
		Inc	176,085
1,500	*	Papa John’s International,
		Inc	50,760

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 230

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

EATING AND DRINKING PLACES—(Continued)
3,900	*	Rare Hospitality
		International, Inc	$ 108,225
1,200	*	Red Robin Gourmet
		Burgers, Inc	34,080
5,700	*	Ryan’s Family Steak
		Houses, Inc	97,527
5,300	*	Sonic Corp	181,684
2,900	*	The Steak N Shake Co	55,825
1,600		Triarc Cos (Class A)	17,504
3,200		Triarc Cos (Class B)	35,072

		TOTAL EATING AND
		DRINKING PLACES	1,647,583

EDUCATIONAL SERVICES—0.30%
130	*	Career Education Corp	7,363
1,200	*	Learning Tree International,
		Inc	19,068
2,100	*	Princeton Review, Inc	18,144
1,500		Strayer Education, Inc	175,455
4,700	*	Sylvan Learning Systems,
		Inc	165,017

		TOTAL EDUCATIONAL
		SERVICES	385,047

ELECTRIC, GAS, AND SANITARY SERVICES—2.91%
16,800	*	Allegheny Energy, Inc	230,328
2,100		American States Water Co	51,240
24,600	*	Aquila, Inc	115,866
6,847		Atmos Energy Corp	175,078
6,300		Avista Corp	119,196
4,200		Black Hills Corp	133,854
2,200		California Water Service
		Group	62,238
1,500		Cascade Natural Gas Corp	32,685
1,700	*	Casella Waste Systems,
		Inc (Class A)	24,718
1,600		Central Vermont Public
		Service Corp	36,000
2,200		CH Energy Group, Inc	107,998
700		Chesapeake Utilities Corp	17,934
1,200	*	Clean Harbors, Inc	8,892
5,800		Cleco Corp	110,374
20,200	*	CMS Energy Corp	180,790
1,100		Connecticut Water Service,
		Inc	31,130
1,000	*	Duratek, Inc	15,910
6,400	*	El Paso Electric Co	88,576
3,100		Empire District Electric Co	70,215
4,700		Energen Corp	193,875
600		EnergySouth, Inc	20,945

5,200		Idacorp, Inc	$ 155,480
2,600		Laclede Group, Inc	78,780
2,456		MGE Energy, Inc	75,768
1,433		Middlesex Water Co	29,663
3,700		New Jersey Resources Corp	139,860
3,600		Northwest Natural Gas Co	112,500
2,100		NUI Corp	35,511
3,500		Otter Tail Corp	92,470
46		Piedmont Natural Gas Co,
		Inc	1,942
5,100		PNM Resources, Inc	153,255
2,000		Resource America, Inc
		(Class A)	37,000
3,800		SEMCO Energy, Inc	21,508
15,600	*	Sierra Pacific Resources	115,440
900		SJW Corp	31,194
1,700		South Jersey Industries,
		Inc	69,547
7,250	*	Southern Union Co	137,387
4,200		Southwest Gas Corp	98,280
1,833		Southwest Water Co	25,057
1,600		UIL Holdings Corp	77,072
3,900		Unisource Energy Corp	95,823
3,812	*	Waste Connections, Inc	151,718
8,900		Westar Energy, Inc	186,544

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	3,749,641

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.44%
2,994	*	Actel Corp	67,754
2,300	*	Advanced Energy
		Industries, Inc	46,897
7,800	*	Aeroflex, Inc	104,988
3,000	*	Alliance Semiconductor
		Corp	22,830
2,900	*	Anaren Microwave, Inc	45,762
2,700	*	Applica, Inc	30,348
1,200		Applied Signal Technology,
		Inc	32,784
7,100	*	Arris Group, Inc	65,320
4,100	*	Artesyn Technologies, Inc	39,032
2,400	*	Artisan Components, Inc	53,496
3,700	*	ATMI, Inc	97,384
8,300	*	Avanex Corp	35,856
4,000		Baldor Electric Co	91,920
1,300		Bel Fuse, Inc (Class B)	42,562
5,450	*	Benchmark Electronics,
		Inc	171,566
100	*	Brillian Corp	863
2,700		C&D Technologies, Inc	45,117
858	*	Catapult Communications
		Corp	15,297

231 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
4,277	*	C-COR.net Corp	$ 59,964
787		Celestica, Inc (U.S.)	12,907
4,322	*	Centillium
		Communications, Inc	19,535
1,100	*	Ceradyne, Inc	39,765
2,100	*	Ceva, Inc	19,752
4,700	*	Checkpoint Systems, Inc	88,830
6,500	*	ChipPAC, Inc	51,415
1,900	*	Comtech
		Telecommunications	44,080
55,787	*	Conexant Systems, Inc	343,648
47,600	*	Corvis Corp	91,392
4,900		CTS Corp	63,896
2,099		Cubic Corp	54,574
900	*	Diodes, Inc	19,629
3,700	*	Ditech Communications
		Corp	61,679
1,200	*	Drexler Technology Corp	16,440
3,631	*	DSP Group, Inc	93,426
1,600	*	Dupont Photomasks, Inc	37,216
3,700	*	Electro Scientific
		Industries, Inc	87,098
2,200	*	Emerson Radio Corp	8,404
1,395	*	EMS Technologies, Inc	26,937
2,500	*	Energy Conversion
		Devices, Inc	24,500
7,100	*	Entegris, Inc	89,886
4,000	*	ESS Technology, Inc	58,640
5,412	*	Exar Corp	100,122
20,500	*	Finisar Corp	44,690
891		Franklin Electric Co, Inc	56,739
5,600	*	FuelCell Energy, Inc	75,936
4,265	*	Genesis Microchip, Inc	71,481
1,600	*	Genlyte Group, Inc	89,664
11,300	*	GrafTech International Ltd	168,935
9,500	*	Harmonic, Inc	91,675
3,600		Helix Technology Corp	87,300
2,900	*	Hexcel Corp	21,112
3,100	*	Hutchinson Technology,
		Inc	86,986
1,700	*	Inet Technologies, Inc	21,097
2,400	*	Innovex, Inc	16,296
4,700	*	Integrated Silicon Solution,
		Inc	83,378
2,500		Inter-Tel, Inc	75,150
4,600	*	InterVoice, Inc	77,602
2,300	*	IXYS Corp	21,620
11,400	*	Kemet Corp	163,476
9,446	*	Kopin Corp	54,598
13,700	*	Lattice Semiconductor
		Corp	119,601

1,300	*	Lifeline Systems, Inc	$ 24,557
2,600	*	Littelfuse, Inc	96,720
2,375		LSI Industries, Inc	28,880
4,200	*	Mattson Technology, Inc	50,232
1,600	*	Medis Technologies Ltd	21,200
2,800	*	Mercury Computer Systems,
		Inc	71,400
4,400		Methode Electronics, Inc	56,760
1,000	*	Metrologic Instruments,
		Inc	23,400
7,600	*	Micrel, Inc	101,460
7,800	*	Microsemi Corp	106,704
3,000	*	Monolithic System
		Technology, Inc	40,170
3,450	*	Moog, Inc (Class A)	117,714
14,000	*	MRV Communications, Inc	46,620
4,400	*	Mykrolis Corp	62,744
700		National Presto Industries,
		Inc	27,132
6,400	*	Omnivision Technologies,
		Inc	174,784
5,400	*	ON Semiconductor Corp	40,716
8,600	*	Openwave Systems, Inc	114,724
14,700	*	Oplink Communications,
		Inc	36,897
2,130	*	Optical Communication
		Products, Inc	7,008
1,700	*	OSI Systems, Inc	34,000
2,300		Park Electrochemical Corp	58,190
3,800	*	Pemstar, Inc	13,870
2,800	*	Pericom Semiconductor
		Corp	32,144
3,800	*	Photronics, Inc	67,412
4,682	*	Pixelworks, Inc	80,203
5,400	*	Plantronics, Inc	197,694
5,400	*	Plexus Corp	96,066
3,900	*	Plug Power, Inc	30,108
900	*	Powell Industries, Inc	15,984
3,503	*	Power Integrations, Inc	102,743
8,600	*	Power-One, Inc	95,116
8,966	*	Powerwave Technologies,
		Inc	69,935
16,600	*	Proxim Corp (Class A)	29,382
900		Raven Industries, Inc	27,540
4,400	*	Rayovac Corp	125,840
81	*	Read-Rite Corp	2
3,100		Regal-Beloit Corp	61,938
7,760	*	Remec, Inc	58,976
23,200	*	RF Micro Devices, Inc	196,272
900		Richardson Electronics Ltd	10,899
2,100	*	Rogers Corp	112,077
6,200	*	SBA Communications Corp	24,056

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 232

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
2,000	*	SBS Technologies, Inc	$ 30,920
3,200	*	Seachange International,
		Inc	48,960
7,800	*	Semtech Corp	178,074
9,400	*	Silicon Image, Inc	96,820
10,700	*	Silicon Storage Technology,
		Inc	138,458
800	*	Siliconix, Inc	37,304
3,300	*	Sipex Corp	20,790
20,152	*	Skyworks Solutions, Inc	234,972
2,200		Smith (A.O.) Corp	63,690
29,100	*	Sonus Networks, Inc	107,961
2,100		Spectralink Corp	35,763
1,800	*	Standard Microsystems
		Corp	47,952
1,700	*	Stoneridge, Inc	24,514
11,158	*	Stratex Networks, Inc	53,001
7,300	*	Superconductor
		Technologies	16,790
1,200	*	Supertex, Inc	20,016
22,100	*	Sycamore Networks, Inc	90,168
5,400	*	Symmetricom, Inc	48,438
2,200	*	Synaptics, Inc	38,588
5,300	*	Technitrol, Inc	99,640
6,800	*	Tekelec	112,812
8,800	*	Terayon Communication
		Systems, Inc	30,096
5,700		Thomas & Betts Corp	124,374
2,900	*	Three-Five Systems, Inc	18,995
1,800	*	Tollgrade Communications,
		Inc	28,728
15,500	*	Transmeta Corp	61,380
17,903	*	Triquint Semiconductor, Inc	130,692
2,600	*	TTM Technologies, Inc	32,032
4,528		Turnstone Systems, Inc	557
1,500	*	Ulticom, Inc	15,390
2,200	*	Universal Display Corp	28,226
1,805	*	Universal Electronics, Inc	23,826
7,200	*	Valence Technology, Inc	32,040
4,100	*	Varian Semiconductor
		Equipment Associates,
		Inc	172,200
15,700	*	Verso Technologies, Inc	26,219
2,800	*	Viasat, Inc	69,664
2,500	*	Vicor Corp	30,675
1,700	*	Virage Logic Corp	15,722
27,700	*	Vitesse Semiconductor
		Corp	196,393
5,800	*	Westell Technologies, Inc	42,340
2,800	*	White Electronic Designs
		Corp	21,420

2,700	*	Wilson Greatbatch
		Technologies, Inc	$ 97,956
1,290		Woodhead Industries, Inc	19,350
3,600	*	Xicor, Inc	54,792
5,250	*	Zhone Technologies, Inc	20,423

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	9,580,237

ENGINEERING AND MANAGEMENT SERVICES—3.17%
1,800	*	aaiPharma, Inc	11,934
1,300	*	Advisory Board Co	47,515
2,600	*	Antigenics, Inc	27,716
9,700	*	Applera Corp (Celera
		Genomics Group)	140,747
5,500	*	Ariad Pharmaceuticals, Inc	52,030
10,500	*	Century Business Services,
		Inc	51,555
1,105	*	Charles River Associates,
		Inc	36,229
3,100	*	Ciphergen Biosystems,
		Inc	25,823
1,712	*	Cornell Cos, Inc	19,808
4,800	*	Corrections Corp of
		America	170,880
8,300	*	Covance, Inc	285,852
5,780	*	CuraGen Corp	36,067
3,800	*	CV Therapeutics, Inc	57,494
6,200	*	Decode Genetics, Inc	65,720
62	*	Deltagen, Inc	5
2,100	*	Digitas, Inc	21,609
2,600	*	Diversa Corp	23,036
3,600	*	eResearch Technology, Inc	100,980
2,645	*	Exact Sciences Corp	20,552
6,500	*	Exelixis, Inc	55,575
4,500	*	Exult, Inc	28,035
2,534	*	First Consulting Group, Inc	15,863
1,900	*	Forrester Research, Inc	36,005
5,500	*	FTI Consulting, Inc	91,630
10,400	*	Gartner, Inc (Class A)	121,160
4,200	*	Gene Logic, Inc	21,210
1,100	*	Genencor International,
		Inc	14,641
6,400	*	Gen-Probe, Inc	213,824
9,700	*	Incyte Corp	80,607
2,716	*	Kosan Biosciences, Inc	28,708
1,100		Landauer, Inc	46,200
5,100	*	Lexicon Genetics, Inc	31,977
2,900	*	Luminex Corp	26,245
2,200	*	MAXIMUS, Inc	77,000
3,000	*	Maxygen, Inc	28,470
1,000	*	MTC Technologies, Inc	25,110

233 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
3,700	*	Myriad Genetics, Inc	$ 60,014
6,100	*	Navigant Consulting, Inc	123,403
2,100	*	Neopharm, Inc	39,411
1,100	*	Newtek Business Services,
		Inc	5,720
3,400	*	Parexel International Corp	60,758
3,700	*	Per-Se Technologies, Inc	41,440
3,200	*	Pharmacopeia, Inc	64,384
5,400	*	PRG-Schultz International,
		Inc	23,760
3,100	*	Regeneration Technologies,
		Inc	35,185
4,600	*	Regeneron
		Pharmaceuticals, Inc	62,468
4,200	*	Repligen Corp	12,642
1,300	*	Research Frontiers, Inc	12,636
2,700	*	Resources Connection, Inc	119,121
7,500	*	Savient Pharmaceuticals,
		Inc	28,350
5,200	*	Seattle Genetics, Inc	43,992
1,000	*	SFBC International, Inc	29,760
2,078	*	Sourcecorp	55,067
3,100	*	Symyx Technologies, Inc	88,784
900	*	Tejon Ranch Co	33,264
5,200	*	Telik, Inc	139,568
6,700	*	Tetra Tech, Inc	143,782
4,000	*	Transkaryotic Therapies,
		Inc	68,640
1,600	*	TRC Cos, Inc	29,936
1,900	*	Trimeris, Inc	28,025
6,528	*	Tularik, Inc	160,262
8,500	*	U.S. Oncology, Inc	125,630
2,300	*	URS Corp	66,194
3,400	*	Washington Group
		International, Inc	124,474
4,600	*	Watson Wyatt & Co
		Holdings	116,104

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	4,080,586

EXECUTIVE, LEGISLATIVE AND GENERAL—0.00%
800	*	Omega Protein Corp	5,816

		TOTAL EXECUTIVE,
		LEGISLATIVE AND
		GENERAL	5,816

FABRICATED METAL PRODUCTS—0.81%
1,600		CIRCOR International, Inc	36,160
22,200	*	Crown Holdings, Inc	206,904
800	*	Drew Industries, Inc	28,064
3,600	*	Griffon Corp	77,760

1,000		Gulf Island Fabrication,
		Inc	$ 20,340
2,200	*	Intermagnetics General
		Corp	58,300
10,100	*	Jacuzzi Brands, Inc	94,738
1,000		Material Sciences Corp	11,000
1,800	*	Mobile Mini, Inc	31,140
2,500	*	NCI Building Systems, Inc	58,650
900	*	Raytech Corp	2,592
8,200	*	Shaw Group, Inc	88,888
1,500	*	Silgan Holdings, Inc	68,595
2,000		Simpson Manufacturing
		Co, Inc	97,900
2,900		Sturm Ruger & Co, Inc	39,179
7,700	*	Tower Automotive, Inc	38,808
2,000		Valmont Industries, Inc	39,960
1,800		Watts Water Technologies,
		Inc (Class A)	42,102

		TOTAL FABRICATED METAL
		PRODUCTS	1,041,080

FOOD AND KINDRED PRODUCTS—1.05%
2,000		American Italian Pasta
		Co (Class A)	79,860
1,000	*	Boston Beer Co, Inc
		(Class A)	18,420
500		Coca-Cola Bottling Co
		Consolidated	25,525
4,900		Corn Products
		International, Inc	196,000
7,300	*	Darling International, Inc	24,820
100		Farmer Brothers Co	36,000
4,099		Flowers Foods, Inc	107,558
12,300	*	Hercules, Inc	141,204
2,300	*	International Multifoods
		Corp	56,856
6,000	*	Interstate Bakeries Corp	68,220
900	*	J & J Snack Foods Corp	40,662
3,300		Lance, Inc	54,087
1,400	*	M&F Worldwide Corp	19,166
1,000		National Beverage Corp	9,520
1,400	*	Peets Coffee & Tea, Inc	29,820
3,300		Pilgrim’s Pride Corp	74,019
3,900	*	Ralcorp Holdings, Inc	118,677
1,000		Riviana Foods, Inc	27,900
1,200	*	Robert Mondavi Corp
		(Class A)	45,372
1,050		Sanderson Farms, Inc	38,566
5,400		Sensient Technologies
		Corp	100,818
4,100		Topps Co, Inc	39,155

		TOTAL FOOD AND KINDRED
		PRODUCTS	1,352,225

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 234

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

FOOD STORES—0.36%
3,300	*	7-Eleven, Inc	$ 50,061
200		Arden Group, Inc (Class A)	15,100
1,900	*	Great Atlantic & Pacific
		Tea Co, Inc	14,706
1,200		Ingles Markets, Inc
		(Class A)	12,848
3,700	*	Panera Bread Co (Class A)	144,004
700	*	Pantry, Inc	13,944
3,500	*	Pathmark Stores, Inc	27,930
13	*	Penn Traffic Co	2
4,300		Ruddick Corp	87,032
1,600		Weis Markets, Inc	54,000
3,300	*	Wild Oats Markets, Inc	39,039

		TOTAL FOOD STORES	458,666

FURNITURE AND FIXTURES—0.16%
1,337		Bassett Furniture
		Industries, Inc	26,513
800		Hooker Furniture Corp	18,592
2,900		Kimball International, Inc
		(Class B)	45,443
3,000	*	Select Comfort Corp	82,770
700		Stanley Furniture Co, Inc	27,181

		TOTAL FURNITURE AND
		FIXTURES	200,499

FURNITURE AND HOMEFURNISHINGS STORES—0.56%
2,900	*	Cost Plus, Inc	121,075
1,800	*	Electronics Boutique
		Holdings Corp	52,848
454	*	EUniverse, Inc	999
2,800	*	Gamestop Corp (Class A)	50,456
1,800	*	Guitar Center, Inc	66,852
2,100		Haverty Furniture Cos, Inc	44,688
2,700	*	Intertan, Inc	37,719
1,400	*	Kirkland’s, Inc	22,862
6,000	*	Linens ‘n Things, Inc	212,460
2,700	*	Restoration Hardware, Inc	13,419
900	*	Rex Stores Corp	14,166
4,400	*	The Bombay Co, Inc	34,540
1,800	*	Trans World Entertainment
		Corp	17,064
2,800	*	Tweeter Home
		Entertainment Group,
		Inc	26,432
1,500	*	Ultimate Electronics, Inc	9,795

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	725,375

GENERAL BUILDING CONTRACTORS—0.78%
1,800		Beazer Homes U.S.A., Inc	$ 190,638
2,160		Brookfield Homes Corp	75,794
506	*	Dominion Homes, Inc	19,253
1,425	*	Levitt Corp (Class A)	34,912
1,400		M/I Homes, Inc	66,192
1,200	*	Meritage Corp	89,100
2,300	*	Palm Harbor Homes, Inc	48,208
2,200	*	Perini Corp	34,650
4,600		Standard-Pacific Corp	276,000
384	*	Technical Olympic U.S.A.,
		Inc	12,288
3,900		Walter Industries, Inc	46,566
2,300	*	WCI Communities, Inc	57,569
578	*	William Lyon Homes, Inc	53,870

		TOTAL GENERAL BUILDING
		CONTRACTORS	1,005,040

GENERAL MERCHANDISE STORES—0.64%
9,400	*	BJ’s Wholesale Club, Inc	239,230
1,650	*	Brookstone, Inc	45,392
5,800		Casey’s General Stores, Inc	96,280
8,300		Dillard’s, Inc (Class A)	159,028
5,200		Fred’s, Inc	126,204
3,800	*	ShopKo Stores, Inc	55,556
2,790	*	Stein Mart, Inc	38,502
1,800	*	Tuesday Morning Corp	62,028

		TOTAL GENERAL
		MERCHANDISE STORES	822,220

HEALTH SERVICES—1.72%
6,500	*	Accredo Health, Inc	247,650
3,600	*	American Healthways, Inc	87,912
3,600	*	Amsurg Corp	81,756
12,100	*	Beverly Enterprises, Inc	77,440
1,700	*	Chronimed, Inc	13,209
900	*	Corvel Corp	32,580
2,700	*	Cross Country Healthcare,
		Inc	44,955
2,200	*	CryoLife, Inc	13,090
1,400	*	Curative Health Services,
		Inc	18,760
794	*	Dynacq Healthcare, Inc	4,192
2,962	*	Enzo Biochem, Inc	49,850
1,600	*	Genesis HealthCare Corp	38,960
3,300	*	Gentiva Health Services,
		Inc	51,117
7,400		Hooper Holmes, Inc	46,176
800	*	IMPAC Medical Systems,
		Inc	18,000
4,000	*	Inveresk Research Group,
		Inc	113,680
1,600	*	Kindred Healthcare, Inc	80,480

235 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

HEALTH SERVICES—(Continued)
1,200	*	LabOne, Inc	$ 36,480
5,000	*	LifePoint Hospitals, Inc	161,700
1,300	*	Matria Healthcare, Inc	32,916
2,900	*	MIM Corp	22,060
900	*	National Healthcare Corp	23,400
3,600	*	NeighborCare, Inc	87,300
4,400	*	Odyssey HealthCare, Inc	82,940
1,700	*	Option Care, Inc	19,363
6,800	*	Orthodontic Centers of
		America, Inc	53,720
3,200	*	Pediatrix Medical Group,
		Inc	201,600
6,200	*	Province Healthcare Co	98,580
2,100	*	RehabCare Group, Inc	41,748
6,700		Select Medical Corp	111,890
900	*	Specialty Laboratories,
		Inc	9,720
2,000	*	Sunrise Senior Living, Inc	71,700
1,600	*	U.S. Physical Therapy, Inc	22,080
2,300	*	United Surgical Partners
		International, Inc	78,062
1,500	*	VistaCare, Inc (Class A)	40,530

		TOTAL HEALTH SERVICES	2,215,596

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.12%
4,300		Granite Construction, Inc	102,211
3,000	*	Insituform Technologies,
		Inc (Class A)	46,890

		TOTAL HEAVY
		CONSTRUCTION, EXCEPT
		BUILDING	149,101

HOLDING AND OTHER INVESTMENT OFFICES—9.31%
2,300		AMLI Residential Properties
		Trust	64,975
2,100		Acadia Realty Trust	29,631
1,300		Alabama National Bancorp	72,176
300	*	Alexander’s, Inc	48,000
2,800		Alexandria Real Estate
		Equities, Inc	176,400
1,800		Allegiant Bancorp, Inc	52,938
3,300		Amcore Financial, Inc	98,307
2,530		American Home Mortgage
		Investment Corp	72,864
700		American Land Lease, Inc	14,301
1,100		American Mortgage
		Acceptance Co	19,855
300	*	American Realty Investors,
		Inc	2,883
6,274		Anthracite Capital, Inc	79,868
5,400		Anworth Mortgage Asset

		Corp	$ 75,384
2,200		Associated Estates Realty
		Corp	20,174
500		BRT Realty Trust	11,930
1,800		Bedford Property Investors	54,846
2,331	*	Boykin Lodging Co	21,632
3,400		Brandywine Realty Trust	103,870
7,700		Brookline Bancorp, Inc	122,815
3,500		Capital Automotive REIT	123,585
1,200		Capitol Bancorp Ltd	32,520
1,400		Capstead Mortgage Corp	25,830
900		Cherokee, Inc	21,113
2,400		Colonial Properties Trust	97,920
6,078		Commercial Net Lease
		Realty, Inc	120,040
1,320		Community Banks, Inc	41,131
5,000		Community First
		Bankshares, Inc	160,700
1,500		Connecticut Bancshares,
		Inc	77,940
7,700		Cornerstone Realty Income
		Trust, Inc	71,995
3,800		Corporate Office
		Properties Trust	95,000
1,400		Correctional Properties
		Trust	43,120
1,700	*	Criimi MAE, Inc	18,955
2,500		Eastgroup Properties, Inc	88,750
2,600		Entertainment Properties
		Trust	106,366
5,400		Equity Inns, Inc	49,680
3,900		Equity One, Inc	74,958
2,500		Essex Property Trust, Inc	163,750
6,700	*	FelCor Lodging Trust, Inc	69,814
600		First Defiance Financial
		Corp	16,716
5,400		First Industrial Realty
		Trust, Inc	213,300
1,600		First Indiana Corp	32,240
10,402		First Niagara Financial
		Group, Inc	141,987
1,571		First Place Financial Corp	28,498
1,600	*	4Kids Entertainment, Inc	35,792
8,100		Fremont General Corp	247,860
3,700		Gables Residential Trust	134,125
1,260		German American
		Bancorp	21,483
1,200		Gladstone Capital Corp	26,988
2,300		Glenborough Realty Trust,
		Inc	51,405
4,000		Glimcher Realty Trust	108,400
2,000		Great Lakes REIT	30,960

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 236

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
7,000		Greater Bay Bancorp	$ 204,750
1,500	*	Hawthorne Financial Corp	65,985
6,608		Health Care REIT, Inc	268,285
2,800		Heritage Property
		Investment Trust	87,080
7,100		Highwoods Properties, Inc	186,091
3,881		Home Properties, Inc	158,151
8,300		IMPAC Mortgage
		Holdings, Inc	225,760
3,700		Innkeepers U.S.A. Trust	33,818
4,900		Investors Real Estate
		Trust	48,118
17,332		iShares Russell 2000
		Index Fund	2,038,243
2,800		Keystone Property Trust	68,068
3,495		Kilroy Realty Corp	124,072
2,600		Koger Equity, Inc	61,022
2,900		Kramont Realty Trust	54,810
1,829		LTC Properties, Inc	33,123
21,600	*	La Quinta Corp	162,864
3,000		LaSalle Hotel Properties	70,800
4,700		Lexington Corporate
		Properties Trust	102,413
2,300	*	Local Financial Corp	50,140
8,800		MFA Mortgage Investments,
		Inc	88,880
1,900		Manufactured Home
		Communities, Inc	67,070
500		MASSBANK Corp	19,885
7,700	*	Meristar Hospitality Corp	53,515
2,200		Mid-America Apartment
		Communities, Inc	81,686
2,100		Mission West Properties,
		Inc	27,825
900		National Health Realty,
		Inc	16,812
3,007		National Health Investors,
		Inc	92,616
8,900		Nationwide Health
		Properties, Inc	198,203
4,100		Newcastle Investment Corp	138,170
3,000		Novastar Financial, Inc	197,850
2,579		Omega Healthcare
		Investors, Inc	28,034
1,870		Oriental Financial Group,
		Inc	59,559
1,800		PS Business Parks, Inc	83,430
1,400		Parkway Properties, Inc	65,450
3,920		Pennsylvania Real Estate
		Investment Trust	147,627
4,200		Post Properties, Inc	120,960

4,500		Prentiss Properties Trust	$ 166,050
725	*	Price Legacy Corp	12,361
900		PrivateBancorp, Inc	46,422
1,900		Prosperity Bancshares, Inc	44,764
700		Quaker City Bancorp, Inc	38,080
3,000		RAIT Investment Trust	88,650
1,500		Ramco-Gershenson
		Properties	42,300
6,700		Reckson Associates
		Realty Corp	188,538
1,935		Redwood Trust, Inc	120,299
4,300		SL Green Realty Corp	205,110
1,900		Sandy Spring Bancorp, Inc	68,932
1,500		Saul Centers, Inc	45,825
6,700		Senior Housing Properties
		Trust	130,650
1,600		Sizeler Property Investors	18,624
1,900		Sovran Self Storage, Inc	79,363
1,500		Suffolk Bancorp	51,375
3,700		Summit Properties, Inc	88,245
1,800		Sun Communities, Inc	77,076
5,400		Susquehanna Bancshares,
		Inc	138,402
1,200		Tanger Factory Outlet
		Centers, Inc	54,384
5,700		Taubman Centers, Inc	143,469
1,100		Tompkins Trustco, Inc	50,050
2,000		Town & Country Trust	54,400
300	*	Transcontinental Realty
		Investors, Inc	4,353
3,018		U.S. Restaurant Properties,
		Inc	56,557
800		United Mobile Homes, Inc	12,888
1,500		Universal Health Realty
		Income Trust	50,550
2,900		Urstadt Biddle Properties,
		Inc (Class A)	47,850
9,900		Ventas, Inc	272,052
5,200		Washington Real Estate
		Investment Trust	168,740
3,990		Waypoint Financial Corp	107,012
616		Westfield Financial, Inc	15,166
2,871		Winston Hotels, Inc	30,260
45		MI Development, Inc
		(Class A)	1,260

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	11,966,992

HOTELS AND OTHER LODGING PLACES—0.54%
1,500		Ameristar Casinos, Inc	50,624

237 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES—(Continued)
3,400	*	Boca Resorts, Inc
		(Class A)	$ 59,330
4,200		Boyd Gaming Corp	96,138
2,600		Choice Hotels
		International, Inc	116,324
9,700		Extended Stay America,
		Inc	187,889
2,500		Marcus Corp	43,375
3,800	*	Pinnacle Entertainment,
		Inc	52,440
4,900	*	Prime Hospitality Corp	55,762
2,500	*	Vail Resorts, Inc	39,400

		TOTAL HOTELS AND OTHER
		LODGING PLACES	701,282

INDUSTRIAL MACHINERY AND EQUIPMENT—5.00%
1,200	*	Aaon, Inc	23,748
2,800	*	Actuant Corp	109,844
14,200	*	Adaptec, Inc	124,392
8,300	*	Advanced Digital
		Information Corp	94,454
700		Alamo Group, Inc	12,173
600		Ampco-Pittsburgh Corp	7,746
2,000	*	Astec Industries, Inc	32,220
900	*	ASV, Inc	27,360
6,208	*	Asyst Technologies, Inc	51,092
13,300	*	Axcelis Technologies, Inc	147,896
500		BHA Group Holdings, Inc	14,995
2,200		Black Box Corp	117,898
600	*	Blount International, Inc	6,000
2,900		Briggs & Stratton Corp	195,663
5,800	*	Brooks Automation, Inc	121,684
1,400		Cascade Corp	28,420
9,300	*	Cirrus Logic, Inc	70,494
3,500	*	Computer Network
		Technology Corp	28,000
8,400	*	Concurrent Computer Corp	28,980
9,300	*	Cray, Inc	61,659
2,000	*	Cuno, Inc	89,760
4,900	*	Cymer, Inc	189,189
4,800	*	Dot Hill Systems Corp	48,096
787	*	Dril-Quip, Inc	12,938
6,100	*	Electronics For Imaging,
		Inc	149,877
2,350		Engineered Support
		Systems, Inc	114,656
2,800	*	EnPro Industries, Inc	52,976
2,900	*	Esterline Technologies
		Corp	72,065
4,592	*	FalconStor Software, Inc	33,972

1,500	*	Fargo Electronics, Inc	$ 16,950
6,400	*	Flowserve Corp	134,080
2,100	*	Gardner Denver, Inc	56,868
29,300	*	Gateway, Inc	154,704
800	*	General Binding Corp	13,600
3,200	*	Global Power Equipment
		Group, Inc	26,944
1,000		Gorman-Rupp Co	25,900
1,900	*	Hydril	49,780
3,400	*	Hypercom Corp	26,996
3,700		IDEX Corp	160,876
5,100	*	InFocus Corp	47,685
1,970	*	Interland, Inc	8,136
7,000		Iomega Corp	39,130
5,800		JLG Industries, Inc	82,940
6,400		Joy Global, Inc	179,648
1,600	*	Kadant, Inc	33,360
3,600		Kaydon Corp	99,108
4,500		Kennametal, Inc	185,715
3,672	*	Komag, Inc	67,565
6,600	*	Kulicke & Soffa Industries,
		Inc	77,352
5,900		Lennox International, Inc	109,445
4,300		Lincoln Electric Holdings,
		Inc	121,045
1,600		Lindsay Manufacturing Co	38,528
800		Lufkin Industries, Inc	25,080
3,500		Manitowoc Co, Inc	103,530
376	*	Mestek, Inc	6,760
2,400	*	Micros Systems, Inc	108,360
4,800	*	Milacron, Inc	16,656
3,100		Modine Manufacturing Co	80,786
600		Nacco Industries, Inc
		(Class A)	49,440
3,700		Nordson Corp	138,602
3,500	*	Oil States International,
		Inc	47,040
2,000	*	Omnicell, Inc	39,620
1,300	*	Overland Storage, Inc	22,035
5,066	*	PalmOne, Inc	108,210
3,800	*	Paxar Corp	56,050
1,875	*	Planar Systems, Inc	26,681
4,000	*	Presstek, Inc	43,520
3,200	*	ProQuest Co	93,344
19,100	*	Quantum Corp	70,670
1,400		Robbins & Myers, Inc	30,170
1,295		Sauer-Danfoss, Inc	17,703
954		Schawk, Inc	12,765
6,600	*	Scientific Games Corp
		(Class A)	123,552
2,100	*	Semitool, Inc	26,754
2,400	*	Sigma Designs, Inc	17,208
27,600	*	Silicon Graphics, Inc	70,104

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 238

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
1,283	*	Simpletech, Inc	$ 6,094
1,433		Standex International
		Corp	38,691
3,800		Stewart & Stevenson
		Services, Inc	55,556
1,700	f*	StorageNetworks, Inc	0
9,800	b*	Surebeam Corp (Class A)	108
2,200		Tecumseh Products Co
		(Class A)	92,620
1,210		Tennant Co	48,001
5,900	*	Terex Corp	218,123
1,300		Thomas Industries, Inc	40,950
3,300		Toro Co	204,600
2,700	*	Ultratech, Inc	62,937
6,300	*	UNOVA, Inc	136,143
3,100	*	Veeco Instruments, Inc	86,955
1,200		Woodward Governor Co	76,488
5,400		York International Corp	212,274

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	6,438,782

INSTRUMENTS AND RELATED PRODUCTS—5.90%
3,400	*	Aclara BioSciences, Inc	13,328
2,500	*	Advanced Neuromodulation
		Systems, Inc	90,225
4,000	*	Aksys Ltd	25,960
2,400	*	Alaris Medical Systems, Inc	44,760
6,000	*	Align Technology, Inc	114,060
2,700	*	American Medical Systems
		Holdings, Inc	71,550
1,100		Analogic Corp	50,039
3,100		Arrow International, Inc	92,659
2,400	*	Arthrocare Corp	55,464
1,300	*	Aspect Medical Systems,
		Inc	19,370
1,500		BEI Technologies, Inc	33,690
2,500	*	Biolase Technology, Inc	43,775
2,731	*	Bruker BioSciences Corp	13,682
2,200	*	Candela Corp	30,162
900	*	Cantel Medical Corp	16,101
6,700	*	Cardiac Science, Inc	29,279
4,300	*	Cardiodynamics
		International Corp	27,176
4,835	*	Cepheid, Inc	45,014
2,163	*	Cerus Corp	7,203
1,800	*	Cholestech Corp	15,840
900	*	Closure Medical Corp	24,750
4,500		Cognex Corp	149,625
3,900	*	Coherent, Inc	102,531

2,800		Cohu, Inc	$ 52,220
1,600	*	Cole National Corp	35,312
2,400	*	Conceptus, Inc	28,608
3,600	*	Concord Camera Corp	22,608
3,900	*	Conmed Corp	115,206
4,500		Cooper Cos, Inc	243,000
8,500	*	Credence Systems Corp	100,980
3,300	*	CTI Molecular Imaging, Inc	48,147
2,700	*	Cyberonics, Inc	64,692
15,100	*	Cytyc Corp	335,975
1,500		Datascope Corp	52,710
2,300	*	Dionex Corp	121,440
1,106	*	DJ Orthopedics, Inc	28,590
3,263	*	DRS Technologies, Inc	91,299
2,000		EDO Corp	48,160
1,600	*	ESCO Technologies, Inc	73,792
800	*	Exactech, Inc	14,720
1,200	*	Excel Technology, Inc	37,740
3,200	*	FEI Co	69,920
4,400	*	Flir Systems, Inc	167,728
3,200	*	Fossil, Inc	106,720
2,100	*	Haemonetics Corp	66,045
2,900	*	Hanger Orthopedic Group,
		Inc	52,345
1,600	*	Herley Industries, Inc	30,208
2,600	*	Hologic, Inc	52,650
1,400	*	ICU Medical, Inc	42,518
1,447		II-VI, Inc	35,379
3,600	*	Inamed Corp	191,808
5,800	*	Input/Output, Inc	44,950
2,382	*	Integra LifeSciences
		Holding	72,937
2,326	*	Interpore International	33,448
3,699	*	Intuitive Surgical, Inc	62,883
3,500		Invacare Corp	157,990
2,300	*	Invision Technologies, Inc	114,241
2,300	*	Ionics, Inc	65,320
2,700	*	Itron, Inc	50,247
3,100	*	Ixia	33,542
1,600		Keithley Instruments, Inc	33,136
993	*	Kensey Nash Corp	24,477
1,700	*	KVH Industries, Inc	24,497
2,400	*	Kyphon, Inc	57,384
1,800	*	Laserscope	35,604
8,150	*	Lexar Media, Inc	134,964
8,100	*	LTX Corp	122,310
1,100	*	Medical Action Industries,
		Inc	22,484
5,400		Mentor Corp	162,540
3,046	*	Merit Medical Systems,
		Inc	65,915
1,500	*	Micro Therapeutics, Inc	6,300
2,700		Mine Safety Appliances Co	76,572

239 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
3,500	*	MKS Instruments, Inc	$ 84,035
1,800	*	Molecular Devices Corp	33,912
1,000		Movado Group, Inc	29,940
2,793		MTS Systems Corp	77,282
5,200	*	Newport Corp	86,944
2,200	*	Novoste Corp	7,458
3,300		Oakley, Inc	48,972
2,500	*	Ocular Sciences, Inc	72,875
6,200	*	Orbital Sciences Corp	77,686
4,300	*	Orthologic Corp	33,325
2,000	*	Osteotech, Inc	12,900
2,200	*	Photon Dynamics, Inc	71,786
8,200	*	Pinnacle Systems, Inc	74,046
2,100	*	Possis Medical, Inc	59,073
900	*	Retractable Technologies,
		Inc	5,652
1,600	*	Rofin-Sinar Technologies,
		Inc	47,760
4,100		Roper Industries, Inc	197,825
1,600	*	Rudolph Technologies, Inc	29,968
4,000	*	Sola International, Inc	93,000
2,100	*	Sonic Solutions, Inc	39,816
1,900	*	SonoSite, Inc	40,527
2,300	*	Staar Surgical Co	20,631
3,400	*	Star Scientific, Inc	14,042
5,076	*	Sybron Dental Specialties,
		Inc	138,321
1,400	*	Synovis Life Technologies,
		Inc	20,006
715		Sypris Solutions, Inc	12,155
5,500	*	Techne Corp	224,455
3,900	*	Theragenics Corp	20,982
3,300	*	Therasense, Inc	88,968
6,400	*	Thoratec Corp	79,936
6,450	*	Trimble Navigation Ltd	147,899
3,000	*	TriPath Imaging, Inc	27,480
1,400		United Industrial Corp	26,516
4,000	*	Varian, Inc	160,680
1,700	*	Ventana Medical Systems,
		Inc	69,632
4,100	*	Viasys Healthcare, Inc	92,742
5,200	*	Visx, Inc	101,504
1,200	*	Vital Images, Inc	12,048
800		Vital Signs, Inc	26,984
5,000	*	Vivus, Inc	30,350
2,075	*	Wright Medical Group, Inc	63,703
2,700		X-Rite, Inc	40,203
600		Young Innovations, Inc	21,054
1,100	*	Zoll Medical Corp	43,978

2,100	*	Zygo Corp	$ 32,823

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	7,590,378

INSURANCE AGENTS, BROKERS AND SERVICE—0.19%
2,100	*	Clark, Inc	35,700
1,400		Crawford & Co (Class B)	7,112
4,300		Hilb, Rogal & Hamilton Co	163,830
2,900	*	USI Holdings Corp	42,891

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	249,533

INSURANCE CARRIERS—2.54%
3,000		21st Century Insurance
		Group	43,200
4,400		Alfa Corp	59,884
7,200	*	Allmerica Financial Corp	248,760
1,600	*	American Medical Security
		Group, Inc	42,736
1,200	*	American Physicians
		Capital, Inc	25,080
3,200	*	AMERIGROUP Corp	146,240
5,200		AmerUs Group Co	209,820
3,400	*	Argonaut Group, Inc	64,702
1,000		Baldwin & Lyons, Inc
		(Class B)	29,030
2,350	*	Centene Corp	71,886
3,745	*	Citizens, Inc	27,900
2,100	*	CNA Surety Corp	23,205
3,200		Commerce Group, Inc	153,600
3,300		Delphi Financial Group,
		Inc (Class A)	138,666
400		Donegal Group, Inc	8,016
289		EMC Insurance Group, Inc	6,086
400	*	Enstar Group, Inc	18,456
1,500		FBL Financial Group, Inc
		(Class A)	42,150
1,100	*	Financial Industries Corp	14,586
902		Great American Financial
		Resources, Inc	14,216
4,300		Harleysville Group, Inc	80,066
2,000	*	HealthExtras, Inc	22,960
5,300		Horace Mann Educators
		Corp	83,316
404		Independence Holding Co	12,447
1,800		Infinity Property &
		Casualty Corp	56,574
500		Kansas City Life Insurance
		Co	21,395
2,500		Landamerica Financial
		Group, Inc	113,150
1,000		Midland Co	24,950

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 240

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
300	*	National Western Life
		Insurance Co (Class A)	$ 44,337
799	*	Navigators Group, Inc	22,995
300		NYMAGIC, Inc	7,590
7,400	*	Ohio Casualty Corp	147,926
1,200		Penn-America Group, Inc	17,592
2,100	*	Philadelphia Consolidated
		Holding Corp	121,800
12,600		Phoenix Cos, Inc	168,966
806	*	Pico Holdings, Inc	13,243
3,000	*	PMA Capital Corp
		(Class A)	18,210
2,700		Presidential Life Corp	40,446
3,108	*	ProAssurance Corp	108,780
2,400		RLI Corp	92,640
1,300		Safety Insurance Group,
		Inc	24,700
3,700		Selective Insurance Group,
		Inc	129,759
3,100	*	Sierra Health Services, Inc	112,840
1,700		State Auto Financial Corp	43,877
2,400		Stewart Information
		Services Corp	94,320
1,000	*	Triad Guaranty, Inc	52,750
5,100	*	UICI	75,276
1,000		United Fire & Casualty Co	42,269
3,100	*	Universal American
		Financial Corp	37,200
1,200		Zenith National Insurance
		Corp	47,040

		TOTAL INSURANCE
		CARRIERS	3,267,633

JUSTICE, PUBLIC ORDER AND SAFETY—0.03%
1,400	*	Geo Group, Inc	32,200

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	32,200

LEATHER AND LEATHER PRODUCTS—0.29%
2,400		Brown Shoe Co, Inc	87,432
3,200		K-Swiss, Inc (Class A)	78,304
1,882	*	Maxwell Shoe Co, Inc
		(Class A)	42,364
1,300	*	Steven Madden Ltd	25,948
300		Weyco Group, Inc	10,983
5,200		Wolverine World Wide, Inc	125,476

		TOTAL LEATHER AND
		LEATHER PRODUCTS	370,507

LEGAL SERVICES—0.04%
2,100	*	Pre-Paid Legal Services,
		Inc	$ 51,408

		TOTAL LEGAL SERVICES	51,408

LUMBER AND WOOD PRODUCTS—0.21%
700		American Woodmark Corp	46,522
7,100	*	Champion Enterprises, Inc	75,260
1,319		Deltic Timber Corp	46,798
1,000	*	Modtech Holdings, Inc	7,410
800		Skyline Corp	30,856
2,100		Universal Forest Products,
		Inc	64,806

		TOTAL LUMBER AND WOOD
		PRODUCTS	271,652

METAL MINING—0.42%
1,300	*	Cleveland-Cliffs, Inc	85,059
27,900	*	Coeur D’alene Mines Corp	195,300
15,799	*	Hecla Mining Co	132,870
2,200		Royal Gold, Inc	38,962
5,855	*	Stillwater Mining Co	91,924

		TOTAL METAL MINING	544,115

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.64%
8,900		Callaway Golf Co	168,922
1,927	*	Daktronics, Inc	43,492
11,341	*	Identix, Inc	65,540
3,200	*	Jakks Pacific, Inc	48,000
4,000	*	K2, Inc	64,120
1,900	*	Lydall, Inc	19,380
3,712		Nautilus Group, Inc	58,464
2,100	*	Oneida Ltd	5,145
1,300		Penn Engineering &
		Manufacturing Corp	22,061
1,800	*	RC2 Corp	49,500
1,200		Russ Berrie & Co, Inc	42,000
2,200	*	Shuffle Master, Inc	102,278
600	*	Steinway Musical
		Instruments, Inc	19,230
4,100	*	Yankee Candle Co, Inc	113,078

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	821,210

MISCELLANEOUS RETAIL—1.24%
1,700	*	AC Moore Arts & Crafts,
		Inc	45,900
4,646	*	Alloy, Inc	22,301
1,700	*	Big 5 Sporting Goods Corp	42,925
900		Blair Corp	23,985
1,400	*	Blue Rhino Corp	23,716
3,800		Cash America International,
		Inc	87,590

241 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS RETAIL—(Continued)
1,600	*	Coldwater Creek, Inc	$ 34,112
1,800	*	Dick’s Sporting Goods, Inc	104,652
4,200	*	Drugstore.com, Inc	22,596
2,800	*	Duane Reade, Inc	47,432
50	*	FAO, Inc	4
800	*	Finlay Enterprises, Inc	14,408
2,800		Friedman’s, Inc (Class A)	16,240
900	*	Galyans Trading Co, Inc	9,054
1,900		Hancock Fabrics, Inc	30,191
1,500	*	Hibbett Sporting Goods,
		Inc	57,210
2,300	*	Jill (J.) Group, Inc	47,196
2,300	*	Jo-Ann Stores, Inc	64,515
4,000		Longs Drug Stores Corp	75,320
2,500	*	1-800-Flowers.com, Inc
		(Class A)	23,925
1,200	*	Overstock.com, Inc	37,056
900	*	PC Connection, Inc	7,101
1,500	*	Party City Corp	22,335
4,800	*	Petco Animal Supplies, Inc	135,264
2,799	*	Priceline.com, Inc	75,461
1,300	*	Sharper Image Corp	42,354
2,691	*	Sports Authority, Inc	107,855
4,800		Stamps.com, Inc	28,752
4,700	*	Summit America Television,
		Inc	18,988
1,300	*	Systemax, Inc	6,864
2,300	*	Valuevision International,
		Inc (Class A)	35,305
1,480	*	Whitehall Jewellers, Inc	13,527
1,291		World Fuel Services Corp	47,418
3,560	*	Zale Corp	219,118

		TOTAL MISCELLANEOUS
		RETAIL	1,590,670

MOTION PICTURES—0.41%
4,100	*	AMC Entertainment, Inc	62,935
4,054	*	Avid Technology, Inc	187,011
200	*	Carmike Cinemas, Inc	7,454
7,200	*	Hollywood Entertainment
		Corp	97,632
3,200		Movie Gallery, Inc	62,688
2,900	*	NetFlix, Inc	98,948
1,800	*	Reading International, Inc	12,330

		TOTAL MOTION PICTURES	528,998

NONDEPOSITORY INSTITUTIONS—0.82%
1,300	*	Accredited Home Lenders
		Holding Co	51,220
2,722		Advanta Corp (Class A)	45,621
5,376		CharterMac	133,217
1,800	*	CompuCredit Corp	38,052
1,800	*	Credit Acceptance Corp	34,182

1,700	b*	DVI, Inc	$ 93
6,000	*	E-Loan, Inc	18,660
1,200	*	Federal Agricultural
		Mortgage Corp
		(Class C)	31,452
1,900	*	Financial Federal Corp	63,517
3,600		MCG Capital Corp	72,684
1,800		Medallion Financial Corp	15,570
3,800	*	Metris Cos, Inc	30,552
3,850		New Century Financial
		Corp	186,956
3,800	*	Saxon Capital, Inc	107,958
500	*	United PanAm Financial
		Corp	7,995
2,200		Westcorp	96,954
1,700	*	WFS Financial, Inc	73,644
2,200	*	World Acceptance Corp	42,922

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,051,249

NONMETALLIC MINERALS, EXCEPT FUELS—0.03%
2,549		Amcol International Corp	44,480

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	44,480

OIL AND GAS EXTRACTION—3.13%
1,100	*	Atwood Oceanics, Inc	39,149
2,200		Berry Petroleum Co
		(Class A)	60,016
3,400		Cabot Oil & Gas Corp
		(Class A)	103,904
4,700	*	Cal Dive International, Inc	121,401
5,600	*	Cimarex Energy Co	161,840
500	*	Clayton Williams Energy,
		Inc	17,350
4,100	*	Comstock Resources, Inc	81,467
4,500	*	Denbury Resources, Inc	75,870
1,200	*	Encore Acquisition Co	33,240
2,900	*	Energy Partners Ltd	38,715
5,800	*	Evergreen Resources, Inc	199,230
6,100	*	Forest Oil Corp	154,025
9,400	*	Global Industries Ltd	54,990
22,200	*	Grey Wolf, Inc	91,908
6,900	*	Hanover Compressor Co	83,421
4,672	*	Harvest Natural Resources,
		Inc	68,258
3,500	*	Horizon Offshore, Inc	10,605
2,000	*	Houston Exploration Co	89,460
5,700	*	KCS Energy, Inc	60,990
8,900	*	Magnum Hunter Resources,
		Inc	90,246
1,600	*	McMoRan Exploration Co	23,680

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 242

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
5,600	*	Meridian Resource Corp	$ 33,712
9,600	*	Newpark Resources, Inc	49,920
2,400	*	Nuevo Energy Co	78,144
3,000	*	Oceaneering International,
		Inc	91,350
11,600	*	Parker Drilling Co	48,372
8,200		Patina Oil & Gas Corp	215,250
1,000		Penn Virginia Corp	60,600
2,100	*	Petroleum Development
		Corp	60,165
5,200	*	Plains Exploration &
		Production Co	96,928
1,200	*	Prima Energy Corp	41,460
1,800	*	Quicksilver Resources, Inc	69,768
7,100		Range Resources Corp	86,123
2,800	*	Remington Oil & Gas Corp	55,300
1,300		RPC, Inc	14,482
2,300	*	Seacor Smit, Inc	94,484
4,800	*	Southwestern Energy Co	115,776
3,300	*	Spinnaker Exploration Co	118,536
3,700		St. Mary Land &
		Exploration Co	123,691
3,200	*	Stone Energy Corp	158,272
6,288	*	Superior Energy Services,
		Inc	63,383
3,400	*	Swift Energy Co	64,090
2,700	*	Tetra Technologies, Inc	70,551
4,900	*	Tom Brown, Inc	184,240
2,300	*	Transmontaigne, Inc	14,030
5,000	*	Unit Corp	137,100
4,229	*	Veritas DGC, Inc	87,540
6,484		Vintage Petroleum, Inc	95,055
3,000	*	W-H Energy Services, Inc	43,410

		TOTAL OIL AND GAS
		EXTRACTION	4,031,497

PAPER AND ALLIED PRODUCTS—0.56%
778		Boise Cascade Corp	26,958
3,560	*	Buckeye Technologies, Inc	36,882
3,546	*	Caraustar Industries, Inc	41,311
1,922		Chesapeake Corp	45,878
3,900		Glatfelter	43,836
1,500	*	Graphic Packaging Corp	7,350
1,900		Greif, Inc (Class A)	66,386
6,700	*	Longview Fibre Co	74,772
4,100	*	Playtex Products, Inc	28,331
2,024		Pope & Talbot, Inc	34,793
3,400		Potlatch Corp	138,550
3,200		Rock-Tenn Co (Class A)	46,144
2,000		Schweitzer-Mauduit
		International, Inc	64,600
4,800		Wausau-Mosinee Paper

		Corp	$ 67,632

		TOTAL PAPER AND
		ALLIED PRODUCTS	723,423

PERSONAL SERVICES—0.21%
5,016	*	Alderwoods Group, Inc	52,166
1,200		Angelica Corp	27,396
1	*	Cadiz, Inc	7
2,882	*	Coinstar, Inc	45,737
1,100		CPI Corp	20,933
2,300		G & K Services, Inc
		(Class A)	85,606
1,200		Unifirst Corp	33,096

		TOTAL PERSONAL
		SERVICES	264,941

PETROLEUM AND COAL PRODUCTS—0.40%
2,600		ElkCorp	70,434
3,400		Frontier Oil Corp	65,892
4,200	*	Headwaters, Inc	107,604
1,311		Holly Corp	41,768
7,700	*	Tesoro Petroleum Corp	144,683
2,500		WD-40 Co	87,500

		TOTAL PETROLEUM AND
		COAL PRODUCTS	517,881

PRIMARY METAL INDUSTRIES—1.73%
13,200	*	AK Steel Holding Corp	77,484
10,900		Allegheny Technologies, Inc	131,890
19,867	*	Andrew Corp	347,673
3,000		Belden, Inc	56,910
1,800	*	Brush Engineered
		Materials, Inc	36,486
5,500	*	Cable Design
		Technologies Corp	52,140
2,700		Carpenter Technology
		Corp	88,776
1,700	*	Century Aluminum Co	47,991
6,900	*	CommScope, Inc	114,885
2,300		Curtiss-Wright Corp	107,801
1,400	*	Encore Wire Corp	52,150
5,200	*	General Cable Corp	38,376
1,500		Gibraltar Steel Corp	36,870
2,400	*	Liquidmetal Technologies,
		Inc	7,656
3,400	*	Lone Star Technologies,
		Inc	60,078
3,774		Matthews International
		Corp (Class A)	125,297
5,600	*	Maverick Tube Corp	131,880
4,600		Mueller Industries, Inc	156,354
1,403		NN, Inc	16,373

243 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—(Continued)
1,900	*	NS Group, Inc	$ 24,700
2,200		Quanex Corp	93,478
2,500	*	RTI International Metals,
		Inc	39,575
2,847		Ryerson Tull, Inc	37,267
1,956		Schnitzer Steel Industries,
		Inc (Class A)	62,709
5,100	*	Steel Dynamics, Inc	126,378
2,800		Texas Industries, Inc	101,220
4,000		Tredegar Corp	58,520

		TOTAL PRIMARY METAL
		INDUSTRIES	2,230,917

PRINTING AND PUBLISHING—0.90%
8,200	*	American Greetings
		Corp (Class A)	186,714
3,100		Banta Corp	143,499
4,400		Bowne & Co, Inc	75,240
1,500	*	Consolidated Graphics, Inc	57,675
750		Courier Corp	33,562
600		CSS Industries, Inc	19,950
2,200		Ennis Business Forms, Inc	36,828
3,700		Harland (John H.) Co	115,144
5,700		Hollinger International, Inc	112,860
1,700	*	Information Holdings, Inc	35,054
4,300	*	Journal Register Co	89,870
4,200	*	Mail-Well, Inc	18,774
1,600	*	Martha Stewart Living
		Omnimedia, Inc
		(Class A)	17,600
1,300		New England Business
		Services, Inc	44,005
1,900	*	Playboy Enterprises, Inc
		(Class B)	26,638
19,700	*	Primedia, Inc	53,190
700		Pulitzer, Inc	33,775
5		R.R. Donnelley & Sons Co	151
1,600		Standard Register Co	25,648
1,088		Thomas Nelson, Inc	29,615

		TOTAL PRINTING AND
		PUBLISHING	1,155,792

RAILROAD TRANSPORTATION—0.19%
1,900		Florida East Coast
		Industries	68,058
2,400	*	Genesee & Wyoming, Inc
		(Class A)	59,280
8,200	*	Kansas City Southern
		Industries, Inc	113,980

		TOTAL RAILROAD
		TRANSPORTATION	241,318

REAL ESTATE—0.27%
700	*	Avatar Holdings, Inc	$ 26,243
700		Consolidated-Tomoka
		Land Co	25,984
4,100	*	Jones Lang LaSalle, Inc	105,411
400	*	Orleans Homebuilders,
		Inc	9,620
13,077	*	Stewart Enterprises, Inc
		(Class A)	95,070
1,000	*	Tarragon Realty Investors,
		Inc	14,250
4,000	*	Trammell Crow Co	56,120
400		United Capital Corp	8,752

		TOTAL REAL ESTATE	341,450

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.82%
2,100	*	Applied Films Corp	58,590
1,600		Bandag, Inc	79,632
8,700		Cooper Tire & Rubber Co	175,305
20,100	*	Goodyear Tire & Rubber Co	171,654
700	*	Gundle/SLT Environmental,
		Inc	12,894
3,600	*	Jarden Corp	127,836
2,475		Myers Industries, Inc	30,443
1,000		Quixote Corp	21,030
3,900		Schulman (A.), Inc	76,635
2,500	*	Skechers U.S.A., Inc
		(Class A)	32,775
3,400		Spartech Corp	84,660
1,000	*	Trex Co, Inc	34,110
6,800		Tupperware Corp	121,108
2,341	*	Vans, Inc	34,647

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	1,061,319

SECURITY AND COMMODITY BROKERS—0.43%
4,200	*	Affiliated Managers Group,
		Inc	229,236
900		First Albany Cos, Inc	12,456
868		Gabelli Asset Management,
		Inc (Class A)	34,963
6,300	*	Investment Technology
		Group, Inc	96,390
9,800	*	Knight Trading Group, Inc	124,068
1,400		Sanders Morris Harris
		Group, Inc	16,758
1,900		SWS Group, Inc	34,029
200		Value Line, Inc	10,546

		TOTAL SECURITY AND
		COMMODITY BROKERS	558,446

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 244

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

SOCIAL SERVICES—0.06%
1,600	*	Bright Horizons Family
		Solutions, Inc	$ 75,456

		TOTAL SOCIAL SERVICES	75,456

SPECIAL TRADE CONTRACTORS—0.37%
6,400	*	Dycom Industries, Inc	169,728
1,800	*	EMCOR Group, Inc	66,060
4,300	*	Integrated Electrical
		Services, Inc	48,332
800	*	John B. Sanfilippo & Son	29,360
2,300	*	Matrix Service Co	31,119
9,900	*	Quanta Services, Inc	70,092
1,308		Roto-Rooter, Inc	66,119

		TOTAL SPECIAL TRADE
		CONTRACTORS	480,810

STONE, CLAY, AND GLASS PRODUCTS—0.42%
880		Ameron International
		Corp	29,682
2,900		Apogee Enterprises, Inc	35,757
2,500	*	Cabot Microelectronics
		Corp	105,600
1,400		CARBO Ceramics, Inc	88,130
2,500		Eagle Materials, Inc	147,125
1,900		Libbey, Inc	49,267
4,900	b*	USG Corp	85,701

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	541,262

TEXTILE MILL PRODUCTS—0.12%
3,500		Albany International
		Corp (Class A)	94,115
300	*	Hampshire Group Ltd	9,144
5,900	*	Interface, Inc (Class A)	46,905

		TOTAL TEXTILE MILL
		PRODUCTS	150,164

TOBACCO PRODUCTS—0.18%
3,500		Universal Corp (Virginia)	177,870
3,150		Vector Group Ltd	53,550

		TOTAL TOBACCO
		PRODUCTS	231,420

TRANSPORTATION BY AIR—0.89%
10,200	*	Airtran Holdings, Inc	121,176
3,200	*	Alaska Air Group, Inc	78,912
4,300	*	America West Holdings
		Corp (Class B)	40,979
21,000	*	AMR Corp	267,330
5,600	*	Atlantic Coast Airlines
		Holdings, Inc	40,712
8,900	*	Continental Airlines, Inc
		(Class B)	111,517

4,100	*	ExpressJet Holdings, Inc	$ 51,004
1,500	*	Forward Air Corp	49,305
4,637	*	Frontier Airlines, Inc	48,318
1,275	*	MAIR Holdings, Inc	11,653
3,500	*	Mesa Air Group, Inc	28,910
8,200	*	Northwest Airlines Corp	82,902
2,500	*	Offshore Logistics, Inc	57,625
500	*	Petroleum Helicopters
		(Vote)	12,350
7,700		Skywest, Inc	148,148
53	*	UAL Corp	78

		TOTAL TRANSPORTATION
		BY AIR	1,150,919

TRANSPORTATION EQUIPMENT—1.63%
4,300	*	AAR Corp	52,804
1,900	*	Aftermarket Technology
		Corp	27,911
2,000		Arctic Cat, Inc	50,980
3,400		Clarcor, Inc	150,110
1,971		Coachmen Industries, Inc	32,876
900	*	Ducommun, Inc	21,033
2,116	*	Dura Automotive Systems,
		Inc	28,122
1,500	*	Fairchild Corp (Class A)	7,470
6,300		Federal Signal Corp	125,055
5,300	*	Fleetwood Enterprises, Inc	65,084
4,100		GenCorp, Inc	44,403
700	*	Greenbrier Cos, Inc	11,823
1,941		Heico Corp	30,454
174		Heico Corp (Class A)	2,142
2,864		Kaman Corp (Class A)	42,760
91		Magna International, Inc
		(Class A)	7,207
1,200		Marine Products Corp	16,788
3,500		Monaco Coach Corp	93,800
4,100		Oshkosh Truck Corp	228,370
500	*	Sequa Corp (Class A)	24,700
200	*	Sports Resorts
		International, Inc	782
953		Standard Motor Products,
		Inc	14,943
414	*	Strattec Security Corp	26,194
3,100		Superior Industries
		International, Inc	109,864
4,400	*	Teledyne Technologies, Inc	82,280
5,600	*	Tenneco Automotive, Inc	71,064
4,800		Thor Industries, Inc	128,928
4,806		Trinity Industries, Inc	133,607
1,900	*	Triumph Group, Inc	62,795
17,600		Visteon Corp	168,432
3,400	*	Wabash National Corp	80,240
4,300		Wabtec Corp	61,232

245 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

TRANSPORTATION EQUIPMENT—(Continued)
3,168		Winnebago Industries, Inc	$ 98,747

		TOTAL TRANSPORTATION
		EQUIPMENT	2,103,000

TRANSPORTATION SERVICES—0.29%
684		Ambassadors Group, Inc	16,915
900		Ambassadors International,
		Inc	11,745
4,200	*	EGL, Inc	75,432
5,600		GATX Corp	124,152
1,700	*	Navigant International, Inc	30,600
3,000	*	Pacer International, Inc	66,120
3,900	*	RailAmerica, Inc	46,995

		TOTAL TRANSPORTATION
		SERVICES	371,959

TRUCKING AND WAREHOUSING—0.60%
2,900		Arkansas Best Corp	77,691
1,000	*	Covenant Transport, Inc
		(Class A)	18,030
4,000		Heartland Express, Inc	91,120
4,000	*	Landstar System, Inc	163,760
1,500	*	Old Dominion Freight Line	50,550
800	*	P.A.M. Transportation
		Services	13,840
1,900	*	SCS Transportation, Inc	41,420
900	*	U.S. Xpress Enterprises,
		Inc (Class A)	12,789
3,600		USF Corp	123,192
5,493	*	Yellow Roadway Corp	184,949

		TOTAL TRUCKING AND
		WAREHOUSING	777,341

WATER TRANSPORTATION—0.32%
5,525		Alexander & Baldwin, Inc	182,767
1,800	*	Gulfmark Offshore, Inc	28,278
2,500	*	Kirby Corp	84,475
900		Maritrans, Inc	14,139
2,400		Overseas Shipholding
		Group, Inc	87,600
1,600	*	Seabulk International, Inc	14,240

		TOTAL WATER
		TRANSPORTATION	411,499

WHOLESALE TRADE-DURABLE GOODS—1.87%
700	*	1-800 Contacts, Inc	12,327
2,000		Action Performance Cos,
		Inc	30,540
3,700		Agilysys, Inc	44,030
1,600	*	Alliance Imaging, Inc	6,240
4,100		Anixter International, Inc	115,825
2,200		Applied Industrial

		Technologies, Inc	$ 49,984
2,200	*	Audiovox Corp (Class A)	44,000
4,200	*	Aviall, Inc	63,840
1,600		Barnes Group, Inc	44,624
2,600	*	BioVeris Corp	30,810
2,700	*	Boyds Collection Ltd	6,777
3,300		Commercial Metals Co	105,072
3,100	*	Compucom Systems, Inc	17,019
1,600	*	Department 56, Inc	23,648
2,000	*	Global Imaging Systems,
		Inc	66,440
3,100		Handleman Co	74,214
4,100		Hughes Supply, Inc	214,840
2,100	*	Imagistics International,
		Inc	92,505
6,300	*	Insight Enterprises, Inc	121,275
1,226	*	Insurance Auto Auctions,
		Inc	17,814
1,500	*	Keystone Automotive
		Industries, Inc	41,040
3,200	*	Knight Transportation, Inc	76,736
600		Lawson Products, Inc	19,566
100		Noland Co	4,550
4,900		Owens & Minor, Inc	123,970
6,400		Pep Boys-Manny Moe &
		Jack	177,600
1,300		Pomeroy IT Solutions, Inc	18,850
9,000	*	PSS World Medical, Inc	100,710
3,200		Reliance Steel &
		Aluminum Co	112,480
16,031	*	Safeguard Scientifics, Inc	59,635
1,400	*	Scansource, Inc	67,116
4,100	*	SCP Pool Corp	152,766
2,300	*	TBC Corp	67,551
2,500		Watsco, Inc	72,500
2,100	*	WESCO International, Inc	31,290
5,395	*	Zoran Corp	93,657

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	2,401,841

WHOLESALE TRADE-NONDURABLE GOODS—1.43%
5,700		Acuity Brands, Inc	136,116
1,928		Advanced Marketing
		Services, Inc	19,087
3,200	*	Allscripts Healthcare
		Solutions, Inc	31,040
900	*	Central European
		Distribution Corp	29,106
4,500	*	Chiquita Brands
		International, Inc	93,825

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 246

Statement of Investments (Unaudited) - Small-Cap Blend Index Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
1,700		D&K Healthcare
		Resources, Inc	$ 17,425
83	*	Daisytek International Corp	1
5,584		DIMON, Inc	39,646
3		Fleming Cos, Inc	0
2,400		Getty Realty Corp	63,768
500	*	Green Mountain Coffee, Inc	10,080
2,900	*	Hain Celestial Group, Inc	64,061
800		Kenneth Cole Productions,
		Inc (Class A)	27,280
400	*	Maui Land & Pineapple
		Co	13,864
4,600	*	Men’s Wearhouse, Inc	122,222
1,500		Nash Finch Co	35,520
4,200		Nu Skin Enterprises, Inc
		(Class A)	84,630
8,277		Perrigo Co	165,954
600	*	Perry Ellis International,
		Inc	16,494
2,700	*	Plains Resources, Inc	49,086
4,600	*	Priority Healthcare Corp
		(Class B)	97,934
3,500		Russell Corp	63,910
2,200	*	School Specialty, Inc	78,254
1,556	*	Smart & Final, Inc	17,863
1,400		Standard Commercial
		Corp	25,970
4,800		Stride Rite Corp	50,928
3,900	*	Tractor Supply Co	151,008
2,600	*	United Natural Foods, Inc	125,034
4,000	*	United Stationers, Inc	168,400
3,600		Valhi, Inc	45,432

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	1,843,938

		TOTAL COMMON STOCK
		(Cost $88,312,148)	128,317,487

		TOTAL PORTFOLIO—
		99.72%
		(Cost $88,312,148)	128,317,487
		OTHER ASSETS &
		LIABILITIES, NET—0.28%	364,535

		NET ASSETS—100.00%	$128,682,022

*	Non-income producing
b	In bankruptcy
f	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

247 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

Summary by Country
	VALUE	%

DOMESTIC
United States	$ 273,839	0.36%

TOTAL DOMESTIC	273,839	0.36

FOREIGN
Australia	140,222	0.18
Austria	3,914,531	5.10
Belgium	800,275	1.04
Denmark	603,397	0.78
Finland	1,409,852	1.84
France	7,149,506	9.31
Germany	5,056,064	6.59
Greece	309,553	0.40
Hong Kong	1,253,170	1.63
Ireland	582,831	0.76
Italy	2,847,999	3.71
Japan	17,896,811	23.31
Netherlands	3,822,303	4.98
New Zealand	168,236	0.22
Norway	394,509	0.51
Portugal	272,936	0.37
Singapore	625,428	0.81
Spain	2,732,322	3.56
Sweden	1,814,463	2.36
Switzerland	5,534,245	7.21
United Kingdom	19,166,001	24.97

TOTAL FOREIGN	76,494,654	99.64

TOTAL PORTFOLIO	$76,768,493	100.00%

Summary by Industry
	VALUE	%

BONDS
CORPORATE BONDS
INSURANCE CARRIERS	$ 17,366	0.02%

TOTAL CORPORATE BONDS (Cost $13,201)	17,366	0.02

PREFERRED STOCK
Instruments and Related Products	8,945	0.01
Motion Pictures	14,621	0.02
Transportation Equipment	42,843	0.06

TOTAL PREFERRED STOCK (Cost $45,416)	66,409	0.09

COMMON STOCK
Agricultural Services	90,833	0.12
Amusement and Recreation Services	185,320	0.24
Apparel and Accessory Stores	200,134	0.26

Apparel and Other Textile Products	$ 108,227	0.14%
Auto Repair, Services and Parking	12,671	0.02
Automotive Dealers and Service Stations	5,960	0.01
Building Materials and Garden Supplies	99,310	0.13
Business Services	1,777,428	2.29
Chemicals and Allied Products	8,524,882	10.97
Communications	6,508,074	8.38
Depository Institutions	13,207,959	17.00
Eating and Drinking Places	315,785	0.41
Educational Services	18,167	0.02
Electric, Gas, and Sanitary Services	4,196,571	5.40
Electronic and Other Electric Equipment	5,017,534	6.46
Engineering and Management Services	45,818	0.06
Fabricated Metal Products	349,298	0.45
Food and Kindred Products	3,320,923	4.27
Food Stores	1,383,738	1.78
Furniture and Fixtures	16,726	0.02
Furniture and Homefurnishings Stores	279,329	0.36
General Building Contractors	542,559	0.70
General Merchandise Stores	654,781	0.84
Health Services	19,370	0.02
Heavy Construction, Except Building	282,236	0.36
Holding and Other Investment Offices	1,266,908	1.63
Hotels and Other Lodging Places	239,389	0.31
Industrial Machinery and Equipment	938,009	1.21
Instruments and Related Products	1,553,024	2.00
Insurance Agents, Brokers and Service	9,705	0.01
Insurance Carriers	3,545,211	4.56
Leather and Leather Products	13,702	0.02
Local and Interurban Passenger Transit	418,423	0.54
Lumber and Wood Products	71,658	0.09
Metal Mining	607,758	0.78
Miscellaneous Manufacturing Industries	159,224	0.20
Miscellaneous Retail	269,706	0.35
Motion Pictures	57,797	0.07
Nondepository Institutions	1,060,576	1.37
Nonmetallic Minerals, Except Fuels	18,340	0.02
Oil and Gas Extraction	2,027,576	2.61
Paper and Allied Products	516,950	0.67
Personal Services	14,060	0.02
Petroleum and Coal Products	4,286,342	5.52

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 248

  Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

	VALUE	%

Primary Metal Industries	$ 719,757	0.93%
Printing and Publishing	1,292,322	1.66
Railroad Transportation	271,235	0.35
Real Estate	1,049,376	1.35
Rubber and Miscellaneous Plastics Products	291,187	0.37
Security and Commodity Brokers	1,240,521	1.60
Special Trade Contractors	5,767	0.01
Stone, Clay, and Glass Products	1,079,250	1.39
Textile Mill Products	42,571	0.05
Tobacco Products	148,548	0.19
Transportation By Air	462,906	0.60
Transportation Equipment	3,902,242	5.02
Transportation Services	72,691	0.09
Trucking and Warehousing	160,587	0.21
Water Transportation	414,985	0.53
Wholesale Trade-Durable Goods	174,867	0.23
Wholesale Trade-Nondurable Goods	1,117,915	1.44

TOTAL COMMON STOCK (Cost $56,434,021)	76,684,718	98.71

TOTAL PORTFOLIO (Cost $56,492,638)	76,768,493	98.82
OTHER ASSETS & LIABILITIES, NET	920,350	1.18

NET ASSETS	$77,688,843	100.00%

____________________________

PRINCIPAL			VALUE

CORPORATE BONDS—0.02%
INSURANCE CARRIERS—0.02%

$886	*	AXA S.A.
		0.00%, 12/21/04	$ 17,366

		TOTAL INSURANCE
		CARRIERS	17,366

		TOTAL CORPORATE BONDS
		(Cost $13,201)	17,366

SHARES

PREFERRED STOCK—0.09%
INSTRUMENTS AND RELATED PRODUCTS—0.01%
197		Fresenius Medical Care AG.	8,945

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	8,945

MOTION PICTURES—0.02%
739		ProSieben SAT.1 Media AG.	14,621

		TOTAL MOTION PICTURES	14,621

TRANSPORTATION EQUIPMENT—0.06%
71		ProSieben SAT.1 Media AG.	$ 42,843

		TOTAL TRANSPORTATION
		EQUIPMENT	42,843

		TOTAL PREFERRED STOCK
		(Cost $45,416)	66,409

COMMON STOCK—98.71%
AGRICULTURAL SERVICES—0.12%
1,096		Syngenta AG.	79,939
1,502	*	Yara International ASA	10,894

		TOTAL AGRICULTURAL
		SERVICES	90,833

AMUSEMENT AND RECREATION SERVICES—0.24%
7,757		EMI Group plc	39,561
1,560		OPAP S.A.	26,494
500		Oriental Land Co Ltd	35,565
4,349		TAB Ltd	15,306
3,760		TABCORP Holdings Ltd	35,222
3,476		William Hill plc	33,172

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	185,320

APPAREL AND ACCESSORY STORES—0.26%
147		Douglas Holding AG.	4,247
600		Fast Retailing Co Ltd	49,080
4,861		Hennes & Mauritz AB
		(B Shs)	130,851
200		Shimamura Co Ltd	15,956

		TOTAL APPAREL AND
		ACCESSORY STORES	200,134

APPAREL AND OTHER TEXTILE PRODUCTS—0.14%
1,639		Aoyama Trading Co Ltd	8,972
500		Benetton Group S.p.A.	12,280
463		Esprit Holdings Ltd	4,922
4,000		Gunze Ltd	16,788
2,000		Kuraray Co Ltd	10,669
3,000		Onward Kashiyama Co Ltd	25,780
1,000		Wing Tai Holdings Ltd	15,783
3,500		World Co Ltd	1,931
300		World Co Ltd	11,102

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	108,227

AUTO REPAIR, SERVICES AND PARKING—0.02%
18,000		ComfortDelgro Corp Ltd	12,671

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	12,671

249 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.01%
200		Autobacs Seven Co Ltd	$ 5,960

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	5,960

BUILDING MATERIALS AND GARDEN SUPPLIES—0.13%
4,000		Cheung Kong Infrastructure
		Holdings Ltd	9,678
5,775		Wolseley plc	89,632

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	99,310

BUSINESS SERVICES—2.29%
252		Acciona S.A.	15,500
1,333		Adecco S.A. (Regd)	73,655
9,703		Aegis Group plc	17,298
200		Aeon Credit Service Co Ltd	12,496
300		Asatsu-DK, Inc	9,372
151	*	Atos Origin	9,844
473	*	Business Objects	13,660
983	*	Cap Gemini S.A.	37,485
300		Capcom Co Ltd	2,976
6,230		Capita Group plc	35,723
4,355		Computershare Ltd	10,440
600		CSK Corp	26,703
430		Dassault Systemes S.A.	17,861
2,000	*	Datacraft Asia Ltd	2,580
4,000		Deutsche Post AG. (Regd)	89,464
100		Fujitsu Support & Service,
		Inc	1,812
8	*	Getronics NV	25
1,449		Haw Par Corp Ltd	4,236
15,202		Hays plc	34,784
200		Hitachi Software
		Engineering Co Ltd	5,517
1,293		Indra Sistemas S.A.	16,875
704		Intracom S.A.	3,876
448		ISS a/s	22,961
300		Itochu Techno-Science Corp	13,467
3,000		Keppel Land Ltd	3,347
900		Konami Corp	26,299
6,384		LogicaCMG plc	30,065
300		Meitec Corp	11,333
5,350		Misys plc	20,230
300		Namco Ltd	9,083
2		NET One Systems Co Ltd	8,170
2	*	NET One Systems Co Ltd
		(W/I)	8,074
14		NTT Data Corp	59,480
300		Oracle Corp Japan	17,821
1,009		Public Power Corp	25,543
971		Publicis Groupe S.A.	29,438

18,841		Rentokil Initial plc	$ 63,108
13,540		Reuters Group plc	96,303
11,211		Sage Group plc	37,139
2,096		SAP AG.	331,373
2,000		Secom Co Ltd	87,278
4,765		Securicor plc	10,640
2,843		Securitas AB (B Shs)	41,092
3,788		Serco Group plc	15,177
41		SGS S.A.	22,752
762		Tietoenator Corp	23,214
300		TIS, Inc	13,668
1,450	*	Tiscali S.p.A.	8,339
10,000		Tokyu Corp	62,671
100		Trans Cosmos, Inc	3,364
1,000		Trend Micro, Inc	34,604
3,841	*	Wanadoo	40,311
12,000		Wharf Holdings Ltd	36,041
2,247		WM-Data AB (B Shs)	5,661
11,584		WPP Group plc	117,200

		TOTAL BUSINESS SERVICES	1,777,428

CHEMICALS AND ALLIED PRODUCTS—10.97%
2,820		Akzo Nobel NV	103,514
7,008		Amersham plc	103,166
13,000		Asahi Kasei Corp	76,349
17,118		AstraZeneca plc
		(United Kingdom)	793,744
6,931		Aventis S.A.	532,770
5,699		BASF AG.	289,455
6,789		Bayer AG.	165,275
235		Beiersdorf AG.	25,009
4,973		BOC Group plc	82,302
8,758		Boots Group plc	99,714
2,560	*	Celltech Group plc	21,901
2,800		Chugai Pharmaceutical
		Co Ltd	44,570
1,514		CSL Ltd	24,250
2,000		Daicel Chemical Industries
		Ltd	9,132
2,000		Daiichi Pharmaceutical Co
		Ltd	38,833
5,000		Dainippon Ink & Chemicals,
		Inc	12,111
4,000		Denki Kagaku Kogyo KK	14,226
789		DSM NV	35,226
2,500		Eisai Co Ltd	67,766
3,601	*	Elan Corp plc	73,902
72		Givaudan S.A. (Regd)	36,772
59,742		GlaxoSmithKline plc	1,172,630
527		Henkel KGaA	43,592
1,000		Hitachi Chemical Co Ltd	16,917

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 250

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
11,923		Imperial Chemical
		Industries plc	$ 49,468
2,000		Ishihara Sangyo Kaisha Ltd	4,672
1,000		JSR Corp	21,435
2,000		Kaneka Corp	20,070
6,000		Kao Corp	137,262
3,000		Kyowa Hakko Kogyo Co Ltd	19,868
1,031		L’Air Liquide S.A.	175,479
393		Lonza Group AG. (Regd)	20,056
3,454		L’Oreal S.A.	264,440
445		Merck KGaA	20,748
16,000		Mitsubishi Chemical Corp	48,907
3,000		Mitsubishi Gas Chemical
		Co, Inc	10,987
6,000		Mitsui Chemicals, Inc	36,968
1,000		Nippon Kayaku Co Ltd	5,527
2,000		Nippon Sanso Corp	9,228
1,000		Nippon Shokubai Co Ltd	7,844
1,000		Nissan Chemical Industries
		Ltd	8,737
23,893		Novartis AG. (Regd)	1,014,677
2,773		Novo Nordisk a/s (B Shs)	128,620
504		Novozymes a/s	20,424
164		Omega Pharma S.A.	6,657
2,409	*	Orica Ltd	26,263
306		Orion Oyj	7,186
1,267	*	Qiagen NV	16,582
6,154		Reckitt Benckiser plc	152,121
7,758		Roche Holding AG.
		(Genusscheine)	757,827
3,000		Sankyo Co Ltd	65,315
3,773		Sanofi-Synthelabo S.A.	246,437
1,713		Schering AG.	81,068
2,058	*	SciGen Ltd	124
4,000		Sekisui Chemical Co Ltd	27,337
72		Serono S.A. (B Shs)	44,444
3,900		Shin-Etsu Chemical Co Ltd	164,195
3,000		Shionogi & Co Ltd	53,001
3,000		Shiseido Co Ltd	39,102
10,000		Showa Denko KK	22,877
898		SNIA S.p.A.	309
651		Solvay S.A.	52,321
1,000		Sumitomo Bakelite Co Ltd	6,555
12,000		Sumitomo Chemical Co Ltd	56,519
480		Suzuken Co Ltd	15,641
1,000		Taisho Pharmaceutical Co
		Ltd	19,320
9,000		Takeda Chemical Industries
		Ltd	401,403
8,000		Teijin Ltd	26,991
12,000		Toray Industries, Inc	55,712

4,000		Tosoh Corp	$ 15,956
7,000		UBE Industries Ltd	11,708
898		UCB S.A.	34,508
3,792		Wesfarmers Ltd	83,955
3,400		Yamanouchi
		Pharmaceutical Co Ltd	116,999
1,174		Zeltia S.A.	7,906

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	8,524,882

COMMUNICATIONS—8.38%
166	*	Antena 3 Television S.A.	7,650
12,334		British Sky Broadcasting
		Group plc	153,803
87,711		BT Group plc	285,323
20,987	*	Cable & Wireless plc	50,046
1,000		COMSYS Holdings Corp	8,218
25,208	*	Deutsche Telekom AG.
		(Regd)	452,900
1,421	*	Elisa Oyj	23,924
149,854	*	Ericsson (LM) (B Shs)	415,306
10,821		France Telecom S.A.	276,863
2		Fuji Television Network, Inc	5,633
2	*	Fuji Television Network, Inc
		(W/I)	5,575
3,000		Fujikura Ltd	15,514
2,016		GN Store Nord	14,708
3,074		Hellenic Telecommunications
		Organization S.A.	43,367
1,200		i-CABLE Communications Ltd	431
39,142		ITV plc	95,856
1,185	*	ITV plc (Cv)	1,666
21,191		KPN NV	165,364
6,028		Mediaset S.p.A.	66,893
609	*	Modern Times Group AB
		(B Shs)	11,346
53		Nippon Telegraph &
		Telephone Corp	300,572
176		NTT DoCoMo, Inc	389,100
8,761		Portugal Telecom SGPS S.A.
		(Regd)	97,974
515		PT Multimedia Servicos de
		Telecomunicacoes e
		Multimedia SGPS S.A.	11,398
1,815		Publishing & Broadcasting
		Ltd	16,351
67,000		Singapore
		Telecommunications Ltd	93,131
968	*	Sky Network Television Ltd	3,383
1,170		Societe Television
		Francaise 1 (T.F.1)	37,153
271		Swisscom AG. (Regd)	88,989
1,090		Tandberg ASA	10,438

251 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
1,326		TDC a/s	$ 48,371
963		Tele2 AB (B Shs)	44,311
20,067		Telecom Corp of New
		Zealand Ltd	77,619
131,057		Telecom Italia S.p.A.	410,693
47,167		Telefonica S.A.	713,531
1,155		Telekom Austria AG.	16,607
6,973		Telenor ASA	48,343
3,000		Television Broadcasts Ltd	14,170
16,881		TeliaSonera AB	72,974
22,275		Telstra Corp Ltd	77,207
38,856		TIM S.p.A.	219,651
620,000		Vodafone Group plc	1,467,064
6,220		Vodafone Group plc
		(Spon ADR)	148,658

		TOTAL COMMUNICATIONS	6,508,074

DEPOSITORY INSTITUTIONS—17.00%
3,000		77 Bank Ltd	18,744
15,167		ABN Amro Holding NV	338,293
9,368		Allied Irish Banks plc	139,760
1,412		Alpha Bank S.A.	43,484
18,146		Australia & New Zealand
		Banking Group Ltd	262,664
2,516		Banca Fideuram S.p.A.	13,914
37,421		Banca Intesa S.p.A.	123,704
8,428		Banca Intesa S.p.A. (Rnc)	22,164
10,788		Banca Monte dei Paschi di
		Siena S.p.A.	31,486
14,721	*	Banca Nazionale del Lavoro
		S.p.A.	33,377
3,342		Banca Popolare di Milano	19,426
3,110		Banche Popolari Unite Scrl	50,640
31,081		Banco Bilbao Vizcaya
		Argentaria S.A.	411,365
3,089		Banco BPI S.A. (Regd)	12,109
19,757		Banco Comercial Portugues
		S.A. (Regd)	48,802
807		Banco Espirito Santo S.A.
		(Regd)	13,934
3,802		Banco Popolare di Verona e
		Novara Scrl	61,861
1,562		Banco Popular Espanol	91,409
43,933		Banco Santander Central
		Hispano S.A.	477,805
294		Bank Austria Creditanstalt
		AG.	15,608
13,557		Bank Of East Asia Ltd	40,978
5,000		Bank Of Fukuoka Ltd	24,992
1,325	*	Bank Of Ireland (Dublin)	16,527
9,321	*	Bank Of Ireland (London)	116,378
10,000	*	Bank Of Yokohama Ltd	58,826

67,045		Barclays plc	$ 590,525
3,268	*	Bayerische Hypo-und
		Vereinsbank AG.	64,016
3,268	*	Bayerische Hypo-und
		Vereinsbank AG. (Rts)	2,932
8,232		BNP Paribas	503,084
27,000		BOC Hong Kong Holdings
		Ltd	51,463
11,277		Capitalia S.p.A.	29,172
6,000		Chiba Bank Ltd	33,508
648		Commercial Bank of Greece	15,130
4,461	*	Commerzbank AG.	75,653
12,800	*	Commonwealth Bank of
		Australia	325,413
3,729		Credit Agricole S.A.	97,380
12,241		Credit Suisse Group	424,186
5,619		Danske Bank a/s	127,067
11,000		DBS Group Holdings Ltd	94,497
5,255		Deutsche Bank AG. (Regd)	436,875
6,578		Dexia	114,223
7,564		DNB NOR Holding ASA	49,576
1,432		EFG Eurobank Ergasias S.A.	29,107
239		Erste Bank Der
		Oesterreichischen
		Sparkassen AG.	35,774
10,654		Fortis	226,504
3,000		Gunma Bank Ltd	15,399
8,000		Hang Seng Bank Ltd	102,168
8,000		Hokugin Financial Group,
		Inc	13,073
109,823		HSBC Holdings plc
		(United Kingdom)	1,632,871
7,000		Joyo Bank Ltd	30,009
874		KBC Bancassurance
		Holding NV	51,125
56,485		Lloyds TSB Group plc	429,258
2,052		Macquarie Bank Ltd	56,084
44		Mitsubishi Tokyo Financial
		Group, Inc	435,623
4,000		Mitsui Trust Holdings, Inc	27,645
62		Mizuho Financial Group,
		Inc	266,987
15,789		National Australia Bank Ltd	373,678
1,884		National Bank of Greece S.A.	50,148
24,540		Nordea Bank AB (Sweden)	167,585
10,000		Oversea-Chinese Banking
		Corp Ltd	73,378
1,090		Piraeus Bank S.A.	12,511
49,000	*	Resona Holdings, Inc	81,953
28,909		Royal Bank Of Scotland
		Group plc	880,902
10,422		Sanpaolo IMI S.p.A.	118,726
6,000		Shizuoka Bank Ltd	51,733

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 252

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
4,825		Skandinaviska Enskilda
		Banken (A Shs)	$ 70,699
3,315		Societe Generale (A Shs)	283,129
36		Sumitomo Mitsui Financial
		Group Inc	266,449
10,000		Sumitomo Trust & Banking
		Co Ltd	66,612
5,474		Suncorp-Metway Ltd	59,260
2,000		Suruga Bank Ltd	14,822
6,065		Svenska Handelsbanken
		AB (A Shs)	114,604
11,832		UBS AG. (Regd)	878,866
39		UFJ Holdings, Inc	248,166
38,693		UniCredito Italiano S.p.A.	184,493
12,000		United Overseas Bank Ltd	95,928
17,893		Westpac Banking Corp	239,740

		TOTAL DEPOSITORY
		INSTITUTIONS	13,207,959

EATING AND DRINKING PLACES—0.41%
1,020	*	Autogrill S.p.A.	14,703
22,334		Compass Group plc	147,152
3,494		Enterprise Inns plc	39,267
5,180		Mitchells & Butlers plc	24,847
200		Saizeriya Co Ltd	3,264
700		Skylark Co Ltd	15,307
863		Sodexho Alliance S.A.	26,270
36		Valora Holding AG.	8,909
2,703		Whitbread plc	36,066

		TOTAL EATING AND DRINKING
		PLACES	315,785

EDUCATIONAL SERVICES—0.02%
600		Benesse Corp	18,167

		TOTAL EDUCATIONAL
		SERVICES	18,167

ELECTRIC, GAS, AND SANITARY SERVICES—5.40%
564		Aguas de Barcelona S.A.
		(A Shs)	8,865
4,536		Australian Gas Light Co Ltd	40,171
35,290		BG Group plc	210,950
42,248		Centrica plc	177,226
6,800		Chubu Electric Power Co,
		Inc	150,007
19,500		CLP Holdings Ltd	108,374
2,898		Contact Energy Ltd	10,785
6,210		E.ON AG.	409,047
308		Electrabel S.A.	100,303
17,509		Electricidade de Portugal
		S.A.	49,489
9,212		Endesa S.A.	167,545

23,757		Enel S.p.A.	$ 192,103
27		Exmar NV	1,427
2,092		Gas Natural SDG S.A.	52,163
38,000		Hong Kong & China Gas Co
		Ltd	65,600
14,500		Hong Kong Electric Holdings
		Ltd	63,836
7,847		Iberdrola S.A.	162,005
10,620	*	International Power plc	28,691
7,300		Kansai Electric Power Co,
		Inc	138,162
3,615		Kelda Group plc	29,947
1,000		Kurita Water Industries Ltd	13,217
4,000		Kyushu Electric Power Co,
		Inc	73,744
31,359		National Grid Transco plc	247,823
1,342		NGC Holdings Ltd	2,109
43		Oest Elektrizitatswirts
		(A Shs)	6,489
22,000		Osaka Gas Co Ltd	65,766
158		Puma AG. Rudolf Dassler
		Sport	34,814
4,509		RWE AG.	202,417
8,595		Scottish & Southern Energy
		plc	108,600
18,549		Scottish Power plc	129,799
3,182		Severn Trent plc	44,504
9,014		Snam Rete Gas S.p.A.	40,764
8,468		Suez S.A.(France)	172,953
4,600		Tohoku Electric Power Co,
		Inc	80,473
12,500		Tokyo Electric Power Co, Inc	282,958
27,000		Tokyo Gas Co Ltd	102,254
1,666		Tomra Systems ASA	8,444
2,061		Union Fenosa S.A.	43,209
5,558		United Utilities plc	53,015
3,087		United Utilities plc (A Shs)	18,141
9,442	*	Vivendi Universal S.A.	250,283
12		West Japan Railway Co	48,099

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	4,196,571

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.46%
20,953	*	ABB Ltd	123,550
700		Advantest Corp	57,394
392	*	Aixtron AG.	2,760
12,357	*	Alcatel S.A.	194,982
1,000		Alps Electric Co Ltd	14,707
4,626	*	Alstom	11,199
9,421		ARM Holdings plc	20,604
1,500		ASM Pacific Technology Ltd	6,681
4,692	*	ASML Holding NV	85,971

253 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
105		Bang & Olufsen a/s	$ 5,563
65		Barco NV	5,408
10,000	*	Chartered Semiconductor
		Manufacturing Ltd	9,426
4,016		Electrocomponents plc	25,205
3,055		Electrolux AB Series B	62,386
466	*	Epcos AG.	10,560
2,400		Fisher & Paykel Appliances
		Holdings Ltd	6,918
600		Fisher & Paykel Healthcare
		Corp	4,773
300		Fuji Machine Manufacturing
		Co Ltd	3,925
17,000	*	Fujitsu Ltd	108,665
6,000		Furukawa Electric Co Ltd	23,358
300		Hirose Electric Co Ltd	33,364
4,447	*	Infineon Technologies AG.	65,033
14,000		Johnson Electric Holdings
		Ltd	15,184
5,321		Kesa Electricals plc	26,306
7,484		Kidde plc	14,098
13,478		Koninklijke Philips
		Electronics NV	389,730
270	*	Kudelski S.A. (Br)	8,728
1,700		Kyocera Corp	142,817
300		Mabuchi Motor Co Ltd	21,714
21,000		Matsushita Electric
		Industrial Co Ltd	324,583
4,000		Matsushita Electric Works
		Ltd	38,256
18,000		Mitsubishi Electric Corp	102,081
225	*	Mobistar S.A.	14,765
2,500		Murata Manufacturing Co
		Ltd	161,484
15,000		NEC Corp	123,420
1,000		NGK Spark Plug Co Ltd	9,372
1,400		Nitto Denko Corp	76,974
49,201		Nokia Oyj	1,008,524
5,000	*	Oki Electric Industry Co Ltd	23,694
1,600		Pioneer Corp	47,369
1,100		Rohm Co Ltd	143,798
16,000		Sanyo Electric Co Ltd	79,666
2,086		Schneider Electric S.A.	135,865
9,000		Sharp Corp	160,821
9,600		Sony Corp	402,326
1,000		Stanley Electric Co Ltd	19,109
5,974		STMicroelectronics NV	140,809
6,000		Sumitomo Electric
		Industries Ltd	54,616
1,000		Taiyo Yuden Co Ltd	16,706
1,200		TDK Corp	91,700

2,375		Thomson	$ 43,809
1,600		Tokyo Electron Ltd	106,887
30,000		Toshiba Corp	136,108
90		Unaxis Holding AG. (Regd)	12,059
2,000		Venture Corp Ltd	23,028
1,000		Yamaha Corp	18,696

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	5,017,534

ENGINEERING AND MANAGEMENT SERVICES—0.06%
30		Bellsystem 24, Inc	7,757
9,000		SembCorp Industries Ltd	8,268
12,000		Singapore Technologies
		Engineering Ltd	14,962
1,021		Vedior NV	14,831

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	45,818

FABRICATED METAL PRODUCTS—0.45%
8,378		Amcor Ltd	51,169
3,002		Assa Abloy AB (B Shs)	36,623
52		Boehler-Uddeholm AG.	4,234
2,704		European Aeronautic
		Defense & Space Co	58,318
35		Geberit AG. (Regd)	19,229
6,725		GKN plc	29,756
1,000		Hitachi Cable Ltd	4,979
3,373		Novar plc	8,245
500		SMC Corp	59,643
4,000		Techtronic Industries Co	12,989
2,000		Tostem Inax Holding Corp	44,216
1,000		Toyo Seikan Kaisha Ltd	19,897

		TOTAL FABRICATED METAL
		PRODUCTS	349,298

FOOD AND KINDRED PRODUCTS—4.27%
6,000		Ajinomoto Co, Inc	71,514
110		Ariake Japan Co Ltd	3,257
4,000		Asahi Breweries Ltd	46,407
20,569		Cadbury Schweppes plc	162,174
239		Carlsberg a/s (A Shs)	10,099
239	*	Carlsberg a/s (Rts)	464
3,926		Coca-Cola Amatil Ltd	20,442
860		Coca-Cola Hellenic
		Bottling Co S.A.	22,004
400		Coca-Cola West Japan Co
		Ltd	10,227
596		Danisco a/s	28,677
859		DCC plc	12,826
32,545		Diageo plc	424,073
21,394		Foster’s Group Ltd	71,703
1,800		Fraser & Neave Ltd	15,678

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 254

  Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

FOOD AND KINDRED PRODUCTS—(Continued)
1,643		Greencore Group plc	$ 6,118
1,276		Groupe Danone	209,181
2,008		Heineken NV	80,445
94		Hermes International	19,176
1,541		Interbrew S.A.	42,401
300		Ito En Ltd	13,438
400		Katokichi Co Ltd	7,597
1,328		Kerry Group (Class A)	25,377
1,000		Kikkoman Corp	8,324
7,000		Kirin Brewery Co Ltd	75,561
3,010		Lion Nathan Ltd	14,018
2,436		LVMH Moet Hennessy
		Louis Vuitton S.A.	179,017
2,000		Meiji Dairies Corp	9,574
3,000		Meiji Seika Kaisha Ltd	13,870
4,055		Nestle S.A. (Regd)	1,033,875
2,000		Nichirei Corp	7,267
1,000		Nippon Meat Packers, Inc	11,756
1,000		Nisshin Seifun Group, Inc	9,785
800		Nissin Food Products Co Ltd	20,416
1,518	*	Numico NV	44,771
2,111		Orkla ASA	60,570
3,592	f*	Parmalat Finanziaria S.p.A.	0
501		Pernod-Ricard	60,952
900		Q.P. Corp	7,794
2,854		Sampo Oyj (A Shs)	33,319
2,000		Sapporo Holdings Ltd	7,113
7,664		Scottish & Newcastle plc	58,524
1,853		Singapore Food Industries
		Ltd	923
1,000	*	Snow Brand Milk Products
		Co Ltd	3,210
5,999	*	Southcorp Ltd	14,564
536		Suedzucker AG.	10,091
1,000		Takara Holdings, Inc	9,266
3,745		Tate & Lyle plc	20,459
27,983		Unilever plc	276,943
1,000		Yakult Honsha Co Ltd	15,927
1,000		Yamazaki Baking Co Ltd	9,756

		TOTAL FOOD AND KINDRED
		PRODUCTS	3,320,923

FOOD STORES—1.78%
244		Axfood AB	5,646
5,891		Carrefour S.A.	290,591
275		Casino Guichard-Perrachon
		S.A.	26,377
11,661		Coles Myer Ltd	72,289
172		Colruyt S.A.	19,108
711		Delhaize Group	32,940
500		FamilyMart Co Ltd	15,379
3,000		Ito-Yokado Co Ltd	136,685

269	*	Jeronimo Martins SGPS
		S.A.	$ 2,922
600		Lawson, Inc	23,011
10,805	*	Royal Ahold NV	88,433
14,538		Sainsbury (J) plc	69,669
4,000		Seven-Eleven Japan Co Ltd	146,105
75,803		Tesco plc	342,366
1,000		UNY Co Ltd	13,063
10,960		Woolworths Ltd	99,154

		TOTAL FOOD STORES	1,383,738

FURNITURE AND FIXTURES—0.02%
6,191		MFI Furniture Group plc	16,726

		TOTAL FURNITURE AND
		FIXTURES	16,726

FURNITURE AND HOMEFURNISHINGS STORES—0.36%
31,000		Hitachi Ltd	240,467
400		Shimachu Co Ltd	11,477
700		Yamada Denki Co Ltd	27,385

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	279,329

GENERAL BUILDING CONTRACTORS—0.70%
917		ACS Actividades de
		Construccion y Servicios
		S.A.	44,851
3,000		Allgreen Properties Ltd	1,897
2,740		Amec plc	15,623
2,174		Barratt Developments plc	24,852
1,186		Berkeley Group plc	22,930
1,753		Bouygues S.A.	60,319
800		Daito Trust Construction Co
		Ltd	31,220
4,000		Daiwa House Industry Co
		Ltd	51,060
4,141		Fletcher Building Ltd	12,213
1,169		Leighton Holdings Ltd	9,282
2,000		Nishimatsu Construction Co
		Ltd	8,247
6,000		Obayashi Corp	32,816
2,738		Persimmon plc	34,771
5,000		Shimizu Corp	27,299
3,921		Skanska AB (B Shs)	33,276
3,000		Sumitomo Realty &
		Development Co Ltd	39,016
8,000		Taisei Corp	33,835
5,104		Taylor Woodrow plc	27,813
1,000		Toda Corp	3,989
3,389		Wimpey (George) plc	27,250

		TOTAL GENERAL BUILDING
		CONTRACTORS	542,559

255 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

GENERAL MERCHANDISE STORES—0.84%
2,000		Aeon Co Ltd	$ 86,317
2,000	*	Daiei, Inc	8,459
2,000		Daimaru, Inc	16,879
14,000		Giordano International Ltd	8,760
1,012	*	Hagemeyer NV	2,114
1,000		Hankyu Department Stores,
		Inc	9,362
1,000		Isetan Co Ltd	15,235
382		KarstadtQuelle AG.	8,441
494		Kesko Oyj (B Shs)	8,681
23,586		Kingfisher plc	125,058
846		Koninklijke Vendex KBB NV	16,281
22,969		Marks & Spencer Group plc	117,565
3,000		Marui Co Ltd	47,205
1,343		Metro AG.	57,500
3,000		Mitsukoshi Ltd	16,523
686		Pinault-Printemps-Redoute
		S.A.	71,699
9,579	*	Sonae SPGS S.A.	10,948
2,000		Takashimaya Co Ltd	22,416
1,000		Warehouse Group Ltd	2,863
8,756	*	Waterford Wedgwood plc
		(Units)	2,475

		TOTAL GENERAL
		MERCHANDISE STORES	654,781

HEALTH SERVICES—0.02%
4,000		Parkway Holdings Ltd	2,625
2,112		Sonic Healthcare Ltd	13,012
1,347	*	Sorin S.p.A.	3,733

		TOTAL HEALTH SERVICES	19,370

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.36%
2,086		Abertis Infraestructuras
		S.A.	34,402
700	*	Autoroutes Du Sud De La
		France	25,618
3,719		Balfour Beatty plc	17,737
2,534		Brisa-Auto Estradas de
		Portugal S.A.	17,283
496		Fomento de Construcciones
		y Contratas S.A.	18,024
555		Grupo Ferrovial S.A.	22,541
565		Hellenic Technodomiki Tev
		S.A.	2,569
600	*	Hopewell Highway
		Infrastructure Ltd	99
2,000		JGC Corp	22,050
7,000		Kajima Corp	30,076
2,000		Okumura Corp	11,458
629		Technical Olympic S.A.	2,628
4,144		Transurban Group	14,648

82	*	VA Technologie AG.	$ 3,693
619		Vinci S.A.	59,410

		TOTAL HEAVY CONSTRUCTION,
		EXCEPT BUILDING	282,236

HOLDING AND OTHER INVESTMENT OFFICES—1.63%
7,000	f*	Ashikaga Financial
		Group, Inc	0
4,436	*	Canary Wharf Group plc	23,684
420		Castellum AB	10,025
5,128		Centro Properties Group	16,717
5,347		Compagnie Financiere
		Richemont AG. (Units)
		(A Shs)	143,715
226		Corio NV	9,987
10,747		Deutsche Office Trust	9,600
838	*	Drott AB (B Shs)	12,390
14,505	*	HHG plc	13,510
23,000		Hutchison Whampoa Ltd	165,317
14,967		Investa Property Group	23,310
1,862		iShares MSCI EAFE Index
		Fund	263,659
4,200		JFE Holdings, Inc	114,856
4,831		Land Securities Group plc	96,777
3,599		Lend Lease Corp Ltd	28,109
9,763		Macquarie Goodman
		Industrial Trust	12,522
19,274		Macquarie Infrastructure
		Group	43,850
437		Rodamco Europe NV	27,872
1,113		Schroders plc	14,114
2,200	*	Softbank Corp	102,985
7,000		Sumitomo Corp	63,046
102		Wereldhave NV	8,292
21,642		Westfield Trust	60,473
757	*	Westfield Trust (New)	2,098

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	1,266,908

HOTELS AND OTHER LODGING PLACES—0.31%
1,855		Accor S.A.	75,159
2,539	*	Aristocrat Leisure Ltd	6,649
15,789		Hilton Group plc	65,870
7,339		Intercontinental Hotels
		Group plc	67,035
1,000		Overseas Union Enterprise
		Ltd	3,908
8,069		Shangri-La Asia Ltd	8,026
4,330		Sky City Entertainment
		Group Ltd	12,742

		TOTAL HOTELS AND OTHER
		LODGING PLACES	239,389

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 256

   Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—1.21%
1,996		Aggreko plc	$ 5,448
686		Alfa Laval AB	9,051
2,000		Amada Co Ltd	12,880
1,958		Atlas Copco AB (B Shs)	63,871
342		Buderus AG.	14,668
450		Creative Technology Ltd	4,913
2,000		Daikin Industries Ltd	50,368
1,000		Dainippon Screen
		Manufacturing Co Ltd	7,075
19,472		Dixons Group plc	55,111
185		East Asiatic Co Ltd a/s	8,092
2,000		Ebara Corp	11,592
5,191		FKI plc	10,590
231	*	FLS Industries a/s (B Shs)	2,745
6,269		Futuris Corp Ltd	7,658
247		Hoganas AB (B Shs)	5,486
11,000	*	Ishikawajima-Harima Heavy
		Industries Co Ltd	17,235
126		KCI Konecranes Oyj	4,723
10,000		Komatsu Ltd	63,440
312		Kone Oyj (B Shs)	18,787
1,000		Koyo Seiko Co Ltd	10,468
10,000		Kubota Corp	47,676
761		Linde AG.	40,297
389	*	Logitech International S.A.
		(Regd)	17,641
1,000		Makita Corp	12,871
928		Metso Oyj	12,476
3,000		Minebea Co Ltd	15,110
31,000		Mitsubishi Heavy Industries
		Ltd	100,716
400		Mori Seiki Co Ltd	3,760
172	*	NEG Micon a/s	2,740
300		Nidec Corp	31,980
4,000		NSK Ltd	19,724
4,000		NTN Corp	20,224
852		OCE NV	14,522
2,000		Omron Corp	52,290
1,000		Sanden Corp	6,584
2,252		Sandvik AB	71,819
981		SKF AB (B Shs)	35,513
27		Sulzer AG. (Regd)	6,714
900		THK Co Ltd	17,778
974	*	Vestas Wind Systems a/s	15,595
344		Wartsila Oyj (B Shs)	7,778

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	938,009

INSTRUMENTS AND RELATED PRODUCTS—2.00%
9,000		Canon, Inc	$ 466,285
2,000		Casio Computer Co Ltd	23,800
2,000		Citizen Watch Co Ltd	19,839
478		Cochlear Ltd	7,383
136		Coloplast a/s	12,616
917		Essilor International S.A.	55,770
1,300		Fanuc Ltd	81,598
336		Fresenius Medical Care AG.	22,157
5,000		Fuji Photo Film Co Ltd	159,081
1,629		Gambro AB (A Shs)	12,313
876		Gambro AB (B Shs)	6,563
1,636		Getinge AB (B Shs)	17,572
2,923		IMI plc	19,111
52,432	*	Invensys plc	18,791
300		Keyence Corp	73,129
3,000		Konica Corp	42,909
1,238		Luxottica Group S.p.A.	19,474
2,000		Nikon Corp	26,626
194		Nobel Biocare Holding AG.
		(Stockholm)	26,548
2,000		Olympus Corp	43,062
18,000	*	PCCW Ltd	12,129
6,000		Ricoh Co Ltd	123,420
96		Sagem S.A.	10,677
9,267		Smith & Nephew plc	91,203
2,000	*	ST Assembly Test Services
		Ltd	2,076
40		Synthes-Stratec, Inc	41,015
2,290		The Swatch Group AG.
		(Regd)	59,923
1,000		Ushio, Inc	18,503
274	*	William Demant Holding	9,769
2,000		Yokogawa Electric Corp	29,682

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	1,553,024

INSURANCE AGENTS, BROKERS AND SERVICE—0.01%
530		MLP AG.	9,705

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	9,705

INSURANCE CARRIERS—4.56%
13,986		Aegon NV	178,756
4,476		Alleanza Assicurazioni
		S.p.A.	50,660
2,801		Allianz AG. (Regd)	305,009
14,505		AMP Ltd	62,346
9,870		Assicurazioni Generali
		S.p.A.	251,803
22,835		Aviva plc	221,587
14,188		AXA	296,057

257 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
354		CNP Assurances	$ 20,446
713	*	Corp Mapfre S.A. (Rts)	280
713		Corporacion Mapfre S.A.	8,569
16,842		Friends Provident plc	44,959
17,913		ING Groep NV	393,597
16,993		Insurance Australia Group
		Ltd	61,623
65,031		Legal & General Group plc	113,243
2,579		Liberty International plc	36,354
1,991		Mediolanum S.p.A.	12,258
16		Millea Holdings, Inc	249,147
13,000		Mitsui Sumitomo Insurance
		Co Ltd	138,453
1,535		Muenchener Rueckver AG.
		(Regd)	170,470
154		Pohjola Group plc (D Shs)	4,542
19,991		Prudential plc	164,414
6,049		QBE Insurance Group Ltd	51,630
3,135		RAS S.p.A.	56,055
27,158		Royal & Sun Alliance
		Insurance Group plc	40,928
46		Schindler Holding AG.
		(Pt Cert)	13,399
8,145		Skandia Forsakrings AB	32,186
8,000		Sompo Japan Insurance,
		Inc	85,817
1,404		Storebrand ASA	8,609
3,239		Swiss Reinsurance Co
		(Regd)	223,203
214	*	Topdanmark a/s	13,370
2,800	*	Tower Ltd	2,871
1,475		Zurich Financial Services AG.	232,570

		TOTAL INSURANCE
		CARRIERS	3,545,211

LEATHER AND LEATHER PRODUCTS—0.02%
5,000		Yue Yuen Industrial
		Holdings	13,702

		TOTAL LEATHER AND
		LEATHER PRODUCTS	13,702

LOCAL AND INTERURBAN PASSENGER TRANSIT—0.54%
10		Central Japan Railway Co	89,009
37		East Japan Railway Co	194,540
5,000		Keio Electric Railway Co Ltd	31,047
12,678		MTR Corp	19,527
8,000		SMRT Corp Ltd	2,864
8,274		Stagecoach Group plc	11,975
2,490		Veolia Environnement	69,461

		TOTAL LOCAL AND
		INTERURBAN PASSENGER
		TRANSIT	418,423

LUMBER AND WOOD PRODUCTS—0.09%
458		Holmen AB (B Shs)	$ 12,875
5,000		Sekisui House Ltd	56,375
2,140		Tenon Ltd	2,408

		TOTAL LUMBER AND WOOD
		PRODUCTS	71,658

METAL MINING—0.78%
11,339		Alumina Ltd	46,400
2,239		Iluka Resources Ltd	6,803
2,000		Johnson Matthey plc	32,328
8,000		Mitsubishi Materials Corp	19,532
5,000		Mitsui Mining & Smelting
		Co Ltd	21,820
3,206		Newcrest Mining Ltd	31,501
742		Outokumpu Oyj	10,349
3,181		Rio Tinto Ltd	83,566
10,780		Rio Tinto plc	265,877
5,000		Sumitomo Metal Mining
		Co Ltd	36,238
148		Umicore	9,021
11,339		WMC Resources Ltd	44,323

		TOTAL METAL MINING	607,758

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.20%
300		Aderans Co Ltd	7,108
190		Amer Group plc	9,106
1,239		Bulgari S.p.A.	11,313
1,000		Nintendo Co Ltd	102,273
189	*	RHI AG.	4,097
900	*	Sega Corp	9,810
366		Societe BIC S.A.	15,517

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	159,224

MISCELLANEOUS RETAIL—0.35%
116		Folli-Follie S.A. (Regd)	3,535
10,072		GUS plc	138,646
2,931		Next plc	77,030
4,000		Nippon Mining Holdings, Inc	18,994
15,582		Signet Group plc	31,501

		TOTAL MISCELLANEOUS
		RETAIL	269,706

MOTION PICTURES—0.07%
5,383		Rank Group plc	33,142
1,500		Toho Co Ltd	24,655

		TOTAL MOTION PICTURES	57,797

NONDEPOSITORY INSTITUTIONS—1.37%
800		Acom Co Ltd	58,442
400		Aiful Corp	41,025
3,366		Cattles plc	20,909

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 258

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

NONDEPOSITORY INSTITUTIONS—(Continued)
1,400		Credit Saison Co Ltd	$ 42,120
38,946		HBOS plc	528,238
1,305	*	Hypo Real Estate Holding	36,613
2,767		Irish Life & Permanent plc	45,361
4,794		Mediobanca S.p.A.	55,320
800		ORIX Corp	88,509
900		Promise Co Ltd	61,854
2,227		Provident Financial plc	29,919
750		Takefuji Corp	52,266

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,060,576

NONMETALLIC MINERALS, EXCEPT FUELS—0.02%
3,000		Dowa Mining Co Ltd	18,340

		TOTAL NONMETALLIC
		MINERALS, EXCEPT FUELS	18,340

OIL AND GAS EXTRACTION—2.61%
708		Groupe Bruxelles Lambert
		S.A.	42,764
318		IHC Caland NV	16,386
125		OMV AG.	23,656
5,816		Origin Energy Ltd	24,421
99,502		Shell Transport & Trading
		Co plc	650,102
321		Smedvig ASA	2,969
4,480		Statoil ASA	54,647
213		Technip S.A.	28,793
6,448		Total S.A.	1,183,838

		TOTAL OIL AND GAS
		EXTRACTION	2,027,576

PAPER AND ALLIED PRODUCTS—0.67%
614		Billerud AB	9,689
20		Buhrmann NV	181
4,238		Bunzl plc	35,186
8,973		Carter Holt Harvey Ltd	13,202
1,707		De La Rue plc	9,827
42		Mayr-Melnhof Karton AG.	5,272
1,000	*	Mitsubishi Paper Mills Ltd	1,797
2,000		NGK Insulators Ltd	16,418
10		Nippon Unipac Holding	53,347
1,018		Norske Skogindustrier ASA	19,720
8,000		OJI Paper Co Ltd	55,597
4,752		Rexam plc	38,471
6,970		Stora Enso Oyj (R Shs)	87,710
1,948		Svenska Cellulosa AB
		(B Shs)	77,881
5,060		UPM-Kymmene Oyj	92,652

		TOTAL PAPER AND ALLIED
		PRODUCTS	516,950

PERSONAL SERVICES—0.02%
2,062		Davis Service Group plc	$ 14,060

		TOTAL PERSONAL SERVICES	14,060

PETROLEUM AND COAL PRODUCTS—5.52%
37,950		BHP Billiton Ltd	355,208
204,586		BP plc	1,714,553
2,815		BP plc (Spon ADR)	144,128
26,807		ENI S.p.A.	538,949
3,470		Fortum Oyj	35,479
825		Hellenic Petroleum S.A.	7,340
14,000		Nippon Oil Corp	80,204
1,502		Norsk Hydro ASA	94,506
9,375		Repsol YPF S.A.	194,243
20,886		Royal Dutch Petroleum Co	992,022
5,725		Santos Ltd	26,662
1,000		Showa Shell Sekiyu KK	8,930
2,000		Teikoku Oil Co Ltd	10,900
3,000		TonenGeneral Sekiyu KK	26,212
4,756		Woodside Petroleum Ltd	57,006

		TOTAL PETROLEUM AND
		COAL PRODUCTS	4,286,342

PRIMARY METAL INDUSTRIES—0.93%
508		Acerinox S.A.	24,865
371		Alcan, Inc	16,586
75		Aluminum of Greece S.A.I.C.	1,209
3,333		Arcelor	60,456
117		Bekaert S.A.	6,456
25,390		BHP Billiton plc	231,449
7,338		BlueScope Steel Ltd	35,294
680		Group 4 Falck a/s	17,454
59,000		Nippon Steel Corp	137,809
4,995		OneSteel Ltd	9,000
710		Rautaruukki Oyj	5,706
535		Ssab Svenskt Stal AB
		(Series A)	9,400
232		Ssab Svenskt Stal AB
		(Series B)	3,892
4,000	*	Sumitomo Heavy Industries
		Ltd	11,381
28,000		Sumitomo Metal Industries
		Ltd	37,410
3,087		ThyssenKrupp AG.	57,359
683		Trelleborg AB (B Shs)	12,408
1,241		TUI AG.	28,290
847		Viohalco S.A.	5,558
171		Voestalpine AG.	7,775

		TOTAL PRIMARY METAL
		INDUSTRIES	719,757

PRINTING AND PUBLISHING—1.66%
1,351		Arnoldo Mondadori Editore
		S.p.A.	12,402

259 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

PRINTING AND PUBLISHING—(Continued)
6,000		Dai Nippon Printing Co Ltd	$ 99,255
3,123		Daily Mail & General Trust
		plc	37,767
2,632		Emap plc	41,939
1,544		Eniro AB	13,206
1,721		Gruppo Editoriale L’Espresso
		S.p.A.	10,131
5,600		Independent News & Media
		plc	13,557
1,668		Independent Newspapers
		Ltd	5,386
8,989		John Fairfax Holdings Ltd	22,853
1,321		Lagardere S.C.A.	75,211
33,137		News Corp Ltd	298,016
8,046		Pearson plc	91,460
864		Promotora de Informaciones
		S.A. (PRISA)	15,353
6,403		Reed Elsevier NV	84,509
12,705		Reed Elsevier plc	112,430
548		Schibsted ASA	9,977
8,000		SCMP Group Ltd	3,260
35,145		Seat Pagine Gialle S.p.A.	34,336
4,000		Singapore Press Holdings
		Ltd	45,101
13,330	*	Telecom Italia Media S.p.A.	6,356
1,506		Telefonica Publicidad e
		Informacion S.A.	10,808
6,000		Toppan Printing Co Ltd	77,339
3,416		United Business Media plc	31,077
2,306		VNU NV	66,029
2,806		Wolters Kluwer NV	47,966
4,491		Yell Group plc	26,598

		TOTAL PRINTING AND
		PUBLISHING	1,292,322

RAILROAD TRANSPORTATION—0.35%
9,021		Brambles Industries Ltd	38,637
6,657		Brambles Industries plc	26,274
3,921		Firstgroup plc	19,331
4,000		Keihin Electric Express
		Railway Co Ltd	27,106
15,000		Kintetsu Corp	54,789
7,710		Mayne Group Ltd	19,895
8,000		Nippon Express Co Ltd	49,676
8,000		Tobu Railway Co Ltd	35,527

		TOTAL RAILROAD
		TRANSPORTATION	271,235

REAL ESTATE—1.35%
209		Bostads AB Drott	3,982
4,727		British Land Co plc	56,686
10,000		CapitaLand Ltd	10,022
11,545		CFS Gandel Retail Trust	12,868

447	*	CFS Gandel Retail Trust
		(New)	$ 495
16,000		Cheung Kong Holdings Ltd	134,512
4,000		City Developments Ltd	14,556
46		Cofinimmo	6,699
11,345		Commonwealth Property
		Office Fund	10,220
306		Gecina S.A.	24,029
19,403		General Property Trust	45,625
1,955		Grafton Group plc	13,814
1,509		Great Portland Estates plc	7,190
2,507		Hammerson plc	31,331
11,000		Hang Lung Properties Ltd	15,601
4,763		Harvey Norman Holdings
		Ltd	10,218
6,000		Henderson Land
		Development Co Ltd	28,725
6,000		Hopewell Holdings	11,783
5,054		Hysan Development Co Ltd	8,757
231		Klepierre	15,982
6,665		Mirvac Group	23,661
10,000		Mitsubishi Estate Co Ltd	135,627
7,000		Mitsui Fudosan Co Ltd	88,076
13,000		New World Development Co
		Ltd	11,930
5,200	*	New World Development Ltd
		(Rts)	1,181
984		Sacyr Vallehermoso S.A.	16,083
1,000		Singapore Land Ltd	2,350
14,205		Sino Land Co Ltd	8,888
3,769		Slough Estates plc	30,998
412		Stockland	1,752
11,973		Stockland Trust Group	51,645
14,000		Sun Hung Kai Properties
		Ltd	128,031
383		Unibail	40,030
2,000		United Overseas Land Ltd	2,291
4,301		Westfield Holdings Ltd	43,738

		TOTAL REAL ESTATE	1,049,376

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.37%
466		Adidas-Salomon AG.	54,197
7,000		Bridgestone Corp	109,876
965		Continental AG.	37,972
1,237		Michelin (C.G.D.E.) (B Shs)	56,033
93		Nokian Renkaat Oyj	7,481
12,572		Pirelli & C S.p.A.	12,267
500		Toyoda Gosei Co Ltd	13,361

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	291,187

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 260

  Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

SECURITY AND COMMODITY BROKERS—1.60%
6,105		3i Group plc	$ 70,574
5,864		Amvescap plc	43,163
994		Australian Stock Exchange
		Ltd	12,567
1,221		Close Brothers Group plc	17,952
13,000	*	Daiwa Securities Group, Inc	106,214
976		Deutsche Boerse AG.	55,377
941		Euronext NV	28,043
1,322	*	FinecoGroup S.p.A.	7,324
10,000		Hong Kong Exchanges &
		Clearing Ltd	21,435
13,000	*	Itochu Corp	58,480
2,851		Man Group plc	91,643
11,000		Marubeni Corp	29,923
11,000		Mitsubishi Corp	130,052
13,000		Mitsui & Co Ltd	116,711
14,000		Nikko Cordial Corp	92,853
19,000		Nomura Holdings, Inc	346,085
442	*	OMHEX AB	6,183
6,000		Singapore Exchange Ltd	5,942

		TOTAL SECURITY AND
		COMMODITY BROKERS	1,240,521

SPECIAL TRADE CONTRACTORS—0.01%
1,000		Kinden Corp	5,767

		TOTAL SPECIAL TRADE
		CONTRACTORS	5,767

STONE, CLAY, AND GLASS PRODUCTS—1.39%
8,000		Asahi Glass Co Ltd	86,432
5,319		Boral Ltd	25,664
4,507		BPB plc	29,447
2,000		Central Glass Co Ltd	15,802
1,565		Cimpor Cimentos de
		Portugal S.A.	8,078
3,180		Compagnie de Saint-Gobain	160,654
5,389		CRH plc (Ireland)	109,603
9,558		CSR Ltd	14,156
6,841		Hanson plc	52,554
404		Heidelberger Zement AG.
		(Germany)	18,245
1,399		Holcim Ltd (Regd)	74,817
1,200		Hoya Corp	117,076
64		Imerys S.A.	15,234
700		Italcementi S.p.A.	8,620
4,695		James Hardie Industries NV	23,299
1,735		Lafarge S.A. (Br)	140,401
3,000		Nippon Sheet Glass Co Ltd	11,794
9,061		Pilkington plc	14,904
9,558	*	Rinker Group Ltd	50,715

2,466		RMC Group plc	$ 28,530
3,000		Sumitomo Osaka Cement
		Co Ltd	7,642
7,000		Taiheiyo Cement Corp	20,724
3,000		Toto Ltd	33,710
336		Wienerberger AG.	11,149

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	1,079,250

TEXTILE MILL PRODUCTS—0.05%
4,000	*	Kanebo Ltd	4,498
5,000		Mitsubishi Rayon Co Ltd	19,032
1,000		Nisshinbo Industries, Inc	6,978
5,000		Toyobo Co Ltd	12,063

		TOTAL TEXTILE MILL
		PRODUCTS	42,571

TOBACCO PRODUCTS—0.19%
2,972		Altadis S.A.	90,029
8		Japan Tobacco, Inc	58,519

		TOTAL TOBACCO PRODUCTS	148,548

TRANSPORTATION BY AIR—0.60%
592		Air France	10,629
5,000		All Nippon Airways Co Ltd	17,206
2,484		Auckland International
		Airport Ltd	10,964
10,664		BAA plc	100,934
4,674	*	British Airways plc	23,752
9,000		Cathay Pacific Airways Ltd	18,367
1,762	*	Deutsche Lufthansa AG.
		(Regd)	28,712
100		Flughafen Wien AG.	5,868
3,889		Iberia Lineas Aereas de
		Espana	12,665
6,000	*	Japan Airlines System Corp	20,416
1		KLM (Royal Dutch Airlines)
		NV	21
55		Kobenhavns Lufthavne As	7,000
327	*	Ryanair Holdings plc
		(Spon ADR)	11,180
8,000		SABMiller plc	92,040
688	*	SAS AB	6,021
5,000		Singapore Airlines Ltd	32,811
9,500		Swire Pacific Ltd (A Shs)	64,320

		TOTAL TRANSPORTATION
		BY AIR	462,906

TRANSPORTATION EQUIPMENT—5.02%
30,580		BAE Systems plc	112,965
4,433		BBA Group plc	20,755
993		Cobham plc	24,802
7,685		DaimlerChrysler AG. (Regd)	320,910
1,054		DaimlerChrysler AG. (U.S.)	43,994
5,100		Denso Corp	116,182

261 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES			VALUE

TRANSPORTATION EQUIPMENT—(Continued)
181		DSV DE Sammenslut Vogn
		a/s	$ 7,723
4,008	*	Fiat S.p.A.	27,681
60,674		Finmeccanica S.p.A.	46,974
2,000		Hino Motors Ltd	14,437
8,500		Honda Motor Co Ltd	392,176
834		Jardine Cycle & Carriage
		Ltd	3,209
11,000	*	Kawasaki Heavy Industries
		Ltd	17,658
5,000		Keppel Corp Ltd	21,775
210	*	Kvaerner ASA	3,915
1,020		MAN AG.	36,351
6,000		Mitsui Engineering &
		Shipbuilding Co Ltd	11,419
27,000		Nissan Motor Co Ltd	302,350
4,326		Patrick Corp Ltd	16,778
1,865		Peugeot Citroen S.A.	95,022
1,599		Renault S.A.	110,728
717,300	*	Rolls-Royce B Shares	1,318
14,346		Rolls-Royce Group plc	59,323
4,000		SembCorp Marine Ltd	2,303
700		Shimano, Inc	16,821
8,205		Siemens AG.	605,693
5,581		Smiths Group plc	65,748
651		Thales S.A.	24,912
7,948		Tomkins plc	38,417
1,700		Toyota Industries Corp	40,443
27,200		Toyota Motor Corp	1,014,428
765		Valeo S.A.	31,738
3,071		Volkswagen AG.	134,126
3,199		Volvo AB (B Shs)	105,413
1,000		Yamaha Motor Co Ltd	13,755

		TOTAL TRANSPORTATION
		EQUIPMENT	3,902,242

TRANSPORTATION SERVICES—0.09%
2,148		Amadeus Global Travel
		Distribution S.A. (A Shs)	12,169
1,959		Autostrade S.p.A.	35,004
24		Kuoni Reisen Holding
		(Regd)	8,762
2,258		Toll Holdings Ltd	16,756

		TOTAL TRANSPORTATION
		SERVICES	72,691

TRUCKING AND WAREHOUSING—0.21%
1,000		Mitsubishi Logistics Corp	10,689
1,000		Seino Transportation Co Ltd	10,275
3,442		TPG NV	72,415
4,000		Yamato Transport Co Ltd	67,208

		TOTAL TRUCKING AND
		WAREHOUSING	160,587

WATER TRANSPORTATION—0.53%
12	A.P. Moller-Maersk a/s	$ 85,569
2,967	Associated British Ports
	Holdings plc	26,174
569	Attica Enterprises Holding
	S.A.	2,601
1,720	Carnival plc	80,577
27	Compagnie Maritime Belge
	S.A.	2,870
2,704	Exel plc	34,986
419	Frontline Ltd	11,900
2,000	Kamigumi Co Ltd	16,014
4,000	Kawasaki Kisen Kaisha Ltd	20,762
8,000	Mitsui OSK Lines Ltd	41,217
8,000	Neptune Orient Lines Ltd	10,452
10,000	Nippon Yusen Kabushiki
	Kaisha	47,772
6,286	Peninsular & Oriental Steam
	Navigation Co	25,878
273	Uponor Oyj	8,213

	TOTAL WATER
	TRANSPORTATION	414,985

WHOLESALE TRADE-DURABLE GOODS—0.23%
1,077	AGFA Gevaert NV	26,378
22	D’ieteren NV	4,399
4,000	Fuji Electric Co Ltd	10,420
2,000	Fujisawa Pharmaceutical
	Co Ltd	48,061
330	M.J. Maillis S.A.	1,172
600	Mitsumi Electric Co Ltd	6,984
400	Sanrio Co Ltd	5,883
2,000	SembCorp Logistics Ltd	2,350
1,702	SSL International plc	9,462
1,800	Terumo Corp	39,102
255	Titan Cement Co S.A.	11,275
317	Zodiac S.A.	9,381

	TOTAL WHOLESALE
	TRADE-DURABLE GOODS	174,867

WHOLESALE TRADE-NONDURABLE GOODS—1.44%
2,508	Alliance Unichem plc	26,757
634	Altana AG.	39,221
16,549	British American Tobacco
	plc	248,943
228	Celesio AG.	12,468
676	Ciba Specialty Chemicals
	AG. (Regd)	46,130
1,263	Clariant AG.	17,846
3,199	Fyffes plc	6,133
716	H. Lundbeck a/s	13,769
7,292	Imperial Tobacco Group plc	158,943

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 262

   Statement of Investments (Unaudited) - International Equity Index Fund - March 31, 2004

SHARES		VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)

2,234	Inditex S.A.	$ 51,613
16,000	Li & Fung Ltd	24,438
3,340	PaperlinX Ltd	11,934
3,703	Swedish Match AB	37,809
5,854	Unilever NV (Cert)	403,942
200	Wella AG.	17,969

	TOTAL WHOLESALE
	TRADE-NONDURABLE
	GOODS	1,117,915

	TOTAL COMMON STOCK
	(Cost $56,434,021)	76,684,718

	TOTAL PORTFOLIO—98.82%
	(Cost $56,492,638)	76,768,493
	OTHER ASSETS &
	LIABILITIES, NET—1.18%	920,350

	NET ASSETS—100.00%	$77,688,843

*	Non-income producing
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

263 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Real Estate Securities Fund - March 31, 2004

SHARES			VALUE

PREFERRED STOCK—4.96%
HOLDING AND OTHER INVESTMENT OFFICES—4.96%
50,000	*	Anthracite Capital, Inc	$ 1,387,500
43,000	*	Bedford Property Investors	2,150,000
45,000	*	Boykin Lodging Co	1,268,550
67,500	*	Capital Automotive REIT	1,741,500
50,000	*	Corporate Office Properties
		Trust	1,313,000
35,000	*	iStar Financial, Inc	915,250
40,000	*	Keystone Property Trust	1,000,000
50,000	*	Kilroy Realty Corp	1,350,000
67,500	*	Kramont Realty Trust	1,843,425
87,500	*	LTC Properties, Inc	2,292,500

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	15,261,725

		TOTAL PREFERRED STOCK
		(Cost $14,457,250)	15,261,725

COMMON STOCK—91.38%
HOLDING AND OTHER INVESTMENT OFFICES—85.91%
610,000		Acadia Realty Trust	8,607,100
550,000		Affordable Residential
		Communities	10,175,000
75,000		Alexandria Real Estate
		Equities, Inc	4,725,000
20,000		AMB Property Corp	743,400
150,000		American Financial Realty
		Trust	2,542,500
167,200		Amerivest Properties, Inc	1,128,600
150,000		AMLI Residential
		Properties Trust	4,237,500
180,000		Apartment Investment &
		Management Co
		(Class A)	5,596,200
42,400		Ashford Hospitality Trust,
		Inc	432,056
250,000		Bimini Mortgage
		Management, Inc	3,750,000
99,200		Boston Properties, Inc	5,387,552
95,000		BRE Properties, Inc
		(Class A)	3,260,400
100,000		Capital Automotive REIT	3,531,000
150,000	*	Capital Lease Funding,
		Inc	1,923,000
120,000		CBL & Associates
		Properties, Inc	7,360,800
36,700		Chelsea Property Group,
		Inc	2,309,898
125,000		Corporate Office
		Properties Trust	3,125,000
136,426		Duke Realty Corp	4,736,711

300,000		Equity Office Properties
		Trust	$ 8,667,000
141,100		Equity Residential	4,211,835
38,000		Essex Property Trust, Inc	2,489,000
697,778	*	Falcon Financial
		Investment Trust	6,482,358
402,174		Glenborough Realty Trust,
		Inc	8,988,589
50,000		Heritage Property
		Investment Trust	1,555,000
55,100	*	Highland Hospitality Corp	645,772
249,550		Home Properties, Inc	10,169,162
20,000	*	Hospitality Properties
		Trust	552,800
101,000	*	Host Marriott Corp	1,290,780
120,000		Keystone Property Trust	2,917,200
119,000		Kimco Realty Corp	6,066,620
76,727		LaSalle Hotel Properties	1,810,757
250,000		Lexington Corporate
		Properties Trust	5,447,500
496,720		Luminent Mortgage
		Capital, Inc	7,028,588
127,700		Macerich Co	6,883,030
42,609		Manufactured Home
		Communities, Inc	1,504,098
200,000	*	Meristar Hospitality Corp	1,390,000
100,000		MFA Mortgage
		Investments, Inc	1,010,000
920,000		Monmouth REIT (Class A)	8,151,200
154,050		Municipal Mortgage &
		Equity LLC	3,956,004
60,000		New Plan Excel Realty
		Trust	1,641,000
558,333		Omega Healthcare
		Investors, Inc	6,069,080
220,000		Origen Financial, Inc	2,200,000
8,261		Parkway Properties, Inc	386,202
100,000		Post Properties, Inc	2,880,000
237,300		Prologis	8,511,951
122,100		Public Storage, Inc	5,941,386
60,000		Ramco-Gershenson
		Properties	1,692,000
150,000		Reckson Associates
		Realty Corp	4,221,000
62,400		Regency Centers Corp	2,915,952
241,000		Rouse Co	12,917,600
140,000		Shurgard Storage Centers,
		Inc (Class A)	5,586,000
169,826		Simon Property Group, Inc	9,924,631
4,600		SL Green Realty Corp	219,420
225,000		Spirit Financial Corp	2,250,000
427,290	*	Sunset Financial
		Resources, Inc	5,405,218

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 264

Statement of Investments (Unaudited) - Real Estate Securities Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
56,609		Taubman Centers, Inc	$ 1,424,848
65,000		Thornburg Mortgage, Inc	2,021,500
48,300		United Dominion Realty
		Trust, Inc	947,646
242,227		Ventas, Inc	6,656,398
163,500		Vornado Realty Trust	9,888,480
120,000		Weingarten Realty
		Investors	4,152,000
42,700		Windrose Medical
		Properties Trust	531,188
120,622		Winston Hotels, Inc	1,271,356

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	264,443,866

HOTELS AND OTHER LODGING PLACES—4.42%
200,000		Fairmont Hotels & Resorts,
		Inc	5,030,000
305,000		Hilton Hotels Corp	4,956,250
309,000	*	Interstate Hotels &
		Resorts, Inc	1,823,100
100,000		Orient-Express Hotels Ltd
		(Class A)	1,789,000

		TOTAL HOTELS AND OTHER
		LODGING PLACES	13,598,350

REAL ESTATE—1.05%
80,000		St. Joe Co	3,255,200

		TOTAL REAL ESTATE	3,255,200

		TOTAL COMMON STOCK
		(Cost $264,128,807)	281,297,416

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—3.51%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—3.51%
	Federal Farm Credit
	Banks (FFCB)
$10,800,000	0.97%,04/01/04	$ 10,799,709

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	10,799,709

	TOTAL SHORT TERM INVESTMENTS
	(Cost $10,800,000)	10,799,709

	TOTAL PORTFOLIO—99.85%
	(Cost $289,386,057)	307,358,850
	OTHER ASSETS &
	LIABILITIES, NET—
	0.15%	464,372

	NET ASSETS—100.00%	$307,823,222

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

265 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

Summary by Industry
	VALUE	%

PREFERRED STOCK
Electric, Gas, and Sanitary Services	$ 2,327	0.00%

TOTAL PREFERRED STOCK (Cost $1,804)	2,327	0.00

COMMON STOCK
Amusement and Recreation Services	17,613	0.02
Apparel and Accessory Stores	431,232	0.50
Apparel and Other Textile Products	204,760	0.24
Auto Repair, Services and Parking	14,090	0.02
Automotive Dealers and Service Stations	66,403	0.08
Building Materials and Garden Supplies	1,298,501	1.50
Business Services	5,077,411	5.86
Chemicals and Allied Products	8,292,477	9.56
Communications	4,266,908	4.92
Depository Institutions	9,150,142	10.55
Eating and Drinking Places	755,834	0.87
Educational Services	186,674	0.22
Electric, Gas, and Sanitary Services	4,202,437	4.85
Electronic and Other Electric Equipment	5,107,679	5.89
Engineering and Management Services	567,878	0.66
Fabricated Metal Products	965,375	1.11
Food and Kindred Products	3,223,415	3.72
Food Stores	579,212	0.67
Furniture and Fixtures	451,988	0.52
Furniture and Homefurnishings Stores	292,813	0.34
General Building Contractors	277,155	0.32
General Merchandise Stores	1,283,590	1.48
Health Services	385,522	0.44
Holding and Other Investment Offices	2,667,217	3.08
Hotels and Other Lodging Places	113,393	0.13
Industrial Machinery and Equipment	7,673,583	8.85
Instruments and Related Products	3,009,367	3.47
Insurance Agents, Brokers and Service	697,048	0.80
Insurance Carriers	4,683,565	5.40
Leather and Leather Products	76,815	0.09
Lumber and Wood Products	7,420	0.01
Metal Mining	118,354	0.14
Miscellaneous Manufacturing Industries	219,452	0.25
Miscellaneous Retail	1,231,535	1.42

Motion Pictures	$ 1,661,828	1.92%
Nondepository Institutions	3,688,040	4.25
Nonmetallic Minerals, Except Fuels	103,824	0.12
Oil and Gas Extraction	2,501,447	2.89
Paper and Allied Products	683,414	0.79
Personal Services	7,707	0.01
Petroleum and Coal Products	473,625	0.55
Primary Metal Industries	734,424	0.85
Printing and Publishing	823,900	0.95
Railroad Transportation	272,030	0.31
Real Estate	2,879	0.00
Rubber And Miscellaneous Plastics Products	82,788	0.09
Security and Commodity Brokers	1,714,791	1.98
Special Trade Contractors	2,280	0.00
Stone, Clay, and Glass Products	149,102	0.17
Transportation by Air	530,992	0.61
Transportation Equipment	859,125	0.99
Transportation Services	55,563	0.06
Trucking and Warehousing	497,889	0.57
Wholesale Trade-Durable Goods	2,311,352	2.67
Wholesale Trade-Nondurable Goods	1,138,070	1.31

TOTAL COMMON STOCK (Cost $82,065,248)	85,891,928	99.07

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	619,983	0.72

TOTAL SHORT TERM INVESTMENTS (Cost $619,983)	619,983	0.72

TOTAL PORTFOLIO (Cost $82,687,035)	86,514,238	99.79
OTHER ASSETS & LIABILITIES, NET	186,076	0.21

NET ASSETS	$86,700,314	100.00%

____________________________

SHARES			VALUE

PREFERRED STOCK—0.00%
ELECTRIC, GAS, AND SANITARY SERVICES—0.00%
916	*	NiSource, Inc (Sails)	$ 2,327

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	2,327

		TOTAL PREFERRED STOCK
		(Cost $1,804)	2,327

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 266

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

COMMON STOCK—99.07%
AMUSEMENT AND RECREATION SERVICES—0.02%
570	*	Gaylord Entertainment Co	$ 17,613

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	17,613

APPAREL AND ACCESSORY STORES—0.50%
300	*	Chico’s FAS, Inc	13,920
800		Foot Locker, Inc	20,640
7,300		Gap, Inc	160,016
1,000		Nordstrom, Inc	39,900
1,200		Ross Stores, Inc	36,732
6,400		TJX Cos, Inc	157,184
1,018	*	Wilsons The Leather Experts,
		Inc	2,840

		TOTAL APPAREL AND
		ACCESSORY STORES	431,232

APPAREL AND OTHER TEXTILE PRODUCTS—0.24%
1,900	*	Collins & Aikman Corp	10,450
100	*	Columbia Sportswear Co	5,544
1,276		Liz Claiborne, Inc	46,816
100		Phillips-Van Heusen Corp	1,850
3,000		VF Corp	140,100

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	204,760

AUTO REPAIR, SERVICES AND PARKING—0.02%
160		Central Parking Corp	3,213
161	*	Midas, Inc	3,131
200		Ryder System, Inc	7,746

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	14,090

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.08%
500	*	Autozone, Inc	42,985
802	*	Carmax, Inc	23,418

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	66,403

BUILDING MATERIALS AND GARDEN SUPPLIES—1.50%
200		Fastenal Co	10,738
22,600		Home Depot, Inc	844,336
7,900		Lowe’s Cos	443,427

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	1,298,501

BUSINESS SERVICES—5.86%
3,000	*	3Com Corp	21,180

1,375		Adobe Systems, Inc	$ 54,216
1,567	*	APAC Customer Services,
		Inc	4,623
1,200	*	Ariba, Inc	3,384
200	*	Aspect Communications
		Corp	3,134
200	*	Aspen Technology, Inc	1,634
9,100		Automatic Data Processing,
		Inc	382,200
1,600	*	BEA Systems, Inc	20,416
700	*	Bisys Group, Inc	11,732
1,000	*	BMC Software, Inc	19,550
1,100	*	Brocade Communications
		Systems, Inc	7,326
1,600	*	Cadence Design Systems,
		Inc	23,584
1,100	*	Ceridian Corp	21,681
400		Certegy, Inc	14,008
100	*	Checkfree Corp	2,946
559	*	Ciber, Inc	6,149
500	*	Citrix Systems, Inc	10,810
1,100	*	CNET Networks, Inc	11,363
567	*	Cognizant Technology
		Solutions Corp	25,657
2,326	*	Computer Horizons Corp	10,002
2,385	*	Compuware Corp	17,768
1,500	*	Convergys Corp	22,800
200	*	CSG Systems International,
		Inc	3,436
300		Deluxe Corp	12,030
1,200	*	DST Systems, Inc	54,420
600	*	Dun & Bradstreet Corp	32,100
100	*	Earthlink, Inc	886
500	*	eFunds Corp	8,200
1,714	*	Electronic Arts, Inc	92,487
7,312		Electronic Data Systems
		Corp	141,487
300		Fair Isaac Corp	10,824
2,300	*	Fiserv, Inc	82,271
215	*	Getty Images, Inc	11,606
1,003	*	GSI Commerce, Inc	10,180
700		Henry (Jack) & Associates,
		Inc	13,482
1,000	*	Homestore, Inc	4,230
191	*	ICT Group, Inc	2,559
285	*	iGate Corp	1,986
2,588		IMS Health, Inc	60,197
1,300	*	Intuit, Inc	58,344
966	*	Iron Mountain, Inc	43,113
2,789	*	Juniper Networks, Inc	72,542
700	*	Lamar Advertising Co	28,154
400		Manpower, Inc	18,600
400	*	Mercury Interactive Corp	17,920

267 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
78,300		Microsoft Corp	$ 1,955,151
1,115	*	Monster Worldwide, Inc	29,213
500	*	National Processing, Inc	9,500
300	*	NCR Corp	13,218
200	*	NetScreen Technologies, Inc	7,286
1,678	*	NIC, Inc	10,135
2,400	*	Novell, Inc	27,312
852	*	Nuance Communications,
		Inc	5,581
2,600		Omnicom Group, Inc	208,650
34,300	*	Oracle Corp	411,943
227	*	PalmSource, Inc	4,125
400	*	PDI, Inc	10,116
1,752	*	Peoplesoft, Inc	32,394
700	*	Perot Systems Corp
		(Class A)	9,310
400	*	Pixar	25,784
277	*	Portal Software, Inc	1,867
800	*	Red Hat, Inc	18,288
700	*	Retek, Inc	5,292
1,093	*	Robert Half International,
		Inc	25,817
172	*	Scansoft, Inc	961
2,400	*	Siebel Systems, Inc	27,624
1,308	*	Spherion Corp	13,381
31,800	*	Sun Microsystems, Inc	132,288
3,500	*	SunGard Data Systems, Inc	95,900
2,400	*	Symantec Corp	111,120
600	*	Synopsys, Inc	17,376
500	*	TeleTech Holdings, Inc	3,130
1,800		Total System Services, Inc	37,926
397	*	Trizetto Group, Inc	3,077
1,900	*	Unisys Corp	27,132
1,600	*	VeriSign, Inc	26,544
3,154	*	Veritas Software Corp	84,874
225	*	Vitria Technology, Inc	1,323
4,251	*	Yahoo!, Inc	206,556

		TOTAL BUSINESS SERVICES	5,077,411

CHEMICALS AND ALLIED PRODUCTS—9.56%
622	*	Abgenix, Inc	8,266
780	*	Able Laboratories, Inc	15,233
300	*	Adolor Corp	4,509
4,100		Air Products & Chemicals,
		Inc	205,492
100	*	Alexion Pharmaceuticals,
		Inc	2,376
200	*	Alkermes, Inc	3,198
3,200		Allergan, Inc	269,312
2,200		Alpharma, Inc (Class A)	43,142
13,613	*	Amgen, Inc	791,868

700	*	Amylin Pharmaceuticals,
		Inc	$ 16,583
1,600	*	Andrx Corp	43,520
1,200	*	Aphton Corp	5,640
800	*	Atrix Laboratories, Inc	20,400
1,043	*	Avant Immunotherapeutics,
		Inc	2,628
1,800		Avery Dennison Corp	111,978
379	*	AVI BioPharma, Inc	1,148
1,800		Avon Products, Inc	136,566
2,025	*	Barr Pharmaceuticals, Inc	92,948
1,422	*	Benthley Pharmaceuticals,
		Inc	17,078
2,811	*	Biogen Idec, Inc	156,292
800	*	BioMarin Pharmaceutical,
		Inc	6,016
900	*	Biopure Corp	1,422
408	*	Biosite, Inc	13,044
1,300	*	Bone Care International,
		Inc	26,000
500	*	Bradley Pharmaceuticals,
		Inc	12,590
800		Cabot Corp	26,240
400	*	Cell Therapeutics, Inc	3,384
200	*	Cephalon, Inc	11,462
612	*	Chattem, Inc	15,863
466	*	Cima Labs, Inc	14,646
1,200		Clorox Co	58,692
5,500		Colgate-Palmolive Co	303,050
1,842	*	Collagenex
		Pharmaceuticals, Inc	24,535
1,300	*	Columbia Laboratories, Inc	6,435
400	*	Cubist Pharmaceuticals,
		Inc	3,680
203	*	Dendreon Corp	2,700
1,400		Diagnostic Products Corp	60,620
282	*	Digene Corp	9,690
1,376	*	Dov Pharmaceutical, Inc	21,356
6,334	*	Durect Corp	21,536
3,000		Ecolab, Inc	85,590
1,763	*	Encysive Pharmaceuticals,
		Inc	18,124
135	*	Enzon, Inc	2,083
1,100	*	Eon Labs, Inc	73,788
300	*	EPIX Medical, Inc	6,225
3,892	*	First Horizon
		Pharmaceutical	61,338
4,935	*	Forest Laboratories, Inc	353,445
282	*	Genta, Inc	2,961
2,320	*	Genzyme Corp	109,133
500	*	Geron Corp	4,700
1,957	*	Gilead Sciences, Inc	109,142
12,400		Gillette Co	484,840

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 268

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,333	*	GTC Biotherapeutics, Inc	$ 2,933
1,400	*	Guilford Pharmaceuticals,
		Inc	10,122
300		H.B. Fuller Co	8,532
800	*	Hi-Tech Pharmacal Co, Inc	15,640
1,120	*	Hollis-Eden
		Pharmaceuticals	10,808
1,205	*	Human Genome Sciences,
		Inc	15,099
500	*	ICOS Corp	18,525
1,200	*	Idexx Laboratories, Inc	68,244
814	*	Ilex Oncology, Inc	19,471
800	*	Immunogen, Inc	5,376
933	*	Immunomedics, Inc	3,779
1,828	*	Impax Laboratories, Inc	40,892
1,300	*	Indevus Pharmaceuticals,
		Inc	7,865
47		International Flavors &
		Fragrances, Inc	1,669
657	*	Inverness Medical
		Innovations, Inc	12,023
300	*	Invitrogen Corp	21,507
1,150	*	Isis Pharmaceuticals, Inc	8,924
3,600	*	IVAX Corp	81,972
4,000	*	King Pharmaceuticals, Inc	67,360
1,150	*	KV Pharmaceutical Co
		(Class A)	28,244
1,483	*	La Jolla Pharmaceutical Co	4,093
300	*	Lannett Co, Inc	5,010
596	*	Ligand Pharmaceuticals,
		Inc (Class B)	11,980
800	*	Martek Biosciences Corp	45,600
830	*	Medarex, Inc	7,445
1,600		Medicis Pharmaceutical
		Corp (Class A)	64,000
2,141	*	MedImmune, Inc	49,414
26,142		Merck & Co, Inc	1,155,215
783		Meridian Bioscience, Inc	7,980
100	*	MGI Pharma, Inc	6,126
2,700	*	Millennium
		Pharmaceuticals, Inc	45,630
5,925		Mylan Laboratories, Inc	134,675
1,200	*	Nabi Biopharmaceuticals	18,660
800	*	Nektar Therapeutics	17,264
500	*	Neose Technologies, Inc	4,700
100	*	Neurocrine Biosciences, Inc	5,910
1,029	*	Noven Pharmaceuticals, Inc	22,093
100	*	NPS Pharmaceuticals, Inc	2,855
1,000	*	Nuvelo, Inc	12,560
100	*	OraSure Technologies, Inc	1,036
243	*	OSI Pharmaceuticals, Inc	9,331

3,070	*	Pain Therapeutics, Inc	$ 21,337
4,552	*	Palatin Technologies, Inc	18,982
1,500	*	Penwest Pharmaceuticals
		Co	21,915
3,500	*	Peregrine Pharmaceuticals,
		Inc	8,575
651	*	Pharmaceutical Resources,
		Inc	37,016
1,000	*	Pozen, Inc	13,820
1,800	*	Praecis Pharmaceuticals,
		Inc	10,638
5,500		Praxair, Inc	204,160
14,601		Procter & Gamble Co	1,531,353
700	*	Progenics Pharmaceuticals	13,300
600	*	Protein Design Labs, Inc	14,292
3,200		Rohm & Haas Co	127,488
870	*	Salix Pharmaceuticals Ltd	25,247
500	*	Sepracor, Inc	24,050
280	*	Serologicals Corp	5,712
800		Sigma-Aldrich Corp	44,272
887	*	SuperGen, Inc	11,354
300	*	Tanox, Inc	4,467
495	*	Third Wave Technologies,
		Inc	2,282
1,282	*	Unifi, Inc	5,679
400	*	USANA Health Sciences, Inc	9,332
1,527	*	Vertex Pharmaceuticals, Inc	14,384
299	*	Vicuron Pharmaceuticals,
		Inc	6,802
2,500	*	Watson Pharmaceuticals,
		Inc	106,975
700		Wellman, Inc	5,845
1,303	*	Zymogenetics, Inc	20,131

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	8,292,477

COMMUNICATIONS—4.92%
2,100		Alltel Corp	104,769
7,936		AT&T Corp	155,308
14,986	*	AT&T Wireless Services, Inc	203,959
3,560	*	Avaya, Inc	56,533
18,400		BellSouth Corp	509,496
1,200	*	Cablevision Systems Corp
		(Class A)	27,456
200		CenturyTel, Inc	5,498
15,672	*	Comcast Corp (Class A)	450,413
4,600	*	Comcast Corp (Special
		Class A)	128,248
500	*	Foundry Networks, Inc	8,585
1,300	*	Infonet Services Corp
		(Class B)	2,587
4,662	*	InterActiveCorp	147,273
35,011	*	Lucent Technologies, Inc	143,895

269 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
400	*	Mastec, Inc	$ 3,788
5,264	*	Nextel Communications, Inc
		(Class A)	130,179
571	*	NTL, Inc	33,946
200	*	Pegasus Communications
		Corp	7,668
36,000		SBC Communications, Inc	883,440
7,800		Sprint Corp (FON Group)	143,754
3,000	*	Sprint Corp (PCS Group)	27,600
900	*	UnitedGlobalcom, Inc
		(Class A)	7,641
1,400	*	Univision Communications,
		Inc (Class A)	46,214
27,400		Verizon Communications,
		Inc	1,001,196
100	*	West Corp	2,490
1,249	*	XM Satellite Radio
		Holdings, Inc	34,972

		TOTAL COMMUNICATIONS	4,266,908

DEPOSITORY INSTITUTIONS—10.55%
1,700		AmSouth Bancorp	39,967
17,189		Bank Of America Corp	1,391,965
14,800		Bank One Corp	806,896
7,700		BB&T Corp	271,810
745		Charter One Financial, Inc	26,343
1,300		Comerica, Inc	70,616
7,100		Fifth Third Bancorp	393,127
12,900		FleetBoston Financial Corp	579,210
1,900		Golden West Financial Corp	212,705
750		Greenpoint Financial Corp	32,783
300		IndyMac Bancorp, Inc	10,887
25,200		J.P. Morgan Chase & Co	1,057,140
5,000		KeyCorp	151,450
3,600		Mellon Financial Corp	112,644
8,031		National City Corp	285,743
2,333		New York Community
		Bancorp, Inc	79,975
300		North Fork Bancorp, Inc	12,696
1,500		Northern Trust Corp	69,885
500		People’s Bank	23,245
3,500		PNC Financial Services
		Group, Inc	193,970
1,700		Regions Financial Corp	62,084
1,400		Sovereign Bancorp, Inc	29,988
3,300		State Street Corp	172,029
3,300		SunTrust Banks, Inc	230,043
1,800		Synovus Financial Corp	44,010
29,600		U.S. Bancorp	818,440
800		Union Planters Corp	23,880
200		UnionBanCal Corp	10,478
17,200		Wachovia Corp	808,400

19,900		Wells Fargo & Co	$ 1,127,733

		TOTAL DEPOSITORY
		INSTITUTIONS	9,150,142

EATING AND DRINKING PLACES—0.87%
300		Applebee’s International,
		Inc	12,405
1,950		Darden Restaurants, Inc	48,341
20,374		McDonald’s Corp	582,085
900		Outback Steakhouse, Inc	43,830
1,700		Wendy’s International, Inc	69,173

		TOTAL EATING AND
		DRINKING PLACES	755,834

EDUCATIONAL SERVICES—0.22%
1,819	*	Apollo Group, Inc (Class A)	156,634
500	*	Career Education Corp	28,320
49	*	Sylvan Learning Systems,
		Inc	1,720

		TOTAL EDUCATIONAL
		SERVICES	186,674

ELECTRIC, GAS, AND SANITARY SERVICES—4.85%
9,095	*	AES Corp	77,580
1,300		AGL Resources, Inc	37,726
9,400	*	Allegheny Energy, Inc	128,874
4,300		Allete, Inc	150,887
375		Aqua America, Inc	8,130
7,576	*	Aquila, Inc	35,683
400		Atmos Energy Corp	10,228
4,433		Avista Corp	83,872
2,400		Black Hills Corp	76,488
811	*	Casella Waste Systems, Inc
		(Class A)	11,792
900		Chesapeake Utilities Corp	23,058
100	*	Citizens Communications
		Co	1,294
7,407		Cleco Corp	140,955
300		Connecticut Water Service,
		Inc	8,490
10,200		DPL, Inc	191,250
3,100		Empire District Electric Co	70,215
200		Energen Corp	8,250
3,800		Equitable Resources, Inc	168,796
4,500		Hawaiian Electric Industries,
		Inc	233,280
5,000		Idacorp, Inc	149,500
6,100		KeySpan Corp	233,142
6,500		Kinder Morgan, Inc	409,630
2,224		MGE Energy, Inc	68,610
4,100		National Fuel Gas Co	100,860
200		New Jersey Resources Corp	7,560
800		Nicor, Inc	28,184

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 270

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
13,807		NiSource, Inc	$ 293,399
12,200		OGE Energy Corp	322,568
1,200		Otter Tail Corp	31,704
1,300		Peoples Energy Corp	58,045
12,700		Pepco Holdings, Inc	259,588
200		Piedmont Natural Gas Co,
		Inc	8,444
10,500		Puget Energy, Inc	234,885
3,200		Questar Corp	116,608
890		Resource America, Inc
		(Class A)	16,465
1,100		SEMCO Energy, Inc	6,226
4,922	*	Sierra Pacific Resources	36,423
116	*	Southern Union Co	2,189
200	*	Stericycle, Inc	9,572
100		UGI Corp	3,292
3,627		Unisource Energy Corp	89,115
300	*	Waste Connections, Inc	11,940
1,700		Western Gas Resources, Inc	86,445
1,500		WGL Holdings, Inc	45,150
11,081		Williams Cos, Inc	106,045

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	4,202,437

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—5.89%
6,200	*	ADC Telecommunications,
		Inc	17,980
260	*	Advanced Fibre
		Communications, Inc	5,728
2,900	*	Advanced Micro Devices,
		Inc	47,067
174	*	Agere Systems, Inc
		(Class A)	559
8,400	*	Agere Systems, Inc
		(Class B)	26,208
2,400	*	Altera Corp	49,080
2,293		American Power Conversion
		Corp	52,762
3,400		Ametek, Inc	87,176
800	*	Amkor Technology, Inc	11,704
3,200		Analog Devices, Inc	153,632
440	*	Arris Group, Inc	4,048
953	*	Artesyn Technologies, Inc	9,073
1,497	*	Avanex Corp	6,467
1,634		AVX Corp	26,945
500		Baldor Electric Co	11,490
1,665	*	Broadcom Corp (Class A)	65,218
462	*	C-COR.net Corp	6,477
1,055	*	Ceva, Inc	9,923

4,000	*	CIENA Corp	$ 19,880
1,100	*	Comverse Technology, Inc	19,954
800	*	Conexant Systems, Inc	4,928
3,764	*	Corvis Corp	7,227
100	*	Cree, Inc	2,230
100	*	Cypress Semiconductor
		Corp	2,047
9,500		Emerson Electric Co	569,240
400	*	Energizer Holdings, Inc	18,676
1,000	*	Finisar Corp	2,180
700		Harman International
		Industries, Inc	55,720
200	*	Harmonic, Inc	1,930
1,000		Hubbell, Inc (Class B)	40,130
55,700		Intel Corp	1,515,040
100	*	International Rectifier Corp	4,599
500		Intersil Corp (Class A)	11,145
826	*	InterVoice, Inc	13,935
1,141	*	Jabil Circuit, Inc	33,580
13,039	*	JDS Uniphase Corp	53,069
497	*	Kemet Corp	7,127
355		LSI Industries, Inc	4,317
2,500	*	LSI Logic Corp	23,350
2,800		Maxim Integrated Products,
		Inc	131,852
352	*	McData Corp (Class A)	2,478
1,100		Microchip Technology, Inc	29,216
4,747	*	Micron Technology, Inc	79,322
2,554		Molex, Inc	77,616
21,600		Motorola, Inc	380,160
3,600	*	MRV Communications, Inc	11,988
617	*	Mykrolis Corp	8,798
1,100	*	National Semiconductor
		Corp	48,873
800	*	Novellus Systems, Inc	25,432
600	*	Nvidia Corp	15,894
1,157	*	Optical Communication
		Products, Inc	3,807
500	*	PMC-Sierra, Inc	8,485
300	*	Polycom, Inc	6,369
3,000	*	Proxim Corp (Class A)	5,310
300	*	QLogic Corp	9,903
6,812		Qualcomm, Inc	452,453
600	*	Rambus, Inc	16,818
500	*	RF Micro Devices, Inc	4,230
1,200		Scientific-Atlanta, Inc	38,808
8,055	*	Sirius Satellite Radio, Inc	27,387
600	*	Skyworks Solutions, Inc	6,996
900	*	Sonus Networks, Inc	3,339
400	*	Stratex Networks, Inc	1,900
2,000	*	Sycamore Networks, Inc	8,160
4,286	*	Tellabs, Inc	36,988

271 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,700	*	Terayon Communication
		Systems, Inc	$ 5,814
15,900		Texas Instruments, Inc	464,598
886		Thomas & Betts Corp	19,333
1,613	*	Three-Five Systems, Inc	10,565
400	*	Utstarcom, Inc	11,504
1,475	*	Vishay Intertechnology, Inc	31,477
200		Whirlpool Corp	13,774
2,600	*	Xilinx, Inc	98,800
1,900	*	Zhone Technologies, Inc	7,391

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	5,107,679

ENGINEERING AND MANAGEMENT SERVICES—0.66%
207	*	aaiPharma, Inc	1,372
173	*	Affymetrix, Inc	5,839
600	*	Antigenics, Inc	6,396
600	*	Applera Corp (Celera
		Genomics Group)	8,706
1,293	*	Ariad Pharmaceuticals, Inc	12,232
1,600	*	BearingPoint, Inc	17,152
967	*	Ciphergen Biosystems, Inc	8,055
100	*	Covance, Inc	3,444
1,013	*	CuraGen Corp	6,321
100	*	CV Therapeutics, Inc	1,513
1,700	*	Decode Genetics, Inc	18,020
172	*	Exult, Inc	1,072
130	*	Gartner, Inc (Class B)	1,489
964	*	Gene Logic, Inc	4,868
200	*	Gen-Probe, Inc	6,682
2,093	*	Incyte Corp	17,393
708	*	Kosan Biosciences, Inc	7,484
570	*	Lexicon Genetics, Inc	3,574
500	*	Luminex Corp	4,525
2,200		Moody’s Corp	155,760
5,300		Paychex, Inc	188,680
100	*	Pharmaceutical Product
		Development, Inc	2,979
469	*	Regeneron
		Pharmaceuticals, Inc	6,369
1,100	*	Savient Pharmaceuticals,
		Inc	4,158
1,600	*	Seattle Genetics, Inc	13,536
200	*	Telik, Inc	5,368
869	*	Transkaryotic Therapies, Inc	14,912
431	*	TRC Cos, Inc	8,064
1,300	*	Tularik, Inc	31,915

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	567,878

FABRICATED METAL PRODUCTS—1.11%
3,700	*	Crown Holdings, Inc	$ 34,484
1,300		Harsco Corp	59,150
6,200		Illinois Tool Works, Inc	491,226
8,200		Masco Corp	249,608
1,599		Material Sciences Corp	17,589
300	*	Shaw Group, Inc	3,252
700		Snap-On, Inc	22,638
1,700		Stanley Works	72,556
1,365	*	Tower Automotive, Inc	6,880
400		Valmont Industries, Inc	7,992

		TOTAL FABRICATED METAL
		PRODUCTS	965,375

FOOD AND KINDRED PRODUCTS—3.72%
2,200		Campbell Soup Co	59,994
25,800		Coca-Cola Co	1,297,740
1,300		Coca-Cola Enterprises, Inc	31,421
3,800		General Mills, Inc	177,384
4,200		H.J. Heinz Co	156,618
1,400		Hershey Foods Corp	115,990
3,300		Kellogg Co	129,492
500		Pepsi Bottling Group, Inc	14,875
20,500		PepsiCo, Inc	1,103,925
2,300		Wrigley (Wm.) Jr Co	135,976

		TOTAL FOOD AND KINDRED
		PRODUCTS	3,223,415

FOOD STORES—0.67%
5,800		Albertson’s, Inc	128,470
8,600	*	Kroger Co	143,104
1,100	*	Pathmark Stores, Inc	8,778
4,200	*	Safeway, Inc	86,436
5,607	*	Starbucks Corp	211,664
100	*	Winn-Dixie Stores, Inc	760

		TOTAL FOOD STORES	579,212

FURNITURE AND FIXTURES—0.52%
1,400		Hillenbrand Industries, Inc	95,046
4,100		Johnson Controls, Inc	242,515
900		Lear Corp	55,764
1,300		Leggett & Platt, Inc	30,823
1,200		Newell Rubbermaid, Inc	27,840

		TOTAL FURNITURE AND
		FIXTURES	451,988

FURNITURE AND HOMEFURNISHINGS STORES—0.34%
2,500	*	Bed Bath & Beyond, Inc	104,400
2,400		Best Buy Co, Inc	124,128
1,553		Circuit City Stores, Inc
		(Circuit City Group)	17,549
1,100		RadioShack Corp	36,476

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 272

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—(Continued)
300	*	Williams-Sonoma, Inc	$ 10,260

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	292,813

GENERAL BUILDING CONTRACTORS—0.32%
1,200		Centex Corp	64,872
2,050		D.R. Horton, Inc	72,632
200		KB Home	16,160
1,200		Lennar Corp (Class A)	64,836
60		Lennar Corp (Class B)	3,055
1,000		Pulte Homes, Inc	55,600

		TOTAL GENERAL BUILDING
		CONTRACTORS	277,155

GENERAL MERCHANDISE STORES—1.48%
400	*	Big Lots, Inc	5,800
5,070	*	Costco Wholesale Corp	190,429
2,100		Dollar General Corp	40,320
567	*	Dollar Tree Stores, Inc	17,515
1,300		Family Dollar Stores, Inc	46,735
2,500		J.C. Penney Co, Inc	86,950
2,743	*	Kohl’s Corp	132,569
4,600		May Department Stores Co	159,068
200		Neiman Marcus Group, Inc
		(Class A)	10,788
500		Saks, Inc	8,800
2,600		Sears Roebuck & Co	111,696
10,500		Target Corp	472,920

		TOTAL GENERAL
		MERCHANDISE STORES	1,283,590

HEALTH SERVICES—0.44%
100	*	Accredo Health, Inc	3,810
100	*	Apria Healthcare Group, Inc	2,994
3,367	*	Caremark Rx, Inc	111,953
300	*	Coventry Health Care, Inc	12,699
300	*	DaVita, Inc	14,325
500	*	Express Scripts, Inc	37,295
800	*	First Health Group Corp	17,488
2,700		Health Management
		Associates, Inc (Class A)	62,667
162	*	LifePoint Hospitals, Inc	5,239
800	*	Lincare Holdings, Inc	25,136
900		Manor Care, Inc	31,761
200	*	NeighborCare, Inc	4,850
200	*	Option Care, Inc	2,278
800	*	Orthodontic Centers of
		America, Inc	6,320
762	*	Specialty Laboratories, Inc	8,230
800	*	Triad Hospitals, Inc	24,656

300		Universal Health Services,
		Inc (Class B)	$ 13,821

		TOTAL HEALTH SERVICES	385,522

HOLDING AND OTHER INVESTMENT OFFICES—3.08%
5,090		Allied Capital Corp	154,176
4,758		Archstone-Smith Trust	140,409
500		AvalonBay Communities,
		Inc	26,790
600		Boston Properties, Inc	32,586
200		CarrAmerica Realty Corp	6,780
1,000		Crescent Real Estate
		Equities Co	17,970
1,790		Duke Realty Corp	62,149
11,600		Equity Office Properties
		Trust	335,124
7,113		Equity Residential	212,323
200	*	FelCor Lodging Trust, Inc	2,084
500		Fremont General Corp	15,300
500		Friedman Billings Ramsey
		Group, Inc	13,495
2,100		General Growth Properties,
		Inc	73,815
800		Health Care Property
		Investors, Inc	22,640
200		Highwoods Properties, Inc	5,242
500		Hospitality Properties Trust	23,200
2,000		HRPT Properties Trust	22,600
600		iStar Financial, Inc	25,380
1,400		Kimco Realty Corp	71,372
200		Liberty Property Trust	9,000
700	*	Meristar Hospitality Corp	4,865
1,400		MFA Mortgage Investments,
		Inc	14,140
643		New Plan Excel Realty Trust	17,586
4,200		Plum Creek Timber Co, Inc	136,416
300		Popular, Inc	12,930
2,800		Prologis	100,436
1,738		Public Storage, Inc	84,571
400		Rouse Co	21,440
4,000		Simon Property Group, Inc	233,760
2,000		Vornado Realty Trust	120,960
14,800		Washington Mutual, Inc	632,108
450		Weingarten Realty Investors	15,570

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	2,667,217

HOTELS AND OTHER LODGING PLACES—0.13%
600	*	Boca Resorts, Inc (Class A)	10,470
500		Choice Hotels International,
		Inc	22,370
2,000		Extended Stay America, Inc	38,740

273 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES—(Continued)
700		Marcus Corp	$ 12,145
2,607	*	Prime Hospitality Corp	29,668

		TOTAL HOTELS AND OTHER
		LODGING PLACES	113,393

INDUSTRIAL MACHINERY AND EQUIPMENT—8.85%
12,000		3M Co	982,440
700		Alamo Group, Inc	12,173
900	*	American Standard Cos, Inc	102,375
1,100		Ampco-Pittsburgh Corp	14,201
3,447	*	Apple Computer, Inc	93,241
14,648	*	Applied Materials, Inc	313,174
179	*	Astec Industries, Inc	2,884
11,600		Baker Hughes, Inc	423,168
500		Black & Decker Corp	28,470
194	*	Brooks Automation, Inc	4,070
56,300	*	Cisco Systems, Inc	1,324,176
200	*	Cooper Cameron Corp	8,810
700		Cummins, Inc	40,915
3,200		Deere & Co	221,792
21,700	*	Dell, Inc	729,554
600		Diebold, Inc	28,872
200		Donaldson Co, Inc	5,306
22,300	*	EMC Corp	303,503
400	*	Emulex Corp	8,516
3,600	*	Gateway, Inc	19,008
1,500	*	Global Power Equipment
		Group, Inc	12,630
1,200		Graco, Inc	34,932
900	*	Grant Prideco, Inc	13,950
30,188		Hewlett-Packard Co	689,494
940	*	InFocus Corp	8,789
257	*	Interland, Inc	1,061
15,306		International Business
		Machines Corp	1,405,703
600	*	Lam Research Corp	15,126
1,100	*	Lexmark International, Inc	101,200
395		Lincoln Electric Holdings,
		Inc	11,119
700	*	Maxtor Corp	5,705
1,261	*	Milacron, Inc	4,376
1,200		Modine Manufacturing Co	31,272
2,300	*	Network Appliance, Inc	49,335
600		Nordson Corp	22,476
926	*	PalmOne, Inc	19,779
232		Pentair, Inc	13,688
5,200		Pitney Bowes, Inc	221,572
800	*	Quantum Corp	2,960
1,200	*	Sandisk Corp	34,044

2,031	*	Semitool, Inc	25,875
1,200	*	Smith International, Inc	$ 64,212
7,839	*	Solectron Corp	43,350
500		SPX Corp	22,740
400	*	Storage Technology Corp	11,132
1,900		Symbol Technologies, Inc	26,220
300	*	UNOVA, Inc	6,483
800	*	Western Digital Corp	8,984
6,300	*	Xerox Corp	91,791
100	*	Zebra Technologies Corp
		(Class A)	6,937

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	7,673,583

INSTRUMENTS AND RELATED PRODUCTS—3.47%
455	*	Advanced Medical Optics,
		Inc	11,102
400	*	Aksys Ltd	2,596
500	*	Align Technology, Inc	9,505
2,400		Applera Corp (Applied
		Biosystems Group)	47,472
400		Arrow International, Inc	11,956
500		Bard (C.R.), Inc	48,820
300		Bausch & Lomb, Inc	17,991
9,348		Baxter International, Inc	288,760
400		Beckman Coulter, Inc	21,816
3,800		Becton Dickinson & Co	184,224
3,210		Biomet, Inc	123,136
7,000	*	Boston Scientific Corp	296,660
638	*	Bruker BioSciences Corp	3,196
100	*	Cardiac Science, Inc	437
800	*	Cerus Corp	2,664
873	*	Closure Medical Corp	24,008
269	*	Concord Camera Corp	1,689
400	*	Credence Systems Corp	4,752
380	*	Cytyc Corp	8,455
600		Dentsply International, Inc	26,598
100	*	DJ Orthopedics, Inc	2,585
100	*	Edwards Lifesciences Corp	3,195
3,550		Guidant Corp	224,964
531	*	Input/Output, Inc	4,115
2,100	*	Invision Technologies, Inc	104,307
1,400	*	KLA-Tencor Corp	70,490
800	*	Lexar Media, Inc	13,248
13,500		Medtronic, Inc	644,625
200	*	Millipore Corp	10,276
247	*	MKS Instruments, Inc	5,930
551		Oakley, Inc	8,177
300	*	Orthologic Corp	2,325
1,200		PerkinElmer, Inc	24,828
1,700	*	St. Jude Medical, Inc	122,570
2,700		Stryker Corp	239,031

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 274

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
100	*	Techne Corp	$ 4,081
400		Tektronix, Inc	13,084
600		Teleflex, Inc	29,538
746	*	Theragenics Corp	4,013
300	*	Therasense, Inc	8,088
1,400	*	Thermo Electron Corp	39,592
500	*	TriPath Imaging, Inc	4,580
400	*	Varian Medical Systems, Inc	34,524
1,034	*	Vivus, Inc	6,276
800	*	Waters Corp	32,672
2,900	*	Zimmer Holdings, Inc	213,962
157	*	Zygo Corp	2,454

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	3,009,367

INSURANCE AGENTS, BROKERS AND SERVICE—0.80%
3,800		AON Corp	106,058
100		Brown & Brown, Inc	3,876
1,000		Gallagher (Arthur J.) & Co	32,570
9,700		Marsh & McLennan Cos, Inc	449,110
3,101	*	Medco Health Solutions, Inc	105,434

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	697,048

INSURANCE CARRIERS—5.40%
1,900		Aetna, Inc	170,468
5,800		Aflac, Inc	232,812
100		Ambac Financial Group, Inc	7,378
22,700		American International
		Group, Inc	1,619,645
1,518	*	Anthem, Inc	137,592
1,500		Chubb Corp	104,310
1,100		Cigna Corp	64,922
2,000		Cincinnati Financial Corp	86,900
500		Erie Indemnity Co (Class A)	24,130
152		Fidelity National Financial,
		Inc	6,055
3,000		Hartford Financial Services
		Group, Inc	191,100
800	*	Health Net, Inc	19,944
2,000	*	Humana, Inc	38,040
1,500		Jefferson-Pilot Corp	82,515
300		Leucadia National Corp	15,984
2,100		Lincoln National Corp	99,372
800		MBIA, Inc	50,160
100		MGIC Investment Corp	6,423
100	*	MONY Group, Inc	3,144
600		Oxford Health Plans, Inc	29,310
500	*	Pacificare Health Systems,
		Inc	19,775
700		Phoenix Cos, Inc	9,387

4,400		Principal Financial Group	$ 156,772
1,600		Progressive Corp	140,160
8,700		Prudential Financial, Inc	389,586
900		Safeco Corp	38,853
1,600		St. Paul Travelers Cos, Inc	64,016
9,800		Travelers Property Casualty
		Corp (Class B)	169,246
7,364		UnitedHealth Group, Inc	474,536
1,800		UnumProvident Corp	26,334
1,800	*	Wellpoint Health Networks,
		Inc	204,696

		TOTAL INSURANCE
		CARRIERS	4,683,565

LEATHER AND LEATHER PRODUCTS—0.09%
1,874	*	Coach, Inc	76,815

		TOTAL LEATHER AND
		LEATHER PRODUCTS	76,815

LUMBER AND WOOD PRODUCTS—0.01%
700	*	Champion Enterprises, Inc	7,420

		TOTAL LUMBER AND WOOD
		PRODUCTS	7,420

METAL MINING—0.14%
943	*	Cleveland-Cliffs, Inc	61,700
3,199		Royal Gold, Inc	56,654

		TOTAL METAL MINING	118,354

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.25%
986		Callaway Golf Co	18,714
800	*	K2, Inc	12,824
8,610		Mattel, Inc	158,768
300		Nautilus Group, Inc	4,725
597		Russ Berrie & Co, Inc	20,895
110	*	Steinway Musical
		Instruments, Inc	3,526

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	219,452

MISCELLANEOUS RETAIL—1.42%
1,548	*	Amazon.com, Inc	66,997
1,043	*	Blue Rhino Corp	17,668
4,100		CVS Corp	144,730
3,800	*	eBay, Inc	263,454
450	*	Marvel Enterprises, Inc	8,636
200		Michaels Stores, Inc	9,724
1,888	*	Office Depot, Inc	35,532
900		Omnicare, Inc	39,897
130	*	Overstock.com, Inc	4,014
684		Petsmart, Inc	18,646
4,659		Staples, Inc	118,292
700		Tiffany & Co	26,719

275 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS RETAIL—(Continued)
1,400	*	Toys ‘R’ Us, Inc	$ 23,520
12,200		Walgreen Co	401,990
1,408		World Fuel Services Corp	51,716

		TOTAL MISCELLANEOUS
		RETAIL	1,231,535

MOTION PICTURES—1.92%
29,456	*	Liberty Media Corp
		(Class A)	322,543
2,365	*	Metro-Goldwyn-Mayer, Inc	41,151
500		Regal Entertainment Group
		(Class A)	10,990
40,029	*	Time Warner, Inc	674,889
24,500		Walt Disney Co	612,255

		TOTAL MOTION PICTURES	1,661,828

NONDEPOSITORY INSTITUTIONS—4.25%
440		Advanta Corp (Class A)	7,374
2,340		American Capital Strategies
		Ltd	77,782
17,700		American Express Co	917,745
2,200		Capital One Financial Corp	165,946
1,100		CharterMac	27,258
2,810		CIT Group, Inc	106,921
1,525		Countrywide Financial Corp	146,248
12,315		Fannie Mae	915,620
9,100		Freddie Mac	537,446
14,750		MBNA Corp	407,543
500		MCG Capital Corp	10,095
308		Medallion Financial Corp	2,664
2,300	*	Providian Financial Corp	30,130
6,900		SLM Corp	288,765
300		Student Loan Corp	46,503

		TOTAL NONDEPOSITORY
		INSTITUTIONS	3,688,040

NONMETALLIC MINERALS, EXCEPT FUELS—0.12%
1,600		Amcol International Corp	27,920
1,600		Vulcan Materials Co	75,904

		TOTAL NONMETALLIC
		MINERALS, EXCEPT FUELS	103,824

OIL AND GAS EXTRACTION—2.89%
6,300		Anadarko Petroleum Corp	326,718
8,894		Apache Corp	383,954
900		Berry Petroleum Co
		(Class A)	24,552
600		Cabot Oil & Gas Corp
		(Class A)	18,336
4,174		Chesapeake Energy Corp	55,932
978	*	Cimarex Energy Co	28,264
309	*	Clayton Williams Energy,
		Inc	10,722

500	*	Comstock Resources, Inc	$ 9,935
1,300	*	Denbury Resources, Inc	21,918
5,593		Devon Energy Corp	325,233
300	*	Encore Acquisition Co	8,310
1,200	*	Energy Partners Ltd	16,020
2,500		ENSCO International, Inc	70,425
3,900		EOG Resources, Inc	178,971
500	*	Evergreen Resources, Inc	17,175
1,300	*	Forest Oil Corp	32,825
200	*	Global Industries Ltd	1,170
2,361	*	Harvest Natural Resources,
		Inc	34,494
900		Helmerich & Payne, Inc	25,785
2,712	*	Horizon Offshore, Inc	8,217
800	*	Houston Exploration Co	35,784
209	*	KCS Energy, Inc	2,236
968	*	Magnum Hunter Resources,
		Inc	9,816
3,033	*	Meridian Resource Corp	18,259
1,200	*	Newfield Exploration Co	57,516
1,800		Noble Energy, Inc	84,780
700	*	Nuevo Energy Co	22,792
1,000		Patina Oil & Gas Corp	26,250
700	*	Patterson-UTI Energy, Inc	24,787
4,100		Pioneer Natural Resources
		Co	132,430
1,500		Pogo Producing Co	68,805
700	*	Pride International, Inc	11,942
1,100		Range Resources Corp	13,343
600	*	Rowan Cos, Inc	12,654
400		St. Mary Land & Exploration
		Co	13,372
400	*	Stone Energy Corp	19,784
1,600	*	Swift Energy Co	30,160
800		Tidewater, Inc	22,504
1,200	*	Tom Brown, Inc	45,120
7,293	*	Transmontaigne, Inc	44,487
100	*	Varco International, Inc	1,801
100	*	Veritas DGC, Inc	2,070
2,100		Vintage Petroleum, Inc	30,786
1,200	*	Westport Resources Corp	39,588
5,207		XTO Energy, Inc	131,425

		TOTAL OIL AND GAS
		EXTRACTION	2,501,447

PAPER AND ALLIED PRODUCTS—0.79%
500		Bowater, Inc	21,815
7,400		Kimberly-Clark Corp	466,940
4,600		MeadWestvaco Corp	130,134
300	*	Pactiv Corp	6,675
1,600		Sonoco Products Co	38,848

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 276

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

PAPER AND ALLIED PRODUCTS—(Continued)
300		Temple-Inland, Inc	$ 19,002

		TOTAL PAPER AND ALLIED
		PRODUCTS	683,414

PERSONAL SERVICES—0.01%
405		CPI Corp	7,707

		TOTAL PERSONAL SERVICES	7,707

PETROLEUM AND COAL PRODUCTS—0.55%
2,031		Frontier Oil Corp	39,361
1,211	*	Headwaters, Inc	31,026
3,100		Sunoco, Inc	193,378
3,500		Valero Energy Corp	209,860

		TOTAL PETROLEUM AND
		COAL PRODUCTS	473,625

PRIMARY METAL INDUSTRIES—0.85%
1,287	*	Andrew Corp	22,523
368		Belden, Inc	6,981
399	*	Cable Design Technologies
		Corp	3,783
2,468	*	Century Aluminum Co	69,672
3,100		Engelhard Corp	92,659
400	*	General Cable Corp	2,952
100		Gibraltar Steel Corp	2,458
4,147	*	Liquidmetal Technologies,
		Inc	13,229
1,300	*	Lone Star Technologies, Inc	22,971
1,300	*	Maverick Tube Corp	30,615
1,700		Mueller Industries, Inc	57,783
2,300	*	NS Group, Inc	29,900
2,500		Nucor Corp	153,700
400		Quanex Corp	16,996
3,300		Ryerson Tull, Inc	43,197
972		Schnitzer Steel Industries,
		Inc (Class A)	31,162
1,812	*	Steel Dynamics, Inc	44,901
183		Tredegar Corp	2,677
4,500		Worthington Industries, Inc	86,265

		TOTAL PRIMARY METAL
		INDUSTRIES	734,424

PRINTING AND PUBLISHING—0.95%
600		Dow Jones & Co, Inc	28,746
100		Harte-Hanks, Inc	2,342
3,900		McGraw-Hill Cos, Inc	296,946
1,700		New York Times Co
		(Class A)	75,140
1,500		R.R. Donnelley & Sons Co	45,375
400		Scripps (E.W.) Co (Class A)	40,444
207		Standard Register Co	3,318
4,700		Tribune Co	237,068
200	*	Valassis Communications,
		Inc	6,080

100		Washington Post Co
		(Class B)	$ 88,441

		TOTAL PRINTING AND
		PUBLISHING	823,900

RAILROAD TRANSPORTATION—0.31%
500	*	Kansas City Southern
		Industries, Inc	6,950
12,000		Norfolk Southern Corp	265,080

		TOTAL RAILROAD
		TRANSPORTATION	272,030

REAL ESTATE—0.00%
396	*	Stewart Enterprises, Inc
		(Class A)	2,879

		TOTAL REAL ESTATE	2,879

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.09%
100		Bandag, Inc	4,977
1,100		Cooper Tire & Rubber Co	22,165
200		Reebok International Ltd	8,270
700	*	Sealed Air Corp	34,811
849	*	Vans, Inc	12,565

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	82,788

SECURITY AND COMMODITY BROKERS—1.98%
600		A.G. Edwards, Inc	23,472
2,199	*	Ameritrade Holding Corp	33,865
12,400		Charles Schwab Corp	143,964
200		Eaton Vance Corp	7,624
500		Federated Investors, Inc
		(Class B)	15,715
2,700		Franklin Resources, Inc	150,336
3,963		Goldman Sachs Group, Inc	413,539
6,100	*	Instinet Group, Inc	43,005
200	*	Investment Technology
		Group, Inc	3,060
2,300		Janus Capital Group, Inc	37,674
1,300	*	LaBranche & Co, Inc	14,573
500		Legg Mason, Inc	46,390
11,500		Merrill Lynch & Co, Inc	684,940
226	*	Piper Jaffray Cos	12,238
600		SEI Investments Co	19,800
1,200		T Rowe Price Group, Inc	64,596

		TOTAL SECURITY AND
		COMMODITY BROKERS	1,714,791

SPECIAL TRADE CONTRACTORS—0.00%
322	*	Quanta Services, Inc	2,280

		TOTAL SPECIAL TRADE
		CONTRACTORS	2,280

277 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS—0.17%
173	*	Cabot Microelectronics
		Corp	$ 7,308
12,081	*	Corning, Inc	135,066
26		Eagle Materials, Inc	1,530
89		Eagle Materials, Inc
		(Class B)	5,198

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	149,102

TRANSPORTATION BY AIR—0.61%
700	*	Airtran Holdings, Inc	8,316
200	*	Alaska Air Group, Inc	4,932
1,970	*	AMR Corp	25,078
300	*	Atlantic Coast Airlines
		Holdings, Inc	2,181
1,500	*	Continental Airlines, Inc
		(Class B)	18,795
2,673	*	Delta Air Lines, Inc	21,170
2,484		FedEx Corp	186,697
573	*	Frontier Airlines, Inc	5,971
1,050	*	JetBlue Airways Corp	26,555
384	*	Mesa Air Group, Inc	3,172
500	*	Petroleum Helicopters
		(Vote)	12,350
358		Skywest, Inc	6,888
14,700		Southwest Airlines Co	208,887

		TOTAL TRANSPORTATION
		BY AIR	530,992

TRANSPORTATION EQUIPMENT—0.99%
400		ArvinMeritor, Inc	7,932
2,000		Autoliv, Inc	82,000
1,341		Brunswick Corp	54,753
1,900		Dana Corp	37,734
10,800		Delphi Corp	107,568
300		Federal Signal Corp	5,955
1,500	*	Fleetwood Enterprises, Inc	18,420
1,126		Gentex Corp	48,846
5,000		Genuine Parts Co	163,600
428	*	Greenbrier Cos, Inc	7,229
4,900		Harley-Davidson, Inc	261,366
200	*	Sports Resorts International,
		Inc	782
200		Superior Industries
		International, Inc	7,088
100	*	Tenneco Automotive, Inc	1,269
300		Thor Industries, Inc	8,058
3,700		Visteon Corp	35,409
471	*	Wabash National Corp	11,116

		TOTAL TRANSPORTATION
		EQUIPMENT	859,125

TRANSPORTATION SERVICES—0.06%
1,300		GATX Corp	$ 28,821
150	*	RailAmerica, Inc	1,808
1,005		Sabre Holdings Corp	24,934

		TOTAL TRANSPORTATION
		SERVICES	55,563

TRUCKING AND WAREHOUSING—0.57%
7,129		United Parcel Service, Inc
		(Class B)	497,889

		TOTAL TRUCKING AND
		WAREHOUSING	497,889

WHOLESALE TRADE-DURABLE GOODS—2.67%
400		Action Performance Cos,
		Inc	6,108
500	*	Apogent Technologies, Inc	15,340
900		Barnes Group, Inc	25,101
300		BorgWarner, Inc	25,449
300		CDW Corp	20,283
1,489		Commercial Metals Co	47,410
1,900		IKON Office Solutions, Inc	24,320
600	*	Ingram Micro, Inc (Class A)	10,860
38,639		Johnson & Johnson	1,959,770
500	*	Patterson Dental Co	34,305
298		Pomeroy IT Solutions, Inc	4,321
1,500		Reliance Steel & Aluminum
		Co	52,725
100	*	Safeguard Scientifics, Inc	372
200	*	Tech Data Corp	8,188
1,600		W.W. Grainger, Inc	76,800

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	2,311,352

WHOLESALE TRADE-NONDURABLE GOODS—1.31%
500	*	Allscripts Healthcare
		Solutions, Inc	4,850
7,447		Cardinal Health, Inc	513,098
1,047		D&K Healthcare Resources,
		Inc	10,732
200	*	Henry Schein, Inc	14,284
5,300		McKesson Corp	159,477
2,367		Perrigo Co	47,458
3,005	*	Plains Resources, Inc	54,631
1,372	*	Priority Healthcare Corp
		(Class B)	29,210
200		Russell Corp	3,652
7,700		Sysco Corp	300,678

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	1,138,070

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 278

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

PRINCIPAL		VALUE

	TOTAL COMMON STOCK
	(Cost $82,065,248)	$85,891,928

SHORT TERM INVESTMENTS—0.72%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.72%
	Federal Farm Credit Banks
	(FFCB)
$620,000	0.970%,04/01/04	619,983

	TOTAL U.S. GOVERNMENT
	AND AGENCIES DISCOUNT
	NOTES	619,983

	TOTAL SHORT TERM INVESTMENTS
	(Cost $619,983)	619,983

	TOTAL PORTFOLIO—99.79%
	(Cost $82,687,035)	86,514,238
	OTHER ASSETS &
	LIABILITIES, NET—0.21%	186,076

	NET ASSETS—100.00%	$86,700,314

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

279 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)

TIAA-CREF Institutional Mutual Funds	Growth &	International	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap
March 31, 2004	Income Fund	Equity Fund	Value Fund	Growth Fund	Value Fund	Equity Fund

ASSETS
Portfolio investments, at cost	$630,846,351	$468,144,806	$161,121,280	$102,493,518	$87,394,333	$165,845,000
Net unrealized appreciation of portfolio investments	45,922,567	55,391,946	18,807,955	13,335,435	6,903,375	22,045,677

Portfolio investments, at value	676,768,918	523,536,752	179,929,235	115,828,953	94,297,708	187,890,677
Cash	4,116	6,408	66,959	90,544	79,299	517,068
Cash—foreign (cost of $2,855 and $975,511, respectively)	3,274	975,898	—	—	—	—
Receivable from securities transactions	2,569,917	30,439,977	12,244,448	411,529	7,795,661	10,105,254
Receivable from Fund shares sold	158,217	437,908	712,327	712,198	487,877	974,125
Due from investment advisor	9,450	13,000	—	—	—	—
Dividends and interest receivable	683,427	2,290,315	263,659	23,405	118,139	187,768

Total assets	680,197,319	557,700,258	193,216,628	117,066,629	102,778,684	199,674,892

LIABILITIES
Accrued expenses	135,427	151,859	87,848	61,490	45,321	77,428
Payable for securities transactions	4,539,039	31,972,349	13,692,455	888,558	9,316,005	11,105,176
Payable for Fund shares redeemed	9,000	87,699	76,975	61,529	98,118	84,707
Income distribution payable	721	—	—	—	—	—

Total liabilities	4,684,187	32,211,907	13,857,278	1,011,577	9,459,444	11,267,311

NET ASSETS	$675,513,132	$525,488,351	$179,359,350	$116,055,052	$93,319,240	$188,407,581

NET ASSETS CONSIST OF:
Paid-in-capital	683,390,903	447,674,321	149,716,216	101,105,203	82,280,527	162,782,824
Accumulated undistributed (loss)
net investment income	524,456	1,726,004	747,596	(12,407	292,911	282,978
Accumulated undistributed net realized gain (loss)
on total investments	(54,361,834	20,708,732	10,087,583	1,626,821	3,842,427	3,296,102
Accumulated net unrealized appreciation
on total investments	45,959,607	55,379,294	18,807,955	13,335,435	6,903,375	22,045,677

NET ASSETS	$675,513,132	$525,488,351	$179,359,350	$116,055,052	$93,319,240	$188,407,581

RETIREMENT CLASS:
Net Assets	$23,863,829	$48,484,902	$38,628,783	$65,849,597	$58,566,173	$95,151,819
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	2,865,265	4,540,054	2,932,291	4,460,308	4,144,899	6,588,026
Net asset value per share	$8.33	$10.68	$13.17	$14.76	$14.13	$14.44

INSTITUTIONAL CLASS:
Net Assets	$651,649,303	$477,003,449	$25,282,317	$3,026,114	$6,318,460	$37,729,801
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	78,592,439	45,573,426	1,922,942	204,356	446,106	2,600,398
Net asset value per share	$8.29	$10.47	$13.15	$14.81	$14.16	$14.51

RETAIL CLASS:
Net Assets	—	—	$115,448,250	$47,179,341	$28,434,607	$55,525,961
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	—	—	8,867,835	3,195,515	2,028,702	3,860,629
Net asset value per share	—	—	$13.02	$14.76	$14.02	$14.38

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited) (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap	Large-Cap	S&P 500	Mid-Cap	Mid-Cap	Mid-Cap
March 31, 2004	Growth Index Fund	Value Index Fund	Index Fund	Growth Index Fund	Value Index Fund	Blend Index Fund

ASSETS
Portfolio investments, at cost	$30,477,277	$94,660,293	$114,778,653	$17,354,248	$26,716,087	$36,495,162
Net unrealized appreciation of portfolio investments	8,541,932	26,399,471	19,061,296	7,709,846	9,381,192	13,812,745

Portfolio investments, at value	39,019,209	121,059,764	133,839,949	25,064,094	36,097,279	50,307,907
Cash	46,146	3,782	10,025	77,282	71,959	72,987
Receivable from securities transactions	—	—	3,212	—	—	—
Receivable from Fund shares sold	19,539	80,949	504,557	5,000	—	35,185
Due from investment advisor	22	—	—	—	—	—
Dividends and interest receivable	36,636	168,106	154,315	8,429	56,403	54,202

Total assets	39,121,552	121,312,601	134,512,058	25,154,805	36,225,641	50,470,281

LIABILITIES
Accrued expenses	5,738	15,662	30,331	4,648	5,898	7,279
Payable for securities transactions	—	1,000,280	117,156	—	—	—
Payable for Fund shares redeemed	45,261	19,827	149	60,000	—	107,000

Total liabilities	50,999	1,035,769	147,636	64,648	5,898	114,279

NET ASSETS	$39,070,553	$120,276,832	$134,364,422	$25,090,157	$36,219,743	$50,356,002

NET ASSETS CONSIST OF:
Paid-in-capital	30,294,301	93,688,646	112,087,432	17,253,256	26,629,923	36,268,845
Accumulated undistributed net investment income	84,074	591,431	476,785	25,157	169,411	161,262
Accumulated undistributed net realized gain (loss)
on total investments	150,246	(402,716	2,729,029	101,898	39,217	113,150
Accumulated net unrealized appreciation
on total investments	8,541,932	26,399,471	19,071,176	7,709,846	9,381,192	13,812,745

NET ASSETS	$39,070,553	$120,276,832	$134,364,422	$25,090,157	$36,219,743	$50,356,002

RETIREMENT CLASS:
Net Assets	$231,058	$193,896	$35,556,193	$363,909	$187,417	$446,119
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	21,089	15,158	2,734,284	27,357	13,621	31,202
Net asset value per share	$10.96	$12.79	$13.00	$13.30	$13.76	$14.30

INSTITUTIONAL CLASS:
Net Assets	$38,839,495	$120,082,936	$98,808,229	$24,726,248	$36,032,326	$49,909,883
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	3,577,372	9,420,334	7,625,863	1,858,688	2,617,577	3,499,561
Net asset value per share	$10.86	$12.75	$12.96	$13.30	$13.77	$14.26

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited) (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap	Small-Cap	Small-Cap	International	Real Estate	Social Choice
March 31, 2004	Growth Index Fund	Value Index Fund	Blend Index Fund	Equity Index Fund	Securities Fund	Equity Fund

ASSETS
Portfolio investments, at cost	$48,875,351	$46,735,717	$88,312,148	$56,492,638	$289,386,057	$82,687,035
Net unrealized appreciation of portfolio investments	22,500,921	16,708,704	40,005,339	20,275,855	17,972,793	3,827,203

Portfolio investments, at value	71,376,272	63,444,421	128,317,487	76,768,493	307,358,850	86,514,238
Cash	75,265	135,312	227,990	127,128	—	2,210
Cash—foreign (cost of $40,629)	—	—	—	40,882	—	—
Receivable from securities transactions	—	—	—	500,374	7,297,775	—
Receivable from Fund shares sold	—	125,000	48,411	144,201	3,716,200	126,400
Due from investment advisor	—	—	—	—	3,417	—
Dividends and interest receivable	22,693	85,696	110,312	382,987	1,157,720	76,306

Total assets	71,474,230	63,790,429	128,704,200	77,964,065	319,533,962	86,719,154

LIABILITIES
Accrued expenses	10,793	8,599	17,299	30,774	103,791	18,840
Due to custodian	—	—	—	—	1,138,618	—
Payable for securities transactions	—	119,909	—	—	10,126,658	—
Payable for Fund shares redeemed	—	7,000	4,879	244,448	341,673	—

Total liabilities	10,793	135,508	22,178	275,222	11,710,740	18,840

NET ASSETS	$71,463,437	$63,654,921	$128,682,022	$77,688,843	$307,823,222	$86,700,314

NET ASSETS CONSIST OF:
Paid-in-capital	48,383,567	46,054,855	88,063,592	56,856,369	260,092,939	82,758,245
Accumulated undistributed net investment income	48,296	237,410	282,874	160,313	1,614,431	283,780
Accumulated undistributed net realized gain (loss)
on total investments	530,653	653,952	330,217	391,791	28,143,059	(168,914)
Accumulated net unrealized appreciation (depreciation)
on total investments	22,500,921	16,708,704	40,005,339	20,280,370	17,972,793	3,827,203

NET ASSETS	$71,463,437	$63,654,921	$128,682,022	$77,688,843	$307,823,222	$86,700,314

RETIREMENT CLASS:
Net Assets	$786,435	$187,988	$325,496	$201,870	$71,714,455	$20,042,602
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	53,221	13,545	22,155	14,763	5,237,785	2,183,014
Net asset value per share	$14.78	$13.88	$14.69	$13.67	$13.69	$9.18

INSTITUTIONAL CLASS:
Net Assets	$70,677,002	$63,466,933	$128,356,526	$77,486,973	$136,581,497	$66,657,712
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	4,778,050	4,569,692	8,745,219	5,661,322	10,078,193	7,366,789
Net asset value per share	$14.79	$13.89	$14.68	$13.69	$13.55	$9.05

RETAIL CLASS:
Net Assets	—	—	—	—	$99,527,270	—
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	—	—	—	—	7,417,169	—
Net asset value per share	—	—	—	—	$13.42	—

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (Unaudited)

TIAA-CREF Institutional Mutual Funds	Growth &	International	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap
For the Six Months Ended March 31, 2004	Income Fund	Equity Fund	Value Fund	Growth Fund	Value Fund	Equity Fund

INVESTMENT INCOME
Interest	$29,694	$83,318	$5,747	$7,706	$6,323	$8,878
Dividends	4,762,439	3,757,758	1,654,886	188,944	604,969	823,856
Foreign taxes withheld	(6,391)	(211,245)	(395)	(115)	(661)	(174)

Total income	4,785,742	3,629,831	1,660,238	196,535	610,631	832,560

EXPENSES
Investment management fees	249,520	212,499	58,799	36,096	24,293	55,211
Service Agreement Fees—Retirement Class	27,475	49,929	41,213	86,108	61,431	109,039
Service Agreement Fees—Institutional Class	121,527	66,428	4,076	501	1,050	6,215
Service Agreement Fees—Retail Class	—	—	168,920	61,189	31,922	40,675
Custody fees	25,323	153,593	9,860	24,161	11,081	56,429
Audit fees	27,837	21,073	6,560	4,028	2,711	6,161
Registration fees—Retirement Class	545	7,555	15,449	31,304	21,650	27,734
Registration fees—Institutional Class	15,424	25,228	8,878	1,045	2,087	7,204
Registration fees—Retail Class	—	—	49,659	17,346	8,681	12,069
Trustee fees and expenses	2,521	1,674	430	194	127	310

Total expenses before expense reimbursement	470,172	537,979	363,844	261,972	165,033	321,047
Less expenses reimbursed by the investment advisor
(See Note 2)	(7,000)	(13,000)	(66,000)	(57,000)	(32,000)	(81,000)

Net expenses	463,172	524,979	297,844	204,972	133,033	240,047

Net investment income (loss)	4,322,570	3,104,852	1,362,394	(8,437)	477,598	592,513

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	32,033,208	57,079,554	12,794,476	2,698,337	4,313,955	6,412,304
Futures transactions	806,097	—	—	—	—	—
Foreign currency transactions	(36,988)	(39,385)	—	—	(219)	—

Net realized gain on total investments	32,802,317	57,040,169	12,794,476	2,698,337	4,313,736	6,412,304

Change in unrealized appreciation on:
Portfolio investments	35,420,172	37,328,156	9,853,619	8,680,196	4,827,995	15,446,940
Futures transactions	137,928	—	—	—	—	—
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	800	3,832	—	—	(3)	—

Net change in unrealized appreciation
on total investments	35,558,900	37,331,988	9,853,619	8,680,196	4,827,992	15,446,940

Net realized and unrealized gain
on total investments	68,361,217	94,372,157	22,648,095	11,378,533	9,141,728	21,859,244

Net increase in net assets resulting
from operations	$72,683,787	$97,477,009	$24,010,489	$11,370,096	$9,619,326	$22,451,757

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (Unaudited) (continued)

TIAA-CREF Institutional Mutual Funds	Large-Cap	Large-Cap	S&P 500	Mid-Cap	Mid-Cap	Mid-Cap
For the Six Months Ended March 31, 2004	Growth Index Fund	Value Index Fund	Index Fund	Growth Index Fund	Value Index Fund	Blend Index Fund

INVESTMENT INCOME
Interest	$411	$3,565	$6,955	$—	$465	$880
Dividends	201,781	1,239,583	1,021,154	62,091	370,399	350,955
Foreign taxes withheld	(37)	(3)	—	(83)	(2)	(28)

Total income	202,155	1,243,145	1,028,109	62,008	370,862	351,807

EXPENSES
Investment management fees	7,535	20,424	23,626	4,856	6,800	9,347
Service Agreement Fees—Retirement Class	386	313	41,214	582	277	693
Service Agreement Fees—Institutional Class	3,745	10,193	9,388	2,394	3,383	4,633
Custody fees	2,196	8,109	19,541	3,506	2,214	6,777
Audit fees	1,081	3,593	5,272	584	1,017	1,086
Registration fees—Retirement Class	4	1	7,305	6	1	8
Registration fees—Institutional Class	656	466	9,479	442	230	867
Trustee fees and expenses	296	487	406	128	140	187
Interest	—	—	—	150	—	—

Total expenses before expense reimbursement	15,899	43,586	116,231	12,648	14,062	23,598
Less expenses reimbursed by the investment advisor
(See Note 2)	—	(2,000)	(25,000)	(2,000)	—	(4,000)

Net expenses	15,899	41,586	91,231	10,648	14,062	19,598

Net investment income	186,256	1,201,559	936,878	51,360	356,800	332,209

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	264,650	37,807	3,617,163	133,952	54,501	200,676
Futures transactions	—	—	(180,153)	—	—	—

Net realized gain on total investments	264,650	37,807	3,437,010	133,952	54,501	200,676

Change in unrealized appreciation on:
Portfolio investments	3,418,607	14,369,728	9,554,079	3,616,093	5,938,749	7,509,767
Futures transactions	—	—	9,880	—	—	—

Net change in unrealized appreciation on
total investments	3,418,607	14,369,728	9,563,959	3,616,093	5,938,749	7,509,767

Net realized and unrealized gain
on total investments	3,683,257	14,407,535	13,000,969	3,750,045	5,993,250	7,710,443

Net increase in net assets resulting
from operations	$3,869,513	$15,609,094	$13,937,847	$3,801,405	$6,350,050	$8,042,652

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Statements of Operations (Unaudited) (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap	Small-Cap	Small-Cap	International	Real Estate	Social Choice
For the Six Months Ended March 31, 2004	Growth Index Fund	Value Index Fund	Blend Index Fund	Equity Index Fund	Securities Fund	Equity Fund

INVESTMENT INCOME
Interest	$823	$2,906	$1,634	$2,782	$55,781	$3,308
Dividends	183,645	545,934	709,599	704,505	5,192,022	612,499
Foreign taxes withheld	(173)	(34)	(187)	(35,579)	(300)	(16)

Total income	184,295	548,806	711,046	671,708	5,247,503	615,791

EXPENSES
Investment management fees	13,763	12,016	23,979	14,692	100,982	14,935
Service Agreement Fees—Retirement Class	468	309	508	228	58,100	24,864
Service Agreement Fees—Institutional Class	6,853	5,990	11,959	10,999	24,846	6,004
Service Agreement Fees—Retail Class	—	—	—	—	108,892	—
Custody fees	5,090	4,067	10,334	21,711	9,880	13,036
Audit fees	1,071	1,081	5,350	3,278	10,015	3,332
Registration fees—Retirement Class	3	3	59	34	11,553	4,065
Registration fees—Institutional Class	825	913	127	4,430	29,352	4,672
Registration fees—Retail Class	—	—	—	—	18,925	—
Trustee fees and expenses	287	252	452	299	602	286

Total expenses before expense reimbursement	28,360	24,631	52,768	55,671	373,147	71,194
Less expenses reimbursed by the investment advisor
(See Note 2)	—	—	(4,000)	—	(51,000)	(15,000)

Net expenses	28,360	24,631	48,768	55,671	322,147	56,194

Net investment income	155,935	524,175	662,278	616,037	4,925,356	559,597

NET REALIZED AND UNREALIZED
GAIN ON TOTAL INVESTMENTS
Realized gain on:
Portfolio investments	915,980	936,045	869,674	403,190	35,591,768	47,336
Foreign currency transactions	—	—	—	6,420	—	—

Net realized gain on total investments	915,980	936,045	869,674	409,610	35,591,768	47,336

Change in unrealized appreciation on:
Portfolio investments	10,399,435	11,200,890	20,931,951	13,055,951	9,093,378	9,138,004
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	—	—	—	447	—	—

Net change in unrealized appreciation
on total investments	10,399,435	11,200,890	20,931,951	13,056,398	9,093,378	9,138,004

Net realized and unrealized gain
on total investments	11,315,415	12,136,935	21,801,625	13,466,008	44,685,146	9,185,340

Net increase in net assets
resulting from operations	$11,471,350	$12,661,110	$22,463,903	$14,082,045	$49,610,502	$9,744,937

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

TIAA-CREF Institutional Mutual Funds

	Growth & Income Fund		International Equity Fund		Large-Cap Value Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$4,322,570	$6,923,129	$3,104,852	$6,213,753	$1,362,394	$1,196,820
Net realized gain (loss) on total investments	32,802,317	(22,446,414)	57,040,169	(5,230,009)	12,794,476	3,745,930
Net change in unrealized appreciation
on total investments	35,558,900	102,390,340	37,331,988	71,808,986	9,853,619	10,311,362

Net increase from operations	72,683,787	86,867,055	97,477,009	72,792,730	24,010,489	15,254,112

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(73,148)	(16,030)	(37,317)	(45)	(112,625)	(580)
Institutional Class	(4,009,736)	(6,772,254)	(7,294,418)	(3,988,549)	(225,240)	(9,574)
Retail Class	—	—	—	—	(1,363,078)	(118,451)
From realized gains:
Retirement Class	—	—	—	—	(993,550)	—
Institutional Class	—	—	—	—	(854,856)	—
Retail Class	—	—	—	—	(4,261,173)	—

Total distributions	(4,082,884)	(6,788,284)	(7,331,735)	(3,988,594)	(7,810,522)	(128,605)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	14,448,786	7,765,201	34,059,295	9,161,248	26,441,122	9,337,846
Institutional Class	79,033,293	49,056,738	21,394,650	96,024,741	8,191,753	13,322,780
Retail Class	—	—	—	—	18,412,784	54,009,734

Total shareholder transactions	93,482,079	56,821,939	55,453,945	105,185,989	53,045,659	76,670,360

Total increase in net assets	162,082,982	136,900,710	145,599,219	173,990,125	69,245,626	91,795,867

NET ASSETS
Beginning of period	513,430,150	376,529,440	379,889,132	205,899,007	110,113,724	18,317,857

End of period	$675,513,132	$513,430,150	$525,488,351	$379,889,132	$179,359,350	$110,113,724

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Fund		Mid-Cap Value Fund		Small-Cap Equity Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(8,437)	$2,793	$477,598	$307,525	$592,513	$444,984
Net realized gain on total investments	2,698,337	1,911,610	4,313,736	1,407,116	6,412,304	5,328,696
Net change in unrealized appreciation
on total investments	8,680,196	5,444,532	4,827,992	2,998,384	15,446,940	7,883,583

Net increase from operations	11,370,096	7,358,935	9,619,326	4,713,025	22,451,757	13,657,263

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(2,167)	(18)	(144,631)	(608)	(159,787)	(370)
Institutional Class	(4,596)	(26)	(49,959)	(2,883)	(166,706)	(4,819)
Retail Class	—	(1,570)	(238,395)	(66,665)	(363,682)	(89,453)
From realized gains:
Retirement Class	(1,648,692)	(2)	(1,065,435)	—	(3,629,107)	—
Institutional Class	(84,429)	(3)	(168,323)	—	(2,041,489)	—
Retail Class	(1,246,794)	(180)	(589,346)	—	(2,565,183)	—

Total distributions	(2,986,678)	(1,799)	(2,256,089)	(70,156)	(8,925,954)	(94,642)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	35,863,035	23,648,632	38,641,660	14,549,465	60,610,191	27,451,800
Institutional Class	850,711	1,391,967	1,525,725	3,323,806	15,554,285	16,014,579
Retail Class	21,547,638	7,803,023	16,634,930	(2,395,256)	22,840,009	311,763

Total shareholder transactions	58,261,384	32,843,622	56,802,315	15,478,015	99,004,485	43,778,142

Total increase in net assets	66,644,802	40,200,758	64,165,552	20,120,884	112,530,288	57,340,763

NET ASSETS
Beginning of period	49,410,250	9,209,492	29,153,688	9,032,804	75,877,293	18,536,530

End of period	$116,055,052	$49,410,250	$93,319,240	$29,153,688	$188,407,581	$75,877,293

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$186,256	$684,242	$1,201,559	$2,207,727	$936,878	$1,118,087
Net realized gain (loss) on total investments	264,650	5,343,520	37,807	2,118,812	3,437,010	(707,981)
Net change in unrealized appreciation
on total investments	3,418,607	9,810,510	14,369,728	16,535,024	9,563,959	12,605,399

Net increase from operations	3,869,513	15,838,272	15,609,094	20,861,563	13,937,847	13,015,505

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(1,049)	(276)	(3,038)	(710)	(100,604)	(480)
Institutional Class	(609,288)	(253,564)	(2,415,958)	(482,837)	(1,256,098)	(279,028)
From realized gains:
Retirement Class	(32,332)	—	(4,719)	(2)	—	(1)
Institutional Class	(5,425,592)	—	(2,554,616)	(1,331)	—	(240)

Total distributions	(6,068,261)	(253,840)	(4,978,331)	(484,880)	(1,356,702)	(279,749)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	43,028	83,863	11,918	47,257	20,443,081	12,239,557
Institutional Class	6,379,523	(41,212,260)	20,308,157	13,321,167	10,910,527	23,494,120

Total shareholder transactions	6,422,551	(41,128,397)	20,320,075	13,368,424	31,353,608	35,733,677

Total increase (decrease) in net assets	4,223,803	(25,543,965)	30,950,838	33,745,107	43,934,753	48,469,433

NET ASSETS
Beginning of period	34,846,750	60,390,715	89,325,994	55,580,887	90,429,669	41,960,236

End of period	$39,070,553	$34,846,750	$120,276,832	$89,325,994	$134,364,422	$90,429,669

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Index Fund		Mid-Cap Value Index Fund		Mid-Cap Blend Index Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$51,360	$96,930	$356,800	$614,548	$332,209	$508,730
Net realized gain on total investments	133,952	2,916,008	54,501	730,160	200,676	1,056,067
Net change in unrealized appreciation
on total investments	3,616,093	5,665,240	5,938,749	5,143,457	7,509,767	7,990,295

Net increase from operations	3,801,405	8,678,178	6,350,050	6,488,165	8,042,652	9,555,092

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(144)	(35)	(2,433)	(687)	(2,416)	(433)
Institutional Class	(100,596)	(39,612)	(644,214)	(186,165)	(561,083)	(144,983)
From realized gains:
Retirement Class	(42,128)	(15)	(3,535)	(5)	(10,990)	(5)
Institutional Class	(2,902,324)	(3,595)	(741,909)	(1,299)	(1,132,416)	(842)

Total distributions	(3,045,192)	(43,257)	(1,392,091)	(188,156)	(1,706,905)	(146,263)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	49,745	167,992	(144,774)	189,522	140,860	125,740
Institutional Class	2,530,662	(9,495,290)	1,301,114	1,283,914	4,156,803	4,845,295

Total shareholder transactions	2,580,407	(9,327,298)	1,156,340	1,473,436	4,297,663	4,971,035

Total increase (decrease) in net assets	3,336,620	(692,377)	6,114,299	7,773,445	10,633,410	14,379,864

NET ASSETS
Beginning of period	21,753,537	22,445,914	30,105,444	22,331,999	39,722,592	25,342,728

End of period	$25,090,157	$21,753,537	$36,219,743	$30,105,444	$50,356,002	$39,722,592

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Growth Index Fund		Small-Cap Value Index Fund		Small-Cap Blend Index Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$155,935	$352,203	$524,175	$921,457	$662,278	$946,919
Net realized gain on total investments	915,980	3,038,298	936,045	3,686,136	869,674	3,499,552
Net change in unrealized appreciation
on total investments	10,399,435	15,487,599	11,200,890	8,690,815	20,931,951	22,051,121

Net increase from operations	11,471,350	18,878,100	12,661,110	13,298,408	22,463,903	26,497,592

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(448)	(160)	(1,932)	(610)	(1,604)	(388)
Institutional Class	(373,698)	(135,904)	(976,853)	(321,571)	(1,178,765)	(212,874)
From realized gains:
Retirement Class	(10,724)	(2)	(10,339)	(8)	(11,154)	(2)
Institutional Class	(3,412,075)	(1,395)	(3,957,055)	(3,246)	(4,026,603)	(1,287)

Total distributions	(3,796,945)	(137,461)	(4,946,179)	(325,435)	(5,218,126)	(214,551)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	583,767	41,509	33,233	12,930	132,409	29,304
Institutional Class	2,558,208	(3,800,064)	3,826,912	(1,818,367)	7,744,948	38,156,784

Total shareholder transactions	3,141,975	(3,758,555)	3,860,145	(1,805,437)	7,877,357	38,186,088

Total increase in net assets	10,816,380	14,982,084	11,575,076	11,167,536	25,123,134	64,469,129

NET ASSETS
Beginning of period	60,647,057	45,664,973	52,079,845	40,912,309	103,558,888	39,089,759

End of period	$71,463,437	$60,647,057	$63,654,921	$52,079,845	$128,682,022	$103,558,888

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Index Fund		Real Estate Securities Fund		Social Choice Equity Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$616,037	$1,382,117	$4,925,356	$3,989,978	$559,597	$822,800
Net realized gain on total investments	409,610	281,334	35,591,768	14,120,615	47,336	2,166,598
Net change in unrealized appreciation
on total investments	13,056,398	11,311,032	9,093,378	9,483,663	9,138,004	8,492,782

Net increase from operations	14,082,045	12,974,483	49,610,502	27,594,256	9,744,937	11,482,180

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(2,652)	(359)	(532,851)	(124,419)	(51,990)	(395)
Institutional Class	(1,726,374)	(234,476)	(2,285,285)	(2,010,369)	(870,731)	(554,070)
Retail Class	—	—	(1,090,269)	(1,314,632)	—	—
From realized gains:
Retirement Class	(534)	—	(2,945,018)	(142)	—	—
Institutional Class	(295,024)	—	(12,362,136)	(7,245)	—	—
Retail Class	—	—	(6,209,981)	(32,562)	—	—

Total distributions	(2,024,584)	(234,835)	(25,425,540)	(3,489,369)	(922,721)	(554,465)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	63,424	409	53,356,688	13,024,997	9,467,076	8,723,367
Institutional Class	889,787	5,902,602	24,576,877	84,299,248	8,685,372	3,894,224
Retail Class	—	—	39,505,820	25,329,112	—	—

Total shareholder transactions	953,211	5,903,011	117,439,385	122,653,357	18,152,448	12,617,591

Total increase in net assets	13,010,672	18,642,659	141,624,347	146,758,244	26,974,664	23,545,306

NET ASSETS
Beginning of period	64,678,171	46,035,512	166,198,875	19,440,631	59,725,650	36,180,344

End of period	$77,688,843	$64,678,171	$307,823,222	$166,198,875	$86,700,314	$59,725,650

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

TIAA-CREF Institutional Mutual Funds

	Growth & Income Fund

	Retirement Class		Institutional Class

		For the Period						For the Period
	For the	October 1, 2002	For the					June 14, 1999
	Six Months	(commencement of	Six Months					(commencement of
	Ended	operations) to	Ended	For the Years Ended September 30,				operations) to
	March 31,	September 30,	March 31,					September 30,
	2004 (a)	2003 (a)	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)		(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.39	$6.14	$7.36	$6.14	$7.91	$11.24	$9.76	$10.00

Gain (loss) from investment operations:
Net investment income	0.04 (b)	0.07 (b)	0.06 (b)	0.10 (b)	0.09 (b)	0.09	0.10	0.04
Net realized and unrealized gain (loss) on total investments	0.93	1.22	0.92	1.22	(1.78)	(3.15)	1.49	(0.25)

Total gain (loss) from investment operations	0.97	1.29	0.98	1.32	(1.69)	(3.06)	1.59	(0.21)

Less distributions from:
Net investment income	(0.03)	(0.04)	(0.05)	(0.10)	(0.08)	(0.09)	(0.10)	(0.03)
Net realized gains	—	—	—	—	—	(0.18)	(0.01)	—

Total distributions	(0.03)	(0.04)	(0.05)	(0.10)	(0.08)	(0.27)	(0.11)	(0.03)

Net asset value, end of period	$8.33	$7.39	$8.29	$7.36	$6.14	$7.91	$11.24	$9.76

TOTAL RETURN	13.16%	21.14%	13.36%	21.62%	(21.51)%	(27.66)%	16.18%	(2.05)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$23,864	$8,027	$651,649	$505,404	$376,529	$169,880	$65,334	$25,174
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.26%	0.48%	0.07%	0.15%	0.29%	0.44%	0.78%	0.38%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.22%	0.47%	0.07%	0.14%	0.22%	0.22%	0.22%	0.07%
Ratio of net investment income to average net assets	0.54%	1.02%	0.70%	1.48%	1.18%	1.10%	1.02%	0.36%
Portfolio turnover rate	46.51%	149.57%	46.51%	149.57%	127.75%	49.56%	37.95%	10.95%

(a) The percentages shown for this period are not annualized.

(b) Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Fund

	Retirement Class		Institutional Class

		For the Period						For the Period
	For the	October 1, 2002	For the					June 14, 1999
	Six Months	(commencement of	Six Months					(commencement of
	Ended	operations) to	Ended	For the Years Ended September 30,				operations) to
	March 31,	September 30,	March 31,					September 30,
	2004 (a)	2003 (a)	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)		(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.65	$6.86	$8.56	$6.86	$8.08	$12.55	$10.66	$10.00

Gain (loss) from investment operations:
Net investment income	0.06 (b)	0.13 (b)	0.07 (b)	0.17 (b)	0.15 (b)	0.10	0.07	0.04
Net realized and unrealized gain (loss) on total investments	1.99	1.66	2.00	1.65	(1.29)	(4.06)	1.94	0.62

Total gain (loss) from investment operations	2.05	1.79	2.07	1.82	(1.14)	(3.96)	2.01	0.66

Less distributions from:
Net investment income	(0.02)	—	(0.16)	(0.12)	(0.08)	(0.04)	(0.05)	—
Net realized gains	—	—	—	—	—	(0.47)	(0.07)	—

Total distributions	(0.02)	—	(0.16)	(0.12)	(0.08)	(0.51)	(0.12)	—

Net asset value, end of period	$10.68	$8.65	$10.47	$8.56	$6.86	$8.08	$12.55	$10.66

TOTAL RETURN	23.65%	26.15%	24.31%	26.90%	(14.28)%	(32.63)%	18.58%	6.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$48,485	$9,863	$477,003	$370,026	$205,899	$120,436	$83,841	$27,472
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.32%	0.61%	0.10%	0.27%	0.44%	0.52%	0.70%	0.39%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.27%	0.54%	0.10%	0.20%	0.29%	0.29%	0.29%	0.09%
Ratio of net investment income to average net assets	0.58%	1.61%	0.66%	2.20%	1.80%	1.51%	0.94%	0.45%
Portfolio turnover rate	86.57%	156.48%	86.57%	156.48%	77.63%	77.83%	105.37%	21.35%

(a) The percentages shown for this period are not annualized. (b) Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.55	$9.16	$10.00	$11.59	$9.16	$10.00	$11.52	$9.16	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.11	0.21	0.01	0.13	0.25	0.01	0.11	0.22	0.01
Net realized and unrealized gain (loss)
on total investments	2.12	2.24	(0.85)	2.12	2.22	(0.85)	2.11	2.20	(0.85)

Total gain (loss) from investment operations	2.23	2.45	(0.84)	2.25	2.47	(0.84)	2.22	2.42	(0.84)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.14)	(0.04)	—	(0.17)	(0.06)	—
Net realized gains	(0.55)	—	—	(0.55)	—	—	(0.55)	—	—

Total distributions	(0.61)	(0.06)	—	(0.69)	(0.04)	—	(0.72)	(0.06)	—

Net asset value, end of period	$13.17	$11.55	$9.16	$13.15	$11.59	$9.16	$13.02	$11.52	$9.16

TOTAL RETURN	19.42%	26.94%	(8.40)%	19.68%	26.98%	(8.40)%	19.55%	26.47%	(8.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$38,629	$9,943	$92	$25,282	$14,822	$92	$115,448	$85,349	$18,135
Ratio of expenses to average net assets
before reimbursement	0.29%	0.54%	0.03%	0.08%	0.21%	0.01%	0.27%	0.51%	0.03%
Ratio of expenses to average net assets
after reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income to average net assets	0.88%	1.89%	0.09%	1.06%	2.31%	0.11%	0.91%	1.99%	0.09%
Portfolio turnover rate	83.40%	184.99%	25.09%	83.40%	184.99%	25.09%	83.40%	184.99%	25.09%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.97	$9.21	$10.00	$13.02	$9.21	$10.00	$12.98	$9.21	$10.00

Gain (loss) from investment operations:
Net investment income (b)	— (c)	—	—	0.02	0.04	—	— (c)	—	—
Net realized and unrealized gain (loss)
on total investments	2.29	3.76	(0.79)	2.29	3.77	(0.79)	2.28	3.77	(0.79)

Total gain (loss) from investment operations	2.29	3.76	(0.79)	2.31	3.81	(0.79)	2.28	3.77	(0.79)

Less distributions from:
Net investment income	—	— (c)	—	(0.03)	—	—	— (c)	— (c)	—
Net realized gains	(0.50)	— (c)	—	(0.49)	— (c)	—	(0.50)	— (c)	—

Total distributions	(0.50)	— (c)	—	(0.52)	— (c)	—	(0.50)	— (c)	—

Net asset value, end of period	$14.76	$12.97	$9.21	$14.81	$13.02	$9.21	$14.76	$12.98	$9.21

TOTAL RETURN	17.70%	40.85%	(7.90)%	17.95%	41.37%	(7.90)%	17.71%	40.96%	(7.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$65,850	$25,519	$92	$3,026	$1,887	$92	$47,179	$22,004	$9,025
Ratio of expenses to average net assets
before reimbursement	0.32%	0.73%	0.03%	0.11%	0.39%	0.01%	0.27%	0.69%	0.03%
Ratio of expenses to average net assets
after reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income (loss)
to average net assets	(0.02)%	(0.02)%	0.02%	0.14%	0.31%	0.04%	0.00%	0.01%	0.02%
Portfolio turnover rate	51.90%	162.02%	18.61%	51.90%	162.02%	18.61%	51.90%	162.02%	18.61%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per shares.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.95	$9.03	$10.00	$12.02	$9.03	$10.00	$11.97	$9.03	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.10	0.18	0.01	0.13	0.22	0.01	0.11	0.19	0.01
Net realized and unrealized gain (loss)
on total investments	2.59	2.80	(0.98)	2.59	2.81	(0.98)	2.57	2.80	(0.98)

Total gain (loss) from investment operations	2.69	2.98	(0.97)	2.72	3.03	(0.97)	2.68	2.99	(0.97)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.13)	(0.04)	—	(0.18)	(0.05)	—
Net realized gains	(0.45)	—	—	(0.45)	—	—	(0.45)	—	—

Total distributions	(0.51)	(0.06)	—	(0.58)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.13	$11.95	$9.03	$14.16	$12.02	$9.03	$14.02	$11.97	$9.03

TOTAL RETURN	22.65%	33.27%	(9.70)%	22.93%	33.63%	(9.70)%	22.70%	33.29%	(9.70)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$58,566	$15,669	$90	$6,318	$4,009	$90	$28,435	$9,476	$8,852
Ratio of expenses to average net assets
before reimbursement	0.30%	0.65%	0.03%	0.11%	0.32%	0.01%	0.26%	0.62%	0.03%
Ratio of expenses to average net assets
after reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income to average net assets	0.76%	1.52%	0.12%	0.93%	2.05%	0.14%	0.78%	1.83%	0.11%
Portfolio turnover rate	94.53%	214.97%	15.01%	94.53%	214.97%	15.01%	94.53%	214.97%	15.01%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Equity Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.62	$9.27	$10.00	$12.68	$9.27	$10.00	$12.64	$9.27	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.05	0.11	0.01	0.08	0.14	0.02	0.06	0.12	0.02
Net realized and unrealized gain (loss)
on total investments	2.74	3.28	(0.74)	2.76	3.29	(0.75)	2.74	3.29	(0.75)

Total gain (loss) from investment operations	2.79	3.39	(0.73)	2.84	3.43	(0.73)	2.80	3.41	(0.73)

Less distributions from:
Net investment income	(0.04)	(0.04)	—	(0.08)	(0.02)	—	(0.13)	(0.04)	—
Net realized gains	(0.93)	—	—	(0.93)	—	—	(0.93)	—	—

Total distributions	(0.97)	(0.04)	—	(1.01)	(0.02)	—	(1.06)	(0.04)	—

Net asset value, end of period	$14.44	$12.62	$9.27	$14.51	$12.68	$9.27	$14.38	$12.64	$9.27

TOTAL RETURN	22.57%	36.65%	(7.30)%	22.84%	37.12%	(7.30)%	22.66%	36.90%	(7.30)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$95,152	$29,036	$93	$37,730	$18,702	$93	$55,526	$28,139	$18,351
Ratio of expenses to average net assets
before reimbursement	0.31%	0.95%	0.03%	0.12%	0.62%	0.01%	0.19%	0.78%	0.02%
Ratio of expenses to average net assets
after reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.15%	0.30%	0.02%
Ratio of net investment income to average net assets	0.36%	0.89%	0.15%	0.53%	1.25%	0.17%	0.45%	1.10%	0.16%
Portfolio turnover rate	119.75%	328.39%	14.52%	119.75%	328.39%	14.52%	119.75%	328.39%	14.52%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Growth Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.60	$9.29	$10.00	$11.63	$9.29	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.04	0.07	0.01	0.06	0.11	0.01
Net realized and unrealized gain (loss) on total investments	1.23	2.27	(0.72)	1.23	2.27	(0.72)

Total gain (loss) from investment operations	1.27	2.34	(0.71)	1.29	2.38	(0.71)

Less distributions from:
Net investment income	(0.06)	(0.03)	—	(0.21)	(0.04)	—
Net realized gains	(1.85)	—	—	(1.85)	—	—

Total distributions	(1.91)	(0.03)	—	(2.06)	(0.04)	—

Net asset value, end of period	$10.96	$11.60	$9.29	$10.86	$11.63	$9.29

TOTAL RETURN	11.09%	25.21%	(7.10)%	11.24%	25.68%	(7.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$231	$200	$93	$38,839	$34,647	$60,298
Ratio of expenses to average net assets before reimbursement	0.21%	0.46%	0.03%	0.04%	0.13%	0.01%
Ratio of expenses to average net assets after reimbursement	0.21%	0.41%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.32%	0.68%	0.10%	0.50%	1.02%	0.12%
Portfolio turnover rate	3.94%	18.57%	0.00%	3.94%	18.57%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Index Fund

		Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.38	$9.26	$10.00	$11.41	$9.26	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.12	0.23	0.01	0.15	0.26	0.01
Net realized and unrealized gain (loss)
on total investments	1.83	1.96	(0.75)	1.83	1.97	(0.75)

Total gain (loss) from investment operations	1.95	2.19	(0.74)	1.98	2.23	(0.74)

Less distributions from:
Net investment income	(0.21)	(0.07)	—	(0.31)	(0.08)	—
Net realized gains	(0.33)	—	—	(0.33)	—	—

Total distributions	(0.54)	(0.07)	—	(0.64)	(0.08)	—

Net asset value, end of period	$12.79	$11.38	$9.26	$12.75	$11.41	$9.26

TOTAL RETURN	17.25%	23.77%	(7.40)%	17.49%	24.20%	(7.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$194	$161	$93	$120,083	$89,164	$55,488
Ratio of expenses to average net assets
before reimbursement	0.76%	0.48%	0.03%	0.04%	0.16%	0.01%
Ratio of expenses to average net assets after
reimbursement	0.22%	0.40%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average
net assets	1.00%	2.17%	0.12%	1.18%	2.49%	0.15%
Portfolio turnover rate	14.08%	62.88%	0.00%	14.08%	62.88%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	S&P 500 Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six		(commencement	For the Six		(commencement
	Months Ended	For the Year Ended	of operations)	Months Ended	For the Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.48	$9.32	$10.00	$11.52	$9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.08	0.14	0.01	0.10	0.18	0.01
Net realized and unrealized gain (loss)
on total investments	1.50	2.07	(0.69)	1.51	2.07	(0.69)

Total gain (loss) from investment operations	1.58	2.21	(0.68)	1.61	2.25	(0.68)

Less distributions from:
Net investment income	(0.06)	(0.05)	—	(0.17)	(0.05)	—

Total distributions	(0.06)	(0.05)	—	(0.17)	(0.05)	—

Net asset value, end of period	$13.00	$11.48	$9.32	$12.96	$11.52	$9.32

TOTAL RETURN	13.73%	23.77%	(6.80)%	13.98%	24.23%	(6.80)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$35,556	$12,860	$93	$98,808	$77,569	$41,867
Ratio of expenses to average net assets before
reimbursement	0.27%	0.51%	0.03%	0.05%	0.17%	0.01%
Ratio of expenses to average net assets
after reimbursement	0.22%	0.43%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average
net assets	0.65%	1.27%	0.11%	0.83%	1.68%	0.13%
Portfolio turnover rate	16.50%	19.84%	0.00%	16.50%	19.84%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six		(commencement	For the Six		(commencement
	Months Ended	For the Year Ended	of operations)	Months Ended	For the Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.91	$9.35	$10.00	$12.94	$9.35	$10.00

Gain (loss) from investment operations:
Net investment income (b)	— (c)	0.01	0.01	0.03	0.04	0.01
Net realized and unrealized gain (loss)
on total investments	2.15	3.55	(0.66)	2.15	3.57	(0.66)

Total gain (loss) from investment operations	2.15	3.56	(0.65)	2.18	3.61	(0.65)

Less distributions from:
Net investment income	(0.01)	— (c)	—	(0.06)	(0.02)	—
Net realized gains	(1.75)	— (c)	—	(1.76)	— (c)	—

Total distributions	(1.76)	— (c)	—	(1.82)	(0.02)	—

Net asset value, end of period	$13.30	$12.91	$9.35	$13.30	$12.94	$9.35

TOTAL RETURN	17.30%	38.14%	(6.50)%	17.48%	38.64%	(6.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$365	$303	$94	$24,726	$21,450	$22,352
Ratio of expenses to average net assets
before reimbursement	0.51%	0.48%	0.03%	0.05%	0.15%	0.01%
Ratio of expenses to average net assets after
reimbursement	0.22%	0.41%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average
net assets	0.03%	0.06%	0.05%	0.21%	0.38%	0.07%
Portfolio turnover rate	0.54%	34.98%	0.00%	0.54%	34.98%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six		(commencement	For the Six		(commencement
	Months Ended	For the Year Ended	of operations)	Months Ended	For the Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.80	$9.30	$10.00	$11.83	$9.30	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.12	0.21	0.01	0.14	0.25	0.01
Net realized and unrealized gain (loss)
on total investments	2.34	2.36	(0.71)	2.35	2.36	(0.71)

Total gain (loss) from investment operations	2.46	2.57	(0.70)	2.49	2.61	(0.70)

Less distributions from:
Net investment income	(0.20)	(0.07)	—	(0.26)	(0.08)	—
Net realized gains	(0.30)	—	—	(0.29)	—	—

Total distributions	(0.50)	(0.07)	—	(0.55)	(0.08)	—

Net asset value, end of period	13.76	$11.80	$9.30	$13.77	$11.83	$9.30

TOTAL RETURN	21.05%	27.78%	(7.00)%	21.31%	28.21%	(7.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$187	$308	$93	$36,032	$29,797	$22,239
Ratio of expenses to average net assets
before reimbursement	0.22%	0.48%	0.03%	0.04%	0.16%	0.01%
Ratio of expenses to average net assets after
reimbursement	0.22%	0.40%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average
net assets	0.88%	2.04%	0.12%	1.05%	2.38%	0.14%
Portfolio turnover rate	0.54%	23.58%	0.00%	0.54%	23.58%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Blend Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.33	$9.38	$10.00	$12.36	$9.39	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.07	0.13	0.01	0.10	0.16	0.01
Net realized and unrealized gain (loss) on total investments	2.32	2.86	(0.63)	2.31	2.86	(0.62)

Total gain (loss) from investment operations	2.39	2.99	(0.62)	2.41	3.02	(0.61)

Less distributions from:
Net investment income	(0.08)	(0.04)	—	(0.17)	(0.05)	—
Net realized gains	(0.34)	—	—	(0.34)	—	—

Total distributions	(0.42)	(0.04)	—	(0.51)	(0.05)	—

Net asset value, end of period	$14.30	$12.33	$9.38	$14.26	$12.36	$9.39

TOTAL RETURN	19.52%	32.02%	(6.20)%	19.71%	32.31%	(6.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$446	$254	$94	$49,910	$39,469	$25,249
Ratio of expenses to average net assets before reimbursement	0.46%	0.53%	0.03%	0.05%	0.20%	0.01%
Ratio of expenses to average net assets after reimbursement	0.22%	0.41%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.54%	1.19%	0.09%	0.71%	1.52%	0.11%
Portfolio turnover rate	2.26%	34.88%	0.00%	2.26%	34.88%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Growth Index Fund

		Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$13.13	$9.32	$10.00	$13.16	$9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.01	0.04	0.01	0.03	0.07	0.01
Net realized and unrealized gain (loss) on total investments	2.41	3.79	(0.69)	2.42	3.80	(0.69)

Total gain (loss) from investment operations	2.42	3.83	(0.68)	2.45	3.87	(0.68)

Less distributions from:
Net investment income	(0.03)	(0.02)	—	(0.08)	(0.03)	—
Net realized gains	(0.74)	—	—	(0.74)	—	—

Total distributions	(0.77)	(0.02)	—	(0.82)	(0.03)	—

Net asset value, end of period	$14.78	$13.13	$9.32	$14.79	$13.16	$9.32

TOTAL RETURN	18.71%	41.11%	(6.80)%	18.92%	41.59%	(6.80)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$786	$177	$93	$70,677	$60,470	$45,572
Ratio of expenses to average net assets before reimbursement	0.22%	0.48%	0.03%	0.04%	0.16%	0.01%
Ratio of expenses to average net assets after reimbursement	0.22%	0.40%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.06%	0.32%	0.09%	0.23%	0.66%	0.11%
Portfolio turnover rate	3.61%	51.67%	0.04%	3.61%	51.67%	0.04%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Value Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.11	$9.30	$10.00	$12.14	$9.30	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.10	0.17	0.02	0.12	0.20	0.02
Net realized and unrealized gain (loss) on total investments	2.76	2.70	(0.72)	2.78	2.71	(0.72)

Total gain (loss) from investment operations	2.86	2.87	(0.70)	2.90	2.91	(0.70)

Less distributions from:
Net investment income	(0.17)	(0.06)	—	(0.23)	(0.07)	—
Net realized gains	(0.92)	—	—	(0.92)	—	—

Total distributions	(1.09)	(0.06)	—	(1.15)	(0.07)	—

Net asset value, end of period	$13.88	$12.11	$9.30	$13.89	$12.14	$9.30

TOTAL RETURN	24.11%	31.04%	(7.00)%	24.38%	31.49%	(7.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$188	$135	$93	$63,467	$51,945	$40,819
Ratio of expenses to average net assets before reimbursement	0.22%	0.50%	0.03%	0.04%	0.18%	0.01%
Ratio of expenses to average net assets after reimbursement	0.22%	0.40%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.76%	1.63%	0.20%	0.87%	1.96%	0.22%
Portfolio turnover rate	4.90%	56.43%	0.00%	4.90%	56.43%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Blend Index Fund

		Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.59	$9.31	$10.00	$12.62	$9.31	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.05	0.11	0.01	0.08	0.14	0.02
Net realized and unrealized gain (loss) on total investments	2.61	3.21	(0.70)	2.61	3.22	(0.71)

Total gain (loss) from investment operations	2.66	3.32	(0.69)	2.69	3.36	(0.69)

Less distributions from:
Net investment income	(0.07)	(0.04)	—	(0.14)	(0.05)	—
Net realized gains	(0.49)	—	—	(0.49)	—	—

Total distributions	(0.56)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.69	$12.59	$9.31	$14.68	$12.62	$9.31

TOTAL RETURN	21.31%	35.76%	(6.90)%	21.56%	36.21%	(6.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$325	$157	$93	$128,357	$103,402	$38,997
Ratio of expenses to average net assets before reimbursement	0.55%	0.52%	0.03%	0.04%	0.19%	0.01%
Ratio of expenses to average net assets after reimbursement	0.22%	0.40%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.37%	0.98%	0.15%	0.55%	1.31%	0.17%
Portfolio turnover rate	2.31%	52.39%	0.01%	2.31%	52.39%	0.01%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
			September 4, 2002			September 4, 2002
	For the Six	For the	(commencement	For the Six	For the	(commencement
	Months Ended	Year Ended	of operations)	Months Ended	Year Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.51	$9.21	$10.00	$11.54	$9.21	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.09	0.20	0.02	0.11	0.25	0.02
Net realized and unrealized gain (loss) on total investments	2.39	2.14	(0.81)	2.40	2.12	(0.81)

Total gain (loss) from investment operations	2.48	2.34	(0.79)	2.51	2.37	(0.79)

Less distributions from:
Net investment income	(0.27)	(0.04)	—	(0.31)	(0.04)	—
Net realized gains	(0.05)	—	—	(0.05)	—	—

Total distributions	(0.32)	(0.04)	—	(0.36)	(0.04)	—

Net asset value, end of period	$13.67	$11.51	$9.21	$13.69	$11.54	$9.21

TOTAL RETURN	21.68%	25.44%	(7.90)%	21.97%	25.87%	(7.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$202	$116	$92	$77,487	$64,563	$45,943
Ratio of expenses to average net assets before reimbursement	0.25%	0.65%	0.03%	0.08%	0.33%	0.01%
Ratio of expenses to average net assets after reimbursement	0.25%	0.47%	0.03%	0.08%	0.15%	0.01%
Ratio of net investment income to average net assets	0.66%	1.94%	0.22%	0.84%	2.51%	0.24%
Portfolio turnover rate	1.79%	9.31%	0.44%	1.79%	9.31%	0.44%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Real Estate Securities Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.40	$9.72	$10.00	$12.32	$9.72	$10.00	$12.22	$9.72	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.29	0.57	0.05	0.28	0.59	0.05	0.27	0.52	0.05
Net realized and unrealized gain (loss)
on total investments	2.53	2.39	(0.31)	2.53	2.37	(0.31)	2.49	2.39	(0.31)

Total gain (loss) from investment operations	2.82	2.96	(0.26)	2.81	2.96	(0.26)	2.76	2.91	(0.26)

Less distributions from:
Net investment income	(0.19)	(0.27)	(0.02)	(0.24)	(0.35)	(0.02)	(0.22)	(0.40)	(0.02)
Net realized gains	(1.34)	(0.01)	—	(1.34)	(0.01)	—	(1.34)	(0.01)	—

Total distributions	(1.53)	(0.28)	(0.02)	(1.58)	(0.36)	(0.02)	(1.56)	(0.41)	(0.02)

Net asset value, end of period	$13.69	$12.40	$9.72	$13.55	$12.32	$9.72	$13.42	$12.22	$9.72

TOTAL RETURN	24.15%	30.92%	(2.58)%	24.37%	30.94%	(2.56)%	24.13%	30.66%	(2.59)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$71,714	$14,207	$97	$136,581	$99,389	$97	$99,527	$52,603	$19,246
Ratio of expenses to average net assets
before reimbursement	0.27%	0.51%	0.03%	0.09%	0.18%	0.01%	0.26%	0.47%	0.03%
Ratio of expenses to average net assets
after reimbursement	0.23%	0.48%	0.03%	0.07%	0.15%	0.01%	0.22%	0.45%	0.03%
Ratio of net investment income to average net assets	2.23%	4.81%	0.51%	2.21%	5.27%	0.53%	2.14%	4.80%	0.50%
Portfolio turnover rate	218.52%	317.14%	15.45%	218.52%	317.14%	15.45%	218.52%	317.14%	15.45%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Social Choice Equity Fund

	Retirement Class			Institutional Class

		For the Period						For the Period
	For the	October 1, 2002	For the					June 14, 1999
	Six Months	(commencement of	Six Months					(commencement of
	Ended	operations) to	Ended					operations) to
	March 31,	September 30,	March 31,	For the Years Ended September 30,				September 30,

	2004 (a)	2003 (a)	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)		(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.01	6.41	$7.96	$6.41	$8.03	$11.16	$9.86	$10.00

Gain (loss) from investment operations:
Net investment income	0.05 (b)	0.09 (b)	0.07 (b)	0.12 (b)	0.11 (b)	0.10	0.11	0.04
Net realized and unrealized gain (loss) on total investments	1.15	1.54	1.15	1.52	(1.64)	(2.94)	1.25	(0.18)

Total gain (loss) from investment operations	1.20	1.63	1.22	1.64	(1.53)	(2.84)	1.36	(0.14)

Less distributions from:
Net investment income	(0.03)	(0.03)	(0.13)	(0.09)	(0.09)	(0.11)	(0.06)	—
Net realized gains	—	—	—	—	—	(0.18)	—	—

Total distributions	(0.03)	(0.03)	(0.13)	(0.09)	(0.09)	(0.29)	(0.06)	—

Net asset value, end of period	$9.18	8.01	$9.05	$7.96	$6.41	$8.03	$11.16	$9.86

TOTAL RETURN	15.03%	25.42%	15.38%	25.89%	(19.34)%	(25.99)%	13.84%	(1.40)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$20,043	$8,936	$66,658	$50,790	$36,180	$26,460	$29,307	$24,731
Ratio of expenses to average net assets before expense
waiver and reimbursement	0.28%	0.48%	0.05%	0.13%	0.81%	0.97%	0.90%	0.37%
Ratio of expenses to average net assets after expense
waiver and reimbursement	0.22%	0.43%	0.04%	0.08%	0.18%	0.18%	0.18%	0.05%
Ratio of net investment income to average net assets	0.59%	1.16%	0.79%	1.65%	1.34%	1.12%	1.00%	0.37%
Portfolio turnover rate	1.31%	27.53%	1.31%	27.53%	21.71%	4.96%	16.22%	0.06%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (Unaudited)

TIAA-CREF Institutional Mutual Funds

Note 1. Significant Accounting Policies

TIAA-CREF Institutional Mutual Funds (“the Funds”) is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. These financial statements consist of eighteen of the twenty-three funds comprising TIAA-CREF Institutional Mutual Funds: the Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Large-Cap Growth Index, Large-Cap Value Index, S&P 500 Index, Mid-Cap Growth Index, Mid-Cap Value Index, Mid-Cap Blend Index, Small-Cap Growth Index, Small-Cap Value Index, Small-Cap Blend Index , International Equity Index, Real Estate Securities, and Social Choice Equity Funds (collectively, the “Funds”). The Growth & Income, International Equity and Social Choice Equity Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America (“TIAA”). The remaining fifteen Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. In addition, the Growth & Income, International Equity, and Social Choice Equity Funds opened a Retirement Class on October 1, 2002 with a $100,000 seed money investment in each class by TIAA. At March 31, 2004, TIAA had remaining seed money investment in the Funds as follows:

	Value of TIAA’s Seed Money Investment at March 31, 2004

	Retirement	Institutional	Retail
	Class	Class	Class	Total

Large-Cap Growth Index Fund	$129,218	$12,676,519	$—	$12,805,737
Large-Cap Value Index Fund	134,382	—	—	134,382
Mid-Cap Growth Index Fund	151,502	23,276,969	—	23,428,471
Mid-Cap Value Index Fund	143,850	33,588,888	—	33,732,738
Mid-Cap Blend Index Fund	148,013	20,274,987	—	20,423,000
Small-Cap Growth Index Fund	156,115	67,591,009	—	67,747,124
Small-Cap Value Index Fund	151,251	57,230,899	—	57,382,150
Small-Cap Blend Index Fund	153,339	32,103,562	—	32,256,901
International Equity Index Fund	140,572	35,476,281	—	35,616,853
Real Estate Securities Fund	157,810	158,145	12,639,181	12,955,136

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS “), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, LLC (“Services”), a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries af-

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Notes to Financial Statements (continued)

filiated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. (“Advisors”), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of Investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield of such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net asset value is calculated.

Accounting for Investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

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Notes to Financial Statements (continued)

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income and Real Estate Securities Funds where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of

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Notes to Financial Statements (continued)

the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

Note 2. Management Agreement

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund’s net assets, based on the average daily net assets of each Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Retirement Class shares expired on September 30, 2003. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Various other expenses (including custody, audit, regulatory and trustee fees) are borne directly by the Funds/Classes. Advisors will receive the following annual percentages of each Fund’s/Classes’ average daily net assets for investment management and service agreement fees:

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Notes to Financial Statements (continued)

	Investment
	Management
	Fee	Service Agreement Fee

	All	Retirement	Institutional	Retail
	Classes	Class	Class	Class

Growth & Income Fund	0.08%	0.34%	0.04%	—
International Equity Fund	0.09%	0.34%	0.03%	—
Large-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Growth Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Small-Cap Equity Fund	0.08%	0.34%	0.04%	0.19%
Large-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Large-Cap Value Index Fund	0.04%	0.34%	0.02%	—
S&P 500 Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Value Index Fund	0.04%	0.34%	0.02%	—
Mid-Cap Blend Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Growth Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Value Index Fund	0.04%	0.34%	0.02%	—
Small-Cap Blend Index Fund	0.04%	0.34%	0.02%	—
International Equity Index Fund	0.04%	0.34%	0.03%	—
Real Estate Securities Fund	0.09%	0.34%	0.04%	0.33%
Social Choice Equity Fund	0.04%	0.34%	0.02%	—

344 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

To limit the Funds’ expenses during their initial periods of operations, Advisors has agreed to reimburse the Funds if expenses, as described above, exceed the percentages listed below.

	Retirement	Institutional	Retail
	Class	Class	Class

Growth & Income Fund	0.44%	0.14%	—
International Equity Fund	0.55%	0.20%	—
Large-Cap Value Fund	0.48%	0.14%	0.44%
Mid-Cap Growth Fund	0.48%	0.14%	0.44%
Mid-Cap Value Fund	0.48%	0.14%	0.44%
Small-Cap Equity Fund	0.48%	0.14%	0.30%
Large-Cap Growth Index Fund	0.42%	0.08%	—
Large-Cap Value Index Fund	0.44%	0.08%	—
S&P 500 Index Fund	0.44%	0.08%	—
Mid-Cap Growth Index Fund	0.44%	0.08%	—
Mid-Cap Value Index Fund	0.44%	0.08%	—
Mid-Cap Blend Index Fund	0.44%	0.08%	—
Small-Cap Growth Index Fund	0.44%	0.08%	—
Small-Cap Value Index Fund	0.44%	0.08%	—
Small-Cap Blend Index Fund	0.44%	0.08%	—
International Equity Index Fund	0.50%	0.15%	—
Real Estate Securities Fund	0.47%	0.15%	0.45%
Social Choice Equity Fund	0.44%	0.08%	—

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 345

Notes to Financial Statements (continued)

Note 3. Investments

At March 31,2004 net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Growth & Income Fund	$62,209,347	$16,286,780	$45,922,567
International Equity Fund	62,847,490	7,455,544	55,391,946
Large-Cap Value Fund	20,298,090	1,490,135	18,807,955
Mid-Cap Growth Fund	15,333,038	1,997,603	13,335,435
Mid-Cap Value Fund	8,132,047	1,228,672	6,903,375
Small-Cap Equity Fund	25,504,161	3,458,484	22,045,677
Large-Cap Growth Index Fund	8,845,879	303,947	8,541,932
Large-Cap Value Index Fund	26,800,096	400,625	26,399,471
S&P 500 Index Fund	19,704,249	642,953	19,061,296
Mid-Cap Growth Index Fund	7,915,488	205,642	7,709,846
Mid-Cap Value Index Fund	9,683,759	302,567	9,381,192
Mid-Cap Blend Index Fund	14,123,515	310,770	13,812,745
Small-Cap Growth Index Fund	24,080,289	1,579,368	22,500,921
Small-Cap Value Index Fund	17,822,430	1,113,726	16,708,704
Small-Cap Blend Index Fund	41,718,000	1,712,661	40,005,339
International Equity Index Fund	20,686,582	410,727	20,275,855
Real Estate Securities Fund	19,414,249	1,441,456	17,972,793
Social Choice Equity Fund	10,109,912	6,282,709	3,827,203

At March 31, 2004, the Growth & Income and S&P 500 Index Funds, held open futures contracts as follows:

	Futures	Number of	Market	Expiration	Unrealized
Fund	Contracts	Contracts	Value	Date	Gain

Growth & Income	S&P 500 Index	3	$843,675	June 2004	$4,596
Growth & Income	S&P 500 Mini Index	35	1,968,575	June 2004	30,344
S&P 500 Index	S&P 500 Mini Index	18	1,012,410	June 2004	9,881

346 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

Purchases and sales of securities, other than short-term money market instruments, for the Funds for the six months ended March 31, 2004, were as follows:

	Non-Government	Non-Government
	Purchases	Sales

Growth & Income Fund	$384,587,544	$284,145,490
International Equity Fund	451,994,823	400,209,109
Large-Cap Value Fund	168,873,994	122,181,180
Mid-Cap Growth Fund	100,985,651	45,959,725
Mid-Cap Value Fund	112,136,025	57,401,552
Small-Cap Equity Fund	254,028,396	163,291,794
Large-Cap Growth Index Fund	1,760,935	1,465,279
Large-Cap Value Index Fund	30,614,053	14,346,782
S&P 500 Index Fund	49,810,643	19,025,311
Mid-Cap Growth Index Fund	129,972	514,105
Mid-Cap Value Index Fund	406,430	182,884
Mid-Cap Blend Index Fund	4,252,783	1,047,714
Small-Cap Growth Index Fund	2,458,027	2,944,738
Small-Cap Value Index Fund	2,910,817	3,415,213
Small-Cap Blend Index Fund	6,250,881	2,743,511
International Equity Index Fund	1,293,757	2,404,782
Real Estate Securities Fund	569,882,272	482,054,473
Social Choice Equity Fund	18,570,265	970,368

Note 4. Trustee Fees

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 347

Notes to Financial Statements (continued)

Note 5. Shareholder Transactions

	Growth & Income Fund

	For the Six Months		For the Period October 1, 2002
	Ended		(commencement of operations) to
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:

Seed money subscriptions	$—	—	$100,000	16,286
Seed money redemptions	—	—	(120,471)	(16,368)
Subscriptions	14,675,981	1,807,604	8,564,437	1,177,244
Reinvestment of distributions	73,148	8,877	16,030	2,202
Redemptions	(300,343)	(37,010)	(794,795)	(93,570)

Net increase	$14,448,786	1,779,471	$7,765,201	1,085,794

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$139,227,180	17,241,855	$170,812,357	25,200,469
Reinvestment of distributions	3,404,642	415,590	6,518,330	975,348
Exchanges	(75,842)	(9,283)	(34,303,000)	(5,296,176)
Redemptions	(63,522,687)	(7,684,838)	(93,970,949)	(13,532,587)

Net increase	$79,033,293	9,963,324	$49,056,738	7,347,054

348 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	International Equity Fund

	For the Six Months		For the Period October 1, 2002
	Ended		(commencement of operations) to
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	14,577
Seed money redemptions	—	—	(117,543)	(14,583)
Subscriptions	55,106,566	5,579,808	19,722,892	2,384,187
Reinvestment of distributions	37,317	3,721	45	6
Redemptions	(21,084,588)	(2,183,752)	(10,544,146)	(1,243,910)

Net increase	$34,059,295	3,399,777	$9,161,248	1,140,277

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$81,004,158	8,223,448	$112,100,873	15,244,095
Reinvestment of distributions	5,524,078	563,107	3,315,175	469,424
Exchanges	(52,282)	(5,116)	(1,210,000)	(172,164)
Redemptions	(65,081,304)	(6,412,760)	(18,181,307)	(2,336,776)

Net increase	$21,394,650	2,368,679	$96,024,741	13,204,579

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 349

Notes to Financial Statements (continued)

	Large-Cap Value Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(112,554)	(10,058)
Subscriptions	29,020,193	2,269,218	10,088,016	913,533
Reinvestment of distributions	1,106,174	87,514	580	59
Redemptions	(3,685,245)	(284,956)	(638,196)	(53,027)

Net increase	$26,441,122	2,071,776	$9,337,846	850,507

Institutional Class:
Seed money redemptions	$—	—	$(112,702)	(10,036)
Subscriptions	9,326,130	731,645	14,917,948	1,404,132
Reinvestment of distributions	102,938	8,169	3,501	353
Redemptions	(1,237,315)	(96,055)	(1,485,967)	(125,274)

Net increase	$8,191,753	643,759	$13,322,780	1,269,175

Retail Class:
Seed money redemptions	$—	—	$(22,535,000)	(2,011,282)
Subscriptions	8,729,282	688,846	5,196,695	479,918
Reinvestment of distributions	5,581,846	447,094	118,170	11,938
Exchanges	4,440,553	351,383	71,330,646	6,976,546
Redemptions	(338,897)	(25,979)	(100,777)	(30,634)

Net increase	$18,412,784	1,461,344	$54,009,734	5,426,486

350 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Mid-Cap Growth Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(124,422)	(10,002)
Subscriptions	40,139,404	2,790,645	27,144,891	2,239,622
Reinvestment of distributions	1,648,689	116,350	17	2
Redemptions	(5,925,058)	(413,531)	(3,371,854)	(272,786)

Net increase	$35,863,035	2,493,464	$23,648,632	1,956,836

Institutional Class:
Seed money redemptions	$—	—	$(124,702)	(10,000)
Subscriptions	958,800	66,751	2,237,098	192,934
Reinvestment of distributions	27,672	1,949	3	—
Redemptions	(135,761)	(9,301)	(720,432)	(47,985)

Net increase	$850,711	59,399	$1,391,967	(134,949)

Retail Class:
Seed money redemptions	$—	—	$(12,313,236)	(980,147)
Subscriptions	15,591,790	1,080,840	10,139,848	876,040
Reinvestment of distributions	1,221,595	86,235	1,763	176
Exchanges	7,744,605	542,079	11,342,187	960,214
Redemptions	(3,010,352)	(209,443)	(1,367,539)	(140,484)

Net increase	$21,547,638	1,499,711	$7,803,023	715,799

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 351

Notes to Financial Statements (continued)

	Mid-Cap Value Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(113,602)	(10,062)
Subscriptions	41,032,855	3,004,432	15,117,447	1,341,584
Reinvestment of distributions	1,210,066	90,506	608	62
Redemptions	(3,601,261)	(260,719)	(454,988)	(30,912)

Net increase	$38,641,660	2,834,219	$14,549,465	1,300,672

Institutional Class:
Seed money redemptions	$—	—	$(113,844)	(10,039)
Subscriptions	1,785,862	131,101	4,360,446	404,250
Reinvestment of distributions	76,386	5,705	527	54
Redemptions	(336,523)	(24,116)	(923,323)	(70,857)

Net increase	$1,525,725	112,690	$3,323,806	323,408

Retail Class:
Seed money redemptions	$—	—	$(11,311,423)	(985,423)
Subscriptions	10,354,366	764,546	6,764,962	645,657
Reinvestment of distributions	780,846	58,929	66,254	6,804
Exchanges	7,664,625	569,996	4,390,626	405,620
Redemptions	(2,164,907)	(156,581)	(2,305,675)	(260,851)

Net increase (decrease)	$16,634,930	1,236,890	$(2,395,256)	(188,193)

352 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Small-Cap Equity Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(119,245)	(10,037)
Subscriptions	71,638,500	5,090,044	30,933,306	2,572,711
Reinvestment of distributions	3,788,891	277,371	370	37
Redemptions	(14,817,200)	(1,079,839)	(3,362,631)	(272,269)

Net increase	$60,610,191	4,287,576	$27,451,800	2,290,442

Institutional Class:
Seed money redemptions	$—	—	$(119,593)	(10,025)
Subscriptions	15,895,283	1,147,530	19,250,389	1,742,676
Reinvestment of distributions	1,168,635	85,239	2,154	218
Redemptions	(1,509,633)	(106,783)	(3,118,371)	(268,465)

Net increase	$15,554,285	1,125,986	$16,014,579	1,464,404

Retail Class:
Seed money redemptions	$—	—	$(24,933,917)	(1,987,900)
Subscriptions	14,056,979	1,004,133	8,430,302	746,781
Reinvestment of distributions	2,869,958	211,007	89,191	9,060
Exchanges	8,083,903	573,007	18,414,161	1,665,247
Redemptions	(2,170,831)	(154,160)	(1,687,974)	(186,551)

Net increase	$22,840,009	1,633,987	$311,763	246,637

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 353

Notes to Financial Statements (continued)

	Large-Cap Growth Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$241,257	21,422	$86,074	7,450
Reinvestment of distributions	33,376	3,070	276	28
Redemptions	(231,605)	(20,664)	(2,487)	(225)

Net increase	$43,028	3,828	$83,863	7,253

Institutional Class:
Seed money redemptions	$(18,512,000)	(1,661,426)	$(47,774,000)	(4,114,986)
Subscriptions	20,713,022	1,864,646	6,961,173	642,380
Reinvestment of distributions	5,145,089	478,168	251,394	25,445
Exchanges	24,311	2,274	—	—
Redemptions	(990,899)	(86,315)	(650,827)	(62,822)

Net increase (decrease)	$6,379,523	597,347	$(41,212,260)	(3,509,983)

354 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Large-Cap Value Index Fund
	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount		Amount	Shares

Retirement Class:
Subscriptions	$4,162	343	$47,144	4,169
Reinvestment of distributions	7,756	625	711	71
Redemptions	—	—	(598)	(58)

Net increase	$11,918	968	$47,257	4,182

Institutional Class:
Seed money redemptions	$(20,743,148)	(1,676,341)	$(49,871,000)	(4,399,560)
Subscriptions	50,800,264	4,036,794	54,857,276	5,366,264
Reinvestment of distributions	4,531,554	366,927	477,650	47,957
Exchanges	4,049	324	9,413,000	963,808
Redemptions	(14,284,562)	(1,122,096)	(1,555,759)	(153,751)

Net increase	$20,308,157	1,605,608	$13,321,167	1,824,718

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 355

Notes to Financial Statements (continued)

	S&P 500 Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(113,443)	(10,048)
Subscriptions	21,406,706	1,689,029	14,216,880	1,298,977
Reinvestment of distributions	100,603	7,878	481	48

Redemptions	(1,064,228)	(82,668)	(1,864,361)	(178,940)

Net increase	$20,443,081	1,614,239	$12,239,557	1,110,037

Institutional Class:
Seed money redemptions	$(29,559,528)	(2,352,318)	$(24,992,000)	(2,174,495)
Subscriptions	61,817,454	4,877,119	51,153,412	4,670,172
Reinvestment of distributions	963,580	75,813	228,539	22,831

Exchanges	66,317	5,201	—	—
Redemptions	(22,377,296)	(1,712,184)	(2,895,831)	(276,284)

Net increase	$10,910,527	893,631	$23,494,120	2,242,224

356 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Mid-Cap Growth Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$40,577	3,034	$168,378	13,526
Reinvestment of distributions	42,267	3,325	50	5
Redemptions	(33,099)	(2,498)	(436)	(43)

Net increase	$49,745	3,861	$167,992	13,488

Institutional Class:

Seed money redemptions	$(989,000)	(73,040)	$(10,204,000)	(795,882)
Subscriptions	699,554	52,026	707,800	62,567
Reinvestment of distributions	2,855,448	224,838	43,055	4,234
Redemptions	(35,340)	(2,601)	(42,145)	(3,462)

Net increase (decrease)	$2,530,662	201,223	$(9,495,290)	(732,543)

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 357

Notes to Financial Statements (continued)

	Mid-Cap Value Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$(133,883)	(11,739)	$189,494	16,120
Reinvestment of distributions	5,967	456	692	71
Redemptions	(16,858)	(1,227)	(664)	(68)

Net increase (decrease)	$(144,774)	(12,510)	$189,522	16,123

Institutional Class:
Seed money redemptions	$(740,000)	(56,918)	$(140,000)	(12,060)
Subscriptions	822,802	63,235	1,298,848	126,654
Reinvestment of distributions	1,298,757	99,445	184,026	18,817
Redemptions	(80,445)	(6,048)	(58,960)	(5,556)

Net increase	$1,301,114	99,714	$1,283,914	127,855

358 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Mid-Cap Blend Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$181,808	13,524	$125,780	10,552
Reinvestment of distributions	13,405	985	436	44
Redemptions	(54,353)	(3,865)	(476)	(46)

Net increase	$140,860	10,644	$125,740	10,550

Institutional Class:
Seed money redemptions	$(8,159,000)	(593,831)	$(9,036,000)	(752,144)
Subscriptions	12,630,495	922,482	14,360,851	1,298,057
Reinvestment of distributions	893,355	65,882	138,772	13,877
Redemptions	(1,208,047)	(87,817)	(618,328)	(56,953)

Net increase	$4,156,803	306,716	$4,845,295	502,837

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 359

Notes to Financial Statements (continued)

	Small-Cap Growth Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$1,629,044	111,235	$42,780	3,571
Reinvestment of distributions	11,170	789	162	16
Redemptions	(1,056,447)	(72,254)	(1,433)	(144)

Net increase	$583,767	39,770	$41,509	3,443

Institutional Class:
Seed money redemptions	$(1,345,000)	(92,237)	$(6,150,000)	(496,608)
Subscriptions	350,467	24,057	2,215,435	189,108
Reinvestment of distributions	3,691,303	260,869	136,504	13,609
Redemptions	(138,562)	(10,615)	(2,003)	(141)

Net increase (decrease)	$2,558,208	182,074	$(3,800,064)	(294,032)

360 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Small-Cap Value Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$1,378,378	100,545	$13,493	1,183
Reinvestment of distributions	12,267	930	616	64
Redemptions	(1,357,412)	(99,071)	(1,179)	(114)

Net increase	$33,233	2,404	$12,930	1,133

Institutional Class:
Seed money redemptions	$(2,310,000)	(172,505)	$(5,425,000)	(469,472)
Subscriptions	1,796,898	134,844	3,623,637	355,533
Reinvestment of distributions	4,487,195	340,455	310,953	32,090
Redemptions	(147,181)	(10,841)	(327,957)	(30,420)

Net increase (decrease)	$3,826,912	291,953	$(1,818,367)	(112,269)

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 361

Notes to Financial Statements (continued)

	Small-Cap Blend Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$158,800	11,474	$29,311	2,445
Reinvestment of distributions	12,757	910	390	40
Redemptions	(39,148)	(2,682)	(397)	(40)

Net increase	$132,409	9,702	$29,304	2,445

Institutional Class:
Seed money redemptions	$(18,659,000)	(1,330,211)	$(9,999,000)	(817,047)
Subscriptions	32,355,220	2,279,084	42,639,930	4,218,657
Reinvestment of distributions	4,628,754	330,862	202,648	20,553
Exchanges	—	—	6,903,000	726,988
Redemptions	(10,580,026)	(729,623)	(1,589,794)	(144,052)

Net increase	$7,744,948	550,112	$38,156,784	4,005,099

362 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	International Equity Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$60,239	4,471	$1,370	140
Reinvestment of distributions	3,185	246	359	38
Redemptions	—	—	(1,320)	(140)

Net increase	$63,424	4,717	$409	38

Institutional Class:
Seed money redemptions	$(32,824,000)	(2,449,396)	$(1,175,000)	(103,388)
Subscriptions	32,722,373	2,440,701	7,199,224	718,718
Reinvestment of distributions	1,711,167	131,828	216,002	22,571
Exchanges	52,282	3,904	—	—
Redemptions	(772,035)	(58,658)	(337,624)	(34,966)

Net increase	$889,787	68,379	$5,902,602	602,935

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 363

Notes to Financial Statements (continued)

	Real Estate Securities Fund
	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$55,166,017	4,222,589	$14,519,010	1,264,727
Reinvestment of distributions	3,477,869	281,920	124,776	10,422
Redemptions	(5,287,198)	(412,226)	(1,618,789)	(139,655)

Net increase	$53,356,688	4,092,283	$13,024,997	1,135,494

Institutional Class:
Subscriptions	$43,716,052	3,434,697	$69,213,255	6,480,028

Reinvestment of distributions	10,285,487	845,654	1,480,117	128,275
Exchanges	—	—	16,645,695	1,717,772
Redemptions	(29,424,662)	(2,267,144)	(3,039,819)	(271,097)

Net increase	$24,576,877	2,013,207	$84,299,248	8,054,978

Retail Class:
Seed money redemptions	$(10,000,000)	(794,912)	$(5,000,000)	(428,816)

Subscriptions	35,482,471	2,774,814	18,825,800	1,697,560
Reinvestment of distributions	7,063,930	587,211	1,366,555	124,851
Exchanges	11,567,487	905,204	11,336,676	1,047,509
Redemptions	(4,608,068)	(360,401)	(1,199,919)	(115,856)

Net increase	$39,505,820	3,111,916	$25,329,112	2,325,248

364 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

TIAA-CREF Institutional Mutual Funds • Retirement Class

Notes to Financial Statements (continued)

	Social Choice Equity Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$—	—	$100,000	15,601
Seed money redemptions			(123,539)	(15,658)
Subscriptions	10,836,774	1,221,169	9,411,256	1,186,334

Reinvestment of distributions	51,990	5,822	395	57
Redemptions	(1,421,688)	(159,596)	(664,745)	(70,715)

Net increase	$9,467,076	1,067,395	$8,723,367	1,115,619

Institutional Class:
Seed money redemptions	$—	—	$(17,000,661)	(2,145,468)
Subscriptions	10,199,134	1,163,680	23,350,327	3,226,023

Reinvestment of distributions	642,990	73,150	437,624	64,168
Redemptions	(2,156,752)	(251,550)	(2,893,066)	(409,783)

Net increase	$8,685,372	985,280	$3,894,224	734,940

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 365

Notes to Financial Statements (concluded)

Note 6. Distributions to Shareholders

The tax character of distributions paid to shareholders during the six months ended September 30, 2003 were as follows:

	Ordinary	Long-term
	Income	Capital gain	Total

Growth & Income Fund	$6,788,284	$—	$6,788,284
International Equity Fund	3,988,594	—	3,988,594
Large-Cap Value Fund	128,605	—	128,605
Mid-Cap Growth Fund	1,799	—	1,799
Mid-Cap Value Fund	70,156	—	70,156
Small-Cap Equity Fund	94,642	—	94,642
Large-Cap Growth Index Fund	253,840	—	253,840
Large-Cap Value Index Fund	483,547	1,333	484,880
S&P 500 Index Fund	279,508	241	279,749
Mid-Cap Growth Index Fund	43,257	—	43,257
Mid-Cap Value Index Fund	186,852	1,304	188,156
Mid-Cap Blend Index Fund	145,416	847	146,263
Small-Cap Growth Index Fund	136,064	1,397	137,461
Small-Cap Value Index Fund	322,181	3,254	325,435
Small-Cap Blend Index Fund	213,262	1,289	214,551
International Equity Index Fund	234,835	—	234,835
Real Estate Securities Fund	3,479,173	10,196	3,489,369
Social Choice Equity Fund	554,465	—	554,465

The tax character of the fiscal year 2004 distributions will be determined at the end of the fiscal year.

Note 7. Line of Credit

Each of the Funds, except the Real Estate Securities Fund, participate in a $2.25 billion unsecured revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the six months ended March 31, 2004, there were no borrowings under this credit facility by the Funds.

366 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

2003 TIAA-CREF Institutional Mutual Funds Special Meeting

On December 15, 2003, at a special meeting of shareholders, the following persons were elected to serve on the Board:

Nominee	Dollars For	Percent	Dollars Withheld	Percent

Willard T. Carleton	$4,006,730,726.02	98.677%	$53,728,039.15	1.323%

Martin J. Gruber	4,012,058,123.55	98.808	48,400,641.62	1.192
Bridget A. Macaskill	4,012,752,040.36	98.825	47,706,724.81	1.175

Nancy L. Jacob, Bevis Longstreth, Stephen A. Ross, Maceo K. Sloan, and Robert W. Vishny continued in office.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 367

Management

Current TIAA-CREF Institutional Mutual Funds Board of Trustees and Executive Officers

Disinterested Trustees

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

WILLARD T. CARLETON	70	Trustee	Indefinite term.	Professor of Finance Emeritus, University of	53	None
4911 E. Parade Ground Loop			Trustee since 2003.	Arizona, College of Business and Public
Tucson, AZ 85712-6623				Administration. Formerly, Donald R.
Diamond Professor of Finance, University
of Arizona, 1999-2001, and Karl L. Eller
Professor of Finance, University of Arizona,
1984-1999. Trustee of TIAA, 1984-2003.

MARTIN J. GRUBER	66	Chairman of the	Indefinite term.	Nomura Professor of Finance, New York	53	Director, Scudder
New York University		Board of Trustees	Trustee since 2000.	University, Stern School of Business.		Investments New York,
Stern School of Business				Formerly, Chairman, Department of		Japan Equity Fund, Inc.,
Henry Kaufman Management				Finance, New York University, Stern School		the Singapore Fund, Inc.,
Education Center				of Business. Trustee of TIAA, 1996-2000.		and the Thai Capital
44 West 4th Street, Suite 988						Fund, Inc.
New York, NY 10012

NANCY L. JACOB	61	Trustee	Indefinite term.	President and Managing Principal, Windermere	53	None
Windermere Investment Associates			Trustee since 1999.	Investment Associates. Formerly, Chairman and
121 S.W. Morrison Street				Chief Executive Officer, CTC Consulting, Inc.,
Suite 925				and Executive Vice President, U.S. Trust of the
Portland, OR 97204				Pacific Northwest.

BEVIS LONGSTRETH	70	Trustee	Indefinite term.	Retired Partner, Debevoise & Plimpton.	53	Member of the Board of
Debevoise & Plimpton			Trustee since 1999.	Formerly, Partner and Of Counsel of		Directors of AMVESCAP,
919 Third Avenue				Debevoise & Plimpton, Adjunct Professor		PLC and Chairman of
New York, NY 10022-6225				at Columbia University School of Law and		the Investment
				Commissioner of the U.S. Securities and		Committee of the
				Exchange Commission.		Nathan Cummings
Foundation.

BRIDGET A. MACASKILL	55	Trustee	Indefinite term.	Formerly, Chairman, Oppenheimer Funds,	53	Director, J Sainsbury plc
160 East 81st Street			Trustee since 2003.	Inc., 2000-2001. Chief Executive Officer,		and Prudential plc.
New York, NY 10028				1995-2001; President, 1991-2000; and
Chief Operating Officer, 1989-1995 of that firm.

STEPHEN A. ROSS	60	Trustee	Indefinite term.	Franco Modigliani Professor of Finance and	53	Director, Freddie Mac and
Massachusetts Institute				Massachusetts Institute of Technology,		Algorithmics, Inc.;
Sloan School of Management			Trustee since 1999.	Economics, Sloan School of Management,		Co-Chairman, Roll & Ross
Asset of Technology				Co-Chairman, Roll & Ross Asset Management		Management Corp.; and
77 Massachusetts Avenue				Corp., and CEO of Compensation Valuation		Principal, IV Capital, Ltd.
Cambridge, MA 02139				Incorporated. Formerly, Sterling Professor of
Economics and Finance, Yale School of
Management, Yale University.

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Disinterested Trustees (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

MACEO K. SLOAN	54	Trustee	Indefinite term.	Chairman, President and Chief Executive	53	Director, SCANA
NCM Capital Management			Trustee since 1999.	Officer, Sloan Financial Group, Inc., and		Corporation and M&F
Group, Inc.				Chairman and Chief Executive Officer,		Bancorp, Inc.
2634 Chapel Hill Boulevard,				NCM Capital Management Group, Inc.,
Suite 206				since 1991.
Durham, NC 27707

ROBERT W. VISHNY	45	Trustee	Indefinite term.	Eric J. Gleacher Distinguished Service	53	None
University of Chicago			Trustee since 1999.	Professor of Finance, University of Chicago,
Graduate School of Business				Graduate School of Business. Founding
1101 East 58th Street				Partner, LSV Asset Management.
Chicago, IL 60637

Executive Officers

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer	Held by Officer

HERBERT M. ALLISON, JR.	60	President and	Indefinite term.	Chairman, President and Chief Executive .	N/A	Member of the Board of
TIAA-CREF		Chief Executive	President and	Officer of TIAA. President and Chief Executive		Directors of the New York
730 Third Avenue		Officer	Chief Executive	Officer of CREF, TIAA-CREF Mutual Funds,		Stock Exchange
New York, NY 10017-3206			Officer since 2002.	TIAA-CREF Institutional Mutual Funds,
TIAA-CREF Life Funds and TIAA Separate
Account VA-1 (these funds are collectively
referred to as the “TIAA-CREF Funds”).
Formerly, President and Chief Executive
Officer of Alliance for LifeLong Learning, Inc.,
2000-2002. President, Chief Operating Officer
and Member of the Board of Directors of
Merrill Lynch & Co., Inc., 1997-1999.

GARY CHINERY	54	Vice President	Indefinite term.	Vice President of TIAA and Treasurer of TIAA	N/A	N/A
TIAA-CREF		and Treasurer	Vice President	and the TIAA-CREF Funds. Vice President
730 Third Avenue			and Treasurer	and Treasurer of Teachers Advisors, Inc.
New York, NY 10017-3206			since 2004.	(“Advisors”), TIAA-CREF Investment
Management, LLC (“Investment Management”),
TIAA-CREF Individual and Institutional
Services, LLC (“Services”), Teachers Personal
Investors Services, Inc. (“TPIS”), TIAA-CREF
Tuition Financing, Inc. (“Tuition Financing”)
and TIAA-CREF Life Insurance Company
(“TIAA-CREF Life”).

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Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and		Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served		During Past 5 Years	Officer	Held by Officer

SCOTT C. EVANS	44	Executive Vice	Indefinite term.		Executive Vice President, Chief Investment	N/A	N/A
TIAA-CREF		President, Chief	Executive Vice		Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue		Investment Officer	President since		President and Chief Executive Officer of
New York, NY 10017-3206			1999. Chief Investment		Investment Management and Advisors.
			Officer since 2004.		Director of TIAA-CREF Life and Advisors;
and Manager of Investment Management.

I. STEVEN GOLDSTEIN	51	Executive Vice	Indefinite term.		Executive Vice President, Public Affairs, of	N/A	N/A
TIAA-CREF		President	Executive Vice		TIAA and the TIAA-CREF Funds. Director of
730 Third Avenue			President since		TIAA-CREF Life. Formerly, Advisor for
New York, NY 10017-3206			2003	.	McKinsey & Company, 2003; Vice President,
Corporate Communications for Dow Jones & Co.
and The Wall Street Journal, 2001-2002;
and Senior Vice President and Chief
Communications Officer for Insurance
Information Institute, 1993-2001.

E. LAVERNE JONES	55	Vice President	Indefinite term.		Vice President and Corporate Secretary of	N/A	N/A
TIAA-CREF		and Corporate	Vice President		TIAA and the TIAA-CREF Funds.
730 Third Avenue		Secretary	and Corporate
New York, NY 10017-3206			Secretary since 1999.

SUSAN S. KOZIK	46	Executive Vice	Indefinite term.		Executive Vice President and Chief Technology	N/A	N/A
TIAA-CREF		President	Executive Vice		Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue			President since 2003.		Formerly, Vice President of IT Operations
New York, NY 10017-3206					and Services, Lucent Technologies, 2000-2003;
and Senior Vice President and Chief
Technology Officer, Penn Mutual Life
Insurance Company, 1997-2000.

GEORGE W. MADISON	50	Executive Vice	Indefinite term.		Executive Vice President and General	N/A	N/A
TIAA-CREF		President	Executive Vice		Counsel of TIAA and the TIAA-CREF Funds.
730 Third Avenue			President since 2003.		Formerly, Executive Vice President,
New York, NY 10017-3206					Corporate Secretary, and General Counsel
of Comerica Incorporated.

ERWIN W. MARTENS	48	Executive Vice	Indefinite term.		Executive Vice President, Risk Management,	N/A	N/A
TIAA-CREF		President	Executive Vice		of TIAA and the TIAA-CREF Funds. Director
730 Third Avenue			President since 2003.		of Advisors, Services, TPIS, Tuition
New York, NY 10017-3206					Financing and TIAA-CREF Life and
Manager of Investment Management. Formerly,
Managing Director and Chief Risk Officer,
Putnam Investments, 1999-2003; and
Head and Deputy Head of Global Market
Risk Management, 1997-1999.

372 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 373

Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer	Held by Officer

ELIZABETH A. MONRAD	49	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial	N/A	Director, Colgate-
TIAA-CREF		President	Executive Vice	Officer of TIAA, the TIAA-CREF Funds, Advisors and		Palmolive Company
730 Third Avenue			President since 2003.	Investment Management. Executive Vice President
New York, NY 10017-3206				of TPIS, Services and Tuition Financing. Director of
Advisors, TPIS, Tuition Financing and TIAA-CREF
Life. Manager of Investment Management and
Services. Executive Vice President, Finance,
Actuarial and Facilities of TIAA-CREF Life.
Formerly, Chief Financial Officer and Senior Vice
President of General Re (2000-2003),
Chief Financial Officer of its North American
Reinsurance Operations (1997-2000).
Formerly, Partner Coopers & Lybrand.

FRANCES NOLAN	46	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of	N/A	N/A
TIAA-CREF		President	Executive Vice	TIAA and the TIAA-CREF Funds. President,
730 Third Avenue			President since 2000.	Chief Executive Officer and Manager of
New York, NY 10017-3206				Services. Director of TPIS, Tuition Financing
and TIAA-CREF Life. Formerly, Executive
Vice President, Retirement Services,
CREF and TIAA, 2000-2003; Vice President,
Eastern Division, 1994-2000.

DERMOT J. O’BRIEN	38	Executive Vice	Indefinite term.	Executive Vice President, Human Resources,	N/A	N/A
TIAA-CREF		President	Executive Vice	of TIAA and the TIAA-CREF Funds. Director,
730 Third Avenue			President since 2003.	TIAA-CREF Life. Formerly, First Vice President
New York, NY 10017-3206				and Head of Human Resources, International
Private Client Division, Merrill Lynch & Co.,
1999-Feb. 2003; and Vice President and
Head of Human Resources—Japan
Morgan Stanley, 1998-1999.

BERTRAM L. SCOTT	53	President	Indefinite term.	Executive Vice President, Product	N/A	N/A
TIAA-CREF			President since 2003.	Management, of TIAA and the TIAA-CREF
730 Third Avenue				Funds. Chairman of the Board, President
New York, NY 10017-3206				and Chief Executive Officer of TIAA-CREF
Life. Director of TPIS; Manager of Services;
President and Director of Tuition Financing.
Formerly, President and Chief Executive
Officer, Horizon Mercy, 1996-2000.

JOHN A. SOMERS	60	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the	N/A	N/A
TIAA-CREF		President	Executive Vice	TIAA-CREF Funds. Executive Vice President
730 Third Avenue			President since 1999.	of Investment Management and Advisors
New York, NY 10017-3206				and Director of TIAA-CREF Life.

The fund’s Statement of Additional Information (SAI) includes additional information about the fund’s directors and is available, without charge, upon request, by calling 877 518-9161.

374 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 375

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376 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges, and expenses carefully before investing. Please call 877 518-9161 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guaranteed.

Information

TIAA-CREF Web Center

Account performance, personal account information and transactions, product descriptions, calculators to estimate retirement income and allocate assets, and information about investment choices and income options

TIAA-CREF.org

24 hours a day, 7 days a week

Telephone Counseling Center
Retirement saving and planning, income options and payments, and tax reporting
800 842-2776
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800 223-1200
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Account performance, personal account information and transactions, and product information
800 842-2252
24 hours a day, 7 days a week

For Hearing- or Speech-Impaired Participants
800 842-2755
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TIAA-CREF Trust Company, FSB
Asset management, trust administration, estate planning, planned giving, and endowment management
888 842-9001
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Tuition financing programs
888 381-8283
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Printed on recycled paper

©2004 Teachers Insurance and Annuity Association—	A10930
College Retirement Equities Fund (TIAA-CREF), New York, NY 10017	05/04
C31791

2004 semiannual report

TIAA-CREF

Institutional Mutual Funds

Retirement Class

Financial statements (unaudited) including statements of investments March 31, 2004

growth & income	small-cap equity
international equity	S&P 500 index
large-cap value	real estate securities
mid-cap growth	social choice equity
mid-cap value

Retirement Class Performance Overview as of 3/31/2004

		Average Annual Compound Rates
		of Total Return
	Inception Date	1 year	Since Inception
Equities
Growth & Income Fund	10/1/2002	33.08%	23.38%
International Equity Fund	10/1/2002	58.22	34.46
Large-Cap Value Fund	10/1/2002	46.54	31.93
Mid-Cap Growth Fund	10/1/2002	49.05	40.10
Mid-Cap Value Fund	10/1/2002	56.06	38.72
Small-Cap Equity Fund	10/1/2002	64.38	40.99
S&P 500 Index Fund	10/1/2002	34.18	25.57
Real Estate Securities Fund	10/1/2002	55.01	38.20
Social Choice Equity Fund	10/1/2002	37.11	27.65

Due to market volatility, recent performance of the TIAA-CREF Institutional Mutual Funds may differ from the figures shown in this report. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 842-2888. Past performance should not be taken as a guarantee of future rates of return. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less upon redemption.

The TIAA-CREF Institutional Mutual Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company. The Russell indexes are not mutual funds, and you cannot invest directly in them.

2004 Semiannual Report | TIAA-CREF Institutional Mutual Funds | Retirement Class

With This Report, A New Look

The format of this year’s TIAA-CREF Institutional Mutual Funds Semiannual Report is new. While the page size is smaller, the report offers more information about the funds in which you’ve invested. This smaller size cuts printing costs—savings that benefit all investors. We have added new features, including an Investor Insight box with useful information about each fund, and a description of each fund’s benchmark. These features respond to requests from investors and are part of our ongoing commitment to communicate clearly about investment performance.

Contents

Report to Investors	2	Real Estate Securities Fund	101
		Social Choice Equity Fund	103
Fund Performance
Growth & Income Fund	4	Financial Statements
International Equity Fund	7	Statements of Assets and
Large-Cap Value Fund	10	Liabilities	118
Mid-Cap Growth Fund	13	Statements of Operations	121
Mid-Cap Value Fund	16	Statements of Changes in
Small-Cap Equity Fund	19	Net Assets	124
S&P 500 Index Fund	22	Financial Highlights	130
Real Estate Securities Fund	25	Notes to Financial Statements	148
Social Choice Equity Fund	28
		2003 TIAA-CREF Institutional
Statement of Investments		Mutual Funds Special Meeting	163
Growth & Income Fund	31
International Equity Fund	36	Management	164
Large-Cap Value Fund	46
Mid-Cap Growth Fund	52	For More Information	Back Cover
Mid-Cap Value Fund	60
Small-Cap Equity Fund	65
S&P 500 Index Fund	91

Report to Investors

This report contains the performance and financial statements for nine TIAA-CREF Institutional Mutual Funds for the six-month period that ended March 31, 2004. These funds offer a Retirement share class. The financial statements include information about other share classes that are not the subject of this report.

     World stock markets produced extraordinary gains during the 12 months that ended on March 31, 2004. The Morgan Stanley World IndexSM soared 43.87%, in dollar terms, during the period. Momentum slowed, however, during the first quarter of 2004, when the index posted a return of 2.62%. In the United States, the Russell 3000® Index, which tracks the broad domestic stock market, advanced 38.19% for 12 months, having returned 2.23% for the first quarter.

     The rally in stocks, which began in March 2003, was spurred by economic recovery in the United States and by mushrooming growth in China, both of which improved the prospects for growth worldwide.

     Between January and March of 2004, however, monthly inflows of money into U.S. equity funds dropped by nearly half. A widespread concern that may have affected flows was that any hike in interest rates by the Federal Reserve would slow the recovery, while also making bonds a more competitive alternative to equities.

     Investors’ preferences for value stocks versus growth issues produced a significant shift in the stock market. During the 12 months that ended on September 30, 2003, the Russell 3000 Growth Index had outperformed its value counterpart, the Russell 3000 Value Index, 26.94% to 24.89%. During the fourth quarter, value stocks took the lead, and by the end of the first quarter of 2004, value stocks had posted a six-month return of 18.16%, versus 11.84% for growth stocks.

     Regardless of this shift, small- and mid-cap stocks were still outpacing stocks of larger companies. For the six-month period, the small-cap Russell 2000® Index climbed 21.69% and the Russell Midcap® Index gained 19.83%, while the predominantly large-cap Russell 1000® returned 14.40%.

     All 9 of the funds reported on here achieved double-digit gains for the period. Their returns varied from 13.73% for the S&P 500 Index Fund to 24.11% for the Small-Cap Value Index Fund. Two of the three funds using the Dual Investment Management Strategy® surpassed their

The five-year period that ended in March 2004 provides a textbook case of the value of diversification.

2 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Scott Evans
Executive Vice President and
Chief Investment Officer

benchmarks, as did the Social Choice Equity Fund and the Small-Cap Equity Fund, which is managed using quantitative techniques. The S&P 500 Index Fund produced a return comparable to its benchmark, minus the effects of expenses.

     Real estate securities continued to post strong gains during the period, and the Real Estate Securities Fund registered a return of 24.15%.

     Detailed explanations of the funds’ performance appear on the following pages.

     The five-year period that ended in March 2004 provides a textbook case of the value of diversification. Back in the first quarter of 1999, portfolio managers had just experienced four consecutive years in which the Russell 3000 gained 20% or more. How many investors expected that, over the next five years, the U.S. bond market, as measured by the Lehman Brothers index, would produce a cumulative return of 42.17%, versus only 0.72% for the Russell 3000? (For the decade ending in March 2004, however, the Russell 3000 posted a cumulative return of 195.78%, versus 106.89% for the Lehman index.)

     Unexpected results like those make diversification crucial to any successful investment plan. These nine TIAA-CREF Institutional Mutual Funds, in combination with TIAA-CREF’s variable annuity offerings, can help you build a diversified portfolio.

Scott Evans

Executive Vice President and Chief Investment Officer

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 3

Growth & Income Fund    |   Dividend-Paying Stocks

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Growth & Income Fund returned 13.16% for the Retirement Share Class, compared with 14.08% for the fund’s benchmark, the S&P 500® Index, and the 13.54% average return of similar funds, as measured by the Morningstar Large Blend category.

The S&P 500 trails the broad market.

After rising 12.18% in the fourth quarter of 2003, the large-cap stocks of the S&P 500 Index eked out an additional 1.69% gain in the first quarter of 2004. Over the same six-month period, the Russell 3000® Index, which includes stocks of all sizes, increased a total of 14.94%. The Russell’s slightly higher return was made possible by the 19.83% surge of the Russell Midcap® Index, and the 21.69% advance of the small-cap Russell 2000® Index. Both are subsets of the Russell 3000.

Among large-cap stocks, the Russell 1000 Growth Index gained 11.28%, significantly trailing the 17.65% rise of the Russell 1000 Value Index. (Please note that due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

The fund slightly underperforms the benchmark.

The fund’s return trailed the benchmark’s because of stock selections that included United Technologies, semiconductor manufacturer Novellus Systems, and Amylin Pharmaceuticals. The fund held larger amounts of these stocks than their index weightings, but they did not perform as anticipated. Other detractors from returns were below-benchmark weightings in companies that included Wal-Mart and General Electric.

     Boosting returns were overweight holdings in companies such as retailer Coach, agricultural-supply giant Monsanto, and Royal Caribbean Cruises. The fund also benefited by reducing its holdings, relative to the index, in firms that included Applied Materials, a supplier of products and services to the global semiconductor industry, and Abbott Laboratories. However, these positive contributions were not enough to lift the fund above the index for the period.

     The fund invested 3.84% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

4 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Growth & Income Fund    |   Dividend-Paying Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRGIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Growth & Income Fund
Retirement Class	33.08%	23.38%	13.16%	37.08%
Benchmark:
S&P 500® Index[2]	35.12	26.25	14.08	41.91
Peer group:
Morningstar Large Blend	33.80	23.94	13.54	38.08

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002

2 Standard and Poor’s 500 Index, S&P, and S&P 500 are registered trademarks and service marks of the McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index of 500 stocks.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 5

Growth & Income Fund    |   Dividend-Paying Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

ExxonMobil Corp	3.74
Citigroup, Inc	3.26
Procter & Gamble Co	2.64
General Electric Co	2.41
Microsoft Corp	2.35
PepsiCo, Inc	2.26
Pfizer, Inc	2.15
Cisco Systems, Inc	2.13
Fannie Mae	1.91
American Express Co	1.89

Total	24.74

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$23.86	million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The S&P 500® Index tracks the stocks of the 500 largest companies in the United States, in terms of market capitalization. The index is weighted, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

In selecting stocks to overweight in this portfolio, the fund’s managers look for stocks that are well priced, show growth potential, and provide a stream of dividend income.

6 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

International Equity Fund   |   Foreign Stocks

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The International Equity Fund returned 23.65% for the Retirement Share Class, outperforming both the 22.16% return of its benchmark, the Morgan Stanley EAFE® Index, and the 20.66% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Foreign stocks continue to outperform Wall Street.

Boosted by the strength of the pound, yen, and euro versus the dollar, the EAFE index produced substantially higher returns than the broad U.S. market during the six-month period. The Russell 3000® Index, which measures the U.S. stock market, rose 14.94%. Both foreign and domestic markets cooled during the first quarter of 2004, when the EAFE returned 4.34% and the Russell 3000 returned 2.23%. Geopolitical concerns and local business issues worried investors during the first quarter.

European stocks, which make up more than two-thirds of the EAFE index in terms of market capitalization, returned 21.48% for the six-month period, while the Pacific component returned 24.00%. However, the EAFE’s first quarter gains were driven by a stock market rally in the Pacific markets, particularly Japan. The Pacific component rose 12.73% for the quarter, while British stocks returned just 1.81% and markets in nations using the euro lost 1.11%. (Please note that investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

Stock selections add value.

Both the European and Pacific components of the fund outperformed the benchmark index because of successful stock selection. The top performers were Man Group plc, a British financial services company, the Netherlands’ ASM Lithography Holdings, and German athletic goods manufacturer Puma AG. The fund also benefited by holding less-than-benchmark weightings of British pharmaceutical company Glaxo-SmithKline plc and Swiss food producer Nestle S.A.

     Detractors from relative performance included holdings greater than their index weightings in Swiss temporary help company Adecco S.A., Swiss reinsurance company Converium Holding AG, and Hays plc, a British business services company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 7

International Equity Fund    |   Foreign Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRERX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

International Equity Fund
Retirement Class	58.22%	34.46%	23.65%	55.99%
Benchmark:
Morgan Stanley EAFE® Index[2]	57.54	33.28	22.16	53.93
Peer group:
Morningstar Foreign Large Blend	52.16	29.21	20.66	46.96

Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

[1] Inception date: 10/1/2002
2 EAFE is a trademark of Morgan Stanley Capital International,
Inc.

8 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

International Equity Fund    |   Foreign Stocks

P R O F I L E

Ten Largest Holdings	(as of 3/31/2004)

Percent of
Company	Net Assets

Royal Bank of Scotland Group plc
(United Kingdom)	2.89
UBS AG (Regd) (Switzerland)	2.61
Nokia Oyj (Finland)	2.58
Tesco plc (United Kingdom)	2.21
Reckitt Benckiser plc (United Kingdom)	2.08
Man Group plc (United Kingdom)	2.06
Vinci S.A. (France)	2.05
E.ON AG (Germany)	1.80
Novartis AG (Regd) (Switzerland)	1.77
British American Tobacco plc
(United Kingdom)	1.71

Total	21.76

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$48.48	million

Annualized Expense Charge[1]
Retirement Class	0.55%

[1] The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in developed countries around the world, excluding the United States and Canada. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

International funds invest in stocks outside the United States. Global funds can invest in stocks anywhere in the world, including the United States.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 9

Large-Cap Value Fund    |   Value Stocks of Larger Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Large-Cap Value Fund returned 19.42% for the Retirement Share Class, topping the 17.65% return for its benchmark, the Russell 1000® Value Index, and the 15.89% average return of similar funds, as measured by the Morningstar Large Value category.

Value stocks shine.

For the period, value stocks as a group handily outperformed growth stocks. The Russell 3000® Value Index, which tracks value stocks of all sizes, advanced 18.16%, while its growth counterpart, the Russell 3000 Growth Index, gained 11.84%. (These indexes are subsets of the Russell 3000, a broad measure of the domestic market.)

Among value stocks, the predominantly large-cap Russell 1000 lagged both the 24.42% surge of the small-cap Russell 2000® Value Index and the 21.38% rise of the Russell Mid-cap® Value Index.

Stock selection adds luster.

For the six-month period, the fund topped the strong performance of its benchmark, primarily because of successful stock selection. The best performers in this period included agricultural-supply giant Monsanto, HMO Aetna, and Altria, the parent company of Philip Morris. Underweight positions in companies that underperformed the index, such as Ford Motor Company, also boosted returns.

     The positive effect of those holdings was partly offset by lower returns from home mortgage provider Fannie Mae, network storage producer Emulex, and Tenet Healthcare. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions, including Motorola and AT&T Wireless, also detracted from returns.

     The fund invested 0.46% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

10 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Large-Cap Value Fund    |   Value Stocks of Larger Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRLCX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Large-Cap Value Fund
Retirement Class	46.54%	31.93%	19.42%	51.58%
Benchmark:
Russell 1000® Value Index[2]	40.82	28.85	17.65	46.32
Peer group:
Morningstar Large Value category	38.51	26.51	15.89	42.40

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

[1]	Inception date: 10/1/2002
[2]	Russell 1000 is a trademark and service mark of the FrankRussell Company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 11

Large-Cap Value Fund    |   Value Stocks of Larger Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Citigroup, Inc	5.12
ExxonMobil Corp	5.03
Altria Group, Inc	3.61

Bank One Corp	2.61
FleetBoston Financial Corp	2.58
Fannie Mae	2.17
Verizon Communications, Inc	2.09
Monsanto Co	2.08
SBC Communications, Inc	1.85
Freddie Mac	1.81

Total	28.95

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$38.63	million

Annualized Expense Charge[1]
Retirement Class	0.48%

[1] The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell 1000 Value Index had an average annual return of 12.61%, outperforming the 9.79% return of the Russell 1000 Growth Index during the same period. Past performance does not, of course, guarantee future results, and future returns could be very different.

12 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Growth Fund    |   Growth Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Mid-Cap Growth Fund returned 17.70% for the Retirement Share Class, topping the 17.58% gain of its benchmark, the Russell Midcap® Growth Index, and the 15.60% average return of similar funds, as measured by the Morningstar Mid Growth category.

Growth stocks trail value stocks.

Although growth stocks as a group outpaced value issues during the one-year period ending September 30, 2003, during the following six months, value stocks significantly outperformed growth stocks. The Russell 3000® Growth Index, which tracks growth stocks of all sizes, advanced 11.84%, while its value counterpart, the Russell 3000 Value Index, climbed 18.16%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

Among growth stocks, mid caps topped the 11.28% increase of the predominantly large-cap Russell 1000® Growth Index, but lagged the 18.97% rise of the small-cap Russell 2000® Growth Index. (Small- and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Stock selection helps the fund beat the benchmark.

For the six-month period ending March 31, 2004, the fund surpassed the solid return of its benchmark, primarily because of successful stock selection. The best performers in this period included HMO Aetna, Onyx Pharmaceuticals, and Sapient, a business and technology consulting firm. Underweight positions in companies that lagged the index, such as semiconductor equipment manufacturer KLA-Tencor and video game maker Electronic Arts, also increased the fund’s return.

     The positive effect of those holdings was partly offset by lower returns from stocks such as network storage producer Emulex, Amylin Pharmaceuticals, and Novellus Systems, a semiconductor manufacturer. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions, including pharmaceutical company Sepracor and drug manufacturer Biogen, also detracted from returns.

     The fund invested 0.02% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 13

Mid-Cap Growth Fund    |   Growth Stocks of Medium-Sized Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRGMX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Growth Fund
Retirement Class	49.05%	40.10%	17.70%	65.91%
Benchmark:
Russell Midcap® Growth Index[2]	49.63	38.64	17.58	63.32
Peer group:
Morningstar Mid Growth	43.78	29.33	15.60	47.30

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to themost recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

[1] Inception date: 10/1/2002
[2] Russell Midcap is a trademark and service mark of the Frank
Russell Company.

14 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Growth Fund    |   Growth Stocks of Medium-Sized Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Zimmer Holdings, Inc	2.20
Brinker International, Inc	1.76
Aetna, Inc	1.73
Biogen Idec, Inc	1.71
Intuit, Inc	1.67
DST Systems, Inc	1.59
Staples, Inc	1.57
Express Scripts, Inc	1.48
Electronic Arts, Inc	1.46
Ivax Corp	1.18

Total	16.35

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$65.85	million

Annualized Expense Charge[1]
Retirement Class	0.48%

[1] The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Growth Index had an average annual return of 10.27%, outperforming the 9.79% return of the predominantly large-cap Russell 1000 Growth Index during the same period. Past performance, however, does not guarantee future results, and future returns could be very different.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 15

Mid-Cap Value Fund    |   Value Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Mid-Cap Value Fund returned 22.65% for the Retirement Share Class, topping the 21.38% return of its benchmark, the Russell Midcap® Value Index, and the 18.92% average return of similar funds, as measured by the Morningstar Mid Value category.

Value stocks best growth issues.

Although growth stocks as a group outpaced value issues during the one-year period ending September 30, 2003, during the following six months, value stocks significantly outperformed growth stocks. The Russell 3000® Value Index gained 18.16%, while its growth counterpart, the Rus-sell 3000 Growth Index, returned 11.84%. (These indexes are subsets of the Russell 3000 Index, which measures the overall domestic market, and which gained 14.94% in the same period.)

Among value stocks, mid caps topped the 17.65% increase of the predominantly large-cap Russell 1000® Value Index, but lagged the 24.42% surge of the small-cap Russell 2000® Value Index. (Small-and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Effective stock picking beats the benchmark.

The fund surpassed the high return of its benchmark during the period because of heavy weightings, versus the benchmark, in such stocks as agricultural-supply giant Monsanto, Lucent Technologies, and Visteon, an automotive supplier. Also boosting returns were below-benchmark weightings in stocks that included health care information technology company McKesson Corporation and communications services provider CenturyTel.

     The positive effect of those holdings was partly offset by lower-than-expected returns from stocks that included Tenet Healthcare and optical network producer Sycamore Networks. The fund had larger weightings of these stocks than the benchmark. Several underweight positions, including natural gas service provider El Paso Corporation and J.C. Penney, also detracted from returns.

     The fund invested 1.65% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

16 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Mid-Cap Value Fund    |   Value Stocks of Medium-Sized Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRVRX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Value Fund
Retirement Class	56.06%	38.72%	22.65%	63.46%
Benchmark:
Russell Midcap® Value Index[2]	51.60	34.32	21.38	55.73
Peer group:
Morningstar Mid Value	47.44	29.74	18.92	48.04

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

[1] Inception date: 10/1/2002
[2] Russell Midcap is a trademark and service mark of the Frank
Russell Company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 17

Mid-Cap Value Fund    |   Value Stocks of Medium-Sized Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Monsanto Co	1.66
Comerica, Inc	1.54
PG&E Corp	1.47
Clorox Co	1.42
Countrywide Financial Corp	1.39
Aetna, Inc	1.33
MGIC Investment Corp	1.23
TXU Corp	1.18
Lucent Technologies, Inc	1.16
Safeway, Inc	1.16

Total	13.54

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$58.57	million

Annualized Expense Charge[1]
Retirement Class	0.48%

[1] The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 U.S. companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Value Index had an average annual return of 13.96%, outpacing the 11.45% return of the broad-based Russell 3000® Index during the same period. Past performance, of course, is no guarantee of future results, and future returns could be very different.

18 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Equity Fund    |   Stocks of Smaller Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Small-Cap Equity Fund returned 22.57% for the Retirement Share Class, topping the 21.69% return for its benchmark, the Russell 2000® Index. The average return of similar funds, as measured by the Morningstar Small Blend category, was 21.59%.

Small caps lead the way.

During the six-month period, the small-cap stocks tracked by the benchmark outpaced stocks of other cap sizes—the predominantly large-cap Russell 1000® Index rose 14.40% and the Russell Midcap® Index advanced 19.83%. The Russell 2000 also handily surpassed the 14.94% increase in the Russell 3000® Index, which measures the overall domestic equity market.

     Among small caps, value topped growth, 24.42% to 18.97%, reversing the trend in the year ending September 30, 2003, when growth outgained value, 41.72% to 31.67%. (Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Superior stock selection helps the fund top the benchmark.

For the six months ending March 31, 2004, the fund exceeded the excellent return of the Russell 2000, primarily because of successful stock selection.

Top performers in this period included communications technology company Arris Group, US Oncology, Tesoro Petroleum, and specialty mortgage banking company New Century Financial Corporation. These stocks all outperformed the benchmark. Also favorable to returns were underweight positions in companies that trailed the benchmark, such as discount store-chain Fred’s and short-haul airline Air-Tran Holdings.

     The positive effect of those holdings was partly offset by lower-than-expected returns from stocks that included Priceline.com, networking hardware and software provider En-terasys Networks, and Talk America Holdings, a telecommunications service provider.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 19

Small-Cap Equity Fund    |   Stocks of Smaller Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRSEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Small-Cap Equity Fund
Retirement Class	64.38%	40.99%	22.57%	67.48%
Benchmark:
Russell 2000® Index[2]	63.83	40.21	21.69	66.11
Peer group:
Morningstar Small Blend	59.35	35.94	21.59	58.82

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

[1] Inception date: 10/1/2002
[2] Russell 2000 is a trademark and service mark of the Frank
Russell Company.

20 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Small-Cap Equity Fund    |   Stocks of Smaller Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

iShares Russell 2000 Index Fund	1.83
Pediatrix Medical Group, Inc	0.60
Affiliated Managers Group, Inc	0.60
First Industrial Realty Trust, Inc	0.59
New Century Financial Corp	0.59
Zale Corp	0.56
Intergraph Corp	0.55
United Rentals, Inc	0.54
Black Box Corp	0.53
Techne Corp	0.53

Total	6.92

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$95.15	million

Annualized Expense Charge[1]
Retirement Class	0.48%

[1] The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

Because the size differences among small-cap companies are generally less than those among large-cap ones, the top ten holdings of a small-cap fund usually constitute a smaller part of the overall portfolio.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 21

S&P 500 Index Fund    |   Stocks of Larger U.S. Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The S&P 500 Index Fund returned 13.73% for the Retirement Share Class. During the period, the fund’s benchmark, the S&P 500® Index, returned 14.08%, versus the 13.54% average return of similar funds as measured by the Morningstar Large Blend category. In contrast, U.S. stocks overall returned 14.94%, as measured by the Russell 3000® Index.

2003 surges to a close.

Gains for the six-month period came mostly from a year-end rally. The S&P 500 Index rose 12.18% during the fourth quarter of 2003, with seven of its ten sectors posting double-digit advances. The materials sector led the way, with a 22.5% gain. The weakest performance came from utilities, which gained 6.89%.

     For the fourth quarter, the large-cap stocks of the S&P 500 Index slightly underperformed the 12.43% return of the Russell 3000® Index, which tracks the broad domestic market. Contributing to the Russell’s superior performance was the 14.52% advance of the small-cap Russell 2000® Index and the 13.97% increase in the Russell Midcap® Index. These two categories currently make up about one-third of the Russell 3000 Index in terms of capitalization.

Momentum slows in the first quarter of 2004.

During the first quarter, the S&P 500 Index returned 1.69%, again slightly trailing the Russell 3000, which gained 2.23%. Small caps and mid caps helped make the difference: the Russell 2000 advanced 6.26% and the Russell Midcap Index rose 5.14%. During these three months, only six of the S&P 500’s sectors increased; consumer staples, with a gain of 5.14%, performed best. The largest decline was in the information technology sector, down 2.61%.

     During the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

22 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

S&P 500 Index Fund    |   Stocks of Larger U.S. Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004

			Ticker Symbol: TRSPX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

S&P 500 Index Fund
Retirement Class	34.18%	25.57%	13.73%	40.76%
Benchmark:
S&P 500® Index[2]	35.12	26.25	14.08	41.91
Peer group:
Morningstar Large Blend	33.80	23.94	13.54	38.08

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

[1] Inception date: 10/1/2002
[2] Standard and Poor’s 500 Index, S&P, and S&P 500 are registered trademarks and service marks of the McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index of 500 stocks.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 23

S&P 500 Index Fund    |   Stocks of Larger U.S. Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

General Electric Co	2.94
ExxonMobil Corp	2.58
Microsoft Corp	2.55
Pfizer, Inc	2.52
Citigroup, Inc	2.52
Wal-Mart Stores, Inc	2.44
American International Group, Inc	1.76
Intel Corp	1.67
Cisco Systems, Inc	1.53
International Business Machines Corp	1.48

Total	21.99

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$35.56	million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The S&P 500® Index tracks the stocks of the 500 largest companies in the United States, in terms of market capitalization. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

The S&P 500 tracks the stocks of 500 large-cap U.S. companies, but, because of their large market capitalization as a group, the index covers more than 80% of the total U.S. stock market.

24 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Real Estate Securities Fund    |   Real Estate Securities

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Real Estate Securities Fund returned 24.15% for the Retirement Share Class, outperforming the 22.53% return of its benchmark, the Wilshire Real Estate Securities Index, and the 22.70% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

The two quarters post double-digit gains.

The fund posted returns of 10.99% during the fourth quarter of 2003 and 11.85% during the first quarter of 2004. In both quarters, retail properties—regional malls in particular—were the star performers among real estate investment trusts (REITs). Regional malls returned a stunning 22% during the last three months. Apartments were the weakest sector, as historically low interest rates continued to turn renters into home buyers. The office sector continued to suffer from the low rate of job growth in the nation’s economy.

     In both quarters, the fund was able to outperform its index through successful sector allocation and superior stock selection. Returns were boosted by overweight holdings, relative to the benchmark, in retail properties and by smaller holdings in the underperforming apartment sector.

The fund is now positioned defensively.

Despite the strong recent performance of REITs, fundamental factors in the real estate industry remain weak, with vacancy rates relatively high in many sectors. At quarter’s end, a decline seemed possible, particularly if the prospect of higher interest rates makes other kinds of income-oriented securities more attractive.

     With this in mind, the fund took additional defensive positions, which included increasing its exposure to preferred stock and its investments in properties with shorter lease terms. Throughout the period, the fund also maintained a portfolio broadly diversified among nine real estate sectors and across three cap sizes. (The Real Estate Securities Fund, however, is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks, including fluctuations in underlying property values, higher expenses or lower income than expected, and potential environmental problems and liability.)

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 25

Real Estate Securities Fund    |   Real Estate Securities

P E R F O R M A N C E

Investment Objective

Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004

			Ticker Symbol: TRRSX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Real Estate Securities Fund
Retirement Class	55.01%	38.20%	24.15%	62.54%
Benchmark:
Wilshire Real Estate Securities Index	52.15	34.19	22.53	55.51
Peer group:
Morningstar Specialty Real Estate	51.00	33.75	22.70	54.80

* Past performance of the fund should not be taken as aguarantee of the same returns in the future. Returnswill fluctuate, as will the value of investment principal.Upon redemption, the shares you own may be worthmore or less than their original value. Due to marketvolatility, the fund’s recent performance may differ from the figures shown above. For performance current to themost recent month-end, visit the TIAA-CREF Web Centerat www.tiaa-cref.org or call 800 842-2888.

1 Inception date: 10/1/2002

26 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Real Estate Securities Fund    |   Real Estate Securities

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Rouse Co	4.20
Affordable Residential Communities	3.31
Home Properties, Inc	3.30
Simon Property Group, Inc	3.22
Vornado Realty Trust	3.21
Glenborough Realty Trust, Inc	2.92
Equity Office Properties Trust	2.82
Acadia Realty Trust	2.80
Prologis	2.77
Monmouth REIT (Class A)	2.65

Total	31.20

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$71.71	million

Annualized Expense Charge[1]
Retirement Class	0.47%

[1] The expense ratio and performance returns of the fundreflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Wilshire Real Estate Securities Index tracks the performance of publicly traded real estate securities such as real estate investment trusts and real estate operating companies. Companies in the index generally have a market capitalization of at least $100 million. You cannot invest in this index.

investorInsight

Unlike the TIAA Real Estate Account, which owns real estate properties directly, this fund invests primarily in the stocks and other securities of companies that are engaged in real estate or related industries.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 27

Social Choice Equity Fund    |   Socially Screened Stocks

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Social Choice Equity Fund returned 15.03% for the Retirement Share Class, outperforming both the 14.94% return of the fund’s benchmark, the Russell 3000® Index, and the 13.54% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments for social criteria, as the fund does.

Excluded stocks boost performance.

The largest contribution to the fund’s superior performance versus the benchmark came from the exclusion of General Electric by the social screens. General Electric is the largest stock in the Russell 3000, with an oversized effect on its return. The stock’s performance during the period was a drag on the return of the index. The fund’s relative return was also helped by the exclusion of other stocks, including Wyeth, Abbott Laboratories, and Wal-Mart.

     The positive effects of the screens on the fund’s return were partially offset by the their excluding several stocks that performed well during the six-month period, such as ChevronTex-aco and Altria, the parent company of Philip Morris.

Managing risk helps keep the fund on track.

Because the social screens prevent the fund from owning some of the stocks in the Russell 3000 Index, the fund’s managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the index.

     As a result, the fund had overweight holdings, compared to the benchmark, in several stocks that outperformed the index, including FleetBoston and Bank One. The positive effects of these holdings were partly offset by overweight positions in such stocks as Merck and Johnson & Johnson, which underperformed the Russell 3000.

     (Note: Because its social criteria exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.)

28 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Social Choice Equity Fund   |   Socially Screened Stocks

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria

$10,000 Invested at Fund’s Inception

Retirement Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TRSCX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Social Choice Equity Fund
Retirement Class	37.11%	27.65%	15.03%	44.27%
Benchmark:
Russell 3000® Index[2]	38.19	27.92	14.94	44.73
Peer group:
Morningstar Large Blend	33.80	23.94	13.54	38.08

* Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2888.

[1] Inception date: 10/1/2002
[2] Russell 3000 is a trademark and service mark of the Frank
Russell Company.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 29

Social Choice Equity Fund    |   Socially Screened Stocks

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Johnson & Johnson	2.26
Microsoft Corp	2.25
American International Group, Inc	1.87
Procter & Gamble Co	1.77
Intel Corp	1.75
International Business Machines Corp	1.62
Bank of America Corp	1.61
Cisco Systems, Inc	1.53
Coca-Cola Co	1.50
Merck & Co, Inc	1.33

Total	17.49

Fund Facts

Inception Date
Retirement Class	10/1/2002

Net Assets (3/31/2004)	$20.04	million

Annualized Expense Charge[1]
Retirement Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the total market capitalization of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in this index.

investorInsight

This portfolio’s investments must pass two kinds of social screens. The first kind excludes companies whose revenues are derived from alcohol, tobacco, gambling, weapons production, or nuclear power. Remaining companies are then evaluated and selected based on such criteria as respect for the environment, diversity, charitable giving, fair labor and governance practices, and other issues.

30 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Apparel and Accessory Stores	$ 4,642,656	0.69%
Building Materials and Garden Supplies	12,837,795	1.90
Business Services	38,088,371	5.64
Chemicals and Allied Products	69,498,893	10.29
Communications	36,679,703	5.43
Depository Institutions	64,409,800	9.53
Eating and Drinking Places	9,343,662	1.38
Electric, Gas, and Sanitary Services	13,809,682	2.04
Electronic and Other Electric Equipment	49,768,993	7.37
Engineering and Management Services	10,501,597	1.55
Fabricated Metal Products	10,721,153	1.59
Food and Kindred Products	28,035,321	4.15
Food Stores	2,417,960	0.36
Forestry	2,515,200	0.37
Furniture and Homefurnishings Stores	4,724,320	0.70
General Merchandise Stores	16,598,547	2.46
Health Services	4,392,456	0.65
Heavy Construction, Except Building	7,537,943	1.12
Holding and Other Investment Offices	2,377,577	0.35
Industrial Machinery and Equipment	57,248,604	8.47
Instruments and Related Products	27,191,998	4.03
Insurance Carriers	37,455,013	5.54
Leather and Leather Products	2,914,225	0.43
Metal Mining	1,881,171	0.28
Miscellaneous Retail	3,977,739	0.59
Motion Pictures	10,462,668	1.55
Nondepository Institutions	34,779,548	5.15
Oil and Gas Extraction	5,393,637	0.80
Paper and Allied Products	2,586,312	0.38
Petroleum and Coal Products	35,791,659	5.30
Primary Metal Industries	208,250	0.03
Printing and Publishing	5,950,413	0.88
Railroad Transportation	7,877,642	1.17
Rubber and Miscellaneous Plastics Products	151,385	0.02
Security and Commodity Brokers	9,468,318	1.40
Tobacco Products	7,341,820	1.09
Transportation By Air	1,663,914	0.25
Transportation Equipment	13,944,091	2.06
Trucking and Warehousing	8,598,492	1.27
Water Transportation	5,587,470	0.83
Wholesale Trade-Durable Goods	3,763,018	0.56

	VALUE	%

TOTAL COMMON STOCK (Cost $627,216,351)	$673,139,016	99.65%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	3,629,902	0.54

TOTAL SHORT TERM INVESTMENTS (Cost $3,630,000)	3,629,902	0.54

TOTAL PORTFOLIO (Cost $630,846,351)	676,768,918	100.19
OTHER ASSETS & LIABILITIES, NET	(1,255,786)	(0.19)

NET ASSETS	$675,513,132	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.65%
APPAREL AND ACCESSORY STORES—0.69%
211,800		Gap, Inc	$ 4,642,656

		TOTAL APPAREL AND
		ACCESSORY STORES	4,642,656

BUILDING MATERIALS AND GARDEN SUPPLIES—1.90%
214,800		Home Depot, Inc	8,024,928
85,745		Lowe’s Cos	4,812,867

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	12,837,795

BUSINESS SERVICES—5.64%
76,200		Automatic Data
		Processing, Inc	3,200,400
159,100	*	BEA Systems, Inc	2,030,116
49,000		Computer Associates
		International, Inc	1,316,140
45,900		Manpower, Inc	2,134,350
634,884		Microsoft Corp	15,853,053
687,403	*	Oracle Corp	8,255,710
204,200	*	Siebel Systems, Inc	2,350,342
109,560	*	Veritas Software Corp	2,948,260

		TOTAL BUSINESS
		SERVICES	38,088,371

CHEMICALS AND ALLIED PRODUCTS—10.29%
86,623		Air Products &
		Chemicals, Inc	4,341,546
133,035	*	Amgen, Inc	7,738,646
94,250	*	Amylin Pharmaceuticals,
		Inc	2,232,782

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 31

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
221,500		Dow Chemical Co	$ 8,922,020
3,715	*	Eyetech Pharmaceuticals,
		Inc	123,338
24,500	*	Forest Laboratories, Inc	1,754,690
34,187	*	Gilead Sciences, Inc	1,906,609
50,007	*	IVAX Corp	1,138,659
90,447		Lilly (Eli) & Co	6,050,902
66,700		Merck & Co, Inc	2,947,473
414,055		Pfizer, Inc	14,512,628
170,000		Procter & Gamble Co	17,829,600

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	69,498,893

COMMUNICATIONS—5.43%
49,637		AT&T Corp	971,396
194,700	*	AT&T Wireless
		Services, Inc	2,649,867
33,756		BellSouth Corp	934,704
113,000	*	Citadel Broadcasting
		Corp	1,971,850
104,942		Clear Channel
		Communications, Inc	4,444,294
142,291	*	Comcast Corp (Class A)	4,089,443
17,600	*	EchoStar Communications
		Corp (Class A)	576,400
257,700	*	Lucent Technologies, Inc	1,059,147
459,500	*	Qwest Communications
		International, Inc	1,980,445
298,070		SBC Communications,
		Inc	7,314,638
72,500	*	Sprint Corp (PCS Group)	667,000
161,359		Verizon Communications,
		Inc	5,896,058
105,189		Viacom, Inc (Class B)	4,124,461

		TOTAL COMMUNICATIONS	36,679,703

DEPOSITORY INSTITUTIONS—9.53%
50,443		Bank Of America Corp	4,084,874
48,699		Bank One Corp	2,655,069
3,900		BB&T Corp	137,670
425,646		Citigroup, Inc	22,005,898
45,900		Comerica, Inc	2,493,288
62,500		FleetBoston Financial
		Corp	2,806,250
67,600		Greenpoint Financial
		Corp	2,954,796
37,746		J.P. Morgan Chase & Co	1,583,445
124,700		Mellon Financial Corp	3,901,863
46,600		PNC Financial Services
		Group, Inc	2,582,572
12,300		Sovereign Bancorp, Inc	263,466
340,221		U.S. Bancorp	9,407,111

3,995		Wachovia Corp	$ 187,765
164,915		Wells Fargo & Co	9,345,733

		TOTAL DEPOSITORY
		INSTITUTIONS	64,409,800

EATING AND DRINKING PLACES—1.38%
65,800	*	Brinker International, Inc	2,495,794
132,400		McDonald’s Corp	3,782,668
66,447	*	The Cheesecake
		Factory, Inc	3,065,200

		TOTAL EATING AND
		DRINKING PLACES	9,343,662

ELECTRIC, GAS, AND SANITARY SERVICES—2.04%
13,800		American Electric
		Power Co, Inc	454,296
103,476		E.ON AG.	6,815,864
75,200		Entergy Corp	4,474,400
23,869	b*	Mirant Corp	9,428
122	*	NiSource, Inc (Sails)	310
200	*	Progress Energy, Inc (Cvo)	90
1		Texas Genco Holdings, Inc	36
68,100		Waste Management, Inc	2,055,258

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	13,809,682

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.37%
16,162	*	Altera Corp	330,513
108,292		American Power
		Conversion Corp	2,491,799
2,180	*	Atheros Communications,
		Inc	37,300
18,500	*	Broadcom Corp (Class A)	724,645
533,581		General Electric Co	16,284,892
296,791		Intel Corp	8,072,715
2,100	*	LSI Logic Corp	19,614
11,975	*	Marvell Technology
		Group Ltd	539,474
85,145		Maxim Integrated
		Products, Inc	4,009,478
76,400		Motorola, Inc	1,344,640
87,693	*	Novellus Systems, Inc	2,787,760
40,300		Qualcomm, Inc	2,676,726
5,200		Rockwell Collins, Inc	164,372
485,713	*	Taiwan Semiconductor
		Manufacturing Co Ltd
		(Spon ADR)	5,070,844
178,447		Texas Instruments, Inc	5,214,221

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	49,768,993

32 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—1.55%
174,647	*	Accenture Ltd (Class A)	$ 4,331,246
168,267		Monsanto Co	6,170,351

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	10,501,597

FABRICATED METAL PRODUCTS—1.59%
87,100		Illinois Tool Works, Inc	6,900,933
125,500		Masco Corp	3,820,220

		TOTAL FABRICATED
		METAL PRODUCTS	10,721,153

FOOD AND KINDRED PRODUCTS—4.15%
136,800		Coca-Cola Co	6,881,040
10,200		Conagra Foods, Inc	274,788
131,274	*	Dean Foods Co	4,384,552
22,526		General Mills, Inc	1,051,514
3,800		Kellogg Co	149,112
284,017		PepsiCo, Inc	15,294,315

		TOTAL FOOD AND
		KINDRED PRODUCTS	28,035,321

FOOD STORES—0.36%
21,600		Albertson’s, Inc	478,440
255,200	*	Winn-Dixie Stores, Inc	1,939,520

		TOTAL FOOD STORES	2,417,960

FORESTRY—0.37%
38,400		Weyerhaeuser Co	2,515,200

		TOTAL FORESTRY	2,515,200

FURNITURE AND HOMEFURNISHINGS STORES—0.70%
78,210	*	Bed Bath & Beyond, Inc	3,266,050
27,977		Best Buy Co, Inc	1,446,970
1,000		Circuit City Stores, Inc
		(Circuit City Group)	11,300

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	4,724,320

GENERAL MERCHANDISE STORES—2.46%
69,867	*	Costco Wholesale Corp	2,624,205
1,000	*	Kohl’s Corp	48,330
32,800		May Department
		Stores Co	1,134,224
168,600		Target Corp	7,593,744
87,084		Wal-Mart Stores, Inc	5,198,044

		TOTAL GENERAL
		MERCHANDISE STORES	16,598,547

HEALTH SERVICES—0.65%
58,888	*	Express Scripts, Inc	4,392,456

		TOTAL HEALTH SERVICES	4,392,456

HEAVY CONSTRUCTION, EXCEPT BUILDING—1.12%
78,539		Vinci S.A.	$ 7,537,943

		TOTAL HEAVY
		CONSTRUCTION, EXCEPT
		BUILDING	7,537,943

HOLDING AND OTHER INVESTMENT OFFICES—0.35%
300		Equity Office
		Properties Trust	8,667
55,465		Washington Mutual, Inc	2,368,910

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	2,377,577

INDUSTRIAL MACHINERY AND EQUIPMENT—8.47%
89,100		3M Co	7,294,617
167,545		Baker Hughes, Inc	6,112,042
45,300		Caterpillar, Inc	3,581,871
612,546	*	Cisco Systems, Inc	14,407,082
29,035		Deere & Co	2,012,416
282,059	*	Dell, Inc	9,482,824
48,513		Hewlett-Packard Co	1,108,037
130,420	d	International Business
		Machines Corp	11,977,773
59,298	*	Network Appliance, Inc	1,271,942

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	57,248,604

INSTRUMENTS AND RELATED PRODUCTS—4.03%
127,912	*	Boston Scientific Corp	5,420,911
73,000		Guidant Corp	4,626,010
118,600		Medtronic, Inc	5,663,150
96,931	*	St. Jude Medical, Inc	6,988,725
60,900	*	Zimmer Holdings, Inc	4,493,202

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	27,191,998

INSURANCE CARRIERS—5.54%
62,699		Aetna, Inc	5,625,354
138,845		American International
		Group, Inc	9,906,591
64,505	*	Anthem, Inc	5,846,733
4,873		Cincinnati Financial Corp	211,732
144,626		Safeco Corp	6,243,504
39,094		St. Paul Travelers Cos, Inc	1,564,151
440,098		Travelers Property
		Casualty Corp
		(Class B)	7,600,492

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 33

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
31,200		UnumProvident Corp	$ 456,456

		TOTAL INSURANCE
		CARRIERS	37,455,013

LEATHER AND LEATHER PRODUCTS—0.43%
71,096	*	Coach, Inc	2,914,225

		TOTAL LEATHER AND
		LEATHER PRODUCTS	2,914,225

METAL MINING—0.28%
54,322	*	Inco Ltd	1,881,171

		TOTAL METAL MINING	1,881,171

MISCELLANEOUS RETAIL—0.59%
57,374	*	eBay, Inc	3,977,739

		TOTAL MISCELLANEOUS
		RETAIL	3,977,739

MOTION PICTURES—1.55%
352,300	*	Time Warner, Inc	5,939,778
180,988		Walt Disney Co	4,522,890

		TOTAL MOTION PICTURES	10,462,668

NONDEPOSITORY INSTITUTIONS—5.15%
246,826		American Express Co	12,797,928
173,743		Fannie Mae	12,917,792
328,043		MBNA Corp	9,063,828

		TOTAL NONDEPOSITORY
		INSTITUTIONS	34,779,548

OIL AND GAS EXTRACTION—0.80%
74,572		Apache Corp	3,219,273
34,172		Burlington Resources, Inc	2,174,364

		TOTAL OIL AND GAS
		EXTRACTION	5,393,637

PAPER AND ALLIED PRODUCTS—0.38%
61,200		International Paper Co	2,586,312

		TOTAL PAPER AND
		ALLIED PRODUCTS	2,586,312

PETROLEUM AND COAL PRODUCTS—5.30%
24,619		ChevronTexaco Corp	2,161,056
78,600		ConocoPhillips	5,487,066
606,861		Exxon Mobil Corp	25,239,349
195,700		Lyondell Chemical Co	2,904,188

		TOTAL PETROLEUM AND
		COAL PRODUCTS	35,791,659

PRIMARY METAL INDUSTRIES—0.03%
11,900	*	Andrew Corp	208,250

		TOTAL PRIMARY METAL
		INDUSTRIES	208,250

PRINTING AND PUBLISHING—0.88%
16,100		Gannett Co, Inc	$ 1,419,054
142,900		News Corp Ltd (Spon ADR)	4,531,359

		TOTAL PRINTING AND
		PUBLISHING	5,950,413

RAILROAD TRANSPORTATION—1.17%
200,296		Canadian National
		Railway Co	7,877,642

		TOTAL RAILROAD
		TRANSPORTATION	7,877,642

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.02%
8,500		Tupperware Corp	151,385

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	151,385

SECURITY AND COMMODITY BROKERS—1.40%
66,000		Charles Schwab Corp	766,260
28,278		Goldman Sachs Group,
		Inc	2,950,809
22,000		Lehman Brothers
		Holdings, Inc	1,823,140
65,397		Morgan Stanley	3,747,248
3,340	*	Piper Jaffray Cos	180,861

		TOTAL SECURITY AND
		COMMODITY BROKERS	9,468,318

TOBACCO PRODUCTS—1.09%
66,600		Altria Group, Inc	3,626,370
45,600		R.J. Reynolds Tobacco
		Holdings, Inc	2,758,800
26,500		UST, Inc	956,650

		TOTAL TOBACCO
		PRODUCTS	7,341,820

TRANSPORTATION BY AIR—0.25%
47,800	*	AMR Corp	608,494
38,100	*	Continental Airlines,
		Inc (Class B)	477,393
48,600	*	Northwest Airlines Corp	491,346
6,100		Southwest Airlines Co	86,681

		TOTAL TRANSPORTATION
		BY AIR	1,663,914

TRANSPORTATION EQUIPMENT—2.06%
76,949		Autoliv, Inc	3,154,909
9,700		Delphi Corp	96,612
123,900		United Technologies Corp	10,692,570

		TOTAL TRANSPORTATION
		EQUIPMENT	13,944,091

34 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Growth & Income Fund - March 31, 2004

SHARES		VALUE

TRUCKING AND WAREHOUSING—1.27%
123,117	United Parcel Service,
	Inc (Class B)	$ 8,598,492

	TOTAL TRUCKING AND
	WAREHOUSING	8,598,492

WATER TRANSPORTATION—0.83%
126,700	Royal Caribbean
	Cruises Ltd	5,587,470

	TOTAL WATER
	TRANSPORTATION	5,587,470

WHOLESALE TRADE-DURABLE GOODS—0.56%
74,192	Johnson & Johnson	3,763,018

	TOTAL WHOLESALE
	TRADE-DURABLE
	GOODS	3,763,018

	TOTAL COMMON STOCK
	(Cost $627,216,351)	673,139,016

PRINCIPAL

SHORT TERM INVESTMENTS—0.54%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.54%
	Federal Farm Credit
	Banks (FFCB)
$ 3,630,000	0.970%, 04/01/04	3,629,902

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	3,629,902

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $3,630,000)	3,629,902

	TOTAL PORTFOLIO—
	100.19%
	(Cost $630,846,351)	676,768,918
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.19%)	(1,255,786)

	NET ASSETS—100.00%	$675,513,132

*	Non-income producing
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 35

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

Summary by Country
	VALUE	%

DOMESTIC
United States	$ 1,594,699	0.30%

TOTAL DOMESTIC	1,594,699	0.30

FOREIGN
Australia	26,146,261	4.99
Belgium	585,245	0.11
China	1,255,006	0.24
Denmark	414,661	0.08
Finland	13,562,964	2.59
France	36,189,545	6.91
Germany	40,021,339	7.65
Greece	1,279,339	0.24
Hong Kong	7,631,909	1.46
Ireland	5,873,545	1.12
Italy	14,288,025	2.73
Japan	124,351,450	23.75
Netherlands	24,101,706	4.60
New Zealand	582,646	0.11
Norway	856,332	0.17
Portugal	749,968	0.14
Singapore	3,637,601	0.70
Spain	12,776,837	2.44
Sweden	8,829,998	1.69
Switzerland	67,031,394	12.80
Taiwan	1,220,686	0.23
United Kingdom	128,105,662	24.48

TOTAL FOREIGN	519,492,119	99.23

SHORT TERM INVESTMENTS	2,449,934	0.47

TOTAL PORTFOLIO	$523,536,752	100.00%

Summary by Industry
	VALUE	%

CORPORATE BOND
Insurance Carriers	$ 27,108	0.01%

TOTAL CORPORATE BOND (Cost $20,605)	27,108	0.01

PREFFERED STOCK
Motion Pictures	93,604	0.02
Printing and Publishing	976,285	0.18

TOTAL PREFFERED STOCK (Cost $853,943)	1,069,889	0.20

COMMON STOCK
Agricultural Services	7,065	0.00
Amusement And Recreation Services	34	0.00
Apparel and Accessory Stores	2,644,091	0.50
Apparel and Other Textile Products	266,138	0.05

Automotive Dealers and Service Stations	$ 50,656	0.01
Building Materials and Garden Supplies	5,241,353	1.00
Business Services	22,339,710	4.25
Chemicals and Allied Products	53,477,444	10.18
Coal Mining	1,255,006	0.24
Communications	36,821,338	7.01
Depository Institutions	86,108,237	16.39
Eating and Drinking Places	8,940,745	1.70
Electric, Gas, and Sanitary Services	24,695,781	4.70
Electronic and Other Electric Equipment	33,184,892	6.31
Fabricated Metal Products	5,423,702	1.03
Food and Kindred Products	14,816,604	2.82
Food Stores	14,835,736	2.82
Furniture and Fixtures	56,775	0.01
Furniture and Homefurnishings Stores	88,946	0.02
General Building Contractors	2,895,377	0.55
General Merchandise Stores	3,107,190	0.59
Health Services	41,113	0.01
Heavy Construction, Except Building	10,902,585	2.07
Holding and Other Investment Offices	10,475,711	1.99
Hotels and Other Lodging Places	497,506	0.09
Industrial Machinery and Equipment	11,227,034	2.14
Instruments and Related Products	15,807,173	3.01
Insurance Agents, Brokers and Service	70,972	0.01
Insurance Carriers	26,329,474	5.01
Leather and Leather Products	86,320	0.02
Local and Interurban Passenger Transit	1,476,266	0.28
Lumber and Wood Products	344,905	0.07
Metal Mining	6,592,178	1.25
Miscellaneous Manufacturing Industries	300,867	0.06
Miscellaneous Retail	661,109	0.13
Motion Pictures	283,733	0.05
Nondepository Institutions	7,319,777	1.39
Nonmetallic Minerals, Except Fuels	103,927	0.02
Oil and Gas Extraction	1,831,222	0.35
Paper and Allied Products	5,439,175	1.04
Petroleum and Coal Products	27,523,296	5.24
Primary Metal Industries	1,299,767	0.24
Printing and Publishing	12,484,472	2.38
Railroad Transportation	1,905,163	0.36
Real Estate	1,462,801	0.28

36 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

	VALUE	%

Rubber and Miscellaneous Plastic Products	$ 1,059,289	0.20%
Security and Commodity Brokers	16,439,577	3.13
Stone, Clay, and Glass Products	6,463,714	1.23
Textile Mill Products	439,102	0.08
Tobacco Products	146,297	0.03
Transportation By Air	2,066,516	0.39
Transportation Equipment	12,411,090	2.36
Trucking and Warehousing	1,473,676	0.28
Water Transportation	925,807	0.18
Wholesale Trade-Durable Goods	3,133,134	0.60
Wholesale Trade-Nondurable Goods	14,708,253	2.80

TOTAL COMMON STOCK (Cost $464,820,324)	519,989,821	98.95

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	2,449,934	0.47

TOTAL SHORT TERM INVESTMENTS (Cost $2,449,934)	2,449,934	0.47

TOTAL PORTFOLIO (Cost $468,144,806)	523,536,752	99.63
OTHER ASSETS & LIABILITIES, NET	1,951,599	0.37

NET ASSETS	$525,488,351	100.00%

SHARES			VALUE

CORPORATE BOND—0.01%
INSURANCE CARRIERS—0.01%
$ 1,383	*	AXA S.A. 0.00%,
		12/21/04	$ 27,108

		TOTAL INSURANCE
		CARRIERS	27,108

		TOTAL CORPORATE BOND
		(Cost $20,605)	27,108

PREFERRED STOCK—0.20%
MOTION PICTURES—0.02%
4,731		ProSieben SAT.1
		Media AG.	93,604

		TOTAL MOTION PICTURES	93,604

PRINTING AND PUBLISHING—0.18%
123,078		News Corp Ltd	976,285

		TOTAL PRINTING AND
		PUBLISHING	976,285

		TOTAL PREFERRED STOCK
		(Cost $853,943)	1,069,889

COMMON STOCK—98.95%
AGRICULTURAL SERVICES—0.00%
974	*	Yara International ASA	$ 7,065

		TOTAL AGRICULTURAL
		SERVICES	7,065

AMUSEMENT AND RECREATION SERVICES—0.00%
2		OPAP S.A.	34

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	34

APPAREL AND ACCESSORY STORES—0.50%
23,900		Fast Retailing Co Ltd	1,955,006
25,599		Hennes & Mauritz AB
		(B Shs)	689,085

		TOTAL APPAREL AND
		ACCESSORY STORES	2,644,091

APPAREL AND OTHER TEXTILE PRODUCTS—0.05%
6,452		Ansell Ltd	35,318
3,400		Aoyama Trading Co Ltd	83,501
17,000		Esprit Holdings Ltd	71,351
137,666		Wing Tai Holdings Ltd	75,968

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	266,138

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.01%
1,700		Autobacs Seven Co Ltd	50,656

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	50,656

BUILDING MATERIALS AND GARDEN SUPPLIES—1.00%
337,702		Wolseley plc	5,241,353

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	5,241,353

BUSINESS SERVICES—4.25%
26	*	Access Co Ltd	2,611,621
1,893	*	Business Objects	54,668
2,600		Capcom Co Ltd	25,791
289		Dentsu, Inc	883,376
60,600		Diamond Lease Co Ltd	2,679,483
3,498,680		Hays plc	8,005,412
5,400		Konami Corp	157,793
34,600		Oracle Corp Japan	2,055,347
6,335		Publicis Groupe S.A.	192,058
15,387		SAP AG.	2,432,653

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 37

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
16,076		Securitas AB (B Shs)	$ 232,358
52,200		Sumisho Lease Co Ltd	2,087,298
2,200		TIS, Inc	100,236
3,000		Trend Micro, Inc	103,811
79,000		Wharf Holdings Ltd	237,271
47,496		WPP Group plc	480,534

		TOTAL BUSINESS
		SERVICES	22,339,710

CHEMICALS AND ALLIED PRODUCTS—10.18%
26,216	*	Actelion NV	2,835,057
176,055		Akzo Nobel NV	6,462,493
5,784		Amersham plc	85,147
100,664	*	Ark Therapeutics
		Group plc	235,882
8,075	*	Basilea Pharmaceutica	616,692
42,772		Bayer AG.	1,041,263
18,552		Boots Group plc	211,223
18,005	*	Celltech Group plc	154,036
7,500		Chugai Pharmaceutical
		Co Ltd	119,383
533		CSL Ltd	8,537
2,823	*	Cytos Biotechnology AG.	90,806
260,000		Daicel Chemical
		Industries Ltd	1,187,101
5,300		Daiichi Pharmaceutical
		Co Ltd	102,908
6,665		Givaudan S.A. (Regd)	3,403,919
110,751		GlaxoSmithKline plc	2,173,847
77,512		Imperial Chemical
		Industries plc	321,593
90,200		Kao Corp	2,063,498
17,000		Kyowa Hakko Kogyo
		Co Ltd	112,587
11,754		L’Oreal S.A.	899,892
218,445		Novartis AG. (Regd)	9,276,821
15,304	*	Oriflame Cosmetics
		S.A. (SDR)	431,239
7,139	*	Qiagen NV	93,434
443,222		Reckitt Benckiser plc	10,956,042
18,488		Sanofi-Synthelabo S.A.	1,207,563
22,000		Sekisui Chemical Co Ltd	150,353
93,000		Shin-Etsu Chemical
		Co Ltd	3,915,413
23,000		Shiseido Co Ltd	299,784
34,000		Showa Denko KK	77,782
73,500		Takeda Chemical
		Industries Ltd	3,278,128
397,000		Teijin Ltd	1,339,424
11,736		Wesfarmers Ltd	259,836

9,765		Zeltia S.A.	$ 65,761

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	53,477,444

COAL MINING—0.24%
363,490		Byd Co Ltd (H Shs)	1,255,006

		TOTAL COAL MINING	1,255,006

COMMUNICATIONS—7.01%
11,000		COMSYS Holdings Corp	90,402
289	*	Dentsu, Inc (W/I)	861,153
167,322	*	Deutsche Telekom AG.
		(Regd)	3,006,193
399,888	*	Ericsson (LM) (B Shs)	1,108,252
71,461		France Telecom S.A.	1,828,379
16,343		Hellenic
		Telecommunications
		Organization S.A.	230,563
873		KDDI Corp	4,925,756
135,550		KPN NV	1,057,766
38,311		Mediaset S.p.A.	425,136
3,297	*	Modern Times Group
		AB (B Shs)	61,426
8,600		Nippon Television
		Network Corp	1,536,733
61,021		Portugal Telecom
		SGPS S.A. (Regd)	682,397
3,053		PT Multimedia Servicos
		de Telecomunicacoes e
		Multimedia SGPS S.A.	67,570
621,000		Singapore
		Telecommunications Ltd	863,195
7,660		Societe Television
		Francaise 1 (T.F.1)	243,242
8,425		TDC a/s	307,337
6,119		Tele2 AB (B Shs)	281,555
150,632		Telecom Corp of
		New Zealand Ltd	582,646
328,787		Telecom Italia S.p.A.	1,030,318
312,774		Telefonica S.A.	4,731,569
46,941		Telenor ASA	325,436
18,000		Television Broadcasts Ltd	85,020
106,143		TeliaSonera AB	458,842
246,188		TIM S.p.A.	1,391,686
3,376,313		Vodafone Group plc	7,989,140
110,863		Vodafone Group plc
		(Spon ADR)	2,649,626

		TOTAL COMMUNICATIONS	36,821,338

DEPOSITORY INSTITUTIONS—16.39%
256,293		ABN Amro Holding NV	5,716,495
10,120		Alpha Bank S.A.	311,658
116,633		Australia & New Zealand
		Banking Group Ltd	1,688,265

38 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
15,394		Banca Fideuram S.p.A.	$ 85,130
275,795		Banca Intesa S.p.A.	911,707
61,372		Banca Monte dei Paschi
		di Siena S.p.A.	179,123
99,371	*	Banca Nazionale del
		Lavoro S.p.A.	225,306
455,484		Banco Santander
		Central Hispano S.A.	4,953,736
60,804		Bank Of East Asia Ltd	183,791
36,000		Bank Of Fukuoka Ltd	179,939
22,000	*	Bank Of Yokohama Ltd	129,418
29,352	*	Bayerische Hypo-und
		Vereinsbank AG.	574,966
23,690	*	Bayerische Hypo-und
		Vereinsbank AG. (Rts)	21,252
32,500		BOC Hong Kong
		Holdings Ltd	61,946
78,732		Capitalia S.p.A.	203,667
3,620		Commercial Bank
		of Greece	84,524
32,721	*	Commerzbank AG.	554,909
83,224	*	Commonwealth Bank
		of Australia	2,115,795
10,339		Credit Agricole S.A.	269,994
85,600		DAH Sing Financial	604,279
68,055		DBS Group Holdings Ltd	584,634
37,102		Depfa Bank plc	5,836,114
6		EFG Eurobank
		Ergasias S.A.	122
73,500		Hang Seng Bank Ltd	938,667
53,000		Hokugin Financial
		Group, Inc	86,605
516,010		HSBC Holdings plc
		(United Kingdom)	7,672,144
207,831		Lloyds TSB Group plc	1,579,414
5,000	*	Mitsubishi Securities
		Co Ltd	68,775
461		Mitsubishi Tokyo
		Financial Group, Inc	4,564,137
15,000		Mitsui Trust Holdings, Inc	103,667
102,473		National Australia
		Bank Ltd	2,425,224
12,405		National Bank
		of Greece S.A.	330,196
130,477		Nordea Bank AB
		(Sweden)	891,035
8,750		Piraeus Bank S.A.	100,432
91,000	*	Resona Holdings, Inc	152,199
498,023		Royal Bank of
		Scotland Group plc	15,175,536
65,787		Sanpaolo IMI S.p.A.	749,439
528,000		Shinsei Bank Ltd	4,187,052

40,000		Shizuoka Bank Ltd	$ 344,884
26,271		Skandinaviska Enskilda
		Banken (A Shs)	384,940
1,290		Societe Generale (A Shs)	110,177
52,530		St. George Bank Ltd	847,799
16,458		Standard Chartered plc	275,553
446		Sumitomo Mitsui
		Financial Group Inc	3,301,004
65,000		Sumitomo Trust &
		Banking Co Ltd	432,979
24,609		Svenska Handelsbanken
		AB (A Shs)	465,010
184,749		UBS AG. (Regd)	13,722,920
103,000		United Overseas Bank Ltd	823,386
67,044		Westpac Banking Corp	898,293

		TOTAL DEPOSITORY
		INSTITUTIONS	86,108,237

EATING AND DRINKING PLACES—1.70%
7,426	*	Autogrill S.p.A.	107,046
1,289,783		Compass Group plc	8,497,984
7,007		Mitchells & Butlers plc	33,611
5,200		Skylark Co Ltd	113,712
6,189		Sodexho Alliance S.A.	188,392

		TOTAL EATING AND
		DRINKING PLACES	8,940,745

ELECTRIC, GAS, AND SANITARY SERVICES—4.70%
66,175		Australian Gas Light
		Co Ltd	586,047
228,964		BG Group plc	1,368,657
143,354		E.ON AG.	9,442,589
397,000		Hong Kong & China
		Gas Co Ltd	685,353
128,745		Iberdrola S.A.	2,658,007
15,344		Kelda Group plc	127,111
12,800		Kyushu Electric Power
		Co, Inc	235,982
199,000		Osaka Gas Co Ltd	594,886
24,248		Puma AG. Rudolf
		Dassler Sport	5,342,846
35,051		Suez S.A.(France)	715,893
11,100		Tokyo Electric Power
		Co, Inc	251,266
59,079	*	Vivendi Universal S.A.	1,566,029
122		West Japan Railway Co	489,009
1,216,000	*	Xinao Gas Holdings Ltd	632,106

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	24,695,781

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.31%
32,305	*	ABB Ltd	190,487

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 39

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
13,545		Advantest Corp	$ 1,110,577
40,049	*	Alcatel S.A.	631,936
53,199	*	Alstom	128,791
3		ARM Holdings plc	7
8,936	*	ASML Holding NV	163,733
14,742		Electrolux AB Series B	301,045
36,000		Furukawa Electric Co Ltd	140,145
12,700		Hirose Electric Co Ltd	1,412,400
859,500		Johnson Electric
		Holdings Ltd	932,189
18,163		Kesa Electricals plc	89,795
38,600		Kyocera Corp	3,242,793
15,100		Mabuchi Motor Co Ltd	1,092,930
204,000		Matsushita Electric
		Industrial Co Ltd	3,153,093
12,000		Matsushita Electric
		Works Ltd	114,769
1,424	*	Mobistar S.A.	93,448
661,671		Nokia Oyj	13,562,964
3,000	*	Oki Electric Industry
		Co Ltd	14,216
43,000		Sanyo Electric Co Ltd	214,101
850,000	*	Semiconductor
		Manufacturing
		International Corp	256,382
67,300		Sony Corp	2,820,474
14,600		Stanley Electric Co Ltd	278,991
670,360	*	Taiwan Semiconductor
		Manufacturing Co Ltd	1,220,686
6,000		Taiyo Yuden Co Ltd	100,236
15,472		Thomson	285,393
2,400		Tokyo Electron Ltd	160,331
302,000		Toshiba Corp	1,370,154
5,500		Yamaha Corp	102,826

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	33,184,892

FABRICATED METAL PRODUCTS—1.03%
18,113		Assa Abloy AB (B Shs)	220,969
18,475		European Aeronautic
		Defense & Space Co	398,454
7,818		Geberit AG. (Regd)	4,295,164
72,000		NHK Spring Co Ltd	440,852
27,927		Novar plc	68,263

		TOTAL FABRICATED METAL
		PRODUCTS	5,423,702

FOOD AND KINDRED PRODUCTS—2.82%
36,000		Ajinomoto Co, Inc	429,086
6,600		Asahi Breweries Ltd	76,572
166,500		Coca-Cola Amatil Ltd	866,921

4,600		Coca-Cola Hellenic
		Bottling Co S.A.	$ 117,694
1,600		Coca-Cola West
		Japan Co Ltd	40,909
1,270,000		Global Bio-Chem
		Technology Group
		Co Ltd	1,059,542
26,617		Groupe Danone	4,363,464
263		Hermes International	53,651
9,800		Interbrew S.A.	269,648
1,700		Ito En Ltd	76,147
87,471		Lion Nathan Ltd	407,357
15,890		LVMH Moet Hennessy
		Louis Vuitton S.A.	1,167,728
8,000		Meiji Dairies Corp	38,295
18,000		Meiji Seika Kaisha Ltd	83,222
1,576		Nestle S.A. (Regd)	401,822
9,000		Nichirei Corp	32,701
10,000		Nippon Meat Packers, Inc	117,557
9,700	*	Numico NV	286,088
12,488		Orkla ASA	358,315
195,000		People’s Food
		Holdings Ltd	173,333
31,569		Pernod-Ricard	3,840,719
17,000		Sapporo Holdings Ltd	60,460
10,000		Takara Holdings, Inc	92,661
26,581		Tate & Lyle plc	145,212
5,000		Toyo Suisan Kaisha Ltd	67,958
7,000		Yakult Honsha Co Ltd	111,491
8,000		Yamazaki Baking Co Ltd	78,051

		TOTAL FOOD AND
		KINDRED PRODUCTS	14,816,604

FOOD STORES—2.82%
37,917		Carrefour S.A.	1,870,371
39	*	Casino Guichard-
		Perrachon B
		Wts 12/15/05	23
4,795		Delhaize Group	222,150
4,100		FamilyMart Co Ltd	126,111
3,000		Ito-Yokado Co Ltd	136,685
3,800		Lawson, Inc	145,739
72,169	*	Royal Ahold NV	590,665
2,574,202		Tesco plc	11,626,426
9,000		UNY Co Ltd	117,566

		TOTAL FOOD STORES	14,835,736

FURNITURE AND FIXTURES—0.01%
21,015		MFI Furniture Group plc	56,775

		TOTAL FURNITURE
		AND FIXTURES	56,775

40 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES		VALUE

FURNITURE AND HOMEFURNISHINGS STORES—0.02%
3,100	Shimachu Co Ltd	$ 88,946

	TOTAL FURNITURE AND
	HOMEFURNISHINGS
	STORES	88,946

GENERAL BUILDING CONTRACTORS—0.55%
23,808	Allgreen Properties Ltd	15,055
13,012	Bouygues S.A.	447,732
53,000	Daito Trust Construction
	Co Ltd	2,068,342
9,000	Nishimatsu Construction
	Co Ltd	37,113
10,000	Obayashi Corp	54,693
910	Persimmon plc	11,557
14,220	Skanska AB (B Shs)	120,679
7,100	Sumitomo Realty &
	Development Co Ltd	92,337
12,000	Toda Corp	47,869

	TOTAL GENERAL BUILDING
	CONTRACTORS	2,895,377

GENERAL MERCHANDISE STORES—0.59%
1,800	Aeon Co Ltd	77,685
14,000	Daimaru, Inc	118,153
7,000	Hankyu Department
	Stores, Inc	65,536
10,000	Isetan Co Ltd	152,353
144,805	Kingfisher plc	767,785
147,032	Marks & Spencer
	Group plc	752,570
9,461	Metro AG.	405,071
23,000	Mitsukoshi Ltd	126,679
4,367	Pinault-Printemps-
	Redoute S.A.	456,430
16,500	Takashimaya Co Ltd	184,928

	TOTAL GENERAL
	MERCHANDISE STORES	3,107,190

HEALTH SERVICES—0.01%
6,673	Sonic Healthcare Ltd	41,113

	TOTAL HEALTH SERVICES	41,113

HEAVY CONSTRUCTION, EXCEPT BUILDING—2.07%
6,000	JGC Corp	66,151
18,694	Transurban Group	66,079
112,218	Vinci S.A.	10,770,355

	TOTAL HEAVY
	CONSTRUCTION,
	EXCEPT BUILDING	10,902,585

HOLDING AND OTHER INVESTMENT OFFICES—1.99%
3,000	f*	Ashikaga Financial
		Group, Inc	$ 0
753		Bostads AB Drott	14,378
16,052	*	Canary Wharf Group plc	85,701
41,291		Centro Properties Group	134,606
74,468		Deutsche Office Trust	66,518
3,014	*	Drott AB (B Shs)	44,563
86,399		Investa Property Group	134,561
11,262		iShares MSCI EAFE
		Index Fund	1,594,699
15		Japan Real Estate
		Investment Corp	119,671
56		Japan Retail Fund
		Investment Corp	413,938
74,186		Macquarie Goodman
		Industrial Trust	95,151
301,428		Macquarie Infrastructure
		Group	685,773
14		Nippon Building Fund, Inc	105,638
25,005		Nobel Biocare Holding AG.	3,434,400
908,000	*	Orient Corp	2,897,640
72,000		Sumitomo Corp	648,474

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	10,475,711

HOTELS AND OTHER LODGING PLACES—0.09%
12,279		Accor S.A.	497,506

		TOTAL HOTELS AND OTHER
		LODGING PLACES	497,506

INDUSTRIAL MACHINERY AND EQUIPMENT—2.14%
16,504		Aggreko plc	45,043
10,474		Atlas Copco AB (B Shs)	341,666
6,000		Dainippon Screen
		Manufacturing Co Ltd	42,447
102,692		Dixons Group plc	290,648
1,289		East Asiatic Co Ltd a/s	56,383
8,000		Ebara Corp	46,369
710,022		Futuris Corp Ltd	867,306
67,000	*	Ishikawajima-Harima
		Heavy Industries Co Ltd	104,974
73,000		Kubota Corp	348,037
205,000		Makino Milling Machine
		Co Ltd	1,300,524
5,000		Makita Corp	64,353
20,000		Minebea Co Ltd	100,735
432,000		Mitsubishi Heavy
		Industries Ltd	1,403,528
315,000		NSK Ltd	1,553,275
6,335		Rieter Holding AG.	1,600,189

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 41

  Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
6,000		Sanden Corp	$ 39,506
54,944		Sandvik AB	1,752,222
26,267	*	Saurer AG.	1,156,963
4,000		Takuma Co Ltd	31,374
34,000		Texwinca Holdings Ltd	26,184
2,800		THK Co Ltd	55,308

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	11,227,034

INSTRUMENTS AND RELATED PRODUCTS—3.01%
46,000		Canon, Inc	2,383,236
12,000		Casio Computer Co Ltd	142,798
23,000		Citizen Watch Co Ltd	228,154
2,052		Cochlear Ltd	31,692
13,000		Fuji Photo Film Co Ltd	413,611
6,626		Gambro AB (A Shs)	50,082
12,517		IMI plc	81,838
462,408	*	Invensys plc	165,718
3,550		Keyence Corp	865,363
25,000		Konica Corp	357,572
16,000		Nikon Corp	213,005
8,000		Nipro Corp	120,190
751		Nobel Biocare Holding AG.
		(Stockholm)	102,772
92,000	*	PCCW Ltd	61,994
12,177		Smith & Nephew plc	119,842
1,460		Synthes-Stratec, Inc	1,497,052
296,219		The Swatch Group AG.
		(Regd)	7,751,241
33,900		Tokyo Seimitsu Co Ltd	1,146,999
4,000		Ushio, Inc	74,014

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	15,807,173

INSURANCE AGENTS, BROKERS AND SERVICE—0.01%
3,876		MLP AG.	70,972

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	70,972

INSURANCE CARRIERS—5.01%
72,745		Aegon NV	929,722
497,000		Aioi Insurance Co Ltd	2,479,387
30,195		Alleanza Assicurazioni
		S.p.A.	341,752
14,942		Allianz AG. (Regd)	1,627,076
15,528		Assicurazioni Generali
		S.p.A.	396,150
9,635		Aviva plc	93,497
91,984		AXA	1,919,404

516,000	*	China Life Insurance
		Co Ltd (H Shs)	$ 324,524
49,917		Converium Holding AG.	2,442,952
527		Daido Life Insurance
		Co Ltd	2,152,881
27,461		Friends Provident plc	73,307
156,375		Insurance Australia
		Group Ltd	567,077
163,851		Legal & General
		Group plc	285,324
13,295		Mediolanum S.p.A.	81,855
4		Millea Holdings, Inc	62,287
9,686		Muenchener Rueckver
		AG. (Regd)	1,075,685
298,769		Promina Group Ltd	846,233
7,674		Prudential plc	63,114
10,528		Schindler Holding AG.
		(Pt Cert)	3,066,529
53,115		Skandia Forsakrings AB	209,888
22,000		Sompo Japan
		Insurance, Inc	235,998
44,743		Zurich Financial
		Services AG.	7,054,832

		TOTAL INSURANCE
		CARRIERS	26,329,474

LEATHER AND LEATHER PRODUCTS—0.02%
31,500		Yue Yuen Industrial
		Holdings	86,320

		TOTAL LEATHER AND
		LEATHER PRODUCTS	86,320

LOCAL AND INTERURBAN PASSENGER TRANSIT—0.28%
220		East Japan Railway Co	1,156,726
38,500		MTR Corp	59,298
9,329		Veolia Environnement	260,242

		TOTAL LOCAL AND
		INTERURBAN
		PASSENGER TRANSIT	1,476,266

LUMBER AND WOOD PRODUCTS—0.07%
1,841		Holmen AB (B Shs)	51,754
26,000		Sekisui House Ltd	293,151

		TOTAL LUMBER AND
		WOOD PRODUCTS	344,905

METAL MINING—1.25%
224,125		Alumina Ltd	917,140
1,022,000		Mitsubishi Materials Corp	2,495,199
128,046		Newcrest Mining Ltd	1,258,129
26,019		Rio Tinto Ltd	683,528

42 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES			VALUE

METAL MINING—(Continued)
10,000		Sumitomo Metal Mining
		Co Ltd	$ 72,476
298,221		WMC Resources Ltd	1,165,706

		TOTAL METAL MINING	6,592,178

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.06%
2,300		Aderans Co Ltd	54,496
4,000		Bandai Co Ltd	102,081
8,640		Bulgari S.p.A.	78,889
6,000	*	Sega Corp	65,401

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	300,867

MISCELLANEOUS RETAIL—0.13%
31,660		GUS plc	435,816
111,441		Signet Group plc	225,293

		TOTAL MISCELLANEOUS
		RETAIL	661,109

MOTION PICTURES—0.05%
23,392		Rank Group plc	144,020
8,500		Toho Co Ltd	139,713

		TOTAL MOTION PICTURES	283,733

NONDEPOSITORY INSTITUTIONS—1.39%
1,140		Acom Co Ltd	83,280
8,652		HBOS plc	117,350
237,364	*	Hypo Real Estate Holding	6,659,433
30,301		Mediobanca S.p.A.	349,654
9,200		Nissin Co Ltd	37,584
1,040		Takefuji Corp	72,476

		TOTAL NONDEPOSITORY
		INSTITUTIONS	7,319,777

NONMETALLIC MINERALS, EXCEPT FUELS—0.02%
17,000		Dowa Mining Co Ltd	103,927

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	103,927

OIL AND GAS EXTRACTION—0.35%
91,015		Origin Energy Ltd	382,170
196,296		Shell Transport &
		Trading Co plc	1,282,511
1,232		Technip S.A.	166,541

		TOTAL OIL AND GAS
		EXTRACTION	1,831,222

PAPER AND ALLIED PRODUCTS—1.04%
69,000		NGK Insulators Ltd	566,406
154,000		OJI Paper Co Ltd

7,348	Svenska Cellulosa AB	1,070,236
	(B Shs)	$ 293,772
73,300	Uni-Charm Corp	3,508,761

	TOTAL PAPER AND
	ALLIED PRODUCTS	5,439,175

PETROLEUM AND COAL PRODUCTS—5.24%
378,245	BHP Billiton Ltd	3,540,336
827,280	BP plc	6,933,100
4,759	BP plc (Spon ADR)	243,661
339,746	ENI S.p.A.	6,830,526
6,930	Hellenic Petroleum S.A.	61,658
398,000	Nippon Oil Corp	2,280,079
974	Norsk Hydro ASA	61,284
5,097	Repsol YPF S.A.	105,606
156,249	Royal Dutch Petroleum Co	7,421,355
3,812	Woodside Petroleum Ltd	45,691

	TOTAL PETROLEUM AND
	COAL PRODUCTS	27,523,296

PRIMARY METAL INDUSTRIES—0.24%
22,466	Arcelor	407,501
7,536	BHP Billiton plc	68,696
10,000	NEOMAX Co Ltd	154,179
2,455	Ssab Svenskt Stal AB
	(Series A)	43,134
57,000	Sumitomo Metal
	Industries Ltd	76,157
20,087	ThyssenKrupp AG.	373,236
5,896	TUI AG.	134,406
6,470	Viohalco S.A.	42,458

	TOTAL PRIMARY METAL
	INDUSTRIES	1,299,767

PRINTING AND PUBLISHING—2.38%
8,414	Arnoldo Mondadori
	Editore S.p.A.	77,240
6,894	Eniro AB	58,964
11,174	Gruppo Editoriale
	L’Espresso S.p.A.	65,775
8,137	Lagardere S.C.A.	463,280
155,805	News Corp Ltd	1,401,224
4,968	Promotora de
	Informaciones S.A.
	(PRISA)	88,281
111,634	Reed Elsevier NV	1,473,388
966,072	Reed Elsevier plc	8,549,011
60,000	SCMP Group Ltd	24,451
210,563	Seat Pagine Gialle S.p.A.	205,715
10,749	Telefonica Publicidad e
	Informacion S.A.	77,143

	TOTAL PRINTING AND
	PUBLISHING	12,484,472

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 43

Statement of Investments (Unaudited) - International Equity Fund - March 31, 2004

SHARES			VALUE

RAILROAD TRANSPORTATION—0.36%
325,676		Brambles Industries Ltd	$ 1,394,856
28,452		Brambles Industries plc	112,294
26,900		Firstgroup plc	132,618
21,964		Mayne Group Ltd	56,677
47,000		Tobu Railway Co Ltd	208,718

		TOTAL RAILROAD
		TRANSPORTATION	1,905,163

REAL ESTATE—0.28%
15,720		CapitaLand Ltd	15,755
83,289		CFS Gandel Retail Trust	92,837
10,007	*	CFS Gandel Retail Trust
		(New)	11,078
400		City Developments Ltd	1,456
84,577		Commonwealth Property
		Office Fund	76,193
66,872		General Property Trust	157,245
9,464		Hammerson plc	118,275
74,000		Hang Lung Properties Ltd	104,953
47,000		Henderson Land
		Development Co Ltd	225,013
40,000		Hysan Development
		Co Ltd	69,310
44,390		Mirvac Group	157,586
100		Mitsui Fudosan Co Ltd	1,258
104,000		New World Development
		Co Ltd	95,442
41,600	*	New World Development
		Ltd (Rts)	9,451
100,000		Sino Land Co Ltd	62,571
16,468		Slough Estates plc	135,439
1,386		Stockland	5,894
14,957		Stockland Trust Group	64,517
6,400		Sun Hung Kai
		Properties Ltd	58,528

		TOTAL REAL ESTATE	1,462,801

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.20%
24,747		Continental AG.	973,779
3,200		Toyoda Gosei Co Ltd	85,510

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	1,059,289

SECURITY AND COMMODITY BROKERS—3.13%
6,618		Australian Stock
		Exchange Ltd	83,670
1,120		Euronext NV	33,377
9,214	*	FinecoGroup S.p.A.	51,044
46,000		Hong Kong Exchanges &
		Clearing Ltd	98,600
336,576		Man Group plc	$ 10,818,899
82,000		Marubeni Corp	223,060

138,000		Mitsui & Co Ltd	1,238,929
212,000		Nomura Holdings, Inc	3,861,585
2,174	*	OMHEX AB	30,413

		TOTAL SECURITY AND
		COMMODITY BROKERS	16,439,577

STONE, CLAY, AND GLASS PRODUCTS—1.23%
40,000		Asahi Glass Co Ltd	432,162
5,550		BPB plc	36,261
62,338		Holcim Ltd (Regd)	3,333,780
45,109		Pilkington plc	74,199
17,199		RMC Group plc	198,980
1,600		Sika AG.	783,045
14,000		Sumitomo Osaka
		Cement Co Ltd	35,661
14,000		Taiheiyo Cement Corp	41,448
136,000		Toto Ltd	1,528,178

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	6,463,714

TEXTILE MILL PRODUCTS—0.08%
182,000		Toyobo Co Ltd	439,102

		TOTAL TEXTILE MILL
		PRODUCTS	439,102

TOBACCO PRODUCTS—0.03%
20		Japan Tobacco, Inc	146,297

		TOTAL TOBACCO
		PRODUCTS	146,297

TRANSPORTATION BY AIR—0.39%
4,990		Air France	89,592
30,000		Cathay Pacific Airways
		Ltd	61,224
12,675	*	Deutsche Lufthansa AG.
		(Regd)	206,542
29,704		Iberia Lineas Aereas
		de Espana	96,734
56,000	*	Japan Airlines
		System Corp	190,551
146,000		Singapore Airlines Ltd	958,091
68,500		Swire Pacific Ltd (A Shs)	463,782

		TOTAL TRANSPORTATION
		BY AIR	2,066,516

TRANSPORTATION EQUIPMENT—2.36%
203,287		BAE Systems plc	750,958
4,362		Cobham plc	108,947
28,556	*	Fiat S.p.A.	197,220
392,208		Finmeccanica S.p.A.	303,650
14,000		Hino Motors Ltd	101,062

44 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - International Equity Fund- March 31, 2004

SHARES			VALUE

TRANSPORTATION EQUIPMENT—(Continued)
79,000	*	Kawasaki Heavy
		Industries Ltd	$ 126,813
1,595	*	Kvaerner ASA	29,736
7,024		MAN AG.	250,322
43,000		Mitsui Engineering &
		Shipbuilding Co Ltd	81,838
194,000		Nissan Motor Co Ltd	2,172,442
5,171		Peugeot Citroen S.A.	263,463
4,083		Renault S.A.	282,742
4,900		Shimano, Inc	117,749
4,420		Siemens AG.	326,284
29,441		Smiths Group plc	346,833
88,000		Toyota Industries Corp	2,093,526
127,900		Toyota Motor Corp	4,770,049
2,108		Valeo S.A.	87,456

		TOTAL TRANSPORTATION
		EQUIPMENT	12,411,090

TRUCKING AND WAREHOUSING—0.28%
6,000		Mitsubishi Logistics
		Corp	64,132
8,000		Seino Transportation
		Co Ltd	82,203
59,000		Sumitomo Warehouse
		Co Ltd	268,813
63,000		Yamato Transport Co Ltd	1,058,528

		TOTAL TRUCKING AND
		WAREHOUSING	1,473,676

WATER TRANSPORTATION—0.18%
34,000		COSCO Pacific Ltd	52,367
2,623		Frontline Ltd	74,497
85,000		Mitsui OSK Lines Ltd	437,930
97,000		Neptune Orient Lines Ltd	126,729
24,000		Nippon Yusen
		Kabushiki Kaisha	114,654
29,059		Peninsular & Oriental
		Steam Navigation Co	119,630

		TOTAL WATER
		TRANSPORTATION	925,807

WHOLESALE TRADE-DURABLE GOODS—0.60%
5,000		Anritsu Corp	39,938
1,179		Beru AG.	87,164
33,000		Fuji Electric Co Ltd	85,961
4,100		Kuroda Electric Co Ltd	169,068
4,400		Mitsumi Electric Co Ltd	51,217
7,345		SSL International plc	40,835
122,400		Terumo Corp	2,658,951

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	3,133,134

WHOLESALE TRADE-NONDURABLE GOODS—2.80%
8,363	Alliance Unichem plc	$ 89,223
596,069	British American
	Tobacco plc	8,966,540
95,594	Celesio AG.	5,227,657
5,430	Clariant AG.	76,723
19,525	Fyffes plc	37,431
2,649	H. Lundbeck a/s	50,940
5,500	Kokuyo Co Ltd	69,784
18,604	Swedish Match AB	189,955

	TOTAL WHOLESALE
	TRADE-NONDURABLE
	GOODS	14,708,253

	TOTAL COMMON STOCK
	(Cost $464,820,324)	519,989,821

PRINCIPAL

SHORT TERM INVESTMENTS—0.47%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit
	Banks (FFCB)
$2,450,000	0.970%, 04/01/04	2,449,934

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	2,449,934

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $2,449,934)	2,449,934

	TOTAL PORTFOLIO—
	99.63%
	(Cost $468,144,806)	523,536,752
	OTHER ASSETS &
	LIABILITIES, NET—
	0.37%	1,951,599

	NET ASSETS—100.00%	$525,488,351

*	Non-income producing
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 45

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 1,504,096	0.84%
Apparel and Accessory Stores	1,288,548	0.72
Business Services	2,064,495	1.15
Chemicals and Allied Products	6,999,229	3.90
Communications	15,979,953	8.91
Depository Institutions	35,028,007	19.53
Eating and Drinking Places	1,683,622	0.94
Electric, Gas, and Sanitary Services	12,139,614	6.77
Electronic and Other Electric Equipment	3,004,655	1.68
Engineering and Management Services	5,367,323	2.99
Fabricated Metal Products	3,031,746	1.69
Food and Kindred Products	3,625,789	2.02
Food Stores	1,288,585	0.72
Forestry	3,163,192	1.76
General Building Contractors	727,631	0.41
General Merchandise Stores	1,280,402	0.71
Health Services	1,501,020	0.84
Holding and Other Investment Offices	5,569,202	3.11
Hotels and Other Lodging Places	768,250	0.43
Industrial Machinery and Equipment	9,611,049	5.36
Instruments and Related Products	2,016,796	1.13
Insurance Agents, Brokers and Service	2,040	0.00
Insurance Carriers	13,169,858	7.34
Miscellaneous Retail	1,818,652	1.01
Motion Pictures	3,318,614	1.85
Nondepository Institutions	7,683,623	4.28
Oil and Gas Extraction	3,382,856	1.89
Petroleum and Coal Products	14,537,124	8.11
Primary Metal Industries	979,617	0.55
Printing and Publishing	164,647	0.09
Railroad Transportation	757,038	0.42
Real Estate	37,695	0.02
Security and Commodity Brokers	4,652,216	2.59
Stone, Clay, and Glass Products	32,520	0.02
Tobacco Products	6,482,325	3.61
Transportation By Air	539,874	0.30
Transportation Equipment	1,171,081	0.65
Transportation Services	1,206,453	0.67
Wholesale Trade-Durable Goods	388,800	0.22
Wholesale Trade-Nondurable Goods	1,011,024	0.56

TOTAL COMMON STOCK (Cost $160,171,306)	$178,979,261	99.79%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	$ 949,974	0.53%

TOTAL SHORT TERM INVESTMENTS (Cost $949,974)	949,974	0.53

TOTAL PORTFOLIO (Cost $161,121,280)	179,929,235	100.32
OTHER ASSETS & LIABILITIES, NET	(569,885)	(0.32)

NET ASSETS	$179,359,350	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.79%
AMUSEMENT AND RECREATION SERVICES—0.84%
77,400	*	Caesars Entertainment,
		Inc	$ 1,009,296
20,000	*	Multimedia Games, Inc	494,800

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	1,504,096

APPAREL AND ACCESSORY STORES—0.72%
1,000		Foot Locker, Inc	25,800
35,292		Talbots, Inc	1,262,748

		TOTAL APPAREL AND
		ACCESSORY STORES	1,288,548

BUSINESS SERVICES—1.15%
22,300	*	Computer Sciences Corp	899,359
81,365	*	Manugistics Group, Inc	557,350
52,805	*	Siebel Systems, Inc	607,786

		TOTAL BUSINESS
		SERVICES	2,064,495

CHEMICALS AND ALLIED PRODUCTS—3.90%
31,400		Bristol-Myers Squibb Co	760,822
12,700		Clorox Co	621,157
5,400		Dow Chemical Co	217,512
8,218		Du Pont (E.I.) de
		Nemours & Co	346,964
21,900		Gillette Co	856,290
800	*	Invitrogen Corp	57,352
44,079		Merck & Co, Inc	1,947,851
6,800		Procter & Gamble Co	713,184
69,700		Schering-Plough Corp	1,130,534
9,256		Wyeth	347,563

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	6,999,229

46 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—8.91%
2,500	*	American Tower Corp
		(Class A)	$ 28,375
41,780		AT&T Corp	817,635
72,306		BellSouth Corp	2,002,153
69,750	*	Comcast Corp (Class A)	2,004,615
900	*	Crown Castle
		International Corp	11,367
128,044	*	Lucent Technologies, Inc	526,261
222,622	*	Qwest Communications
		International, Inc	959,501
135,470		SBC Communications,
		Inc	3,324,434
200	*	U.S. Cellular Corp	7,730
2,307	*	UnitedGlobalcom, Inc
		(Class A)	19,586
102,610		Verizon Communications,
		Inc	3,749,369
64,497		Viacom, Inc (Class B)	2,528,927

		TOTAL COMMUNICATIONS	15,979,953

DEPOSITORY INSTITUTIONS—19.53%
1,900		Bancorpsouth, Inc	41,572
35,516		Bank Of America Corp	2,876,086
85,973		Bank One Corp	4,687,248
413	*	BOK Financial Corp	16,933
500		Capitol Federal Financial	17,950
32,676		Charter One Financial, Inc	1,155,423
177,562		Citigroup, Inc	9,179,955
35,300		Comerica, Inc	1,917,496
1,184		Compass Bancshares, Inc	49,100
300		First Bancorp
		(Puerto Rico)	12,480
1,047		First Midwest
		Bancorp, Inc	35,745
1,200		First National Bankshares
		of Florida, Inc	21,084
103,000		FleetBoston Financial
		Corp	4,624,700
1,200		FNB Corp	26,520
1,323		Fulton Financial Corp	29,463
4,000		Golden West Financial
		Corp	447,800
20,486		Hibernia Corp (Class A)	481,216
1,100		Hudson City Bancorp, Inc	41,624
1,600		IndyMac Bancorp, Inc	58,064
700		International Bancshares
		Corp	36,981
1,000		Marshall & Ilsley Corp	37,810
18,300		Mellon Financial Corp	572,607
138		Mercantile Bankshares
		Corp	5,930
43,214		National City Corp	1,537,554

38,100		National Commerce
		Financial Corp	$ 1,090,041
2,778		New York Community
		Bancorp, Inc	95,230
1,785		Old National Bancorp	40,341
281		Park National Corp	31,837
623		People’s Bank	28,963
1,100		Provident Financial
		Group, Inc	44,176
1,293		Sky Financial Group, Inc	33,553
700		Synovus Financial Corp	17,115
1,097		Trustmark Corp	31,923
95,970		U.S. Bancorp	2,653,571
1,500		Union Planters Corp	44,775
777		United Bankshares, Inc	23,699
1,769		Valley National Bancorp	49,479
20,662		Wachovia Corp	971,114
33,137		Wells Fargo & Co	1,877,874
595		Westamerica Bancorp	30,024
1,000		Whitney Holding Corp	41,740
300		Wilmington Trust Corp	11,211

		TOTAL DEPOSITORY
		INSTITUTIONS	35,028,007

EATING AND DRINKING PLACES—0.94%
37,021	*	Brinker International, Inc	1,404,207
9,780		McDonald’s Corp	279,415

		TOTAL EATING AND
		DRINKING PLACES	1,683,622

ELECTRIC, GAS, AND SANITARY SERVICES—6.77%
2,600		Alliant Energy Corp	67,756
12,400		American Electric
		Power Co, Inc	408,208
5,603	*	Calpine Corp	26,166
10,400		Dominion Resources, Inc	668,720
6,300	*	Dynegy, Inc (Class A)	24,948
6,900		Entergy Corp	410,550
1,500		Equitable Resources, Inc	66,630
25,559		Exelon Corp	1,760,248
32,600		FirstEnergy Corp	1,274,008
446		Kinder Morgan, Inc	28,107
500		MDU Resources Group,
		Inc	11,745
1,414		National Fuel Gas Co	34,784
1,200		NiSource, Inc	25,500
1,000		Oneok, Inc	22,550
787		Peoples Energy Corp	35,140
80,900	*	PG&E Corp	2,343,673
800		Piedmont Natural
		Gas Co, Inc	33,776
29,300		PPL Corp	1,336,080

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 47

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
6,400		Sempra Energy	$ 203,520
47,965		TXU Corp	1,374,677
63,875		Waste Management, Inc	1,927,748
435		Western Gas
		Resources, Inc	22,120
1,095		WGL Holdings, Inc	32,960

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	12,139,614

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—1.68%
11,300	*	ADC Telecommunications,
		Inc	32,770
1,400		AVX Corp	23,086
30,418	*	Dupont Photomasks, Inc	707,523
104,839	*	LSI Logic Corp	979,196
24,800		Motorola, Inc	436,480
64,000		Nintendo Co Ltd	825,600

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	3,004,655

ENGINEERING AND MANAGEMENT SERVICES—2.99%
101,682		Monsanto Co	3,728,679
136,440		Servicemaster Co	1,638,644

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	5,367,323

FABRICATED METAL PRODUCTS—1.69%
8,600		Illinois Tool Works, Inc	681,378
54,000		Masco Corp	1,643,760
140,200	*	Tower Automotive, Inc	706,608

		TOTAL FABRICATED METAL
		PRODUCTS	3,031,746

FOOD AND KINDRED PRODUCTS—2.02%
38,600		Coca-Cola Co	1,941,580
335		Coors (Adolph) Co
		(Class B)	23,266
34,600		General Mills, Inc	1,615,128
668		Lancaster Colony Corp	26,987
515		Tootsie Roll Industries, Inc	18,828

		TOTAL FOOD AND
		KINDRED PRODUCTS	3,625,789

FOOD STORES—0.72%
77,439	*	Kroger Co	1,288,585

		TOTAL FOOD STORES	1,288,585

FORESTRY—1.76%
48,293		Weyerhaeuser Co	3,163,192

		TOTAL FORESTRY	3,163,192

GENERAL BUILDING CONTRACTORS—0.41%
2,600		Centex Corp	$ 140,556
5,000		D.R. Horton, Inc	177,150
1,200		KB Home	96,960
3,300		Lennar Corp (Class A)	178,299
800		Ryland Group, Inc	71,064
1,400	*	Toll Brothers, Inc	63,602

		TOTAL GENERAL
		BUILDING
		CONTRACTORS	727,631

GENERAL MERCHANDISE STORES—0.71%
25,000		May Department
		Stores Co	864,500
1,100		Neiman Marcus
		Group, Inc (Class A)	59,334
8,300		Sears Roebuck & Co	356,568

		TOTAL GENERAL
		MERCHANDISE STORES	1,280,402

HEALTH SERVICES—0.84%
134,500	*	Tenet Healthcare Corp	1,501,020

		TOTAL HEALTH SERVICES	1,501,020

HOLDING AND OTHER INVESTMENT OFFICES—3.11%
14,900		AMB Property Corp	553,833
3,700		Annaly Mortgage
		Management, Inc	72,335
19,400		Apartment Investment &
		Management Co
		(Class A)	603,146
800		Camden Property Trust	35,960
300		Centerpoint Properties
		Trust	24,750
720		Chelsea Property
		Group, Inc	45,317
11		Cross Timbers
		Royalty Trust	312
24,600		Developers Diversified
		Realty Corp	993,840
975		Federal Realty
		Investment Trust	45,045
6,600		General Growth
		Properties, Inc	231,990
42,780		Highwoods Properties,
		Inc	1,121,264
1,100		Independence Community
		Bank Corp	44,825
6,292		iShares Russell 1000
		Value Index Fund	376,954
100		Kimco Realty Corp	5,098

48 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
35		New Plan Excel Realty
		Trust	$ 957
880		Pan Pacific Retail
		Properties, Inc	45,848
800		Realty Income Corp	35,720
900		Rouse Co	48,240
4,300		Simon Property Group, Inc	251,292
2,500		Thornburg Mortgage, Inc	77,750
32,600		United Dominion
		Realty Trust, Inc	639,612
7,378		Washington Mutual, Inc	315,114

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	5,569,202

HOTELS AND OTHER LODGING PLACES—0.43%
21,950	*	Wynn Resorts Ltd	768,250

		TOTAL HOTELS AND OTHER
		LODGING PLACES	768,250

INDUSTRIAL MACHINERY AND EQUIPMENT—5.36%
2,800		3M Co	229,236
62,984	*	AGCO Corp	1,304,399
53,200	*	Emulex Corp	1,132,628
99,116		Hewlett-Packard Co	2,263,809
28,280		International Business
		Machines Corp	2,597,235
220,540	*	Solectron Corp	1,219,586
37,200		Timken Co	864,156

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	9,611,049

INSTRUMENTS AND RELATED PRODUCTS—1.13%
33		Bard (C.R.), Inc	3,222
9,400		Eastman Kodak Co	245,998
56,400		Raytheon Co	1,767,576

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,016,796

INSURANCE AGENTS, BROKERS AND SERVICE—0.00%
60	*	Medco Health
		Solutions, Inc	2,040

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	2,040

INSURANCE CARRIERS—7.34%
22,218		Aetna, Inc	1,993,399
1,900		Allstate Corp	86,374

2,200		Ambac Financial
		Group, Inc	$ 162,316
39,605		American International
		Group, Inc	2,825,817
147		American National
		Insurance Co	13,155
2,600	*	Anthem, Inc	235,664
1,800		Berkley (W.R.) Corp	71,784
600		Erie Indemnity Co
		(Class A)	28,956
4,400		Fidelity National
		Financial, Inc	174,240
800		Jefferson-Pilot Corp	44,008
8,900		John Hancock Financial
		Services, Inc	388,841
27,508		Lincoln National Corp	1,301,679
29	*	Markel Corp	8,349
4,600		MBIA, Inc	288,420
2,400	*	Pacificare Health
		Systems, Inc	94,920
25,800		Prudential Financial, Inc	1,155,324
28,822		Safeco Corp	1,244,246
900		Stancorp Financial
		Group, Inc	58,725
500		Transatlantic Holdings,
		Inc	43,605
77,915		Travelers Property
		Casualty Corp
		(Class B)	1,345,592
21,100		XL Capital Ltd (Class A)	1,604,444

		TOTAL INSURANCE
		CARRIERS	13,169,858

MISCELLANEOUS RETAIL—1.01%
96,634	*	Office Depot, Inc	1,818,652

		TOTAL MISCELLANEOUS
		RETAIL	1,818,652

MOTION PICTURES—1.85%
8,300	*	Liberty Media Corp
		(Class A)	90,885
191,443	*	Time Warner, Inc	3,227,729

		TOTAL MOTION PICTURES	3,318,614

NONDEPOSITORY INSTITUTIONS—4.28%
3,200	*	AmeriCredit Corp	54,496
5,000		Countrywide Financial
		Corp	479,500
52,400		Fannie Mae	3,895,940
54,834		Freddie Mac	3,238,496
98		Student Loan Corp	15,191

		TOTAL NONDEPOSITORY
		INSTITUTIONS	7,683,623

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 49

  Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—1.89%
3,700		Anadarko Petroleum
		Corp	$ 191,882
9,600		Apache Corp	414,432
6,500		Burlington Resources,
		Inc	413,595
800		Chesapeake Energy Corp	10,720
6,800		Devon Energy Corp	395,420
600		Diamond Offshore
		Drilling, Inc	14,514
1,200		ENSCO International, Inc	33,804
1,131		Helmerich & Payne, Inc	32,403
2,400		Kerr-McGee Corp	123,600
500	*	Newfield Exploration Co	23,965
857		Noble Energy, Inc	40,365
12,270		Occidental Petroleum
		Corp	565,034
2,500		Pioneer Natural
		Resources Co	80,750
1,521		Pogo Producing Co	69,768
1,100	*	Pride International, Inc	18,766
500		Tidewater, Inc	14,065
8,300		Unocal Corp	309,424
30,900	*	Varco International, Inc	556,509
500	*	Westport Resources Corp	16,495
2,272		XTO Energy, Inc	57,345

		TOTAL OIL AND GAS
		EXTRACTION	3,382,856

PETROLEUM AND COAL PRODUCTS—8.11%
29,785		ChevronTexaco Corp	2,614,527
22,000		ConocoPhillips	1,535,820
216,938		Exxon Mobil Corp	9,022,451
90,429		Lyondell Chemical Co	1,341,966
722	*	Premcor, Inc	22,360

		TOTAL PETROLEUM AND
		COAL PRODUCTS	14,537,124

PRIMARY METAL INDUSTRIES—0.55%
10,200		Alcoa, Inc	353,838
16,170	*	International Steel
		Group, Inc	625,779

		TOTAL PRIMARY METAL
		INDUSTRIES	979,617

PRINTING AND PUBLISHING—0.09%
1,100		Lee Enterprises, Inc	49,698
300		Media General, Inc
		(Class A)	20,184
300		Meredith Corp	15,168
90		Washington Post Co
		(Class B)	79,597

		TOTAL PRINTING AND
		PUBLISHING	164,647

RAILROAD TRANSPORTATION—0.42%
24,993		CSX Corp	$ 757,038

		TOTAL RAILROAD
		TRANSPORTATION	757,038

REAL ESTATE—0.02%
700		Forest City Enterprises,
		Inc (Class A)	37,695

		TOTAL REAL ESTATE	37,695

SECURITY AND COMMODITY BROKERS—2.59%
29,498		A.G. Edwards, Inc	1,153,962
706		Goldman Sachs
		Group, Inc	73,671
52,199		Janus Capital Group, Inc	855,020
30,104		Merrill Lynch & Co, Inc	1,792,994
12,791		Morgan Stanley	732,924
806	*	Piper Jaffray Cos	43,645

		TOTAL SECURITY AND
		COMMODITY BROKERS	4,652,216

STONE, CLAY, AND GLASS PRODUCTS—0.02%
800		Lafarge North America,
		Inc	32,520

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	32,520

TOBACCO PRODUCTS—3.61%
119,051		Altria Group, Inc	6,482,325

		TOTAL TOBACCO
		PRODUCTS	6,482,325

TRANSPORTATION BY AIR—0.30%
53,400	*	Northwest Airlines Corp	539,874

		TOTAL TRANSPORTATION
		BY AIR	539,874

TRANSPORTATION EQUIPMENT—0.65%
15,485		Boeing Co	635,969
17,700		Ford Motor Co	240,189
5,244		Paccar, Inc	294,923

		TOTAL TRANSPORTATION
		EQUIPMENT	1,171,081

TRANSPORTATION SERVICES—0.67%
50,670	*	Orbitz, Inc (Class A)	1,206,453

		TOTAL TRANSPORTATION
		SERVICES	1,206,453

50 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES		VALUE

WHOLESALE TRADE-DURABLE GOODS—0.22%
8,100	W.W. Grainger, Inc	$ 388,800

	TOTAL WHOLESALE
	TRADE-DURABLE
	GOODS	388,800

WHOLESALE TRADE-NONDURABLE GOODS—0.56%
33,600	McKesson Corp	1,011,024

	TOTAL WHOLESALE
	TRADE-NONDURABLE
	GOODS	1,011,024

	TOTAL COMMON STOCK
	(Cost $160,171,306)	178,979,261

PRINCIPAL

SHORT TERM INVESTMENTS—0.53%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.53%
	Federal Farm
	Credit Banks (FFCB)
$950,000	0.970%, 04/01/04	949,974

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	949,974

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $949,974)	949,974

	TOTAL PORTFOLIO—
	100.32%
	(Cost $161,121,280)	179,929,235
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.32)%	(569,885)

	NET ASSETS—100.00%	$179,359,350

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 51

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 2,063,443	1.78%
Apparel and Accessory Stores	2,631,898	2.27
Apparel and Other Textile Products	376,064	0.32
Automotive Dealers and Service Stations	1,076,089	0.93
Building Materials and Garden Supplies	80,535	0.07
Business Services	19,205,365	16.56
Chemicals and Allied Products	11,422,962	9.84
Coal Mining	16,080	0.01
Communications	3,328,929	2.87
Depository Institutions	2,877,897	2.48
Eating and Drinking Places	4,013,171	3.46
Educational Services	2,084,006	1.80
Electric, Gas, and Sanitary Services	466,087	0.40
Electronic and Other Electric Equipment	13,222,851	11.39
Engineering and Management Services	3,735,712	3.22
Fabricated Metal Products	876,588	0.76
Food and Kindred Products	2,077,085	1.79
Food Stores	1,214,505	1.05
Furniture and Fixtures	647,387	0.56
Furniture and Homefurnishings Stores	1,631,200	1.41
General Merchandise Stores	968,183	0.83
Health Services	4,680,833	4.03
Holding and Other Investment Offices	358,133	0.31
Hotels and Other Lodging Places	801,970	0.69
Industrial Machinery and Equipment	8,244,537	7.10
Instruments and Related Products	6,528,960	5.63
Insurance Agents, Brokers and Service	202,229	0.17
Insurance Carriers	2,415,263	2.08
Leather and Leather Products	460,120	0.40
Metal Mining	720,107	0.62
Miscellaneous Manufacturing Industries	499,767	0.43
Miscellaneous Retail	2,502,674	2.16
Nondepository Institutions	302,020	0.26
Oil and Gas Extraction	3,780,729	3.26
Paper and Allied Products	934,500	0.81
Personal Services	775,822	0.67
Printing and Publishing	523,768	0.45
Real Estate	32,552	0.03

Rubber and Miscellaneous Plastics Produc	$ 293,407	0.25%
Security and Commodity Brokers	2,800,888	2.41
Stone, Clay, and Glass Products	375,648	0.32
Transportation By Air	179,559	0.15
Transportation Equipment	990,983	0.85
Transportation Services	825,850	0.71
Trucking and Warehousing	71,552	0.06
Wholesale Trade-Durable Goods	1,266,578	1.09
Wholesale Trade-Nondurable Goods	734,481	0.63

TOTAL COMMON STOCK (Cost $101,983,532)	115,318,967	99.37

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	509,986	0.44

TOTAL SHORT TERM INVESTMENTS (Cost $509,986)	509,986	0.44

TOTAL PORTFOLIO (Cost $102,493,518)	115,828,953	99.81
OTHER ASSETS & LIABILITIES, NET	226,099	0.19

NET ASSETS	$116,055,052	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.37%
AMUSEMENT AND RECREATION SERVICES—1.78%
76,100	*	Caesars Entertainment,
		Inc	$ 992,344
5,300		Harrah’s Entertainment,
		Inc	290,917
500		International Speedway
		Corp (Class A)	23,500
28,800	*	Multimedia Games, Inc	712,512
1,000		Station Casinos, Inc	44,170

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	2,063,443

APPAREL AND ACCESSORY STORES—2.27%
4,300		Abercrombie & Fitch
		Co (Class A)	145,512
22,800	*	AnnTaylor Stores Corp	975,840
4,500	*	Chico’s FAS, Inc	208,800
600		Claire’s Stores, Inc	12,504
15,400		Ross Stores, Inc	471,394
33,300		TJX Cos, Inc	817,848

		TOTAL APPAREL AND
		ACCESSORY STORES	2,631,898

52 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.32%
600	*	Columbia Sportswear Co	$ 33,264
10,000		Polo Ralph Lauren Corp	342,800

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	376,064

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.93%
600	*	Advance Auto Parts	24,402
1,900	*	Autozone, Inc	163,343
29,600	*	Carmax, Inc	864,320
600	*	O’Reilly Automotive, Inc	24,024

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	1,076,089

BUILDING MATERIALS AND GARDEN SUPPLIES—0.07%
1,500		Fastenal Co	80,535

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	80,535

BUSINESS SERVICES—16.56%
20,300		Adobe Systems, Inc	800,429
10,200	*	Affiliated Computer
		Services, Inc (Class A)	529,380
94,303	*	BEA Systems, Inc	1,203,306
3,200	*	Bisys Group, Inc	53,632
11,000	*	BMC Software, Inc	215,050
79,700	*	Brocade Communications
		Systems, Inc	530,802
700	*	Ceridian Corp	13,797
1,700		Certegy, Inc	59,534
500	*	Checkfree Corp	14,730
8,000	*	ChoicePoint, Inc	304,240
7,500	*	Citrix Systems, Inc	162,150
300	*	Cognizant Technology
		Solutions Corp	13,575
1,400	*	DoubleClick, Inc	15,750
40,700	*	DST Systems, Inc	1,845,745
2,700	*	Dun & Bradstreet Corp	144,450
31,300	*	Electronic Arts, Inc	1,688,948
2,000		Equifax, Inc	51,640
500		Factset Research
		Systems, Inc	21,280
750		Fair Isaac Corp	27,060
9,791	*	Fiserv, Inc	350,224
1,600	*	Getty Images, Inc	86,368
4,800		GTECH Holdings Corp	283,872
500		Henry (Jack) &
		Associates, Inc	9,630

8,600		IMS Health, Inc	$ 200,036
43,160	*	Intuit, Inc	1,937,021
600	*	Iron Mountain, Inc	26,778
25,200	*	Juniper Networks, Inc	655,452
1,900	*	Lamar Advertising Co	76,418
9,000	*	Macromedia, Inc	180,630
22,000		Manpower, Inc	1,023,000
3,400	*	Mercury Interactive Corp	152,320
35,800	*	Monster Worldwide, Inc	937,960
1,300	*	NetScreen Technologies,
		Inc	47,359
47,700	*	Network Associates, Inc	858,600
31,000	*	Novell, Inc	352,780
9,522	*	Peoplesoft, Inc	176,062
300	*	RealNetworks, Inc	1,800
15,200	*	Red Hat, Inc	347,472
1,850	*	Rent-A-Center, Inc	61,032
400		Reynolds & Reynolds Co
		(Class A)	11,364
5,600	*	Robert Half International,
		Inc	132,272
11,500	*	Siebel Systems, Inc	132,365
24,000	*	SunGard Data Systems,
		Inc	657,600
19,400	*	Symantec Corp	898,220
7,000	*	Synopsys, Inc	202,720
3,400	*	Unisys Corp	48,552
35,000	*	VeriSign, Inc	580,650
9,000	*	WebMD Corp	80,010
34,000	*	Westwood One, Inc	1,001,300

		TOTAL BUSINESS
		SERVICES	19,205,365

CHEMICALS AND ALLIED PRODUCTS—9.84%
2,400		Alberto-Culver Co	105,288
14,300		Allergan, Inc	1,203,488
10,000	*	American Pharmaceutical
		Partners, Inc	469,400
34,500	*	Amylin Pharmaceuticals,
		Inc	817,305
300	*	Andrx Corp	8,160
3,900		Avery Dennison Corp	242,619
6,150	*	Barr Pharmaceuticals,
		Inc	282,285
35,600	*	Biogen Idec, Inc	1,979,360
700	*	Cephalon, Inc	40,117
600	*	Charles River Laboratories
		International, Inc	25,710
1,900	*	Chiron Corp	83,619
8,500		Clorox Co	415,735
19,014		Ecolab, Inc	542,469

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 53

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,800		Estee Lauder Cos
		(Class A)	$ 79,812
16,000	*	Gilead Sciences, Inc	892,320
9,000	*	ICOS Corp	333,450
700	*	ImClone Systems, Inc	35,602
3,700		International Flavors &
		Fragrances, Inc	131,350
60,300	*	IVAX Corp	1,373,031
200	*	King Pharmaceuticals,
		Inc	3,368
400		Medicis Pharmaceutical
		Corp (Class A)	16,000
14,600	*	MedImmune, Inc	336,968
7,000	*	Millennium
		Pharmaceuticals, Inc	118,300
30,500		Mylan Laboratories, Inc	693,265
100	*	Neurocrine Biosciences,
		Inc	5,910
12,800	*	Onyx Pharmaceuticals,
		Inc	517,888
300	*	Pharmaceutical
		Resources, Inc	17,058
2,200		Praxair, Inc	81,664
10,100	*	Sepracor, Inc	485,810
1,547		Sigma-Aldrich Corp	85,611

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	11,422,962

COAL MINING—0.01%
600		Consol Energy, Inc	16,080

		TOTAL COAL MINING	16,080

COMMUNICATIONS—2.87%
21,800	*	Cablevision Systems
		Corp (Class A)	498,784
47,500	*	Cox Radio, Inc (Class A)	1,011,750
300	*	Entercom
		Communications Corp	13,581
5,698	*	Foundry Networks, Inc	97,835
34,900	*	Nextel Partners, Inc
		(Class A)	441,834
6,700	*	Qwest Communications
		International, Inc	28,877
70,151	*	Sprint Corp (PCS Group)	645,389
17,900	*	Univision
		Communications, Inc
		(Class A)	590,879

		TOTAL COMMUNICATIONS	3,328,929

DEPOSITORY INSTITUTIONS—2.48%
27,200		Charter One Financial,
		Inc	961,792

200		First Bancorp
		(Puerto Rico)	$ 8,320
31,000		New York Community
		Bancorp, Inc	1,062,680
6,200		Synovus Financial Corp	151,590
11,900		TCF Financial Corp	607,733
1,700		Westamerica Bancorp	85,782

		TOTAL DEPOSITORY
		INSTITUTIONS	2,877,897

EATING AND DRINKING PLACES—3.46%
2,100		Applebee’s International,
		Inc	86,835
2,800		Aramark Corp (Class B)	76,748
53,800	*	Brinker International,
		Inc	2,040,634
200		CBRL Group, Inc	7,928
5,300		Darden Restaurants, Inc	131,387
1,000	*	Krispy Kreme Doughnuts,
		Inc	34,340
600		Outback Steakhouse, Inc	29,220
1,534		Ruby Tuesday, Inc	49,318
20,900	*	The Cheesecake
		Factory, Inc	964,117
15,600	*	Yum! Brands, Inc	592,644

		TOTAL EATING AND
		DRINKING PLACES	4,013,171

EDUCATIONAL SERVICES—1.80%
500	*	Apollo Group, Inc
		(University of
		Phoenix Online)	43,510
5,813	*	Career Education Corp	329,248
20,600	*	Corinthian Colleges, Inc	681,036
1,000	*	DeVry, Inc	30,150
27,400	*	Education Management
		Corp	872,142
4,100	*	ITT Educational Services,
		Inc	127,920

		TOTAL EDUCATIONAL
		SERVICES	2,084,006

ELECTRIC, GAS, AND SANITARY SERVICES—0.40%
21,900	*	AES Corp	186,807
3,900		Kinder Morgan, Inc	245,778
700	*	Stericycle, Inc	33,502

		TOTAL ELECTRIC, GAS,
		AND SANITARY
		SERVICES	466,087

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—11.39%
324,900	*	ADC Telecommunications,
		Inc	942,210

54 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
10,900		Adtran, Inc	$ 327,327
157,100	*	Agere Systems, Inc
		(Class B)	490,152
67,100	*	Altera Corp	1,372,195
200		Ametek, Inc	5,128
900	*	Amkor Technology, Inc	13,167
8,800	*	Broadcom Corp (Class A)	344,696
36,500	*	Comverse Technology, Inc	662,110
1,200	*	Cree, Inc	26,760
6,789	*	Cypress Semiconductor
		Corp	138,971
20,800	*	Dupont Photomasks, Inc	483,808
16,000	*	Energizer Holdings, Inc	747,040
1,000		Harman International
		Industries, Inc	79,600
500	*	Integrated Circuit
		Systems, Inc	12,515
57,100	*	Integrated Device
		Technology, Inc	856,500
1,600	*	Interdigital
		Communications Corp	27,968
900		Intersil Corp (Class A)	20,061
5,800	*	Jabil Circuit, Inc	170,694
198,500	*	JDS Uniphase Corp	807,895
700		L-3 Communications
		Holdings, Inc	41,636
78,500	*	LSI Logic Corp	733,190
14,900	*	Marvell Technology
		Group Ltd	671,245
1,400		Maytag Corp	44,198
9,667		Microchip Technology,
		Inc	256,756
13,700	*	Micron Technology, Inc	228,927
3,400		Molex, Inc	103,326
11,300	*	National Semiconductor
		Corp	502,059
38,324	*	Novellus Systems, Inc	1,218,320
5,800	*	Nvidia Corp	153,642
9,100	*	PMC-Sierra, Inc	154,427
6,200	*	QLogic Corp	204,662
3,900	*	Rambus, Inc	109,317
6,600		Rockwell Collins, Inc	208,626
89,300	*	Sanmina-SCI Corp	983,193
1,000	*	Tellabs, Inc	8,630
2,500	*	Utstarcom, Inc	71,900

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	13,222,851

ENGINEERING AND MANAGEMENT SERVICES—3.22%
300	*	Affymetrix, Inc	$ 10,125
74,400	*	BearingPoint, Inc	797,568
900	*	Celgene Corp	42,885
21,008		Corporate Executive
		Board Co	987,376
4,500	*	Jacobs Engineering
		Group, Inc	200,700
26,200		Monsanto Co	960,754
7,358		Moody’s Corp	520,946
2,600		Quest Diagnostics, Inc	215,358

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	3,735,712

FABRICATED METAL PRODUCTS—0.76%
2,700	*	Alliant Techsystems, Inc	146,880
1,200		Ball Corp	81,336
21,300		Masco Corp	648,372

		TOTAL FABRICATED METAL
		PRODUCTS	876,588

FOOD AND KINDRED PRODUCTS—1.79%
1,200		Coca-Cola Enterprises,
		Inc	29,004
26,300	*	Constellation Brands,
		Inc (Class A)	844,230
20,000	*	Dean Foods Co	668,000
5,700		Hershey Foods Corp	472,245
300		McCormick & Co, Inc
		(Non-Vote)	10,056
1,800		Pepsi Bottling Group, Inc	53,550

		TOTAL FOOD AND
		KINDRED PRODUCTS	2,077,085

FOOD STORES—1.05%
28,400	*	Starbucks Corp	1,072,100
1,900		Whole Foods Market, Inc	142,405

		TOTAL FOOD STORES	1,214,505

FURNITURE AND FIXTURES—0.56%
1,600		Herman Miller, Inc	42,608
3,300		Hillenbrand Industries,
		Inc	224,037
4,000		HON Industries, Inc	148,640
200		Leggett & Platt, Inc	4,742
9,800		Newell Rubbermaid, Inc	227,360

		TOTAL FURNITURE AND
		FIXTURES	647,387

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 55

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—1.41%
46,400		Pier 1 Imports, Inc	$ 1,099,680
8,500		RadioShack Corp	281,860
7,300	*	Williams-Sonoma, Inc	249,660

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	1,631,200

GENERAL MERCHANDISE STORES—0.83%
600	*	99 Cents Only Stores	14,652
14,200		Dollar General Corp	272,640
5,400	*	Dollar Tree Stores, Inc	166,806
14,300		Family Dollar Stores, Inc	514,085

		TOTAL GENERAL
		MERCHANDISE STORES	968,183

HEALTH SERVICES—4.03%
32,384	*	Caremark Rx, Inc	1,076,768
700	*	Coventry Health Care,
		Inc	29,631
5,000	*	DaVita, Inc	238,750
23,074	*	Express Scripts, Inc	1,721,090
2,200	*	First Health Group Corp	48,092
12,200		Health Management
		Associates, Inc
		(Class A)	283,162
10,600	*	Laboratory Corp of
		America Holdings	416,050
3,400	*	Lincare Holdings, Inc	106,828
8,500	*	Tenet Healthcare Corp	94,860
21,000	*	Triad Hospitals, Inc	647,220
399		Universal Health
		Services, Inc (Class B)	18,382

		TOTAL HEALTH SERVICES	4,680,833

HOLDING AND OTHER INVESTMENT OFFICES—0.31%
1,200		Chelsea Property Group,
		Inc	75,528
1,200		Cousins Properties, Inc	39,348
300		Mills Corp	15,987
4,900		Popular, Inc	211,190
300		Rouse Co	16,080

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	358,133

HOTELS AND OTHER LODGING PLACES—0.69%
40,200		Hilton Hotels Corp	653,250
3,400		Marriott International, Inc
		(Class A)	144,670

100		Starwood Hotels &
		Resorts Worldwide, Inc	$ 4,050

		TOTAL HOTELS AND OTHER
		LODGING PLACES	801,970

INDUSTRIAL MACHINERY AND EQUIPMENT—7.10%
2,500	*	American Standard Cos,
		Inc	284,375
500	*	Avocent Corp	18,395
17,800		Black & Decker Corp	1,013,532
689	*	Cooper Cameron Corp	30,350
1,000		Donaldson Co, Inc	26,530
42,900	*	Emulex Corp	913,341
2,000	*	FMC Technologies, Inc	54,060
5,550		Graco, Inc	161,561
1,300	*	Grant Prideco, Inc	20,150
24,600		International Game
		Technology	1,106,016
7,800		ITT Industries, Inc	595,374
4,300	*	Lam Research Corp	108,403
6,300	*	Lexmark International,
		Inc	579,600
50,000	*	Maxtor Corp	407,500
200	*	National-Oilwell, Inc	5,656
24,100	*	Network Appliance, Inc	516,945
50,000		Pall Corp	1,134,500
8,500		Pitney Bowes, Inc	362,185
14,800	*	Sandisk Corp	419,876
1,600	*	Smith International, Inc	85,616
20,100	*	Solectron Corp	111,153
500		SPX Corp	22,740
700	*	Storage Technology Corp	19,481
9,700		Symbol Technologies, Inc	133,860
5,200	*	Western Digital Corp	58,396
200	*	Xerox Corp	2,914
750	*	Zebra Technologies
		Corp (Class A)	52,028

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	8,244,537

INSTRUMENTS AND RELATED PRODUCTS—5.63%
8,000		Applera Corp (Applied
		Biosystems Group)	158,240
9,500		Bard (C.R.), Inc	927,580
3,600		Beckman Coulter, Inc	196,344
21,620		Biomet, Inc	829,343
9,100		Dentsply International,
		Inc	403,403
1,100	*	Edwards Lifesciences
		Corp	35,145

56 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
500	*	Fisher Scientific
		International, Inc	$ 27,520
7,050	*	KLA-Tencor Corp	354,968
400	*	Mettler-Toledo
		International, Inc	17,760
500	*	Millipore Corp	25,690
1,700	*	Resmed, Inc	76,823
700	*	Respironics, Inc	37,814
1,200	*	Steris Corp	30,960
5,600	*	Teradyne, Inc	133,448
5,800	*	Varian Medical
		Systems, Inc	500,598
5,400	*	Waters Corp	220,536
34,600	*	Zimmer Holdings, Inc	2,552,788

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	6,528,960

INSURANCE AGENTS, BROKERS AND SERVICE—0.17%
1,100		Brown & Brown, Inc	42,636
4,900		Gallagher (Arthur J.) & Co	159,593

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	202,229

INSURANCE CARRIERS—2.08%
22,320		Aetna, Inc	2,002,550
1,500		Erie Indemnity Co
		(Class A)	72,390
2,600		HCC Insurance
		Holdings, Inc	84,058
300	*	Markel Corp	86,370
800		Oxford Health Plans, Inc	39,080
1,500		Transatlantic Holdings,
		Inc	130,815

		TOTAL INSURANCE
		CARRIERS	2,415,263

LEATHER AND LEATHER PRODUCTS—0.40%
10,500	*	Coach, Inc	430,395
500	*	Timberland Co (Class A)	29,725

		TOTAL LEATHER AND
		LEATHER PRODUCTS	460,120

METAL MINING—0.62%
14,800		Freeport-McMoRan
		Copper & Gold, Inc
		(Class A)	578,532
3,500		Southern Peru
		Copper Corp	141,575

		TOTAL METAL MINING	720,107

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.43%
4,100	*	Leapfrog Enterprises, Inc	$ 79,335
22,800		Mattel, Inc	420,432

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	499,767

MISCELLANEOUS RETAIL—2.16%
1,500	*	Marvel Enterprises, Inc	28,785
1,100		Michaels Stores, Inc	53,482
300		Omnicare, Inc	13,299
13,100		Petsmart, Inc	357,106
14,200	*	Rite Aid Corp	77,248
71,835		Staples, Inc	1,823,891
3,900		Tiffany & Co	148,863

		TOTAL MISCELLANEOUS
		RETAIL	2,502,674

NONDEPOSITORY INSTITUTIONS—0.26%
2,700		Doral Financial Corp	95,040
15,800	*	Providian Financial Corp	206,980

		TOTAL NONDEPOSITORY
		INSTITUTIONS	302,020

OIL AND GAS EXTRACTION—3.26%
29,800	*	BJ Services Co	1,289,446
7,600		Chesapeake Energy Corp	101,840
8,600		ENSCO International, Inc	242,262
4,200		EOG Resources, Inc	192,738
400	*	Key Energy Services, Inc	4,400
19,100		Noble Energy, Inc	899,610
2,700	*	Patterson-UTI Energy, Inc	95,607
900		Pioneer Natural
		Resources Co	29,070
1,600	*	Pride International, Inc	27,296
33,100	*	Rowan Cos, Inc	698,079
1,300	*	Varco International, Inc	23,413
200	*	Westport Resources Corp	6,598
6,750		XTO Energy, Inc	170,370

		TOTAL OIL AND GAS
		EXTRACTION	3,780,729

PAPER AND ALLIED PRODUCTS—0.81%
42,000	*	Pactiv Corp	934,500

		TOTAL PAPER AND ALLIED
		PRODUCTS	934,500

PERSONAL SERVICES—0.67%
5,600		Cintas Corp	243,544
8,500		H & R Block, Inc	433,755
600		Regis Corp	26,664

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 57

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

PERSONAL SERVICES—(Continued)
1,700	*	Weight Watchers
		International, Inc	$ 71,859

		TOTAL PERSONAL
		SERVICES	775,822

PRINTING AND PUBLISHING—0.45%
300		Belo Corp (Class A)	8,328
300		Harte-Hanks, Inc	7,026
8,300		New York Times Co
		(Class A)	366,860
1,400		Scripps (E.W.) Co
		(Class A)	141,554

		TOTAL PRINTING AND
		PUBLISHING	523,768

REAL ESTATE—0.03%
800		St. Joe Co	32,552

		TOTAL REAL ESTATE	32,552

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.25%
5,900	*	Sealed Air Corp	293,407

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	293,407

SECURITY AND COMMODITY BROKERS—2.41%
17,000	*	Affiliated Managers
		Group, Inc	927,860
22,248	*	Ameritrade Holding Corp	342,619
1,400	*	E*Trade Financial Corp	18,690
700		Eaton Vance Corp	26,684
3,800		Federated Investors, Inc
		(Class B)	119,434
1,100		Investors Financial
		Services Corp	45,452
13,100		Legg Mason, Inc	1,215,417
1,200		SEI Investments Co	39,600
800		T Rowe Price Group, Inc	43,064
900		Waddell & Reed
		Financial, Inc (Class A)	22,068

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,800,888

STONE, CLAY, AND GLASS PRODUCTS—0.32%
33,600	*	Corning, Inc	375,648

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	375,648

TRANSPORTATION BY AIR—0.15%
7,100	*	JetBlue Airways Corp	$ 179,559

		TOTAL TRANSPORTATION
		BY AIR	179,559

TRANSPORTATION EQUIPMENT—0.85%
9,835		Autoliv, Inc	403,235
2,100		Gentex Corp	91,098
5,800	*	Navistar International
		Corp	265,930
600		Polaris Industries, Inc	27,264
6,400	*	United Defense
		Industries, Inc	203,456

		TOTAL TRANSPORTATION
		EQUIPMENT	990,983

TRANSPORTATION SERVICES—0.71%
19,900		C.H. Robinson
		Worldwide, Inc	825,850

		TOTAL TRANSPORTATION
		SERVICES	825,850

TRUCKING AND WAREHOUSING—0.06%
400	*	Hunt (J.B.) Transport
		Services, Inc	11,268
200	*	Swift Transportation
		Co, Inc	3,434
3,000		Werner Enterprises, Inc	56,850

		TOTAL TRUCKING AND
		WAREHOUSING	71,552

WHOLESALE TRADE-DURABLE GOODS—1.09%
34,700	*	Arrow Electronics, Inc	883,462
1,100		CDW Corp	74,371
4,500	*	Patterson Dental Co	308,745

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	1,266,578

WHOLESALE TRADE-NONDURABLE GOODS—0.63%
7,300		AmerisourceBergen Corp	399,164
1,000		Brown-Forman Corp
		(Class B)	47,660
561	*	Henry Schein, Inc	40,067
8,000		McKesson Corp	240,720
200	*	Performance Food
		Group Co	6,870

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	734,481

		TOTAL COMMON STOCK
		(Cost $101,983,532)	115,318,967

58 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES		VALUE

SHORT TERM INVESTMENTS—0.44%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.44%
	Federal Farm
	Credit Banks (FFCB)
$510,000	0.970%, 04/01/04	$ 509,986

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	509,986

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $509,986)	509,986

	TOTAL PORTFOLIO—
	99.81%
	(Cost $102,493,518)	115,828,953
	OTHER ASSETS &
	LIABILITIES,
	NET—0.19%	226,099

	NET ASSETS—100.00%	$116,055,052

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 59

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 783,736	0.84%
Apparel and Accessory Stores	1,229,753	1.32
Automotive Dealers and Service Stations	22,165	0.02
Business Services	3,524,464	3.78
Chemicals and Allied Products	2,553,799	2.74
Communications	3,477,044	3.73
Depository Institutions	9,394,838	10.07
Eating and Drinking Places	741,305	0.79
Electric, Gas, and Sanitary Services	10,278,840	11.01
Electronic and Other Electric Equipment	3,229,796	3.46
Engineering and Management Services	2,918,404	3.13
Fabricated Metal Products	469,248	0.50
Food and Kindred Products	2,566,963	2.75
Food Stores	1,078,742	1.16
Furniture and Fixtures	1,675,489	1.80
Furniture and Homefurnishings Stores	550,626	0.59
General Building Contractors	763,106	0.82
General Merchandise Stores	1,989,567	2.13
Health Services	1,326,606	1.42
Holding and Other Investment Offices	10,045,869	10.76
Hotels and Other Lodging Places	467,915	0.50
Industrial Machinery and Equipment	4,997,678	5.36
Instruments and Related Products	2,875,427	3.08
Insurance Carriers	8,196,847	8.78
Miscellaneous Retail	776,118	0.83
Motion Pictures	515,144	0.55
Nondepository Institutions	1,609,934	1.73
Oil and Gas Extraction	2,438,317	2.61
Paper and Allied Products	2,419,423	2.59
Petroleum and Coal Products	1,487,067	1.59
Primary Metal Industries	405,886	0.44
Printing and Publishing	701,374	0.75
Railroad Transportation	718,661	0.77
Real Estate	740,311	0.79
Security and Commodity Brokers	2,034,878	2.18
Tobacco Products	645,028	0.69
Transportation By Air	275,609	0.30
Transportation Equipment	1,453,640	1.56
Transportation Services	462,033	0.50
Wholesale Trade-Durable Goods	192,000	0.21
Wholesale Trade-Nondurable Goods	704,100	0.75

TOTAL COMMON STOCK (Cost $85,834,375)	$92,737,750	99.38%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	1,559,958	1.67

TOTAL SHORT TERM INVESTMENTS (Cost $1,559,958)	1,559,958	1.67

TOTAL PORTFOLIO (Cost $87,394,333)	94,297,708	101.05
OTHER ASSETS & LIABILITIES, NET	(978,468)	(1.05)

NET ASSETS	$93,319,240	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.38%
AMUSEMENT AND RECREATION SERVICES—0.84%
45,803	*	Caesars Entertainment, Inc	$ 597,271
7,537	*	Multimedia Games, Inc	186,465

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	783,736

APPAREL AND ACCESSORY STORES—1.32%
26,600		Christopher & Banks Corp	561,526
18,676		Talbots, Inc	668,227

		TOTAL APPAREL AND
		ACCESSORY STORES	1,229,753

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.02%
1,300	*	Autonation, Inc	22,165

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	22,165

BUSINESS SERVICES—3.78%
66,308	*	Brocade Communications
		Systems, Inc	441,611
21,714	*	Computer Sciences Corp	875,726
19,170	*	Compuware Corp	142,817
900		Deluxe Corp	36,090
84,885	*	Manugistics Group, Inc	581,462
78,444	*	On Assignment, Inc	438,502
49,972	*	Siebel Systems, Inc	575,178
17,918		Viad Corp	433,078

		TOTAL BUSINESS SERVICES	3,524,464

CHEMICALS AND ALLIED PRODUCTS—2.74%
9,630	*	Andrx Corp	261,936
27,044		Clorox Co	1,322,722
900		PPG Industries, Inc	52,470

60 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
23,853		Sherwin-Williams Co	$ 916,671

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	2,553,799

COMMUNICATIONS—3.73%
20,709	*	Entercom Communications
		Corp	937,496
264,032	*	Lucent Technologies, Inc	1,085,172
3,896	*	NTL, Inc	231,617
181,295	*	Qwest Communications
		International, Inc	781,381
6,228		Telephone & Data Systems,
		Inc	441,378

		TOTAL COMMUNICATIONS	3,477,044

DEPOSITORY INSTITUTIONS—10.07%
22,681		AmSouth Bancorp	533,230
14,936		Astoria Financial Corp	568,016
473	*	BOK Financial Corp	19,393
600		Capitol Federal Financial	21,540
23,778		Charter One Financial, Inc	840,790
26,388		Comerica, Inc	1,433,396
1,886		Commerce Bancshares, Inc	90,022
1,679		First National Bankshares
		of Florida, Inc	29,500
6,052		First Tennessee National
		Corp	288,680
27,042		Hibernia Corp (Class A)	635,217
1,043		Hudson City Bancorp, Inc	39,467
1,141		International Bancshares
		Corp	60,279
12,770		Mercantile Bankshares
		Corp	548,727
30,349		National Commerce
		Financial Corp	868,285
25,826		New York Community
		Bancorp, Inc	885,315
300		Park National Corp	33,990
2,800		SouthTrust Corp	92,848
12,485		TCF Financial Corp	637,609
622		Trustmark Corp	18,100
27,198		Union Planters Corp	811,860
100		UnionBanCal Corp	5,239
315		Valley National Bancorp	8,811
16,163		Zions Bancorp	924,524

		TOTAL DEPOSITORY
		INSTITUTIONS	9,394,838

EATING AND DRINKING PLACES—0.79%
19,497	*	Brinker International, Inc	739,521

45		CBRL Group, Inc	$ 1,784

		TOTAL EATING AND
		DRINKING PLACES	741,305

ELECTRIC, GAS, AND SANITARY SERVICES—11.01%
4,555		Allete, Inc	159,835
4,590		Ameren Corp	211,553
78,842	*	Calpine Corp	368,192
18,176		Cinergy Corp	743,217
8,635		Consolidated Edison, Inc	380,804
23,619		DTE Energy Co	971,922
11,664		Equitable Resources, Inc	518,115
900		Kinder Morgan, Inc	56,718
19,393		National Fuel Gas Co	477,068
44		Nicor, Inc	1,550
1,300		Peoples Energy Corp	58,045
6,098		Pepco Holdings, Inc	124,643
47,249	*	PG&E Corp	1,368,804
1,728		Piedmont Natural Gas
		Co, Inc	72,956
16,285		Pinnacle West Capital Corp	640,815
21,567		PPL Corp	983,455
2,252		Public Service Enterprise
		Group, Inc	105,799
31,854		Republic Services, Inc	862,288
487		Sempra Energy	15,487
29,260		TECO Energy, Inc	428,074
100		Texas Genco Holdings, Inc	3,575
38,357		TXU Corp	1,099,312
8,215		Williams Cos, Inc	78,618
3,600		Wisconsin Energy Corp	115,740
1,144		WPS Resources Corp	54,683
21,200		Xcel Energy, Inc	377,572

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	10,278,840

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—3.46%
67,344	*	CIENA Corp	334,700
19,610	*	Comverse Technology, Inc	355,725
21,891	*	Dupont Photomasks, Inc	509,185
55,273	*	LSI Logic Corp	516,250
60,245		Nintendo Co Ltd	777,161
8,848	*	Nvidia Corp	234,384
123,135	*	Sycamore Networks, Inc	502,391

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	3,229,796

ENGINEERING AND MANAGEMENT SERVICES—3.13%
49,604	*	BearingPoint, Inc	531,755
42,125		Monsanto Co	1,544,724

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 61

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
70,102		Servicemaster Co	$ 841,925

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	2,918,404

FABRICATED METAL PRODUCTS—0.50%
244	*	Alliant Techsystems, Inc	13,274
411		Fortune Brands, Inc	31,495
84,222	*	Tower Automotive, Inc	424,479

		TOTAL FABRICATED METAL
		PRODUCTS	469,248

FOOD AND KINDRED PRODUCTS—2.75%
27,563		Archer Daniels Midland Co	464,988
26,533	*	Constellation Brands,
		Inc (Class A)	851,709
17,886	*	Dean Foods Co	597,392
300		J.M. Smucker Co	15,834
1,000		Lancaster Colony Corp	40,400
22,000	*	Smithfield Foods, Inc	596,640

		TOTAL FOOD AND KINDRED
		PRODUCTS	2,566,963

FOOD STORES—1.16%
52,417	*	Safeway, Inc	1,078,742

		TOTAL FOOD STORES	1,078,742

FURNITURE AND FIXTURES—1.80%
800		Johnson Controls, Inc	47,320
5,528		Lear Corp	342,515
22,576		Newell Rubbermaid, Inc	523,763
58,607		Steelcase, Inc (Class A)	761,891

		TOTAL FURNITURE AND
		FIXTURES	1,675,489

FURNITURE AND HOMEFURNISHINGS STORES—0.59%
15,550	*	Linens ‘n Things, Inc	550,626

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	550,626

GENERAL BUILDING CONTRACTORS—0.82%
6,200		Lennar Corp (Class A)	334,986
7,700		Pulte Homes, Inc	428,120

		TOTAL GENERAL BUILDING
		CONTRACTORS	763,106

GENERAL MERCHANDISE STORES—2.13%
53,751	*	Big Lots, Inc	779,390
9,900		May Department Stores Co	342,342
20,201		Sears Roebuck & Co	867,835

		TOTAL GENERAL
		MERCHANDISE STORES	1,989,567

HEALTH SERVICES—1.42%
743	*	Community Health
		Systems, Inc	$ 20,678
6,702	*	Express Scripts, Inc	499,902
500	*	Laboratory Corp of
		America Holdings	19,625
70,466	*	Tenet Healthcare Corp	786,401

		TOTAL HEALTH SERVICES	1,326,606

HOLDING AND OTHER INVESTMENT OFFICES—10.76%
15,838		Allied Capital Corp	479,733
24,003		AMB Property Corp	892,192
24,029		Apartment Investment &
		Management Co (Class A)	747,062
1,200		Centerpoint Properties
		Trust	99,000
12,652		Chelsea Property Group,
		Inc	796,317
15,436		Developers Diversified
		Realty Corp	623,614
129		Equity Residential	3,851
2,300		Federal Realty
		Investment Trust	106,260
1,900		Friedman Billings
		Ramsey Group, Inc	51,281
25,312		General Growth
		Properties, Inc	889,717
6,860		Health Care Property
		Investors, Inc	194,138
10		Healthcare Realty Trust, Inc	427
34,961		Highwoods Properties, Inc	916,328
5,056		Kimco Realty Corp	257,755
3,000		Macerich Co	161,700
11,381		Mack-Cali Realty Corp	511,121
1,300		Mills Corp	69,277
29,658		Nationwide Health
		Properties, Inc	660,484
2,100		Pan Pacific Retail
		Properties, Inc	109,410
943		Popular, Inc	40,643
5,300		Public Storage, Inc	257,898
1,300		Realty Income Corp	58,045
1,300		Regency Centers Corp	60,749
4,400		Rouse Co	235,840
11,418		Simon Property Group, Inc	667,268
4,100		Thornburg Mortgage, Inc	127,510
37,936		United Dominion Realty
		Trust, Inc	744,304
4,200		Vornado Realty Trust	254,016

62 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
865		Weingarten Realty
		Investors	$ 29,929

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	10,045,869

HOTELS AND OTHER LODGING PLACES—0.50%
13,369	*	Wynn Resorts Ltd	467,915

		TOTAL HOTELS AND OTHER
		LODGING PLACES	467,915

INDUSTRIAL MACHINERY AND EQUIPMENT—5.36%
45,710	*	AGCO Corp	946,654
32,861	*	Apple Computer, Inc	888,890
12,500	*	Emulex Corp	266,125
57,881	*	Maxtor Corp	471,730
19,000		Pall Corp	431,110
17,267		Pitney Bowes, Inc	735,747
137,978	*	Solectron Corp	763,018
21,283		Timken Co	494,404

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	4,997,678

INSTRUMENTS AND RELATED PRODUCTS—3.08%
19,387	*	Agilent Technologies, Inc	613,211
34,706		Eastman Kodak Co	908,256
21,370		PerkinElmer, Inc	442,145
14,713		Raytheon Co	461,105
13,000		Rockwell Automation, Inc	450,710

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,875,427

INSURANCE CARRIERS—8.78%
14,400		Aegon NV (ARS)	185,040
13,831		Aetna, Inc	1,240,917
58	*	Alleghany Corp	14,378
4,000		Ambac Financial Group, Inc	295,120
179		American National
		Insurance Co	16,019
704		Erie Indemnity Co (Class A)	33,975
12		Fidelity National Financial,
		Inc	479
1,135		HCC Insurance Holdings,
		Inc	36,695
950	*	Health Net, Inc	23,684
5,482		John Hancock Financial
		Services, Inc	239,509
19,890		Lincoln National Corp	941,195
2,007	*	Markel Corp	577,815
25,411		Max Re Capital Ltd	574,289

200		MBIA, Inc	$ 12,540
17,879		MGIC Investment Corp	1,148,368
17,734		Safeco Corp	765,577
22,737		St. Paul Travelers Cos, Inc	909,707
1,500		Stancorp Financial Group,
		Inc	97,875
627		Transatlantic Holdings, Inc	54,681
24		Wesco Financial Corp	9,288
13,410		XL Capital Ltd (Class A)	1,019,696

		TOTAL INSURANCE
		CARRIERS	8,196,847

MISCELLANEOUS RETAIL—0.83%
41,239	*	Office Depot, Inc	776,118

		TOTAL MISCELLANEOUS
		RETAIL	776,118

MOTION PICTURES—0.55%
800		Blockbuster, Inc (Class A)	14,000
22,800		Regal Entertainment Group
		(Class A)	501,144

		TOTAL MOTION PICTURES	515,144

NONDEPOSITORY INSTITUTIONS—1.73%
8,218		CIT Group, Inc	312,695
13,527		Countrywide Financial Corp	1,297,239

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,609,934

OIL AND GAS EXTRACTION—2.61%
18,399		Diamond Offshore
		Drilling, Inc	445,072
14,892		Noble Energy, Inc	701,413
22,772		Pioneer Natural
		Resources Co	735,536
388		Unocal Corp	14,465
30,085	*	Varco International, Inc	541,831

		TOTAL OIL AND GAS
		EXTRACTION	2,438,317

PAPER AND ALLIED PRODUCTS—2.59%
106,937	*	Abitibi-Consolidated, Inc	758,183
26,516		Bemis Co	689,416
55,199	*	Smurfit-Stone Container
		Corp	970,950
36		Sonoco Products Co	874

		TOTAL PAPER AND ALLIED
		PRODUCTS	2,419,423

PETROLEUM AND COAL PRODUCTS—1.59%
10,129		Amerada Hess Corp	661,221
55,650		Lyondell Chemical Co	825,846

		TOTAL PETROLEUM AND
		COAL PRODUCTS	1,487,067

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 63

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—0.44%
10,488	*	International Steel
		Group, Inc	$ 405,886

		TOTAL PRIMARY METAL
		INDUSTRIES	405,886

PRINTING AND PUBLISHING—0.75%
23		Harte-Hanks, Inc	539
15,856		New York Times Co
		(Class A)	700,835

		TOTAL PRINTING AND
		PUBLISHING	701,374

RAILROAD TRANSPORTATION—0.77%
23,726		CSX Corp	718,661

		TOTAL RAILROAD
		TRANSPORTATION	718,661

REAL ESTATE—0.79%
25,357		Catellus Development Corp	659,536
1,500		Forest City Enterprises, Inc
		(Class A)	80,775

		TOTAL REAL ESTATE	740,311

SECURITY AND COMMODITY BROKERS—2.18%
19,752		A.G. Edwards, Inc	772,698
5,178		Bear Stearns Cos, Inc	454,007
49,339		Janus Capital Group, Inc	808,173

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,034,878

TOBACCO PRODUCTS—0.69%
19,149		Loews Corp
		(Carolina Group)	523,725
2,005		R.J. Reynolds Tobacco
		Holdings, Inc	121,303

		TOTAL TOBACCO
		PRODUCTS	645,028

TRANSPORTATION BY AIR—0.30%
27,261	*	Northwest Airlines Corp	275,609

		TOTAL TRANSPORTATION
		BY AIR	275,609

TRANSPORTATION EQUIPMENT—1.56%
20,255		Dana Corp	402,264
6,302		Genuine Parts Co	206,201
15,030		Paccar, Inc	845,175

		TOTAL TRANSPORTATION
		EQUIPMENT	1,453,640

TRANSPORTATION SERVICES—0.50%
19,405	*	Orbitz, Inc (Class A)	462,033

		TOTAL TRANSPORTATION
		SERVICES	462,033

WHOLESALE TRADE-DURABLE GOODS—0.21%
4,000		W.W. Grainger, Inc	$ 192,000

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	192,000

WHOLESALE TRADE-NONDURABLE GOODS—0.75%
700	*	Henry Schein, Inc	49,994
21,738		McKesson Corp	654,106

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	704,100

		TOTAL COMMON STOCK
		(Cost $85,834,375)	92,737,750

PRINCIPAL

SHORT TERM INVESTMENTS—1.67%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.67%
		Federal Farm
		Credit Banks (FFCB)
$1,560,000		0.970%, 04/01/04	1,559,958

		TOTAL U.S. GOVERNMENT
		AND AGENCIES
		DISCOUNT NOTES	1,559,958

		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $1,559,958)	1,559,958

		TOTAL PORTFOLIO—
		101.05%
		(Cost $87,394,333)	94,297,708
		OTHER ASSETS &
		LIABILITIES,
		NET—(1.05)%	(978,468)

		NET ASSETS—100.00%	$93,319,240

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

64 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-Crops	$ 229,130	0.12%
Agricultural Production-Livestock	33,500	0.02
Amusement and Recreation Services	2,372,811	1.26
Apparel and Accessory Stores	2,663,916	1.41
Apparel and Other Textile Products	422,490	0.22
Auto Repair, Services and Parking	133,168	0.07
Automotive Dealers and Service Stations	662,261	0.35
Building Materials and Garden Supplies	371,085	0.20
Business Services	20,347,910	10.80
Chemicals and Allied Products	11,357,890	6.03
Coal Mining	1,026,199	0.55
Communications	3,307,276	1.76
Depository Institutions	12,434,632	6.60
Eating and Drinking Places	2,819,257	1.50
Educational Services	107,877	0.06
Electric, Gas, and Sanitary Services	5,329,346	2.83
Electronic and Other Electric Equipment	14,309,788	7.60
Engineering and Management Services	5,485,930	2.91
Executive, Legislative and General	4,362	0.00
Fabricated Metal Products	1,928,637	1.02
Food and Kindred Products	2,149,744	1.14
Food Stores	996,695	0.53
Furniture and Fixtures	135,672	0.07
Furniture and Homefurnishings Stores	895,789	0.48
General Building Contractors	1,111,554	0.59
General Merchandise Stores	1,376,380	0.73
Health Services	3,601,792	1.91
Heavy Construction, Except Building	706,058	0.37
Holding and Other Investment Offices	16,889,047	8.96
Hotels and Other Lodging Places	874,127	0.46
Industrial Machinery and Equipment	11,646,990	6.18
Instruments and Related Products	11,819,484	6.27
Insurance Agents, Brokers and Service	31,239	0.02
Insurance Carriers	6,268,084	3.33
Justice, Public Order and Safety	20,700	0.01
Leather and Leather Products	583,751	0.31
Legal Services	53,856	0.03
Lumber and Wood Products	441,673	0.23
Metal Mining	398,609	0.21

Miscellaneous Manufacturing Industries	$ 1,895,199	1.00%
Miscellaneous Retail	3,010,630	1.60
Motion Pictures	1,013,733	0.54
Nondepository Institutions	3,175,848	1.69
Nonmetallic Minerals, Except Fuels	47,115	0.03
Oil and Gas Extraction	5,100,752	2.71
Paper and Allied Products	1,136,129	0.60
Personal Services	800,183	0.42
Petroleum and Coal Products	764,415	0.41
Primary Metal Industries	3,748,628	1.99
Printing and Publishing	2,083,544	1.11
Railroad Transportation	143,696	0.08
Real Estate	302,312	0.16
Rubber and Miscellaneous Plastics Products	1,211,057	0.64
Security and Commodity Brokers	2,173,401	1.15
Social Services	37,728	0.02
Special Trade Contractors	1,070,657	0.57
Stone, Clay, and Glass Products	896,989	0.48
Textile Mill Products	178,285	0.09
Tobacco Products	223,608	0.12
Transportation By Air	2,298,655	1.22
Transportation Equipment	2,470,639	1.31
Transportation Services	376,115	0.20
Trucking and Warehousing	1,116,041	0.59
Water Transportation	430,341	0.23
Wholesale Trade-Durable Goods	4,049,107	2.15
Wholesale Trade-Nondurable Goods	2,787,161	1.48

TOTAL COMMON STOCK (Cost $165,845,000)	187,890,677	99.73

TOTAL PORTFOLIO (Cost $165,845,000)	187,890,677	99.73
OTHER ASSETS & LIABILITIES, NET	516,904	0.27

NET ASSETS	$188,407,581	100.00%

____________________________

SHARES		VALUE

COMMON STOCK—99.73%
AGRICULTURAL PRODUCTION- CROPS—0.12%
300	Alico, Inc	$ 9,570
8,800	Delta & Pine Land Co	219,560

	TOTAL AGRICULTURAL
	PRODUCTION-CROPS	229,130

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 65

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

AGRICULTURAL PRODUCTION- LIVESTOCK—0.02%
100		Seaboard Corp	$ 33,500

		TOTAL AGRICULTURAL
		PRODUCTION-
		LIVESTOCK	33,500

AMUSEMENT AND RECREATION SERVICES—1.26%
8,700	*	Alliance Gaming Corp	279,531
1,500	*	Argosy Gaming Co	53,325
35,500	*	Aztar Corp	870,105
3,400	*	Bally Total Fitness
		Holding Corp	19,924
124		Churchill Downs, Inc	4,809
700		Dover Downs Gaming &
		Entertainment, Inc	7,497
1,400		Dover Motorsport, Inc	5,390
500	*	Gaylord Entertainment Co	15,450
1,600	*	Isle Of Capri Casinos, Inc	40,224
500	*	MTR Gaming Group, Inc	5,000
3,000	*	Multimedia Games, Inc	74,220
21,714	*	Penn National Gaming,
		Inc	624,712
13,000	*	Six Flags, Inc	102,050
1,400		Speedway Motorsports,
		Inc	42,434
6,800	*	WMS Industries, Inc	210,800
1,200		World Wrestling Federation
		Entertainment, Inc	17,340

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	2,372,811

APPAREL AND ACCESSORY STORES—1.41%
2,000	*	Aeropostale, Inc	72,520
6,714	*	American Eagle
		Outfitters, Inc	181,009
5,100	*	AnnTaylor Stores Corp	218,280
500	*	Bebe Stores, Inc	16,770
200		Buckle, Inc	5,792
2,100		Burlington Coat Factory
		Warehouse Corp	41,580
3,700	*	Casual Male Retail
		Group, Inc	38,258
1,800		Cato Corp (Class A)	36,144
1,100	*	Charlotte Russe
		Holding, Inc	20,130
29,705	*	Charming Shoppes, Inc	231,402
1,200	*	Children’s Place Retail
		Stores, Inc	37,164
23,300		Christopher & Banks Corp	491,863
400		Deb Shops, Inc	10,284
2,000	*	Dress Barn, Inc	35,080

1,200	*	Finish Line, Inc (Class A)	$ 44,376
1,900	b*	Footstar, Inc	4,655
8,000	*	Genesco, Inc	185,440
2,400		Goody’s Family Clothing,
		Inc	34,248
2,600	*	Hot Topic, Inc	68,770
100	*	Mothers Work, Inc	2,665
900		Oshkosh B’gosh, Inc
		(Class A)	21,060
3,000	*	Pacific Sunwear of
		California, Inc	73,620
8,200	*	Payless Shoesource, Inc	114,472
15,309	*	Stage Stores, Inc	592,305
700	*	Too, Inc	14,665
1,392	*	Urban Outfitters, Inc	66,900
1,600	*	Wilsons The Leather
		Experts, Inc	4,464

		TOTAL APPAREL AND
		ACCESSORY STORES	2,663,916

APPAREL AND OTHER TEXTILE PRODUCTS—0.22%
3,400	*	Collins & Aikman Corp	18,700
600	*	DHB Industries, Inc	4,422
400	*	Guess?, Inc	7,212
4,100		Kellwood Co	160,925
1,600		Oxford Industries, Inc	73,904
1,000		Phillips-Van Heusen Corp	18,500
2,400	*	Quiksilver, Inc	52,440
4,300	*	Warnaco Group, Inc	86,387

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	422,490

AUTO REPAIR, SERVICES AND PARKING—0.07%
1,800		Central Parking Corp	36,144
2,900	*	Dollar Thrifty Automotive
		Group, Inc	73,283
950	*	Monro Muffler Brake, Inc	23,741

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	133,168

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.35%
300	*	America’s Car Mart, Inc	8,085
1,200	*	Asbury Automotive
		Group, Inc	20,772
4,133	*	Copart, Inc	89,810
4,300	*	CSK Auto Corp	77,873
4,600	*	Group 1 Automotive, Inc	166,520
1,000		Lithia Motors, Inc
		(Class A)	27,650
500	*	MarineMax, Inc	13,285

66 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS—(Continued)
8,600		Sonic Automotive, Inc	$ 215,430
1,100		United Auto Group, Inc	30,096
400	*	West Marine, Inc	12,740

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	662,261

BUILDING MATERIALS AND GARDEN SUPPLIES—0.20%
1,100		Building Materials
		Holding Corp	19,305
1,100	*	Central Garden & Pet Co	39,600
12,100		Louisiana-Pacific Corp	312,180

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	371,085

BUSINESS SERVICES—10.80%
500		Aaron Rents, Inc	12,445
4,900		ABM Industries, Inc	87,955
3,800	*	ActivCard Corp	24,586
50,367	*	Activision, Inc	796,806
25,800	*	Administaff, Inc	449,694
3,418	*	Advent Software, Inc	63,917
1,650		Advo, Inc	53,163
1,400	*	Aether Systems, Inc	6,510
20,346	*	Akamai Technologies, Inc	267,346
7,000	*	American Management
		Systems, Inc	134,400
35,953	*	AMN Healthcare Services,
		Inc	659,738
600	*	Ansoft Corp	8,652
1,900	*	Ansys, Inc	75,506
3,100	*	APAC Customer Services,
		Inc	9,145
2,700	*	Aquantive, Inc	25,920
4,600	*	Arbitron, Inc	185,196
24,100	*	Ariba, Inc	67,962
2,200	*	Armor Holdings, Inc	72,820
7,266	*	Ask Jeeves, Inc	259,614
23,743	*	Aspect Communications
		Corp	372,053
36,334	*	Aspen Technology, Inc	296,849
26,879	*	Atari, Inc	91,657
3,800	*	Autobytel, Inc	50,160
1,600	*	Bankrate, Inc	31,856
2,900		Barra, Inc	101,471
400	*	Borland Software Corp	3,632
1,600		Brady Corp (Class A)	60,928
27,000		Brink’s Co	744,660
10,400	*	Catalina Marketing Corp	201,656
5,636	*	Cerner Corp	254,691

45,000	*	Ciber, Inc	$ 495,000
72,800	*	CMGI, Inc	178,360
6,400	*	CNET Networks, Inc	66,112
3,400	*	Computer Horizons Corp	14,620
200		Computer Programs &
		Systems, Inc	3,800
1,400	*	Concord Communications,
		Inc	20,174
400	*	Concur Technologies, Inc	4,480
600	*	Convera Corp	2,130
178	*	CSG Systems International,
		Inc	3,058
1,600	*	Cyberguard Corp	15,760
1,900	*	Datastream Systems, Inc	13,604
3,524	*	Dendrite International, Inc	56,384
2,900	*	Digital Insight Corp	60,088
100	*	Digitalthink, Inc	237
3,780	*	E.piphany, Inc	27,292
31,143	*	Earthlink, Inc	275,927
15,243	*	Echelon Corp	171,789
2,900	*	Eclipsys Corp	39,092
900	*	eCollege.com, Inc	18,792
42,940	*	eFunds Corp	704,216
1,800		Electro Rent Corp	18,108
6,944	*	Embarcadero Technologies,
		Inc	89,161
108,600	*	Enterasys Networks, Inc	274,758
3,800	*	Entrust, Inc	16,606
7,500	*	Epicor Software Corp	99,525
100	*	EPIQ Systems, Inc	1,638
1,258	*	eSpeed, Inc (Class A)	26,368
9,568	*	Extreme Networks, Inc	68,985
2,500	*	F5 Networks, Inc	84,625
7,910	*	Filenet Corp	210,802
3,200	*	FindWhat.com	69,280
2,600	*	Freemarkets, Inc	21,398
7,400	*	Gerber Scientific, Inc	50,320
6,500		Gevity HR, Inc	189,800
100		Grey Global Group, Inc	69,000
800	*	Group 1 Software, Inc	13,024
2,400		Healthcare Services
		Group	39,480
700	*	Heidrick & Struggles
		International, Inc	16,751
8,700	*	Homestore, Inc	36,801
800	*	Hudson Highland Group, Inc	22,304
2,000	*	IDX Systems Corp	69,200
2,100	*	iGate Corp	14,637
8,848	*	Informatica Corp	76,004
5,089	*	Infospace, Inc	197,809
4,600	*	infoUSA, Inc	48,346
900		Integral Systems, Inc	17,100

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 67

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
6,021	*	Intelidata Technologies
		Corp	$ 7,466
10,100	*	Intellisync Corp	33,229
42,780	*	Intergraph Corp	1,034,420
7,389	*	Internet Security Systems,
		Inc	130,342
900		Interpool, Inc	13,500
4,735	*	Interwoven, Inc	47,208
1,400	*	Intrado, Inc	27,090
500	*	iPayment, Inc	16,630
5,100	*	JDA Software Group, Inc	74,205
6,624	*	Kana Software, Inc	29,874
62,700	*	Keane, Inc	986,898
2,400		Kelly Services, Inc
		(Class A)	71,064
400	*	Keynote Systems, Inc	5,148
400	*	KFX ,Inc	4,156
4,800	*	Korn/Ferry International	76,800
2,593	*	Kroll, Inc	69,622
5,250	*	Kronos, Inc	170,783
29,200	*	Labor Ready, Inc	394,784
11,819	*	Lawson Software, Inc	98,098
190	*	Lionbridge Technologies	1,849
8,125	*	Macrovision Corp	151,775
900	*	Magma Design
		Automation, Inc	18,819
1,800	*	Manhattan Associates,
		Inc	50,040
6,035	*	Manugistics Group, Inc	41,340
1,800	*	MAPICS, Inc	14,544
600	*	Marketwatch.com, Inc	8,364
2,400	*	Matrixone, Inc	17,424
2,300		McGrath RentCorp	70,127
4,100	*	MedQuist, Inc	64,534
6,804	*	Memberworks, Inc	237,596
5,400	*	Mentor Graphics Corp	96,228
6,800	*	Micromuse, Inc	53,040
2,100	*	MicroStrategy, Inc	111,930
700	*	Midway Games, Inc	5,096
16,100	*	Mindspeed Technologies,
		Inc	105,133
4,090	*	Mobius Management
		Systems, Inc	37,342
22,100	*	MPS Group, Inc	245,752
2,100	*	MRO Software, Inc	24,402
2,700	*	MSC.Software Corp	23,787
5,900	*	National Processing, Inc	112,100
19,821	*	NCO Group, Inc	463,217
6,900		NDCHealth Corp	187,335
415	*	Neoforma, Inc	4,511
100	*	Neoware Systems, Inc	1,027
7,224	*	NETIQ Corp	100,847

300	*	Netratings, Inc	$ 3,315
1,900	*	Netscout Systems, Inc	14,611
2,300	*	Network Equipment
		Technologies, Inc	22,954
500	*	NIC, Inc	3,020
1,200	*	Opnet Technologies, Inc	17,892
3,600	*	Opsware, Inc	27,216
662	*	Packeteer, Inc	8,738
1,136	*	PalmSource, Inc	20,641
39,867	*	Parametric Technology
		Corp	180,199
18,400	*	PC-Tel, Inc	190,072
1,100	*	PDF Solutions, Inc	12,661
1,400	*	PDI, Inc	35,406
600	*	PEC Solutions, Inc	7,932
2,700	*	Pegasus Solutions, Inc	31,536
800	*	Pegasystems, Inc	6,576
1,500	*	Portfolio Recovery
		Associates, Inc	40,410
8,668	*	QAD, Inc	115,024
300	*	Quality Systems, Inc	13,629
6,000	*	Quest Software, Inc	98,100
1,700	*	Radiant Systems, Inc	10,221
6,400	*	Radisys Corp	133,760
249	*	Redback Networks, Inc	1,569
277	*	Redback Networks, Inc
		Wts 01/02/11	1,925
263	*	Redback Networks, Inc
		Wts 01/02/11	1,815
1,000	*	Register.com, Inc	5,920
1,400		Renaissance Learning, Inc	36,890
700	*	Rent-Way, Inc	6,160
5,900	*	Retek, Inc	44,604
2,100		Rollins, Inc	54,117
400	*	Roxio, Inc	1,788
9,346	*	RSA Security, Inc	175,611
8,600	*	S1 Corp	65,360
3,333	*	SafeNet, Inc	125,121
1,600	*	SAFLINK Corp	4,928
1,400	*	Sanchez Computer
		Associates, Inc	9,156
11,508	*	Sapient Corp	69,393
500	*	Scansoft, Inc	2,795
10,104	*	Seebeyond Technology
		Corp	40,921
1,200	*	SM&A	13,212
2,300	*	Sohu.com, Inc	57,247
5,700	*	SonicWALL, Inc	50,844
1,100	*	Source Interlink Cos, Inc	13,750
8,200	*	Spherion Corp	83,886
2,100	*	SPSS, Inc	38,430
11,531		SS&C Technologies, Inc	279,857
1,000		Startek, Inc	36,340

68 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
2,700	*	Stellent, Inc	$ 20,169
750	*	Stratasys, Inc	14,273
3,800	*	SupportSoft, Inc	41,838
17,200	*	Sybase, Inc	361,028
7,232	*	Sykes Enterprises, Inc	43,030
1,200	*	Synplicity, Inc	8,640
2,592	*	Take-Two Interactive
		Software, Inc	95,334
6,580		Talx Corp	144,431
20,324	*	TeleTech Holdings, Inc	127,228
1,200	*	TheStreet.com, Inc	5,460
5,800	*	THQ, Inc	117,334
7,950	*	TIBCO Software, Inc	64,952
4,000	*	Tier Technologies, Inc
		(Class B)	42,760
2,800	*	TradeStation Group, Inc	18,844
600	*	Trizetto Group, Inc	4,650
30,100	*	Tyler Technologies, Inc	292,271
8,398	*	United Online, Inc	139,911
57,500	*	United Rentals, Inc	1,021,775
2,000	*	Universal Compression
		Holdings, Inc	65,800
17,580	*	Valueclick, Inc	189,864
400	*	Verity, Inc	5,468
12,500	*	Vignette Corp	25,875
2,300	*	VitalWorks, Inc	8,625
4,150	*	Vitria Technology, Inc	24,406
700	*	Volt Information Sciences,
		Inc	17,108
1,500	*	WebEx Communications,
		Inc	44,595
1,864	*	webMethods, Inc	17,522
2,535	*	Websense, Inc	75,061
6,400	*	Wind River Systems, Inc	70,848
1	*	Yahoo!, Inc	49

		TOTAL BUSINESS
		SERVICES	20,347,910

CHEMICALS AND ALLIED PRODUCTS—6.03%
15,900	*	Abgenix, Inc	211,311
1,700	*	Able Laboratories, Inc	33,201
2,900		Aceto Corp	45,559
3,600	*	Adolor Corp	54,108
3,100	*	Albany Molecular
		Research, Inc	49,259
27,800		Albemarle Corp	806,200
1,400	*	Alexion Pharmaceuticals,
		Inc	33,264
1,300		Allergan, Inc	109,408
7,400		Alpharma, Inc (Class A)	145,114
1,000		Arch Chemicals, Inc	28,230

2,000	*	Arena Pharmaceuticals,
		Inc	$ 13,000
1,600	*	Atherogenics, Inc	36,592
976	*	Atrix Laboratories, Inc	24,888
9,700	*	Avant Immunotherapeutics,
		Inc	24,444
2,500	*	AVI BioPharma, Inc	7,575
1,200	*	Benthley Pharmaceuticals,
		Inc	14,412
900	*	Bone Care International,
		Inc	18,000
1,800	*	Bradley Pharmaceuticals,
		Inc	45,324
3,500		Calgon Carbon Corp	26,950
11,100		Cambrex Corp	298,590
1,300	*	Cell Therapeutics, Inc	10,998
1,500	*	Chattem, Inc	38,880
1,400	*	Cima Labs, Inc	44,002
20,141	*	Collagenex
		Pharmaceuticals, Inc	268,278
2,500	*	Columbia Laboratories,
		Inc	12,375
2,700	*	Connetics Corp	59,859
100	*	Corixa Corp	640
55,400		Crompton Corp	353,452
5,400	*	Cubist Pharmaceuticals,
		Inc	49,680
13,250	*	Dade Behring Holdings,
		Inc	589,360
420	*	DEL Laboratories, Inc	13,944
200	*	Dendreon Corp	2,660
9,300		Diagnostic Products Corp	402,690
1,500	*	Digene Corp	51,540
900	*	Discovery Laboratories,
		Inc	10,971
274	*	Dov Pharmaceutical, Inc	4,252
1,000	*	Durect Corp	3,400
7,300	*	Encysive
		Pharmaceuticals, Inc	75,044
13,409	*	Enzon, Inc	206,901
11,800	*	Ethyl Corp	233,758
3,364	*	First Horizon
		Pharmaceutical	53,017
16,900	*	FMC Corp	723,658
4,100	*	Genta, Inc	43,050
6,500		Georgia Gulf Corp	195,975
40,310	*	Geron Corp	378,914
2,600		Great Lakes Chemical
		Corp	62,010
1,400	*	GTC Biotherapeutics, Inc	3,080
7,200	*	Guilford
		Pharmaceuticals, Inc	52,056

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 69

  Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
800		H.B. Fuller Co	$ 22,752
8,524	*	Hi-Tech Pharmacal Co,
		Inc	166,644
200	*	Ilex Oncology, Inc	4,784
6,700	*	IMC Global, Inc	95,810
3,214	*	Immucor, Inc	58,238
8,216	*	Immunogen, Inc	55,212
4,562	*	Immunomedics, Inc	18,476
1,700	*	Impax Laboratories, Inc	38,029
7,200	*	Indevus Pharmaceuticals,
		Inc	43,560
300		Inter Parfums, Inc	6,897
3,700	*	InterMune, Inc	72,076
2,800	*	Inverness Medical
		Innovations, Inc	51,240
4,365	*	Isis Pharmaceuticals,
		Inc	33,872
7,250	*	Kos Pharmaceuticals, Inc	295,365
4,850	*	KV Pharmaceutical Co
		(Class A)	119,116
4,100	*	Lannett Co, Inc	68,470
17,200	*	Ligand Pharmaceuticals,
		Inc (Class B)	345,720
19,900		MacDermid, Inc	700,281
11,500	*	Medarex, Inc	103,155
2,400		Meridian Bioscience, Inc	24,458
1,300	*	MGI Pharma, Inc	79,638
5,900	*	Millennium Chemicals,
		Inc	88,146
2,900		Minerals Technologies,
		Inc	165,590
5,000	*	Nabi Biopharmaceuticals	77,750
1,200		Nature’s Sunshine
		Products, Inc	17,808
2,800	*	NBTY, Inc	104,104
3,300	*	Nektar Therapeutics	71,214
800		NL Industries, Inc	11,120
11,928	*	Noven Pharmaceuticals,
		Inc	256,094
2,197	*	NPS Pharmaceuticals,
		Inc	62,724
3,500	*	Nuvelo, Inc	43,960
900		Octel Corp	26,865
2,900		Olin Corp	51,765
4,300	*	OM Group, Inc	130,720
2,100	*	Onyx Pharmaceuticals,
		Inc	84,966
2,500	*	OraSure Technologies,
		Inc	25,900
2,200	*	OSI Pharmaceuticals, Inc	84,480

7,300	*	Palatin Technologies, Inc	$ 30,441
41,000	*	Peregrine
		Pharmaceuticals, Inc	100,450
12,400	*	PolyOne Corp	82,460
2,100	*	Pozen, Inc	29,022
5,288	*	Praecis Pharmaceuticals,
		Inc	31,252
200		Quaker Chemical Corp	5,080
14,900	*	Quidel Corp	98,191
804	*	Revlon, Inc (Class A)	2,227
1,800	*	Salix Pharmaceuticals Ltd	52,236
4,824	*	Sciclone
		Pharmaceuticals, Inc	26,050
2,600	*	Serologicals Corp	53,040
1,110	*	Sirna Therapeutics, Inc	4,496
39,000	b*	Solutia, Inc	15,210
600		Stepan Co	13,704
400	*	SuperGen, Inc	5,120
4,992	*	SurModics, Inc	99,391
19,622	*	Tanox, Inc	292,172
2,300	*	Third Wave Technologies,
		Inc	10,603
17,100	*	Unifi, Inc	75,753
2,000	*	United Therapeutics Corp	47,660
7,301	*	USANA Health Sciences,
		Inc	170,332
11,000		USEC, Inc	92,950
7,066	*	Vertex Pharmaceuticals,
		Inc	66,562
2,819	*	Vicuron Pharmaceuticals,
		Inc	64,132
900	*	Virbac Corp	2,250
2,200		Wellman, Inc	18,370
2,200		West Pharmaceutical
		Services, Inc	82,280
27,200	*	WR Grace & Co	84,864
1,600	*	Zymogenetics, Inc	24,720

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	11,357,890

COAL MINING—0.55%
11,600		Arch Coal, Inc	364,124
29,500		Massey Energy Co	651,065
600	*	Westmoreland Coal Co	11,010

		TOTAL COAL MINING	1,026,199

COMMUNICATIONS—1.76%
800	*	Acme Communication,
		Inc	6,192
400	*	Beasley Broadcast
		Group, Inc (Class A)	7,040
1,100	*	Centennial
		Communications Corp	7,436

70 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
151,500	*	Charter Communications,
		Inc (Class A)	$ 713,565
34,100	*	Cincinnati Bell, Inc	138,787
100	*	Commonwealth Telephone
		Enterprises, Inc	4,101
400	*	Crown Media Holdings,
		Inc (Class A)	3,236
464		CT Communications, Inc	6,417
3,100	*	Cumulus Media, Inc
		(Class A)	61,969
1,300		D&E Communications,
		Inc	18,187
3,800	*	Digital Generation
		Systems	5,738
2,800	*	Dobson Communications
		Corp (Class A)	8,092
142	*	Emmis Communications
		Corp (Class A)	3,381
38	*	Fisher Communications,
		Inc	1,853
1,500		Golden Telecom, Inc	51,045
4,900		Gray Television, Inc	71,638
1,300		HickoryTech Corp	16,159
300	*	Hungarian Telephone &
		Cable	2,727
16,100	*	Infonet Services Corp
		(Class B)	32,039
5,400	*	Insight Communications
		Co, Inc	54,000
1,000	*	j2 Global
		Communications, Inc	22,560
1,600		Liberty Corp	74,032
2,900	*	Lightbridge, Inc	17,110
3,400	*	Lin TV Corp (Class A)	80,954
1,000	*	Lodgenet Entertainment
		Corp	19,000
2,100	*	Mastec, Inc	19,887
6,300	*	McLeodUSA, Inc (Class A)	9,387
5,200	*	Mediacom
		Communications Corp	41,704
2,000	*	Metro One
		Telecommunications,
		Inc	4,600
2,600	*	Net2Phone, Inc	13,520
5,433	*	NII Holdings, Inc (Class B)	190,318
1,500		North Pittsburgh
		Systems, Inc	30,195
5,595	*	Pegasus Communications
		Corp	214,512
1,000	*	Price Communications
		Corp	15,690

9,700	*	Primus
		Telecommunications
		Group	$ 81,577
19,966	*	PTEK Holdings, Inc	183,488
5,200	*	RCN Corp	1,508
3,200	*	Regent Communications,
		Inc	20,832
800		Shenandoah Telecom Co	18,280
5,400	*	Sinclair Broadcast Group,
		Inc (Class A)	67,500
1,176		SureWest
		Communications	31,505
77,116	*	Talk America Holdings,
		Inc	653,173
9,000	*	Time Warner Telecom,
		Inc (Class A)	58,770
7,000	*	Triton PCS Holdings,
		Inc (Class A)	38,430
600		Warwick Valley
		Telephone Co	15,330
5,900	*	Western Wireless Corp
		(Class A)	137,883
2,400	f*	WilTel Communications
		Group, Inc Rts	0
2,900	*	Wireless Facilities, Inc	31,929

		TOTAL COMMUNICATIONS	3,307,276

DEPOSITORY INSTITUTIONS—6.60%
1,547		1st Source Corp	38,087
900		ABC Bancorp	17,055
400		American National
		Bankshares, Inc	9,812
1,210	*	AmericanWest Bancorp	23,849
9,944		Anchor Bancorp
		Wisconsin, Inc	254,069
850		Arrow Financial Corp	25,381
500		Bancfirst Corp	27,720
600		BancTrust Financial
		Group, Inc	10,500
9,527		Bank Mutual Corp	106,607
1,500		Bank Of Granite Corp	31,005
400		Bank Of The Ozarks, Inc	11,020
5,900		BankAtlantic Bancorp,
		Inc (Class A)	100,064
4,790	*	BankUnited Financial
		Corp (Class A)	142,263
1,000		Banner Corp	29,290
7,500		Bay View Capital Corp	16,725
500		Berkshire Hills
		Bancorp, Inc	17,450
700		Bryn Mawr Bank Corp	16,030
1,100		BSB Bancorp, Inc	42,460
300		C&F Financial Corp	12,228

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 71

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
700		Camco Financial Corp	$ 11,459
1,100		Camden National Corp	35,145
1,100		Capital City Bank Group,
		Inc	45,375
600		Capital Corp of the West	23,478
1,300		Cascade Bancorp	29,861
500		Cavalry Bancorp, Inc	8,435
500		CB Bancshares, Inc	34,945
488		CCBT Financial Cos, Inc	18,007
1,200		Center Financial Corp	18,888
880	*	Central Coast Bancorp	16,166
1,300		Central Pacific Financial
		Corp	38,727
300		Century Bancorp, Inc
		(Class A)	9,927
1,000		CFS Bancorp, Inc	14,650
100		Charter Financial Corp	3,937
4,429		Chemical Financial Corp	158,868
900		Citizens First Bancorp,
		Inc	21,744
700		Citizens South Banking
		Corp	9,506
900		City Bank	30,987
2,300		City Holding Co	78,890
400		CNB Financial Corp	17,396
500		Coastal Bancorp, Inc	20,675
1,078		Coastal Financial Corp	17,518
338		Columbia Bancorp	10,410
700		Columbia Bancorp
		(Oregon)	11,480
2,100		Columbia Banking
		System, Inc	58,800
375		Commercial Bankshares,
		Inc	10,170
1,066	*	Commercial Capital
		Bancorp, Inc	24,433
35,000		Commercial Federal Corp	966,000
400		Community Bank of
		North Virginia	6,820
1,800		Community Bank
		System, Inc	83,304
1,760		Community Trust
		Bancorp, Inc	58,080
4,714		Corus Bankshares, Inc	189,927
5,380		CVB Financial Corp	111,705
10,350		Dime Community
		Bancshares	210,623
500		Eastern Virginia
		Bankshares, Inc	11,515
700		ESB Financial Corp	9,800
900	*	Euronet Worldwide, Inc	17,109

600		EverTrust Financial
		Group, Inc	$ 10,944
450		Exchange National
		Bancshares, Inc	14,265
700		Farmers Capital
		Bank Corp	24,500
500		FFLC Bancorp, Inc	13,455
1,800		Fidelity Bankshares, Inc	65,970
600		Financial Institutions,
		Inc	13,752
800		First Bancorp
		(North Carolina)	25,192
1,100		First Busey Corp
		(Class A)	29,821
2,500		First Charter Corp	52,625
400		First Citizens Banc Corp	10,644
1,000		First Citizens Bancshares,
		Inc (Class A)	123,000
1,425		First Community Bancorp	53,281
880		First Community
		Bancshares, Inc	26,875
1,800		First Federal Capital Corp	38,322
300		First Federal Financial
		of Kentucky	7,890
3,900		First Financial Bancorp	72,150
300		First Financial
		Bankshares, Inc	12,021
1,800		First Financial Corp
		(Indiana)	52,758
1,700		First Financial
		Holdings, Inc	50,813
300		First M & F Corp	10,107
400		First Merchants Corp	9,620
650		First Oak Brook
		Bancshares, Inc	19,663
400		First Of Long Island Corp	20,088
8,000		First Republic Bank	308,480
2,700		First Sentinel
		Bancorp, Inc	57,105
300		First South Bancorp, Inc	11,640
100		First State Bancorp	3,086
600		First United Corp	13,824
840		Firstbank Corp	22,344
1,500		Firstfed America
		Bancorp, Inc	41,805
7,800	*	FirstFed Financial Corp	359,814
600		Flag Financial Corp	7,698
16,300		Flagstar Bancorp, Inc	418,095
2,100		Flushing Financial Corp	38,010
300		FMS Financial Corp	5,250
600		FNB Corp (Virginia)	16,518
600		FNB Corp, Inc
		(North Carolina)	12,786

72 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
436		Foothill Independent
		Bancorp	$ 9,592
400		Franklin Financial Corp	12,624
2,100		Frontier Financial Corp	72,219
400		GA Financial, Inc	14,020
400		GB&T Bancshares, Inc	11,260
2,200		Glacier Bancorp, Inc	70,950
600		Great Southern
		Bancorp, Inc	29,478
500		Greater Community
		Bancorp	8,045
600		Greene County
		Bancshares, Inc	13,458
4,000		Hancock Holding Co	123,840
1,000		Hanmi Financial Corp	26,590
2,900		Harbor Florida
		Bancshares, Inc	83,926
3,175		Harleysville National
		Corp	88,360
1,050		Heartland Financial
		U.S.A., Inc	19,551
1,100	*	Heritage Commerce Corp	14,300
500		Heritage Financial Corp	10,445
1,000		Horizon Financial Corp	18,430
4,200		Hudson River Bancorp,
		Inc	86,520
3,800		Humboldt Bancorp	75,354
564		IberiaBank Corp	33,191
300		IBT Bancorp, Inc	14,415
700		Independent Bank Corp
		(Massachusetts)	21,217
2,680		Independent Bank Corp
		(Michigan)	74,665
800		Integra Bank Corp	19,272
1,900		Irwin Financial Corp	51,262
900	*	Itla Capital Corp	44,514
300		Lakeland Bancorp, Inc	4,938
600		Lakeland Financial Corp	20,262
400		LNB Bancorp, Inc	8,248
100		LSB Bancshares, Inc	1,727
1,000		Macatawa Bank Corp	27,870
735		MainSource Financial
		Group, Inc	26,328
2,908		MB Financial, Inc	113,383
1,600		MBT Financial Corp	27,520
500		Merchants Bancshares,
		Inc	14,255
3,200		Mid-State Bancshares	75,680
400		MutualFirst Financial, Inc	9,628
900		Nara Bancorp, Inc	26,658
300		NASB Financial, Inc	11,934
400		National Bankshares, Inc	20,124

1,000		National Penn
		Bancshares, Inc	$ 31,530
700		NBC Capital Corp	18,200
6,000		NBT Bancorp, Inc	135,000
6,300		NetBank, Inc	76,923
300		Northern States
		Financial Corp	7,986
1,200		Northwest Bancorp, Inc	30,684
700		OceanFirst Financial
		Corp	17,451
28,500	*	Ocwen Financial Corp	275,595
200		Old Point Financial Corp	6,000
701		Old Second Bancorp, Inc	36,045
1,000		Omega Financial Corp	36,562
150		Oneida Financial Corp	2,100
700		PAB Bankshares, Inc	8,890
11,200		Pacific Capital Bancorp	444,304
800		Pacific Union Bank	23,480
400		Parkvale Financial Corp	11,464
700		Partners Trust Financial
		Group, Inc	23,947
800		Patriot Bank Corp	23,424
550		Peapack Gladstone
		Financial Corp	18,623
300		Pennfed Financial
		Services, Inc	10,608
760		Pennrock Financial
		Services Corp	21,736
430		Penns Woods
		Bancorp, Inc	19,384
1,045		Peoples Bancorp, Inc	29,061
900		Peoples Holding Co	30,330
9,340		PFF Bancorp, Inc	356,134
443		Provident Bancorp, Inc	5,250
12,141		Provident Bankshares
		Corp	380,985
450		Provident Financial
		Holdings	11,691
7,200		Provident Financial
		Services, Inc	134,568
3,900		R & G Financial
		Corp (Class B)	134,706
840		Republic Bancorp, Inc
		(Class A) (Kentucky)	16,355
7,720		Republic Bancorp, Inc
		(Michigan)	108,543
100		Resource Bankshares Corp	3,260
408		Royal Bancshares of
		Pennsylvania (Class A)	10,404
3,763		S & T Bancorp, Inc	113,116
1,200		S.Y. Bancorp, Inc	26,880
400		Santander Bancorp	11,000
500		SCBT Financial Corp	15,750

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 73

  Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,100		Seacoast Banking Corp
		of Florida	$ 22,770
4,600		Seacoast Financial
		Services Corp	154,100
1,400		Second Bancorp, Inc	45,220
400		Security Bank Corp	12,000
600		Shore Bancshares, Inc	19,560
500		Sierra Bancorp	7,575
5,790	*	Silicon Valley Bancshares	187,828
1,500		Simmons First
		National Corp (Class A)	41,325
1,300		Sound Federal Bancorp,
		Inc	19,110
10,200		South Financial Group,
		Inc	301,818
510		Southern Financial
		Bancorp, Inc	22,746
735		Southside Bancshares,
		Inc	13,678
500		Southwest Bancorp, Inc	8,650
800		State Bancorp, Inc	19,280
500		State Financial Services
		Corp (Class A)	14,145
12,900		Staten Island Bancorp,
		Inc	320,952
975		Sterling Bancorp	28,421
5,900		Sterling Bancshares, Inc	79,001
2,375		Sterling Financial Corp
		(Pennsylvania)	61,061
500		Summit Bancshares, Inc	15,050
700	*	Sun Bancorp, Inc
		(New Jersey)	17,703
500		Sun Bancorp, Inc
		(Pennsylvania)	9,750
300		Taylor Capital Group, Inc	6,915
3,600		Texas Regional
		Bancshares, Inc
		(Class A)	153,180
4,300		TierOne Corp	101,007
100		Trico Bancshares	3,738
2,500		Trust Co Of New Jersey	103,775
400		U.S.B. Holding Co, Inc	9,816
1,800		UCBH Holdings, Inc	72,072
4,600		UMB Financial Corp	233,220
5,600		Umpqua Holdings Corp	113,064
600		Union Bankshares Corp	19,362
2,500		United Community
		Banks, Inc	89,100
2,900		United Community
		Financial Corp	37,787
600		United Securities
		Bancshares	15,870

400		United Security
		Bancshares (California)	$ 9,880
2,600		Unizan Financial Corp	64,558
500	*	Virginia Commerce
		Bancorp	14,950
800		Virginia Financial
		Group, Inc	27,800
4,240		W Holding Co, Inc	79,246
200		Warwick Community
		Bancorp	6,700
500		Washington Trust
		Bancorp, Inc	13,200
735		Wayne Bancorp, Inc	17,199
2,300		Wesbanco, Inc	69,805
100		West Bancorporation	1,690
1,600		West Coast Bancorp	36,400
405	*	Western Sierra Bancorp	17,800
2,200		Willow Grove Bancorp,
		Inc	39,380
1,212		Wintrust Financial Corp	58,940
600		WSFS Financial Corp	30,102
700		Yadkin Valley Bank
		and Trust Co	11,725

		TOTAL DEPOSITORY
		INSTITUTIONS	12,434,632

EATING AND DRINKING PLACES—1.50%
6,300		Bob Evans Farms, Inc	204,372
12,300	*	CEC Entertainment, Inc	426,810
18,500	*	CKE Restaurants, Inc	183,150
1,700	*	Dave & Buster’s, Inc	25,585
1,700		IHOP Corp	58,548
21,300	*	Jack In The Box, Inc	531,861
3,500		Landry’s Restaurants, Inc	104,405
7,475		Lone Star Steakhouse &
		Saloon, Inc	218,195
1,288	*	O’Charley’s, Inc	23,506
1,300	*	P.F. Chang’s China
		Bistro, Inc	65,403
16,800	*	Papa John’s International,
		Inc	568,512
1,397	*	Rare Hospitality
		International, Inc	38,767
7,900	*	Ryan’s Family Steak
		Houses, Inc	135,169
3,161	*	Sonic Corp	108,359
4,300	*	The Steak N Shake Co	82,775
4,000		Triarc Cos (Class B)	43,840

		TOTAL EATING AND
		DRINKING PLACES	2,819,257

74 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

EDUCATIONAL SERVICES—0.06%
900	*	Learning Tree
		International, Inc	$ 14,301
800		Strayer Education, Inc	93,576

		TOTAL EDUCATIONAL
		SERVICES	107,877

ELECTRIC, GAS, AND SANITARY SERVICES—2.83%
20,400	*	Allegheny Energy, Inc	279,684
26,700	*	Aquila, Inc	125,757
3,099		Atmos Energy Corp	79,241
14,200		Avista Corp	268,664
2,800		Black Hills Corp	89,236
1,300		Cascade Natural Gas
		Corp	28,327
2,000	*	Casella Waste Systems,
		Inc (Class A)	29,080
1,700		Central Vermont Public
		Service Corp	38,250
3,200		CH Energy Group, Inc	157,088
700		Chesapeake Utilities Corp	17,934
700	*	Clean Harbors, Inc	5,187
9,700	*	CMS Energy Corp	86,815
500		Connecticut Water
		Service, Inc	14,150
800	*	Duratek, Inc	12,728
8,300	*	El Paso Electric Co	114,872
2,900		Empire District Electric Co	65,685
6,500		Energen Corp	268,125
400		EnergySouth, Inc	13,964
8,400		Idacorp, Inc	251,160
2,200		Laclede Group, Inc	66,660
2,400		MGE Energy, Inc	74,040
133		Middlesex Water Co	2,753
3,600		New Jersey Resources
		Corp	136,080
3,000		Northwest Natural Gas Co	93,750
12,500		NUI Corp	211,375
3,600		Otter Tail Corp	95,112
6,100		PNM Resources, Inc	183,305
1,500		Resource America, Inc
		(Class A)	27,750
2,200		SEMCO Energy, Inc	12,452
7,000	*	Sierra Pacific Resources	51,800
600		SJW Corp	20,796
1,300		South Jersey Industries,
		Inc	53,183
400	*	Southern Union Co	7,580
5,200		Southwest Gas Corp	121,680
17,100		UIL Holdings Corp	823,707
12,800		Unisource Energy Corp	314,496
4,400	*	Waste Connections, Inc	175,120

43,500		Westar Energy, Inc	$ 911,760

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	5,329,346

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.60%
2,600	*	Actel Corp	58,838
3,358	*	Advanced Energy
		Industries, Inc	68,470
5,600	*	Aeroflex, Inc	75,376
1,700	*	Alliance Semiconductor
		Corp	12,937
4,100	*	Anaren Microwave, Inc	64,698
5,800	*	Applica, Inc	65,192
1,100		Applied Signal
		Technology, Inc	30,052
68,697	*	Arris Group, Inc	632,012
18,700	*	Artesyn Technologies, Inc	178,024
1,700	*	ATMI, Inc	44,744
11,496	*	Avanex Corp	49,663
19,700		Baldor Electric Co	452,706
1,175		Bel Fuse, Inc (Class B)	38,470
8,300	*	Benchmark Electronics,
		Inc	261,284
11,300		C&D Technologies, Inc	188,823
500	*	Catapult Communications
		Corp	8,915
9,540	*	C-COR.net Corp	133,751
600	*	Celestica, Inc	9,840
2,800	*	Centillium
		Communications, Inc	12,656
400	*	Ceradyne, Inc	14,460
1,400	*	Ceva, Inc	13,168
4,800	*	Checkpoint Systems, Inc	90,720
3,200	*	ChipPAC, Inc	25,312
5,206	*	Comtech
		Telecommunications	120,779
21,643	*	Conexant Systems, Inc	133,321
37,000	*	Corvis Corp	71,040
2,400		CTS Corp	31,296
1,000		Cubic Corp	26,000
2,450	*	Diodes, Inc	53,435
3,133	*	Ditech Communications
		Corp	52,227
1,400	*	DSP Group, Inc	36,022
1,400	*	Dupont Photomasks, Inc	32,564
1,600	*	Electro Scientific
		Industries, Inc	37,664
1,600	*	Emerson Radio Corp	6,112
1,100	*	EMS Technologies, Inc	21,241
900	*	Energy Conversion
		Devices, Inc	8,820
4,300	*	Entegris, Inc	54,438

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 75

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
39,720	*	ESS Technology, Inc	$ 582,295
3,400	*	Exar Corp	62,900
16,300	*	Finisar Corp	35,534
800		Franklin Electric Co, Inc	50,944
1,500	*	FuelCell Energy, Inc	20,340
10,100	*	Genesis Microchip, Inc	169,276
3,241	*	Genlyte Group, Inc	181,626
3,300	*	GrafTech International
		Ltd	49,335
4,500	*	Harmonic, Inc	43,425
5,600		Helix Technology Corp	135,800
2,300	*	Hexcel Corp	16,744
3,300	*	Hutchinson Technology, Inc	92,598
7,467	*	Inet Technologies, Inc	92,665
4,600	*	Innovex, Inc	31,234
1,600	*	Integrated Silicon
		Solution, Inc	28,384
2,119		Inter-Tel, Inc	63,697
27,107	*	InterVoice, Inc	457,295
1,600	*	IXYS Corp	15,040
22,000	*	Kemet Corp	315,480
8,500	*	Kopin Corp	49,130
51,700	*	Lattice Semiconductor
		Corp	451,341
1,000	*	Lifeline Systems, Inc	18,890
1,479	*	Littelfuse, Inc	55,019
1,750		LSI Industries, Inc	21,280
14,150	*	Mattson Technology, Inc	169,234
34	*	Medis Technologies Ltd	451
2,600	*	Mercury Computer
		Systems, Inc	66,300
4,000		Methode Electronics, Inc	51,600
800	*	Metrologic Instruments,
		Inc	18,720
57,000	*	Micrel, Inc	760,950
7,400	*	Microsemi Corp	101,232
2,100	*	Monolithic System
		Technology, Inc	28,119
2,950	*	Moog, Inc (Class A)	100,654
4,300	*	Mykrolis Corp	61,318
300		National Presto
		Industries, Inc	11,628
8,300	*	ON Semiconductor Corp	62,582
4,500	*	Openwave Systems, Inc	60,030
28,884	*	Oplink Communications,
		Inc	72,499
1,600	*	Optical Communication
		Products, Inc	5,264
600	*	OSI Systems, Inc	12,000
6,900		Park Electrochemical
		Corp	174,570

2,900	*	Pemstar, Inc	$ 10,585
1,300	*	Pericom Semiconductor
		Corp	14,924
14,244	*	Photronics, Inc	252,689
2,900	*	Pixelworks, Inc	49,677
17,700	*	Plantronics, Inc	647,997
4,040	*	Plexus Corp	71,872
1,700	*	Plug Power, Inc	13,124
700	*	Powell Industries, Inc	12,432
1,800	*	Power Integrations, Inc	52,794
4,600	*	Power-One, Inc	50,876
59,620	*	Powerwave Technologies,
		Inc	465,036
11,700	*	Proxim Corp (Class A)	20,709
800		Raven Industries, Inc	24,480
1,800	*	Rayovac Corp	51,480
2,800		Regal-Beloit Corp	55,944
40,420	*	RF Micro Devices, Inc	341,953
200		Richardson Electronics
		Ltd	2,422
1,200	*	Rogers Corp	64,044
500	*	SBA Communications
		Corp	1,940
1,400	*	SBS Technologies, Inc	21,644
13,300	*	Seachange International,
		Inc	203,490
28,577	*	Semtech Corp	652,413
4,500	*	Silicon Image, Inc	46,350
21,600	*	Silicon Storage
		Technology, Inc	279,504
3,552	*	Siliconix, Inc	165,630
2,800	*	Sipex Corp	17,640
6,620	*	Skyworks Solutions, Inc	77,189
34,531	*	Sonus Networks, Inc	128,110
8,516		Spectralink Corp	145,027
5,220	*	Standard Microsystems
		Corp	139,061
14,000	*	Stoneridge, Inc	201,880
8,700	*	Stratex Networks, Inc	41,325
31,200	*	Superconductor
		Technologies	71,760
900	*	Supertex, Inc	15,012
21,600	*	Sycamore Networks, Inc	88,128
7,400	*	Synaptics, Inc	129,796
6,200	*	Technitrol, Inc	116,560
15,900	*	Tekelec	263,781
2,400	*	Terayon Communication
		Systems, Inc	8,208
1,900		Thomas & Betts Corp	41,458
2,200	*	Three-Five Systems, Inc	14,410
3,979	*	Tollgrade
		Communications, Inc	63,505
12,900	*	Transmeta Corp	51,084

76 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
11,600	*	Triquint Semiconductor,
		Inc	$ 84,680
17,854	*	TTM Technologies, Inc	219,961
3,400		Turnstone Systems, Inc	418
600	*	Ulticom, Inc	6,156
3,800	*	Universal Display Corp	48,754
2,800	*	Universal Electronics, Inc	36,960
4,543	*	Valence Technology, Inc	20,216
1,500	*	Varian Semiconductor
		Equipment Associates,
		Inc	63,000
45,080	*	Verso Technologies, Inc	75,284
4,000	*	Viasat, Inc	99,520
3,600	*	Vicor Corp	44,172
833	*	Virage Logic Corp	7,704
18,100	*	Vitesse Semiconductor
		Corp	128,329
5,258	*	Westell Technologies, Inc	38,383
1,200	*	White Electronic
		Designs Corp	9,180
2,600	*	Wilson Greatbatch
		Technologies, Inc	94,328
1,000		Woodhead Industries, Inc	15,000
30,156	*	Zhone Technologies, Inc	117,307

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	14,309,788

ENGINEERING AND MANAGEMENT SERVICES—2.91%
7,180	*	aaiPharma, Inc	47,603
100	*	Advisory Board Co	3,655
20,100	*	Applera Corp
		(Celera Genomics Group)	291,651
700	*	Ariad Pharmaceuticals,
		Inc	6,622
12,200	*	Century Business
		Services, Inc	59,902
1,000	*	Charles River Associates,
		Inc	32,786
700	*	Ciphergen Biosystems,
		Inc	5,831
400	*	Cornell Cos, Inc	4,628
500	*	Corrections Corp
		of America	17,800
2,000	*	Covance, Inc	68,880
2,400	*	CuraGen Corp	14,976
100	*	CV Therapeutics, Inc	1,513
15,282	*	Decode Genetics, Inc	161,989
11,962	*	Digitas, Inc	123,089
100	*	Diversa Corp	886

4,350	*	eResearch Technology, Inc	$ 122,018
1,400	*	Exact Sciences Corp	10,878
100	*	Exelixis, Inc	855
1,600	*	Exult, Inc	9,968
1,000	*	Forrester Research, Inc	18,950
3,100	*	FTI Consulting, Inc	51,646
13,900	*	Gartner, Inc (Class A)	161,935
100	*	Gene Logic, Inc	505
7,200	*	Genencor International,
		Inc	95,832
26,000	*	Gen-Probe, Inc	868,660
1,100	*	Incyte Corp	9,141
2,500	*	Kosan Biosciences, Inc	26,425
400		Landauer, Inc	16,800
1,700	*	Lexicon Genetics, Inc	10,659
1,150	*	Luminex Corp	10,408
5,800	*	MAXIMUS, Inc	203,000
3,000	*	Maxygen, Inc	28,470
300	*	MTC Technologies, Inc	7,533
1,300	*	Myriad Genetics, Inc	21,086
3,900	*	Navigant Consulting, Inc	78,897
800	*	Newtek Business Services,
		Inc	4,160
2,300	*	Parexel International Corp	41,101
3,200	*	Per-Se Technologies, Inc	35,840
3,050	*	Pharmacopeia, Inc	61,366
3,800	*	PRG-Schultz
		International, Inc	16,720
2,378	*	Regeneration
		Technologies, Inc	26,990
600	*	Regeneron
		Pharmaceuticals, Inc	8,148
18,465	*	Repligen Corp	55,580
400	*	Research Frontiers, Inc	3,888
1,700	*	Resources Connection,
		Inc	75,002
12,100	*	Savient
		Pharmaceuticals, Inc	45,738
4,700	*	Seattle Genetics, Inc	39,762
600	*	SFBC International, Inc	17,856
7,930	*	Sourcecorp	210,145
3,800	*	Symyx Technologies, Inc	108,832
100	*	Tejon Ranch Co	3,696
9,285	*	Tetra Tech, Inc	199,256
4,021	*	Transkaryotic
		Therapies, Inc	69,000
400	*	TRC Cos, Inc	7,484
3,530	*	Tularik, Inc	86,662
66,800	*	U.S. Oncology, Inc	987,304
4,600	*	URS Corp	132,388
14,542	*	Washington Group
		International, Inc	532,383

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 77

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
4,800	*	Watson Wyatt & Co
		Holdings	$ 121,152

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	5,485,930

EXECUTIVE, LEGISLATIVE AND GENERAL—0.00%
600	*	Omega Protein Corp	4,362

		TOTAL EXECUTIVE,
		LEGISLATIVE AND
		GENERAL	4,362

FABRICATED METAL PRODUCTS—1.02%
1,000		CIRCOR International, Inc	22,600
13,900	*	Crown Holdings, Inc	129,548
700	*	Drew Industries, Inc	24,556
36,600	*	Griffon Corp	790,560
2,100	*	Intermagnetics General
		Corp	55,650
14,300	*	Jacuzzi Brands, Inc	134,134
900		Material Sciences Corp	9,900
100	*	Mobile Mini, Inc	1,730
2,300	*	NCI Building Systems,
		Inc	53,958
800	*	Raytech Corp	2,304
5,700	*	Shaw Group, Inc	61,788
4,800	*	Silgan Holdings, Inc	219,504
1,900		Simpson Manufacturing
		Co, Inc	93,005
60,600	*	Tower Automotive, Inc	305,424
1,200		Valmont Industries, Inc	23,976

		TOTAL FABRICATED METAL
		PRODUCTS	1,928,637

FOOD AND KINDRED PRODUCTS—1.14%
1,900		American Italian Pasta
		Co (Class A)	75,867
1,100	*	Boston Beer Co, Inc
		(Class A)	20,262
400		Coca-Cola Bottling Co
		Consolidated	20,420
6,000		Corn Products
		International, Inc	240,000
13,400	*	Darling International, Inc	45,560
100		Farmer Brothers Co	36,000
19,750		Flowers Foods, Inc	518,240
5,000	*	Hercules, Inc	57,400
700	*	International Multifoods
		Corp	17,304
13,200	*	Interstate Bakeries Corp	150,084

700	*	J & J Snack Foods Corp	$ 31,626
2,900		Lance, Inc	47,531
1,000	*	M&F Worldwide Corp	13,690
600		National Beverage Corp	5,712
3,700		Pilgrim’s Pride Corp	82,991
14,500	*	Ralcorp Holdings, Inc	441,235
700		Riviana Foods, Inc	19,530
5,101		Sanderson Farms, Inc	187,360
5,600		Sensient Technologies
		Corp	104,552
3,600		Topps Co, Inc	34,380

		TOTAL FOOD AND
		KINDRED PRODUCTS	2,149,744

FOOD STORES—0.53%
8,000	*	7-Eleven, Inc	121,360
200		Arden Group, Inc
		(Class A)	15,100
1,500	*	Great Atlantic & Pacific
		Tea Co, Inc	11,610
900		Ingles Markets, Inc
		(Class A)	9,636
1,600	*	Panera Bread Co
		(Class A)	62,272
4,804	*	Pantry, Inc	95,696
2,800	*	Pathmark Stores, Inc	22,344
29,700		Ruddick Corp	601,128
1,600		Weis Markets, Inc	54,000
300	*	Wild Oats Markets, Inc	3,549

		TOTAL FOOD STORES	996,695

FURNITURE AND FIXTURES—0.07%
1,000		Bassett Furniture
		Industries, Inc	19,830
800		Hooker Furniture Corp	18,592
2,600		Kimball International,
		Inc (Class B)	40,742
500	*	Select Comfort Corp	13,795
1,100		Stanley Furniture Co, Inc	42,713

		TOTAL FURNITURE AND
		FIXTURES	135,672

FURNITURE AND HOMEFURNISHINGS STORES—0.48%
2,600	*	Cost Plus, Inc	108,550
13,868	*	Electronics Boutique
		Holdings Corp	407,164
8,100	*	Gamestop Corp (Class A)	145,962
2,000		Haverty Furniture Cos, Inc	42,560
4,200	*	Intertan, Inc	58,674
200	*	Kirkland’s, Inc	3,266
1,900	*	Linens ‘n Things, Inc	67,279
700	*	Rex Stores Corp	11,018

78 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—(Continued)
5,038	*	Trans World
		Entertainment Corp	$ 47,760
100	*	Tweeter Home
		Entertainment Group,
		Inc	944
400	*	Ultimate Electronics, Inc	2,612

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	895,789

GENERAL BUILDING CONTRACTORS—0.59%
500		Beazer Homes U.S.A., Inc	52,955
5,780		Brookfield Homes Corp	202,820
400	*	Dominion Homes, Inc	15,220
1,475	*	Levitt Corp (Class A)	36,138
4,200		M/I Homes, Inc	198,576
2,600	*	Meritage Corp	193,050
3,018	*	Palm Harbor Homes, Inc	63,257
3,100	*	Perini Corp	48,825
800		Standard-Pacific Corp	48,000
200	*	Technical Olympic U.S.A.,
		Inc	6,400
5,500		Walter Industries, Inc	65,670
6,100	*	WCI Communities, Inc	152,683
300	*	William Lyon Homes, Inc	27,960

		TOTAL GENERAL BUILDING
		CONTRACTORS	1,111,554

GENERAL MERCHANDISE STORES—0.73%
7,100	*	BJ’s Wholesale Club, Inc	180,695
1,250	*	Brookstone, Inc	34,388
10,482		Casey’s General Stores,
		Inc	174,001
38,500		Dillard’s, Inc (Class A)	737,660
12,500	*	ShopKo Stores, Inc	182,750
2,100	*	Stein Mart, Inc	28,980
1,100	*	Tuesday Morning Corp	37,906

		TOTAL GENERAL
		MERCHANDISE STORES	1,376,380

HEALTH SERVICES—1.91%
5,200	*	American Healthways, Inc	126,984
16,357	*	Amsurg Corp	371,467
12,900	*	Beverly Enterprises, Inc	82,560
3,400	*	Chronimed, Inc	26,418
700	*	Corvel Corp	25,340
3,300	*	Cross Country
		Healthcare, Inc	54,945
800	*	Dynacq Healthcare, Inc	4,224
8,195	*	Enzo Biochem, Inc	137,922
3,805	*	Genesis HealthCare Corp	92,652

2,900	*	Gentiva Health Services,
		Inc	$ 44,921
8,200		Hooper Holmes, Inc	51,168
700	*	IMPAC Medical Systems,
		Inc	15,750
3,369	*	Inveresk Research
		Group, Inc	95,747
3,131	*	Kindred Healthcare, Inc	157,489
200	*	LabOne, Inc	6,080
6,800	*	LifePoint Hospitals, Inc	219,912
5,000	*	MIM Corp	38,035
700	*	National Healthcare Corp	18,200
3,010	*	NeighborCare, Inc	72,993
4,400	*	Odyssey HealthCare, Inc	82,940
755	*	Option Care, Inc	8,599
18,000	*	Pediatrix Medical
		Group, Inc	1,134,000
9,500	*	Province Healthcare Co	151,050
3,400	*	RehabCare Group, Inc	67,592
9,700		Select Medical Corp	161,990
7,400	*	Sunrise Senior Living, Inc	265,290
700	*	U.S. Physical Therapy, Inc	9,660
1,100	*	United Surgical Partners
		International, Inc	37,334
1,500	*	VistaCare, Inc (Class A)	40,530

		TOTAL HEALTH SERVICES	3,601,792

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.37%
25,500		Granite Construction, Inc	606,135
6,393	*	Insituform Technologies,
		Inc (Class A)	99,923

		TOTAL HEAVY
		CONSTRUCTION,
		EXCEPT BUILDING	706,058

HOLDING AND OTHER INVESTMENT OFFICES—8.96%
500	*	4Kids Entertainment, Inc	11,185
1,500		Acadia Realty Trust	21,165
1,300		Alabama National
		Bancorp	72,176
200	*	Alexander’s, Inc	32,000
600		Amcore Financial, Inc	17,874
3,837		American Home Mortgage
		Investment Corp	110,506
500		American Land Lease, Inc	10,215
7,400		American Mortgage
		Acceptance Co	133,570
200	*	American Realty
		Investors, Inc	1,922
9,800		AMLI Residential
		Properties Trust	276,850
6,000		Anthracite Capital, Inc	76,380

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 79

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
3,700		Anworth Mortgage
		Asset Corp	$ 51,652
4,800		Associated Estates
		Realty Corp	44,016
1,700		Bedford Property
		Investors	51,799
5,500		Brandywine Realty Trust	168,025
3,500		Brookline Bancorp, Inc	55,825
300		BRT Realty Trust	7,158
1,900		Capital Automotive REIT	67,089
1,000		Capstead Mortgage Corp	18,450
700		Cherokee, Inc	16,421
2,700		Colonial Properties Trust	110,160
21,001		Commercial Net Lease
		Realty, Inc	414,770
1,320		Community Banks, Inc	41,131
7,231		Community First
		Bankshares, Inc	232,404
1,500		Connecticut Bancshares,
		Inc	77,940
6,700		Cornerstone Realty
		Income Trust, Inc	62,645
4,800		Corporate Office
		Properties Trust	120,000
1,500		Correctional Properties
		Trust	46,200
100	*	Criimi MAE, Inc	1,115
1,600		Eastgroup Properties, Inc	56,800
4,000		Entertainment Properties
		Trust	163,640
9,300		Equity Inns, Inc	85,560
600		First Defiance Financial
		Corp	16,716
100		First Indiana Corp	2,015
28,300		First Industrial Realty
		Trust, Inc	1,117,850
3,280		First Niagara Financial
		Group, Inc	44,772
1,300		First Place Financial Corp	23,582
10,800		Fremont General Corp	330,480
12,000		Gables Residential Trust	435,000
945		German American
		Bancorp	16,112
824		Gladstone Capital Corp	18,532
800		Glenborough Realty Trust,
		Inc	17,880
23,500		Glimcher Realty Trust	636,850
2,100		Great Lakes REIT	32,508
1,150	*	Hawthorne Financial Corp	50,589
10,594		Health Care REIT, Inc	430,116

500		Heritage Property
		Investment Trust	$ 15,550
900		Highwoods Properties, Inc	23,589
1,882		Home Properties, Inc	76,692
12,100		IMPAC Mortgage
		Holdings, Inc	329,120
1,436		Investors Real Estate
		Trust	14,102
29,353		iShares Russell 2000
		Index Fund	3,451,913
100		Keystone Property Trust	2,431
7,900		Koger Equity, Inc	185,413
2,600		Kramont Realty Trust	49,140
7,700	*	La Quinta Corp	58,058
4,300		LaSalle Hotel Properties	101,480
7,900		Lexington Corporate
		Properties Trust	172,141
21,200	*	Local Financial Corp	462,160
4,200		LTC Properties, Inc	76,062
10,100		Manufactured Home
		Communities, Inc	356,530
100		MASSBANK Corp	3,977
5,700	*	Meristar Hospitality Corp	39,615
7,700		MFA Mortgage
		Investments, Inc	77,770
8,900		Mid-America Apartment
		Communities, Inc	330,457
2,400		Mission West Properties,
		Inc	31,800
17,100		National Health Investors,
		Inc	526,680
600		National Health Realty,
		Inc	11,208
31,100		Nationwide Health
		Properties, Inc	692,597
19,100		Newcastle Investment
		Corp	643,670
4,300		Novastar Financial, Inc	283,585
1,600		Omega Healthcare
		Investors, Inc	17,392
1,650		Oriental Financial
		Group, Inc	52,553
1,200		Parkway Properties, Inc	56,100
4,692		Pennsylvania Real Estate
		Investment Trust	176,701
2,400		Post Properties, Inc	69,120
6,700		Prentiss Properties Trust	247,230
350	*	Price Legacy Corp	5,968
100		PS Business Parks, Inc	4,635
900		Quaker City Bancorp, Inc	48,960
2,800		RAIT Investment Trust	82,740
4,557		Redwood Trust, Inc	283,309

80 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
1,700		Sandy Spring Bancorp,
		Inc	$ 61,676
700		Saul Centers, Inc	21,385
47,900		Senior Housing
		Properties Trust	934,050
1,200		Sizeler Property Investors	13,968
1,500		SL Green Realty Corp	71,550
2,800		Sovran Self Storage, Inc	116,956
1,200		Suffolk Bancorp	41,100
300		Summit Properties, Inc	7,155
400		Sun Communities, Inc	17,128
7,100		Susquehanna Bancshares,
		Inc	181,973
900		Tanger Factory Outlet
		Centers, Inc	40,788
4,700		Taubman Centers, Inc	118,299
560		Tompkins Trustco, Inc	25,480
1,700		Town & Country Trust	46,240
100	*	Transcontinental Realty
		Investors, Inc	1,451
2,600		U.S. Restaurant
		Properties, Inc	48,724
500		United Mobile Homes, Inc	8,055
400		Universal Health Realty
		Income Trust	13,480
500		Urstadt Biddle Properties,
		Inc (Class A)	8,250
2,300		Washington Real Estate
		Investment Trust	74,635
4,235		Waypoint Financial Corp	113,583
100		Westfield Financial, Inc	2,462
2,900		Winston Hotels, Inc	30,566

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	16,889,047

HOTELS AND OTHER LODGING PLACES—0.46%
2,861		Ameristar Casinos, Inc	96,556
2,400	*	Boca Resorts, Inc (Class A)	41,880
9,400		Boyd Gaming Corp	215,166
5,400		Choice Hotels
		International, Inc	241,596
1,400		Extended Stay America,
		Inc	27,118
1,700		Marcus Corp	29,495
5,300	*	Pinnacle Entertainment,
		Inc	73,140
8,400	*	Prime Hospitality Corp	95,592

3,400	*	Vail Resorts, Inc	$ 53,584

		TOTAL HOTELS AND OTHER
		LODGING PLACES	874,127

INDUSTRIAL MACHINERY AND EQUIPMENT—6.18%
1,300	*	Aaon, Inc	25,727
1,600	*	Actuant Corp	62,768
69,039	*	Adaptec, Inc	604,782
17,163	*	Advanced Digital
		Information Corp	195,315
500		Alamo Group, Inc	8,695
400		Ampco-Pittsburgh Corp	5,164
1,700	*	Astec Industries, Inc	27,387
700	*	ASV, Inc	21,280
2,100	*	Asyst Technologies, Inc	17,283
5,576	*	Axcelis Technologies, Inc	62,005
300		BHA Group Holdings, Inc	8,997
18,620		Black Box Corp	997,846
2,400	*	Blount International, Inc	24,000
2,100		Briggs & Stratton Corp	141,687
2,500	*	Brooks Automation, Inc	52,450
300		Cascade Corp	6,090
84,617	*	Cirrus Logic, Inc	641,397
32,462	*	Computer Network
		Technology Corp	259,696
9,600	*	Concurrent Computer
		Corp	33,120
200	*	Cray, Inc	1,326
1,903	*	Cuno, Inc	85,407
3,900	*	Dot Hill Systems Corp	39,078
2,600	*	Dril-Quip, Inc	42,744
34,820	*	Electronics For Imaging,
		Inc	855,527
1,800		Engineered Support
		Systems, Inc	87,822
14,600	*	EnPro Industries, Inc	276,232
3,900	*	Esterline Technologies
		Corp	96,915
2,400	*	FalconStor Software, Inc	17,755
1,100	*	Fargo Electronics, Inc	12,430
14,500	*	Flowserve Corp	303,775
1,600	*	Gardner Denver, Inc	43,328
112,800	*	Gateway, Inc	595,584
600	*	General Binding Corp	10,200
3,300	*	Global Power Equipment
		Group, Inc	27,786
800		Gorman-Rupp Co	20,720
300	*	Hydril	7,860
5,700	*	Hypercom Corp	45,258
3,800		IDEX Corp	165,224
2,600	*	InFocus Corp	24,310
22,600		Iomega Corp	126,334

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 81

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
5,300		JLG Industries, Inc	$ 75,790
3,000		Joy Global, Inc	84,210
1,100	*	Kadant, Inc	22,935
14,200		Kaydon Corp	390,926
2,500		Kennametal, Inc	103,175
24,700	*	Komag, Inc	454,480
6,759	*	Kulicke & Soffa
		Industries, Inc	79,215
4,000		Lennox International, Inc	74,200
5,000		Lincoln Electric Holdings,
		Inc	140,750
300		Lindsay Manufacturing Co	7,224
600		Lufkin Industries, Inc	18,810
200	*	Mestek, Inc	3,596
3,408	*	Micros Systems, Inc	153,871
4,500		Modine Manufacturing Co	117,270
2,800		Nacco Industries, Inc
		(Class A)	230,720
2,500		Nordson Corp	93,650
2,500	*	Oil States International,
		Inc	33,600
1,200	*	Omnicell, Inc	23,772
571	*	PalmOne, Inc	12,197
13,300	*	Paxar Corp	196,175
600	*	Planar Systems, Inc	8,538
7,900	*	Presstek, Inc	85,952
9,400	*	ProQuest Co	274,198
5,700	*	Quantum Corp	21,090
700		Robbins & Myers, Inc	15,085
2,000		Sauer-Danfoss, Inc	27,340
800		Schawk, Inc	10,704
3,000	*	Scientific Games Corp
		(Class A)	56,160
1,050	*	Semitool, Inc	13,377
12,222	*	Sigma Designs, Inc	87,632
24,000	*	Silicon Graphics, Inc	60,960
800	*	Simpletech, Inc	3,800
1,300		Standex International
		Corp	35,100
3,800		Stewart & Stevenson
		Services, Inc	55,556
400	b*	Surebeam Corp (Class A)	4
2,600		Tecumseh Products Co
		(Class A)	109,460
1,000		Tennant Co	39,670
2,100	*	Terex Corp	77,637
6,300		Toro Co	390,600
1,700	*	Ultratech, Inc	39,627
39,600	*	UNOVA, Inc	855,756
8,135	*	Veeco Instruments, Inc	228,187
7,800		Woodward Governor Co	497,172

6,500		York International Corp	$ 255,515

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	11,646,990

INSTRUMENTS AND RELATED PRODUCTS—6.27%
2,300	*	Aclara BioSciences, Inc	9,016
900	*	Advanced Neuromodulation
		Systems, Inc	32,481
1,160	*	Aksys Ltd	7,528
2,400	*	Alaris Medical Systems,
		Inc	44,760
2,400	*	Align Technology, Inc	45,624
3,589	*	American Medical
		Systems Holdings, Inc	95,109
1,900		Analogic Corp	86,431
7,978		Arrow International, Inc	238,462
7,300	*	Arthrocare Corp	168,703
900	*	Aspect Medical Systems,
		Inc	13,410
1,100		BEI Technologies, Inc	24,706
837	*	Biolase Technology, Inc	14,656
1,400	*	Candela Corp	19,194
700	*	Cantel Medical Corp	12,523
800	*	Cardiac Science, Inc	3,496
3,300	*	Cardiodynamics
		International Corp	20,856
1,500	*	Cepheid, Inc	13,965
1,200	*	Cerus Corp	3,996
1,200	*	Cholestech Corp	10,560
2,409	*	Closure Medical Corp	66,248
3,100		Cognex Corp	103,075
3,330	*	Coherent, Inc	87,546
1,300		Cohu, Inc	24,245
1,200	*	Cole National Corp	26,484
100	*	Conceptus, Inc	1,192
13,300	*	Concord Camera Corp	83,524
4,919	*	Conmed Corp	145,307
9,500		Cooper Cos, Inc	513,000
600	*	Credence Systems Corp	7,128
1,600	*	CTI Molecular Imaging,
		Inc	23,344
2,060	*	Cyberonics, Inc	49,358
31,429	*	Cytyc Corp	699,295
2,104		Datascope Corp	73,935
2,600	*	Dionex Corp	137,280
6,400	*	DJ Orthopedics, Inc	165,440
2,480	*	DRS Technologies, Inc	69,390
2,600		EDO Corp	62,608
1,500	*	ESCO Technologies, Inc	69,180
500	*	Exactech, Inc	9,200
1,200	*	Excel Technology, Inc	37,740

82 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
1,400	*	FEI Co	$ 30,590
4,204	*	Flir Systems, Inc	160,256
100	*	Fossil, Inc	3,335
4,500	*	Haemonetics Corp	141,525
2,300	*	Hanger Orthopedic
		Group, Inc	41,515
1,000	*	Herley Industries, Inc	18,880
2,200	*	Hologic, Inc	44,550
4,525	*	ICU Medical, Inc	137,424
900		II-VI, Inc	22,005
4,867	*	Inamed Corp	259,314
1,400	*	Input/Output, Inc	10,850
13,687	*	Integra LifeSciences
		Holding	419,096
5,200	*	Interpore International	74,776
3,720	*	Intuitive Surgical, Inc	63,240
7,100		Invacare Corp	320,494
2,000	*	Invision Technologies, Inc	99,340
800	*	Ionics, Inc	22,720
2,300	*	Itron, Inc	42,803
2,000	*	Ixia	21,640
1,000		Keithley Instruments, Inc	20,710
800	*	Kensey Nash Corp	19,720
2,244	*	Kyphon, Inc	53,654
3,300	*	Lexar Media, Inc	54,648
2,900	*	LTX Corp	43,790
300	*	Medical Action
		Industries, Inc	6,132
28,800		Mentor Corp	866,880
4,367	*	Merit Medical Systems,
		Inc	94,502
5,900		Mine Safety Appliances Co	167,324
1,771	*	MKS Instruments, Inc	42,522
11,800	*	Molecular Devices Corp	222,312
3,000		Movado Group, Inc	89,820
5,585		MTS Systems Corp	154,537
1,700	*	Novoste Corp	5,763
4,000		Oakley, Inc	59,360
3,301	*	Ocular Sciences, Inc	96,224
6,400	*	Orbital Sciences Corp	80,192
2,200	*	Orthologic Corp	17,050
1,600	*	Osteotech, Inc	10,320
2,229	*	Photon Dynamics, Inc	72,732
1,500	*	Possis Medical, Inc	42,195
600	*	Retractable Technologies,
		Inc	3,768
1,300	*	Rofin-Sinar
		Technologies, Inc	38,805
5,100		Roper Industries, Inc	246,075
7,100	*	Rudolph Technologies, Inc	132,983
2,700	*	Sola International, Inc	62,775

600	*	Sonic Solutions, Inc	$ 11,376
700	*	SonoSite, Inc	14,931
15,200	*	Staar Surgical Co	136,344
2,400	*	Star Scientific, Inc	9,912
25,200	*	Sybron Dental
		Specialties, Inc	686,700
1,000	*	Synovis Life Technologies,
		Inc	14,290
24,328	*	Techne Corp	992,826
5,100	*	Theragenics Corp	27,438
3,500	*	Therasense, Inc	94,360
15,376	*	Thoratec Corp	192,046
4,797	*	Trimble Navigation Ltd	109,995
2,200	*	TriPath Imaging, Inc	20,152
600		United Industrial Corp	11,364
3,235	*	Varian, Inc	129,950
3,900	*	Ventana Medical
		Systems, Inc	159,744
3,800	*	Viasys Healthcare, Inc	85,956
41,700	*	Visx, Inc	813,984
1,700	*	Vital Images, Inc	17,068
600		Vital Signs, Inc	20,238
5,100	*	Wright Medical Group, Inc	156,570
2,200		X-Rite, Inc	32,758
400		Young Innovations, Inc	14,036
800	*	Zoll Medical Corp	31,984
4,883	*	Zygo Corp	76,321

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	11,819,484

INSURANCE AGENTS, BROKERS AND SERVICE—0.02%
1,200		Crawford & Co (Class B)	6,096
1,700	*	USI Holdings Corp	25,143

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	31,239

INSURANCE CARRIERS—3.33%
5,100		21st Century Insurance
		Group	73,440
11,400	*	Allmerica Financial Corp	393,870
600	*	American Medical Security
		Group, Inc	16,026
107	*	American Physicians
		Capital, Inc	2,236
7,700		AmerUs Group Co	310,695
5,000	*	Argonaut Group, Inc	95,150
700		Baldwin & Lyons, Inc
		(Class B)	20,321
1,200	*	Centene Corp	36,708
1,200	*	Citizens, Inc	8,940
7,800		Commerce Group, Inc	374,400
300		Donegal Group, Inc	6,012
200		EMC Insurance Group, Inc	4,212

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 83

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
400	*	Enstar Group, Inc	$ 18,456
200	*	Financial Industries Corp	2,652
700		Great American Financial
		Resources, Inc	11,032
3,234		Harleysville Group, Inc	60,217
6,900	*	HealthExtras, Inc	79,212
1,700		Horace Mann Educators
		Corp	26,724
400		Independence Holding Co	12,324
1,600		Infinity Property &
		Casualty Corp	50,288
400		Kansas City Life
		Insurance Co	17,116
21,800		Landamerica Financial
		Group, Inc	986,668
800		Midland Co	19,960
300	*	National Western Life
		Insurance Co (Class A)	44,337
800	*	Navigators Group, Inc	23,024
400		NYMAGIC, Inc	10,120
3,100	*	Philadelphia Consolidated
		Holding Corp	179,800
23,200		Phoenix Cos, Inc	311,112
600	*	Pico Holdings, Inc	9,858
2,100	*	PMA Capital Corp
		(Class A)	12,747
1,135		Presidential Life Corp	17,002
1,300	*	ProAssurance Corp	45,500
6,100		RLI Corp	235,460
900		Safety Insurance Group,
		Inc	17,100
7,100		Selective Insurance
		Group, Inc	248,997
24,700	*	Sierra Health Services,
		Inc	899,080
1,200		State Auto Financial Corp	30,972
12,600		Stewart Information
		Services Corp	495,180
500	*	Triad Guaranty, Inc	26,375
47,000	*	UICI	693,720
600		United Fire & Casualty Co	25,361
500	*	Universal American
		Financial Corp	6,000
7,900		Zenith National
		Insurance Corp	309,680

		TOTAL INSURANCE
		CARRIERS	6,268,084

JUSTICE, PUBLIC ORDER AND SAFETY—0.01%
900	*	Geo Group, Inc	$ 20,700

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	20,700

LEATHER AND LEATHER PRODUCTS—0.31%
2,600		Brown Shoe Co, Inc	94,718
2,300		K-Swiss, Inc (Class A)	56,281
700	*	Steven Madden Ltd	13,972
300		Weyco Group, Inc	10,983
16,900		Wolverine World Wide, Inc	407,797

		TOTAL LEATHER AND
		LEATHER PRODUCTS	583,751

LEGAL SERVICES—0.03%
2,200	*	Pre-Paid Legal Services,
		Inc	53,856

		TOTAL LEGAL SERVICES	53,856

LUMBER AND WOOD PRODUCTS—0.23%
600		American Woodmark Corp	39,876
22,500	*	Champion Enterprises,
		Inc	238,500
1,500		Deltic Timber Corp	53,220
800	*	Modtech Holdings, Inc	5,928
700		Skyline Corp	26,999
2,500		Universal Forest Products,
		Inc	77,150

		TOTAL LUMBER AND WOOD
		PRODUCTS	441,673

METAL MINING—0.21%
400	*	Cleveland-Cliffs, Inc	26,172
38,100	*	Coeur D’alene Mines Corp	266,700
1,600		Royal Gold, Inc	28,336
4,930	*	Stillwater Mining Co	77,401

		TOTAL METAL MINING	398,609

MISCELLANEOUS MANUFACTURING INDUSTRIES—1.00%
51,200		Callaway Golf Co	971,776
1,400	*	Daktronics, Inc	31,598
75	*	Jakks Pacific, Inc	1,125
25,700	*	K2, Inc	411,971
405		Kronos Worldwide, Inc	12,267
600	*	Lydall, Inc	6,120
3,900		Nautilus Group, Inc	61,425
1,400	*	Oneida Ltd	3,430
900		Penn Engineering &
		Manufacturing Corp	15,273
600	*	RC2 Corp	16,500
1,200	*	Shuffle Master, Inc	55,788
400	*	Steinway Musical
		Instruments, Inc	12,820

84 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES—(Continued)
10,700	*	Yankee Candle Co, Inc	$ 295,106

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	1,895,199

MISCELLANEOUS RETAIL—1.60%
1,900	*	1-800-Flowers.com, Inc
		(Class A)	18,183
500	*	AC Moore Arts & Crafts,
		Inc	13,500
700	*	Big 5 Sporting Goods Corp	17,675
3,600		Cash America
		International, Inc	82,980
1,150	*	Coldwater Creek, Inc	24,518
2,200	*	Dick’s Sporting Goods, Inc	127,908
11,100	*	Drugstore.com, Inc	59,718
4,400	*	Duane Reade, Inc	74,536
600	*	Finlay Enterprises, Inc	10,806
1,700		Friedman’s, Inc (Class A)	9,860
700	*	Galyans Trading Co, Inc	7,042
600		Hancock Fabrics, Inc	9,534
850	*	Hibbett Sporting Goods,
		Inc	32,419
300	*	Jill (J.) Group, Inc	6,156
2,040	*	Jo-Ann Stores, Inc	57,222
38,700		Longs Drug Stores Corp	728,721
900	*	Overstock.com, Inc	27,792
700	*	PC Connection, Inc	5,523
8,346	*	Petco Animal Supplies,
		Inc	235,190
7,299	*	Priceline.com, Inc	196,781
2,810	*	Sports Authority, Inc	112,625
3,900		Stamps.com, Inc	23,361
1,300	*	Systemax, Inc	6,864
1,200	*	Valuevision International,
		Inc (Class A)	18,420
600	*	Whitehall Jewellers, Inc	5,484
1,200		World Fuel Services Corp	44,076
17,120	*	Zale Corp	1,053,736

		TOTAL MISCELLANEOUS
		RETAIL	3,010,630

MOTION PICTURES—0.54%
3,600	*	AMC Entertainment, Inc	55,260
3,252	*	Avid Technology, Inc	150,015
200	*	Carmike Cinemas, Inc	7,454
25,326	*	Hollywood Entertainment
		Corp	343,421
1,500		Movie Gallery, Inc	29,385
12,349	*	NetFlix, Inc	421,348
1,000	*	Reading International, Inc	6,850

		TOTAL MOTION PICTURES	1,013,733

NONDEPOSITORY INSTITUTIONS—1.69%
1,914	*	Accredited Home Lenders
		Holding Co	$ 75,412
2,300		Advanta Corp (Class A)	38,548
6,300		CharterMac	156,114
14,197	*	CompuCredit Corp	300,125
4,156	*	Credit Acceptance Corp	78,922
900	b*	DVI, Inc	50
1,400	*	E-Loan, Inc	4,354
5,200	*	Federal Agricultural
		Mortgage Corp
		(Class C)	136,292
4,800	*	Financial Federal Corp	160,464
2,540		MCG Capital Corp	51,283
500		Medallion Financial Corp	4,325
3,100	*	Metris Cos, Inc	24,924
22,711		New Century Financial
		Corp	1,102,846
5,270	*	Saxon Capital, Inc	149,721
300	*	United PanAm Financial
		Corp	4,797
2,500		Westcorp	110,175
12,900	*	WFS Financial, Inc	558,828
11,208	*	World Acceptance Corp	218,668

		TOTAL NONDEPOSITORY
		INSTITUTIONS	3,175,848

NONMETALLIC MINERALS, EXCEPT FUELS—0.03%
2,700		Amcol International Corp	47,115

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	47,115

OIL AND GAS EXTRACTION—2.71%
2,500		Berry Petroleum Co
		(Class A)	68,200
26,600		Cabot Oil & Gas Corp
		(Class A)	812,896
6,500	*	Cimarex Energy Co	187,850
960	*	Clayton Williams Energy,
		Inc	33,312
3,500	*	Comstock Resources, Inc	69,545
3,800	*	Denbury Resources, Inc	64,068
100	*	Forest Oil Corp	2,525
30,704	*	Global Industries Ltd	179,618
6,000	*	Hanover Compressor Co	72,540
4,500	*	Harvest Natural
		Resources, Inc	65,745
1,788	*	Horizon Offshore, Inc	5,418
2,100	*	Houston Exploration Co	93,933
5,200	*	KCS Energy, Inc	55,640

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 85

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
19,700	*	Magnum Hunter
		Resources, Inc	$ 199,758
2,100	*	McMoRan Exploration Co	31,080
20,000	*	Meridian Resource Corp	120,400
1,800	*	Newpark Resources, Inc	9,360
13,200	*	Nuevo Energy Co	429,792
13,900	*	Oceaneering International,
		Inc	423,255
10,400	*	Parker Drilling Co	43,368
18,500		Patina Oil & Gas Corp	485,625
900		Penn Virginia Corp	54,540
3,000	*	Petroleum Development
		Corp	85,950
4,600	*	Plains Exploration &
		Production Co	85,744
763	*	Prima Energy Corp	26,362
500	*	Quicksilver Resources, Inc	19,380
7,100		Range Resources Corp	86,123
100	*	Remington Oil & Gas Corp	1,975
900		RPC, Inc	10,026
1,700	*	Seacor Smit, Inc	69,836
2,100	*	Southwestern Energy Co	50,652
2,000	*	Spinnaker Exploration Co	71,840
1,900		St. Mary Land &
		Exploration Co	63,517
8,200	*	Stone Energy Corp	405,572
10,300	*	Superior Energy Services,
		Inc	103,824
1,900	*	Swift Energy Co	35,815
1,750	*	Tetra Technologies, Inc	45,728
2,800	*	Transmontaigne, Inc	17,080
700	*	Unit Corp	19,194
5,500	*	Veritas DGC, Inc	113,850
18,100		Vintage Petroleum, Inc	265,346
1,000	*	W-H Energy Services, Inc	14,470

		TOTAL OIL AND GAS
		EXTRACTION	5,100,752

PAPER AND ALLIED PRODUCTS—0.60%
8,000	*	Buckeye Technologies, Inc	82,880
2,900	*	Caraustar Industries, Inc	33,785
4,100		Chesapeake Corp	97,867
1,400		Glatfelter	15,736
2,700		Greif, Inc (Class A)	94,338
20,400	*	Longview Fibre Co	227,664
2,900	*	Playtex Products, Inc	20,039
700		Pope & Talbot, Inc	12,033
8,900		Potlatch Corp	362,675
1,900		Rock-Tenn Co (Class A)	27,398
3,000		Schweitzer-Mauduit
		International, Inc	96,900

4,600		Wausau-Mosinee Paper
		Corp	$ 64,814

		TOTAL PAPER AND ALLIED
		PRODUCTS	1,136,129

PERSONAL SERVICES—0.42%
4,300	*	Alderwoods Group, Inc	44,720
700		Angelica Corp	15,981
35,600	*	Coinstar, Inc	564,972
1,100		CPI Corp	20,933
3,237		G & K Services, Inc
		(Class A)	120,481
1,200		Unifirst Corp	33,096

		TOTAL PERSONAL
		SERVICES	800,183

PETROLEUM AND COAL PRODUCTS—0.41%
400		ElkCorp	10,836
6,200		Frontier Oil Corp	120,156
1,400	*	Headwaters, Inc	35,868
4,200		Holly Corp	133,812
21,700	*	Tesoro Petroleum Corp	407,743
1,600		WD-40 Co	56,000

		TOTAL PETROLEUM AND
		COAL PRODUCTS	764,415

PRIMARY METAL INDUSTRIES—1.99%
10,100	*	AK Steel Holding Corp	59,287
19,300		Allegheny Technologies, Inc	233,530
6,759	*	Andrew Corp	118,283
5,700		Belden, Inc	108,129
14,300	*	Brush Engineered
		Materials, Inc	289,861
36,200	*	Cable Design
		Technologies Corp	343,176
19,700		Carpenter Technology
		Corp	647,736
1,300	*	Century Aluminum Co	36,699
46,700	*	CommScope, Inc	777,555
2,700		Curtiss-Wright Corp	126,549
1,000	*	Encore Wire Corp	37,250
31,200	*	General Cable Corp	230,256
500		Gibraltar Steel Corp	12,290
1,500	*	Liquidmetal Technologies,
		Inc	4,785
2,900	*	Lone Star Technologies,
		Inc	51,243
1,400		Matthews International
		Corp (Class A)	46,480
3,300	*	Maverick Tube Corp	77,715
1,100		Mueller Industries, Inc	37,389
4,400		Quanex Corp	186,956

86 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—(Continued)
800	*	RTI International Metals,
		Inc	$ 12,664
2,200		Ryerson Tull, Inc	28,798
1,350		Schnitzer Steel
		Industries, Inc
		(Class A)	43,281
2,100	*	Steel Dynamics, Inc	52,038
3,100		Texas Industries, Inc	112,065
5,100		Tredegar Corp	74,613

		TOTAL PRIMARY METAL
		INDUSTRIES	3,748,628

PRINTING AND PUBLISHING—1.11%
9,600	*	American Greetings Corp
		(Class A)	218,592
4,100		Banta Corp	189,789
1,600		Bowne & Co, Inc	27,360
2,300	*	Consolidated Graphics, Inc	88,435
600		Courier Corp	26,850
250		CSS Industries, Inc	8,313
1,600		Ennis Business Forms, Inc	26,784
26,800		Harland (John H.) Co	834,016
11,800		Hollinger International, Inc	233,640
1,300	*	Information Holdings, Inc	26,806
8,200	*	Journal Register Co	171,380
2,800	*	Mail-Well, Inc	12,516
1,300		New England Business
		Services, Inc	44,005
22,700	*	Primedia, Inc	61,290
300		Pulitzer, Inc	14,475
1,100		Standard Register Co	17,633
3,000		Thomas Nelson, Inc	81,660

		TOTAL PRINTING AND
		PUBLISHING	2,083,544

RAILROAD TRANSPORTATION—0.08%
1,800		Florida East Coast
		Industries	64,476
900	*	Genesee & Wyoming, Inc
		(Class A)	22,230
4,100	*	Kansas City Southern
		Industries, Inc	56,990

		TOTAL RAILROAD
		TRANSPORTATION	143,696

REAL ESTATE—0.16%
123	*	Avatar Holdings, Inc	4,611
600		Consolidated-Tomoka
		Land Co	22,272
1,300	*	Jones Lang LaSalle, Inc	33,423
2,000	*	Orleans Homebuilders, Inc	48,100
14,424	*	Stewart Enterprises, Inc
		(Class A)	104,862

625	*	Tarragon Realty
		Investors, Inc	$ 8,906
5,400	*	Trammell Crow Co	75,762
200		United Capital Corp	4,376

		TOTAL REAL ESTATE	302,312

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.64%
1,300		Bandag, Inc	64,701
13,900		Cooper Tire & Rubber Co	280,085
55,400	*	Goodyear Tire & Rubber Co	473,116
200	*	Gundle/SLT
		Environmental, Inc	3,684
1,300	*	Jarden Corp	46,163
1,100		Myers Industries, Inc	13,530
300		Quixote Corp	6,309
1,202		Schulman (A.), Inc	23,619
4,000		Spartech Corp	99,600
9,000		Tupperware Corp	160,290
2,700	*	Vans, Inc	39,960

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	1,211,057

SECURITY AND COMMODITY BROKERS—1.15%
20,700	*	Affiliated Managers
		Group, Inc	1,129,806
3,800		First Albany Cos, Inc	52,592
300		Gabelli Asset
		Management, Inc
		(Class A)	12,084
38,900	*	Investment Technology
		Group, Inc	595,170
16,463	*	Knight Trading Group, Inc	208,422
300		Sanders Morris Harris
		Group, Inc	3,591
9,000		SWS Group, Inc	161,190
200		Value Line, Inc	10,546

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,173,401

SOCIAL SERVICES—0.02%
800	*	Bright Horizons Family
		Solutions, Inc	37,728

		TOTAL SOCIAL SERVICES	37,728

SPECIAL TRADE CONTRACTORS—0.57%
7,809	*	Bookham Technology plc
		(Spon ADR)	17,024
8,500	*	Dycom Industries, Inc	225,420
1,700	*	EMCOR Group, Inc	62,390
46,400	*	Integrated Electrical
		Services, Inc	521,536
2,000	*	Matrix Service Co	27,060

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 87

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

SPECIAL TRADE CONTRACTORS— (Continued)
21,400	*	Quanta Services, Inc	$ 151,512
1,300		Roto-Rooter, Inc	65,715

		TOTAL SPECIAL TRADE
		CONTRACTORS	1,070,657

STONE, CLAY, AND GLASS PRODUCTS—0.48%
8,100		Ameron International
		Corp	273,213
2,500		Apogee Enterprises, Inc	30,825
2,300	*	Cabot Microelectronics
		Corp	97,152
400		CARBO Ceramics, Inc	25,180
5,600		Eagle Materials, Inc	329,560
2,000		Libbey, Inc	51,860
5,100	b*	USG Corp	89,199

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	896,989

TEXTILE MILL PRODUCTS—0.09%
4,600		Albany International
		Corp (Class A)	123,694
200	*	Hampshire Group Ltd	6,096
6,100	*	Interface, Inc (Class A)	48,495

		TOTAL TEXTILE MILL
		PRODUCTS	178,285

TOBACCO PRODUCTS—0.12%
4,400		Universal Corp (Virginia)	223,608

		TOTAL TOBACCO
		PRODUCTS	223,608

TRANSPORTATION BY AIR—1.22%
5,900	*	Airtran Holdings, Inc	70,092
3,200	*	Alaska Air Group, Inc	78,912
5,200	*	America West Holdings
		Corp (Class B)	49,556
17,000	*	AMR Corp	216,410
15,554	*	Atlantic Coast Airlines
		Holdings, Inc	113,078
18,300	*	Continental Airlines,
		Inc (Class B)	229,299
45,100	*	ExpressJet Holdings, Inc	561,044
2,100	*	Forward Air Corp	69,027
7,598	*	Frontier Airlines, Inc	79,171
2,300	*	MAIR Holdings, Inc	21,022
26,615	*	Mesa Air Group, Inc	219,840
46,773	*	Northwest Airlines Corp	472,875
1,700	*	Offshore Logistics, Inc	39,185
400	*	Petroleum Helicopters
		(Vote)	9,880

3,600		Skywest, Inc	$ 69,264

		TOTAL TRANSPORTATION
		BY AIR	2,298,655

TRANSPORTATION EQUIPMENT—1.31%
20,600	*	AAR Corp	252,968
2,400	*	Aftermarket Technology
		Corp	35,256
2,500		Arctic Cat, Inc	63,725
2,700		Clarcor, Inc	119,205
800		Coachmen Industries, Inc	13,344
800	*	Ducommun, Inc	18,696
1,500	*	Dura Automotive Systems,
		Inc	19,935
1,100	*	Fairchild Corp (Class A)	5,478
3,400		Federal Signal Corp	67,490
4,100	*	Fleetwood Enterprises, Inc	50,348
2,300		GenCorp, Inc	24,909
1,300		Heico Corp	20,397
2,400		Kaman Corp (Class A)	35,832
900		Marine Products Corp	12,591
2,300		Monaco Coach Corp	61,640
1,700		shkosh Truck Corp	94,690
200	*	Sequa Corp (Class A)	9,880
100	*	Sports Resorts
		International, Inc	391
300		Standard Motor Products,
		Inc	4,704
400	*	Strattec Security Corp	25,308
6,000	*	Teledyne Technologies, Inc	112,200
13,800	*	Tenneco Automotive, Inc	175,122
3,300		Thor Industries, Inc	88,638
3,700		Trinity Industries, Inc	102,860
1,400	*	Triumph Group, Inc	46,270
23,600		Visteon Corp	225,852
1,500	*	Wabash National Corp	35,400
3,900		Wabtec Corp	55,536
22,200		Winnebago Industries, Inc	691,974

		TOTAL TRANSPORTATION
		EQUIPMENT	2,470,639

TRANSPORTATION SERVICES—0.20%
500		Ambassadors Group, Inc	12,365
300		Ambassadors
		International, Inc	3,915
3,525	*	EGL, Inc	63,309
8,200		GATX Corp	181,794
2,800	*	Pacer International, Inc	61,712
4,400	*	RailAmerica, Inc	53,020

		TOTAL TRANSPORTATION
		SERVICES	376,115

88 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

TRUCKING AND WAREHOUSING—0.59%
6,695		Arkansas Best Corp	$ 179,359
175	*	Covenant Transport, Inc
		(Class A)	3,155
4,400		Heartland Express, Inc	100,232
11,000	*	Landstar System, Inc	450,340
500	*	Old Dominion Freight Line	16,850
300	*	P.A.M. Transportation
		Services	5,190
2,600	*	SCS Transportation, Inc	56,680
500	*	U.S. Xpress Enterprises,
		Inc (Class A)	7,105
1,700		USF Corp	58,174
7,097	*	Yellow Roadway Corp	238,956

		TOTAL TRUCKING AND
		WAREHOUSING	1,116,041

WATER TRANSPORTATION—0.23%
5,600		Alexander & Baldwin, Inc	185,248
700	*	Gulfmark Offshore, Inc	10,997
2,100	*	Kirby Corp	70,959
700		Maritrans, Inc	10,997
3,900		Overseas Shipholding
		Group, Inc	142,350
1,100	*	Seabulk International, Inc	9,790

		TOTAL WATER
		TRANSPORTATION	430,341

WHOLESALE TRADE-DURABLE GOODS—2.15%
500	*	1-800 Contacts, Inc	8,805
900		Action Performance Cos,
		Inc	13,743
878		Agilysys, Inc	10,448
1,200	*	Alliance Imaging, Inc	4,680
9,500		Anixter International, Inc	268,375
1,900		Applied Industrial
		Technologies, Inc	43,168
1,800	*	Audiovox Corp (Class A)	36,000
1,800	*	Aviall, Inc	27,360
6,184	*	BioVeris Corp	73,280
1,900	*	Boyds Collection Ltd	4,769
6,900		Commercial Metals Co	219,696
800	*	Compucom Systems, Inc	4,392
1,200	*	Department 56, Inc	17,736
1,443	*	Global Imaging Systems,
		Inc	47,936
24,900		Handleman Co	596,106
18,200		Hughes Supply, Inc	953,680
2,100	*	Imagistics International,
		Inc	92,505
14,638	*	Insight Enterprises, Inc	281,782
750	*	Insurance Auto Auctions,
		Inc	10,898

100	*	Keystone Automotive
		Industries, Inc	$ 2,736
500		Lawson Products, Inc	16,305
2,200		Owens & Minor, Inc	55,660
5,600		Pep Boys-Manny Moe &
		Jack	155,400
3,600		Pomeroy IT Solutions, Inc	52,200
5,100	*	PSS World Medical, Inc	57,069
8,800		Reliance Steel &
		Aluminum Co	309,320
14,700	*	Safeguard Scientifics, Inc	54,684
888	*	Scansource, Inc	42,571
3,150	*	SCP Pool Corp	117,369
1,444	*	TBC Corp	42,410
12,800		Watsco, Inc	371,200
1,600	*	WESCO International, Inc	23,840
1,900	*	Zoran Corp	32,984

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	4,049,107

WHOLESALE TRADE-NONDURABLE GOODS—1.48%
19,200		Acuity Brands, Inc	458,496
300	*	Allscripts Healthcare
		Solutions, Inc	2,910
300	*	Central European
		Distribution Corp	9,702
38,700	*	Chiquita Brands
		International, Inc	806,895
3,600		D&K Healthcare
		Resources, Inc	36,900
1,400		DIMON, Inc	9,940
5,500		Getty Realty Corp	146,135
300	*	Green Mountain
		Coffee, Inc	6,048
300	*	Hain Celestial Group, Inc	6,627
400	*	Maui Land & Pineapple Co	13,864
7,900	*	Men’s Wearhouse, Inc	209,903
1,100		Nash Finch Co	26,048
6,800		Nu Skin Enterprises, Inc
		(Class A)	137,020
10,855		Perrigo Co	217,643
300	*	Perry Ellis International,
		Inc	8,247
5,600	*	Plains Resources, Inc	101,808
1,796	*	Priority Healthcare Corp
		(Class B)	38,237
3,300		Russell Corp	60,258
2,300	*	School Specialty, Inc	81,811
1,200	*	Smart & Final, Inc	13,776
100		Standard Commercial
		Corp	1,855

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 89

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
6,600		Stride Rite Corp	$ 70,026
1,583	*	Tractor Supply Co	61,281
900	*	United Natural Foods, Inc	43,281
4,979	*	United Stationers, Inc	209,616
700		Valhi, Inc	8,834

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	2,787,161

		TOTAL COMMON STOCK
		(Cost $165,845,000)	187,890,677

		TOTAL PORTFOLIO—
		99.73%
		(Cost $165,845,000)	187,890,677
		OTHER ASSETS &
		LIABILITIES, NET—
		0.27%	516,904

		NET ASSETS—100.00%	$188,407,581

*	Non-income producing
b	In bankruptcy
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

90 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement And Recreation Services	$ 76,846	0.06%
Apparel and Accessory Stores	602,912	0.45
Apparel and Other Textile Products	166,301	0.12
Auto Repair, Services and Parking	34,857	0.03
Automotive Dealers and Service Stations	152,537	0.11
Building Materials and Garden Supplies	1,674,544	1.25
Business Services	8,331,288	6.20
Chemicals and Allied Products	14,966,297	11.14
Communications	7,104,911	5.29
Depository Institutions	13,856,877	10.31
Eating and Drinking Places	704,229	0.52
Educational Services	189,442	0.14
Electric, Gas, and Sanitary Services	4,185,054	3.12
Electronic and Other Electric Equipment	10,670,193	7.94
Engineering and Management Services	758,238	0.56
Fabricated Metal Products	956,918	0.71
Food and Kindred Products	5,169,793	3.85
Food Stores	580,538	0.43
Forestry	183,400	0.14
Furniture and Fixtures	289,497	0.22
Furniture and Homefurnishings Stores	461,994	0.34
General Building Contractors	218,376	0.16
General Merchandise Stores	4,920,223	3.66
Health Services	666,575	0.50
Holding and Other Investment Offices	1,415,325	1.05
Hotels and Other Lodging Places	303,445	0.23
Industrial Machinery and Equipment	10,852,114	8.08
Instruments and Related Products	3,660,995	2.73
Insurance Agents, Brokers and Service	541,122	0.40
Insurance Carriers	7,371,644	5.49
Lumber and Wood Products	111,177	0.08
Metal Mining	452,182	0.34
Miscellaneous Manufacturing Industries	153,289	0.11
Miscellaneous Retail	1,510,444	1.12
Motion Pictures	1,624,248	1.21
Nondepository Institutions	3,460,520	2.57
Nonmetallic Minerals, Except Fuels	56,928	0.04
Oil and Gas Extraction	2,126,973	1.58

Paper and Allied Products	$ 903,760	0.67%
Personal Services	213,047	0.16
Petroleum and Coal Products	5,431,234	4.04
Primary Metal Industries	599,356	0.45
Printing and Publishing	1,032,029	0.77
Railroad Transportation	540,718	0.40
Rubber and Miscellaneous Plastics Products	371,788	0.28
Security and Commodity Brokers	3,123,484	2.33
Stone, Clay, and Glass Products	193,238	0.14
Tobacco Products	1,548,400	1.15
Transportation by Air	439,588	0.33
Transportation Equipment	3,463,768	2.58
Transportation Services	42,177	0.03
Trucking and Warehousing	998,712	0.74
Water Transportation	359,280	0.27
Wholesale Trade-Durable Goods	1,964,944	1.46
Wholesale Trade-Nondurable Goods	1,012,208	0.75

TOTAL COMMON STOCK (Cost $113,738,681)	132,799,977	98.83

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	1,039,972	0.78

TOTAL SHORT TERM INVESTMENTS (Cost $1,039,972)	1,039,972	0.78

TOTAL PORTFOLIO (Cost $114,778,653)	133,839,949	99.61
OTHER ASSETS & LIABILITIES, NET	524,473	0.39

NET ASSETS	$134,364,422	100.00%

____________________________

SHARES		VALUE

COMMON STOCK—98.83%
AMUSEMENT AND RECREATION SERVICES—0.06%
1,400	Harrah’s Entertainment,
	Inc	$ 76,846

	TOTAL AMUSEMENT AND
	RECREATION SERVICES	76,846

APPAREL AND ACCESSORY STORES—0.45%
11,400	Gap, Inc	249,888
6,600	Limited Brands, Inc	132,000
1,600	Nordstrom, Inc	63,840
6,400	TJX Cos, Inc	157,184

	TOTAL APPAREL AND
	ACCESSORY STORES	602,912

91 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.12%
1,500		Jones Apparel Group, Inc	$ 54,225
1,400		Liz Claiborne, Inc	51,366
1,300		VF Corp	60,710

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	166,301

AUTO REPAIR, SERVICES AND PARKING—0.03%
900		Ryder System, Inc	34,857

		TOTAL AUTO REPAIR,
		SERVICES AND
		PARKING	34,857

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.11%
3,400	*	Autonation, Inc	57,970
1,100	*	Autozone, Inc	94,567

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	152,537

BUILDING MATERIALS AND GARDEN SUPPLIES—1.25%
28,900		Home Depot, Inc	1,079,704
1,300		Louisiana-Pacific Corp	33,540
10,000		Lowe’s Cos	561,300

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	1,674,544

BUSINESS SERVICES—6.20%
3,000		Adobe Systems, Inc	118,290
1,500		Autodesk, Inc	47,430
7,500		Automatic Data
		Processing, Inc	315,000
2,900	*	BMC Software, Inc	56,695
12,800		Cendant Corp	312,192
1,866	*	Citrix Systems, Inc	40,343
7,400		Computer Associates
		International, Inc	198,764
2,400	*	Computer Sciences Corp	96,792
4,500	*	Compuware Corp	33,525
2,000	*	Convergys Corp	30,400
600		Deluxe Corp	24,060
3,800	*	Electronic Arts, Inc	205,048
6,200		Electronic Data
		Systems Corp	119,970
1,700		Equifax, Inc	43,894
11,307		First Data Corp	476,703
2,500	*	Fiserv, Inc	89,425
2,857		IMS Health, Inc	66,454

4,900	*	Interpublic Group Of
		Cos, Inc	$ 75,362
2,500	*	Intuit, Inc	112,200
1,100	*	Mercury Interactive Corp	49,280
136,991	d	Microsoft Corp	3,420,665
1,300	*	Monster Worldwide, Inc	34,060
1,200	*	NCR Corp	52,872
4,400	*	Novell, Inc	50,072
2,400		Omnicom Group, Inc	192,600
66,310	*	Oracle Corp	796,383
2,600	*	Parametric Technology
		Corp	11,752
4,400	*	Peoplesoft, Inc	81,356
2,000	*	Robert Half International,
		Inc	47,240
5,853	*	Siebel Systems, Inc	67,368
41,700	*	Sun Microsystems, Inc	173,472
3,700	*	SunGard Data Systems,
		Inc	101,380
3,911	*	Symantec Corp	181,079
3,900	*	Unisys Corp	55,692
5,400	*	Veritas Software Corp	145,314
8,400	*	Yahoo!, Inc	408,156

		TOTAL BUSINESS
		SERVICES	8,331,288

CHEMICALS AND ALLIED PRODUCTS—11.14%
19,800		Abbott Laboratories	813,780
2,900		Air Products &
		Chemicals, Inc	145,348
1,100		Alberto-Culver Co	48,257
1,700		Allergan, Inc	143,072
16,400	*	Amgen, Inc	953,988
1,400		Avery Dennison Corp	87,094
3,000		Avon Products, Inc	227,610
4,165	*	Biogen Idec, Inc	231,574
24,600		Bristol-Myers Squibb Co	596,058
2,438	*	Chiron Corp	107,296
2,700		Clorox Co	132,057
6,800		Colgate-Palmolive Co	374,680
11,800		Dow Chemical Co	475,304
12,700		Du Pont (E.I.) de
		Nemours & Co	536,194
900		Eastman Chemical Co	38,412
3,300		Ecolab, Inc	94,149
4,700	*	Forest Laboratories, Inc	336,614
2,800	*	Genzyme Corp	131,712
12,800		Gillette Co	500,480
500		Great Lakes Chemical
		Corp	11,925
1,100		International Flavors &
		Fragrances, Inc	39,050

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 92

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
2,900	*	King Pharmaceuticals,
		Inc	$ 48,836
14,300		Lilly (Eli) & Co	956,670
3,100	*	MedImmune, Inc	71,548
28,200		Merck & Co, Inc	1,246,158
96,720	d	Pfizer, Inc	3,390,036
2,200		PPG Industries, Inc	128,260
4,100		Praxair, Inc	152,192
16,400		Procter & Gamble Co	1,720,032
2,800		Rohm & Haas Co	111,552
18,700		Schering-Plough Corp	303,314
1,900		Sherwin-Williams Co	73,017
900		Sigma-Aldrich Corp	49,806
1,300	*	Watson Pharmaceuticals,
		Inc	55,627
16,900		Wyeth	634,595

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	14,966,297

COMMUNICATIONS—5.29%
4,000		Alltel Corp	199,560
10,100		AT&T Corp	197,657
34,600	*	AT&T Wireless Services,
		Inc	470,906
5,500	*	Avaya, Inc	87,340
23,200		BellSouth Corp	642,408
1,700		CenturyTel, Inc	46,733
7,800		Clear Channel
		Communications, Inc	330,330
22,316	*	Comcast Corp (Class A)	641,362
6,450	*	Comcast Corp (Special
		Class A)	179,826
54,000	*	Lucent Technologies, Inc	221,940
14,000	*	Nextel Communications,
		Inc (Class A)	346,220
21,100	*	Qwest Communications
		International, Inc	90,941
42,000		SBC Communications,
		Inc	1,030,680
11,500		Sprint Corp (FON Group)	211,945
13,300	*	Sprint Corp (PCS Group)	122,360
4,100	*	Univision
		Communications, Inc
		(Class A)	135,341
35,000		Verizon Communications,
		Inc	1,278,900
22,200		Viacom, Inc (Class B)	870,462

		TOTAL COMMUNICATIONS	7,104,911

DEPOSITORY INSTITUTIONS—10.31%
4,600		AmSouth Bancorp	108,146
18,400		Bank Of America Corp	1,490,032

9,800		Bank Of New York Co, Inc	$ 308,700
14,200		Bank One Corp	774,184
6,900		BB&T Corp	243,570
2,800		Charter One Financial,
		Inc	99,008
65,400		Citigroup, Inc	3,381,180
2,200		Comerica, Inc	119,504
7,130		Fifth Third Bancorp	394,788
1,600		First Tennessee National
		Corp	76,320
13,600		FleetBoston Financial
		Corp	610,640
1,900		Golden West Financial
		Corp	212,705
2,700		Huntington Bancshares,
		Inc	59,913
26,100		J.P. Morgan Chase & Co	1,094,895
5,300		KeyCorp	160,537
1,500		M & T Bank Corp	134,775
2,900		Marshall & Ilsley Corp	109,649
5,500		Mellon Financial Corp	172,095
7,739		National City Corp	275,354
1,800		North Fork Bancorp, Inc	76,176
2,800		Northern Trust Corp	130,452
3,500		PNC Financial Services
		Group, Inc	193,970
2,800		Regions Financial Corp	102,256
4,300		SouthTrust Corp	142,588
4,300		State Street Corp	224,159
3,600		SunTrust Banks, Inc	250,956
4,000		Synovus Financial Corp	97,800
24,400		U.S. Bancorp	674,660
2,400		Union Planters Corp	71,640
16,700		Wachovia Corp	784,900
21,500		Wells Fargo & Co	1,218,405
1,100		Zions Bancorp	62,920

		TOTAL DEPOSITORY
		INSTITUTIONS	13,856,877

EATING AND DRINKING PLACES—0.52%
2,000		Darden Restaurants, Inc	49,580
16,000		McDonald’s Corp	457,120
1,400		Wendy’s International,
		Inc	56,966
3,700	*	Yum! Brands, Inc	140,563

		TOTAL EATING AND
		DRINKING PLACES	704,229

EDUCATIONAL SERVICES—0.14%
2,200	*	Apollo Group, Inc
		(Class A)	189,442

		TOTAL EDUCATIONAL
		SERVICES	189,442

93 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—3.12%
7,400	*	AES Corp	$ 63,122
1,300	*	Allegheny Energy, Inc	17,823
5,400	*	Allied Waste Industries,
		Inc	71,874
2,300		Ameren Corp	106,007
5,000		American Electric Power
		Co, Inc	164,600
4,900	*	Calpine Corp	22,883
3,900		Centerpoint Energy, Inc	44,577
2,300		Cinergy Corp	94,047
3,400	*	Citizens Communications
		Co	43,996
1,900	*	CMS Energy Corp	17,005
2,900		Consolidated Edison, Inc	127,890
2,100		Constellation Energy
		Group, Inc	83,895
4,100		Dominion Resources, Inc	263,630
2,200		DTE Energy Co	90,530
11,500		Duke Energy Corp	259,900
3,800	*	Dynegy, Inc (Class A)	15,048
4,300		Edison International	104,447
7,400		El Paso Corp	52,614
2,900		Entergy Corp	172,550
4,200		Exelon Corp	289,254
4,200		FirstEnergy Corp	164,136
2,300		FPL Group, Inc	153,755
1,900		KeySpan Corp	72,618
1,500		Kinder Morgan, Inc	94,530
600		Nicor, Inc	21,138
3,100		NiSource, Inc	65,875
500		Peoples Energy Corp	22,325
5,300	*	PG&E Corp	153,541
1,100		Pinnacle West Capital
		Corp	43,285
2,300		PPL Corp	104,880
3,100		Progress Energy, Inc	145,948
3,000		Public Service Enterprise
		Group, Inc	140,940
3,000		Sempra Energy	95,400
9,300		Southern Co	283,650
2,400		TECO Energy, Inc	35,112
4,100		TXU Corp	117,506
7,200		Waste Management, Inc	217,296
6,100		Williams Cos, Inc	58,377
5,000		Xcel Energy, Inc	89,050

		TOTAL ELECTRIC, GAS,
		AND SANITARY
		SERVICES	4,185,054

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.94%
11,600	*	ADC Telecommunications,
		Inc	$ 33,640
4,400	*	Advanced Micro Devices,
		Inc	71,412
5,000	*	Altera Corp	102,250
2,500		American Power
		Conversion Corp	57,525
4,700		Analog Devices, Inc	225,647
3,900	*	Applied Micro Circuits
		Corp	22,425
3,800	*	Broadcom Corp (Class A)	148,846
5,600	*	CIENA Corp	27,832
2,300	*	Comverse Technology,
		Inc	41,722
1,100		Cooper Industries Ltd
		(Class A)	62,898
5,400		Emerson Electric Co	323,568
129,400	d	General Electric Co	3,949,288
82,300		Intel Corp	2,238,560
2,500	*	Jabil Circuit, Inc	73,575
17,000	*	JDS Uniphase Corp	69,190
4,000		Linear Technology Corp	148,080
4,400	*	LSI Logic Corp	41,096
4,200		Maxim Integrated
		Products, Inc	197,778
800		Maytag Corp	25,256
7,800	*	Micron Technology, Inc	130,338
2,322		Molex, Inc	70,566
29,700		Motorola, Inc	522,720
2,300	*	National Semiconductor
		Corp	102,189
1,800	*	Novellus Systems, Inc	57,222
2,100	*	Nvidia Corp	55,629
2,000	*	PMC-Sierra, Inc	33,940
1,000	*	Power-One, Inc	11,060
1,079	*	QLogic Corp	35,618
10,200		Qualcomm, Inc	677,484
2,100		Rockwell Collins, Inc	66,381
6,100	*	Sanmina-SCI Corp	67,161
1,800		Scientific-Atlanta, Inc	58,212
4,900	*	Tellabs, Inc	42,287
22,000		Texas Instruments, Inc	642,840
600		Thomas & Betts Corp	13,092
800		Whirlpool Corp	55,096
4,415	*	Xilinx, Inc	167,770

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	10,670,193

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 94

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—0.56%
1,300		Fluor Corp	$ 50,297
5,600		Halliburton Co	170,184
3,400		Monsanto Co	124,678
1,900		Moody’s Corp	134,520
4,800		Paychex, Inc	170,880
1,300		Quest Diagnostics, Inc	107,679

		TOTAL ENGINEERING
		AND MANAGEMENT
		SERVICES	758,238

FABRICATED METAL PRODUCTS—0.71%
700		Ball Corp	47,446
600		Crane Co	19,800
2,000		Danaher Corp	186,740
1,900		Fortune Brands, Inc	145,597
3,900		Illinois Tool Works, Inc	308,997
5,800		Masco Corp	176,552
900		Snap-On, Inc	29,106
1,000		Stanley Works	42,680

		TOTAL FABRICATED
		METAL PRODUCTS	956,918

FOOD AND KINDRED PRODUCTS—3.85%
10,300		Anheuser-Busch Cos, Inc	525,300
8,200		Archer Daniels Midland
		Co	138,334
5,200		Campbell Soup Co	141,804
31,000		Coca-Cola Co	1,559,300
5,800		Coca-Cola Enterprises,
		Inc	140,186
6,900		Conagra Foods, Inc	185,886
400		Coors (Adolph) Co
		(Class B)	27,780
4,800		General Mills, Inc	224,064
4,500		H.J. Heinz Co	167,805
1,300	*	Hercules, Inc	14,924
1,600		Hershey Foods Corp	132,560
5,200		Kellogg Co	204,048
1,700		McCormick & Co, Inc
		(Non-Vote)	56,984
3,100		Pepsi Bottling Group, Inc	92,225
21,700		PepsiCo, Inc	1,168,545
10,000		Sara Lee Corp	218,600
2,900		Wrigley (Wm.) Jr Co	171,448

		TOTAL FOOD AND
		KINDRED PRODUCTS	5,169,793

FOOD STORES—0.43%
4,700		Albertson’s, Inc	104,105
9,500	*	Kroger Co	158,080
5,600	*	Safeway, Inc	115,248
5,038	*	Starbucks Corp	190,185

1,700	*	Winn-Dixie Stores, Inc	$ 12,920

		TOTAL FOOD STORES	580,538

FORESTRY—0.14%
2,800		Weyerhaeuser Co	183,400

		TOTAL FORESTRY	183,400

FURNITURE AND FIXTURES—0.22%
2,400		Johnson Controls, Inc	141,960
2,700		Leggett & Platt, Inc	64,017
3,600		Newell Rubbermaid, Inc	83,520

		TOTAL FURNITURE AND
		FIXTURES	289,497

FURNITURE AND HOMEFURNISHINGS STORES—0.34%
3,800	*	Bed Bath & Beyond, Inc	158,688
4,100		Best Buy Co, Inc	212,052
2,500		Circuit City Stores, Inc
		(Circuit City Group)	28,250
1,900		RadioShack Corp	63,004

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	461,994

GENERAL BUILDING CONTRACTORS—0.16%
1,600		Centex Corp	86,496
600		KB Home	48,480
1,500		Pulte Homes, Inc	83,400

		TOTAL GENERAL BUILDING
		CONTRACTORS	218,376

GENERAL MERCHANDISE STORES—3.66%
1,200	*	Big Lots, Inc	17,400
5,800	*	Costco Wholesale Corp	217,848
1,000		Dillard’s, Inc (Class A)	19,160
4,500		Dollar General Corp	86,400
2,000		Family Dollar Stores, Inc	71,900
2,300		Federated Department
		Stores, Inc	124,315
3,500		J.C. Penney Co, Inc	121,730
4,300	*	Kohl’s Corp	207,819
3,500		May Department Stores
		Co	121,030
3,100		Sears Roebuck & Co	133,176
11,600		Target Corp	522,464
54,900		Wal-Mart Stores, Inc	3,276,981

		TOTAL GENERAL
		MERCHANDISE STORES	4,920,223

HEALTH SERVICES—0.50%
5,000	*	Caremark Rx, Inc	166,250
1,000	*	Express Scripts, Inc	74,590
6,300		HCA, Inc	255,906

95 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

HEALTH SERVICES—(Continued)
3,000		Health Management
		Associates, Inc
		(Class A)	$ 69,630
1,100		Manor Care, Inc	38,819
5,500	*	Tenet Healthcare Corp	61,380

		TOTAL HEALTH SERVICES	666,575

HOLDING AND OTHER INVESTMENT OFFICES—1.05%
1,400		Apartment Investment
		& Management Co
		(Class A)	43,526
5,100		Equity Office Properties
		Trust	147,339
3,600		Equity Residential	107,460
2,200		Plum Creek Timber Co,
		Inc	71,456
2,200		Prologis	78,914
2,400		Simon Property Group, Inc	140,256
3,000		SPDR Trust Series 1	339,480
11,400		Washington Mutual, Inc	486,894

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	1,415,325

HOTELS AND OTHER LODGING PLACES—0.23%
4,600		Hilton Hotels Corp	74,750
2,900		Marriott International,
		Inc (Class A)	123,395
2,600		Starwood Hotels &
		Resorts Worldwide, Inc	105,300

		TOTAL HOTELS AND
		OTHER LODGING
		PLACES	303,445

INDUSTRIAL MACHINERY AND EQUIPMENT—8.08%
9,900		3M Co	810,513
900	*	American Standard Cos,
		Inc	102,375
4,700	*	Apple Computer, Inc	127,135
21,300	*	Applied Materials, Inc	455,394
4,200		Baker Hughes, Inc	153,216
900		Black & Decker Corp	51,246
4,400		Caterpillar, Inc	347,908
87,200	*	Cisco Systems, Inc	2,050,944
500		Cummins, Inc	29,225
3,100		Deere & Co	214,861
32,500	*	Dell, Inc	1,092,650
2,600		Dover Corp	100,802
1,900		Eaton Corp	106,761
30,700	*	EMC Corp	417,827

4,900	*	Gateway, Inc	$ 25,872
38,700		Hewlett-Packard Co	883,908
2,200		Ingersoll-Rand Co
		(Class A)	148,830
21,600		International Business
		Machines Corp	1,983,744
4,400		International Game
		Technology	197,824
1,200		ITT Industries, Inc	91,596
1,600	*	Lexmark International,
		Inc	147,200
4,500	*	Network Appliance, Inc	96,525
1,600		Pall Corp	36,304
1,500		Parker Hannifin Corp	84,750
3,000		Pitney Bowes, Inc	127,830
9,900	*	Solectron Corp	54,747
2,700		Symbol Technologies, Inc	37,260
25,400		Tyco International Ltd	727,710
10,100	*	Xerox Corp	147,157

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	10,852,114

INSTRUMENTS AND RELATED PRODUCTS—2.73%
6,000	*	Agilent Technologies, Inc	189,780
2,600		Applera Corp (Applied
		Biosystems Group)	51,428
700		Bard (C.R.), Inc	68,348
700		Bausch & Lomb, Inc	41,979
7,800		Baxter International, Inc	240,942
3,200		Becton Dickinson & Co	155,136
3,300		Biomet, Inc	126,588
10,400	*	Boston Scientific Corp	440,752
3,800		Eastman Kodak Co	99,446
4,000		Guidant Corp	253,480
2,500	*	KLA-Tencor Corp	125,875
15,400		Medtronic, Inc	735,350
600	*	Millipore Corp	30,828
1,500		PerkinElmer, Inc	31,035
5,300		Raytheon Co	166,102
2,300		Rockwell Automation,
		Inc	79,741
2,200	*	St. Jude Medical, Inc	158,620
2,500		Stryker Corp	221,325
1,100		Tektronix, Inc	35,981
2,300	*	Teradyne, Inc	54,809
2,100	*	Thermo Electron Corp	59,388
1,600	*	Waters Corp	65,344
3,100	*	Zimmer Holdings, Inc	228,718

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	3,660,995

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 96

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE—0.40%
4,000		AON Corp	$ 111,640
6,700		Marsh & McLennan Cos,
		Inc	310,210
3,508	*	Medco Health Solutions,
		Inc	119,272

		TOTAL INSURANCE
		AGENTS, BROKERS
		AND SERVICE	541,122

INSURANCE CARRIERS—5.49%
3,500		ACE Ltd	149,310
1,900		Aetna, Inc	170,468
6,500		Aflac, Inc	260,910
8,900		Allstate Corp	404,594
1,300		Ambac Financial Group,
		Inc	95,914
33,100		American International
		Group, Inc	2,361,685
1,700	*	Anthem, Inc	154,088
2,400		Chubb Corp	166,896
1,800		Cigna Corp	106,236
2,000		Cincinnati Financial
		Corp	86,900
3,700		Hartford Financial
		Services Group, Inc	235,690
2,000	*	Humana, Inc	38,040
1,700		Jefferson-Pilot Corp	93,517
3,700		John Hancock Financial
		Services, Inc	161,653
2,200		Lincoln National Corp	104,104
2,400		Loews Corp	141,744
1,800		MBIA, Inc	112,860
9,600		MetLife, Inc	342,528
1,200		MGIC Investment Corp	77,076
4,100		Principal Financial
		Group	146,083
2,800		Progressive Corp	245,280
6,900		Prudential Financial, Inc	308,982
1,800		Safeco Corp	77,706
2,900		St. Paul Travelers Cos,
		Inc	116,029
1,400		Torchmark Corp	75,306
12,800		Travelers Property
		Casualty Corp
		(Class B)	221,056
7,900		UnitedHealth Group, Inc	509,076
3,500		UnumProvident Corp	51,205
2,000	*	Wellpoint Health
		Networks, Inc	227,440

1,700		XL Capital Ltd (Class A)	$ 129,268

		TOTAL INSURANCE
		CARRIERS	7,371,644

LUMBER AND WOOD PRODUCTS—0.08%
3,300		Georgia-Pacific Corp	111,177

		TOTAL LUMBER AND
		WOOD PRODUCTS	111,177

METAL MINING—0.34%
2,500		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	97,725
5,500		Newmont Mining Corp	256,465
1,200	*	Phelps Dodge Corp	97,992

		TOTAL METAL MINING	452,182

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.11%
2,300		Hasbro, Inc	50,025
5,600		Mattel, Inc	103,264

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	153,289

MISCELLANEOUS RETAIL—1.12%
5,000		CVS Corp	176,500
8,178	*	eBay, Inc	566,981
3,700	*	Office Depot, Inc	69,634
6,384		Staples, Inc	162,090
1,700		Tiffany & Co	64,889
2,500	*	Toy ‘R’ Us, Inc	42,000
13,000		Walgreen Co	428,350

		TOTAL MISCELLANEOUS
		RETAIL	1,510,444

MOTION PICTURES—1.21%
57,800	*	Time Warner, Inc	974,508
26,000		Walt Disney Co	649,740

		TOTAL MOTION PICTURES	1,624,248

NONDEPOSITORY INSTITUTIONS—2.57%
16,300		American Express Co	845,155
2,900		Capital One Financial
		Corp	218,747
2,300		Countrywide Financial
		Corp	220,570
12,300		Fannie Mae	914,505
8,700		Freddie Mac	513,822
16,200		MBNA Corp	447,606
4,700	*	Providian Financial Corp	61,570
5,700		SLM Corp	238,545

		TOTAL NONDEPOSITORY
		INSTITUTIONS	3,460,520

97 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES			VALUE

NONMETALLIC MINERALS, EXCEPT FUELS—0.04%
1,200		Vulcan Materials Co	$ 56,928

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	56,928

OIL AND GAS EXTRACTION—1.58%
3,200		Anadarko Petroleum
		Corp	165,952
4,110		Apache Corp	177,429
1,900	*	BJ Services Co	82,213
2,500		Burlington Resources, Inc	159,075
3,000		Devon Energy Corp	174,450
1,400		EOG Resources, Inc	64,246
1,200		Kerr-McGee Corp	61,800
3,800		Marathon Oil Corp	127,946
1,800	*	Nabors Industries Ltd	82,350
1,600	*	Noble Corp	61,472
4,900		Occidental Petroleum
		Corp	225,645
1,400	*	Rowan Cos, Inc	29,526
7,500		Schlumberger Ltd	478,875
4,100	*	Transocean, Inc	114,349
3,263		Unocal Corp	121,645

		TOTAL OIL AND GAS
		EXTRACTION	2,126,973

PAPER AND ALLIED PRODUCTS—0.67%
1,200		Bemis Co	31,200
1,500		Boise Cascade Corp	51,975
6,100		International Paper Co	257,786
6,400		Kimberly-Clark Corp	403,840
2,400		MeadWestvaco Corp	67,896
2,100	*	Pactiv Corp	46,725
700		Temple-Inland, Inc	44,338

		TOTAL PAPER AND ALLIED
		PRODUCTS	903,760

PERSONAL SERVICES—0.16%
2,200		Cintas Corp	95,678
2,300		H & R Block, Inc	117,369

		TOTAL PERSONAL
		SERVICES	213,047

PETROLEUM AND COAL PRODUCTS—4.04%
1,100		Amerada Hess Corp	71,808
900		Ashland, Inc	41,841
13,600		ChevronTexaco Corp	1,193,808
8,700		ConocoPhillips	607,347
83,200	d	Exxon Mobil Corp	3,460,288
900		Sunoco, Inc	56,142

		TOTAL PETROLEUM AND
		COAL PRODUCTS	5,431,234

PRIMARY METAL INDUSTRIES—0.45%
11,000		Alcoa, Inc	$ 381,590
800		Allegheny Technologies,
		Inc	9,680
1,848	*	Andrew Corp	32,340
1,500		Engelhard Corp	44,835
1,000		Nucor Corp	61,480
1,400		United States Steel Corp	52,178
900		Worthington Industries,
		Inc	17,253

		TOTAL PRIMARY METAL
		INDUSTRIES	599,356

PRINTING AND PUBLISHING—0.77%
800	*	American Greetings Corp
		(Class A)	18,216
1,100		Dow Jones & Co, Inc	52,701
3,400		Gannett Co, Inc	299,676
1,000		Knight Ridder, Inc	73,250
2,400		McGraw-Hill Cos, Inc	182,736
700		Meredith Corp	35,392
1,800		New York Times Co
		(Class A)	79,560
2,600		R.R. Donnelley & Sons
		Co	78,650
4,200		Tribune Co	211,848

		TOTAL PRINTING AND
		PUBLISHING	1,032,029

RAILROAD TRANSPORTATION—0.40%
4,700		Burlington Northern
		Santa Fe Corp	148,050
2,800		CSX Corp	84,812
5,000		Norfolk Southern Corp	110,450
3,300		Union Pacific Corp	197,406

		TOTAL RAILROAD
		TRANSPORTATION	540,718

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.28%
700		Cooper Tire & Rubber Co	14,105
1,900	*	Goodyear Tire & Rubber
		Co	16,226
3,300		Nike, Inc (Class B)	256,971
600		Reebok International Ltd	24,810
1,200	*	Sealed Air Corp	59,676

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	371,788

SECURITY AND COMMODITY BROKERS—2.33%
1,300		Bear Stearns Cos, Inc	113,984
17,200		Charles Schwab Corp	199,692

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 98

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

SHARES		VALUE

SECURITY AND COMMODITY BROKERS—(Continued)
1,400	Federated Investors, Inc
	(Class B)	$ 44,002
3,200	Franklin Resources, Inc	178,176
6,100	Goldman Sachs Group,
	Inc	636,535
2,800	Janus Capital Group, Inc	45,864
3,500	Lehman Brothers
	Holdings, Inc	290,045
12,300	Merrill Lynch & Co, Inc	732,588
13,900	Morgan Stanley	796,470
1,600	T Rowe Price Group, Inc	86,128

	TOTAL SECURITY AND
	COMMODITY BROKERS	3,123,484

STONE, CLAY, AND GLASS PRODUCTS—0.14%
17,100	Corning, Inc	191,178
35	Eagle Materials Inc	2,060

	TOTAL STONE, CLAY, AND
	GLASS PRODUCTS	193,238

TOBACCO PRODUCTS—1.15%
26,000	Altria Group Inc	1,415,700
1,000	R.J. Reynolds Tobacco
	Holdings, Inc	60,500
2,000	UST, Inc	72,200

	TOTAL TOBACCO
	PRODUCTS	1,548,400

TRANSPORTATION BY AIR—0.33%
1,500	Delta Air Lines, Inc	11,880
3,800	FedEx Corp	285,608
10,000	Southwest Airlines Co	142,100

	TOTAL TRANSPORTATION
	BY AIR	439,588

TRANSPORTATION EQUIPMENT—2.58%
10,700	Boeing Co	439,449
1,100	Brunswick Corp	44,913
1,800	Dana Corp	35,748
6,600	Delphi Corp	65,736
23,200	Ford Motor Co	314,824
2,500	General Dynamics Corp	223,325
7,100	General Motors Corp	334,410
2,200	Genuine Parts Co	71,984
1,400	Goodrich Corp	39,298
3,800	Harley-Davidson, Inc	202,692
10,900	Honeywell International,
	Inc	368,965

5,700		Lockheed Martin Corp	$ 260,148
800	*	Navistar International
		Corp	36,680
2,400		Northrop Grumman Corp	236,208
2,200		Paccar, Inc	123,728
1,700		Textron, Inc	90,355
6,500		United Technologies
		Corp	560,950
1,500		Visteon Corp	14,355

		TOTAL TRANSPORTATION
		EQUIPMENT	3,463,768

TRANSPORTATION SERVICES—0.03%
1,700		Sabre Holdings Corp	42,177

		TOTAL TRANSPORTATION
		SERVICES	42,177

TRUCKING AND WAREHOUSING—0.74%
14,300		United Parcel Service,
		Inc (Class B)	998,712

		TOTAL TRUCKING AND
		WAREHOUSING	998,712

WATER TRANSPORTATION—0.27%
8,000		Carnival Corp	359,280

		TOTAL WATER
		TRANSPORTATION	359,280

WHOLESALE TRADE-DURABLE GOODS—1.46%
37,700		Johnson & Johnson	1,912,144
1,100		W.W. Grainger, Inc	52,800

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	1,964,944

WHOLESALE TRADE-NONDURABLE GOODS—0.75%
1,400		AmerisourceBergen Corp	76,550
1,600		Brown-Forman Corp
		(Class B)	76,256
5,500		Cardinal Health, Inc	378,950
3,600		McKesson Corp	108,324
1,700		Supervalu, Inc	51,918
8,200		Sysco Corp	320,210

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	1,012,208

		TOTAL COMMON STOCK
		(Cost $113,738,681)	132,799,977

99 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - S&P 500 Index Fund - March 31, 2004

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—0.78%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.78%
$1,040,000	Federal Farm Credit
	Banks (FFCB)
	0.970%, 04/01/04	$ 1,039,972

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	1,039,972

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $1,039,972)	1,039,972

TOTAL PORTFOLIO—99.61%
(Cost $114,778,653)	$133,839,949
OTHER ASSETS &
LIABILITIES,
NET—0.39%	524,473

NET ASSETS—100.00%	$134,364,422

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 100

Statement of Investments (Unaudited) - Real Estate Securities Fund - March 31, 2004

SHARES			VALUE

PREFERRED STOCK—4.96%
HOLDING AND OTHER INVESTMENT OFFICES—4.96%
50,000	*	Anthracite Capital, Inc	$ 1,387,500
43,000	*	Bedford Property Investors	2,150,000
45,000	*	Boykin Lodging Co	1,268,550
67,500	*	Capital Automotive REIT	1,741,500
50,000	*	Corporate Office Properties
		Trust	1,313,000
35,000	*	iStar Financial, Inc	915,250
40,000	*	Keystone Property Trust	1,000,000
50,000	*	Kilroy Realty Corp	1,350,000
67,500	*	Kramont Realty Trust	1,843,425
87,500	*	LTC Properties, Inc	2,292,500

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	15,261,725

		TOTAL PREFERRED STOCK
		(Cost $14,457,250)	15,261,725

COMMON STOCK—91.38%
HOLDING AND OTHER INVESTMENT OFFICES—85.91%
610,000		Acadia Realty Trust	8,607,100
550,000		Affordable Residential
		Communities	10,175,000
75,000		Alexandria Real Estate
		Equities, Inc	4,725,000
20,000		AMB Property Corp	743,400
150,000		American Financial Realty
		Trust	2,542,500
167,200		Amerivest Properties, Inc	1,128,600
150,000		AMLI Residential
		Properties Trust	4,237,500
180,000		Apartment Investment &
		Management Co
		(Class A)	5,596,200
42,400		Ashford Hospitality Trust,
		Inc	432,056
250,000		Bimini Mortgage
		Management, Inc	3,750,000
99,200		Boston Properties, Inc	5,387,552
95,000		BRE Properties, Inc
		(Class A)	3,260,400
100,000		Capital Automotive REIT	3,531,000
150,000	*	Capital Lease Funding,
		Inc	1,923,000
120,000		CBL & Associates
		Properties, Inc	7,360,800
36,700		Chelsea Property Group,
		Inc	2,309,898
125,000		Corporate Office
		Properties Trust	3,125,000
136,426		Duke Realty Corp	4,736,711

300,000		Equity Office Properties
		Trust	$ 8,667,000
141,100		Equity Residential	4,211,835
38,000		Essex Property Trust, Inc	2,489,000
697,778	*	Falcon Financial
		Investment Trust	6,482,358
402,174		Glenborough Realty Trust,
		Inc	8,988,589
50,000		Heritage Property
		Investment Trust	1,555,000
55,100	*	Highland Hospitality Corp	645,772
249,550		Home Properties, Inc	10,169,162
20,000	*	Hospitality Properties
		Trust	552,800
101,000	*	Host Marriott Corp	1,290,780
120,000		Keystone Property Trust	2,917,200
119,000		Kimco Realty Corp	6,066,620
76,727		LaSalle Hotel Properties	1,810,757
250,000		Lexington Corporate
		Properties Trust	5,447,500
496,720		Luminent Mortgage
		Capital, Inc	7,028,588
127,700		Macerich Co	6,883,030
42,609		Manufactured Home
		Communities, Inc	1,504,098
200,000	*	Meristar Hospitality Corp	1,390,000
100,000		MFA Mortgage
		Investments, Inc	1,010,000
920,000		Monmouth REIT (Class A)	8,151,200
154,050		Municipal Mortgage &
		Equity LLC	3,956,004
60,000		New Plan Excel Realty
		Trust	1,641,000
558,333		Omega Healthcare
		Investors, Inc	6,069,080
220,000		Origen Financial, Inc	2,200,000
8,261		Parkway Properties, Inc	386,202
100,000		Post Properties, Inc	2,880,000
237,300		Prologis	8,511,951
122,100		Public Storage, Inc	5,941,386
60,000		Ramco-Gershenson
		Properties	1,692,000
150,000		Reckson Associates
		Realty Corp	4,221,000
62,400		Regency Centers Corp	2,915,952
241,000		Rouse Co	12,917,600
140,000		Shurgard Storage Centers,
		Inc (Class A)	5,586,000
169,826		Simon Property Group, Inc	9,924,631
4,600		SL Green Realty Corp	219,420
225,000		Spirit Financial Corp	2,250,000
427,290	*	Sunset Financial
		Resources, Inc	5,405,218

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 101

Statement of Investments (Unaudited) - Real Estate Securities Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
56,609		Taubman Centers, Inc	$ 1,424,848
65,000		Thornburg Mortgage, Inc	2,021,500
48,300		United Dominion Realty
		Trust, Inc	947,646
242,227		Ventas, Inc	6,656,398
163,500		Vornado Realty Trust	9,888,480
120,000		Weingarten Realty
		Investors	4,152,000
42,700		Windrose Medical
		Properties Trust	531,188
120,622		Winston Hotels, Inc	1,271,356

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	264,443,866

HOTELS AND OTHER LODGING PLACES—4.42%
200,000		Fairmont Hotels & Resorts,
		Inc	5,030,000
305,000		Hilton Hotels Corp	4,956,250
309,000	*	Interstate Hotels &
		Resorts, Inc	1,823,100
100,000		Orient-Express Hotels Ltd
		(Class A)	1,789,000

		TOTAL HOTELS AND OTHER
		LODGING PLACES	13,598,350

REAL ESTATE—1.05%
80,000		St. Joe Co	3,255,200

		TOTAL REAL ESTATE	3,255,200

		TOTAL COMMON STOCK
		(Cost $264,128,807)	281,297,416

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—3.51%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—3.51%
	Federal Farm Credit
	Banks (FFCB)
$10,800,000	0.97%,04/01/04	$ 10,799,709

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	10,799,709

	TOTAL SHORT TERM INVESTMENTS
	(Cost $10,800,000)	10,799,709

	TOTAL PORTFOLIO—99.85%
	(Cost $289,386,057)	307,358,850
	OTHER ASSETS &
	LIABILITIES, NET—
	0.15%	464,372

	NET ASSETS—100.00%	$307,823,222

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

102 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

Summary by Industry
	VALUE	%

PREFERRED STOCK
Electric, Gas, and Sanitary Services	$ 2,327	0.00%

TOTAL PREFERRED STOCK (Cost $1,804)	2,327	0.00

COMMON STOCK
Amusement and Recreation Services	17,613	0.02
Apparel and Accessory Stores	431,232	0.50
Apparel and Other Textile Products	204,760	0.24
Auto Repair, Services and Parking	14,090	0.02
Automotive Dealers and Service Stations	66,403	0.08
Building Materials and Garden Supplies	1,298,501	1.50
Business Services	5,077,411	5.86
Chemicals and Allied Products	8,292,477	9.56
Communications	4,266,908	4.92
Depository Institutions	9,150,142	10.55
Eating and Drinking Places	755,834	0.87
Educational Services	186,674	0.22
Electric, Gas, and Sanitary Services	4,202,437	4.85
Electronic and Other Electric Equipment	5,107,679	5.89
Engineering and Management Services	567,878	0.66
Fabricated Metal Products	965,375	1.11
Food and Kindred Products	3,223,415	3.72
Food Stores	579,212	0.67
Furniture and Fixtures	451,988	0.52
Furniture and Homefurnishings Stores	292,813	0.34
General Building Contractors	277,155	0.32
General Merchandise Stores	1,283,590	1.48
Health Services	385,522	0.44
Holding and Other Investment Offices	2,667,217	3.08
Hotels and Other Lodging Places	113,393	0.13
Industrial Machinery and Equipment	7,673,583	8.85
Instruments and Related Products	3,009,367	3.47
Insurance Agents, Brokers and Service	697,048	0.80
Insurance Carriers	4,683,565	5.40
Leather and Leather Products	76,815	0.09
Lumber and Wood Products	7,420	0.01
Metal Mining	118,354	0.14
Miscellaneous Manufacturing Industries	219,452	0.25
Miscellaneous Retail	1,231,535	1.42

Motion Pictures	$ 1,661,828	1.92%
Nondepository Institutions	3,688,040	4.25
Nonmetallic Minerals, Except Fuels	103,824	0.12
Oil and Gas Extraction	2,501,447	2.89
Paper and Allied Products	683,414	0.79
Personal Services	7,707	0.01
Petroleum and Coal Products	473,625	0.55
Primary Metal Industries	734,424	0.85
Printing and Publishing	823,900	0.95
Railroad Transportation	272,030	0.31
Real Estate	2,879	0.00
Rubber And Miscellaneous Plastics Products	82,788	0.09
Security and Commodity Brokers	1,714,791	1.98
Special Trade Contractors	2,280	0.00
Stone, Clay, and Glass Products	149,102	0.17
Transportation by Air	530,992	0.61
Transportation Equipment	859,125	0.99
Transportation Services	55,563	0.06
Trucking and Warehousing	497,889	0.57
Wholesale Trade-Durable Goods	2,311,352	2.67
Wholesale Trade-Nondurable Goods	1,138,070	1.31

TOTAL COMMON STOCK (Cost $82,065,248)	85,891,928	99.07

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	619,983	0.72

TOTAL SHORT TERM INVESTMENTS (Cost $619,983)	619,983	0.72

TOTAL PORTFOLIO (Cost $82,687,035)	86,514,238	99.79
OTHER ASSETS & LIABILITIES, NET	186,076	0.21

NET ASSETS	$86,700,314	100.00%

____________________________

SHARES			VALUE

PREFERRED STOCK—0.00%
ELECTRIC, GAS, AND SANITARY SERVICES—0.00%
916	*	NiSource, Inc (Sails)	$ 2,327

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	2,327

		TOTAL PREFERRED STOCK
		(Cost $1,804)	2,327

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 103

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

COMMON STOCK—99.07%
AMUSEMENT AND RECREATION SERVICES—0.02%
570	*	Gaylord Entertainment Co	$ 17,613

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	17,613

APPAREL AND ACCESSORY STORES—0.50%
300	*	Chico’s FAS, Inc	13,920
800		Foot Locker, Inc	20,640
7,300		Gap, Inc	160,016
1,000		Nordstrom, Inc	39,900
1,200		Ross Stores, Inc	36,732
6,400		TJX Cos, Inc	157,184
1,018	*	Wilsons The Leather Experts,
		Inc	2,840

		TOTAL APPAREL AND
		ACCESSORY STORES	431,232

APPAREL AND OTHER TEXTILE PRODUCTS—0.24%
1,900	*	Collins & Aikman Corp	10,450
100	*	Columbia Sportswear Co	5,544
1,276		Liz Claiborne, Inc	46,816
100		Phillips-Van Heusen Corp	1,850
3,000		VF Corp	140,100

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	204,760

AUTO REPAIR, SERVICES AND PARKING—0.02%
160		Central Parking Corp	3,213
161	*	Midas, Inc	3,131
200		Ryder System, Inc	7,746

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	14,090

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.08%
500	*	Autozone, Inc	42,985
802	*	Carmax, Inc	23,418

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	66,403

BUILDING MATERIALS AND GARDEN SUPPLIES—1.50%
200		Fastenal Co	10,738
22,600		Home Depot, Inc	844,336
7,900		Lowe’s Cos	443,427

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	1,298,501

BUSINESS SERVICES—5.86%
3,000	*	3Com Corp	21,180

1,375		Adobe Systems, Inc	$ 54,216
1,567	*	APAC Customer Services,
		Inc	4,623
1,200	*	Ariba, Inc	3,384
200	*	Aspect Communications
		Corp	3,134
200	*	Aspen Technology, Inc	1,634
9,100		Automatic Data Processing,
		Inc	382,200
1,600	*	BEA Systems, Inc	20,416
700	*	Bisys Group, Inc	11,732
1,000	*	BMC Software, Inc	19,550
1,100	*	Brocade Communications
		Systems, Inc	7,326
1,600	*	Cadence Design Systems,
		Inc	23,584
1,100	*	Ceridian Corp	21,681
400		Certegy, Inc	14,008
100	*	Checkfree Corp	2,946
559	*	Ciber, Inc	6,149
500	*	Citrix Systems, Inc	10,810
1,100	*	CNET Networks, Inc	11,363
567	*	Cognizant Technology
		Solutions Corp	25,657
2,326	*	Computer Horizons Corp	10,002
2,385	*	Compuware Corp	17,768
1,500	*	Convergys Corp	22,800
200	*	CSG Systems International,
		Inc	3,436
300		Deluxe Corp	12,030
1,200	*	DST Systems, Inc	54,420
600	*	Dun & Bradstreet Corp	32,100
100	*	Earthlink, Inc	886
500	*	eFunds Corp	8,200
1,714	*	Electronic Arts, Inc	92,487
7,312		Electronic Data Systems
		Corp	141,487
300		Fair Isaac Corp	10,824
2,300	*	Fiserv, Inc	82,271
215	*	Getty Images, Inc	11,606
1,003	*	GSI Commerce, Inc	10,180
700		Henry (Jack) & Associates,
		Inc	13,482
1,000	*	Homestore, Inc	4,230
191	*	ICT Group, Inc	2,559
285	*	iGate Corp	1,986
2,588		IMS Health, Inc	60,197
1,300	*	Intuit, Inc	58,344
966	*	Iron Mountain, Inc	43,113
2,789	*	Juniper Networks, Inc	72,542
700	*	Lamar Advertising Co	28,154
400		Manpower, Inc	18,600
400	*	Mercury Interactive Corp	17,920

104 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
78,300		Microsoft Corp	$ 1,955,151
1,115	*	Monster Worldwide, Inc	29,213
500	*	National Processing, Inc	9,500
300	*	NCR Corp	13,218
200	*	NetScreen Technologies, Inc	7,286
1,678	*	NIC, Inc	10,135
2,400	*	Novell, Inc	27,312
852	*	Nuance Communications,
		Inc	5,581
2,600		Omnicom Group, Inc	208,650
34,300	*	Oracle Corp	411,943
227	*	PalmSource, Inc	4,125
400	*	PDI, Inc	10,116
1,752	*	Peoplesoft, Inc	32,394
700	*	Perot Systems Corp
		(Class A)	9,310
400	*	Pixar	25,784
277	*	Portal Software, Inc	1,867
800	*	Red Hat, Inc	18,288
700	*	Retek, Inc	5,292
1,093	*	Robert Half International,
		Inc	25,817
172	*	Scansoft, Inc	961
2,400	*	Siebel Systems, Inc	27,624
1,308	*	Spherion Corp	13,381
31,800	*	Sun Microsystems, Inc	132,288
3,500	*	SunGard Data Systems, Inc	95,900
2,400	*	Symantec Corp	111,120
600	*	Synopsys, Inc	17,376
500	*	TeleTech Holdings, Inc	3,130
1,800		Total System Services, Inc	37,926
397	*	Trizetto Group, Inc	3,077
1,900	*	Unisys Corp	27,132
1,600	*	VeriSign, Inc	26,544
3,154	*	Veritas Software Corp	84,874
225	*	Vitria Technology, Inc	1,323
4,251	*	Yahoo!, Inc	206,556

		TOTAL BUSINESS SERVICES	5,077,411

CHEMICALS AND ALLIED PRODUCTS—9.56%
622	*	Abgenix, Inc	8,266
780	*	Able Laboratories, Inc	15,233
300	*	Adolor Corp	4,509
4,100		Air Products & Chemicals,
		Inc	205,492
100	*	Alexion Pharmaceuticals,
		Inc	2,376
200	*	Alkermes, Inc	3,198
3,200		Allergan, Inc	269,312
2,200		Alpharma, Inc (Class A)	43,142
13,613	*	Amgen, Inc	791,868

700	*	Amylin Pharmaceuticals,
		Inc	$ 16,583
1,600	*	Andrx Corp	43,520
1,200	*	Aphton Corp	5,640
800	*	Atrix Laboratories, Inc	20,400
1,043	*	Avant Immunotherapeutics,
		Inc	2,628
1,800		Avery Dennison Corp	111,978
379	*	AVI BioPharma, Inc	1,148
1,800		Avon Products, Inc	136,566
2,025	*	Barr Pharmaceuticals, Inc	92,948
1,422	*	Benthley Pharmaceuticals,
		Inc	17,078
2,811	*	Biogen Idec, Inc	156,292
800	*	BioMarin Pharmaceutical,
		Inc	6,016
900	*	Biopure Corp	1,422
408	*	Biosite, Inc	13,044
1,300	*	Bone Care International,
		Inc	26,000
500	*	Bradley Pharmaceuticals,
		Inc	12,590
800		Cabot Corp	26,240
400	*	Cell Therapeutics, Inc	3,384
200	*	Cephalon, Inc	11,462
612	*	Chattem, Inc	15,863
466	*	Cima Labs, Inc	14,646
1,200		Clorox Co	58,692
5,500		Colgate-Palmolive Co	303,050
1,842	*	Collagenex
		Pharmaceuticals, Inc	24,535
1,300	*	Columbia Laboratories, Inc	6,435
400	*	Cubist Pharmaceuticals,
		Inc	3,680
203	*	Dendreon Corp	2,700
1,400		Diagnostic Products Corp	60,620
282	*	Digene Corp	9,690
1,376	*	Dov Pharmaceutical, Inc	21,356
6,334	*	Durect Corp	21,536
3,000		Ecolab, Inc	85,590
1,763	*	Encysive Pharmaceuticals,
		Inc	18,124
135	*	Enzon, Inc	2,083
1,100	*	Eon Labs, Inc	73,788
300	*	EPIX Medical, Inc	6,225
3,892	*	First Horizon
		Pharmaceutical	61,338
4,935	*	Forest Laboratories, Inc	353,445
282	*	Genta, Inc	2,961
2,320	*	Genzyme Corp	109,133
500	*	Geron Corp	4,700
1,957	*	Gilead Sciences, Inc	109,142
12,400		Gillette Co	484,840

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 105

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,333	*	GTC Biotherapeutics, Inc	$ 2,933
1,400	*	Guilford Pharmaceuticals,
		Inc	10,122
300		H.B. Fuller Co	8,532
800	*	Hi-Tech Pharmacal Co, Inc	15,640
1,120	*	Hollis-Eden
		Pharmaceuticals	10,808
1,205	*	Human Genome Sciences,
		Inc	15,099
500	*	ICOS Corp	18,525
1,200	*	Idexx Laboratories, Inc	68,244
814	*	Ilex Oncology, Inc	19,471
800	*	Immunogen, Inc	5,376
933	*	Immunomedics, Inc	3,779
1,828	*	Impax Laboratories, Inc	40,892
1,300	*	Indevus Pharmaceuticals,
		Inc	7,865
47		International Flavors &
		Fragrances, Inc	1,669
657	*	Inverness Medical
		Innovations, Inc	12,023
300	*	Invitrogen Corp	21,507
1,150	*	Isis Pharmaceuticals, Inc	8,924
3,600	*	IVAX Corp	81,972
4,000	*	King Pharmaceuticals, Inc	67,360
1,150	*	KV Pharmaceutical Co
		(Class A)	28,244
1,483	*	La Jolla Pharmaceutical Co	4,093
300	*	Lannett Co, Inc	5,010
596	*	Ligand Pharmaceuticals,
		Inc (Class B)	11,980
800	*	Martek Biosciences Corp	45,600
830	*	Medarex, Inc	7,445
1,600		Medicis Pharmaceutical
		Corp (Class A)	64,000
2,141	*	MedImmune, Inc	49,414
26,142		Merck & Co, Inc	1,155,215
783		Meridian Bioscience, Inc	7,980
100	*	MGI Pharma, Inc	6,126
2,700	*	Millennium
		Pharmaceuticals, Inc	45,630
5,925		Mylan Laboratories, Inc	134,675
1,200	*	Nabi Biopharmaceuticals	18,660
800	*	Nektar Therapeutics	17,264
500	*	Neose Technologies, Inc	4,700
100	*	Neurocrine Biosciences, Inc	5,910
1,029	*	Noven Pharmaceuticals, Inc	22,093
100	*	NPS Pharmaceuticals, Inc	2,855
1,000	*	Nuvelo, Inc	12,560
100	*	OraSure Technologies, Inc	1,036
243	*	OSI Pharmaceuticals, Inc	9,331

3,070	*	Pain Therapeutics, Inc	$ 21,337
4,552	*	Palatin Technologies, Inc	18,982
1,500	*	Penwest Pharmaceuticals
		Co	21,915
3,500	*	Peregrine Pharmaceuticals,
		Inc	8,575
651	*	Pharmaceutical Resources,
		Inc	37,016
1,000	*	Pozen, Inc	13,820
1,800	*	Praecis Pharmaceuticals,
		Inc	10,638
5,500		Praxair, Inc	204,160
14,601		Procter & Gamble Co	1,531,353
700	*	Progenics Pharmaceuticals	13,300
600	*	Protein Design Labs, Inc	14,292
3,200		Rohm & Haas Co	127,488
870	*	Salix Pharmaceuticals Ltd	25,247
500	*	Sepracor, Inc	24,050
280	*	Serologicals Corp	5,712
800		Sigma-Aldrich Corp	44,272
887	*	SuperGen, Inc	11,354
300	*	Tanox, Inc	4,467
495	*	Third Wave Technologies,
		Inc	2,282
1,282	*	Unifi, Inc	5,679
400	*	USANA Health Sciences, Inc	9,332
1,527	*	Vertex Pharmaceuticals, Inc	14,384
299	*	Vicuron Pharmaceuticals,
		Inc	6,802
2,500	*	Watson Pharmaceuticals,
		Inc	106,975
700		Wellman, Inc	5,845
1,303	*	Zymogenetics, Inc	20,131

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	8,292,477

COMMUNICATIONS—4.92%
2,100		Alltel Corp	104,769
7,936		AT&T Corp	155,308
14,986	*	AT&T Wireless Services, Inc	203,959
3,560	*	Avaya, Inc	56,533
18,400		BellSouth Corp	509,496
1,200	*	Cablevision Systems Corp
		(Class A)	27,456
200		CenturyTel, Inc	5,498
15,672	*	Comcast Corp (Class A)	450,413
4,600	*	Comcast Corp (Special
		Class A)	128,248
500	*	Foundry Networks, Inc	8,585
1,300	*	Infonet Services Corp
		(Class B)	2,587
4,662	*	InterActiveCorp	147,273
35,011	*	Lucent Technologies, Inc	143,895

106 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
400	*	Mastec, Inc	$ 3,788
5,264	*	Nextel Communications, Inc
		(Class A)	130,179
571	*	NTL, Inc	33,946
200	*	Pegasus Communications
		Corp	7,668
36,000		SBC Communications, Inc	883,440
7,800		Sprint Corp (FON Group)	143,754
3,000	*	Sprint Corp (PCS Group)	27,600
900	*	UnitedGlobalcom, Inc
		(Class A)	7,641
1,400	*	Univision Communications,
		Inc (Class A)	46,214
27,400		Verizon Communications,
		Inc	1,001,196
100	*	West Corp	2,490
1,249	*	XM Satellite Radio
		Holdings, Inc	34,972

		TOTAL COMMUNICATIONS	4,266,908

DEPOSITORY INSTITUTIONS—10.55%
1,700		AmSouth Bancorp	39,967
17,189		Bank Of America Corp	1,391,965
14,800		Bank One Corp	806,896
7,700		BB&T Corp	271,810
745		Charter One Financial, Inc	26,343
1,300		Comerica, Inc	70,616
7,100		Fifth Third Bancorp	393,127
12,900		FleetBoston Financial Corp	579,210
1,900		Golden West Financial Corp	212,705
750		Greenpoint Financial Corp	32,783
300		IndyMac Bancorp, Inc	10,887
25,200		J.P. Morgan Chase & Co	1,057,140
5,000		KeyCorp	151,450
3,600		Mellon Financial Corp	112,644
8,031		National City Corp	285,743
2,333		New York Community
		Bancorp, Inc	79,975
300		North Fork Bancorp, Inc	12,696
1,500		Northern Trust Corp	69,885
500		People’s Bank	23,245
3,500		PNC Financial Services
		Group, Inc	193,970
1,700		Regions Financial Corp	62,084
1,400		Sovereign Bancorp, Inc	29,988
3,300		State Street Corp	172,029
3,300		SunTrust Banks, Inc	230,043
1,800		Synovus Financial Corp	44,010
29,600		U.S. Bancorp	818,440
800		Union Planters Corp	23,880
200		UnionBanCal Corp	10,478
17,200		Wachovia Corp	808,400

19,900		Wells Fargo & Co	$ 1,127,733

		TOTAL DEPOSITORY
		INSTITUTIONS	9,150,142

EATING AND DRINKING PLACES—0.87%
300		Applebee’s International,
		Inc	12,405
1,950		Darden Restaurants, Inc	48,341
20,374		McDonald’s Corp	582,085
900		Outback Steakhouse, Inc	43,830
1,700		Wendy’s International, Inc	69,173

		TOTAL EATING AND
		DRINKING PLACES	755,834

EDUCATIONAL SERVICES—0.22%
1,819	*	Apollo Group, Inc (Class A)	156,634
500	*	Career Education Corp	28,320
49	*	Sylvan Learning Systems,
		Inc	1,720

		TOTAL EDUCATIONAL
		SERVICES	186,674

ELECTRIC, GAS, AND SANITARY SERVICES—4.85%
9,095	*	AES Corp	77,580
1,300		AGL Resources, Inc	37,726
9,400	*	Allegheny Energy, Inc	128,874
4,300		Allete, Inc	150,887
375		Aqua America, Inc	8,130
7,576	*	Aquila, Inc	35,683
400		Atmos Energy Corp	10,228
4,433		Avista Corp	83,872
2,400		Black Hills Corp	76,488
811	*	Casella Waste Systems, Inc
		(Class A)	11,792
900		Chesapeake Utilities Corp	23,058
100	*	Citizens Communications
		Co	1,294
7,407		Cleco Corp	140,955
300		Connecticut Water Service,
		Inc	8,490
10,200		DPL, Inc	191,250
3,100		Empire District Electric Co	70,215
200		Energen Corp	8,250
3,800		Equitable Resources, Inc	168,796
4,500		Hawaiian Electric Industries,
		Inc	233,280
5,000		Idacorp, Inc	149,500
6,100		KeySpan Corp	233,142
6,500		Kinder Morgan, Inc	409,630
2,224		MGE Energy, Inc	68,610
4,100		National Fuel Gas Co	100,860
200		New Jersey Resources Corp	7,560
800		Nicor, Inc	28,184

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 107

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
13,807		NiSource, Inc	$ 293,399
12,200		OGE Energy Corp	322,568
1,200		Otter Tail Corp	31,704
1,300		Peoples Energy Corp	58,045
12,700		Pepco Holdings, Inc	259,588
200		Piedmont Natural Gas Co,
		Inc	8,444
10,500		Puget Energy, Inc	234,885
3,200		Questar Corp	116,608
890		Resource America, Inc
		(Class A)	16,465
1,100		SEMCO Energy, Inc	6,226
4,922	*	Sierra Pacific Resources	36,423
116	*	Southern Union Co	2,189
200	*	Stericycle, Inc	9,572
100		UGI Corp	3,292
3,627		Unisource Energy Corp	89,115
300	*	Waste Connections, Inc	11,940
1,700		Western Gas Resources, Inc	86,445
1,500		WGL Holdings, Inc	45,150
11,081		Williams Cos, Inc	106,045

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	4,202,437

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—5.89%
6,200	*	ADC Telecommunications,
		Inc	17,980
260	*	Advanced Fibre
		Communications, Inc	5,728
2,900	*	Advanced Micro Devices,
		Inc	47,067
174	*	Agere Systems, Inc
		(Class A)	559
8,400	*	Agere Systems, Inc
		(Class B)	26,208
2,400	*	Altera Corp	49,080
2,293		American Power Conversion
		Corp	52,762
3,400		Ametek, Inc	87,176
800	*	Amkor Technology, Inc	11,704
3,200		Analog Devices, Inc	153,632
440	*	Arris Group, Inc	4,048
953	*	Artesyn Technologies, Inc	9,073
1,497	*	Avanex Corp	6,467
1,634		AVX Corp	26,945
500		Baldor Electric Co	11,490
1,665	*	Broadcom Corp (Class A)	65,218
462	*	C-COR.net Corp	6,477
1,055	*	Ceva, Inc	9,923

4,000	*	CIENA Corp	$ 19,880
1,100	*	Comverse Technology, Inc	19,954
800	*	Conexant Systems, Inc	4,928
3,764	*	Corvis Corp	7,227
100	*	Cree, Inc	2,230
100	*	Cypress Semiconductor
		Corp	2,047
9,500		Emerson Electric Co	569,240
400	*	Energizer Holdings, Inc	18,676
1,000	*	Finisar Corp	2,180
700		Harman International
		Industries, Inc	55,720
200	*	Harmonic, Inc	1,930
1,000		Hubbell, Inc (Class B)	40,130
55,700		Intel Corp	1,515,040
100	*	International Rectifier Corp	4,599
500		Intersil Corp (Class A)	11,145
826	*	InterVoice, Inc	13,935
1,141	*	Jabil Circuit, Inc	33,580
13,039	*	JDS Uniphase Corp	53,069
497	*	Kemet Corp	7,127
355		LSI Industries, Inc	4,317
2,500	*	LSI Logic Corp	23,350
2,800		Maxim Integrated Products,
		Inc	131,852
352	*	McData Corp (Class A)	2,478
1,100		Microchip Technology, Inc	29,216
4,747	*	Micron Technology, Inc	79,322
2,554		Molex, Inc	77,616
21,600		Motorola, Inc	380,160
3,600	*	MRV Communications, Inc	11,988
617	*	Mykrolis Corp	8,798
1,100	*	National Semiconductor
		Corp	48,873
800	*	Novellus Systems, Inc	25,432
600	*	Nvidia Corp	15,894
1,157	*	Optical Communication
		Products, Inc	3,807
500	*	PMC-Sierra, Inc	8,485
300	*	Polycom, Inc	6,369
3,000	*	Proxim Corp (Class A)	5,310
300	*	QLogic Corp	9,903
6,812		Qualcomm, Inc	452,453
600	*	Rambus, Inc	16,818
500	*	RF Micro Devices, Inc	4,230
1,200		Scientific-Atlanta, Inc	38,808
8,055	*	Sirius Satellite Radio, Inc	27,387
600	*	Skyworks Solutions, Inc	6,996
900	*	Sonus Networks, Inc	3,339
400	*	Stratex Networks, Inc	1,900
2,000	*	Sycamore Networks, Inc	8,160
4,286	*	Tellabs, Inc	36,988

108 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,700	*	Terayon Communication
		Systems, Inc	$ 5,814
15,900		Texas Instruments, Inc	464,598
886		Thomas & Betts Corp	19,333
1,613	*	Three-Five Systems, Inc	10,565
400	*	Utstarcom, Inc	11,504
1,475	*	Vishay Intertechnology, Inc	31,477
200		Whirlpool Corp	13,774
2,600	*	Xilinx, Inc	98,800
1,900	*	Zhone Technologies, Inc	7,391

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	5,107,679

ENGINEERING AND MANAGEMENT SERVICES—0.66%
207	*	aaiPharma, Inc	1,372
173	*	Affymetrix, Inc	5,839
600	*	Antigenics, Inc	6,396
600	*	Applera Corp (Celera
		Genomics Group)	8,706
1,293	*	Ariad Pharmaceuticals, Inc	12,232
1,600	*	BearingPoint, Inc	17,152
967	*	Ciphergen Biosystems, Inc	8,055
100	*	Covance, Inc	3,444
1,013	*	CuraGen Corp	6,321
100	*	CV Therapeutics, Inc	1,513
1,700	*	Decode Genetics, Inc	18,020
172	*	Exult, Inc	1,072
130	*	Gartner, Inc (Class B)	1,489
964	*	Gene Logic, Inc	4,868
200	*	Gen-Probe, Inc	6,682
2,093	*	Incyte Corp	17,393
708	*	Kosan Biosciences, Inc	7,484
570	*	Lexicon Genetics, Inc	3,574
500	*	Luminex Corp	4,525
2,200		Moody’s Corp	155,760
5,300		Paychex, Inc	188,680
100	*	Pharmaceutical Product
		Development, Inc	2,979
469	*	Regeneron
		Pharmaceuticals, Inc	6,369
1,100	*	Savient Pharmaceuticals,
		Inc	4,158
1,600	*	Seattle Genetics, Inc	13,536
200	*	Telik, Inc	5,368
869	*	Transkaryotic Therapies, Inc	14,912
431	*	TRC Cos, Inc	8,064
1,300	*	Tularik, Inc	31,915

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	567,878

FABRICATED METAL PRODUCTS—1.11%
3,700	*	Crown Holdings, Inc	$ 34,484
1,300		Harsco Corp	59,150
6,200		Illinois Tool Works, Inc	491,226
8,200		Masco Corp	249,608
1,599		Material Sciences Corp	17,589
300	*	Shaw Group, Inc	3,252
700		Snap-On, Inc	22,638
1,700		Stanley Works	72,556
1,365	*	Tower Automotive, Inc	6,880
400		Valmont Industries, Inc	7,992

		TOTAL FABRICATED METAL
		PRODUCTS	965,375

FOOD AND KINDRED PRODUCTS—3.72%
2,200		Campbell Soup Co	59,994
25,800		Coca-Cola Co	1,297,740
1,300		Coca-Cola Enterprises, Inc	31,421
3,800		General Mills, Inc	177,384
4,200		H.J. Heinz Co	156,618
1,400		Hershey Foods Corp	115,990
3,300		Kellogg Co	129,492
500		Pepsi Bottling Group, Inc	14,875
20,500		PepsiCo, Inc	1,103,925
2,300		Wrigley (Wm.) Jr Co	135,976

		TOTAL FOOD AND KINDRED
		PRODUCTS	3,223,415

FOOD STORES—0.67%
5,800		Albertson’s, Inc	128,470
8,600	*	Kroger Co	143,104
1,100	*	Pathmark Stores, Inc	8,778
4,200	*	Safeway, Inc	86,436
5,607	*	Starbucks Corp	211,664
100	*	Winn-Dixie Stores, Inc	760

		TOTAL FOOD STORES	579,212

FURNITURE AND FIXTURES—0.52%
1,400		Hillenbrand Industries, Inc	95,046
4,100		Johnson Controls, Inc	242,515
900		Lear Corp	55,764
1,300		Leggett & Platt, Inc	30,823
1,200		Newell Rubbermaid, Inc	27,840

		TOTAL FURNITURE AND
		FIXTURES	451,988

FURNITURE AND HOMEFURNISHINGS STORES—0.34%
2,500	*	Bed Bath & Beyond, Inc	104,400
2,400		Best Buy Co, Inc	124,128
1,553		Circuit City Stores, Inc
		(Circuit City Group)	17,549
1,100		RadioShack Corp	36,476

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 109

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—(Continued)
300	*	Williams-Sonoma, Inc	$ 10,260

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	292,813

GENERAL BUILDING CONTRACTORS—0.32%
1,200		Centex Corp	64,872
2,050		D.R. Horton, Inc	72,632
200		KB Home	16,160
1,200		Lennar Corp (Class A)	64,836
60		Lennar Corp (Class B)	3,055
1,000		Pulte Homes, Inc	55,600

		TOTAL GENERAL BUILDING
		CONTRACTORS	277,155

GENERAL MERCHANDISE STORES—1.48%
400	*	Big Lots, Inc	5,800
5,070	*	Costco Wholesale Corp	190,429
2,100		Dollar General Corp	40,320
567	*	Dollar Tree Stores, Inc	17,515
1,300		Family Dollar Stores, Inc	46,735
2,500		J.C. Penney Co, Inc	86,950
2,743	*	Kohl’s Corp	132,569
4,600		May Department Stores Co	159,068
200		Neiman Marcus Group, Inc
		(Class A)	10,788
500		Saks, Inc	8,800
2,600		Sears Roebuck & Co	111,696
10,500		Target Corp	472,920

		TOTAL GENERAL
		MERCHANDISE STORES	1,283,590

HEALTH SERVICES—0.44%
100	*	Accredo Health, Inc	3,810
100	*	Apria Healthcare Group, Inc	2,994
3,367	*	Caremark Rx, Inc	111,953
300	*	Coventry Health Care, Inc	12,699
300	*	DaVita, Inc	14,325
500	*	Express Scripts, Inc	37,295
800	*	First Health Group Corp	17,488
2,700		Health Management
		Associates, Inc (Class A)	62,667
162	*	LifePoint Hospitals, Inc	5,239
800	*	Lincare Holdings, Inc	25,136
900		Manor Care, Inc	31,761
200	*	NeighborCare, Inc	4,850
200	*	Option Care, Inc	2,278
800	*	Orthodontic Centers of
		America, Inc	6,320
762	*	Specialty Laboratories, Inc	8,230
800	*	Triad Hospitals, Inc	24,656

300		Universal Health Services,
		Inc (Class B)	$ 13,821

		TOTAL HEALTH SERVICES	385,522

HOLDING AND OTHER INVESTMENT OFFICES—3.08%
5,090		Allied Capital Corp	154,176
4,758		Archstone-Smith Trust	140,409
500		AvalonBay Communities,
		Inc	26,790
600		Boston Properties, Inc	32,586
200		CarrAmerica Realty Corp	6,780
1,000		Crescent Real Estate
		Equities Co	17,970
1,790		Duke Realty Corp	62,149
11,600		Equity Office Properties
		Trust	335,124
7,113		Equity Residential	212,323
200	*	FelCor Lodging Trust, Inc	2,084
500		Fremont General Corp	15,300
500		Friedman Billings Ramsey
		Group, Inc	13,495
2,100		General Growth Properties,
		Inc	73,815
800		Health Care Property
		Investors, Inc	22,640
200		Highwoods Properties, Inc	5,242
500		Hospitality Properties Trust	23,200
2,000		HRPT Properties Trust	22,600
600		iStar Financial, Inc	25,380
1,400		Kimco Realty Corp	71,372
200		Liberty Property Trust	9,000
700	*	Meristar Hospitality Corp	4,865
1,400		MFA Mortgage Investments,
		Inc	14,140
643		New Plan Excel Realty Trust	17,586
4,200		Plum Creek Timber Co, Inc	136,416
300		Popular, Inc	12,930
2,800		Prologis	100,436
1,738		Public Storage, Inc	84,571
400		Rouse Co	21,440
4,000		Simon Property Group, Inc	233,760
2,000		Vornado Realty Trust	120,960
14,800		Washington Mutual, Inc	632,108
450		Weingarten Realty Investors	15,570

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	2,667,217

HOTELS AND OTHER LODGING PLACES—0.13%
600	*	Boca Resorts, Inc (Class A)	10,470
500		Choice Hotels International,
		Inc	22,370
2,000		Extended Stay America, Inc	38,740

110 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES—(Continued)
700		Marcus Corp	$ 12,145
2,607	*	Prime Hospitality Corp	29,668

		TOTAL HOTELS AND OTHER
		LODGING PLACES	113,393

INDUSTRIAL MACHINERY AND EQUIPMENT—8.85%
12,000		3M Co	982,440
700		Alamo Group, Inc	12,173
900	*	American Standard Cos, Inc	102,375
1,100		Ampco-Pittsburgh Corp	14,201
3,447	*	Apple Computer, Inc	93,241
14,648	*	Applied Materials, Inc	313,174
179	*	Astec Industries, Inc	2,884
11,600		Baker Hughes, Inc	423,168
500		Black & Decker Corp	28,470
194	*	Brooks Automation, Inc	4,070
56,300	*	Cisco Systems, Inc	1,324,176
200	*	Cooper Cameron Corp	8,810
700		Cummins, Inc	40,915
3,200		Deere & Co	221,792
21,700	*	Dell, Inc	729,554
600		Diebold, Inc	28,872
200		Donaldson Co, Inc	5,306
22,300	*	EMC Corp	303,503
400	*	Emulex Corp	8,516
3,600	*	Gateway, Inc	19,008
1,500	*	Global Power Equipment
		Group, Inc	12,630
1,200		Graco, Inc	34,932
900	*	Grant Prideco, Inc	13,950
30,188		Hewlett-Packard Co	689,494
940	*	InFocus Corp	8,789
257	*	Interland, Inc	1,061
15,306		International Business
		Machines Corp	1,405,703
600	*	Lam Research Corp	15,126
1,100	*	Lexmark International, Inc	101,200
395		Lincoln Electric Holdings,
		Inc	11,119
700	*	Maxtor Corp	5,705
1,261	*	Milacron, Inc	4,376
1,200		Modine Manufacturing Co	31,272
2,300	*	Network Appliance, Inc	49,335
600		Nordson Corp	22,476
926	*	PalmOne, Inc	19,779
232		Pentair, Inc	13,688
5,200		Pitney Bowes, Inc	221,572
800	*	Quantum Corp	2,960
1,200	*	Sandisk Corp	34,044

2,031	*	Semitool, Inc	25,875
1,200	*	Smith International, Inc	$ 64,212
7,839	*	Solectron Corp	43,350
500		SPX Corp	22,740
400	*	Storage Technology Corp	11,132
1,900		Symbol Technologies, Inc	26,220
300	*	UNOVA, Inc	6,483
800	*	Western Digital Corp	8,984
6,300	*	Xerox Corp	91,791
100	*	Zebra Technologies Corp
		(Class A)	6,937

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	7,673,583

INSTRUMENTS AND RELATED PRODUCTS—3.47%
455	*	Advanced Medical Optics,
		Inc	11,102
400	*	Aksys Ltd	2,596
500	*	Align Technology, Inc	9,505
2,400		Applera Corp (Applied
		Biosystems Group)	47,472
400		Arrow International, Inc	11,956
500		Bard (C.R.), Inc	48,820
300		Bausch & Lomb, Inc	17,991
9,348		Baxter International, Inc	288,760
400		Beckman Coulter, Inc	21,816
3,800		Becton Dickinson & Co	184,224
3,210		Biomet, Inc	123,136
7,000	*	Boston Scientific Corp	296,660
638	*	Bruker BioSciences Corp	3,196
100	*	Cardiac Science, Inc	437
800	*	Cerus Corp	2,664
873	*	Closure Medical Corp	24,008
269	*	Concord Camera Corp	1,689
400	*	Credence Systems Corp	4,752
380	*	Cytyc Corp	8,455
600		Dentsply International, Inc	26,598
100	*	DJ Orthopedics, Inc	2,585
100	*	Edwards Lifesciences Corp	3,195
3,550		Guidant Corp	224,964
531	*	Input/Output, Inc	4,115
2,100	*	Invision Technologies, Inc	104,307
1,400	*	KLA-Tencor Corp	70,490
800	*	Lexar Media, Inc	13,248
13,500		Medtronic, Inc	644,625
200	*	Millipore Corp	10,276
247	*	MKS Instruments, Inc	5,930
551		Oakley, Inc	8,177
300	*	Orthologic Corp	2,325
1,200		PerkinElmer, Inc	24,828
1,700	*	St. Jude Medical, Inc	122,570
2,700		Stryker Corp	239,031

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 111

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
100	*	Techne Corp	$ 4,081
400		Tektronix, Inc	13,084
600		Teleflex, Inc	29,538
746	*	Theragenics Corp	4,013
300	*	Therasense, Inc	8,088
1,400	*	Thermo Electron Corp	39,592
500	*	TriPath Imaging, Inc	4,580
400	*	Varian Medical Systems, Inc	34,524
1,034	*	Vivus, Inc	6,276
800	*	Waters Corp	32,672
2,900	*	Zimmer Holdings, Inc	213,962
157	*	Zygo Corp	2,454

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	3,009,367

INSURANCE AGENTS, BROKERS AND SERVICE—0.80%
3,800		AON Corp	106,058
100		Brown & Brown, Inc	3,876
1,000		Gallagher (Arthur J.) & Co	32,570
9,700		Marsh & McLennan Cos, Inc	449,110
3,101	*	Medco Health Solutions, Inc	105,434

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	697,048

INSURANCE CARRIERS—5.40%
1,900		Aetna, Inc	170,468
5,800		Aflac, Inc	232,812
100		Ambac Financial Group, Inc	7,378
22,700		American International
		Group, Inc	1,619,645
1,518	*	Anthem, Inc	137,592
1,500		Chubb Corp	104,310
1,100		Cigna Corp	64,922
2,000		Cincinnati Financial Corp	86,900
500		Erie Indemnity Co (Class A)	24,130
152		Fidelity National Financial,
		Inc	6,055
3,000		Hartford Financial Services
		Group, Inc	191,100
800	*	Health Net, Inc	19,944
2,000	*	Humana, Inc	38,040
1,500		Jefferson-Pilot Corp	82,515
300		Leucadia National Corp	15,984
2,100		Lincoln National Corp	99,372
800		MBIA, Inc	50,160
100		MGIC Investment Corp	6,423
100	*	MONY Group, Inc	3,144
600		Oxford Health Plans, Inc	29,310
500	*	Pacificare Health Systems,
		Inc	19,775
700		Phoenix Cos, Inc	9,387

4,400		Principal Financial Group	$ 156,772
1,600		Progressive Corp	140,160
8,700		Prudential Financial, Inc	389,586
900		Safeco Corp	38,853
1,600		St. Paul Travelers Cos, Inc	64,016
9,800		Travelers Property Casualty
		Corp (Class B)	169,246
7,364		UnitedHealth Group, Inc	474,536
1,800		UnumProvident Corp	26,334
1,800	*	Wellpoint Health Networks,
		Inc	204,696

		TOTAL INSURANCE
		CARRIERS	4,683,565

LEATHER AND LEATHER PRODUCTS—0.09%
1,874	*	Coach, Inc	76,815

		TOTAL LEATHER AND
		LEATHER PRODUCTS	76,815

LUMBER AND WOOD PRODUCTS—0.01%
700	*	Champion Enterprises, Inc	7,420

		TOTAL LUMBER AND WOOD
		PRODUCTS	7,420

METAL MINING—0.14%
943	*	Cleveland-Cliffs, Inc	61,700
3,199		Royal Gold, Inc	56,654

		TOTAL METAL MINING	118,354

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.25%
986		Callaway Golf Co	18,714
800	*	K2, Inc	12,824
8,610		Mattel, Inc	158,768
300		Nautilus Group, Inc	4,725
597		Russ Berrie & Co, Inc	20,895
110	*	Steinway Musical
		Instruments, Inc	3,526

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	219,452

MISCELLANEOUS RETAIL—1.42%
1,548	*	Amazon.com, Inc	66,997
1,043	*	Blue Rhino Corp	17,668
4,100		CVS Corp	144,730
3,800	*	eBay, Inc	263,454
450	*	Marvel Enterprises, Inc	8,636
200		Michaels Stores, Inc	9,724
1,888	*	Office Depot, Inc	35,532
900		Omnicare, Inc	39,897
130	*	Overstock.com, Inc	4,014
684		Petsmart, Inc	18,646
4,659		Staples, Inc	118,292
700		Tiffany & Co	26,719

112 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS RETAIL—(Continued)
1,400	*	Toys ‘R’ Us, Inc	$ 23,520
12,200		Walgreen Co	401,990
1,408		World Fuel Services Corp	51,716

		TOTAL MISCELLANEOUS
		RETAIL	1,231,535

MOTION PICTURES—1.92%
29,456	*	Liberty Media Corp
		(Class A)	322,543
2,365	*	Metro-Goldwyn-Mayer, Inc	41,151
500		Regal Entertainment Group
		(Class A)	10,990
40,029	*	Time Warner, Inc	674,889
24,500		Walt Disney Co	612,255

		TOTAL MOTION PICTURES	1,661,828

NONDEPOSITORY INSTITUTIONS—4.25%
440		Advanta Corp (Class A)	7,374
2,340		American Capital Strategies
		Ltd	77,782
17,700		American Express Co	917,745
2,200		Capital One Financial Corp	165,946
1,100		CharterMac	27,258
2,810		CIT Group, Inc	106,921
1,525		Countrywide Financial Corp	146,248
12,315		Fannie Mae	915,620
9,100		Freddie Mac	537,446
14,750		MBNA Corp	407,543
500		MCG Capital Corp	10,095
308		Medallion Financial Corp	2,664
2,300	*	Providian Financial Corp	30,130
6,900		SLM Corp	288,765
300		Student Loan Corp	46,503

		TOTAL NONDEPOSITORY
		INSTITUTIONS	3,688,040

NONMETALLIC MINERALS, EXCEPT FUELS—0.12%
1,600		Amcol International Corp	27,920
1,600		Vulcan Materials Co	75,904

		TOTAL NONMETALLIC
		MINERALS, EXCEPT FUELS	103,824

OIL AND GAS EXTRACTION—2.89%
6,300		Anadarko Petroleum Corp	326,718
8,894		Apache Corp	383,954
900		Berry Petroleum Co
		(Class A)	24,552
600		Cabot Oil & Gas Corp
		(Class A)	18,336
4,174		Chesapeake Energy Corp	55,932
978	*	Cimarex Energy Co	28,264
309	*	Clayton Williams Energy,
		Inc	10,722

500	*	Comstock Resources, Inc	$ 9,935
1,300	*	Denbury Resources, Inc	21,918
5,593		Devon Energy Corp	325,233
300	*	Encore Acquisition Co	8,310
1,200	*	Energy Partners Ltd	16,020
2,500		ENSCO International, Inc	70,425
3,900		EOG Resources, Inc	178,971
500	*	Evergreen Resources, Inc	17,175
1,300	*	Forest Oil Corp	32,825
200	*	Global Industries Ltd	1,170
2,361	*	Harvest Natural Resources,
		Inc	34,494
900		Helmerich & Payne, Inc	25,785
2,712	*	Horizon Offshore, Inc	8,217
800	*	Houston Exploration Co	35,784
209	*	KCS Energy, Inc	2,236
968	*	Magnum Hunter Resources,
		Inc	9,816
3,033	*	Meridian Resource Corp	18,259
1,200	*	Newfield Exploration Co	57,516
1,800		Noble Energy, Inc	84,780
700	*	Nuevo Energy Co	22,792
1,000		Patina Oil & Gas Corp	26,250
700	*	Patterson-UTI Energy, Inc	24,787
4,100		Pioneer Natural Resources
		Co	132,430
1,500		Pogo Producing Co	68,805
700	*	Pride International, Inc	11,942
1,100		Range Resources Corp	13,343
600	*	Rowan Cos, Inc	12,654
400		St. Mary Land & Exploration
		Co	13,372
400	*	Stone Energy Corp	19,784
1,600	*	Swift Energy Co	30,160
800		Tidewater, Inc	22,504
1,200	*	Tom Brown, Inc	45,120
7,293	*	Transmontaigne, Inc	44,487
100	*	Varco International, Inc	1,801
100	*	Veritas DGC, Inc	2,070
2,100		Vintage Petroleum, Inc	30,786
1,200	*	Westport Resources Corp	39,588
5,207		XTO Energy, Inc	131,425

		TOTAL OIL AND GAS
		EXTRACTION	2,501,447

PAPER AND ALLIED PRODUCTS—0.79%
500		Bowater, Inc	21,815
7,400		Kimberly-Clark Corp	466,940
4,600		MeadWestvaco Corp	130,134
300	*	Pactiv Corp	6,675
1,600		Sonoco Products Co	38,848

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 113

 Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

PAPER AND ALLIED PRODUCTS—(Continued)
300		Temple-Inland, Inc	$ 19,002

		TOTAL PAPER AND ALLIED
		PRODUCTS	683,414

PERSONAL SERVICES—0.01%
405		CPI Corp	7,707

		TOTAL PERSONAL SERVICES	7,707

PETROLEUM AND COAL PRODUCTS—0.55%
2,031		Frontier Oil Corp	39,361
1,211	*	Headwaters, Inc	31,026
3,100		Sunoco, Inc	193,378
3,500		Valero Energy Corp	209,860

		TOTAL PETROLEUM AND
		COAL PRODUCTS	473,625

PRIMARY METAL INDUSTRIES—0.85%
1,287	*	Andrew Corp	22,523
368		Belden, Inc	6,981
399	*	Cable Design Technologies
		Corp	3,783
2,468	*	Century Aluminum Co	69,672
3,100		Engelhard Corp	92,659
400	*	General Cable Corp	2,952
100		Gibraltar Steel Corp	2,458
4,147	*	Liquidmetal Technologies,
		Inc	13,229
1,300	*	Lone Star Technologies, Inc	22,971
1,300	*	Maverick Tube Corp	30,615
1,700		Mueller Industries, Inc	57,783
2,300	*	NS Group, Inc	29,900
2,500		Nucor Corp	153,700
400		Quanex Corp	16,996
3,300		Ryerson Tull, Inc	43,197
972		Schnitzer Steel Industries,
		Inc (Class A)	31,162
1,812	*	Steel Dynamics, Inc	44,901
183		Tredegar Corp	2,677
4,500		Worthington Industries, Inc	86,265

		TOTAL PRIMARY METAL
		INDUSTRIES	734,424

PRINTING AND PUBLISHING—0.95%
600		Dow Jones & Co, Inc	28,746
100		Harte-Hanks, Inc	2,342
3,900		McGraw-Hill Cos, Inc	296,946
1,700		New York Times Co
		(Class A)	75,140
1,500		R.R. Donnelley & Sons Co	45,375
400		Scripps (E.W.) Co (Class A)	40,444
207		Standard Register Co	3,318
4,700		Tribune Co	237,068
200	*	Valassis Communications,
		Inc	6,080

100		Washington Post Co
		(Class B)	$ 88,441

		TOTAL PRINTING AND
		PUBLISHING	823,900

RAILROAD TRANSPORTATION—0.31%
500	*	Kansas City Southern
		Industries, Inc	6,950
12,000		Norfolk Southern Corp	265,080

		TOTAL RAILROAD
		TRANSPORTATION	272,030

REAL ESTATE—0.00%
396	*	Stewart Enterprises, Inc
		(Class A)	2,879

		TOTAL REAL ESTATE	2,879

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.09%
100		Bandag, Inc	4,977
1,100		Cooper Tire & Rubber Co	22,165
200		Reebok International Ltd	8,270
700	*	Sealed Air Corp	34,811
849	*	Vans, Inc	12,565

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTICS
		PRODUCTS	82,788

SECURITY AND COMMODITY BROKERS—1.98%
600		A.G. Edwards, Inc	23,472
2,199	*	Ameritrade Holding Corp	33,865
12,400		Charles Schwab Corp	143,964
200		Eaton Vance Corp	7,624
500		Federated Investors, Inc
		(Class B)	15,715
2,700		Franklin Resources, Inc	150,336
3,963		Goldman Sachs Group, Inc	413,539
6,100	*	Instinet Group, Inc	43,005
200	*	Investment Technology
		Group, Inc	3,060
2,300		Janus Capital Group, Inc	37,674
1,300	*	LaBranche & Co, Inc	14,573
500		Legg Mason, Inc	46,390
11,500		Merrill Lynch & Co, Inc	684,940
226	*	Piper Jaffray Cos	12,238
600		SEI Investments Co	19,800
1,200		T Rowe Price Group, Inc	64,596

		TOTAL SECURITY AND
		COMMODITY BROKERS	1,714,791

SPECIAL TRADE CONTRACTORS—0.00%
322	*	Quanta Services, Inc	2,280

		TOTAL SPECIAL TRADE
		CONTRACTORS	2,280

114 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS—0.17%
173	*	Cabot Microelectronics
		Corp	$ 7,308
12,081	*	Corning, Inc	135,066
26		Eagle Materials, Inc	1,530
89		Eagle Materials, Inc
		(Class B)	5,198

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	149,102

TRANSPORTATION BY AIR—0.61%
700	*	Airtran Holdings, Inc	8,316
200	*	Alaska Air Group, Inc	4,932
1,970	*	AMR Corp	25,078
300	*	Atlantic Coast Airlines
		Holdings, Inc	2,181
1,500	*	Continental Airlines, Inc
		(Class B)	18,795
2,673	*	Delta Air Lines, Inc	21,170
2,484		FedEx Corp	186,697
573	*	Frontier Airlines, Inc	5,971
1,050	*	JetBlue Airways Corp	26,555
384	*	Mesa Air Group, Inc	3,172
500	*	Petroleum Helicopters
		(Vote)	12,350
358		Skywest, Inc	6,888
14,700		Southwest Airlines Co	208,887

		TOTAL TRANSPORTATION
		BY AIR	530,992

TRANSPORTATION EQUIPMENT—0.99%
400		ArvinMeritor, Inc	7,932
2,000		Autoliv, Inc	82,000
1,341		Brunswick Corp	54,753
1,900		Dana Corp	37,734
10,800		Delphi Corp	107,568
300		Federal Signal Corp	5,955
1,500	*	Fleetwood Enterprises, Inc	18,420
1,126		Gentex Corp	48,846
5,000		Genuine Parts Co	163,600
428	*	Greenbrier Cos, Inc	7,229
4,900		Harley-Davidson, Inc	261,366
200	*	Sports Resorts International,
		Inc	782
200		Superior Industries
		International, Inc	7,088
100	*	Tenneco Automotive, Inc	1,269
300		Thor Industries, Inc	8,058
3,700		Visteon Corp	35,409
471	*	Wabash National Corp	11,116

		TOTAL TRANSPORTATION
		EQUIPMENT	859,125

TRANSPORTATION SERVICES—0.06%
1,300		GATX Corp	$ 28,821
150	*	RailAmerica, Inc	1,808
1,005		Sabre Holdings Corp	24,934

		TOTAL TRANSPORTATION
		SERVICES	55,563

TRUCKING AND WAREHOUSING—0.57%
7,129		United Parcel Service, Inc
		(Class B)	497,889

		TOTAL TRUCKING AND
		WAREHOUSING	497,889

WHOLESALE TRADE-DURABLE GOODS—2.67%
400		Action Performance Cos,
		Inc	6,108
500	*	Apogent Technologies, Inc	15,340
900		Barnes Group, Inc	25,101
300		BorgWarner, Inc	25,449
300		CDW Corp	20,283
1,489		Commercial Metals Co	47,410
1,900		IKON Office Solutions, Inc	24,320
600	*	Ingram Micro, Inc (Class A)	10,860
38,639		Johnson & Johnson	1,959,770
500	*	Patterson Dental Co	34,305
298		Pomeroy IT Solutions, Inc	4,321
1,500		Reliance Steel & Aluminum
		Co	52,725
100	*	Safeguard Scientifics, Inc	372
200	*	Tech Data Corp	8,188
1,600		W.W. Grainger, Inc	76,800

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	2,311,352

WHOLESALE TRADE-NONDURABLE GOODS—1.31%
500	*	Allscripts Healthcare
		Solutions, Inc	4,850
7,447		Cardinal Health, Inc	513,098
1,047		D&K Healthcare Resources,
		Inc	10,732
200	*	Henry Schein, Inc	14,284
5,300		McKesson Corp	159,477
2,367		Perrigo Co	47,458
3,005	*	Plains Resources, Inc	54,631
1,372	*	Priority Healthcare Corp
		(Class B)	29,210
200		Russell Corp	3,652
7,700		Sysco Corp	300,678

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	1,138,070

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 115

Statement of Investments (Unaudited) - Social Choice Equity Fund - March 31, 2004

PRINCIPAL		VALUE

	TOTAL COMMON STOCK
	(Cost $82,065,248)	$85,891,928

SHORT TERM INVESTMENTS—0.72%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.72%
	Federal Farm Credit Banks
	(FFCB)
$620,000	0.970%,04/01/04	619,983

	TOTAL U.S. GOVERNMENT
	AND AGENCIES DISCOUNT
	NOTES	619,983

	TOTAL SHORT TERM INVESTMENTS
	(Cost $619,983)	619,983

	TOTAL PORTFOLIO—99.79%
	(Cost $82,687,035)	86,514,238
	OTHER ASSETS &
	LIABILITIES, NET—0.21%	186,076

	NET ASSETS—100.00%	$86,700,314

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

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Statements of Assets and Liabilities (Unaudited)
TIAA-CREF Institutional Mutual Funds	Growth &	International	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap
March 31, 2004	Income Fund	Equity Fund	Value Fund	Growth Fund	Value Fund	Equity Fund

ASSETS
Portfolio investments, at cost	$630,846,351	$468,144,806	$161,121,280	$102,493,518	$ 87,394,333	$165,845,000
Net unrealized appreciation of portfolio investments	45,922,567	55,391,946	18,807,955	13,335,435	6,903,375	22,045,677

Portfolio investments, at value	676,768,918	523,536,752	179,929,235	115,828,953	94,297,708	187,890,677
Cash	4,116	6,408	66,959	90,544	79,299	517,068
Cash—foreign (cost of $2,855 and $975,511, respectively)	3,274	975,898	—	—	—	—
Receivable from securities transactions	2,569,917	30,439,977	12,244,448	411,529	7,795,661	10,105,254
Receivable from Fund shares sold	158,217	437,908	712,327	712,198	487,877	974,125
Due from investment advisor	9,450	13,000	—	—	—	—
Dividends and interest receivable	683,427	2,290,315	263,659	23,405	118,139	187,768

Total assets	680,197,319	557,700,258	193,216,628	117,066,629	102,778,684	199,674,892

LIABILITIES
Accrued expenses	135,427	151,859	87,848	61,490	45,321	77,428
Payable for securities transactions	4,539,039	31,972,349	13,692,455	888,558	9,316,005	11,105,176
Payable for Fund shares redeemed	9,000	87,699	76,975	61,529	98,118	84,707
Income distribution payable	721	—	—	—	—	—

Total liabilities	4,684,187	32,211,907	13,857,278	1,011,577	9,459,444	11,267,311

NET ASSETS	$675,513,132	$525,488,351	$179,359,350	$116,055,052	$ 93,319,240	$188,407,581

NET ASSETS CONSIST OF:
Paid-in-capital	683,390,903	447,674,321	149,716,216	101,105,203	82,280,527	162,782,824
Accumulated undistributed (overdistributed) net investment income	524,456	1,726,004	747,596	(12,407)	292,911	282,978
Accumulated undistributed net realized gain (loss) on total investments	(54,361,834)	20,708,732	10,087,583	1,626,821	3,842,427	3,296,102
Accumulated net unrealized appreciation on total investments	45,959,607	55,379,294	18,807,955	13,335,435	6,903,375	22,045,677

NET ASSETS	$675,513,132	$525,488,351	$179,359,350	$116,055,052	$ 93,319,240	$188,407,581

RETIREMENT CLASS:
Net Assets	$ 23,863,829	$ 48,484,902	$ 38,628,783	$ 65,849,597	$ 58,566,173	$ 95,151,819
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,865,265	4,540,054	2,932,291	4,460,308	4,144,899	6,588,026
Net asset value per share	$8.33	$10.68	$13.17	$14.76	$14.13	$14.44

INSTITUTIONAL CLASS:
Net Assets	$651,649,303	$477,003,449	$ 25,282,317	$ 3,026,114	$ 6,318,460	$ 37,729,801
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	78,592,439	45,573,426	1,922,942	204,356	446,106	2,600,398
Net asset value per share	$8.29	$10.47	$13.15	$14.81	$14.16	$14.51

RETAIL CLASS:
Net Assets	—	—	$115,448,250	$ 47,179,341	$ 28,434,607	$ 55,525,961
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	8,867,835	3,195,515	2,028,702	3,860,629
Net asset value per share	—	—	$13.02	$14.76	$14.02	$14.38

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited) (continued)
TIAA-CREF Institutional Mutual Funds
	S&P 500	Real Estate	Social Choice
March 31, 2004	Index Fund	Securities Fund	Equity Fund

ASSETS
Portfolio investments, at cost	$114,778,653	$289,386,057	$82,687,035
Net unrealized appreciation of portfolio investments	19,061,296	17,972,793	3,827,203

Portfolio investments, at value	133,839,949	307,358,850	86,514,238
Cash	10,025	—	2,210
Receivable from securities transactions	3,212	7,297,775	—
Receivable from Fund shares sold	504,557	3,716,200	126,400
Due from investment advisor	—	3,417	—
Dividends and interest receivable	154,315	1,157,720	76,306

Total assets	134,512,058	319,533,962	86,719,154

LIABILITIES
Accrued expenses	30,331	103,791	18,840
Due to custodian	—	1,138,618	—
Payable for securities transactions	117,156	10,126,658	—
Payable for Fund shares redeemed	149	341,673	—

Total liabilities	147,636	11,710,740	18,840

NET ASSETS	$134,364,422	$307,823,222	$86,700,314

NET ASSETS CONSIST OF:
Paid-in-capital	112,087,432	260,092,939	82,758,245
Accumulated undistributed net investment income	476,785	1,614,431	283,780
Accumulated undistributed net realized gain (loss) on total investments	2,729,029	28,143,059	(168,914)
Accumulated net unrealized appreciation on total investments	19,071,176	17,972,793	3,827,203

NET ASSETS	$134,364,422	$307,823,222	$86,700,314

RETIREMENT CLASS:
Net Assets	$ 35,556,193	$ 71,714,455	$20,042,602
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,734,284	5,237,785	2,183,014
Net asset value per share	$13.00	$13.69	$9.18

INSTITUTIONAL CLASS:
Net Assets	$ 98,808,229	$136,581,497	$66,657,712
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,625,863	10,078,193	7,366,789
Net asset value per share	$12.96	$13.55	$9.05

RETAIL CLASS:
Net Assets	—	$ 99,527,270	—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	7,417,169	—
Net asset value per share	—	$13.42	—

120 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (Unaudited)
TIAA-CREF Institutional Mutual Funds
	Growth &	International	Large-Cap
For the Six Months Ended March 31, 2004	Income Fund	Equity Fund	Value Fund

INVESTMENT INCOME
Interest	$ 29,694	$ 83,318	$ 5,747
Dividends	4,762,439	3,757,758	1,654,886
Foreign taxes withheld	(6,391)	(211,245)	(395)

Total income	4,785,742	3,629,831	1,660,238

EXPENSES
Investment management fees	249,520	212,499	58,799
Service Agreement Fees—Retirement Class	27,475	49,929	41,213
Service Agreement Fees—Institutional Class	121,527	66,428	4,076
Service Agreement Fees—Retail Class	—	—	168,920
Custody fees	25,323	153,593	9,860
Audit fees	27,837	21,073	6,560
Registration fees—Retirement Class	545	7,555	15,449
Registration fees—Institutional Class	15,424	25,228	8,878
Registration fees—Retail Class	—	—	49,659
Trustee fees and expenses	2,521	1,674	430

Total expenses before expense reimbursement	470,172	537,979	363,844
Less expenses reimbursed by the investment advisor (See Note 2)	(7,000)	(13,000)	(66,000)

Net expenses	463,172	524,979	297,844

Net investment income	4,322,570	3,104,852	1,362,394

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	32,033,208	57,079,554	12,794,476
Futures transactions	806,097	—	—
Foreign currency transactions	(36,988)	(39,385)	—

Net realized gain on total investments	32,802,317	57,040,169	12,794,476

Change in unrealized appreciation on:
Portfolio investments	35,420,172	37,328,156	9,853,619
Futures transactions	137,928	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	800	3,832	—

Net change in unrealized appreciation on total investments	35,558,900	37,331,988	9,853,619

Net realized and unrealized gain on total investments	68,361,217	94,372,157	22,648,095

Net increase in net assets resulting from operations	$72,683,787	$97,477,009	$24,010,489

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 121

Statements of Operations (Unaudited) (continued)
TIAA-CREF Institutional Mutual Funds	Mid-Cap	Mid-Cap	Small-Cap	S&P 500	Real Estate	Social Choice
For the Six Months Ended March 31, 2004	Growth Fund	Value Fund	Equity Fund	Index Fund	Securities Fund	Equity Fund

INVESTMENT INCOME
Interest	$ 7,706	$ 6,323	$ 8,878	$ 6,955	$ 55,781	$ 3,308
Dividends	188,944	604,969	823,856	1,021,154	5,192,022	612,499
Foreign taxes withheld	(115)	(661)	(174)	—	(300)	(16)

Total income	196,535	610,631	832,560	1,028,109	5,247,503	615,791

EXPENSES
Investment management fees	36,096	24,293	55,211	23,626	100,982	14,935
Service Agreement Fees—Retirement Class	86,108	61,431	109,039	41,214	58,100	24,864
Service Agreement Fees—Institutional Class	501	1,050	6,215	9,388	24,846	6,004
Service Agreement Fees—Retail Class	61,189	31,922	40,675	—	108,892	—
Custody fees	24,161	11,081	56,429	19,541	9,880	13,036
Audit fees	4,028	2,711	6,161	5,272	10,015	3,332
Registration fees—Retirement Class	31,304	21,650	27,734	7,305	11,553	4,065
Registration fees—Institutional Class	1,045	2,087	7,204	9,479	29,352	4,672
Registration fees—Retail Class	17,346	8,681	12,069	—	18,925	—
Trustee fees and expenses	194	127	310	406	602	286

Total expenses before expense reimbursement	261,972	165,033	321,047	116,231	373,147	71,194
Less expenses reimbursed by the investment advisor (See Note 2)	(57,000)	(32,000)	(81,000)	(25,000)	(51,000)	(15,000)

Net expenses	204,972	133,033	240,047	91,231	322,147	56,194

Net investment income (loss)	(8,437)	477,598	592,513	936,878	4,925,356	559,597

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	2,698,337	4,313,955	6,412,304	3,617,163	35,591,768	47,336
Futures transactions	—	—	—	(180,153)	—	—
Foreign currency transactions	—	(219)	—	—	—	—

Net realized gain on total investments	2,698,337	4,313,736	6,412,304	3,437,010	35,591,768	47,336

Change in unrealized appreciation on:
Portfolio investments	8,680,196	4,827,995	15,446,940	9,554,079	9,093,378	9,138,004
Futures transactions	—	—	—	9,880	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	(3)	—	—	—	—

Net change in unrealized appreciation on total investments	8,680,196	4,827,992	15,446,940	9,563,959	9,093,378	9,138,004

Net realized and unrealized gain on total investments	11,378,533	9,141,728	21,859,244	13,000,969	44,685,146	9,185,340

Net increase in net assets resulting from operations	$11,370,096	$9,619,326	$22,451,757	$13,937,847	$49,610,502	$9,744,937

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

TIAA-CREF Institutional Mutual Funds

	Growth & Income Fund		International Equity Fund		Large-Cap Value Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS
OPERATIONS
Net investment income	$ 4,322,570	$ 6,923,129	$ 3,104,852	$ 6,213,753	$ 1,362,394	$ 1,196,820
Net realized gain (loss) on total investments	32,802,317	(22,446,414)	57,040,169	(5,230,009)	12,794,476	3,745,930
Net change in unrealized appreciation on total investments	35,558,900	102,390,340	37,331,988	71,808,986	9,853,619	10,311,362

Net increase from operations	72,683,787	86,867,055	97,477,009	72,792,730	24,010,489	15,254,112

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(73,148)	(16,030)	(37,317)	(45)	(112,625)	(580)
Institutional Class	(4,009,736)	(6,772,254)	(7,294,418)	(3,988,549)	(225,240)	(9,574)
Retail Class	—	—	—	—	(1,363,078)	(118,451)
From realized gains:
Retirement Class	—	—	—	—	(993,550)	—
Institutional Class	—	—	—	—	(854,856)	—
Retail Class	—	—	—	—	(4,261,173)	—

Total distributions	(4,082,884)	(6,788,284)	(7,331,735)	(3,988,594)	(7,810,522)	(128,605)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	14,448,786	7,765,201	34,059,295	9,161,248	26,441,122	9,337,846
Institutional Class	79,033,293	49,056,738	21,394,650	96,024,741	8,191,753	13,322,780
Retail Class	—	—	—	—	18,412,784	54,009,734

Total shareholder transactions	93,482,079	56,821,939	55,453,945	105,185,989	53,045,659	76,670,360

Total increase in net assets	162,082,982	136,900,710	145,599,219	173,990,125	69,245,626	91,795,867
NET ASSETS
Beginning of period	513,430,150	376,529,440	379,889,132	205,899,007	110,113,724	18,317,857

End of period	$675,513,132	$513,430,150	$525,488,351	$379,889,132	$179,359,350	$110,113,724

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)
TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Fund		Mid-Cap Value Fund		Small-Cap Equity Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ (8,437)	$ 2,793	$ 477,598	$ 307,525	$ 592,513	$ 444,984
Net realized gain on total investments	2,698,337	1,911,610	4,313,736	1,407,116	6,412,304	5,328,696
Net change in unrealized appreciation on total investments	8,680,196	5,444,532	4,827,992	2,998,384	15,446,940	7,883,583

Net increase from operations	11,370,096	7,358,935	9,619,326	4,713,025	22,451,757	13,657,263

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(2,167)	(18)	(144,631)	(608)	(159,787)	(370)
Institutional Class	(4,596)	(26)	(49,959)	(2,883)	(166,706)	(4,819)
Retail Class	—	(1,570)	(238,395)	(66,665)	(363,682)	(89,453)
From realized gains:
Retirement Class	(1,648,692)	(2)	(1,065,435)	—	(3,629,107)	—
Institutional Class	(84,429)	(3)	(168,323)	—	(2,041,489)	—
Retail Class	(1,246,794)	(180)	(589,346)	—	(2,565,183)	—

Total distributions	(2,986,678)	(1,799)	(2,256,089)	(70,156)	(8,925,954)	(94,642)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	35,863,035	23,648,632	38,641,660	14,549,465	60,610,191	27,451,800
Institutional Class	850,711	1,391,967	1,525,725	3,323,806	15,554,285	16,014,579
Retail Class	21,547,638	7,803,023	16,634,930	(2,395,256)	22,840,009	311,763

Total shareholder transactions	58,261,384	32,843,622	56,802,315	15,478,015	99,004,485	43,778,142

Total increase in net assets	66,644,802	40,200,758	64,165,552	20,120,884	112,530,288	57,340,763
NET ASSETS
Beginning of period	49,410,250	9,209,492	29,153,688	9,032,804	75,877,293	18,536,530

End of period	$116,055,052	$49,410,250	$93,319,240	$29,153,688	$188,407,581	$75,877,293

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds
	S&P 500 Index Fund		Real Estate Securities Fund		Social Choice Equity Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS
OPERATIONS
Net investment income	$ 936,878	$ 1,118,087	$ 4,925,356	$ 3,989,978	$ 559,597	$ 822,800
Net realized gain (loss) on total investments	3,437,010	(707,981)	35,591,768	14,120,615	47,336	2,166,598
Net change in unrealized appreciation on total investments	9,563,959	12,605,399	9,093,378	9,483,663	9,138,004	8,492,782

Net increase from operations	13,937,847	13,015,505	49,610,502	27,594,256	9,744,937	11,482,180

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(100,604)	(480)	(532,851)	(124,419)	(51,990)	(395)
Institutional Class	(1,256,098)	(279,028)	(2,285,285)	(2,010,369)	(870,731)	(554,070)
Retail Class	—	—	(1,090,269)	(1,314,632)	—	—
From realized gains:
Retirement Class	—	(1)	(2,945,018)	(142)	—	—
Institutional Class	—	(240)	(12,362,136)	(7,245)	—	—
Retail Class	—	—	(6,209,981)	(32,562)	—	—

Total distributions	(1,356,702)	(279,749)	(25,425,540)	(3,489,369)	(922,721)	(554,465)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	20,443,081	12,239,557	53,356,688	13,024,997	9,467,076	8,723,367
Institutional Class	10,910,527	23,494,120	24,576,877	84,299,248	8,685,372	3,894,224
Retail Class	—	—	39,505,820	25,329,112	—	—

Total shareholder transactions	31,353,608	35,733,677	117,439,385	122,653,357	18,152,448	12,617,591

Total increase in net assets	43,934,753	48,469,433	141,624,347	146,758,244	26,974,664	23,545,306
NET ASSETS
Beginning of period	90,429,669	41,960,236	166,198,875	19,440,631	59,725,650	36,180,344

End of period	$134,364,422	$90,429,669	$307,823,222	$166,198,875	$86,700,314	$59,725,650

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

TIAA-CREF Institutional Mutual Funds

	Growth & Income Fund

	Retirement Class		Institutional Class

		For the Period						For the Period
	For the	October 1, 2002	For the					June 14, 1999
	Six Months	(commencement of	Six Months					(commencement of
	Ended	operations) to	Ended	For the Years Ended September				operations) to
	March 31,	September 30,	March 31,					September 30,
	2004 (a)	2003 (a)	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)		(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 7.39	$ 6.14	$ 7.36	$ 6.14	$ 7.91	$11.24	$ 9.76	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.04	0.07	0.06	0.10	0.09	0.09	0.10	0.04
Net realized and unrealized gain (loss) on total investments	0.93	1.22	0.92	1.22	(1.78)	(3.15)	1.49	(0.25)

Total gain (loss) from investment operations	0.97	1.29	0.98	1.32	(1.69)	(3.06)	1.59	(0.21)

Less distributions from:
Net investment income	(0.03)	(0.04)	(0.05)	(0.10)	(0.08)	(0.09)	(0.10)	(0.03)
Net realized gains	—	—	—	—	—	(0.18)	(0.01)	—

Total distributions	(0.03)	(0.04)	(0.05)	(0.10)	(0.08)	(0.27)	(0.11)	(0.03)

Net asset value, end of period	$ 8.33	$ 7.39	$ 8.29	$ 7.36	$ 6.14	$ 7.91	$ 11.24	$ 9.76

TOTAL RETURN	13.16%	21.14%	13.36%	21.62%	(21.51)%	(27.66)%	16.18%	(2.05)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$23,864	$8,027	$651,649	$505,404	$376,529	$169,880	$65,334	$25,174
Ratio of expenses to average net assets before expense waiver and reimbursement	0.26%	0.48%	0.07%	0.15%	0.29%	0.44%	0.78%	0.38%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22%	0.47%	0.07%	0.14%	0.22%	0.22%	0.22%	0.07%
Ratio of net investment income to average net assets	0.54%	1.02%	0.70%	1.48%	1.18%	1.10%	1.02%	0.36%
Portfolio turnover rate	46.51%	149.57%	46.51%	149.57%	127.75%	49.56%	37.95%	10.95%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	International Equity Fund

	Retirement Class		Institutional Class

		For the Period						For the Period
	For the	October 1, 2002	For the					June 14, 1999
	Six Months	(commencement of	Six Months					(commencement of
	Ended	operations) to	Ended	For the Years Ended September 30,				operations) to
	March 31,	September 30,	March 31,					September 30,
	2004 (a)	2003 (a)	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)		(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 8.65	$6.86	$ 8.56	$ 6.86	$ 8.08	$12.55	$10.66	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.06	0.13	0.07	0.17	0.15	0.10	0.07	0.04
Net realized and unrealized gain (loss) on total investments	1.99	1.66	2.00	1.65	(1.29)	(4.06)	1.94	0.62

Total gain (loss) from investment operations	2.05	1.79	2.07	1.82	(1.14)	(3.96)	2.01	0.66

Less distributions from:
Net investment income	(0.02)	—	(0.16)	(0.12)	(0.08)	(0.04)	(0.05)	—
Net realized gains	—	—	—	—	—	(0.47)	(0.07)	—

Total distributions	(0.02)	—	(0.16)	(0.12)	(0.08)	(0.51)	(0.12)	—

Net asset value, end of period	$10.68	$8.65	$10.47	$ 8.56	$ 6.86	$ 8.08	$12.55	$10.66

TOTAL RETURN	23.65%	26.15%	24.31%	26.90%	(14.28)%	(32.63)%	18.58%	6.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$48,485	$9,863	$477,003	$370,026	$205,899	$120,436	$83,841	$27,472
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32%	0.61%	0.10%	0.27%	0.44%	0.52%	0.70%	0.39%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27%	0.54%	0.10%	0.20%	0.29%	0.29%	0.29%	0.09%
Ratio of net investment income to average net assets	0.58%	1.61%	0.66%	2.20%	1.80%	1.51%	0.94%	0.45%
Portfolio turnover rate	86.57%	156.48%	86.57%	156.48%	77.63%	77.83%	105.37%	21.35%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of
	Ended	Ended	operations) to	Ended	Ended	operations) to	Ended	Ended	operations) to
	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.55	$ 9.16	$10.00	$11.59	$ 9.16	$10.00	$11.52	$ 9.16	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.11	0.21	0.01	0.13	0.25	0.01	0.11	0.22	0.01
Net realized and unrealized gain (loss) on total investments	2.12	2.24	(0.85)	2.12	2.22	(0.85)	2.11	2.20	(0.85)

Total gain (loss) from investment operations	2.23	2.45	(0.84)	2.25	2.47	(0.84)	2.22	2.42	(0.84)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.14)	(0.04)	—	(0.17)	(0.06)	—
Net realized gains	(0.55)	—	—	(0.55)	—	—	(0.55)	—	—

Total distributions	(0.61)	(0.06)	—	(0.69)	(0.04)	—	(0.72)	(0.06)	—

Net asset value, end of period	$13.17	$11.55	$ 9.16	$13.15	$11.59	$ 9.16	$13.02	$11.52	$ 9.16

TOTAL RETURN	19.42%	26.94%	(8.40)%	19.68%	26.98%	(8.40)%	19.55%	26.47%	(8.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$38,629	$9,943	$92	$25,282	$14,822	$92	$115,448	$85,349	$18,135
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29%	0.54%	0.03%	0.08%	0.21%	0.01%	0.27%	0.51%	0.03%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income to average net assets	0.88%	1.89%	0.09%	1.06%	2.31%	0.11%	0.91%	1.99%	0.09%
Portfolio turnover rate	83.40%	184.99%	25.09%	83.40%	184.99%	25.09%	83.40%	184.99%	25.09%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of
	Ended	Ended	operations) to	Ended	Ended	operations) to	Ended	Ended	operations) to
	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.97	$ 9.21	$10.00	$13.02	$ 9.21	$10.00	$12.98	$ 9.21	$10.00

Gain (loss) from investment operations:
Net investment income (b)	—(c)	—	—	0.02	0.04	—	—(c)	—	—
Net realized and unrealized gain (loss) on total investments	2.29	3.76	(0.79)	2.29	3.77	(0.79)	2.28	3.77	(0.79)

Total gain (loss) from investment operations	2.29	3.76	(0.79)	2.31	3.81	(0.79)	2.28	3.77	(0.79)

Less distributions from:
Net investment income	—	—(c)	—	(0.03)	—	—	—	—(c)	—
Net realized gains	(0.50)	—(c)	—	(0.49)	—(c)	—	(0.50)	—(c)	—

Total distributions	(0.50)	—(c)	—	(0.52)	—(c)	—	(0.50)	—(c)	—

Net asset value, end of period	$14.76	$12.97	$ 9.21	$14.81	$13.02	$ 9.21	$14.76	$12.98	$ 9.21

TOTAL RETURN	17.70%	40.85%	(7.90)%	17.95%	41.37%	(7.90)%	17.71%	40.96%	(7.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$65,850	$25,519	$92	$3,026	$1,887	$92	$47,179	$22,004	$9,025
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32%	0.73%	0.03%	0.11%	0.39%	0.01%	0.27%	0.69%	0.03%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income (loss) to average net assets	(0.02)%	(0.02)%	0.02%	0.14%	0.31%	0.04%	0.00%	0.01%	0.02%
Portfolio turnover rate	51.90%	162.02%	18.61%	51.90%	162.02%	18.61%	51.90%	162.02%	18.61%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of
	Ended	Ended	operations) to	Ended	Ended	operations) to	Ended	Ended	operations) to
	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.95	$ 9.03	$10.00	$12.02	$ 9.03	$10.00	$11.97	$ 9.03	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.10	0.18	0.01	0.13	0.22	0.01	0.11	0.19	0.01
Net realized and unrealized gain (loss) on total investments	2.59	2.80	(0.98)	2.59	2.81	(0.98)	2.57	2.80	(0.98)

Total gain (loss) from investment operations	2.69	2.98	(0.97)	2.72	3.03	(0.97)	2.68	2.99	(0.97)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.13)	(0.04)	—	(0.18)	(0.05)	—
Net realized gains	(0.45)	—	—	(0.45)	—	—	(0.45)	—	—

Total distributions	(0.51)	(0.06)	—	(0.58)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.13	$11.95	$ 9.03	$14.16	$12.02	$ 9.03	$14.02	$11.97	$ 9.03

TOTAL RETURN	22.65%	33.27%	(9.70)%	22.93%	33.63%	(9.70)%	22.70%	33.29%	(9.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$58,566	$15,669	$90	$6,318	$4,009	$90	$28,435	$9,476	$8,852
Ratio of expenses to average net assets before expense waiver and reimbursement	0.30%	0.65%	0.03%	0.11%	0.32%	0.01%	0.26%	0.62%	0.03%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income to average net assets	0.76%	1.52%	0.12%	0.93%	2.05%	0.14%	0.78%	1.83%	0.11%
Portfolio turnover rate	94.53%	214.97%	15.01%	94.53%	214.97%	15.01%	94.53%	214.97%	15.01%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Equity Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of
	Ended	Ended	operations) to	Ended	Ended	operations) to	Ended	Ended	operations) to
	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.62	$ 9.27	$10.00	$12.68	$ 9.27	$10.00	$12.64	$ 9.27	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.05	0.11	0.01	0.08	0.14	0.02	0.06	0.12	0.02
Net realized and unrealized gain (loss) on total investments	2.74	3.28	(0.74)	2.76	3.29	(0.75)	2.74	3.29	(0.75)

Total gain (loss) from investment operations	2.79	3.39	(0.73)	2.84	3.43	(0.73)	2.80	3.41	(0.73)

Less distributions from:
Net investment income	(0.04)	(0.04)	—	(0.08)	(0.02)	—	(0.13)	(0.04)	—
Net realized gains	(0.93)	—	—	(0.93)	—	—	(0.93)	—	—

Total distributions	(0.97)	(0.04)	—	(1.01)	(0.02)	—	(1.06)	(0.04)	—

Net asset value, end of period	$14.44	$12.62	$ 9.27	$14.51	$12.68	$ 9.27	$14.38	$12.64	$ 9.27

TOTAL RETURN	22.57%	36.65%	(7.30)%	22.84%	37.12%	(7.30)%	22.66%	36.90%	(7.30)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$95,152	$29,036	$93	$37,730	$18,702	$93	$55,526	$28,139	$18,351
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31%	0.95%	0.03%	0.12%	0.62%	0.01%	0.19%	0.78%	0.02%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.15%	0.30%	0.02%
Ratio of net investment income to average net assets	0.36%	0.89%	0.15%	0.53%	1.25%	0.17%	0.45%	1.10%	0.16%
Portfolio turnover rate	119.75%	328.39%	14.52%	119.75%	328.39%	14.52%	119.75%	328.39%	14.52%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	S&P 500 Index Fund

	Retirement Class			Institutional Class

			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of
	Ended	Ended	operations) to	Ended	Ended	operations) to
	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.48	$ 9.32	$10.00	$11.52	$ 9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.08	0.14	0.01	0.10	0.18	0.01
Net realized and unrealized gain (loss) on total investments	1.50	2.07	(0.69)	1.51	2.07	(0.69)

Total gain (loss) from investment operations	1.58	2.21	(0.68)	1.61	2.25	(0.68)

Less distributions from:
Net investment income	(0.06)	(0.05)	—	(0.17)	(0.05)	—

Total distributions	(0.06)	(0.05)	—	(0.17)	(0.05)	—

Net asset value, end of period	$13.00	$11.48	$ 9.32	$12.96	$11.52	$ 9.32

TOTAL RETURN	13.73%	23.77%	(6.80)%	13.98%	24.23%	(6.80)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$35,556	$12,860	$93	$98,808	$77,569	$41,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.27%	0.51%	0.03%	0.05%	0.17%	0.01%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22%	0.43%	0.03%	0.04%	0.08%	0.01%
Ratio of net investment income to average net assets	0.65%	1.27%	0.11%	0.83%	1.68%	0.13%
Portfolio turnover rate	16.50%	19.84%	0.00%	16.50%	19.84%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Real Estate Securities Fund

	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of	Six Months	For the Year	(commencement of
	Ended	Ended	operations) to	Ended	Ended	operations) to	Ended	Ended	operations) to
	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,	March 31,	September 30,	September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.40	$ 9.72	$10.00	$12.32	$ 9.72	$10.00	$12.22	$ 9.72	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.29	0.57	0.05	0.28	0.59	0.05	0.27	0.52	0.05
Net realized and unrealized gain (loss) on total investments	2.53	2.39	(0.31)	2.53	2.37	(0.31)	2.49	2.39	(0.31)

Total gain (loss) from investment operations	2.82	2.96	(0.26)	2.81	2.96	(0.26)	2.76	2.91	(0.26)

Less distributions from:
Net investment income	(0.19)	(0.27)	(0.02)	(0.24)	(0.35)	(0.02)	(0.22)	(0.40)	(0.02)
Net realized gains	(1.34)	(0.01)	—	(1.34)	(0.01)	—	(1.34)	(0.01)	—

Total distributions	(1.53)	(0.28)	(0.02)	(1.58)	(0.36)	(0.02)	(1.56)	(0.41)	(0.02)

Net asset value, end of period	$13.69	$12.40	$ 9.72	$13.55	$12.32	$ 9.72	$13.42	$12.22	$ 9.72

TOTAL RETURN	24.15%	30.92%	(2.58)%	24.37%	30.94%	(2.56)%	24.13%	30.66%	(2.59)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$71,714	$14,207	$97	$136,581	$99,389	$97	$99,527	$52,603	$19,246
Ratio of expenses to average net assets before expense waiver and reimbursement	0.27%	0.51%	0.03%	0.09%	0.18%	0.01%	0.26%	0.47%	0.03%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.23%	0.48%	0.03%	0.07%	0.15%	0.01%	0.22%	0.45%	0.03%
Ratio of net investment income to average net assets	2.23%	4.81%	0.51%	2.21%	5.27%	0.53%	2.14%	4.80%	0.50%
Portfolio turnover rate	218.52%	317.14%	15.45%	218.52%	317.14%	15.45%	218.52%	317.14%	15.45%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Social Choice Equity Fund

	Retirement Class		Institutional Class

		For the Period						For the Period
	For the	October 1, 2002	For the					June 14, 1999
	Six Months	(commencement of	Six Months					(commencement of
	Ended	operations) to	Ended	For the Years Ended September 30,				operations) to
	March 31,	September 30,	March 31,					September 30,
	2004 (a)	2003 (a)	2004 (a)	2003	2002	2001	2000	1999 (a)

	(Unaudited)		(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.01	$6.41	$ 7.96	$ 6.41	$ 8.03	$ 11.16	$ 9.86	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.05	0.09	0.07	0.12	0.11	0.10	0.11	0.04
Net realized and unrealized gain (loss) on total investments	1.15	1.54	1.15	1.52	(1.64)	(2.94)	1.25	(0.18)

Total gain (loss) from investment operations	1.20	1.63	1.22	1.64	(1.53)	(2.84)	1.36	(0.14)

Less distributions from:
Net investment income	(0.03)	(0.03)	(0.13)	(0.09)	(0.09)	(0.11)	(0.06)	—
Net realized gains	—	—	—	—	—	(0.18)	—	—

Total distributions	(0.03)	(0.03)	(0.13)	(0.09)	(0.09)	(0.29)	(0.06)	—

Net asset value, end of period	$9.18	$8.01	$ 9.05	$ 7.96	$ 6.41	$ 8.03	$11.16	$ 9.86

TOTAL RETURN	15.03%	25.42%	15.38%	25.89%	(19.34)%	(25.99)%	13.84%	(1.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$20,043	$8,936	$66,658	$50,790	$36,180	$26,460	$29,307	$24,731
Ratio of expenses to average net assets before expense waiver and reimbursement	0.28%	0.48%	0.05%	0.13%	0.81%	0.97%	0.90%	0.37%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22%	0.43%	0.04%	0.08%	0.18%	0.18%	0.18%	0.05%
Ratio of net investment income to average net assets	0.59%	1.16%	0.79%	1.65%	1.34%	1.12%	1.00%	0.37%
Portfolio turnover rate	1.31%	27.53%	1.31%	27.53%	21.71%	4.96%	16.22%	0.06%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (Unaudited)

TIAA-CREF Institutional Mutual Funds

Note 1. Significant Accounting Policies

TIAA-CREF Institutional Mutual Funds (“the Funds”) is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. These financial statements consist of nine of the twenty-three funds comprising TIAA-CREF Institutional Mutual Funds: the Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, S&P 500 Index, Real Estate Securities, and Social Choice Equity Funds (collectively, the “Funds”). The Growth & Income, International Equity and Social Choice Equity Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America (“TIAA”). The remaining six Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. In addition, the Growth & Income, International Equity, and Social Choice Equity Funds opened a Retirement Class on October 1, 2002 with a $100,000 seed money investment in each class by TIAA. At March 31, 2004, TIAA had remaining seed money investment in the Funds as follows:

	Value of TIAA’s Seed Money Investment at March 31, 2004

	Retirement	Institutional	Retail
	Class	Class	Class	Total

Real Estate Securities Fund	$157,810	$158,145	$12,639,181	$12,955,136

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, LLC (“Services”), a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. (“Advisors”), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The

148 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (continued)

following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of Investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield of such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net asset value is calculated.

Accounting for Investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 149

Notes to Financial Statements (continued)

Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market “ at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income and Real Estate Securities Funds where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

150 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (continued)

Note 2. Management Agreement

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund’s net assets, based on the average daily net assets of each Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Retirement Class shares expired on September 30, 2003. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Various other expenses (including custody, audit, regulatory and trustee fees) are borne directly by the Funds/Classes. Advisors will receive the following annual percentages of each Fund’s/Classes’ average daily net assets for investment management and service agreement fees:

	Investment
	Management
	Fee	Service Agreement Fee

	All	Retirement	Institutional	Retail
	Classes	Class	Class	Class

Growth & Income Fund	0.08%	0.34%	0.04%	—
International Equity Fund	0.09%	0.34%	0.03%	—
Large-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Growth Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Small-Cap Equity Fund	0.08%	0.34%	0.04%	0.19%
S&P 500 Index Fund	0.04%	0.34%	0.02%	—
Real Estate Securities Fund	0.09%	0.34%	0.04%	0.33%
Social Choice Equity Fund	0.04%	0.34%	0.02%	—

To limit the Funds’ expenses during their initial periods of operations, Advisors has agreed to reimburse the Funds if expenses, as described above, exceed the percentages listed below.

	Retirement	Institutional	Retail
	Class	Class	Class

Growth & Income Fund	0.44%	0.14%	—
International Equity Fund	0.55%	0.20%	—
Large-Cap Value Fund	0.48%	0.14%	0.44%
Mid-Cap Growth Fund	0.48%	0.14%	0.44%
Mid-Cap Value Fund	0.48%	0.14%	0.44%
Small-Cap Equity Fund	0.48%	0.14%	0.30%
S&P 500 Index Fund	0.44%	0.08%	—
Real Estate Securities Fund	0.47%	0.15%	0.45%
Social Choice Equity Fund	0.44%	0.08%	—

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 151

Notes to Financial Statements (continued)

Note 3. Investments

At March 31,2004 net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Growth & Income Fund	$62,209,347	$16,286,780	$45,922,567
International Equity Fund	62,847,490	7,455,544	55,391,946
Large-Cap Value Fund	20,298,090	1,490,135	18,807,955
Mid-Cap Growth Fund	15,333,038	1,997,603	13,335,435
Mid-Cap Value Fund	8,132,047	1,228,672	6,903,375
Small-Cap Equity Fund	25,504,161	3,458,484	22,045,677
S&P 500 Index Fund	19,704,249	642,953	19,061,296
Real Estate Securities Fund	19,414,249	1,441,456	17,972,793
Social Choice Equity Fund	10,109,912	6,282,709	3,827,203

At March 31, 2004, the Growth & Income and S&P 500 Index Funds, held open futures contracts as follows:

	Futures	Number of	Market	Expiration	Unrealized
Fund	Contracts	Contracts	Value	Date	Gain

Growth & Income	S&P 500 Index	3	$ 843,675	June 2004	$ 4,596
Growth & Income	S&P 500 Mini Index	35	1,968,575	June 2004	30,344
S&P 500 Index	S&P 500 Mini Index	18	1,012,410	June 2004	9,881

Purchases and sales of securities, other than short-term money market instruments, for the Funds for the six months ended March 31, 2004, were as follows:

	Non-Government	Non-Government
	Purchases	Sales

Growth & Income Fund	$384,587,544	$284,145,490
International Equity Fund	451,994,823	400,209,109
Large-Cap Value Fund	168,873,994	122,181,180
Mid-Cap Growth Fund	100,985,651	45,959,725
Mid-Cap Value Fund	112,136,025	57,401,552
Small-Cap Equity Fund	254,028,396	163,291,794
S&P 500 Index Fund	49,810,643	19,025,311
Real Estate Securities Fund	569,882,272	482,054,473
Social Choice Equity Fund	18,570,265	970,368

152 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Note 4. Trustee Fees

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

Note 5. Shareholder Transactions

	Growth & Income Fund

	For the Six Months		For the Period October 1, 2002
	Ended		(commencement of operations) to
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$ —	—	$ 100,000	16,286
Seed money redemptions	—	—	(120,471)	(16,368)
Subscriptions	14,675,981	1,807,604	8,564,437	1,177,244
Reinvestment of distributions	73,148	8,877	16,030	2,202
Redemptions	(300,343)	(37,010)	(794,795)	(93,570)

Net increase	$14,448,786	1,779,471	$7,765,201	1,085,794

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$139,227,180	17,241,855	$170,812,357	25,200,469
Reinvestment of distributions	3,404,642	415,590	6,518,330	975,348
Exchanges	(75,842)	(9,283)	(34,303,000)	(5,296,176)
Redemptions	(63,522,687)	(7,684,838)	(93,970,949)	(13,532,587)

Net increase	$ 79,033,293	9,963,324	$ 49,056,738	7,347,054

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 153

Notes to Financial Statements (continued)

	International Equity Fund

	For the Six Months		For the Period October 1, 2002
	Ended		(commencement of operations) to
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$ —	—	$ 100,000	14,577
Seed money redemptions	—	—	(117,543)	(14,583)
Subscriptions	55,106,566	5,579,808	19,722,892	2,384,187
Reinvestment of distributions	37,317	3,721	45	6
Redemptions	(21,084,588)	(2,183,752)	(10,544,146)	(1,243,910)

Net increase	$ 34,059,295	3,399,777	$ 9,161,248	1,140,277

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Subscriptions	$81,004,158	8,223,448	$112,100,873	15,244,095
Reinvestment of distributions	5,524,078	563,107	3,315,175	469,424
Exchanges	(52,282)	(5,116)	(1,210,000)	(172,164)
Redemptions	(65,081,304)	(6,412,760)	(18,181,307)	(2,336,776)

Net increase	$21,394,650	2,368,679	$ 96,024,741	13,204,579

154 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (continued)

	Large-Cap Value Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$ —	—	$ (112,554)	(10,058)
Subscriptions	29,020,193	2,269,218	10,088,016	913,533
Reinvestment of distributions	1,106,174	87,514	580	59
Redemptions	(3,685,245)	(284,956)	(638,196)	(53,027)

Net increase	$26,441,122	2,071,776	$ 9,337,846	850,507

Institutional Class:
Seed money redemptions	$ —	—	$ (112,702)	(10,036)
Subscriptions	9,326,130	731,645	14,917,948	1,404,132
Reinvestment of distributions	102,938	8,169	3,501	353
Redemptions	(1,237,315)	(96,055)	(1,485,967)	(125,274)

Net increase	$ 8,191,753	643,759	$13,322,780	1,269,175

Retail Class:
Seed money redemptions	$ —	—	$(22,535,000)	(2,011,282)
Subscriptions	8,729,282	688,846	5,196,695	479,918
Reinvestment of distributions	5,581,846	447,094	118,170	11,938
Exchanges	4,440,553	351,383	71,330,646	6,976,546
Redemptions	(338,897)	(25,979)	(100,777)	(30,634)

Net increase	$18,412,784	1,461,344	$ 54,009,734	5,426,486

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 155

Notes to Financial Statements (continued)

	Mid-Cap Growth Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$ —	—	$ (124,422)	(10,002)
Subscriptions	40,139,404	2,790,645	27,144,891	2,239,622
Reinvestment of distributions	1,648,689	116,350	17	2
Redemptions	(5,925,058)	(413,531)	(3,371,854)	(272,786)

Net increase	$35,863,035	2,493,464	$23,648,632	1,956,836

Institutional Class:
Seed money redemptions	$ —	—	$ (124,702)	(10,000)
Subscriptions	958,800	66,751	2,237,098	192,934
Reinvestment of distributions	27,672	1,949	3	—
Redemptions	(135,761)	(9,301)	(720,432)	(47,985)

Net increase	$ 850,711	59,399	$1,391,967	134,949

Retail Class:
Seed money redemptions	$ —	—	$(12,313,236)	(980,147)
Subscriptions	15,591,790	1,080,840	10,139,848	876,040
Reinvestment of distributions	1,221,595	86,235	1,763	176
Exchanges	7,744,605	542,079	11,342,187	960,214
Redemptions	(3,010,352)	(209,443)	(1,367,539)	(140,484)

Net increase	$21,547,638	1,499,711	$ 7,803,023	715,799

156 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (continued)

	Mid-Cap Value Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$ —	—	$ (113,602)	(10,062)
Subscriptions	41,032,855	3,004,432	15,117,447	1,341,584
Reinvestment of distributions	1,210,066	90,506	608	62
Redemptions	(3,601,261)	(260,719)	(454,988)	(30,912)

Net increase	$38,641,660	2,834,219	$14,549,465	1,300,672

Institutional Class:
Seed money redemptions	$ —	—	$ (113,844)	(10,039)
Subscriptions	1,785,862	131,101	4,360,446	404,250
Reinvestment of distributions	76,386	5,705	527	54
Redemptions	(336,523)	(24,116)	(923,323)	(70,857)

Net increase	$1,525,725	112,690	$3,323,806	323,408

Retail Class:
Seed money redemptions	$ —	—	$(11,311,423)	(985,423)
Subscriptions	10,354,366	764,546	6,764,962	645,657
Reinvestment of distributions	780,846	58,929	66,254	6,804
Exchanges	7,664,625	569,996	4,390,626	405,620
Redemptions	(2,164,907)	(156,581)	(2,305,675)	(260,851)

Net increase (decrease)	$16,634,930	1,236,890	$ (2,395,256)	(188,193)

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 157

Notes to Financial Statements (continued)

	Small-Cap Equity Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$ —	—	$ (119,245)	(10,037)
Subscriptions	71,638,500	5,090,044	30,933,306	2,572,711
Reinvestment of distributions	3,788,891	277,371	370	37
Redemptions	(14,817,200)	(1,079,839)	(3,362,631)	(272,269)

Net increase	$ 60,610,191	4,287,576	$27,451,800	2,290,442

Institutional Class:
Seed money redemptions	$ —	—	$ (119,593)	(10,025)
Subscriptions	15,895,283	1,147,530	19,250,389	1,742,676
Reinvestment of distributions	1,168,635	85,239	2,154	218
Redemptions	(1,509,633)	(106,783)	(3,118,371)	(268,465)

Net increase	$15,554,285	1,125,986	$16,014,579	1,464,404

Retail Class:
Seed money redemptions	$ —	—	$(24,933,917)	(1,987,900)
Subscriptions	14,056,979	1,004,133	8,430,302	746,781
Reinvestment of distributions	2,869,958	211,007	89,191	9,060
Exchanges	8,083,903	573,007	18,414,161	1,665,247
Redemptions	(2,170,831)	(154,160)	(1,687,974)	(186,551)

Net increase	$22,840,009	1,633,987	$ 311,763	246,637

158 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (continued)

	S&P 500 Index Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$ —	—	$ (113,443)	(10,048)
Subscriptions	21,406,706	1,689,029	14,216,880	1,298,977
Reinvestment of distributions	100,603	7,878	481	48
Redemptions	(1,064,228)	(82,668)	(1,864,361)	(178,940)

Net increase	$20,443,081	1,614,239	$12,239,557	1,110,037

Institutional Class:
Seed money redemptions	$(29,559,528)	(2,352,318)	$(24,992,000)	(2,174,495)
Subscriptions	61,817,454	4,877,119	51,153,412	4,670,172
Reinvestment of distributions	963,580	75,813	228,539	22,831
Exchanges	66,317	5,201	—	—
Redemptions	(22,377,296)	(1,712,184)	(2,895,831)	(276,284)

Net increase	$ 10,910,527	893,631	$ 23,494,120	2,242,224

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 159

Notes to Financial Statements (continued)

	Real Estate Securities Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$55,166,017	4,222,589	$14,519,010	1,264,727
Reinvestment of distributions	3,477,869	281,920	124,776	10,422
Redemptions	(5,287,198)	(412,226)	(1,618,789)	(139,655)

Net increase	$53,356,688	4,092,283	$13,024,997	1,135,494

Institutional Class:
Subscriptions	$ 43,716,052	3,434,697	$69,213,255	6,480,028
Reinvestment of distributions	10,285,487	845,654	1,480,117	128,275
Exchanges	—	—	16,645,695	1,717,772
Redemptions	(29,424,662)	(2,267,144)	(3,039,819)	(271,097)

Net increase	$ 24,576,877	2,013,207	$84,299,248	8,054,978

Retail Class:
Seed money redemptions	$(10,000,000)	(794,912)	$ (5,000,000)	(428,816)
Subscriptions	35,482,471	2,774,814	18,825,800	1,697,560
Reinvestment of distributions	7,063,930	587,211	1,366,555	124,851
Exchanges	11,567,487	905,204	11,336,676	1,047,509
Redemptions	(4,608,068)	(360,401)	(1,199,919)	(115,856)

Net increase	$ 39,505,820	3,111,916	$25,329,112	2,325,248

160 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (continued)

	Social Choice Equity Fund

	For the Six Months		For the Period October 1, 2002
	Ended		(commencement of operations) to
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money subscriptions	$ —	—	$ 100,000	15,601
Seed money redemptions	—	—	(123,539)	(15,658)
Subscriptions	10,836,774	1,221,169	9,411,256	1,186,334
Reinvestment of distributions	51,990	5,822	395	57
Redemptions	(1,421,688)	(159,596)	(664,745)	(70,715)

Net increase	$ 9,467,076	1,067,395	$8,723,367	1,115,619

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Seed money redemptions	$ —	—	$(17,000,661)	(2,145,468)
Subscriptions	10,199,134	1,163,680	23,350,327	3,226,023
Reinvestment of distributions	642,990	73,150	437,624	64,168
Redemptions	(2,156,752)	(251,550)	(2,893,066)	(409,783)

Net increase	$ 8,685,372	985,280	$ 3,894,224	734,940

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 161

Notes to Financial Statements (concluded)

Note 6. Distributions to Shareholders

The tax character of distributions paid to shareholders during the six months ended September 30, 2003 were as follows:

	Ordinary	Long-term
	Income	Capital gain	Total

Growth & Income Fund	$6,788,284	$ —	$6,788,284
International Equity Fund	3,988,594	—	3,988,594
Large-Cap Value Fund	128,605	—	128,605
Mid-Cap Growth Fund	1,799	—	1,799
Mid-Cap Value Fund	70,156	—	70,156
Small-Cap Equity Fund	94,642	—	94,642
S&P 500 Index Fund	279,508	241	279,749
Real Estate Securities Fund	3,479,173	10,196	3,489,369
Social Choice Equity Fund	554,465	—	554,465

The tax character of the fiscal year 2004 distributions will be determined at the end of the fiscal year.

Note 7. Line of Credit

Each of the Funds, except the Real Estate Securities Fund, participate in a $2.25 billion unsecured revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the six months ended March 31, 2004, there were no borrowings under this credit facility by the Funds.

162 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	SEE NOTES TO FINANCIAL STATEMENTS

2003 TIAA-CREF Institutional Mutual Funds Special Meeting

On December 15, 2003, at a special meeting of shareholders, the following persons were elected to serve on the Board:

Nominee	Dollars For	Percent	Dollars Withheld	Percent

Willard T. Carleton	$4,006,730,726.02	98.677%	$53,728,039.15	1.323%
Martin J. Gruber	4,012,058,123.55	98.808	48,400,641.62	1.192
Bridget A. Macaskill	4,012,752,040.36	98.825	47,706,724.81	1.175

Nancy L. Jacob, Bevis Longstreth, Stephen A. Ross, Maceo K. Sloan, and
Robert W. Vishny continued in office.

2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 163

Management

Current TIAA-CREF Institutional Mutual Funds Board of Trustees and Executive Officers

Disinterested Trustees

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

WILLARD T. CARLETON	70	Trustee	Indefinite term.	Professor of Finance Emeritus, University of	53	None
4911 E. Parade Ground Loop			Trustee since 2003.	Arizona, College of Business and Public
Tucson, AZ 85712-6623				Administration. Formerly, Donald R.
Diamond Professor of Finance, University
of Arizona, 1999-2001, and Karl L. Eller
Professor of Finance, University of Arizona,
1984-1999. Trustee of TIAA, 1984-2003.
MARTIN J. GRUBER	66	Chairman of the	Indefinite term.	Nomura Professor of Finance, New York	53	Director, Scudder
New York University		Board of Trustees	Trustee since 2000.	University, Stern School of Business.		Investments New York
Stern School of Business				Formerly, Chairman, Department of		Japan Equity Fund, Inc.,
Henry Kaufman Management				Finance, New York University, Stern School		the Singapore Fund, Inc.,
Education Center				of Business. Trustee of TIAA, 1996-2000.		and the Thai Capital
44 West 4th Street, Suite 988						Fund, Inc.
New York, NY 10012
NANCY L. JACOB	61	Trustee	Indefinite term.	President and Managing Principal, Windermere	53	None
Windermere Investment Associates			Trustee since 1999.	Investment Associates. Formerly, Chairman and
121 S.W. Morrison Street				Chief Executive Officer, CTC Consulting, Inc.,
Suite 925				and Executive Vice President, U.S. Trust of the
Portland, OR 97204				Pacific Northwest.
BEVIS LONGSTRETH	70	Trustee	Indefinite term.	Retired Partner, Debevoise & Plimpton.	53	Member of the Board of
Debevoise & Plimpton			Trustee since 1999.	Formerly, Partner and Of Counsel of		Directors of AMVESCAP,
919 Third Avenue				Debevoise & Plimpton, Adjunct Professor		PLC and Chairman of
New York, NY 10022-6225				at Columbia University School of Law and		the Investment
				Commissioner of the U.S. Securities and		Committee of the
				Exchange Commission.		Nathan Cummings
Foundation.
BRIDGET A. MACASKILL	55	Trustee	Indefinite term.	Formerly, Chairman, Oppenheimer Funds,	53	Director, J Sainsbury plc
160 East 81st Street			Trustee since 2003.	Inc., 2000-2001. Chief Executive Officer,		and Prudential plc.
New York, NY 10028				1995-2001; President, 1991-2000; and
Chief Operating Officer, 1989-1995 of that firm.

STEPHEN A. ROSS	60	Trustee	Indefinite term.	Franco Modigliani Professor of Finance and	53	Director, Freddie Mac
Sloan School of Management			Trustee since 1999.	Economics, Sloan School of Management,		and Algorithmics, Inc.;
Massachusetts Institute				Massachusetts Institute of Technology,		Co-Chairman, Roll &
of Technology				Co-Chairman, Roll & Ross Asset Management		Ross Asset Management
77 Massachusetts Avenue				Corp., and CEO of Compensation Valuation		Corp.; and Principal, IV
Cambridge, MA 02139				Incorporated. Formerly, Sterling Professor of		Capital, Ltd.
Economics and Finance, Yale School of
Management, Yale University.

164 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retirement Class	2004 Semiannual Report Retirement Class • TIAA-CREF Institutional Mutual Funds	| 165

SEE NOTES TO FINANCIAL STATEMENTS

Disinterested Trustees (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

MACEO K. SLOAN	54	Trustee	Indefinite term	.Chairman, President and Chief Executive	53	Director, SCANA
NCM Capital Management			Trustee since 1999.	Officer, Sloan Financial Group, Inc., and		Corporation and M&F
Group, Inc.				Chairman and Chief Executive Officer,		Bancorp, Inc.
2634 Chapel Hill Boulevard,				NCM Capital Management Group, Inc.,
Suite 206				since 1991.
Durham, NC 27707
ROBERT W. VISHNY	45	Trustee	Indefinite term.	Eric J. Gleacher Distinguished Service	53	None
University of Chicago			Trustee since 1999.	Professor of Finance, University of Chicago,
Graduate School of Business				Graduate School of Business. Founding
1101 East 58th Street				Partner, LSV Asset Management.
Chicago, IL 60637

Executive Officers

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer	Held by Officer

HERBERT M. ALLISON, JR.	60	President and	Indefinite term.	Chairman, President and Chief Executive	.N/A	Member of the Board of
TIAA-CREF		Chief Executive	President and	Officer of TIAA. President and Chief Executive		Directors of the New York
730 Third Avenue		Officer	Chief Executive	Officer of CREF, TIAA-CREF Mutual Funds,		Stock Exchange
New York, NY 10017-3206			Officer since 2002.	TIAA-CREF Institutional Mutual Funds,
TIAA-CREF Life Funds and TIAA Separate
Account VA-1 (these funds are collectively
referred to as the “TIAA-CREF Funds”).
Formerly, President and Chief Executive
Officer of Alliance for LifeLong Learning, Inc.,
2000-2002. President, Chief Operating Officer
and Member of the Board of Directors of
Merrill Lynch & Co., Inc., 1997-1999.
GARY CHINERY	54	Vice President	Indefinite term.	Vice President of TIAA and Treasurer of TIAA	N/A	N/A
TIAA-CREF		and Treasurer	Vice President	and the TIAA-CREF Funds. Vice President
730 Third Avenue			and Treasurer	and Treasurer of Teachers Advisors, Inc.
New York, NY 10017-3206			since 2004.	(“Advisors”), TIAA-CREF Investment
Management, LLC (“Investment Management”),
TIAA-CREF Individual and Institutional
Services, LLC (“Services”), Teachers Personal
Investors Services, Inc. (“TPIS”), TIAA-CREF
Tuition Financing, Inc. (“Tuition Financing”)
and TIAA-CREF Life Insurance Company
(“TIAA-CREF Life”).

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SEE NOTES TO FINANCIAL STATEMENTS

Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer	Held by Officer

SCOTT C. EVANS	44	Executive Vice	Indefinite term.	Executive Vice President, Chief Investment	N/A	N/A
TIAA-CREF		President, Chief	Executive Vice	Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue		Investment Officer	President since	President and Chief Executive Officer of
New York, NY 10017-3206			1999. Chief Investment	Investment Management and Advisors.
			Officer since 2004.	Director of TIAA-CREF Life and Advisors;
and Manager of Investment Management.
I. STEVEN GOLDSTEIN	51	Executive Vice	Indefinite term.	Executive Vice President, Public Affairs, of	N/A	N/A
TIAA-CREF		President	Executive Vice	TIAA and the TIAA-CREF Funds. Director of
730 Third Avenue			President since	TIAA-CREF Life. Formerly, Advisor for
New York, NY 10017-3206			2003.	McKinsey & Company, 2003; Vice President,
Corporate Communications for Dow Jones & Co.
and The Wall Street Journal, 2001-2002;
and Senior Vice President and Chief
Communications Officer for Insurance
Information Institute, 1993-2001.
E. LAVERNE JONES	55	Vice President	Indefinite term.	Vice President and Corporate Secretary of	N/A	N/A
TIAA-CREF		and Corporate	Vice President	TIAA and the TIAA-CREF Funds.
730 Third Avenue		Secretary	and Corporate
New York, NY 10017-3206			Secretary since 1999.
SUSAN S. KOZIK	46	Executive Vice	Indefinite term.	Executive Vice President and Chief Technology	N/A	N/A
TIAA-CREF		President	Executive Vice	Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue			President since 2003.	Formerly, Vice President of IT Operations
New York, NY 10017-3206				and Services, Lucent Technologies, 2000-2003;
and Senior Vice President and Chief
Technology Officer, Penn Mutual Life
Insurance Company, 1997-2000.
GEORGE W. MADISON	50	Executive Vice	Indefinite term.	Executive Vice President and General	N/A	N/A
TIAA-CREF		President	Executive Vice	Counsel of TIAA and the TIAA-CREF Funds.
730 Third Avenue			President since 2003.	Formerly, Executive Vice President,
New York, NY 10017-3206				Corporate Secretary, and General Counsel
of Comerica Incorporated.
ERWIN W. MARTENS	48	Executive Vice	Indefinite term.	Executive Vice President, Risk Management,	N/A	N/A
TIAA-CREF		President	Executive Vice	of TIAA and the TIAA-CREF Funds. Director
730 Third Avenue			President since 2003.	of Advisors, Services, TPIS, Tuition
New York, NY 10017-3206				Financing and TIAA-CREF Life and
Manager of Investment Management. Formerly,
Managing Director and Chief Risk Officer,
Putnam Investments, 1999-2003; and
Head and Deputy Head of Global Market
Risk Management, 1997-1999.

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SEE NOTES TO FINANCIAL STATEMENTS

Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer	Held by Officer

ELIZABETH A. MONRAD	49	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial	N/A	Director,Colgate-
TIAA-CREF		President	Executive Vice	Officer of TIAA, the TIAA-CREF Funds, Advisors and		Palmolive Company
730 Third Avenue			President since 2003.	Investment Management. Executive Vice President
New York, NY 10017-3206				of TPIS, Services and Tuition Financing. Director of
Advisors, TPIS, Tuition Financing and TIAA-CREF
Life. Manager of Investment Management and
Services. Executive Vice President, Finance,
Actuarial and Facilities of TIAA-CREF Life.
Formerly, Chief Financial Officer and Senior Vice
President of General Re (2000-2003),
Chief Financial Officer of its North American
Reinsurance Operations (1997-2000).
Formerly, Partner Coopers & Lybrand.
FRANCES NOLAN	46	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of	N/A	N/A
TIAA-CREF		President	Executive Vice	TIAA and the TIAA-CREF Funds. President,
730 Third Avenue			President since 2000.	Chief Executive Officer and Manager of
New York, NY 10017-3206				Services. Director of TPIS, Tuition Financing
and TIAA-CREF Life. Formerly, Executive
Vice President, Retirement Services,
CREF and TIAA, 2000-2003; Vice President,
Eastern Division, 1994-2000.
DERMOT J. O’BRIEN	38	Executive Vice	Indefinite term.	Executive Vice President, Human Resources,	N/A	N/A
TIAA-CREF		President	Executive Vice	of TIAA and the TIAA-CREF Funds. Director,
730 Third Avenue			President since 2003.	TIAA-CREF Life. Formerly, First Vice President
New York, NY 10017-3206				and Head of Human Resources, International
Private Client Division, Merrill Lynch & Co.,
1999-Feb. 2003; and Vice President and
Head of Human Resources—Japan
Morgan Stanley, 1998-1999.
BERTRAM L. SCOTT	53	President	Indefinite term.	Executive Vice President, Product	N/A	N/A
TIAA-CREF			President since 2003.	Management, of TIAA and the TIAA-CREF
730 Third Avenue				Funds. Chairman of the Board, President
New York, NY 10017-3206				and Chief Executive Officer of TIAA-CREF
Life. Director of TPIS; Manager of Services;
President and Director of Tuition Financing.
Formerly, President and Chief Executive
Officer, Horizon Mercy, 1996-2000.

JOHN A. SOMERS	60	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the	N/A	N/A
TIAA-CREF		President	Executive Vice	TIAA-CREF Funds. Executive Vice President
730 Third Avenue			President since 1999.	of Investment Management and Advisors
New York, NY 10017-3206				and Director of TIAA-CREF Life.

 The fund’s Statement of Additional Information (SAI) includes additional information about the fund’s directors and is available, without charge, upon request, by calling 877 518-9161.

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TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges, and expenses carefully before investing. Please call 877 518-9161 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guaranteed.

Information

TIAA-CREF Web Center

Account performance, personal account
information and transactions, product
descriptions, calculators to estimate retirement
income and allocate assets, and information
about investment choices and income options
 TIAA-CREF.org
24 hours a day, 7 days a week

Telephone Counseling Center
Retirement saving and planning, income
options and payments, and tax reporting
 800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

Planning and Service Center
 TIAA-CREF Mutual Funds, after-tax
annuities, and life insurance
 800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

Automated Telephone Service
 Account performance, personal account
information and transactions, and
product information
 800 842-2252
24 hours a day, 7 days a week

For Hearing- or Speech-Impaired
Participants
 800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF Trust Company, FSB
 Asset management, trust administration,
estate planning, planned giving,
and endowment management
 888 842-9001
8 a.m. to 5 p.m. CT, Monday–Friday
TIAA-CREF Tuition Financing, Inc.
 Tuition financing programs
 888 381-8283
8 a.m. to 11 p.m. ET, Monday–Friday

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Sign up for electronic delivery at tiaa-cref.org/howto/edelivery.html

Printed on recycled paper

©2004 Teachers Insurance and Annuity Association—	A30241
College Retirement Equities Fund (TIAA-CREF), New York, NY 10017	05/04
C31801

2004 semiannual report
TIAA-CREF
Institutional Mutual Funds
Retail Class

Financial statements (unaudited)
including statements of investments
March 31, 2004

large-cap value	small-cap equity
mid-cap growth	real estate securities
mid-cap value	inflation-linked bond

Retail Class Performance Overview as of 3/31/2004
		Average Annual Compound Rates
		of Total Return
	Inception Date	1 year	Since Inception
Equities
Large-Cap Value Fund	10/1/2002	46.67%	31.70%
Mid-Cap Growth Fund	10/1/2002	49.06	40.11
Mid-Cap Value Fund	10/1/2002	55.92	38.77
Small-Cap Equity Fund	10/1/2002	64.76	41.23
Real Estate Securities Fund	10/1/2002	55.09	38.00

Fixed Income
Inflation-Linked Bond Fund	10/1/2002	10.45	9.05

Due to market volatility, recent performance of the TIAA-CREF Institutional Mutual Funds may differ from the figures shown in this report. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 223-1200. Past performance should not be taken as a guarantee of future rates of return. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less upon redemption.

The TIAA-CREF Institutional Mutual Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company. The Russell indexes are not mutual funds, and you cannot invest directly in them.

With This Report, A New Look
The format of this year’s TIAA-CREF Institutional Mutual Funds Semiannual Report is new. While the page size is smaller, the report offers more information about the funds in which you’ve invested. This smaller size cuts printing costs—savings that benefit all investors. We have added new features, including an Investor Insight box with useful information about each fund, and a description of each fund’s benchmark. These features respond to requests from investors and are part of our ongoing commitment to communicate clearly about investment performance.

Contents

Report to Investors	2	Financial Statements
		Statements of Assets and
Fund Performance		Liabilities	70
Large-Cap Value Fund	4	Statements of Operations	72
Mid-Cap Growth Fund	7	Statements of Changes in
Mid-Cap Value Fund	10	Net Assets	74
Small-Cap Equity Fund	13	Financial Highlights	78
Real Estate Securities Fund	16	Notes to Financial Statements	90
Inflation-Linked Bond Fund	19
		2003 TIAA-CREF Institutional
Statement of Investments		Mutual Funds Special Meeting	103
Large-Cap Value Fund	22
Mid-Cap Growth Fund	28	Management	104
Mid-Cap Value Fund	36
Small-Cap Equity Fund	41	For More Information	Back Cover
Real Estate Securities Fund	67
Inflation-Linked Bond Fund	69

Report to Investors

This report contains the performance and financial statements for the TIAA-CREF Institutional Mutual Funds that offer the Retail Class shares, for the six-month period that ended March 31, 2004. The financial statements include information about other share classes that are not the subject of this report.

     The U.S. stock markets produced strong gains during the 12 months that ended on March 31, 2004. This was part of a worldwide advance that saw the Morgan Stanley World IndexSM soar 43.87% during this period. The Russell 3000® Index, which tracks the broad domestic stock market, advanced 38.19%. Momentum slowed, however, during the first quarter of 2004, when the Russell index posted a return of 2.23%.

     The rally in stocks, which began in March 2003, was spurred by economic recovery in the United States and by mushrooming growth in China, both of which improved the prospects for global growth. Between January and March of 2004, however, monthly inflows of money into U.S. equity funds dropped by nearly half. A widespread concern that may have affected flows was that any hike in interest rates by the Federal Reserve would slow the recovery, while also making bonds a more competitive alternative to equities.

     Investors’ preferences for value stocks versus growth produced a significant shift in the stock market. During the 12 months that ended on September 30, 2003, the Russell 3000 Growth Index had outperformed its value issues, 26.94% to 24.89%. During the fourth quarter of 2003, its value counterpart, the Russell 3000 Value Index, took the lead, and by the end of the first quarter of 2004, value stocks had posted a six-month return of 18.16%, versus 11.84% for growth stocks.

     Regardless of this shift, small- and mid-cap stocks were still outpacing stocks of larger companies. For the six-month period, the small-cap Russell 2000® Index climbed 21.69% and the Russell Midcap® Index gained 19.83%, while the predominantly large-cap Russell 1000® returned 14.40%.

     All five equity funds reported on here had double-digit returns for the six-month period. The returns of the three funds using the Dual Investment Management Strategy® outperformed their benchmarks, as did the Small-Cap Equity Fund, which is managed using quantitative techniques and the Real Estate Securities Fund.

The five-year period that ended in March 2004 provides a textbook case of the value of diversification.

2 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Scott Evans
Executive Vice President and
Chief Investment Officer

     Fixed-income returns for the period were below historical norms for the last quarter century as interest rates stopped their fall and began to rise. The Lehman Brothers U.S. Aggregate Index, which includes corporate, government, and asset-backed issues, rose 2.98%. The Inflation-Linked Bond Fund closely tracked its benchmark, producing a six-month return of 6.80% that was more than double that of the overall market for domestic bonds.

     Detailed explanations of the funds’ performance appear on the following pages.

     The five-year period that ended in March 2004 provides a textbook case of the value of diversification. Back in the first quarter of 1999, portfolio managers had just experienced four consecutive years when the Russell 3000 gained 20% or more. How many investors expected that, over the next five years, the U.S. bond market, as measured by the Lehman Brothers index, would produce a cumulative return of 42.17%, versus only 0.72% for the Russell 3000? (For the decade ending in March 2004, however, the Russell 3000 posted a cumulative return of 195.78%, versus 106.89% for the Lehman index.) Unexpected results like these make diversification crucial to any successful investment plan. The 17 funds that TIAA-CREF offers to individual investors enable you to build a diversified portfolio.

Scott Evans
Executive Vice President and
Chief Investment Officer

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 3

Large-Cap Value Fund    Value Stocks of Larger Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Large-Cap Value Fund returned 19.55% for the Retail Share Class, topping the 17.65% return for its benchmark, the Russell 1000® Value Index, and the 15.89% average return of similar funds, as measured by the Morningstar Large Value category.

Value stocks shine.

For the period, value stocks as a group handily outperformed growth stocks. The Russell 3000® Value Index, which tracks value stocks of all sizes, advanced 18.16%, while its growth counterpart, the Russell 3000 Growth Index, gained 11.84%. (These indexes are subsets of the Russell 3000, a broad measure of the domestic market.) Among value stocks, the predominantly large-cap Russell 1000 lagged both the 24.42% surge of the small-cap Russell 2000® Value Index and the 21.38% rise of the Russell Mid-cap® Value Index.

Stock selection adds luster.

For the six-month period, the fund topped the strong performance of its benchmark, primarily because of successful stock selection. The best performers in this period included agricultural-supply giant Monsanto, HMO Aetna, and Altria, the parent company of Philip Morris. Underweight positions in companies that underperformed the index, such as Ford Motor Company, also boosted returns.

     The positive effect of those holdings was partly offset by lower returns from home mortgage provider Fannie Mae, network storage producer Emulex, and Tenet Healthcare. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions, including Motorola and AT&T Wireless, also detracted from returns.

     The fund invested 0.46% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

4 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Large-Cap Value Fund    Value Stocks of Larger Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TCLCX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Large-Cap Value Fund
Retail Class	46.67%	31.70%	19.55%	51.20%
Benchmark:
Russell 1000® Value Index[2]	40.82	28.85	17.65	46.32
Peer group:
Morningstar Large Value category	38.51	26.51	15.89	42.40

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

1 Inception date: 10/1/2002

2 Russell 1000 is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 5

Large-Cap Value Fund    Value Stocks of Larger Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Citigroup, Inc	5.12
ExxonMobil Corp	5.03
Altria Group, Inc	3.61
Bank One Corp	2.61
FleetBoston Financial Corp	2.58
Fannie Mae	2.17
Verizon Communications, Inc	2.09
Monsanto Co	2.08
SBC Communications, Inc	1.85
Freddie Mac	1.81

Total	28.95

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (3/31/2004)	$115.45	million

Annualized Expense Charge[1]
Retail Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell 1000 Value Index had an average annual return of 12.61%, outperforming the 9.79% return of the Russell 1000 Growth Index during the same period. Past performance does not, of course, guarantee future results, and future returns could be very different.

6 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Mid-Cap Growth Fund    Growth Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Mid-Cap Growth Fund returned 17.71% for the Retail Share Class, topping the 17.58% gain of its benchmark, the Russell Midcap® Growth Index, and the 15.60% average return of similar funds, as measured by the Morningstar Mid Growth category.

Growth stocks trail value stocks.

Although growth stocks as a group outpaced value issues during the one-year period ending September 30, 2003, during the following six months value stocks significantly outperformed growth stocks. The Russell 3000® Growth Index, which tracks growth stocks of all sizes, advanced 11.84%, while its value counterpart, the Russell 3000 Value Index, climbed 18.16%. (Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.) Among growth stocks, mid caps topped the 11.28% increase of the predominantly large-cap Russell 1000® Growth Index, but lagged the 18.97% rise of the small-cap Russell 2000® Growth Index. (Small- and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Stock selection helps the fund beat the benchmark.

For the six-month period ending March 31, 2004, the fund surpassed the solid return of its benchmark, primarily because of successful stock selection. The best performers in this period included HMO Aetna, Onyx Pharmaceuticals, and Sapient, a business and technology consulting firm. Underweight positions in companies that lagged the index, such as semiconductor equipment manufacturer KLA-Tencor and video game maker Electronic Arts, also increased the fund’s return.

     The positive effects of those holdings was partly offset by lower returns from stocks such as network storage producer Emulex, Amylin Pharmaceuticals, and Novellus Systems, a semiconductor manufacturer. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions, including pharmaceutical company Sepracor and drug manufacturer Biogen, also detracted from returns.

     The fund invested 0.02% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 7

Mid-Cap Growth Fund    Growth Stocks of Medium-Sized Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TCMGX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Growth Fund
Retail Class	49.06%	40.11%	17.71%	65.92%
Benchmark:
Russell Midcap® Growth Index[2]	49.63	38.64	17.58	63.32
Peer group:
Morningstar Mid Growth	43.78	29.33	15.60	47.30

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

1 Inception date: 10/1/2002

2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

8 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Mid-Cap Growth Fund    Growth Stocks of Medium-Sized Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Zimmer Holdings, Inc	2.20
Brinker International, Inc	1.76
Aetna, Inc	1.73
Biogen Idec, Inc	1.71
Intuit, Inc	1.67
DST Systems, Inc	1.59
Staples, Inc	1.57
Express Scripts, Inc	1.48
Electronic Arts, Inc	1.46
Ivax Corp	1.18

Total	16.35

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (3/31/2004)	$47.18	million

Annualized Expense Charge[1]
Retail Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 U.S. companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Growth Index represents those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Growth Index had an average annual return of 10.27%, outperforming the 9.79% return of the predominantly large-cap Russell 1000 Growth Index during the same period. Past performance, however, does not guarantee future results, and future returns could be very different.

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 9

Mid-Cap Value Fund    Value Stocks of Medium-Sized Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Mid-Cap Value Fund returned 22.70% for the Retail Share Class, topping the 21.38% return of its benchmark, the Russell Midcap® Value Index, and the 18.92% average return of similar funds, as measured by the Morningstar Mid Value category.

Value stocks best growth issues.

Although growth stocks as a group outpaced value issues during the one-year period ending September 30, 2003, during the following six months, value stocks significantly outperformed growth stocks. The Russell 3000® Value Index gained 18.16%, while its growth counterpart, the Russell 3000 Growth Index, returned 11.84%. (These indexes are subsets of the Russell 3000 Index, which measures the overall domestic market, and which gained 14.94% in the same period.) Among value stocks, mid caps topped the 17.65% increase of the predominantly large-cap Russell 1000® Value Index, but lagged the 24.42% surge of the small-cap Russell 2000® Value Index. (Small- and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Effective stock picking beats the benchmark.

The fund surpassed the high return of its benchmark during the period because of heavy weightings, versus the benchmark, in such stocks as agricultural-supply giant Monsanto, Lucent Technologies, and Visteon, an automotive supplier. Also boosting returns were below-benchmark weightings in stocks that included health care information technology company McKesson Corporation and communications services provider CenturyTel.

     The positive effect of those holdings was partly offset by lower-than-expected returns from stocks that included Tenet Healthcare and optical network producer Sycamore Networks. The fund had larger weightings of these stocks than the benchmark. Several underweight positions, including natural gas service provider El Paso Corporation and J.C. Penney, also detracted from returns.

     The fund invested 1.65% of its total invested assets in foreign securities as of March 31, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

10 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Mid-Cap Value Fund    Value Stocks of Medium-Sized Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TCMVX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Mid-Cap Value Fund
Retail Class	55.92%	38.77%	22.70%	63.55%
Benchmark:
Russell Midcap® Value Index[2]	51.60	34.32	21.38	55.73
Peer group:
Morningstar Mid Value	47.44	29.74	18.92	48.04

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

1 Inception date: 10/1/2002

2 Russell Midcap is a trademark and service mark of the Frank Russell Company.

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 11

Mid-Cap Value Fund    Value Stocks of Medium-Sized Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Monsanto Co	1.66
Comerica, Inc	1.54
PG&E Corp	1.47
Clorox Co	1.42
Countrywide Financial Corp	1.39
Aetna, Inc	1.33
MGIC Investment Corp	1.23
TXU Corp	1.18
Lucent Technologies, Inc	1.16
Safeway, Inc	1.16

Total	13.54

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (3/31/2004)	$28.43	million

Annualized Expense Charge[1]
Retail Class	0.44%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which tracks the stocks of the smallest 800 U.S. companies in the Russell 1000® Index, based on total market capitalization. The Russell Midcap Value Index represents those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

For the ten years ending 3/31/04, the Russell Midcap Value Index had an average annual return of 13.96%, outpacing the 11.45% return of the broad-based Russell 3000® Index during the same period. Past performance, of course, is no guarantee of future results, and future returns could be very different.

12 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Small-Cap Equity Fund    Stocks of Smaller Companies

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Small-Cap Equity Fund returned 22.66% for the Retail Share Class, topping the 21.69% return for its benchmark, the Russell 2000® Index. The average return of similar funds, as measured by the Morningstar Small Blend category, was 21.59%.

Small caps lead the way.

During the six-month period, the small-cap stocks tracked by the benchmark outpaced stocks of other cap sizes—the predominantly large-cap Russell 1000® Index rose 14.40% and the Russell Midcap® Index advanced 19.83%. The Russell 2000 also handily surpassed the 14.94% increase in the Russell 3000® Index, which measures the overall domestic equity market.

     Among small caps, value topped growth, 24.42% to 18.97%, reversing the trend in the year ending September 30, 2003, when growth outgained value, 41.72% to 31.67%. (Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.)

Superior stock selection helps the fund top the benchmark.

For the six months ending March 31, 2004, the fund exceeded the excellent return of the Russell 2000, primarily because of successful stock selection.

Top performers in this period included communications technology company Arris Group, US Oncology, Tesoro Petroleum, and specialty mortgage banking company New Century Financial Corporation. These stocks all outperformed the benchmark. Also favorable to returns were underweight positions in companies that trailed the benchmark, such as discount store-chain Fred’s and short-haul airline AirTran Holdings.

     The positive effect of those holdings was partly offset by lower-than-expected returns from stocks that included Priceline.com, networking hardware and software provider Enterasys Networks, and Talk America Holdings, a telecommunications service provider.

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 13

Small-Cap Equity Fund    Stocks of Smaller Companies

P E R F O R M A N C E

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TCSEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Small-Cap Equity Fund
Retail Class	64.76%	41.23%	22.66%	67.92%
Benchmark:
Russell 2000® Index[2]	63.83	40.21	21.69	66.11
Peer group:
Morningstar Small Blend	59.35	35.94	21.59	58.82

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

1 Inception date: 10/1/2002

2 Russell 2000 is a trademark and service mark of the Frank Russell Company.

14 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Small-Cap Equity Fund    Stocks of Smaller Companies

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

iShares Russell 2000 Index Fund	1.83
Pediatrix Medical Group, Inc	0.60
Affiliated Managers Group, Inc	0.60
First Industrial Realty Trust, Inc	0.59
New Century Financial Corp	0.59
Zale Corp	0.56
Intergraph Corp	0.55
United Rentals, Inc	0.54
Black Box Corp	0.53
Techne Corp	0.53

Total	6.92

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (3/31/2004)	$55.53	million

Annualized Expense Charge[1]
Retail Class	0.30%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest in these indexes.

investorInsight

Because the size differences among small-cap companies are generally less than those among large-cap ones, the top ten holdings of a small-cap fund usually constitute a smaller part of the overall portfolio.

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 15

Real Estate Securities Fund    Real Estate Securities

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Real Estate Securities Fund returned 24.13% for the Retail Share Class, outperforming the 22.53% return of its benchmark, the Wilshire Real Estate Securities Index, and the 22.70% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

The two quarters post double-digit gains.

The fund posted returns of 10.96% during the fourth quarter of 2003 and 11.87% during the first quarter of 2004. In both quarters, retail properties—regional malls in particular—were the star performers among real estate investment trusts (REITs). Regional malls returned a stunning 22% during the last three months. Apartments were the weakest sector, as historically low interest rates continued to turn renters into home buyers. The office sector continued to suffer from the low rate of job growth in the nation’s economy.

     In both quarters, the fund was able to outperform its index through successful sector allocation and superior stock selection. Returns were boosted by overweight holdings, relative to the benchmark, in retail properties and by smaller holdings in the underperforming apartment sector.

The fund is now positioned defensively.

Despite the strong recent performance of REITs, fundamental factors in the real estate industry remain weak, with vacancy rates relatively high in many sectors. At quarter’s end, a decline seemed possible, particularly if the prospect of higher interest rates makes other kinds of income-oriented securities more attractive.

     With this in mind, the fund took additional defensive positions, which included increasing exposure to preferred stock and its investments in properties with shorter lease terms. Throughout the period, the fund also maintained a portfolio broadly diversified among nine real estate sectors and across three cap sizes. (The Real Estate Securities Fund, however, is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks, including fluctuations in underlying property values, higher expenses or lower income than expected, and potential environmental problems and liability.)

16 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Real Estate Securities Fund    Real Estate Securities

P E R F O R M A N C E

Investment Objective

Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TCREX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Real Estate Securities Fund
Retail Class	55.09%	38.00%	24.13%	62.18%
Benchmark:
Wilshire Real Estate Securities Index	52.15	34.19	22.53	55.51
Peer group:
Morningstar Specialty Real Estate	51.00	33.75	22.70	54.80

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

1 Inception date: 10/1/2002

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 17

Real Estate Securities Fund    Real Estate Securities

P R O F I L E

Ten Largest Holdings (as of 3/31/2004)

Percent of
Company	Net Assets

Rouse Co	4.20
Affordable Residential Communities	3.31
Home Properties, Inc	3.30
Simon Property Group, Inc	3.22
Vornado Realty Trust	3.21
Glenborough Realty Trust, Inc	2.92
Equity Office Properties Trust	2.82
Acadia Realty Trust	2.80
Prologis	2.77
Monmouth REIT (Class A)	2.65

Total	31.20

Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (3/31/2004)	$99.53	million

Annualized Expense Charge[1]
Retail Class	0.45%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Wilshire Real Estate Securities Index tracks the performance of publicly traded real estate securities such as real estate investment trusts and real estate operating companies. Companies in the index generally have a market capitalization of at least $100 million. You cannot invest in this index.

investorInsight

Unlike the TIAA Real Estate Account, which owns real estate properties directly, this fund invests primarily in the stocks and other securities of companies that are engaged in real estate or related industries.

18 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Inflation-Linked Bond Fund     Inflation-Linked Bonds

D I S C U S S I O N

Performance in the Six Months Ended March 31, 2004

The Inflation-Linked Bond Fund returned 6.80% for the Retail Share Class. During the period, the fund’s benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, returned 6.86%, versus the 6.69% return of the Salomon Smith Barney Inflation-Linked Securities Index, the fund’s benchmark through September 30, 2003.

TIPS continue to offer superior performance.

During the six-month period, inflation-linked bonds strongly outperformed the 2.98% return of the Lehman Brothers Aggregate Bond Index, which tracks a broad range of government, corporate, and mortgage-backed bonds. For the 12 months ending March 31, the Lehman Brothers TIPS Index returned 10.84%, more than twice the 5.40% return of the broader Lehman index. The real (i.e., above-inflation) returns that TIPS provide continued to be an important factor in their superior performance in the prevailing low-interest-rate environment.

     The fund’s performance was aided during the fourth quarter of 2003 by overweighting the 30-year TIPS bond, relative to the index, while maintaining a similar duration exposure. During the first quarter of 2004, performance suffered due to an underweight in the 2032 TIPS bond in early March. We moved to market weight later in the month as demand for the issue increased.

Inflation remains tame.

Year-over-year inflation as measured by the Consumer Price Index for All Urban Consumers (CPI-U) rose just 1.7% as of the end of March. Excluding food and energy, the core inflation rate was 1.6%. During the period, oil prices climbed from a low of $27.52 per barrel on October 30, 2003, to a high of $38.18 per barrel on March 17, 2004, but thus far oil prices have not pushed inflation higher. Last year at the same time, year-over-year inflation stood at 3.0%.

     As of March 31, 2004, the fund’s duration of 8.92 years remained similar to that of the benchmark, which helped the fund to track its benchmark. (Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk. Note that interest rate risk increases can cause bond prices to decline.)

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 19

Inflation-Linked Bond Fund    Inflation-Linked Bonds

P E R F O R M A N C E

Investment Objective

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds

$10,000 Invested at Fund’s Inception

Retail Class (inception 10/1/2002)

Performance as of 3/31/2004			Ticker Symbol: TCILX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Inflation-Linked Bond Fund
Retail Class	10.45%	9.05%	6.80%	13.89%
Benchmark:
Lehman Brothers U.S. Treasury
Inflation-Protected Securities Index	10.84	9.49	6.86	14.58
Salomon Smith Barney
Inflation-Linked Securities Index[2]	10.83	9.48	6.69	14.57

*Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For performance current to the most recent month-end, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

1 Inception date: 10/1/2002

2 This was the fund’s benchmark through September 30, 2003.

20 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Inflation-Linked Bond Fund    Inflation-Linked Bonds

P R O F I L E

Portfolio Composition by Maturity
(as of 3/31/2004)

Percent of
Net Assets

4-10 Year Bonds	71.5
Over-24-Year Bonds	28.0
Cash or Cash Equivalents	0.5

Total	100.0
Fund Facts

Inception Date
Retail Class	10/1/2002

Net Assets (3/31/2004)	$35.74	million

Annualized Expense Charge[1]
Retail Class	0.30%

1 The expense ratio and performance returns of the fund reflect an agreement by the fund's advisor to reimburse the fund for various other expenses through February 1, 2005. Without this reimbursement, the fund's expenses would have been higher, and its performance lower.

The Fund’s Benchmark

The Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities) Index tracks the performance of inflation-protected securities issued by the U.S. Treasury with at least one year to maturity and $200 million in par amount outstanding. You cannot invest in this index.

investorInsight

The interest rate of an inflation-linked bond is fixed, but the value of its principal is adjusted each month in accordance with the Consumer Price Index—All Urban (CPI-U).

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 21

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 1,504,096	0.84%
Apparel and Accessory Stores	1,288,548	0.72
Business Services	2,064,495	1.15
Chemicals and Allied Products	6,999,229	3.90
Communications	15,979,953	8.91
Depository Institutions	35,028,007	19.53
Eating and Drinking Places	1,683,622	0.94
Electric, Gas, and Sanitary Services	12,139,614	6.77
Electronic and Other Electric Equipment	3,004,655	1.68
Engineering and Management Services	5,367,323	2.99
Fabricated Metal Products	3,031,746	1.69
Food and Kindred Products	3,625,789	2.02
Food Stores	1,288,585	0.72
Forestry	3,163,192	1.76
General Building Contractors	727,631	0.41
General Merchandise Stores	1,280,402	0.71
Health Services	1,501,020	0.84
Holding and Other Investment Offices	5,569,202	3.11
Hotels and Other Lodging Places	768,250	0.43
Industrial Machinery and Equipment	9,611,049	5.36
Instruments and Related Products	2,016,796	1.13
Insurance Agents, Brokers and Service	2,040	0.00
Insurance Carriers	13,169,858	7.34
Miscellaneous Retail	1,818,652	1.01
Motion Pictures	3,318,614	1.85
Nondepository Institutions	7,683,623	4.28
Oil and Gas Extraction	3,382,856	1.89
Petroleum and Coal Products	14,537,124	8.11
Primary Metal Industries	979,617	0.55
Printing and Publishing	164,647	0.09
Railroad Transportation	757,038	0.42
Real Estate	37,695	0.02
Security and Commodity Brokers	4,652,216	2.59
Stone, Clay, and Glass Products	32,520	0.02
Tobacco Products	6,482,325	3.61
Transportation By Air	539,874	0.30
Transportation Equipment	1,171,081	0.65
Transportation Services	1,206,453	0.67
Wholesale Trade-Durable Goods	388,800	0.22
Wholesale Trade-Nondurable Goods	1,011,024	0.56

TOTAL COMMON STOCK (Cost $160,171,306)	$178,979,261	99.79%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	$ 949,974	0.53%

TOTAL SHORT TERM INVESTMENTS (Cost $949,974)	949,974	0.53

TOTAL PORTFOLIO (Cost $161,121,280)	179,929,235	100.32
OTHER ASSETS & LIABILITIES, NET	(569,885)	(0.32)

NET ASSETS	$179,359,350	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.79%
AMUSEMENT AND RECREATION SERVICES—0.84%
77,400	*	Caesars Entertainment,
		Inc	$ 1,009,296
20,000	*	Multimedia Games, Inc	494,800

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	1,504,096

APPAREL AND ACCESSORY STORES—0.72%
1,000		Foot Locker, Inc	25,800
35,292		Talbots, Inc	1,262,748

		TOTAL APPAREL AND
		ACCESSORY STORES	1,288,548

BUSINESS SERVICES—1.15%
22,300	*	Computer Sciences Corp	899,359
81,365	*	Manugistics Group, Inc	557,350
52,805	*	Siebel Systems, Inc	607,786

		TOTAL BUSINESS
		SERVICES	2,064,495

CHEMICALS AND ALLIED PRODUCTS—3.90%
31,400		Bristol-Myers Squibb Co	760,822
12,700		Clorox Co	621,157
5,400		Dow Chemical Co	217,512
8,218		Du Pont (E.I.) de
		Nemours & Co	346,964
21,900		Gillette Co	856,290
800	*	Invitrogen Corp	57,352
44,079		Merck & Co, Inc	1,947,851
6,800		Procter & Gamble Co	713,184
69,700		Schering-Plough Corp	1,130,534
9,256		Wyeth	347,563

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	6,999,229

22 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—8.91%
2,500	*	American Tower Corp
		(Class A)	$ 28,375
41,780		AT&T Corp	817,635
72,306		BellSouth Corp	2,002,153
69,750	*	Comcast Corp (Class A)	2,004,615
900	*	Crown Castle
		International Corp	11,367
128,044	*	Lucent Technologies, Inc	526,261
222,622	*	Qwest Communications
		International, Inc	959,501
135,470		SBC Communications,
		Inc	3,324,434
200	*	U.S. Cellular Corp	7,730
2,307	*	UnitedGlobalcom, Inc
		(Class A)	19,586
102,610		Verizon Communications,
		Inc	3,749,369
64,497		Viacom, Inc (Class B)	2,528,927

		TOTAL COMMUNICATIONS	15,979,953

DEPOSITORY INSTITUTIONS—19.53%
1,900		Bancorpsouth, Inc	41,572
35,516		Bank Of America Corp	2,876,086
85,973		Bank One Corp	4,687,248
413	*	BOK Financial Corp	16,933
500		Capitol Federal Financial	17,950
32,676		Charter One Financial, Inc	1,155,423
177,562		Citigroup, Inc	9,179,955
35,300		Comerica, Inc	1,917,496
1,184		Compass Bancshares, Inc	49,100
300		First Bancorp
		(Puerto Rico)	12,480
1,047		First Midwest
		Bancorp, Inc	35,745
1,200		First National Bankshares
		of Florida, Inc	21,084
103,000		FleetBoston Financial
		Corp	4,624,700
1,200		FNB Corp	26,520
1,323		Fulton Financial Corp	29,463
4,000		Golden West Financial
		Corp	447,800
20,486		Hibernia Corp (Class A)	481,216
1,100		Hudson City Bancorp, Inc	41,624
1,600		IndyMac Bancorp, Inc	58,064
700		International Bancshares
		Corp	36,981
1,000		Marshall & Ilsley Corp	37,810
18,300		Mellon Financial Corp	572,607
138		Mercantile Bankshares
		Corp	5,930
43,214		National City Corp	1,537,554

38,100		National Commerce
		Financial Corp	$ 1,090,041
2,778		New York Community
		Bancorp, Inc	95,230
1,785		Old National Bancorp	40,341
281		Park National Corp	31,837
623		People’s Bank	28,963
1,100		Provident Financial
		Group, Inc	44,176
1,293		Sky Financial Group, Inc	33,553
700		Synovus Financial Corp	17,115
1,097		Trustmark Corp	31,923
95,970		U.S. Bancorp	2,653,571
1,500		Union Planters Corp	44,775
777		United Bankshares, Inc	23,699
1,769		Valley National Bancorp	49,479
20,662		Wachovia Corp	971,114
33,137		Wells Fargo & Co	1,877,874
595		Westamerica Bancorp	30,024
1,000		Whitney Holding Corp	41,740
300		Wilmington Trust Corp	11,211

		TOTAL DEPOSITORY
		INSTITUTIONS	35,028,007

EATING AND DRINKING PLACES—0.94%
37,021	*	Brinker International, Inc	1,404,207
9,780		McDonald’s Corp	279,415

		TOTAL EATING AND
		DRINKING PLACES	1,683,622

ELECTRIC, GAS, AND SANITARY SERVICES—6.77%
2,600		Alliant Energy Corp	67,756
12,400		American Electric
		Power Co, Inc	408,208
5,603	*	Calpine Corp	26,166
10,400		Dominion Resources, Inc	668,720
6,300	*	Dynegy, Inc (Class A)	24,948
6,900		Entergy Corp	410,550
1,500		Equitable Resources, Inc	66,630
25,559		Exelon Corp	1,760,248
32,600		FirstEnergy Corp	1,274,008
446		Kinder Morgan, Inc	28,107
500		MDU Resources Group,
		Inc	11,745
1,414		National Fuel Gas Co	34,784
1,200		NiSource, Inc	25,500
1,000		Oneok, Inc	22,550
787		Peoples Energy Corp	35,140
80,900	*	PG&E Corp	2,343,673
800		Piedmont Natural
		Gas Co, Inc	33,776
29,300		PPL Corp	1,336,080

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 23

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
6,400		Sempra Energy	$ 203,520
47,965		TXU Corp	1,374,677
63,875		Waste Management, Inc	1,927,748
435		Western Gas
		Resources, Inc	22,120
1,095		WGL Holdings, Inc	32,960

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	12,139,614

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—1.68%
11,300	*	ADC Telecommunications,
		Inc	32,770
1,400		AVX Corp	23,086
30,418	*	Dupont Photomasks, Inc	707,523
104,839	*	LSI Logic Corp	979,196
24,800		Motorola, Inc	436,480
64,000		Nintendo Co Ltd	825,600

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	3,004,655

ENGINEERING AND MANAGEMENT SERVICES—2.99%
101,682		Monsanto Co	3,728,679
136,440		Servicemaster Co	1,638,644

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	5,367,323

FABRICATED METAL PRODUCTS—1.69%
8,600		Illinois Tool Works, Inc	681,378
54,000		Masco Corp	1,643,760
140,200	*	Tower Automotive, Inc	706,608

		TOTAL FABRICATED METAL
		PRODUCTS	3,031,746

FOOD AND KINDRED PRODUCTS—2.02%
38,600		Coca-Cola Co	1,941,580
335		Coors (Adolph) Co
		(Class B)	23,266
34,600		General Mills, Inc	1,615,128
668		Lancaster Colony Corp	26,987
515		Tootsie Roll Industries, Inc	18,828

		TOTAL FOOD AND
		KINDRED PRODUCTS	3,625,789

FOOD STORES—0.72%
77,439	*	Kroger Co	1,288,585

		TOTAL FOOD STORES	1,288,585

FORESTRY—1.76%
48,293		Weyerhaeuser Co	3,163,192

		TOTAL FORESTRY	3,163,192

GENERAL BUILDING CONTRACTORS—0.41%
2,600		Centex Corp	$ 140,556
5,000		D.R. Horton, Inc	177,150
1,200		KB Home	96,960
3,300		Lennar Corp (Class A)	178,299
800		Ryland Group, Inc	71,064
1,400	*	Toll Brothers, Inc	63,602

		TOTAL GENERAL
		BUILDING
		CONTRACTORS	727,631

GENERAL MERCHANDISE STORES—0.71%
25,000		May Department
		Stores Co	864,500
1,100		Neiman Marcus
		Group, Inc (Class A)	59,334
8,300		Sears Roebuck & Co	356,568

		TOTAL GENERAL
		MERCHANDISE STORES	1,280,402

HEALTH SERVICES—0.84%
134,500	*	Tenet Healthcare Corp	1,501,020

		TOTAL HEALTH SERVICES	1,501,020

HOLDING AND OTHER INVESTMENT OFFICES—3.11%
14,900		AMB Property Corp	553,833
3,700		Annaly Mortgage
		Management, Inc	72,335
19,400		Apartment Investment &
		Management Co
		(Class A)	603,146
800		Camden Property Trust	35,960
300		Centerpoint Properties
		Trust	24,750
720		Chelsea Property
		Group, Inc	45,317
11		Cross Timbers
		Royalty Trust	312
24,600		Developers Diversified
		Realty Corp	993,840
975		Federal Realty
		Investment Trust	45,045
6,600		General Growth
		Properties, Inc	231,990
42,780		Highwoods Properties,
		Inc	1,121,264
1,100		Independence Community
		Bank Corp	44,825
6,292		iShares Russell 1000
		Value Index Fund	376,954
100		Kimco Realty Corp	5,098

24 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
35		New Plan Excel Realty
		Trust	$ 957
880		Pan Pacific Retail
		Properties, Inc	45,848
800		Realty Income Corp	35,720
900		Rouse Co	48,240
4,300		Simon Property Group, Inc	251,292
2,500		Thornburg Mortgage, Inc	77,750
32,600		United Dominion
		Realty Trust, Inc	639,612
7,378		Washington Mutual, Inc	315,114

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	5,569,202

HOTELS AND OTHER LODGING PLACES—0.43%
21,950	*	Wynn Resorts Ltd	768,250

		TOTAL HOTELS AND OTHER
		LODGING PLACES	768,250

INDUSTRIAL MACHINERY AND EQUIPMENT—5.36%
2,800		3M Co	229,236
62,984	*	AGCO Corp	1,304,399
53,200	*	Emulex Corp	1,132,628
99,116		Hewlett-Packard Co	2,263,809
28,280		International Business
		Machines Corp	2,597,235
220,540	*	Solectron Corp	1,219,586
37,200		Timken Co	864,156

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	9,611,049

INSTRUMENTS AND RELATED PRODUCTS—1.13%
33		Bard (C.R.), Inc	3,222
9,400		Eastman Kodak Co	245,998
56,400		Raytheon Co	1,767,576

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,016,796

INSURANCE AGENTS, BROKERS AND SERVICE—0.00%
60	*	Medco Health
		Solutions, Inc	2,040

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	2,040

INSURANCE CARRIERS—7.34%
22,218		Aetna, Inc	1,993,399
1,900		Allstate Corp	86,374

2,200		Ambac Financial
		Group, Inc	$ 162,316
39,605		American International
		Group, Inc	2,825,817
147		American National
		Insurance Co	13,155
2,600	*	Anthem, Inc	235,664
1,800		Berkley (W.R.) Corp	71,784
600		Erie Indemnity Co
		(Class A)	28,956
4,400		Fidelity National
		Financial, Inc	174,240
800		Jefferson-Pilot Corp	44,008
8,900		John Hancock Financial
		Services, Inc	388,841
27,508		Lincoln National Corp	1,301,679
29	*	Markel Corp	8,349
4,600		MBIA, Inc	288,420
2,400	*	Pacificare Health
		Systems, Inc	94,920
25,800		Prudential Financial, Inc	1,155,324
28,822		Safeco Corp	1,244,246
900		Stancorp Financial
		Group, Inc	58,725
500		Transatlantic Holdings,
		Inc	43,605
77,915		Travelers Property
		Casualty Corp
		(Class B)	1,345,592
21,100		XL Capital Ltd (Class A)	1,604,444

		TOTAL INSURANCE
		CARRIERS	13,169,858

MISCELLANEOUS RETAIL—1.01%
96,634	*	Office Depot, Inc	1,818,652

		TOTAL MISCELLANEOUS
		RETAIL	1,818,652

MOTION PICTURES—1.85%
8,300	*	Liberty Media Corp
		(Class A)	90,885
191,443	*	Time Warner, Inc	3,227,729

		TOTAL MOTION PICTURES	3,318,614

NONDEPOSITORY INSTITUTIONS—4.28%
3,200	*	AmeriCredit Corp	54,496
5,000		Countrywide Financial
		Corp	479,500
52,400		Fannie Mae	3,895,940
54,834		Freddie Mac	3,238,496
98		Student Loan Corp	15,191

		TOTAL NONDEPOSITORY
		INSTITUTIONS	7,683,623

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 25

  Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—1.89%
3,700		Anadarko Petroleum
		Corp	$ 191,882
9,600		Apache Corp	414,432
6,500		Burlington Resources,
		Inc	413,595
800		Chesapeake Energy Corp	10,720
6,800		Devon Energy Corp	395,420
600		Diamond Offshore
		Drilling, Inc	14,514
1,200		ENSCO International, Inc	33,804
1,131		Helmerich & Payne, Inc	32,403
2,400		Kerr-McGee Corp	123,600
500	*	Newfield Exploration Co	23,965
857		Noble Energy, Inc	40,365
12,270		Occidental Petroleum
		Corp	565,034
2,500		Pioneer Natural
		Resources Co	80,750
1,521		Pogo Producing Co	69,768
1,100	*	Pride International, Inc	18,766
500		Tidewater, Inc	14,065
8,300		Unocal Corp	309,424
30,900	*	Varco International, Inc	556,509
500	*	Westport Resources Corp	16,495
2,272		XTO Energy, Inc	57,345

		TOTAL OIL AND GAS
		EXTRACTION	3,382,856

PETROLEUM AND COAL PRODUCTS—8.11%
29,785		ChevronTexaco Corp	2,614,527
22,000		ConocoPhillips	1,535,820
216,938		Exxon Mobil Corp	9,022,451
90,429		Lyondell Chemical Co	1,341,966
722	*	Premcor, Inc	22,360

		TOTAL PETROLEUM AND
		COAL PRODUCTS	14,537,124

PRIMARY METAL INDUSTRIES—0.55%
10,200		Alcoa, Inc	353,838
16,170	*	International Steel
		Group, Inc	625,779

		TOTAL PRIMARY METAL
		INDUSTRIES	979,617

PRINTING AND PUBLISHING—0.09%
1,100		Lee Enterprises, Inc	49,698
300		Media General, Inc
		(Class A)	20,184
300		Meredith Corp	15,168
90		Washington Post Co
		(Class B)	79,597

		TOTAL PRINTING AND
		PUBLISHING	164,647

RAILROAD TRANSPORTATION—0.42%
24,993		CSX Corp	$ 757,038

		TOTAL RAILROAD
		TRANSPORTATION	757,038

REAL ESTATE—0.02%
700		Forest City Enterprises,
		Inc (Class A)	37,695

		TOTAL REAL ESTATE	37,695

SECURITY AND COMMODITY BROKERS—2.59%
29,498		A.G. Edwards, Inc	1,153,962
706		Goldman Sachs
		Group, Inc	73,671
52,199		Janus Capital Group, Inc	855,020
30,104		Merrill Lynch & Co, Inc	1,792,994
12,791		Morgan Stanley	732,924
806	*	Piper Jaffray Cos	43,645

		TOTAL SECURITY AND
		COMMODITY BROKERS	4,652,216

STONE, CLAY, AND GLASS PRODUCTS—0.02%
800		Lafarge North America,
		Inc	32,520

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	32,520

TOBACCO PRODUCTS—3.61%
119,051		Altria Group, Inc	6,482,325

		TOTAL TOBACCO
		PRODUCTS	6,482,325

TRANSPORTATION BY AIR—0.30%
53,400	*	Northwest Airlines Corp	539,874

		TOTAL TRANSPORTATION
		BY AIR	539,874

TRANSPORTATION EQUIPMENT—0.65%
15,485		Boeing Co	635,969
17,700		Ford Motor Co	240,189
5,244		Paccar, Inc	294,923

		TOTAL TRANSPORTATION
		EQUIPMENT	1,171,081

TRANSPORTATION SERVICES—0.67%
50,670	*	Orbitz, Inc (Class A)	1,206,453

		TOTAL TRANSPORTATION
		SERVICES	1,206,453

26 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Large-Cap Value Fund - March 31, 2004

SHARES		VALUE

WHOLESALE TRADE-DURABLE GOODS—0.22%
8,100	W.W. Grainger, Inc	$ 388,800

	TOTAL WHOLESALE
	TRADE-DURABLE
	GOODS	388,800

WHOLESALE TRADE-NONDURABLE GOODS—0.56%
33,600	McKesson Corp	1,011,024

	TOTAL WHOLESALE
	TRADE-NONDURABLE
	GOODS	1,011,024

	TOTAL COMMON STOCK
	(Cost $160,171,306)	178,979,261

PRINCIPAL

SHORT TERM INVESTMENTS—0.53%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.53%
	Federal Farm
	Credit Banks (FFCB)
$950,000	0.970%, 04/01/04	949,974

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	949,974

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $949,974)	949,974

	TOTAL PORTFOLIO—
	100.32%
	(Cost $161,121,280)	179,929,235
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.32)%	(569,885)

	NET ASSETS—100.00%	$179,359,350

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 27

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 2,063,443	1.78%
Apparel and Accessory Stores	2,631,898	2.27
Apparel and Other Textile Products	376,064	0.32
Automotive Dealers and Service Stations	1,076,089	0.93
Building Materials and Garden Supplies	80,535	0.07
Business Services	19,205,365	16.56
Chemicals and Allied Products	11,422,962	9.84
Coal Mining	16,080	0.01
Communications	3,328,929	2.87
Depository Institutions	2,877,897	2.48
Eating and Drinking Places	4,013,171	3.46
Educational Services	2,084,006	1.80
Electric, Gas, and Sanitary Services	466,087	0.40
Electronic and Other Electric Equipment	13,222,851	11.39
Engineering and Management Services	3,735,712	3.22
Fabricated Metal Products	876,588	0.76
Food and Kindred Products	2,077,085	1.79
Food Stores	1,214,505	1.05
Furniture and Fixtures	647,387	0.56
Furniture and Homefurnishings Stores	1,631,200	1.41
General Merchandise Stores	968,183	0.83
Health Services	4,680,833	4.03
Holding and Other Investment Offices	358,133	0.31
Hotels and Other Lodging Places	801,970	0.69
Industrial Machinery and Equipment	8,244,537	7.10
Instruments and Related Products	6,528,960	5.63
Insurance Agents, Brokers and Service	202,229	0.17
Insurance Carriers	2,415,263	2.08
Leather and Leather Products	460,120	0.40
Metal Mining	720,107	0.62
Miscellaneous Manufacturing Industries	499,767	0.43
Miscellaneous Retail	2,502,674	2.16
Nondepository Institutions	302,020	0.26
Oil and Gas Extraction	3,780,729	3.26
Paper and Allied Products	934,500	0.81
Personal Services	775,822	0.67
Printing and Publishing	523,768	0.45
Real Estate	32,552	0.03

Rubber and Miscellaneous Plastics Produc	$ 293,407	0.25%
Security and Commodity Brokers	2,800,888	2.41
Stone, Clay, and Glass Products	375,648	0.32
Transportation By Air	179,559	0.15
Transportation Equipment	990,983	0.85
Transportation Services	825,850	0.71
Trucking and Warehousing	71,552	0.06
Wholesale Trade-Durable Goods	1,266,578	1.09
Wholesale Trade-Nondurable Goods	734,481	0.63

TOTAL COMMON STOCK (Cost $101,983,532)	115,318,967	99.37

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	509,986	0.44

TOTAL SHORT TERM INVESTMENTS (Cost $509,986)	509,986	0.44

TOTAL PORTFOLIO (Cost $102,493,518)	115,828,953	99.81
OTHER ASSETS & LIABILITIES, NET	226,099	0.19

NET ASSETS	$116,055,052	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.37%
AMUSEMENT AND RECREATION SERVICES—1.78%
76,100	*	Caesars Entertainment,
		Inc	$ 992,344
5,300		Harrah’s Entertainment,
		Inc	290,917
500		International Speedway
		Corp (Class A)	23,500
28,800	*	Multimedia Games, Inc	712,512
1,000		Station Casinos, Inc	44,170

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	2,063,443

APPAREL AND ACCESSORY STORES—2.27%
4,300		Abercrombie & Fitch
		Co (Class A)	145,512
22,800	*	AnnTaylor Stores Corp	975,840
4,500	*	Chico’s FAS, Inc	208,800
600		Claire’s Stores, Inc	12,504
15,400		Ross Stores, Inc	471,394
33,300		TJX Cos, Inc	817,848

		TOTAL APPAREL AND
		ACCESSORY STORES	2,631,898

28 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.32%
600	*	Columbia Sportswear Co	$ 33,264
10,000		Polo Ralph Lauren Corp	342,800

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	376,064

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.93%
600	*	Advance Auto Parts	24,402
1,900	*	Autozone, Inc	163,343
29,600	*	Carmax, Inc	864,320
600	*	O’Reilly Automotive, Inc	24,024

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	1,076,089

BUILDING MATERIALS AND GARDEN SUPPLIES—0.07%
1,500		Fastenal Co	80,535

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	80,535

BUSINESS SERVICES—16.56%
20,300		Adobe Systems, Inc	800,429
10,200	*	Affiliated Computer
		Services, Inc (Class A)	529,380
94,303	*	BEA Systems, Inc	1,203,306
3,200	*	Bisys Group, Inc	53,632
11,000	*	BMC Software, Inc	215,050
79,700	*	Brocade Communications
		Systems, Inc	530,802
700	*	Ceridian Corp	13,797
1,700		Certegy, Inc	59,534
500	*	Checkfree Corp	14,730
8,000	*	ChoicePoint, Inc	304,240
7,500	*	Citrix Systems, Inc	162,150
300	*	Cognizant Technology
		Solutions Corp	13,575
1,400	*	DoubleClick, Inc	15,750
40,700	*	DST Systems, Inc	1,845,745
2,700	*	Dun & Bradstreet Corp	144,450
31,300	*	Electronic Arts, Inc	1,688,948
2,000		Equifax, Inc	51,640
500		Factset Research
		Systems, Inc	21,280
750		Fair Isaac Corp	27,060
9,791	*	Fiserv, Inc	350,224
1,600	*	Getty Images, Inc	86,368
4,800		GTECH Holdings Corp	283,872
500		Henry (Jack) &
		Associates, Inc	9,630

8,600		IMS Health, Inc	$ 200,036
43,160	*	Intuit, Inc	1,937,021
600	*	Iron Mountain, Inc	26,778
25,200	*	Juniper Networks, Inc	655,452
1,900	*	Lamar Advertising Co	76,418
9,000	*	Macromedia, Inc	180,630
22,000		Manpower, Inc	1,023,000
3,400	*	Mercury Interactive Corp	152,320
35,800	*	Monster Worldwide, Inc	937,960
1,300	*	NetScreen Technologies,
		Inc	47,359
47,700	*	Network Associates, Inc	858,600
31,000	*	Novell, Inc	352,780
9,522	*	Peoplesoft, Inc	176,062
300	*	RealNetworks, Inc	1,800
15,200	*	Red Hat, Inc	347,472
1,850	*	Rent-A-Center, Inc	61,032
400		Reynolds & Reynolds Co
		(Class A)	11,364
5,600	*	Robert Half International,
		Inc	132,272
11,500	*	Siebel Systems, Inc	132,365
24,000	*	SunGard Data Systems,
		Inc	657,600
19,400	*	Symantec Corp	898,220
7,000	*	Synopsys, Inc	202,720
3,400	*	Unisys Corp	48,552
35,000	*	VeriSign, Inc	580,650
9,000	*	WebMD Corp	80,010
34,000	*	Westwood One, Inc	1,001,300

		TOTAL BUSINESS
		SERVICES	19,205,365

CHEMICALS AND ALLIED PRODUCTS—9.84%
2,400		Alberto-Culver Co	105,288
14,300		Allergan, Inc	1,203,488
10,000	*	American Pharmaceutical
		Partners, Inc	469,400
34,500	*	Amylin Pharmaceuticals,
		Inc	817,305
300	*	Andrx Corp	8,160
3,900		Avery Dennison Corp	242,619
6,150	*	Barr Pharmaceuticals,
		Inc	282,285
35,600	*	Biogen Idec, Inc	1,979,360
700	*	Cephalon, Inc	40,117
600	*	Charles River Laboratories
		International, Inc	25,710
1,900	*	Chiron Corp	83,619
8,500		Clorox Co	415,735
19,014		Ecolab, Inc	542,469

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 29

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,800		Estee Lauder Cos
		(Class A)	$ 79,812
16,000	*	Gilead Sciences, Inc	892,320
9,000	*	ICOS Corp	333,450
700	*	ImClone Systems, Inc	35,602
3,700		International Flavors &
		Fragrances, Inc	131,350
60,300	*	IVAX Corp	1,373,031
200	*	King Pharmaceuticals,
		Inc	3,368
400		Medicis Pharmaceutical
		Corp (Class A)	16,000
14,600	*	MedImmune, Inc	336,968
7,000	*	Millennium
		Pharmaceuticals, Inc	118,300
30,500		Mylan Laboratories, Inc	693,265
100	*	Neurocrine Biosciences,
		Inc	5,910
12,800	*	Onyx Pharmaceuticals,
		Inc	517,888
300	*	Pharmaceutical
		Resources, Inc	17,058
2,200		Praxair, Inc	81,664
10,100	*	Sepracor, Inc	485,810
1,547		Sigma-Aldrich Corp	85,611

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	11,422,962

COAL MINING—0.01%
600		Consol Energy, Inc	16,080

		TOTAL COAL MINING	16,080

COMMUNICATIONS—2.87%
21,800	*	Cablevision Systems
		Corp (Class A)	498,784
47,500	*	Cox Radio, Inc (Class A)	1,011,750
300	*	Entercom
		Communications Corp	13,581
5,698	*	Foundry Networks, Inc	97,835
34,900	*	Nextel Partners, Inc
		(Class A)	441,834
6,700	*	Qwest Communications
		International, Inc	28,877
70,151	*	Sprint Corp (PCS Group)	645,389
17,900	*	Univision
		Communications, Inc
		(Class A)	590,879

		TOTAL COMMUNICATIONS	3,328,929

DEPOSITORY INSTITUTIONS—2.48%
27,200		Charter One Financial,
		Inc	961,792

200		First Bancorp
		(Puerto Rico)	$ 8,320
31,000		New York Community
		Bancorp, Inc	1,062,680
6,200		Synovus Financial Corp	151,590
11,900		TCF Financial Corp	607,733
1,700		Westamerica Bancorp	85,782

		TOTAL DEPOSITORY
		INSTITUTIONS	2,877,897

EATING AND DRINKING PLACES—3.46%
2,100		Applebee’s International,
		Inc	86,835
2,800		Aramark Corp (Class B)	76,748
53,800	*	Brinker International,
		Inc	2,040,634
200		CBRL Group, Inc	7,928
5,300		Darden Restaurants, Inc	131,387
1,000	*	Krispy Kreme Doughnuts,
		Inc	34,340
600		Outback Steakhouse, Inc	29,220
1,534		Ruby Tuesday, Inc	49,318
20,900	*	The Cheesecake
		Factory, Inc	964,117
15,600	*	Yum! Brands, Inc	592,644

		TOTAL EATING AND
		DRINKING PLACES	4,013,171

EDUCATIONAL SERVICES—1.80%
500	*	Apollo Group, Inc
		(University of
		Phoenix Online)	43,510
5,813	*	Career Education Corp	329,248
20,600	*	Corinthian Colleges, Inc	681,036
1,000	*	DeVry, Inc	30,150
27,400	*	Education Management
		Corp	872,142
4,100	*	ITT Educational Services,
		Inc	127,920

		TOTAL EDUCATIONAL
		SERVICES	2,084,006

ELECTRIC, GAS, AND SANITARY SERVICES—0.40%
21,900	*	AES Corp	186,807
3,900		Kinder Morgan, Inc	245,778
700	*	Stericycle, Inc	33,502

		TOTAL ELECTRIC, GAS,
		AND SANITARY
		SERVICES	466,087

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—11.39%
324,900	*	ADC Telecommunications,
		Inc	942,210

30 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
10,900		Adtran, Inc	$ 327,327
157,100	*	Agere Systems, Inc
		(Class B)	490,152
67,100	*	Altera Corp	1,372,195
200		Ametek, Inc	5,128
900	*	Amkor Technology, Inc	13,167
8,800	*	Broadcom Corp (Class A)	344,696
36,500	*	Comverse Technology, Inc	662,110
1,200	*	Cree, Inc	26,760
6,789	*	Cypress Semiconductor
		Corp	138,971
20,800	*	Dupont Photomasks, Inc	483,808
16,000	*	Energizer Holdings, Inc	747,040
1,000		Harman International
		Industries, Inc	79,600
500	*	Integrated Circuit
		Systems, Inc	12,515
57,100	*	Integrated Device
		Technology, Inc	856,500
1,600	*	Interdigital
		Communications Corp	27,968
900		Intersil Corp (Class A)	20,061
5,800	*	Jabil Circuit, Inc	170,694
198,500	*	JDS Uniphase Corp	807,895
700		L-3 Communications
		Holdings, Inc	41,636
78,500	*	LSI Logic Corp	733,190
14,900	*	Marvell Technology
		Group Ltd	671,245
1,400		Maytag Corp	44,198
9,667		Microchip Technology,
		Inc	256,756
13,700	*	Micron Technology, Inc	228,927
3,400		Molex, Inc	103,326
11,300	*	National Semiconductor
		Corp	502,059
38,324	*	Novellus Systems, Inc	1,218,320
5,800	*	Nvidia Corp	153,642
9,100	*	PMC-Sierra, Inc	154,427
6,200	*	QLogic Corp	204,662
3,900	*	Rambus, Inc	109,317
6,600		Rockwell Collins, Inc	208,626
89,300	*	Sanmina-SCI Corp	983,193
1,000	*	Tellabs, Inc	8,630
2,500	*	Utstarcom, Inc	71,900

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	13,222,851

ENGINEERING AND MANAGEMENT SERVICES—3.22%
300	*	Affymetrix, Inc	$ 10,125
74,400	*	BearingPoint, Inc	797,568
900	*	Celgene Corp	42,885
21,008		Corporate Executive
		Board Co	987,376
4,500	*	Jacobs Engineering
		Group, Inc	200,700
26,200		Monsanto Co	960,754
7,358		Moody’s Corp	520,946
2,600		Quest Diagnostics, Inc	215,358

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	3,735,712

FABRICATED METAL PRODUCTS—0.76%
2,700	*	Alliant Techsystems, Inc	146,880
1,200		Ball Corp	81,336
21,300		Masco Corp	648,372

		TOTAL FABRICATED METAL
		PRODUCTS	876,588

FOOD AND KINDRED PRODUCTS—1.79%
1,200		Coca-Cola Enterprises,
		Inc	29,004
26,300	*	Constellation Brands,
		Inc (Class A)	844,230
20,000	*	Dean Foods Co	668,000
5,700		Hershey Foods Corp	472,245
300		McCormick & Co, Inc
		(Non-Vote)	10,056
1,800		Pepsi Bottling Group, Inc	53,550

		TOTAL FOOD AND
		KINDRED PRODUCTS	2,077,085

FOOD STORES—1.05%
28,400	*	Starbucks Corp	1,072,100
1,900		Whole Foods Market, Inc	142,405

		TOTAL FOOD STORES	1,214,505

FURNITURE AND FIXTURES—0.56%
1,600		Herman Miller, Inc	42,608
3,300		Hillenbrand Industries,
		Inc	224,037
4,000		HON Industries, Inc	148,640
200		Leggett & Platt, Inc	4,742
9,800		Newell Rubbermaid, Inc	227,360

		TOTAL FURNITURE AND
		FIXTURES	647,387

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 31

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—1.41%
46,400		Pier 1 Imports, Inc	$ 1,099,680
8,500		RadioShack Corp	281,860
7,300	*	Williams-Sonoma, Inc	249,660

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	1,631,200

GENERAL MERCHANDISE STORES—0.83%
600	*	99 Cents Only Stores	14,652
14,200		Dollar General Corp	272,640
5,400	*	Dollar Tree Stores, Inc	166,806
14,300		Family Dollar Stores, Inc	514,085

		TOTAL GENERAL
		MERCHANDISE STORES	968,183

HEALTH SERVICES—4.03%
32,384	*	Caremark Rx, Inc	1,076,768
700	*	Coventry Health Care,
		Inc	29,631
5,000	*	DaVita, Inc	238,750
23,074	*	Express Scripts, Inc	1,721,090
2,200	*	First Health Group Corp	48,092
12,200		Health Management
		Associates, Inc
		(Class A)	283,162
10,600	*	Laboratory Corp of
		America Holdings	416,050
3,400	*	Lincare Holdings, Inc	106,828
8,500	*	Tenet Healthcare Corp	94,860
21,000	*	Triad Hospitals, Inc	647,220
399		Universal Health
		Services, Inc (Class B)	18,382

		TOTAL HEALTH SERVICES	4,680,833

HOLDING AND OTHER INVESTMENT OFFICES—0.31%
1,200		Chelsea Property Group,
		Inc	75,528
1,200		Cousins Properties, Inc	39,348
300		Mills Corp	15,987
4,900		Popular, Inc	211,190
300		Rouse Co	16,080

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	358,133

HOTELS AND OTHER LODGING PLACES—0.69%
40,200		Hilton Hotels Corp	653,250
3,400		Marriott International, Inc
		(Class A)	144,670

100		Starwood Hotels &
		Resorts Worldwide, Inc	$ 4,050

		TOTAL HOTELS AND OTHER
		LODGING PLACES	801,970

INDUSTRIAL MACHINERY AND EQUIPMENT—7.10%
2,500	*	American Standard Cos,
		Inc	284,375
500	*	Avocent Corp	18,395
17,800		Black & Decker Corp	1,013,532
689	*	Cooper Cameron Corp	30,350
1,000		Donaldson Co, Inc	26,530
42,900	*	Emulex Corp	913,341
2,000	*	FMC Technologies, Inc	54,060
5,550		Graco, Inc	161,561
1,300	*	Grant Prideco, Inc	20,150
24,600		International Game
		Technology	1,106,016
7,800		ITT Industries, Inc	595,374
4,300	*	Lam Research Corp	108,403
6,300	*	Lexmark International,
		Inc	579,600
50,000	*	Maxtor Corp	407,500
200	*	National-Oilwell, Inc	5,656
24,100	*	Network Appliance, Inc	516,945
50,000		Pall Corp	1,134,500
8,500		Pitney Bowes, Inc	362,185
14,800	*	Sandisk Corp	419,876
1,600	*	Smith International, Inc	85,616
20,100	*	Solectron Corp	111,153
500		SPX Corp	22,740
700	*	Storage Technology Corp	19,481
9,700		Symbol Technologies, Inc	133,860
5,200	*	Western Digital Corp	58,396
200	*	Xerox Corp	2,914
750	*	Zebra Technologies
		Corp (Class A)	52,028

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	8,244,537

INSTRUMENTS AND RELATED PRODUCTS—5.63%
8,000		Applera Corp (Applied
		Biosystems Group)	158,240
9,500		Bard (C.R.), Inc	927,580
3,600		Beckman Coulter, Inc	196,344
21,620		Biomet, Inc	829,343
9,100		Dentsply International,
		Inc	403,403
1,100	*	Edwards Lifesciences
		Corp	35,145

32 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
500	*	Fisher Scientific
		International, Inc	$ 27,520
7,050	*	KLA-Tencor Corp	354,968
400	*	Mettler-Toledo
		International, Inc	17,760
500	*	Millipore Corp	25,690
1,700	*	Resmed, Inc	76,823
700	*	Respironics, Inc	37,814
1,200	*	Steris Corp	30,960
5,600	*	Teradyne, Inc	133,448
5,800	*	Varian Medical
		Systems, Inc	500,598
5,400	*	Waters Corp	220,536
34,600	*	Zimmer Holdings, Inc	2,552,788

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	6,528,960

INSURANCE AGENTS, BROKERS AND SERVICE—0.17%
1,100		Brown & Brown, Inc	42,636
4,900		Gallagher (Arthur J.) & Co	159,593

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	202,229

INSURANCE CARRIERS—2.08%
22,320		Aetna, Inc	2,002,550
1,500		Erie Indemnity Co
		(Class A)	72,390
2,600		HCC Insurance
		Holdings, Inc	84,058
300	*	Markel Corp	86,370
800		Oxford Health Plans, Inc	39,080
1,500		Transatlantic Holdings,
		Inc	130,815

		TOTAL INSURANCE
		CARRIERS	2,415,263

LEATHER AND LEATHER PRODUCTS—0.40%
10,500	*	Coach, Inc	430,395
500	*	Timberland Co (Class A)	29,725

		TOTAL LEATHER AND
		LEATHER PRODUCTS	460,120

METAL MINING—0.62%
14,800		Freeport-McMoRan
		Copper & Gold, Inc
		(Class A)	578,532
3,500		Southern Peru
		Copper Corp	141,575

		TOTAL METAL MINING	720,107

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.43%
4,100	*	Leapfrog Enterprises, Inc	$ 79,335
22,800		Mattel, Inc	420,432

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	499,767

MISCELLANEOUS RETAIL—2.16%
1,500	*	Marvel Enterprises, Inc	28,785
1,100		Michaels Stores, Inc	53,482
300		Omnicare, Inc	13,299
13,100		Petsmart, Inc	357,106
14,200	*	Rite Aid Corp	77,248
71,835		Staples, Inc	1,823,891
3,900		Tiffany & Co	148,863

		TOTAL MISCELLANEOUS
		RETAIL	2,502,674

NONDEPOSITORY INSTITUTIONS—0.26%
2,700		Doral Financial Corp	95,040
15,800	*	Providian Financial Corp	206,980

		TOTAL NONDEPOSITORY
		INSTITUTIONS	302,020

OIL AND GAS EXTRACTION—3.26%
29,800	*	BJ Services Co	1,289,446
7,600		Chesapeake Energy Corp	101,840
8,600		ENSCO International, Inc	242,262
4,200		EOG Resources, Inc	192,738
400	*	Key Energy Services, Inc	4,400
19,100		Noble Energy, Inc	899,610
2,700	*	Patterson-UTI Energy, Inc	95,607
900		Pioneer Natural
		Resources Co	29,070
1,600	*	Pride International, Inc	27,296
33,100	*	Rowan Cos, Inc	698,079
1,300	*	Varco International, Inc	23,413
200	*	Westport Resources Corp	6,598
6,750		XTO Energy, Inc	170,370

		TOTAL OIL AND GAS
		EXTRACTION	3,780,729

PAPER AND ALLIED PRODUCTS—0.81%
42,000	*	Pactiv Corp	934,500

		TOTAL PAPER AND ALLIED
		PRODUCTS	934,500

PERSONAL SERVICES—0.67%
5,600		Cintas Corp	243,544
8,500		H & R Block, Inc	433,755
600		Regis Corp	26,664

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 33

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES			VALUE

PERSONAL SERVICES—(Continued)
1,700	*	Weight Watchers
		International, Inc	$ 71,859

		TOTAL PERSONAL
		SERVICES	775,822

PRINTING AND PUBLISHING—0.45%
300		Belo Corp (Class A)	8,328
300		Harte-Hanks, Inc	7,026
8,300		New York Times Co
		(Class A)	366,860
1,400		Scripps (E.W.) Co
		(Class A)	141,554

		TOTAL PRINTING AND
		PUBLISHING	523,768

REAL ESTATE—0.03%
800		St. Joe Co	32,552

		TOTAL REAL ESTATE	32,552

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.25%
5,900	*	Sealed Air Corp	293,407

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	293,407

SECURITY AND COMMODITY BROKERS—2.41%
17,000	*	Affiliated Managers
		Group, Inc	927,860
22,248	*	Ameritrade Holding Corp	342,619
1,400	*	E*Trade Financial Corp	18,690
700		Eaton Vance Corp	26,684
3,800		Federated Investors, Inc
		(Class B)	119,434
1,100		Investors Financial
		Services Corp	45,452
13,100		Legg Mason, Inc	1,215,417
1,200		SEI Investments Co	39,600
800		T Rowe Price Group, Inc	43,064
900		Waddell & Reed
		Financial, Inc (Class A)	22,068

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,800,888

STONE, CLAY, AND GLASS PRODUCTS—0.32%
33,600	*	Corning, Inc	375,648

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	375,648

TRANSPORTATION BY AIR—0.15%
7,100	*	JetBlue Airways Corp	$ 179,559

		TOTAL TRANSPORTATION
		BY AIR	179,559

TRANSPORTATION EQUIPMENT—0.85%
9,835		Autoliv, Inc	403,235
2,100		Gentex Corp	91,098
5,800	*	Navistar International
		Corp	265,930
600		Polaris Industries, Inc	27,264
6,400	*	United Defense
		Industries, Inc	203,456

		TOTAL TRANSPORTATION
		EQUIPMENT	990,983

TRANSPORTATION SERVICES—0.71%
19,900		C.H. Robinson
		Worldwide, Inc	825,850

		TOTAL TRANSPORTATION
		SERVICES	825,850

TRUCKING AND WAREHOUSING—0.06%
400	*	Hunt (J.B.) Transport
		Services, Inc	11,268
200	*	Swift Transportation
		Co, Inc	3,434
3,000		Werner Enterprises, Inc	56,850

		TOTAL TRUCKING AND
		WAREHOUSING	71,552

WHOLESALE TRADE-DURABLE GOODS—1.09%
34,700	*	Arrow Electronics, Inc	883,462
1,100		CDW Corp	74,371
4,500	*	Patterson Dental Co	308,745

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	1,266,578

WHOLESALE TRADE-NONDURABLE GOODS—0.63%
7,300		AmerisourceBergen Corp	399,164
1,000		Brown-Forman Corp
		(Class B)	47,660
561	*	Henry Schein, Inc	40,067
8,000		McKesson Corp	240,720
200	*	Performance Food
		Group Co	6,870

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	734,481

		TOTAL COMMON STOCK
		(Cost $101,983,532)	115,318,967

34 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Growth Fund - March 31, 2004

SHARES		VALUE

SHORT TERM INVESTMENTS—0.44%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.44%
	Federal Farm
	Credit Banks (FFCB)
$510,000	0.970%, 04/01/04	$ 509,986

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	509,986

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $509,986)	509,986

	TOTAL PORTFOLIO—
	99.81%
	(Cost $102,493,518)	115,828,953
	OTHER ASSETS &
	LIABILITIES,
	NET—0.19%	226,099

	NET ASSETS—100.00%	$116,055,052

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 35

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 783,736	0.84%
Apparel and Accessory Stores	1,229,753	1.32
Automotive Dealers and Service Stations	22,165	0.02
Business Services	3,524,464	3.78
Chemicals and Allied Products	2,553,799	2.74
Communications	3,477,044	3.73
Depository Institutions	9,394,838	10.07
Eating and Drinking Places	741,305	0.79
Electric, Gas, and Sanitary Services	10,278,840	11.01
Electronic and Other Electric Equipment	3,229,796	3.46
Engineering and Management Services	2,918,404	3.13
Fabricated Metal Products	469,248	0.50
Food and Kindred Products	2,566,963	2.75
Food Stores	1,078,742	1.16
Furniture and Fixtures	1,675,489	1.80
Furniture and Homefurnishings Stores	550,626	0.59
General Building Contractors	763,106	0.82
General Merchandise Stores	1,989,567	2.13
Health Services	1,326,606	1.42
Holding and Other Investment Offices	10,045,869	10.76
Hotels and Other Lodging Places	467,915	0.50
Industrial Machinery and Equipment	4,997,678	5.36
Instruments and Related Products	2,875,427	3.08
Insurance Carriers	8,196,847	8.78
Miscellaneous Retail	776,118	0.83
Motion Pictures	515,144	0.55
Nondepository Institutions	1,609,934	1.73
Oil and Gas Extraction	2,438,317	2.61
Paper and Allied Products	2,419,423	2.59
Petroleum and Coal Products	1,487,067	1.59
Primary Metal Industries	405,886	0.44
Printing and Publishing	701,374	0.75
Railroad Transportation	718,661	0.77
Real Estate	740,311	0.79
Security and Commodity Brokers	2,034,878	2.18
Tobacco Products	645,028	0.69
Transportation By Air	275,609	0.30
Transportation Equipment	1,453,640	1.56
Transportation Services	462,033	0.50
Wholesale Trade-Durable Goods	192,000	0.21
Wholesale Trade-Nondurable Goods	704,100	0.75

TOTAL COMMON STOCK (Cost $85,834,375)	$92,737,750	99.38%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	1,559,958	1.67

TOTAL SHORT TERM INVESTMENTS (Cost $1,559,958)	1,559,958	1.67

TOTAL PORTFOLIO (Cost $87,394,333)	94,297,708	101.05
OTHER ASSETS & LIABILITIES, NET	(978,468)	(1.05)

NET ASSETS	$93,319,240	100.00%

____________________________

SHARES			VALUE

COMMON STOCK—99.38%
AMUSEMENT AND RECREATION SERVICES—0.84%
45,803	*	Caesars Entertainment, Inc	$ 597,271
7,537	*	Multimedia Games, Inc	186,465

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	783,736

APPAREL AND ACCESSORY STORES—1.32%
26,600		Christopher & Banks Corp	561,526
18,676		Talbots, Inc	668,227

		TOTAL APPAREL AND
		ACCESSORY STORES	1,229,753

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.02%
1,300	*	Autonation, Inc	22,165

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	22,165

BUSINESS SERVICES—3.78%
66,308	*	Brocade Communications
		Systems, Inc	441,611
21,714	*	Computer Sciences Corp	875,726
19,170	*	Compuware Corp	142,817
900		Deluxe Corp	36,090
84,885	*	Manugistics Group, Inc	581,462
78,444	*	On Assignment, Inc	438,502
49,972	*	Siebel Systems, Inc	575,178
17,918		Viad Corp	433,078

		TOTAL BUSINESS SERVICES	3,524,464

CHEMICALS AND ALLIED PRODUCTS—2.74%
9,630	*	Andrx Corp	261,936
27,044		Clorox Co	1,322,722
900		PPG Industries, Inc	52,470

36 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
23,853		Sherwin-Williams Co	$ 916,671

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	2,553,799

COMMUNICATIONS—3.73%
20,709	*	Entercom Communications
		Corp	937,496
264,032	*	Lucent Technologies, Inc	1,085,172
3,896	*	NTL, Inc	231,617
181,295	*	Qwest Communications
		International, Inc	781,381
6,228		Telephone & Data Systems,
		Inc	441,378

		TOTAL COMMUNICATIONS	3,477,044

DEPOSITORY INSTITUTIONS—10.07%
22,681		AmSouth Bancorp	533,230
14,936		Astoria Financial Corp	568,016
473	*	BOK Financial Corp	19,393
600		Capitol Federal Financial	21,540
23,778		Charter One Financial, Inc	840,790
26,388		Comerica, Inc	1,433,396
1,886		Commerce Bancshares, Inc	90,022
1,679		First National Bankshares
		of Florida, Inc	29,500
6,052		First Tennessee National
		Corp	288,680
27,042		Hibernia Corp (Class A)	635,217
1,043		Hudson City Bancorp, Inc	39,467
1,141		International Bancshares
		Corp	60,279
12,770		Mercantile Bankshares
		Corp	548,727
30,349		National Commerce
		Financial Corp	868,285
25,826		New York Community
		Bancorp, Inc	885,315
300		Park National Corp	33,990
2,800		SouthTrust Corp	92,848
12,485		TCF Financial Corp	637,609
622		Trustmark Corp	18,100
27,198		Union Planters Corp	811,860
100		UnionBanCal Corp	5,239
315		Valley National Bancorp	8,811
16,163		Zions Bancorp	924,524

		TOTAL DEPOSITORY
		INSTITUTIONS	9,394,838

EATING AND DRINKING PLACES—0.79%
19,497	*	Brinker International, Inc	739,521

45		CBRL Group, Inc	$ 1,784

		TOTAL EATING AND
		DRINKING PLACES	741,305

ELECTRIC, GAS, AND SANITARY SERVICES—11.01%
4,555		Allete, Inc	159,835
4,590		Ameren Corp	211,553
78,842	*	Calpine Corp	368,192
18,176		Cinergy Corp	743,217
8,635		Consolidated Edison, Inc	380,804
23,619		DTE Energy Co	971,922
11,664		Equitable Resources, Inc	518,115
900		Kinder Morgan, Inc	56,718
19,393		National Fuel Gas Co	477,068
44		Nicor, Inc	1,550
1,300		Peoples Energy Corp	58,045
6,098		Pepco Holdings, Inc	124,643
47,249	*	PG&E Corp	1,368,804
1,728		Piedmont Natural Gas
		Co, Inc	72,956
16,285		Pinnacle West Capital Corp	640,815
21,567		PPL Corp	983,455
2,252		Public Service Enterprise
		Group, Inc	105,799
31,854		Republic Services, Inc	862,288
487		Sempra Energy	15,487
29,260		TECO Energy, Inc	428,074
100		Texas Genco Holdings, Inc	3,575
38,357		TXU Corp	1,099,312
8,215		Williams Cos, Inc	78,618
3,600		Wisconsin Energy Corp	115,740
1,144		WPS Resources Corp	54,683
21,200		Xcel Energy, Inc	377,572

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	10,278,840

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—3.46%
67,344	*	CIENA Corp	334,700
19,610	*	Comverse Technology, Inc	355,725
21,891	*	Dupont Photomasks, Inc	509,185
55,273	*	LSI Logic Corp	516,250
60,245		Nintendo Co Ltd	777,161
8,848	*	Nvidia Corp	234,384
123,135	*	Sycamore Networks, Inc	502,391

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	3,229,796

ENGINEERING AND MANAGEMENT SERVICES—3.13%
49,604	*	BearingPoint, Inc	531,755
42,125		Monsanto Co	1,544,724

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 37

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
70,102		Servicemaster Co	$ 841,925

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	2,918,404

FABRICATED METAL PRODUCTS—0.50%
244	*	Alliant Techsystems, Inc	13,274
411		Fortune Brands, Inc	31,495
84,222	*	Tower Automotive, Inc	424,479

		TOTAL FABRICATED METAL
		PRODUCTS	469,248

FOOD AND KINDRED PRODUCTS—2.75%
27,563		Archer Daniels Midland Co	464,988
26,533	*	Constellation Brands,
		Inc (Class A)	851,709
17,886	*	Dean Foods Co	597,392
300		J.M. Smucker Co	15,834
1,000		Lancaster Colony Corp	40,400
22,000	*	Smithfield Foods, Inc	596,640

		TOTAL FOOD AND KINDRED
		PRODUCTS	2,566,963

FOOD STORES—1.16%
52,417	*	Safeway, Inc	1,078,742

		TOTAL FOOD STORES	1,078,742

FURNITURE AND FIXTURES—1.80%
800		Johnson Controls, Inc	47,320
5,528		Lear Corp	342,515
22,576		Newell Rubbermaid, Inc	523,763
58,607		Steelcase, Inc (Class A)	761,891

		TOTAL FURNITURE AND
		FIXTURES	1,675,489

FURNITURE AND HOMEFURNISHINGS STORES—0.59%
15,550	*	Linens ‘n Things, Inc	550,626

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	550,626

GENERAL BUILDING CONTRACTORS—0.82%
6,200		Lennar Corp (Class A)	334,986
7,700		Pulte Homes, Inc	428,120

		TOTAL GENERAL BUILDING
		CONTRACTORS	763,106

GENERAL MERCHANDISE STORES—2.13%
53,751	*	Big Lots, Inc	779,390
9,900		May Department Stores Co	342,342
20,201		Sears Roebuck & Co	867,835

		TOTAL GENERAL
		MERCHANDISE STORES	1,989,567

HEALTH SERVICES—1.42%
743	*	Community Health
		Systems, Inc	$ 20,678
6,702	*	Express Scripts, Inc	499,902
500	*	Laboratory Corp of
		America Holdings	19,625
70,466	*	Tenet Healthcare Corp	786,401

		TOTAL HEALTH SERVICES	1,326,606

HOLDING AND OTHER INVESTMENT OFFICES—10.76%
15,838		Allied Capital Corp	479,733
24,003		AMB Property Corp	892,192
24,029		Apartment Investment &
		Management Co (Class A)	747,062
1,200		Centerpoint Properties
		Trust	99,000
12,652		Chelsea Property Group,
		Inc	796,317
15,436		Developers Diversified
		Realty Corp	623,614
129		Equity Residential	3,851
2,300		Federal Realty
		Investment Trust	106,260
1,900		Friedman Billings
		Ramsey Group, Inc	51,281
25,312		General Growth
		Properties, Inc	889,717
6,860		Health Care Property
		Investors, Inc	194,138
10		Healthcare Realty Trust, Inc	427
34,961		Highwoods Properties, Inc	916,328
5,056		Kimco Realty Corp	257,755
3,000		Macerich Co	161,700
11,381		Mack-Cali Realty Corp	511,121
1,300		Mills Corp	69,277
29,658		Nationwide Health
		Properties, Inc	660,484
2,100		Pan Pacific Retail
		Properties, Inc	109,410
943		Popular, Inc	40,643
5,300		Public Storage, Inc	257,898
1,300		Realty Income Corp	58,045
1,300		Regency Centers Corp	60,749
4,400		Rouse Co	235,840
11,418		Simon Property Group, Inc	667,268
4,100		Thornburg Mortgage, Inc	127,510
37,936		United Dominion Realty
		Trust, Inc	744,304
4,200		Vornado Realty Trust	254,016

38 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
865		Weingarten Realty
		Investors	$ 29,929

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	10,045,869

HOTELS AND OTHER LODGING PLACES—0.50%
13,369	*	Wynn Resorts Ltd	467,915

		TOTAL HOTELS AND OTHER
		LODGING PLACES	467,915

INDUSTRIAL MACHINERY AND EQUIPMENT—5.36%
45,710	*	AGCO Corp	946,654
32,861	*	Apple Computer, Inc	888,890
12,500	*	Emulex Corp	266,125
57,881	*	Maxtor Corp	471,730
19,000		Pall Corp	431,110
17,267		Pitney Bowes, Inc	735,747
137,978	*	Solectron Corp	763,018
21,283		Timken Co	494,404

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	4,997,678

INSTRUMENTS AND RELATED PRODUCTS—3.08%
19,387	*	Agilent Technologies, Inc	613,211
34,706		Eastman Kodak Co	908,256
21,370		PerkinElmer, Inc	442,145
14,713		Raytheon Co	461,105
13,000		Rockwell Automation, Inc	450,710

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,875,427

INSURANCE CARRIERS—8.78%
14,400		Aegon NV (ARS)	185,040
13,831		Aetna, Inc	1,240,917
58	*	Alleghany Corp	14,378
4,000		Ambac Financial Group, Inc	295,120
179		American National
		Insurance Co	16,019
704		Erie Indemnity Co (Class A)	33,975
12		Fidelity National Financial,
		Inc	479
1,135		HCC Insurance Holdings,
		Inc	36,695
950	*	Health Net, Inc	23,684
5,482		John Hancock Financial
		Services, Inc	239,509
19,890		Lincoln National Corp	941,195
2,007	*	Markel Corp	577,815
25,411		Max Re Capital Ltd	574,289

200		MBIA, Inc	$ 12,540
17,879		MGIC Investment Corp	1,148,368
17,734		Safeco Corp	765,577
22,737		St. Paul Travelers Cos, Inc	909,707
1,500		Stancorp Financial Group,
		Inc	97,875
627		Transatlantic Holdings, Inc	54,681
24		Wesco Financial Corp	9,288
13,410		XL Capital Ltd (Class A)	1,019,696

		TOTAL INSURANCE
		CARRIERS	8,196,847

MISCELLANEOUS RETAIL—0.83%
41,239	*	Office Depot, Inc	776,118

		TOTAL MISCELLANEOUS
		RETAIL	776,118

MOTION PICTURES—0.55%
800		Blockbuster, Inc (Class A)	14,000
22,800		Regal Entertainment Group
		(Class A)	501,144

		TOTAL MOTION PICTURES	515,144

NONDEPOSITORY INSTITUTIONS—1.73%
8,218		CIT Group, Inc	312,695
13,527		Countrywide Financial Corp	1,297,239

		TOTAL NONDEPOSITORY
		INSTITUTIONS	1,609,934

OIL AND GAS EXTRACTION—2.61%
18,399		Diamond Offshore
		Drilling, Inc	445,072
14,892		Noble Energy, Inc	701,413
22,772		Pioneer Natural
		Resources Co	735,536
388		Unocal Corp	14,465
30,085	*	Varco International, Inc	541,831

		TOTAL OIL AND GAS
		EXTRACTION	2,438,317

PAPER AND ALLIED PRODUCTS—2.59%
106,937	*	Abitibi-Consolidated, Inc	758,183
26,516		Bemis Co	689,416
55,199	*	Smurfit-Stone Container
		Corp	970,950
36		Sonoco Products Co	874

		TOTAL PAPER AND ALLIED
		PRODUCTS	2,419,423

PETROLEUM AND COAL PRODUCTS—1.59%
10,129		Amerada Hess Corp	661,221
55,650		Lyondell Chemical Co	825,846

		TOTAL PETROLEUM AND
		COAL PRODUCTS	1,487,067

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 39

Statement of Investments (Unaudited) - Mid-Cap Value Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—0.44%
10,488	*	International Steel
		Group, Inc	$ 405,886

		TOTAL PRIMARY METAL
		INDUSTRIES	405,886

PRINTING AND PUBLISHING—0.75%
23		Harte-Hanks, Inc	539
15,856		New York Times Co
		(Class A)	700,835

		TOTAL PRINTING AND
		PUBLISHING	701,374

RAILROAD TRANSPORTATION—0.77%
23,726		CSX Corp	718,661

		TOTAL RAILROAD
		TRANSPORTATION	718,661

REAL ESTATE—0.79%
25,357		Catellus Development Corp	659,536
1,500		Forest City Enterprises, Inc
		(Class A)	80,775

		TOTAL REAL ESTATE	740,311

SECURITY AND COMMODITY BROKERS—2.18%
19,752		A.G. Edwards, Inc	772,698
5,178		Bear Stearns Cos, Inc	454,007
49,339		Janus Capital Group, Inc	808,173

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,034,878

TOBACCO PRODUCTS—0.69%
19,149		Loews Corp
		(Carolina Group)	523,725
2,005		R.J. Reynolds Tobacco
		Holdings, Inc	121,303

		TOTAL TOBACCO
		PRODUCTS	645,028

TRANSPORTATION BY AIR—0.30%
27,261	*	Northwest Airlines Corp	275,609

		TOTAL TRANSPORTATION
		BY AIR	275,609

TRANSPORTATION EQUIPMENT—1.56%
20,255		Dana Corp	402,264
6,302		Genuine Parts Co	206,201
15,030		Paccar, Inc	845,175

		TOTAL TRANSPORTATION
		EQUIPMENT	1,453,640

TRANSPORTATION SERVICES—0.50%
19,405	*	Orbitz, Inc (Class A)	462,033

		TOTAL TRANSPORTATION
		SERVICES	462,033

WHOLESALE TRADE-DURABLE GOODS—0.21%
4,000		W.W. Grainger, Inc	$ 192,000

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	192,000

WHOLESALE TRADE-NONDURABLE GOODS—0.75%
700	*	Henry Schein, Inc	49,994
21,738		McKesson Corp	654,106

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	704,100

		TOTAL COMMON STOCK
		(Cost $85,834,375)	92,737,750

PRINCIPAL

SHORT TERM INVESTMENTS—1.67%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.67%
		Federal Farm
		Credit Banks (FFCB)
$1,560,000		0.970%, 04/01/04	1,559,958

		TOTAL U.S. GOVERNMENT
		AND AGENCIES
		DISCOUNT NOTES	1,559,958

		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $1,559,958)	1,559,958

		TOTAL PORTFOLIO—
		101.05%
		(Cost $87,394,333)	94,297,708
		OTHER ASSETS &
		LIABILITIES,
		NET—(1.05)%	(978,468)

		NET ASSETS—100.00%	$93,319,240

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

40 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-Crops	$ 229,130	0.12%
Agricultural Production-Livestock	33,500	0.02
Amusement and Recreation Services	2,372,811	1.26
Apparel and Accessory Stores	2,663,916	1.41
Apparel and Other Textile Products	422,490	0.22
Auto Repair, Services and Parking	133,168	0.07
Automotive Dealers and Service Stations	662,261	0.35
Building Materials and Garden Supplies	371,085	0.20
Business Services	20,347,910	10.80
Chemicals and Allied Products	11,357,890	6.03
Coal Mining	1,026,199	0.55
Communications	3,307,276	1.76
Depository Institutions	12,434,632	6.60
Eating and Drinking Places	2,819,257	1.50
Educational Services	107,877	0.06
Electric, Gas, and Sanitary Services	5,329,346	2.83
Electronic and Other Electric Equipment	14,309,788	7.60
Engineering and Management Services	5,485,930	2.91
Executive, Legislative and General	4,362	0.00
Fabricated Metal Products	1,928,637	1.02
Food and Kindred Products	2,149,744	1.14
Food Stores	996,695	0.53
Furniture and Fixtures	135,672	0.07
Furniture and Homefurnishings Stores	895,789	0.48
General Building Contractors	1,111,554	0.59
General Merchandise Stores	1,376,380	0.73
Health Services	3,601,792	1.91
Heavy Construction, Except Building	706,058	0.37
Holding and Other Investment Offices	16,889,047	8.96
Hotels and Other Lodging Places	874,127	0.46
Industrial Machinery and Equipment	11,646,990	6.18
Instruments and Related Products	11,819,484	6.27
Insurance Agents, Brokers and Service	31,239	0.02
Insurance Carriers	6,268,084	3.33
Justice, Public Order and Safety	20,700	0.01
Leather and Leather Products	583,751	0.31
Legal Services	53,856	0.03
Lumber and Wood Products	441,673	0.23
Metal Mining	398,609	0.21

Miscellaneous Manufacturing Industries	$ 1,895,199	1.00%
Miscellaneous Retail	3,010,630	1.60
Motion Pictures	1,013,733	0.54
Nondepository Institutions	3,175,848	1.69
Nonmetallic Minerals, Except Fuels	47,115	0.03
Oil and Gas Extraction	5,100,752	2.71
Paper and Allied Products	1,136,129	0.60
Personal Services	800,183	0.42
Petroleum and Coal Products	764,415	0.41
Primary Metal Industries	3,748,628	1.99
Printing and Publishing	2,083,544	1.11
Railroad Transportation	143,696	0.08
Real Estate	302,312	0.16
Rubber and Miscellaneous Plastics Products	1,211,057	0.64
Security and Commodity Brokers	2,173,401	1.15
Social Services	37,728	0.02
Special Trade Contractors	1,070,657	0.57
Stone, Clay, and Glass Products	896,989	0.48
Textile Mill Products	178,285	0.09
Tobacco Products	223,608	0.12
Transportation By Air	2,298,655	1.22
Transportation Equipment	2,470,639	1.31
Transportation Services	376,115	0.20
Trucking and Warehousing	1,116,041	0.59
Water Transportation	430,341	0.23
Wholesale Trade-Durable Goods	4,049,107	2.15
Wholesale Trade-Nondurable Goods	2,787,161	1.48

TOTAL COMMON STOCK (Cost $165,845,000)	187,890,677	99.73

TOTAL PORTFOLIO (Cost $165,845,000)	187,890,677	99.73
OTHER ASSETS & LIABILITIES, NET	516,904	0.27

NET ASSETS	$188,407,581	100.00%

____________________________

SHARES		VALUE

COMMON STOCK—99.73%
AGRICULTURAL PRODUCTION- CROPS—0.12%
300	Alico, Inc	$ 9,570
8,800	Delta & Pine Land Co	219,560

	TOTAL AGRICULTURAL
	PRODUCTION-CROPS	229,130

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 41

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

AGRICULTURAL PRODUCTION- LIVESTOCK—0.02%
100		Seaboard Corp	$ 33,500

		TOTAL AGRICULTURAL
		PRODUCTION-
		LIVESTOCK	33,500

AMUSEMENT AND RECREATION SERVICES—1.26%
8,700	*	Alliance Gaming Corp	279,531
1,500	*	Argosy Gaming Co	53,325
35,500	*	Aztar Corp	870,105
3,400	*	Bally Total Fitness
		Holding Corp	19,924
124		Churchill Downs, Inc	4,809
700		Dover Downs Gaming &
		Entertainment, Inc	7,497
1,400		Dover Motorsport, Inc	5,390
500	*	Gaylord Entertainment Co	15,450
1,600	*	Isle Of Capri Casinos, Inc	40,224
500	*	MTR Gaming Group, Inc	5,000
3,000	*	Multimedia Games, Inc	74,220
21,714	*	Penn National Gaming,
		Inc	624,712
13,000	*	Six Flags, Inc	102,050
1,400		Speedway Motorsports,
		Inc	42,434
6,800	*	WMS Industries, Inc	210,800
1,200		World Wrestling Federation
		Entertainment, Inc	17,340

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	2,372,811

APPAREL AND ACCESSORY STORES—1.41%
2,000	*	Aeropostale, Inc	72,520
6,714	*	American Eagle
		Outfitters, Inc	181,009
5,100	*	AnnTaylor Stores Corp	218,280
500	*	Bebe Stores, Inc	16,770
200		Buckle, Inc	5,792
2,100		Burlington Coat Factory
		Warehouse Corp	41,580
3,700	*	Casual Male Retail
		Group, Inc	38,258
1,800		Cato Corp (Class A)	36,144
1,100	*	Charlotte Russe
		Holding, Inc	20,130
29,705	*	Charming Shoppes, Inc	231,402
1,200	*	Children’s Place Retail
		Stores, Inc	37,164
23,300		Christopher & Banks Corp	491,863
400		Deb Shops, Inc	10,284
2,000	*	Dress Barn, Inc	35,080

1,200	*	Finish Line, Inc (Class A)	$ 44,376
1,900	b*	Footstar, Inc	4,655
8,000	*	Genesco, Inc	185,440
2,400		Goody’s Family Clothing,
		Inc	34,248
2,600	*	Hot Topic, Inc	68,770
100	*	Mothers Work, Inc	2,665
900		Oshkosh B’gosh, Inc
		(Class A)	21,060
3,000	*	Pacific Sunwear of
		California, Inc	73,620
8,200	*	Payless Shoesource, Inc	114,472
15,309	*	Stage Stores, Inc	592,305
700	*	Too, Inc	14,665
1,392	*	Urban Outfitters, Inc	66,900
1,600	*	Wilsons The Leather
		Experts, Inc	4,464

		TOTAL APPAREL AND
		ACCESSORY STORES	2,663,916

APPAREL AND OTHER TEXTILE PRODUCTS—0.22%
3,400	*	Collins & Aikman Corp	18,700
600	*	DHB Industries, Inc	4,422
400	*	Guess?, Inc	7,212
4,100		Kellwood Co	160,925
1,600		Oxford Industries, Inc	73,904
1,000		Phillips-Van Heusen Corp	18,500
2,400	*	Quiksilver, Inc	52,440
4,300	*	Warnaco Group, Inc	86,387

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	422,490

AUTO REPAIR, SERVICES AND PARKING—0.07%
1,800		Central Parking Corp	36,144
2,900	*	Dollar Thrifty Automotive
		Group, Inc	73,283
950	*	Monro Muffler Brake, Inc	23,741

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	133,168

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.35%
300	*	America’s Car Mart, Inc	8,085
1,200	*	Asbury Automotive
		Group, Inc	20,772
4,133	*	Copart, Inc	89,810
4,300	*	CSK Auto Corp	77,873
4,600	*	Group 1 Automotive, Inc	166,520
1,000		Lithia Motors, Inc
		(Class A)	27,650
500	*	MarineMax, Inc	13,285

42 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS—(Continued)
8,600		Sonic Automotive, Inc	$ 215,430
1,100		United Auto Group, Inc	30,096
400	*	West Marine, Inc	12,740

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	662,261

BUILDING MATERIALS AND GARDEN SUPPLIES—0.20%
1,100		Building Materials
		Holding Corp	19,305
1,100	*	Central Garden & Pet Co	39,600
12,100		Louisiana-Pacific Corp	312,180

		TOTAL BUILDING
		MATERIALS AND
		GARDEN SUPPLIES	371,085

BUSINESS SERVICES—10.80%
500		Aaron Rents, Inc	12,445
4,900		ABM Industries, Inc	87,955
3,800	*	ActivCard Corp	24,586
50,367	*	Activision, Inc	796,806
25,800	*	Administaff, Inc	449,694
3,418	*	Advent Software, Inc	63,917
1,650		Advo, Inc	53,163
1,400	*	Aether Systems, Inc	6,510
20,346	*	Akamai Technologies, Inc	267,346
7,000	*	American Management
		Systems, Inc	134,400
35,953	*	AMN Healthcare Services,
		Inc	659,738
600	*	Ansoft Corp	8,652
1,900	*	Ansys, Inc	75,506
3,100	*	APAC Customer Services,
		Inc	9,145
2,700	*	Aquantive, Inc	25,920
4,600	*	Arbitron, Inc	185,196
24,100	*	Ariba, Inc	67,962
2,200	*	Armor Holdings, Inc	72,820
7,266	*	Ask Jeeves, Inc	259,614
23,743	*	Aspect Communications
		Corp	372,053
36,334	*	Aspen Technology, Inc	296,849
26,879	*	Atari, Inc	91,657
3,800	*	Autobytel, Inc	50,160
1,600	*	Bankrate, Inc	31,856
2,900		Barra, Inc	101,471
400	*	Borland Software Corp	3,632
1,600		Brady Corp (Class A)	60,928
27,000		Brink’s Co	744,660
10,400	*	Catalina Marketing Corp	201,656
5,636	*	Cerner Corp	254,691

45,000	*	Ciber, Inc	$ 495,000
72,800	*	CMGI, Inc	178,360
6,400	*	CNET Networks, Inc	66,112
3,400	*	Computer Horizons Corp	14,620
200		Computer Programs &
		Systems, Inc	3,800
1,400	*	Concord Communications,
		Inc	20,174
400	*	Concur Technologies, Inc	4,480
600	*	Convera Corp	2,130
178	*	CSG Systems International,
		Inc	3,058
1,600	*	Cyberguard Corp	15,760
1,900	*	Datastream Systems, Inc	13,604
3,524	*	Dendrite International, Inc	56,384
2,900	*	Digital Insight Corp	60,088
100	*	Digitalthink, Inc	237
3,780	*	E.piphany, Inc	27,292
31,143	*	Earthlink, Inc	275,927
15,243	*	Echelon Corp	171,789
2,900	*	Eclipsys Corp	39,092
900	*	eCollege.com, Inc	18,792
42,940	*	eFunds Corp	704,216
1,800		Electro Rent Corp	18,108
6,944	*	Embarcadero Technologies,
		Inc	89,161
108,600	*	Enterasys Networks, Inc	274,758
3,800	*	Entrust, Inc	16,606
7,500	*	Epicor Software Corp	99,525
100	*	EPIQ Systems, Inc	1,638
1,258	*	eSpeed, Inc (Class A)	26,368
9,568	*	Extreme Networks, Inc	68,985
2,500	*	F5 Networks, Inc	84,625
7,910	*	Filenet Corp	210,802
3,200	*	FindWhat.com	69,280
2,600	*	Freemarkets, Inc	21,398
7,400	*	Gerber Scientific, Inc	50,320
6,500		Gevity HR, Inc	189,800
100		Grey Global Group, Inc	69,000
800	*	Group 1 Software, Inc	13,024
2,400		Healthcare Services
		Group	39,480
700	*	Heidrick & Struggles
		International, Inc	16,751
8,700	*	Homestore, Inc	36,801
800	*	Hudson Highland Group, Inc	22,304
2,000	*	IDX Systems Corp	69,200
2,100	*	iGate Corp	14,637
8,848	*	Informatica Corp	76,004
5,089	*	Infospace, Inc	197,809
4,600	*	infoUSA, Inc	48,346
900		Integral Systems, Inc	17,100

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 43

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
6,021	*	Intelidata Technologies
		Corp	$ 7,466
10,100	*	Intellisync Corp	33,229
42,780	*	Intergraph Corp	1,034,420
7,389	*	Internet Security Systems,
		Inc	130,342
900		Interpool, Inc	13,500
4,735	*	Interwoven, Inc	47,208
1,400	*	Intrado, Inc	27,090
500	*	iPayment, Inc	16,630
5,100	*	JDA Software Group, Inc	74,205
6,624	*	Kana Software, Inc	29,874
62,700	*	Keane, Inc	986,898
2,400		Kelly Services, Inc
		(Class A)	71,064
400	*	Keynote Systems, Inc	5,148
400	*	KFX ,Inc	4,156
4,800	*	Korn/Ferry International	76,800
2,593	*	Kroll, Inc	69,622
5,250	*	Kronos, Inc	170,783
29,200	*	Labor Ready, Inc	394,784
11,819	*	Lawson Software, Inc	98,098
190	*	Lionbridge Technologies	1,849
8,125	*	Macrovision Corp	151,775
900	*	Magma Design
		Automation, Inc	18,819
1,800	*	Manhattan Associates,
		Inc	50,040
6,035	*	Manugistics Group, Inc	41,340
1,800	*	MAPICS, Inc	14,544
600	*	Marketwatch.com, Inc	8,364
2,400	*	Matrixone, Inc	17,424
2,300		McGrath RentCorp	70,127
4,100	*	MedQuist, Inc	64,534
6,804	*	Memberworks, Inc	237,596
5,400	*	Mentor Graphics Corp	96,228
6,800	*	Micromuse, Inc	53,040
2,100	*	MicroStrategy, Inc	111,930
700	*	Midway Games, Inc	5,096
16,100	*	Mindspeed Technologies,
		Inc	105,133
4,090	*	Mobius Management
		Systems, Inc	37,342
22,100	*	MPS Group, Inc	245,752
2,100	*	MRO Software, Inc	24,402
2,700	*	MSC.Software Corp	23,787
5,900	*	National Processing, Inc	112,100
19,821	*	NCO Group, Inc	463,217
6,900		NDCHealth Corp	187,335
415	*	Neoforma, Inc	4,511
100	*	Neoware Systems, Inc	1,027
7,224	*	NETIQ Corp	100,847

300	*	Netratings, Inc	$ 3,315
1,900	*	Netscout Systems, Inc	14,611
2,300	*	Network Equipment
		Technologies, Inc	22,954
500	*	NIC, Inc	3,020
1,200	*	Opnet Technologies, Inc	17,892
3,600	*	Opsware, Inc	27,216
662	*	Packeteer, Inc	8,738
1,136	*	PalmSource, Inc	20,641
39,867	*	Parametric Technology
		Corp	180,199
18,400	*	PC-Tel, Inc	190,072
1,100	*	PDF Solutions, Inc	12,661
1,400	*	PDI, Inc	35,406
600	*	PEC Solutions, Inc	7,932
2,700	*	Pegasus Solutions, Inc	31,536
800	*	Pegasystems, Inc	6,576
1,500	*	Portfolio Recovery
		Associates, Inc	40,410
8,668	*	QAD, Inc	115,024
300	*	Quality Systems, Inc	13,629
6,000	*	Quest Software, Inc	98,100
1,700	*	Radiant Systems, Inc	10,221
6,400	*	Radisys Corp	133,760
249	*	Redback Networks, Inc	1,569
277	*	Redback Networks, Inc
		Wts 01/02/11	1,925
263	*	Redback Networks, Inc
		Wts 01/02/11	1,815
1,000	*	Register.com, Inc	5,920
1,400		Renaissance Learning, Inc	36,890
700	*	Rent-Way, Inc	6,160
5,900	*	Retek, Inc	44,604
2,100		Rollins, Inc	54,117
400	*	Roxio, Inc	1,788
9,346	*	RSA Security, Inc	175,611
8,600	*	S1 Corp	65,360
3,333	*	SafeNet, Inc	125,121
1,600	*	SAFLINK Corp	4,928
1,400	*	Sanchez Computer
		Associates, Inc	9,156
11,508	*	Sapient Corp	69,393
500	*	Scansoft, Inc	2,795
10,104	*	Seebeyond Technology
		Corp	40,921
1,200	*	SM&A	13,212
2,300	*	Sohu.com, Inc	57,247
5,700	*	SonicWALL, Inc	50,844
1,100	*	Source Interlink Cos, Inc	13,750
8,200	*	Spherion Corp	83,886
2,100	*	SPSS, Inc	38,430
11,531		SS&C Technologies, Inc	279,857
1,000		Startek, Inc	36,340

44 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

BUSINESS SERVICES—(Continued)
2,700	*	Stellent, Inc	$ 20,169
750	*	Stratasys, Inc	14,273
3,800	*	SupportSoft, Inc	41,838
17,200	*	Sybase, Inc	361,028
7,232	*	Sykes Enterprises, Inc	43,030
1,200	*	Synplicity, Inc	8,640
2,592	*	Take-Two Interactive
		Software, Inc	95,334
6,580		Talx Corp	144,431
20,324	*	TeleTech Holdings, Inc	127,228
1,200	*	TheStreet.com, Inc	5,460
5,800	*	THQ, Inc	117,334
7,950	*	TIBCO Software, Inc	64,952
4,000	*	Tier Technologies, Inc
		(Class B)	42,760
2,800	*	TradeStation Group, Inc	18,844
600	*	Trizetto Group, Inc	4,650
30,100	*	Tyler Technologies, Inc	292,271
8,398	*	United Online, Inc	139,911
57,500	*	United Rentals, Inc	1,021,775
2,000	*	Universal Compression
		Holdings, Inc	65,800
17,580	*	Valueclick, Inc	189,864
400	*	Verity, Inc	5,468
12,500	*	Vignette Corp	25,875
2,300	*	VitalWorks, Inc	8,625
4,150	*	Vitria Technology, Inc	24,406
700	*	Volt Information Sciences,
		Inc	17,108
1,500	*	WebEx Communications,
		Inc	44,595
1,864	*	webMethods, Inc	17,522
2,535	*	Websense, Inc	75,061
6,400	*	Wind River Systems, Inc	70,848
1	*	Yahoo!, Inc	49

		TOTAL BUSINESS
		SERVICES	20,347,910

CHEMICALS AND ALLIED PRODUCTS—6.03%
15,900	*	Abgenix, Inc	211,311
1,700	*	Able Laboratories, Inc	33,201
2,900		Aceto Corp	45,559
3,600	*	Adolor Corp	54,108
3,100	*	Albany Molecular
		Research, Inc	49,259
27,800		Albemarle Corp	806,200
1,400	*	Alexion Pharmaceuticals,
		Inc	33,264
1,300		Allergan, Inc	109,408
7,400		Alpharma, Inc (Class A)	145,114
1,000		Arch Chemicals, Inc	28,230

2,000	*	Arena Pharmaceuticals,
		Inc	$ 13,000
1,600	*	Atherogenics, Inc	36,592
976	*	Atrix Laboratories, Inc	24,888
9,700	*	Avant Immunotherapeutics,
		Inc	24,444
2,500	*	AVI BioPharma, Inc	7,575
1,200	*	Benthley Pharmaceuticals,
		Inc	14,412
900	*	Bone Care International,
		Inc	18,000
1,800	*	Bradley Pharmaceuticals,
		Inc	45,324
3,500		Calgon Carbon Corp	26,950
11,100		Cambrex Corp	298,590
1,300	*	Cell Therapeutics, Inc	10,998
1,500	*	Chattem, Inc	38,880
1,400	*	Cima Labs, Inc	44,002
20,141	*	Collagenex
		Pharmaceuticals, Inc	268,278
2,500	*	Columbia Laboratories,
		Inc	12,375
2,700	*	Connetics Corp	59,859
100	*	Corixa Corp	640
55,400		Crompton Corp	353,452
5,400	*	Cubist Pharmaceuticals,
		Inc	49,680
13,250	*	Dade Behring Holdings,
		Inc	589,360
420	*	DEL Laboratories, Inc	13,944
200	*	Dendreon Corp	2,660
9,300		Diagnostic Products Corp	402,690
1,500	*	Digene Corp	51,540
900	*	Discovery Laboratories,
		Inc	10,971
274	*	Dov Pharmaceutical, Inc	4,252
1,000	*	Durect Corp	3,400
7,300	*	Encysive
		Pharmaceuticals, Inc	75,044
13,409	*	Enzon, Inc	206,901
11,800	*	Ethyl Corp	233,758
3,364	*	First Horizon
		Pharmaceutical	53,017
16,900	*	FMC Corp	723,658
4,100	*	Genta, Inc	43,050
6,500		Georgia Gulf Corp	195,975
40,310	*	Geron Corp	378,914
2,600		Great Lakes Chemical
		Corp	62,010
1,400	*	GTC Biotherapeutics, Inc	3,080
7,200	*	Guilford
		Pharmaceuticals, Inc	52,056

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 45

  Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
800		H.B. Fuller Co	$ 22,752
8,524	*	Hi-Tech Pharmacal Co,
		Inc	166,644
200	*	Ilex Oncology, Inc	4,784
6,700	*	IMC Global, Inc	95,810
3,214	*	Immucor, Inc	58,238
8,216	*	Immunogen, Inc	55,212
4,562	*	Immunomedics, Inc	18,476
1,700	*	Impax Laboratories, Inc	38,029
7,200	*	Indevus Pharmaceuticals,
		Inc	43,560
300		Inter Parfums, Inc	6,897
3,700	*	InterMune, Inc	72,076
2,800	*	Inverness Medical
		Innovations, Inc	51,240
4,365	*	Isis Pharmaceuticals,
		Inc	33,872
7,250	*	Kos Pharmaceuticals, Inc	295,365
4,850	*	KV Pharmaceutical Co
		(Class A)	119,116
4,100	*	Lannett Co, Inc	68,470
17,200	*	Ligand Pharmaceuticals,
		Inc (Class B)	345,720
19,900		MacDermid, Inc	700,281
11,500	*	Medarex, Inc	103,155
2,400		Meridian Bioscience, Inc	24,458
1,300	*	MGI Pharma, Inc	79,638
5,900	*	Millennium Chemicals,
		Inc	88,146
2,900		Minerals Technologies,
		Inc	165,590
5,000	*	Nabi Biopharmaceuticals	77,750
1,200		Nature’s Sunshine
		Products, Inc	17,808
2,800	*	NBTY, Inc	104,104
3,300	*	Nektar Therapeutics	71,214
800		NL Industries, Inc	11,120
11,928	*	Noven Pharmaceuticals,
		Inc	256,094
2,197	*	NPS Pharmaceuticals,
		Inc	62,724
3,500	*	Nuvelo, Inc	43,960
900		Octel Corp	26,865
2,900		Olin Corp	51,765
4,300	*	OM Group, Inc	130,720
2,100	*	Onyx Pharmaceuticals,
		Inc	84,966
2,500	*	OraSure Technologies,
		Inc	25,900
2,200	*	OSI Pharmaceuticals, Inc	84,480

7,300	*	Palatin Technologies, Inc	$ 30,441
41,000	*	Peregrine
		Pharmaceuticals, Inc	100,450
12,400	*	PolyOne Corp	82,460
2,100	*	Pozen, Inc	29,022
5,288	*	Praecis Pharmaceuticals,
		Inc	31,252
200		Quaker Chemical Corp	5,080
14,900	*	Quidel Corp	98,191
804	*	Revlon, Inc (Class A)	2,227
1,800	*	Salix Pharmaceuticals Ltd	52,236
4,824	*	Sciclone
		Pharmaceuticals, Inc	26,050
2,600	*	Serologicals Corp	53,040
1,110	*	Sirna Therapeutics, Inc	4,496
39,000	b*	Solutia, Inc	15,210
600		Stepan Co	13,704
400	*	SuperGen, Inc	5,120
4,992	*	SurModics, Inc	99,391
19,622	*	Tanox, Inc	292,172
2,300	*	Third Wave Technologies,
		Inc	10,603
17,100	*	Unifi, Inc	75,753
2,000	*	United Therapeutics Corp	47,660
7,301	*	USANA Health Sciences,
		Inc	170,332
11,000		USEC, Inc	92,950
7,066	*	Vertex Pharmaceuticals,
		Inc	66,562
2,819	*	Vicuron Pharmaceuticals,
		Inc	64,132
900	*	Virbac Corp	2,250
2,200		Wellman, Inc	18,370
2,200		West Pharmaceutical
		Services, Inc	82,280
27,200	*	WR Grace & Co	84,864
1,600	*	Zymogenetics, Inc	24,720

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	11,357,890

COAL MINING—0.55%
11,600		Arch Coal, Inc	364,124
29,500		Massey Energy Co	651,065
600	*	Westmoreland Coal Co	11,010

		TOTAL COAL MINING	1,026,199

COMMUNICATIONS—1.76%
800	*	Acme Communication,
		Inc	6,192
400	*	Beasley Broadcast
		Group, Inc (Class A)	7,040
1,100	*	Centennial
		Communications Corp	7,436

46 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

COMMUNICATIONS—(Continued)
151,500	*	Charter Communications,
		Inc (Class A)	$ 713,565
34,100	*	Cincinnati Bell, Inc	138,787
100	*	Commonwealth Telephone
		Enterprises, Inc	4,101
400	*	Crown Media Holdings,
		Inc (Class A)	3,236
464		CT Communications, Inc	6,417
3,100	*	Cumulus Media, Inc
		(Class A)	61,969
1,300		D&E Communications,
		Inc	18,187
3,800	*	Digital Generation
		Systems	5,738
2,800	*	Dobson Communications
		Corp (Class A)	8,092
142	*	Emmis Communications
		Corp (Class A)	3,381
38	*	Fisher Communications,
		Inc	1,853
1,500		Golden Telecom, Inc	51,045
4,900		Gray Television, Inc	71,638
1,300		HickoryTech Corp	16,159
300	*	Hungarian Telephone &
		Cable	2,727
16,100	*	Infonet Services Corp
		(Class B)	32,039
5,400	*	Insight Communications
		Co, Inc	54,000
1,000	*	j2 Global
		Communications, Inc	22,560
1,600		Liberty Corp	74,032
2,900	*	Lightbridge, Inc	17,110
3,400	*	Lin TV Corp (Class A)	80,954
1,000	*	Lodgenet Entertainment
		Corp	19,000
2,100	*	Mastec, Inc	19,887
6,300	*	McLeodUSA, Inc (Class A)	9,387
5,200	*	Mediacom
		Communications Corp	41,704
2,000	*	Metro One
		Telecommunications,
		Inc	4,600
2,600	*	Net2Phone, Inc	13,520
5,433	*	NII Holdings, Inc (Class B)	190,318
1,500		North Pittsburgh
		Systems, Inc	30,195
5,595	*	Pegasus Communications
		Corp	214,512
1,000	*	Price Communications
		Corp	15,690

9,700	*	Primus
		Telecommunications
		Group	$ 81,577
19,966	*	PTEK Holdings, Inc	183,488
5,200	*	RCN Corp	1,508
3,200	*	Regent Communications,
		Inc	20,832
800		Shenandoah Telecom Co	18,280
5,400	*	Sinclair Broadcast Group,
		Inc (Class A)	67,500
1,176		SureWest
		Communications	31,505
77,116	*	Talk America Holdings,
		Inc	653,173
9,000	*	Time Warner Telecom,
		Inc (Class A)	58,770
7,000	*	Triton PCS Holdings,
		Inc (Class A)	38,430
600		Warwick Valley
		Telephone Co	15,330
5,900	*	Western Wireless Corp
		(Class A)	137,883
2,400	f*	WilTel Communications
		Group, Inc Rts	0
2,900	*	Wireless Facilities, Inc	31,929

		TOTAL COMMUNICATIONS	3,307,276

DEPOSITORY INSTITUTIONS—6.60%
1,547		1st Source Corp	38,087
900		ABC Bancorp	17,055
400		American National
		Bankshares, Inc	9,812
1,210	*	AmericanWest Bancorp	23,849
9,944		Anchor Bancorp
		Wisconsin, Inc	254,069
850		Arrow Financial Corp	25,381
500		Bancfirst Corp	27,720
600		BancTrust Financial
		Group, Inc	10,500
9,527		Bank Mutual Corp	106,607
1,500		Bank Of Granite Corp	31,005
400		Bank Of The Ozarks, Inc	11,020
5,900		BankAtlantic Bancorp,
		Inc (Class A)	100,064
4,790	*	BankUnited Financial
		Corp (Class A)	142,263
1,000		Banner Corp	29,290
7,500		Bay View Capital Corp	16,725
500		Berkshire Hills
		Bancorp, Inc	17,450
700		Bryn Mawr Bank Corp	16,030
1,100		BSB Bancorp, Inc	42,460
300		C&F Financial Corp	12,228

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 47

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
700		Camco Financial Corp	$ 11,459
1,100		Camden National Corp	35,145
1,100		Capital City Bank Group,
		Inc	45,375
600		Capital Corp of the West	23,478
1,300		Cascade Bancorp	29,861
500		Cavalry Bancorp, Inc	8,435
500		CB Bancshares, Inc	34,945
488		CCBT Financial Cos, Inc	18,007
1,200		Center Financial Corp	18,888
880	*	Central Coast Bancorp	16,166
1,300		Central Pacific Financial
		Corp	38,727
300		Century Bancorp, Inc
		(Class A)	9,927
1,000		CFS Bancorp, Inc	14,650
100		Charter Financial Corp	3,937
4,429		Chemical Financial Corp	158,868
900		Citizens First Bancorp,
		Inc	21,744
700		Citizens South Banking
		Corp	9,506
900		City Bank	30,987
2,300		City Holding Co	78,890
400		CNB Financial Corp	17,396
500		Coastal Bancorp, Inc	20,675
1,078		Coastal Financial Corp	17,518
338		Columbia Bancorp	10,410
700		Columbia Bancorp
		(Oregon)	11,480
2,100		Columbia Banking
		System, Inc	58,800
375		Commercial Bankshares,
		Inc	10,170
1,066	*	Commercial Capital
		Bancorp, Inc	24,433
35,000		Commercial Federal Corp	966,000
400		Community Bank of
		North Virginia	6,820
1,800		Community Bank
		System, Inc	83,304
1,760		Community Trust
		Bancorp, Inc	58,080
4,714		Corus Bankshares, Inc	189,927
5,380		CVB Financial Corp	111,705
10,350		Dime Community
		Bancshares	210,623
500		Eastern Virginia
		Bankshares, Inc	11,515
700		ESB Financial Corp	9,800
900	*	Euronet Worldwide, Inc	17,109

600		EverTrust Financial
		Group, Inc	$ 10,944
450		Exchange National
		Bancshares, Inc	14,265
700		Farmers Capital
		Bank Corp	24,500
500		FFLC Bancorp, Inc	13,455
1,800		Fidelity Bankshares, Inc	65,970
600		Financial Institutions,
		Inc	13,752
800		First Bancorp
		(North Carolina)	25,192
1,100		First Busey Corp
		(Class A)	29,821
2,500		First Charter Corp	52,625
400		First Citizens Banc Corp	10,644
1,000		First Citizens Bancshares,
		Inc (Class A)	123,000
1,425		First Community Bancorp	53,281
880		First Community
		Bancshares, Inc	26,875
1,800		First Federal Capital Corp	38,322
300		First Federal Financial
		of Kentucky	7,890
3,900		First Financial Bancorp	72,150
300		First Financial
		Bankshares, Inc	12,021
1,800		First Financial Corp
		(Indiana)	52,758
1,700		First Financial
		Holdings, Inc	50,813
300		First M & F Corp	10,107
400		First Merchants Corp	9,620
650		First Oak Brook
		Bancshares, Inc	19,663
400		First Of Long Island Corp	20,088
8,000		First Republic Bank	308,480
2,700		First Sentinel
		Bancorp, Inc	57,105
300		First South Bancorp, Inc	11,640
100		First State Bancorp	3,086
600		First United Corp	13,824
840		Firstbank Corp	22,344
1,500		Firstfed America
		Bancorp, Inc	41,805
7,800	*	FirstFed Financial Corp	359,814
600		Flag Financial Corp	7,698
16,300		Flagstar Bancorp, Inc	418,095
2,100		Flushing Financial Corp	38,010
300		FMS Financial Corp	5,250
600		FNB Corp (Virginia)	16,518
600		FNB Corp, Inc
		(North Carolina)	12,786

48 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
436		Foothill Independent
		Bancorp	$ 9,592
400		Franklin Financial Corp	12,624
2,100		Frontier Financial Corp	72,219
400		GA Financial, Inc	14,020
400		GB&T Bancshares, Inc	11,260
2,200		Glacier Bancorp, Inc	70,950
600		Great Southern
		Bancorp, Inc	29,478
500		Greater Community
		Bancorp	8,045
600		Greene County
		Bancshares, Inc	13,458
4,000		Hancock Holding Co	123,840
1,000		Hanmi Financial Corp	26,590
2,900		Harbor Florida
		Bancshares, Inc	83,926
3,175		Harleysville National
		Corp	88,360
1,050		Heartland Financial
		U.S.A., Inc	19,551
1,100	*	Heritage Commerce Corp	14,300
500		Heritage Financial Corp	10,445
1,000		Horizon Financial Corp	18,430
4,200		Hudson River Bancorp,
		Inc	86,520
3,800		Humboldt Bancorp	75,354
564		IberiaBank Corp	33,191
300		IBT Bancorp, Inc	14,415
700		Independent Bank Corp
		(Massachusetts)	21,217
2,680		Independent Bank Corp
		(Michigan)	74,665
800		Integra Bank Corp	19,272
1,900		Irwin Financial Corp	51,262
900	*	Itla Capital Corp	44,514
300		Lakeland Bancorp, Inc	4,938
600		Lakeland Financial Corp	20,262
400		LNB Bancorp, Inc	8,248
100		LSB Bancshares, Inc	1,727
1,000		Macatawa Bank Corp	27,870
735		MainSource Financial
		Group, Inc	26,328
2,908		MB Financial, Inc	113,383
1,600		MBT Financial Corp	27,520
500		Merchants Bancshares,
		Inc	14,255
3,200		Mid-State Bancshares	75,680
400		MutualFirst Financial, Inc	9,628
900		Nara Bancorp, Inc	26,658
300		NASB Financial, Inc	11,934
400		National Bankshares, Inc	20,124

1,000		National Penn
		Bancshares, Inc	$ 31,530
700		NBC Capital Corp	18,200
6,000		NBT Bancorp, Inc	135,000
6,300		NetBank, Inc	76,923
300		Northern States
		Financial Corp	7,986
1,200		Northwest Bancorp, Inc	30,684
700		OceanFirst Financial
		Corp	17,451
28,500	*	Ocwen Financial Corp	275,595
200		Old Point Financial Corp	6,000
701		Old Second Bancorp, Inc	36,045
1,000		Omega Financial Corp	36,562
150		Oneida Financial Corp	2,100
700		PAB Bankshares, Inc	8,890
11,200		Pacific Capital Bancorp	444,304
800		Pacific Union Bank	23,480
400		Parkvale Financial Corp	11,464
700		Partners Trust Financial
		Group, Inc	23,947
800		Patriot Bank Corp	23,424
550		Peapack Gladstone
		Financial Corp	18,623
300		Pennfed Financial
		Services, Inc	10,608
760		Pennrock Financial
		Services Corp	21,736
430		Penns Woods
		Bancorp, Inc	19,384
1,045		Peoples Bancorp, Inc	29,061
900		Peoples Holding Co	30,330
9,340		PFF Bancorp, Inc	356,134
443		Provident Bancorp, Inc	5,250
12,141		Provident Bankshares
		Corp	380,985
450		Provident Financial
		Holdings	11,691
7,200		Provident Financial
		Services, Inc	134,568
3,900		R & G Financial
		Corp (Class B)	134,706
840		Republic Bancorp, Inc
		(Class A) (Kentucky)	16,355
7,720		Republic Bancorp, Inc
		(Michigan)	108,543
100		Resource Bankshares Corp	3,260
408		Royal Bancshares of
		Pennsylvania (Class A)	10,404
3,763		S & T Bancorp, Inc	113,116
1,200		S.Y. Bancorp, Inc	26,880
400		Santander Bancorp	11,000
500		SCBT Financial Corp	15,750

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 49

  Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,100		Seacoast Banking Corp
		of Florida	$ 22,770
4,600		Seacoast Financial
		Services Corp	154,100
1,400		Second Bancorp, Inc	45,220
400		Security Bank Corp	12,000
600		Shore Bancshares, Inc	19,560
500		Sierra Bancorp	7,575
5,790	*	Silicon Valley Bancshares	187,828
1,500		Simmons First
		National Corp (Class A)	41,325
1,300		Sound Federal Bancorp,
		Inc	19,110
10,200		South Financial Group,
		Inc	301,818
510		Southern Financial
		Bancorp, Inc	22,746
735		Southside Bancshares,
		Inc	13,678
500		Southwest Bancorp, Inc	8,650
800		State Bancorp, Inc	19,280
500		State Financial Services
		Corp (Class A)	14,145
12,900		Staten Island Bancorp,
		Inc	320,952
975		Sterling Bancorp	28,421
5,900		Sterling Bancshares, Inc	79,001
2,375		Sterling Financial Corp
		(Pennsylvania)	61,061
500		Summit Bancshares, Inc	15,050
700	*	Sun Bancorp, Inc
		(New Jersey)	17,703
500		Sun Bancorp, Inc
		(Pennsylvania)	9,750
300		Taylor Capital Group, Inc	6,915
3,600		Texas Regional
		Bancshares, Inc
		(Class A)	153,180
4,300		TierOne Corp	101,007
100		Trico Bancshares	3,738
2,500		Trust Co Of New Jersey	103,775
400		U.S.B. Holding Co, Inc	9,816
1,800		UCBH Holdings, Inc	72,072
4,600		UMB Financial Corp	233,220
5,600		Umpqua Holdings Corp	113,064
600		Union Bankshares Corp	19,362
2,500		United Community
		Banks, Inc	89,100
2,900		United Community
		Financial Corp	37,787
600		United Securities
		Bancshares	15,870

400		United Security
		Bancshares (California)	$ 9,880
2,600		Unizan Financial Corp	64,558
500	*	Virginia Commerce
		Bancorp	14,950
800		Virginia Financial
		Group, Inc	27,800
4,240		W Holding Co, Inc	79,246
200		Warwick Community
		Bancorp	6,700
500		Washington Trust
		Bancorp, Inc	13,200
735		Wayne Bancorp, Inc	17,199
2,300		Wesbanco, Inc	69,805
100		West Bancorporation	1,690
1,600		West Coast Bancorp	36,400
405	*	Western Sierra Bancorp	17,800
2,200		Willow Grove Bancorp,
		Inc	39,380
1,212		Wintrust Financial Corp	58,940
600		WSFS Financial Corp	30,102
700		Yadkin Valley Bank
		and Trust Co	11,725

		TOTAL DEPOSITORY
		INSTITUTIONS	12,434,632

EATING AND DRINKING PLACES—1.50%
6,300		Bob Evans Farms, Inc	204,372
12,300	*	CEC Entertainment, Inc	426,810
18,500	*	CKE Restaurants, Inc	183,150
1,700	*	Dave & Buster’s, Inc	25,585
1,700		IHOP Corp	58,548
21,300	*	Jack In The Box, Inc	531,861
3,500		Landry’s Restaurants, Inc	104,405
7,475		Lone Star Steakhouse &
		Saloon, Inc	218,195
1,288	*	O’Charley’s, Inc	23,506
1,300	*	P.F. Chang’s China
		Bistro, Inc	65,403
16,800	*	Papa John’s International,
		Inc	568,512
1,397	*	Rare Hospitality
		International, Inc	38,767
7,900	*	Ryan’s Family Steak
		Houses, Inc	135,169
3,161	*	Sonic Corp	108,359
4,300	*	The Steak N Shake Co	82,775
4,000		Triarc Cos (Class B)	43,840

		TOTAL EATING AND
		DRINKING PLACES	2,819,257

50 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

EDUCATIONAL SERVICES—0.06%
900	*	Learning Tree
		International, Inc	$ 14,301
800		Strayer Education, Inc	93,576

		TOTAL EDUCATIONAL
		SERVICES	107,877

ELECTRIC, GAS, AND SANITARY SERVICES—2.83%
20,400	*	Allegheny Energy, Inc	279,684
26,700	*	Aquila, Inc	125,757
3,099		Atmos Energy Corp	79,241
14,200		Avista Corp	268,664
2,800		Black Hills Corp	89,236
1,300		Cascade Natural Gas
		Corp	28,327
2,000	*	Casella Waste Systems,
		Inc (Class A)	29,080
1,700		Central Vermont Public
		Service Corp	38,250
3,200		CH Energy Group, Inc	157,088
700		Chesapeake Utilities Corp	17,934
700	*	Clean Harbors, Inc	5,187
9,700	*	CMS Energy Corp	86,815
500		Connecticut Water
		Service, Inc	14,150
800	*	Duratek, Inc	12,728
8,300	*	El Paso Electric Co	114,872
2,900		Empire District Electric Co	65,685
6,500		Energen Corp	268,125
400		EnergySouth, Inc	13,964
8,400		Idacorp, Inc	251,160
2,200		Laclede Group, Inc	66,660
2,400		MGE Energy, Inc	74,040
133		Middlesex Water Co	2,753
3,600		New Jersey Resources
		Corp	136,080
3,000		Northwest Natural Gas Co	93,750
12,500		NUI Corp	211,375
3,600		Otter Tail Corp	95,112
6,100		PNM Resources, Inc	183,305
1,500		Resource America, Inc
		(Class A)	27,750
2,200		SEMCO Energy, Inc	12,452
7,000	*	Sierra Pacific Resources	51,800
600		SJW Corp	20,796
1,300		South Jersey Industries,
		Inc	53,183
400	*	Southern Union Co	7,580
5,200		Southwest Gas Corp	121,680
17,100		UIL Holdings Corp	823,707
12,800		Unisource Energy Corp	314,496
4,400	*	Waste Connections, Inc	175,120

43,500		Westar Energy, Inc	$ 911,760

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	5,329,346

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.60%
2,600	*	Actel Corp	58,838
3,358	*	Advanced Energy
		Industries, Inc	68,470
5,600	*	Aeroflex, Inc	75,376
1,700	*	Alliance Semiconductor
		Corp	12,937
4,100	*	Anaren Microwave, Inc	64,698
5,800	*	Applica, Inc	65,192
1,100		Applied Signal
		Technology, Inc	30,052
68,697	*	Arris Group, Inc	632,012
18,700	*	Artesyn Technologies, Inc	178,024
1,700	*	ATMI, Inc	44,744
11,496	*	Avanex Corp	49,663
19,700		Baldor Electric Co	452,706
1,175		Bel Fuse, Inc (Class B)	38,470
8,300	*	Benchmark Electronics,
		Inc	261,284
11,300		C&D Technologies, Inc	188,823
500	*	Catapult Communications
		Corp	8,915
9,540	*	C-COR.net Corp	133,751
600	*	Celestica, Inc	9,840
2,800	*	Centillium
		Communications, Inc	12,656
400	*	Ceradyne, Inc	14,460
1,400	*	Ceva, Inc	13,168
4,800	*	Checkpoint Systems, Inc	90,720
3,200	*	ChipPAC, Inc	25,312
5,206	*	Comtech
		Telecommunications	120,779
21,643	*	Conexant Systems, Inc	133,321
37,000	*	Corvis Corp	71,040
2,400		CTS Corp	31,296
1,000		Cubic Corp	26,000
2,450	*	Diodes, Inc	53,435
3,133	*	Ditech Communications
		Corp	52,227
1,400	*	DSP Group, Inc	36,022
1,400	*	Dupont Photomasks, Inc	32,564
1,600	*	Electro Scientific
		Industries, Inc	37,664
1,600	*	Emerson Radio Corp	6,112
1,100	*	EMS Technologies, Inc	21,241
900	*	Energy Conversion
		Devices, Inc	8,820
4,300	*	Entegris, Inc	54,438

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 51

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
39,720	*	ESS Technology, Inc	$ 582,295
3,400	*	Exar Corp	62,900
16,300	*	Finisar Corp	35,534
800		Franklin Electric Co, Inc	50,944
1,500	*	FuelCell Energy, Inc	20,340
10,100	*	Genesis Microchip, Inc	169,276
3,241	*	Genlyte Group, Inc	181,626
3,300	*	GrafTech International
		Ltd	49,335
4,500	*	Harmonic, Inc	43,425
5,600		Helix Technology Corp	135,800
2,300	*	Hexcel Corp	16,744
3,300	*	Hutchinson Technology, Inc	92,598
7,467	*	Inet Technologies, Inc	92,665
4,600	*	Innovex, Inc	31,234
1,600	*	Integrated Silicon
		Solution, Inc	28,384
2,119		Inter-Tel, Inc	63,697
27,107	*	InterVoice, Inc	457,295
1,600	*	IXYS Corp	15,040
22,000	*	Kemet Corp	315,480
8,500	*	Kopin Corp	49,130
51,700	*	Lattice Semiconductor
		Corp	451,341
1,000	*	Lifeline Systems, Inc	18,890
1,479	*	Littelfuse, Inc	55,019
1,750		LSI Industries, Inc	21,280
14,150	*	Mattson Technology, Inc	169,234
34	*	Medis Technologies Ltd	451
2,600	*	Mercury Computer
		Systems, Inc	66,300
4,000		Methode Electronics, Inc	51,600
800	*	Metrologic Instruments,
		Inc	18,720
57,000	*	Micrel, Inc	760,950
7,400	*	Microsemi Corp	101,232
2,100	*	Monolithic System
		Technology, Inc	28,119
2,950	*	Moog, Inc (Class A)	100,654
4,300	*	Mykrolis Corp	61,318
300		National Presto
		Industries, Inc	11,628
8,300	*	ON Semiconductor Corp	62,582
4,500	*	Openwave Systems, Inc	60,030
28,884	*	Oplink Communications,
		Inc	72,499
1,600	*	Optical Communication
		Products, Inc	5,264
600	*	OSI Systems, Inc	12,000
6,900		Park Electrochemical
		Corp	174,570

2,900	*	Pemstar, Inc	$ 10,585
1,300	*	Pericom Semiconductor
		Corp	14,924
14,244	*	Photronics, Inc	252,689
2,900	*	Pixelworks, Inc	49,677
17,700	*	Plantronics, Inc	647,997
4,040	*	Plexus Corp	71,872
1,700	*	Plug Power, Inc	13,124
700	*	Powell Industries, Inc	12,432
1,800	*	Power Integrations, Inc	52,794
4,600	*	Power-One, Inc	50,876
59,620	*	Powerwave Technologies,
		Inc	465,036
11,700	*	Proxim Corp (Class A)	20,709
800		Raven Industries, Inc	24,480
1,800	*	Rayovac Corp	51,480
2,800		Regal-Beloit Corp	55,944
40,420	*	RF Micro Devices, Inc	341,953
200		Richardson Electronics
		Ltd	2,422
1,200	*	Rogers Corp	64,044
500	*	SBA Communications
		Corp	1,940
1,400	*	SBS Technologies, Inc	21,644
13,300	*	Seachange International,
		Inc	203,490
28,577	*	Semtech Corp	652,413
4,500	*	Silicon Image, Inc	46,350
21,600	*	Silicon Storage
		Technology, Inc	279,504
3,552	*	Siliconix, Inc	165,630
2,800	*	Sipex Corp	17,640
6,620	*	Skyworks Solutions, Inc	77,189
34,531	*	Sonus Networks, Inc	128,110
8,516		Spectralink Corp	145,027
5,220	*	Standard Microsystems
		Corp	139,061
14,000	*	Stoneridge, Inc	201,880
8,700	*	Stratex Networks, Inc	41,325
31,200	*	Superconductor
		Technologies	71,760
900	*	Supertex, Inc	15,012
21,600	*	Sycamore Networks, Inc	88,128
7,400	*	Synaptics, Inc	129,796
6,200	*	Technitrol, Inc	116,560
15,900	*	Tekelec	263,781
2,400	*	Terayon Communication
		Systems, Inc	8,208
1,900		Thomas & Betts Corp	41,458
2,200	*	Three-Five Systems, Inc	14,410
3,979	*	Tollgrade
		Communications, Inc	63,505
12,900	*	Transmeta Corp	51,084

52 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
11,600	*	Triquint Semiconductor,
		Inc	$ 84,680
17,854	*	TTM Technologies, Inc	219,961
3,400		Turnstone Systems, Inc	418
600	*	Ulticom, Inc	6,156
3,800	*	Universal Display Corp	48,754
2,800	*	Universal Electronics, Inc	36,960
4,543	*	Valence Technology, Inc	20,216
1,500	*	Varian Semiconductor
		Equipment Associates,
		Inc	63,000
45,080	*	Verso Technologies, Inc	75,284
4,000	*	Viasat, Inc	99,520
3,600	*	Vicor Corp	44,172
833	*	Virage Logic Corp	7,704
18,100	*	Vitesse Semiconductor
		Corp	128,329
5,258	*	Westell Technologies, Inc	38,383
1,200	*	White Electronic
		Designs Corp	9,180
2,600	*	Wilson Greatbatch
		Technologies, Inc	94,328
1,000		Woodhead Industries, Inc	15,000
30,156	*	Zhone Technologies, Inc	117,307

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	14,309,788

ENGINEERING AND MANAGEMENT SERVICES—2.91%
7,180	*	aaiPharma, Inc	47,603
100	*	Advisory Board Co	3,655
20,100	*	Applera Corp
		(Celera Genomics Group)	291,651
700	*	Ariad Pharmaceuticals,
		Inc	6,622
12,200	*	Century Business
		Services, Inc	59,902
1,000	*	Charles River Associates,
		Inc	32,786
700	*	Ciphergen Biosystems,
		Inc	5,831
400	*	Cornell Cos, Inc	4,628
500	*	Corrections Corp
		of America	17,800
2,000	*	Covance, Inc	68,880
2,400	*	CuraGen Corp	14,976
100	*	CV Therapeutics, Inc	1,513
15,282	*	Decode Genetics, Inc	161,989
11,962	*	Digitas, Inc	123,089
100	*	Diversa Corp	886

4,350	*	eResearch Technology, Inc	$ 122,018
1,400	*	Exact Sciences Corp	10,878
100	*	Exelixis, Inc	855
1,600	*	Exult, Inc	9,968
1,000	*	Forrester Research, Inc	18,950
3,100	*	FTI Consulting, Inc	51,646
13,900	*	Gartner, Inc (Class A)	161,935
100	*	Gene Logic, Inc	505
7,200	*	Genencor International,
		Inc	95,832
26,000	*	Gen-Probe, Inc	868,660
1,100	*	Incyte Corp	9,141
2,500	*	Kosan Biosciences, Inc	26,425
400		Landauer, Inc	16,800
1,700	*	Lexicon Genetics, Inc	10,659
1,150	*	Luminex Corp	10,408
5,800	*	MAXIMUS, Inc	203,000
3,000	*	Maxygen, Inc	28,470
300	*	MTC Technologies, Inc	7,533
1,300	*	Myriad Genetics, Inc	21,086
3,900	*	Navigant Consulting, Inc	78,897
800	*	Newtek Business Services,
		Inc	4,160
2,300	*	Parexel International Corp	41,101
3,200	*	Per-Se Technologies, Inc	35,840
3,050	*	Pharmacopeia, Inc	61,366
3,800	*	PRG-Schultz
		International, Inc	16,720
2,378	*	Regeneration
		Technologies, Inc	26,990
600	*	Regeneron
		Pharmaceuticals, Inc	8,148
18,465	*	Repligen Corp	55,580
400	*	Research Frontiers, Inc	3,888
1,700	*	Resources Connection,
		Inc	75,002
12,100	*	Savient
		Pharmaceuticals, Inc	45,738
4,700	*	Seattle Genetics, Inc	39,762
600	*	SFBC International, Inc	17,856
7,930	*	Sourcecorp	210,145
3,800	*	Symyx Technologies, Inc	108,832
100	*	Tejon Ranch Co	3,696
9,285	*	Tetra Tech, Inc	199,256
4,021	*	Transkaryotic
		Therapies, Inc	69,000
400	*	TRC Cos, Inc	7,484
3,530	*	Tularik, Inc	86,662
66,800	*	U.S. Oncology, Inc	987,304
4,600	*	URS Corp	132,388
14,542	*	Washington Group
		International, Inc	532,383

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 53

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
4,800	*	Watson Wyatt & Co
		Holdings	$ 121,152

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	5,485,930

EXECUTIVE, LEGISLATIVE AND GENERAL—0.00%
600	*	Omega Protein Corp	4,362

		TOTAL EXECUTIVE,
		LEGISLATIVE AND
		GENERAL	4,362

FABRICATED METAL PRODUCTS—1.02%
1,000		CIRCOR International, Inc	22,600
13,900	*	Crown Holdings, Inc	129,548
700	*	Drew Industries, Inc	24,556
36,600	*	Griffon Corp	790,560
2,100	*	Intermagnetics General
		Corp	55,650
14,300	*	Jacuzzi Brands, Inc	134,134
900		Material Sciences Corp	9,900
100	*	Mobile Mini, Inc	1,730
2,300	*	NCI Building Systems,
		Inc	53,958
800	*	Raytech Corp	2,304
5,700	*	Shaw Group, Inc	61,788
4,800	*	Silgan Holdings, Inc	219,504
1,900		Simpson Manufacturing
		Co, Inc	93,005
60,600	*	Tower Automotive, Inc	305,424
1,200		Valmont Industries, Inc	23,976

		TOTAL FABRICATED METAL
		PRODUCTS	1,928,637

FOOD AND KINDRED PRODUCTS—1.14%
1,900		American Italian Pasta
		Co (Class A)	75,867
1,100	*	Boston Beer Co, Inc
		(Class A)	20,262
400		Coca-Cola Bottling Co
		Consolidated	20,420
6,000		Corn Products
		International, Inc	240,000
13,400	*	Darling International, Inc	45,560
100		Farmer Brothers Co	36,000
19,750		Flowers Foods, Inc	518,240
5,000	*	Hercules, Inc	57,400
700	*	International Multifoods
		Corp	17,304
13,200	*	Interstate Bakeries Corp	150,084

700	*	J & J Snack Foods Corp	$ 31,626
2,900		Lance, Inc	47,531
1,000	*	M&F Worldwide Corp	13,690
600		National Beverage Corp	5,712
3,700		Pilgrim’s Pride Corp	82,991
14,500	*	Ralcorp Holdings, Inc	441,235
700		Riviana Foods, Inc	19,530
5,101		Sanderson Farms, Inc	187,360
5,600		Sensient Technologies
		Corp	104,552
3,600		Topps Co, Inc	34,380

		TOTAL FOOD AND
		KINDRED PRODUCTS	2,149,744

FOOD STORES—0.53%
8,000	*	7-Eleven, Inc	121,360
200		Arden Group, Inc
		(Class A)	15,100
1,500	*	Great Atlantic & Pacific
		Tea Co, Inc	11,610
900		Ingles Markets, Inc
		(Class A)	9,636
1,600	*	Panera Bread Co
		(Class A)	62,272
4,804	*	Pantry, Inc	95,696
2,800	*	Pathmark Stores, Inc	22,344
29,700		Ruddick Corp	601,128
1,600		Weis Markets, Inc	54,000
300	*	Wild Oats Markets, Inc	3,549

		TOTAL FOOD STORES	996,695

FURNITURE AND FIXTURES—0.07%
1,000		Bassett Furniture
		Industries, Inc	19,830
800		Hooker Furniture Corp	18,592
2,600		Kimball International,
		Inc (Class B)	40,742
500	*	Select Comfort Corp	13,795
1,100		Stanley Furniture Co, Inc	42,713

		TOTAL FURNITURE AND
		FIXTURES	135,672

FURNITURE AND HOMEFURNISHINGS STORES—0.48%
2,600	*	Cost Plus, Inc	108,550
13,868	*	Electronics Boutique
		Holdings Corp	407,164
8,100	*	Gamestop Corp (Class A)	145,962
2,000		Haverty Furniture Cos, Inc	42,560
4,200	*	Intertan, Inc	58,674
200	*	Kirkland’s, Inc	3,266
1,900	*	Linens ‘n Things, Inc	67,279
700	*	Rex Stores Corp	11,018

54 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES—(Continued)
5,038	*	Trans World
		Entertainment Corp	$ 47,760
100	*	Tweeter Home
		Entertainment Group,
		Inc	944
400	*	Ultimate Electronics, Inc	2,612

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	895,789

GENERAL BUILDING CONTRACTORS—0.59%
500		Beazer Homes U.S.A., Inc	52,955
5,780		Brookfield Homes Corp	202,820
400	*	Dominion Homes, Inc	15,220
1,475	*	Levitt Corp (Class A)	36,138
4,200		M/I Homes, Inc	198,576
2,600	*	Meritage Corp	193,050
3,018	*	Palm Harbor Homes, Inc	63,257
3,100	*	Perini Corp	48,825
800		Standard-Pacific Corp	48,000
200	*	Technical Olympic U.S.A.,
		Inc	6,400
5,500		Walter Industries, Inc	65,670
6,100	*	WCI Communities, Inc	152,683
300	*	William Lyon Homes, Inc	27,960

		TOTAL GENERAL BUILDING
		CONTRACTORS	1,111,554

GENERAL MERCHANDISE STORES—0.73%
7,100	*	BJ’s Wholesale Club, Inc	180,695
1,250	*	Brookstone, Inc	34,388
10,482		Casey’s General Stores,
		Inc	174,001
38,500		Dillard’s, Inc (Class A)	737,660
12,500	*	ShopKo Stores, Inc	182,750
2,100	*	Stein Mart, Inc	28,980
1,100	*	Tuesday Morning Corp	37,906

		TOTAL GENERAL
		MERCHANDISE STORES	1,376,380

HEALTH SERVICES—1.91%
5,200	*	American Healthways, Inc	126,984
16,357	*	Amsurg Corp	371,467
12,900	*	Beverly Enterprises, Inc	82,560
3,400	*	Chronimed, Inc	26,418
700	*	Corvel Corp	25,340
3,300	*	Cross Country
		Healthcare, Inc	54,945
800	*	Dynacq Healthcare, Inc	4,224
8,195	*	Enzo Biochem, Inc	137,922
3,805	*	Genesis HealthCare Corp	92,652

2,900	*	Gentiva Health Services,
		Inc	$ 44,921
8,200		Hooper Holmes, Inc	51,168
700	*	IMPAC Medical Systems,
		Inc	15,750
3,369	*	Inveresk Research
		Group, Inc	95,747
3,131	*	Kindred Healthcare, Inc	157,489
200	*	LabOne, Inc	6,080
6,800	*	LifePoint Hospitals, Inc	219,912
5,000	*	MIM Corp	38,035
700	*	National Healthcare Corp	18,200
3,010	*	NeighborCare, Inc	72,993
4,400	*	Odyssey HealthCare, Inc	82,940
755	*	Option Care, Inc	8,599
18,000	*	Pediatrix Medical
		Group, Inc	1,134,000
9,500	*	Province Healthcare Co	151,050
3,400	*	RehabCare Group, Inc	67,592
9,700		Select Medical Corp	161,990
7,400	*	Sunrise Senior Living, Inc	265,290
700	*	U.S. Physical Therapy, Inc	9,660
1,100	*	United Surgical Partners
		International, Inc	37,334
1,500	*	VistaCare, Inc (Class A)	40,530

		TOTAL HEALTH SERVICES	3,601,792

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.37%
25,500		Granite Construction, Inc	606,135
6,393	*	Insituform Technologies,
		Inc (Class A)	99,923

		TOTAL HEAVY
		CONSTRUCTION,
		EXCEPT BUILDING	706,058

HOLDING AND OTHER INVESTMENT OFFICES—8.96%
500	*	4Kids Entertainment, Inc	11,185
1,500		Acadia Realty Trust	21,165
1,300		Alabama National
		Bancorp	72,176
200	*	Alexander’s, Inc	32,000
600		Amcore Financial, Inc	17,874
3,837		American Home Mortgage
		Investment Corp	110,506
500		American Land Lease, Inc	10,215
7,400		American Mortgage
		Acceptance Co	133,570
200	*	American Realty
		Investors, Inc	1,922
9,800		AMLI Residential
		Properties Trust	276,850
6,000		Anthracite Capital, Inc	76,380

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 55

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
3,700		Anworth Mortgage
		Asset Corp	$ 51,652
4,800		Associated Estates
		Realty Corp	44,016
1,700		Bedford Property
		Investors	51,799
5,500		Brandywine Realty Trust	168,025
3,500		Brookline Bancorp, Inc	55,825
300		BRT Realty Trust	7,158
1,900		Capital Automotive REIT	67,089
1,000		Capstead Mortgage Corp	18,450
700		Cherokee, Inc	16,421
2,700		Colonial Properties Trust	110,160
21,001		Commercial Net Lease
		Realty, Inc	414,770
1,320		Community Banks, Inc	41,131
7,231		Community First
		Bankshares, Inc	232,404
1,500		Connecticut Bancshares,
		Inc	77,940
6,700		Cornerstone Realty
		Income Trust, Inc	62,645
4,800		Corporate Office
		Properties Trust	120,000
1,500		Correctional Properties
		Trust	46,200
100	*	Criimi MAE, Inc	1,115
1,600		Eastgroup Properties, Inc	56,800
4,000		Entertainment Properties
		Trust	163,640
9,300		Equity Inns, Inc	85,560
600		First Defiance Financial
		Corp	16,716
100		First Indiana Corp	2,015
28,300		First Industrial Realty
		Trust, Inc	1,117,850
3,280		First Niagara Financial
		Group, Inc	44,772
1,300		First Place Financial Corp	23,582
10,800		Fremont General Corp	330,480
12,000		Gables Residential Trust	435,000
945		German American
		Bancorp	16,112
824		Gladstone Capital Corp	18,532
800		Glenborough Realty Trust,
		Inc	17,880
23,500		Glimcher Realty Trust	636,850
2,100		Great Lakes REIT	32,508
1,150	*	Hawthorne Financial Corp	50,589
10,594		Health Care REIT, Inc	430,116

500		Heritage Property
		Investment Trust	$ 15,550
900		Highwoods Properties, Inc	23,589
1,882		Home Properties, Inc	76,692
12,100		IMPAC Mortgage
		Holdings, Inc	329,120
1,436		Investors Real Estate
		Trust	14,102
29,353		iShares Russell 2000
		Index Fund	3,451,913
100		Keystone Property Trust	2,431
7,900		Koger Equity, Inc	185,413
2,600		Kramont Realty Trust	49,140
7,700	*	La Quinta Corp	58,058
4,300		LaSalle Hotel Properties	101,480
7,900		Lexington Corporate
		Properties Trust	172,141
21,200	*	Local Financial Corp	462,160
4,200		LTC Properties, Inc	76,062
10,100		Manufactured Home
		Communities, Inc	356,530
100		MASSBANK Corp	3,977
5,700	*	Meristar Hospitality Corp	39,615
7,700		MFA Mortgage
		Investments, Inc	77,770
8,900		Mid-America Apartment
		Communities, Inc	330,457
2,400		Mission West Properties,
		Inc	31,800
17,100		National Health Investors,
		Inc	526,680
600		National Health Realty,
		Inc	11,208
31,100		Nationwide Health
		Properties, Inc	692,597
19,100		Newcastle Investment
		Corp	643,670
4,300		Novastar Financial, Inc	283,585
1,600		Omega Healthcare
		Investors, Inc	17,392
1,650		Oriental Financial
		Group, Inc	52,553
1,200		Parkway Properties, Inc	56,100
4,692		Pennsylvania Real Estate
		Investment Trust	176,701
2,400		Post Properties, Inc	69,120
6,700		Prentiss Properties Trust	247,230
350	*	Price Legacy Corp	5,968
100		PS Business Parks, Inc	4,635
900		Quaker City Bancorp, Inc	48,960
2,800		RAIT Investment Trust	82,740
4,557		Redwood Trust, Inc	283,309

56 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
1,700		Sandy Spring Bancorp,
		Inc	$ 61,676
700		Saul Centers, Inc	21,385
47,900		Senior Housing
		Properties Trust	934,050
1,200		Sizeler Property Investors	13,968
1,500		SL Green Realty Corp	71,550
2,800		Sovran Self Storage, Inc	116,956
1,200		Suffolk Bancorp	41,100
300		Summit Properties, Inc	7,155
400		Sun Communities, Inc	17,128
7,100		Susquehanna Bancshares,
		Inc	181,973
900		Tanger Factory Outlet
		Centers, Inc	40,788
4,700		Taubman Centers, Inc	118,299
560		Tompkins Trustco, Inc	25,480
1,700		Town & Country Trust	46,240
100	*	Transcontinental Realty
		Investors, Inc	1,451
2,600		U.S. Restaurant
		Properties, Inc	48,724
500		United Mobile Homes, Inc	8,055
400		Universal Health Realty
		Income Trust	13,480
500		Urstadt Biddle Properties,
		Inc (Class A)	8,250
2,300		Washington Real Estate
		Investment Trust	74,635
4,235		Waypoint Financial Corp	113,583
100		Westfield Financial, Inc	2,462
2,900		Winston Hotels, Inc	30,566

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	16,889,047

HOTELS AND OTHER LODGING PLACES—0.46%
2,861		Ameristar Casinos, Inc	96,556
2,400	*	Boca Resorts, Inc (Class A)	41,880
9,400		Boyd Gaming Corp	215,166
5,400		Choice Hotels
		International, Inc	241,596
1,400		Extended Stay America,
		Inc	27,118
1,700		Marcus Corp	29,495
5,300	*	Pinnacle Entertainment,
		Inc	73,140
8,400	*	Prime Hospitality Corp	95,592

3,400	*	Vail Resorts, Inc	$ 53,584

		TOTAL HOTELS AND OTHER
		LODGING PLACES	874,127

INDUSTRIAL MACHINERY AND EQUIPMENT—6.18%
1,300	*	Aaon, Inc	25,727
1,600	*	Actuant Corp	62,768
69,039	*	Adaptec, Inc	604,782
17,163	*	Advanced Digital
		Information Corp	195,315
500		Alamo Group, Inc	8,695
400		Ampco-Pittsburgh Corp	5,164
1,700	*	Astec Industries, Inc	27,387
700	*	ASV, Inc	21,280
2,100	*	Asyst Technologies, Inc	17,283
5,576	*	Axcelis Technologies, Inc	62,005
300		BHA Group Holdings, Inc	8,997
18,620		Black Box Corp	997,846
2,400	*	Blount International, Inc	24,000
2,100		Briggs & Stratton Corp	141,687
2,500	*	Brooks Automation, Inc	52,450
300		Cascade Corp	6,090
84,617	*	Cirrus Logic, Inc	641,397
32,462	*	Computer Network
		Technology Corp	259,696
9,600	*	Concurrent Computer
		Corp	33,120
200	*	Cray, Inc	1,326
1,903	*	Cuno, Inc	85,407
3,900	*	Dot Hill Systems Corp	39,078
2,600	*	Dril-Quip, Inc	42,744
34,820	*	Electronics For Imaging,
		Inc	855,527
1,800		Engineered Support
		Systems, Inc	87,822
14,600	*	EnPro Industries, Inc	276,232
3,900	*	Esterline Technologies
		Corp	96,915
2,400	*	FalconStor Software, Inc	17,755
1,100	*	Fargo Electronics, Inc	12,430
14,500	*	Flowserve Corp	303,775
1,600	*	Gardner Denver, Inc	43,328
112,800	*	Gateway, Inc	595,584
600	*	General Binding Corp	10,200
3,300	*	Global Power Equipment
		Group, Inc	27,786
800		Gorman-Rupp Co	20,720
300	*	Hydril	7,860
5,700	*	Hypercom Corp	45,258
3,800		IDEX Corp	165,224
2,600	*	InFocus Corp	24,310
22,600		Iomega Corp	126,334

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 57

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
5,300		JLG Industries, Inc	$ 75,790
3,000		Joy Global, Inc	84,210
1,100	*	Kadant, Inc	22,935
14,200		Kaydon Corp	390,926
2,500		Kennametal, Inc	103,175
24,700	*	Komag, Inc	454,480
6,759	*	Kulicke & Soffa
		Industries, Inc	79,215
4,000		Lennox International, Inc	74,200
5,000		Lincoln Electric Holdings,
		Inc	140,750
300		Lindsay Manufacturing Co	7,224
600		Lufkin Industries, Inc	18,810
200	*	Mestek, Inc	3,596
3,408	*	Micros Systems, Inc	153,871
4,500		Modine Manufacturing Co	117,270
2,800		Nacco Industries, Inc
		(Class A)	230,720
2,500		Nordson Corp	93,650
2,500	*	Oil States International,
		Inc	33,600
1,200	*	Omnicell, Inc	23,772
571	*	PalmOne, Inc	12,197
13,300	*	Paxar Corp	196,175
600	*	Planar Systems, Inc	8,538
7,900	*	Presstek, Inc	85,952
9,400	*	ProQuest Co	274,198
5,700	*	Quantum Corp	21,090
700		Robbins & Myers, Inc	15,085
2,000		Sauer-Danfoss, Inc	27,340
800		Schawk, Inc	10,704
3,000	*	Scientific Games Corp
		(Class A)	56,160
1,050	*	Semitool, Inc	13,377
12,222	*	Sigma Designs, Inc	87,632
24,000	*	Silicon Graphics, Inc	60,960
800	*	Simpletech, Inc	3,800
1,300		Standex International
		Corp	35,100
3,800		Stewart & Stevenson
		Services, Inc	55,556
400	b*	Surebeam Corp (Class A)	4
2,600		Tecumseh Products Co
		(Class A)	109,460
1,000		Tennant Co	39,670
2,100	*	Terex Corp	77,637
6,300		Toro Co	390,600
1,700	*	Ultratech, Inc	39,627
39,600	*	UNOVA, Inc	855,756
8,135	*	Veeco Instruments, Inc	228,187
7,800		Woodward Governor Co	497,172

6,500		York International Corp	$ 255,515

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	11,646,990

INSTRUMENTS AND RELATED PRODUCTS—6.27%
2,300	*	Aclara BioSciences, Inc	9,016
900	*	Advanced Neuromodulation
		Systems, Inc	32,481
1,160	*	Aksys Ltd	7,528
2,400	*	Alaris Medical Systems,
		Inc	44,760
2,400	*	Align Technology, Inc	45,624
3,589	*	American Medical
		Systems Holdings, Inc	95,109
1,900		Analogic Corp	86,431
7,978		Arrow International, Inc	238,462
7,300	*	Arthrocare Corp	168,703
900	*	Aspect Medical Systems,
		Inc	13,410
1,100		BEI Technologies, Inc	24,706
837	*	Biolase Technology, Inc	14,656
1,400	*	Candela Corp	19,194
700	*	Cantel Medical Corp	12,523
800	*	Cardiac Science, Inc	3,496
3,300	*	Cardiodynamics
		International Corp	20,856
1,500	*	Cepheid, Inc	13,965
1,200	*	Cerus Corp	3,996
1,200	*	Cholestech Corp	10,560
2,409	*	Closure Medical Corp	66,248
3,100		Cognex Corp	103,075
3,330	*	Coherent, Inc	87,546
1,300		Cohu, Inc	24,245
1,200	*	Cole National Corp	26,484
100	*	Conceptus, Inc	1,192
13,300	*	Concord Camera Corp	83,524
4,919	*	Conmed Corp	145,307
9,500		Cooper Cos, Inc	513,000
600	*	Credence Systems Corp	7,128
1,600	*	CTI Molecular Imaging,
		Inc	23,344
2,060	*	Cyberonics, Inc	49,358
31,429	*	Cytyc Corp	699,295
2,104		Datascope Corp	73,935
2,600	*	Dionex Corp	137,280
6,400	*	DJ Orthopedics, Inc	165,440
2,480	*	DRS Technologies, Inc	69,390
2,600		EDO Corp	62,608
1,500	*	ESCO Technologies, Inc	69,180
500	*	Exactech, Inc	9,200
1,200	*	Excel Technology, Inc	37,740

58 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
1,400	*	FEI Co	$ 30,590
4,204	*	Flir Systems, Inc	160,256
100	*	Fossil, Inc	3,335
4,500	*	Haemonetics Corp	141,525
2,300	*	Hanger Orthopedic
		Group, Inc	41,515
1,000	*	Herley Industries, Inc	18,880
2,200	*	Hologic, Inc	44,550
4,525	*	ICU Medical, Inc	137,424
900		II-VI, Inc	22,005
4,867	*	Inamed Corp	259,314
1,400	*	Input/Output, Inc	10,850
13,687	*	Integra LifeSciences
		Holding	419,096
5,200	*	Interpore International	74,776
3,720	*	Intuitive Surgical, Inc	63,240
7,100		Invacare Corp	320,494
2,000	*	Invision Technologies, Inc	99,340
800	*	Ionics, Inc	22,720
2,300	*	Itron, Inc	42,803
2,000	*	Ixia	21,640
1,000		Keithley Instruments, Inc	20,710
800	*	Kensey Nash Corp	19,720
2,244	*	Kyphon, Inc	53,654
3,300	*	Lexar Media, Inc	54,648
2,900	*	LTX Corp	43,790
300	*	Medical Action
		Industries, Inc	6,132
28,800		Mentor Corp	866,880
4,367	*	Merit Medical Systems,
		Inc	94,502
5,900		Mine Safety Appliances Co	167,324
1,771	*	MKS Instruments, Inc	42,522
11,800	*	Molecular Devices Corp	222,312
3,000		Movado Group, Inc	89,820
5,585		MTS Systems Corp	154,537
1,700	*	Novoste Corp	5,763
4,000		Oakley, Inc	59,360
3,301	*	Ocular Sciences, Inc	96,224
6,400	*	Orbital Sciences Corp	80,192
2,200	*	Orthologic Corp	17,050
1,600	*	Osteotech, Inc	10,320
2,229	*	Photon Dynamics, Inc	72,732
1,500	*	Possis Medical, Inc	42,195
600	*	Retractable Technologies,
		Inc	3,768
1,300	*	Rofin-Sinar
		Technologies, Inc	38,805
5,100		Roper Industries, Inc	246,075
7,100	*	Rudolph Technologies, Inc	132,983
2,700	*	Sola International, Inc	62,775

600	*	Sonic Solutions, Inc	$ 11,376
700	*	SonoSite, Inc	14,931
15,200	*	Staar Surgical Co	136,344
2,400	*	Star Scientific, Inc	9,912
25,200	*	Sybron Dental
		Specialties, Inc	686,700
1,000	*	Synovis Life Technologies,
		Inc	14,290
24,328	*	Techne Corp	992,826
5,100	*	Theragenics Corp	27,438
3,500	*	Therasense, Inc	94,360
15,376	*	Thoratec Corp	192,046
4,797	*	Trimble Navigation Ltd	109,995
2,200	*	TriPath Imaging, Inc	20,152
600		United Industrial Corp	11,364
3,235	*	Varian, Inc	129,950
3,900	*	Ventana Medical
		Systems, Inc	159,744
3,800	*	Viasys Healthcare, Inc	85,956
41,700	*	Visx, Inc	813,984
1,700	*	Vital Images, Inc	17,068
600		Vital Signs, Inc	20,238
5,100	*	Wright Medical Group, Inc	156,570
2,200		X-Rite, Inc	32,758
400		Young Innovations, Inc	14,036
800	*	Zoll Medical Corp	31,984
4,883	*	Zygo Corp	76,321

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	11,819,484

INSURANCE AGENTS, BROKERS AND SERVICE—0.02%
1,200		Crawford & Co (Class B)	6,096
1,700	*	USI Holdings Corp	25,143

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	31,239

INSURANCE CARRIERS—3.33%
5,100		21st Century Insurance
		Group	73,440
11,400	*	Allmerica Financial Corp	393,870
600	*	American Medical Security
		Group, Inc	16,026
107	*	American Physicians
		Capital, Inc	2,236
7,700		AmerUs Group Co	310,695
5,000	*	Argonaut Group, Inc	95,150
700		Baldwin & Lyons, Inc
		(Class B)	20,321
1,200	*	Centene Corp	36,708
1,200	*	Citizens, Inc	8,940
7,800		Commerce Group, Inc	374,400
300		Donegal Group, Inc	6,012
200		EMC Insurance Group, Inc	4,212

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 59

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
400	*	Enstar Group, Inc	$ 18,456
200	*	Financial Industries Corp	2,652
700		Great American Financial
		Resources, Inc	11,032
3,234		Harleysville Group, Inc	60,217
6,900	*	HealthExtras, Inc	79,212
1,700		Horace Mann Educators
		Corp	26,724
400		Independence Holding Co	12,324
1,600		Infinity Property &
		Casualty Corp	50,288
400		Kansas City Life
		Insurance Co	17,116
21,800		Landamerica Financial
		Group, Inc	986,668
800		Midland Co	19,960
300	*	National Western Life
		Insurance Co (Class A)	44,337
800	*	Navigators Group, Inc	23,024
400		NYMAGIC, Inc	10,120
3,100	*	Philadelphia Consolidated
		Holding Corp	179,800
23,200		Phoenix Cos, Inc	311,112
600	*	Pico Holdings, Inc	9,858
2,100	*	PMA Capital Corp
		(Class A)	12,747
1,135		Presidential Life Corp	17,002
1,300	*	ProAssurance Corp	45,500
6,100		RLI Corp	235,460
900		Safety Insurance Group,
		Inc	17,100
7,100		Selective Insurance
		Group, Inc	248,997
24,700	*	Sierra Health Services,
		Inc	899,080
1,200		State Auto Financial Corp	30,972
12,600		Stewart Information
		Services Corp	495,180
500	*	Triad Guaranty, Inc	26,375
47,000	*	UICI	693,720
600		United Fire & Casualty Co	25,361
500	*	Universal American
		Financial Corp	6,000
7,900		Zenith National
		Insurance Corp	309,680

		TOTAL INSURANCE
		CARRIERS	6,268,084

JUSTICE, PUBLIC ORDER AND SAFETY—0.01%
900	*	Geo Group, Inc	$ 20,700

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	20,700

LEATHER AND LEATHER PRODUCTS—0.31%
2,600		Brown Shoe Co, Inc	94,718
2,300		K-Swiss, Inc (Class A)	56,281
700	*	Steven Madden Ltd	13,972
300		Weyco Group, Inc	10,983
16,900		Wolverine World Wide, Inc	407,797

		TOTAL LEATHER AND
		LEATHER PRODUCTS	583,751

LEGAL SERVICES—0.03%
2,200	*	Pre-Paid Legal Services,
		Inc	53,856

		TOTAL LEGAL SERVICES	53,856

LUMBER AND WOOD PRODUCTS—0.23%
600		American Woodmark Corp	39,876
22,500	*	Champion Enterprises,
		Inc	238,500
1,500		Deltic Timber Corp	53,220
800	*	Modtech Holdings, Inc	5,928
700		Skyline Corp	26,999
2,500		Universal Forest Products,
		Inc	77,150

		TOTAL LUMBER AND WOOD
		PRODUCTS	441,673

METAL MINING—0.21%
400	*	Cleveland-Cliffs, Inc	26,172
38,100	*	Coeur D’alene Mines Corp	266,700
1,600		Royal Gold, Inc	28,336
4,930	*	Stillwater Mining Co	77,401

		TOTAL METAL MINING	398,609

MISCELLANEOUS MANUFACTURING INDUSTRIES—1.00%
51,200		Callaway Golf Co	971,776
1,400	*	Daktronics, Inc	31,598
75	*	Jakks Pacific, Inc	1,125
25,700	*	K2, Inc	411,971
405		Kronos Worldwide, Inc	12,267
600	*	Lydall, Inc	6,120
3,900		Nautilus Group, Inc	61,425
1,400	*	Oneida Ltd	3,430
900		Penn Engineering &
		Manufacturing Corp	15,273
600	*	RC2 Corp	16,500
1,200	*	Shuffle Master, Inc	55,788
400	*	Steinway Musical
		Instruments, Inc	12,820

60 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES—(Continued)
10,700	*	Yankee Candle Co, Inc	$ 295,106

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	1,895,199

MISCELLANEOUS RETAIL—1.60%
1,900	*	1-800-Flowers.com, Inc
		(Class A)	18,183
500	*	AC Moore Arts & Crafts,
		Inc	13,500
700	*	Big 5 Sporting Goods Corp	17,675
3,600		Cash America
		International, Inc	82,980
1,150	*	Coldwater Creek, Inc	24,518
2,200	*	Dick’s Sporting Goods, Inc	127,908
11,100	*	Drugstore.com, Inc	59,718
4,400	*	Duane Reade, Inc	74,536
600	*	Finlay Enterprises, Inc	10,806
1,700		Friedman’s, Inc (Class A)	9,860
700	*	Galyans Trading Co, Inc	7,042
600		Hancock Fabrics, Inc	9,534
850	*	Hibbett Sporting Goods,
		Inc	32,419
300	*	Jill (J.) Group, Inc	6,156
2,040	*	Jo-Ann Stores, Inc	57,222
38,700		Longs Drug Stores Corp	728,721
900	*	Overstock.com, Inc	27,792
700	*	PC Connection, Inc	5,523
8,346	*	Petco Animal Supplies,
		Inc	235,190
7,299	*	Priceline.com, Inc	196,781
2,810	*	Sports Authority, Inc	112,625
3,900		Stamps.com, Inc	23,361
1,300	*	Systemax, Inc	6,864
1,200	*	Valuevision International,
		Inc (Class A)	18,420
600	*	Whitehall Jewellers, Inc	5,484
1,200		World Fuel Services Corp	44,076
17,120	*	Zale Corp	1,053,736

		TOTAL MISCELLANEOUS
		RETAIL	3,010,630

MOTION PICTURES—0.54%
3,600	*	AMC Entertainment, Inc	55,260
3,252	*	Avid Technology, Inc	150,015
200	*	Carmike Cinemas, Inc	7,454
25,326	*	Hollywood Entertainment
		Corp	343,421
1,500		Movie Gallery, Inc	29,385
12,349	*	NetFlix, Inc	421,348
1,000	*	Reading International, Inc	6,850

		TOTAL MOTION PICTURES	1,013,733

NONDEPOSITORY INSTITUTIONS—1.69%
1,914	*	Accredited Home Lenders
		Holding Co	$ 75,412
2,300		Advanta Corp (Class A)	38,548
6,300		CharterMac	156,114
14,197	*	CompuCredit Corp	300,125
4,156	*	Credit Acceptance Corp	78,922
900	b*	DVI, Inc	50
1,400	*	E-Loan, Inc	4,354
5,200	*	Federal Agricultural
		Mortgage Corp
		(Class C)	136,292
4,800	*	Financial Federal Corp	160,464
2,540		MCG Capital Corp	51,283
500		Medallion Financial Corp	4,325
3,100	*	Metris Cos, Inc	24,924
22,711		New Century Financial
		Corp	1,102,846
5,270	*	Saxon Capital, Inc	149,721
300	*	United PanAm Financial
		Corp	4,797
2,500		Westcorp	110,175
12,900	*	WFS Financial, Inc	558,828
11,208	*	World Acceptance Corp	218,668

		TOTAL NONDEPOSITORY
		INSTITUTIONS	3,175,848

NONMETALLIC MINERALS, EXCEPT FUELS—0.03%
2,700		Amcol International Corp	47,115

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	47,115

OIL AND GAS EXTRACTION—2.71%
2,500		Berry Petroleum Co
		(Class A)	68,200
26,600		Cabot Oil & Gas Corp
		(Class A)	812,896
6,500	*	Cimarex Energy Co	187,850
960	*	Clayton Williams Energy,
		Inc	33,312
3,500	*	Comstock Resources, Inc	69,545
3,800	*	Denbury Resources, Inc	64,068
100	*	Forest Oil Corp	2,525
30,704	*	Global Industries Ltd	179,618
6,000	*	Hanover Compressor Co	72,540
4,500	*	Harvest Natural
		Resources, Inc	65,745
1,788	*	Horizon Offshore, Inc	5,418
2,100	*	Houston Exploration Co	93,933
5,200	*	KCS Energy, Inc	55,640

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 61

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
19,700	*	Magnum Hunter
		Resources, Inc	$ 199,758
2,100	*	McMoRan Exploration Co	31,080
20,000	*	Meridian Resource Corp	120,400
1,800	*	Newpark Resources, Inc	9,360
13,200	*	Nuevo Energy Co	429,792
13,900	*	Oceaneering International,
		Inc	423,255
10,400	*	Parker Drilling Co	43,368
18,500		Patina Oil & Gas Corp	485,625
900		Penn Virginia Corp	54,540
3,000	*	Petroleum Development
		Corp	85,950
4,600	*	Plains Exploration &
		Production Co	85,744
763	*	Prima Energy Corp	26,362
500	*	Quicksilver Resources, Inc	19,380
7,100		Range Resources Corp	86,123
100	*	Remington Oil & Gas Corp	1,975
900		RPC, Inc	10,026
1,700	*	Seacor Smit, Inc	69,836
2,100	*	Southwestern Energy Co	50,652
2,000	*	Spinnaker Exploration Co	71,840
1,900		St. Mary Land &
		Exploration Co	63,517
8,200	*	Stone Energy Corp	405,572
10,300	*	Superior Energy Services,
		Inc	103,824
1,900	*	Swift Energy Co	35,815
1,750	*	Tetra Technologies, Inc	45,728
2,800	*	Transmontaigne, Inc	17,080
700	*	Unit Corp	19,194
5,500	*	Veritas DGC, Inc	113,850
18,100		Vintage Petroleum, Inc	265,346
1,000	*	W-H Energy Services, Inc	14,470

		TOTAL OIL AND GAS
		EXTRACTION	5,100,752

PAPER AND ALLIED PRODUCTS—0.60%
8,000	*	Buckeye Technologies, Inc	82,880
2,900	*	Caraustar Industries, Inc	33,785
4,100		Chesapeake Corp	97,867
1,400		Glatfelter	15,736
2,700		Greif, Inc (Class A)	94,338
20,400	*	Longview Fibre Co	227,664
2,900	*	Playtex Products, Inc	20,039
700		Pope & Talbot, Inc	12,033
8,900		Potlatch Corp	362,675
1,900		Rock-Tenn Co (Class A)	27,398
3,000		Schweitzer-Mauduit
		International, Inc	96,900

4,600		Wausau-Mosinee Paper
		Corp	$ 64,814

		TOTAL PAPER AND ALLIED
		PRODUCTS	1,136,129

PERSONAL SERVICES—0.42%
4,300	*	Alderwoods Group, Inc	44,720
700		Angelica Corp	15,981
35,600	*	Coinstar, Inc	564,972
1,100		CPI Corp	20,933
3,237		G & K Services, Inc
		(Class A)	120,481
1,200		Unifirst Corp	33,096

		TOTAL PERSONAL
		SERVICES	800,183

PETROLEUM AND COAL PRODUCTS—0.41%
400		ElkCorp	10,836
6,200		Frontier Oil Corp	120,156
1,400	*	Headwaters, Inc	35,868
4,200		Holly Corp	133,812
21,700	*	Tesoro Petroleum Corp	407,743
1,600		WD-40 Co	56,000

		TOTAL PETROLEUM AND
		COAL PRODUCTS	764,415

PRIMARY METAL INDUSTRIES—1.99%
10,100	*	AK Steel Holding Corp	59,287
19,300		Allegheny Technologies, Inc	233,530
6,759	*	Andrew Corp	118,283
5,700		Belden, Inc	108,129
14,300	*	Brush Engineered
		Materials, Inc	289,861
36,200	*	Cable Design
		Technologies Corp	343,176
19,700		Carpenter Technology
		Corp	647,736
1,300	*	Century Aluminum Co	36,699
46,700	*	CommScope, Inc	777,555
2,700		Curtiss-Wright Corp	126,549
1,000	*	Encore Wire Corp	37,250
31,200	*	General Cable Corp	230,256
500		Gibraltar Steel Corp	12,290
1,500	*	Liquidmetal Technologies,
		Inc	4,785
2,900	*	Lone Star Technologies,
		Inc	51,243
1,400		Matthews International
		Corp (Class A)	46,480
3,300	*	Maverick Tube Corp	77,715
1,100		Mueller Industries, Inc	37,389
4,400		Quanex Corp	186,956

62 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

PRIMARY METAL INDUSTRIES—(Continued)
800	*	RTI International Metals,
		Inc	$ 12,664
2,200		Ryerson Tull, Inc	28,798
1,350		Schnitzer Steel
		Industries, Inc
		(Class A)	43,281
2,100	*	Steel Dynamics, Inc	52,038
3,100		Texas Industries, Inc	112,065
5,100		Tredegar Corp	74,613

		TOTAL PRIMARY METAL
		INDUSTRIES	3,748,628

PRINTING AND PUBLISHING—1.11%
9,600	*	American Greetings Corp
		(Class A)	218,592
4,100		Banta Corp	189,789
1,600		Bowne & Co, Inc	27,360
2,300	*	Consolidated Graphics, Inc	88,435
600		Courier Corp	26,850
250		CSS Industries, Inc	8,313
1,600		Ennis Business Forms, Inc	26,784
26,800		Harland (John H.) Co	834,016
11,800		Hollinger International, Inc	233,640
1,300	*	Information Holdings, Inc	26,806
8,200	*	Journal Register Co	171,380
2,800	*	Mail-Well, Inc	12,516
1,300		New England Business
		Services, Inc	44,005
22,700	*	Primedia, Inc	61,290
300		Pulitzer, Inc	14,475
1,100		Standard Register Co	17,633
3,000		Thomas Nelson, Inc	81,660

		TOTAL PRINTING AND
		PUBLISHING	2,083,544

RAILROAD TRANSPORTATION—0.08%
1,800		Florida East Coast
		Industries	64,476
900	*	Genesee & Wyoming, Inc
		(Class A)	22,230
4,100	*	Kansas City Southern
		Industries, Inc	56,990

		TOTAL RAILROAD
		TRANSPORTATION	143,696

REAL ESTATE—0.16%
123	*	Avatar Holdings, Inc	4,611
600		Consolidated-Tomoka
		Land Co	22,272
1,300	*	Jones Lang LaSalle, Inc	33,423
2,000	*	Orleans Homebuilders, Inc	48,100
14,424	*	Stewart Enterprises, Inc
		(Class A)	104,862

625	*	Tarragon Realty
		Investors, Inc	$ 8,906
5,400	*	Trammell Crow Co	75,762
200		United Capital Corp	4,376

		TOTAL REAL ESTATE	302,312

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.64%
1,300		Bandag, Inc	64,701
13,900		Cooper Tire & Rubber Co	280,085
55,400	*	Goodyear Tire & Rubber Co	473,116
200	*	Gundle/SLT
		Environmental, Inc	3,684
1,300	*	Jarden Corp	46,163
1,100		Myers Industries, Inc	13,530
300		Quixote Corp	6,309
1,202		Schulman (A.), Inc	23,619
4,000		Spartech Corp	99,600
9,000		Tupperware Corp	160,290
2,700	*	Vans, Inc	39,960

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTICS PRODUCTS	1,211,057

SECURITY AND COMMODITY BROKERS—1.15%
20,700	*	Affiliated Managers
		Group, Inc	1,129,806
3,800		First Albany Cos, Inc	52,592
300		Gabelli Asset
		Management, Inc
		(Class A)	12,084
38,900	*	Investment Technology
		Group, Inc	595,170
16,463	*	Knight Trading Group, Inc	208,422
300		Sanders Morris Harris
		Group, Inc	3,591
9,000		SWS Group, Inc	161,190
200		Value Line, Inc	10,546

		TOTAL SECURITY AND
		COMMODITY BROKERS	2,173,401

SOCIAL SERVICES—0.02%
800	*	Bright Horizons Family
		Solutions, Inc	37,728

		TOTAL SOCIAL SERVICES	37,728

SPECIAL TRADE CONTRACTORS—0.57%
7,809	*	Bookham Technology plc
		(Spon ADR)	17,024
8,500	*	Dycom Industries, Inc	225,420
1,700	*	EMCOR Group, Inc	62,390
46,400	*	Integrated Electrical
		Services, Inc	521,536
2,000	*	Matrix Service Co	27,060

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 63

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

SPECIAL TRADE CONTRACTORS— (Continued)
21,400	*	Quanta Services, Inc	$ 151,512
1,300		Roto-Rooter, Inc	65,715

		TOTAL SPECIAL TRADE
		CONTRACTORS	1,070,657

STONE, CLAY, AND GLASS PRODUCTS—0.48%
8,100		Ameron International
		Corp	273,213
2,500		Apogee Enterprises, Inc	30,825
2,300	*	Cabot Microelectronics
		Corp	97,152
400		CARBO Ceramics, Inc	25,180
5,600		Eagle Materials, Inc	329,560
2,000		Libbey, Inc	51,860
5,100	b*	USG Corp	89,199

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	896,989

TEXTILE MILL PRODUCTS—0.09%
4,600		Albany International
		Corp (Class A)	123,694
200	*	Hampshire Group Ltd	6,096
6,100	*	Interface, Inc (Class A)	48,495

		TOTAL TEXTILE MILL
		PRODUCTS	178,285

TOBACCO PRODUCTS—0.12%
4,400		Universal Corp (Virginia)	223,608

		TOTAL TOBACCO
		PRODUCTS	223,608

TRANSPORTATION BY AIR—1.22%
5,900	*	Airtran Holdings, Inc	70,092
3,200	*	Alaska Air Group, Inc	78,912
5,200	*	America West Holdings
		Corp (Class B)	49,556
17,000	*	AMR Corp	216,410
15,554	*	Atlantic Coast Airlines
		Holdings, Inc	113,078
18,300	*	Continental Airlines,
		Inc (Class B)	229,299
45,100	*	ExpressJet Holdings, Inc	561,044
2,100	*	Forward Air Corp	69,027
7,598	*	Frontier Airlines, Inc	79,171
2,300	*	MAIR Holdings, Inc	21,022
26,615	*	Mesa Air Group, Inc	219,840
46,773	*	Northwest Airlines Corp	472,875
1,700	*	Offshore Logistics, Inc	39,185
400	*	Petroleum Helicopters
		(Vote)	9,880

3,600		Skywest, Inc	$ 69,264

		TOTAL TRANSPORTATION
		BY AIR	2,298,655

TRANSPORTATION EQUIPMENT—1.31%
20,600	*	AAR Corp	252,968
2,400	*	Aftermarket Technology
		Corp	35,256
2,500		Arctic Cat, Inc	63,725
2,700		Clarcor, Inc	119,205
800		Coachmen Industries, Inc	13,344
800	*	Ducommun, Inc	18,696
1,500	*	Dura Automotive Systems,
		Inc	19,935
1,100	*	Fairchild Corp (Class A)	5,478
3,400		Federal Signal Corp	67,490
4,100	*	Fleetwood Enterprises, Inc	50,348
2,300		GenCorp, Inc	24,909
1,300		Heico Corp	20,397
2,400		Kaman Corp (Class A)	35,832
900		Marine Products Corp	12,591
2,300		Monaco Coach Corp	61,640
1,700		shkosh Truck Corp	94,690
200	*	Sequa Corp (Class A)	9,880
100	*	Sports Resorts
		International, Inc	391
300		Standard Motor Products,
		Inc	4,704
400	*	Strattec Security Corp	25,308
6,000	*	Teledyne Technologies, Inc	112,200
13,800	*	Tenneco Automotive, Inc	175,122
3,300		Thor Industries, Inc	88,638
3,700		Trinity Industries, Inc	102,860
1,400	*	Triumph Group, Inc	46,270
23,600		Visteon Corp	225,852
1,500	*	Wabash National Corp	35,400
3,900		Wabtec Corp	55,536
22,200		Winnebago Industries, Inc	691,974

		TOTAL TRANSPORTATION
		EQUIPMENT	2,470,639

TRANSPORTATION SERVICES—0.20%
500		Ambassadors Group, Inc	12,365
300		Ambassadors
		International, Inc	3,915
3,525	*	EGL, Inc	63,309
8,200		GATX Corp	181,794
2,800	*	Pacer International, Inc	61,712
4,400	*	RailAmerica, Inc	53,020

		TOTAL TRANSPORTATION
		SERVICES	376,115

64 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

TRUCKING AND WAREHOUSING—0.59%
6,695		Arkansas Best Corp	$ 179,359
175	*	Covenant Transport, Inc
		(Class A)	3,155
4,400		Heartland Express, Inc	100,232
11,000	*	Landstar System, Inc	450,340
500	*	Old Dominion Freight Line	16,850
300	*	P.A.M. Transportation
		Services	5,190
2,600	*	SCS Transportation, Inc	56,680
500	*	U.S. Xpress Enterprises,
		Inc (Class A)	7,105
1,700		USF Corp	58,174
7,097	*	Yellow Roadway Corp	238,956

		TOTAL TRUCKING AND
		WAREHOUSING	1,116,041

WATER TRANSPORTATION—0.23%
5,600		Alexander & Baldwin, Inc	185,248
700	*	Gulfmark Offshore, Inc	10,997
2,100	*	Kirby Corp	70,959
700		Maritrans, Inc	10,997
3,900		Overseas Shipholding
		Group, Inc	142,350
1,100	*	Seabulk International, Inc	9,790

		TOTAL WATER
		TRANSPORTATION	430,341

WHOLESALE TRADE-DURABLE GOODS—2.15%
500	*	1-800 Contacts, Inc	8,805
900		Action Performance Cos,
		Inc	13,743
878		Agilysys, Inc	10,448
1,200	*	Alliance Imaging, Inc	4,680
9,500		Anixter International, Inc	268,375
1,900		Applied Industrial
		Technologies, Inc	43,168
1,800	*	Audiovox Corp (Class A)	36,000
1,800	*	Aviall, Inc	27,360
6,184	*	BioVeris Corp	73,280
1,900	*	Boyds Collection Ltd	4,769
6,900		Commercial Metals Co	219,696
800	*	Compucom Systems, Inc	4,392
1,200	*	Department 56, Inc	17,736
1,443	*	Global Imaging Systems,
		Inc	47,936
24,900		Handleman Co	596,106
18,200		Hughes Supply, Inc	953,680
2,100	*	Imagistics International,
		Inc	92,505
14,638	*	Insight Enterprises, Inc	281,782
750	*	Insurance Auto Auctions,
		Inc	10,898

100	*	Keystone Automotive
		Industries, Inc	$ 2,736
500		Lawson Products, Inc	16,305
2,200		Owens & Minor, Inc	55,660
5,600		Pep Boys-Manny Moe &
		Jack	155,400
3,600		Pomeroy IT Solutions, Inc	52,200
5,100	*	PSS World Medical, Inc	57,069
8,800		Reliance Steel &
		Aluminum Co	309,320
14,700	*	Safeguard Scientifics, Inc	54,684
888	*	Scansource, Inc	42,571
3,150	*	SCP Pool Corp	117,369
1,444	*	TBC Corp	42,410
12,800		Watsco, Inc	371,200
1,600	*	WESCO International, Inc	23,840
1,900	*	Zoran Corp	32,984

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	4,049,107

WHOLESALE TRADE-NONDURABLE GOODS—1.48%
19,200		Acuity Brands, Inc	458,496
300	*	Allscripts Healthcare
		Solutions, Inc	2,910
300	*	Central European
		Distribution Corp	9,702
38,700	*	Chiquita Brands
		International, Inc	806,895
3,600		D&K Healthcare
		Resources, Inc	36,900
1,400		DIMON, Inc	9,940
5,500		Getty Realty Corp	146,135
300	*	Green Mountain
		Coffee, Inc	6,048
300	*	Hain Celestial Group, Inc	6,627
400	*	Maui Land & Pineapple Co	13,864
7,900	*	Men’s Wearhouse, Inc	209,903
1,100		Nash Finch Co	26,048
6,800		Nu Skin Enterprises, Inc
		(Class A)	137,020
10,855		Perrigo Co	217,643
300	*	Perry Ellis International,
		Inc	8,247
5,600	*	Plains Resources, Inc	101,808
1,796	*	Priority Healthcare Corp
		(Class B)	38,237
3,300		Russell Corp	60,258
2,300	*	School Specialty, Inc	81,811
1,200	*	Smart & Final, Inc	13,776
100		Standard Commercial
		Corp	1,855

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 65

Statement of Investments (Unaudited) - Small-Cap Equity Fund - March 31, 2004

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
6,600		Stride Rite Corp	$ 70,026
1,583	*	Tractor Supply Co	61,281
900	*	United Natural Foods, Inc	43,281
4,979	*	United Stationers, Inc	209,616
700		Valhi, Inc	8,834

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	2,787,161

		TOTAL COMMON STOCK
		(Cost $165,845,000)	187,890,677

		TOTAL PORTFOLIO—
		99.73%
		(Cost $165,845,000)	187,890,677
		OTHER ASSETS &
		LIABILITIES, NET—
		0.27%	516,904

		NET ASSETS—100.00%	$188,407,581

*	Non-income producing
b	In bankruptcy
f	Security valued at fair value.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

66 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Real Estate Securities Fund - March 31, 2004

SHARES			VALUE

PREFERRED STOCK—4.96%
HOLDING AND OTHER INVESTMENT OFFICES—4.96%
50,000	*	Anthracite Capital, Inc	$ 1,387,500
43,000	*	Bedford Property Investors	2,150,000
45,000	*	Boykin Lodging Co	1,268,550
67,500	*	Capital Automotive REIT	1,741,500
50,000	*	Corporate Office Properties
		Trust	1,313,000
35,000	*	iStar Financial, Inc	915,250
40,000	*	Keystone Property Trust	1,000,000
50,000	*	Kilroy Realty Corp	1,350,000
67,500	*	Kramont Realty Trust	1,843,425
87,500	*	LTC Properties, Inc	2,292,500

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	15,261,725

		TOTAL PREFERRED STOCK
		(Cost $14,457,250)	15,261,725

COMMON STOCK—91.38%
HOLDING AND OTHER INVESTMENT OFFICES—85.91%
610,000		Acadia Realty Trust	8,607,100
550,000		Affordable Residential
		Communities	10,175,000
75,000		Alexandria Real Estate
		Equities, Inc	4,725,000
20,000		AMB Property Corp	743,400
150,000		American Financial Realty
		Trust	2,542,500
167,200		Amerivest Properties, Inc	1,128,600
150,000		AMLI Residential
		Properties Trust	4,237,500
180,000		Apartment Investment &
		Management Co
		(Class A)	5,596,200
42,400		Ashford Hospitality Trust,
		Inc	432,056
250,000		Bimini Mortgage
		Management, Inc	3,750,000
99,200		Boston Properties, Inc	5,387,552
95,000		BRE Properties, Inc
		(Class A)	3,260,400
100,000		Capital Automotive REIT	3,531,000
150,000	*	Capital Lease Funding,
		Inc	1,923,000
120,000		CBL & Associates
		Properties, Inc	7,360,800
36,700		Chelsea Property Group,
		Inc	2,309,898
125,000		Corporate Office
		Properties Trust	3,125,000
136,426		Duke Realty Corp	4,736,711

300,000		Equity Office Properties
		Trust	$ 8,667,000
141,100		Equity Residential	4,211,835
38,000		Essex Property Trust, Inc	2,489,000
697,778	*	Falcon Financial
		Investment Trust	6,482,358
402,174		Glenborough Realty Trust,
		Inc	8,988,589
50,000		Heritage Property
		Investment Trust	1,555,000
55,100	*	Highland Hospitality Corp	645,772
249,550		Home Properties, Inc	10,169,162
20,000	*	Hospitality Properties
		Trust	552,800
101,000	*	Host Marriott Corp	1,290,780
120,000		Keystone Property Trust	2,917,200
119,000		Kimco Realty Corp	6,066,620
76,727		LaSalle Hotel Properties	1,810,757
250,000		Lexington Corporate
		Properties Trust	5,447,500
496,720		Luminent Mortgage
		Capital, Inc	7,028,588
127,700		Macerich Co	6,883,030
42,609		Manufactured Home
		Communities, Inc	1,504,098
200,000	*	Meristar Hospitality Corp	1,390,000
100,000		MFA Mortgage
		Investments, Inc	1,010,000
920,000		Monmouth REIT (Class A)	8,151,200
154,050		Municipal Mortgage &
		Equity LLC	3,956,004
60,000		New Plan Excel Realty
		Trust	1,641,000
558,333		Omega Healthcare
		Investors, Inc	6,069,080
220,000		Origen Financial, Inc	2,200,000
8,261		Parkway Properties, Inc	386,202
100,000		Post Properties, Inc	2,880,000
237,300		Prologis	8,511,951
122,100		Public Storage, Inc	5,941,386
60,000		Ramco-Gershenson
		Properties	1,692,000
150,000		Reckson Associates
		Realty Corp	4,221,000
62,400		Regency Centers Corp	2,915,952
241,000		Rouse Co	12,917,600
140,000		Shurgard Storage Centers,
		Inc (Class A)	5,586,000
169,826		Simon Property Group, Inc	9,924,631
4,600		SL Green Realty Corp	219,420
225,000		Spirit Financial Corp	2,250,000
427,290	*	Sunset Financial
		Resources, Inc	5,405,218

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 67

Statement of Investments (Unaudited) - Real Estate Securities Fund - March 31, 2004

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
56,609		Taubman Centers, Inc	$ 1,424,848
65,000		Thornburg Mortgage, Inc	2,021,500
48,300		United Dominion Realty
		Trust, Inc	947,646
242,227		Ventas, Inc	6,656,398
163,500		Vornado Realty Trust	9,888,480
120,000		Weingarten Realty
		Investors	4,152,000
42,700		Windrose Medical
		Properties Trust	531,188
120,622		Winston Hotels, Inc	1,271,356

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	264,443,866

HOTELS AND OTHER LODGING PLACES—4.42%
200,000		Fairmont Hotels & Resorts,
		Inc	5,030,000
305,000		Hilton Hotels Corp	4,956,250
309,000	*	Interstate Hotels &
		Resorts, Inc	1,823,100
100,000		Orient-Express Hotels Ltd
		(Class A)	1,789,000

		TOTAL HOTELS AND OTHER
		LODGING PLACES	13,598,350

REAL ESTATE—1.05%
80,000		St. Joe Co	3,255,200

		TOTAL REAL ESTATE	3,255,200

		TOTAL COMMON STOCK
		(Cost $264,128,807)	281,297,416

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—3.51%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—3.51%
	Federal Farm Credit
	Banks (FFCB)
$10,800,000	0.97%,04/01/04	$ 10,799,709

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	10,799,709

	TOTAL SHORT TERM INVESTMENTS
	(Cost $10,800,000)	10,799,709

	TOTAL PORTFOLIO—99.85%
	(Cost $289,386,057)	307,358,850
	OTHER ASSETS &
	LIABILITIES, NET—
	0.15%	464,372

	NET ASSETS—100.00%	$307,823,222

*	Non-income producing
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

68 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments (Unaudited) - Inflation-Linked Bond Fund - March 31, 2004

SHARES		VALUE

GOVERNMENT BONDS—98.71%
U.S. TREASURY SECURITIES—98.71%
	U.S. Treasury Inflation
	Indexed
$32,549,600	3.375%, 01/15/07	$ 35,875,843
33,239,227	3.625%, 01/15/08	37,622,485
29,734,618	3.875%, 01/15/09	34,547,762
20,746,348	4.250%, 01/15/10	24,879,436
20,294,364	3.500%, 01/15/11	23,674,594
10,845,511	3.375%, 01/15/12	12,648,578
38,002,273	3.000%, 07/15/12	43,263,308
33,598,336	1.875%, 07/15/13	35,015,851
20,108,088	2.000%, 01/15/14	21,104,042
33,779,333	3.625%, 04/15/28	44,546,496
35,188,416	3.875%, 04/15/29	48,576,554
9,075,985	3.375%, 04/15/32	12,045,557

	TOTAL U.S. TREASURY
	SECURITIES	373,800,506

	TOTAL GOVERNMENT BONDS
	(Cost $355,696,117)	373,800,506

SHORT TERM INVESTMENTS—0.34%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Banks
1,280,000	0.970%, 04/01/04	1,279,966

	TOTAL U.S. GOVERNMENT
	AND AGENCIES DISCOUNT
	NOTES	1,279,966

	TOTAL SHORT TERM
	(Cost $1,280,000)	1,279,966

	TOTAL PORTFOLIO—99.05%
	(Cost $356,976,117)	375,080,472
	OTHER ASSETS &
	LIABILITIES, NET—
	0.95%	3,581,590

	NET ASSETS—100.00%	$378,662,062

SEE NOTES TO FINANCIAL STATEMENTS	2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 69

Statements of Assets and Liabilities (Unaudited)
TIAA-CREF Institutional Mutual Funds
	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Real Estate	Inflation-Linked
March 31, 2004	Value Fund	Growth Fund	Value Fund	Equity Fund	Securities Fund	Bond Fund

ASSETS
Portfolio investments, at cost	$161,121,280	$102,493,518	$87,394,333	$165,845,000	$289,386,057	$356,976,117
Net unrealized appreciation of portfolio investments	18,807,955	13,335,435	6,903,375	22,045,677	17,972,793	18,104,355

Portfolio investments, at value	179,929,235	115,828,953	94,297,708	187,890,677	307,358,850	375,080,472
Cash	66,959	90,544	79,299	517,068	—	—
Receivable from securities transactions	12,244,448	411,529	7,795,661	10,105,254	7,297,775	—
Receivable from Fund shares sold	712,327	712,198	487,877	974,125	3,716,200	968,396
Due from investment advisor	—	—	—	—	3,417	—
Dividends and interest receivable	263,659	23,405	118,139	187,768	1,157,720	2,941,251

Total assets	193,216,628	117,066,629	102,778,684	199,674,892	319,533,962	378,990,119

LIABILITIES
Accrued expenses	87,848	61,490	45,321	77,428	103,791	72,710
Due to custodian	—	—	—	—	1,138,618	57,322
Payable for securities transactions	13,692,455	888,558	9,316,005	11,105,176	10,126,658	—
Payable for Fund shares redeemed	76,975	61,529	98,118	84,707	341,673	198,025

Total liabilities	13,857,278	1,011,577	9,459,444	11,267,311	11,710,740	328,057

NET ASSETS	$179,359,350	$116,055,052	$93,319,240	$188,407,581	$307,823,222	$378,662,062

NET ASSETS CONSIST OF:
Paid-in-capital	149,716,216	101,105,203	82,280,527	162,782,824	260,092,939	357,644,967
Accumulated undistributed net investment income (loss)	747,596	(12,407)	292,911	282,978	1,614,431	3,611
Accumulated undistributed net realized gain (loss)
on total investments	10,087,583	1,626,821	3,842,427	3,296,102	28,143,059	2,909,129
Accumulated net unrealized appreciation
on total investments	18,807,955	13,335,435	6,903,375	22,045,677	17,972,793	18,104,355

NET ASSETS	$179,359,350	$116,055,052	$93,319,240	$188,407,581	$307,823,222	$378,662,062

RETIREMENT CLASS:
Net Assets	$38,628,783	$65,849,597	$58,566,173	$95,151,819	$71,714,455	—
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	2,932,291	4,460,308	4,144,899	6,588,026	5,237,785	—
Net asset value per share	$13.17	$14.76	$14.13	$14.44	$13.69	—

INSTITUTIONAL CLASS:
Net Assets	$25,282,317	$3,026,114	$6,318,460	$37,729,801	$136,581,497	$342,925,248
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	1,922,942	204,356	446,106	2,600,398	10,078,193	31,231,515
Net asset value per share	$13.15	$14.81	$14.16	$14.51	$13.55	$10.98

RETAIL CLASS:
Net Assets	$115,448,250	$47,179,341	$28,434,607	$55,525,961	$99,527,270	$35,736,814
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	8,867,835	3,195,515	2,028,702	3,860,629	7,417,169	3,292,131
Net asset value per share	$13.02	$14.76	$14.02	$14.38	$13.42	$10.86

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (Unaudited)
TIAA-CREF Institutional Mutual Funds
	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Real Estate	Inflation-Linked
For the Six Months Ended March 31, 2004	Value Fund	Growth Fund	Value Fund	Equity Fund	Securities Fund	Bond Fund

INVESTMENT INCOME
Interest	$5,747	$7,706	$6,323	$8,878	$55,781	$4,381,176
Dividends	1,654,886	188,944	604,969	823,856	5,192,022	—
Foreign taxes withheld	(395)	(115)	(661)	(174)	(300)	—

Total income	1,660,238	196,535	610,631	832,560	5,247,503	4,381,176

EXPENSES
Investment management fees	58,799	36,096	24,293	55,211	100,982	135,887
Service Agreement Fees—Retirement Class	41,213	86,108	61,431	109,039	58,100	—
Service Agreement Fees—Institutional Class	4,076	501	1,050	6,215	24,846	41,520
Service Agreement Fees—Retail Class	168,920	61,189	31,922	40,675	108,892	22,656
Custody fees	9,860	24,161	11,081	56,429	9,880	9,716
Audit fees	6,560	4,028	2,711	6,161	10,015	13,477
Registration fees—Retirement Class	15,449	31,304	21,650	27,734	11,553	—
Registration fees—Institutional Class	8,878	1,045	2,087	7,204	29,352	29,510
Registration fees—Retail Class	49,659	17,346	8,681	12,069	18,925	3,945
Trustee fees and expenses	430	194	127	310	602	1,009

Total expenses before expense reimbursement	363,844	261,972	165,033	321,047	373,147	257,720
Less expenses reimbursed by the investment advisor
(See Note 2)	(66,000)	(57,000)	(32,000)	(81,000)	(51,000)	(26,000)

Net expenses	297,844	204,972	133,033	240,047	322,147	231,720

Net investment income (loss)	1,362,394	(8,437)	477,598	592,513	4,925,356	4,149,456

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	12,794,476	2,698,337	4,313,955	6,412,304	35,591,768	4,273,593
Foreign currency transactions	—	—	(219)	—	—	—

Net realized gain on total investments	12,794,476	2,698,337	4,313,736	6,412,304	35,591,768	4,273,593

Change in unrealized appreciation on:
Portfolio investments	9,853,619	8,680,196	4,827,995	15,446,940	9,093,378	13,108,883
Translation of assets (other than portfolio investments)
and liabilities denominated in foreign currencies	—	—	(3)	—	—	—

Net change in unrealized appreciation on total
investments	9,853,619	8,680,196	4,827,992	15,446,940	9,093,378	13,108,883

Net realized and unrealized gain
on total investments	22,648,095	11,378,533	9,141,728	21,859,244	44,685,146	17,382,476

Net increase in net assets resulting
from operations	$24,010,489	$11,370,096	$9,619,326	$22,451,757	$49,610,502	$21,531,932

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income (loss)	$1,362,394	$1,196,820	$(8,437)	$2,793	$477,598	$307,525
Net realized gain on total investments	12,794,476	3,745,930	2,698,337	1,911,610	4,313,736	1,407,116
Net change in unrealized appreciation on total
investments	9,853,619	10,311,362	8,680,196	5,444,532	4,827,992	2,998,384

Net increase from operations	24,010,489	15,254,112	11,370,096	7,358,935	9,619,326	4,713,025

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(112,625)	(580)	(2,167)	(18)	(144,631)	(608)
Institutional Class	(225,240)	(9,574)	(4,596)	(26)	(49,959)	(2,883)
Retail Class	(1,363,078)	(118,451)	—	(1,570)	(238,395)	(66,665)
From realized gains:
Retirement Class	(993,550)	—	(1,648,692)	(2)	(1,065,435)	—
Institutional Class	(854,856)	—	(84,429)	(3)	(168,323)	—
Retail Class	(4,261,173)	—	(1,246,794)	(180)	(589,346)	—

Total distributions	(7,810,522)	(128,605)	(2,986,678)	(1,799)	(2,256,089)	(70,156)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	26,441,122	9,337,846	35,863,035	23,648,632	38,641,660	14,549,465
Institutional Class	8,191,753	13,322,780	850,711	1,391,967	1,525,725	3,323,806
Retail Class	18,412,784	54,009,734	21,547,638	7,803,023	16,634,930	(2,395,256)

Total shareholder transactions	53,045,659	76,670,360	58,261,384	32,843,622	56,802,315	15,478,015

Total increase in net assets	69,245,626	91,795,867	66,644,802	40,200,758	64,165,552	20,120,884

NET ASSETS
Beginning of period	110,113,724	18,317,857	49,410,250	9,209,492	29,153,688	9,032,804

End of period	$179,359,350	$110,113,724	$116,055,052	$49,410,250	$93,319,240	$29,153,688

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SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Equity Fund		Real Estate Securities Fund		Inflation-Linked Bond Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$592,513	$444,984	$4,925,356	$3,989,978	$4,149,456	$5,206,572
Net realized gain on total investments	6,412,304	5,328,696	35,591,768	14,120,615	4,273,593	1,102,026
Net change in unrealized appreciation on total
investments	15,446,940	7,883,583	9,093,378	9,483,663	13,108,883	4,734,905

Net increase from operations	22,451,757	13,657,263	49,610,502	27,594,256	21,531,932	11,043,503

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(159,787)	(370)	(532,851)	(124,419)	—	—
Institutional Class	(166,706)	(4,819)	(2,285,285)	(2,010,369)	(350,893)	(4,102,160)
Retail Class	(363,682)	(89,453)	(1,090,269)	(1,314,632)	(3,806,865)	(1,104,834)
From realized gains:
Retirement Class	(3,629,107)	—	(2,945,018)	(142)	—	—
Institutional Class	(2,041,489)	—	(12,362,136)	(7,245)	(205,919)	—
Retail Class	(2,565,183)	—	(6,209,981)	(32,562)	(2,260,571)	—

Total distributions	(8,925,954)	(94,642)	(25,425,540)	(3,489,369)	(6,624,248)	(5,206,994)

SHAREHOLDER TRANSACTIONS (Note 5)
Retirement Class	60,610,191	27,451,800	53,356,688	13,024,997	—	—
Institutional Class	15,554,285	16,014,579	24,576,877	84,299,248	106,078,578	218,367,845
Retail Class	22,840,009	311,763	39,505,820	25,329,112	14,345,371	(3,147,002)

Total shareholder transactions	99,004,485	43,778,142	117,439,385	122,653,357	120,423,949	215,220,843

Total increase in net assets	112,530,288	57,340,763	141,624,347	146,758,244	135,331,633	221,057,352

NET ASSETS
Beginning of period	75,877,293	18,536,530	166,198,875	19,440,631	243,330,429	22,273,077

End of period	$188,407,581	$75,877,293	$307,823,222	$166,198,875	$378,662,062	$243,330,429

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

TIAA-CREF Institutional Mutual Funds

	Large-Cap Value Fund
	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.55	$9.16	$10.00	$11.59	$9.16	$10.00	$11.52	$9.16	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.11	0.21	0.01	0.13	0.25	0.01	0.11	0.22	0.01
Net realized and unrealized gain (loss)
on total investments	2.12	2.24	(0.85)	2.12	2.22	(0.85)	2.11	2.20	(0.85)

Total gain (loss) from investment operations	2.23	2.45	(0.84)	2.25	2.47	(0.84)	2.22	2.42	(0.84)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.14)	(0.04)	—	(0.17)	(0.06)	—
Net realized gains	(0.55)	—	—	(0.55)	—	—	(0.55)	—	—

Total distributions	(0.61)	(0.06)	—	(0.69)	(0.04)	—	(0.72)	(0.06)	—

Net asset value, end of period	$13.17	$11.55	$9.16	$13.15	$11.59	$9.16	$13.02	$11.52	$9.16

TOTAL RETURN	19.42%	26.94%	(8.40)%	19.68%	26.98%	(8.40)%	19.55%	26.47%	(8.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$38,629	$9,943	$92	$25,282	$14,822	$92	$115,448	$85,349	$18,135
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.29%	0.54%	0.03%	0.08%	0.21%	0.01%	0.27%	0.51%	0.03%
Ratio of expenses to average net assets
after expense waiver and reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income to average net assets	0.88%	1.89%	0.09%	1.06%	2.31%	0.11%	0.91%	1.99%	0.09%
Portfolio turnover rate	83.40%	184.99%	25.09%	83.40%	184.99%	25.09%	83.40%	184.99%	25.09%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Growth Fund
	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.97	$9.21	$10.00	$13.02	$9.21	$10.00	$12.98	$9.21	$10.00

Gain (loss) from investment operations:
Net investment income (b)	— (c)	—	—	0.02	0.04	—	— (c)	—	—
Net realized and unrealized gain (loss)
on total investments	2.29	3.76	(0.79)	2.29	3.77	(0.79)	2.28	3.77	(0.79)

Total gain (loss) from investment operations	2.29	3.76	(0.79)	2.31	3.81	(0.79)	2.28	3.77	(0.79)

Less distributions from:
Net investment income	—	— (c)	—	(0.03)	—	—	—	— (c)	—
Net realized gains	(0.50)	— (c)	—	(0.49)	— (c)	—	(0.50)	— (c)	—

Total distributions	(0.50)	— (c)	—	(0.52)	— (c)	—	(0.50)	— (c)	—

Net asset value, end of period	$14.76	$12.97	$9.21	$14.81	$13.02	$9.21	$14.76	$12.98	$9.21

TOTAL RETURN	17.70%	40.85%	(7.90)%	17.95%	41.37%	(7.90)%	17.71%	40.96%	(7.90)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$65,850	$25,519	$92	$3,026	$1,887	$92	$47,179	$22,004	$9,025
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.32%	0.73%	0.03%	0.11%	0.39%	0.01%	0.27%	0.69%	0.03%
Ratio of expenses to average net assets
after expense waiver and reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income (loss) to average
net assets	(0.02)%	(0.02)%	0.02%	0.14%	0.31%	0.04%	0.00%	0.01%	0.02%
Portfolio turnover rate	51.90%	162.02%	18.61%	51.90%	162.02%	18.61%	51.90%	162.02%	18.61%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Mid-Cap Value Fund
	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.95	$9.03	$10.00	$12.02	$9.03	$10.00	$11.97	$9.03	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.10	0.18	0.01	0.13	0.22	0.01	0.11	0.19	0.01
Net realized and unrealized gain (loss)
on total investments	2.59	2.80	(0.98)	2.59	2.81	(0.98)	2.57	2.80	(0.98)

Total gain (loss) from investment operations	2.69	2.98	(0.97)	2.72	3.03	(0.97)	2.68	2.99	(0.97)

Less distributions from:
Net investment income	(0.06)	(0.06)	—	(0.13)	(0.04)	—	(0.18)	(0.05)	—
Net realized gains	(0.45)	—	—	(0.45)	—	—	(0.45)	—	—

Total distributions	(0.51)	(0.06)	—	(0.58)	(0.04)	—	(0.63)	(0.05)	—

Net asset value, end of period	$14.13	$11.95	$9.03	$14.16	$12.02	$9.03	$14.02	$11.97	$9.03

TOTAL RETURN	22.65%	33.27%	(9.70)%	22.93%	33.63%	(9.70)%	22.70%	33.29%	(9.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$58,566	$15,669	$90	$6,318	$4,009	$90	$28,435	$9,476	$8,852
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.30%	0.65%	0.03%	0.11%	0.32%	0.01%	0.26%	0.62%	0.03%
Ratio of expenses to average net assets
after expense waiver and reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.22%	0.44%	0.03%
Ratio of net investment income to average net assets	0.76%	1.52%	0.12%	0.93%	2.05%	0.14%	0.78%	1.83%	0.11%
Portfolio turnover rate	94.53%	214.97%	15.01%	94.53%	214.97%	15.01%	94.53%	214.97%	15.01%

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Small-Cap Equity Fund
	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.62	$9.27	$10.00	$12.68	$9.27	$10.00	$12.64	$9.27	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.05	0.11	0.01	0.08	0.14	0.02	0.06	0.12	0.02
Net realized and unrealized gain (loss)
on total investments	2.74	3.28	(0.74)	2.76	3.29	(0.75)	2.74	3.29	(0.75)

Total gain (loss) from investment operations	2.79	3.39	(0.73)	2.84	3.43	(0.73)	2.80	3.41	(0.73)

Less distributions from:
Net investment income	(0.04)	(0.04)	—	(0.08)	(0.02)	—	(0.13)	(0.04)	—
Net realized gains	(0.93)	—	—	(0.93)	—	—	(0.93)	—	—

Total distributions	(0.97)	(0.04)	—	(1.01)	(0.02)	—	(1.06)	(0.04)	—

Net asset value, end of period	$14.44	$12.62	$9.27	$14.51	$12.68	$9.27	$14.38	$12.64	$9.27

TOTAL RETURN	22.57%	36.65%	(7.30)%	22.84%	37.12%	(7.30)%	22.66%	36.90%	(7.30)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$95,152	$29,036	$93	$37,730	$18,702	$93	$55,526	$28,139	$18,351
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.31%	0.95%	0.03%	0.12%	0.62%	0.01%	0.19%	0.78%	0.02%
Ratio of expenses to average net assets
after expense waiver and reimbursement	0.24%	0.47%	0.03%	0.07%	0.14%	0.01%	0.15%	0.30%	0.02%
Ratio of net investment income to average net assets	0.36%	0.89%	0.15%	0.53%	1.25%	0.17%	0.45%	1.10%	0.16%
Portfolio turnover rate	119.75%	328.39%	14.52%	119.75%	328.39%	14.52%	119.75%	328.39%	14.52%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Real Estate Securities Fund
	Retirement Class			Institutional Class			Retail Class

			For the Period			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.40	$9.72	$10.00	$12.32	$9.72	$10.00	$12.22	$9.72	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.29	0.57	0.05	0.28	0.59	0.05	0.27	0.52	0.05
Net realized and unrealized gain (loss)
on total investments	2.53	2.39	(0.31)	2.53	2.37	(0.31)	2.49	2.39	(0.31)

Total gain (loss) from investment operations	2.82	2.96	(0.26)	2.81	2.96	(0.26)	2.76	2.91	(0.26)

Less distributions from:
Net investment income	(0.19)	(0.27)	(0.02)	(0.24)	(0.35)	(0.02)	(0.22)	(0.40)	(0.02)
Net realized gains	(1.34)	(0.01)	—	(1.34)	(0.01)	—	(1.34)	(0.01)	—

Total distributions	(1.53)	(0.28)	(0.02)	(1.58)	(0.36)	(0.02)	(1.56)	(0.41)	(0.02)

Net asset value, end of period	$13.69	$12.40	$9.72	$13.55	$12.32	$9.72	$13.42	$12.22	$9.72

TOTAL RETURN	24.15%	30.92%	(2.58)%	24.37%	30.94%	(2.56)%	24.13%	30.66%	(2.59)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$71,714	$14,207	$97	$136,581	$99,389	$97	$99,527	$52,603	$19,246
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.27%	0.51%	0.03%	0.09%	0.18%	0.01%	0.26%	0.47%	0.03%
Ratio of expenses to average net assets
after expense waiver and reimbursement	0.23%	0.48%	0.03%	0.07%	0.15%	0.01%	0.22%	0.45%	0.03%
Ratio of net investment income to average net assets	2.23%	4.81%	0.51%	2.21%	5.27%	0.53%	2.14%	4.80%	0.50%
Portfolio turnover rate	218.52%	317.14%	15.45%	218.52%	317.14%	15.45%	218.52%	317.14%	15.45%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Institutional Mutual Funds

	Inflation-Linked Bond Fund
	Institutional Class			Retail Class

			For the Period			For the Period
	For the		September 4, 2002	For the		September 4, 2002
	Six Months	For the Year	(commencement	Six Months	For the Year	(commencement
	Ended	Ended	of operations)	Ended	Ended	of operations)
	March 31,	September 30,	to September 30,	March 31,	September 30,	to September 30,
	2004 (a)	2003	2002 (a)	2004 (a)	2003	2002 (a)

	(Unaudited)			(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.51	$10.12	$10.00	$10.39	$10.12	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.15	0.37	0.02	0.14	0.40	0.02
Net realized and unrealized gain
on total investments	0.55	0.31	0.12	0.56	0.26	0.12

Total gain from investment operations	0.70	0.68	0.14	0.70	0.66	0.14

Less distributions from:
Net investment income	(0.14)	(0.29)	(0.02)	(0.14)	(0.39)	(0.02)
Net realized gains	(0.09)	—	—	(0.09)	—	—

Total distributions	(0.23)	(0.29)	(0.02)	(0.23)	(0.39)	(0.02)

Net asset value, end of period	$10.98	$10.51	$10.12	$10.86	$10.39	$10.12

TOTAL RETURN	6.77%	6.82%	1.37%	6.80%	6.64%	1.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$342,925	$223,138	$101	$35,737	$20,193	$22,172
Ratio of expenses to average net assets
before expense waiver and reimbursement	0.08%	0.15%	0.01%	0.19%	0.31%	0.02%
Ratio of expenses to average net assets
after expense waiver and reimbursement	0.07%	0.14%	0.01%	0.15%	0.30%	0.02%
Ratio of net investment income to average net assets	1.37%	3.56%	0.23%	1.35%	3.93%	0.22%
Portfolio turnover rate	158.47%	209.51%	0.00%	158.47%	209.51%	0.00%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

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Notes to Financial Statements (Unaudited)

TIAA-CREF Institutional Mutual Funds

Note 1. Significant Accounting Policies

TIAA-CREF Institutional Mutual Funds (“the Funds”) is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. These financial statements consist of six of the twenty-three funds comprising the TIAA-CREF Institutional Mutual Funds. The Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Real Estate Securities, and Inflation-Linked Bond Funds (collectively, the “Funds”) commenced operations on September 4, 2002 with a seed money investment by Teachers Insurance and Annuity Association of America (“TIAA”). At March 31, 2004, TIAA had remaining seed money investment in the Funds as follows:

	Value of TIAA’s Seed Money Investment at March 31, 2004

	Retirement	Institutional	Retail
	Class	Class	Class	Total

Real Estate Securities Fund	$157,810	$158,145	$12,639,181	$12,955,136

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, LLC (“Services”), a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. (“Advisors”), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

90 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

Valuation of Investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield of such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net asset value is calculated.

Accounting for Investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

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Notes to Financial Statements (continued)

Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Real Estate Securities and Inflation-Linked Bond Funds where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

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Notes to Financial Statements (continued)

Note 2. Management Agreement

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund’s net assets, based on the average daily net assets of each Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Retirement Class shares expired on September 30, 2003. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Various other expenses (including custody, audit, regulatory and trustee fees) are brone directly by the Funds/Classes. Advisors will receive the following annual percentages of each Fund’s/Classes’ average daily net assets for investment management and service agreement fees:

	Investment
	Management
	Fee	Service Agreement Fee

	ALL	RETIREMENT	INSTITUTIONAL	RETAIL
	CLASSES	CLASS	CLASS	CLASS

Large-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Growth Fund	0.08%	0.34%	0.04%	0.33%
Mid-Cap Value Fund	0.08%	0.34%	0.04%	0.33%
Small-Cap Equity Fund	0.08%	0.34%	0.04%	0.19%
Real Estate Securities Fund	0.09%	0.34%	0.04%	0.33%
Inflation-Linked Bond Fund	0.09%	—	0.03%	0.18%

To limit the Funds’ expenses during their initial periods of operations, Advisors has agreed to reimburse the Funds if expenses, as described above exceed the percentages listed below.

	Retirement	Institutional	Retail
	Class	Class	Class

Large-Cap Value Fund	0.48%	0.14%	0.44%
Mid-Cap Growth Fund	0.48%	0.14%	0.44%
Mid-Cap Value Fund	0.48%	0.14%	0.44%
Small-Cap Equity Fund	0.48%	0.14%	0.30%
Real Estate Securities Fund	0.47%	0.15%	0.45%
Inflation-Linked Bond Fund	—	0.14%	0.30%

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 93

Notes to Financial Statements (continued)

Note 3. Investments

At March 31,2004 net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Large-Cap Value Fund	$20,298,090	$1,490,135	$18,807,955
Mid-Cap Growth Fund	15,333,038	1,997,603	13,335,435
Mid-Cap Value Fund	8,132,047	1,228,672	6,903,375
Small-Cap Equity Fund	25,504,161	3,458,484	22,045,677
Real Estate Securities Fund	19,414,249	1,441,456	17,972,793
Inflation-Linked Bond Fund	18,104,355	—	18,104,355

Purchases and sales of securities, other than short-term money market instruments, for the Funds for the six months ended March 31, 2004, were as follows:

	Non-Government	Government	Non-Government	Government
	Purchases	Purchases	Sales	Sales

Large-Cap Value Fund	$168,873,994	$—	$122,181,180	$—
Mid-Cap Growth Fund	100,985,651	—	45,959,725	—
Mid-Cap Value Fund	112,136,025	—	57,401,552	—
Small-Cap Equity Fund	254,028,396	—	163,291,794	—
Real Estate Securities Fund	569,882,272	—	482,054,473	—
Inflation-Linked Bond Fund	—	590,086,860	—	472,130,855

Note 4. Trustee Fees

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

94 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

Note 5. Shareholder Transactions

	Large-Cap Value Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(112,554)	(10,058)
Subscriptions	29,020,193	2,269,218	10,088,016	913,533
Reinvestment of distributions	1,106,174	87,514	580	59
Redemptions	(3,685,245)	(284,956)	(638,196)	(53,027)

Net increase	$26,441,122	2,071,776	$9,337,846	850,507

Institutional Class:
Seed money redemptions	$—	—	$(112,702)	(10,036)
Subscriptions	9,326,130	731,645	14,917,948	1,404,132
Reinvestment of distributions	102,938	8,169	3,501	353
Redemptions	(1,237,315)	(96,055)	(1,485,967)	(125,274)

Net increase	$8,191,753	643,759	$13,322,780	1,269,175

Retail Class:

Seed money redemptions	$—	—	$(22,535,000)	(2,011,282)
Subscriptions	8,729,282	688,846	5,196,695	479,918
Reinvestment of distributions	5,581,846	447,094	118,170	11,938
Exchanges	4,440,553	351,383	71,330,646	6,976,546
Redemptions	(338,897)	(25,979)	(100,777)	(30,634)

Net increase	$18,412,784	1,461,344	$54,009,734	5,426,486

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 95

Notes to Financial Statements (continued)

	Mid-Cap Growth Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(124,422)	(10,002)
Subscriptions	40,139,404	2,790,645	27,144,891	2,239,622
Reinvestment of distributions	1,648,689	116,350	17	2
Redemptions	(5,925,058)	(413,531)	(3,371,854)	(272,786)

Net increase	$35,863,035	2,493,464	$23,648,632	1,956,836

Institutional Class:
Seed money redemptions	$—	—	$(124,702)	(10,000)
Subscriptions	958,800	66,751	2,237,098	192,934
Reinvestment of distributions	27,672	1,949	3	—
Redemptions	(135,761)	(9,301)	(720,432)	(47,985)

Net increase	$850,711	59,399	$1,391,967	134,949

Retail Class:
Seed money redemptions	$—	—	$(12,313,236)	(980,147)
Subscriptions	15,591,790	1,080,840	10,139,848	876,040
Reinvestment of distributions	1,221,595	86,235	1,763	176
Exchanges	7,744,605	542,079	11,342,187	960,214
Redemptions	(3,010,352)	(209,443)	(1,367,539)	(140,484)

Net increase	$21,547,638	1,499,711	$7,803,023	715,799

96 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

	Mid-Cap Value Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(113,602)	(10,062)
Subscriptions	41,032,855	3,004,432	15,117,447	1,341,584
Reinvestment of distributions	1,210,066	90,506	608	62
Redemptions	(3,601,261)	(260,719)	(454,988)	(30,912)

Net increase	$38,641,660	2,834,219	$14,549,465	1,300,672

Institutional Class:
Seed money redemptions	$—	—	$(113,844)	(10,039)
Subscriptions	1,785,862	131,101	4,360,446	404,250
Reinvestment of distributions	76,386	5,705	527	54
Redemptions	(336,523)	(24,116)	(923,323)	(70,857)

Net increase	$1,525,725	112,690	$3,323,806	323,408

Retail Class:
Seed money redemptions	$—	—	$(11,311,423)	(985,423)
Subscriptions	10,354,366	764,546	6,764,962	645,657
Reinvestment of distributions	780,846	58,929	66,254	6,804
Exchanges	7,664,625	569,996	4,390,626	405,620
Redemptions	(2,164,907)	(156,581)	(2,305,675)	(260,851)

Net increase (decrease)	$16,634,930	1,236,890	$(2,395,256)	(188,193)

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 97

	Small-Cap Equity Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Seed money redemptions	$—	—	$(119,245)	(10,037)
Subscriptions	71,638,500	5,090,044	30,933,306	2,572,711
Reinvestment of distributions	3,788,891	277,371	370	37
Redemptions	(14,817,200)	(1,079,839)	(3,362,631)	(272,269)

Net increase	$60,610,191	4,287,576	$27,451,800	2,290,442

Institutional Class:
Seed money redemptions	$—	—	$(119,593)	(10,025)
Subscriptions	15,895,283	1,147,530	19,250,389	1,742,676
Reinvestment of distributions	1,168,635	85,239	2,154	218
Redemptions	(1,509,633)	(106,783)	(3,118,371)	(268,465)

Net increase	$15,554,285	1,125,986	$16,014,579	1,464,404

Retail Class:
Seed money redemptions	$—	—	$(24,933,917)	(1,987,900)
Subscriptions	14,056,979	1,004,133	8,430,302	746,781
Reinvestment of distributions	2,869,958	211,007	89,191	9,060
Exchanges	8,083,903	573,007	18,414,161	1,665,247
Redemptions	(2,170,831)	(154,160)	(1,687,974)	(186,551)

Net increase	$22,840,009	1,633,987	$311,763	246,637

98 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

	Real Estate Securities Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Retirement Class:
Subscriptions	$55,166,017	4,222,589	$14,519,010	1,264,727
Reinvestment of distributions	3,477,869	281,920	124,776	10,422
Redemptions	(5,287,198)	(412,226)	(1,618,789)	(139,655)

Net increase	$53,356,688	4,092,283	$13,024,997	1,135,494

Institutional Class:
Subscriptions	$43,716,052	3,434,697	$69,213,255	6,480,028
Reinvestment of distributions	10,285,487	845,654	1,480,117	128,275
Exchanges	—	—	16,645,695	1,717,772
Redemptions	(29,424,662)	(2,267,144)	(3,039,819)	(271,097)

Net increase	$24,576,877	2,013,207	$84,299,248	8,054,978

Retail Class:
Seed money redemptions	$(10,000,000)	(794,912)	$(5,000,000)	(428,816)
Subscriptions	35,482,471	2,774,814	18,825,800	1,697,560
Reinvestment of distributions	7,063,930	587,211	1,366,555	124,851
Exchanges	11,567,487	905,204	11,336,676	1,047,509
Redemptions	(4,608,068)	(360,401)	(1,199,919)	(115,856)

Net increase	$39,505,820	3,111,916	$25,329,112	2,325,248

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 99

Notes to Financial Statements (continued)

	Inflation-Linked Bond Fund

	For the Six Months		For the Year
	Ended		Ended
	March 31, 2004		September 30, 2003

	Amount	Shares	Amount	Shares

Institutional Class:
Seed money redemptions	$(114,884)	(10,482)	$—	—
Subscriptions	147,689,281	13,895,539	116,527,629	11,253,433
Reinvestment of distributions	5,649,439	532,209	3,682,819	350,556
Exchanges	10,892	988	103,137,000	10,095,259
Redemptions	(47,156,150)	(4,418,520)	(4,979,603)	(477,474)

Net increase	$106,078,578	9,999,734	$218,367,845	21,221,774

Retail Class:
Seed money redemptions	$—	—	$(23,663,489)	(2,248,481)
Subscriptions	11,621,325	1,098,719	14,709,757	1,432,062
Reinvestment of distributions	520,810	49,600	1,104,168	107,419
Exchanges	3,517,509	324,847	6,383,135	626,487
Redemptions	(1,314,273)	(124,434)	(1,680,573)	(164,098)

Net increase (decrease)	$14,345,371	1,348,732	$(3,147,002)	(246,611)

100 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

Notes to Financial Statements (continued)

Note 6. Distributions to Shareholders

The tax character of distributions paid to shareholders during the six months ended September 30, 2003 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

Large-Cap Value Fund	$128,605	$—	$128,605
Mid-Cap Growth Fund	1,799	—	1,799
Mid-Cap Value Fund	70,156	—	70,156
Small-Cap Equity Fund	94,642	—	94,642
Real Estate Securities Fund	3,479,173	10,196	3,489,369
Inflation-Linked Bond Fund	5,206,994	—	5,206,994

The tax character of the fiscal year 2004 distributions will be determined at the end of the fiscal year

Note 7. Line of Credit

Each of the Funds, except the Real Estate Securities Fund, participate in a $2.25 billion unsecured revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the six months ended March 31, 2004, there were no borrowings under this credit facility by the Funds.

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 101

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102 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

2003 TIAA-CREF Institutional Mutual Funds Special Meeting

On December 15, 2003, at a special meeting of shareholders, the following persons were elected to serve on the Board:

Nominee	Dollars For	Percent	Dollars Withheld	Percent

Willard T. Carleton	$4,006,730,726.02	98.677%	$53,728,039.15	1.323%
Martin J. Gruber	4,012,058,123.55	98.808	48,400,641.62	1.192
Bridget A. Macaskill	4,012,752,040.36	98.825	47,706,724.81	1.175

Nancy L. Jacob, Bevis Longstreth, Stephen A. Ross, Maceo K. Sloan, and Robert W. Vishny continued in office.

2004 Semiannual Report Retail Class • TIAA-CREF Institutional Mutual Funds	| 103

Management

Current TIAA-CREF Institutional Mutual Funds Board of Trustees and Executive Officers

Disinterested Trustees

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

WILLARD T. CARLETON	70	Trustee	Indefinite term.	Professor of Finance Emeritus, University of	53	None
4911 E. Parade Ground Loop			Trustee since 2003.	Arizona, College of Business and Public
Tucson, AZ 85712-6623				Administration. Formerly, Donald R.
Diamond Professor of Finance, University
of Arizona, 1999-2001, and Karl L. Eller
Professor of Finance, University of Arizona,
1984-1999. Trustee of TIAA, 1984-2003.

MARTIN J. GRUBER	66	Chairman of	Indefinite term.	Nomura Professor of Finance, New York	53	Director, Scudder
New York University		the Board	Trustee since 2000.	University, Stern School of Business.		Investments New York,
Stern School of Business		of Trustees		Formerly, Chairman, Department of		Japan Equity Fund, Inc., the
Henry Kaufman Management				Finance, New York University, Stern School		Singapore Fund, Inc., and
Education Center				of Business. Trustee of TIAA, 1996-2000.		the Thai Capital Fund, Inc.
44 West 4th Street, Suite 988
New York, NY 10012

NANCY L. JACOB	61	Trustee	Indefinite term.	President and Managing Principal, Windermere	53	None
Windermere Investment Associates			Trustee since 1999.	Investment Associates. Formerly, Chairman and
121 S.W. Morrison Street				Chief Executive Officer, CTC Consulting, Inc.,
Suite 925				and Executive Vice President, U.S. Trust of the
Portland, OR 97204				Pacific Northwest.

BEVIS LONGSTRETH	70	Trustee	Indefinite term.	Retired Partner, Debevoise & Plimpton.	53	Member of the Board of
Debevoise & Plimpton			Trustee since 1999.	Formerly, Partner and Of Counsel of		Directors of AMVESCAP,
919 Third Avenue				Debevoise & Plimpton, Adjunct Professor		PLC and Chairman of
New York, NY 10022-6225				at Columbia University School of Law and		the Investment
				Commissioner of the U.S. Securities and		Committee of the
				Exchange Commission.		Nathan Cummings
Foundation.

BRIDGET A. MACASKILL	55	Trustee	Indefinite term.	Formerly, Chairman, Oppenheimer Funds,	53	Director, J Sainsbury plc
160 East 81st Street			Trustee since 2003.	Inc., 2000-2001. Chief Executive Officer,		and Prudential plc.
New York, NY 10028				1995-2001; President, 1991-2000; and
Chief Operating Officer, 1989-1995 of that firm.

STEPHEN A. ROSS	60	Trustee	Indefinite term.	Franco Modigliani Professor of Finance and	53	Director, Freddie Mac and
Sloan School of Management			Trustee since 1999.	Economics, Sloan School of Management,		Algorithmics, Inc.; Co-
Massachusetts Institute				Massachusetts Institute of Technology,		Chairman, Roll & Ross Asset
of Technology				Co-Chairman, Roll & Ross Asset Management		Management Corp.; and
77 Massachusetts Avenue				Corp., and CEO of Compensation Valuation		Principal, IV Capital, Ltd.
Cambridge, MA 02139				Incorporated. Formerly, Sterling Professor of
Economics and Finance, Yale School of Management,
Yale University.

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Disinterested Trustees (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

MACEO K. SLOAN	54	Trustee	Indefinite term.	Chairman, President and Chief Executive	53	Director, SCANA
NCM Capital Management			Trustee since 1999.	Officer, Sloan Financial Group, Inc., and		Corporation and M&F
Group, Inc.				Chairman and Chief Executive Officer,		Bancorp, Inc.
2634 Chapel Hill Boulevard,				NCM Capital Management Group, Inc.,
Suite 206				since 1991.
Durham, NC 27707

ROBERT W. VISHNY	45	Trustee	Indefinite term.	Eric J. Gleacher Distinguished Service	53	None
University of Chicago			Trustee since 1999.	Professor of Finance, University of Chicago,
Graduate School of Business				Graduate School of Business. Founding
1101 East 58th Street				Partner, LSV Asset Management.
Chicago, IL 60637

Executive Officers

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer	Held by Officer

HERBERT M. ALLISON, JR.	60	President and	Indefinite term.	Chairman, President and Chief Executive .	N/A	Member of the Board of
TIAA-CREF		Chief Executive	President and	Officer of TIAA. President and Chief Executive		Directors of the New York
730 Third Avenue		Officer	Chief Executive	Officer of CREF, TIAA-CREF Mutual Funds,		Stock Exchange
New York, NY 10017-3206			Officer since 2002.	TIAA-CREF Institutional Mutual Funds,
TIAA-CREF Life Funds and TIAA Separate
Account VA-1 (these funds are collectively
referred to as the “TIAA-CREF Funds”).
Formerly, President and Chief Executive
Officer of Alliance for LifeLong Learning, Inc.,
2000-2002. President, Chief Operating Officer
and Member of the Board of Directors of
Merrill Lynch & Co., Inc., 1997-1999.

GARY CHINERY	54	Vice President	Indefinite term.	Vice President of TIAA and Treasurer of TIAA	N/A	N/A
TIAA-CREF		and Treasurer	Vice President	and the TIAA-CREF Funds. Vice President
730 Third Avenue			and Treasurer	and Treasurer of Teachers Advisors, Inc.
New York, NY 10017-3206			since 2004.	(“Advisors”), TIAA-CREF Investment
Management, LLC (“Investment Management”),
TIAA-CREF Individual and Institutional
Services, LLC (“Services”), Teachers Personal
Investors Services, Inc. (“TPIS”), TIAA-CREF
Tuition Financing, Inc. (“Tuition Financing”)
and TIAA-CREF Life Insurance Company
(“TIAA-CREF Life”).

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Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and		Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served		During Past 5 Years	Officer	Held by Officer

SCOTT C. EVANS	44	Executive Vice	Indefinite term.		Executive Vice President, Chief Investment	N/A	N/A
TIAA-CREF		President, Chief	Executive Vice		Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue		Investment Officer	President since		President and Chief Executive Officer of
New York, NY 10017-3206			1999. Chief Investment		Investment Management and Advisors.
			Officer since 2004.		Director of TIAA-CREF Life and Advisors;
and Manager of Investment Management.

I. STEVEN GOLDSTEIN	51	Executive Vice	Indefinite term.		Executive Vice President, Public Affairs, of	N/A	N/A
TIAA-CREF		President	Executive Vice		TIAA and the TIAA-CREF Funds. Director of
730 Third Avenue			President since		TIAA-CREF Life. Formerly, Advisor for
New York, NY 10017-3206			2003	.	McKinsey & Company, 2003; Vice President,
Corporate Communications for Dow Jones & Co.
and The Wall Street Journal, 2001-2002;
and Senior Vice President and Chief
Communications Officer for Insurance
Information Institute, 1993-2001.

E. LAVERNE JONES	55	Vice President	Indefinite term.		Vice President and Corporate Secretary of	N/A	N/A
TIAA-CREF		and Corporate	Vice President		TIAA and the TIAA-CREF Funds.
730 Third Avenue		Secretary	and Corporate
New York, NY 10017-3206			Secretary since 1999.

SUSAN S. KOZIK	46	Executive Vice	Indefinite term.		Executive Vice President and Chief Technology	N/A	N/A
TIAA-CREF		President	Executive Vice		Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue			President since 2003.		Formerly, Vice President of IT Operations
New York, NY 10017-3206					and Services, Lucent Technologies, 2000-2003;
and Senior Vice President and Chief
Technology Officer, Penn Mutual Life
Insurance Company, 1997-2000.

GEORGE W. MADISON	50	Executive Vice	Indefinite term.		Executive Vice President and General	N/A	N/A
TIAA-CREF		President	Executive Vice		Counsel of TIAA and the TIAA-CREF Funds.
730 Third Avenue			President since 2003.		Formerly, Executive Vice President,
New York, NY 10017-3206					Corporate Secretary, and General Counsel
of Comerica Incorporated.

ERWIN W. MARTENS	48	Executive Vice	Indefinite term.		Executive Vice President, Risk Management,	N/A	N/A
TIAA-CREF		President	Executive Vice		of TIAA and the TIAA-CREF Funds. Director
730 Third Avenue			President since 2003.		of Advisors, Services, TPIS, Tuition
New York, NY 10017-3206					Financing and TIAA-CREF Life and
Manager of Investment Management. Formerly,
Managing Director and Chief Risk Officer,
Putnam Investments, 1999-2003; and
Head and Deputy Head of Global Market
Risk Management, 1997-1999.

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Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer	Held by Officer

ELIZABETH A. MONRAD	49	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial	N/A	Director, Colgate-
TIAA-CREF		President	Executive Vice	Officer of TIAA, the TIAA-CREF Funds, Advisors and		Palmolive Company
730 Third Avenue			President since 2003.	Investment Management. Executive Vice President
New York, NY 10017-3206				of TPIS, Services and Tuition Financing. Director of
Advisors, TPIS, Tuition Financing and TIAA-CREF
Life. Manager of Investment Management and
Services. Executive Vice President, Finance,
Actuarial and Facilities of TIAA-CREF Life.
Formerly, Chief Financial Officer and Senior Vice
President of General Re (2000-2003),
Chief Financial Officer of its North American
Reinsurance Operations (1997-2000).
Formerly, Partner Coopers & Lybrand.

FRANCES NOLAN	46	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of	N/A	N/A
TIAA-CREF		President	Executive Vice	TIAA and the TIAA-CREF Funds. President,
730 Third Avenue			President since 2000.	Chief Executive Officer and Manager of
New York, NY 10017-3206				Services. Director of TPIS, Tuition Financing
and TIAA-CREF Life. Formerly, Executive
Vice President, Retirement Services,
CREF and TIAA, 2000-2003; Vice President,
Eastern Division, 1994-2000.

DERMOT J. O’BRIEN	38	Executive Vice	Indefinite term.	Executive Vice President, Human Resources,	N/A	N/A
TIAA-CREF		President	Executive Vice	of TIAA and the TIAA-CREF Funds. Director,
730 Third Avenue			President since 2003.	TIAA-CREF Life. Formerly, First Vice President
New York, NY 10017-3206				and Head of Human Resources, International
Private Client Division, Merrill Lynch & Co.,
1999-Feb. 2003; and Vice President and
Head of Human Resources—Japan
Morgan Stanley, 1998-1999.

BERTRAM L. SCOTT	53	President	Indefinite term.	Executive Vice President, Product	N/A	N/A
TIAA-CREF			President since 2003.	Management, of TIAA and the TIAA-CREF
730 Third Avenue				Funds. Chairman of the Board, President
New York, NY 10017-3206				and Chief Executive Officer of TIAA-CREF
Life. Director of TPIS; Manager of Services;
President and Director of Tuition Financing.
Formerly, President and Chief Executive
Officer, Horizon Mercy, 1996-2000.

JOHN A. SOMERS	60	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the	N/A	N/A
TIAA-CREF		President	Executive Vice	TIAA-CREF Funds. Executive Vice President
730 Third Avenue			President since 1999.	of Investment Management and Advisors
New York, NY 10017-3206				and Director of TIAA-CREF Life.

The fund’s Statement of Additional Information (SAI) includes additional information about the fund’s directors and is available, without charge, upon request, by calling 877 518-9161.

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112 |	2004 Semiannual Report TIAA-CREF Institutional Mutual Funds • Retail Class

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 877 518-9161 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

Information

TIAA-CREF Web Center

   Account performance, personal account
   information and transactions, product
   descriptions, calculators to estimate retirement
   income and allocate assets, and information
   about investment choices and income options

   TIAA-CREF.org
   24 hours a day, 7 days a week

Telephone Counseling Center

   Retirement saving and planning, income
   options and payments, and tax reporting

   800 842-2776
   8 a.m. to 10 p.m. ET, Monday–Friday 9 a.m. to 6 p.m. ET, Saturday

Planning and Service Center

   TIAA-CREF Mutual Funds, after-tax
   annuities, and life insurance

   800 223-1200
   8 a.m. to 10 p.m. ET, Monday–Friday

Automated Telephone Service

   Account performance, personal account
   information and transactions, and
   product information

   800 842-2252
   24 hours a day, 7 days a week

For Hearing- or Speech-Impaired Participants

   800 842-2755
   8 a.m. to 10 p.m. ET, Monday–Friday
   9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF Trust Company, FSB

   Asset management, trust administration,
   estate planning, planned giving, and
   endowment management

   888 842-9001
   8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF Tuition Financing, Inc.

   Tuition financing programs

   888 381-8283
   8 a.m. to 11 p.m. ET, Monday–Friday

Get your documents by e-mail.

Sign up for electronic delivery at tiaa-cref.org/howto/edelivery.html

Printed on recycled paper

©2004 Teachers Insurance and Annuity Association—	A30242
College Retirement Equities Fund (TIAA-CREF), New York, NY 10017	05/04
C31793

Item 2. Code of Ethics.

     During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 10. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this annual reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)
11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)
11(b) Section 906 certification.(EX-99.906CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date:	May 17, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	May 17, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President
(principal executive officer)

Date:	May 17, 2004	By:	/s/ Elizabeth A. Monrad

Elizabeth A. Monrad
President
(principal financial officer)

EXHIBIT LIST

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification.(EX-99.906CERT)